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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-4236
                                   ---------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
                         (Exact name of registrant as specified in charter)
1111 Polaris Parkway, Columbus, OH                                 43271-1235
--------------------------------------------------------------------------------
               (Address of principal executive offices)            (Zip code)

One Group Administrative Services, Inc. 1111 Polaris Parkway, Columbus, OH 43240
--------------------------------------------------------------------------------
                                        (Name and address of agent for service)
Registrant's telephone number, including area code:   1-800-480-4111
                                                   -----------------------------

Date of fiscal year end:     June 30, 2003
                         -------------------------------------------

Date of reporting period:    July 1, 2002 through June 30, 2003
                         -------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report
Twelve months ended June 30, 2003

                                                          ONE GROUP MUTUAL FUNDS

      One Group
              Institutional
                        Money Market Funds

                            Institutional Prime Money Market Fund
                            Treasury Only Money Market Fund
                            Government Money Market Fund

  NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
This material must be preceded or accompanied by a current prospectus.

ONE GROUP INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................    8

Statements of Operations ...................................    9

Statements of Changes in Net Assets ........................   10

Financial Highlights .......................................   11

Notes to Financial Statements ..............................   12

Report of Independent Auditors .............................   15

Trustees ...................................................   16

Officers ...................................................   17


ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

 2

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMERCIAL PAPER (9.6%):
Asset Backed (3.0%):
$  120,000   Blue Spice L.L.C., 1.25%,
               7/8/03 (b)................  $   119,971
   100,000   Grampian Funding Ltd.,
               1.23%, 8/19/03 (b)........       99,833
   216,500   Grampian Funding Ltd.,
               1.23%, 8/21/03 (b)........      216,123
   232,296   Independence Funding L.L.C.,
               1.28%, 7/1/03 (b).........      232,296
   100,000   Moat Funding L.L.C., 1.23%,
               8/18/03 (b)...............       99,836
   125,000   Quincy Capital Corp., 1.05%,
               7/8/03 (b)................      124,974
                                           -----------
                                               893,033
                                           -----------
Banking (5.6%):
    75,000   AB Spintab, 1.05%,
               10/23/03..................       74,751
    95,000   Banco Rio de LA Plata S.A.,
               1.05%, 7/11/03 (b)........       94,972
    95,000   Banco Rio de LA Plata S.A.,
               1.04%, 7/16/03 (b)........       94,959
   200,000   Caisse Nationale des Caisses
               d'Epargne et de
               Prevoyance, 1.46%, 9/5/03
               (b).......................      199,465
   230,000   Depfa Bank Europe PLC,
               1.23%, 8/12/03 (b)........      229,669
   100,000   HSBC Bank Canada, 1.29%,
               8/22/03 (b)...............       99,814
   100,000   HSBC Bank Canada, 1.22%,
               2/6/04 (b)................       99,254
   225,000   ING (USA) Funding L.L.C.,
               1.47%, 8/29/03............      224,458
   100,000   Natexis U.S. Finance Corp.,
               1.35%, 8/4/03 (b).........       99,873
   100,000   NBNZ International Ltd.,
               1.47%, 8/28/03 (b)........       99,763
   150,000   Swedbank, 1.36%, 8/11/03....      149,769
    50,000   Union Bank of Norway
               (Delaware), 1.28%,
               7/3/03....................       49,996
    98,000   Union Bank of Norway
               (Delaware), 1.24%,
               8/22/03...................       97,824
    50,000   Union Bank of Norway
               (Delaware), 1.26%,
               7/11/03...................       49,983
                                           -----------
                                             1,664,550
                                           -----------

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Financial Services (1.0%):
$   48,000   CIT Group, 1.10%, 8/4/03....  $    47,950
   192,000   General Electric Capital
               Services, 1.29%, 7/8/03...      191,952
    50,000   Toyota Motor Credit Corp.,
               1.29%, 7/8/03.............       49,987
                                           -----------
                                               289,889
                                           -----------
  Total Commercial Paper                     2,847,472
                                           -----------
EXTENDABLE COMMERCIAL NOTES (2.3%):
Asset Backed (2.3%):
   350,000   Park Granada L.L.C., 1.45%,
               7/1/03 (b)................      350,001
   125,000   Park Granada L.L.C., 1.07%,
               7/10/03 (b)...............      124,967
   125,000   Park Granada L.L.C., 1.31%,
               7/24/03 (b)...............      124,895
    25,000   Park Granada L.L.C., 1.31%,
               7/28/03 (b)...............       24,975
    60,000   Park Granada L.L.C., 1.32%,
               7/29/03 (b)...............       59,938
                                           -----------
  Total Extendable Commercial Notes            684,776
                                           -----------
CORPORATE NOTES/MEDIUM TERM NOTES (24.4%):
Asset Backed (21.3%):
    75,000   Beta Finance, Inc., 1.23%,
               9/15/03* (b)..............       75,009
   200,000   Beta Finance, Inc., 1.32%,
               4/7/04*...................      199,969
    40,000   Beta Finance, Inc., 1.32%,
               4/7/04*...................       39,994
   203,000   Blue Heron Funding Ltd.,
               1.14%, 10/17/03* (b)......      203,000
   120,000   Blue Heron Funding Ltd.,
               1.13%, 12/19/03* (b)......      120,000
   147,000   Blue Heron Funding Ltd.,
               1.06%, 2/25/04* (b).......      147,000
   159,000   Blue Heron Funding Ltd.,
               1.09%, 3/19/04* (b).......      159,000
    99,000   Blue Heron Funding Ltd.,
               1.09%, 5/19/04* (b).......       99,000
   221,000   C.C. (USA), Inc., 1.33%,
               7/25/03*..................      220,999
   100,000   C.C. (USA), Inc., 1.31%,
               8/22/03*..................       99,999
   200,000   C.C. (USA), Inc., 1.34%,
               2/2/04*...................      199,988
   272,000   Dorada Finance, Inc., 1.33%,
               7/25/03*..................      271,999
    71,500   Dorada Finance, Inc., 1.32%,
               4/7/04*...................       71,489
    73,193   G-Force Ltd., Series 02-1,
               1.09%, 12/29/03* (b)......       73,193

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003
Continued

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$  112,127   G-Star Ltd., Series A-1MM,
               1.10%, 4/25/04* (b).......  $   112,127
   156,000   Granite Mortgages PLC,
               Series 03-1, Class A1,
               1.09%, 1/20/04* (b).......      156,000
   170,000   Holmes Financing, 1.18%,
               10/15/03* (b).............      170,000
   200,000   K2 (USA) L.L.C., 1.33%,
               8/8/03*...................      200,000
    95,000   K2 (USA) L.L.C., 1.33%,
               8/15/03*..................       95,000
   100,000   K2 (USA) L.L.C., 1.33%,
               8/29/03*..................       99,999
   200,000   K2 (USA) L.L.C., 1.33%,
               10/10/03*.................      200,000
    42,000   K2 (USA) L.L.C., 1.07%,
               11/19/03*.................       42,000
   140,000   K2 (USA) L.L.C., 1.08%,
               11/20/03*.................      140,000
   125,000   K2 (USA) L.L.C., 1.04%,
               11/24/03*.................      125,000
   100,000   K2 (USA) L.L.C., 0.99%,
               1/27/04*..................       99,994
   100,000   Leafs L.L.C., 1.11%,
               2/20/04* (b)..............      100,000
    97,500   Lehman Brothers Holdings,
               Inc., 1.54%, 2/9/04*......       97,649
    85,000   Links Finance L.L.C., 1.33%,
               7/22/03*..................       85,000
    65,000   Links Finance L.L.C., 1.33%,
               7/25/03*..................       65,000
    60,000   Links Finance L.L.C., 1.33%,
               7/30/03*..................       60,000
   100,000   Links Finance L.L.C., 1.33%,
               8/8/03*...................      100,000
    75,000   Links Finance L.L.C., 1.02%,
               11/25/03*.................       75,000
    75,000   Links Finance L.L.C., 1.34%,
               12/9/03*..................       75,000
   250,000   Links Finance L.L.C., 1.17%,
               1/15/04*..................      250,000
    50,000   Links Finance L.L.C., 1.32%,
               5/17/04*..................       49,996
   150,000   Permanent Financing, 1.23%,
               3/10/04* (b)..............      150,000
   120,000   Premium Asset Trust Series
               2003-5, 1.06%, 6/25/04*
               (b).......................      120,000
   170,000   Putnam Structured Product,
               1.36%, 2/17/04* (b).......      170,000
   435,000   Racers, Series 00-7-MM,
               1.57%, 9/2/03* (b)........      435,001

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$  100,000   Racers, Series, 02-28-C,
               0.97%, 8/27/03* (b).......  $    99,974
   150,000   Sigma Finance, Inc., 1.33%,
               7/29/03*..................      149,999
    50,000   Sigma Finance, Inc., 1.36%,
               11/20/03*.................       50,014
   275,000   Sigma Finance, Inc., 1.33%,
               2/17/04*..................      274,979
   150,000   Sigma Finance, Inc., 1.14%,
               2/18/04*..................      149,990
   200,000   Sigma Finance, Inc., 1.33%,
               3/10/04*..................      200,000
   100,000   Sigma Finance, Inc., 1.28%,
               5/5/04*...................       99,987
   100,000   Sigma Finance, Inc., 1.25%,
               6/15/04* (b)..............      100,086
                                           -----------
                                             6,378,434
                                           -----------
Banking (1.9%):
   350,000   HBOS Treasury Services, PLC,
               1.28%, 11/20/03*..........      350,000
    35,000   HBOS Treasury Services, PLC,
               1.28%, 5/28/04*...........       35,045
   175,000   Wells Fargo & Co., 1.31%,
               4/2/04*...................      175,000
                                           -----------
                                               560,045
                                           -----------
Financial Services (1.2%):
   107,000   Goldman Sachs Group, Inc.,
               1.46%, 8/28/03*...........      106,999
   100,000   Goldman Sachs Group, Inc.,
               1.60%, 9/1/03*............      100,048
    35,000   Goldman Sachs Group, Inc.,
               1.38%, 9/29/03*...........       35,021
    46,000   Lehman Brothers Holdings,
               Inc., 1.48%, 1/2/04*......       46,063
    56,000   Putnam Structured Product,
               1.34%, 5/26/04* (b).......       56,000
                                           -----------
                                               344,131
                                           -----------
  Total Corporate Notes/Medium Term Notes    7,282,610
                                           -----------
MUNICIPAL NOTES AND BONDS (1.0%):
California (0.1%):
    33,100   Anaheim, Certificates of
               Participation, 1.35%,
               7/7/03....................       33,100
                                           -----------
Georgia (0.5%):
    92,001   Georgia Municipal Electric
               Authority, 1.31%,
               7/1/03....................       92,001
    48,325   Municipal Electric Authority
               of Georgia, 1.31%,
               7/1/03....................       48,325
                                           -----------
                                               140,326
                                           -----------

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003
Continued

 4

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
MUNICIPAL NOTES AND BONDS, CONTINUED:
New Jersey (0.2%):
$   60,000   New Jersey Economic
               Development Authority,
               1.04%, 2/15/29*...........  $    60,000
                                           -----------
New York (0.2%):
    60,000   New York, GO, Series A-10,
               1.05%, 11/1/21, FSA*......       60,000
                                           -----------
  Total Municipal Notes and Bonds              293,426
                                           -----------
FUNDING AGREEMENTS (5.2%):
Insurance (5.2%):
    75,000   AIG Life Insurance Co.,
               1.37%, 6/21/04*...........       75,000
   175,000   GE Capital Assurance Co.,
               1.36%, 2/20/04*...........      175,000
   200,000   Metropolitan Life Insurance
               Co., 1.19%, 3/15/04*......      200,000
   100,000   New York Life Insurance Co.,
               1.35%, 7/29/03*...........      100,000
   200,000   New York Life Insurance Co.,
               1.37%, 11/6/03*...........      200,000
   200,000   New York Life Insurance Co.,
               1.34%, 2/27/04*...........      200,000
   100,000   Transamerica Life Insurance
               & Annuity Co., 1.46%,
               6/8/04* (b)...............      100,000
    80,000   Transamerica Life Insurance
               & Annuity Co., 1.54%,
               6/8/04* (b)...............       80,000
   175,000   Transamerica Occidental Life
               Insurance Co., 1.44%,
               6/8/04* (b)...............      175,000
   120,000   Travelers Insurance Co.,
               1.23%, 12/15/03*..........      120,000
    30,000   Travelers Insurance Co.,
               1.31%, 3/8/04*............       30,000
    50,000   Travelers Insurance Co.,
               1.31%, 3/8/04*............       50,000
    50,000   United of Omaha Life
               Insurance Co., 1.52%,
               2/20/04*..................       50,000
                                           -----------
  Total Funding Agreements                   1,555,000
                                           -----------
CERTIFICATES OF DEPOSIT (18.8%):
Banking -- Foreign (4.4%):
   525,000   Canadian Imperial Bank of
               Commerce, 1.20%,
               3/17/08*..................      525,000
   397,000   Royal Bank of Scotland,
               1.04%, 8/12/03............      397,000
   380,000   State Street Bank and Trust
               Company, 1.40%, 5/11/04...      380,000
                                           -----------
                                             1,302,000
                                           -----------

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CERTIFICATES OF DEPOSIT, CONTINUED:
Euro (5.4%):
$  200,000   Credit Lyonnais, 1.24%,
               8/8/03....................  $   200,002
   247,000   Credit Lyonnais, 1.25%,
               8/15/03...................      247,002
   500,000   Deutsche Bank, 1.10%,
               7/14/04...................      499,999
   250,000   Landesbank
               Hessen-Thueringen, 1.40%,
               10/8/03...................      250,007
   200,000   Landesbank
               Hessen-Thueringen, 1.38%,
               10/9/03...................      200,000
   200,000   Royal Bank of Scotland,
               1.27%, 7/2/03.............      200,000
                                           -----------
                                             1,597,010
                                           -----------
Yankee (9.0%):
   200,000   Bayerische Landesbank,
               3.58%, 9/25/03............      200,963
   200,000   Canadian Imperial Bank of
               Commerce, 1.40%,
               8/18/03...................      200,000
   200,000   Credit Agricole Indosuez,
               2.55%, 7/9/03.............      200,000
 1,000,000   Dexia Credit Local, 1.16%,
               7/7/03....................    1,000,002
    50,000   Fortis Bank, 1.38%,
               4/21/04...................       50,000
   100,000   Natexis Banque Populaires,
               1.26%, 7/2/03.............      100,000
   197,000   Natexis Banque Populaires,
               1.26%, 7/3/03.............      197,000
    30,000   Natexis Banque Populaires,
               1.04%, 9/25/03*...........       29,999
   200,000   Natexis Banque Populaires,
               1.38%, 10/14/03...........      200,000
   395,000   Svenska Handelsbanken,
               1.04%, 8/12/03............      395,000
    25,000   Svenska Handelsbanken,
               1.49%, 9/4/03.............       25,000
   100,000   Toronto Dominion Bank of New
               York, 1.36%, 4/19/04......       99,991
                                           -----------
                                             2,697,955
                                           -----------
  Total Certificates of Deposit              5,596,965
                                           -----------
U.S. GOVERNMENT AGENCY SECURITIES (5.6%):
Fannie Mae (1.9%):
   265,000   1.30%, 6/28/04..............      265,005
   200,000   1.30%, 6/30/04..............      200,000
    95,000   1.25%, 7/7/04...............       95,000
                                           -----------
                                               560,005
                                           -----------
Federal Home Loan Bank (3.7%):
   375,000   1.50%, 4/21/04..............      375,000
   200,000   1.30%, 6/8/04...............      200,000
   200,000   1.35%, 6/9/04...............      200,000

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003
Continued

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)


PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal Home Loan Bank, continued:
$  109,000   1.30%, 6/28/04..............  $   109,000
   147,500   1.30%, 6/30/04..............      147,500
    75,000   1.23%, 7/6/04...............       75,000
                                           -----------
                                             1,106,500
                                           -----------
  Total U.S. Government Agency Securities    1,666,505
                                           -----------
TIME DEPOSIT (27.4%):
Banking (27.4%):
 1,000,000   ABN Amro Bank, Grand Cayman,
               1.38%, 7/1/03.............    1,000,000
 1,000,000   Barclays Bank PLC, 1.40%,
               7/1/03....................    1,000,000
   200,000   Credit Lyonnais, Grand
               Cayman, 1.40%, 7/1/03.....      200,000
 1,000,000   Danske Bank, Grand Cayman,
               1.39%, 7/1/03.............    1,000,000
   467,600   Fifth Third Bank, Grand
               Cayman, 1.38%, 7/1/03.....      467,600
 1,200,000   ING Bank, Grand Cayman,
               1.38%, 7/1/03.............    1,200,001
   800,000   Landesbank
               Hessen-Thueringen, 1.38%,
               7/1/03....................      800,000
   750,000   Nordea Bank, 1.38%, 7/1/03..      750,000
 1,000,000   Rabobank, 1.40%, 7/1/03.....    1,000,000
   750,000   UBS AG, Grand Cayman, 1.40%,
               7/1/03....................      750,000
                                           -----------
  Total Time Deposit                         8,167,601
                                           -----------

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
REPURCHASE AGREEMENTS (2.9%):
$  160,000   CS First Boston, 1.43%,
               5/12/04 (Proceeds at
               maturity $162,015,
               collateralized by various
               U.S. Government
               securities)...............  $   160,000
    41,450   Government Agency Joint
               Repurchase Agreement,
               1.19%, 7/1/03 (Proceeds at
               maturity $41,451,
               collateralized by various
               U.S. Government
               securities)...............       41,450
   664,702   Mortgage Backed Joint
               Repurchase Agreement,
               1.29%, 7/1/03 (Proceeds at
               maturity $664,726,
               collateralized by various
               U.S. Government
               securities)...............      664,702
                                           -----------
  Total Repurchase Agreements                  866,152
                                           -----------
INVESTMENT COMPANIES (2.8%):
   835,000   STIC Liquid Assets
               Portfolio.................      835,000
                                           -----------
  Total Investment Companies                   835,000
                                           -----------
Total (Amortized Cost $29,795,507) (a)     $29,795,507
                                           ===========

------------
Percentages indicated are based on net assets of $29,805,172.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

FSA        Federal Security Assurance
GO         General Obligation
STIC       Short-Term Investment Company

See notes to financial statements.

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

 6

ONE GROUP TREASURY ONLY MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS (100.1%):
U.S. Treasury Bills (100.1%):
$341,085    7/3/03.........................  $  341,063
 334,675    7/10/03........................     334,582
 276,405    7/17/03........................     276,263
 275,000    7/24/03........................     274,799
 275,000    7/31/03........................     274,747
 275,000    8/7/03.........................     274,687
 200,000    8/14/03........................     199,737
 291,300    8/21/03........................     290,856
 258,785    8/28/03........................     258,339

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bills, continued:
$200,000    9/4/03.........................  $  199,668
 182,100    9/11/03........................     181,798
 175,000    9/18/03........................     174,660
  75,000    9/25/03........................      74,841
  19,630    10/2/03........................      19,586
                                             ----------
  Total U.S. Treasury Obligations             3,175,626
                                             ----------
Total (Amortized Cost $3,175,626) (a)        $3,175,626
                                             ==========

------------
Percentages indicated are based on net assets of $3,172,624.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

ONE GROUP GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY SECURITIES (48.9%):
Fannie Mae (21.3%):
$  156,630   1.16%, 7/7/03...............  $   156,600
   178,829   0.00%, 8/6/03...............      178,638
    87,984   4.00%, 8/15/03..............       88,259
    95,000   1.81%, 8/22/03..............       94,752
   150,000   1.27%, 9/19/03*.............      149,990
   100,000   0.99%, 12/17/03.............       99,535
   190,470   1.29%, 1/9/04...............      189,162
    82,541   5.13%, 2/13/04..............       84,485
    90,000   1.28%, 3/5/04...............       89,210
    90,000   3.00%, 6/15/04..............       91,517
    90,000   1.30%, 6/29/04..............       90,000
    90,000   1.25%, 7/7/04...............       90,000
    50,000   1.08%, 7/23/04..............       50,000
   275,000   1.00%, 9/10/04*.............      274,909
   180,000   1.25%, 10/28/04*............      179,928
   300,000   0.98%, 1/10/05*.............      299,772
                                           -----------
                                             2,206,757
                                           -----------
Federal Farm Credit Bank (8.0%):
   100,000   1.00%, 10/14/04*............       99,961
   270,000   1.01%, 10/28/04*............      269,929
   275,000   1.18%, 2/10/05*.............      274,956
   190,000   1.05%, 3/17/05*.............      189,935
                                           -----------
                                               834,781
                                           -----------
Federal Home Loan Bank (9.7%):
   150,000   1.17%, 7/2/03...............      149,995
    95,000   5.13%, 9/15/03..............       95,646
    60,000   2.50%, 11/14/03.............       60,143
   110,000   1.33%, 3/5/04*..............      110,000
   142,500   1.40%, 3/8/04...............      142,500
    85,000   1.50%, 4/21/04..............       85,000
    90,000   1.35%, 6/9/04...............       90,000
    90,000   1.25%, 6/21/04..............       90,000
   185,000   1.14%, 7/14/04*.............      184,962
                                           -----------
                                             1,008,246
                                           -----------
Freddie Mac (9.0%):
    90,000   1.11%, 7/8/03*..............       90,000
    45,000   0.00%, 7/17/03..............       44,961
   120,000   0.00%, 7/18/03..............      119,923

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac, continued:
$  200,000   0.90%, 8/21/03..............  $   199,745
    48,000   0.90%, 8/27/03..............       47,932
   100,000   1.00%, 10/15/03.............       99,707
   100,000   1.00%, 10/31/03.............       99,663
   100,000   0.00%, 12/15/03.............       99,538
    90,000   0.00%, 2/17/04..............       89,269
    45,000   1.28%, 2/26/04..............       44,616
                                           -----------
                                               935,354
                                           -----------
Student Loan Marketing Assoc. (0.9%):
    90,000   4.75%, 4/23/04..............       92,483
                                           -----------
  Total U.S. Government Agency Securities    5,077,621
                                           -----------
REPURCHASE AGREEMENTS (51.6%):
    90,000   CS First Boston, 1.43%,
               5/12/04 (Proceeds at
               maturity $91,133,
               collateralized by various
               U.S. Government
               securities)...............       90,000
 5,248,550   Government Agency Joint
               Repurchase Agreement,
               1.19%, 7/1/03 (Proceeds at
               maturity $5,248,724,
               collateralized by various
               U.S. Government
               securities)...............    5,248,550
    14,800   Treasury Joint Repurchase
               Agreement, 1.08%, 7/1/03
               (Proceeds at maturity
               $14,800, collateralized by
               various U.S. Government
               securities)...............       14,800
                                           -----------
  Total Repurchase Agreements                5,353,350
                                           -----------
INVESTMENT COMPANIES (2.9%):
   100,000   STIT Government & Agency
               Portfolio*................      100,000
   200,000   STIT Treasury Portfolio*....      200,000
                                           -----------
  Total Investment Companies                   300,000
                                           -----------
Total (Amortized Cost $10,730,971) (a)     $10,730,971
                                           ===========

------------
Percentages indicated are based on net assets of $10,380,274.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

STIT  Short-Term Investment Trust

See notes to financial statements.

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

 8

INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                 INSTITUTIONAL       TREASURY ONLY
                                                                     PRIME               MONEY         GOVERNMENT
                                                                 MONEY MARKET           MARKET        MONEY MARKET
                                                                     FUND                FUND             FUND
                                                              -------------------    -------------    ------------
ASSETS:
Investments, at amortized cost..............................      $28,929,355         $3,175,626      $ 5,377,621
Repurchase agreements, at cost..............................          866,152                 --        5,353,350
                                                                  -----------         ----------      -----------
Total investments, at value.................................       29,795,507          3,175,626       10,730,971
Cash........................................................               78                  3               10
Interest receivable.........................................           34,777                 95            9,463
Other receivables...........................................            7,877                 --               --
Prepaid expenses............................................              444                 39              127
                                                                  -----------         ----------      -----------
Total Assets................................................       29,838,683          3,175,763       10,740,571
                                                                  -----------         ----------      -----------
LIABILITIES:
Dividends payable...........................................           29,030              2,549            9,052
Payable to brokers for investments purchased................               --                 --          349,773
Accrued expenses and other payables:
  Investment advisory fees..................................            2,646                208              675
  Administration fees.......................................            1,323                130              422
  Shareholder servicing fees................................              368                 62              200
  Other.....................................................              144                190              175
                                                                  -----------         ----------      -----------
Total Liabilities...........................................           33,511              3,139          360,297
                                                                  -----------         ----------      -----------
Capital.....................................................       29,804,822          3,172,581       10,380,255
Undistributed (distributions in excess of) net investment
  income....................................................              350                 43               19
                                                                  -----------         ----------      -----------
Net Assets..................................................      $29,805,172         $3,172,624      $10,380,274
                                                                  ===========         ==========      ===========
NET ASSETS:
  Class I...................................................      $27,593,051         $2,824,350      $ 9,031,960
  Class S...................................................        1,377,373            284,571          770,196
  Administrative Class......................................          834,748             63,703          578,118
                                                                  -----------         ----------      -----------
Total.......................................................      $29,805,172         $3,172,624      $10,380,274
                                                                  ===========         ==========      ===========
Outstanding Units of Beneficial Interest (Shares):
  Class I...................................................       27,592,762          2,824,347        9,031,947
  Class S...................................................        1,377,351            284,553          770,191
  Administrative Class......................................          834,744             63,702          578,116
                                                                  -----------         ----------      -----------
Total.......................................................       29,804,857          3,172,602       10,380,254
                                                                  ===========         ==========      ===========
Net Asset Value
Offering and redemption price per share ( Class I, Class S,
  and Administrative Class).................................      $      1.00         $     1.00      $      1.00
                                                                  ===========         ==========      ===========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)

                                                                 INSTITUTIONAL       TREASURY ONLY     GOVERNMENT
                                                                     PRIME               MONEY           MONEY
                                                                 MONEY MARKET           MARKET           MARKET
                                                                     FUND                FUND             FUND
                                                              -------------------    -------------    ------------
INVESTMENT INCOME:
Interest income.............................................       $488,581             $42,614         $135,239
Dividend income.............................................         13,730                  --            3,390
Income from securities lending..............................             --                 909               15
                                                                   --------             -------         --------
Total Income................................................        502,311              43,523          138,644
                                                                   --------             -------         --------
EXPENSES:
Investment advisory fees....................................         31,301               2,417            7,370
Administration fees.........................................         15,651               1,511            4,606
Shareholder servicing fees (Class S)........................          2,999                 461            1,631
Shareholder servicing fees (Administrative Class)...........            743                  58              401
Custody expense.............................................            634                  65              161
Interest expense............................................             20                  11               --
Legal and audit fees........................................            176                  23               49
Trustees' fees and expenses.................................            277                  29               66
Transfer agent fees.........................................            456                  58               34
Registration and filing fees................................          2,053                 152              494
Printing and mailing costs..................................             45                   5               11
Other.......................................................            376                  74              105
                                                                   --------             -------         --------
Total expenses before waivers...............................         54,731               4,864           14,928
Less waivers................................................         (1,957)                 --               --
                                                                   --------             -------         --------
Net Expenses................................................         52,774               4,864           14,928
                                                                   --------             -------         --------
Net Investment Income.......................................        449,537              38,659          123,716
                                                                   --------             -------         --------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment transactions....            350                  48               45
                                                                   --------             -------         --------
Change in net assets resulting from operations..............       $449,887             $38,707         $123,761
                                                                   ========             =======         ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

 10

INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                          INSTITUTIONAL PRIME                TREASURY ONLY                    GOVERNMENT
                                           MONEY MARKET FUND               MONEY MARKET FUND             MONEY MARKET FUND
                                     ------------------------------    --------------------------    ---------------------------
                                               YEAR ENDED                      YEAR ENDED                    YEAR ENDED
                                                JUNE 30,                        JUNE 30,                      JUNE 30,
                                     ------------------------------    --------------------------    ---------------------------
                                         2003             2002             2003           2002            2003           2002
                                     -------------    -------------    -----------    -----------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income...........  $     449,537    $     440,785    $    38,659    $    54,303    $    123,716   $    146,576
   Net realized gains (losses) from
     investment transactions.......            350            1,108             48             30              45             11
                                     -------------    -------------    -----------    -----------    ------------   ------------
Change in net assets resulting from
 operations........................        449,887          441,893         38,707         54,333         123,761        146,587
                                     -------------    -------------    -----------    -----------    ------------   ------------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS:
   From net investment income......       (425,756)        (419,432)       (36,162)       (51,636)       (111,805)      (130,272)
DISTRIBUTIONS TO CLASS S
 SHAREHOLDERS:
   From net investment income......        (14,081)         (18,716)        (1,830)        (2,423)         (7,373)       (16,049)
DISTRIBUTIONS TO ADMINISTRATIVE
 CLASS SHAREHOLDERS:
   From net investment income......         (9,908)          (3,555)(a)       (667)          (297)(a)      (4,575)          (483)(a)
                                     -------------    -------------    -----------    -----------    ------------   ------------
Change in net assets from
 shareholder distributions.........       (449,745)        (441,703)       (38,659)       (54,356)       (123,753)      (146,804)
                                     -------------    -------------    -----------    -----------    ------------   ------------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions......................      4,814,310       14,007,204        427,203        824,061       3,646,690      1,459,838
                                     -------------    -------------    -----------    -----------    ------------   ------------
Change in net assets...............      4,814,452       14,007,394        427,251        824,038       3,646,698      1,459,621
NET ASSETS:
   Beginning of period.............     24,990,720       10,983,326      2,745,373      1,921,335       6,733,576      5,273,955
                                     -------------    -------------    -----------    -----------    ------------   ------------
   End of period...................  $  29,805,172    $  24,990,720    $ 3,172,624    $ 2,745,373    $ 10,380,274   $  6,733,576
                                     =============    =============    ===========    ===========    ============   ============
SHARE TRANSACTIONS (SHARE
 TRANSACTIONS ARE AT $1.00 PER
 SHARE):
CLASS I SHARES:
   Issued..........................    269,182,326      148,594,453      8,351,825      7,014,393      28,491,880     21,437,445
   Reinvested......................        154,616          117,427          3,367          2,945          10,862         12,204
   Redeemed........................   (265,269,555)    (135,628,109)    (8,106,537)    (6,265,753)    (25,422,667)   (19,992,807)
                                     -------------    -------------    -----------    -----------    ------------   ------------
Change in Class I Shares...........      4,067,387       13,083,771        248,655        751,585       3,080,075      1,456,842
                                     =============    =============    ===========    ===========    ============   ============
CLASS S SHARES:
   Issued..........................      7,838,045        6,077,746      1,335,168      1,122,047       3,208,598      3,120,174
   Reinvested......................          6,847           10,369            479            790           1,544          5,357
   Redeemed........................     (7,388,721)      (5,708,646)    (1,189,514)    (1,081,650)     (3,139,853)    (3,204,324)
                                     -------------    -------------    -----------    -----------    ------------   ------------
Change in Class S Shares...........        456,171          379,469        146,133         41,187          70,289        (78,793)
                                     =============    =============    ===========    ===========    ============   ============
ADMINISTRATIVE CLASS SHARES:
   Issued..........................      4,946,787        1,829,908(a)     764,270        109,325(a)    1,181,951        266,216(a)
   Reinvested......................          6,915            2,027(a)         635            253(a)        1,542            366(a)
   Redeemed........................     (4,662,920)      (1,287,973)(a)   (732,491)       (78,290)(a)    (687,167)      (184,792)(a)
                                     -------------    -------------    -----------    -----------    ------------   ------------
Change in Administrative Class
 Shares............................        290,782          543,962(a)      32,414         31,288(a)      496,326         81,790(a)
                                     =============    =============    ===========    ===========    ============   ============

------------

(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                                      ----------   -------------
                                             NET                                      NET
                                            ASSET                                    ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                          ---------   ----------   -------------   ---------   ------
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS I)
 Year Ended June 30, 2003...............   $1.000       $0.015        $(0.015)      $1.000      1.47%
 Year Ended June 30, 2002...............    1.000        0.025         (0.025)       1.000      2.55
 Year Ended June 30, 2001...............    1.000        0.058         (0.058)       1.000      6.01
 Year Ended June 30, 2000...............    1.000        0.057         (0.057)       1.000      5.87
 April 19, 1999 to June 30, 1999(a).....    1.000        0.009         (0.009)       1.000      0.94(b)
TREASURY ONLY MONEY MARKET FUND (CLASS I)
 Year Ended June 30, 2003...............    1.000        0.013         (0.013)       1.000      1.31
 Year Ended June 30, 2002...............    1.000        0.023         (0.023)       1.000      2.28
 Year Ended June 30, 2001...............    1.000        0.054         (0.054)       1.000      5.51
 Year Ended June 30, 2000...............    1.000        0.051         (0.051)       1.000      5.27
 Year Ended June 30, 1999...............    1.000        0.046         (0.046)       1.000      4.69
GOVERNMENT MONEY MARKET FUND (CLASS I)
 Year Ended June 30, 2003...............    1.000        0.014         (0.014)       1.000      1.40
 Year Ended June 30, 2002...............    1.000        0.024         (0.024)       1.000      2.45
 Year Ended June 30, 2001...............    1.000        0.058         (0.058)       1.000      5.93
 Year Ended June 30, 2000...............    1.000        0.055         (0.055)       1.000      5.69
 Year Ended June 30, 1999...............    1.000        0.050         (0.050)       1.000      5.13
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS S)
 Year Ended June 30, 2003...............    1.000        0.012         (0.012)       1.000      1.22
 Year Ended June 30, 2002...............    1.000        0.023         (0.023)       1.000      2.31
 Year Ended June 30, 2001...............    1.000        0.056         (0.056)       1.000      5.80
 April 10, 2000 to June 30, 2000 (a)....    1.000        0.014         (0.014)       1.000      1.38(b)
TREASURY ONLY MONEY MARKET FUND (CLASS S)
 Year Ended June 30, 2003...............    1.000        0.011         (0.011)       1.000      1.06
 Year Ended June 30, 2002...............    1.000        0.020         (0.020)       1.000      2.04
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000      5.29
 April 10, 2000 to June 30, 2000 (a)....    1.000        0.012         (0.012)       1.000      1.24(b)
GOVERNMENT MONEY MARKET FUND (CLASS S)
 Year Ended June 30, 2003...............    1.000        0.011         (0.011)       1.000      1.15
 Year Ended June 30, 2002...............    1.000        0.022         (0.022)       1.000      2.21
 Year Ended June 30, 2001...............    1.000        0.056         (0.056)       1.000      5.71
 April 10, 2000 to June 30, 2000 (a)....    1.000        0.013         (0.013)       1.000      1.35(b)
INSTITUTIONAL PRIME MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 Year Ended June 30, 2003...............    1.000        0.014         (0.014)       1.000      1.37
 November 1, 2001 to June 30, 2002
   (a)..................................    1.000        0.013         (0.013)       1.000      1.29(b)
TREASURY ONLY MONEY MARKET FUND (ADMINISTRATIVE
 CLASS)
 Year Ended June 30, 2003...............    1.000        0.012         (0.012)       1.000      1.21
 November 1, 2001 to June 30, 2002
   (a)..................................    1.000        0.011         (0.011)       1.000      1.11(b)
GOVERNMENT MONEY MARKET FUND (ADMINISTRATIVE CLASS)
 Year Ended June 30, 2003...............    1.000        0.013         (0.013)       1.000      1.30
 November 1, 2001 to June 30, 2002
   (a)..................................    1.000        0.012         (0.012)       1.000      1.21(b)

                                                     RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------------------------
                                                                                 RATIO OF
                                                                    RATIO OF     EXPENSES
                                                        RATIO OF      NET           TO
                                              NET       EXPENSES   INVESTMENT    AVERAGE
                                            ASSETS,        TO      INCOME TO       NET
                                            END OF      AVERAGE     AVERAGE       ASSETS
                                            PERIOD        NET         NET        WITHOUT
                                            (000'S)      ASSETS      ASSETS      WAIVERS
                                          -----------   --------   ----------   ----------
INSTITUTIONAL PRIME MONEY MARKET FUND (C
 Year Ended June 30, 2003...............  $27,593,051     0.16%       1.45%        0.16%
 Year Ended June 30, 2002...............   23,525,561     0.15        2.34         0.17
 Year Ended June 30, 2001...............   10,441,614     0.15        5.70         0.17
 Year Ended June 30, 2000...............    5,209,033     0.16        6.04         0.18
 April 19, 1999 to June 30, 1999(a).....       24,847     0.18(c)     4.73(c)      0.33(c)
TREASURY ONLY MONEY MARKET FUND (CLASS I
 Year Ended June 30, 2003...............    2,824,350     0.14        1.30         0.14
 Year Ended June 30, 2002...............    2,575,648     0.14        2.17         0.14
 Year Ended June 30, 2001...............    1,824,084     0.14        5.09         0.14
 Year Ended June 30, 2000...............      818,295     0.16        5.13         0.16
 Year Ended June 30, 1999...............      947,205     0.17        4.58         0.17
GOVERNMENT MONEY MARKET FUND (CLASS I)
 Year Ended June 30, 2003...............    9,031,960     0.14        1.37         0.14
 Year Ended June 30, 2002...............    5,951,880     0.14        2.40         0.14
 Year Ended June 30, 2001...............    4,495,228     0.14        5.70         0.14
 Year Ended June 30, 2000...............    3,433,100     0.16        5.54         0.16
 Year Ended June 30, 1999...............    3,482,581     0.17        5.02         0.17
INSTITUTIONAL PRIME MONEY MARKET FUND (C
 Year Ended June 30, 2003...............    1,377,373     0.41        1.17         0.41
 Year Ended June 30, 2002...............      921,196     0.39        2.22         0.42
 Year Ended June 30, 2001...............      541,712     0.35        5.08         0.42
 April 10, 2000 to June 30, 2000 (a)....       44,707     0.35(c)     6.29(c)      0.44(c)
TREASURY ONLY MONEY MARKET FUND (CLASS S
 Year Ended June 30, 2003...............      284,571     0.39        0.99         0.39
 Year Ended June 30, 2002...............      138,436     0.38        1.89         0.39
 Year Ended June 30, 2001...............       97,251     0.35        5.30         0.40
 April 10, 2000 to June 30, 2000 (a)....      122,569     0.35(c)     5.53(c)      0.41(c)
GOVERNMENT MONEY MARKET FUND (CLASS S)
 Year Ended June 30, 2003...............      770,196     0.39        1.13         0.39
 Year Ended June 30, 2002...............      699,907     0.37        2.24         0.39
 Year Ended June 30, 2001...............      778,727     0.35        5.33         0.39
 April 10, 2000 to June 30, 2000 (a)....      215,079     0.35(c)     5.97(c)      0.40(c)
INSTITUTIONAL PRIME MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 Year Ended June 30, 2003...............      834,748     0.26        1.33         0.26
 November 1, 2001 to June 30, 2002
   (a)..................................      543,963     0.25(c)     1.83(c)      0.27(c)
TREASURY ONLY MONEY MARKET FUND (ADMINIS
 CLASS)
 Year Ended June 30, 2003...............       63,703     0.24        1.16         0.24
 November 1, 2001 to June 30, 2002
   (a)..................................       31,289     0.24(c)     1.59(c)      0.24(c)
GOVERNMENT MONEY MARKET FUND (ADMINISTRA
 Year Ended June 30, 2003...............      578,118     0.24        1.14         0.24
 November 1, 2001 to June 30, 2002
   (a)..................................       81,789     0.24(c)     1.72(c)      0.24(c)

------------
(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

 12

INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class S, and Administrative Class shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     REPURCHASE AGREEMENTS

     The Funds (except for the Treasury Only Money Market Fund) may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations with counterparties approved by the Board of Trustees, consistent with each Fund's investment policy.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justified the attendant risks. Loans are subject to termination by the Funds or the borrower at any time,

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003
Continued

INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from borrowers. As of June 30, 2003, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                       MARKET
                                                                       VALUE          MARKET
                                                                     OF LOANED         VALUE
       FUND                                                          SECURITIES    OF COLLATERAL
       ----                                                          ----------    -------------
       Treasury Only Money Market Fund.............................   $710,652       $739,363

     The loaned securities were fully collateralized by U.S. government securities as of June 30, 2003.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds based on methods approved by the Board of Trustees. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND SHAREHOLDER SERVICING AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund; and 0.10% of the average daily net assets of the Institutional Prime Money Market Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of the Funds' average daily net assets.

   The Funds' Class S and Administrative Class shares have distribution plans (the "Plans") pursuant to which the Funds pay various shareholder servicing agents, which may include the Advisor and its affiliates, a fee at an annual rate of 0.25% of the average daily net assets of the outstanding Class S shares and 0.10% of the average daily net assets of the outstanding

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003
Continued

 14

INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Administrative Class shares. Pursuant to the terms of the Plan, the shareholder servicing agents have agreed to provide certain services to the holders of these shares.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and One Group Dealer Services, Inc. (the "Distributor"). Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor has agreed to waive fees to limit total annual fund operating expenses.

4. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 25, 2003. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, there were no loans outstanding.

5. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, the Intermediate Bond Fund had outstanding borrowings of $7,877,149 from the Institutional Prime Money Market Fund pursuant to the terms of the Facility.

6. FEDERAL TAX INFORMATION:

   The tax character of distributions paid during the fiscal year ended June 30, 2003 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                                 DISTRIBUTIONS PAID FROM:
                                              ------------------------------
                                                   NET           NET LONG          TOTAL        TAX RETURN         TOTAL
                                                INVESTMENT         TERM           TAXABLE           OF         DISTRIBUTIONS
                                                  INCOME       CAPITAL GAINS   DISTRIBUTIONS      CAPITAL          PAID
                                                ----------     -------------   -------------    ----------     -------------
    Institutional Prime Money Market Fund...     $459,979           $--          $459,979           $--          $459,979

    Treasury Only Money Market Fund.........       39,840           --             39,840           --             39,840

    Government Money Market Fund............      124,148           --            124,148           --            124,148

   As of June 30, 2003 the components of accumulated earnings/(deficit) on a tax basis was as follows (amounts in thousands):

                                                                UNDISTRIBUTED
                                                         ---------------------------                   ACCUMULATED       TOTAL
                                         UNDISTRIBUTED     LONG-TERM                                   CAPITAL AND    ACCUMULATED
                                           ORDINARY         CAPITAL      ACCUMULATED   DISTRIBUTIONS      OTHER        EARNINGS/
                                            INCOME           GAINS        EARNINGS        PAYABLE         LOSSES       (DEFICIT)
                                         -------------     ---------     -----------   -------------   -----------    -----------
    Institutional Prime Money Market
      Fund.............................     $29,622           $--          $29,622        (29,030)          $--          $592

    Treasury Only Money Market Fund....       2,629           --             2,629         (2,549)          --             80

    Government Money Market Fund.......       9,185           --             9,185         (9,052)          --            133

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003
Continued

INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the One Group Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund and the Government Money Market Fund (three series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Chicago, Illinois
August 11, 2003

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

 16

INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE                                                                                    OTHER DIRECTORSHIPS
TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS            HELD BY TRUSTEE
----------------------------  ------------------------------------------------------------  ---------------------
Peter C. Marshall             From March 2002 to present, self-employed as a business               None
12/10/42                      consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present             President, W.D. Hoard, Inc. (corporate parent of DCI
                              Marketing, Inc.); November 1993 to March 2000, President DCI
                              Marketing, Inc.


Frederick W. Ruebeck          Since April 2000, Advisor, Jerome P. Green & Associates, LLC          None
10/8/39                       (a broker-dealer); January 2000 to April 2000, self-employed
5/16/94 - present             as a consultant; June 1988 to December 1999, Director of
                              Investments, Eli Lilly and Company.


Robert A. Oden, Jr.           From July 2002 to present, President, Carleton College; 1995          None
9/11/46                       to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                  Since 1975, President, Gardner, Inc. (wholesale distributor         Director,
11/5/47                       to outdoor power equipment industry).                         Cardinal Health, Inc.
5/21/98 - present


Marilyn McCoy                 Since 1985,Vice President of Administration and Planning,             None
3/18/48                       Northwestern University.
4/28/99 - present


Julius L. Pallone             Since 1994, President, J.L. Pallone Associates (insurance             None
5/26/30                       consultant).
4/28/99 - present


Donald L. Tuttle              Since 1995, Vice President, Association for Investment                None
10/6/34                       Management and Research.
4/28/99 - present

------------
(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer, Banc
11/13/57                       One Investment Management Group and Senior Managing Director
President                      of Banc One Investment Advisors Corporation; October 2002 to
1/1/00 - present               present, President, One Group Asset Management (Ireland)
                               Limited; October 1999 to present, Chief Executive Officer
                               and President, One Group Administrative Services, Inc. and
                               Chief Executive Officer and President, One Group Dealer
                               Services, Inc.; August 1994 to October 1999, Senior Managing
                               Director, Banc One Investment Advisors Corporation.


Robert L. Young                From November 2001 to present, Senior Managing Director and
1/17/63                        Chief Operating Officer of One Group Mutual Funds for Banc
Vice President and             One Investment Management Group; October 2002 to present,
Treasurer                      Vice President, One Group Asset Management (Ireland)
1/1/00 - present               Limited; October 1999 to present, Vice President and
                               Treasurer, One Group Administrative Services, Inc., and Vice
                               President and Treasurer, One Group Dealer Services, Inc.;
                               December 1996 to October 1999, Managing Director of Mutual
                               Fund Administration, Banc One Investment Advisors
                               Corporation.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director, Banc
10/4/56                        One Investment Advisors Corporation.
Vice President
8/15/02 - present


Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel, Bank One Corporation.
1/1/00 - present


Gary R. Young                  From October 1999 to present, Director Mutual Fund
8/19/69                        Administration, One Group Administrative Services, Inc.;
Assistant Treasurer and        October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Administration, Banc One Investment
                               Advisors Corporation; January 1995 to December 1998, Vice
                               President and Manager of Mutual Fund Accounting, Custody and
                               Financial Administration, First Chicago NBD Corporation.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------
(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office of each Officer is indefinite. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS INSTITUTIONAL MONEY MARKET FUNDS ANNUAL REPORT June 30, 2003

     ANNUAL REPORT

                                                          ONE GROUP MUTUAL FUNDS

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-877-691-1118 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-033-AN (8/03)

                                            --
Annual Report
Twelve months ended June 30, 2003

                                                          ONE GROUP MUTUAL FUNDS

      One Group
         LOGO Money Market Funds

                            Prime Money Market Fund
                            U.S. Treasury Securities Money Market Fund
                            U.S. Government Securities Money Market Fund
                            Municipal Money Market Fund
                            Michigan Municipal Money Market Fund
                            Ohio Municipal Money Market Fund

  NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
This material must be preceded or accompanied by a current prospectus.

ONE GROUP MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................   21

Statements of Operations ...................................   22

Statements of Changes in Net Assets ........................   23

Financial Highlights .......................................   25

Notes to Financial Statements ..............................   28

Report of Independent Auditors .............................   32

Trustees ...................................................   33

Officers ...................................................   34


ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

 2

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMERCIAL PAPER (27.7%):
Asset Backed (23.8%):
$ 50,000    Aquinas Funding, L.L.C.,
              1.22%, 8/8/03 (b)...........  $    49,936
  74,000    Atlantis One Funding Corp.,
              1.20%, 7/25/03..............       73,941
  46,975    Bavaria Universal Funding
              Corp., 1.03%, 7/17/03 (b)...       46,953
  52,250    Bavaria Universal Funding
              Corp., 1.02%, 7/22/03 (b)...       52,219
  83,500    CC (U.S.A.), Inc., 1.32%,
              7/7/03 (b)..................       83,483
  75,000    Concord Minuteman Capital Co.,
              L.L.C., 1.25%, 7/8/03 (b)...       74,982
 100,000    Concord Minutemen Capital Co.,
              L.L.C., 1.27%,
              7/21/03 (b).................       99,929
  95,000    Concord Minutemen Capital Co.,
              L.L.C., 1.24%,
              8/15/03 (b).................       94,853
 150,000    Concord Minutemen Capital Co.,
              L.L.C., 1.23%,
              8/18/03 (b).................      149,754
 160,000    Crown Point Capital Co.,
              L.L.C., 1.25%,
              7/16/03 (b).................      159,918
  45,000    Crown Point Capital Co.,
              L.L.C., 1.27%,
              7/21/03 (b).................       44,968
 115,000    Fairway Finance Corp., 1.27%,
              9/2/03 (b)..................      114,998
 145,000    Galaxy Funding, Inc., 1.27%,
              7/15/03 (b).................      144,928
 100,000    Grampian Funding Ltd., 1.23%,
              8/21/03 (b).................       99,826
 100,000    Lexington Parker Capital Co.,
              L.L.C, 1.28%, 9/3/03 (b)....       99,772
 100,000    Lexington Parker Capital Co.,
              L.L.C., 1.25%,
              7/17/03 (b).................       99,944
  50,000    Lexington Parker Capital Co.,
              L.L.C., 1.24%,
              7/25/03 (b).................       49,959
  90,000    Lexington Parker Capital Co.,
              L.L.C., 1.28%,
              8/28/03 (b).................       89,814
 100,000    Mane Funding Corp., 1.06%,
              7/29/03 (b).................       99,918
  34,595    Ness L.L.C., 1.23%,
              7/7/03 (b)..................       34,588
  45,000    Ness L.L.C., 1.27%,
              7/22/03 (b).................       44,967
  82,174    Ness L.L.C., 1.28%,
              8/25/03 (b).................       82,013
  46,221    Ness L.L.C., 1.24%,
              8/26/03 (b).................       46,132
  23,160    Ness L.L.C., 1.27%,
              9/2/03 (b)..................       23,109
  97,902    Ness L.L.C., 1.28%,
              9/8/03 (b)..................       97,662
  29,684    Ness L.L.C., 0.95%,
              12/16/03 (b)................       29,552
  75,000    Quincy Capital Corp., 1.05%,
              7/8/03 (b)..................       74,985

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$117,000    Sigma Finance, Inc., 1.23%,
              7/7/03 (b)..................  $   116,976
  70,000    Sigma Finance, Inc., 1.22%,
              8/11/03 (b).................       69,903
  50,000    Special Purpose Accounts
              Receivable Cooperative,
              1.27%, 7/10/03 (b)..........       49,984
  70,000    Special Purpose Accounts
              Receivable Cooperative,
              1.24%, 7/18/03 (b)..........       69,959
  75,000    Special Purpose Accounts
              Receivable Cooperative,
              1.02%, 7/22/03 (b)..........       74,955
                                            -----------
                                              2,544,880
                                            -----------
Automobiles (0.9%):
 100,000    Toyota Motor Credit
              Corporation, Inc., 1.28%,
              8/7/03......................       99,868
                                            -----------
Banking (3.0%):
  75,000    ING (USA) Funding L.L.C.,
              1.47%, 8/29/03..............       74,819
  50,000    UBN Delaware, Inc., 1.28%,
              7/8/03......................       49,988
  95,000    UBN Delaware, Inc., 1.23%,
              8/5/03......................       94,886
 100,000    UBN Delaware, Inc., 1.24%,
              8/8/03......................       99,869
                                            -----------
                                                319,562
                                            -----------
  Total Commercial Paper                      2,964,310
                                            -----------
EXTENDABLE COMMERCIAL NOTES (7.7%):
Asset Backed (7.7%):
  60,000    ASAP Funding Ltd., 1.28%,
              7/11/03 (b).................       59,979
  45,000    ASAP Funding Ltd., 1.27%,
              7/16/03 (b).................       44,976
  28,000    ASAP Funding Ltd., 1.08%,
              8/15/03 (b).................       27,962
  14,291    ASAP Funding Ltd., 1.08%,
              8/20/03 (b).................       14,270
 100,000    ASAP Funding Ltd., 1.10%,
              8/26/03 (b).................       99,829
 113,157    Newcastle (Discover Card
              Master Trust), 1.27%,
              7/18/03 (b).................      113,088
  60,000    Park Granada L.L.C., 1.28%,
              7/15/03 (b).................       59,970
 105,692    Park Granada L.L.C., 1.30%,
              7/28/03 (b).................      105,589
  60,000    Park Granada L.L.C., 1.32%,
              7/29/03 (b).................       59,938

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
EXTENDABLE COMMERCIAL NOTES, CONTINUED:
Asset Backed, continued:
$ 25,000    Park Granada L.L.C., 1.27%,
              8/15/03 (b).................  $    24,960
  27,500    Park Granada L.L.C., 1.10%,
              8/20/03 (b).................       27,458
  50,000    Park Granada L.L.C., 1.10%,
              8/21/03 (b).................       49,922
  28,000    Park Granada L.L.C., 1.10%,
              8/22/03 (b).................       27,956
  60,000    Park Granada L.L.C., 1.10%,
              8/22/03 (b).................       59,905
  50,000    Park Granada L.L.C., 1.05%,
              9/25/03 (b).................       49,875
                                            -----------
  Total Extendable Commercial Notes             825,677
                                            -----------
CORPORATE NOTES/MEDIUM TERM NOTES (33.2%):
Asset Backed (29.4%):
  50,000    Belford Funding Co., L.L.C.,
              1.26%, 10/3/03 (b)..........       50,000
  50,000    Belford Funding Co., L.L.C.,
              1.32%, 4/22/04 (b)..........       49,996
 105,000    Blue Heron Funding Ltd.,
              1.14%, 5/28/04 (b)..........      105,000
 103,000    Blue Heron Funding Ltd.,
              1.14%, 10/17/03 (b).........      103,000
  59,000    Blue Heron Funding Ltd.,
              1.13%, 12/19/03 (b).........       59,000
  50,000    Blue Heron Funding Ltd.,
              1.09%, 5/19/04 (b)..........       50,000
 200,000    CC (U.S.A.), Inc., 1.32%,
              8/11/03 (b).................      200,000
  40,000    Concord Minutemen Capital Co.,
              L.L.C., Series B, 1.11%,
              7/12/04 (b).................       40,000
  79,500    Concord Minutemen Capital Co.,
              L.L.C., Series B, 1.10%,
              7/19/04 (b).................       79,500
 125,000    Crown Point Capital Co.,
              L.L.C., 1.23%, 7/14/03......      125,000
 100,000    Dorada Finance, Inc., 1.32%,
              8/12/03 (b).................       99,999
 135,000    Halogen Funding Co., L.L.C.,
              1.08%, 7/14/04 (b)..........      135,000
 125,000    K2 (USA) L.L.C., 1.27%,
              12/8/03 (b).................      125,000
 115,000    K2 (USA) L.L.C., 1.35%,
              2/10/04 (b).................      115,000
  46,500    Leafs L.L.C., 1.11%,
              2/20/04 (b).................       46,500
  25,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.33%,
              9/5/03 (b)..................       24,999
 100,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.34%,
              9/5/03 (b)..................      100,000

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$ 50,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.26%,
              12/5/03 (b).................  $    49,996
  50,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.22%,
              12/9/03 (b).................       49,996
 100,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.12%,
              12/15/03 (b)................       99,991
  75,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.02%,
              1/27/04 (b).................       74,991
  75,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.17%,
              4/15/04 (b).................       75,000
 150,000    Links Finance L.L.C., 1.32%,
              10/15/03 (b)................      149,996
  80,000    Premium Asset Trust Series
              2003-5, 1.06%,
              6/25/04 (b).................       80,000
 162,000    Racers, Series 00-7-MM, 1.57%,
              9/2/03 (b)..................      162,000
  50,000    Racers, Series 02-28-C, 0.97%,
              8/27/03 (b).................       49,987
 100,000    Sigma Finance, Inc., 1.33%,
              8/20/03 (b).................       99,999
  50,000    Sigma Finance, Inc., 1.36%,
              11/17/03 (b)................       50,020
  85,000    Sigma Finance, Inc., 1.15%,
              1/15/04 (b).................       84,995
 100,000    Sigma Finance, Inc., 0.98%,
              5/27/04 (b).................       99,982
 253,000    Structured Loan Asset Return
              Series 03-1, 1.36%,
              7/24/03 (b).................      253,001
  95,000    Syndicated Loan Funding Trust,
              Series 03-2, 1.24%,
              3/19/04 (b).................       95,000
  75,000    Syndicated Loan Funding Trust,
              Series 03-4, 1.40%,
              5/12/04 (b).................       75,000
  82,000    Winston Funding Ltd., 1.33%,
              4/23/04 (b).................       82,000
                                            -----------
                                              3,139,948
                                            -----------
Banking (3.3%):
 100,000    American Express Centurion
              Bank, 1.26%, 7/11/03........      100,000
  30,000    American Express Centurion
              Bank, 1.29%, 10/7/03........       30,001

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

 4

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)


PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Banking, continued:
$150,000    HBOS Treasury Services, PLC,
              1.28%, 11/20/03.............  $   150,000
  75,000    Wells Fargo & Co., 1.31%,
              4/2/04......................       75,000
                                            -----------
                                                355,001
                                            -----------
Electric Services (0.5%):
  53,400    National Rural Utilities,
              1.31%, 7/17/03..............       53,403
                                            -----------
  Total Corporate Notes/Medium Term Notes     3,548,352
                                            -----------
MUNICIPAL NOTES AND BONDS (2.4%):
Brokerage Services (0.4%):
  41,675    Lehman Floater and Trust
              Receipts Series 2003-HIJ,
              1.09%, 9/30/04, INS: MBIA...       41,675
                                            -----------
New Jersey (0.8%):
  86,500    New Jersey Economic
              Development Authority,
              1.04%, 2/15/29, INS: FSA....       86,500
                                            -----------
New York (1.2%):
 129,650    New York City Transitional
              Finance Authority, Revenue,
              Series B, 1.04%, 5/1/30,
              LIQ: Westdeutsche
              Landesbank*.................      129,650
                                            -----------
  Total Municipal Notes and Bonds               257,825
                                            -----------
FUNDING AGREEMENTS (9.0%):
Insurance (9.0%):
  75,000    AIG Life Insurance Co., 1.37%,
              7/27/04.....................       75,000
  50,000    Allstate Life Insurance Co.,
              1.50%, 9/2/03...............       50,000
 100,000    Allstate Life Insurance Co.,
              1.43%, 12/15/03.............      100,000
  75,000    General Electric Capital
              Assurance Co., 1.37%,
              5/3/04......................       75,000
  50,000    Jackson National Life
              Insurance Co., 1.37%,
              10/6/03.....................       50,000
 100,000    Metropolitan Life Insurance
              Co., 1.19%, 3/15/04.........      100,000
 100,000    New York Life Insurance Co.,
              1.35%, 7/29/03..............      100,000
  50,000    New York Life Insurance Co.,
              1.34%, 2/27/04..............       50,000

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
FUNDING AGREEMENTS, CONTINUED:
Insurance, continued:
$ 50,000    Transamerica Life Insurance &
              Annuity Co., 1.36%,
              12/9/03.....................  $    50,000
 315,000    Transamerica Occidental Life
              Insurance Co., 1.48%,
              6/8/04......................      315,000
                                            -----------
  Total Funding Agreements                      965,000
                                            -----------
CERTIFICATES OF DEPOSIT (4.9%):
Banking -- Foreign (4.0%):
 225,000    Canadian Imperial Bank of
              Commerce, 1.20%, 3/17/08....      225,000
 100,000    Royal Bank of Scotland, 1.04%,
              8/12/03.....................      100,000
 100,000    State Street Bank and Trust
              Co., 1.40%, 5/11/04.........      100,000
                                            -----------
                                                425,000
                                            -----------
Yankee (0.9%):
 100,000    Svenska Handelsbanken, 1.04%,
              8/12/03.....................      100,000
                                            -----------
  Total Certificates of Deposit                 525,000
                                            -----------
U.S. GOVERNMENT AGENCY SECURITIES (1.9%):
Federal National Mortgage Association (1.0%):
 100,000    1.08%, 7/23/04................      100,000
                                            -----------
Federal Home Loan Bank (0.9%):
 100,000    1.50%, 4/21/04................      100,000
                                            -----------
  Total U.S. Government Agency Securities       200,000
                                            -----------
REPURCHASE AGREEMENTS (9.0%):
 965,358    Mortgage Backed Joint
              Repurchase Agreement, 1.29%,
              7/1/03 (Proceeds at maturity
              $965,393, collateralized by
              various U.S. Government
              Agency securities)..........      965,358
                                            -----------
  Total Repurchase Agreements                   965,358
                                            -----------
INVESTMENT COMPANIES (5.6%):
 600,000    STIC Liquid Assets
              Portfolio...................      600,000
                                            -----------
  Total Investment Companies                    600,000
                                            -----------
Total (Amortized Cost $10,851,522) (a)      $10,851,522
                                            ===========

------------
Percentages indicated are based on net assets of $10,697,379.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. TREASURY OBLIGATIONS (22.1%):
U.S. Treasury Bills (9.4%):
$  200,000   7/3/03.......................  $  199,988
   200,000   7/10/03......................     199,946
   200,000   7/17/03......................     199,909
                                            ----------
                                               599,843
                                            ----------
U.S. Treasury Notes (12.7%):
    50,000   3.88%, 7/31/03...............      50,081
    75,000   5.25%, 8/15/03...............      75,311
   100,000   3.63%, 8/31/03...............     100,306
    50,000   2.75%, 9/30/03...............      50,175
    75,000   2.75%, 10/31/03..............      75,229
   100,000   4.25%, 11/15/03..............     100,917
   250,000   3.63%, 3/31/04...............     254,375
   100,000   3.38%, 4/30/04...............     101,727
                                            ----------
                                               808,121
                                            ----------
  Total U.S. Treasury Obligations            1,407,964
                                            ----------

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
REPURCHASE AGREEMENTS (77.9%):
$  100,000   CS First Boston, 0.98%,
               9/11/03 (Proceeds at
               maturity $100,199,
               collateralized by various
               U.S. Treasury
               securities)................  $  100,000
   100,000   CS First Boston, 1.38%,
               4/20/04 (Proceeds at
               maturity $101,127,
               collateralized by various
               U.S. Treasury
               securities)................     100,000
   475,000   GNMA Joint Repurchase
               Agreement, 1.24%, 7/1/03
               (Proceeds at maturity
               $475,016, collateralized by
               various U.S. Treasury
               securities)................     475,000
   200,000   Goldman Sachs, 1.09%, 7/11/03
               (Proceeds at maturity
               $200,067, collateralized by
               various U.S. Treasury
               securities)................     200,000
 3,885,200   Treasury Joint Repurchase
               Agreement, 1.08%, 7/1/03
               (Proceeds at maturity
               $3,885,316, collateralized
               by various U.S. Treasury
               securities)................   3,885,200
   200,000   UBS Warburg, 1.02%, 8/11/03
               (Proceeds at maturity
               $200,238, collateralized by
               various U.S. Treasury
               securities)................     200,000
                                            ----------
  Total Repurchase Agreements                4,960,200
                                            ----------
Total (Amortized Cost $6,368,164) (a)       $6,368,164
                                            ==========

------------
Percentages indicated are based on net assets of $6,369,541.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

 6

ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)


PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES (61.6%):
Fannie Mae (21.4%):
$ 11,117    1.18%, 7/9/03....................  $ 11,114
   8,200    1.11%, 7/23/03...................     8,194
  11,547    1.07%, 8/6/03....................    11,535
   9,700    1.08%, 8/13/03...................     9,688
  15,000    1.83%, 8/22/03...................    14,961
  20,000    3.13%, 11/15/03..................    20,090
  16,550    1.30%, 1/9/04....................    16,436
  10,000    1.29%, 3/5/04....................     9,912
   5,000    3.63%, 4/15/04...................     5,090
   6,500    5.63%, 5/14/04...................     6,738
  10,000    3.00%, 6/15/04...................    10,169
  10,000    1.30%, 6/29/04...................    10,000
  10,000    1.25%, 7/7/04....................    10,000
  25,000    1.00%, 9/10/04*..................    24,991
  20,000    1.00%, 10/28/04*.................    19,992
                                               --------
                                                188,910
                                               --------
Federal Farm Credit Bank (11.7%):
   7,865    1.78%, 7/15/03...................     7,860
  30,000    1.01%, 10/28/04*.................    29,992
  25,000    1.18%, 2/10/05*..................    24,996
  15,000    1.05%, 3/17/05*..................    14,995
  25,000    1.05%, 2/24/06*..................    25,000
                                               --------
                                                102,843
                                               --------
Federal Home Loan Bank (14.5%):
   5,000    1.14%, 7/2/03....................     5,000
  14,920    5.13%, 9/15/03...................    15,021
  14,650    2.50%, 11/14/03..................    14,685
  10,000    1.00%, 12/15/03..................     9,954
  10,000    3.75%, 2/13/04...................    10,151
  15,000    1.33%, 3/5/04*...................    15,000
   7,500    1.40%, 3/8/04....................     7,500
  15,000    1.50%, 4/21/04...................    15,000
  10,000    1.35%, 6/9/04....................    10,000
  10,000    1.25%, 6/21/04...................    10,000
  15,000    1.14%, 7/14/04*..................    14,997
                                               --------
                                                127,308
                                               --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac (12.8%):
$ 10,000    1.11%, 7/8/03*...................  $ 10,000
   5,000    1.98%, 7/17/03...................     4,996
  15,798    1.37%, 7/18/03...................    15,788
   5,500    1.15%, 7/28/03...................     5,495
  32,669    0.90%, 8/21/03...................    32,627
  10,000    1.00%, 10/15/03..................     9,971
   4,647    3.18%, 10/24/03..................     4,675
  10,000    1.00%, 10/31/03..................     9,966
  10,000    1.28%, 2/17/04...................     9,919
   5,000    1.28%, 2/26/04...................     4,957
   4,000    3.75%, 4/15/04...................     4,075
                                               --------
                                                112,469
                                               --------
Student Loan Marketing Assoc. (1.2%):
  10,000    4.75%, 4/23/04...................    10,276
                                               --------
  Total U.S. Government Agency Securities       541,806
                                               --------
REPURCHASE AGREEMENTS (30.5%):
  10,000    CS First Boston, 1.43%, 5/12/04
              (Proceeds at maturity $10,126,
              collateralized by various U.S.
              Government securities).........    10,000
 258,929    Mortgage Backed Joint Repurchase
              Agreement, 1.29%, 7/1/03
              (Proceeds at maturity $258,938,
              collateralized by various U.S.
              Government Agency
              securities)....................   258,929
                                               --------
  Total Repurchase Agreements                   268,929
                                               --------
INVESTMENT COMPANIES (7.9%):
  35,000    STIT Government & Agency
              Portfolio*.....................    35,000
  35,000    STIT Treasury Portfolio*.........    35,000
                                               --------
  Total Investment Companies                     70,000
                                               --------
Total (Amortized Cost $880,735) (a)            $880,735
                                               ========

------------
Percentages indicated are based on net assets of $880,839.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ANTICIPATION NOTES (9.7%):
Idaho (1.0%):
 $15,000    State Tax Anticipation Notes,
              2.00%, 6/30/04................  $   15,178
                                              ----------
Illinois (0.7%):
  10,500    Chicago Park District, 1.75%,
              5/1/04........................      10,583
                                              ----------
Iowa (1.0%):
  15,000    State School Cash Anticipation
              Program, Series 2003-2004,
              2.00%, 6/18/04, INS: FSA......      15,165
                                              ----------
Michigan (0.3%):
   4,000    Kalamazoo County, Tax
              Anticipation Notes, GO, 2.00%,
              12/1/03.......................       4,014
                                              ----------
Ohio (2.6%):
  13,000    Cincinnati City School District,
              Bond Anticipation Note, 1.30%,
              1/20/04.......................      13,032
  14,000    Dayton City School District,
              2.00%, 7/10/03................      14,003
  11,500    Maumee City School District GO,
              2.00%, 10/28/03...............      11,540
   4,000    University of Cincinnati General
              Receipts Revenue, Series A,
              1.75%, 3/18/04................       4,018
                                              ----------
                                                  42,593
                                              ----------
Texas (3.1%):
  50,000    State Tax & Revenue, 2.75%,
              8/29/03.......................      50,105
                                              ----------
Wisconsin (1.0%):
  15,000    Madison Metropolitan School
              District, 2.50%, 8/1/03.......      15,013
                                              ----------
  Total Anticipation Notes                       152,651
                                              ----------
MUNICIPAL NOTES AND BONDS (2.7%):
California (1.2%):
  20,000    State Raw Trust Receipts, 0.95%,
              6/16/04, Mandatory Put
              12/17/03 @ 100, GTY: Lehman
              (b)...........................      20,000
                                              ----------
Colorado (1.1%):
  17,170    Housing Finance Authority,
              Single Family Mortgage, Class
              I, Series B6, AMT, 1.60%,
              7/1/03........................      17,170
                                              ----------
Michigan (0.3%):
   4,495    Munitops Trust, Series 03-10,
              1.17%, 5/1/11, INS: FGIC, LIQ:
              ABN AMRO (b)..................       4,495
                                              ----------

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL NOTES AND BONDS, CONTINUED:
Puerto Rico (0.1%):
 $ 1,220    Public Building Authority
              Revenue, 0.92%, 7/1/27, INS:
              AMBAC, LIQ: Merrill Lynch*
              (b)...........................  $    1,220
                                              ----------
  Total Municipal Notes and Bonds                 42,885
                                              ----------
TAX FREE COMMERCIAL PAPER (3.7%):
Colorado (0.3%):
   5,000    Colorado Regional Transportation
              Sales Tax, 1.10%, 9/2/03, LOC:
              Westdeutsche Landesbank.......       5,000
                                              ----------
Indiana (2.5%):
  24,700    Development Finance Authority,
              Solid Waste Revenue, Pure Air
              Project, AMT, 1.10%, 7/11/03,
              LOC: Landesbank Hessen
              Thueringen....................      24,700
  15,000    Development Finance Authority,
              Solid Waste Revenue, Pure Air
              Project, AMT, 1.10%, 7/11/03,
              LOC: Landesbank Hessen
              Thueringen....................      15,000
                                              ----------
                                                  39,700
                                              ----------
Michigan (0.5%):
   5,600    State Housing Development
              Authority, AMT, 1.05%, 7/9/03,
              LOC: Landesbank Hessen
              Thueringen....................       5,600
   1,585    University of Michigan, Series
              D, 1.00%, 8/1/03..............       1,585
                                              ----------
                                                   7,185
                                              ----------
Ohio (0.4%):
   6,000    Ohio State University, Series E,
              0.90%, 8/1/03.................       6,000
                                              ----------
  Total Tax Free Commercial Paper                 57,885
                                              ----------
DAILY DEMAND NOTES (6.2%):
Indiana (0.4%):
   5,950    St. Joseph County, Educational
              Facility Revenue, University
              of Notre Dame Project, 0.90%,
              3/1/37, LIQ: Fifth Third/
              Northern Trust*...............       5,950
                                              ----------
Kansas (0.5%):
   8,275    State Department of
              Transportation, Highway
              Revenue, 1.00%, 9/1/20*.......       8,275
                                              ----------
Kentucky (0.6%):
   9,970    Louisville & Jefferson County
              Airport Authority, Series A,
              AMT, 0.95%, 1/1/29, GTY:
              UPS*..........................       9,970
                                              ----------
Michigan (2.1%):
   4,000    State Strategic Fund Revenue,
              Henry Ford Project, 0.95%,
              12/1/33, LOC: Comerica
              Bank*.........................       4,000

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

 8

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $19,185    University of Michigan, Hospital
              Revenue, Series 92-A, 0.95%,
              12/1/19*......................  $   19,185
   4,880    University of Michigan, Hospital
              Revenue, Series 95-A, 0.95%,
              12/1/27*......................       4,880
   1,850    University of Michigan, Hospital
              Revenue, Series 98-A2, 0.95%,
              12/1/24*......................       1,850
   4,425    University of Michigan, Medical
              Service Plan, Series 95-A,
              0.95%, 12/1/27*...............       4,425
                                              ----------
                                                  34,340
                                              ----------
Missouri (0.2%):
   3,100    St. Louis, IDA, Elderly Housing
              Revenue, Homer G. Phillips
              Project, Series B, AMT, 1.10%,
              12/1/31, LOC: U.S. Bancorp*...       3,100
                                              ----------
Ohio (0.8%):
     800    Cuyahoga County Revenue,
              Cleveland Clinic, Series B1,
              1.00%, 1/1/35, LOC: JP Morgan
              Chase*........................         800
     900    State Air Quality Development
              Authority Revenue, Ohio
              Edison, 0.95%, 6/1/23, LOC:
              Wachovia*.....................         900
     300    State Air Quality Development
              Authority Revenue, Cincinnati
              Gas & Electric, Series B,
              0.92%, 9/1/30, LOC: Barclays
              Bank*.........................         300
   1,300    State Solid Waste Authority
              Revenue, BP Products, Series
              B, AMT, 0.97%, 8/1/34, GTY:
              BP*...........................       1,300
   1,475    State Solid Waste Authority
              Revenue, BP Products, Series
              B, AMT, 0.97%, 8/1/34, GTY:
              BP*...........................       1,475
   8,100    Trumbull County Health Care,
              1.05%, 10/1/31, INS: Radian
              Insurance, LIQ: Fleet National
              Bank*.........................       8,100
                                              ----------
                                                  12,875
                                              ----------
Oregon (0.5%):
   7,600    Port of Portland, Special
              Obligation Revenue, Horizon
              Airlines Industries, Inc.
              Project, AMT, 1.00%, 6/15/27,
              LOC: Bank of America*.........       7,600
                                              ----------

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Texas (0.8%):
 $11,900    Harris County Health Facilities
              Development Corp. Revenue,
              Texas Childrens Hospital
              Project, Series B-1, 0.95%,
              10/1/29, INS: MBIA, LIQ: JP
              Morgan Chase*.................  $   11,900
                                              ----------
Virginia (0.3%):
   2,000    Dinwiddie County, IDR, Chaparral
              East Project A, AMT, 1.05%,
              9/1/28, LOC: Bank of
              America*......................       2,000
   2,100    King George County, IDA,
              Revenue, Birchwood Power
              Partners Project, AMT, 0.98%,
              3/1/27, LOC: Credit Suisse
              First Boston*.................       2,100
                                              ----------
                                                   4,100
                                              ----------
  Total Daily Demand Notes                        98,110
                                              ----------
WEEKLY DEMAND NOTES (72.9%):
Alaska (0.5%):
   7,270    Industrial Development & Export
              Authority, AMT, 1.08%, 4/1/14,
              INS: MBIA, LIQ: Merrill Lynch*
              (b)...........................       7,270
                                              ----------
Arizona (1.5%):
  14,000    Tucson, IDA, Multi-Family
              Housing Revenue, Series 02-A,
              0.95%, 1/15/32, INS: FNMA*....      14,000
   9,800    Tucson, Single Family Mortgage
              Revenue, Roaring Fork Trust,
              Series 01-A, AMT, 1.23%,
              1/1/34, INS: FNMA, LIQ: Bank
              of New York* (b)..............       9,800
                                              ----------
                                                  23,800
                                              ----------
Arkansas (0.3%):
   3,990    State Development Finance
              Authority, IDR, Semco, Inc.
              Project, AMT, 1.15%, 12/1/19,
              LOC: Bank of America*.........       3,990
                                              ----------
California (1.7%):
  15,000    Charter Mac Trust, AMT, 1.06%,
              9/1/40, INS: MBIA* (b)........      15,000
  11,696    Newman Capital Trust, Series
              01-1, Class A, 1.18%, 4/7/31,
              INS: FHLMC* (b)...............      11,696
                                              ----------
                                                  26,696
                                              ----------
Colorado (3.6%):
  10,000    Airport System Revenue, AMT,
              1.10%, 11/15/25, LOC: Societe
              Generale*.....................      10,000

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Colorado, continued:
 $ 1,700    Colorado Springs YMCA, Pikes
              Peak Project, 1.00%, 11/1/22,
              LOC: Wells Fargo*.............  $    1,700
  17,605    Denver City & County, Single
              Family Mortgage Revenue, AMT,
              1.23%, 11/1/32, INS: FNMA,
              LIQ: Bank of New York* (b)....      17,605
   8,650    El Paso County, Single Family
              Mortgage Revenue, AMT, 1.23%,
              11/1/33, INS: FNMA, LIQ: Bank
              of New York* (b)..............       8,650
  16,850    Park Creek Metro District,
              1.35%, 12/1/24, GTY: Lehman
              Brothers* (b).................      16,850
   2,500    School of Mines Development
              Corp., Revenue, 1.05%, 9/1/26,
              LOC: Allied Irish Bank*.......       2,500
                                              ----------
                                                  57,305
                                              ----------
Florida (1.8%):
  18,480    Palm Beach County, Education
              Facilities Authority Revenue,
              Lynn University, 1.00%,
              11/1/21, LOC: Bank of
              America*......................      18,480
   5,055    Palm Beach County, Multi-Family
              Housing Revenue, Caribbean
              Villas, AMT, 1.00%, 9/15/28,
              INS: FNMA*....................       5,055
   5,500    Palm Beach County, Zoological
              Society, AMT, 1.05%, 5/1/31,
              LOC: Northern Trust Co.*......       5,500
                                              ----------
                                                  29,035
                                              ----------
Georgia (2.1%):
   7,500    Atlanta Airport Revenue, Series
              B2, 1.00%, 1/1/30, INS: MBIA,
              LIQ: JP Morgan Chase*.........       7,500
   5,000    Atlanta Airport Revenue, Series
              C3, 1.00%, 1/1/30, INS: MBIA,
              LIQ: Westdeutsche
              Landesbank*...................       5,000
  20,900    St. Mary's Developmental
              Authority, PCR,
              Trigen-Biopower, Inc. Project,
              AMT, 1.05%, 11/1/25, LOC:
              HSBC*.........................      20,900
                                              ----------
                                                  33,400
                                              ----------
Idaho (0.3%):
   4,045    State University Foundation,
              Inc., Revenue, L.E. & Thelma
              Stephens Project, 1.00%,
              5/1/21, LOC: Wells Fargo
              Bank*.........................       4,045
                                              ----------

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois (4.5%):
 $ 5,000    Carol Stream, Multi-Family
              Housing Revenue, St. Charles
              Square, AMT, 1.15%, 3/15/27,
              INS: FNMA*....................  $    5,000
   7,485    Chicago Board of Education,
              Merlots, Series A47, 1.08%,
              12/1/26, INS: FGIC, LIQ:
              Wachovia* (b).................       7,485
   2,871    Chicago O'Hare International
              Airport, Revenue, Second Lien,
              Series B, AMT, 1.10%, 1/1/18,
              LOC: Societe Generale*........       2,871
  10,000    Chicago O'Hare International
              Airport, Revenue, Series B06,
              AMT, 1.13%, 1/1/32, INS:
              AMBAC* (b)....................      10,000
   8,670    Cook County Community
              Consolidated Schools, District
              #015, Palatine Putters, GO,
              Series 225, 1.11%, 12/1/15,
              INS: FGIC, LIQ: JP Morgan
              Chase* (b)....................       8,670
   7,755    Housing Development Authority,
              Multi-Family Revenue, Pheasant
              Ridge/Hunter Apartments, AMT,
              1.06%, 4/1/32, LOC: ABN AMRO*
              (b)...........................       7,755
   7,640    Jacksonville, Industrial
              Revenue, AGI, Inc. Project,
              AMT, 1.25%, 2/1/26, LOC: Bank
              of America*...................       7,640
  16,390    State Putters, Series 133, GO,
              1.08%, 10/1/07, INS: FGIC,
              LIQ: JP Morgan Chase* (b).....      16,390
   4,230    Will & Kankakee County
              Development Authority, IDR,
              JRS Realty Association L.L.C.
              Project A, AMT, 1.30%,
              12/1/18, LOC: PNC Bank* (b)...       4,230
                                              ----------
                                                  70,041
                                              ----------
Indiana (0.6%):
   4,170    Health Facilities Financing
              Authority, Hospital Revenue,
              Mary Sherman Hospital, 1.05%,
              5/1/19, LOC: Fifth Third
              Bank*.........................       4,170
   1,800    Jasper, EDR, Best Chairs, Inc.,
              Project, AMT, 1.15%, 3/1/19,
              LOC: PNC Bank* (b)............       1,800

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

 10

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Indiana, continued:
 $ 3,490    Miami County, IDR, Dukes
              Memorial Hospital, Series
              2000, 1.00%, 10/1/30, LOC:
              Wells Fargo*..................  $    3,490
                                              ----------
                                                   9,460
                                              ----------
Iowa (1.6%):
   9,045    Finance Authority, Multi-Family
              Revenue, Prestwick Apartments,
              AMT, 1.23%, 6/20/36, INS: FHA,
              LIQ: Bank of New York* (b)....       9,045
  15,760    Finance Authority, Private
              School Facilities Revenue,
              1.05%, 6/1/19, LOC: Allied
              Irish Bank* (b)...............      15,760
                                              ----------
                                                  24,805
                                              ----------
Kansas (2.0%):
   7,000    City of Independence, Matcor
              Metals, Inc., 1.20%, 12/1/22,
              LOC: Comerica Bank* (b).......       7,000
  24,070    Sedgewick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Roaring Fork Trust,
              Series 01-B2, AMT, 1.23%,
              12/1/33, INS: FNMA, LIQ: Bank
              of New York* (b)..............      24,070
                                              ----------
                                                  31,070
                                              ----------
Kentucky (1.2%):
   5,100    Carroll County, Solid Waste
              Disposal Revenue, Acquisition
              Project, AMT, 1.03%, 5/1/31,
              LOC: Citibank*................       5,100
   2,125    City of Mayfield, League of
              Cities Lease Finance Program,
              1.15%, 7/1/26, LOC: PNC
              Bank*.........................       2,125
  12,000    Henderson County, Solid Waste
              Disposal Revenue, Hudson
              Foods, Inc., Project, AMT,
              1.16%, 3/1/15, LOC:
              AmSouth*......................      12,000
                                              ----------
                                                  19,225
                                              ----------
Michigan (12.2%):
   3,345    City of Dearborn Economic
              Development Corp., Henry Ford
              Village, 1.05%, 10/1/23, LOC:
              Comerica Bank*................       3,345
   5,660    Detroit Sewer Disposal System,
              Revenue, Merlot, Series
              01-A112, 1.08%, 7/1/32, INS:
              MBIA, LIQ: Wachovia* (b)......       5,660

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $23,300    Higher Education Student Loan
              Authority, Revenue, Series
              X11-B, AMT, 0.98%, 10/1/13,
              INS: AMBAC, LIQ: Kredietbank
              KB*...........................  $   23,300
   6,500    Higher Education Student Loan
              Authority, Revenue, Series
              238, AMT, 1.08%, 6/1/19, INS:
              AMBAC, LIQ: JP Morgan Chase*
              (b)...........................       6,500
   6,605    Higher Education Student Loan
              Authority, Revenue, Series B,
              AMT, 1.03%, 4/1/32, INS:
              AMBAC, LIQ: Landesbank Hessen
              Thueringen*...................       6,605
   1,175    Higher Education Student Loan
              Authority, Revenue, Series
              XII-Y, AMT, 0.98%, 9/1/36,
              INS: AMBAC, LIQ: Lloyds
              Bank*.........................       1,175
   5,900    Oakland County Economic
              Development Corp., Cranbrook
              Education Community Project A,
              1.05%, 11/1/17, LIQ: Comerica
              Bank*.........................       5,900
   2,450    Oakland University Revenue,
              1.05%, 3/1/31, INS: FGIC*.....       2,450
   9,000    State Hospital Finance
              Authority, Revenue, Crittenton
              Hospital, 1.05%, 3/1/27, LOC:
              Comerica Bank*................       9,000
   3,630    State Housing Development
              Authority, Single Family
              Revenue, AMT, 1.08%, 6/1/11,
              INS: MBIA, LIQ: Landesbank
              Hessen Thueringen* (b)........       3,630
  25,000    State Housing Development
              Authority, Rental Housing
              Revenue, Series A, AMT, 0.98%,
              4/1/37, INS: MBIA, LIQ:
              Landesbank Hessen
              Thueringen*...................      25,000
   2,795    State Strategic Fund, Limited
              Obligation Revenue, Wayne
              Disposal Oakland Project, AMT,
              1.10%, 3/1/05, LOC: Comerica
              Bank*.........................       2,795
   3,440    State Strategic Fund, Limited
              Obligation Revenue, Petoskey
              Plastics, Inc. Project, AMT,
              1.20%, 8/1/16, LOC: Comerica
              Bank* (b).....................       3,440

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 2,450    State Strategic Fund, Limited
              Obligation Revenue, Saginaw
              Products Corp. Project, AMT,
              1.20%, 9/1/17, LOC: Comerica
              Bank* (b).....................  $    2,450
   2,560    State Strategic Fund, Limited
              Obligation Revenue, Pyper
              Products Corp. Project, AMT,
              1.20%, 10/1/18, LOC: Comerica
              Bank* (b).....................       2,560
   1,495    State Strategic Fund, Limited
              Obligation Revenue, Quincy,
              Inc. Project, AMT, 1.20%,
              12/1/22, LOC: Comerica Bank*
              (b)...........................       1,495
   4,600    State Strategic Fund, Limited
              Obligation Revenue, Series
              2000, 1.20%, 6/1/25, LOC:
              Comerica Bank* (b)............       4,600
   1,955    State Strategic Fund, Limited
              Obligation Revenue, Atmosphere
              Heat Treating, 1.20%, 8/1/27,
              LOC: Comerica Bank* (b).......       1,955
   6,000    State Strategic Fund, Limited
              Obligation Revenue, Van Andel
              Research Institute Project,
              1.00%, 11/1/27, LOC: ABN
              AMRO*.........................       6,000
   3,000    State Strategic Fund, Limited
              Obligation Revenue, JEB
              Properties, Inc. Project,
              1.20%, 9/1/30, LOC: Comerica
              Bank* (b).....................       3,000
   3,285    State Strategic Fund, Limited
              Obligation Revenue, Sterling
              Die & Engineering Project,
              AMT, 1.20%, 8/1/35, LOC:
              Comerica Bank* (b)............       3,285
   2,710    State Strategic Fund, Limited
              Obligation Revenue, Van Andel
              Research Institute Project,
              1.00%, 3/1/39, LOC: ABN
              AMRO*.........................       2,710
   3,400    State Strategic Fund, Limited
              Obligation Revenue, Artinian,
              Inc. Project, AMT, 1.20%,
              3/1/33, LOC: Comerica Bank*...       3,400
   1,325    State Strategic Fund, Limited
              Obligation Revenue, Duo-Form
              Acquisition Project, AMT,
              1.20%, 7/1/21, LOC: Wachovia*
              (b)...........................       1,325
   3,000    State Strategic Fund, Limited
              Obligation Revenue, MANS
              Project, AMT, 1.20%, 4/1/15,
              LOC: Comerica Bank*...........       3,000

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 2,125    State Strategic Fund, Limited
              Obligation Revenue, Van Andel
              Research Institute, 1.00%,
              12/1/21, LOC: ABN AMRO*.......  $    2,125
  29,865    State University Revenue, Series
              00-A, 1.00%, 8/15/30, LIQ:
              Dexia Credit Local de
              France*.......................      29,865
     180    State University Revenue, Series
              00-A, 1.00%, 8/15/30, LIQ:
              Dexia Credit Local de
              France*.......................         180
   7,780    Wayne County Airport, Series A,
              AMT, 1.02%, 12/1/08, INS: FSA,
              LIQ: Bayerische Landesbank*...       7,780
  15,580    Wayne County Airport, Series A,
              AMT, 1.04%, 12/1/16, INS:
              AMBAC, LIQ: Bayerische
              Landesbank*...................      15,580
                                              ----------
                                                 190,110
                                              ----------
Minnesota (0.8%):
   3,000    Higher Education Facilities
              Authority Revenue, Carleton
              College, Series 5G, 0.85%,
              11/1/29, LIQ: Wells Fargo*....       3,000
   6,950    Higher Education Facilities
              Authority Revenue, St.
              Catherine College, 0.95%,
              10/1/32, LOC: Allied Irish
              Banks*........................       6,950
   3,250    St. Paul Housing & Redevelopment
              Authority, Revenue, Derham
              Hall Project, 1.00%, 2/1/26,
              LOC: Allied Irish Bank*.......       3,250
                                              ----------
                                                  13,200
                                              ----------
Mississippi (0.9%):
  13,830    Home Corp., Single Family
              Mortgage Revenue, Series 02A,
              Roaring Fork 02-2, 1.23%,
              6/1/34, INS: FNMA/ GNMA*
              (b)...........................      13,830
                                              ----------
Missouri (1.5%):
  14,900    Housing Development Commission,
              Single Family Housing Revenue,
              AMT, 1.11%, 3/1/34, INS: GNMA,
              LIQ: Bank of America* (b).....      14,900
   9,237    Newman Capital Trust, Series
              01-2, Class A, 1.23%, 4/11/33,
              INS: FHLMC* (b)...............       9,237
                                              ----------
                                                  24,137
                                              ----------

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

 12

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Montana (0.4%):
 $ 6,955    State Board of Housing, Single
              Family Housing Revenue, Macon
              Trust 02-L, Series B-2, AMT,
              1.11%, 6/1/34, LIQ: Bank of
              America* (b)..................  $    6,955
                                              ----------
Nebraska (0.2%):
   3,300    Investment Finance Authority,
              Single Family Housing Revenue,
              Series H, AMT, 1.13%, 9/1/17,
              INS: GNMA, LIQ: Bank of
              America* (b)..................       3,300
                                              ----------
North Carolina (0.6%):
   9,250    Charlotte, Airport Revenue,
              Series A, AMT, 0.98%, 7/1/17,
              INS: MBIA, LIQ: JP Morgan
              Chase*........................       9,250
                                              ----------
Ohio (9.8%):
   5,000    City of Cleveland, Airport
              System Revenue Bonds, Series
              D, AMT, 0.98%, 1/1/27, LOC:
              Westdeutsche Landesbank*......       5,000
   8,850    Hamilton County, Hospital
              Facilities Revenue, 1.03%,
              6/1/27, LOC: JP Morgan
              Chase*........................       8,850
   6,410    Housing Finance Agency, Revenue,
              Assistanced Living Concepts,
              Series A-1, AMT, 1.03%,
              7/1/18, LOC: U.S. Bancorp*....       6,410
   3,610    Housing Finance Agency, Revenue,
              Series C, AMT, 1.13%, 9/1/13,
              INS: GNMA, LIQ: JP Morgan
              Chase* (b)....................       3,610
  15,950    Kent State University Revenue,
              1.05%, 5/1/31, INS: MBIA, LIQ:
              Dexia Public Finance*.........      15,950
  10,220    Lake County Hospital Facilities,
              Revenue, 1.08%, 12/1/32, INS:
              Radian Insurance, LIQ: Fleet
              National Bank*................      10,220
   9,995    Lyndhurst EDR, 1.03%, 5/1/27,
              LOC: National City Bank*......       9,995
   3,000    Mahoning County Hospital
              Facilities Revenue, 1.03%,
              12/1/27, LOC: Fifth Third
              Bank*.........................       3,000
  12,700    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              1.02%, 4/1/28, LOC:
              Westdeutsche Landesbank*......      12,700

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 3,550    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              1.10%, 4/1/28, LOC:
              Westdeutsche Landesbank*......  $    3,550
   2,500    State Water Development
              Authority Revenue, 0.90%,
              12/1/18, INS: MBIA, LIQ: State
              Street*.......................       2,500
   8,675    Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-1, AMT,
              1.03%, 1/1/07, LIQ: SLMA*
              (b)...........................       8,675
  59,650    Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-2, AMT,
              1.03%, 8/1/10, LIQ: SLMA*
              (b)...........................      59,650
   3,170    Warren County, EDR, Ralph J.
              Stolle Countyside YMCA, 1.00%,
              8/1/20, LOC: Fifth Third
              Bank* (b).....................       3,170
                                              ----------
                                                 153,280
                                              ----------
Oklahoma (0.4%):
   6,000    Industrial Authority, Hospital
              Revenue, Deaconess Health,
              Series A, 1.09%, 10/1/17, LOC:
              KBC Bank N.V.*................       6,000
                                              ----------
Other (5.5%):
  24,500    Charter Mac, 1.18%, 4/1/43, INS:
              MBIA* (b).....................      24,500
  10,000    Charter Mac, 1.18%, 6/1/44, INS:
              MBIA* (b).....................      10,000
  52,729    Clipper State Street Trust,
              Series 02-9, GO, 1.28%,
              12/1/07, LIQ: State Street
              Bank* (b).....................      52,729
                                              ----------
                                                  87,229
                                              ----------
Pennsylvania (4.9%):
   4,290    Allegheny County, IDA, Eye & Ear
              Properties Corp., 1.05%,
              2/1/15, LOC: Allied Irish
              Bank*.........................       4,290
   7,900    Allegheny County, IDA, Revenue,
              United Jewish Federation
              Project, Series B, 1.05%,
              10/1/25, LOC: PNC Bank* (b)...       7,900
  30,755    Delaware County Authority,
              Revenue, Mercy Health System,
              1.13%, 11/15/16, LOC:
              Westdeutsche Landesbank*
              (b)...........................      30,755

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Pennsylvania, continued:
 $10,000    Higher Education Assistance
              Agency, Student Loan Revenue,
              AMT, 1.05%, 6/1/31, INS:
              AMBAC, LIQ: Lloyds Bank*......  $   10,000
  10,000    Lancaster County Hospital
              Authority Revenue, 1.08%,
              12/1/32, INS: Radian
              Insurance, LIQ: Fleet National
              Bank*.........................      10,000
   4,800    State Economic Development
              Finance Authority, Revenue,
              Fabtech, Inc. Project, Series
              98-D, AMT, 1.15%, 6/1/10, LOC:
              PNC Bank*.....................       4,800
  10,000    State Intergovernmental
              Cooperative Authority, Special
              Tax Revenue, 0.99%, 6/15/22,
              INS: AMBAC, LIQ: JP Morgan
              Chase*........................      10,000
                                              ----------
                                                  77,745
                                              ----------
South Carolina (1.3%):
   9,500    State Educational Facilities
              Authority for Private
              Nonprofit Institutions,
              Converse College Project,
              1.00%, 7/1/15, LOC: Bank of
              America*......................       9,500
   8,885    State Jobs Economic Development
              Authority, 1.08%, 4/1/27, INS:
              Radian Insurance, LIQ:
              Wachovia*.....................       8,885
   2,540    State Jobs Economic Development
              Authority, IDR, Facilities
              Leasing Project, AMT, 1.15%,
              12/1/13, LOC: Bank of America*
              (b)...........................       2,540
                                              ----------
                                                  20,925
                                              ----------
Tennessee (1.5%):
   6,475    Montgomery County, Public
              Building Authority Revenue,
              1.00%, 7/1/19, LOC: Bank of
              America* (b)..................       6,475
  12,745    Montgomery County, Public
              Building Authority, Revenue,
              1.00%, 9/1/29, LOC: Bank of
              America* (b)..................      12,745
   3,700    Nashville & Davidson County,
              Health & Education Facilities
              Board, Revenue, Belmont
              University Project, 1.00%,
              12/1/22, LOC: SunTrust* (b)...       3,700
                                              ----------
                                                  22,920
                                              ----------

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas (6.0%):
 $14,100    Capital Health Facilities
              Development Corp., Island on
              Lake Travis Ltd. Project, AMT,
              0.98%, 12/1/16, LOC: Credit
              Suisse First Boston*..........  $   14,100
   4,055    Dallas Fort Worth Airport
              Facilities, Learjet, Inc.
              Project, Series 01-A1, AMT,
              1.10%, 1/1/16, LOC: Bank of
              America*......................       4,055
   9,120    Dallas Fort Worth International
              Airport, Revenue, AMT, 1.11%,
              11/1/24, INS: FGIC, LIQ: JP
              Morgan Chase* (b).............       9,120
   3,700    Denton County, IDR, Hydro
              Conduit Corp., AMT, 1.10%,
              12/1/06, LOC: Union Bank of
              Switzerland* (b)..............       3,700
   5,355    Gulf Coast Waste Disposal
              Authority, Revenue, AMT,
              1.15%, 9/1/22, LOC: Wells
              Fargo*........................       5,355
   3,400    Lower Neches Valley Authority
              Revenue, AMT, 1.10%, 5/1/28,
              LOC: Fleet National Bank*.....       3,400
   6,125    Lubbock Housing Finance Corp.,
              Roaring Fork Trust, Single
              Family Housing Revenue, Series
              01-1, Class A, AMT, 1.23%,
              10/1/30, INS: GNMA, LIQ: Bank
              of New York* (b)..............       6,125
   5,190    Nacogdoches County, Hospital
              District Sales Tax Revenue,
              Series A59, 1.08%, 5/15/26,
              INS: AMBAC, LIQ: Wachovia*
              (b)...........................       5,190
   6,400    San Antonio Health Facilities
              Development Corp., Revenue,
              CTRC Clinical Foundation
              Project, 1.00%, 6/1/20, LOC:
              Wells Fargo*..................       6,400
   7,000    State Department Housing &
              Community Affairs,
              Multi-Family Housing Revenue,
              Timber Point Apartments,
              Series A-1, AMT, 1.05%,
              9/1/32, INS: FHLMC*...........       7,000
  23,020    Tarrant County, Series 02-7,
              AMT, 1.23%, 6/1/34, INS: FNMA,
              LIQ: Bank of New York* (b)....      23,020
   6,450    Trinity River Authority, Solid
              Waste Disposal Revenue,
              Community Waste Disposal
              Project, AMT, 1.15%, 5/1/21,
              LOC: Wells Fargo*.............       6,450
                                              ----------
                                                  93,915
                                              ----------

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

 14

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)


PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Virginia (0.2%):
 $ 3,400    King George County Solid Waste
              IDA, Series 2003-A, AMT,
              1.05%, 6/1/28, LOC:
              Wachovia*.....................  $    3,400
                                              ----------
Washington (3.8%):
  29,460    Higher Educational Facilities
              Authority, Revenue, Seattle
              Pacific University Project,
              Series A, 1.00%, 10/1/30, LOC:
              Bank of America*..............      29,460
  13,800    Snohomish County Public
              Hospital, Revenue, 1.00%,
              12/5/18, LOC: Bank of
              America*......................      13,800
   9,500    State Finance Commission, Avalon
              Ridge Apartments Project, AMT,
              1.05%, 5/15/26, INS: FNMA*....       9,500
   6,700    State Health Care Facilities
              Authority, National Healthcare
              Research & Education Revenue,
              1.00%, 1/1/32, LOC: BNP
              Paribas*......................       6,700
                                              ----------
                                                  59,460
                                              ----------
West Virginia (0.7%):
  10,800    Putnam County, Solid Waste
              Disposal, Revenue, Toyota
              Motor Manufacturing Project,
              Series A, AMT, 1.02%, 8/1/29,
              GTY: Toyota*..................      10,800
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Wyoming (0.5%):
 $ 8,600    Green River, Solid Waste
              Disposal, Revenue, OCI Wyoming
              LP Project, AMT, 1.40%,
              8/1/17, LOC: Comerica Bank*...  $    8,600
                                              ----------
  Total Weekly Demand Notes                    1,145,198
                                              ----------
MONTHLY DEMAND NOTES (5.9%):
Arizona (0.4%):
   5,715    Pima County, Single Family
              Housing, 1.01%, 4/25/13*
              (b)...........................       5,715
                                              ----------
District of Columbia (5.1%):
  80,000    Housing Finance Agency Revenue,
              Series 99, AMT, 1.02%,
              12/1/54, GTY: GE* (b).........      80,000
                                              ----------
Maryland (0.5%):
   7,745    Prince Georges County Housing
              Authority, Single Family
              Mortgage Revenue, 0.98%,
              6/25/04, GTY: GE* (b).........       7,745
                                              ----------
  Total Monthly Demand Notes                      93,460
                                              ----------
INVESTMENT COMPANIES (0.5%):
   8,252    TFIC Cash Reserve...............       8,252
                                              ----------
  Total Investment Companies                       8,252
                                              ----------
Total (Amortized Cost $1,598,441) (a)         $1,598,441
                                              ==========

------------
Percentages indicated are based on net assets of $1,571,914.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL NOTES AND BONDS (13.6%):
Michigan (11.6%):
 $1,500     Ferndale School District, State Aid
              Notes, GO, 2.25%, 8/21/03........  $  1,502
  1,875     Jackson Public Schools, State Aid
              Notes, Series A, GO, 1.50%,
              8/22/03..........................     1,876
  1,500     Kalamazoo County, Education, GO,
              2.00%, 12/1/03...................     1,505
  5,095     Municipal Bond Authority, Revenue,
              Series 286, 1.50%, 7/3/03, LIQ:
              JP Morgan Chase* (b).............     5,095
  4,000     Munitops Trust, Detroit Public
              Schools, Series 03-10, GO, 1.17%,
              5/1/11, INS: FGIC, LIQ: ABN AMRO
              (b)..............................     4,000
  2,500     State Housing Development
              Authority, Single Family Mortgage
              Revenue, Series D, AMT, 1.40%,
              6/1/30, Putable 12/1/03 @ 100*...     2,500
                                                 --------
                                                   16,478
                                                 --------
Puerto Rico (2.0%):
  2,800     Public Building Authority ,
              Revenue, PA-577, 0.92%, 7/1/27,
              INS: AMBAC, LIQ: Merrill Lynch*
              (b)..............................     2,800
                                                 --------
  Total Municipal Notes and Bonds                  19,278
                                                 --------
TAX FREE COMMERCIAL PAPER (8.1%):
Michigan (8.1%):
  8,500     State Housing Development
              Authority, Multi-Family, AMT,
              1.05%, 7/9/03, LOC: Landesbank
              Hessen-Thueringen................     8,500
  3,000     University of Michigan, Series D,
              1.00%, 8/1/03, LIQ: University of
              Michigan.........................     3,000
                                                 --------
  Total Tax Free Commercial Paper                  11,500
                                                 --------
DAILY DEMAND NOTES (4.8%):
Michigan (4.8%):
    800     University of Michigan, Revenue,
              Hospital, Series 98A-2, 0.95%,
              12/1/24*.........................       800
  1,915     University of Michigan, Revenue,
              Hospital, Series 95A, 0.95%,
              12/1/27*.........................     1,915
  4,020     University of Michigan, Revenue,
              Hospital, Series 95A, 0.95%,
              12/1/27*.........................     4,020
                                                 --------
  Total Daily Demand Notes                          6,735
                                                 --------
WEEKLY DEMAND NOTES (73.3%):
Michigan (73.3%):
  2,495     City of Detroit, Resource Recovery,
              Series 01-A, AMT, 1.13%, 5/1/08,
              INS: AMBAC, LIQ: Wachovia* (b)...     2,495
  4,735     Detroit Sewer Disposal, Revenue,
              Series 01-A112, 1.08%, 7/1/32,
              INS: MBIA, LIQ: Wachovia* (b)....     4,735
  1,050     Detroit Water Supply System,
              Revenue, Series 01-C, 0.95%,
              7/1/29, INS: FGIC*...............     1,050

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $4,300     Detroit, EDC, Waterfront
              Reclamation, Casino Project,
              Series 99A, 1.00%, 5/1/09, LOC:
              Bank of America*.................  $  4,300
  1,100     Detroit, EDC, Waterfront
              Reclamation, Casino Project,
              Series 99B, 1.00%, 5/1/09, LOC:
              Bank of America*.................     1,100
  7,000     Grand Rapids & Kent County Joint
              Building Authority, DeVos Place
              Project, 1.04%, 12/1/14, LIQ: JP
              Morgan Chase* (b)................     7,000
  3,530     Grand Rapids EDR, Holland Homes
              Project, 1.00%, 11/1/20, LOC:
              Fifth Third Bank*................     3,530
    600     Greater Detroit Resource Recovery
              Authority, Revenue, Series 167,
              1.05%, 12/13/06, INS: AMBAC, LIQ:
              JP Morgan Chase* (b).............       600
  3,900     Higher Education Student Loan
              Authority, Revenue, Series XII-B,
              AMT, 0.98%, 10/1/13, INS: AMBAC,
              LIQ: Kredietbank*................     3,900
  1,350     Higher Education Student Loan
              Authority, Revenue, Hope College,
              Series B, 1.03%, 4/1/32, LOC:
              Fifth Third Bank*................     1,350
  2,425     Higher Education Student Loan
              Authority, Revenue, Series XII-Y,
              AMT, 0.98%, 9/1/36, INS: AMBAC,
              LIQ: Lloyds Bank*................     2,425
  2,555     Jackson County, EDC, Revenue,
              Industrial Steel Treating Co.
              Project, AMT, 1.20%, 6/1/17, LOC:
              Comerica Bank* (b)...............     2,555
  1,000     Kalamazoo County, EDC, Revenue, WBC
              Properties Ltd. Project, 1.07%,
              9/1/15, LOC: Fifth Third Bank*...     1,000
  4,600     Oakland County, EDC, Revenue,
              Cranbrook Education Community
              Project, Series A, 1.05%,
              11/1/17, LIQ: Comerica Bank*.....     4,600
  1,985     Oakland County, EDC, Revenue, IBC
              North America, Inc. Project, AMT,
              1.20%, 7/1/18, LOC: Comerica
              Bank* (b)........................     1,985
  2,640     Oakland County, EDC, Revenue,
              1.06%, 4/1/28, LOC: ABN AMRO.....     2,640
  6,570     Oakland University, Revenue, 1.05%,
              3/1/31, INS: FGIC*...............     6,570
  5,000     State Building Authority, Revenue,
              Series 517X, 1.04%, 10/15/10,
              INS: FSA, LIQ: Morgan Stanley*
              (b)..............................     5,000

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

 16

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $1,135     State Hospital Finance Authority,
              Revenue, Hospital Equipment Loan
              Program, Series A, 1.09%,
              12/1/23, LOC: National City
              Bank*............................  $  1,135
  1,000     State Hospital Finance Authority,
              Revenue, Crittenton Hospital,
              Series B, 1.05%, 3/1/27, LOC:
              Comerica Bank*...................     1,000
  4,500     State Housing Development
              Authority, Series A, AMT, 0.98%,
              4/1/37, INS: MBIA, LIQ:
              Landesbank Hessen-Thueringen*....     4,500
  4,100     State Housing Development
              Authority, Multi-Family Housing
              Revenue, Series A, 0.98%,
              8/15/32, INS: FNMA*..............     4,100
  1,500     State Strategic Fund, IDR, C-Tec,
              Inc. Project, AMT, 1.05%,
              10/1/11, LOC: SunTrust Bank*
              (b)..............................     1,500
    795     State Strategic Fund, Revenue,
              Dennenlease L.L.C. Project, AMT,
              1.14%, 4/1/10, LOC: Fifth Third
              Bank*............................       795
    450     State Strategic Fund, Revenue,
              Ironwood Plastics, Inc. Project,
              AMT, 1.14%, 11/1/11, LOC:
              National City Bank*..............       450
  1,715     State Strategic Fund, Revenue,
              Acquisition Project, Series 01,
              AMT, 1.20%, 7/1/21, LOC: Wachovia
              Bank* (b)........................     1,715
  2,375     State Strategic Fund, Revenue,
              Custom Profile Project, AMT,
              1.20%, 1/1/26, LOC: U.S. Bancorp*
              (b)..............................     2,375
    900     State Strategic Fund, Revenue,
              Pinnacle Molded Plastics, AMT,
              1.21%, 11/1/09, LOC: ABN AMRO*...       900
  1,305     State Strategic Fund, Revenue,
              Quincy Street, Inc. Project, AMT,
              1.20%, 12/1/22, LOC: Comerica
              Bank* (b)........................     1,305

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $2,715     State Strategic Fund, Revenue,
              Rapidline, Inc. Project, AMT,
              1.20%, 12/1/31, LOC: U.S.
              Bancorp* (b).....................  $  2,715
  1,977     State Strategic Fund, Revenue,
              Solid Waste Disposal, Grayling
              Generating Project, AMT, 1.02%,
              1/1/14, LOC: Barclays Bank*......     1,977
  2,000     State Strategic Fund, Revenue,
              Steketee-Van Huis Project, AMT,
              1.20%, 5/1/21, LOC: Fifth Third
              Bank* (b)........................     2,000
  3,445     State Strategic Fund, Revenue, Tim
              Properties L.L.C. Project, AMT,
              1.15%, 5/1/25, LOC: Fifth Third
              Bank*............................     3,445
  2,275     State Strategic Fund, Revenue, Van
              Andel Research Institute, 1.00%,
              12/1/21, LOC: ABN AMRO*..........     2,275
    500     State Strategic Fund, Revenue, Van
              Andel Research Institute, 1.00%,
              11/1/27, LOC: ABN AMRO*..........       500
  2,290     State Strategic Fund, Revenue, Van
              Andel Research Institute, 1.00%,
              3/1/39, LOC: ABN AMRO*...........     2,290
  1,555     State Strategic Fund, Revenue,
              Village at Muskegon L.L.C.
              Project, 0.95%, 8/15/34, INS:
              FNMA*............................     1,555
    830     State University, Revenue, General
              Receipts, Series 00-A, 1.00%,
              8/15/30, LIQ: Dexia Public
              Finance Bank*....................       830
    250     State University, Revenue, General
              Receipts, Series 00-A, 1.00%,
              8/15/30, LIQ: Dexia Public
              Finance Bank*....................       250
  3,975     State, Trust Receipts, GO, 1.10%,
              12/1/12, LIQ: Lehman Brothers*
              (b)..............................     3,975
  5,370     Wayne Charter County, Airport
              Revenue, Detroit Metropolitan
              County, AMT, 1.02%, 12/1/08, INS:
              FSA*.............................     5,370
                                                 --------
  Total Weekly Demand Notes                       103,792
                                                 --------
Total (Amortized Cost $141,305) (a)              $141,305
                                                 ========

------------

Percentages indicated are based on net assets of $141,622.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 ANTICIPATION NOTES (13.3%):
Ohio (13.3%):
 $4,300     Avon Local School District, GO,
              1.52%, 12/18/03..................  $  4,310
  1,000     Butler County, Series A, GO, 2.00%,
              3/12/04..........................     1,006
  2,030     Butler County, GO, AMT, 1.50%,
              6/10/04..........................     2,037
  2,000     Cincinnati City School District,
              GO, 1.30%, 1/20/04...............     2,005
  1,000     Cincinnati Convention Center,
              2.50%, 11/12/03 (b)..............     1,003
  2,500     Dayton City School District, GO,
              2.00%, 7/10/03...................     2,501
  3,750     Independence, GO, 1.75%, 7/1/04....     3,783
  2,500     Maumee City School District, GO,
              2.00%, 10/28/03..................     2,509
  1,265     Upper Arlington, Land Acquisition,
              Series A, 2.00%, 11/20/03........     1,268
                                                 --------
  Total Anticipation Notes                         20,422
                                                 --------
MUNICIPAL NOTES AND BONDS (3.7%):
Ohio (1.2%):
  1,855     State Common Schools, Series II-R
              2008, GO, 1.12%, 3/15/20, INS:
              FSA, LIQ: Citigroup (b)..........     1,855
                                                 --------
Puerto Rico (2.5%):
  3,800     Public Building Authority, Revenue,
              PA-577, 0.92%, 7/1/27, INS:
              AMBAC, LIQ: Merrill Lynch (b)....     3,800
                                                 --------
  Total Municipal Notes and Bonds                   5,655
                                                 --------
TAX FREE COMMERCIAL PAPER (2.0%):
Ohio (2.0%):
  3,000     State University, Series E, 0.90%,
              8/1/03...........................     3,000
                                                 --------
  Total Tax Free Commercial Paper                   3,000
                                                 --------
DAILY DEMAND NOTES (13.6%):
Ohio (13.6%):
  1,900     Cuyahoga County, Hospital Revenue,
              University Hospitals of
              Cleveland, 0.86%, 1/1/16, LOC: JP
              Morgan Chase*....................     1,900
  6,300     State Air Quality, Development
              Authority, Revenue, PCR, Ohio
              Edison, 0.95%, 6/1/23, LOC:
              Wachovia*........................     6,300
    600     State Air Quality, Development
              Authority, Revenue, Cincinnati
              Gas & Electric, Series B, 0.92%,
              9/1/30, LOC: Barclays Bank*......       600
    575     State Air Quality, Development
              Authority, Revenue, Cincinnati
              Gas & Electric, Series A, 0.95%,
              9/1/30, LOC: Barclays Bank*......       575

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
DAILY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $2,000     State Air Quality, Development,
              PCR, Ohio Edison Co. Project,
              Series C, AMT, 1.05%, 9/1/18,
              LOC: Barclays Bank*..............  $  2,000
  2,400     State Solid Waste Authority,
              Revenue, BP Exploration & Oil
              Project, AMT, 0.97%, 8/1/34, GTY:
              BP North America*................     2,400
    125     State Solid Waste Authority,
              Revenue, BP Products North
              America, Series B, AMT, 0.97%,
              8/1/34, GTY: BP North America
              *................................       125
    850     State Water Development Authority,
              PCR, Edison Co. Project, Series
              B, AMT, 0.95%, 9/1/18, LOC:
              Barclays Bank*...................       850
  5,175     Trumbull County Health Care
              Facilities, Revenue, Refunding &
              Improvement Shepherd, 1.05%,
              10/1/31, INS: Radian Insurance,
              LIQ: Fleet National Bank*........     5,175
    985     University of Toledo, General
              Receipts Bond, 1.05%, 6/1/32,
              INS: FGIC, LIQ: US Bank *........       985
                                                 --------
  Total Daily Demand Notes                         20,910
                                                 --------
WEEKLY DEMAND NOTES (71.1%):
Ohio (71.1%):
  5,000     ABN AMRO Munitops Certificates
              01-7, GO, 1.01%, 12/1/07, INS:
              AMBAC* (b).......................     5,000
  1,000     Cleveland Airport System, Revenue,
              Series 97-D, AMT, 0.98%, 1/1/27,
              LOC: Westdeutsche Landesbank*....     1,000
    400     Cleveland Airport System, Revenue,
              Series 00-C, 0.90%, 1/1/31, INS:
              FSA, LIQ: Westdeutsche
              Landesbank*......................       400
  2,000     Cleveland Airport System, Revenue,
              PT-799, AMT, 1.11%, 1/11/11, INS:
              FSA, LIQ: Merrill Lynch* (b).....     2,000
  1,263     Cleveland Income Tax Revenue,
              0.97%, 5/15/24, INS: AMBAC, LIQ:
              Toronto Dominion*................     1,263
  2,400     Cuyahoga County, Economic
              Development, Revenue, Gilmore
              Academy Project, 1.00%, 2/1/22,
              LOC: Fifth Third Bank* (b).......     2,400
    800     Cuyahoga County, Economic
              Development, Revenue, Hathaway
              Brown School Project, 1.05%,
              11/1/24, LOC: Key Bank*..........       800

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

 18

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $4,400     Cuyahoga County, Health Care
              Facility, Revenue, 1.05%, 2/1/31,
              LOC: ABN AMRO*...................  $  4,400
  2,300     Cuyahoga County, Hospital Revenue,
              University Hospital Health,
              Series D, 1.00%, 1/15/29, INS:
              AMBAC, LIQ: JP Morgan Chase*.....     2,300
    300     Cuyahoga County, IDR, Allen Group,
              Inc., AMT, 1.05%, 4/1/12, LOC:
              ABN AMRO*........................       300
  3,485     Cuyahoga County, Revenue, AMT,
              1.10%, 12/1/12, LOC: National
              City Bank*.......................     3,485
  5,000     Franklin County, Healthcare
              Facilities Revenue, Refunding &
              Improvement, Series B, 1.05%,
              7/1/33, LOC: National City
              Bank*............................     5,000
  4,000     Franklin County, Hospital Revenue,
              Series II, 1.05%, 6/1/17, LIQ:
              Citigroup* (b)...................     4,000
    200     Franklin County, IDR, Inland
              Products, Inc. Project, AMT,
              1.15%, 6/1/04, LOC: PNC Bank*
              (b)..............................       200
  5,550     Franklin County, Multi-Family
              Revenue, Ashton Square Apartments
              Project, AMT, 0.98%, 6/15/32,
              INS: FNMA*.......................     5,550
  1,500     Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 1.02%,
              5/15/17, LOC: PNC Bank*..........     1,500
    960     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 1.00%,
              1/1/18, INS: MBIA, LIQ: Credit
              Suisse Group*....................       960
  1,150     Hamilton County, Hospital
              Facilities Revenue, Series B,
              1.03%, 6/1/27, LOC: JP Morgan
              Chase*...........................     1,150
  3,695     Housing Finance Agency, Mortgage
              Revenue, Merlots Series A34, AMT,
              1.13%, 9/1/22, LOC: FHLB, LIQ:
              Wachovia* (b)....................     3,695
  4,165     Housing Finance Agency, Revenue,
              Series A1, AMT, 1.03%, 7/1/18,
              LOC: US Bank*....................     4,165
  1,040     Huron County Economic Revenue,
              Norwalk Furniture Project, AMT,
              1.20%, 11/1/21, LOC: Comerica
              Bank* (b)........................     1,040

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $2,855     Kent State University, University
              Revenue, General Receipts, 1.05%,
              5/1/31, INS: MBIA, LIQ: Dexia
              Public Finance Bank*.............  $  2,855
    925     Lake County Hospital Facilities
              Revenue, Lake Hospital Systems,
              Inc., 1.08%, 12/1/32, INS: Radian
              Insurance, LIQ: Fleet National
              Bank*............................       925
  2,300     Lake County, Revenue, Pressure
              Technology, AMT, 1.20%, 7/1/09,
              LOC: Wachovia Bank*..............     2,300
  2,000     Mahoning County, Hospital
              Facilities Revenue, Forum Health
              Obligation Group, Series B,
              1.03%, 12/1/27, LOC: Fifth Third
              Bank*............................     2,000
  4,769     Montgomery County, Revenue, Lyons
              Gate Project, Series A, AMT,
              1.07%, 1/1/29, LOC: FHLB*........     4,769
  2,100     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series A, AMT,
              1.02%, 4/1/28, LOC: Westdeutsche
              Landesbank*......................     2,100
  3,500     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              1.10%, 4/1/28, LOC: Westdeutsche
              Landesbank*......................     3,500
  6,000     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              1.10%, 4/1/29, LOC: Westdeutsche
              Landesbank*......................     6,000
  2,600     State Building Authority, Adult
              Correction, PA-871R, Series 96-A,
              1.03%, 4/1/14, INS: AMBAC, LIQ:
              Merrill Lynch* (b)...............     2,600
  1,900     State Higher Education Facilities
              Revenue, Xavier University
              Project, Series B, 1.00%,
              11/1/30, LOC: U.S. Bancorp
              Bank*............................     1,900
  2,500     State Higher Education Facilities
              Revenue, John Carroll, Series A,
              1.00%, 11/15/31, LOC: Allied
              Irish Bank*......................     2,500
  4,600     State Higher Education Facilities
              Revenue, John Carroll, 1.00%,
              2/1/32, LOC: Allied Irish
              Bank*............................     4,600
  1,030     State Higher Education Facilities
              Revenue, Case Western Reserve
              University, Series A, 0.90%,
              10/1/22*.........................     1,030

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $3,385     State University, General Receipts,
              Revenue, Series B, 0.93%, 12/1/19
              *................................  $  3,385
  3,500     State Water Development Authority,
              Revenue, Pure Water 2002, 0.90%,
              12/1/18, INS: MBIA, LIQ: State
              Street Bank*.....................     3,500
    550     State Water Development Authority,
              Revenue, Timken Co. Project,
              Series 93, 1.00%, 5/1/07, LOC:
              Wachovia Bank*...................       550
  1,665     State, PT-1710, GO, AMT, 1.03%,
              8/1/14, LIQ: Merrill Lynch*
              (b)..............................     1,665
  1,995     State, Putter, Series 306, GO,
              1.05%, 11/1/18, LIQ: JP Morgan
              Chase* (b).......................     1,995
    825     Student Loan Funding Corp.,
              Cincinnati, Student Loan Revenue,
              Series 98A-1, AMT, 1.03%, 1/1/07,
              LIQ: Sallie Mae* (b).............       825
  1,350     Student Loan Funding Corp.,
              Cincinnati, Student Loan Revenue,
              Series 98A-2, AMT, 1.03%, 8/1/10,
              LIQ: Sallie Mae* (b).............     1,350

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $3,300     Summit County, IDR, Quality Mold,
              Inc. Project, Series 99, AMT,
              1.20%, 6/1/19, LOC: Key Bank*
              (b)..............................  $  3,300
  1,960     Warren County, Economic Development
              Revenue, Ralph J Stolle
              Countyside YMCA, 1.00%, 8/1/20,
              LOC: Fifth Third Bank* (b).......     1,960
  1,142     Warren County, Health Care
              Facilities Revenue, Otterbein
              Homes, Series B, 1.20%, 7/1/23,
              LOC: Fifth Third Bank*...........     1,142
  2,000     Wooster, IDR, Allen Group, Inc.,
              1.00%, 12/1/10, LOC: Wachovia
              Bank*............................     2,000
                                                 --------
  Total Weekly Demand Notes                       109,359
                                                 --------
Total (Amortized Cost $159,346) (a)              $159,346
                                                 ========

------------
Percentages indicated are based on net assets of $153,668.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

 20

ONE GROUP MUTUAL FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

EDC          Economic Development Corporation

EDR          Economic Development Revenue

FGIC         Insured by Financial Guaranty Insurance Corporation

FHA          Insured by Federal Housing Association

FHLB         Insured by Federal Home Loan Bank

FHLMC        Insured by Federal Home Loan Mortgage Corporation

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GTY          Guaranty

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

INS          Insured

LIQ          Liquidity Agreement

LO           Limited Obligation

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

PCR          Pollution Control Revenue

SLMA         Insured by Student Loan Marketing Association

SPA          Standby Purchase Agreement

STIC         Short-Term Investment Co.

STIT         Short-Term Investment Trust

TFIC         Tax-Free Investment Co.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                             U.S. TREASURY        U.S.                          MICHIGAN         OHIO
                                 PRIME        SECURITIES       GOVERNMENT       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                 MONEY           MONEY         SECURITIES         MONEY          MONEY          MONEY
                                 MARKET         MARKET        MONEY MARKET        MARKET         MARKET         MARKET
                                  FUND           FUND             FUND             FUND           FUND           FUND
                              ------------   -------------   ---------------   ------------   ------------   ------------
ASSETS:
Investments, at amortized
  cost......................  $ 9,886,164     $1,407,964        $611,806        $1,598,441      $141,305       $159,346
Repurchase agreements, at
  cost......................      965,358      4,960,200         268,929                --            --             --
                              -----------     ----------        --------        ----------      --------       --------
Investments, at value.......   10,851,522      6,368,164         880,735         1,598,441       141,305        159,346
Cash........................            1              6               1                --           238             15
Interest & dividends
  receivable................        9,068          8,330           1,153             3,509           246            253
Receivable for capital
  shares issued.............        2,056              9               2                --            --             --
Prepaid expenses............          142             88              11                 4             2              2
                              -----------     ----------        --------        ----------      --------       --------
Total Assets................   10,862,789      6,376,597         881,902         1,601,954       141,791        159,616
                              -----------     ----------        --------        ----------      --------       --------
LIABILITIES:
Cash overdraft..............           --             --              --                29            --             --
Dividends payable...........        5,695          2,993             404               878            61             64
Payable to brokers for
  investments purchased.....      150,001             --              --            28,210            --          5,788
Payable for capital shares
  redeemed..................        1,204             --              --                --            --             --
Accrued expenses and other
  payables:
  Investment advisory
    fees....................        2,807          1,687             237               357            32             33
  Administration fees.......        1,415            800             114               214            19             20
  Distribution fees.........        1,188            503             148               101            16             16
  Other.....................        3,100          1,073             160               251            41             27
                              -----------     ----------        --------        ----------      --------       --------
Total Liabilities...........      165,410          7,056           1,063            30,040           169          5,948
                              -----------     ----------        --------        ----------      --------       --------
NET ASSETS:
Capital.....................   10,697,364      6,369,407         880,840         1,571,858       141,623        153,666
Undistributed (distributions
  in excess of) net
  investment income.........           15            134              --                56            --              2
Accumulated undistributed
  net realized gains
  (losses) from investment
  transactions..............           --             --              (1)               --            (1)            --
                              -----------     ----------        --------        ----------      --------       --------
Net Assets..................  $10,697,379     $6,369,541        $880,839        $1,571,914      $141,622       $153,668
                              ===========     ==========        ========        ==========      ========       ========
NET ASSETS:
  Class I...................  $ 4,881,506     $3,912,526        $137,221        $1,085,136      $ 64,146       $ 73,757
  Class A...................    5,744,025      2,453,050         743,618           486,778        77,476         79,911
  Class B...................       62,581          3,096              --                --            --             --
  Class C...................        9,267            869              --                --            --             --
                              -----------     ----------        --------        ----------      --------       --------
Total.......................  $10,697,379     $6,369,541        $880,839        $1,571,914      $141,622       $153,668
                              ===========     ==========        ========        ==========      ========       ========
OUTSTANDING UNITS OF
  BENEFICIAL INTEREST
  (SHARES):
  Class I...................    4,881,439      3,912,479         137,224         1,085,053        64,143         73,750
  Class A...................    5,744,051      2,452,965         743,616           486,772        77,489         79,892
  Class B...................       62,581          3,096              --                --            --             --
  Class C...................        9,267            869              --                --            --             --
                              -----------     ----------        --------        ----------      --------       --------
Total.......................   10,697,338      6,369,409         880,840         1,571,825       141,632        153,642
                              ===========     ==========        ========        ==========      ========       ========
Net Asset Value:
  Offering and redemption
    price per share (Class
    I, Class A, Class B, and
    Class C)................  $      1.00     $     1.00        $   1.00        $     1.00      $   1.00       $   1.00
                              ===========     ==========        ========        ==========      ========       ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

 22

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)

                                             U.S. TREASURY        U.S.                          MICHIGAN         OHIO
                                 PRIME        SECURITIES       GOVERNMENT       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                 MONEY           MONEY         SECURITIES         MONEY          MONEY          MONEY
                                 MARKET         MARKET        MONEY MARKET        MARKET         MARKET         MARKET
                                  FUND           FUND             FUND             FUND           FUND           FUND
                              ------------   -------------   ---------------   ------------   ------------   ------------
INVESTMENT INCOME:
Interest income.............    $177,710       $102,619          $13,575         $24,077         $2,113         $2,049
Dividend income.............       8,709             --              923             389             --             11
                                --------       --------          -------         -------         ------         ------
Total Income................     186,419        102,619           14,498          24,466          2,113          2,060
                                --------       --------          -------         -------         ------         ------
EXPENSES:
Investment advisory fees....      39,147         23,720            3,150           6,084            542            461
Administration fees.........      18,047         10,935            1,452           2,805            250            248
Distribution fees (Class
  A)........................      15,343          7,184            1,861           1,256            196            223
Distribution fees (Class
  B)........................         663             32               --              --             --             --
Distribution fees (Class
  C)........................          55              7               --              --             --             --
Custodian fees..............         328            217               32              48              9              9
Interest expense............          11             --               --              --             --             --
Legal and audit fees........         101             55               13              16              8              7
Trustees' fees and
  expenses..................         161             87               13              19              2              2
Transfer agent fees.........       2,758            282               52              42             12              9
Registration and filing
  fees......................         445            305               58              63             38             13
Printing and mailing
  costs.....................         339            176               27              40              5              5
Other.......................         197            145               23              56             16             15
                                --------       --------          -------         -------         ------         ------
Total expenses before
  waivers...................      77,595         43,145            6,681          10,429          1,078            992
Less waivers................      (3,493)          (691)            (139)         (1,391)          (124)           (51)
                                --------       --------          -------         -------         ------         ------
Net Expenses................      74,102         42,454            6,542           9,038            954            941
                                --------       --------          -------         -------         ------         ------
Net Investment Income.......     112,317         60,165            7,956          15,428          1,159          1,119
                                --------       --------          -------         -------         ------         ------
REALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS:
Net realized gains (losses)
  from investments..........          16            134                4              56             --(a)           2
                                --------       --------          -------         -------         ------         ------
Change in net assets
  resulting from
  operations................    $112,333       $ 60,299          $ 7,960         $15,484         $1,159         $1,121
                                ========       ========          =======         =======         ======         ======

------------
(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                         U.S. TREASURY              U.S. GOVERNMENT
                                                 PRIME                    SECURITIES                  SECURITIES
                                           MONEY MARKET FUND           MONEY MARKET FUND           MONEY MARKET FUND
                                       -------------------------   -------------------------   -------------------------
                                              YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                               JUNE 30,                    JUNE 30,                    JUNE 30,
                                       -------------------------   -------------------------   -------------------------
                                          2003          2002          2003          2002          2003          2002
                                       -----------   -----------   ----------   ------------   -----------   -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............  $   112,317   $   247,921   $   60,165   $    143,427   $     7,956   $    15,832
  Net realized gains (losses) from
    investment transactions..........           16            61          134              1             4             9
                                       -----------   -----------   ----------   ------------   -----------   -----------
Change in net assets resulting from
  operations.........................      112,333       247,982       60,299        143,428         7,960        15,841
                                       -----------   -----------   ----------   ------------   -----------   -----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income.........      (56,624)     (114,508)     (38,708)       (83,326)       (1,712)       (2,128)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income.........      (55,525)     (132,884)     (21,446)       (60,201)       (6,259)      (13,705)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment income.........         (212)         (427)         (10)           (14)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment income.........          (17)          (24)          (2)            (4)
DISTRIBUTIONS TO SERVICE CLASS
  SHAREHOLDERS:
  From net investment income.........           --           (87)          --            (22)
                                       -----------   -----------   ----------   ------------   -----------   -----------
Change in net assets from shareholder
  distributions......................     (112,378)     (247,930)     (60,166)      (143,567)       (7,971)      (15,833)
                                       -----------   -----------   ----------   ------------   -----------   -----------
CAPITAL TRANSACTIONS:
  Change in net assets from capital
    transactions.....................   (1,191,801)     (674,005)    (983,934)      (105,350)      (46,776)       82,979
                                       -----------   -----------   ----------   ------------   -----------   -----------
Change in net assets.................   (1,191,846)     (673,953)    (983,801)      (105,489)      (46,787)       82,987
NET ASSETS:
  Beginning of period................   11,889,225    12,563,178    7,353,342      7,458,831       927,626       844,639
                                       -----------   -----------   ----------   ------------   -----------   -----------
  End of period......................  $10,697,379   $11,889,225   $6,369,541   $  7,353,342   $   880,839   $   927,626
                                       ===========   ===========   ==========   ============   ===========   ===========
SHARE TRANSACTIONS (SHARE
  TRANSACTIONS ARE AT $1.00 PER
  SHARE):
CLASS I SHARES:
  Issued.............................   11,718,796    13,665,684    7,957,350      6,927,059       589,431       216,598
  Reinvested.........................       13,439        22,824           55            277            10            16
  Redeemed...........................  (12,176,579)  (13,535,571)  (8,232,984)    (6,680,451)     (546,221)     (217,788)
                                       -----------   -----------   ----------   ------------   -----------   -----------
  Change in Class I Shares...........     (444,344)      152,937     (275,579)       246,885        43,220        (1,174)
                                       ===========   ===========   ==========   ============   ===========   ===========
CLASS A SHARES:
  Issued.............................   12,677,757    18,120,606    5,421,541      9,926,702     2,930,867     3,777,421
  Reinvested.........................       18,707        47,211        4,272         11,133            21             3
  Redeemed...........................  (13,473,645)  (18,989,402)  (6,135,715)   (10,287,809)   (3,020,885)   (3,693,270)
                                       -----------   -----------   ----------   ------------   -----------   -----------
  Change in Class A Shares...........     (777,181)     (821,585)    (709,902)      (349,974)      (89,997)       84,154
                                       ===========   ===========   ==========   ============   ===========   ===========
CLASS B SHARES:
  Issued.............................       85,850        33,629        3,735          1,414
  Reinvested.........................          210           454            9             15
  Redeemed...........................      (62,169)      (29,291)      (2,383)          (708)
                                       -----------   -----------   ----------   ------------
  Change in Class B Shares...........       23,891         4,792        1,361            721
                                       ===========   ===========   ==========   ============
CLASS C SHARES:
  Issued.............................       17,972         7,796        1,074            881
  Reinvested.........................           16            24            2              5
  Redeemed...........................      (12,151)       (5,656)        (889)          (664)
                                       -----------   -----------   ----------   ------------
  Change in Class C Shares...........        5,837         2,164          187            222
                                       ===========   ===========   ==========   ============
SERVICE CLASS SHARES:
  Issued.............................           --         2,645           --          6,339
  Reinvested.........................           --           120           --             26
  Redeemed...........................           --       (15,078)          --         (9,571)
                                       -----------   -----------   ----------   ------------
  Change in Service Class Shares.....           --       (12,313)          --         (3,206)
                                       ===========   ===========   ==========   ============

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

 24

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                MUNICIPAL             MICHIGAN MUNICIPAL        OHIO MUNICIPAL
                                            MONEY MARKET FUND         MONEY MARKET FUND       MONEY MARKET FUND
                                         ------------------------    --------------------    --------------------
                                                YEAR ENDED                YEAR ENDED              YEAR ENDED
                                                 JUNE 30,                  JUNE 30,                JUNE 30,
                                         ------------------------    --------------------    --------------------
                                            2003          2002         2003        2002        2003        2002
                                         ----------    ----------    --------    --------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................  $   15,428    $   24,306    $  1,159    $  2,711    $  1,119    $  1,791
  Net realized gains (losses) from
    investment transactions............          56            11          --(a)       --           2           2
                                         ----------    ----------    --------    --------    --------    --------
Change in net assets resulting from
  operations...........................      15,484        24,317       1,159       2,711       1,121       1,793
                                         ----------    ----------    --------    --------    --------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income...........     (11,867)      (18,179)       (669)     (1,487)       (555)       (978)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...........      (3,571)       (6,126)       (490)     (1,224)       (545)       (783)
DISTRIBUTIONS TO SERVICE CLASS
  SHAREHOLDERS:
  From net investment income...........          --            (2)
                                         ----------    ----------    --------    --------    --------    --------
Change in net assets from shareholder
  distributions........................     (15,438)      (24,307)     (1,159)     (2,711)     (1,100)     (1,761)
                                         ----------    ----------    --------    --------    --------    --------
CAPITAL TRANSACTIONS:
  Change in net assets from capital
    transactions.......................    (253,474)      377,212      (3,794)    (80,551)      5,707     (11,679)
                                         ----------    ----------    --------    --------    --------    --------
Change in net assets...................    (253,428)      377,222      (3,794)    (80,551)      5,728     (11,647)
NET ASSETS:
  Beginning of period..................   1,825,342     1,448,120     145,416     225,967     147,940     159,587
                                         ----------    ----------    --------    --------    --------    --------
  End of period........................  $1,571,914    $1,825,342    $141,622    $145,416    $153,668    $147,940
                                         ==========    ==========    ========    ========    ========    ========
SHARE TRANSACTIONS (SHARE TRANSACTIONS
  ARE AT $1.00 PER SHARE):
CLASS I SHARES:
  Issued...............................   1,090,555     1,674,212     154,423     191,364     101,828     136,602
  Reinvested...........................         189           445          12          68          25          90
  Redeemed.............................  (1,296,035)   (1,361,570)   (173,300)   (209,097)    (85,442)   (179,373)
                                         ----------    ----------    --------    --------    --------    --------
  Change in Class I Shares.............    (205,291)      313,087     (18,865)    (17,665)     16,411     (42,681)
                                         ==========    ==========    ========    ========    ========    ========
CLASS A SHARES:
  Issued...............................   1,403,865     1,326,022     246,486     269,605     227,050     185,837
  Reinvested...........................       1,939         4,178         507         985         569         851
  Redeemed.............................  (1,453,986)   (1,265,681)   (231,921)   (333,477)   (238,324)   (155,685)
                                         ----------    ----------    --------    --------    --------    --------
  Change in Class A Shares.............     (48,182)       64,519      15,072     (62,887)    (10,705)     31,003
                                         ==========    ==========    ========    ========    ========    ========
SERVICE CLASS SHARES:
  Issued...............................          --           251
  Reinvested...........................          --             2
  Redeemed.............................          --          (648)
                                         ----------    ----------
  Change in Service Class Shares.......          --          (395)
                                         ==========    ==========

------------
(a) Amount less than $1,000.

See notes to financial statements

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 INVESTMENT
                                                 ACTIVITIES   DISTRIBUTIONS
                                     NET ASSET   ----------   -------------   NET ASSET
                                      VALUE,        NET            NET         VALUE,
                                     BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                     OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                     ---------   ----------   -------------   ---------   ------
PRIME MONEY MARKET FUND (CLASS I)
 Year Ended June 30, 2003..........   $1.000       $0.011        $(0.011)      $1.000     1.15%
 Year Ended June 30, 2002..........    1.000        0.021         (0.021)       1.000      2.14
 Year Ended June 30, 2001..........    1.000        0.055         (0.055)       1.000      5.63
 Year Ended June 30, 2000..........    1.000        0.054         (0.054)       1.000      5.51
 Year Ended June 30, 1999..........    1.000        0.049         (0.049)       1.000      4.98
U.S. TREASURY SECURITIES MONEY
 MARKET FUND (CLASS I)
 Year Ended June 30, 2003..........    1.000        0.010         (0.010)       1.000      0.99
 Year Ended June 30, 2002..........    1.000        0.020         (0.020)       1.000      2.07
 Year Ended June 30, 2001..........    1.000        0.052         (0.052)       1.000      5.31
 Year Ended June 30, 2000..........    1.000        0.050         (0.050)       1.000      5.12
 Year Ended June 30, 1999..........    1.000        0.045         (0.045)       1.000      4.63
U.S. GOVERNMENT SECURITIES MONEY
 MARKET FUND (CLASS I)
 Year Ended June 30, 2003..........    1.000        0.011         (0.011)       1.000      1.09
 Year Ended June 30, 2002..........    1.000        0.021         (0.021)       1.000      2.17
 March 16, 2001 to June 30, 2001
   (a).............................    1.000        0.012         (0.012)       1.000      1.18(b)
MUNICIPAL MONEY MARKET FUND (CLASS
 I)
 Year Ended June 30, 2003..........    1.000        0.010         (0.010)       1.000      0.96
 Year Ended June 30, 2002..........    1.000        0.014         (0.014)       1.000      1.45
 Year Ended June 30, 2001..........    1.000        0.034         (0.034)       1.000      3.48
 Year Ended June 30, 2000..........    1.000        0.033         (0.033)       1.000      3.38
 Year Ended June 30, 1999..........    1.000        0.028         (0.028)       1.000      2.88
MICHIGAN MONEY MARKET FUND (CLASS
 I)
 Year Ended June 30, 2003..........    1.000        0.009         (0.009)       1.000      0.87
 Year Ended June 30, 2002..........    1.000        0.014         (0.014)       1.000      1.41
 Year Ended June 30, 2001..........    1.000        0.034         (0.034)       1.000      3.44
 Year Ended June 30, 2000..........    1.000        0.033         (0.033)       1.000      3.32
 Six Months Ended June 30, 1999
   (d).............................    1.000        0.013         (0.013)       1.000      1.34(b)
 Year Ended December 31, 1998......    1.000        0.030         (0.030)       1.000      3.02
OHIO MUNICIPAL MONEY MARKET FUND
 (CLASS I)
 Year Ended June 30, 2003..........    1.000        0.009         (0.009)       1.000      0.88
 Year Ended June 30, 2002..........    1.000        0.014         (0.014)       1.000      1.43
 Year Ended June 30, 2001..........    1.000        0.034         (0.034)       1.000      3.42
 Year Ended June 30, 2000..........    1.000        0.033         (0.033)       1.000      3.32
 Year Ended June 30, 1999..........    1.000        0.028         (0.028)       1.000      2.88

                                                RATIOS/SUPPLEMENTARY DATA
                                     ------------------------------------------------
                                                  RATIO OF    RATIO OF     RATIO OF
                                        NET       EXPENSES      NET       EXPENSES TO
                                      ASSETS,        TO      INVESTMENT     AVERAGE
                                       END OF     AVERAGE    INCOME TO    NET ASSETS
                                       PERIOD       NET       AVERAGE       WITHOUT
                                      (000'S)      ASSETS    NET ASSETS     WAIVERS
                                     ----------   --------   ----------   -----------
PRIME MONEY MARKET FUND (CLASS I)
 Year Ended June 30, 2003..........  $4,881,506    0.52%       1.14%        0.55%
 Year Ended June 30, 2002..........   5,325,870     0.52        2.12         0.55
 Year Ended June 30, 2001..........   5,172,911     0.52        5.54         0.55
 Year Ended June 30, 2000..........   6,224,509     0.52        5.39         0.55
 Year Ended June 30, 1999..........   5,398,206     0.50        4.79         0.54
U.S. TREASURY SECURITIES MONEY
 MARKET FUND (CLASS I)
 Year Ended June 30, 2003..........   3,912,526     0.52        0.99         0.53
 Year Ended June 30, 2002..........   4,188,032     0.52        2.01         0.53
 Year Ended June 30, 2001..........   3,941,215     0.52        5.25         0.54
 Year Ended June 30, 2000..........   4,785,390     0.51        4.98         0.54
 Year Ended June 30, 1999..........   5,599,894     0.51        4.52         0.54
U.S. GOVERNMENT SECURITIES MONEY
 MARKET FUND (CLASS I)
 Year Ended June 30, 2003..........     137,221     0.52        1.10         0.54
 Year Ended June 30, 2002..........      94,003     0.52        2.11         0.54
 March 16, 2001 to June 30, 2001
   (a).............................      95,179     0.52(c)     4.00(c)      0.53(c)
MUNICIPAL MONEY MARKET FUND (CLASS
 I)
 Year Ended June 30, 2003..........   1,085,136     0.45        0.96         0.53
 Year Ended June 30, 2002..........   1,290,395     0.45        1.38         0.53
 Year Ended June 30, 2001..........     977,300     0.45        3.43         0.53
 Year Ended June 30, 2000..........     969,070     0.46        3.31         0.54
 Year Ended June 30, 1999..........   1,077,205     0.46        2.84         0.56
MICHIGAN MONEY MARKET FUND (CLASS
 I)
 Year Ended June 30, 2003..........      64,146     0.49        0.88         0.57
 Year Ended June 30, 2002..........      83,008     0.47        1.49         0.55
 Year Ended June 30, 2001..........     100,673     0.45        3.40         0.53
 Year Ended June 30, 2000..........     111,900     0.47        3.33         0.56
 Six Months Ended June 30, 1999
   (d).............................      91,211     0.49(c)     2.65(c)      0.57(c)
 Year Ended December 31, 1998......     110,833     0.50        2.97         0.53
OHIO MUNICIPAL MONEY MARKET FUND
 (CLASS I)
 Year Ended June 30, 2003..........      73,757     0.47        0.88         0.50
 Year Ended June 30, 2002..........      57,338     0.46        1.47         0.50
 Year Ended June 30, 2001..........     100,004     0.46        3.33         0.49
 Year Ended June 30, 2000..........      62,084     0.45        3.26         0.52
 Year Ended June 30, 1999..........      55,745     0.42        2.85         0.55

------------
(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Money Market Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

 26

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                          NET ASSET   ----------   -------------   NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                          ---------   ----------   -------------   ---------   ------
PRIME MONEY MARKET FUND (CLASS A)
 Year Ended June 30, 2003...............   $1.000       $0.009        $(0.009)      $1.000     0.89%
 Year Ended June 30, 2002...............    1.000        0.019         (0.019)       1.000      1.88
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000      5.37
 Year Ended June 30, 2000...............    1.000        0.051         (0.051)       1.000      5.25
 Year Ended June 30, 1999...............    1.000        0.046         (0.046)       1.000      4.72
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS A)
 Year Ended June 30, 2003...............    1.000        0.007         (0.007)       1.000      0.73
 Year Ended June 30, 2002...............    1.000        0.018         (0.018)       1.000      1.81
 Year Ended June 30, 2001...............    1.000        0.049         (0.049)       1.000      5.05
 Year Ended June 30, 2000...............    1.000        0.048         (0.048)       1.000      4.86
 Year Ended June 30, 1999...............    1.000        0.043         (0.043)       1.000      4.37
U.S. GOVERNMENT SECURITIES MONEY MARKET
 FUND (CLASS A)
 Year Ended June 30, 2003...............    1.000        0.008         (0.008)       1.000      0.84
 Year Ended June 30, 2002...............    1.000        0.019         (0.019)       1.000      1.91
 March 16, 2001 to June 30, 2001 (a)....    1.000        0.011         (0.011)       1.000      1.11(b)
MUNICIPAL MONEY MARKET FUND (CLASS A)
 Year Ended June 30, 2003...............    1.000        0.007         (0.007)       1.000      0.71
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000      1.20
 Year Ended June 30, 2001...............    1.000        0.032         (0.032)       1.000      3.23
 Year Ended June 30, 2000...............    1.000        0.031         (0.031)       1.000      3.12
 Year Ended June 30, 1999...............    1.000        0.026         (0.026)       1.000      2.63
MICHIGAN MONEY MARKET FUND (CLASS A)
 Year Ended June 30, 2003...............    1.000        0.006         (0.006)       1.000      0.62
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000      1.16
 Year Ended June 30, 2001...............    1.000        0.031         (0.031)       1.000      3.18
 Year Ended June 30, 2000...............    1.000        0.030         (0.030)       1.000      3.06
 Six Months Ended June 30, 1999 (d).....    1.000        0.012         (0.012)       1.000      1.21(b)
 Year Ended December 31, 1998...........    1.000        0.027         (0.027)       1.000      2.76
OHIO MUNICIPAL MONEY MARKET FUND (CLASS
 A)
 Year Ended June 30, 2003...............    1.000        0.006         (0.006)       1.000      0.63
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000      1.17
 Year Ended June 30, 2001...............    1.000        0.031         (0.031)       1.000      3.16
 Year Ended June 30, 2000...............    1.000        0.030         (0.030)       1.000      3.06
 Year Ended June 30, 1999...............    1.000        0.026         (0.026)       1.000      2.62

                                                     RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------------------------
                                                       RATIO OF    RATIO OF     RATIO OF
                                             NET       EXPENSES      NET       EXPENSES TO
                                           ASSETS,        TO      INVESTMENT     AVERAGE
                                            END OF     AVERAGE    INCOME TO    NET ASSETS
                                            PERIOD       NET       AVERAGE       WITHOUT
                                           (000'S)      ASSETS    NET ASSETS     WAIVERS
                                          ----------   --------   ----------   -----------
PRIME MONEY MARKET FUND (CLASS A)
 Year Ended June 30, 2003...............  $5,744,025    0.77%       0.90%        0.80%
 Year Ended June 30, 2002...............   6,521,235     0.77        1.88         0.80
 Year Ended June 30, 2001...............   7,342,790     0.77        5.01         0.80
 Year Ended June 30, 2000...............   3,505,068     0.77        5.13         0.80
 Year Ended June 30, 1999...............   3,171,028     0.75        4.47         0.79
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS A)
 Year Ended June 30, 2003...............   2,453,050     0.77        0.75         0.78
 Year Ended June 30, 2002...............   3,162,893     0.77        1.80         0.78
 Year Ended June 30, 2001...............   3,512,937     0.77        4.75         0.78
 Year Ended June 30, 2000...............   1,846,153     0.76        4.74         0.79
 Year Ended June 30, 1999...............   2,073,442     0.76        4.21         0.79
U.S. GOVERNMENT SECURITIES MONEY MARKET
 FUND (CLASS A)
 Year Ended June 30, 2003...............     743,618     0.77        0.84         0.79
 Year Ended June 30, 2002...............     833,623     0.77        1.86         0.79
 March 16, 2001 to June 30, 2001 (a)....     749,460     0.77(c)     3.72(c)      0.77(c)
MUNICIPAL MONEY MARKET FUND (CLASS A)
 Year Ended June 30, 2003...............     486,778     0.70        0.71         0.78
 Year Ended June 30, 2002...............     534,947     0.69        1.19         0.77
 Year Ended June 30, 2001...............     470,425     0.70        3.18         0.78
 Year Ended June 30, 2000...............     438,468     0.71        3.06         0.79
 Year Ended June 30, 1999...............     428,448     0.70        2.59         0.80
MICHIGAN MONEY MARKET FUND (CLASS A)
 Year Ended June 30, 2003...............      77,476     0.74        0.62         0.82
 Year Ended June 30, 2002...............      62,408     0.72        1.21         0.80
 Year Ended June 30, 2001...............     125,294     0.70        3.05         0.78
 Year Ended June 30, 2000...............      76,294     0.72        3.03         0.81
 Six Months Ended June 30, 1999 (d).....      69,101     0.75(c)     2.42(c)      0.84(c)
 Year Ended December 31, 1998...........      64,283     0.75        2.72         0.78
OHIO MUNICIPAL MONEY MARKET FUND (CLASS
 A)
 Year Ended June 30, 2003...............      79,911     0.72        0.62         0.75
 Year Ended June 30, 2002...............      90,602     0.71        1.17         0.75
 Year Ended June 30, 2001...............      59,583     0.71        3.05         0.74
 Year Ended June 30, 2000...............      29,842     0.70        3.00         0.77
 Year Ended June 30, 1999...............      37,180     0.67        2.60         0.80

------------
(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Money Market Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                          NET ASSET   ----------   -------------   NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                          ---------   ----------   -------------   ---------   ------
PRIME MONEY MARKET FUND (CLASS B)
 Year Ended June 30, 2003...............   $1.000       $0.003        $(0.003)      $1.000     0.33%
 Year Ended June 30, 2002...............    1.000        0.011         (0.011)       1.000      1.12
 Year Ended June 30, 2001...............    1.000        0.045         (0.045)       1.000      4.58
 Year Ended June 30, 2000...............    1.000        0.044         (0.044)       1.000      4.47
 Year Ended June 30, 1999...............    1.000        0.039         (0.039)       1.000      3.94
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS B)
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000      0.31
 Year Ended June 30, 2002...............    1.000        0.010         (0.010)       1.000      1.05
 Year Ended June 30, 2001...............    1.000        0.042         (0.042)       1.000      4.27
 Year Ended June 30, 2000...............    1.000        0.040         (0.040)       1.000      4.08
 Year Ended June 30, 1999...............    1.000        0.035         (0.035)       1.000      3.60
PRIME MONEY MARKET FUND (CLASS C)
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000      0.33
 Year Ended June 30, 2002...............    1.000        0.011         (0.011)       1.000      1.12
 Year Ended June 30, 2001...............    1.000        0.045         (0.045)       1.000      4.58
 May 31, 2000 to June 30, 2000 (a)......    1.000        0.004         (0.004)       1.000      0.43(b)
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS C)
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000      0.31
 Year Ended June 30, 2002...............    1.000        0.010         (0.010)       1.000      1.05
 Year Ended June 30, 2001...............    1.000        0.042         (0.042)       1.000      4.27
 Year Ended June 30, 2000...............    1.000        0.040         (0.040)       1.000      4.08
 Year Ended June 30, 1999...............    1.000        0.035         (0.035)       1.000      3.59

                                                    RATIOS/SUPPLEMENTARY DATA
                                          ---------------------------------------------
                                                    RATIO OF    RATIO OF     RATIO OF
                                            NET     EXPENSES      NET       EXPENSES TO
                                          ASSETS,      TO      INVESTMENT     AVERAGE
                                          END OF    AVERAGE    INCOME TO    NET ASSETS
                                          PERIOD      NET       AVERAGE       WITHOUT
                                          (000'S)    ASSETS    NET ASSETS     WAIVERS
                                          -------   --------   ----------   -----------
PRIME MONEY MARKET FUND (CLASS B)
 Year Ended June 30, 2003...............  $62,581    1.33%       0.32%        1.55%
 Year Ended June 30, 2002...............   38,690     1.52        1.08         1.55
 Year Ended June 30, 2001...............   33,898     1.52        4.22         1.55
 Year Ended June 30, 2000...............   16,564     1.52        4.42         1.55
 Year Ended June 30, 1999...............    9,854     1.50        3.80         1.54
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS B)
 Year Ended June 30, 2003...............    3,096     1.17        0.31         1.53
 Year Ended June 30, 2002...............    1,735     1.52        0.95         1.53
 Year Ended June 30, 2001...............    1,014     1.52        4.17         1.54
 Year Ended June 30, 2000...............    1,057     1.51        3.97         1.54
 Year Ended June 30, 1999...............    1,012     1.51        3.43         1.54
PRIME MONEY MARKET FUND (CLASS C)
 Year Ended June 30, 2003...............    9,267     1.33        0.31         1.55
 Year Ended June 30, 2002...............    3,430     1.52        0.95         1.55
 Year Ended June 30, 2001...............    1,266     1.52        4.30         1.56
 May 31, 2000 to June 30, 2000 (a)......      848     1.52(c)     5.11(c)      1.55(c)
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS C)
 Year Ended June 30, 2003...............      869     1.19        0.30         1.53
 Year Ended June 30, 2002...............      682     1.52        1.02         1.53
 Year Ended June 30, 2001...............      459     1.52        4.00         1.53
 Year Ended June 30, 2000...............      526     1.51        3.96         1.54
 Year Ended June 30, 1999...............      684     1.51        3.35         1.54

------------
(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

 28

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, and Class C shares. In addition, the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund are authorized to issue Class B shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity or reset date of the security.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Treasury or Federal Agency obligations with counterparties approved by the Board of Trustees, consistent with each Fund's investment policy.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds based on methods approved by the Board of Trustees. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   One Group Dealer Services, Inc. (the "Distributor"), an affiliate of Bank One Corporation, serves the Trust as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares, Class B shares and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the funds and 1.00% of the average daily net assets of Class B and Class C shares. For the period ended June 30, 2003, the Distributor received $312,665 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $29,602 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

    FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
    ----                                                          -------     -------     -------     -------
    Prime Money Market Fund.....................................    0.52%       0.77%       1.52%       1.52%
    U.S. Treasury Securities Money Market Fund..................    0.52        0.77        1.52        1.52
    U.S. Government Securities Money Market Fund................    0.52        0.77          --          --
    Municipal Money Market Fund.................................    0.47        0.72          --          --
    Michigan Municipal Money Market Fund........................    0.49        0.74          --          --
    Ohio Municipal Money Market Fund............................    0.47        0.72          --          --

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

 30

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   In addition the Distributor has agreed to waive a portion of the 12b-1 fees on the Class B and Class C Shares of the Prime Money Market Fund and U.S. Treasury Securities Fund in order to maintain a competitive yield for shareholders.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. CONCENTRATION OF CREDIT RISK:

   The Michigan and Ohio Municipal Money Market Funds, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million that expires November 25, 2003. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, there were no outstanding loans for the Funds.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003
Continued

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. FEDERAL TAX INFORMATION:

   The tax character of distributions paid during the fiscal year ended June 30, 2003 was as follows: (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                  DISTRIBUTIONS PAID FROM:
                                  -------------------------
                                                  NET LONG
                                      NET           TERM           TOTAL                                           TOTAL
                                  INVESTMENT      CAPITAL         TAXABLE        TAX EXEMPT      TAX RETURN    DISTRIBUTIONS
                                    INCOME         GAINS       DISTRIBUTIONS    DISTRIBUTIONS    OF CAPITAL        PAID
                                  -----------    ----------    -------------    -------------    ----------    -------------
    Prime Money Market Fund.....   $120,250         $--(a)       $120,250          $    --           $--         $120,250
    U.S. Treasury Securities
      Money Market Fund.........     65,544          --            65,544               --           --            65,544
    U.S. Government Securities
      Money Market Fund.........      8,503          --             8,503               --           --             8,503
    Municipal Money Market
      Fund......................         63          20                83           16,056           --            16,139
    Michigan Municipal Money
      Market Fund...............          6          --                 6            1,202           --             1,208
    Ohio Municipal Money Market
      Fund......................          2           2                 4            1,129           --             1,133

   As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis was as follows (amounts in thousands):

                                 UNDISTRIBUTED
                                 ORDINARY/TAX    UNDISTRIBUTED                                  ACCUMULATED          TOTAL
                                    EXEMPT         LONG-TERM      ACCUMULATED   DISTRIBUTIONS   CAPITAL AND       ACCUMULATED
                                    INCOME       CAPITAL GAINS     EARNINGS        PAYABLE      OTHER LOSSES   EARNINGS/(DEFICIT)
                                 -------------   -------------    -----------   -------------   ------------   ------------------
    Prime Money Market Fund.....    $5,950             $--          $5,950         $(5,695)          $--              $255
    U.S. Treasury Securities
      Money Market Fund.........     3,294             --            3,294          (2,993)          --                301
    U.S. Government Securities
      Money Market Fund.........       413             --              413            (404)          (1)                 8
    Municipal Money Market
      Fund......................       971             --              971            (878)          --                 93
    Michigan Municipal Money
      Market Fund...............        65             --               65             (61)          (1)                 3
    Ohio Municipal Money Market
      Fund......................        68             --               68             (64)          --                  4

   As of June 30, 2003 , the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                        EXPIRES
                                                                  --------------------
    FUND                                                            2004        2011        TOTAL
    ----                                                          --------    --------    ---------
    U.S. Government Securities Money Market Fund................     $--         $1          $1
    Michigan Municipal Money Market Fund........................      1          --(a)        1

------------

(a) Amount is less than $1,000.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

 32

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of One Group Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund (six series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented (other than the financial highlights that have been audited by other independent accountants) in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Michigan Municipal Money Market Fund for the period ended December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Chicago, Illinois
August 11, 2003

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE                                                                                     OTHER DIRECTORSHIPS
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS            HELD BY TRUSTEE
----------------------------    ----------------------------------------------------------    --------------------
Peter C. Marshall               From March 2002 to present, self-employed as a business       None
12/10/42                        consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present               President, W.D. Hoard, Inc. (corporate parent of DCI
                                Marketing, Inc.); November 1993 to March 2000, President
                                DCI Marketing, Inc.


Frederick W. Ruebeck            Since April 2000, Advisor, Jerome P. Green & Associates,      None
10/8/39                         LLC (a broker-dealer); January 2000 to April 2000,
5/16/94 - present               self-employed as a consultant; June 1988 to December 1999,
                                Director of Investments, Eli Lilly and Company.


Robert A. Oden, Jr.             From July 2002 to present, President, Carleton College;       None
9/11/46                         1995 to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                    Since 1975, President, Gardner, Inc. (wholesale               Director, Cardinal
11/5/47                         distributor to outdoor power equipment industry).             Health, Inc.
5/21/98 - present


Marilyn McCoy                   Since 1985,Vice President of Administration and Planning,     None
3/18/48                         Northwestern University.
4/28/99 - present


Julius L. Pallone               Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                         consultant).
4/28/99 - present


Donald L. Tuttle                Since 1995, Vice President, Association for Investment        None
10/6/34                         Management and Research.
4/28/99 - present

------------
(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires June 30, 2005. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

 34

MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer, Banc
11/13/57                       One Investment Management Group and Senior Managing Director
President                      of Banc One Investment Advisors Corporation; October 2002 to
1/1/00 - present               present, President, One Group Asset Management (Ireland)
                               Limited; October 1999 to present, Chief Executive Officer
                               and President, One Group Administrative Services, Inc. and
                               Chief Executive Officer and President, One Group Dealer
                               Services, Inc.; August 1994 to October 1999, Senior Managing
                               Director, Banc One Investment Advisors Corporation.


Robert L. Young                From November 2001 to present, Senior Managing Director and
1/17/63                        Chief Operating Officer of One Group Mutual Funds for Banc
Vice President and             One Investment Management Group; October 2002 to present,
Treasurer                      Vice President, One Group Asset Management (Ireland)
1/1/00 - present               Limited; October 1999 to present, Vice President and
                               Treasurer, One Group Administrative Services, Inc., and Vice
                               President and Treasurer, One Group Dealer Services, Inc.;
                               December 1996 to October 1999, Managing Director of Mutual
                               Fund Administration, Banc One Investment Advisors
                               Corporation.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director, Banc
10/4/56                        One Investment Advisors Corporation.
Vice President
8/15/02 - present


Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel, Bank One Corporation.
1/1/00 - present


Gary R. Young                  From October 1999 to present, Director Mutual Fund
8/19/69                        Administration, One Group Administrative Services, Inc.;
Assistant Treasurer and        October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Administration, Banc One Investment
                               Advisors Corporation; January 1995 to December 1998, Vice
                               President and Manager of Mutual Fund Accounting, Custody and
                               Financial Administration, First Chicago NBD Corporation.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------
(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office of each officer is indefinite. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

                      (This Page Intentionally Left Blank)

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

                      (This Page Intentionally Left Blank)

ONE GROUP MUTUAL FUNDS       MONEY MARKET FUNDS ANNUAL REPORT      June 30, 2003

     ANNUAL REPORT

                                                          ONE GROUP MUTUAL FUNDS

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-800-480-4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-034-AN (8/03)

Annual Report
Twelve months ended June 30, 2003

                                                          ONE GROUP MUTUAL FUNDS

      One Group
[LOGO]    Municipal Bond Funds

                                             Short-Term Municipal Bond Fund             Kentucky Municipal Bond Fund
                                             Intermediate Tax-Free Bond Fund            Louisiana Municipal Bond Fund
                                             Tax-Free Bond Fund                         Michigan Municipal Bond Fund
                                             Municipal Income Fund                      Ohio Municipal Bond Fund
                                             Arizona Municipal Bond Fund                West Virginia Municipal Bond
                                                                                        Fund

  NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

This material must be preceded or accompanied by a current prospectus.

ONE GROUP MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Portfolio Performance Review ...............................    2

Schedules of Portfolio Investments .........................   22

Statements of Assets and Liabilities .......................   97

Statements of Operations ...................................   99

Statements of Changes in Net Assets ........................  101

Schedules of Capital Stock Activity.........................  103

Financial Highlights .......................................  108

Notes to Financial Statements ..............................  120

Report of Independent Auditors .............................  126

Trustees ...................................................  127

Officers ...................................................  128


ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 2

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Patrick Morrissey, member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE FUND PERFORM FOR THE YEAR?
The fund's Class I shares posted a total return of 4.81% for the one-year ended June 30, 2003. (For information on other share classes, see page 3.) The 30-day SEC yield on Class I shares was 2.13%, which translates to a 3.28% taxable-equivalent yield for investors in the 35% federal income tax bracket.

WHAT MAJOR EVENTS INFLUENCED THE MARKET CLIMATE?
Economic and geopolitical factors had the most influence on the fixed income markets during the fiscal year. The war with Iraq was stifling to the overall economy and particularly rough for certain sectors, including the airline industry and sectors that rely heavily on the air transport business.

Lingering economic weakness led to lower interest rates during the year, as the Federal Reserve continued the easing campaign it began in January 2001. The declining rate environment created an extremely steep yield curve (a graph showing the relationship between bond maturities and current yields) -- one in which rates declined by as much as 1 percentage point across the maturity range in which the fund was invested.

HOW DID THE FUND'S RETURN COMPARE TO MARKET RETURNS?
The fund outperformed its market benchmark, the Lehman Brothers Short Municipal Bond Index, for the one-year period (total return of 4.79%, see page 3 for details). We attribute this outperformance primarily to the portfolio's structure. In terms of structure, we implemented a "barbell" strategy, focusing on securities at the short and long ends of our maturity range, which enabled us to generate an attractive yield and limit volatility, relative to the benchmark.

Two key factors caused the fund's yield to decline during the 12-month period. First, a precipitous drop in interest rates generated a lower yield environment for fixed income investors. In addition, a continuous, heavy inflow of new money into the fund -- which resulted in an 80% increase in fund assets -- during a period of falling interest rates caused the yield to decline.

WHAT WERE YOUR KEY STRATEGIES FOR THE YEAR?
Our strategies focused on positioning the fund for a rising-interest-rate environment, which we believed was likely in light of the lengthy bond market rally. As such, we kept the fund's duration (sensitivity to interest rate changes) slightly shorter than the benchmark's duration, emphasizing investment-grade bonds at the lower end of the quality spectrum with maturities of less than one year. Given the low interest rate environment, lowering the fund's credit quality and maturity allowed us to maintain a competitive yield while still controlling duration in an attempt to preserve principal.

Maturity Distribution*
Less than one year...................29.0%
Years 1-5............................51.8%
Years 6-10...........................19.2%
Average Years to Maturity........2.7 Years
Duration.........................2.5 Years

Sector Distribution*
Municipal Bonds/Notes..............  90.2%
Demand Notes.......................  13.6%
Investment Companies...............   0.6%
Other Liabilities in excess of
  Assets...........................  (4.4%)
(Alternative Minimum Tax...........  31.5%)

Quality Breakdown*
(Average Quality AA)
AAA/AAA Insured....................  42.5%
AA.................................  19.2%
A..................................  29.1%
BBB................................   7.7%
Other/Not Rated....................   1.5%

--------------------------------------------------------------------------------

* As of 6/30/03. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[LINE GRAPH]              Value of $10,000 Investment

                                                                            LEHMAN BROTHERS SHORT    LIPPER SHORT TERM MUNICIPAL
                                                       CLASS I                 MUNICIPAL INDEX                DEBT INDEX
                                                       -------              ---------------------    ---------------------------
5/98                                                    10000                       10000                        10000
6/98                                                    10121                       10035                        10095
6/99                                                    10447                       10405                        10442
6/00                                                    10753                       10800                        10768
6/01                                                    11453                       11614                        11400
6/02                                                    12024                       12305                        11854
6/03                                                    12603                       13069                        12251

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------------------------
                                                     1 Year      5 Year    Since Inception Inception Date
---------------------------------------------------------------------------------------------------------
  Class I                                             4.81%       4.48%          4.59%         5/4/98
---------------------------------------------------------------------------------------------------------
  Class A                                             4.57%       4.22%          4.28%         5/4/98
---------------------------------------------------------------------------------------------------------
  Class A*                                            1.40%       3.59%          3.67%         5/4/98
---------------------------------------------------------------------------------------------------------
  Class B                                             4.04%       3.66%          3.75%         5/4/98
---------------------------------------------------------------------------------------------------------
  Class B*                                            1.04%       3.66%          3.75%         5/4/98
---------------------------------------------------------------------------------------------------------
  Class C                                             4.02%       3.67%          3.75%         5/4/98
---------------------------------------------------------------------------------------------------------
  Lehman Brothers Short Municipal Index               4.79%       5.14%          5.23%
---------------------------------------------------------------------------------------------------------
  Lipper Short Term Municipal Debt Index              3.35%       4.40%          4.01%
---------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date. Without the waiver, total return would have been lower.

Prior to the inception of Class C (11/1/01), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Pegasus Short Municipal Bond Fund prior to the acquisition by the One Group Short-Term Municipal Bond Fund on March 22, 1999.

The performance of the Short-Term Municipal Bond Fund is measured against the Lehman Brothers Short Municipal Bond Index, an unmanaged index measuring the performance of investment-grade, tax-exempt municipal bonds with a maturity of less than three years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Short-Term Municipal Debt Fund Index consists of funds that invest in municipal debt issues with dollar-weighted average maturities of one to three years.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 4

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Kim Bingle, CFA and member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE FUND PERFORM?
The fund's Class I shares posted a total return of 7.95%. (For information on other share classes, see page 5.) The 30-day SEC yield on Class I shares was 2.65%, which translates to a 4.08% taxable-equivalent yield for investors in the 35% federal income tax bracket.

HOW DID THE MARKET CLIMATE INFLUENCE FUND PERFORMANCE?
The weak economy and volatile geopolitical climate drove interest rates lower during the period. This led to price increases on municipal bonds and price appreciation for the fund.

On a total return basis, the best-performing portion of the yield curve (a graph showing the relationship between bond maturities and current yields) was the 12- to 17-year area. The fund had significant exposure to this part of the curve, which was a positive influence on the portfolio's performance.

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?
The fund underperformed its market benchmark, the Lehman Brothers 7-Year Municipal Bond Index (total return of 8.85%, see page 5 for details). The index contains bonds with a very limited range of maturity dates between six and eight years. The fund is comprised of securities with a much wider range of maturities, both shorter and longer than the index. Over the past year, bonds shorter than six years returned less than six to eight year bonds which resulted in the total return for the fund being lower than that of the index. However, we believe that diversification beyond just one narrow range of maturities is a prudent portfolio management strategy.

In addition, we executed several trades during the fiscal year, which enhanced the fund's yield. We also maintained a broadly diversified portfolio, so market movements in any single state or sector had minimal impact on the overall portfolio.

HOW DID YOUR DURATION STRATEGY INFLUENCE PERFORMANCE?
Throughout calendar year 2002 the fund's duration (sensitivity to interest rate changes) was longer than that of the benchmark. This had a positive impact on the fund's performance, because as interest rates declined, having a relatively longer duration led to better price performance. But, given the highly volatile states of the financial markets and geopolitical climate, we shifted to a neutral duration in early 2003.

Maturity Distribution*
Less than one year...................12.0%
Years 1-5............................23.9%
Years 6-10...........................59.7%
Years 11-20...........................2.9%
Years 20+.............................1.5%
Average Years to Maturity........5.8 Years
Duration.........................5.0 Years

Sector Distribution*
Municipal Bonds/Notes..............  95.3%
Demand Notes.......................   2.2%
Investment Companies...............   2.0%
Other Assets in excess of
  Liabilities......................   0.5%

(Alternative Minimum Tax...........   7.2%)

Quality Breakdown*
(Average Quality AA)
AAA/AAA Insured....................  65.8%
AA.................................  19.2%
A..................................   9.3%
BAA................................   2.4%
Other/Not Rated....................   3.3%

--------------------------------------------------------------------------------

* As of 6/30/03. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[LINE GRAPH]

                                                                                     LEHMAN BROTHERS 3-15
                                                               LEHMAN BROTHERS 7     YEAR MUNICIPAL BOND     LIPPER INTERMEDIATE
                                             CLASS I          YEAR MUNICIPAL INDEX          INDEX           MUNICIPAL FUNDS INDEX
                                             -------          --------------------   --------------------   ---------------------
6/93                                          10000                  10000                  10000                   10000
6/94                                           9989                  10127                  10098                   10099
6/95                                          10666                  10960                  10938                   10782
6/96                                          11240                  11567                  11607                   11325
6/97                                          12112                  12379                  12493                   12096
6/98                                          13050                  13288                  13468                   12937
6/99                                          13273                  13676                  13864                   13222
6/00                                          13564                  14222                  14428                   13584
6/01                                          14764                  15528                  15757                   14766
6/02                                          15773                  16640                  16883                   15665
6/03                                          17206                  18113                  18305                   16798

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------------------------------------
                                                     1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------------------------------------
  Class I                                             7.95%       5.46%       5.47%          6.37%         9/4/90
---------------------------------------------------------------------------------------------------------------------
  Class A                                             7.59%       5.19%       5.21%          6.08%         9/4/90
---------------------------------------------------------------------------------------------------------------------
  Class A*                                            2.75%       4.24%       4.73%          5.70%         9/4/90
---------------------------------------------------------------------------------------------------------------------
  Class B                                             6.89%       4.53%       4.60%          5.46%         9/4/90
---------------------------------------------------------------------------------------------------------------------
  Class B*                                            1.89%       4.20%       4.60%          5.46%         9/4/90
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 7 Year Municipal Index              8.85%       6.39%       6.12%            N/A
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 3-15 Year Municipal Index           8.42%       6.34%       6.23%            N/A
---------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate Municipal Funds Index           7.23%       5.36%       5.32%          6.32%
---------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date. Without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92) and Class B (1/14/94), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The fund's income may be subject to the federal alternative minimum tax.

The performance of the Intermediate Tax-Free Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years.

The Lehman Brothers 3-15 Year Municipal Index for all classes consists of the average monthly returns of the Lehman Brothers 7 Year Municipal Index for periods prior to July 1, 1993. Thereafter, the data is from Lehman Brothers 3-15 Year Municipal Index which corresponds with the initiation of the Lehman Brothers 3-15 Year Municipal Index of July 1, 1993.

The Lipper Intermediate Municipal Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 6

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Kim Bingle, CFA and member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE FUND PERFORM FOR SHAREHOLDERS?
The fund's Class I shares posted a total return of 8.86% for the one-year period ended June 30, 2003. The 30-day SEC yield on Class I shares was 2.98%, which translates to a taxable-equivalent yield of 4.58% for shareholders in the 35% federal income-tax bracket. (For information on other share classes, please see page 7.)

WHAT WAS THE GENERAL CLIMATE IN THE MUNICIPAL BOND MARKET?
Interest rates moved lower during the period, primarily due to the weak economy and the volatile geopolitical climate. Lower rates led to higher prices for municipal bonds and generated price appreciation for the fund.

The fund had significant exposure to the 12- to 17-year portion of the yield curve, which was a positive influence on the portfolio's performance.

HOW DID THE FUND PERFORM RELATIVE TO THE MARKET?
The fund outperformed its market benchmark, the Lehman Brothers Municipal Bond Index, for the 12-month period (total return of 8.74%, see page 7 for details). Relative to the index, the fund held a larger weighting in non-callable bonds, which contributed to the fund's outperformance in the declining rate environment (the call feature refers to the issuer's ability to "call" the debt and refinance it at a lower rate; issuers of non-callable bonds cannot call their debt).

WHAT OTHER STRATEGIES DID YOU IMPLEMENT?
Along with focusing on non-callable bonds, we added new securities which enhanced the portfolio's yield. Yield was enhanced by purchasing bonds with put features and by adding credits which offered additional yield. In addition, we maintained a neutral duration (sensitivity to interest rate changes), given the significant volatility in the financial markets and geopolitical climate. We also maintained our focus on high-quality bonds diversified by state and sector. By maintaining a broadly diversified portfolio, market movements in any single state or sector had minimal impact on the overall portfolio.

Maturity Distribution*
Less than one year....................4.3%
Years 1-5............................30.1%
Years 6-10...........................38.2%
Years 11-20..........................24.5%
Years 20+.............................2.9%
Average Years to Maturity........7.2 Years
Duration.........................5.6 Years

Sector Distribution*
Municipal Bonds/Notes..............  98.3%
Demand Notes.......................   0.7%
Investment Companies...............   0.1%
Other Assets in excess of
  Liabilities......................   0.9%

(Alternative Minimum Tax...........   5.8%)

Quality Breakdown*
(Average Quality AA)
AAA/AAA Insured....................  57.7%
AA.................................  30.4%
A..................................   7.5%
BBB................................   4.4%

--------------------------------------------------------------------------------

* As of 6/30/03. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[LINE GRAPH]              Value of $10,000 Investment

                                                                                        LEHMAN BROTHERS         LIPPER GENERAL
                                              CLASS A                CLASS A*         MUNICIPAL BOND INDEX   MUNICIPAL DEBT INDEX
                                              -------                --------         --------------------   --------------------
6/93                                           10000                   9549                  10000                  10000
6/94                                           10147                   9689                  10017                   9937
6/95                                           11237                  10730                  10900                  10735
6/96                                           11799                  11267                  11624                  11383
6/97                                           12715                  12141                  12584                  12310
6/98                                           13759                  13138                  13673                  13377
6/99                                           13961                  13332                  14050                  13593
6/00                                           14306                  13660                  14508                  13765
6/01                                           15689                  14981                  15955                  15088
6/02                                           16626                  15875                  17060                  15969
6/03                                           18054                  17239                  18551                  17216

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------------------------------------
                                                     1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------------------------------------
  Class I                                             8.86%       5.82%       6.31%          7.48%         3/1/88
---------------------------------------------------------------------------------------------------------------------
  Class A                                             8.59%       5.58%       6.09%          7.33%         3/1/88
---------------------------------------------------------------------------------------------------------------------
  Class A*                                            3.69%       4.61%       5.60%          7.01%         3/1/88
---------------------------------------------------------------------------------------------------------------------
  Class B                                             7.92%       4.88%       5.35%          6.61%         3/1/88
---------------------------------------------------------------------------------------------------------------------
  Class B*                                            2.92%       4.55%       5.35%          6.61%         3/1/88
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Municipal Index                     8.74%       6.29%       6.37%          7.51%
---------------------------------------------------------------------------------------------------------------------
  Lipper General Municipal Debt Index                 7.81%       5.18%       5.58%          6.93%
---------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date. Without the waiver, total return would have been lower.

Prior to the inception of Class I (2/1/95) and Class B (4/4/95), performance is based on Class A share performance adjusted to reflect the deduction of fees and expenses including the absence of a sales charge in the case of Class I Shares.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Pegasus Municipal Bond Fund prior to the acquisition by the One Group Tax-Free Bond Fund on March 22, 1999.

The performance of the Tax-Free Bond Fund is measured against the Lehman Brothers Municipal Bond Index, an unmanaged index generally representative of the municipal bond market as a whole. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lipper General Municipal Debt Index consists of funds that invest at least 65% of its assets in municipal debt issues in the top four credit ratings.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 8

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Patrick Morrissey, member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE FUND PERFORM?
The fund's Class I shares posted a total return of 6.48% for the fiscal year. (For information on other share classes, see page 9.) The 30-day SEC yield on Class I shares was 3.43%, which translates to a 5.28% taxable-equivalent yield for investors in the 35% federal income tax bracket.

HOW WOULD YOU DESCRIBE THE MARKET CLIMATE?
Throughout the fiscal year, the most influential events for the fixed-income markets were economic and geopolitical. The war with Iraq was stifling to the economy in general and particularly hard on certain sectors, including the airline industry and sectors that rely heavily on the air transport business.

Lingering economic weakness led to lower interest rates. The declining rate environment created an extremely steep yield curve (a graph showing the relationship between bond maturities and current yields) -- one in which rates declined by as much as 1 percentage point throughout most of the maturity range in which the fund was invested.

HOW WOULD YOU CHARACTERIZE THE FUND'S RESULTS?
Compared to its market benchmark, the Lehman Brothers 7-Year Municipal Bond Index, the fund underperformed for the one-year period (total return of 8.85%, see page 9 for details). We manage the fund with an emphasis on generating an attractive level of tax-free income for shareholders while seeking relative price stability. The benchmark, on the other hand, emphasizes price appreciation. In general, the fund seeks to be less volatile than the benchmark, which often has accounted for the fund's underperformance in periods of declining interest rates and outperformance in rising rate environments.

HOW DO YOU GENERATE INCOME IN A DECLINING RATE ENVIRONMENT?
Our strategy has remained relatively unchanged for 10 years. We invest in bonds that produce a high amount of income and exhibit defensive characteristics for downside protection. Bonds fitting this description include certain housing bonds and bonds with active sinking funds. (A sinking fund is money taken from a corporation's earnings that is used to redeem bonds before maturity.) We also look to lower-rated bonds with short maturities and other income-generating opportunities as they arise in the market.

HOW DID THE INTEREST RATE CLIMATE INFLUENCE YOUR STRATEGIES?
As interest rates continued to fall and homeowners refinanced their mortgages, investments in the portfolio experienced record prepayments. To help offset the loss of higher-income investments and to help protect the fund's share price, we increased the portfolio's exposure to specially structured securities that helped offset the decline in duration (sensitivity to interest rate changes) that usually accompanies lower interest rates.

By the end of the fiscal year, we started to take profits in these securities, because we believed rates were at or near a bottom point. In their place we "reshaped" the portfolio to include lower-quality investment-grade securities with short maturities and high-grade securities with maturities of less than 10 years. These strategies helped us control the portfolio's duration and maintain a relatively attractive yield.

Maturity Distribution*
Less than one year...................18.3%
Years 1-5............................25.8%
Years 6-10...........................46.8%
Years 11-20...........................7.2%
Years 20+.............................1.9%
Average Years to Maturity....... 5.6 Years
Duration.........................5.0 Years

Sector Distribution*
Municipal Bonds/Notes..............  94.0%
Demand Notes.......................   7.1%
Investment Companies...............   1.4%
Other Liabilities in excess of
  Assets...........................  (2.5%)

(Alternative Minimum Tax...........  31.8%)

Quality Breakdown*
(Average Quality AA)
AAA/AAA Insured....................  56.9%
AA.................................  13.4%
A..................................  15.7%
BAA................................   4.9%
Other/Not Rated....................   9.1%

--------------------------------------------------------------------------------

* As of 6/30/03. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[LINE GRAPH]

                                                                LEHMAN BROTHERS 7     LEHMAN BROTHERS 3-15
                                                               YEAR MUNICIPAL BOND    YEAR MUNICIPAL BOND    LIPPER INTERMEDIATE
                                              CLASS I                 INDEX                  INDEX           MUNICIPAL DEBT INDEX
                                              -------          -------------------    --------------------   --------------------
6/93                                           10000                  10000                  10000                  10000
6/94                                           10136                  10127                  10098                  10099
6/95                                           10791                  10960                  10938                  10782
6/96                                           11389                  11567                  11607                  11325
6/97                                           12241                  12379                  12493                  12096
6/98                                           13231                  13288                  13468                  12937
6/99                                           13636                  13676                  13864                  13222
6/00                                           13679                  14222                  14428                  13584
6/01                                           14879                  15528                  15757                  14766
6/02                                           15745                  16640                  16883                  15665
6/03                                           16766                  18113                  18305                  16798

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------------------------------------
                                                     1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------------------------------------
  Class I                                             6.48%       4.85%       5.30%         5.40%          2/9/93
---------------------------------------------------------------------------------------------------------------------
  Class A                                             6.17%       4.58%       5.07%         5.18%          2/9/93
---------------------------------------------------------------------------------------------------------------------
  Class A*                                            1.37%       3.62%       4.59%         4.72%          2/9/93
---------------------------------------------------------------------------------------------------------------------
  Class B                                             5.56%       3.92%       4.45%         4.54%          2/9/93
---------------------------------------------------------------------------------------------------------------------
  Class B*                                            0.56%       3.58%       4.45%         4.54%          2/9/93
---------------------------------------------------------------------------------------------------------------------
  Class C                                             5.46%       3.92%       4.71%         4.79%          2/9/93
---------------------------------------------------------------------------------------------------------------------
  Class C*                                            4.46%       3.92%       4.71%         4.79%          2/9/93
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 7 Year Municipal Index              8.85%       6.39%       6.12%         6.32%
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 3-15 Year Municipal Index           8.42%       6.34%       6.23%           N/A
---------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate Municipal Debt Index            7.23%       5.36%       5.32%         5.54%
---------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date. Without the waiver, total return would have been lower.

Prior to the inception of Class A (2/23/93), Class B (1/14/94), and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The fund's income may be subject to the federal alternative minimum tax.

The performance of the Municipal Income Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years.

The Lehman Brothers 3-15 Year Municipal Index for all classes consists of the average monthly returns of the Lehman Brothers 7 Year Municipal Index for periods prior to July 1, 1993. Thereafter, the data is from Lehman Brothers 3-15 Year Municipal Index which corresponds with the initiation of the Lehman Brothers 3-15 Year Municipal Index of July 1, 1993.

The Lipper Intermediate Municipal Debt Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 10

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Todd Curtis, member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE FUND PERFORM FOR THE YEAR?
The fund's Class I shares offered a one-year total return of 8.06%. (For information on other share classes, see page 11.) The 30-day SEC yield on Class I shares ended the year at 2.17%, which translates to a 3.62% taxable-equivalent yield for investors in the 35% federal income tax bracket and 5.04% Arizona state bracket.

FROM A BROADER PERSPECTIVE, WHAT DOES THIS PERFORMANCE MEAN FOR SHAREHOLDERS? Interest rates on municipal bonds declined during the fiscal year, which led to solid price appreciation for the fund. However, the fund underperformed its market benchmark, the Lehman Brothers 7-Year Municipal Bond Index (total return of 8.85%, see page 11 for details). Throughout the year we maintained a shorter maturity structure than the Index as we expected a rising interest rate environment to develop. (Shorter maturities suffer less price depreciation when interest rates increase.) In addition, we held the majority of the high coupon holdings purchased in previous years. Such holdings provide excellent income flow but have limited price appreciation due to their call structure or nearness to maturity.

WHAT STRATEGIES DID YOU IMPLEMENT TO GENERATE THE FUND'S POSITIVE RETURN?
As municipal yields declined to historical lows during the 12-month period, generating tax-exempt income within a capital-preservation framework became increasingly difficult. To help limit the fund's share-price volatility, we shortened the portfolio's duration (sensitivity to interest rate changes) from
5.4 years to 4.8 years. In addition, we reduced the fund's average maturity from
6.9 years to 5.8 years.

In order to generate an attractive level of income, we purchased higher-coupon bonds (5% or higher) at premium prices to their face values. Focusing on such bonds helped the portfolio generate a higher current yield than current-coupon bonds. In addition, this strategy enabled us to keep our purchases within the 15-year maturity range, reducing the risks associated with investing in longer-term securities.

HOW WAS THE GENERAL CLIMATE FOR ARIZONA MUNICIPAL BOND INVESTORS?
Our research showed that low mortgage rates and population growth fueled a booming Arizona housing market, which kept the state's economy expanding. However, the state legislature had to face a fiscal year budget deficit resulting from increased educational funding and lower than expected sales tax revenues from a recovering tourism industry. In such an environment, investors placed a premium on high-quality credits. This proved beneficial to the fund, because we continued to emphasize bonds with above-average credit quality.

The supply of Arizona municipal securities remained plentiful throughout the fiscal year. But by the first half of calendar 2003, supply was returning to a more normal pace versus the state's record issuance in 2002. New issuance for the first six months of 2003 declined by 15% versus the first half of 2002.

Maturity Distribution*
Less than one year....................9.8%
Years 1-5............................28.3%
Years 6-10...........................57.2%
Years 11-20...........................4.7%
Average Years to Maturity........5.8 Years
Duration.........................4.9 Years

Sector Distribution*
Municipal Bonds/Notes..............  98.3%
Investment Companies...............   0.2%
Other Assets in excess of
  Liabilities......................   1.5%

(Alternative Minimum Tax...........   4.3%)

Quality Breakdown*
(Average Quality AAA)
AAA/AAA Insured....................  76.6%
AA.................................  20.1%
A..................................   2.1%
BBB................................   1.2%

--------------------------------------------------------------------------------

* As of 6/30/03. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[LINE GRAPH]

                                                                LEHMAN BROTHERS 7     LEHMAN BROTHERS 3-15
                                                               YEAR MUNICIPAL BOND    YEAR MUNICIPAL BOND    LIPPER INTERMEDIATE
                                              CLASS I                 INDEX                  INDEX           MUNICIPAL DEBT INDEX
                                              -------          -------------------    --------------------   --------------------
6/93                                          10000.00               10000.00               10000.00               10000.00
6/94                                          10165.00               10127.00               10098.00               10099.00
6/95                                          10873.00               10960.00               10938.00               10799.00
6/96                                          11309.00               11567.00               11607.00               10782.00
6/97                                          12134.00               12379.00               12493.00               11325.00
6/98                                          12932.00               13288.00               13468.00               12096.00
6/99                                          13183.00               13676.00               13864.00               12937.00
6/00                                          13534.00               14222.00               14428.00               13222.00
6/01                                          14606.00               15528.00               15757.00               13584.00
6/02                                          15566.00               16640.00               16883.00               14766.00
6/03                                          16820.00               18113.00               18305.00               16798.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------------------------------------
                                                     1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------------------------------------
  Class I                                             8.06%       5.40%       5.34%         6.93%         11/30/79
---------------------------------------------------------------------------------------------------------------------
  Class A                                             7.73%       5.13%       4.91%         6.57%         11/30/79
---------------------------------------------------------------------------------------------------------------------
  Class A*                                            2.92%       4.18%       4.43%         6.36%         11/30/79
---------------------------------------------------------------------------------------------------------------------
  Class B                                             7.09%       4.44%       3.92%         5.74%         11/30/79
---------------------------------------------------------------------------------------------------------------------
  Class B*                                            2.09%       4.10%       3.92%         5.74%         11/30/79
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 7 Year Municipal Index              8.85%       6.39%       6.12%           N/A
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 3-15 Year Municipal Index           8.42%       6.34%       6.23%           N/A
---------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate Municipal Debt Index            7.23%       5.36%       5.32%           N/A
---------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date. Without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of a collective trust fund for the period prior to the commencement of operations of the mutual fund on January 20, 1997, adjusted to reflect the expenses associated with the Fund. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Arizona Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years.

The Lehman Brothers 3-15 Year Municipal Index for all classes consists of the average monthly returns of the Lehman Brothers 7 Year Municipal Index for periods prior to July 1, 1993. Thereafter, the data is from Lehman Brothers 3-15 Year Municipal Index which corresponds with the initiation of the Lehman Brothers 3-15 Year Municipal Index of July 1, 1993.

The Lipper Intermediate Municipal Debt Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 12

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Dave Sivinski, member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE FUND PERFORM FOR SHAREHOLDERS?
The fund's Class I shares posted a total return of 7.74% for the fiscal year. (For information on other share classes, see page 13.) As of June 30, 2003, the 30-day SEC yield on the fund's Class I shares was 2.41%, which translates to a taxable-equivalent yield of 4.08% for shareholders in the 35% federal income tax bracket and the 6.00% Kentucky state bracket.

HOW DOES THE FUND'S PERFORMANCE COMPARE TO THAT OF THE MARKET AVERAGES?
The fund underperformed its market benchmark, the Lehman Brothers 7-Year Municipal Bond Index, for the period (total return of 8.85%, see page 13 for details). This underperformance was due to the fund's shorter duration (sensitivity to interest rate changes), which we maintained in an attempt to position the fund for a potential rising-rate environment. (When rates are rising, portfolios with shorter durations generally suffer less price depreciation.) With interest rates at historical lows, we believed there was a strong likelihood that rates would start moving upward.

The fund's SEC yield on Class I shares declined during the period. Much of the downward pressure on the fund's yield was due to our duration strategy, which led us to focus on bonds in the five- to 10-year maturity range, where interest rates declined significantly.

OTHER THAN YOUR DURATION STRATEGY, WHAT OTHER STRATEGIES DID YOU IMPLEMENT?
Due to the fiscal challenges facing the state and its municipalities, we focused our attention on higher-quality, tax-backed and essential-services bonds. We attempted to limit the fund's exposure to uninsured health care and corporate-backed issues. A reduction in Medicare reimbursements and a sluggish economy were negative influences on many bonds in those sectors.

WHAT INFLUENCE DID THE GENERAL ECONOMIC CLIMATE HAVE ON THE KENTUCKY MARKET? Kentucky's financial position remained tenuous, due to the sluggishness in the overall U.S. economy. Although the state has implemented spending cuts, they have not been enough to bring the budget into balance. Additional spending cuts and tax increases are in the works. Despite this scenario, Kentucky bonds' yields in general did not fare any worse than those of other states. Most states are facing similar fiscal challenges and the level of new issuance in Kentucky versus nationwide were comparable. For the first six months of 2003, Kentucky issuance was up 16.7% versus the first half of 2002 while municipal issuance nationwide was up approximately 19% for the same periods.

Maturity Distribution*
Less than one year....................7.8%
Years 1-5............................29.8%
Years 6-10...........................50.7%
Years 11-20..........................11.7%
Average Years to Maturity........5.1 Years
Duration.........................4.5 Years

Sector Distribution*
Municipal Bonds/Notes..............  96.3%
Investment Companies...............   2.8%
Other Assets in excess of
  Liabilities......................   0.9%

(Alternative Minimum Tax...........   5.2%)

Quality Breakdown*
(Average Quality AAA)
AAA/AAA Insured....................  71.6%
AA.................................  22.6%
A..................................   5.4%
Other/Not Rated....................   0.4%

--------------------------------------------------------------------------------

* As of 6/30/03. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[LINE GRAPH]

                                                                LEHMAN BROTHERS 7     LEHMAN BROTHERS 3-15
                                                               YEAR MUNICIPAL BOND    YEAR MUNICIPAL BOND    LIPPER INTERMEDIATE
                                              CLASS I                 INDEX                  INDEX           MUNICIPAL DEBT INDEX
                                              -------          -------------------    --------------------   --------------------
6/93                                          10000.00               10000.00               10000.00               10000.00
6/94                                          10028.00               10127.00               10098.00               10099.00
6/95                                          10699.00               10960.00               10938.00               10782.00
6/96                                          11378.00               11567.00               11607.00               11325.00
6/97                                          12145.00               12379.00               12493.00               12096.00
6/98                                          13008.00               13288.00               13468.00               12937.00
6/99                                          13275.00               13676.00               13864.00               13222.00
6/00                                          13651.00               14222.00               14428.00               13584.00
6/01                                          14752.00               15528.00               15757.00               14766.00
6/02                                          15621.00               16640.00               16883.00               15665.00
6/03                                          16831.00               18113.00               18305.00               16798.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------------------------------------
                                                     1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------------------------------------
  Class I                                             7.74%       5.29%       5.34%          5.41%        3/12/93
---------------------------------------------------------------------------------------------------------------------
  Class A                                             7.48%       5.02%       5.06%          5.11%        3/12/93
---------------------------------------------------------------------------------------------------------------------
  Class A*                                            2.61%       4.06%       4.57%          4.65%        3/12/93
---------------------------------------------------------------------------------------------------------------------
  Class B                                             6.73%       4.35%       4.38%          4.42%        3/12/93
---------------------------------------------------------------------------------------------------------------------
  Class B*                                            1.73%       4.01%       4.38%          4.42%        3/12/93
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 7 Year Municipal Index              8.85%       6.39%       6.12%          6.06%
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 3-15 Year Municipal Index           8.42%       6.34%       6.23%            N/A
---------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate Municipal Debt Index            7.23%       5.36%       5.32%          5.28%
---------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date. Without the waiver, total return would have been lower.

Prior to the inception of Class A (1/20/95) and Class B (3/16/95), performance is based on Class I performance adjusted to reflect the deduction of fees and expenses.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Trademark Kentucky Municipal Bond Fund prior to the acquisition by the One Group Kentucky Municipal Bond Fund on January 20, 1995.

The performance of the Kentucky Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years.

The Lehman Brothers 3-15 Year Municipal Index for all classes consists of the average monthly returns of the Lehman Brothers 7 Year Municipal Index for periods prior to July 1, 1993. Thereafter, the data is from Lehman Brothers 3-15 Year Municipal Index which corresponds with the initiation of the Lehman Brothers 3-15 Year Municipal Index of July 1, 1993.

The Lipper Intermediate Municipal Debt Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 14

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Dave Sivinski, member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE FUND PERFORM FOR SHAREHOLDERS?
Shareholders in the fund's Class I shares earned a total return of 7.86% for the fiscal year. (For information on other share classes, see page 15.) As of June 30, 2003, the 30-day SEC yield on the fund's Class I shares was 2.28%, which translates to a taxable-equivalent yield of 3.86% for shareholders in the 35% federal income tax bracket and the 6.00% Louisiana state bracket.

HOW DID THE FUND'S PERFORMANCE COMPARE TO THE MARKET AS A WHOLE?
The fund underperformed its benchmark index, the Lehman Brothers 7-Year Municipal Bond Index (total return of 8.85%, see page 15 for details). This was due to the fund's shorter duration (sensitivity to interest rate changes), which we maintained in an attempt to position the fund for higher interest rates. We believed a rising-rate environment was on the horizon, given the fact that interest rates hit 45-year lows. (When rates are rising, portfolios with shorter durations generally suffer less price depreciation.)

In order to limit the portfolio's duration, we focused primarily on bonds in the five- to 10-year maturity range, where the decline in interest rates was significant. This contributed to the decline in the fund's yield -- a decline that was in line with the general reduction in market rates.

WHAT OTHER STRATEGIES DID YOU IMPLEMENT DURING THE YEAR?
In addition to our duration strategy, we focused on liquid, higher-quality tax-backed and essential services bonds. Due to the fiscal challenges facing most states and municipalities, we felt this was a prudent approach. In addition, we attempted to limit the fund's exposure to uninsured health care and corporate-backed bonds. A reduction in Medicare reimbursements and the weak economy were negative influences on bonds in these sectors.

HOW WOULD YOU DESCRIBE LOUISIANA'S FINANCIAL POSITION?
Unlike most states, Louisiana's financial position improved during the fiscal year due to improved budgeting and the prudent use of "rainy day" reserve funds, and the state earned a rare credit-rating upgrade from Standard & Poor's. In addition, our research showed that the level of new municipal issuance in the state decreased 23% (while nationwide new issuance increased 19%) for the first six months of 2003 versus the first six months of 2002. Despite these favorable influences, Louisiana bonds did not fare notably better than bonds issued in other states. This is primarily because the yield spread between Louisiana paper and that of other states' has been contracting with the improvement of Louisiana's financial picture. In addition, the recent credit upgrade was seen as more of a validation of the past years' fiscal improvements and thus warranted no additional relative yield improvement over what has already taken place over the past few years.

Maturity Distribution*
Less than one year....................4.5%
Years 1-5............................32.4%
Years 6-10...........................51.7%
Years 11-20..........................11.4%
Average Years to Maturity........5.8 Years
Duration.........................5.0 Years

Sector Distribution*
Municipal Bonds/Notes..............  97.9%
Investment Companies...............   1.1%
Other Assets in excess of
  Liabilities......................   1.0%

(Alternative Minimum Tax...........   2.9%)

Quality Breakdown*
(Average Quality AAA)
AAA/AAA Insured....................  92.9%
AA.................................   0.7%
A..................................   4.5%
BAA................................   1.1%
Other/Not Rated....................   0.8%

--------------------------------------------------------------------------------

* As of 6/30/03. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[LINE GRAPH]

                                                                     LEHMAN BROTHERS 7   LEHMAN BROTHERS 3-   LIPPER INTERMEDIATE
                                                                      YEAR MUNICIPAL     15 YEAR MUNICIPAL      MUNICIPAL DEBT
                                  CLASS A            CLASS A*           BOND INDEX           BOND INDEX              INDEX
                                  -------            --------        -----------------   ------------------   -------------------
6/93                             10000.00             9552.00            10000.00             10000.00              10000.00
6/94                             10097.00             9645.00            10127.00             10098.00              10099.00
6/95                             10767.00            10285.00            10960.00             10938.00              10782.00
6/96                             11376.00            10866.00            11567.00             11607.00              11325.00
6/97                             12120.00            11577.00            12379.00             12493.00              12096.00
6/98                             12890.00            12313.00            13288.00             13468.00              12937.00
6/99                             13106.00            12518.00            13676.00             13864.00              13222.00
6/00                             13440.00            12838.00            14222.00             14428.00              13584.00
6/01                             14552.00            13900.00            15528.00             15757.00              14766.00
6/02                             15365.00            14677.00            16640.00             16883.00              15665.00
6/03                             16530.00            15789.00            18113.00             18305.00              16798.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------------------------------------
                                                     1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------------------------------------
  Class I                                             7.86%       5.35%       5.31%         6.27%         12/29/89
---------------------------------------------------------------------------------------------------------------------
  Class A                                             7.58%       5.10%       5.15%         6.16%         12/29/89
---------------------------------------------------------------------------------------------------------------------
  Class A*                                            2.75%       4.14%       4.67%         5.79%         12/29/89
---------------------------------------------------------------------------------------------------------------------
  Class B                                             6.90%       4.42%       4.54%         5.69%         12/29/89
---------------------------------------------------------------------------------------------------------------------
  Class B*                                            1.90%       4.09%       4.54%         5.69%         12/29/89
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 7 Year Municipal Index              8.85%       6.39%       6.12%           N/A
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 3-15 Year Municipal Index           8.42%       6.34%       6.23%           N/A
---------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate Municipal Debt Index            7.23%       5.36%       5.32%         6.22%
---------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date. Without the waiver, total return would have been lower.

Prior to the inception of Class I (3/26/96) and Class B (9/16/94), performance is based on Class A share performance adjusted to reflect the deduction of fees and expenses including the absence of a sales charge in the case of Class I Shares.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Paragon Louisiana Tax-Free Fund for the period before it was acquired by the One Group Louisiana Municipal Bond Fund on March 26, 1996. Prior to March 26, 1996.

The performance of the Louisiana Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years.

The Lehman Brothers 3-15 Year Municipal Index for all classes consists of the average monthly returns of the Lehman Brothers 7 Year Municipal Index for periods prior to July 1, 1993. Thereafter, the data is from Lehman Brothers 3-15 Year Municipal Index which corresponds with the initiation of the Lehman Brothers 3-15 Year Municipal Index of July 1, 1993.

The Lipper Intermediate Municipal Debt Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 16

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Dave Sivinski, member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE FUND PERFORM FOR SHAREHOLDERS?
The fund's Class I shares earned a total return of 8.67% for the fiscal year. (For information on other share classes, see page 17.) As of June 30, 2003, the 30-day SEC yield on the fund's Class I shares was 2.41%, which translates to a taxable-equivalent yield of 3.95% for shareholders in the 35% federal income tax bracket and the 4.0% Michigan state bracket.

HOW DID THE FUND'S PERFORMANCE COMPARE TO MARKET RETURNS?
The fund underperformed its market benchmark, the Lehman Brothers 7-Year Municipal Bond Index, for the period (total return of 8.85%, see page 17 for details). This largely was due to the fact that the fund's duration (sensitivity to interest rate changes) was significantly shorter than that of the Index. Our strategy was to limit the fund's duration in anticipation of a higher interest-rate environment, which we believed was likely, given that interest rates were at historic lows.

In order to keep the fund's duration at the low end of our targeted range, we focused on bonds in the five- to 10-year maturity range. This effort put downward pressure on the fund's yield, as rates declined the most on bonds with short and intermediate maturities. Nevertheless, the decline in the fund's yield was in line with the general decline in market yields.

WHAT WERE YOUR OTHER STRATEGIES DURING THE YEAR?
As the fiscal conditions of Michigan and its municipalities deteriorated during the year, we attempted to focus on liquid, higher-quality tax-backed and essential-services bonds. We also avoided exposure to uninsured health care and corporate-backed issues. A reduction in federal Medicare reimbursements and the weak economy damaged the financial profiles of many issuers in these sectors, resulting in credit downgrades.

HOW DID MICHIGAN'S ECONOMY FARE?
Similar to most other states, Michigan experienced continued financial problems. A round of spending cuts was not enough to bring the state's budget in line, so additional cuts and tax increases are slated for the future. Nevertheless, yields on Michigan bonds only suffered slightly compared to yields on bonds issued in other states. This was due primarily to the level of new municipal issuance in Michigan, which was up nearly 45% for the first six months of 2003 versus the first six months of 2002 according to our research. By comparison, nationwide new issuance increased only 19% between the two periods.

Maturity Distribution*
Less than one year....................7.7%
Years 1-5............................42.2%
Years 6-10...........................39.3%
Years 11-20..........................10.8%
Average Years to Maturity........5.1 Years
Duration.........................4.4 Years

Sector Distribution*
Municipal Bonds/Notes..............  94.9%
Investment Companies...............   4.5%
Other Assets in excess of
  Liabilities......................   0.6%

(Alternative Minimum Tax...........   2.0%)

Quality Breakdown*
(Average Quality AAA)
AAA/AAA Insured....................  73.6%
AA.................................  17.5%
A..................................   2.7%
BBB................................   1.3%
BB.................................   4.5%
Other/Not Rated....................   0.4%

--------------------------------------------------------------------------------

* As of 6/30/03. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[LINE GRAPH]

                                                                LEHMAN BROTHERS 7     LEHMAN BROTHERS 3-15     LIPPER MICHIGAN
                                                               YEAR MUNICIPAL BOND    YEAR MUNICIPAL BOND    MUNICIPAL DEBT FUNDS
                                              CLASS I                 INDEX                  INDEX                  INDEX
                                              -------          -------------------    --------------------   --------------------
6/93                                           10000                  10000                  10000                  10000
6/94                                            9989                  10127                  10099                  10006
6/95                                           10830                  10960                  10938                  10705
6/96                                           11445                  11567                  11607                  11338
6/97                                           12350                  12379                  12493                  12186
6/98                                           13430                  13288                  13468                  13140
6/99                                           13666                  13676                  13864                  13340
6/00                                           13841                  14222                  14428                  13508
6/01                                           15126                  15528                  15757                  14778
6/02                                           16093                  16640                  16883                  15676
6/03                                           17489                  18113                  18305                  16915

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------------------------------------
                                                     1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------------------------------------
  Class I                                             8.67%       5.42%       5.75%         6.04%          2/1/93
---------------------------------------------------------------------------------------------------------------------
  Class A                                             8.37%       5.17%       5.57%         5.87%          2/1/93
---------------------------------------------------------------------------------------------------------------------
  Class A*                                            3.50%       4.20%       5.08%         5.40%          2/1/93
---------------------------------------------------------------------------------------------------------------------
  Class B                                             7.64%       4.50%       4.68%         4.94%          2/1/93
---------------------------------------------------------------------------------------------------------------------
  Class B*                                            2.64%       4.16%       4.68%         4.94%          2/1/93
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 7 Year Municipal Index              8.85%       6.39%       6.12%         6.32%
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 3-15 Year Municipal Index           8.42%       6.34%       6.23%           N/A
---------------------------------------------------------------------------------------------------------------------
  Lipper Michigan Municipal Debt Index                7.90%       5.18%       5.40%         5.74%
---------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date. Without the waiver, total return would have been lower.

Prior to the inception of Class B (9/23/96), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period prior to the acquisition by the One Group Michigan Municipal Bond Fund on March 22, 1999.

The performance of the Michigan Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years.

The Lehman Brothers 3-15 Year Municipal Bond Index for all classes consists of the average monthly returns of the Lehman Brothers 7 Year Municipal Bond Index for periods prior to July 1, 1993. Thereafter, the data is from the Lehman Brothers 3-15 Year Municipal Bond Index which corresponds with the initiation of the Lehman Brothers 3-15 Year Municipal Bond Index on July 1, 1993.

The Lipper Michigan Municipal Debt Funds Index is comprised of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt).

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 18

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Dave Sivinski, member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE FUND PERFORM?
The fund's Class I shares posted a total return of 7.67% for the fiscal year. (For information on other share classes, see page 19.) As of June 30, 2003, the 30-day SEC yield on the fund's Class I shares was 2.29%, which translates to a taxable-equivalent yield of 3.98% for shareholders in the 35% federal income tax bracket and the 7.5% Ohio state bracket.

HOW DID THE FUND'S RETURN COMPARE TO THAT OF ITS BENCHMARK?
The fund underperformed its benchmark, the Lehman Brothers 7-Year Municipal Bond Index, for the one-year period (total return of 8.85%, see page 19 for details). This primarily was due to the fund's duration (sensitivity to interest rate changes), which was shorter than that of the index. Given that interest rates were at historic lows, we felt it prudent to position the fund's duration for a potential rising-rate environment. (When interest rates are rising, funds with shorter durations generally experience less price depreciation.) We accomplished this by focusing on bonds in the five- to 10-year maturity range, where interest rates declined approximately 1 percentage point. As such, the decline in the fund's yield closely tracked the general decline in market yields.

WHAT OTHER STRATEGIES DID YOU IMPLEMENT?
We attempted to maintain a more defensive orientation, due to the growing fiscal pressures facing the state and its municipalities. We focused on liquid, higher-quality tax-backed and essential services bonds. We also limited exposure to uninsured health care and corporate-backed issues, as a reduction in Medicare reimbursements and the weak economy, respectively, contributed to credit downgrades for several issuers in these sectors.

HOW DID OHIO'S FISCAL POSITION FARE?
Our research showed that the slowdown in the U.S. economy led to a continued deterioration of Ohio's financial position. Despite implementing spending cuts, the state was unable to pull its budget out of the red. Additional spending cuts and tax increases are in the works. Nevertheless, the status of the state's finances did not have a measurable negative impact on bond yields in Ohio versus other states. This was due to the fact that most other states were facing similar budgetary challenges.

Maturity Distribution*
Less than one year...................10.7%
Years 1-5............................31.6%
Years 6-10...........................48.8%
Years 11-20...........................8.9%
Average Years to Maturity........5.2 Years
Duration.........................4.5 Years

Sector Distribution*
Municipal Bonds/Notes..............  96.5%
Investment Companies...............   2.9%
Other Assets in excess of
  Liabilities......................   0.6%

(Alternative Minimum Tax...........   4.7%)

Quality Breakdown*
(Average Quality AAA)
AAA/AAA Insured....................  70.0%
AA.................................  20.6%
A..................................   4.5%
BBB................................   4.5%
Other/Not Rated....................   0.4%

--------------------------------------------------------------------------------

* As of 6/30/03. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[LINE GRAPH]

                                                                LEHMAN BROTHERS 7     LEHMAN BROTHERS 3-15
                                                               YEAR MUNICIPAL BOND    YEAR MUNICIPAL BOND    LIPPER INTERMEDIATE
                                              CLASS I                 INDEX                  INDEX           MUNICIPAL DEBT INDEX
                                              -------          -------------------    --------------------   --------------------
6/93                                          10000.00               10000.00               10000.00               10000.00
6/94                                          10007.00               10127.00               10099.00               10099.00
6/95                                          10615.00               10960.00               10938.00               10782.00
6/96                                          11218.00               11567.00               11607.00               11325.00
6/97                                          12028.00               12379.00               12493.00               12096.00
6/98                                          12887.00               13288.00               13468.00               12937.00
6/99                                          13124.00               13676.00               13864.00               13222.00
6/00                                          13413.00               14222.00               14428.00               13584.00
6/01                                          14571.00               15528.00               15757.00               14766.00
6/02                                          15493.00               16640.00               16883.00               15665.00
6/03                                          16681.00               18113.00               18305.00               16798.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------------------------------------
                                                     1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------------------------------------
  Class I                                             7.67%       5.30%       5.25%         6.19%          7/2/91
---------------------------------------------------------------------------------------------------------------------
  Class A                                             7.44%       5.04%       5.00%         5.96%          7/2/91
---------------------------------------------------------------------------------------------------------------------
  Class A*                                            2.59%       4.08%       4.52%         5.55%          7/2/91
---------------------------------------------------------------------------------------------------------------------
  Class B                                             6.82%       4.36%       4.46%         5.36%          7/2/91
---------------------------------------------------------------------------------------------------------------------
  Class B*                                            1.82%       4.02%       4.46%         5.36%          7/2/91
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 7 Year Municipal Index              8.85%       6.39%       6.12%         6.89%
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 3-15 Year Municipal Index           8.42%       6.34%       6.23%           N/A
---------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate Municipal Debt Index            7.23%       5.36%       5.32%         6.10%
---------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date. Without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92) and Class B (1/14/94), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The fund's income may be subject to the federal alternative minimum tax.

The performance of the Ohio Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years.

The Lehman Brothers 3-15 Year Municipal Index for all classes consists of the average monthly returns of the Lehman Brothers 7 Year Municipal Index for periods prior to July 1, 1993. Thereafter, the data is from Lehman Brothers 3-15 Year Municipal Index which corresponds with the initiation of the Lehman Brothers 3-15 Year Municipal Index of July 1, 1993.

The Lipper Intermediate Municipal Debt Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 20

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Dave Sivinski, member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE FUND PERFORM?
The fund's Class I shares posted a total return of 8.00% for the fiscal year. (For information on other share classes, see page 21.) As of June 30, 2003, the 30-day SEC yield on the fund's Class I shares was 2.42%, which translates to a taxable-equivalent yield of 4.14% for shareholders in the 35% federal income tax bracket and the 6.5% West Virginia state bracket.

WHAT DOES THE FUND'S PERFORMANCE MEAN FOR SHAREHOLDERS?
The fund underperformed its benchmark, the Lehman Brothers 7-Year Municipal Bond Index, for the period (total return of 8.85%, see page 21 for details). This primarily was due to the difference in duration (sensitivity to interest rate changes) between the fund and the index. With interest rates at historical lows, we felt it was prudent to position the fund for a potential rising rate environment. We therefore structured the fund's duration shorter than that of the index, because in a rising rate environment funds with shorter durations generally experience less price depreciation. We accomplished this by focusing on bonds in the five- to 10-year maturity range, where interest rates declined by approximately 1 percentage point. This decline nearly matched the decline in the fund's yield.

OTHER THAN YOUR DURATION STRATEGY, WHAT OTHER TACTICS DID YOU EMPLOY?
We desired a more defensive orientation for the fund, due to the growing fiscal pressures facing the state and its municipalities. We focused on liquid, higher-quality tax-backed and essential services bonds. We also limited exposure to uninsured health care and corporate-backed issues, as a reduction in Medicare reimbursements and the weak economy, respectively, contributed to credit downgrades for several issuers in these sectors.

HOW WOULD YOU DESCRIBE THE FISCAL CLIMATE IN WEST VIRGINIA?
West Virginia's fiscal profile deteriorated during the year according to our research, due to the general slowdown in the U.S. economy. The state implemented spending cuts, but they weren't enough to bring the budget in line. Therefore, new spending cuts have been slated. Despite the state's fiscal challenges, bond yields in West Virginia were not negatively influenced relative to bond yields in other states, because most states faced similar budgetary challenges.

Maturity Distribution*
Less than one year...................10.8%
Years 1-5............................30.9%
Years 6-10...........................46.1%
Years 11-20..........................12.2%
Average Years to Maturity........5.2 Years
Duration.........................4.5 Years

Sector Distribution*
Municipal Bonds/Notes..............  94.4%
Investment Companies...............   4.8%
Other Assets in excess of
  Liabilities......................   0.8%

(Alternative Minimum Tax...........   4.5%)

Quality Breakdown*
(Average Quality AAA)
AAA/AAA Insured....................  84.2%
AA.................................   7.3%
A..................................   5.5%
Other/Not Rated....................   3.0%

--------------------------------------------------------------------------------

* As of 6/30/03. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[LINE GRAPH]

                                                                LEHMAN BROTHERS 7     LEHMAN BROTHERS 3-15
                                                               YEAR MUNICIPAL BOND    YEAR MUNICIPAL BOND    LIPPER INTERMEDIATE
                                              CLASS I                 INDEX                  INDEX           MUNICIPAL DEBT INDEX
                                              -------          -------------------    --------------------   --------------------
6/93                                          10000.00               10000.00               10000.00               10000.00
6/94                                          10321.00               10127.00               10099.00               10098.00
6/95                                          10905.00               10960.00               10782.00               10938.00
6/96                                          11405.00               11567.00               11325.00               11607.00
6/97                                          12247.00               12379.00               12096.00               12493.00
6/98                                          13149.00               13288.00               12937.00               13468.00
6/99                                          13373.00               13676.00               13222.00               13864.00
6/00                                          13743.00               14222.00               13584.00               14428.00
6/01                                          14914.00               15528.00               14766.00               15757.00
6/02                                          15842.00               16640.00               15665.00               16883.00
6/03                                          17109.00               18113.00               16798.00               18305.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------------------------------------
                                                     1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------------------------------------
  Class I                                             8.00%       5.41%       5.52%         6.88%         12/31/83
---------------------------------------------------------------------------------------------------------------------
  Class A                                             7.77%       5.12%       5.27%         6.63%         12/31/83
---------------------------------------------------------------------------------------------------------------------
  Class A*                                            2.95%       4.16%       4.78%         6.37%         12/31/83
---------------------------------------------------------------------------------------------------------------------
  Class B                                             7.08%       4.46%       4.61%         5.95%         12/31/83
---------------------------------------------------------------------------------------------------------------------
  Class B*                                            2.08%       4.12%       4.61%         5.95%         12/31/83
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 7 Year Municipal Index              8.85%       6.39%       6.12%           N/A
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 3-15 Year Municipal Index           8.42%       6.34%       6.23%           N/A
---------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate Municipal Debt Index            7.23%       5.36%       5.32%           N/A
---------------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date. Without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of a collective trust fund for the period prior to the commencement of operations of the mutual fund on January 20, 1997, adjusted to reflect the expenses associated with the Fund. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the West Virginia Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years.

The Lehman Brothers 3-15 Year Municipal Index for all classes consists of the average monthly returns of the Lehman Brothers 7 Year Municipal Index for periods prior to July 1, 1993. Thereafter, the data is from Lehman Brothers 3-15 Year Municipal Index which corresponds with the initiation of the Lehman Brothers 3-15 Year Municipal Index of July 1, 1993.

The Lipper Intermediate Municipal Debt Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 22

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS (90.2%):
Alabama (0.9%):
 $ 2,300    Opelika, GO, Series A, 5.00%,
              4/1/09, MBIA....................  $  2,591
   1,000    State, Public School & College
              Authority, Capital Improvement,
              5.25%, 11/1/11..................     1,148
   1,000    State, Public School & College
              Authority, Capital Improvement,
              Series C, 5.50%, 7/1/11,
              Callable 7/1/09 @ 101.5.........     1,161
                                                --------
                                                   4,900
                                                --------
Arizona (2.7%):
   1,000    Gila County IDA, Revenue, Cobre
              Valley Community Hospital,
              5.38%, 12/1/07..................     1,109
   5,000    Maricopa County, IDA, Multi-Family
              Housing Revenue, Coral Point
              Apartments Project, Series A,
              4.95%, 3/1/28, Callable 3/1/06 @
              101.............................     5,254
     465    Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series
              A, 5.63%, 1/1/06, ETM...........       513
     535    Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems, Revenue,
              Series A, 5.63%, 1/1/06.........       589
   2,000    Tempe Unified High School District
              #213, 5.00%, 7/1/06.............     2,202
   1,000    Tempe Unified High School District
              #213, 5.00%, 7/1/07.............     1,118
   4,160    Tucson & Pima County, IDA, 7.45%,
              7/1/33, Callable 1/1/10 @ 101...     4,344
                                                --------
                                                  15,129
                                                --------
Arkansas (2.2%):
   2,090    Little Rock, Waste Disposal
              Revenue, 4.00%, 5/1/06..........     2,231
   1,090    Northwest Regional Airport
              Authority, 4.00%, 2/1/07........     1,139
   3,000    State Development Finance
              Authority, Single Family
              Mortgage Revenue, Mortgage
              Backed Securities Program,
              Series B, 3.50%, 1/1/34, AMT....     3,037
   1,240    State, Tourism & Sports Authority
              Tax Revenue, Baseball Training
              Facilities, 4.50%, 7/1/09.......     1,314
   1,000    State, Tourism & Sports Authority
              Tax Revenue, Baseball Training
              Facilities Project, 4.00%,
              7/1/07..........................     1,046

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $ 1,135    State, Tourism & Sports Authority
              Tax Revenue, Baseball Training
              Facilities Project, 4.00%,
              7/1/08..........................  $  1,180
   1,925    Tucson, Street & Highway User,
              Revenue, 4.50%, 7/1/10, AMBAC...     2,131
                                                --------
                                                  12,078
                                                --------
California (3.9%):
  15,000    Housing Finance Agency, Revenue,
              Series C, AMT, 1.00%, 8/1/31,
              FSA*............................    15,000
   3,450    Pasadena Community Development,
              Multi-Family Housing Revenue,
              Pasadena Civic Center West,
              Series B, 2.25%, 12/1/21,
              Callable 6/1/04 @ 100, FSA......     3,472
   1,100    State Veterans Bonds Series, GO,
              4.55%, 12/1/06..................     1,200
   2,315    Statewide Communities Development
              Authority, Multi-Family Housing
              Revenue, Serenity Villas
              Apartments, 3.80%, 7/1/05.......     2,410
                                                --------
                                                  22,082
                                                --------
Colorado (5.1%):
   4,100    Colorado Dept Transportation,
              Revenue, 6.00%, 6/15/08.........     4,805
   2,500    Countrydale Metropolitan District,
              GO, 3.50%, 12/1/32, Mandatory
              Put 12/1/07 @ 100, LOC: Compass
              Bank............................     2,569
   1,065    Delta County Memorial Hospital
              District, Revenue, 3.75%,
              9/1/07..........................     1,093
   1,125    Delta County Memorial Hospital
              District, Revenue, 4.10%,
              9/1/08..........................     1,157
   1,155    Delta County Memorial Hospital
              District, Revenue, 4.45%,
              9/1/09..........................     1,194
   3,815    EL Paso County, Single Family
              Mortgage Revenue, 4.50%,
              11/1/24.........................     4,090
   2,000    Health Facilities Authority
              Revenue, Catholic Health
              Initiatives, 4.00%, 9/1/05......     2,087
     500    Health Facilities Authority,
              Revenue, 6.63%, 2/1/13, Callable
              2/1/05 @ 100....................       513

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   880    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              3.15%, 10/1/06..................  $    904
     905    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              3.50%, 10/1/07..................       936
   2,520    Housing Finance Authority, Single
              Family Housing, Revenue, AMT,
              6.45%, 4/1/30, Callable 4/1/09 @
              105.............................     2,684
   1,400    Hyland Hills Metro Parks &
              Recreation, Colorado Special
              Revenue, Series A, 5.00%,
              12/15/06........................     1,464
     480    State Colleges Board, Trustees
              Auxiliary, Facilities System
              Revenue, Series A, 3.15%,
              5/15/08, MBIA...................       484
     600    State Colleges Board, Trustees
              Auxiliary, Facilities System
              Revenue, Series A, 3.45%,
              5/15/09, MBIA...................       602
     620    State Colleges Board, Trustees
              Auxiliary, Facilities System
              Revenue, Series A, 3.75%,
              5/15/10, MBIA...................       623
   3,500    Tower Metropolitan District, GO,
              4.00%, 12/1/30, Putable 11/30/05
              @ 100...........................     3,637
                                                --------
                                                  28,842
                                                --------
Connecticut (1.0%):
   5,000    State, GO, Series D, 5.00%,
              8/1/08, FSA (b).................     5,611
                                                --------
Delaware (0.4%):
   2,431    Clipper Caraval Tax-Exempt
              Certified Trust, Revenue, Series
              98-1, 4.50%, 10/6/05, AMBAC.....     2,474
                                                --------
District of Columbia (0.5%):
   1,490    District of Columbia, GO, 5.50%,
              6/1/07..........................     1,685
   1,000    District of Columbia, GO, Series
              A, 5.38%, 6/1/10, Callable
              6/1/07 @ 102....................     1,137
                                                --------
                                                   2,822
                                                --------
Florida (5.4%):
   1,185    Atlantic Beach, Health Care
              Facilities Revenue, 5.25%,
              10/1/08, ACA....................     1,293
   2,785    Capital Projects Finance Authority
              Revenue, AAAE Airports Project,
              Series I, 4.25%, 6/1/05, MBIA...     2,939
     970    Housing Finance Corp., Revenue,
              4.35%, 7/1/07...................     1,027

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 3,000    Miami-Dade County, GO, Asset
              Allocation, Series A, 5.00%,
              4/1/08, AMBAC...................  $  3,371
   1,000    State Board of Education, GO,
              Series D, 5.00%, 6/1/10.........     1,134
   9,440    State Board of Education, GO,
              Series I, 5.00%, 6/1/10.........    10,701
  10,000    University Athletic Association,
              Inc., 3.50%, 10/1/31, Putable
              10/1/06 @ 100...................    10,499
                                                --------
                                                  30,964
                                                --------
Georgia (2.3%):
   1,290    Gainesville & Hall County Hospital
              Authority, Revenue, Northeast
              Health Systems, Inc. Project,
              3.75%, 5/15/06..................     1,325
   1,000    La Grange Water & Sewer, Revenue,
              3.50%, 1/1/08...................     1,053
     990    Metropolitan Atlanta Rapid
              Transportation, 6.25%, 7/1/08,
              Second Indenture, Series A......     1,173
   5,000    Milledgeville-Baldwin County
              Development Authority, Student
              Housing Revenue, 5.00%, 9/1/32,
              Mandatory Put 9/1/04 @ 100, LOC:
              First Union National Bank.......     5,190
     500    Monroe County Development
              Authority, 6.75%, 1/1/10,
              Oglethorpe Power Corp., Series
              A, 6.75%, 1/1/10................       613
   1,000    Municipal Electric Authority,
              Power Revenue, 6.00%, 1/1/06....     1,100
   1,000    State, Dekalb County School
              District, 6.25%, 7/1/09.........     1,213
   1,000    State, GO, Series B, 6.30%,
              3/1/09..........................     1,202
                                                --------
                                                  12,869
                                                --------
Illinois (2.5%):
   3,415    Chicago O'Hare International
              Airport, 5.50%, 1/1/07..........     3,781
     570    Chicago, GO, 5.00%, 1/1/07,
              AMBAC...........................       629
   1,925    Chicago, Tax Increment Revenue,
              Central Loop Redevelopment,
              Series A, 6.50%, 12/1/08........     2,253
   5,000    Development Finance Authority, Gas
              Supply Revenue, 3.05%, 2/1/33,
              3.05%, 2/1/33...................     5,093

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 24

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $   800    Glenview, Multi-Family Housing
              Revenue, Valley Lo Towers II
              Project, 5.20%, 12/1/27,
              Mandatory Put 12/1/07 @ 100,
              FNMA............................  $    866
   1,485    Lake County Community Construction
              School, GO, 0.00%, 12/1/06......     1,390
                                                --------
                                                  14,012
                                                --------
Indiana (2.9%):
     540    Health Facilities Financing
              Authority, Hospital Revenue,
              Lafayette Home Hospital Project,
              5.75%, 8/1/08, Callable 2/1/05 @
              102.............................       552
   7,000    Indianapolis Airport Authority,
              Special Facilities Revenue,
              Federal Express Corp. Project,
              AMT, 7.10%, 1/15/17, Callable
              7/15/04 @ 102...................     7,442
   1,800    Indianapolis Public Improvement
              Bond, Revenue, Series A, 5.00%,
              7/1/05..........................     1,922
   2,000    State Development Finance
              Authority, Solid Waste Disposal,
              Revenue, Waste Management Inc.
              Project, 3.45%, 10/1/31,
              Mandatory Put 10/1/03 @ 100.....     2,005
   1,000    State, Bond Bank, Revenue, Series
              A, 5.00%, 2/1/08................     1,116
   1,000    State, Bond Bank, Revenue, Series
              B, 5.00%, 2/1/08................     1,116
   1,000    State, Bond Bank, Revenue, Series
              B, 5.00%, 2/1/10................     1,124
     910    Transportation Finance Authority,
              Revenue, Series A, 6.25%,
              11/1/16, Callable 11/1/03 @
              101.............................       931
                                                --------
                                                  16,208
                                                --------
Iowa (1.0%):
   2,720    Chillicothe, PCR, 4.25%, 11/1/23,
              Mandatory Put 11/1/03 @ 100,
              4.25%, 11/1/23..................     2,739
   2,795    State, Finance Authority, Revenue,
              4.50%, 6/15/09, MBIA............     3,096
                                                --------
                                                   5,835
                                                --------
Kansas (1.1%):
   5,000    Burlington Environmental
              Improvement Revenue, Kansas City
              Power & Light, Series A, 4.75%,
              9/1/15..........................     5,262

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $ 1,000    Burlington, Environmental
              Improvement Revenue, Kansas City
              Power & Light, Series C, 4.50%,
              10/1/17, Mandatroy Put 9/1/03 @
              100.............................  $  1,004
                                                --------
                                                   6,266
                                                --------
Louisiana (1.8%):
     315    Greater Baton Rouge Parking
              Authority, Sales & Use Tax,
              Revenue, 6.38%, 7/1/03, Callable
              7/1/03 @ 100....................       315
   1,000    New Orleans Audubon Community, GO,
              Series A, 4.00%, 10/1/07, FSA...     1,083
   1,000    New Orleans Audubon Community, GO,
              Series A, 4.00%, 10/1/09, FSA...     1,083
   1,000    New Orleans Audubon Community, GO,
              Series A, 5.00%, 10/1/10, FSA...     1,140
   1,000    New Orleans Audubon Community, GO,
              Series A, 5.00%, 10/1/11, FSA...     1,138
   4,000    Public Facilities Authority
              Revenue, 4.00%, 5/15/06, MBIA...     4,265
   1,010    State Energy & Power Authority,
              Power Project Revenue, 5.50%,
              1/1/10, FSA.....................     1,169
                                                --------
                                                  10,193
                                                --------
Massachusetts (1.7%):
   3,880    New England Education Loan
              Marketing Corp., Student Loan
              Revenue, Series F, AMT, 5.63%,
              7/1/04, GSL.....................     4,044
   5,000    State, GO, Series C, 5.00%,
              12/1/07.........................     5,612
                                                --------
                                                   9,656
                                                --------
Michigan (2.8%):
   1,580    Higher Education Facilities
              Authority, Revenue, Hope College
              Project, 7.00%, 10/1/13,
              Callable 10/1/04 @ 101..........     1,708
   1,000    State Building Authority, Revenue,
              Facilities Program, Series I,
              5.00%, 10/15/06.................     1,109
   2,065    State Buliding Authority Revenue,
              5.25%, 10/1/09..................     2,392
   4,000    State Hospital Finance Authority,
              Revenue, 5.20%, 11/15/33,
              Mandatory Put 11/15/05 @ 100....     4,323

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 2,925    State Hospital Finance Authority,
              Revenue, Ascension Health
              Credit, Series B, 5.30%,
              11/15/33, Mandatory Put 11/15/06
              @ 100...........................  $  3,287
     505    State Housing Development
              Authority, Revenue, Series B,
              AMT, 4.60%, 12/1/28, Callable
              11/1/08 @ 101...................       522
   2,400    State, Strategic Funding, LO,
              Revenue, 3.10%, 12/1/28.........     2,411
                                                --------
                                                  15,752
                                                --------
Minnesota (1.0%):
   5,450    Minneapolis, Multi-Family Housing
              Revenue, Sumner Field, Series B,
              AMT, 3.75%, 5/20/07.............     5,501
                                                --------
Mississippi (0.7%):
   1,440    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.50%, 7/1/04, Callable
              7/1/03 @ 101, GSL...............     1,484
   1,000    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.60%, 1/1/05, Callable
              7/1/03 @ 101, GSL...............     1,029
     285    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.05%, 9/1/07, Callable
              9/1/04 @ 100, GSL...............       291
   1,000    State, Capital Improvement, 5.00%,
              11/1/08.........................     1,137
                                                --------
                                                   3,941
                                                --------
Missouri (7.5%):
   1,115    St. Louis, Airport Revenue, 5.00%,
              7/1/07, FSA.....................     1,241
   2,500    St. Louis, Airport Revenue, 5.00%,
              7/1/09, FSA.....................     2,822
   4,570    St. Louis, IDA, Multi-Family
              Housing Revenue, 5.20%,
              11/15/29, Putable 11/15/04 @
              100.............................     4,590
  15,000    State Environmental Improvement &
              Energy Resource, 1.75%,
              9/1/33..........................    14,999
   4,050    State Environmental Improvement &
              Energy Resource, 1.50%,
              3/1/35..........................     4,050
   4,825    State Environmental Improvement &
              Energy Resource, 1.54%,
              3/1/35..........................     4,825
   1,285    State Environmental Improvement &
              Energy Resource Authority,
              Revenue, Kansas City Power &
              Light, 3.90%, 1/2/12............     1,313

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $ 8,900    State Environmental Improvement &
              Energy Resource, Amerenue
              Project, Series B, 1.65%,
              3/1/35..........................  $  8,900
                                                --------
                                                  42,740
                                                --------
New Hampshire (0.1%):
     550    Health & Educational Facility
              Authority, Revenue, 3.65%,
              7/1/08..........................       565
                                                --------
New Jersey (1.7%):
   1,000    Building Authority, State Building
              Revenue,, 5.00%, 6/15/11,
              Callable 6/15/07 @ 102..........     1,125
   2,435    South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/06..............     2,604
   2,555    South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/07..............     2,770
   2,685    South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/08..............     2,922
                                                --------
                                                   9,421
                                                --------
New Mexico (1.3%):
   2,600    Las Cruces School District #2,
              4.00%, 8/1/07...................     2,809
   1,435    State Hospital Equipment Loan
              Council, Hospital Revenue, St.
              Vincent's Hospital, 4.00%,
              7/1/08..........................     1,523
   1,040    State Hospital Equipment Loan
              Council, Hospital Revenue, St.
              Vincent's Hospital, 4.00%,
              7/1/09..........................     1,097
   1,605    State Hospital Equipment Loan
              Council, Hospital Revenue, St.
              Vincent's Hospital, 4.00%,
              7/1/10..........................     1,672
                                                --------
                                                   7,101
                                                --------
New York (10.9%):
   1,000    New York City Transitional Finance
              Authority, 5.25%, 2/1/09........     1,134
   3,000    New York City, GO, Series B,
              6.00%, 8/15/04..................     3,153
     555    New York City, Series A, 6.13%,
              8/1/06, Callable 8/1/04 @
              101.50..........................       589
   1,000    New York City, Series E, 5.88%,
              8/1/13, ICR.....................     1,119
   1,000    New York, GO, Series A, 5.00%,
              11/1/05.........................     1,071
   8,980    New York, GO, Series A, 5.10%,
              8/1/08, Callable 8/1/07 @ 101...     9,815
   2,000    State Tollway Authority, Revenue,
              Highway and Bridge Fund, Series
              C, 5.25%, 4/1/07................     2,243

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 26

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 5,000    State Urban Development Corp.,
              Correctional & Youth Facilities
              Revenue, Series A, 5.00%,
              1/1/08..........................  $  5,535
   5,000    State, GO, Series A, 6.25%,
              8/1/09..........................     5,649
   1,300    State, GO, Series B, 5.00%,
              8/1/06..........................     1,410
   7,655    State, GO, Series B, 5.00%,
              8/1/07..........................     8,393
   5,000    State, GO, Series B, 6.38%,
              8/15/09.........................     5,486
   1,000    State, Municipal Assistance Corp.,
              Revenue, Series L, 6.00%,
              7/1/08..........................     1,178
  14,900    State, New York City Municipal
              Water Finance Authority, 0.90%,
              6/15/33.........................    14,899
                                                --------
                                                  61,674
                                                --------
North Carolina (0.3%):
     500    Eastern Municipal Power Agency,
              Systems Revenue, 5.50%, 1/1/05,
              MBIA............................       531
     550    Mecklenburg County, Multi-Family
              Housing Revenue, 3.50%, 1/1/12..       558
     390    Northern Hospital District, Surry
              County Health Care Facilities,
              Revenue, 5.00%, 10/1/05.........       408
     150    Robeson County Industrial
              Facilities, Revenue, 6.40%,
              12/1/06.........................       172
                                                --------
                                                   1,669
                                                --------
North Dakota (0.2%):
     875    State Housing Finance Agency,
              Revenue, AMT, 4.60%, 1/1/23,
              Callable 1/1/08 @ 101.5.........       889
                                                --------
Ohio (5.0%):
     370    American Municipal Power, Ohio,
              Inc., Omega JV2 Project, 5.00%,
              1/1/09, AMBAC...................       417
   7,000    Cuyahoga County, Housing Mortgage
              Revenue, East Side Neighborhood
              Homes, 2.85%, 11/1/05...........     7,106
     800    Franklin County Housing Revenue,
              Gender Road Limited Partnership
              Project, AMT, 5.05%, 7/1/05.....       817
   3,080    Franklin County, Multi-Family
              Revenue, Agler Green Projects,
              AMT, 3.45%, 5/1/05..............     3,189
   1,235    Lucas County Port Authority,
              Revenue, Series B, AMT, 5.63%,
              11/15/04........................     1,293

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,495    Mahoning County Healthcare
              Facilities, Revenue, Copeland
              Oaks Project, 4.00%, 4/1/22,
              Mandatory Put 3/31/05 @ 100,
              LOC: Sky Bank...................  $  2,498
   3,290    Montgomery County, Multi-Family
              Housing Revenue, 1.80%,
              11/1/05.........................     3,285
   2,000    State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15..........................     2,068
   1,490    State Air Quality Development
              Authority, Revenue, 3.85%,
              1/1/29..........................     1,507
   4,000    State Water Development Authority,
              PCR, Ohio Edison Co., Series B,
              AMT, 4.40%, 6/1/33, Mandatory
              Put 12/1/03 @ 100...............     4,030
     640    State, Housing Development Corp.,
              Multi-Family Housing Revenue,
              3.75%, 1/1/07...................       672
   1,000    State, Revenue, 5.00%, 6/15/08....     1,127
                                                --------
                                                  28,009
                                                --------
Oklahoma (1.1%):
   1,150    Grand River Dam Authority,
              Revenue, 5.50%, 6/1/09..........     1,340
   2,000    Housing Finance Agency,
              Multi-Family Housing Revenue,
              Rental Series A-3, 5.50%,
              11/1/25, Callable 5/1/05 @ 100,
              FNMA............................     2,114
   1,115    State, Capital Improvement
              Authority, 5.00%, 6/1/08,
              MBIA............................     1,259
   1,145    State, Capital Improvement
              Authority, 5.00%, 6/1/09,
              MBIA............................     1,303
                                                --------
                                                   6,016
                                                --------
Oregon (0.5%):
   3,010    Port of Portland, GO, Series A,
              0.00%, 3/1/07...................     2,796
                                                --------
Pennsylvania (2.8%):
   7,500    Beaver County, IDA, PCR, Cleveland
              Electric Project, 4.60%,
              10/1/30, Mandatory Put 10/1/03 @
              100.............................     7,529
   3,935    Delaware River, Joint Toll Bridge
              Revenue, 5.00%, 7/1/06..........     4,296
   2,350    Philadelphia Airport Revenue,
              Series A, 5.50%, 6/15/05,
              AMBAC...........................     2,516

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
 $ 1,000    State Higher Educational
              Facilities Authority, Revenue,
              State System Higher Education,
              Series T, 5.00%, 6/15/07........  $  1,117
                                                --------
                                                  15,458
                                                --------
Puerto Rico (4.5%):
   5,500    Childrens Trust Fund, Tobacco
              Settlement Revenue, 5.00%,
              5/15/08.........................     5,630
   2,000    Childrens Trust Fund, Tobacco
              Settlement Revenue, 5.00%,
              5/15/09.........................     2,022
   1,000    Public Buildings Authority,
              Revenue, 5.00%, 7/1/07..........     1,099
   5,000    Puerto Rico Commonwealth, Series
              C, 4.25%, 7/1/22, MBIA..........     5,440
   9,900    State, GO, Series C, 5.00%,
              7/1/28, MBIA....................    11,128
                                                --------
                                                  25,319
                                                --------
South Carolina (1.1%):
   3,080    Greenville Hospital Systems,
              Hospital Facilities Revenue,
              Series A, 5.10%, 5/1/05.........     3,268
   2,345    Piedmont Municipal Power Agency,
              State Electric Revenue, 5.60%,
              1/1/09..........................     2,691
                                                --------
                                                   5,959
                                                --------
South Dakota (0.9%):
   5,000    State Health Facilities Authority,
              Revenue, 4.85%, 11/1/19,
              Mandatory Put 11/1/06 @ 100.....     5,297
                                                --------
Tennessee (0.3%):
     820    Dyer County, Industrial
              Development Board, IDR,
              Association Project -- Kroger
              Co., 6.00%, 2/1/07, Callable
              2/1/04 @ 102....................       821
   1,000    Energy Aquisition Corp., Gas
              Revenue, Series B, 5.00%,
              9/1/07..........................     1,121
                                                --------
                                                   1,942
                                                --------
Texas (5.4%):
   1,000    Austin Utility System, Revenue,
              0.00%, 11/15/08, MBIA...........       868
   2,000    Brazos River Authority, PCR, AMT,
              4.25%, 5/1/33...................     2,010
   3,000    Brazos River Authority, PCR,
              Utilities Electric Co., Series
              B, AMT, 5.05%, 6/1/30, Mandatory
              Put 6/19/06 @ 100...............     3,125

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 4,600    Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental Facilities,
              Dow Chemical Co., Series B-2,
              4.75%, 5/15/33, Mandatory Put
              5/15/07 @ 100...................  $  4,818
   2,500    Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental Facilities,
              Dow Chemical Co., Series A-3,
              4.95%, 5/15/33, Mandatory Put
              5/15/07 @ 100...................     2,627
   1,750    Gulf Coast Waste Disposal
              Authority, 2.85%, 5/1/28,
              Putable 5/1/04 @ 100............     1,756
   2,000    Houston Airport Systems Revenue,
              4.00%, 7/1/07, FGIC.............     2,123
   6,700    Matagorda County Navaho District
              #1, PCR, Central Power & Light
              Co., Series B, AMT, 4.00%,
              5/1/30, Mandatory Put 11/1/03 @
              100.............................     6,725
   1,555    Southeast Housing Finance Corp.,
              Residential Revenue, Series A,
              0.00%, 11/1/14, Prerefunded
              5/1/05 @ 56.09, ETM.............       851
   4,620    State, Ysleta Independent School
              District, 5.00%, 8/15/08........     5,215
                                                --------
                                                  30,118
                                                --------
Virginia (2.0%):
   1,160    Fauquier County, IDA, Hospital
              Revenue, 5.00%, 10/1/05, LOC:
              Asset Guaranty..................     1,241
   4,000    Louisa, IDA, Solid Waste & Sewer
              Disposal Revenue, Electric &
              Power Co. Project, Series A,
              3.40%, 3/1/31, Mandatory Put
              3/1/04 @ 100....................     4,061
     445    State Housing Development
              Authority, Revenue, Rental
              Housing, Series F, AMT, 4.20%,
              5/1/05..........................       465
     650    State Housing Development
              Authority, Revenue, Rental
              Housing, Series F, AMT, 4.30%,
              5/1/06..........................       691
     650    State Housing Development
              Authority, Revenue, Rental
              Housing, Series F, AMT, 4.40%,
              5/1/07..........................       697

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 28

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Virginia, continued:
 $ 1,000    State Port Authority, Commonwealth
              Port Funding, Revenue, 5.25%,
              7/1/06..........................  $  1,099
   1,250    State Resource Authority,
              Infrastructure Revenue, 4.00%,
              5/1/06..........................     1,327
   1,300    State Resource Authority,
              Infrastructure Revenue, 4.00%,
              5/1/07..........................     1,389
                                                --------
                                                  10,970
                                                --------
Washington (3.4%):
   2,535    Redmond, GO, 5.75%, 12/1/05,
              Callable 12/1/04 @ 100..........     2,736
   1,025    Seattle Municipal Light & Power,
              5.50%, 3/1/08...................     1,169
   2,820    Seattle Water System Revenue,
              4.50%, 9/1/09, MBIA.............     3,124
   1,475    State Public Power Supply System,
              Revenue, 0.00%, 7/1/07..........     1,359
   4,195    State Public Power Supply System,
              Revenue, Nuclear Project #2,
              Series A, 0.00%, 7/1/07, MBIA,
              ETM.............................     3,866
   2,000    State Public Power, Supply System
              Revenue, Nuclear Project #2,
              Series A, 6.10%, 7/1/06.........     2,246
   3,550    State Public Power, Supply System
              Revenue, Nuclear Project, 0.00%,
              7/1/07..........................     3,232
   1,380    State, Series AT-5, Convention &
              Trade Center, 0.00%, 8/1/10,
              MBIA............................     1,095
                                                --------
                                                  18,827
                                                --------
Wisconsin (0.4%):
   2,000    State, GO, Series A, 5.00%,
              5/1/07..........................     2,226
                                                --------
Wyoming (0.9%):
   1,205    Albany County, Certificates of
              Participation, 4.00%, 1/15/06...     1,279
     345    Community Development Authority,
              Housing Revenue, Series 3, AMT,
              5.15%, 6/1/20, Callable 6/1/12 @
              100.............................       357
   1,540    Teton County Hospital District,
              Hospital Revenue, St. John's
              Medical Center, 5.00%,
              12/1/05.........................     1,572
   1,620    Teton County Hospital District,
              Hospital Revenue, St. John's
              Medical Center, 5.25%,
              12/1/06.........................     1,679
                                                --------
                                                   4,887
                                                --------
  Total Municipal Bonds                          507,018
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
WEEKLY DEMAND NOTES (9.7%):
California (0.9%):
 $ 5,300    State, Sacramento County Housing
              Authority, 0.87%, 7/15/29, FNMA
              *...............................  $  5,300
                                                --------
Illinois (7.7%):
  26,000    Development Finance Authority,
              PCR, Power Co. Project, 2.00%,
              3/1/17, AMBAC*..................    26,000
  16,850    Development Finance Authority,
              PCR, Power Co. Project, Series
              B, 1.90%, 4/1/32, MBIA*.........    16,850
                                                --------
                                                  42,850
                                                --------
Michigan (1.1%):
   5,290    State Building Authority, Revenue,
              Series II, 9.87%, 10/15/05,
              IF*.............................     6,283
                                                --------
  Total Weekly Demand Notes                       54,433
                                                --------
MONTHLY DEMAND NOTES (3.9%):
California (1.0%):
   1,850    Statewide Communities Development
              Authority, Revenue, Kaiser
              Permanente, Series C, 3.85%,
              8/1/31, Putable 8/1/06 @ 100*...     1,935
   3,500    Statewide Communities Development
              Authority, Revenue, Kaiser
              Permanente, Series C, 3.70%,
              11/1/29, Putable 6/1/05 @
              100*............................     3,610
                                                --------
                                                   5,545
                                                --------
Illinois (1.7%):
   9,700    Development Finance Authority,
              PCR, Revenue, Power Company
              Project, Series C, 2.25%,
              4/1/32, MBIA*...................     9,700
                                                --------
Kentucky (0.1%):
     500    Jefferson County, Hospital
              Revenue, 11.49%, 10/23/14,
              Callable 10/1/03 @ 102, MBIA,
              IF*.............................       523
                                                --------
Massachusetts (1.1%):
   5,700    Quincy, Revenue, Long's-Quincy
              Hospital Project, 9.27%,
              1/15/11, FSA, IF*...............     6,101
                                                --------
  Total Monthly Demand Notes                      21,869
                                                --------
INVESTMENT COMPANIES (0.6%):
     300    Blackrock Municipal Target Term
              Trust...........................     3,366
                                                --------
  Total Investment Companies                       3,366
                                                --------
Total (Cost $577,885) (a)                       $586,686
                                                ========

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

------------
Percentages indicated are based on net assets of $561,759.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 9,545
                   Unrealized depreciation......................     (744)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 8,801
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) When-issued security.

 * Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 30

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS (95.3%):
Alabama (0.9%):
 $ 1,000    21st Century Authority, Tobacco
              Settlement Revenue, 5.00%,
              12/1/07.........................  $  1,022
   4,300    University of Alabama, University
              Revenue, 5.50%, 10/1/12,
              Callable 10/1/09 @ 100, FGIC....     4,987
                                                --------
                                                   6,009
                                                --------
Alaska (2.4%):
   7,000    North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/07, MBIA............     6,414
   1,000    North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/09, MBIA............       839
   1,520    North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/11, MBIA............     1,146
   1,000    North Slope Boro, GO, Series A,
              0.00%, 6/30/05, MBIA............       970
   2,890    State, IDA, Revenue, Series A,
              AMT, 5.70%, 4/1/11, Callable
              4/1/07 @ 102....................     3,242
   1,000    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.50%,
              7/1/04, Callable 7/1/03 @ 100...     1,000
   1,480    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.10%,
              7/1/10, Callable 7/1/09 @ 100,
              AMBAC...........................     1,598
   1,560    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.20%,
              7/1/11, Callable 7/1/09 @ 100,
              AMBAC...........................     1,675
                                                --------
                                                  16,884
                                                --------
Arizona (3.3%):
   1,340    Gila County, IDA, Hospital
              Revenue, Cobre Valley Community
              Hospital, 5.75%, 12/1/12,
              Callable 12/1/10 @ 101, ACA.....     1,498
   1,000    Maricopa County, School District
              #69, Paradise Valley, GO, Series
              A, 5.25%, 7/1/14, FGIC..........     1,166
   1,820    Maricopa County, Stadium District
              Revenue, 5.00%, 6/1/07, AMBAC...     2,029
   2,960    Maricopa County, Stadium District
              Revenue, 5.00%, 6/1/08, AMBAC...     3,331

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 3,005    Maricopa County, Stadium District
              Revenue, 5.00%, 6/1/09, AMBAC...  $  3,403
   3,520    Mesa Utilities System, Revenue,
              5.25%, 7/1/13, FGIC.............     4,099
   2,040    Mesa, GO, 5.00%, 7/1/09, FGIC.....     2,322
   1,075    Phoenix, IDA, Government Office
              Lease Revenue, 5.00%, 9/15/12,
              Callable 9/15/10 @ 100, AMBAC...     1,197
   1,900    Phoenix, IDA, Government Office
              Lease Revenue, 5.00%, 9/15/13,
              Callable 9/15/10 @ 100, AMBAC...     2,132
   1,875    Phoenix, IDA, Government Office
              Lease Revenue, 5.10%, 9/15/14,
              Callable 9/15/10 @ 100, AMBAC...     2,092
                                                --------
                                                  23,269
                                                --------
Arkansas (0.2%):
   1,475    Little Rock Waste Disposal
              Revenue, 4.00%, 5/1/07..........     1,591
                                                --------
California (3.7%):
   1,945    ABAG Finance Authority for
              Nonprofit Corp., Multi-Family
              Housing Revenue, AMT, 6.75%,
              4/20/07, GNMA...................     2,055
   2,000    ABAG Finance Authority for
              Nonprofit Corp., Multi-Family
              Housing Revenue, AMT, 5.70%,
              11/1/26, Callable 11/1/06 @
              100.............................     2,131
   3,000    Los Angeles Unified School
              District, GO, Series F, 5.00%,
              7/1/16 FSA......................     3,304
   3,000    State, GO, 5.00%, 2/1/09..........     3,294
   8,000    State Department of Water
              Resources, Power Supply Revenue,
              Series A, 5.38%, 5/1/17,
              Callable 5/1/12 @ 101...........     8,895
   3,000    State, GO, 5.00%, 2/1/10..........     3,278
   3,000    State, GO, 5.25%, 2/1/18, Callable
              2/1/13 @ 100....................     3,180
                                                --------
                                                  26,137
                                                --------
Colorado (4.3%):
   1,000    Arapahoe County, School District
              #5, Cherry Creek, GO, 6.00%,
              12/15/14, Callable 12/15/09 @
              100.............................     1,184
   1,270    Clear Creak School District, GO,
              6.25%, 12/1/12, Callable 12/1/10
              @ 100, FSA......................     1,569

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,060    Clear Creak School District, GO,
              6.25%, 12/1/14, Callable 12/1/10
              @ 100, FSA......................  $  1,310
   3,000    Denver City & County Airport
              Revenue, 5.25%, 11/15/13,
              Callable 11/15/12 @ 100, FGIC...     3,340
   1,640    Denver City & County, Airport
              Revenue, Series B, AMT, 5.75%,
              11/15/09, Callable 11/15/06 @
              102, MBIA.......................     1,853
   1,690    Douglas County School District #1,
              Series B, 5.75%, 12/15/13,
              Callable 12/15/12 @ 100, FSA....     2,025
   1,000    El Paso County, School District
              #11, Colorado Springs, GO,
              7.10%, 12/1/16, Callable 12/1/07
              @ 125...........................     1,349
   5,000    El Paso County, School District
              #11, Colorado Springs, GO,
              7.13%, 12/1/19, Callable 12/1/07
              @ 125...........................     6,678
   1,350    Health Facilities Authority,
              Revenue, 5.00%, 2/1/17, Callable
              2/1/12 @ 100, ACA...............     1,381
   2,355    Health Facilities Authority,
              Revenue, Steamboat Springs
              Health, 5.75%, 9/15/22, Callable
              9/15/08 @ 101...................     2,283
     400    Housing Finance Authority,
              Revenue, 5.38%, 8/1/12, Callable
              8/1/10 @ 102....................       414
   2,400    Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series A, 0.00%, 1/1/10, MBIA...     1,945
   1,000    Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series B, 0.00%, 1/1/11.........       769
   3,410    Water Reservoir & Power
              Development Authority,
              Wastewater Revenue, Series A,
              6.00%, 9/1/10, AMBAC............     4,093
                                                --------
                                                  30,193
                                                --------
Connecticut (0.8%):
   5,000    State, GO, Series A, 5.25%,
              4/15/11.........................     5,753
                                                --------
District of Columbia (1.1%):
   6,455    District of Columbia Water & Sewer
              Authority, Public Utility
              Revenue, 5.50%, 10/1/10,
              Callable 4/1/09 @ 160...........     7,520

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
District of Columbia, continued:
 $    70    Housing Finance Agency,
              Multi-Family Mortgage Revenue,
              Congress Park Plaza Project,
              Series A, 6.20%, 11/20/03,
              GNMA............................  $     71
                                                --------
                                                   7,591
                                                --------
Florida (5.9%):
   5,250    Broward County, Resource Recovery
              Revenue, 5.00%, 12/1/06.........     5,713
   1,080    Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 5.25%,
              10/1/07, Callable 4/1/07 @102,
              GNMA/ FNMA......................     1,160
     560    Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 6.20%,
              9/1/11, Callable 3/1/05 @ 102,
              GNMA............................       587
     435    Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 6.25%,
              9/1/13, Callable 3/1/05 @ 102,
              GNMA............................       455
   1,000    Dade County, Aviation Revenue,
              Series A, 6.00%, 10/1/08,
              Callable 10/1/05 @ 102, AMBAC...     1,119
   3,000    Dade County School Board,
              Certificates of Participation,
              Series B, 5.50%, 5/1/30.........     3,438
   4,000    Dade County School Board,
              Certificates of Participation,
              Series B, 5.00%, 5/1/31.........     4,447
   1,500    Gulf Breeze, Miami Beach Local
              Government Revenue, Series B,
              5.13%, 12/1/20, Putable 12/1/15
              @ 100, FGIC.....................     1,694
   1,735    Gulf Breeze, Miami Beach Local
              Government Revenue, Series C,
              5.00%, 12/1/15, Callable 12/1/11
              @ 100, FGIC.....................     1,943
  12,690    Housing Finance Agency,
              Multi-Family Housing, Senior
              Certificate, Series A, 6.00%,
              3/30/04 (b).....................    12,721
   1,185    Indian River County, Hospital
              Revenue, 5.95%, 10/1/09,
              Callable 1/1/07 @ 102, FSA......     1,362
   1,285    Indian River County, Hospital
              Revenue, 6.00%, 10/1/10,
              Callable 1/1/07 @ 102, FSA......     1,479

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 32

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 4,000    Palm Beach County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Country Lake, 4.75%,
              6/1/31, Callable 6/1/09 @ 101,
              FNMA............................  $  4,321
   1,000    State Development Board, Finance
              Department, General Services
              Revenue, Environmental
              Preservation, Series 00-A,
              5.50%, 7/1/13, Callable 7/1/06 @
              101, MBIA.......................     1,120
                                                --------
                                                  41,559
                                                --------
Georgia (1.0%):
   1,000    Atlanta Airport Facilities,
              Revenue, Series A, 6.50%,
              1/1/07, AMBAC...................     1,161
   5,000    State, Series D, 5.80%, 11/1/12,
              Callable 11/1/09 @ 102..........     5,977
                                                --------
                                                   7,138
                                                --------
Hawaii (0.7%):
   1,000    Honolulu City & County, GO, Series
              A, 5.60%, 4/1/07, FSA...........     1,132
   3,335    State, GO, Series CM, 6.00%,
              12/1/10, FGIC...................     4,023
                                                --------
                                                   5,155
                                                --------
Idaho (0.5%):
   2,550    Blaine School District #61, GO,
              5.00%, 7/30/09, AMBAC...........     2,896
     405    Student Loan Fund Marketing
              Association, Inc., Revenue,
              Series C, AMT, 5.60%, 4/1/07,
              Callable 10/1/03 @ 102, GSL.....       416
                                                --------
                                                   3,312
                                                --------
Illinois (3.7%):
   1,655    Broadview Tax Increment, Revenue,
              4.50%, 7/1/03...................     1,655
   1,370    Chicago, Emergency Telephone
              Systems, GO, 5.25%, 1/1/13,
              FGIC............................     1,579
   1,000    Chicago, Emergency Telephone
              Systems, GO, 5.25%, 1/1/15,
              FGIC............................     1,151
   1,000    Chicago, Metro Water Reclamation,
              District-Greater Chicago,
              Capital Improvements, GO, 7.25%,
              12/1/12.........................     1,332
   3,000    Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/13, Callable 1/1/06 @
              102, AMBAC......................     3,334

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 5,300    Chicago, Public Building
              Commission, Revenue, Series A,
              5.25%, 12/1/11, MBIA............  $  6,111
   1,450    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09,
              Callable 10/1/05 @ 78.60,
              MBIA............................     1,044
   1,645    Health Facilities Authority,
              Northwestern Medical, Revenue,
              6.13%, 11/15/07, Prerefunded
              11/15/04 @ 102, MBIA............     1,790
   2,025    Regional Transportation Authority,
              Revenue, Series A, 6.25%,
              7/1/12, FGIC....................     2,497
   1,025    Will County, School District #204,
              GO, 5.38%, 12/1/12, Callable
              12/1/11 @ 100, FSA..............     1,181
   1,350    Winnebago County, School District
              #122, Harlem -- Loves Park
              Refunding, GO, 6.35%, 6/1/07,
              FGIC............................     1,567
   4,445    Winnebago County, School District
              #122, Harlem -- Loves Park
              Refunding, GO, 0.00%, 1/1/13,
              FSA.............................     3,073
                                                --------
                                                  26,314
                                                --------
Indiana (2.1%):
   1,670    Fifth Avenue Housing Development
              Corp., Mortgage Revenue, Section
              8 Assisted Project, Series A,
              5.05%, 8/1/11, Callable 2/1/04 @
              100.............................     1,679
   3,000    Indianapolis Airport Authority,
              Special Facilities Revenue,
              Federal Express Corp. Project,
              AMT, 7.10%, 1/15/17, Callable
              7/15/04 @ 102...................     3,189
   2,640    Indianapolis, EDR,
              Knob-in-the-Woods Project,
              6.38%, 12/1/24..................     2,775
   1,702    Indianapolis, Multi-Family
              Revenue, Series A, 5.35%,
              12/1/16, Callable 4/1/11 @ 100,
              GNMA............................     1,819
   1,000    State Vocational Technical
              College, Building Facilities
              Fee, Revenue, Series D, 6.50%,
              7/1/07, Callable 1/1/05 @ 102,
              AMBAC...........................     1,099
   1,500    Transportation Finance Authority,
              AMBAC, 6.00%, 11/1/11...........     1,776

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 2,280    Transportation Finance Authority,
              Highway Revenue, Series A,
              5.75%, 6/1/12, AMBAC............  $  2,722
                                                --------
                                                  15,059
                                                --------
Iowa (0.9%):
   1,000    Higher Education Loan Authority,
              Revenue, 5.75%, 10/1/13,
              Callable 10/1/12 @ 100, ACA.....     1,145
   5,000    Tobacco Settlement Authority,
              Tobacco Settlement Revenue,
              Series B, 5.50%, 6/1/11.........     4,879
                                                --------
                                                   6,024
                                                --------
Kansas (1.7%):
   1,375    Butler County, Public Building
              Improvement Revenue, 5.25%,
              10/1/12, Callable 10/1/10 @ 100,
              MBIA............................     1,552
   1,600    Butler County, Public Building
              Improvement Revenue, 5.35%,
              10/1/15, Callable 10/1/10 @ 100,
              MBIA............................     1,809
   1,175    Johnson County, School District
              #232, GO, 5.00%, 9/1/12,
              Callable 9/1/10 @ 100, FSA......     1,306
   1,330    Johnson County, School District
              #232, GO, 5.50%, 9/1/13,
              Callable 9/1/10 @ 100, FSA......     1,544
   1,495    Johnson County, School District
              #232, GO, 5.50%, 9/1/14,
              Callable 9/1/10 @ 100, FSA......     1,707
   1,675    Johnson County, School District
              #232, GO, 5.50%, 9/1/15,
              Callable 9/1/10 @ 100, FSA......     1,907
   1,865    Johnson County, School District
              #232, GO, 5.25%, 9/1/16,
              Callable 9/1/10 @ 100, FSA......     2,081
                                                --------
                                                  11,906
                                                --------
Kentucky (1.0%):
   1,020    Greater Kentucky Housing
              Assistance Corp., Multi-Family
              Housing Revenue, Series A,
              5.90%, 2/1/14, FHA..............     1,021
   1,000    Kenton County, Public Properties
              Corp., Revenue, Series A, 5.63%,
              12/1/12, Callable 12/1/06 @
              101.............................     1,074
   1,200    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.38%, 5/1/11,
              Callable 5/1/10 @ 100, MBIA.....     1,366

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $ 1,080    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.40%, 5/1/12,
              Callable 5/1/10 @ 100, MBIA.....  $  1,223
   1,000    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.50%, 5/1/14,
              Callable 5/1/10 @ 100, MBIA.....     1,135
   1,000    State Property & Buildings,
              Commission Revenues, Project
              #73, 5.50%, 11/1/14, Callable
              11/1/11 @ 100...................     1,151
                                                --------
                                                   6,970
                                                --------
Louisiana (1.5%):
     158    Housing Finance Agency, Single
              Family Mortgage Revenue, 7.80%,
              12/1/09, Callable 6/1/04 @ 105,
              GNMA............................       172
   3,000    Morehouse Parish, Pollution
              Control Revenue, International
              Paper Co. Project, Series A,
              5.25%, 11/15/13.................     3,247
   1,000    Port New Orleans Board of Common
              Port Facilities, Revenue, AMT,
              5.50%, 4/1/08...................     1,128
   4,690    State, GO, Series 244, 8.82%,
              4/1/09, FGIC....................     5,923
                                                --------
                                                  10,470
                                                --------
Maryland (0.7%):
   2,950    State Community Development
              Administration Department,
              Housing and Community
              Development, Single Family
              Housing Revenue, Fifth Series,
              5.95%, 4/1/16, Callable 4/1/06 @
              102.............................     3,137
   1,625    State Community Development
              Administration Department,
              Housing and Community
              Development, Series B, AMT,
              5.55%, 9/1/25, Callable 9/1/09 @
              100.............................     1,718
                                                --------
                                                   4,855
                                                --------
Massachusetts (1.0%):
   2,120    Health & Educational Facilities
              Authority Revenue, 5.25%,
              7/1/07..........................     2,140
   4,000    State, GO, Series A, 5.38%,
              8/1/08..........................     4,565
                                                --------
                                                   6,705
                                                --------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 34

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan (2.4%):
 $ 3,000    Rochester Community School
              District, GO, Series I, 5.50%,
              5/1/09..........................  $  3,478
   5,445    Royal Oak Hospital Finance
              Authority, Hospital Revenue,
              William Beaumont Hospital,
              6.25%, 1/1/11...................     6,380
   2,500    State Building Authority, Revenue,
              Facilities Program, Series 1,
              5.50%, 10/15/12, Callable
              10/15/11 @ 100..................     2,912
   1,860    State Building Authority, Revenue,
              Facilities Program, Series 1,
              4.20%, 10/15/21, Callable
              10/15/09 @ 100..................     1,903
     986    State Housing Development
              Authority, Multi-Family Housing
              Revenue, Huntley Villas
              Apartments, Series A, AMT,
              4.80%, 8/20/12, GNMA............     1,055
   1,000    Sturgis Public School District,
              GO, 5.63%, 5/1/16...............     1,139
                                                --------
                                                  16,867
                                                --------
Minnesota (1.3%):
     755    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series C, AMT, 4.85%, 1/1/24,
              Callable 7/1/09 @ 100...........       794
   1,350    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series G, AMT, 6.25%, 7/1/26,
              Callable 1/1/06 @ 102...........     1,411
   6,885    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series L, AMT, 6.25%, 7/1/27,
              Callable 1/1/05 @ 102...........     7,144
                                                --------
                                                   9,349
                                                --------
Mississippi (0.2%):
   1,190    Higher Education Assistance Corp.,
              Student Loan Revenue, Series
              B-3, AMT, 5.30%, 9/1/08, GSL....     1,284
                                                --------
Missouri (1.5%):
   1,430    Kansas City Municipal Corp.,
              Revenue, 5.40%, 1/15/08,
              Callable 1/15/06 @ 101, AMBAC...     1,575
   3,500    St. Louis Airport Revenue, 6.00%,
              1/1/06, Callable 7/1/03 @ 101...     3,535
   3,105    St. Louis Land Clearance
              Redevelopment Authority,
              Multi-Family Housing Revenue,
              Westminster Place Apartments,
              Series A, 5.95%, 7/1/22, FNMA...     3,389

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $ 1,000    State Housing Development
              Community, Multi-Family Housing
              Revenue, Series III, 4.70%,
              12/1/11.........................  $  1,073
   1,000    State Housing Development
              Community, Multi-Family Housing
              Revenue, Series III, 4.80%,
              12/1/12, Callable 12/1/11 @
              100.............................     1,071
                                                --------
                                                  10,643
                                                --------
Montana (0.1%):
     650    State Board Housing, Single Family
              Housing Revenue, Series A-2,
              AMT, 5.10%, 12/1/30, Callable
              6/1/09 @ 100....................       665
                                                --------
Nebraska (1.6%):
   3,750    American Public Energy Agency, Gas
              Supply Revenue, 4.00%, 9/1/07,
              AMBAC...........................     4,054
   6,665    Public Power, District Revenue,
              Series B, 5.25%, 1/1/14,
              Callable 1/1/08 @ 101, MBIA.....     7,365
                                                --------
                                                  11,419
                                                --------
Nevada (1.2%):
   8,200    Clark County, PCR, Nevada Power
              Co. Project, 5.30%, 10/1/11,
              Callable 1/1/03 @ 102, ACA......     8,373
                                                --------
New Hampshire (0.2%):
   1,225    Higher Education & Health
              Facilities Authority, Revenue,
              St. Joseph Hospital, 6.25%,
              1/1/06, Callable 7/1/04 @ 102...     1,314
                                                --------
New Jersey (2.8%):
   9,510    Newark, GO, 5.38%, 12/15/12.......    11,166
   4,605    State Transportation Authority
              Trust Fund, Transportation
              System Revenue, Series B, 6.00%,
              12/15/14, Prerefunded 12/15/11 @
              100, MBIA.......................     5,694
   2,395    State Transportation Authority
              Trust Fund, Transportation
              System Revenue, Series B, 6.00%,
              12/15/14, Callable 12/15/11 @
              100, MBIA.......................     2,880
                                                --------
                                                  19,740
                                                --------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Mexico (0.4%):
 $ 1,030    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/07, MBIA...  $    946
   1,040    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/08, MBIA...       917
   1,115    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/09, MBIA...       940
                                                --------
                                                   2,803
                                                --------
New York (10.0%):
   1,160    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.38%, 7/15/10........     1,167
   1,505    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.50%, 7/15/11,
              Callable 7/15/10 @ 101..........     1,514
   1,025    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.50%, 7/15/12,
              Callable 7/15/10 @ 101..........     1,022
  10,000    New York City, GO, Series H,
              5.25%, 3/15/15, Callable 3/15/11
              @ 101...........................    11,066
   2,500    New York City, Municipal Water
              Finance Authority, 5.00%,
              6/15/16, Callable 6/15/12 @
              100.............................     2,721
   5,550    New York City, Transitional
              Financial Authority, 5.25%,
              8/1/15..........................     6,252
   1,770    New York, GO, Series A, 5.00%,
              8/1/07..........................     1,941
   2,100    New York, GO, Series D, 5.75%,
              8/1/07..........................     2,362
     650    New York, GO, Series D, 5.25%,
              8/1/08..........................       722
   4,000    New York, GO, Series D, 6.50%,
              11/1/09, MBIA...................     4,876
   1,500    New York, GO, Series E, 5.75%,
              8/1/12..........................     1,712
   3,000    New York, GO, Series G, 5.25%,
              8/1/07..........................     3,318
   5,000    New York, GO, Series G, 5.25%,
              8/1/08..........................     5,552
   6,500    New York, GO, Unlimited Series I,
              5.75%, 3/15/07, Callable 3/15/03
              @ 101.50, MBIA..................     7,234
   2,600    State, GO, Series A, 7.00%,
              8/1/07, Callable 8/1/06 @
              101.50..........................     2,975
   2,220    State, GO, Series B, 5.00%,
              8/1/06..........................     2,408

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 2,865    State, GO, Series B, 5.00%,
              8/1/07..........................  $  3,141
  10,000    Triborough Bridge & Tunnel
              Authority, Revenue, 5.25%,
              11/15/16........................    11,155
                                                --------
                                                  71,138
                                                --------
North Carolina (0.6%):
   1,100    Housing Finance Agency,
              Homeownership Revenue, Series
              1-B, 5.13%, 7/1/13, Callable
              7/1/08 @ 101....................     1,174
   2,500    Municipal Power Agency #1, Catawba
              Electric Revenue, 7.25%, 1/1/07,
              MBIA............................     2,944
                                                --------
                                                   4,118
                                                --------
Ohio (5.8%):
   1,250    Cincinnati, GO, 5.38%, 12/1/17,
              Callable 12/1/10 @ 100..........     1,402
   3,770    Cleveland Stadium Project,
              Certificates of Participation,
              0.00%, 11/15/07, AMBAC..........     3,421
   1,005    Cleveland-Cuyahoga County, Port
              Authority Revenue, Series A,
              5.60%, 11/15/15, Callable
              5/15/12 @ 102...................     1,066
   1,525    Cuyahoga Community College, 5.00%,
              12/1/15, Callable 12/1/12 @ 101,
              AMBAC...........................     1,702
   2,055    Cuyahoga County, 5.95%, 5/15/22,
              Callable 5/15/12 @ 102, LOC:
              Fifth Third.....................     2,021
   1,395    Franklin County, EDR, South
              Community Urban, 5.00%,
              6/1/07 (b)......................     1,492
   1,465    Franklin County, EDR, South
              Community Urban, 5.25%,
              6/1/08 (b)......................     1,561
   1,115    Franklin County, EDR, South
              Community Urban, 5.50%,
              6/1/09 (b)......................     1,193
   2,065    Franklin County, Online Computer
              Library Center, 5.00%,
              4/15/08.........................     2,265
   1,170    Franklin County, Online Computer
              Library Center, 5.00%,
              4/15/09.........................     1,284
   2,145    Groveport, Income Tax Revenue,
              5.00%, 12/1/20..................     2,290
   5,510    Montgomery County, Catholic Health
              Revenue, 5.50%, 9/1/12..........     6,200
   1,200    Ohio Capital Corp., Multi-Family
              Housing Revenue, Series M,
              5.90%, 2/1/14, Callable 2/1/03 @
              100, FHA........................     1,202

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 36

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   975    Ohio Capital Corp., Multi-Family
              Housing Revenue, Series P,
              5.40%, 1/1/09, Callable 7/1/03 @
              100, MBIA.......................  $    977
   7,000    State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15..........................     7,236
   1,000    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/11, FGIC...................     1,263
   1,000    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/12, FGIC...................     1,277
   1,075    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/13, FGIC...................     1,373
   1,150    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/14, FGIC...................     1,444
                                                --------
                                                  40,669
                                                --------
Oklahoma (0.4%):
   2,500    State, IDR, Baptist Health Center,
              Series C, 6.25%, 8/15/12,
              Callable 8/15/07 @ 100, ETM.....     2,759
                                                --------
Oregon (3.0%):
   3,000    Clackamas County, Hospital
              Facility Authority Revenue,
              Legacy Health System, 5.38%,
              2/15/12, Callable 8/15/09 @
              101.............................     3,275
   1,475    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/13,
              Callable 6/15/10 @ 100..........     1,757
   1,785    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/15,
              Callable 6/15/10 @ 100..........     2,088
   1,025    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/16,
              Callable 6/15/10 @ 100..........     1,196
   1,120    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/17,
              Callable 6/15/10 @ 100..........     1,307
   1,000    Lane County, School District #52,
              Bethel, GO, 6.00%, 6/1/06,
              FSA.............................     1,126
   1,000    Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/12, Callable 6/15/10 @ 100,
              FSA.............................     1,172
   1,405    Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/15, Callable 6/15/10 @ 100,
              FSA.............................     1,617

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $ 1,305    State Economic & Community
              Development Revenue, Series B,
              5.30%, 1/1/16, Callable 1/1/09 @
              102, MBIA.......................  $  1,444
   1,965    Wasco County, School District
              #012, GO, 6.00%, 6/15/14,
              Callable 6/15/10 @ 100, FSA.....     2,374
   2,095    Washington County, GO, 5.50%,
              6/1/13, Callable 6/1/11 @ 100...     2,413
   1,050    Washington County, Sewer Agency
              Revenue, Series 1, 5.75%,
              10/1/11, FGIC...................     1,251
                                                --------
                                                  21,020
                                                --------
Pennsylvania (1.1%):
   3,040    Dauphin County, IDA, Metropolitan
              Edison Co., Revenue, Series M,
              6.00%, 1/1/08, MBIA.............     3,052
   1,550    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              67A, AMT, 5.50%, 10/1/11,
              Callable 9/1/09 @ 100...........     1,661
   1,250    Indiana County, IDA, PCR, New York
              State Electric & Gas Corp.,
              Series A, 6.00%, 6/1/06, MBIA...     1,407
   1,500    Northeastern Hospital & Education
              Authority, Health Care Revenue,
              Wyoming Valley Health Care,
              Series A, 6.40%, 1/1/06,
              Callable 1/1/05 @ 102, AMBAC....     1,632
                                                --------
                                                   7,752
                                                --------
Puerto Rico (1.7%):
   2,000    Commonwealth Highway and
              Transportation Authority,
              Highway Revenue, Series AA,
              5.00%, 7/1/26, Callable 7/1/10,
              @ 100, FSA......................     2,269
   4,800    Commonwealth Public Improvement,
              GO, 7.00%, 7/1/10, AMBAC........     6,080
   3,000    State, GO, Series C, 5.00%,
              7/1/28, MBIA....................     3,372
                                                --------
                                                  11,721
                                                --------
South Carolina (0.8%):
   2,810    Charleston County, Public
              Improvements, GO, 6.13%, 9/1/12,
              Callable 9/1/09 @ 101...........     3,385

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
South Carolina, continued:
 $ 1,065    Jobs Economic Development
              Authority, Hospital Facilities
              Revenue, Georgetown Memorial
              Hospital, 5.25%, 2/1/11.........  $  1,173
   1,215    Jobs Economic Development
              Authority, Hospital Facilities
              Revenue, Georgetown Memorial
              Hospital, 5.50%, 11/1/12,
              Callable 11/1/09 @ 101, AMBAC...     1,356
                                                --------
                                                   5,914
                                                --------
South Dakota (0.2%):
   1,000    Housing Development Authority,
              Revenue, Homeownership Mortgage,
              Series D, 4.70%, 5/1/10.........     1,074
                                                --------
Tennessee (1.4%):
   2,985    Housing Development Agency,
              Homeownership Program, Revenue,
              Issue 3A, AMT, 0.00%, 7/1/06....     2,746
   1,345    Municipal Energy Acquisition
              Corp., Gas Revenue, 4.13%,
              3/1/09, FSA.....................     1,456
   2,860    State School Board Authority,
              Higher Educational Facilities,
              GO, Series A, 5.00%, 5/1/08,
              FSA.............................     3,214
   1,950    Tennergy Corp., Gas Revenue,
              5.00%, 6/1/09, MBIA.............     2,209
                                                --------
                                                   9,625
                                                --------
Texas (8.3%):
     515    Austin Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 12/1/11, Callable 12/1/05
              @ 71.20, MBIA...................       324
   1,435    Carroll Independent School
              District, GO, Series A, 0.00%,
              2/15/14, PSFG...................       860
   1,155    Cedar Hill Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/09 @ 83.50........       796
     340    Central Texas Housing Finance
              Corp., Single Family Mortgage
              Revenue, Mortgage Program, AMT,
              8.20%, 4/1/22, GNMA.............       354
   5,000    Coastal Bend Health Facilities
              Development, Incarnate Word
              Health Services, Revenue, 5.93%,
              11/15/13, AMBAC.................     6,114
   5,205    Coppell Independent School
              District, Capital Appreciation,
              GO, 0.00%, 8/15/16, Callable
              8/15/09 @ 67.02, PSFG...........     2,620

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,000    Danbury Higher Education
              Authority, George Gervin Youth
              Center, Revenue, Series A,
              5.25%, 2/15/10, ACA.............  $  1,106
   1,565    Grand Prairie Health Facilities,
              Refunding, Dallas/Fort Worth
              Medical Center Project, Revenue,
              6.50%, 11/1/04, AMBAC...........     1,573
   5,000    Harris County, Hospital District
              Revenue, 6.00%, 2/15/13,
              Callable 8/15/10 @ 100, MBIA....     5,735
   4,115    Harris County, Houston Sports
              Authority, Revenue, Series B,
              0.00%, 11/15/12, Callable
              11/15/08 @ 81.21, MBIA..........     2,693
   3,700    Harris County, Toll Road Revenue,
              Sub-Lien A, GO, 0.00%, 8/15/05,
              MBIA............................     3,586
   2,000    Hays Independent School District,
              GO, Capital Appreciation, 0.00%,
              8/15/12, Callable 8/15/11 @
              94.86...........................     1,371
  10,000    Houston Independent School
              District, Capital Appreciation,
              GO, Series A, 0.00%, 2/15/13,
              Callable 2/15/09 @ 81.76,
              PSFG............................     6,452
   3,885    Houston Independent School
              District, Public Facilities
              Corp., Lease Revenue, 0.00%,
              9/15/12, AMBAC..................     2,749
   6,720    Leander Independent School
              District, GO, 0.00%, 8/15/13,
              Callable 8/15/09 @ 79.25........     4,127
   3,030    South Texas Community College
              District, GO, 5.25%, 8/15/12....     3,508
     700    Southlake, GO, 0.00%, 2/15/11,
              Callable 2/15/09 @ 88.85,
              AMBAC...........................       508
   1,000    Southlake, GO, 0.00%, 2/15/13,
              Callable 2/15/09 @ 78.18,
              AMBAC...........................       656
   2,000    State Turnpike Authority, Revenue,
              5.00%, 6/1/07...................     2,224
   2,540    Tech University Revenue, Series 6,
              5.25%, 2/15/16, Callable 2/15/09
              @ 100, AMBAC....................     2,789

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 38

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 4,795    Water Development Board, Revenue,
              5.63%, 7/15/12, Callable 7/15/10
              @ 100...........................  $  5,511
   3,165    Wood Glen Housing Finance Corp.,
              Revenue, 7.13%, 9/1/21, Callable
              3/1/03 @ 100, FHA...............     3,202
                                                --------
                                                  58,858
                                                --------
Utah (0.5%):
   1,700    Salt Lake City, Municipal Building
              Authority, Lease Revenue, Series
              B, 5.50%, 10/15/14, Callable
              10/15/09 @ 101..................     1,953
   1,425    Salt Lake County, Municipal
              Building Authority, Lease
              Revenue, Series A, 5.00%,
              10/1/07.........................     1,594
                                                --------
                                                   3,547
                                                --------
Virginia (0.8%):
   2,070    Fairfax County, Public
              Improvement, Series A, GO, State
              Aid Withholding, 5.25%, 6/1/17,
              Callable 6/1/05 @ 102...........     2,234
   2,300    State Housing Development
              Authority, Revenue, Commonwealth
              Mortgage, Series B, 5.40%,
              1/1/14, Callable 7/1/10 @ 100...     2,490
   1,000    State Housing Development
              Authority, Revenue, Commonwealth
              Mortgage, Series B, 5.40%,
              7/1/14, Callable 7/1/10 @ 100...     1,083
                                                --------
                                                   5,807
                                                --------
Washington (10.7%):
   1,830    Chelan County, Public Utilities
              District #001, Revenue, Series
              88A, 5.90%, 7/1/13, Callable
              7/1/03 @ 102....................     1,872
   2,845    Cowlitz County, Public Utility
              District #001, Revenue, 5.00%,
              9/1/10, AMBAC...................     3,207
   2,255    Cowlitz County, Public Utility
              District #001, Revenue, 5.00%,
              9/1/11, AMBAC...................     2,536
     719    Kitsap County, Consolidated
              Housing Authority Revenue, Low
              Income Housing, 7.00%, 8/20/08,
              GNMA............................       807
   3,000    Kitsap County, School District
              #400, GO, 5.00%, 12/1/16,
              Callable 6/1/11 @ 100...........     3,252

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 1,300    Port Grays Harbor, Revenue, AMT,
              6.38%, 12/1/14, Callable 12/1/09
              @ 100...........................  $  1,448
  10,000    Seattle Light & Power, Revenue,
              5.50%, 3/1/13, Callable 3/1/11 @
              100, FSA........................    11,560
   5,140    Snohomish County, School District
              #006, Mukilteo, Refunding, GO,
              5.70%, 12/1/12, FGIC............     6,153
   3,525    Spokane & Whittman Counties,
              Cheney School District #360-316,
              GO, 5.60%, 12/1/14, Callable
              12/1/10 @ 100...................     4,060
   1,000    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 5.70%, 7/1/06.........     1,111
   2,000    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 6.00%, 7/1/06, MBIA...     2,254
   1,300    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series B, 5.60%, 7/1/07.........     1,467
  11,845    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 6.00%, 7/1/08,
              AMBAC...........................    13,854
   3,650    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series B, 5.13%, 7/1/16,
              Callable 7/1/07 @ 102...........     3,950
   2,000    State Public Power Supply System,
              Nuclear Project #2, Revenue,
              Series A, 6.00%, 7/1/08, FSA....     2,365
   3,800    State Public Power Supply System,
              Nuclear Project #2, Revenue,
              5.75%, 7/1/09...................     4,389
   3,000    State Public Power Supply System,
              Nuclear Project #3, Revenue,
              Series B, 5.65%, 7/1/08, MBIA...     3,465
   5,000    State Public Power Supply System,
              Nuclear Project #3, Revenue,
              Series B, 0.00%, 7/1/09.........     4,137
   4,000    State, GO, Series C, 5.50%,
              7/1/09..........................     4,640
                                                --------
                                                  76,527
                                                --------
West Virginia (0.9%):
   2,495    Harrison County, Community SO,
              Revenue, Series A, 6.25%,
              5/15/10, ETM....................     2,889

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,235    State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/13, Callable 5/1/11 @
              100, FGIC.......................  $  1,411
   1,000    State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/14, Callable 5/1/11 @
              100, FGIC.......................     1,129
   1,020    State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/15, Callable 5/1/11 @
              100, FGIC.......................     1,145
                                                --------
                                                   6,574
                                                --------
  Total Municipal Bonds                          672,454
                                                --------
WEEKLY DEMAND NOTES (1.6%):
New Jersey (1.3%):
   6,415    State Transportation Corp.,
              Certificate of Participation,
              Series 148, 9.95%, 3/15/09*.....     8,642
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Puerto Rico (0.3%):
 $ 1,750    Childrens Trust Fund, Tobacco
              Settlement Revenue, Series 149,
              10.41%, 7/1/08*.................  $  2,427
                                                --------
  Total Weekly Demand Notes                       11,069
                                                --------
MONTHLY DEMAND NOTES (0.6%):
Illinois (0.6%):
   4,200    Development Finance Authority,
              PCR, Revenue, Power Company
              Project, Series C, 2.25%,
              4/1/32, MBIA*...................     4,200
                                                --------
  Total Monthly Demand Notes                       4,200
                                                --------
INVESTMENT COMPANIES (2.0%):
  14,346    Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................    14,346
                                                --------
  Total Investment Companies                      14,346
                                                --------
Total (Cost $648,684) (a)                       $702,069
                                                ========

------------
Percentages indicated are based on net assets of $705,672.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $53,771
                   Unrealized depreciation......................     (386)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $53,385
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 40

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS (98.3%):
Alabama (1.5%):
 $ 8,000    State Public School & College
              Authority, Revenue, Series C,
              5.75%, 7/1/17...................  $  9,157
                                                --------
Alaska (2.1%):
   1,000    Anchorage Schools, GO, Series B,
              5.88%, 12/1/13, Callable 12/1/10
              @ 100, FGIC.....................     1,210
   2,000    Anchorage Schools, GO, Series B,
              5.88%, 12/1/14, Callable 12/1/10
              @ 100, FGIC.....................     2,344
   3,485    Energy Authority Power, Revenue,
              Bradley Lake-Fourth Series,
              6.00%, 7/1/17, FSA..............     4,237
   3,915    Energy Authority Power, Revenue,
              Bradley Lake-Fourth Series,
              6.00%, 7/1/19, FSA..............     4,763
                                                --------
                                                  12,554
                                                --------
Arizona (1.6%):
   3,610    Pima County, IDA, Charter Schools,
              Revenue, Series A, 6.75%,
              7/1/21, Callable 7/1/11 @ 100...     3,671
   1,090    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.25%,
              12/1/10, ACA....................     1,177
   1,170    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.30%,
              12/1/11, ACA....................     1,255
   3,000    State Transportation Board,
              Revenue, Grant Anticipation
              Notes, 5.25%, 1/1/07, MBIA......     3,341
                                                --------
                                                   9,444
                                                --------
California (7.8%):
   3,250    Anaheim Public Finance Authority,
              Revenue, Public Improvements
              Project, Series C, 6.00%,
              9/1/16, FSA.....................     4,010
   2,375    Golden State Tobacco
              Securitization Corp., Tobacco
              Settlement Revenue, Series A-2,
              6.49%, 6/1/42, Callable 6/1/13 @
              100.............................     2,375
   4,900    Orange County Recovery,
              Certificates of Participation,
              Series A, 5.70%, 7/1/10,
              Callable 7/1/06 @ 102, MBIA.....     5,555
   5,315    Orange County Recovery,
              Certificates of Participation,
              Series A, 5.80%, 7/1/16,
              Callable 7/1/06 @ 102, AMBAC....     5,961

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 1,000    Sacramento Cogeneration Authority,
              Revenue, 6.00%, 7/1/03..........  $  1,000
   1,500    Sacramento Cogeneration Authority,
              Revenue, 7.00%, 7/1/05..........     1,654
   2,500    Sacramento Cogeneration Authority,
              Revenue, 6.20%, 7/1/06, Callable
              7/1/05 @ 102....................     2,742
   6,650    San Bernardino City University
              School District, GO, Series A,
              5.75%, 8/1/19, FGIC.............     7,602
   4,000    State Department of Water
              Resources, Power Supply Revenue,
              Series A, 5.38%, 5/1/17,
              Callable 5/1/12 @ 101...........     4,448
   3,000    State Department of Water
              Resources, Power Supply,
              Revenue, Series A, 5.25%,
              5/1/20, Callable 5/1/12 @ 101,
              MBIA............................     3,297
   3,000    State, GO, 5.25%, 2/1/18, Callable
              2/1/13 @ 100....................     3,180
   5,000    State, GO, 5.00%, 2/1/32, Callable
              8/1/13 @ 100....................     4,944
                                                --------
                                                  46,768
                                                --------
Colorado (3.1%):
   6,925    Denver City & County, Airport
              Revenue, Series D, 7.75%,
              11/15/13, AMBAC.................     8,886
   5,280    Denver City & County, Certificates
              of Participation, Series B,
              5.75%, 12/1/16, Callable 12/1/10
              @101, AMBAC.....................     6,114
  10,000    E-470 Public Highway Authority,
              Revenue, Capital Appreciation,
              Series B, 0.00%, 9/1/22.........     3,880
                                                --------
                                                  18,880
                                                --------
Connecticut (1.5%):
   3,075    Housing Finance Authority,
              Revenue, Mortgage Sub-Series
              D-1, 5.90%, 5/15/16, Callable
              5/15/06 @ 102...................     3,245
   5,000    State, GO, Series A, 5.63%,
              5/15/13, Callable 5/15/06 @
              101.............................     5,635
                                                --------
                                                   8,880
                                                --------
District of Columbia (1.5%):
   3,965    Refunding, GO, Series B, 6.00%,
              6/1/19..........................     4,868

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
District of Columbia, continued:
 $ 4,370    Tobacco Settlement, Revenue, Asset
              Backed Bond, 6.25%, 5/15/24,
              Callable 5/15/11 @ 101..........  $  4,136
                                                --------
                                                   9,004
                                                --------
Florida (1.5%):
   5,000    Highlands County Health Facilities
              Authority, Hospital Revenue,
              Series A, 6.00%, 11/15/31.......     5,366
   4,000    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19, ACA.....     1,871
   2,255    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/20, ACA.....       986
   2,665    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/22, ACA.....     1,021
                                                --------
                                                   9,244
                                                --------
Georgia (5.2%):
   5,000    Atlanta Airport Revenue, Series A,
              5.50%, 1/1/26, Callable 1/1/12 @
              100, FGIC.......................     5,873
   1,500    Fairburn, Combined Utilities
              Revenue, 5.75%, 10/1/20,
              Callable 10/1/10 @101...........     1,579
   4,000    Forsyth County School District,
              GO, State Aid Withholding,
              5.75%, 2/1/17...................     4,584
   3,700    Forsyth County School District,
              GO, State Aid Withholding,
              5.75%, 2/1/19...................     4,205
     650    State Housing & Finance Authority,
              Revenue, Series B, 6.10%,
              12/1/12, Callable 6/1/05 @ 102,
              FHA.............................       685
   4,500    State Municipal, Electrical
              Authority, Power Revenue, 5.25%,
              1/1/25..........................     5,065
   2,490    State Municipal, Electrical
              Authority, Power Revenue, Series
              C, 5.25%, 1/1/25, Callable
              1/1/20 @ 100, MBIA..............     2,803
   5,000    State, GO, 6.75%, 9/1/11..........     6,355
                                                --------
                                                  31,149
                                                --------
Hawaii (1.4%):
   6,320    Honolulu City & County, GO, Series
              B, 8.00%, 10/1/10...............     8,334
                                                --------
Idaho (0.5%):
   2,320    University Revenues, Student Fee,
              Recreation Center Project,
              6.00%, 4/1/14, FSA..............     2,720
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois (8.8%):
 $ 1,750    Chicago Public Building
              Commission, Revenue, Series A,
              7.00%, 1/1/20, Callable 12/1/05
              @ 102, MBIA.....................  $  2,378
   3,275    Chicago Tax Increment, 5.00%,
              11/15/07, ACA...................     3,584
   5,000    Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/13, Callable 1/1/06 @
              102, AMBAC......................     5,556
   5,000    Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/14, Callable 1/1/06 @
              102, AMBAC......................     5,491
   3,990    Health Facilities Authority,
              Revenue, 5.50%, 8/1/20..........     4,429
   1,000    Health Facilities Authority,
              Revenue, Northwestern Memorial
              Hospital, Series A, 5.60%,
              8/15/06, Callable 8/15/04 @
              102.............................     1,063
   1,000    Health Facilities Authority,
              Revenue, Refunding, 6.00%,
              8/15/05, FGIC...................     1,090
   2,500    Housing Development Authority,
              Revenue, Series 3, 6.10%,
              9/1/13, Callable 9/1/03 @ 102...     2,556
   7,000    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 5.50%, 12/15/24........     7,581
   4,000    Northlake, GO, 5.60%, 12/1/14,
              Callable 12/1/05 @ 102, MBIA....     4,424
   6,000    Regional Transportation Authority,
              Revenue, 6.50%, 7/1/30, MBIA....     7,929
   4,725    Sales Tax Revenue, Series P,
              6.50%, 6/15/22..................     6,000
                                                --------
                                                  52,081
                                                --------
Indiana (8.7%):
     150    Ball State University, Revenue,
              Series H, 6.15%, 7/1/05, FGIC...       164
   1,550    Beech Grove School Building Corp.,
              Revenue, 6.25%, 7/5/16, Callable
              1/5/11 @ 100, MBIA..............     1,912
   2,000    East Allen Elementary School
              District Corp., Revenue, 5.88%,
              7/1/12, Callable 7/1/06 @ 102,
              FSA.............................     2,281
   1,000    Evansville Vanderburgh Corp.,
              Revenue, 5.80%, 8/1/16, Callable
              8/1/06 @ 102, MBIA..............     1,128
     500    Franklin Community School Building
              Corp., Revenue, 5.85%, 7/15/11,
              Callable 7/15/06 @ 102, FSA.....       571

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 42

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 2,000    Franklin Community School Building
              Corp., Revenue, 6.00%, 1/15/13,
              Callable 7/15/06 @ 102, FSA.....  $  2,294
   1,000    Health Facilities Finance
              Authority, Hospital Revenue,
              Clarian Health Partners, Inc.,
              Series A, 5.50%, 2/15/16,
              Callable 2/15/07 @ 102..........     1,057
   1,000    Health Facilities Finance
              Authority, Revenue, Series A,
              6.00%, 9/1/05...................     1,101
     200    Indiana State University, Revenue,
              Series G, 6.60%, 7/1/04,
              Callable 7/1/03 @ 101...........       211
   5,000    Indiana University, Revenue,
              Series K, 5.88%, 8/1/20,
              Callable 8/1/05 @ 102, MBIA.....     5,481
     120    Indianapolis Gas Utilities,
              Revenue, 7.00%, 6/1/08, Callable
              6/1/03 @ 100....................       134
     200    Lafayette Redevelopment Authority,
              EDR, 6.70%, 2/1/10, Prerefunded
              8/1/04 @ 102, MBIA..............       216
     255    Lafayette Redevelopment Authority,
              EDR, 6.80%, 8/1/10, Prerefunded
              8/1/04 @ 102, MBIA..............       276
     525    Merrillville Multi-School Building
              Corp., Revenue, 6.45%, 7/1/04,
              Callable 1/1/04 @ 100...........       553
   3,000    Municipal Power Agency Supply
              System, Revenue, Series B,
              5.50%, 1/1/16, Callable 1/1/14 @
              100, MBIA.......................     3,515
     250    North Warrick County School
              Building Corp., GO, 10.00%,
              1/1/04, Callable 7/1/03 @ 101...       261
     900    South Bend Community School
              Building Corp., Revenue, 5.70%,
              8/1/17, Callable 8/1/07 @ 101,
              FSA.............................     1,045
   1,500    South Bend Community School
              Building Corp., Revenue, 5.70%,
              8/1/19, Callable 8/1/07 @ 101,
              FSA.............................     1,742
     710    South Newton School Building
              Corp., Revenue, 5.80%, 7/15/12,
              Callable 1/15/05 @ 102, MBIA....       771
     750    State Educational Facilities
              Authority, Revenue, 6.00%,
              6/1/15, Callable 6/1/06 @ 102,
              MBIA............................       848
     850    State Housing Finance Authority,
              Multi-Unit Mortgage, Revenue,
              6.60%, 1/1/12, Callable 1/1/03 @
              102.............................       869

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 1,150    State Office Building Commission,
              Revenue, Series A, 5.50%,
              7/1/12, Callable 7/1/05 @ 102,
              AMBAC...........................  $  1,260
     280    State Recreational Development
              Communication, Revenue, Series
              A, 6.00%, 7/1/09, Prerefunded
              7/1/04 @ 101....................       297
     220    State Recreational Development
              Community, Revenue, Series A,
              6.00%, 7/1/09, Callable 7/01/04
              @ 101...........................       233
     665    State Vocational Technical
              College, Building Facilities
              Revenue, 5.90%, 7/1/06, Callable
              1/1/05 @ 102.00, AMBAC..........       720
     335    State Vocational Technical
              College, Building Facilities
              Revenue, 5.90%, 7/1/06, Callable
              1/1/05 @ 102.00, AMBAC..........       365
   2,100    Terre Haute North/South, Revenue,
              5.80%, 7/1/13, Callable 7/1/03 @
              102.............................     2,142
     500    Transportation Finance Authority,
              Airport Facility Revenue, Series
              A, 6.00%, 11/1/14, Callable
              11/1/05 @ 102...................       531
   3,115    Transportation Finance Authority,
              Highway Revenue, Series A,
              7.25%, 6/1/15...................     4,092
     885    Transportation Finance Authority,
              Highway Revenue, Series A,
              7.25%, 6/1/15, ETM..............     1,128
     755    Transportation Finance Authority,
              Revenue, Series A, 6.25%,
              11/1/16, Callable 11/1/03 @
              101.............................       773
   8,750    Transportation Finance Authority,
              Revenue, Series A, 6.80%,
              12/1/16, Callable 12/1/10 @
              100.............................    11,240
   1,180    Vincennes Community School
              Building Corp., Revenue, 6.00%,
              7/1/09, Callable 7/1/06 @ 102,
              FSA.............................     1,352
   1,000    Whitko Middle School Building
              Corp., Revenue, 5.88%, 7/15/12,
              Callable 1/15/07 @ 102, FSA.....     1,149
                                                --------
                                                  51,712
                                                --------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky (1.1%):
 $ 2,000    Louisville & Jefferson County,
              Medical Center, 5.50%, 5/1/22,
              Callable 5/1/12 @ 101...........  $  2,066
   4,090    Louisville & Jefferson County,
              Metropolitan Sewer & Drain
              Systems, Revenue, 5.63%,
              5/15/17, Callable 11/15/09 @
              101, FGIC.......................     4,643
                                                --------
                                                   6,709
                                                --------
Louisiana (2.9%):
   7,970    Baton Rouge Sales & Use Tax,
              Revenue, Refunding, Public
              Improvement, Series A, 5.25%,
              8/1/12, Callable 8/1/08 @
              101.50, FGIC....................     9,122
   3,915    Shreveport, GO, Series A, 5.25%,
              5/1/15, FGIC....................     4,346
   3,690    Shreveport, GO, Series A, 5.25%,
              5/1/16, FGIC....................     4,071
                                                --------
                                                  17,539
                                                --------
Maryland (0.8%):
   2,250    Prince Georges County, Public
              Improvement, GO, 5.00%, 5/15/07,
              FSA.............................     2,513
   2,250    State Community Development,
              Revenue, 6.20%, 4/1/14, Callable
              4/1/05 @ 102....................     2,362
                                                --------
                                                   4,875
                                                --------
Massachusetts (2.1%):
   4,185    Bay Transportation Authority, GO,
              General Transportation Systems,
              Series A, 5.50%, 3/1/16.........     4,715
   2,080    Housing Finance Agency, Revenue,
              6.00%, 12/1/15, Callable 12/1/05
              @ 102, AMBAC....................     2,134
   2,265    State Industrial Finance Agency,
              Revenue, 6.00%, 1/1/15, Callable
              1/1/06 @ 102, MBIA..............     2,528
   3,000    State, GO, Series D, 5.50%,
              8/1/19..........................     3,508
                                                --------
                                                  12,885
                                                --------
Michigan (3.2%):
   1,500    Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded
              5/1/07 @ 100, MBIA..............     1,725
   3,000    Delta County, Economic Development
              Corp., 6.25%, 4/15/27, Callable
              4/15/12 @ 100...................     3,119
   7,500    Municipal Bond Authority, Clean
              Water Revenue, 5.50%, 10/1/19...     8,903

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 5,000    State Housing Development
              Authority, Revenue, Series D,
              5.95%, 12/1/16, Callable 12/1/06
              @ 102...........................  $  5,361
                                                --------
                                                  19,108
                                                --------
Minnesota (0.8%):
   4,620    State Housing Finance Agency,
              Revenue, Series D, 5.90%,
              8/1/15, Callable 2/1/05 @ 102,
              MBIA............................     4,814
                                                --------
Mississippi (1.6%):
   7,940    Mississippi Development Bank
              Special Obligation, Gulfport
              Water & Sewer Project, Revenue,
              6.00%, 7/1/20, Callable 7/1/12 @
              102.............................     9,324
                                                --------
Nevada (3.1%):
   5,145    Clark County, IDR, 7.20%, 10/1/22,
              AMBAC...........................     5,417
  12,000    State Department of Business &
              Industry, Revenue, Capital
              Appreciation, Las Vegas
              Monorail, 0.00%, 1/1/16,
              AMBAC...........................     6,939
   6,000    Trukee Meadows Water Authority,
              Revenue, Series A, 5.00%,
              7/1/25, Callable 7/1/11 @ 100...     6,234
                                                --------
                                                  18,590
                                                --------
New Jersey (1.7%):
   9,000    State Transportation Trust Fund
              Authority, Revenue,
              Transportation Systems, Series
              B, 5.25%, 6/15/12, Callable
              6/15/07 @ 102...................    10,239
                                                --------
New Mexico (0.5%):
   2,820    State Mortgage Finance Authority,
              Single Family Revenue, 5.90%,
              7/1/16, Callable 7/1/07 @ 102,
              GNMA............................     3,022
                                                --------
New York (5.6%):
   3,000    Metropolitan Transportation
              Authority, Series A, 5.13%,
              1/1/24, Callable 7/1/12 @ 100...     3,145
     565    New York City Municipal Water
              Financing Authority, Water and
              Sewer Revenue, Series B, 6.00%,
              6/15/33, Callable 6/15/10
              @101............................       673

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 44

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 2,305    New York City Transitional Finance
              Authority, 5.50%, 2/1/15,
              Callable 2/1/11 @ 101...........  $  2,610
     695    New York City Transitional Finance
              Authority, Revenue, 5.50%,
              2/1/15, Prerefunded 2/1/11 @
              101.............................       823
   3,000    New York City Transitional Finance
              Authority, Revenue, 5.25%,
              2/1/29, Callable 2/1/11 @ 100...     3,376
   6,785    New York City, GO, Series A,
              6.00%, 5/15/18, Callable 5/15/10
              @ 101...........................     7,420
   3,500    New York City, GO, Series F,
              5.25%, 8/1/16, MBIA.............     3,825
   5,000    State Dormitory Authority,
              Revenue, 5.88%, 7/1/08, Callable
              7/1/06 @ 102....................     5,579
   3,000    State Dormitory Authority,
              Revenue, 5.13%, 7/1/21, Callable
              7/1/10 @ 100....................     3,142
   3,000    Tobacco Settlement Financing
              Corp., Series A1, 5.50%, 6/1/19,
              Callable 6/1/13 @ 100...........     3,239
                                                --------
                                                  33,832
                                                --------
North Carolina (5.7%):
   3,355    Charlotte Mecklenberg Hospital
              Authority, Revenue, Series A,
              5.60%, 1/15/10, Callable 1/15/06
              @ 102...........................     3,704
   3,510    Charlotte Mecklenberg Hospital,
              Revenue, 5.90%, 1/15/16,
              Callable 1/15/06 @ 102..........     3,891
   3,200    Charlotte, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 102...........     3,636
   3,400    Charlotte, GO, 5.50%, 6/1/18,
              Callable 6/1/10 @ 102...........     3,842
   4,400    Cumberland County, GO, 5.70%,
              3/1/18, Callable 3/1/10 @ 102...     5,003
   6,195    New Hanover County, Public
              Improvements, GO, 5.75%,
              11/1/18, Callable 11/1/10 @
              102.............................     7,114
   2,830    State Housing Finance Agency,
              Revenue, AMT, Single Family,
              Series BB, 6.50%, 9/1/26,
              Callable 3/1/05 @ 102...........     2,947

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Carolina, continued:
 $ 3,745    State Housing Finance Agency,
              Revenue, AMT, Single Family,
              Series FF, 6.25%, 3/1/28........  $  3,923
                                                --------
                                                  34,060
                                                --------
North Dakota (0.8%):
   4,325    Bismarck Health Care Facilities,
              Revenue, St. Alexius Medical
              Center, Series A, 5.25%, 7/1/15,
              Callable 7/1/08 @ 102, FSA......     4,644
                                                --------
Ohio (3.8%):
   7,000    Cleveland, Certificates of
              Participation, 5.25%, 11/15/13,
              Callable 11/15/07 @ 102,
              AMBAC...........................     8,006
   2,500    Franklin County, Ohio Health Care
              Facility, Revenue, Series A,
              5.13%, 7/1/22, Callable 7/1/12 @
              100.............................     2,554
     680    Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%,
              9/1/14, GNMA....................       713
   3,000    Lucas County Hospital, Revenue,
              Promedia Healthcare Obligation
              Group, 5.63%, 11/15/14, AMBAC...     3,460
     250    State Building Authority, State
              Facilities, Adult Correctional
              Building, Revenue, Series A,
              6.13%, 10/1/09, Callable 10/1/03
              @ 102...........................       258
   5,000    State Turnpike Commission,
              Revenue, Series A, 5.70%,
              2/15/17, Prerefunded 2/15/06 @
              102, MBIA.......................     5,644
   2,260    Toledo Lucas County, Port
              Development Authority, Revenue,
              AMT, 6.00%, 5/15/11.............     2,431
                                                --------
                                                  23,066
                                                --------
Oregon (1.6%):
   5,305    Clackamas County, School District
              #62C, GO, 6.00%, 6/15/16,
              Callable 6/15/10 @ 100..........     6,182
   3,000    Department of Administrative
              Services, Lottery Revenue,
              Series B, 5.25%, 4/1/15, FSA....     3,337
                                                --------
                                                   9,519
                                                --------
Pennsylvania (0.7%):
   3,675    Delaware River Port Authority,
              Revenue, 5.63%, 1/1/16, FSA.....     4,164
                                                --------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico (0.6%):
 $ 3,000    State, GO, Series C, 5.00%,
              7/1/28, MBIA....................  $  3,372
                                                --------
South Carolina (0.7%):
   2,000    Georgetown County, Environmental,
              Import, Revenue, Series A,
              5.70%, 4/1/14...................     2,228
   2,000    Greenville Hospital System
              Facilities, Revenue, Series A,
              5.60%, 5/1/10, Callable 5/1/06 @
              102.............................     2,158
                                                --------
                                                   4,386
                                                --------
South Dakota (0.9%):
   1,140    Building Authority, Lease Revenue,
              6.63%, 9/1/12, AMBAC............     1,175
   2,500    Heartland Consumers Power
              District, Electric Revenue,
              6.00%, 1/1/17, FSA..............     3,063
   1,000    State Housing Development
              Authority, Revenue, 6.25%,
              5/1/15, Callable 5/1/05 @ 102...     1,052
                                                --------
                                                   5,290
                                                --------
Tennessee (0.5%):
   1,360    Knox County Health, Educational &
              Housing Facilities Board,
              Revenue, 7.25%, 1/1/09, MBIA....     1,660
   1,300    Knox County Health, Educational &
              Housing Facilities Board,
              Revenue, 7.25%, 1/1/10, MBIA....     1,607
                                                --------
                                                   3,267
                                                --------
Texas (7.1%):
   3,000    Alliance Airport Authority,
              Facilities Revenue, Federal
              Express Corp. Project, 6.38%,
              4/1/21, Callable 4/1/06 @ 102...     3,197
   6,000    Brownsville Utilities System
              Revenue, 6.25%, 9/1/14, MBIA....     7,468
   3,000    Dallas-Fort Worth, Airport
              Revenue, Series A, 5.50%,
              11/1/20, Callable 11/1/11@ 100,
              FGIC............................     3,192
   1,020    Richardson Hospital Authority,
              Revenue, Richardson Medical,
              6.50%, 12/1/12, Prerefunded
              12/1/03 @ 102...................     1,057
   1,635    Richardson Hospital Authority,
              Revenue, Richardson Medical,
              6.50%, 12/1/12..................     1,682
   5,810    San Antonio Electric and Gas,
              Revenue, Series 00, 5.00%,
              2/1/17, Callable 2/1/17 @ 100...     6,585

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 5,000    State Public Finance Authority,
              GO, Series B, 5.63%, 10/1/12,
              Callable 10/1/06 @ 100..........  $  5,658
   3,000    State Turnpike Authority, Revenue,
              5.00%, 6/1/08...................     3,367
   3,000    State, GO, 5.25%, 8/1/07, GSL.....     3,346
   5,000    Texas A & M University, Revenue,
              5.38%, 5/15/16..................     5,559
   1,500    Tom Green County, Health
              Facilities, Hospital Revenue,
              Shannon Health System Project,
              6.20%, 5/15/11..................     1,623
                                                --------
                                                  42,734
                                                --------
Utah (1.6%):
   1,815    Board of Regents, Lease Revenue,
              Refunding, Dixie College, Series
              A, 5.50%, 5/1/23, Callable
              5/1/09 @ 100, AMBAC.............     1,971
   4,340    Salt Lake County, Revenue, 5.50%,
              10/1/11, Callable 10/1/09 @
              100.............................     5,034
   2,625    State Housing Finance Agency,
              Revenue, Single Family Mortgage,
              Issue A-2, AMT, 6.25%, 7/1/25,
              Callable 1/1/07 @ 102, FHA......     2,767
                                                --------
                                                   9,772
                                                --------
Virginia (1.0%):
   4,140    Norfolk Water, Revenue, 5.88%,
              11/1/14, Callable 11/1/05 @ 102,
              MBIA............................     4,608
   1,500    State Housing Development
              Authority, Revenue, Refunding,
              Series E, 5.60%, 11/1/10,
              Callable 11/1/03 @ 102..........     1,539
                                                --------
                                                   6,147
                                                --------
Washington (2.0%):
   5,000    Seattle Municipal Light & Power,
              Revenue, 6.00%, 10/1/18,
              Callable 10/1/09 @ 101..........     5,839
   5,430    Western Washington University,
              Revenue, 5.50%, 10/1/22,
              AMBAC...........................     6,273
                                                --------
                                                  12,112
                                                --------
West Virginia (1.0%):
   5,250    State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101....................     6,150
                                                --------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 46

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Wisconsin (1.7%):
 $ 5,000    Badger Tobacco Asset
              Securitization Corp., 6.38%,
              6/1/32, Callable 6/1/12 @ 100...  $  4,376
   1,075    Housing & Economic Development
              Authority, Revenue, Series A,
              6.15%, 9/1/17, Callable 3/1/05 @
              102.............................     1,122
   4,000    State, GO, Series C, 6.00%,
              5/1/19, Callable 5/1/10 @ 100...     4,650
                                                --------
                                                  10,148
                                                --------
  Total Municipal Bonds                          589,695
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MONTHLY DEMAND NOTES (0.7%):
Illinois (0.7%):
 $ 4,000    Development Finance Authority,
              PCR, Revenue, Power Company
              Project, Series C, 2.25%,
              4/1/32, MBIA....................  $  4,000
                                                --------
  Total Monthly Demand Notes                       4,000
                                                --------
INVESTMENT COMPANIES (0.1%):
     792    Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................       792
                                                --------
  Total Investment Companies                         792
                                                --------
Total (Cost $531,580) (a)                       $594,487
                                                ========

------------
Percentages indicated are based on net assets of $600,110.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $63,134
                   Unrealized depreciation......................     (227)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $62,907
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS (94.0%):
Alabama (0.0%):
 $   285    Housing Finance Authority,
              Single Family Housing
              Revenue, Home Mortgage,
              Series A-1, 5.80%, 10/1/08,
              Callable 4/1/05 @ 102,
              GNMA/FNMA/FHLMC..............  $       302
                                             -----------
Alaska (2.0%):
   6,600    North Slope Boro, Series A,
              0.00%, 6/30/12, MBIA.........        4,729
   3,700    North Slope Boro, Capital
              Appreciation, GO, Series A,
              0.00%, 6/30/08, MBIA.........        3,247
   3,235    Northern Tobacco Securitization
              Corp., Tobacco Settlement
              Revenue, 5.40%, 6/1/08.......        3,318
   1,195    State Housing Finance Corp.,
              Revenue, Series A-1, 5.30%,
              12/1/12, Callable 12/1/07 @
              101.50, MBIA.................        1,276
   1,305    State Housing Finance Corp.,
              Revenue, Series A-1, 5.15%,
              6/1/13, Callable 6/1/08 @
              101..........................        1,390
  12,940    State Housing Finance Corp.,
              Revenue, Series A, 0.00%,
              12/1/17, Callable 6/1/07 @
              54, MBIA.....................        5,764
   1,150    State Housing Finance Corp.,
              Series A, 3.60%, 6/1/11......        1,167
   1,870    Student Loan Corp., Loan
              Revenue, 6.20%, 7/1/09,
              Callable 7/1/06 @ 100,
              AMBAC........................        2,018
   2,750    Student Loan Corp., Revenue,
              Series A, AMT, 5.75%, 7/1/14,
              Callable 7/1/07 @ 100,
              AMBAC........................        2,899
                                             -----------
                                                  25,808
                                             -----------
Arizona (4.6%):
   4,470    Educational Loan Marketing
              Corp., Revenue, Series A-2
              AMT, 2.05%, 12/1/05, LOC:
              Guaranteed Student Loans.....        4,505
   2,585    Gila County, Certificates of
              Participation, 6.40%,
              6/1/14.......................        2,804
   1,000    Gila County, IDA, Revenue,
              Cobre Valley Hospital, 6.00%,
              12/1/20, Callable 12/1/10 @
              101, ACA.....................        1,080

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,775    Housing Finance Authority,
              Tuscon-Pima Individual
              Development, Series 2A,
              5.63%, 7/1/34, Callable
              7/1/12 @ 102, GNMA...........  $     1,923
     500    Maricopa County, IDA,
              Correctional Facilities,
              Phoenix West Prison, 5.00%,
              7/1/16, Callable 7/1/12 @
              100, ACA.....................          520
   1,145    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Villas at Augusta Project,
              5.00%, 10/20/10, GNMA........        1,248
   1,275    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Villas at Augusta Project,
              6.40%, 10/20/20, Callable
              10/20/10 @ 105, GNMA.........        1,401
   6,705    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Coral Point Apartments
              Project, Series A, 4.95%,
              3/1/28, Callable 3/1/06 @
              101..........................        7,045
   1,385    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Coral Point Apartments
              Project, Series B, AMT,
              5.10%, 3/1/28, Callable
              3/1/06 @ 101.................        1,457
   2,775    Maricopa County, IDA, Single
              Family Mortgage Revenue,
              3.50%, 3/1/34, Callable
              9/1/12 @ 103.50, GNMA........        2,940
   1,880    Maricopa County, Unified School
              District #90, GO, Saddle
              Mountain School Improvement,
              3.75%, 7/1/07, Series A......        1,957
   2,130    Maricopa County, Unified School
              District #90, GO, Saddle
              Mountain School Improvement,
              4.50%, 7/1/08, Series A......        2,275
   2,155    Maricopa County, Unified School
              District #90, GO, Saddle
              Mountain School Improvement,
              5.00%, 7/1/09, Series A......        2,349
   2,190    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Tierra
              Antigua IDA, Series 15, AMT,
              5.75%, 11/1/34, Callable
              12/1/11 @ 100................        2,193

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 48

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,840    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Western Groves Apartments,
              Series 4, 5.80%, 11/1/34,
              Callable 12/1/11 @ 100.......  $     2,847
   5,890    Phoenix IDA, Single Family
              Mortgage Revenue, 5.65%,
              3/1/28, AMT, Callable 3/1/12
              @ 102, GNMA/ FNMA/FHLMC......        6,254
   2,695    Phoenix, IDA, Single Family
              Mortgage Revenue, 3.50%,
              3/1/34, Callable 9/1/12 @
              103.50, GNMA.................        2,856
   1,570    Pima County, IDA Revenue,
              Charter School Project,
              Series G, 6.50%, 7/1/23,
              Callable 7/1/12 @ 100........        1,567
   1,615    Pima County, IDA, Single Family
              Mortgage Revenue, Series A-1,
              AMT, 5.00%, 5/1/25, Callable
              11/1/10 @ 101, GNMA/
              FNMA/FHLMC...................        1,754
   1,545    Pima County, IDA, Single Family
              Mortgage Revenue, AMT, 5.80%,
              11/1/32, Callable 5/1/10 @
              101, GNMA/ FNMA/FHLMC........        1,618
   3,000    Pinal County, IDA, Correctional
              Facilities Contract, Revenue,
              Florence West Prison, Series
              A, 5.00%, 10/1/18, Callable
              10/1/12 @100, ACA............        3,066
     775    Tucson & Pima County, IDA,
              Single Family Mortgage
              Revenue, Series 1-A, AMT,
              5.70%, 7/1/12, Callable
              1/1/10 @ 101, FNMA/GNMA......          798
     500    Tucson & Pima County, IDA,
              Single Family Mortgage
              Revenue, Series 1-A, AMT,
              6.10%, 7/1/22, Callable
              1/1/10 @ 101, FNMA/GNMA......          517
   3,165    Tucson & Pima County, IDA,
              Single Family Mortgage
              Revenue, Series 1A, 5.63%,
              7/1/34, Callable 7/1/12 @
              102, GNMA....................        3,449
                                             -----------
                                                  58,423
                                             -----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Arkansas (0.1%):
 $    25    Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series B, 7.75%,
              8/1/11, Callable 2/1/04 @
              100..........................  $        26
      97    Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series A-2, 7.90%,
              8/1/11, Callable 8/1/03 @
              103, FNMA....................           98
      50    Jacksonville, Residential
              Housing Facilities Board,
              Single Family Mortgage
              Revenue, Series B, 7.75%,
              1/1/11, Callable 7/1/05 @
              103..........................           52
     164    Jacksonville, Residential
              Housing Facilities Board,
              Single Family Mortgage
              Revenue, Series A-2, 7.90%,
              1/1/11, Callable 7/1/03 @
              103, FNMA....................          169
     177    Lonoke County, Residential
              Housing Facilities Board,
              Single Family Mortgage
              Revenue, Series A-2, 7.90%,
              4/1/11, FNMA.................          186
     910    State Development Finance
              Authority, Revenue, Series 1,
              0.00%, 12/1/11...............          490
      95    Stuttgart Public Facilities
              Board, Single Family Mortgage
              Revenue, Series A-2, 7.90%,
              9/1/11, Callable 9/1/03 @
              103, FNMA....................           99
                                             -----------
                                                   1,120
                                             -----------
California (4.2%):
   4,749    Contra Costa County,
              Multi-Family Mortgage
              Revenue, Crescent Park,
              Series B, 7.80%, 6/20/34,
              Callable 6/20/04 @ 105,
              GNMA.........................        5,101
   4,000    Golden State Tobacco
              Securitization, Series 03A-1,
              5.00%, 6/1/12................        3,746
   4,170    Housing Finance Agency,
              Revenue, Series C, AMT,
              1.00%, 8/1/31, FSA*..........        4,170

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 2,875    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Wildwood, Series 10, AMT,
              5.85%, 11/1/34, Mandatory Put
              11/1/16 @ 100................  $     2,880
   2,865    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Meridean, Series 9, AMT,
              5.85%, 11/1/34, Mandatory Put
              11/1/16 @ 100................        2,870
   2,650    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Skyway
              Villas, Series 7, AMT, 5.95%,
              11/1/34, Mandatory Put
              11/1/16 @ 100................        2,655
     280    Redondo Beach, Redevelopment
              Agency, Residential Mortgage
              Revenue, Series B, 6.25%,
              6/1/11, Callable 6/1/03 @
              100..........................          280
   1,925    Rural Home Mortgage Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              5.00%, 12/1/11, GNMA/FNMA....        2,071
   4,075    Rural Home Mortgage Finance
              Authority, Single Family
              Mortgage Revenue, Series D,
              AMT, 7.10%, 6/1/31, Callable
              6/1/10 @ 102, GNMA/FNMA......        4,331
   2,680    San Jose, Multi-Family Housing
              Revenue, Helzer Courts
              Apartments, Series A, AMT,
              6.20%, 6/1/19, Callable
              12/1/09 @ 102 (b)............        2,680
   5,000    Southern California Public
              Power Authority, Project
              Revenue, 5.25%, 1/1/20.......        5,626
   2,000    State Department Water
              Resource, Power Supply
              Revenue, Series A, 5.50%,
              5/1/10, MBIA.................        2,304
   3,000    State Department Water
              Resource, Public Power
              Supply, Series A, 5.25%,
              5/1/10.......................        3,410
   5,000    State, GO, 10.89%, 2/1/15,
              ICR*.........................        7,208

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $   500    Statewide Community Development
              Authority, Revenue,
              Certificates of
              Participation, 5.40%,
              11/1/15, Callable 11/1/03 @
              102..........................  $       512
   3,400    Statewide Community Development
              Authority, Multi-Family
              Revenue, Cudahy Gardens,
              Series J, AMT, 5.60%, 4/1/29,
              Callable 4/1/03 @ 102, LOC:
              Swiss Bank...................        3,474
                                             -----------
                                                  53,318
                                             -----------
Colorado (10.4%):
   1,330    Arapahoe County School District
              #6 Littleton, GO, 5.00%,
              12/1/13......................        1,509
   6,650    Arapahoe County School District
              #6 Littleton, GO, 5.25%,
              12/1/14......................        7,614
   2,300    Arapahoe County, Single Family
              Mortgage Revenue, 0.00%,
              9/1/10.......................        1,827
   1,920    Aurora, IDR, McKesson Corp.,
              Series A, 5.38%, 12/1/11,
              Callable 12/1/04 @ 100.......        1,961
   5,030    Aurora, Single Family Mortgage
              Revenue, Series A-2, 0.00%,
              9/1/15, Prerefunded 3/1/13 @
              75.20........................        2,635
   1,600    Brush Creek Metropolitan
              District, GO, Refunding,
              6.70%, 11/15/09, Callable
              11/15/03 @ 101...............        1,636
     755    Cordillera Metropolitan
              District, Eagle County, GO,
              Series A, 6.10%, 12/1/17,
              Callable 12/1/10 @ 100.......          826
   2,500    Countrydale Metropolitan
              District, GO, 3.50%, 12/1/32,
              Mandatory Put 12/1/07 @ 100,
              LOC: Compass Bank............        2,569
   2,060    Denver City & County Single
              Family Mortgage Revenue,
              Home-Metro Mayors Caucus,
              Series A, 7.30%, 11/1/31,
              Callable 11/1/10 @ 103.25,
              GNMA/ FNMA/FHLMC.............        2,150
   5,000    Denver City & County, Airport
              Revenue, Series A, AMT,
              6.00%, 11/15/10, AMBAC.......        5,859

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 50

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 9,000    Denver City & County, Airport
              Revenue, Series A, 6.00%,
              11/15/14, Callable 11/15/10 @
              100..........................  $    10,290
   2,000    Denver City & County, Airport
              Revenue, Series A, Refunding
              Series A, 6.00%, 11/15/12,
              Callable 11/15/10 @ 100,
              AMBAC........................        2,298
   1,000    Denver City & County, Single
              Family Residential Revenue,
              Series A, 0.00%, 7/1/10,
              Callable 7/1/08 @ 91.87......          703
   9,850    Denver City & County, Single
              Family Residential Revenue,
              Series A, 0.00%, 7/10/14,
              Callable 7/1/08 @ 73.56......        5,478
   1,000    Denver City & County, Special
              Facilities, Airport Revenue,
              Rental Car Project, Series A,
              6.00%, 1/1/13, Callable
              1/1/09 @ 101.................        1,143
   1,180    Englewood, Multi-Family Housing
              Revenue, Marks Apartments,
              Series B, 6.00%, 12/15/18,
              Callable 12/15/03 @ 100, LOC:
              Citibank.....................        1,185
   2,500    Englewood, Multi-Family Housing
              Revenue, Marks Apartments,
              6.65%, 12/1/26, Callable
              12/1/06 @ 102................        2,560
   1,000    Erie Water Enterprise, Revenue,
              5.13%, 12/1/10, Callable
              12/1/08 @ 100, ACA...........        1,073
   1,135    Health Facilities Authority,
              Revenue, Series A, 6.40%,
              1/1/10, Callable 1/1/07 @
              101..........................        1,127
     430    Housing & Finance Authority,
              Multi-Family Housing,
              Revenue, Class III-A3, 4.90%,
              10/1/11......................          457
   2,720    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              Series C-3, 5.70%, 10/1/21,
              Callable 11/1/03 @ 100, FHA..        2,722
   2,355    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.65%,
              10/1/28, Callable 4/1/05 @
              102..........................        2,444

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,000    Housing & Finance Authority,
              Multi-Family Revenue Project,
              Series C-3, Class I, AMT,
              4.35%, 10/1/10...............  $     1,045
     680    Housing & Finance Authority,
              Multi-Family Revenue Project,
              Series C-3, Class I, AMT,
              4.45%, 4/1/11................          707
   1,030    Housing & Finance Authority,
              Multi-Family Revenue Project,
              Series C-3, Class I, AMT,
              4.55%, 10/1/12...............        1,077
   1,020    Housing & Finance Authority,
              Multi-Family Revenue Project,
              Series C-3, Class I, AMT,
              4.65%, 10/1/13, Callable
              10/1/12 @ 100................        1,063
   1,195    Housing & Finance Authority,
              Revenue, Single Family
              Program, Series B, 5.00%,
              8/1/13, Callable 2/1/11 @
              102..........................        1,293
   4,000    Housing & Finance Authority,
              Series B-5, AMT, 4.80%,
              5/1/30, Callable 5/1/12 @
              100..........................        4,175
   1,085    Housing & Finance Authority,
              Single Family Housing
              Revenue, Series A-3, 6.30%,
              8/1/12, Callable 2/1/11 @
              105..........................        1,163
     635    Housing & Finance Authority,
              Single Family Housing
              Revenue, Series C-2, AMT,
              8.40%, 10/1/21, Callable
              4/1/10 @ 105.................          668
   1,400    Housing & Finance Authority,
              Single Family Housing
              Revenue, Series B-2, AMT,
              6.10%, 8/1/23, Callable
              2/1/11 @ 105.................        1,457
   3,745    Housing and Finance Authority,
              Revenue, Single Family
              Program Service, Series C-2,
              AMT, 7.05%, 4/1/31, Callable
              10/1/16 @ 100, FHA/VA........        3,929
   5,992    Ironwood Trust, GO, Series 00A,
              5.80%, 1/1/04, Mandatory Call
              1/1/04 @ 101 (b).............        6,194
   3,500    Mesa County, Residential
              Revenue, Refunding, 0.00%,
              12/1/11, ETM.................        2,622

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $10,000    Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series A, 0.00%, 1/1/07,
              MBIA.........................  $     9,262
   2,075    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Rocky Mountain Project,
              Series 00-4, AMT, 6.00%,
              11/1/33, Callable 12/1/10 @
              100..........................        2,139
   2,950    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Northglenn Project, Series
              00-3, AMT, 6.00%, 11/1/33,
              Callable 12/1/10 @ 100.......        3,041
   2,775    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Castel Highlands Project,
              Series 00-2, AMT, 6.00%,
              11/1/33, Callable 12/1/10 @
              100..........................        2,860
   2,040    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Tyler's Creek Project, Series
              00-10, AMT, 6.00%, 11/1/33,
              Callable 12/1/10 @ 100.......        2,103
   1,070    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Landings Project, Series
              00-5, AMT, 6.00%, 11/1/33,
              Callable 12/1/10 @ 100.......        1,103
   2,365    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Centennial East Project,
              Series 00-1, AMT, 6.00%,
              11/1/33, Callable 12/1/10 @
              100..........................        2,438
   1,585    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Lawrenceville Brisben
              Project, Series 00-11, AMT,
              6.00%, 11/1/33, Callable
              12/1/10 @ 100................        1,634
   1,370    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Stanford Arms, Series 17,
              AMT, 5.75%, 11/1/34,
              Mandatory Put 11/1/16 @
              100..........................        1,372
   1,935    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Sterling Park, Series 13,
              AMT, 5.80%, 11/1/34..........        1,937

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 7,480    Northern Metropolitan District,
              Adams County, GO, 6.50%,
              12/1/16, Callable 12/1/07 @
              102, MBIA....................  $     8,452
   5,000    Platte River Power Authority,
              Power Revenue, Series EE,
              5.38%, 6/1/13, Callable
              6/1/12 @ 100.................        5,765
   1,000    State College Board Trustees
              Auxiliary, Facilities System
              Revenue, Refunding, Series B,
              5.00%, 5/15/13, MBIA.........        1,138
   1,000    State College Board Trustees
              Auxiliary, Facilities System
              Revenue, Refunding, Series B,
              5.00%, 5/15/14, Callable
              5/15/13 @ 100, MBIA..........        1,127
   1,035    State College Board Trustees
              Auxiliary, Facilities System
              Revenue, Refunding, Series B,
              5.00%, 5/15/15, Callable
              5/15/13 @ 100, MBIA..........        1,150
                                             -----------
                                                 130,980
                                             -----------
Connecticut (1.4%):
   4,350    Stamford, Housing Authority,
              Multi-Family Housing Revenue,
              Rippowam Project, 6.25%,
              10/1/19, Callable 10/1/08 @
              103..........................        4,571
   9,200    Stamford, Housing Authority,
              Multi-Family Housing Revenue,
              Rippowam Project, 6.38%,
              10/1/29, Callable 10/1/08 @
              103..........................        9,582
   3,250    State, GO, Series A, 5.00%,
              4/15/13......................        3,703
                                             -----------
                                                  17,856
                                             -----------
Delaware (0.3%):
   3,600    State Housing Authority, Single
              Family Mortgage, Revenue,
              Series A-1, 5.17%, 1/1/30,
              Callable 7/1/09 @ 101........        3,668
                                             -----------
District of Columbia (0.5%):
   4,000    Certificates of Participation,
              Series R-231, 9.36%, 1/1/13,
              AMBAC*.......................        5,010
   1,000    GO, Unrefunded, Balanced
              Referendum A-1, 6.00%,
              6/1/11, MBIA.................        1,194

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 52

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
District of Columbia, continued:
 $   195    Housing Finance Agency, Single
              Family Housing Revenue,
              Series A, AMT, 5.50%,
              12/1/06......................  $       203
     215    Housing Finance Agency, Single
              Family Housing Revenue,
              Series A, AMT, 5.65%,
              12/1/08......................          224
     220    Housing Finance Agency, Single
              Family Housing Revenue,
              Series A, AMT, 5.70%,
              12/1/09......................          230
                                             -----------
                                                   6,861
                                             -----------
Florida (4.1%):
   2,700    Broward County, GO, Series B,
              5.00%, 1/1/08................        3,018
   2,385    Capital Projects Finance
              Authority, Student Housing,
              Revenue, 5.50%, 10/1/13,
              Callable 10/1/11 @ 102,
              MBIA.........................        2,687
   3,000    Capital Trust Agency, Revenue,
              Seminole Tribe Convention,
              Series C, 6.00%, 10/1/17,
              Callable 10/1/12 @ 101,
              ACA..........................        3,269
   3,290    CRS Tax-Exempt Trust,
              Certificates of
              Participation, Series A,
              7.38%, 12/5/21 (b)...........        3,387
   3,685    Fort Pierce Utilities Authority
              Revenue, 5.00%, 10/1/12,
              AMBAC........................        4,209
   2,330    Fort Pierce Utilities Authority
              Revenue, 5.00%, 10/1/14,
              AMBAC........................        2,636
   2,300    Fort Pierce Utilities Authority
              Revenue, 5.00%, 10/1/15,
              AMBAC........................        2,573
   2,000    Fort Pierce Utilities Authority
              Revenue, 5.00%, 10/1/16,
              AMBAC........................        2,214
   1,345    Housing Finance Corp.,
              Homeowner Mortgage Revenue,
              Series 2, AMT, 4.75%, 7/1/19,
              Callable 6/1/07 @ 101.50,
              MBIA.........................        1,407

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $   955    Lee County, Housing Finance
              Authority, Single Family
              Housing Revenue, Series A-3,
              AMT, 6.40%, 3/1/28, Callable
              3/1/08 @ 105, GNMA/
              FNMA/FHLMC...................  $     1,015
   2,850    Lee County, Housing Finance
              Authority, Single Family
              Housing Revenue, Series A-3,
              AMT, 5.05%, 3/1/29, Callable
              3/1/08 @ 102, GNMA/
              FNMA/FHLMC...................        2,865
   1,960    Leon County, School Board
              Certificates of
              Participation, Master Lease
              Program, 5.13%, 7/1/17,
              Callable 7/1/07 @ 101,
              MBIA.........................        2,117
     260    Manatee County, Housing Finance
              Authority, Single Family
              Housing Revenue, Sub-Series
              1, AMT, 8.38%, 5/1/25, GNMA/
              FHLMC........................          269
   5,000    Miami Health Facilities
              Authority, 5.25%, 8/15/15,
              Callable 8/15/04 @ 102,
              AMBAC........................        5,250
   1,335    Miami-Dade County, Housing
              Finance Authority, Single
              Family Housing Revenue,
              Series A-1, AMT, 5.90%,
              6/1/25, Callable 6/1/08 @
              103, FHLMC...................        1,416
   2,900    Miami-Dade County, Split
              Obligation, Revenue, Sub-
              Series A, 0.00%, 10/1/16,
              Callable 4/1/08 @ 65.58,
              MBIA.........................        1,530
   3,000    Orange County, Housing Finance
              Authority, 5.40%, 9/1/32,
              Callable 9/1/12 @ 100,
              GNMA/FNMA....................        3,333
   1,100    Pompano Beach Water & Sewer
              Revenue, 5.50%, 7/1/16,
              Callable 7/1/07 @ 101, FGIC..        1,231
   1,000    Port Orange Water & Sewer
              Revenue, Referendum, 5.00%,
              10/1/16, Callable 10/1/12 @
              101, AMBAC...................        1,105
   1,320    Santa Rosa Bay Bridge
              Authority, Revenue, Capital
              Appreciation, 0.00%, 7/1/08,
              ACA..........................        1,155

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,625    Santa Rosa Bay Bridge
              Authority, Revenue, Capital
              Appreciation, 0.00%, 7/1/09,
              ACA..........................  $     1,356
   1,535    Santa Rosa Bay Bridge
              Authority, Revenue, Capital
              Appreciation, 0.00%, 7/1/12,
              ACA..........................        1,092
   2,345    Tampa Water & Sewer Revenue,
              0.00%, 10/1/05...............        2,264
                                             -----------
                                                  51,398
                                             -----------
Georgia (2.6%):
   1,500    Atlanta Airport Facilities,
              Revenue, Series A, 6.50%,
              1/1/08, AMBAC................        1,783
   1,000    Atlanta Urban Residential
              Finance Authority,
              Multi-Family Revenue,
              Refunding, Housing City Plaza
              Project, 4.55%, 12/1/28, Put
              12/1/08 @ 100, FNMA..........        1,072
   1,640    Augusta Water & Sewer Revenue,
              5.25%, 10/1/14, Callable
              10/1/12 @ 100................        1,871
   2,805    Clayton County, Housing
              Authority, Multi-Family
              Housing Revenue, Southlake
              Cove Project, 5.60%,
              12/20/13, Callable 12/20/12 @
              104, GNMA....................        3,123
   1,000    Coweta County Water & Sewer
              Authority, Revenue, 5.00%,
              6/1/13, Callable 6/1/11 @
              102..........................        1,132
   5,000    DeKalb County, Housing
              Authority, Multi-Family
              Housing Revenue, Friendly
              Hills Apartments, Series A,
              AMT, 7.05%, 1/1/39, Callable
              1/1/08 @ 104, FHA............        5,473
   1,000    Fulton County School District,
              GO, Refunding, 5.25%,
              1/1/13.......................        1,164
   1,765    Fulton County, Housing
              Authority, Multi-Family
              Housing Revenue, Concorde
              Place Apartments Project,
              Series A, AMT, 6.30%, 7/1/16,
              Callable 7/1/06 @ 102........        2,089
   2,245    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Stonecrest, Series 8, AMT,
              5.90%, 11/1/34, Callable
              12/1/11 @ 100................        2,248

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $ 2,050    State Housing & Finance
              Authority Revenue, Single
              Family Housing Revenue,
              Sub-Series C-1, 5.55%,
              12/1/16, Callable 12/1/07 @
              101.50.......................  $     2,190
   8,400    State, Series D, 5.80%,
              11/1/12, Callable 11/1/09 @
              102..........................       10,040
                                             -----------
                                                  32,185
                                             -----------
Hawaii (0.2%):
   1,175    Honolulu City & County,
              Mortgage Revenue,
              Smith-Beretania, Series 8A,
              4.80%, 1/1/12, Callable
              1/1/04 @ 100, MBIA...........        1,180
   1,285    State Housing & Community
              Development Corp.,
              Multi-Family Housing Revenue,
              Sunset Villas, 5.00%,
              7/20/11, GNMA................        1,389
                                             -----------
                                                   2,569
                                             -----------
Idaho (0.6%):
   1,230    Blaine County, School District
              #61, Certificates of
              Participation, 5.00%,
              7/30/10, AMBAC...............        1,397
   1,555    Blaine County, School District
              #61 Hailey, GO, 5.00%,
              7/30/08......................        1,757
     825    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Sub-Series A, 5.35%,
              7/1/11, Callable 1/1/08 @
              101.50, FHA/VA...............          859
     605    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series E-2, AMT,
              5.95%, 7/1/14, Callable
              1/1/07 @ 101.50..............          632
   1,015    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series H, AMT,
              6.05%, 7/1/14, Callable
              1/1/07 @ 102, FHA/VA.........        1,078
     680    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series D, AMT,
              6.45%, 7/1/14, Callable
              1/1/06 @ 102, FHA............          709

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 54

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Idaho, continued:
 $ 1,580    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series D-2, AMT,
              4.95%, 7/1/28, Callable
              1/1/08 @ 101.50, FHA.........  $     1,684
                                             -----------
                                                   8,116
                                             -----------
Illinois (4.2%):
  12,410    Aurora, Multi-Family Housing
              Revenue, Covey Fox Valley
              Apartments Project, 5.30%,
              11/1/27, Callable 11/1/05 @
              101..........................       13,151
   4,575    Chicago City Colleges, Capital
              Improvement, GO, 6.00%,
              1/1/10, FGIC.................        5,409
   4,450    Chicago Heights, GO, Series A,
              5.65%, 12/1/16, Callable
              12/1/08 @ 100, FGIC..........        5,071
   3,000    Chicago, Single Family Mortgage
              Revenue, Series B, 6.00%,
              4/1/26, Callable 4/1/12 @
              103, GNMA/FNMA/ FHLMC........        3,250
   1,410    Chicago, Single Family Mortgage
              Revenue, Series C, 7.00%,
              3/1/32, Callable 9/1/10 @
              105, MBIA/GNMA/FNMA/ FHLMC...        1,479
   3,000    Chicago, Single Family Mortgage
              Revenue, Series B, 6.00%,
              10/1/33, GNMA/FNMA/ FHLMC....        3,207
   1,195    Clay County, Hospital Revenue,
              5.70%, 12/1/18, Callable
              12/1/08 @ 102................        1,057
   2,570    Clay County, Hospital Revenue,
              5.90%, 12/1/28, Callable
              12/1/08 @ 102................        2,242
   1,000    Cook County, School District
              #219, Niles Township, GO,
              5.88%, 12/1/12, Callable
              12/1/10 @ 100, FGIC..........        1,191
   2,660    Cook County, School District
              #219, Niles Township, GO,
              5.88%, 12/1/13, Callable
              12/1/10 @ 100, FGIC..........        3,167
   2,745    De Kalb & Ogle Counties,
              Community College District
              #523, 5.75%, 2/1/13, Callable
              2/1/10 @ 100, FSA............        3,195

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,500    Moline, Mortgage Revenue, Sub-
              Series 1, 0.00%, 5/1/11......  $       863
     310    Peoria Moline & Freeport Single
              Family Revenue, Series A,
              AMT, 7.60%, 4/1/27, Callable
              10/1/05 @ 105, GNMA..........          331
   3,500    Peru, IDR, Consolidated
              Freightways Corp. Project,
              Series B, 5.25%,
              1/1/04 (b)(c)................          690
   3,430    State Development Finance
              Authority, Multi-Family
              Housing Revenue, Series A,
              6.50%, 7/20/15, Callable
              7/20/10 @ 105................        3,843
   4,465    State Development Finance
              Authority, Multi-Family
              Housing Revenue, Series A,
              6.60%, 7/20/21, Callable
              7/20/10 @ 105................        4,974
                                             -----------
                                                  53,120
                                             -----------
Indiana (2.7%):
   4,900    Fremont, IDR, Consolidated
              Freightways Corp. Project,
              5.25%, 5/1/04 (b)(c).........          965
   2,000    Indianapolis, Local Public
              Improvements Bond Bank,
              Revenue, Series A, 6.50%,
              1/1/08.......................        2,355
  14,095    Indianapolis Airport Authority,
              Special Facilities Revenue,
              Federal Express Corp.
              Project, AMT, 7.10%, 1/15/17,
              Callable 7/15/04 @ 102.......       14,987
   2,190    State Housing Finance
              Authority, Single Family
              Mortgage Revenue, Series A-2,
              AMT, 6.45%, 7/1/14, Callable
              7/1/05 @ 102, FHA/VA.........        2,271
   3,130    State Toll Finance Authority,
              Toll Road Revenue, 6.00%,
              7/1/15, Callable 7/1/03 @
              100..........................        3,135
   4,550    Transportation Finance
              Authority, Highway Revenue,
              Series A, 5.75%, 6/1/12,
              AMBAC........................        5,431
   3,735    Transportation Finance
              Authority, Highway Revenue,
              5.25%, 12/1/13, Callable
              12/1/08 @ 101, MBIA..........        4,298
                                             -----------
                                                  33,442
                                             -----------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Iowa (0.3%):
 $   690    Finance Authority, Single
              Family Mortgage Revenue,
              0.00%, 9/1/16, AMBAC.........  $       164
   3,270    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Town
              Center Villas, Series 12,
              AMT, 5.80%, 11/1/34, Callable
              12/1/11 @ 100................        3,274
                                             -----------
                                                   3,438
                                             -----------
Kansas (2.4%):
   4,000    Burlington Environmental
              Improvement Revenue,
              Refunding-Kansas City Power
              and Light, 4.75%, 10/1/17,
              Put 10/1/07 @ 100............        4,210
     255    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Series A, 8.05%,
              5/1/24, Callable 11/1/04 @
              105, GNMA....................          271
   2,975    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Mortgage Backed
              Securities Program, Series A,
              5.25%, 6/1/28, Callable
              6/1/12 @ 103, GNMA/FNMA......        3,173
   8,195    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Mortgage Backed
              Securities Program, Series
              A-4, 5.65%, 6/1/28, Callable
              6/1/12 @ 103, GNMA/FNMA......        9,061
   4,760    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Mortgage Backed
              Securities Program, Series
              B-2, 6.45%, 12/1/33, AMT,
              Callable 6/1/11 @ 105, GNMA/
              FNMA.........................        5,284
   3,135    Sedgwick and Shawnee Counties,
              Single Family Revenue,
              Mortgage Backed Securities
              Program, Series B-1, 5.95%,
              12/1/33, Callable 12/1/12 @
              105, GNMA/FNMA...............        3,395

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $ 3,000    Sedgwick County Single Family
              Mortgage Revenue, Mortgage
              Backed Securities Program,
              Series B-3, 4.00%, 12/1/34,
              Callable 12/1/12 @ 105,
              GNMA/FNMA....................  $     3,134
     290    Shawnee County, Single Family
              Mortgage Revenue, 0.00%,
              10/1/16, MBIA................           75
   1,055    State Development Finance
              Authority, Multi-Family
              Housing Revenue, Series O,
              6.50%, 6/20/34, Callable
              6/20/09 @ 104, GNMA..........        1,142
                                             -----------
                                                  29,745
                                             -----------
Kentucky (1.1%):
  10,475    Economic Development Finance
              Authority, Health System
              Revenue, Norton Healthcare,
              Inc., Series B, 0.00%,
              10/1/06, MBIA................        9,793
   1,615    Economic Development Finance
              Authority, Health System
              Revenue, Norton Healthcare,
              Inc., Series C, 0.00%,
              10/1/06, MBIA................        1,598
   1,805    Greater Housing Assistance
              Corp., Mortgage Revenue,
              Castle Village Apartments
              Project, Series A, 5.90%,
              2/1/24, FHA..................        1,806
     865    Meade County, Olin Corp.
              Project, 6.00%, 7/1/07,
              Callable 7/1/03 @ 100........          876
                                             -----------
                                                  14,073
                                             -----------
Louisiana (5.8%):
   2,950    Calcasieu Parish Public
              Transportation Authority,
              Mortgage Revenue, Series A,
              AMT, 6.05%, 4/1/32, Callable
              4/1/11 @ 103, GNMA/ FNMA.....        3,091
   4,025    Calcasieu Parish Public
              Transportation Authority,
              Mortgage Revenue, Series A,
              AMT, 5.85%, 10/1/32, Callable
              4/1/11 @ 105, GNMA/FNMA......        4,209

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 56

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,000    Calcasieu Parish Public
              Transportation Authority,
              Mortgage Revenue, Series A,
              6.05%, 4/1/33, Callable
              4/1/12 @ 105, GNMA/ FNMA.....  $     1,103
     810    Calcasieu Parish Public
              Transportation Authority,
              Mortgage Revenue, Series A,
              AMT, 5.55%, 4/1/12, Callable
              4/1/08 @ 102, GNMA/ FNMA.....          862
     405    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series B, AMT, 8.00%, 3/1/25,
              GNMA/FHLMC...................          432
   2,485    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series D-2, AMT, 7.05%,
              6/1/31, Callable 6/1/10 @
              101..........................        2,822
   1,110    Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series D-1,
              7.50%, 6/1/26, Callable
              6/1/10 @ 105, GNMA/FNMA......        1,228
   1,535    Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series C-1,
              7.00%, 6/1/29, Callable
              6/1/10 @ 105, GNMA/FNMA......        1,685
   2,115    Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series B-1,
              AMT, 6.65%, 12/1/33, Callable
              6/1/11 @ 105, GNMA/ FNMA.....        2,326
   7,970    Lafayette Public Power
              Authority, Electric Revenue,
              5.00%, 11/1/10, Series A,
              AMBAC........................        8,881
   2,655    Lafayette Public Power
              Authority, Electric Revenue,
              5.00%, 11/1/10, Series B,
              AMBAC........................        2,959
   2,000    Lake Charles Harbor & Terminal,
              Distribution Revenue,
              Reynolds Metals Co. Project,
              5.50%, 5/1/06, Callable
              12/15/03 @ 100...............        2,025

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 3,890    Public Facilities Authority,
              Multi-Family Housing Revenue,
              7.75%, 11/1/16, Callable
              11/1/03 @ 101................  $     3,957
     207    Public Facilities Authority,
              Single Family Mortgage
              Revenue, Series C, 8.45%,
              12/1/12, Callable 10/1/03 @
              101, FHA/VA..................          212
       2    Public Facilities Authority,
              Single Family Mortgage
              Revenue, 7.50%, 10/1/15,
              Callable 6/1/05 @ 100........            2
   3,095    Shreveport, GO, Series A,
              6.00%, 5/1/09, FGIC..........        3,670
   3,475    St. Tammany Public Trust
              Finance Authority, Revenue,
              Christwood Project, 5.70%,
              11/15/18, Callable 11/15/08 @
              102..........................        3,268
   1,000    Stadium & Exposition District
              Revenue, 5.25%, 7/1/16,
              Callable 7/1/09 @ 102, FGIC..        1,104
   4,460    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/11, FSA..................        5,244
   4,320    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/12, FSA..................        5,122
   2,290    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/13, FSA..................        2,737
  14,775    State, GO, Series 03-A, 5.00%,
              5/1/15, FGIC.................       16,429
                                             -----------
                                                  73,368
                                             -----------
Maine (0.6%):
   2,375    State Housing Authority,
              Mortgage Revenue, Series C-2,
              AMT, 6.15%, 11/15/17,
              Callable 11/15/05 @ 102,
              AMBAC........................        2,493
     810    State Housing Authority, Single
              Family Housing Revenue,
              Series I, AMT, 0.00%,
              11/1/10, Callable 11/1/06 @
              80.21........................          564
     535    State Housing Authority, Single
              Family Housing Revenue,
              Series I, AMT, 0.00%,
              11/1/11, Callable 11/1/06 @
              75.35........................          347

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Maine, continued:
 $ 2,500    State Housing Authority, Single
              Family Housing Revenue,
              Series B-1, 6.05%, 11/15/16,
              Callable 11/15/05 @ 102,
              AMBAC........................  $     2,646
     925    State Housing Authority, Single
              Family Housing Revenue,
              Series C, AMT, 6.10%,
              11/15/16, Callable 11/15/06 @
              102..........................          985
                                             -----------
                                                   7,035
                                             -----------
Maryland (1.3%):
     640    Baltimore County, Multi-Family
              Housing Revenue, Series A,
              0.00%, 9/1/24, Callable
              9/1/07 @ 40.55, FHA..........          208
   2,600    Baltimore Port Facilities
              Revenue, 6.50%, 12/1/10,
              Callable 6/1/04 @ 101........        2,664
   6,310    Prince Georges County Housing
              Authority, Multi-Family
              Housing Revenue, Foxglenn
              Apartments, Series A, AMT,
              0.00%, 5/20/22, Callable
              5/20/04 @ 36.045.............        2,163
   4,460    Prince Georges County Housing
              Authority, Residual Revenue,
              0.00%, 11/1/20...............        1,580
   3,470    Prince Georges County, Housing
              Authority, Single Family
              Mortgage Revenue, AMT, Series
              A, Callable 6/1/12 @ 102,
              5.60%, 12/1/34, GNMA/
              FNMA/FHLMC*..................        3,739
   1,240    State Community Development,
              Multi-Family Housing Revenue,
              Series E, AMT, 6.85%,
              5/15/25, Callable 5/15/04 @
              102, GNMA/FHA................        1,281
   4,000    State Department of
              Transportation Revenue,
              4.00%, 6/1/13................        4,231
                                             -----------
                                                  15,866
                                             -----------
Massachusetts (0.5%):
   2,000    State Development Finance,
              3.88%, 3/1/15, 3.875%,
              3/1/15, OID..................        1,919

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Massachusetts, continued:
 $   565    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series 21, AMT,
              7.13%, 6/1/25, Callable
              6/1/03 @ 101.................  $       571
   2,500    State Housing Finance
              Authority, Multi-Family
              Housing Revenue, Series A,
              AMT, 6.40%, 12/1/15, Callable
              6/1/06 @ 102, AMBAC..........        2,602
   1,435    State Industrial Finance
              Agency, Revenue, University
              Commons, 6.55%, 8/1/18,
              Callable 2/1/08 @ 105, FHA...        1,620
                                             -----------
                                                   6,712
                                             -----------
Michigan (0.4%):
   4,000    State Building Authority,
              Revenue, Facilities Program,
              Series 1, 5.00%, 10/15/12,
              Callable 10/15/10 @ 100......        4,459
     515    State Housing Development
              Authority, Revenue, Series B,
              AMT, 4.60%, 12/1/28, Callable
              11/1/08 @ 101................          532
                                             -----------
                                                   4,991
                                             -----------
Minnesota (0.6%):
     680    Blaine, IDR, Consolidated
              Freightways Corp. Project,
              5.15%, 1/1/04 (b)(c).........          134
   1,200    Maplewood, Multi-Family Housing
              Revenue, 6.50%, 9/1/24,
              Callable 9/1/04 @ 102, FHA...        1,246
   1,625    Minneapolis Community
              Development Agency, Multi-
              Family Housing Revenue,
              Riverside Homes Project,
              6.10%, 9/1/19, Callable
              9/1/09 @ 102.................        1,664
   2,950    Minneapolis, Mortgage Revenue,
              0.00%, 10/1/12, Callable
              10/1/05 @ 100................        1,588
   2,660    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series A, 5.75%,
              7/1/18, Callable 7/1/09 @
              100..........................        2,838
                                             -----------
                                                   7,470
                                             -----------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 58

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Mississippi (0.5%):
 $ 3,800    Higher Education Assistance
              Corp., Student Loan Revenue,
              Series B-3, AMT, 5.45%,
              3/1/10, GSL..................  $     4,112
     280    Home Corp., Single Family
              Mortgage Revenue, Access
              Program, Series F, AMT,
              7.10%, 12/1/10, Callable
              12/1/04 @ 103, GNMA..........          286
     545    Home Corp., Single Family
              Mortgage Revenue, Access
              Program, Series B, AMT,
              7.90%, 3/1/25, Callable
              3/1/05 @ 106, GNMA...........          564
   1,000    State, Gaming Counties Highway
              Improvements, GO, Series A,
              5.50%, 7/1/08................        1,153
                                             -----------
                                                   6,115
                                             -----------
Missouri (2.8%):
     915    Cameron, IDA, Health Facilities
              Revenue, Cameron Community
              Hospital, 6.25%, 12/1/12,
              Callable 12/1/10 @ 101,
              ACA..........................        1,054
   1,690    Kansas City, IDA, Multi-Family
              Housing Revenue, Village
              Green Apartments Project,
              AMT, 6.25%, 4/1/30, Callable
              4/1/08 @ 102 (b).............        1,470
   3,200    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Lakewood, Series 6, AMT,
              5.75%, 11/1/34, Mandatory Put
              11/1/16 @ 100................        3,206
   2,380    Multi-Family Housing Revenue,
              IDA Bond Pass Thru
              Certificates, Beneficial
              Ownership, Oak Crossing IDA,
              Series 11, AMT, 5.75%,
              11/1/34, Callable 12/1/11 @
              100..........................        2,383
   2,995    St. Louis County Housing
              Authority, Multi-Family
              Housing Revenue, Oakmont
              Hathaway & Brighton, Series
              A, 4.55%, 5/1/31, Callable
              5/1/11 @ 100, FNMA...........        3,067
   1,000    St. Louis County, School
              District #R-8, Lindbergh, GO,
              4.05%, 3/1/21, Callable
              3/1/13 @ 100, FSA............          969

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $ 1,050    St. Louis County, School
              District #R-8, Lindbergh, GO,
              4.10%, 3/1/22, Callable
              3/1/13 @ 100, FSA............  $     1,015
   1,105    St. Louis County, School
              District #R-8, Lindbergh, GO,
              4.15%, 3/1/23, Callable
              3/1/13 @ 100, FSA............        1,060
   5,050    State Environmental Improvement
              & Energy Resource, Amerenue
              Project, Series B, 1.65%,
              3/1/35*......................        5,050
   9,000    State Environmental Improvement
              and Energy Authority, Union
              Electric Co., Project C,
              1.75%, 9/1/33*...............        9,000
     905    State Housing Development,
              Single Family Mortgage
              Revenue, Series B, AMT,
              6.15%, 3/1/20, Callable
              3/1/10 @ 100, GNMA/FNMA......          940
   1,040    State Housing Development,
              Single Family Mortgage
              Revenue, Loan B-1, 7.45%,
              9/1/31, AMT, Callable 3/1/10
              @ 101, MBIA-IBC..............        1,107
   2,710    State Housing Development,
              Single Family Mortgage
              Revenue, Series C-1, AMT,
              7.15%, 3/1/32, Callable
              9/1/10 @ 101, GNMA/FNMA......        2,875
   2,000    University City, Multi-Family
              Housing Revenue, 7.38%,
              3/1/21.......................        2,158
                                             -----------
                                                  35,354
                                             -----------
Montana (0.5%):
   1,185    State Board Housing, Single
              Family Housing Revenue,
              Series A-2, AMT, 6.05%,
              12/1/12, Callable 12/1/06 @
              102, FHA/VA..................        1,227
   1,900    State Long Range Building
              Program, GO, Series G, 4.00%,
              8/1/12.......................        2,036
     300    State Long Range Building
              Program, GO, Series G, 4.00%,
              8/1/13.......................          320
     600    State Long Range Building
              Program, GO, Series G, 4.00%,
              8/1/14.......................          634

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Montana, continued:
 $ 1,710    State Long Range Building
              Program, GO, Series G, 4.00%,
              8/1/16.......................  $     1,757
                                             -----------
                                                   5,974
                                             -----------
Nebraska (1.0%):
   2,200    American Public Energy Agency,
              Gas Supply Revenue, Public
              Gas Agency Project, Series C,
              4.00%, 9/1/08, AMBAC.........        2,382
   3,000    Lancaster County, IDR, Archer-
              Daniels-Midland Co. Project,
              5.90%, 11/1/07, Callable
              11/1/03 @ 100................        3,091
   5,000    Public Power District Revenue,
              9.26%, 1/1/12, Callable
              1/1/08 @ 101, MBIA...........        6,281
   1,000    State, Certificates of
              Participation, Nebraska
              Information System Project,
              4.40%, 7/1/08................        1,098
                                             -----------
                                                  12,852
                                             -----------
Nevada (1.2%):
     995    Clark County Housing Finance
              Corp., Mortgage Revenue,
              Highland Village, 5.80%,
              2/1/15, Callable 2/1/04 @
              100, FHA.....................          995
   3,005    Clark County Housing Finance
              Corp., Mortgage Revenue,
              Highland Village, 6.15%,
              2/1/24, Callable 2/1/04 @
              100, FHA.....................        3,006
   1,645    Housing Division, Multi-Unit
              Housing, Citivista Project,
              Series A, AMT, 5.45%,
              10/1/15, Callable 10/1/10 @
              100, FNMA....................        1,750
     385    Housing Division, Single Family
              Mortgage Revenue, Sub-Series
              B-1, AMT, 6.00%, 4/1/10,
              Callable 4/1/07 @ 102........          405
     625    Housing Division, Single Family
              Mortgage Revenue, Sub-Series
              A-1, AMT, 5.20%, 4/1/11,
              Callable 4/1/08 @ 101.50.....          648

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Nevada, continued:
 $   720    Housing Division, Single Family
              Mortgage Revenue, Series C,
              AMT, 6.60%, 4/1/14, Callable
              4/1/06 @ 102, FHA/VA.........  $       779
   3,400    Las Vegas, Convention &
              Visitors Authority, 6.00%,
              7/1/13, Callable 7/1/09 @
              101, AMBAC...................        4,055
   2,040    Las Vegas, Special Improvement
              District #707, Special
              Assessment, 5.40%, 6/1/14,
              Callable 6/1/08 @ 102, FSA...        2,234
   1,000    Washoe County School District,
              GO, 5.25%, 6/1/15, Callable
              12/1/08 @ 100................        1,114
                                             -----------
                                                  14,986
                                             -----------
New Hampshire (0.1%):
   1,185    Health & Educational Facilities
              Authority, Revenue,
              Portsmouth Academy, 5.00%,
              7/1/13, Callable 7/1/09 @
              100, ACA.....................        1,274
                                             -----------
New Jersey (0.1%):
   1,000    Bayonne Municipal Utilities
              Authority Water System,
              5.00%, 4/1/13................        1,131
                                             -----------
New Mexico (1.1%):
   1,000    Educational Assistance
              Foundation, Student Loan
              Program, Revenue, Sub-Series
              A-2, AMT, 6.20%, 11/1/08,
              Callable 11/1/06 @ 102,
              GSL..........................        1,004
     600    Educational Assistance
              Foundation, Student Loan
              Program, Revenue, Sub-Series
              A-2, AMT, 6.30%, 11/1/09,
              Callable 11/1/06 @ 102,
              GSL..........................          602
     770    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              6.05%, 7/1/16, Callable
              7/1/07 @ 102,
              FNMA/GNMA/FHLMC..............          819
     285    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series H, AMT,
              6.45%, 7/1/25, Callable
              1/1/06 @ 102, GNMA/FNMA......          300

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 60

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $ 2,195    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              6.00%, 1/1/29, Callable
              1/1/08 @ 102, FNMA/GNMA/
              FHLMC........................  $     2,302
   1,320    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              4.60%, 9/1/29, Callable
              9/1/08 @ 102, FNMA/GNMA......        1,396
   2,280    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series E-2, AMT,
              6.80%, 3/1/31, Callable
              9/1/09 @ 102.50, GNMA/FNMA/
              FHLMC........................        2,607
   1,685    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Valencia Apartments, Series
              2, AMT, 5.85%, 5/1/34,
              Callable 6/1/11 @ 100........        1,687
   2,000    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Manzano Mesa Apartments,
              Series 2, 5.95%, 11/1/34,
              Callable 12/1/11 @ 100.......        2,002
   1,445    Regional Housing Authority,
              Region VI Multi-Family
              Revenue, 5.50%, 8/15/20,
              Washington Place Apartments
              Project, AMT, 2/15/13 @ 100,
              ACA..........................        1,486
                                             -----------
                                                  14,205
                                             -----------
New York (5.5%):
   3,345    Housing Corp., Revenue, 5.00%,
              11/1/13, Callable 11/1/03 @
              102..........................        3,446
   4,160    Munimae Trust, RHA Affordable
              Housing, Inc., Class A,
              6.15%, 11/1/39, Callable
              4/1/08 @ 101.................        4,190
   1,390    New York Counties Tobacco Trust
              II, Tobacco Settlement
              Revenue, 5.75%, 6/1/13,
              Callable 6/1/11 @ 101........        1,363
   3,000    New York, GO, Series 98-C,
              5.50%, 11/15/10, Callable
              11/15/07 @ 101, ICR..........        3,416

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 2,500    New York, GO, Series A, 5.25%,
              11/1/08......................  $     2,786
   8,560    New York, GO, Series B, 5.20%,
              8/1/09, Callable 8/1/07 @
              101, ICR.....................        9,446
   5,000    New York, GO, Series C, 5.50%,
              8/1/13, Callable 2/1/13 @
              100..........................        5,566
   1,000    New York, GO, Series E, 5.25%,
              8/1/08.......................        1,110
   4,000    New York, GO, Series F, 5.25%,
              8/1/07.......................        4,424
   5,000    New York, GO, Series H, 5.00%,
              8/1/09, Callable 8/1/08 @
              101..........................        5,597
   1,000    New York, Series B, GO, 5.25%,
              8/1/10, Callable 8/1/07 @
              101..........................        1,076
   5,700    State Dormitory Authority
              Revenue, City University, 5th
              General, Series B-1, 0.98%,
              1/1/25*......................        5,700
   7,600    State Dormitory Authority
              Revenue, City University, 5th
              General, Series B-1, 0.93%,
              1/1/31*......................        7,600
     525    State Mortgage Agency Revenue,
              AMT, Homeowner Mortgage,
              Series 69, 4.70%, 4/1/24,
              Callable 3/1/08 @ 101........          542
   2,000    State, GO, Series A, 5.25%,
              8/1/10, Callable 8/1/07 @
              101..........................        2,152
   5,000    State, GO, Series B, 6.38%,
              8/15/09......................        5,486
   5,000    Tobacco Settlement Financing
              Corp., 9.38%, 6/1/20,
              Callable 6/1/13 @ 100,
              AMBAC........................        5,934
                                             -----------
                                                  69,834
                                             -----------
North Carolina (0.1%):
     950    Housing Finance Agency, Home
              Ownership Revenue, AMT,
              Series 8-A, 5.95%, 1/1/27,
              Callable 1/1/10 @ 100........        1,025
                                             -----------
North Dakota (0.1%):
     970    State Housing Finance Agency,
              Housing Finance Program
              Revenue, Series A, AMT,
              6.00%, 7/1/17, Callable
              1/1/07 @ 102.................        1,024
                                             -----------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Ohio (5.5%):
 $ 6,000    Akron, Municipal Baseball
              Stadium, Certificates of
              Participation, 6.90%,
              12/1/16, Callable 12/1/06 @
              102..........................  $     6,662
     825    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/07, Callable 6/11/07 @
              97.36, AMBAC.................          644
     810    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/08, Callable 6/11/07 @
              91.99, AMBAC.................          597
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/10, Callable 6/11/07 @
              82.13, AMBAC.................          539
     815    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/11, Callable 6/11/07 @
              77.61, AMBAC.................          507
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/13, Callable 6/11/07 @
              69.29, AMBAC.................          455
     815    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/14, Callable 6/11/07 @
              65.47, AMBAC.................          427
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/16, Callable 6/11/07 @
              58.45, AMBAC.................          384
     815    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/17, Callable 6/11/07 @
              55.23, AMBAC.................          360
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/19, Callable 6/11/07 @
              49.31, AMBAC.................          324
     810    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/20, Callable 6/11/07 @
              46.59, AMBAC.................          302
   1,310    Cleveland-Cuyahoga County Port
              Authority, Port Development
              Revenue, C & P Docks Project,
              Series 1, AMT, 6.00%, 3/1/07,
              ETM..........................        1,453

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,100    Cleveland-Cuyahoga County Port
              Authority, Revenue, 5.38%,
              5/15/18, Callable 5/15/08 @
              102..........................  $     2,133
   2,225    Cleveland-Cuyahoga County, Port
              Authority, 5.25%, 11/15/15,
              Callable 5/15/12 @ 102.......        2,177
   1,055    Cleveland-Cuyahoga County, Port
              Authority Revenue, Series A,
              6.20%, 5/15/22, Callable
              5/15/12 @ 102................        1,109
     680    Cuyahoga County, Port Authority
              Revenue, 6.25%, 5/15/16,
              Callable 5/15/15 @ 102.......          711
   1,000    Cuyahoga County, Multi-Family
              Housing Revenue, Longwood
              Project, 4.75%, 1/20/11,
              GNMA.........................        1,066
   1,805    Cuyahoga County, Port Authority
              Revenue, Capital Improvements
              Project, Series A, 5.38%,
              5/15/19, Callable 5/15/09 @
              102, LOC: Fifth Third Bank...        1,768
   1,000    Delaware County Sewer, GO,
              5.25%, 12/1/15, Callable
              12/1/05 @ 101................        1,086
   2,000    Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              11/1/16, Callable 11/1/03 @
              101..........................        2,034
   2,470    Franklin County, Multi-Family
              Housing Revenue, Series B,
              6.40%, 11/1/35, Callable
              11/1/08 @ 102................        1,920
     875    Housing Finance Agency,
              Mortgage Revenue, Series B,
              AMT, 4.65%, 9/1/20, Callable
              9/1/08 @ 101, GNMA...........          880
   2,370    Housing Finance Agency,
              Mortgage Revenue, Series A-2,
              AMT, 6.38%, 3/1/25, Callable
              9/1/04 @ 102, GNMA...........        2,453
   1,015    Kettering City School District,
              GO, 5.00%, 12/1/16, Callable
              12/1/13 @ 100................        1,124
   1,160    Lucas County Port Authority,
              Development Revenue, Series
              E, AMT, 6.10%, 11/15/10......        1,178
     770    Lucas County Port Authority,
              Development Revenue, Series
              F, AMT, 6.00%, 11/15/07......          841

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 62

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,080    Lucas County, Mortgage Revenue,
              Swan Creek Apartments
              Project, Series A, 5.95%,
              12/20/21, Callable 12/20/10 @
              102, GNMA....................  $     1,166
   2,500    Montgomery County, Health Care
              Facilities Revenue, Mary
              Scott Project, Series A,
              6.55%, 9/20/32, Callable
              9/1/11 @ 101, GNMA...........        2,775
   4,500    Montgomery County, Hospital
              Revenue, Kettering Medical
              Center, 5.63%, 4/1/16,
              Callable 4/1/06 @ 102, MBIA..        4,980
   2,535    Ohio Capital Corp., Housing
              Mortgage Revenue, Fish Creek
              Plaza, Series A, 6.00%,
              8/1/24, Callable 8/1/03 @
              100..........................        2,537
   4,225    Ohio Housing Finance Agency,
              Mortgage Revenue, 4.63%,
              9/1/31, Callable 1/1/11 @
              100, GNMA....................        4,443
   4,000    State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15.......................        4,135
   3,000    State Higher Education Capital
              Facilities, Revenue, Series
              2A, 5.00%, 12/1/10...........        3,432
   1,000    State Mortgage, Revenue, 6.20%,
              8/1/17, Callable 8/1/06 @
              102, FHA.....................        1,079
   1,300    State Turnpike Commission,
              Turnpike Revenue, Series B,
              5.50%, 2/15/13, FSA..........        1,536
   4,000    State, Water Development
              Authority Pollution, Control
              Facilities Revenue, Ohio
              Edison Co. Project A, 2.25%,
              6/1/33, Put 6/1/25 @ 100.....        4,010
   1,030    Toledo, Lucas County Port
              Authority, Development
              Revenue, Series C, 6.00%,
              5/15/11......................        1,108
     500    Toledo, Lucas County Port
              Authority, Revenue, Northwest
              Ohio Bond Fund, Series D,
              AMT, 6.00%, 5/15/11..........          531
   1,090    Toledo, Lucas County Port
              Authority, Development
              Revenue, 4.35%, 11/15/07.....        1,153

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,675    Toledo, Lucas County Port
              Authority, Development
              Revenue, Series A, AMT,
              5.90%, 5/15/10...............  $     1,832
   1,590    Toledo, Lucas County Port
              Authority, Development
              Revenue, 5.35%, 11/15/12.....        1,704
                                             -----------
                                                  69,555
                                             -----------
Oklahoma (0.8%):
   2,025    Broken Arrow Public Golf
              Authorization, Recreational
              Facilities Revenue, 7.25%,
              8/1/20, Callable 8/1/05 @
              105, LOC: Radian.............        2,250
   3,480    Canadian County Home Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              6.70%, 9/1/32, Callable
              9/1/10 @ 104, GNMA...........        3,898
     975    Canadian County Partners Trust,
              5.10%, 8/1/23................        1,034
   1,360    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Homeownership Loan Program,
              Series A, 7.05%, 9/1/26,
              Callable 9/1/06 @ 105,
              GNMA.........................        1,431
   1,255    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Homeownership Loan Program,
              Series B-2, AMT, 7.63%,
              9/1/26, Callable 3/1/06 @
              105..........................        1,348
                                             -----------
                                                   9,961
                                             -----------
Oregon (1.8%):
   2,215    Clackamas County, School
              District #62, Oregon City,
              GO, Series C, 5.50%,
              6/15/10......................        2,584
   2,395    Clackamas County, School
              District #62, Oregon City,
              GO, Series C, 6.00%, 6/15/11,
              Callable 6/15/10 @ 100.......        2,829
   3,520    Clackamas County, School
              District #62, Oregon City,
              GO, Series C, 6.00%, 6/15/12,
              Callable 6/15/10 @ 100.......        4,181
   3,920    Clackamas County, School
              District #62, Oregon City,
              GO, Series C, 6.00%, 6/15/13,
              Callable 6/15/10 @ 100.......        4,657

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $ 3,145    Keizer Urban Renewal Agency,
              Revenue, North River
              Economic, Series A, 5.00%,
              12/1/12......................  $     3,467
   2,170    Marion County, Housing
              Authority, Revenue, Elliott
              Residence, AMT, 7.50%,
              10/20/37, Callable 10/20/06 @
              105, GNMA....................        2,403
   2,555    State Facilities Authority,
              Multi-Family Revenue
              Authority, Cascadian Terrace
              Apartments A, 5.10%, 11/1/32,
              Callable 11/1/12 @ 100, LOC:
              Bank of the West.............        2,715
                                             -----------
                                                  22,836
                                             -----------
Pennsylvania (1.3%):
   7,950    Beaver County, IDA, PCR,
              Cleveland Electric Project,
              4.60%, 10/1/30, Mandatory Put
              10/1/03 @ 100................        7,980
   1,280    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series 47, AMT, 6.75%,
              10/1/08......................        1,430
   1,365    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series 47, AMT, 6.75%,
              10/1/09......................        1,538
   1,455    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series 47, AMT, 6.75%,
              10/1/10......................        1,647
     500    Philadelphia Referendum, GO,
              5.13%, 5/15/14, Callable
              5/15/09 @ 101, FGIC..........          554
     380    Philadelphia, Authority For
              Arbor House Inc., 4.70%,
              7/1/13.......................          380
     330    Philadelphia, Authority for
              Rieder House Project, Series
              A, Living, Revenue, 4.70%,
              7/1/13.......................          329
     310    Philadelphia, Authority For
              Saligman House, 4.70%,
              7/1/13.......................          309
     960    Pittsburgh, Urban
              Redevelopment, Revenue,
              Series A, AMT, 5.15%, 4/1/21,
              Callable 4/1/09 @ 100........          990
   1,075    State Public School Building
              Authority, Revenue, York
              School District Project,
              4.75%, 5/1/11, FSA...........        1,199
                                             -----------
                                                  16,356
                                             -----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico (3.0%):
 $ 2,315    Childrens Trust Fund, Tobacco
              Settlement Revenue, 6.00%,
              7/1/26, Callable 7/1/10 @
              100..........................  $     2,811
  12,100    Commonwealth, GO, Refunding
              Public Improvement, Series C,
              5.00%, 7/1/18, Put 7/1/08 @
              100..........................       13,273
   5,000    Commonwealth Highway &
              Transportation Authority,
              Transportation Revenue,
              Series E, 5.50%, 7/1/13,
              FSA..........................        5,975
  10,000    Municipal Finance Agency, GO,
              5.75%, 8/1/12, Callable
              8/1/09 @ 101.................       11,785
   4,000    Municipal Finance Agency,
              Series A, 5.00%, 8/1/13,
              Callable 8/1/12 @ 100, FSA...        4,544
                                             -----------
                                                  38,388
                                             -----------
Rhode Island (0.2%):
   2,105    Housing & Mortgage Finance
              Corp., Single Family Housing
              Revenue, Homeownership
              Opportunity, Series 21C, AMT,
              6.15%, 4/1/17, Callable
              10/1/06 @ 102................        2,175
                                             -----------
South Carolina (0.1%):
     380    Resource Authority, Local
              Government Program Revenue,
              Series A, 7.25%, 6/1/20,
              Callable 6/1/04 @ 100........          383
      30    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series B-1,
              5.10%, 7/1/08, FSA...........           33
      95    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series B-1,
              5.20%, 1/1/09, FSA...........          104
     100    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series B-1,
              5.20%, 7/1/09, FSA...........          109
      90    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series B-1,
              5.30%, 1/1/10, Callable
              12/1/09 @ 100, FSA...........           98

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 64

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
South Carolina, continued:
 $   110    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series B-1,
              5.30%, 7/1/10, Callable
              12/1/09 @ 100, FSA...........  $       120
      25    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series A-1,
              6.00%, 7/1/15, Callable
              6/1/10 @ 100, FSA............           28
                                             -----------
                                                     875
                                             -----------
South Dakota (0.3%):
   1,550    Housing Development Authority,
              Homeownership Mortgage,
              Series D, 4.80%, 5/1/11......        1,662
   1,950    Housing Development Authority,
              Homeownership Mortgage,
              Series D, 4.90%, 5/1/12,
              Callable 11/1/11 @ 100.......        2,087
                                             -----------
                                                   3,749
                                             -----------
Tennessee (1.1%):
     910    Bristol, Industrial Development
              Board, Multi-Family Housing
              Revenue, Shelby Heights
              Apartments Project, Series
              97, 6.10%, 3/1/12, Callable
              3/1/07 @ 101.................          978
   1,750    Housing Development Agency,
              Single Family Housing
              Revenue, Homeownership
              Program, Series 3, AMT,
              5.30%, 7/1/10, Callable
              1/1/09 @ 101.................        1,899
   3,425    Knox County Health Educational
              & Housing Board, Multi-Family
              Revenue, Eastowne Village
              Project, 4.90%, 6/1/31,
              Putable 6/1/11 @ 100, FNMA...        3,710
     665    La Follette, Housing
              Development Corp.,
              Multi-Family Housing Revenue,
              Refunding, Series A, 6.25%,
              1/1/16, Callable 7/1/05 @
              102, MBIA....................          693
     380    La Follette, Housing
              Development Corp.,
              Multi-Family Housing Revenue,
              Refunding, Series A, 6.38%,
              1/1/20, Callable 7/1/05 @
              102, MBIA....................          396

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
 $ 3,000    Memphis, GO, General
              Improvement, 5.25%, 4/1/15,
              Callable 4/1/08 @ 101........  $     3,330
   1,100    Municipal Energy Acquisition
              Corp., Gas Revenue, 4.13%,
              3/1/09, FSA..................        1,191
   2,000    Tennergy Corp., Gas Revenue,
              5.00%, 6/1/09, MBIA..........        2,265
                                             -----------
                                                  14,462
                                             -----------
Texas (6.9%):
   4,375    Austin, GO, 5.00%, 9/1/12,
              Callable 9/1/11 @ 100........        4,928
   1,255    Birdville Independent School
              District, GO, Capital
              Appreciation, 0.00%, 2/15/12,
              PSFG.........................          908
   2,000    Brazos River Authority, PCR,
              Utilities Electric Co.,
              Series B, AMT, 5.05%, 6/1/30,
              Mandatory Put 6/19/06 @
              100..........................        2,084
   2,300    Duncanville Independent School
              District, GO, Capital
              Appreciation Refunding,
              Series B, 0.00%, 2/15/12,
              PSF..........................        1,664
   4,000    El Paso, Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/08 @ 80.49.....        2,626
     630    Fort Worth, Housing Finance
              Corp., Home Mortgage Revenue,
              Refunding, Series A, 8.50%,
              10/1/11, Callable 10/1/03 @
              101..........................          645
   2,400    Galveston County, Housing
              Finance Corp., Single Family
              Mortgage Revenue, Series A,
              AMT, 6.20%, 12/1/32, Callable
              12/1/10 @ 104, GNMA/FNMA.....        2,625
     400    Galveston, Property Finance
              Authority, Single Family
              Mortgage Revenue, Refunding,
              Series A, 8.50%, 9/1/11,
              Callable 9/1/03 @ 101........          409
   4,885    Harris County, Hospital
              District Revenue, 5.75%,
              2/15/11, Callable 8/15/10 @
              100, MBIA....................        5,598
   3,345    Harris County, Sports
              Authority, Special Revenue,
              Series B, 0.00%, 11/15/11,
              Callable 11/15/08 @ 85.80....        2,333

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 4,950    Harris County, Sports
              Authority, Special Revenue,
              Series B, 0.00%, 11/15/14,
              Callable 11/15/08 @ 72.72....  $     2,846
   1,695    Houston Airport, System
              Revenue, Series A, AMT,
              5.00%, 7/1/08, FGIC..........        1,870
   9,270    Houston, GO, Certificates of
              Obligation, 0.00%, 9/1/10,
              Callable 9/1/03 @ 66.11......        6,088
   2,365    Houston, Housing Finance Corp.,
              Single Family Mortgage
              Revenue, Refunding, Series
              B-2, 0.00%, 6/1/14, Callable
              12/1/06 @ 58.................        1,076
   3,500    Irving Independent School
              District, GO, Capital
              Appreciation Refunding,
              Series A, 0.00%, 2/15/12,
              PSFG.........................        2,532
   1,195    Keller Higher Education
              Facilities Corp., Student
              Housing Revenue, Series A,
              4.25%, 6/1/08................        1,291
   1,880    Keller, Independent School
              District, Capital
              Appreciation, GO, 0.00%,
              8/15/09......................        1,569
   1,750    Keller, Independent School
              District, Capital
              Appreciation, GO, 0.00%,
              8/15/10......................        1,383
   5,000    Matagorda County Navaho
              District #1, PCR, Refunding,
              Central Power and Light,
              Series A, 3.75%, 5/1/30, Put
              11/1/03 @ 100................        5,005
   5,000    Matagorda County Navaho
              District #1, PCR, Central
              Power & Light Co., Series B,
              AMT, 4.00%, 5/1/30, Mandatory
              Put 11/1/03 @ 100............        5,017
   2,400    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Ranch
              View, Series 5, AMT, 6.00%,
              5/1/34, Mandatory Put 5/1/18
              @ 100........................        2,404
   2,480    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Silverton, Series 4, AMT,
              6.00%, 5/1/34, Mandatory Put
              5/1/18 @ 100.................        2,485

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 2,480    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Bent
              Tree, Series 3, AMT, 6.00%,
              5/1/34, Mandatory Put 5/1/18
              @ 100........................  $     2,485
   2,030    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Park
              Row, Series 14, AMT, 5.75%,
              11/1/34, Mandatory Put
              11/1/14 @ 100................        2,033
   2,540    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Millstone Apartments, Series
              7, 5.85%, 5/1/35, Callable
              6/1/12 @ 100.................        2,547
   1,520    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Grand Reserve Apartments,
              Series 8, 5.95%, 11/1/35,
              Callable 12/1/12 @ 100.......        1,522
   1,555    Southeast Housing Finance
              Corp., Residential Revenue,
              Series A, 0.00%, 11/1/14,
              Prerefunded 5/1/05 @ 56.09,
              ETM..........................          851
   3,775    Southeast, Housing Finance
              Corp., Residual Revenue,
              Series A, 0.00%, 9/1/17,
              Callable 3/1/10 @ 68.57......        1,765
   4,000    State, GO, 10.95%, 9/30/11.....        5,688
   3,235    State Affordable Housing Corp.,
              Single Family Mortgage
              Revenue, Teachers Home Loan
              Program, 6.20%, 3/1/32,
              Callable 9/1/12 @ 104.50,
              GNMA/ FNMA*..................        3,615
   3,425    State Affordable Housing Corp.,
              Single Family Mortgage
              Revenue, Series 02-1, AMT,
              7.10%, 3/1/32, Callable
              3/1/12 @ 105, GNMA/FNMA......        3,823
   1,500    State Department Housing &
              Community Affairs,
              Multi-Family Housing Revenue,
              NHP Foundation -Asmara
              Project, Series A, 6.30%,
              1/1/16, Callable 1/1/07 @
              102..........................        1,565

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 66

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,415    State Housing & Community
              Affairs, Multi-Family
              Revenue, Rites Part 1536,
              4.10%, 12/1/13, AMBAC*.......  $     1,434
   1,945    Tyler, Health Facilities
              Development Corp., Hospital
              Revenue, East Texas Center,
              Series D, 5.38%, 11/1/27,
              Callable 2/16/09 @ 102,
              FSA..........................        2,019
                                             -----------
                                                  86,733
                                             -----------
Utah (0.5%):
   2,530    Intermountain Power Agency,
              Power Supply Revenue, Series
              B, 5.00%, 7/1/16, Callable
              7/1/03 @ 100, ETM............        2,540
     420    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series B-2, AMT,
              6.25%, 7/1/14, Callable
              1/1/07 @ 102, FHA/VA.........          447
     830    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series F, 6.30%,
              7/1/21, Callable 7/1/09 @
              101.50.......................          897
   1,870    Water Finance Agency, Pooled
              Loan Financing Program,
              Revenue, Series A, 5.25%,
              10/1/14, Callable 4/1/11 @
              100, AMBAC...................        2,119
                                             -----------
                                                   6,003
                                             -----------
Vermont (0.1%):
     660    Housing Finance Agency, Single
              Family Housing Revenue,
              Series 13A, 5.45%, 5/1/26,
              Callable 11/1/09 @ 100, FSA..          713
                                             -----------
Virginia (0.9%):
   1,965    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Woodward Gables, IDA, Series
              16, AMT, 5.60%, 11/1/34,
              Callable 12/1/11 @ 100.......        1,968
   5,300    Portsmouth Redevelopment &
              Housing Authority,
              Multi-Family Revenue,
              Refunding Rental New Regency
              Project, 6.05%, 12/1/08,
              Callable 12/1/04 @ 102,
              FNMA.........................        5,599

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Virginia, continued:
 $ 3,690    Suffolk, Redevelopment &
              Housing Authority,
              Multi-Family Housing Revenue,
              Oxford Apartments Project,
              6.10%, 4/1/26, Callable
              10/1/08 @ 101................  $     3,393
                                             -----------
                                                  10,960
                                             -----------
Washington (6.1%):
   2,500    Benton County, Washington
              School, GO, #400 Richland,
              5.00%, 12/1/12, FSA..........        2,852
   1,705    Benton County, Washington
              School District #400,
              Richland, GO, 5.00%, 12/1/13,
              Callable 6/1/13 @100, FSA....        1,934
   2,000    Chelan Public Utilities,
              Revenue, Series D, AMT,
              6.35%, 7/1/28, Callable
              7/1/07 @ 102, MBIA...........        2,290
   2,000    Clark County, Public Utilities
              District #1, Electric
              Revenue, 5.00%, 1/1/06,
              AMBAC........................        2,169
   3,000    Energy Northwest Electric,
              Revenue, Refunding Project #1
              Series A, 5.50%, 7/1/12,
              Callable 7/1/11 @101, FSA....        3,476
  10,675    Energy Northwest Electric,
              Revenue, 5.50%, 7/1/18,
              Callable 7/1/10 @ 100,
              MBIA.........................       11,906
   1,330    Grays Harbor County Public
              Utility #001, Electric
              Revenue, 5.00%, 1/1/08,
              AMBAC........................        1,484
   2,000    King County, School District
              #411, Issaquah, GO, 6.25%,
              12/1/12, Callable 6/1/10 @
              100..........................        2,405
   1,500    King County, School District
              #411, Issaquah, GO, 6.25%,
              12/1/13, Callable 6/1/10 @
              100..........................        1,804
   1,650    Klickitat County, Public
              Utility District #1, Electric
              Revenue, Series B, 5.25%,
              12/1/13, Callable 12/1/11 @
              100, AMBAC...................        1,897
   1,700    Quinault Indian Nation,
              Revenue, 5.85%, 12/1/12,
              Callable 12/1/03 @ 100,
              ACA..........................        1,703
   5,390    Quinault Indian Nation,
              Revenue, 5.80%, 12/1/15,
              Callable 12/1/09 @ 100,
              ACA..........................        5,807

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 1,235    Spokane Referendum, GO, 5.00%,
              6/1/10.......................  $     1,396
   1,585    Spokane Referendum, GO, 5.00%,
              6/1/12.......................        1,794
   2,315    State Housing Finance
              Community, Multi-Family
              Housing Revenue, AMT, 7.00%,
              1/1/26, Callable 1/1/11 @
              105, GNMA....................        2,616
   2,505    State Housing Finance
              Community, Single Family
              Housing Program, Series 2-A,
              AMT, 5.38%, 12/1/18, Callable
              6/1/08 @ 101, FNMA/GNMA......        2,602
   2,500    State Public Power Supply
              System, 9.67%, 7/1/11,
              FSA*.........................        3,470
   1,720    State Public Power Supply
              System, Nuclear Project #1,
              Revenue, Series B, 5.13%,
              7/1/16, Callable 7/1/07 @
              102..........................        1,862
   2,500    State Public Power Supply
              System, Nuclear Project #2,
              Revenue, Series A, 5.00%,
              7/1/12, Callable 7/1/08 @
              102..........................        2,707
   4,500    State Public Power Supply
              System, Nuclear Project #2,
              Revenue, Series A, 6.30%,
              7/1/12.......................        5,444
   3,400    State Public Power Supply
              System, Nuclear Project #3,
              Revenue, Series A, 5.50%,
              7/1/07, Callable 7/1/06 @
              102, AMBAC...................        3,801
   1,260    State Public Power Supply
              System, Revenue, 0.00%,
              7/1/07.......................        1,161
   5,960    State, Series II-R-228, GO,
              10.12%, 7/1/16, Callable
              7/1/10 @ 100, FBIC...........        7,651
   2,895    Tacoma Electric Systems,
              Revenue, 5.63%, 1/1/16,
              Callable 1/1/09 @ 101........        3,281
                                             -----------
                                                  77,512
                                             -----------
West Virginia (0.4%):
   5,000    State Housing Development Fund,
              Housing Finance Revenue,
              Series D, 5.20%, 11/1/21,
              Callable 5/1/11 @ 100........        5,212
                                             -----------
Wisconsin (1.0%):
   1,125    Appleton Waterworks, Revenue,
              4.00%, 1/1/08, FGIC..........        1,209
  10,295    Badger Tobacco Asset
              Securitization Corp., 5.00%,
              6/1/08.......................       10,314

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Wisconsin, continued:
 $ 1,195    Housing & Economic Development
              Authority, Home Ownership
              Revenue, Series E, AMT,
              5.75%, 9/1/27, Callable
              7/1/10 @ 100.................  $     1,288
                                             -----------
                                                  12,811
                                             -----------
Wyoming (0.1%):
   1,040    Community Development
              Authority, Housing Revenue,
              Series 3, AMT, 5.15%, 6/1/20,
              Callable 6/1/12 @ 100........        1,076
                                             -----------
  Total Municipal Bonds                        1,185,015
                                             -----------
WEEKLY DEMAND NOTES (4.7%):
Arizona (0.5%):
   5,000    State University Revenue,
              Series II-R-174, 9.36%,
              7/1/09, FSA*.................        6,515
                                             -----------
Colorado (1.1%):
   4,990    Denver City & County, Airport
              Revenue, Series A, AMT,
              9.82%, 5/15/09, Callable
              11/15/11 @ 100, FSA*.........        6,059
   5,660    Douglas County, School District
              #1, Douglas & Elbert
              Counties, Series 163, GO,
              8.81%, 6/15/09...............        7,222
                                             -----------
                                                  13,281
                                             -----------
Illinois (1.4%):
  11,000    Development Finance Authority,
              PCR, Power Co. Project,
              2.00%, 3/1/17, AMBAC*........       11,000
   7,000    Development Finance Authority,
              PCR, Power Co. Project,
              Series B, 1.90%, 4/1/32,
              MBIA*........................        7,000
                                             -----------
                                                  18,000
                                             -----------
New Jersey (0.8%):
   7,500    State Transportation Trust Fund
              Authority, Series II-R-149,
              9.21%, 12/15/08, AMBAC*......        9,734
                                             -----------
Oregon (0.5%):
   5,410    Washington, Multinomah &
              Yamhill Counties, School
              District #1J, Series 171, GO,
              8.82%, 6/1/14................        6,656
                                             -----------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 68

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
WEEKLY DEMAND NOTES, CONTINUED:
Puerto Rico (0.4%):
 $ 3,460    Childrens Trust Fund, Tobacco
              Settlement Revenue, Series
              149, 10.41%, 7/1/08..........  $     4,799
                                             -----------
  Total Weekly Demand Notes                       58,985
                                             -----------
MONTHLY DEMAND NOTES (2.4%):
California (0.3%):
   3,300    Statewide Community Development
              Authority, Revenue,
              Certificates of
              Participation, 9.35%,
              11/1/15, Callable 11/1/03 @
              104*.........................        3,458
                                             -----------
Illinois (1.1%):
  14,100    Development Finance Authority,
              PCR, Revenue, Power Company
              Project, Series C, 2.25%,
              4/1/32, MBIA*................       14,099
                                             -----------
New York (0.5%):
   6,200    New York, GO, 9.79%, 8/13/09,
              Callable 8/1/03 @ 103*.......        6,430
                                             -----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION           VALUE
---------   -------------------------------  -----------
MONTHLY DEMAND NOTES, CONTINUED:
Utah (0.5%):
 $ 6,000    Intermountain Power Agency,
              Power Supply Revenue, Series
              B, 9.45%, 7/1/11, Callable
              7/1/03 @ 101*................  $     6,255
                                             -----------
  Total Monthly Demand Notes                      30,242
                                             -----------
INVESTMENT COMPANIES (1.4%):
     436    Blackrock Investment Quality
              Municipal Fund...............        6,428
     776    Nuveen Premium Income Municipal
              Fund.........................       11,769
                                             -----------
  Total Investment Companies                      18,197
                                             -----------
Total (Cost $1,249,302) (a)                  $ 1,292,439
                                             ===========

------------
Percentages indicated are based on net assets of $1,261,379.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 54,408
                   Unrealized depreciation......................   (11,271)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 43,137
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

 * Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (98.3%):
Arizona (98.3%):
 $  600     Apache County, Public Finance
              Corp., Certificates of
              Participation, 5.25%, 5/1/04,
              Callable 11/1/03 @ 101.50........  $    605
    500     Apache County, Public Finance
              Corp., Certificates of
              Participation, 5.50%, 5/1/10,
              Callable 5/1/04 @ 101.50.........       503
  1,000     Arizona State University, Revenue,
              6.90%, 7/1/04, Callable 7/1/03 @
              101, AMBAC.......................     1,034
    725     Casa Grande, Excise Tax Revenue,
              5.90%, 4/1/09, Callable 4/1/04 @
              100, FGIC........................       750
  3,000     Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, Series
              A, 5.40%, 11/1/06................     3,370
  2,475     Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, 4.75%,
              11/1/07, Callable 5/1/04 @ 102,
              MBIA.............................     2,594
  5,000     Chandler, Capital Appreciation, GO,
              0.00%, 7/1/07, FGIC..............     4,594
  1,000     Chandler, GO, 4.75%, 7/1/11, FSA...     1,120
  2,400     Coconino County, Arizona Unified
              School District #1, Flagstaff,
              GO, 5.50%, 7/1/08, Callable
              7/1/05 @ 101, AMBAC..............     2,610
  1,000     Gilbert, Improvement District #11,
              Special Assessment, 7.60%,
              1/1/04, Callable 7/1/03 @ 100,
              FGIC.............................     1,033
  1,235     Greater Arizona Development
              Authority, Infrastructure
              Revenue, Series A, 5.60%, 8/1/17,
              Callable 8/1/08 @ 102, MBIA......     1,400
    500     Maricopa County, IDA, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers
              Project, 6.20%, 11/1/11, ETM*....       500
  2,950     Maricopa County, IDA, Single Family
              Mortgage Revenue, Capital
              Appreciation, Series 83A, 0.00%,
              12/31/14, ETM....................     1,896
  1,000     Maricopa County, School District
              #1, Phoenix Elementary, GO,
              5.50%, 7/1/10, Callable 7/1/07 @
              101, MBIA........................     1,151

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,500     Maricopa County, School District
              #11, GO, 4.75%, 7/1/14, Callable
              7/1/11 @ 100, FGIC...............  $  1,632
  1,720     Maricopa County, School District
              #11, Peoria, Projects of 1996,
              Series D, GO, 5.25%, 7/1/13,
              Prerefunded 7/1/09 @ 101, FGIC...     2,006
  1,000     Maricopa County, School District
              #210, Phoenix Union, Project of
              1995, Series B, GO, 5.38%,
              7/1/13, Prerefunded 7/1/06 @
              101..............................     1,124
  2,000     Maricopa County, School District
              #28, Kyrene Elementary, Capital
              Appreciation, Series C, GO,
              0.00%, 1/1/11, FGIC..............     1,556
  1,000     Maricopa County, School District
              #3, Tempe Elementary, Project of
              1997, Series E, GO, 5.40%,
              7/1/13, Callable 7/1/09 @ 101,
              FGIC.............................     1,151
  1,015     Maricopa County, School District
              #38, Madison Elementary, GO,
              5.30%, 7/1/08, Callable 7/1/03 @
              101, AMBAC.......................     1,046
  1,215     Maricopa County, School District
              #38, Madison Elementary, GO,
              5.80%, 7/1/15, Prerefunded 7/1/06
              @ 101, MBIA......................     1,381
  1,225     Maricopa County, School District
              #4, GO, 5.00%, 7/1/11, FSA.......     1,393
  3,100     Maricopa County, School District
              #69, Paradise Valley, GO, 5.80%,
              7/1/09, AMBAC....................     3,654
  1,000     Maricopa County, School District
              #69, Paradise Valley, GO, 6.35%,
              7/1/10, MBIA.....................     1,221
  1,000     Maricopa County, School District
              #69, Paradise Valley, GO, Series
              A, 5.25%, 7/1/14, FGIC...........     1,166
  1,090     Mesa, GO, 5.38%, 7/1/14............     1,291
  2,000     Mesa, GO, 5.75%, 7/1/14,
              Prerefunded 7/1/09 @ 100, FGIC...     2,371
  3,000     Mesa, IDA, Revenue, Series A,
              5.63%, 1/1/29, MBIA..............     3,258
  1,000     Mesa, Street & Highway Revenue,
              5.00%, 7/1/12....................     1,139
  2,250     Mesa, Street & Highway Revenue,
              Series A, 5.30%, 7/1/17,
              Prerefunded 7/1/09 @ 100, FSA....     2,611
  2,000     Mesa, Utility System Revenue,
              5.38%, 7/1/12, Prerefunded 7/1/05
              @ 101, FGIC......................     2,184

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 70

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,205     Mohave County, Elementary School
              District #16, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA......  $  1,348
  1,200     Mohave County, School District #1,
              Lake Havasu, GO, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC.....     1,212
  2,050     Navajo County, School District #10,
              Series A, GO, 5.13%, 7/1/12,
              Callable 7/1/07 @ 101, FGIC......     2,301
  1,000     Oro Valley Municipal Property
              Corp., Municipal Water System
              Revenue, Canada Hills, 5.45%,
              7/1/14, Callable 7/1/08 @ 101,
              MBIA.............................     1,126
    850     Peoria, GO, 5.40%, 4/1/14, FGIC....       953
  1,000     Peoria, GO, 5.00%, 4/1/20, Callable
              4/1/09 @ 100, FGIC...............     1,059
  1,000     Phoenix, Civic Improvement Corp.,
              Excise Tax Revenue, Series B,
              5.75%, 7/1/11, Callable 7/1/10 @
              101..............................     1,174
  2,000     Phoenix, Civic Improvement Corp.,
              Excise Tax Revenue, Airport
              Improvements, Series B, 6.00%,
              7/1/08, Callable 7/1/04 @ 102....     2,134
  1,000     Phoenix, GO, Series A, 5.40%,
              7/1/07...........................     1,135
  2,000     Phoenix, GO, 5.88%, 7/1/17,
              Prerefunded 7/1/10 @ 100.........     2,394
    650     Phoenix, IDA, Single Family
              Mortgage Revenue, Series A, AMT,
              5.35%, 6/1/20, Callable 12/1/07 @
              101.50, GNMA/FNMA/ FHLMC.........       672
  2,000     Phoenix, Street & Highway User
              Revenue, 6.50%, 7/1/09, ETM......     2,377
  2,500     Phoenix, Street & Highway User
              Revenue, Capital Appreciation,
              Series A, 0.00%, 7/1/12, FGIC....     1,823
    335     Pima County, GO, 6.20%, 7/1/08,
              Callable 7/1/03 @ 100............       336
  1,500     Pima County, IDA, Health Partners,
              Revenue, Series A, 5.30%, 4/1/07,
              MBIA.............................     1,677
    565     Pima County, IDA, Single Family
              Mortgage Revenue, Series A,
              6.40%, 8/1/11, Callable 8/1/05 @
              102..............................       587
     75     Pima County, IDA, Single Family
              Mortgage Revenue, Series A,
              7.63%, 2/1/12, Callable 2/1/04 @
              100, FHA.........................        75

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $  530     Pima County, IDA, Single Family
              Mortgage Revenue, Series B, AMT,
              6.95%, 11/1/23, Callable 5/1/07 @
              103.38, GNMA/ FNMA/FHLMC.........  $    567
  2,000     Pima County, Unified School
              District #1, Tucson, GO, 5.38%,
              7/1/09, FGIC.....................     2,318
  1,000     Pima County, Unified School
              District #1, Tucson, GO, 5.88%,
              7/1/14, FGIC.....................     1,052
  1,050     Pima County, Unified School
              District #10, GO, Project of
              1994, 5.10%, 7/1/11, Prerefunded
              7/1/09 @ 100, FGIC...............     1,207
  2,015     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series
              A, 6.00%, 1/1/07.................     2,293
  1,815     Santa Cruz County, IDA, Citizens
              Utility Co., Revenue, 4.75%,
              8/1/20, Putable 8/1/07 @ 100.....     1,771
  3,000     School Facilities Board,
              Certificates of Participation,
              Series A, 5.25%, 9/1/17, Callable
              3/1/13 @ 100, MBIA...............     3,332
  2,500     School Facilities Board, Revenue,
              State School Improvement, 5.25%,
              7/1/14, Callable 7/1/12 @ 100....     2,855
  1,000     Scottsdale, GO, 5.25%, 7/1/06......     1,111
  2,000     Scottsdale, GO, 5.25%, 7/1/18,
              Callable 7/1/11 @ 101............     2,220
  2,500     Scottsdale, IDA, Hospital Revenue,
              Scottsdale Memorial Hospitals,
              Series A, 6.13%, 9/1/17, Callable
              9/1/07 @ 102, AMBAC..............     2,896
  2,000     Scottsdale, Preservation, GO,
              5.75%, 7/1/18, Prerefunded 7/1/09
              @ 100............................     2,371
  1,065     Scottsdale, Street & Highway User
              Revenue, 5.50%, 7/1/07...........     1,211
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.13%, 12/1/07,
              ACA..............................     1,099
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.50%, 12/1/17,
              Callable 12/1/07 @ 100, ACA......     1,047

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $  445     State Municipal Financing Program,
              Certificates of Participation,
              Series 27, 7.00%, 8/1/04,
              Callable 8/1/03 @ 100, BIG.......  $    447
  1,000     State Municipal Financing Program,
              Certificates of Participation,
              Series 20, 7.70%, 8/1/10, BIG....     1,273
  2,035     State Power Authority, Resource
              Revenue, Hoover Uprating Project,
              5.40%, 10/1/07, Prerefunded
              10/1/03 @ 102, MBIA..............     2,097
  1,720     State Power Authority, Resource
              Revenue, Hoover Uprating Project,
              5.00%, 10/1/10...................     1,956
  2,500     State Power Authority, Resource
              Revenue, Hoover Uprating Project,
              5.25%, 10/1/17...................     2,888
    500     State Transportation Board, Highway
              Revenue, 6.00%, 7/1/10, Callable
              7/1/09 @ 100.....................       586
  2,000     State Transportation Board, Highway
              Revenue, Series A, 5.25%, 7/1/17,
              Callable 7/1/12 @102.............     2,249
  3,000     State Transportation Board, Highway
              Revenue, Series B, 5.25%, 7/1/18,
              Callable 7/1/12 @ 100............     3,311
  1,030     Student Loan Acquisition Authority,
              Revenue, Series A-1, AMT, 5.40%,
              5/1/10, Callable 11/1/09 @ 102,
              GSL..............................     1,135
  1,000     Student Loan Acquisition Authority,
              Revenue, Series A-1, AMT, 5.88%,
              5/1/18, Callable 11/1/09 @ 102,
              GSL..............................     1,081
  2,500     Surprise Municipal Property Corp.,
              Revenue, 5.70%, 7/1/20, Callable
              7/1/09 @ 101, FGIC...............     2,819
    870     Tempe, Excise Tax Revenue, Series
              A, 5.63%, 7/1/20, Callable 7/1/09
              @ 100............................       973
  3,000     Tempe, Unified School District
              #213, Project of 1998, Series B,
              GO, 5.13%, 7/1/14, Prerefunded
              7/1/09 @ 101, FGIC...............     3,480
  1,000     Tucson, Airport Authority, Revenue,
              5.00%, 6/1/12, FSA...............     1,128
  2,000     Tucson, GO, 5.00%, 7/1/11..........     2,274
  1,725     Tucson, Street & Highway User
              Revenue, Series 94-E, 5.50%,
              7/1/15, Callable 7/1/10 @ 100,
              FGIC.............................     1,957

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $  700     University Foundation, Certificates
              of Participation, Series 8,
              4.90%, 8/1/09, MBIA..............  $    791
    500     University of Arizona, Certificates
              of Participation, 5.50%, 6/1/14,
              Callable 6/1/11 @ 100, AMBAC.....       574
  1,700     University of Arizona, Certificates
              of Participation, Series A,
              5.50%, 6/1/17, Callable 6/1/12 @
              100..............................     1,920
  2,000     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.75%, 10/1/11,
              Callable 10/1/09 @ 101...........     2,357
    750     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/12,
              Callable 10/1/11 @ 100...........       871
  1,110     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.63%, 10/1/14,
              Callable 10/1/09 @ 101...........     1,284
  1,000     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/15,
              Callable 10/1/09 @ 101...........     1,128
  1,600     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.50%, 10/1/16,
              Callable 10/1/09 @ 101...........     1,810
  1,500     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/18,
              Callable 10/1/11 @ 100...........     1,679
  1,100     Yavapai County, IDA, Hospital
              Facility Revenue, Yavapai
              Regional Medical Center, Series
              A, 5.13%, 12/1/13, Callable
              6/1/07 @ 102, FSA................     1,234
  1,305     Yuma County, GO, Elementary School
              District #1, 5.25%, 7/1/10,
              Callable 7/1/07 @ 101, MBIA......     1,471
  3,000     Yuma County, IDA, Multi-Family
              Revenue, Series A, AMT, 6.10%,
              9/20/34, Callable 9/20/09 @ 106,
              GNMA.............................     3,249
  1,000     Yuma County, IDA, Hospital Revenue,
              Yuma Regional Medical Center,
              5.50%, 8/1/09, Callable 8/1/07 @
              102, MBIA........................     1,145
                                                 --------
                                                  152,244
                                                 --------
  Total Municipal Bonds                           152,244
                                                 --------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 72

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (0.2%):
    385     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................  $    385
                                                 --------
  Total Investment Companies                          385
                                                 --------
Total (Cost $138,651) (a)                        $152,629
                                                 ========

------------
Percentages indicated are based on net assets of $154,878.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $13,994
                   Unrealized depreciation......................      (16)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $13,978
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (96.3%):
Arizona (0.4%):
 $1,000     Tucson & Pima County, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM..............................  $    645
                                                 --------
California (2.4%):
  1,990     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              3/1/14, ETM......................     1,319
  1,715     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              1/1/19, ETM......................       853
  2,850     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              9/1/19, ETM......................     1,376
                                                 --------
                                                    3,548
                                                 --------
Colorado (1.1%):
  2,600     El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM..............................     1,590
                                                 --------
Kansas (1.1%):
  1,600     Kansas City, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/14, ETM.....................     1,027
  1,000     Saline County, Single Family
              Mortgage Revenue, Series 83A,
              0.00%, 12/1/15, ETM..............       606
                                                 --------
                                                    1,633
                                                 --------
Kentucky (83.6%):
  1,000     Asset/Liability Common General
              Fund, Revenue, Project Notes,
              First Series, MBIA-IBC, 5.00%,
              2/1/06...........................     1,088
  1,000     Asset/Liability Common General
              Fund, Revenue, Project Notes,
              First Series, MBIA-IBC, 5.00%,
              2/1/06...........................     1,086
  2,300     Asset/Liability Common General
              Fund, Revenue, Project Notes,
              First Series, 5.00%, 2/1/07,
              MBIA-IBC.........................     2,546
  1,500     Berea College, Utility Revenue,
              AMT, 5.90%, 6/1/17, Callable
              6/1/07 @ 102.....................     1,629
  1,205     Boone & Florence Counties, Water
              Supply System Revenue, 4.00%,
              12/1/08, FGIC....................     1,307
  1,740     Boone County, School District
              Revenue, 5.38%, 8/1/17, Callable
              8/1/10 @ 101.....................     1,940
  1,000     Boone County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 8/1/20, Callable
              8/1/10 @ 101.....................     1,099
  1,010     Bowling Green, GO, 5.25%, 6/1/13,
              Callable 6/1/10 @ 101............     1,150

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   55     Campbell & Kenton Counties,
              Sanitation District #1,
              Sanitation District Revenue,
              6.38%, 8/1/03, ETM...............  $     55
    260     Campbell & Kenton Counties,
              Sanitation District #1,
              Sanitation District Revenue,
              7.13%, 8/1/05, ETM...............       264
  1,000     Carrollton & Henderson Counties,
              Public Energy Authority, Gas
              Revenue, Series A, 5.00%, 1/1/09,
              FSA..............................     1,125
  1,225     Christian County, Lease Revenue,
              5.10%, 8/1/13, Callable 11/1/10 @
              101..............................     1,371
  4,500     Development Finance Authority,
              Hospital Revenue, Elizabeth
              Medical Center, Series A, FGIC,
              6.00%, 11/1/10...................     4,508
  1,100     Economic Development Finance
              Authority, Catholic Health
              Initiatives Revenue, 4.25%,
              9/1/09...........................     1,174
    425     Economic Development Finance
              Authority, Catholic Health
              Initiatives Revenue, 5.38%,
              12/1/11, Callable 6/1/08 @ 101...       463
  1,645     Fayette County, School Building
              Revenue, 5.50%, 6/1/19, Callable
              6/1/10 @ 101.....................     1,827
  1,200     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 9/1/13, Callable
              9/15/09 @ 101....................     1,370
  2,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 9/1/17, Callable
              9/15/09 @ 101....................     2,211
  1,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 9/1/18, Callable
              9/15/09 @ 101....................     1,113
  1,255     Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.35%, 1/1/13,
              Callable 1/1/07 @ 102............     1,414
  1,415     Greater Kentucky Housing Assistance
              Corp., Multi-Family Housing
              Revenue, Series A, 5.90%, 2/1/14,
              FHA..............................     1,417
  1,505     Hardin County, School District
              Finance Corp., School District
              Revenue, 5.50%, 2/1/14, Callable
              2/1/10 @ 101.....................     1,712

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 74

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  960     Hardin County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 2/1/15, Callable
              2/1/10 @ 101.....................  $  1,089
    200     Hardin County, Water District #1,
              Waterworks Revenue, 6.70%,
              9/1/05...........................       204
    500     Housing Corp., Revenue, Series A,
              5.40%, 1/1/05, Callable 7/1/03 @
              102, FHA/VA......................       510
    500     Housing Corp., Revenue, Series A,
              5.50%, 1/1/06, Callable 7/1/03 @
              102, FHA/VA......................       510
    500     Housing Corp., Revenue, Series A,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, FHA/VA......................       510
  1,745     Housing Corp., Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102, FHA/VA......................     1,854
    270     Infrastructure Authority, Revenue,
              5.25%, 8/1/04....................       276
  1,780     Infrastructure Authority, Revenue,
              Series A, 4.50%, 6/1/05..........     1,888
    140     Infrastructure Authority, Revenue,
              Prerefunded Government
              Agencies-E, 5.25%, 8/1/04........       143
    175     Infrastructure Authority, Revenue,
              Prerefunded Government
              Agencies-E, 5.40%, 8/1/06........       179
    180     Infrastructure Authority, Revenue,
              Prerefunded Government
              Agencies-E, 5.75%, 8/1/13........       184
    325     Infrastructure Authority, Revenue,
              Unrefunded Government Agencies-E,
              5.40%, 8/1/06....................       332
    320     Infrastructure Authority, Revenue,
              Unrefunded Government Agencies-E,
              5.75%, 8/1/13....................       328
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/10,
              Callable 4/1/06 @ 102, AMBAC.....     1,128
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/11,
              Callable 4/1/06 @ 102, AMBAC.....     1,128
    500     Jefferson County, Capital Projects,
              First Mortgage Revenue, 6.38%,
              12/1/07, ETM.....................       594
  1,250     Jefferson County, GO, 4.00%,
              4/1/10...........................     1,340

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,825     Jefferson County, GO, Capital
              Appreciation, Series B, 0.00%,
              8/15/06, FSA.....................  $  1,726
    930     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 5.65%,
              1/1/10, Callable 1/1/07 @ 102....     1,013
  1,110     Jefferson County, Hospital Revenue,
              Louisville Medical Center, 3.50%,
              5/1/04...........................     1,129
    400     Jefferson County, Hospital Revenue,
              Louisville Medical Center, 5.00%,
              5/1/08...........................       435
  1,325     Jefferson County, Hospital Revenue,
              Series C, 6.20%, 10/1/04, MBIA...     1,357
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/13,
              Callable 1/1/10 @ 101............     1,141
  1,490     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/14,
              Callable 1/1/10 @ 101, FSA.......     1,673
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 5.25%, 6/1/17,
              Callable 7/1/09 @ 101, FSA.......     1,095
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.00%, 4/1/18,
              Callable 4/1/11 @ 101, FSA.......     1,077
  1,320     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 1/1/19, Callable
              7/1/09 @ 101, FSA................     1,426
  1,430     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/07,
              Callable 7/1/05 @ 102, MBIA......     1,571
  1,000     Jefferson County, School District
              Financial Corp., 5.25%, 1/1/10,
              Callable, 7/1/09 @ 101...........     1,140
  2,315     Junction City, College Revenue,
              Centre College Project, 5.70%,
              4/1/12, Callable 4/1/07 @ 102....     2,688
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              5.00%, 3/1/07, MBIA..............     1,094
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/07, FSA...............       512

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              5.00%, 3/1/08, MBIA..............  $  1,099
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/08, FSA...............       512
  1,120     Lexington-Fayette County, Urban
              County Government, Series D, GO,
              5.00%, 12/1/09...................     1,282
     55     Lexington-Fayette County, Urban
              County Government, EDR, 7.54%,
              12/1/03..........................        56
    935     Lexington-Fayette County, Urban
              County Government, Governmental
              Project Revenue, University of
              Kentucky Alumni Association, Inc.
              Project, 6.50%, 11/1/07,
              Prerefunded 11/1/04 @ 102,
              MBIA.............................     1,022
  1,000     Lexington-Fayette County, Urban
              County Government, Sewer System
              Revenue, Series A, 5.00%, 7/1/17,
              Callable 7/1/11 @ 101............     1,081
  1,420     Louisville & Jefferson County,
              Airport Authority Revenue, AMT,
              6.00%, 7/1/10, Callable 7/1/07 @
              102, MBIA........................     1,634
  1,500     Louisville & Jefferson County,
              Metropolitan Sewer District,
              Sewer Revenue, Series A, 5.50%,
              5/15/15, Callable 11/15/09 @ 101,
              FGIC.............................     1,707
  1,000     Louisville & Jefferson County,
              Regional Airport Authority,
              Airport System Revenue, Series A,
              5.75%, 7/1/15, Callable 7/1/11 @
              101, FSA.........................     1,134
    825     Louisville & Jefferson County,
              Sewer & Drain System Revenue,
              6.40%, 5/15/08, Prerefunded
              11/15/04 @ 102, AMBAC............       902
    300     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.00%,
              4/1/05...........................       303
  1,115     Louisville Waterworks Board, Water
              System Revenue, 5.00%, 11/15/11..     1,252
  1,000     Louisville Waterworks Board, Water
              System Revenue, 5.13%, 11/15/15,
              Callable 11/15/10 @ 100, FSA.....     1,111
  1,000     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.20%, 11/1/05, Callable 11/1/04
              @ 102, MBIA......................     1,082

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $2,090     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.40%, 11/1/07, Callable 11/1/04
              @ 102, MBIA......................  $  2,241
    240     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/06...........................       248
    460     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/07...........................       474
  1,260     Northern Kentucky University,
              5.00%, 12/1/09, AMBAC............     1,438
    255     Richmond, Water, Gas & Sewer
              Revenue, Series B, 5.00%, 7/1/14,
              Callable 7/1/08 @ 102, MBIA......       281
    100     Richmond, Water, Gas & Sewer
              Revenue, Series A, 5.00%, 7/1/14,
              Callable 7/1/08 @ 102, MBIA......       110
  1,245     State Economic Development Finance
              Authority, Hospital Revenue,
              Southern Central Nursing Homes,
              6.00%, 1/1/27, Callable 1/1/08 @
              105, FHA.........................     1,377
  1,000     State Property & Buildings,
              Commission Revenues, Project #71,
              4.00%, 8/1/05....................     1,055
  1,000     State Property & Buildings,
              Commission Revenues, Project #56,
              5.70%, 9/1/06, Callable 9/1/04 @
              102..............................     1,075
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.30%, 5/1/07, Callable 11/1/05 @
              102..............................     1,112
  1,000     State Property & Buildings,
              Commission Revenues, Project #56,
              5.80%, 9/1/07, Callable 9/1/04 @
              102..............................     1,076
  2,000     State Property & Buildings,
              Commission Revenues, Project #74,
              5.38%, 2/1/09, FSA...............     2,292
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.38%, 11/1/09, Callable 11/1/05
              @ 102............................     1,113
  1,000     State Property & Buildings,
              Commission Revenues, Project #69,
              Series D, 5.50%, 8/1/10, FSA.....     1,167

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 76

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,500     State Property & Buildings,
              Commission Revenues, Project #64,
              6.00%, 2/1/11, Callable 2/1/10 @
              100, FSA.........................  $  1,797
  1,335     State Property & Buildings,
              Commission Revenues, Project #73,
              5.25%, 11/1/12, Callable 11/1/11
              @ 100............................     1,529
  2,000     State Property & Buildings,
              Commission Revenues, Project #64,
              5.75%, 5/1/14, Callable 11/1/09 @
              100..............................     2,389
  1,000     State Property & Buildings,
              Commission Revenues, Project #68,
              5.75%, 10/1/15, Callable 10/1/10
              @ 100............................     1,153
  1,500     State Property & Buildings,
              Commission Revenues, Project #66,
              Series A, 5.60%, 5/1/16, Callable
              5/1/10 @ 100, MBIA...............     1,707
  1,500     State Property & Buildings,
              Commission Revenues, Project #73,
              5.13%, 9/1/16, Callable 9/1/10 @
              100..............................     1,638
    715     State Property & Buildings,
              Commission Revenues, Project #65,
              6.00%, 2/1/18, Prerefunded 2/1/10
              @ 100............................       857
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.10%, 11/1/18, Callable 11/1/09
              @ 100............................     1,069
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project Series A,
              5.50%, 7/1/11....................     1,168
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.20%,
              7/1/03, AMBAC....................     1,000
  1,395     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.40%,
              7/1/05, AMBAC....................     1,508
  3,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/08, AMBAC....................     3,452
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC....................     1,195

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $2,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC....................  $  2,323
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC.....................       816
  1,935     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Prerefunded 7/1/05 @ 102,
              AMBAC............................     2,141
    665     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC............................       731
    125     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC............................       138
    375     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Prerefunded 7/1/05 @ 102,
              AMBAC............................       416
    130     State Turnpike Authority, Resource
              Recovery Revenue, 6.13%, 7/1/07..       142
    345     State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              ETM..............................       386
    135     State Turnpike Authority, Toll Road
              Revenue, Refunding, 6.13%,
              7/1/08, ETM......................       149
  1,250     University of Kentucky Revenue,
              Construction of Educational
              Buildings, Series Q, 5.00%,
              5/1/11, Callable 5/1/10 @ 100....     1,398
    475     University of Kentucky, Community
              Colleges, Educational Buildings
              Revenue, Southeast, 6.30%,
              5/1/05...........................       488
    950     Winchester, Utilities Revenue,
              5.30%, 7/1/09, Callable 7/1/03 @
              102..............................       969
                                                 --------
                                                  122,938
                                                 --------

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Louisiana (2.9%):
 $  985     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              A-1, 6.65%, 6/1/15, Callable
              12/1/07 @ 104, GNMA/FNMA.........  $  1,116
  4,300     New Orleans, Home Mortgage
              Authority, Single Family Mortgage
              Revenue, Series A, 0.00%,
              10/1/15, MBIA....................     2,618
  1,000     Public Facilities Authority,
              Multi-Family Housing Revenue,
              Series B, 0.00%, 12/1/19, ETM....       478
                                                 --------
                                                    4,212
                                                 --------
Mississippi (0.7%):
  2,500     State Home Corp., Single Family
              Mortgage Revenue, 0.00%, 9/15/16,
              Callable 3/15/04 @ 41.70, ETM....     1,027
                                                 --------
Puerto Rico (2.9%):
  2,000     Commonwealth Highway &
              Transportation Authority,
              Transportation Revenue, Series A,
              0.00%, 7/1/17, AMBAC.............     1,121
  1,000     Commonwealth Highway and
              Transportation Authority, Highway
              Revenue, Series AA, 5.00%,
              7/1/26, Callable 7/1/10, @ 100,
              FSA..............................     1,135

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico, continued:
 $1,480     GO, Unlimited, 0.00%, 7/1/17,
              MBIA.............................  $    829
  1,000     State, GO, Series C, 5.00%, 7/1/28,
              MBIA.............................     1,124
                                                 --------
                                                    4,209
                                                 --------
Texas (1.2%):
  1,000     Central Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Series A, 0.00%, 9/1/16, ETM.....       570
  1,850     Port Arthur Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 3/1/15....................     1,146
                                                 --------
                                                    1,716
                                                 --------
  Total Municipal Bonds                           141,518
                                                 --------
INVESTMENT COMPANIES (2.8%):
  4,055     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................     4,055
      2     One Group Municipal Money Market
              Fund, Class I (c)................         2
                                                 --------
  Total Investment Companies                        4,057
                                                 --------
Total (Cost $133,008) (a)                        $145,575
                                                 ========

------------
Percentages indicated are based on net assets of $146,963.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $12,582
                   Unrealized depreciation......................      (15)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $12,567
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 78

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (97.9%):
Louisiana (97.4%):
 $1,990     Alexandria Utilities, Revenue,
              4.00%, 5/1/07, AMBAC.............  $  2,142
  1,230     Ascension Parish, Gravity Drain,
              Sales & Use Tax Revenue, 5.50%,
              12/1/08, Callable 12/1/06 @ 100,
              FGIC.............................     1,382
    995     Ascension Parish, Sales & Use Tax
              Revenue, Sales Tax District #2,
              Series ST, 4.00%, 11/1/08, FSA...     1,080
  1,000     Calcasieu Parish Public
              Transportation Authority, Student
              Lease, Revenue, McNeese Student
              Housing Project, 5.38%, 5/1/16,
              Callable 5/1/11 @ 101, MBIA......     1,122
     25     East Baton Rouge Parish, Mortgage
              Finance Authority, Revenue,
              Series B, 5.30%, 10/1/14, GNMA...        26
    500     East Baton Rouge Parish, Sales &
              Use Tax Revenue, 5.90%, 2/1/16,
              FGIC.............................       544
  1,000     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/11,
              Callable 2/1/09 @ 101, FGIC......     1,153
  1,595     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/14,
              Callable 2/1/09 @ 101, FGIC......     1,812
  1,310     East Baton Rouge Parish, Sales &
              Use Tax Revenue, 5.50%, 2/1/15,
              Callable 2/1/09 @ 101, FGIC......     1,487
    500     East Baton Rouge Parish, Sales &
              Use Tax Revenue, Series ST,
              5.80%, 2/1/07, Callable 2/1/05 @
              101.50, FGIC.....................       544
    845     East Baton Rouge Parish, Sales &
              Use Tax Revenue, Series ST,
              5.80%, 2/1/08, Callable 2/1/05 @
              101.50, FGIC.....................       919
    910     East Baton Rouge Parish, Sales &
              Use Tax Revenue, Series ST,
              5.80%, 2/1/09, Callable 2/1/05 @
              101.50, FGIC.....................       989
  3,000     Government Facilities Revenue,
              5.25%, 12/1/18, AMBAC............     3,408
    955     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 4.80%, 12/1/10,
              Callable 12/1/07 @ 101,
              GNMA/FNMA........................     1,010
     30     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              A-1, 5.70%, 6/1/15, Callable
              6/1/05 @ 102, GNMA/FNMA/FHLMC....        30

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  415     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B, 6.00%, 6/1/15, GNMA/FNMA......  $    442
    285     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2, AMT, 6.10%, 12/1/11,
              Callable 12/1/06 @ 102,
              GNMA/FNMA........................       302
  1,000     Iberville Parish, Consolidated
              School District #5, 5.00%,
              10/1/05, FSA.....................     1,081
    300     Jefferson Parish, Hospital Services
              Revenue, District #1, 5.10%,
              1/1/05, Callable 1/1/04 @ 102,
              FGIC.............................       311
  2,000     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 5.00%,
              2/1/08, MBIA.....................     2,239
  1,495     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 5.50%,
              3/1/09, AMBAC....................     1,729
  2,070     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 0.00%,
              9/1/09, FSA......................     1,732
    660     Kenner, Sales & Use Tax Revenue,
              5.75%, 6/1/06, Callable 6/1/05 @
              100, FGIC........................       676
  1,000     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.35%, 3/1/13, Callable
              3/1/09 @ 101.50..................     1,148
  1,195     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.45%, 3/1/14, Callable
              3/1/09 @ 101.50, FGIC............     1,359
  1,985     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.60%, 3/1/17, Callable
              3/1/09 @ 101.50, FGIC............     2,245
  2,500     Lafayette, Public Improvement Sales
              Tax, 4.00%, 3/1/08, AMBAC........     2,692
    300     Lafourche Parish, Hospital Service,
              District #3, Hospital Revenue,
              5.50%, 10/1/04, Callable 10/1/03
              @ 102............................       309
    265     New Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue,
              Prefunded, 7.38%, 1/1/11,
              Callable 7/1/03 @ 103............       273
  1,500     New Orleans Certificate of
              Indebtedness, GO, 5.00%, 3/1/07,
              MBIA.............................     1,663

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  350     New Orleans, GO, 5.85%, 11/1/09,
              Prerefunded 11/1/05 @ 100, FGIC..  $    387
  2,000     New Orleans, GO, 0.00%, 9/1/17,
              AMBAC............................     1,081
    500     New Orleans, Home Mortgage, SO,
              6.25%, 1/15/11, ETM..............       603
  1,370     New Orleans, Sewer Service Revenue,
              4.50%, 6/1/09, FGIC..............     1,516
  1,000     New Orleans, Sewer Service Revenue,
              5.38%, 6/1/14, Callable 6/1/10 @
              101, FGIC........................     1,137
  1,000     New Orleans, Sewer Service Revenue,
              5.00%, 6/1/18, Callable 6/1/08 @
              101, MBIA........................     1,062
  1,220     Office Facilities Corp., Revenue,
              5.50%, 3/1/11, Callable 3/1/09 @
              101, MBIA........................     1,404
    555     Orleans Parish School Board,
              Revenue, Public School Capital
              Refinancing, 6.00%, 6/1/09,
              MBIA.............................       659
    250     Orleans Parish School District, GO,
              5.30%, 9/1/10, Callable 9/1/05 @
              100, MBIA........................       270
  1,000     Orleans Parish School District, GO,
              Series A, 5.13%, 9/1/15, Callable
              3/1/08 @ 100, FGIC...............     1,093
  1,000     Ouachita Parish, Hospital Service
              District #1, Health Care Revenue,
              Glenwood Regional Medical Center,
              5.70%, 5/15/16, Callable 5/15/10
              @ 100, FSA.......................     1,109
  1,675     Port New Orleans Board of
              Commercial Facilities, Revenue,
              5.63%, 4/1/14, Callable 4/1/11 @
              101..............................     1,890
  1,000     Port New Orleans Board of
              Commerical Facilities, Revenue,
              5.50%, 4/1/10, AMBAC.............     1,135
  1,475     Public Facilities Authority,
              Hospital Revenue, 5.50%, 7/1/12,
              FSA..............................     1,723
  7,000     Public Facilities Authority,
              Multi-Family Housing Revenue,
              Series B, 0.00%, 12/1/19, ETM....     3,344
  8,000     Public Facilities Authority,
              Multi-Family Revenue, Series A,
              0.00%, 2/1/20, ETM...............     3,726
     35     Public Facilities Authority,
              Revenue, Alton Ochsner Medical
              Foundation, 5.75%, 5/15/11,
              Callable 5/15/03 @ 100, MBIA.....        41

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,000     Public Facilities Authority,
              Revenue, Alton Ochsner Medical
              Foundation, Series A, 5.00%,
              5/15/08, MBIA....................  $  1,119
  1,170     Public Facilities Authority,
              Revenue, Department of Public
              Safety, 3.50%, 8/1/05, FSA.......     1,223
  2,495     Public Facilities Authority,
              Revenue, Department of Public
              Safety, 5.50%, 8/1/18, Callable
              8/1/11@ 100, FSA.................     2,793
  1,000     Public Facilities Authority,
              Revenue, Dillard University,
              5.00%, 2/1/18, Callable 2/10/08 @
              102, AMBAC.......................     1,061
  1,960     Public Facilities Authority,
              Revenue, Loyola University,
              6.60%, 4/1/05, Callable 4/1/03 @
              101..............................     1,980
  2,025     Public Facilities Authority,
              Revenue, Loyola University,
              5.63%, 10/1/10, Callable 10/1/07
              @ 102, MBIA......................     2,346
    235     Public Facilities Authority,
              Revenue, Mary Bird Perkins Cancer
              Center, 5.50%, 1/1/04, FSA.......       240
    425     Public Facilities Authority,
              Revenue, Pendelton Memorial
              Methodist Hospital, 5.00%,
              6/1/08...........................       383
    735     Public Facilities Authority,
              Revenue, Tulane University,
              5.55%, 10/1/07, Callable 10/1/06
              @ 102, AMBAC.....................       831
  1,605     Public Facilities Authority,
              Revenue, Tulane University,
              5.75%, 10/1/09, Callable 10/1/06
              @ 102, AMBAC.....................     1,837
    730     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 5.40%, 10/1/05,
              Callable 10/1/04 @ 102, FGIC.....       778
  1,715     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 5.50%, 10/1/06,
              Callable 10/1/04 @ 102, FGIC.....     1,823
    500     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 6.00%, 10/1/10,
              FSA..............................       586
  2,000     Public Facilities Authority,
              Revenue, Xavier University of
              Louisiana, 5.13%, 9/1/12,
              Callable 9/1/07 @ 102, MBIA......     2,275
  1,000     Regional Transportation Authority,
              Certificates of Participation,
              5.00%, 5/1/05, MBIA..............     1,067

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 80

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,000     Regional Transportation Authority,
              Certificates of Participation,
              5.00%, 5/1/10, MBIA..............  $  1,132
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.50%, 10/1/12, Callable 10/1/09
              @ 102, AMBAC.....................     1,166
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.00%, 10/1/16, Callable 10/1/09
              @ 102, AMBAC.....................     1,082
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.25%, 10/1/10, AMBAC............     1,152
  1,350     Shreveport, GO, Series A, 4.00%,
              11/1/08, FGIC....................     1,466
  1,705     Shreveport, Water & Sewer Revenue,
              Series B, 4.50%, 12/1/11, FGIC...     1,878
    500     Shreveport, Water & Sewer Revenue,
              Series A, 6.25%, 12/1/03, FGIC...       511
  1,000     South Port Community, Port Revenue,
              Cargill, Inc. Project, 5.85%,
              4/1/17, Callable 4/1/07 @ 102....     1,070
  1,000     St. Charles Parish, Public
              Improvements, Sales Tax Revenue,
              4.25%, 11/1/09, MBIA.............     1,098
  1,215     St. Charles Parish, School District
              #1, GO, 5.00%, 3/1/09, FGIC......     1,373
  1,225     St. Tammany Parish, Public Finance
              Authority Revenue, Christwood
              Project, 5.25%, 11/15/08.........     1,230
  1,680     St. Tammany Parish, School District
              #12, GO, 4.00%, 4/1/08, FSA......     1,811
  1,735     St. Tammany Parish, School District
              #12, GO, 5.00%, 4/1/06, FSA......     1,897
  1,000     St. Tammany Parish, School District
              #12, GO, 4.00%, 4/1/09, FSA......     1,078
  1,000     Stadium & Exposition District
              Revenue, 5.25%, 7/1/16, Callable
              7/1/09 @ 102, FGIC...............     1,104
  1,665     Stadium & Exposition District,
              Hotel Occupancy Tax & Stadium
              Revenue, Series A, 5.65%, 7/1/07,
              Callable 7/1/04 @ 102, FGIC......     1,776
  1,500     State Energy & Power Authority,
              Power Project Revenue, 5.50%,
              1/1/10, FSA......................     1,736
  1,500     State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/13, FSA......................     1,793

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,000     State Energy & Power Authority,
              Revenue, Power Project, 5.25%,
              1/1/06, FSA......................  $  1,092
    500     State Miscellaneous Taxes, GO,
              Refunding, Series A, 5.70%,
              8/1/08, MBIA.....................       582
  1,330     State Office Facilities Corporation
              Lease Revenue, 5.00%, 3/1/10,
              MBIA.............................     1,502
  2,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.50%, 3/1/13,
              Callable 3/1/09 @ 101, MBIA......     2,301
  2,055     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, 5.50%, 5/1/15, Callable
              5/1/11 @ 101, AMBAC..............     2,344
  1,650     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.13%, 3/1/16,
              Callable 3/1/09 @ 101, MBIA......     1,799
  1,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.38%, 3/1/19,
              Callable 3/1/09 @ 101, MBIA......     1,095
  1,000     State Offshore Terminal Authority,
              Port Revenue, 4.38%, 10/1/20,
              Putable 6/1/07 @ 100.............     1,057
  1,325     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st
              Stage, Series B, 6.25%, 9/1/04...     1,400
    150     State University, Agricultural &
              Mechanical College, Revenue,
              5.40%, 7/1/05, Callable 7/1/04 @
              102, FGIC........................       159
    250     State University, Agricultural &
              Mechanical College, Revenue,
              5.50%, 7/1/06, Callable 7/1/07 @
              102, FGIC........................       266
  1,580     State University, Agricultural &
              Mechanical College, Revenue,
              6.00%, 7/1/07, Callable 7/1/06 @
              102, MBIA........................     1,794
  1,120     State University, Agricultural &
              Mechanical College, Revenue,
              5.50%, 7/1/13, Callable 7/1/06 @
              102, MBIA........................     1,264
    500     State University, Agricultural &
              Mechanical College, Revenue,
              5.75%, 7/1/14, Callable 7/1/04 @
              102, FGIC........................       530
  1,000     State, GO, 6.00%, 8/1/04, FGIC.....     1,054

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  400     State, GO, 5.38%, 8/1/05, MBIA.....  $    433
  2,000     State, GO, Series A, 6.50%,
              4/15/06, FGIC....................     2,268
    750     State, GO, Series A, 5.60%,
              5/15/07, Callable 5/15/05 @ 102,
              MBIA.............................       822
    250     State, GO, Series A, 5.70%,
              5/15/08, Callable 5/15/05 @ 100,
              MBIA.............................       276
    250     State, GO, 5.60%, 8/1/08, MBIA.....       290
  1,730     State, GO, Series A, 5.50%,
              11/15/08, FGIC...................     2,008
  1,000     State, GO, Series A, 5.00%, 4/1/09,
              FGIC.............................     1,131
  2,875     State, GO, Series A, 5.80%, 8/1/10,
              MBIA.............................     3,416
    500     State, GO, 6.10%, 5/1/11,
              Prerefunded 5/1/04 @ 102,
              AMBAC............................       532
  1,500     State, GO, Series A, 5.25%,
              11/15/11, Callable 11/15/10 @
              100, FGIC........................     1,712
  3,500     State, GO, Series B, 5.63%, 8/1/13,
              MBIA.............................     4,180
  1,500     State, GO, 5.25%, 11/15/17,
              Callable 11/15/10 @ 100..........     1,662
  1,000     State, GO, Series A, 5.50%,
              5/15/15, Callable 5/15/11 @ 100,
              FGIC.............................     1,141
  1,250     Tangipahoa Parish, Hospital Service
              District #1, Hospital Revenue,
              6.13%, 2/1/14, Callable 2/1/04 @
              102, AMBAC.......................     1,303

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,085     Tangipahoa Parish, School Board
              Revenue, 5.50%, 3/1/13, Callable
              3/1/11 @ 100, AMBAC..............  $  1,254
    690     Terrebonne Parish, Waterworks
              District #1, Water Revenue,
              5.70%, 11/1/06, Callable 11/1/03
              @ 102, FGIC......................       714
  1,000     Tobacco Settlement Financing Corp.,
              Revenue, Series 01-B, 5.50%,
              5/15/30, Callable 5/15/11 @
              101..............................       828
                                                 --------
                                                  144,933
                                                 --------
Puerto Rico (0.5%):
    750     Children's Trust Fund, Tobacco
              Settlement Revenue, 4.38%,
              5/15/09..........................       734
                                                 --------
  Total Municipal Bonds                           145,667
                                                 --------
INVESTMENT COMPANIES (1.1%):
  1,057     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................     1,057
    638     One Group Municipal Money Market
              Fund, Class I (b)................       638
                                                 --------
  Total Investment Companies                        1,695
                                                 --------
Total (Cost $134,598) (a)                        $147,362
                                                 ========

------------
Percentages indicated are based on net assets of $148,848.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $13,006
                   Unrealized depreciation......................  $ ( 242)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $12,764
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

 * Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 82

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS (94.9%):
California (0.3%):
 $ 1,000    Golden State Tobacco
              Securitization Corp., Tobacco
              Settlement Revenue, Series A-2,
              6.49%, 6/1/42, Callable 6/1/13 @
              100.............................  $  1,000
                                                --------
Colorado (0.4%):
   3,000    E-470 Public Highway Authority,
              Revenue, 0.00%, 9/1/19, MBIA....     1,408
                                                --------
Michigan (93.1%):
   2,500    Battle Creek, Tax Increment,
              5.00%, 5/1/16, Callable 5/1/08 @
              100, MBIA.......................     2,697
   1,625    Brighton Township Sanitation &
              Sewage Drainage District, GO,
              5.25%, 10/1/16, Callable 4/1/09
              @ 100, FSA......................     1,797
   1,475    Caledonia Community Schools, GO,
              5.75%, 5/1/13...................     1,725
   4,500    Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded
              5/1/07 @ 100, MBIA..............     5,175
   1,250    Central Montcalm Public Schools,
              GO, 5.90%, 5/1/19, Callable
              5/1/09 @ 100, MBIA..............     1,427
   1,775    Charles Stewart Mott Community
              College, GO, Building and
              Improvement, 5.50%, 5/1/16,
              Callable 5/1/10 @ 100, FGIC.....     2,009
   1,380    Charles Stewart Mott Community
              College, GO, Building and
              Improvement, 5.40%, 5/1/14,
              Callable 5/1/10 @ 100, FGIC.....     1,558
   1,235    Charlevoix Public School District,
              GO, 5.75%, 5/1/20, Callable
              5/1/09 @ 100, FSA...............     1,459
   1,150    Charlotte Public School District,
              GO, 5.25%, 5/1/16, Callable
              5/1/09 @ 100, Q-SBLF............     1,269
   1,075    Chelsea Economic Development
              Corp., Revenue, 5.40%, 11/15/18,
              Callable 11/15/08 @ 101.........       988
   2,000    Chelsea Economic Development
              Corp., Revenue, 5.40%, 11/15/27,
              Callable 11/15/08 @ 101.........     1,736
   1,730    Chippewa County Hospital Finance,
              Revenue, 5.63%, 11/1/14,
              Callable 11/1/07 @ 102..........     1,697
   2,500    Chippewa Hills School District,
              GO, 5.30%, 5/1/19, Callable
              5/1/09 @ 100, FGIC..............     2,719

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 1,000    Chippewa Valley School District,
              GO, 5.00%, 5/1/10, Q-SBLF.......  $  1,133
   5,000    Clarkston Community Schools, GO,
              5.75%, 5/1/16, Prerefunded
              5/1/05 @ 101, FGIC..............     5,460
   4,090    Clarkston Community Schools, GO,
              5.00%, 5/1/15, Callable 5/1/08 @
              100, AMBAC......................     4,456
   2,580    Clarkston Community Schools, GO,
              5.05%, 5/1/16, Callable 5/1/08 @
              100, AMBAC......................     2,796
     430    Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.25%, 11/15/05, FGIC...........       466
   1,690    Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.60%, 11/15/08, Callable
              11/15/05 @ 102, FGIC............     1,834
   1,560    Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.60%, 11/15/09, Callable
              11/15/05 @ 102, FGIC............     1,682
   1,830    Dearborn, Sewage Disposal System,
              Revenue, Series A, 5.13%,
              4/1/14, Callable 4/1/04 @ 101,
              MBIA............................     1,892
   1,070    Detroit Building Authority,
              Parking and Arena Revenue,
              Series A, 5.25%, 7/1/08, MBIA...     1,220
   3,850    Detroit, Local Development Finance
              Authority, Refunded Tax
              Increment Senior, Series A,
              5.38%, 5/1/18, Callable 5/1/07 @
              101.50..........................     3,945
   2,570    Detroit, Series A, GO, 5.25%,
              4/1/13, Callable 4/1/09 @ 101,
              FSA.............................     2,933
   1,500    Detroit, Series A-1, GO, 5.38%,
              4/1/16, Callable 10/1/11 @ 100,
              MBIA............................     1,683
   2,000    Detroit, Sewage Disposal System,
              Revenue, Refunding, Series B,
              6.00%, 7/1/10, MBIA.............     2,394
   5,000    Detroit, Sewage Disposal System,
              Revenue, 0.00%, 7/1/13, FGIC....     3,424
   1,500    Detroit, Sewage Disposal System,
              Revenue, Series A, 0.00%,
              7/1/17, FGIC....................       820

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 1,800    Detroit, Wayne County Stadium
              Authority, Revenue, Public
              Improvements, 5.50%, 2/1/17,
              Callable 2/1/07 @ 102, FGIC.....  $  2,012
   2,580    East Lansing School District, GO,
              School Building and Site, 5.75%,
              5/1/15..........................     2,964
   1,000    East Lansing School District, GO,
              School Building and Site, 5.40%,
              5/1/18..........................     1,112
   1,985    Eastern Michigan University,
              Revenue, Reference General
              Series A, 5.80%, 6/1/08, FGIC...     2,308
   1,645    Ecorse Public School District, GO,
              5.50%, 5/1/17, Callable 5/1/08 @
              101, FGIC.......................     1,843
   4,675    Farmington Public School District,
              GO, 5.10%, 5/1/16, Callable
              5/1/07 @ 100....................     5,135
   1,000    Ferndale School District, GO,
              5.50%, 5/1/11, Callable 5/1/05 @
              101, FGIC.......................     1,088
   1,115    Ferndale, GO, 4.50%, 4/1/09,
              FGIC............................     1,231
   2,500    Ferris State University, Revenue,
              5.75%, 10/1/17, Prerefunded
              4/1/07 @ 101, AMBAC.............     2,885
   5,000    Ferris State University, Revenue,
              5.85%, 10/1/22, Prerefunded
              4/1/07 @ 101, AMBAC.............     5,786
   1,000    Forest Hills Public Schools, GO,
              5.00%, 5/1/12...................     1,137
   2,000    Forest Hills Public Schools, GO,
              5.25%, 5/1/19...................     2,176
   3,000    Grand Haven, Electric Revenue,
              5.25%, 7/1/08, MBIA.............     3,420
   1,370    Grand Rapids, Building Authority,
              GO, 5.75%, 8/1/13, Callable
              8/1/10 @ 100, AMBAC.............     1,610
   1,500    Grand Rapids, Water Supply,
              Revenue, 5.75%, 1/1/16, FGIC....     1,728
   2,000    Harper Creek County School
              District, GO, 5.50%, 5/1/15,
              Callable 5/1/11 @ 100...........     2,282
   2,660    Hartland School District, GO,
              5.38%, 5/1/16...................     2,986
   1,125    Hazel Park School District, GO,
              5.00%, 5/1/06...................     1,233
   1,500    Higher Education Student Loan
              Authority, Revenue, 4.20%,
              3/1/09, AMBAC...................     1,566

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 1,000    Higher Education Student Loan
              Authority, Revenue, AMT, Student
              Loan XVII-A, 5.75%, 6/1/13,
              Callable 6/1/06 @ 102, AMBAC....  $  1,057
   1,815    Holland Michigan School District,
              GO, 4.00%, 5/1/07, FGIC.........     1,954
   1,500    Huron Valley School District, GO,
              4.00%, 5/1/08...................     1,618
   1,000    Huron Valley School District, GO,
              5.88%, 5/1/16, Prerefunded
              5/1/07 @ 100, FGIC..............     1,151
   1,620    Jackson Downtown Development, GO,
              0.00%, 6/1/16, FSA..............       935
   1,710    Jackson Downtown Development, GO,
              0.00%, 6/1/17, FSA..............       933
   2,060    Jackson Downtown Development, GO,
              0.00%, 6/1/18, FSA..............     1,059
   1,200    Jackson Downtown Development, GO,
              0.00%, 6/1/19, FSA..............       581
   1,130    Jackson Public Schools, GO, 5.60%,
              5/1/15, Callable 5/1/10 @ 100,
              FGIC............................     1,286
   1,405    Jackson Public Schools, GO, 5.65%,
              5/1/16, Callable 5/1/10 @ 100,
              FGIC............................     1,603
   1,965    Kentwood, Public School District,
              4.00%, 5/1/08...................     2,122
   1,275    Kentwood, Public School District,
              GO, 4.00%, 5/1/11...............     1,352
   3,685    Lake Orion Community School
              District, GO, 6.00%, 5/1/10,
              Callable 5/1/05 @ 101, AMBAC....     4,022
   1,790    Lake Orion Community School
              District, GO, 5.75%, 5/1/15,
              Callable 5/1/10 @ 100, FSA......     2,128
   1,000    Lansing Building Authority, GO,
              6.00%, 6/1/05, Callable 6/1/03 @
              100, AMBAC......................     1,005
   1,490    Lansing Michigan Community
              College, 4.00%, 5/1/08, FGIC....     1,608
   1,000    Lincoln Park School District, GO,
              5.00%, 5/1/20, Callable 5/1/07 @
              100, FGIC.......................     1,047
   1,330    Livingston County, Building
              Authority, GO, 5.80%, 7/1/08....     1,540
   1,000    Livonia Public School District,
              GO, 5.50%, 5/1/14, Callable
              5/1/03 @ 102, FGIC..............     1,033
   1,005    Livonia Water Supply, AMBAC,
              4.00%, 11/1/09..................     1,090

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 84

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 5,000    Lowell Area School District, GO,
              Capital Appreciation, 0.00%,
              5/1/14, FGIC....................  $  3,283
   1,425    Lowell Area School District, GO,
              0.00%, 5/1/16, FGIC.............       831
   1,670    Madison Public Schools, GO, 5.13%,
              5/1/18, Callable 5/1/09 @ 100,
              FGIC............................     1,795
   1,400    Marquette Board Light & Power,
              Revenue, Series A, 3.30%,
              7/1/06, Callable 7/1/05 @ 100,
              AMBAC...........................     1,448
   1,175    Mason Public School District, GO,
              5.40%, 5/1/09, Callable 5/1/05 @
              101.50, FGIC....................     1,274
   1,490    Michigan State, Clean Water
              Revenue, 5.25%, 12/1/11.........     1,737
   2,750    Mount Pleasant School District,
              GO, 5.30%, 5/1/17, Callable
              5/1/08 @ 100, AMBAC.............     3,025
   2,000    Municipal Bond Authority, Clean
              Water Revenue, 5.50%, 10/1/19...     2,374
   1,000    Municipal Bond Authority, Revenue,
              5.25%, 10/1/10..................     1,160
   1,350    Municipal Bond Authority, Revenue,
              5.25%, 12/1/13, Callable 12/1/08
              @ 101...........................     1,572
   1,500    Municipal Bond Authority, Revenue,
              Local Government Loan Program,
              Series A, 6.00%, 12/1/13,
              Callable 12/1/04 @ 102, FGIC....     1,629
   1,000    Municipal Bond Authority, Revenue,
              5.75%, 10/1/15, Callable 10/1/09
              @ 101...........................     1,201
   1,250    Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.50%, 10/1/17, Callable 10/1/09
              @ 101...........................     1,484
   2,500    Municipal Bond Authority, Revenue,
              Drinking Water Revolving Fund,
              5.50%, 10/1/17, Callable 10/1/09
              @ 101...........................     2,968
   1,090    Muskegon County, Wastewater
              Management Systems, 5.00%,
              7/1/08, FSA.....................     1,230
   1,065    Northwestern Community College,
              GO, 5.60%, 4/1/16, Callable
              10/1/09 @ 100, FGIC.............     1,212
   1,500    Novi County, Street & Reference,
              FSA, 5.00%, 10/1/09.............     1,709

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 2,500    Oakland County, Economic
              Development Corp., Revenue,
              5.00%, 11/1/17, Callable 11/1/08
              @ 101...........................  $  2,666
   2,050    Oakland County, Economic
              Development Corp., Revenue,
              5.63%, 6/1/19, Callable 6/1/07 @
              102, First of America Bank......     2,186
   3,000    Oakland County, Education Revenue,
              6.38%, 11/1/14, Prerefunded
              11/1/04 @ 100...................     3,214
   1,000    Okemos Public School District, GO,
              4.75%, 5/1/09, Q-SBLF...........     1,119
   1,200    Paw Paw Public School District,
              GO, 6.50%, 5/1/09, FGIC.........     1,419
   1,680    Pellston Public School District,
              GO, 0.00%, 5/1/22, Prerefunded
              5/1/07 @ 34.88, FSA.............       543
   1,000    Port Huron, GO, Series A, 5.25%,
              10/1/19, Callable 10/1/08 @ 101,
              MBIA............................     1,083
   1,000    Public Power Agency Revenue,
              5.25%, 1/1/08...................     1,128
   1,570    Public Power Agency, Revenue,
              Campbell Project, Series A,
              4.00%, 1/1/10, AMBAC............     1,678
   1,245    Public Power Agency, Revenue,
              5.25%, 1/1/14, Callable 1/1/12 @
              100, AMBAC......................     1,406
   1,000    Public Power Agency, Revenue,
              Belle River Project, Series A,
              5.25%, 1/1/09, MBIA.............     1,139
   7,315    Rochester Community School
              District, GO, 5.25%, 5/1/15,
              Callable 5/1/07 @ 100, MBIA.....     8,009
   7,015    Rochester Community School
              District, GO, 5.30%, 5/1/17,
              Callable 5/1/07 @ 100, MBIA.....     7,693
   5,000    Royal Oak Hospital Finance
              Authority, Revenue, 5.60%,
              11/15/11, Callable 11/15/03 @
              102.............................     5,135
   2,000    Saginaw Hospital Finance
              Authority, Revenue, St. Luke's
              Hospital, Series C, 6.75%,
              7/1/06, Callable 7/1/03 @ 100,
              MBIA............................     2,055
   1,000    South Lyon Community School
              District, GO, 5.25%, 5/1/15,
              FGIC............................     1,126
   1,085    South Macomb Disposal Authority,
              Revenue, 5.38%, 9/1/13, Callable
              9/1/10 @ 100, AMBAC.............     1,251

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 1,590    South Macomb Disposal Authority,
              Revenue, 5.38%, 9/1/15, Callable
              9/1/10 @ 100, AMBAC.............  $  1,796
   1,175    Southfield Building Authority, GO,
              5.30%, 5/1/17, MBIA.............     1,303
   1,300    Southgate Community School
              District, 5.75%, 5/1/10, FGIC,
              Q-SBLF..........................     1,535
   2,085    Southgate, GO, 5.00%, 5/1/16,
              Callable 5/1/09 @ 100, FGIC.....     2,249
   1,200    St. Clair County, GO, 3.75%,
              9/1/03..........................     1,205
   1,765    St. John's Public Schools, GO,
              5.00%, 5/1/16, Callable 5/1/08 @
              100, FGIC.......................     1,904
   1,945    State Building Authority Revenue,
              5.00%, 10/1/06..................     2,155
   1,800    State Building Authority Revenue,
              5.00%, 10/15/11, Callable
              10/15/07 @ 101..................     2,026
   2,675    State Building Authority Revenue,
              5.25%, 10/15/11, Callable
              10/15/09 @ 100..................     3,071
   2,695    State Building Authority Revenue,
              State Police Communications-III,
              4.75%, 10/1/13..................     2,996
   2,000    State Certificates of
              Participation, 5.50%, 6/1/18,
              Callable 6/1/10 @ 100, AMBAC....     2,237
   1,000    State Comprehensive
              Transportation, Series B, 5.25%,
              5/15/09, FSA....................     1,147
   1,155    State Higher Education, Revenue,
              Calvin College Project, 5.50%,
              12/1/12, Callable 12/1/10 @
              100.............................     1,257
   1,200    State Higher Education, Revenue,
              Student Loan Authority, AMT,
              5.30%, 9/1/10, AMBAC............     1,311
     355    State Hospital Finance Authority,
              Revenue, Henry Ford First
              Mortgage, Series B, 9.00%,
              5/1/04..........................       379
   1,000    State Hospital Finance Authority,
              Revenue, Sparrow Obligation
              Group, 5.25%, 11/15/07..........     1,104
   2,590    State Hospital Finance Authority,
              Revenue, 5.38%, 7/1/12, Callable
              7/1/05 @ 102, FSA...............     2,772
   1,000    State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series R, 5.38%, 8/15/16,
              Callable 8/15/06 @ 101, AMBAC...     1,108

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 3,795    State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series U, 5.63%, 8/15/16,
              Callable 8/15/07 @ 101..........  $  4,375
   6,875    State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series W, 5.25%, 8/15/17,
              Callable 8/15/07 @ 101, FSA.....     7,749
   2,000    State Hospital Finance Authority,
              Revenue, Crittenton Hospital,
              Series A, 5.25%, 3/1/14,
              Callable 3/1/04 @ 102...........     2,054
     690    State Housing Development
              Authority, Revenue, Series C,
              6.38%, 12/1/11, Callable 12/1/04
              @ 102, FHA......................       718
   4,750    State Housing Development
              Authority, Revenue, Series A,
              6.00%, 12/1/15, Callable 6/1/06
              @ 102, FHA......................     5,075
   2,000    State Housing Development
              Authority, Revenue, Series D,
              5.95%, 12/1/16, Callable 12/1/06
              @ 102...........................     2,144
   2,415    State Housing Development
              Authority, Revenue, Series A,
              6.05%, 12/1/17, Callable 6/1/06
              @ 102, FHA......................     2,565
   2,900    State Municipal Bond Authority,
              Revenue, School Loan, 5.25%,
              12/1/12, Callable 12/1/08 @
              101.............................     3,378
   2,500    State Municipal Bond Authority,
              Revenue, Clean Water Revolving
              Fund, 5.88%, 10/1/14, Callable
              10/1/10 @ 101...................     3,039
   1,170    State Strategic Fund, Revenue,
              College of Detroit Fund, 7.00%,
              5/1/21, AMBAC...................     1,558
   1,340    State Trunk Line, Revenue, Series
              A, 5.00%, 11/1/08...............     1,521
     470    State, GO, 5.40%, 11/1/19,
              Callable 11/1/05 @ 101..........       508
     985    State, GO, 5.40%, 11/1/19,
              Prerefunded 11/1/05 @ 101.......     1,088
   1,680    Tawas City, Hospital Finance
              Authority, Revenue, St. Joseph,
              Series A, 5.60%, 2/15/13,
              Callable 2/15/08 @ 102..........     1,878
   1,030    Tecumseh Public Schools, GO,
              5.40%, 5/1/17...................     1,151

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 86

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 2,400    Traverse City Area Public Schools,
              GO, 5.70%, 5/1/12, Prerefunded
              5/1/05 @ 101, MBIA..............  $  2,619
   1,500    University of Michigan, Hospital
              Revenue, 5.00%, 12/1/07.........     1,669
   1,000    University of Michigan, Hospital
              Revenue, 5.00%, 12/1/10.........     1,112
   1,000    University of Michigan, Revenue,
              5.00%, 4/1/09...................     1,131
   6,000    University of Michigan, Revenue,
              5.25%, 12/1/10, Callable 6/1/08
              @ 101...........................     6,551
   1,015    University of Michigan, Revenue,
              Student Fees, 5.25%, 4/1/15,
              Callable 4/1/05 @ 102...........     1,091
   2,000    Walled Lake Construction School
              District, GO, 5.25%, 5/1/18.....     2,193
   2,000    Warren Consolidated School
              District, GO, 5.00%, 5/1/12,
              FGIC............................     2,273
   3,040    Wayland School District, GO,
              5.10%, 5/1/12, Callable 5/1/07 @
              100, FGIC.......................     3,371
   1,000    Wayne County Community College,
              College Improvements, GO, 4.50%,
              7/1/05, FGIC....................     1,063
   1,500    Wayne County, Charter Airport
              Revenue, 5.25%, 12/1/09, FGIC...     1,691
   1,275    Wayne County, Charter Airport
              Revenue, Series B, 5.25%,
              12/1/12, Callable 12/1/08 @ 101,
              MBIA............................     1,454
   1,175    Wayne County, Downriver System
              Sewer Disposal, GO, Series B,
              5.13%, 11/1/18, Callable 11/1/09
              @ 100, MBIA.....................     1,265

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $   215    Wayne State University, Revenue,
              5.50%, 11/15/07, Callable
              11/15/03 @ 101, AMBAC...........  $    221
   2,000    Wayne State University, Revenue,
              5.38%, 11/15/14, Callable
              11/15/09 @ 101, FGIC............     2,278
   2,000    Wayne State University, Revenue,
              5.25%, 11/15/19, Callable
              11/15/09 @ 101, FGIC............     2,167
   1,500    West Ottawa Public School
              District, 4.00%, 5/1/08,
              Q-SBLF..........................     1,618
   1,205    Western Michigan University,
              5.00%, 11/15/11, MBIA...........     1,373
   1,500    Wyandotte Electric Revenue, 4.00%,
              10/1/11, Callable 10/1/08 @ 101,
              MBIA............................     1,578
                                                --------
                                                 315,876
                                                --------
Puerto Rico (1.1%):
   2,195    Commonwealth, GO, 6.25%, 7/1/12,
              MBIA............................     2,732
     880    Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50........     1,024
                                                --------
                                                   3,756
                                                --------
  Total Municipal Bonds                          322,040
                                                --------
INVESTMENT COMPANIES (4.5%):
  14,891    Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................    14,891
     277    One Group Michigan Municipal Money
              Market Fund, Class I (b)........       277
                                                --------
  Total Investment Companies                      15,168
                                                --------
Total (Cost $306,073) (a)                       $337,208
                                                ========

------------
Percentages indicated are based on net assets of $339,371.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $31,496
                   Unrealized depreciation......................     (361)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $31,135
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (96.5%):
California (0.7%):
 $2,000     Golden State Tobacco Securitization
              Corp., Tobacco Settlement
              Revenue, Series A-2, 6.49%,
              6/1/42, Callable 6/1/13 @ 100....  $  2,000
                                                 --------
Colorado (1.1%):
  2,810     El Paso County, Single Family
              Mortgage Revenue, Series A,
              0.00%, 5/1/15, ETM...............     1,742
  2,350     Housing Finance Authority, Single
              Family Mortgage Revenue, 0.00%,
              9/1/14, ETM......................     1,518
                                                 --------
                                                    3,260
                                                 --------
Kansas (0.5%):
  1,000     Kansas City, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/14, ETM.....................       642
  1,390     Saline County, Single Family
              Mortgage Revenue, Series 83A,
              0.00%, 12/1/15, ETM..............       842
                                                 --------
                                                    1,484
                                                 --------
Mississippi (0.4%):
  3,000     State Home Corp., Single Family
              Mortgage Revenue, 0.00%, 9/15/16,
              Callable 3/15/04 @ 41.70, ETM....     1,232
                                                 --------
Missouri (0.4%):
  1,000     State Health, Revenue, Series AA,
              6.40%, 6/1/10, MBIA..............     1,217
                                                 --------
Ohio (92.1%):
  1,000     Adams County, School District, GO,
              5.45%, 12/1/08, Callable 12/1/05
              @ 102, MBIA......................     1,111
  2,000     Akron Ohio Waterworks Revenue,
              4.88%, 3/1/12....................     2,146
  1,100     Akron Refunding and Improvement,
              GO, 5.00%, 12/1/10, MBIA.........     1,259
  1,045     Akron Sewer Systems, Revenue,
              5.30%, 12/1/05, MBIA.............     1,143
  1,000     Akron Sewer Systems, Revenue,
              5.65%, 12/1/08, Callable 12/1/06
              @ 101, MBIA......................     1,138
  1,070     Akron Sewer Systems, Revenue,
              5.50%, 12/1/12, FGIC.............     1,265
  1,030     Akron Sewer Systems, Revenue,
              5.38%, 12/1/13, FGIC.............     1,210
  1,000     Avon Lake, City School District,
              GO, 5.50%, 12/1/19, Callable
              12/1/09 @ 102....................     1,125

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,280     Belmont County, Health Systems
              Revenue, Regional Hospital,
              5.25%, 1/1/08, ACA...............  $  1,400
  1,000     Bowling Green State University,
              General Receipts, Revenue, 5.75%,
              6/1/15, Callable 6/1/10 @ 101,
              FGIC.............................     1,158
    725     Bowling Green State University,
              Revenue, 5.65%, 6/1/11, Callable
              6/1/06 @ 101, AMBAC..............       813
  1,095     Butler County, Sewer Systems
              Revenue, 5.25%, 12/1/14, Callable
              12/1/09 @ 101, FGIC..............     1,235
    360     Capital Corp., Mortgage Revenue,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, MBIA........................       368
    830     Capital Corp., Mortgage Revenue,
              5.90%, 1/1/14, Callable 7/1/03 @
              100, MBIA........................       831
  1,500     Cincinnati City School District,
              GO, 5.38%, 12/1/17, Callable
              12/1/11 @ 100, MBIA..............     1,683
  1,000     Cincinnati City School District,
              Revenue, 4.50%, 6/1/07, FSA......     1,097
  5,250     Cleveland Stadium Project,
              Certificates of Participation,
              Revenue, 0.00%, 11/15/11,
              AMBAC............................     3,952
  2,500     Cleveland Waterworks, Water
              Revenue, Series I, Callable
              1/1/11, 5.25%, 1/1/11, 08 @
              101..............................     2,820
  2,200     Cleveland Waterworks, Water
              Revenue, Series G, 5.50%, 1/1/13,
              MBIA.............................     2,553
  1,000     Cleveland, Airport Systems Revenue,
              Series A, AMT, 5.13%, 1/1/13,
              Callable 1/1/08 @ 101, FSA.......     1,080
  1,000     Cleveland, Airport Systems Revenue,
              Series A, 5.25%, 1/1/15, Callable
              1/1/10 @ 101, FSA................     1,108
  1,000     Cleveland, Airport Systems Revenue,
              Series A, 5.25%, 1/1/18, FSA.....     1,082
  1,000     Cleveland, GO, 5.00%, 12/1/10,
              MBIA.............................     1,144
  1,000     Cleveland, GO, 5.75%, 8/1/11,
              MBIA.............................     1,192
  1,000     Cleveland, GO, 5.60%, 12/1/14,
              Callable 12/1/11 @ 100, FGIC.....     1,160
  4,500     Cleveland, Public Power System,
              Power Revenue, 6.40%, 11/15/06,
              Prerefunded 11/15/04 @ 102,
              MBIA.............................     4,919

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 88

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $2,000     Cleveland, Public Power System,
              Power Revenue, 0.00%, 11/15/09,
              MBIA.............................  $  1,675
  3,000     Cleveland, Public Power System,
              Power Revenue, 0.00%, 11/15/11,
              MBIA.............................     2,260
  1,220     Cleveland, Public Power System,
              Power Revenue, 5.50%, 11/15/16,
              Callable 11/15/11 @ 100, AMBAC...     1,386
  2,325     Cleveland, Stadium Project, 5.25%,
              11/15/10, Callable 11/15/07 @
              102, AMBAC.......................     2,669
  1,000     Columbus, Police-Fireman
              Disability, GO, 5.00%, 7/15/18,
              Callable 7/15/08 @ 101...........     1,077
  1,000     Columbus, Sewer Improvements, GO,
              6.75%, 9/15/06, Callable 3/15/03
              @ 100, ETM.......................     1,006
  3,000     Columbus, Sewer Revenue, 5.00%,
              6/1/06...........................     3,296
  1,370     Columbus, Water Systems, Revenue,
              5.00%, 11/1/06...................     1,521
    935     Cuyahoga County, Port Authority
              Revenue, 6.25%, 5/15/16, Callable
              5/15/15 @ 102....................       977
  1,500     Cuyahoga County Hospital Revenue,
              1.00%, 1/1/31,*..................     1,500
  1,000     Cuyahoga County, Economic
              Development Revenue, 5.30%,
              12/1/29, Callable 12/1/09 @ 100,
              LOC: KeyBank.....................     1,139
  2,000     Cuyahoga County, Health Care
              Facilities, Revenue, Benjamin
              Rose Institute, 5.50%, 12/1/17,
              Callable 12/1/08 @ 101...........     1,890
  2,250     Cuyahoga County, Hospital Revenue,
              Series A, 5.50%, 1/15/10,
              Callable 1/15/06 @ 102, MBIA.....     2,499
  1,665     Cuyahoga County, Hospital Revenue,
              5.63%, 1/15/12, Callable 1/15/06
              @ 102............................     1,852
  1,000     Cuyahoga County, Hospital Revenue,
              MetroHealth System, Series A,
              5.13%, 2/15/13, Callable 2/15/07
              @ 102, MBIA......................     1,114
  1,000     Cuyahoga County, Hospital Revenue,
              W.O. Walker Center, 5.25%,
              1/1/13, Callable 7/1/08 @ 101,
              AMBAC............................     1,125

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  965     Cuyahoga County, Port Authority
              Revenue, AMT, 6.50%, 11/15/21,
              Callable 11/15/11 @ 102, LOC:
              Fifth Third Bank.................  $    974
    965     Cuyahoga County, Port Authority
              Revenue, Capital Improvements
              Project, Series A, 5.38%,
              5/15/19, Callable 5/15/09 @ 102,
              LOC: Fifth Third Bank............       945
  1,265     Defiance, Waterworks System
              Improvements, GO, 5.65%, 12/1/18,
              Callable 12/1/08 @ 102, AMBAC....     1,437
  1,000     Delaware County, Sewer, GO, 5.60%,
              12/1/10, Callable 12/1/05 @
              101..............................     1,105
  1,125     Dublin City School District, GO,
              4.50%, 12/1/10...................     1,250
    435     Erie County, Hospital Revenue,
              Series A, 4.50%, 8/15/07.........       464
  1,000     Franklin County, Economic
              Development Revenue, 5.70%,
              6/1/10...........................     1,069
  1,500     Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              11/1/16, Callable 11/1/03 @
              101..............................     1,525
  1,000     Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              7/1/17, Callable 7/1/08 @ 101....       989
  1,260     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.50%, 5/1/15, Callable 5/1/11 @
              101..............................     1,440
  1,290     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.65%, 11/1/08, Callable 11/1/06
              @ 101............................     1,418
  1,065     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.75%, 11/1/09, Callable 11/1/06
              @ 101............................     1,164
    800     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.80%, 11/1/10, Callable 11/1/06
              @ 101............................       867
  1,250     Franklin County, Mortgage Revenue,
              5.50%, 10/1/12, Callable 10/1/09
              @ 101............................     1,381
  1,000     Franklin County, Online Computer
              Library Center, 5.00%, 4/15/09...     1,097

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $2,000     Franklin County, Online Computer
              Library Center, Series A, 5.00%,
              10/1/16, Callable 10/1/08 @
              101..............................  $  2,098
  1,500     Greater Cleveland Regional
              Transportation Authority, GO,
              5.00%, 12/1/08, MBIA.............     1,707
  1,000     Greater Cleveland Regional
              Transportation Authority, GO,
              5.60%, 12/1/11, Callable 12/1/06
              @ 101, FGIC......................     1,145
  1,340     Hamilton County, GO, 4.75%,
              12/1/06..........................     1,480
  5,000     Hamilton Electric Revenue, 0.98%,
              10/15/23, FSA*...................     4,999
  1,120     Hamilton Gas Systems, Refunded,
              5.00%, 10/15/10..................     1,278
  1,175     Hamilton Gas Systems, Refunded,
              5.00%, 10/15/11..................     1,339
  1,140     Housing Finance Agency, Mortgage
              Revenue, Series C, AMT, 3.75%,
              9/1/04, GNMA.....................     1,165
    790     Housing Finance Agency, Mortgage
              Revenue, Series C, AMT, 4.15%,
              9/1/06, GNMA.....................       832
    305     Housing Finance Agency, Mortgage
              Revenue, Series D, AMT, 4.20%,
              9/1/10...........................       320
    510     Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%,
              9/1/14, GNMA.....................       535
  1,250     Housing Finance Agency,
              Multi-Family Housing Revenue,
              AMT, 5.85%, 12/1/20, Callable
              12/1/10 @ 100....................     1,338
  2,685     Housing Finance Agency, Single
              Family Mortgage Revenue, 0.00%,
              1/15/15, Prerefunded 7/15/13 @
              86.08............................     1,590
  1,000     Huron County, Correctional
              Facility, Issue I, GO, 5.70%,
              12/1/11, Callable 12/1/07 @ 102,
              MBIA.............................     1,166
  2,535     Lakota School District, GO, 5.10%,
              12/1/14, Callable 12/1/08 @ 101,
              FGIC.............................     2,817
  1,035     Licking County Joint Vocational
              School, GO, 5.00%, 12/1/07,
              MBIA.............................     1,168
  1,125     Licking County Joint Vocational
              School, GO, 5.00%, 12/1/08,
              MBIA.............................     1,280

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,930     London City School District, School
              Facilities Construction &
              Improvement, 5.25%, 12/1/12,
              Callable 12/1/11 @ 100, FGIC.....  $  2,218
  1,000     Lorain County, Hospital Revenue,
              5.63%, 9/1/14, Callable 9/1/07 @
              102, MBIA........................     1,135
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              6.00%, 9/1/05, MBIA..............     1,099
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              5.63%, 9/1/12, Callable 9/1/07 @
              102, MBIA........................     1,149
    825     Lucas County Port Authority,
              Development Revenue, Series E,
              AMT, 6.10%, 11/15/10.............       838
  1,155     Lucas County Port Authority,
              Development Revenue, Series F,
              AMT, 6.00%, 11/15/07.............     1,262
  2,015     Lucas County Port Authority,
              Revenue, 5.10%, 5/15/12, Callable
              5/15/09 @ 102....................     1,905
  1,000     Lucas County Port Authority,
              Revenue, AMT, 6.13%, 11/15/09....     1,106
  1,000     Lucas County, Hospital Group
              Revenue, 5.63%, 11/15/13,
              Callable 11/15/09 @ 101, AMBAC...     1,168
  1,000     Lucas County, Hospital Group
              Revenue, 5.63%, 11/15/15,
              Callable 11/15/09 @ 101, AMBAC...     1,144
  2,430     Lucas County, Multi-Family Housing
              Revenue, 5.20%, 11/1/18, Callable
              11/1/08 @ 102....................     2,520
  2,700     Mahoning Valley Sanitation
              District, Revenue, 5.13%,
              12/15/16, Callable 12/15/08 @
              101, FSA.........................     2,955
  2,500     Middleburg Heights, Hospital
              Revenue, 5.70%, 8/15/10, Callable
              8/15/08 @ 102, FSA...............     2,912
  1,000     Minster Local School District, GO,
              5.50%, 12/1/18, Callable 12/1/10
              @ 101, FSA.......................     1,126
  1,000     Montgomery County Hospital,
              Grandview Hospital, Revenue,
              5.35%, 12/1/08, Callable 12/1/07
              @ 102, ETM.......................     1,157
  1,575     Montgomery County Hospital,
              Grandview Hospital, Revenue,
              5.65%, 12/1/12, Prerefunded
              12/1/09 @ 100....................     1,875

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 90

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,275     Montgomery County, Catholic Health,
              Revenue, 4.00%, 9/1/06...........  $  1,351
  1,750     Montgomery County, Catholic Health,
              Revenue, 4.25%, 9/1/09...........     1,866
    440     Montgomery County, Sisters of
              Charity, Revenue, Series A,
              6.50%, 5/15/08, Callable 5/15/03
              @ 101, MBIA......................       442
  1,495     Newark, GO, 0.00%, 12/1/11, FGIC...     1,120
  1,000     Ohio Capital Corp., Multi-Family
              Housing Revenue, Series M, 5.90%,
              2/1/14, Callable 2/1/03 @ 100,
              FHA..............................     1,001
  1,000     Ohio State University, General
              Receipts, Revenue, 5.50%,
              12/1/15, Callable 12/1/09 @
              101..............................     1,143
    500     Olentangy Local School District,
              GO, 7.75%, 12/1/11, BIG..........       670
    565     Olmsted Falls School District, GO,
              6.85%, 12/15/11, Prerefunded
              12/15/04 @ 102, FGIC.............       624
  1,845     Parma City School District, GO,
              4.50%, 12/1/05, MBIA.............     1,984
  1,000     Plain Local School District, GO,
              5.80%, 12/1/15, Callable 12/1/10
              @ 100, FGIC......................     1,179
  2,600     Portage County, Revenue, Robinson
              Memorial Hospital Project, 5.63%,
              11/15/07, Callable 11/15/04 @
              102, MBIA........................     2,805
  1,160     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.65%, 2/1/12, Callable
              2/1/10 @ 100.....................     1,296
  1,000     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.70%, 2/1/13, Callable
              2/1/10 @ 100.....................     1,112
  1,000     Sandusky County, Hospital Facility
              Revenue, Memorial Hospital,
              5.10%, 1/1/09, Callable 1/1/08 @
              102..............................     1,097
    915     Shaker Heights City Schools, GO,
              7.10%, 12/15/10..................     1,005
  1,260     Southwest Licking Local School
              District, GO, 5.75%, 12/1/14,
              FGIC.............................     1,538
  1,710     Springfield County School District,
              GO, 0.00%, 12/1/12, AMBAC........     1,222
  1,435     State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15...........................     1,484

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,575     State Building Authority, Adult
              Correction Facilities, Revenue,
              5.00%, 10/1/05, FSA..............  $  1,703
  1,000     State Building Authority, 5.00%,
              4/1/09...........................     1,132
  1,000     State Building Authority, 5.00%,
              4/1/11...........................     1,132
  1,450     State Building Authority, Adult
              Corrections, 5.50%, 10/1/12,
              FSA..............................     1,686
  1,000     State Building Authority, Highway
              Safety Building, Revenue, 5.38%,
              10/1/09, Callable 4/1/07 @ 101,
              AMBAC............................     1,126
  2,480     State Building Authority, Revenue,
              5.25%, 10/1/17, Callable 10/1/09
              @ 101............................     2,721
  1,575     State Building Authority, State
              Facilities Revenue, 5.00%,
              10/1/08, AMBAC...................     1,750
  1,000     State Building Authority, State
              Facilities, Administration
              Building, Funds, Revenue, Series
              A, 5.75%, 10/1/06, Callable
              10/1/04 @ 102, MBIA..............     1,079
  1,000     State Building Authority, State
              Facilities, Administration
              Building, Revenue, Project A,
              5.00%, 4/1/06, FSA...............     1,094
  2,000     State Building Authority, State
              Facilities, Administration
              Building, Revenue, Project B,
              5.25%, 10/1/08, FSA..............     2,293
  2,000     State Building Authority, State
              Facilities, Adult Correctional
              Building, Revenue, Series A,
              6.13%, 10/1/09, Callable 10/1/03
              @ 102............................     2,066
  1,000     State Building Authority, State
              Facilities, Adult Correctional
              Building, Revenue, Series A,
              5.50%, 4/1/13, Callable 4/1/07 @
              101, AMBAC.......................     1,144
  1,000     State Building Authority, State
              Facilities, Adult Corrections,
              Revenue, Series A, 5.50%,
              10/1/08, FSA.....................     1,158
  1,000     State Building Authority, State
              Facilities, Adult Corrections,
              Revenue, Series A, 5.50%,
              10/1/14, FSA.....................     1,152
  1,165     State Building Authority, State
              Facilities, Transportation
              Building Fund, Revenue, Series A,
              6.50%, 9/1/09, Callable 9/1/04 @
              102, AMBAC.......................     1,263
  1,425     State Capital Appreciation, GO,
              0.00%, 8/1/08....................     1,242

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,205     State Common Schools, Series A,
              5.25%, 9/15/12...................  $  1,407
  2,765     State Common Schools, Series A, GO,
              5.00%, 9/15/08...................     3,139
  1,630     State Common Schools, Series B, GO,
              5.50%, 9/15/08...................     1,890
  1,110     State Conservation Project, Series
              A, GO, 4.00%, 9/1/10.............     1,198
  2,500     State Educational Loan Revenue,
              Series A-1, AMT, 5.55%, 12/1/11,
              Callable 6/1/07 @ 102, AMBAC.....     2,677
  1,750     State Elementary & Secondary
              Education, Revenue, 5.63%,
              12/1/06..........................     1,983
  2,510     State Fresh Water Development,
              Water Revenue, 5.80%, 6/1/11,
              Callable 6/1/05 @ 102, AMBAC.....     2,757
  1,260     State Higher Education, Series
              II-A, 5.50%, 12/1/09, MBIA.......     1,480
  1,000     State Higher Educational
              Facilities, Denison University,
              Revenue, 5.25%, 11/1/16, Callable
              11/1/06 @ 101....................     1,102
  3,750     State Higher Educational
              Facilities, Revenue, 4.95%,
              12/1/13, Callable 12/1/06 @ 101,
              AMBAC............................     3,853
  2,000     State Higher Educational
              Facilities, Series B, GO, 5.25%,
              5/1/08...........................     2,278
  1,500     State Higher Educational
              Facilities, Series II-A, 5.00%,
              12/1/04..........................     1,584
  1,000     State Higher Educational Loans,
              Revenue, Series A-1, AMT, 5.40%,
              12/1/09, Callable 6/1/07 @ 102,
              AMBAC............................     1,082
  1,955     State Infrastructure Improvements,
              GO, 5.75%, 2/1/16, Callable
              2/1/10 @ 100.....................     2,314
  2,000     State Infrastructure, Revenue,
              5.00%, 6/15/06...................     2,199
  1,090     State Mental Health Facilities,
              Revenue, Series II-B, 4.00%,
              6/1/04...........................     1,120
  1,500     State Mental Health Facilities,
              Revenue, Series II-B, 5.50%,
              6/1/16, Callable 6/1/11 @ 100....     1,685
  1,000     State Pollution Control, Revenue,
              5.63%, 3/1/15....................     1,083
  1,500     State Revitalization Project,
              Revenue, Series A, 5.00%,
              10/1/09, AMBAC...................     1,713
  2,000     State Turnpike Commission, Revenue,
              5.25%, 2/15/13...................     2,279

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,500     State Turnpike Commission, Revenue,
              5.50%, 2/15/15, Callable 2/15/11
              @ 100............................  $  1,711
  5,155     State Turnpike Commission, Revenue,
              Series A, 5.50%, 2/15/14.........     6,110
  1,500     State Water Development Authority,
              5.00%, 6/1/09....................     1,707
  1,810     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.25%, 6/1/06...........     2,001
  1,750     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.13%, 12/1/08, Callable
              6/1/05 @ 101, MBIA...............     1,897
  1,000     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.50%, 12/1/09, Callable
              6/1/05 @ 101, MBIA...............     1,091
  2,250     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.50%, 6/1/13, Callable
              12/1/07 @ 101....................     2,585
  1,500     State Water Development Authority,
              Water Development Revenue, 7.00%,
              12/1/09, Callable 6/1/03 @ 100,
              ETM..............................     1,803
  2,370     State Water Development Authority,
              Water Pollution Control Revenue,
              4.00%, 6/1/09....................     2,567
  2,300     State, Higher Education, Capital
              Facilities, 5.25%, 2/1/13........     2,609
  1,925     State, Mental Health, Capital,
              5.00%, 6/1/10....................     2,183
  1,800     State, Refunding and
              Infrastructure, 0.00%, 8/1/12....     1,293
  1,200     State, Solid Waste, 0.97%,
              8/1/34*..........................     1,200
  1,000     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102...........     1,190
  1,700     Toledo, GO, 5.00%, 12/1/08, MBIA...     1,935
  1,355     Toledo City School District, 5.00%,
              12/1/12..........................     1,554
  1,000     Toledo, GO, 5.63%, 12/1/11,
              Callable 12/1/06 @ 102, AMBAC....     1,155
  1,000     Toledo, Sewer System Revenue,
              5.25%, 11/15/13, Callable
              11/15/09 @ 102...................     1,149
  1,115     University of Akron, General
              Receipts Series A, 5.00%,
              1/1/16...........................     1,222

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 92

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,020     University of Cincinnati, General
              Receipts, Revenue, 4.00%, 6/1/08,
              AMBAC............................  $  1,103
  1,000     University of Cincinnati, General
              Receipts, Revenue, 5.50%,
              6/1/09...........................     1,162
  1,000     University of Cincinnati, General
              Receipts, Revenue, 5.75%, 6/1/13,
              Callable 6/1/06 @ 101............     1,122
  1,000     University of Dayton, 2001 Project,
              Revenue, 5.38%, 12/1/17..........     1,122
  1,135     University of Toledo, General
              Reciepts, Revenue, 5.25%, 6/1/17,
              FGIC.............................     1,257
  1,000     West Geauga Local School District,
              GO, 5.00%, 11/1/10, AMBAC........     1,145
  1,680     Westerville City School District,
              GO, 5.25%, 12/1/18, Callable
              6/1/11 @ 100, MBIA...............     1,851
    825     Westerville, Minerva Park & Blendon
              Township, St. Ann's Hospital,
              Revenue, Series B, 6.80%,
              9/15/06, Callable 9/15/03 @ 100,
              AMBAC............................       835
  2,750     Westerville, Minerva Park & Blendon
              Township, St. Ann's Hospital,
              Revenue, Series B, 7.00%,
              9/15/12, Callable 9/15/03 @ 100,
              AMBAC............................     2,785
                                                 --------
                                                  270,776
                                                 --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas (0.5%):
 $2,500     Southeast, Housing Finance Corp.,
              Revenue, 0.00%, 9/1/17, MBIA.....  $  1,344
                                                 --------
Washington (0.4%):
  1,000     State, GO, Series A & AT-6, 6.25%,
              2/1/11...........................     1,189
                                                 --------
West Virginia (0.4%):
  1,000     Economic Development, Public and
              Juvenile Correctional Facility,
              Revenue, 4.25%, 6/1/09, MBIA.....     1,092
                                                 --------
  Total Municipal Bonds                           283,594
                                                 --------
INVESTMENT COMPANIES (2.9%):
  2,883     Blackrock Ohio Municipal Money
              Market Fund......................     2,883
  3,131     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................     3,131
    314     Fidelity Ohio Tax-Free Money Market
              Fund.............................       314
  2,225     One Group Ohio Municipal Money
              Market Fund, Class I (b).........     2,225
                                                 --------
  Total Investment Companies                        8,553
                                                 --------
Total (Cost $270,046) (a)                        $292,147
                                                 ========

------------
Percentages indicated are based on net assets of $293,950.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $22,345
                   Unrealized depreciation......................     (244)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $22,101
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

 * Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (94.4%):
California (0.9%):
 $1,000     Golden State Tobacco Securitization
              Corp., Tobacco Settlement
              Revenue, Series A-2, 6.49%,
              6/1/42, Callable 6/1/13 @ 100*...  $  1,000
                                                 --------
Kansas (1.9%):
  3,225     Labette County, Single Family
              Mortgage Revenue, 0.00%,
              12/1/14..........................     2,070
                                                 --------
Maryland (0.7%):
  2,235     Prince Georges County Housing
              Authority, Multi-Family Housing
              Revenue, Foxglenn Apartments,
              Series A, AMT, 0.00%, 5/20/22,
              Callable 5/20/04 @ 36.045........       766
                                                 --------
Ohio (0.5%):
    500     Columbus, GO, 8.13%, 5/1/04........       529
                                                 --------
Puerto Rico (6.0%):
  2,400     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50.........     2,792
  1,500     Electric Power Authority, Power
              Revenue, Series JJ, 5.00%,
              7/1/09, MBIA.....................     1,714
  1,000     Industrial Tourist, Educational,
              Medical and Environmental Control
              Facilities, Revenue, Auxilio
              Mutuo Hospital Obligation Group,
              5.80%, 7/1/06, Callable 1/1/05 @
              102, MBIA........................     1,083
  1,000     Municipal Finance Agency, Series A,
              5.00%, 8/1/13, Callable 8/1/12 @
              100, FSA.........................     1,136
                                                 --------
                                                    6,725
                                                 --------
West Virginia (84.4%):
  1,525     Brooke, Pleasants, Tyler & Wetzel
              Counties, Single Family Mortgage,
              Revenue, 7.40%, 8/15/10, ETM.....     1,976
  1,750     Cabell County, Education Board, GO,
              5.50%, 5/1/05....................     1,882
  1,500     Cabell County, Education Board, GO,
              6.00%, 5/1/06, MBIA, ETM.........     1,689
     55     Charles Town Residential Mortgage,
              Revenue, Series A, 5.70%,
              9/1/04...........................        56
    780     Charleston Building Community,
              Lease Revenue, 5.30%, 6/1/12,
              Callable 6/1/09 @ 102............       841
  1,010     Charleston Parking Revenue, Series
              B, 6.75%, 6/1/08, Callable
              12/1/04 @ 102....................     1,087
  1,120     Charleston Urban Renewal Authority
              Lease, Diamond Project, Revenue,
              Series A, 5.75%, 12/15/18,
              Callable 12/15/09 @ 102, FSA.....     1,284

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,035     Clarksburg Water Revenue, 3.00%,
              9/1/05, FGIC.....................  $  1,072
  1,020     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/08, FSA...............       894
  1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/11, FSA...............       754
    500     Economic Development Authority
              Lease Revenue, Department of
              Environmental Protection, 4.00%,
              11/1/08..........................       533
    500     Economic Development Authority
              Lease Revenue, Department of
              Environmental Protection, 4.00%,
              11/1/09..........................       530
  1,000     Economic Development Authority
              Lease Revenue, Capitol Parking
              Garage Project, 5.63%, 6/1/16,
              AMBAC............................     1,142
    790     Fairmont, Waterworks Revenue,
              5.30%, 7/1/09, Callable 7/1/07 @
              102, MBIA........................       899
    925     Fairmont, Waterworks Revenue,
              5.50%, 7/1/12, Callable 7/1/07 @
              102, MBIA........................     1,061
  1,500     Harrison County, Board of
              Education, GO, 6.30%, 5/1/05,
              FGIC.............................     1,639
  2,500     Harrison County, Board of
              Education, GO, 6.40%, 5/1/07,
              FGIC.............................     2,928
  2,000     Harrison County, Community SO,
              Revenue, Series A, 6.25%,
              5/15/10, ETM.....................     2,316
    735     Jackson County, Residential
              Mortgage Revenue, 7.38%, 6/1/10,
              FGIC.............................       943
  1,000     Jefferson County Board of
              Education, Public School, GO,
              5.25%, 7/1/09....................     1,149
  3,260     Kanawha, Mercer & Nicholas
              Counties, Single Family Mortgage
              Revenue, 0.00%, 2/1/15,
              Prerefunded 2/1/14 @ 89.85.......     1,944
  4,550     Kanawha-Putnam County, Single
              Family Mortgage Revenue, Series
              A, 0.00%, 12/1/16, AMBAC, ETM....     2,567
  1,496     Keyser Housing Corp., Mortgage,
              Revenue, 7.25%, 4/1/21, Callable
              11/1/03 @ 100....................     1,499

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 94

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,065     Marion County, Single Family
              Mortgage Revenue, 7.38%, 8/1/11,
              FGIC, ETM........................  $  1,393
    500     Marshall County, SO, 6.50%,
              5/15/10, ETM.....................       599
    440     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/04,
              MBIA.............................       460
    300     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/05,
              MBIA.............................       330
  1,000     Monongalia County, Building
              Community, Healthcare Revenue,
              5.75%, 11/15/14, Callable
              11/15/03 @ 101...................       990
  1,295     Parkersburg Waterworks & Sewer
              System, Revenue, 5.50%, 3/1/10,
              Callable 9/1/06 @ 102, FSA.......     1,469
  1,335     Parkersburg Waterworks & Sewer
              System, Revenue, 5.50%, 9/1/10,
              Callable 9/1/06 @ 102, FSA.......     1,514
  1,000     Pleasants County, PCR, Potomac
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, MBIA...............     1,099
  1,750     Pleasants County, PCR, West Penn
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, AMBAC..............     1,923
  2,000     Raleigh, Fayette & Nicholas
              Counties, SO, 6.25%, 8/1/11,
              ETM..............................     2,446
    200     School Building Authority, Revenue,
              Capital Improvement, Series B,
              6.75%, 7/1/06, MBIA..............       230
  2,825     School Building Authority, Revenue,
              Capital Improvement, 5.50%,
              7/1/11, Callable 7/1/07 @ 102,
              AMBAC............................     3,240
  3,500     School Building Authority, Revenue,
              Capital Improvement, Series B,
              5.40%, 7/1/17, Callable 7/1/07 @
              102, FSA.........................     3,890
  2,990     State Building Commission, Lease
              Revenue, West Virginia Regional
              Jail, Series A, 5.25%, 7/1/12,
              AMBAC............................     3,453
  1,000     State Building Commission, Lottery
              Commission Revenue, Series A,
              5.25%, 7/1/08, Callable 7/1/07 @
              102, MBIA........................     1,131
  2,115     State Building Commission, Lottery
              Commission Revenue, Series A,
              5.25%, 7/1/09, Callable 7/1/07 @
              102, MBIA........................     2,404

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,000     State Capital Appreciation
              Infrastructure, Series A, GO,
              0.00%, 11/1/13, FGIC.............  $    671
  1,000     State Capital Appreciation
              Infrastructure, Series A, GO,
              0.00%, 11/1/14, FGIC.............       635
  1,440     State Higher Education, Interim
              Governing Board, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/16, Callable 5/1/11 @
              100, FGIC........................     1,601
  1,600     State Higher Education, Interim
              Governing Board, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/18, Callable 5/1/11 @
              100, FGIC........................     1,755
    500     State Hospital Finance Authority,
              Hospital Revenue, 5.70%, 1/1/04,
              MBIA.............................       507
  2,350     State Hospital Finance Authority,
              Hospital Revenue, 5.10%, 6/1/06,
              Callable 6/1/04 @ 101, MBIA......     2,403
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @ 102, MBIA......     1,086
    895     State Hospital Finance Authority,
              Hospital Revenue, 6.50%, 9/1/16,
              ETM..............................     1,146
  1,000     State Housing Development, Revenue,
              Series E, 3.75%, 11/1/08.........     1,052
  1,000     State Housing Development, Revenue,
              Series E, 4.00%, 5/1/09..........     1,053
    655     State Housing Development, Revenue,
              AMT, 5.65%, 11/1/15, Callable
              11/1/07 @ 102....................       695
  1,075     State Infrastructure, GO, Series B,
              AMT, 5.75%, 11/1/12, FGIC........     1,249
  1,000     State Roads, GO, 5.25%, 6/1/10,
              Callable 6/1/08 @ 101, FGIC......     1,140
  1,500     State Roads, GO, 5.20%, 6/1/14,
              Callable 6/1/09 @ 101............     1,672
  1,075     State Roads, GO, 5.25%, 6/1/16,
              Callable 6/1/09 @ 101, FSA.......     1,187
    970     State Roads, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 101, FGIC......     1,092

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,500     State University, Revenue, 5.75%,
              4/1/04, Callable 7/24/03 @ 102,
              AMBAC............................  $  1,536
  1,000     State University, Revenue, 6.00%,
              4/1/07, Callable 4/1/04 @ 101,
              AMBAC............................     1,024
  1,000     State University, Revenue, 6.00%,
              4/1/12, Callable 4/1/05 @ 102,
              AMBAC............................     1,024
    445     State Water Authority, Water
              Development Revenue, 4.00%,
              11/1/11, Series A, AMBAC.........       472
    460     State Water Authority, Water
              Development Revenue, 4.25%,
              11/1/12, Series A, AMBAC.........       496
  1,000     State, GO, 5.25%, 6/1/08, FGIC.....     1,138
  1,000     State, GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC.............................     1,139
  1,000     State, GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC.............................     1,128
  1,000     State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101.....................     1,171
  1,000     State, GO, 5.75%, 6/1/15, Callable
              6/1/09 @ 101.....................     1,158
  1,000     University Revenue, 0.00%,
              4/1/16...........................       580
  1,000     University Revenue, 0.00%,
              4/1/17...........................       547
  1,000     University Revenue, 0.00%,
              4/1/18...........................       515
  1,000     University Revenue, State
              University System Revenue, West
              Virginia University, Series A,
              5.50%, 4/1/16, MBIA..............     1,175

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  750     University Revenue, State
              University System, Marshall
              University Library, Series A,
              5.60%, 4/1/11, Callable 4/1/06 @
              101, AMBAC.......................  $    835
    620     Water Development Authority,
              Infrastructure Revenue, Series A,
              5.35%, 10/1/13, Callable 10/1/10
              @ 100, FSA.......................       717
    770     Water Development Authority,
              Infrastructure Revenue, Series A,
              5.40%, 10/1/14, Callable 10/1/10
              @ 100, FSA.......................       875
  1,000     West Virginia School Building
              Authority, Revenue, Capital
              Improvement, 4.00%, 7/1/10,
              AMBAC............................     1,072
  1,000     Wheeling Waterworks & Sewer System,
              Revenue, 5.40%, 6/1/11, Callable
              6/1/07 @ 100, FGIC...............     1,122
                                                 --------
                                                   93,924
                                                 --------
  Total Municipal Bonds                           105,014
                                                 --------
INVESTMENT COMPANIES (4.8%):
  2,397     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................     2,397
  2,945     One Group Municipal Money Market
              Fund, Class I (b)................     2,945
                                                 --------
  Total Investment Companies                        5,342
                                                 --------
Total (Cost $100,130) (a)                        $110,356
                                                 ========

------------
Percentages indicated are based on net assets of $111,234.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $10,257
                   Unrealized depreciation......................      (31)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $10,226
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

 * Variable rate securities having bank letters of credit and/or other liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 96

ONE GROUP MUTUAL FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

ACA          Insured by American Capital Access

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

BIG          Insured by Bond Insurance Guarantee

ETM          Escrowed to Maturity

FGIC         Insured by Financial Guaranty Insurance Corporation

FHA          Federal Housing Administration

FHLB         Federal Home Loan Bank

FHLMC        Insured by Freddie Mac

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GSL          Guaranteed Student Loans

ICR          Industrial Commerce Revenue

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

IF           Inverse Floater

LO           Limited Obligation

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

OID          Original Issue Discount

PCR          Pollution Control Revenue

PSFG         Permanent School Funding Guarantee

Q-SBLF       Qualified School Board Loan Fund

SO           Special Obligation

VA           Veterans Administration

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                SHORT-TERM    INTERMEDIATE    TAX-FREE    MUNICIPAL      ARIZONA
                                                MUNICIPAL       TAX-FREE        BOND        INCOME      MUNICIPAL
                                                BOND FUND      BOND FUND        FUND         FUND       BOND FUND
                                                ----------    ------------    --------    ----------    ---------
ASSETS:
Investments, at cost..........................   $577,885       $648,684      $531,580    $1,249,302    $138,651
Unrealized appreciation (depreciation) from
  investments.................................      8,801         53,385        62,907        43,137      13,978
                                                 --------       --------      --------    ----------    --------
Investments, at value.........................    586,686        702,069       594,487     1,292,439     152,629
Cash..........................................      3,155            293           139         2,223          43
Interest and dividends receivable.............      5,378          8,607         8,612        15,076       2,859
Receivable for capital shares issued..........      4,194            706           167           453          --
Receivable from brokers for investments
  sold........................................         --             --            --         3,654          --
Prepaid expenses and other assets.............          5              9           133            16           2
                                                 --------       --------      --------    ----------    --------
Total Assets..................................    599,418        711,684       603,538     1,313,861     155,533
                                                 --------       --------      --------    ----------    --------
LIABILITIES:
Dividends payable.............................      1,085          2,254         2,168         4,054         524
Payable to brokers for investments
  purchased...................................     35,537          3,320            --        46,611          --
Payable for capital shares redeemed...........        653              1           842           778          --
Accrued expenses and other payables:
  Investment advisory fees....................        157            239           202           421          52
  Administration fees.........................         73             94            82           170          21
  Distribution fees...........................         93             28            27           171           4
  Other.......................................         61             76           107           277          54
                                                 --------       --------      --------    ----------    --------
Total Liabilities.............................     37,659          6,012         3,428        52,482         655
                                                 --------       --------      --------    ----------    --------
NET ASSETS:
Capital.......................................    551,195        659,302       536,871     1,239,062     140,776
Undistributed (distributions in excess of) net
  investment income...........................         43            197           164            47          17
Accumulated undistributed net realized gains
  (losses) from investment transactions.......      1,720         (7,212)          168       (20,867)        107
Net unrealized appreciation (depreciation)
  from investments............................      8,801         53,385        62,907        43,137      13,978
                                                 --------       --------      --------    ----------    --------
Net Assets....................................   $561,759       $705,672      $600,110    $1,261,379    $154,878
                                                 ========       ========      ========    ==========    ========
NET ASSETS:
  Class I.....................................   $334,990       $611,080      $515,093    $  898,852    $141,541
  Class A.....................................    109,112         77,336        67,693       183,392      11,576
  Class B.....................................     22,804         17,256        17,324       120,581       1,761
  Class C.....................................     94,853             --            --        58,554          --
                                                 --------       --------      --------    ----------    --------
Total.........................................   $561,759       $705,672      $600,110    $1,261,379    $154,878
                                                 ========       ========      ========    ==========    ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I.....................................     32,113         53,341        38,377        89,124      13,770
  Class A.....................................     10,489          6,752         5,036        18,107       1,136
  Class B.....................................      2,177          1,503         1,291        11,967         171
  Class C.....................................      9,057             --            --         5,815          --
                                                 --------       --------      --------    ----------    --------
Total.........................................     53,836         61,596        44,704       125,013      15,077
                                                 ========       ========      ========    ==========    ========
Net Asset Value
  Class I -- Offering and redemption price per
    share.....................................   $  10.43       $  11.46      $  13.42    $    10.09    $  10.28
                                                 ========       ========      ========    ==========    ========
  Class A -- Redemption price per share.......   $  10.40       $  11.45      $  13.44    $    10.13    $  10.19
                                                 ========       ========      ========    ==========    ========
      Maximum sales charge....................       3.00%          4.50%         4.50%         4.50%       4.50%
                                                 ========       ========      ========    ==========    ========
      Maximum offering price per share
         (100%/(100%-maximum sales charge) of
         net asset value adjusted to the
         nearest cent)........................   $  10.72       $  11.99      $  14.07    $    10.61    $  10.67
                                                 ========       ========      ========    ==========    ========
  Class B -- Offering price per share (a).....   $  10.47       $  11.47      $  13.42    $    10.08    $  10.30
                                                 ========       ========      ========    ==========    ========
  Class C -- Offering price per share (a).....   $  10.47                                 $    10.07
                                                 ========                                 ==========

------------
(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 98

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                           KENTUCKY     LOUISIANA    MICHIGAN       OHIO       WEST VIRGINIA
                                           MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL      MUNICIPAL
                                           BOND FUND    BOND FUND    BOND FUND    BOND FUND      BOND FUND
                                           ---------    ---------    ---------    ---------    -------------
ASSETS:
Investments, at cost.....................  $ 133,008    $ 134,598    $ 306,073    $ 270,046      $ 100,130
Unrealized appreciation (depreciation)
  from investments.......................     12,567       12,764       31,135       22,101         10,226
                                           ---------    ---------    ---------    ---------      ---------
Investments, at value....................    145,575      147,362      337,208      292,147        110,356
Cash.....................................         --           97           29           --              5
Interest and dividends receivable........      1,952        1,868        3,179        2,439          1,252
Receivable for capital shares issued.....         54          209          218          677             67
Prepaid expenses and other assets........          2            2           63            3              1
                                           ---------    ---------    ---------    ---------      ---------
Total Assets.............................    147,583      149,538      340,697      295,266        111,681
                                           ---------    ---------    ---------    ---------      ---------
LIABILITIES:
Dividends payable........................        482          437        1,033          770            355
Payable for capital shares redeemed......         --          105           30          260             --
Accrued expenses and other payables:
  Investment advisory fees...............         49           50          112           95             37
  Administration fees....................         20           20           45           39             15
  Distribution fees......................         14           28           48           72             11
  Other..................................         55           50           58           80             29
                                           ---------    ---------    ---------    ---------      ---------
Total Liabilities........................        620          690        1,326        1,316            447
                                           ---------    ---------    ---------    ---------      ---------
NET ASSETS:
Capital..................................    136,192      137,495      318,790      278,038        102,498
Undistributed (distributions in excess
  of) net investment income..............         16           21           42           34             16
Accumulated undistributed net realized
  gains (losses) from investment
  transactions...........................     (1,812)      (1,432)     (10,596)      (6,223)        (1,506)
Net unrealized appreciation
  (depreciation) from investments........     12,567       12,764       31,135       22,101         10,226
                                           ---------    ---------    ---------    ---------      ---------
Net Assets...............................  $ 146,963    $ 148,848    $ 339,371    $ 293,950      $ 111,234
                                           =========    =========    =========    =========      =========
NET ASSETS:
  Class I................................  $ 116,423    $  56,421    $ 203,301    $ 132,810      $  88,621
  Class A................................     15,593       76,095       97,090       87,877         10,045
  Class B................................     14,947       16,332       38,980       73,263         12,568
                                           ---------    ---------    ---------    ---------      ---------
Total....................................  $ 146,963    $ 148,848    $ 339,371    $ 293,950      $ 111,234
                                           =========    =========    =========    =========      =========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I................................     10,922        5,330       18,015       11,689          8,401
  Class A................................      1,462        7,187        8,595        7,702            944
  Class B................................      1,410        1,543        3,586        6,379          1,183
                                           ---------    ---------    ---------    ---------      ---------
Total....................................     13,794       14,060       30,196       25,770         10,528
                                           =========    =========    =========    =========      =========
Net Asset Value
  Class I -- Offering and redemption
    price per share......................  $   10.66    $   10.58    $   11.29    $   11.36      $   10.55
                                           =========    =========    =========    =========      =========
  Class A -- Redemption price per
    share................................  $   10.67    $   10.59    $   11.30    $   11.41      $   10.64
                                           =========    =========    =========    =========      =========
      Maximum sales charge...............       4.50%        4.50%        4.50%        4.50%          4.50%
                                           =========    =========    =========    =========      =========
      Maximum offering price per share
         (100%/(100%-maximum sales
         charge) of net asset value
         adjusted to the nearest cent)...  $   11.17    $   11.09    $   11.83    $   11.95      $   11.14
                                           =========    =========    =========    =========      =========
  Class B -- Offering price per share
    (a)..................................  $   10.60    $   10.58    $   10.87    $   11.49      $   10.62
                                           =========    =========    =========    =========      =========

------------

(a) Redemption price for Class B shares varies based on the length of time the shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)

                                                       SHORT-
                                                        TERM                                                 ARIZONA
                                                      MUNICIPAL    INTERMEDIATE    TAX-FREE    MUNICIPAL    MUNICIPAL
                                                        BOND         TAX-FREE        BOND       INCOME        BOND
                                                        FUND        BOND FUND        FUND        FUND         FUND
                                                      ---------    ------------    --------    ---------    ---------
INVESTMENT INCOME:
Interest income.....................................   $14,173       $31,771       $31,161      $61,039      $ 7,992
Dividend income.....................................       287           311           150        1,149           25
                                                       -------       -------       -------      -------      -------
Total Income........................................    14,460        32,082        31,311       62,188        8,017
                                                       -------       -------       -------      -------      -------
EXPENSES:
Investment advisory fees............................     2,596         4,173         2,789        5,758          758
Administration fees.................................       698         1,122         1,000        2,064          272
Distribution fees (Class A).........................       260           217           212          608           35
Distribution fees (Class B).........................       147           131           157        1,172           13
Distribution fees (Class C).........................       721            --            --          514           --
Custodian fees......................................        10            11            11           29            5
Legal and audit fees................................         8             5             6           13            4
Trustees' fees and expenses.........................         4             4             4           13            2
Transfer agent fees.................................        41            16            19          109            3
Registration and filing fees........................        66            27            30           55           10
Printing and mailing costs..........................        17            15            15           44            5
Other...............................................        51            36            30          105           22
                                                       -------       -------       -------      -------      -------
Total expenses before waivers.......................     4,619         5,757         4,273       10,484        1,129
Less waivers........................................    (1,402)       (1,380)         (386)        (982)         (96)
                                                       -------       -------       -------      -------      -------
Net Expenses........................................     3,217         4,377         3,887        9,502        1,033
                                                       -------       -------       -------      -------      -------
Net Investment Income...............................    11,243        27,705        27,424       52,686        6,984
                                                       -------       -------       -------      -------      -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions......................................     2,521         6,347         4,045       15,703        1,482
Net change in unrealized appreciation (depreciation)
  from investments..................................     5,415        18,305        20,734        9,176        4,565
                                                       -------       -------       -------      -------      -------
Net realized/unrealized gains (losses) from
  investment transactions...........................     7,936        24,652        24,779       24,879        6,047
                                                       -------       -------       -------      -------      -------
Change in net assets resulting from operations......   $19,179       $52,357       $52,203      $77,565      $13,031
                                                       =======       =======       =======      =======      =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 100

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)

                                                     KENTUCKY     LOUISIANA    MICHIGAN       OHIO           WEST
                                                     MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL      VIRGINIA
                                                       BOND         BOND         BOND         BOND         MUNICIPAL
                                                       FUND         FUND         FUND         FUND         BOND FUND
                                                     ---------    ---------    ---------    ---------    -------------
INVESTMENT INCOME:
Interest income....................................   $ 7,084      $ 6,746      $15,592      $11,853        $4,975
Dividend income from affiliates....................        --            9            8           24            19
Dividend income....................................        45           36          115          118            42
                                                      -------      -------      -------      -------        ------
Total Income.......................................     7,129        6,791       15,715       11,995         5,036
                                                      -------      -------      -------      -------        ------
EXPENSES:
Investment advisory fees...........................       679          903        1,482        1,602           470
Administration fees................................       243          243          531          431           168
Distribution fees (Class A)........................        47          259          296          221            28
Distribution fees (Class B)........................       146          145          333          664           115
Custodian fees.....................................         5            5           10           10             3
Legal and audit fees...............................         6            6            7            7             4
Trustees' fees and expenses........................         2            1            4            3             1
Transfer agent fees................................        13           26           30           54             5
Registration and filing fees.......................        13           12           36           18             9
Printing and mailing costs.........................         5            5           12           11             3
Other..............................................        30           24           35           39            13
                                                      -------      -------      -------      -------        ------
Total expenses before waivers......................     1,189        1,629        2,776        3,060           819
Less waivers.......................................      (104)        (394)        (289)        (702)          (80)
                                                      -------      -------      -------      -------        ------
Net Expenses.......................................     1,085        1,235        2,487        2,358           739
                                                      -------      -------      -------      -------        ------
Net Investment Income..............................     6,044        5,556       13,228        9,637         4,297
                                                      -------      -------      -------      -------        ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions.....................................       473          395          813          185           126
Net change in unrealized appreciation
  (depreciation) from investments..................     4,412        5,091       12,099        9,126         3,413
                                                      -------      -------      -------      -------        ------
Net realized/unrealized gains (losses) from
  investment transactions..........................     4,885        5,486       12,912        9,311         3,539
                                                      -------      -------      -------      -------        ------
Change in net assets resulting from operations.....   $10,929      $11,042      $26,140      $18,948        $7,836
                                                      =======      =======      =======      =======        ======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                       SHORT-TERM MUNICIPAL      INTERMEDIATE TAX-FREE           TAX-FREE
                                                            BOND FUND                  BOND FUND                BOND FUND
                                                     ------------------------    ----------------------    --------------------
                                                            YEAR ENDED                 YEAR ENDED               YEAR ENDED
                                                             JUNE 30,                   JUNE 30,                 JUNE 30,
                                                     ------------------------    ----------------------    --------------------
                                                        2003          2002         2003         2002         2003        2002
                                                     ----------    ----------    ---------    ---------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income...........................  $   11,243    $    7,083    $ 27,705     $ 30,780     $ 27,424    $ 29,212
   Net realized gains (losses) from investment
     transactions..................................       2,521           688       6,347        6,476        4,045       2,018
   Net change in unrealized appreciation
     (depreciation) from investments...............       5,415         2,215      18,305        8,743       20,734       6,254
                                                     ----------    ----------    --------     --------     --------    --------
Change in net assets resulting from operations.....      19,179         9,986      52,357       45,999       52,203      37,484
                                                     ----------    ----------    --------     --------     --------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income......................      (7,525)       (5,794)    (24,806)     (28,736)     (24,172)    (26,627)
   From net realized gains from investment
     transactions..................................        (295)           --          --           --           --          --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income......................      (1,913)         (872)     (2,383)      (1,710)      (2,583)     (2,267)
   From net realized gains from investment
     transactions..................................         (81)           --          --           --           --          --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income......................        (305)         (116)       (416)        (295)        (570)       (416)
   From net realized gains from investment
     transactions..................................         (15)           --          --           --           --          --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
   From net investment income......................      (1,470)         (286)(a)
   From net realized gains from investment
     transactions..................................         (77)           --          --           --           --          --
                                                     ----------    ----------    --------     --------     --------    --------
Change in net assets from shareholder
 distributions.....................................     (11,681)       (7,068)    (27,605)     (30,741)     (27,325)    (29,310)
                                                     ----------    ----------    --------     --------     --------    --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions.....     241,644       163,751       4,180      (49,924)     (28,883)    (32,472)
                                                     ----------    ----------    --------     --------     --------    --------
Change in net assets...............................     249,142       166,669      28,932      (34,666)      (4,005)    (24,298)
NET ASSETS:
   Beginning of period.............................     312,617       145,948     676,740      711,406      604,115     628,413
                                                     ----------    ----------    --------     --------     --------    --------
   End of period...................................  $  561,759    $  312,617    $705,672     $676,740     $600,110    $604,115
                                                     ==========    ==========    ========     ========     ========    ========

                                                            MUNICIPAL             ARIZONA MUNICIPAL       KENTUCKY MUNICIPAL
                                                           INCOME FUND                BOND FUND               BOND FUND
                                                     ------------------------    --------------------    --------------------
                                                            YEAR ENDED                YEAR ENDED              YEAR ENDED
                                                             JUNE 30,                  JUNE 30,                JUNE 30,
                                                     ------------------------    --------------------    --------------------
                                                        2003          2002         2003        2002        2003        2002
                                                     ----------    ----------    --------    --------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income...........................  $   52,686    $   56,886    $  6,984    $  8,047    $  6,044    $  6,712
   Net realized gains (losses) from investment
     transactions..................................      15,703         1,994       1,482       1,318         473         185
   Net change in unrealized appreciation
     (depreciation) from investments...............       9,176        10,038       4,565       1,833       4,412       1,611
                                                     ----------    ----------    --------    --------    --------    --------
Change in net assets resulting from operations.....      77,565        68,918      13,031      11,198      10,929       8,508
                                                     ----------    ----------    --------    --------    --------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income......................     (40,029)      (44,154)     (6,537)     (7,828)     (5,048)     (5,738)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income......................      (6,963)       (7,365)       (401)       (202)       (532)       (451)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income......................      (4,003)       (4,074)        (43)        (34)       (473)       (527)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
   From net investment income......................      (1,768)       (1,293)
                                                     ----------    ----------    --------    --------    --------    --------
Change in net assets from shareholder
 distributions.....................................     (52,763)      (56,886)     (6,981)     (8,064)     (6,053)     (6,716)
                                                     ----------    ----------    --------    --------    --------    --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions.....     (43,716)       49,825     (23,535)    (10,384)     (8,541)     (1,185)
                                                     ----------    ----------    --------    --------    --------    --------
Change in net assets...............................     (18,914)       61,857     (17,485)     (7,250)     (3,665)        607
NET ASSETS:
   Beginning of period.............................   1,280,293     1,218,436     172,363     179,613     150,628     150,021
                                                     ----------    ----------    --------    --------    --------    --------
   End of period...................................  $1,261,379    $1,280,293    $154,878    $172,363    $146,963    $150,628
                                                     ==========    ==========    ========    ========    ========    ========

------------

(a) Period from commencement of operations on November 1, 2001.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 102

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                        LOUISIANA MUNICIPAL      MICHIGAN MUNICIPAL        OHIO MUNICIPAL
                                                             BOND FUND               BOND FUND               BOND FUND
                                                        --------------------    --------------------    --------------------
                                                             YEAR ENDED              YEAR ENDED              YEAR ENDED
                                                              JUNE 30,                JUNE 30,                JUNE 30,
                                                        --------------------    --------------------    --------------------
                                                          2003        2002        2003        2002        2003        2002
                                                        --------    --------    --------    --------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income..............................  $  5,556    $  6,271    $ 13,228    $ 13,631    $  9,637    $  9,808
   Net realized gains (losses) from investment
     transactions.....................................       395         242         813         (51)        185         (85)
   Net change in unrealized appreciation
     (depreciation) from investments..................     5,091       1,562      12,099       5,158       9,126       3,751
                                                        --------    --------    --------    --------    --------    --------
Change in net assets resulting from operations........    11,042       8,075      26,140      18,738      18,948      13,474
                                                        --------    --------    --------    --------    --------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income.........................    (2,403)     (3,092)     (8,770)     (9,924)     (5,365)     (6,263)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income.........................    (2,713)     (2,760)     (3,305)     (2,792)     (2,317)     (1,611)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income.........................      (442)       (427)     (1,149)       (950)     (1,977)     (1,908)
                                                        --------    --------    --------    --------    --------    --------
Change in net assets from shareholder distributions...    (5,558)     (6,279)    (13,224)    (13,666)     (9,659)     (9,782)
                                                        --------    --------    --------    --------    --------    --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions........    (7,204)      5,768      12,368      14,470      41,338      25,057
                                                        --------    --------    --------    --------    --------    --------
Change in net assets..................................    (1,720)      7,564      25,284      19,542      50,627      28,749
NET ASSETS:
   Beginning of period................................   150,568     143,004     314,087     294,545     243,323     214,574
                                                        --------    --------    --------    --------    --------    --------
   End of period......................................  $148,848    $150,568    $339,371    $314,087    $293,950    $243,323
                                                        ========    ========    ========    ========    ========    ========

                                                          WEST VIRGINIA MUNICIPAL
                                                                 BOND FUND
                                                          ------------------------
                                                                 YEAR ENDED
                                                                  JUNE 30,
                                                          ------------------------
                                                             2003          2002
                                                          ----------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income................................   $  4,297      $  4,533
   Net realized gains (losses) from investment
     transactions.......................................        126             5
   Net change in unrealized appreciation (depreciation)
     from investments...................................      3,413         1,264
                                                           --------      --------
Change in net assets resulting from operations..........      7,836         5,802
                                                           --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income...........................     (3,595)       (3,956)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income...........................       (321)         (269)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income...........................       (380)         (321)
                                                           --------      --------
Change in net assets from shareholder distributions.....     (4,296)       (4,546)
                                                           --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions..........     11,647        (4,351)
                                                           --------      --------
Change in net assets....................................     15,187        (3,095)
NET ASSETS:
   Beginning of period..................................     96,047        99,142
                                                           --------      --------
   End of period........................................   $111,234      $ 96,047
                                                           ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                      SHORT-TERM MUNICIPAL     INTERMEDIATE TAX-FREE          TAX-FREE
                                           BOND FUND                 BOND FUND                BOND FUND
                                     ----------------------    ---------------------    ---------------------
                                           YEAR ENDED               YEAR ENDED               YEAR ENDED
                                            JUNE 30,                 JUNE 30,                 JUNE 30,
                                     ----------------------    ---------------------    ---------------------
                                       2003         2002         2003        2002         2003        2002
                                     --------    ----------    --------    ---------    --------    ---------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued......  $231,291    $  119,020    $126,942    $  64,710    $103,160    $  73,824
  Dividends reinvested.............     1,129           945       1,193        1,252       1,144        1,235
  Cost of shares redeemed..........  (121,853)      (38,627)   (160,402)    (124,381)   (150,412)    (117,639)
                                     --------    ----------    --------    ---------    --------    ---------
Change in net assets from Class I
  capital transactions.............  $110,567    $   81,338    $(32,267)   $ (58,419)   $(46,108)   $ (42,580)
                                     ========    ==========    ========    =========    ========    =========
CLASS A SHARES:
  Proceeds from shares issued......  $ 97,375    $   55,400    $ 39,020    $  22,942    $ 58,154    $  37,333
  Dividends reinvested.............     1,425           616       1,275          875       1,642        1,459
  Cost of shares redeemed..........   (40,818)      (14,846)    (11,763)     (16,203)    (46,309)     (34,341)
                                     --------    ----------    --------    ---------    --------    ---------
Change in net assets from Class A
  capital transactions.............  $ 57,982    $   41,170    $ 28,532    $   7,614    $ 13,487    $   4,451
                                     ========    ==========    ========    =========    ========    =========
CLASS B SHARES:
  Proceeds from shares issued......  $ 16,418    $    6,323    $  9,786    $   2,257    $  6,223    $   6,974
  Dividends reinvested.............       219            82         248          174         442          301
  Cost of shares redeemed..........    (1,816)         (472)     (2,119)      (1,550)     (2,927)      (1,618)
                                     --------    ----------    --------    ---------    --------    ---------
Change in net assets from Class B
  capital transactions.............  $ 14,821    $    5,933    $  7,915    $     881    $  3,738    $   5,657
                                     ========    ==========    ========    =========    ========    =========
CLASS C SHARES:
  Proceeds from shares issued......  $118,627    $   42,979(a)
  Dividends reinvested.............     1,261           188(a)
  Cost of shares redeemed..........   (61,614)       (7,857)(a)
                                     --------    ----------
Change in net assets from Class C
  capital transactions.............  $ 58,274    $   35,310
                                     ========    ==========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...........................    22,328        11,692      11,260        5,913       7,807        5,752
  Reinvested.......................       109            93         106          115          86           96
  Redeemed.........................   (11,761)       (3,802)    (14,199)     (11,367)    (11,348)      (9,153)
                                     --------    ----------    --------    ---------    --------    ---------
Change in Class I Shares...........    10,676         7,983      (2,833)      (5,339)     (3,455)      (3,305)
                                     ========    ==========    ========    =========    ========    =========
CLASS A SHARES:
  Issued...........................     9,414         5,455       3,452        2,088       4,394        2,897
  Reinvested.......................       138            60         113           80         124          114
  Redeemed.........................    (3,951)       (1,463)     (1,042)      (1,482)     (3,499)      (2,671)
                                     --------    ----------    --------    ---------    --------    ---------
Change in Class A Shares...........     5,601         4,052       2,523          686       1,019          340
                                     ========    ==========    ========    =========    ========    =========
CLASS B SHARES:
  Issued...........................     1,579           619         863          205         471          542
  Reinvested.......................        21             8          22           16          33           23
  Redeemed.........................      (175)          (46)       (187)        (141)       (222)        (126)
                                     --------    ----------    --------    ---------    --------    ---------
Change in Class B Shares...........     1,425           581         698           80         282          439
                                     ========    ==========    ========    =========    ========    =========
CLASS C SHARES:
  Issued...........................    11,411         4,203(a)
  Reinvested.......................       121            18(a)
  Redeemed.........................    (5,926)         (770)(a)
                                     --------    ----------
Change in Class C Shares...........     5,606         3,451
                                     ========    ==========

------------

(a) Period from commencement of operations of Class C shares on November 1, 2001.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 104

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                               MUNICIPAL               ARIZONA MUNICIPAL           KENTUCKY MUNICIPAL
                                              INCOME FUND                  BOND FUND                   BOND FUND
                                        ------------------------    ------------------------    ------------------------
                                               YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                                JUNE 30,                    JUNE 30,                    JUNE 30,
                                        ------------------------    ------------------------    ------------------------
                                           2003          2002          2003          2002          2003          2002
                                        ----------    ----------    ----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued.........   $108,958      $132,139      $ 22,795      $ 14,582      $ 13,608      $16,381
  Dividends reinvested................      1,293         2,053            43             5            38           75
  Cost of shares redeemed.............   (188,980)     (116,002)      (48,840)      (31,782)      (24,164)     (22,534)
                                         --------      --------      --------      --------      --------      -------
Change in net assets from Class I
  capital transactions................   $(78,729)     $ 18,190      $(26,002)     $(17,195)     $(10,518)     $(6,078)
                                         ========      ========      ========      ========      ========      =======
CLASS A SHARES:
  Proceeds from shares issued.........   $ 57,657      $ 59,631      $  5,763      $  7,175      $  5,177      $ 4,297
  Dividends reinvested................      5,391         5,918           266            74           326          302
  Cost of shares redeemed.............    (49,514)      (66,783)       (4,246)         (594)       (3,456)        (544)
                                         --------      --------      --------      --------      --------      -------
Change in net assets from Class A
  capital transactions................   $ 13,534      $ (1,234)     $  1,783      $  6,655      $  2,047      $ 4,055
                                         ========      ========      ========      ========      ========      =======
CLASS B SHARES:
  Proceeds from shares issued.........   $ 21,870      $ 20,509      $    848      $    332      $  2,146      $ 1,866
  Dividends reinvested................      2,961         2,904            36            24           341          367
  Cost of shares redeemed.............    (18,301)      (13,001)         (200)         (200)       (2,558)      (1,395)
                                         --------      --------      --------      --------      --------      -------
Change in net assets from Class B
  capital transactions................   $  6,530      $ 10,412      $    684      $    156      $    (71)     $   838
                                         ========      ========      ========      ========      ========      =======
CLASS C SHARES:
  Proceeds from shares issued.........   $ 33,064      $ 29,256
  Dividends reinvested................      1,387         1,044
  Cost of shares redeemed.............    (19,501)       (7,843)
                                         --------      --------
Change in net assets from Class C
  capital transactions................   $ 14,950      $ 22,457
                                         ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued..............................     10,882        13,425         2,255         1,483         1,298        1,595
  Reinvested..........................        130           209             4            --(a)          4            7
  Redeemed............................    (18,872)      (11,781)       (4,805)       (3,226)       (2,302)      (2,197)
                                         --------      --------      --------      --------      --------      -------
Change in Class I Shares..............     (7,860)        1,853        (2,546)       (1,743)       (1,000)        (595)
                                         ========      ========      ========      ========      ========      =======
CLASS A SHARES:
  Issued..............................      5,731         6,028           568           731           490          419
  Reinvested..........................        538           599            26             8            31           30
  Redeemed............................     (4,924)       (6,764)         (420)          (61)         (328)         (53)
                                         --------      --------      --------      --------      --------      -------
Change in Class A Shares..............      1,345          (137)          174           678           193          396
                                         ========      ========      ========      ========      ========      =======
CLASS B SHARES:
  Issued..............................      2,187         2,080            83            33           204          183
  Reinvested..........................        297           295             4             2            33           36
  Redeemed............................     (1,832)       (1,321)          (20)          (20)         (246)        (137)
                                         --------      --------      --------      --------      --------      -------
Change in Class B Shares..............        652         1,054            67            15            (9)          82
                                         ========      ========      ========      ========      ========      =======
CLASS C SHARES:
  Issued..............................      3,307         2,965
  Reinvested..........................        139           106
  Redeemed............................     (1,950)         (799)
                                         --------      --------
Change in Class C Shares..............      1,496         2,272
                                         ========      ========

------------

(a) Amount is less than 1,000.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                            LOUISIANA MUNICIPAL     MICHIGAN MUNICIPAL       OHIO MUNICIPAL
                                                 BOND FUND               BOND FUND             BOND FUND
                                            --------------------    -------------------    ------------------
                                                 YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                  JUNE 30,               JUNE 30,               JUNE 30,
                                            --------------------    -------------------    ------------------
                                              2003        2002        2003       2002       2003       2002
                                            --------    --------    --------    -------    -------    -------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued.............  $  3,863    $  5,725    $ 26,488    $29,767    $23,017    $24,973
  Dividends reinvested....................        52          59         465        451        228        224
  Cost of shares redeemed.................   (18,273)    (10,873)    (48,232)   (36,704)   (32,016)   (25,548)
                                            --------    --------    --------    -------    -------    -------
Change in net assets from Class I capital
  transactions............................  $(14,358)   $ (5,089)   $(21,279)   $(6,486)   $(8,771)   $  (351)
                                            ========    ========    ========    =======    =======    =======
CLASS A SHARES:
  Proceeds from shares issued.............  $ 14,289    $ 17,478    $ 38,639    $30,947    $46,494    $24,036
  Dividends reinvested....................     1,618       1,566       2,289      1,641      1,706      1,224
  Cost of shares redeemed.................   (11,505)    (10,411)    (16,462)   (21,932)   (10,441)   (10,291)
                                            --------    --------    --------    -------    -------    -------
Change in net assets from Class A capital
  transactions............................  $  4,402    $  8,633    $ 24,466    $10,656    $37,759    $14,969
                                            ========    ========    ========    =======    =======    =======
CLASS B SHARES:
  Proceeds from shares issued.............  $  7,525    $  3,606    $ 10,650    $12,894    $18,696    $15,728
  Dividends reinvested....................       334         282         857        709      1,574      1,514
  Cost of shares redeemed.................    (5,107)     (1,664)     (2,324)    (3,303)    (7,921)    (6,803)
                                            --------    --------    --------    -------    -------    -------
Change in net assets from Class B capital
  transactions............................  $  2,752    $  2,224    $  9,183    $10,300    $12,349    $10,439
                                            ========    ========    ========    =======    =======    =======
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued..................................       373         564       2,384      2,764      2,055      2,288
  Reinvested..............................         5           6          42         42         20         21
  Redeemed................................    (1,754)     (1,072)     (4,357)    (3,414)    (2,854)    (2,349)
                                            --------    --------    --------    -------    -------    -------
Change in Class I Shares..................    (1,376)       (502)     (1,931)      (608)      (779)       (40)
                                            ========    ========    ========    =======    =======    =======
CLASS A SHARES:
  Issued..................................     1,370       1,715       3,475      2,873      4,128      2,199
  Reinvested..............................       156         155         206        153        152        112
  Redeemed................................    (1,102)     (1,028)     (1,483)    (2,047)      (930)      (944)
                                            --------    --------    --------    -------    -------    -------
Change in Class A Shares..................       424         842       2,198        979      3,350      1,367
                                            ========    ========    ========    =======    =======    =======
CLASS B SHARES:
  Issued..................................       724         354         992      1,238      1,649      1,427
  Reinvested..............................        32          28          80         68        140        138
  Redeemed................................      (494)       (164)       (218)      (319)      (700)      (619)
                                            --------    --------    --------    -------    -------    -------
Change in Class B Shares..................       262         218         854        987      1,089        946
                                            ========    ========    ========    =======    =======    =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 106

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                              WEST VIRGINIA MUNICIPAL
                                                                     BOND FUND
                                                              ------------------------
                                                                     YEAR ENDED
                                                                      JUNE 30,
                                                              ------------------------
                                                                 2003          2002
                                                              ----------    ----------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................   $14,765       $11,783
  Dividends reinvested......................................       121            52
  Cost of shares redeemed...................................    (8,774)      (19,712)
                                                               -------       -------
Change in net assets from Class I capital transactions......   $ 6,112       $(7,877)
                                                               =======       =======
CLASS A SHARES:
  Proceeds from shares issued...............................   $ 4,553       $ 2,086
  Dividends reinvested......................................       191           118
  Cost of shares redeemed...................................    (1,393)       (1,505)
                                                               -------       -------
Change in net assets from Class A capital transactions......   $ 3,351       $   699
                                                               =======       =======
CLASS B SHARES:
  Proceeds from shares issued...............................   $ 3,028       $ 2,943
  Dividends reinvested......................................       282           236
  Cost of shares redeemed...................................    (1,128)         (352)
                                                               -------       -------
Change in net assets from Class B capital transactions......   $ 2,182       $ 2,827
                                                               =======       =======
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................     1,424         1,160
  Reinvested................................................        12             5
  Redeemed..................................................      (847)       (1,943)
                                                               -------       -------
Change in Class I Shares....................................       589          (778)
                                                               =======       =======
CLASS A SHARES:
  Issued....................................................       434           204
  Reinvested................................................        18            12
  Redeemed..................................................      (133)         (147)
                                                               -------       -------
Change in Class A Shares....................................       319            69
                                                               =======       =======
CLASS B SHARES:
  Issued....................................................       289           288
  Reinvested................................................        27            23
  Redeemed..................................................      (108)          (34)
                                                               -------       -------
Change in Class B Shares....................................       208           277
                                                               =======       =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

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ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 108

MUNICIPAL BOND FUND ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                AND UNREALIZED
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
 Year Ended June 30, 2003..........   $10.24       $0.28          $ 0.20         $ 0.48       $(0.28)     $(0.01)      $(0.29)
 Year Ended June 30, 2002..........    10.09        0.35            0.15           0.50        (0.35)         --        (0.35)
 Year Ended June 30, 2001..........     9.90        0.44            0.19           0.63        (0.44)         --        (0.44)
 Year Ended June 30, 2000..........    10.02        0.41           (0.12)          0.29        (0.41)         --        (0.41)
 Six Months Ended June 30, 1999 (b)    10.16        0.19           (0.14)          0.05        (0.19)         --        (0.19)
 May 4, 1998 to December 31, 1998 (e)  10.00        0.25            0.16           0.41        (0.25)         --        (0.25)

INTERMEDIATE TAX-FREE BOND FUND (CLASS I)
 Year Ended June 30, 2003..........    11.05        0.45            0.41           0.86        (0.45)         --        (0.45)
 Year Ended June 30, 2002..........    10.82        0.48            0.23           0.71        (0.48)         --        (0.48)
 Year Ended June 30, 2001..........    10.41        0.50            0.41           0.91        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    10.68        0.49           (0.27)          0.22        (0.49)         --        (0.49)
 Year Ended June 30, 1999..........    11.15        0.50           (0.30)          0.20        (0.50)      (0.17)       (0.67)

TAX-FREE BOND FUND (CLASS I)
 Year Ended June 30, 2003..........    12.89        0.59            0.53           1.12        (0.59)         --        (0.59)
 Year Ended June 30, 2002..........    12.72        0.61            0.17           0.78        (0.61)         --        (0.61)
 Year Ended June 30, 2001..........    12.15        0.61            0.57           1.18        (0.61)         --        (0.61)
 Year Ended June 30, 2000..........    12.44        0.60           (0.29)          0.31        (0.60)         --        (0.60)
 Six Months Ended June 30, 1999 (f)    12.98        0.29           (0.52)         (0.23)       (0.30)      (0.01)       (0.31)
 Year Ended December 31, 1998......    12.86        0.60            0.16           0.76        (0.61)      (0.03)       (0.64)

MUNICIPAL INCOME FUND (CLASS I)
 Year Ended June 30, 2003..........     9.89        0.43            0.20           0.63        (0.43)         --        (0.43)
 Year Ended June 30, 2002..........     9.80        0.46            0.09           0.55        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........     9.46        0.48            0.34           0.82        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.92        0.48           (0.46)          0.02        (0.48)         --        (0.48)
 Year Ended June 30, 1999..........    10.11        0.50           (0.19)          0.31        (0.50)         --        (0.50)

ARIZONA MUNICIPAL BOND FUND (CLASS I)
 Year Ended June 30, 2003..........     9.92        0.43            0.36           0.79        (0.43)         --        (0.43)
 Year Ended June 30, 2002..........     9.75        0.45            0.17           0.62        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........     9.46        0.46            0.29           0.75        (0.46)         --        (0.46)
 Year Ended June 30, 2000..........     9.74        0.46           (0.21)          0.25        (0.46)      (0.07)       (0.53)
 Year Ended June 30, 1999..........    10.15        0.46           (0.26)          0.20        (0.46)      (0.15)       (0.61)

KENTUCKY MUNICIPAL BOND FUND (CLASS I)
 Year Ended June 30, 2003..........    10.31        0.44            0.35           0.79        (0.44)         --        (0.44)
 Year Ended June 30, 2002..........    10.19        0.47            0.12           0.59        (0.47)         --        (0.47)
 Year Ended June 30, 2001..........     9.90        0.49            0.29           0.78        (0.49)         --        (0.49)
 Year Ended June 30, 2000..........    10.12        0.49           (0.22)          0.27        (0.49)         --        (0.49)
 Year Ended June 30, 1999..........    10.40        0.50           (0.28)          0.22        (0.50)         --        (0.50)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(c) Not Annualized.

(d) Annualized

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

--------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                               ----------------------------------------
                                                                                            RATIO OF
                                                                  NET        RATIO OF         NET
                                         NET ASSET              ASSETS,      EXPENSES      INVESTMENT
                                           VALUE,                 END           TO           INCOME
                                            END       TOTAL    OF PERIOD     AVERAGE       TO AVERAGE
                                         OF PERIOD    RETURN    (000'S)     NET ASSETS     NET ASSETS
                                         ----------   ------   ----------   ----------   --------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............   $10.43      4.81%   $334,990        0.55%            2.79%
  Year Ended June 30, 2002..............    10.24      4.98     219,485        0.55             3.48
  Year Ended June 30, 2001..............    10.09      6.52     135,796        0.55             4.43
  Year Ended June 30, 2000..............     9.90      2.93     116,527        0.57             4.09
  Six Months Ended June 30, 1999 (b)....    10.02      0.50(c)  132,902        0.62(d)          3.79(d)
  May 4, 1998 to December 31, 1998 (e)..    10.16      4.15(c)  118,296        0.61(d)          3.75(d)

INTERMEDIATE TAX-FREE BOND FUND (CLASS
  I)
  Year Ended June 30, 2003..............    11.46      7.95     611,080        0.59             4.02
  Year Ended June 30, 2002..............    11.05      6.83     621,073        0.59             4.41
  Year Ended June 30, 2001..............    10.82      8.85     665,256        0.59             4.66
  Year Ended June 30, 2000..............    10.41      2.19     737,277        0.59             4.72
  Year Ended June 30, 1999..............    10.68      1.71   1,013,839        0.59             4.49

TAX-FREE BOND FUND (CLASS I)
  Year Ended June 30, 2003..............    13.42      8.86     515,093        0.58             4.47
  Year Ended June 30, 2002..............    12.89      6.25     539,253        0.58             4.72
  Year Ended June 30, 2001..............    12.72      9.88     574,311        0.58             4.86
  Year Ended June 30, 2000..............    12.15      2.64     609,667        0.60             4.96
  Six Months Ended June 30, 1999 (f)....    12.44      1.78(c)  795,839        0.63(d)          4.60(d)
  Year Ended December 31, 1998..........    12.98      6.01     841,715        0.63             4.61

MUNICIPAL INCOME FUND (CLASS I)
  Year Ended June 30, 2003..............    10.09      6.48     898,852        0.59             4.27
  Year Ended June 30, 2002..............     9.89      5.82     959,322        0.59             4.65
  Year Ended June 30, 2001..............     9.80      8.77     931,851        0.58             4.99
  Year Ended June 30, 2000..............     9.46      0.32     857,118        0.57             5.07
  Year Ended June 30, 1999..............     9.92      3.06     744,647        0.57             4.92

ARIZONA MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............    10.28      8.06     141,541        0.59             4.17
  Year Ended June 30, 2002..............     9.92      6.57     161,869        0.59             4.52
  Year Ended June 30, 2001..............     9.75      7.92     176,004        0.59             4.71
  Year Ended June 30, 2000..............     9.46      2.66     195,753        0.60             4.82
  Year Ended June 30, 1999..............     9.74      1.94     233,360        0.61             4.59

KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............    10.66      7.74     116,423        0.61             4.12
  Year Ended June 30, 2002..............    10.31      5.89     122,970        0.61             4.56
  Year Ended June 30, 2001..............    10.19      8.06     127,557        0.61             4.89
  Year Ended June 30, 2000..............     9.90      2.83     124,778        0.61             5.00
  Year Ended June 30, 1999..............    10.12      2.05     122,917        0.61             4.77

                                             RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------

                                              RATIO OF
                                              EXPENSES
                                             TO AVERAGE
                                             NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS    TURNOVER (a)
                                          ----------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        0.81%           109.73%
  Year Ended June 30, 2002..............        0.81             94.19
  Year Ended June 30, 2001..............        0.81             89.29
  Year Ended June 30, 2000..............        0.89            113.70
  Six Months Ended June 30, 1999 (b)....        0.80(d)          74.84
  May 4, 1998 to December 31, 1998 (e)..        0.70(d)          32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS
  I)
  Year Ended June 30, 2003..............        0.78             48.87
  Year Ended June 30, 2002..............        0.78             65.46
  Year Ended June 30, 2001..............        0.79             96.03
  Year Ended June 30, 2000..............        0.80             86.32
  Year Ended June 30, 1999..............        0.81            108.41
TAX-FREE BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        0.63             12.05
  Year Ended June 30, 2002..............        0.63             10.70
  Year Ended June 30, 2001..............        0.63             33.81
  Year Ended June 30, 2000..............        0.66             44.41
  Six Months Ended June 30, 1999 (f)....        0.66(d)          37.90
  Year Ended December 31, 1998..........        0.63             22.05
MUNICIPAL INCOME FUND (CLASS I)
  Year Ended June 30, 2003..............        0.64             73.77
  Year Ended June 30, 2002..............        0.64             93.62
  Year Ended June 30, 2001..............        0.64             65.31
  Year Ended June 30, 2000..............        0.67            100.61
  Year Ended June 30, 1999..............        0.67             55.03
ARIZONA MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        0.64             18.17
  Year Ended June 30, 2002..............        0.64             12.38
  Year Ended June 30, 2001..............        0.64             17.30
  Year Ended June 30, 2000..............        0.65             19.28
  Year Ended June 30, 1999..............        0.67             16.29
KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        0.66              9.08
  Year Ended June 30, 2002..............        0.66             15.24
  Year Ended June 30, 2001..............        0.66             16.70
  Year Ended June 30, 2000..............        0.69             21.82
  Year Ended June 30, 1999..............        0.71              6.30

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 110

MUNICIPAL BOND FUND ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                AND UNREALIZED
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS I)
 Year Ended June 30, 2003..........   $10.20       $0.41          $ 0.38         $ 0.79       $(0.41)     $   --       $(0.41)
 Year Ended June 30, 2002..........    10.08        0.45            0.12           0.57        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........     9.74        0.48            0.34           0.82        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.96        0.48           (0.21)          0.27        (0.48)      (0.01)       (0.49)
 Year Ended June 30, 1999..........    10.26        0.48           (0.28)          0.20        (0.48)      (0.02)       (0.50)

MICHIGAN MUNICIPAL BOND FUND (CLASS I)
 Year Ended June 30, 2003..........    10.83        0.46            0.46           0.92        (0.46)         --        (0.46)
 Year Ended June 30, 2002..........    10.65        0.49            0.18           0.67        (0.49)         --        (0.49)
 Year Ended June 30, 2001..........    10.22        0.50            0.43           0.93        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    10.62        0.51           (0.38)          0.13        (0.51)      (0.02)       (0.53)
 Six Months Ended June 30, 1999 (b)    11.03        0.25           (0.41)         (0.16)       (0.25)         --        (0.25)
 Year Ended December 31, 1998......    10.93        0.50            0.13           0.63        (0.51)      (0.02)       (0.53)

OHIO MUNICIPAL BOND FUND (CLASS I)
 Year Ended June 30, 2003..........    10.97        0.44            0.39           0.83        (0.44)         --        (0.44)
 Year Ended June 30, 2002..........    10.79        0.49            0.18           0.67        (0.49)         --        (0.49)
 Year Ended June 30, 2001..........    10.44        0.53            0.35           0.88        (0.53)         --        (0.53)
 Year Ended June 30, 2000..........    10.75        0.53           (0.31)          0.22        (0.53)         --        (0.53)
 Year Ended June 30, 1999..........    11.08        0.54           (0.33)          0.21        (0.54)         --        (0.54)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS I)
 Year Ended June 30, 2003..........    10.19        0.44            0.36           0.80        (0.44)         --        (0.44)
 Year Ended June 30, 2002..........    10.06        0.48            0.13           0.61        (0.48)         --        (0.48)
 Year Ended June 30, 2001..........     9.73        0.48            0.33           0.81        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.96        0.49           (0.23)          0.26        (0.49)         --(e)     (0.49)
 Year Ended June 30, 1999..........    10.28        0.49           (0.31)          0.18        (0.49)      (0.01)       (0.50)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(c) Not Annualized

(d) Annualized

(e) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

--------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                               ----------------------------------------
                                                                                            RATIO OF
                                                                  NET        RATIO OF         NET
                                         NET ASSET              ASSETS,      EXPENSES      INVESTMENT
                                           VALUE,                 END           TO           INCOME
                                            END       TOTAL    OF PERIOD     AVERAGE       TO AVERAGE
                                         OF PERIOD    RETURN    (000'S)     NET ASSETS     NET ASSETS
                                         ----------   ------   ----------   ----------   --------------

LOUISIANA MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............   $10.58      7.86%    $ 56,421       0.61%            3.90%
  Year Ended June 30, 2002..............    10.20      5.75       68,446       0.61             4.41
  Year Ended June 30, 2001..............    10.08      8.56       72,627       0.61             4.81
  Year Ended June 30, 2000..............     9.74      2.81       80,167       0.61             4.92
  Year Ended June 30, 1999..............     9.96      1.92      106,294       0.61             4.66

MICHIGAN MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............    11.29      8.67      203,301       0.60             4.18
  Year Ended June 30, 2002..............    10.83      6.39      216,149       0.60             4.53
  Year Ended June 30, 2001..............    10.65      9.29      218,856       0.59             4.79
  Year Ended June 30, 2000..............    10.22      1.28      233,913       0.61             4.94
  Six Months Ended June 30, 1999 (b)....    10.62     (1.46)(c)  309,445       0.66(d)          4.60(d)
  Year Ended December 31, 1998..........    11.03      5.94      298,842       0.66             4.52

OHIO MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............    11.36      7.67      132,810       0.60             3.90
  Year Ended June 30, 2002..............    10.97      6.33      136,759       0.60             4.49
  Year Ended June 30, 2001..............    10.79      8.63      134,934       0.60             4.99
  Year Ended June 30, 2000..............    10.44      2.20      126,362       0.60             5.10
  Year Ended June 30, 1999..............    10.75      1.84      160,493       0.56             4.86

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
  I)
  Year Ended June 30, 2003..............    10.55      8.00       88,621       0.59             4.24
  Year Ended June 30, 2002..............    10.19      6.22       79,617       0.61             4.73
  Year Ended June 30, 2001..............    10.06      8.53       86,428       0.61             4.87
  Year Ended June 30, 2000..............     9.73      2.76       91,975       0.61             5.03
  Year Ended June 30, 1999..............     9.96      1.71       98,391       0.61             4.74

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------

                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............       0.81%             9.53%
  Year Ended June 30, 2002..............       0.81             22.19
  Year Ended June 30, 2001..............       0.81             11.08
  Year Ended June 30, 2000..............       0.83             17.27
  Year Ended June 30, 1999..............       0.85             19.67
MICHIGAN MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............       0.65             11.18
  Year Ended June 30, 2002..............       0.65              7.96
  Year Ended June 30, 2001..............       0.64             17.30
  Year Ended June 30, 2000..............       0.67             33.34
  Six Months Ended June 30, 1999 (b)....       0.69(d)          10.60
  Year Ended December 31, 1998..........       0.67             23.33
OHIO MUNICIPAL BOND FUND (CLASS I)
  Year Ended June 30, 2003..............       0.81             14.63
  Year Ended June 30, 2002..............       0.82             20.90
  Year Ended June 30, 2001..............       0.81             15.67
  Year Ended June 30, 2000..............       0.83             35.46
  Year Ended June 30, 1999..............       0.83             13.69
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
  I)
  Year Ended June 30, 2003..............       0.65             10.34
  Year Ended June 30, 2002..............       0.66             12.03
  Year Ended June 30, 2001..............       0.66              7.91
  Year Ended June 30, 2000..............       0.68             24.67
  Year Ended June 30, 1999..............       0.71             15.24

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 112

MUNICIPAL BOND FUND ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                AND UNREALIZED
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
 Year Ended June 30, 2003..........   $10.21        0.26            0.20           0.46        (0.26)      (0.01)       (0.27)
 Year Ended June 30, 2002..........    10.07        0.32            0.14           0.46        (0.32)         --        (0.32)
 Year Ended June 30, 2001..........     9.87        0.42            0.20           0.62        (0.42)         --        (0.42)
 Year Ended June 30, 2000..........    10.01        0.38           (0.14)          0.24        (0.38)         --        (0.38)
 Six Months Ended June 30, 1999 (b)    10.15        0.19           (0.15)          0.04        (0.18)         --        (0.18)
 May 4, 1998 to December 31, 1998 (e)  10.00        0.22            0.16           0.38        (0.23)         --        (0.23)

INTERMEDIATE TAX-FREE BOND FUND (CLASS A)
 Year Ended June 30, 2003..........    11.05        0.42            0.41           0.83        (0.43)         --        (0.43)
 Year Ended June 30, 2002..........    10.81        0.45            0.24           0.69        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........    10.41        0.48            0.40           0.88        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........    10.67        0.47           (0.26)          0.21        (0.47)         --        (0.47)
 Year Ended June 30, 1999..........    11.14        0.47           (0.30)          0.17        (0.47)      (0.17)       (0.64)

TAX-FREE BOND FUND (CLASS A)
 Year Ended June 30, 2002..........    12.91        0.55            0.54           1.09        (0.56)         --        (0.56)
 Year Ended June 30, 2002..........    12.74        0.57            0.18           0.75        (0.58)         --        (0.58)
 Year Ended June 30, 2001..........    12.16        0.58            0.58           1.16        (0.58)         --        (0.58)
 Year Ended June 30, 2000..........    12.44        0.57           (0.28)          0.29        (0.57)         --        (0.57)
 Six Months Ended June 30, 1999 (f)    12.99        0.28           (0.53)         (0.25)       (0.29)      (0.01)       (0.30)
 Year Ended December 31, 1998......    12.87        0.55            0.17           0.72        (0.57)      (0.03)       (0.60)

MUNICIPAL INCOME FUND (CLASS A)
 Year Ended June 30, 2003..........     9.93        0.40            0.20           0.60        (0.40)         --        (0.40)
 Year Ended June 30, 2002..........     9.83        0.43            0.10           0.53        (0.43)         --        (0.43)
 Year Ended June 30, 2001..........     9.49        0.46            0.34           0.80        (0.46)         --        (0.46)
 Year Ended June 30, 2000..........     9.95        0.46           (0.46)            --        (0.46)         --        (0.46)
 Year Ended June 30, 1999..........    10.14        0.47           (0.19)          0.28        (0.47)         --        (0.47)

ARIZONA MUNICIPAL BOND FUND (CLASS A)
 Year Ended June 30, 2003..........     9.84        0.39            0.36           0.75        (0.40)         --        (0.40)
 Year Ended June 30, 2002..........     9.67        0.39            0.20           0.59        (0.42)         --        (0.42)
 Year Ended June 30, 2001..........     9.39        0.43            0.28           0.71        (0.43)         --        (0.43)
 Year Ended June 30, 2000..........     9.67        0.43           (0.21)          0.22        (0.43)      (0.07)       (0.50)
 Year Ended June 30, 1999..........    10.08        0.44           (0.26)          0.18        (0.44)      (0.15)       (0.59)

KENTUCKY MUNICIPAL BOND FUND (CLASS A)
 Year Ended June 30, 2003..........    10.32        0.40            0.36           0.76        (0.41)         --        (0.41)
 Year Ended June 30, 2002..........    10.20        0.43            0.13           0.56        (0.44)         --        (0.44)
 Year Ended June 30, 2001..........     9.90        0.47            0.30           0.77        (0.47)         --        (0.47)
 Year Ended June 30, 2000..........    10.13        0.47           (0.23)          0.24        (0.47)         --        (0.47)
 Year Ended June 30, 1999..........    10.41        0.47           (0.28)          0.19        (0.47)         --        (0.47)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(c) Not Annualized.

(d) Annualized

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                      ----------------------------------------
                                                                                                   RATIO OF
                                                                         NET        RATIO OF         NET
                                         NET ASSET        TOTAL        ASSETS,      EXPENSES      INVESTMENT
                                           VALUE,        RETURN          END           TO           INCOME
                                            END         (EXCLUDES     OF PERIOD     AVERAGE       TO AVERAGE
                                         OF PERIOD    SALES CHARGE)    (000'S)     NET ASSETS     NET ASSETS
                                         ----------   -------------   ----------   ----------   --------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............   $10.40          4.57%       $109,112       0.80%          2.53%
  Year Ended June 30, 2002..............    10.21          4.64          49,927       0.80           3.13
  Year Ended June 30, 2001..............    10.07          6.38           8,423       0.80           4.13
  Year Ended June 30, 2000..............     9.87          2.47           3,053       0.82           3.91
  Six Months Ended June 30, 1999 (b)....    10.01          0.37(c)        1,843       0.86(d)        3.48(d)
  May 4, 1998 to December 31, 1998 (e)..    10.15          3.89(c)          559       0.86(d)        3.53(d)

INTERMEDIATE TAX-FREE BOND FUND (CLASS A)
  Year Ended June 30, 2003..............    11.45          7.59          77,336       0.84           3.76
  Year Ended June 30, 2002..............    11.05          6.54          46,752       0.84           4.16
  Year Ended June 30, 2001..............    10.81          8.56          38,293       0.84           4.42
  Year Ended June 30, 2000..............    10.41          2.03          32,200       0.84           4.48
  Year Ended June 30, 1999..............    10.67          1.45          34,725       0.84           4.28

TAX-FREE BOND FUND (CLASS A)
  Year Ended June 30, 2002..............    13.44          8.59          67,693       0.83           4.22
  Year Ended June 30, 2002..............    12.91          5.97          51,859       0.83           4.47
  Year Ended June 30, 2001..............    12.74          9.67          46,849       0.83           4.59
  Year Ended June 30, 2000..............    12.16          2.47          33,629       0.85           4.72
  Six Months Ended June 30, 1999 (f)....    12.44         (1.97)(c)      38,253       0.87(d)        4.34(d)
  Year Ended December 31, 1998..........    12.99          5.74          47,176       0.88           4.36

MUNICIPAL INCOME FUND (CLASS A)
  Year Ended June 30, 2003..............    10.13          6.17         183,392       0.84           4.02
  Year Ended June 30, 2002..............     9.93          5.52         166,452       0.84           4.40
  Year Ended June 30, 2001..............     9.83          8.56         166,096       0.83           4.74
  Year Ended June 30, 2000..............     9.49          0.06         144,335       0.82           4.79
  Year Ended June 30, 1999..............     9.95          2.80         188,143       0.82           4.62

ARIZONA MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............    10.19          7.73          11,576       0.84           3.91
  Year Ended June 30, 2002..............     9.84          6.25           9,462       0.84           4.26
  Year Ended June 30, 2001..............     9.67          7.72           2,746       0.84           4.46
  Year Ended June 30, 2000..............     9.39          2.43           2,391       0.86           4.64
  Year Ended June 30, 1999..............     9.67          1.69           1,799       0.86           4.37

KENTUCKY MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............    10.67          7.48          15,593       0.86           3.86
  Year Ended June 30, 2002..............    10.32          5.61          13,099       0.86           4.30
  Year Ended June 30, 2001..............    10.20          7.90           8,906       0.86           4.64
  Year Ended June 30, 2000..............     9.90          2.47           8,230       0.86           4.74
  Year Ended June 30, 1999..............    10.13          1.79          10,075       0.86           4.50

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------

                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............       1.15%           109.73%
  Year Ended June 30, 2002..............       1.15             94.19
  Year Ended June 30, 2001..............       1.16             89.29
  Year Ended June 30, 2000..............       1.24            113.70
  Six Months Ended June 30, 1999 (b)....       1.16(d)          74.84
  May 4, 1998 to December 31, 1998 (e)..       0.99(d)          32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS A)
  Year Ended June 30, 2003..............       1.13             48.87
  Year Ended June 30, 2002..............       1.13             65.46
  Year Ended June 30, 2001..............       1.14             96.03
  Year Ended June 30, 2000..............       1.15             86.32
  Year Ended June 30, 1999..............       1.16            108.41
TAX-FREE BOND FUND (CLASS A)
  Year Ended June 30, 2002..............       0.98             12.05
  Year Ended June 30, 2002..............       0.98             10.70
  Year Ended June 30, 2001..............       0.98             33.81
  Year Ended June 30, 2000..............       1.00             44.41
  Six Months Ended June 30, 1999 (f)....       0.95(d)          37.90
  Year Ended December 31, 1998..........       0.88             22.05
MUNICIPAL INCOME FUND (CLASS A)
  Year Ended June 30, 2003..............       0.99             73.77
  Year Ended June 30, 2002..............       0.99             93.62
  Year Ended June 30, 2001..............       0.98             65.31
  Year Ended June 30, 2000..............       1.01            100.61
  Year Ended June 30, 1999..............       1.01             55.03
ARIZONA MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............       0.99             18.17
  Year Ended June 30, 2002..............       0.99             12.38
  Year Ended June 30, 2001..............       0.99             17.30
  Year Ended June 30, 2000..............       1.01             19.28
  Year Ended June 30, 1999..............       1.02             16.29
KENTUCKY MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............       1.01              9.08
  Year Ended June 30, 2002..............       1.01             15.24
  Year Ended June 30, 2001..............       1.01             16.70
  Year Ended June 30, 2000..............       1.04             21.82
  Year Ended June 30, 1999..............       1.06              6.30

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 114

MUNICIPAL BOND FUND ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                AND UNREALIZED
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS A)
 Year Ended June 30, 2003..........   $10.21        0.38            0.38           0.76        (0.38)         --        (0.38)
 Year Ended June 30, 2002..........    10.08        0.42            0.13           0.55        (0.42)         --        (0.42)
 Year Ended June 30, 2001..........     9.74        0.45            0.34           0.79        (0.45)         --        (0.45)
 Year Ended June 30, 2000..........     9.96        0.46           (0.21)          0.25        (0.46)      (0.01)       (0.47)
 Year Ended June 30, 1999..........    10.26        0.45           (0.28)          0.17        (0.45)      (0.02)       (0.47)

MICHIGAN MUNICIPAL BOND FUND (CLASS A)
 Year Ended June 30, 2003..........    10.84        0.43            0.46           0.89        (0.43)         --        (0.43)
 Year Ended June 30, 2002..........    10.65        0.46            0.19           0.65        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........    10.22        0.47            0.43           0.90        (0.47)         --        (0.47)
 Year Ended June 30, 2000..........    10.63        0.48           (0.39)          0.09        (0.48)      (0.02)       (0.50)
 Six Months Ended June 30, 1999 (b)    11.03        0.24           (0.40)         (0.16)       (0.24)         --        (0.24)
 Year Ended December 31, 1998......    10.93        0.47            0.13           0.60        (0.48)      (0.02)       (0.50)

OHIO MUNICIPAL BOND FUND (CLASS A)
 Year Ended June 30, 2003..........    11.01        0.40            0.41           0.81        (0.41)         --        (0.41)
 Year Ended June 30, 2002..........    10.82        0.46            0.19           0.65        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........    10.47        0.51            0.35           0.86        (0.51)         --        (0.51)
 Year Ended June 30, 2000..........    10.78        0.51           (0.31)          0.20        (0.51)         --        (0.51)
 Year Ended June 30, 1999..........    11.11        0.51           (0.33)          0.18        (0.51)         --        (0.51)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS A)
 Year Ended June 30, 2003..........    10.27        0.41            0.37           0.78        (0.41)         --        (0.41)
 Year Ended June 30, 2002..........    10.14        0.46            0.13           0.59        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........     9.81        0.46            0.33           0.79        (0.46)         --        (0.46)
 Year Ended June 30, 2000..........    10.03        0.46           (0.22)          0.24        (0.46)         --(e)     (0.46)
 Year Ended June 30, 1999..........    10.36        0.47           (0.32)          0.15        (0.47)      (0.01)       (0.48)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(c) Not Annualized

(d) Annualized

(e) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                      ----------------------------------------
                                                                                                   RATIO OF
                                                                         NET        RATIO OF         NET
                                         NET ASSET        TOTAL        ASSETS,      EXPENSES      INVESTMENT
                                           VALUE,        RETURN          END           TO           INCOME
                                            END         (EXCLUDES     OF PERIOD     AVERAGE       TO AVERAGE
                                         OF PERIOD    SALES CHARGE)    (000'S)     NET ASSETS     NET ASSETS
                                         ----------   -------------   ----------   ----------   --------------

LOUISIANA MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............   $10.59          7.58%       $76,095        0.86%          3.65%
  Year Ended June 30, 2002..............    10.21          5.59         69,037        0.86           4.15
  Year Ended June 30, 2001..............    10.08          8.28         59,662        0.86           4.56
  Year Ended June 30, 2000..............     9.74          2.55         58,225        0.86           4.67
  Year Ended June 30, 1999..............     9.96          1.67         75,958        0.86           4.40

MICHIGAN MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............    11.30          8.37         97,090        0.85           3.91
  Year Ended June 30, 2002..............    10.84          6.22         69,371        0.85           4.28
  Year Ended June 30, 2001..............    10.65          9.00         57,728        0.84           4.51
  Year Ended June 30, 2000..............    10.22          0.93         30,626        0.86           4.72
  Six Months Ended June 30, 1999 (b)....    10.63         (1.47)(c)     22,217        0.88(d)        4.35(d)
  Year Ended December 31, 1998..........    11.03          5.61         22,876        0.91           4.27

OHIO MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............    11.41          7.44         87,877        0.85           3.61
  Year Ended June 30, 2002..............    11.01          6.08         47,914        0.85           4.23
  Year Ended June 30, 2001..............    10.82          8.32         32,308        0.85           4.74
  Year Ended June 30, 2000..............    10.47          1.94         32,307        0.85           4.84
  Year Ended June 30, 1999..............    10.78          1.59         26,876        0.81           4.57

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............    10.64          7.77         10,045        0.84           3.97
  Year Ended June 30, 2002..............    10.27          5.89          6,422        0.86           4.48
  Year Ended June 30, 2001..............    10.14          8.19          5,639        0.86           4.60
  Year Ended June 30, 2000..............     9.81          2.59          3,677        0.86           4.74
  Year Ended June 30, 1999..............    10.03          1.37          3,570        0.85           4.42

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------

                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............       1.16%             9.53%
  Year Ended June 30, 2002..............       1.16             22.19
  Year Ended June 30, 2001..............       1.16             11.08
  Year Ended June 30, 2000..............       1.18             17.27
  Year Ended June 30, 1999..............       1.20             19.67
MICHIGAN MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............       1.00             11.18
  Year Ended June 30, 2002..............       1.00              7.96
  Year Ended June 30, 2001..............       0.99             17.30
  Year Ended June 30, 2000..............       1.02             33.34
  Six Months Ended June 30, 1999 (b)....       0.96(d)          10.60
  Year Ended December 31, 1998..........       0.92             23.33
OHIO MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............       1.16             14.63
  Year Ended June 30, 2002..............       1.16             20.90
  Year Ended June 30, 2001..............       1.16             15.67
  Year Ended June 30, 2000..............       1.18             35.46
  Year Ended June 30, 1999..............       1.18             13.69
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS A)
  Year Ended June 30, 2003..............       1.00             10.34
  Year Ended June 30, 2002..............       1.01             12.03
  Year Ended June 30, 2001..............       1.01              7.91
  Year Ended June 30, 2000..............       1.03             24.67
  Year Ended June 30, 1999..............       1.05             15.24

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 116

MUNICIPAL BOND FUND ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                AND UNREALIZED
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
 Year Ended June 30, 2003..........   $10.28        0.21            0.20           0.41        (0.21)      (0.01)       (0.22)
 Year Ended June 30, 2002..........    10.14        0.27            0.14           0.41        (0.27)         --        (0.27)
 Year Ended June 30, 2001..........     9.94        0.36            0.20           0.56        (0.36)         --        (0.36)
 Year Ended June 30, 2000..........    10.05        0.31           (0.11)          0.20        (0.31)         --        (0.31)
 Six Months Ended June 30, 1999 (b)    10.19        0.15           (0.14)          0.01        (0.15)         --        (0.15)
 May 4, 1998 to December 31, 1998 (e)  10.00        0.13            0.21           0.34        (0.15)         --        (0.15)

INTERMEDIATE TAX-FREE BOND FUND (CLASS B)
 Year Ended June 30, 2003..........    11.08        0.34            0.40           0.74        (0.35)         --        (0.35)
 Year Ended June 30, 2002..........    10.84        0.39            0.24           0.63        (0.39)         --        (0.39)
 Year Ended June 30, 2001..........    10.44        0.41            0.40           0.81        (0.41)         --        (0.41)
 Year Ended June 30, 2000..........    10.69        0.40           (0.25)          0.15        (0.40)         --        (0.40)
 Year Ended June 30, 1999..........    11.16        0.40           (0.30)          0.10        (0.40)      (0.17)       (0.57)

TAX-FREE BOND FUND (CLASS B)
 Year Ended June 30, 2003..........    12.89        0.47            0.54           1.01        (0.48)         --        (0.48)
 Year Ended June 30, 2002..........    12.72        0.48            0.19           0.67        (0.50)         --        (0.50)
 Year Ended June 30, 2001..........    12.16        0.50            0.56           1.06        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    12.44        0.49           (0.28)          0.21        (0.49)         --        (0.49)
 Six Months Ended June 30,
 1999(f)...........................    12.99        0.23           (0.53)         (0.30)       (0.24)      (0.01)       (0.25)
 Year Ended December 31, 1998......    12.86        0.45            0.18           0.63        (0.47)      (0.03)       (0.50)

MUNICIPAL INCOME FUND (CLASS B)
 Year Ended June 30, 2003..........     9.89        0.34            0.19           0.53        (0.34)         --        (0.34)
 Year Ended June 30, 2002..........     9.79        0.37            0.10           0.47        (0.37)         --        (0.37)
 Year Ended June 30, 2001..........     9.45        0.40            0.34           0.74        (0.40)         --        (0.40)
 Year Ended June 30, 2000..........     9.91        0.40           (0.46)         (0.06)       (0.40)         --        (0.40)
 Year Ended June 30, 1999..........    10.10        0.41           (0.19)          0.22        (0.41)         --        (0.41)

ARIZONA MUNICIPAL BOND FUND (CLASS B)
 Year Ended June 30, 2003..........     9.92        0.32            0.39           0.71        (0.33)         --        (0.33)
 Year Ended June 30, 2002..........     9.75        0.35            0.18           0.53        (0.36)         --        (0.36)
 Year Ended June 30, 2001..........     9.46        0.37            0.29           0.66        (0.37)         --        (0.37)
 Year Ended June 30, 2000..........     9.75        0.37           (0.22)          0.15        (0.37)      (0.07)       (0.44)
 Year Ended June 30, 1999..........    10.16        0.37           (0.26)          0.11        (0.37)      (0.15)       (0.52)

KENTUCKY MUNICIPAL BOND FUND (CLASS B)
 Year Ended June 30, 2003..........    10.26        0.34            0.34           0.68        (0.34)         --        (0.34)
 Year Ended June 30, 2002..........    10.14        0.38            0.12           0.50        (0.38)         --        (0.38)
 Year Ended June 30, 2001..........     9.84        0.40            0.30           0.70        (0.40)         --        (0.40)
 Year Ended June 30, 2000..........    10.06        0.41           (0.22)          0.19        (0.41)         --        (0.41)
 Year Ended June 30, 1999..........    10.35        0.40           (0.29)          0.11        (0.40)         --        (0.40)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(c) Not Annualized.

(d) Annualized

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                      ----------------------------------------
                                                                                                   RATIO OF
                                                                         NET        RATIO OF         NET
                                         NET ASSET        TOTAL        ASSETS,      EXPENSES      INVESTMENT
                                           VALUE,        RETURN          END           TO           INCOME
                                            END         (EXCLUDES     OF PERIOD     AVERAGE       TO AVERAGE
                                         OF PERIOD    SALES CHARGE)    (000'S)     NET ASSETS     NET ASSETS
                                         ----------   -------------   ----------   ----------   --------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............   $10.47          4.04%       $ 22,804       1.30%          2.02%
  Year Ended June 30, 2002..............    10.28          4.10           7,728       1.30           2.66
  Year Ended June 30, 2001..............    10.14          5.76           1,729       1.34           3.63
  Year Ended June 30, 2000..............     9.94          2.08             925       1.47           3.24
  Six Months Ended June 30, 1999(b).....    10.05          0.11(c)          226       1.55(d)        2.80(d)
  May 4, 1998 to December 31, 1998 (e)..    10.19          3.48(c)          112       1.61(d)        2.43(d)

INTERMEDIATE TAX-FREE BOND FUND (CLASS B)
  Year Ended June 30, 2003..............    11.47          6.89          17,256       1.49           3.11
  Year Ended June 30, 2002..............    11.08          5.87           8,915       1.49           3.51
  Year Ended June 30, 2001..............    10.84          7.85           7,857       1.49           3.77
  Year Ended June 30, 2000..............    10.44          1.46           7,597       1.48           3.81
  Year Ended June 30, 1999..............    10.69          0.80           9,087       1.49           3.58

TAX-FREE BOND FUND (CLASS B)
  Year Ended June 30, 2003..............    13.42          7.92          17,324       1.48           3.57
  Year Ended June 30, 2002..............    12.89          5.33          13,003       1.48           3.82
  Year Ended June 30, 2001..............    12.72          8.82           7,253       1.48           3.94
  Year Ended June 30, 2000..............    12.16          1.80           3,456       1.50           4.04
  Six Months Ended June 30, 1999 (f)....    12.44         (2.31)(c)       2,443       1.57(d)        3.64(d)
  Year Ended December 31, 1998..........    12.99          4.98           2,142       1.63           3.61

MUNICIPAL INCOME FUND (CLASS B)
  Year Ended June 30, 2003..............    10.08          5.56         120,581       1.49           3.37
  Year Ended June 30, 2002..............     9.89          4.78         111,849       1.49           3.75
  Year Ended June 30, 2001..............     9.79          7.91         100,458       1.48           4.10
  Year Ended June 30, 2000..............     9.45         (0.58)         90,118       1.47           4.16
  Year Ended June 30, 1999..............     9.91          2.14          97,899       1.47           3.99

ARIZONA MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............    10.30          7.09           1,761       1.49           3.25
  Year Ended June 30, 2002..............     9.92          5.53           1,032       1.49           3.62
  Year Ended June 30, 2001..............     9.75          7.08             863       1.49           3.81
  Year Ended June 30, 2000..............     9.46          1.64             713       1.50           3.93
  Year Ended June 30, 1999..............     9.75          1.04             640       1.50           3.67

KENTUCKY MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............    10.60          6.73          14,947       1.51           3.21
  Year Ended June 30, 2002..............    10.26          4.97          14,559       1.51           3.65
  Year Ended June 30, 2001..............    10.14          7.22          13,558       1.51           3.99
  Year Ended June 30, 2000..............     9.84          1.93          13,250       1.51           4.12
  Year Ended June 30, 1999..............    10.06          1.05          15,135       1.51           3.85

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------

                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............       1.80%           109.73%
  Year Ended June 30, 2002..............       1.80             94.19
  Year Ended June 30, 2001..............       1.81             89.29
  Year Ended June 30, 2000..............       1.89            113.70
  Six Months Ended June 30, 1999(b).....       1.80(d)          74.84
  May 4, 1998 to December 31, 1998 (e)..       1.68(d)          32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS B)
  Year Ended June 30, 2003..............       1.78             48.87
  Year Ended June 30, 2002..............       1.78             65.46
  Year Ended June 30, 2001..............       1.79             96.03
  Year Ended June 30, 2000..............       1.79             86.32
  Year Ended June 30, 1999..............       1.81            108.41
TAX-FREE BOND FUND (CLASS B)
  Year Ended June 30, 2003..............       1.63             12.05
  Year Ended June 30, 2002..............       1.63             10.70
  Year Ended June 30, 2001..............       1.63             33.81
  Year Ended June 30, 2000..............       1.66             44.41
  Six Months Ended June 30, 1999 (f)....       1.61(d)          37.90
  Year Ended December 31, 1998..........       1.63             22.05
MUNICIPAL INCOME FUND (CLASS B)
  Year Ended June 30, 2003..............       1.64             73.77
  Year Ended June 30, 2002..............       1.64             93.62
  Year Ended June 30, 2001..............       1.64             65.31
  Year Ended June 30, 2000..............       1.67            100.61
  Year Ended June 30, 1999..............       1.67             55.03
ARIZONA MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............       1.64             18.17
  Year Ended June 30, 2002..............       1.64             12.38
  Year Ended June 30, 2001..............       1.64             17.30
  Year Ended June 30, 2000..............       1.66             19.28
  Year Ended June 30, 1999..............       1.66             16.29
KENTUCKY MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............       1.66              9.08
  Year Ended June 30, 2002..............       1.66             15.24
  Year Ended June 30, 2001..............       1.66             16.70
  Year Ended June 30, 2000..............       1.69             21.82
  Year Ended June 30, 1999..............       1.71              6.30

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 118

MUNICIPAL BOND FUND ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                AND UNREALIZED
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS B)
 Year Ended June 30, 2003..........   $10.21        0.32            0.37           0.69        (0.32)         --        (0.32)
 Year Ended June 30, 2002..........    10.08        0.36            0.13           0.49        (0.36)         --        (0.36)
 Year Ended June 30, 2001..........     9.75        0.39            0.33           0.72        (0.39)         --        (0.39)
 Year Ended June 30, 2000..........     9.97        0.39           (0.21)          0.18        (0.39)      (0.01)       (0.40)
 Year Ended June 30, 1999..........    10.26        0.39           (0.27)          0.12        (0.39)      (0.02)       (0.41)

MICHIGAN MUNICIPAL BOND FUND (CLASS B)
 Year Ended June 30, 2003..........    10.45        0.35            0.44           0.79        (0.37)         --        (0.37)
 Year Ended June 30, 2002..........    10.29        0.38            0.18           0.56        (0.40)         --        (0.40)
 Year Ended June 30, 2001..........     9.89        0.41            0.40           0.81        (0.41)         --        (0.41)
 Year Ended June 30, 2000..........    10.28        0.42           (0.37)          0.05        (0.42)      (0.02)       (0.44)
 Six Months Ended June 30, 1999 (b)    10.68        0.20           (0.40)         (0.20)       (0.20)         --        (0.20)
 Year Ended December 31, 1998......    10.59        0.39            0.12           0.51        (0.40)      (0.02)       (0.42)

OHIO MUNICIPAL BOND FUND (CLASS B)
 Year Ended June 30, 2003..........    11.08        0.34            0.41           0.75        (0.34)         --        (0.34)
 Year Ended June 30, 2002..........    10.90        0.39            0.18           0.57        (0.39)         --        (0.39)
 Year Ended June 30, 2001..........    10.54        0.44            0.36           0.80        (0.44)         --        (0.44)
 Year Ended June 30, 2000..........    10.86        0.44           (0.32)          0.12        (0.44)         --        (0.44)
 Year Ended June 30, 1999..........    11.18        0.44           (0.32)          0.12        (0.44)         --        (0.44)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS B)
 Year Ended June 30, 2003..........    10.26        0.35            0.36           0.71        (0.35)         --        (0.35)
 Year Ended June 30, 2002..........    10.13        0.38            0.14           0.52        (0.39)         --        (0.39)
 Year Ended June 30, 2001..........     9.80        0.39            0.33           0.72        (0.39)         --        (0.39)
 Year Ended June 30, 2000..........    10.03        0.40           (0.23)          0.17        (0.40)         --(e)     (0.40)
 Year Ended June 30, 1999..........    10.35        0.40           (0.31)          0.09        (0.40)      (0.01)       (0.41)

SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
 Year Ended June 30, 2003..........    10.28        0.21            0.20           0.41        (0.21)      (0.01)       (0.22)
 November 1, 2001 to June 30, 2002 (b) 10.28        0.17            0.01           0.18        (0.18)         --        (0.18)

MUNICIPAL INCOME FUND (CLASS C)
 Year Ended June 30, 2003..........     9.88        0.33            0.20           0.53        (0.34)         --        (0.34)
 Year Ended June 30, 2002..........     9.79        0.36            0.10           0.46        (0.37)         --        (0.37)
 Year Ended June 30, 2001..........     9.45        0.39            0.34           0.73        (0.39)         --        (0.39)
 Year Ended June 30, 2000..........     9.91        0.40           (0.46)         (0.06)       (0.40)         --        (0.40)
 Year Ended June 30, 1999..........    10.09        0.41           (0.18)          0.23        (0.41)         --        (0.41)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(c) Not Annualized

(d) Annualized

(e) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                      ----------------------------------------
                                                                                                   RATIO OF
                                                                         NET        RATIO OF         NET
                                         NET ASSET        TOTAL        ASSETS,      EXPENSES      INVESTMENT
                                           VALUE,        RETURN          END           TO           INCOME
                                            END         (EXCLUDES     OF PERIOD     AVERAGE       TO AVERAGE
                                         OF PERIOD    SALES CHARGE)    (000'S)     NET ASSETS     NET ASSETS
                                         ----------   -------------   ----------   ----------   --------------

LOUISIANA MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............   $10.58          6.90%       $16,332        1.51%          3.00%
  Year Ended June 30, 2002..............    10.21          4.90         13,085        1.51           3.50
  Year Ended June 30, 2001..............    10.08          7.48         10,715        1.51           3.91
  Year Ended June 30, 2000..............     9.75          1.89          9,881        1.51           4.02
  Year Ended June 30, 1999..............     9.97          1.11         10,866        1.51           3.74

MICHIGAN MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............    10.87          7.64         38,980        1.50           3.26
  Year Ended June 30, 2002..............    10.45          5.49         28,567        1.50           3.63
  Year Ended June 30, 2001..............    10.29          8.33         17,961        1.49           3.92
  Year Ended June 30, 2000..............     9.89          0.51         10,106        1.52           4.21
  Six Months Ended June 30, 1999(b).....    10.28         (1.86)(c)      6,771        1.59(d)        3.64(d)
  Year Ended December 31, 1998..........    10.68          4.92          1,940        1.66           3.52

OHIO MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............    11.49          6.82         73,263        1.50           2.99
  Year Ended June 30, 2002..............    11.08          5.30         58,650        1.50           3.59
  Year Ended June 30, 2001..............    10.90          7.67         47,332        1.50           4.07
  Year Ended June 30, 2000..............    10.54          1.17         40,605        1.50           4.15
  Year Ended June 30, 1999..............    10.86          1.01         49,703        1.46           3.89

WEST VIRGINIA MUNICIPAL BOND FUND
  (CLASS  B)
  Year Ended June 30, 2003..............    10.62          7.08         12,568        1.49           3.33
  Year Ended June 30, 2002..............    10.26          5.26         10,008        1.51           3.83
  Year Ended June 30, 2001..............    10.13          7.49          7,075        1.51           3.97
  Year Ended June 30, 2000..............     9.80          1.82          6,772        1.51           4.09
  Year Ended June 30, 1999..............    10.03          0.80          7,505        1.50           3.79

SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
  Year Ended June 30, 2003..............    10.47          4.02         94,853        1.30           2.03
  November 1, 2001 to June 30,
 2002(b)................................    10.28          3.97(c)      35,477        1.30(d)        2.54(d)

MUNICIPAL INCOME FUND (CLASS C)
  Year Ended June 30, 2003..............    10.07          5.46         58,554        1.49           3.36
  Year Ended June 30, 2002..............     9.88          4.81         42,670        1.49           3.74
  Year Ended June 30, 2001..............     9.79          7.90         20,031        1.48           4.09
  Year Ended June 30, 2000..............     9.45         (0.59)        17,296        1.46           4.14
  Year Ended June 30, 1999..............     9.91          2.24         13,737        1.47           3.93

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------

                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (A)
                                          ---------------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............       1.81%             9.53%
  Year Ended June 30, 2002..............       1.81             22.19
  Year Ended June 30, 2001..............       1.81             11.08
  Year Ended June 30, 2000..............       1.83             17.27
  Year Ended June 30, 1999..............       1.85             19.67
MICHIGAN MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............       1.65             11.18
  Year Ended June 30, 2002..............       1.65              7.96
  Year Ended June 30, 2001..............       1.64             17.30
  Year Ended June 30, 2000..............       1.69             33.34
  Six Months Ended June 30, 1999(b).....       1.70(d)          10.60
  Year Ended December 31, 1998..........       1.67             23.33
OHIO MUNICIPAL BOND FUND (CLASS B)
  Year Ended June 30, 2003..............       1.81             14.63
  Year Ended June 30, 2002..............       1.81             20.90
  Year Ended June 30, 2001..............       1.81             15.67
  Year Ended June 30, 2000..............       1.83             35.46
  Year Ended June 30, 1999..............       1.83             13.69
WEST VIRGINIA MUNICIPAL BOND FUND
  (CLASS B)
  Year Ended June 30, 2003..............       1.65             10.34
  Year Ended June 30, 2002..............       1.66             12.03
  Year Ended June 30, 2001..............       1.66              7.91
  Year Ended June 30, 2000..............       1.68             24.67
  Year Ended June 30, 1999..............       1.71             15.24
SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
  Year Ended June 30, 2003..............       1.80            109.73
  November 1, 2001 to June 30,
 2002(b)................................       1.82(d)          94.19
MUNICIPAL INCOME FUND (CLASS C)
  Year Ended June 30, 2003..............       1.64             73.77
  Year Ended June 30, 2002..............       1.64             93.62
  Year Ended June 30, 2001..............       1.64             65.31
  Year Ended June 30, 2000..............       1.66            100.61
  Year Ended June 30, 1999..............       1.66             55.03

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 120

MUNICIPAL FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Michigan Municipal Bond Fund, the Ohio Municipal Bond Fund, and the West Virginia Municipal Bond Fund, (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Municipal securities, corporate debt securities and debt securities issued by the U.S. or a U.S. Agency (other than short-term investments maturing in less than 61 days) are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in the value of securities held or planned to be purchased by the Funds.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Fund requires that collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain the collateral in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

MUNICIPAL FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     collateralized by U.S. Treasury or Federal Agency obligations, with counterparties approved by the Board of Trustees, consistent with each Fund's investment policy.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds based on methods approved by the Board of Trustees. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.60% of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Louisiana Municipal Bond Fund, and the Ohio Municipal Bond Fund; 0.45% of the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the West Virginia Municipal Bond Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   One Group Dealer Services, Inc. (the "Distributor"), an affiliate of Bank One Corporation, serves the Trust as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 122

MUNICIPAL FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25%, 0.90% (except for Short-Term Municipal Bond Fund which is 0.75%) and 0.90% of average daily net assets of the Class A, Class B and Class C shares, respectively, of each Fund. For the period ended June 30, 2003, the Distributor received $7,219,224 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor reallowed $86,893 to affiliated broker-dealers of the Funds.

   Rebates are received by the Funds from the Advisor and the Administrator when the Funds invest in One Group Money Market Funds. These rebates effectively reduce the Advisory and Administrative fees paid by the Funds, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses.

FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
----                                                          -------     -------     -------     -------
Short-Term Municipal Bond Fund..............................    0.55%       0.80%       1.30%       1.30%
Intermediate Tax-Free Bond Fund.............................    0.60        0.85        1.50          --
Tax-Free Bond Fund..........................................    0.62        0.87        1.52          --
Municipal Income Fund.......................................    0.62        0.87        1.52        1.52
Arizona Municipal Bond Fund.................................    0.63        0.88        1.53          --
Kentucky Municipal Bond Fund................................    0.63        0.88        1.53          --
Louisiana Municipal Bond Fund...............................    0.63        0.88        1.53          --
Michigan Municipal Bond Fund................................    0.63        0.88        1.53          --
Ohio Municipal Bond Fund....................................    0.63        0.88        1.53          --
West Virginia Municipal Bond Fund...........................    0.63        0.88        1.53          --

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003, were as follows (amounts in thousands):

FUND                                                          PURCHASES     SALES
----                                                          ---------     -----
Short-Term Municipal Bond Fund..............................  $634,427     $402,272
Intermediate Tax-Free Bond Fund.............................   324,051      313,412
Tax-Free Bond Fund..........................................    72,135      103,902
Municipal Income Fund.......................................   857,135      861,685
Arizona Municipal Bond Fund.................................    29,962       52,237
Kentucky Municipal Bond Fund................................    13,306       25,303
Louisiana Municipal Bond Fund...............................    13,938       21,883
Michigan Municipal Bond Fund................................    37,873       35,407
Ohio Municipal Bond Fund....................................    74,229       36,912
West Virginia Municipal Bond Fund...........................    15,754       10,150

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

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MUNICIPAL FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. CONCENTRATION OF CREDIT RISK:

   The Arizona, Kentucky, Louisiana, Michigan, Ohio, and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million, which expires November 25, 2003. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, there were no loans outstanding.

7. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, there were no outstanding loans for the Funds.

8. FEDERAL TAX INFORMATION:

   The following Funds' net long-term capital gains designated for federal income tax purposes differ from the amounts below due to utilization of earnings and profits distributed to shareholders on redemption of shares (amounts in thousands):

FUND                                                            AMOUNT
----                                                            ------
Short-Term Municipal Bond Fund..............................     $598
Tax-Free Bond Fund..........................................      176
Arizona Municipal Bond Fund.................................       24

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 124

MUNICIPAL FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The tax character of distributions paid during the fiscal year ended June 30, 2003 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                    DISTRIBUTIONS PAID FROM:
                                   --------------------------
                                                     NET
                                      NET         LONG-TERM         TOTAL                          TAX           TOTAL
                                   INVESTMENT      CAPITAL         TAXABLE       TAX EXEMPT       RETURN     DISTRIBUTIONS
                                     INCOME         GAINS       DISTRIBUTIONS   DISTRIBUTIONS   OF CAPITAL       PAID
                                   ----------     ---------     -------------   -------------   ----------   -------------
Short-Term Municipal Bond Fund...     $ 65          $468            $533           $10,822          $--         $11,355
Intermediate Tax-Free Bond
  Fund...........................       76            --              76            27,770          --           27,846
Tax-Free Bond Fund...............      188            --             188            27,390          --           27,578
Municipal Income Fund............      307            --             307            53,208          --           53,515
Arizona Municipal Bond Fund......       30            --              30             7,069          --            7,099
Kentucky Municipal Bond Fund.....       41            --              41             6,073          --            6,114
Louisiana Municipal Bond Fund....       13            --              13             5,617          --            5,630
Michigan Municipal Bond Fund.....      160            --             160            13,162          --           13,322
Ohio Municipal Bond Fund.........       84            --              84             9,616          --            9,700
West Virginia Municipal Bond
  Fund...........................       60            --              60             4,241          --            4,301

   As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.) (amounts in thousands):

                             UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED                                 ACCUMULATED
                               ORDINARY       TAX-EXEMPT       LONG-TERM     ACCUMULATED   DISTRIBUTIONS   CAPITAL AND
                                INCOME          INCOME       CAPITAL GAINS    EARNINGS        PAYABLE      OTHER LOSSES
                             -------------   -------------   -------------   -----------   -------------   ------------
    Short-Term Municipal
      Bond Fund............     $1,024          $1,132           $695          $2,851         $(1,084)       $     --
    Intermediate Tax-Free
      Bond Fund............         --           2,470             --           2,470          (2,254)         (7,212)
    Tax-Free Bond Fund.....         --           2,346            169           2,515          (2,167)             --
    Municipal Income
      Fund.................         --           4,127             --           4,127          (4,054)        (20,822)
    Arizona Municipal Bond
      Fund.................         --             547            106             653            (524)             --
    Kentucky Municipal Bond
      Fund.................         --             502             --             502            (482)         (1,813)
    Louisiana Municipal
      Bond Fund............         --             463             --             463            (437)         (1,316)
    Michigan Municipal Bond
      Fund.................         --           1,080             --           1,080          (1,032)        (10,595)
    Ohio Municipal Bond
      Fund.................         --             809             --             809            (770)         (6,184)
    West Virginia Municipal
      Bond Fund............         --             373             --             373            (355)         (1,505)

                                                 TOTAL
                               UNREALIZED     ACCUMULATED
                             APPRECIATION/     EARNINGS/
                             (DEPRECIATION)    (DEFICIT)
                             --------------   -----------
    Short-Term Municipal
      Bond Fund............     $ 8,801         $10,568
    Intermediate Tax-Free
      Bond Fund............      53,385          46,389
    Tax-Free Bond Fund.....      62,907          63,255
    Municipal Income
      Fund.................      43,093          22,344
    Arizona Municipal Bond
      Fund.................      13,978          14,107
    Kentucky Municipal Bond
      Fund.................      12,567          10,774
    Louisiana Municipal
      Bond Fund............      12,646          11,356
    Michigan Municipal Bond
      Fund.................      31,135          20,588
    Ohio Municipal Bond
      Fund.................      22,063          15,918
    West Virginia Municipal
      Bond Fund............      10,226           8,739

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

MUNICIPAL FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   As of June 30, 2003, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                   EXPIRES
                             ---------------------------------------------------
FUND                          2004     2005     2008      2009      2010    2011     TOTAL
----                          ----     ----     ----      ----      ----    ----     -----
Intermediate Tax-Free Bond
  Fund.....................      --      --     6,147      1,065     --      --     $ 7,212
Municipal Income Fund......      --      --     2,988     17,834     --      --     $20,822
Kentucky Municipal Bond
  Fund.....................     483      --     1,239         91     --      --     $ 1,813
Louisiana Municipal Bond
  Fund.....................      --      --       354        962     --      --     $ 1,316
Michigan Municipal Bond
  Fund.....................      --      --     5,669      4,926     --      --     $10,595
Ohio Municipal Bond Fund...   1,463     217     3,234      1,266      4      --     $ 6,184
West Virginia Municipal
  Bond Fund................      --      --     1,118        385     --       2     $ 1,505

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003
Continued

 126

MUNICIPAL FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the One Group Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Michigan Municipal Bond Fund, the Ohio Municipal Bond Fund and the West Virginia Municipal Bond Fund (ten series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented (other than those financial highlights that have been audited by other independent accountants) in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Short-Term Municipal Bond Fund, the Tax-Free Bond Fund and the Michigan Municipal Bond Fund for the period ended December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Chicago, IL
August 11, 2003

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE                                                                                     OTHER DIRECTORSHIPS
TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS             HELD BY TRUSTEE
----------------------------  ------------------------------------------------------------  -----------------------
Peter C. Marshall             From March 2002 to present, self-employed as a business                None
12/10/42                      consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present             President, W.D. Hoard, Inc. (corporate parent of DCI
                              Marketing, Inc.); November 1993 to March 2000, President DCI
                              Marketing, Inc.


Frederick W. Ruebeck          Since April 2000, Advisor, Jerome P. Green & Associates, LLC           None
10/8/39                       (a broker-dealer); January 2000 to April 2000, self-employed
5/16/94 - present             as a consultant; June 1988 to December 1999, Director of
                              Investments, Eli Lilly and Company.


Robert A. Oden, Jr.           From July 2002 to present, President, Carleton College; 1995           None
9/11/46                       to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                  Since 1975, President, Gardner, Inc. (wholesale distributor          Director,
11/5/47                       to outdoor power equipment industry).                          Cardinal Health, Inc.
5/21/98 - present


Marilyn McCoy                 Since 1985,Vice President of Administration and Planning,              None
3/18/48                       Northwestern University.
4/28/99 - present


Julius L. Pallone             Since 1994, President, J.L. Pallone Associates (insurance              None
5/26/30                       consultant).
4/28/99 - present


Donald L. Tuttle              Since 1995, Vice President, Association for Investment                 None
10/6/34                       Management and Research.
4/28/99 - present

------------
(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

 128

MUNICIPAL BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer, Banc
11/13/57                       One Investment Management Group and Senior Managing Director
President                      of Banc One Investment Advisors Corporation; October 2002 to
1/1/00 - present               present, President, One Group Asset Management (Ireland)
                               Limited; October 1999 to present, Chief Executive Officer
                               and President, One Group Administrative Services, Inc. and
                               Chief Executive Officer and President, One Group Dealer
                               Services, Inc.; August 1994 to October 1999, Senior Managing
                               Director, Banc One Investment Advisors Corporation.


Robert L. Young                From November 2001 to present, Senior Managing Director and
1/17/63                        Chief Operating Officer of One Group Mutual Funds for Banc
Vice President and             One Investment Management Group; October 2002 to present,
Treasurer                      Vice President, One Group Asset Management (Ireland)
1/1/00 - present               Limited; October 1999 to present, Vice President and
                               Treasurer, One Group Administrative Services, Inc., and Vice
                               President and Treasurer, One Group Dealer Services, Inc.;
                               December 1996 to October 1999, Managing Director of Mutual
                               Fund Administration, Banc One Investment Advisors
                               Corporation.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director, Banc
10/4/56                        One Investment Advisors Corporation.
Vice President
8/15/02 - present


Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel, Bank One Corporation.
1/1/00 - present


Gary R. Young                  From October 1999 to present, Director Mutual Fund
8/19/69                        Administration, One Group Administrative Services, Inc.;
Assistant Treasurer and        October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Administration, Banc One Investment
                               Advisors Corporation; January 1995 to December 1998, Vice
                               President and Manager of Mutual Fund Accounting, Custody and
                               Financial Administration, First Chicago NBD Corporation.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------
(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Officer is indefinite. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS      MUNICIPAL BOND FUNDS ANNUAL REPORT     June 30, 2003

     ANNUAL REPORT

                                                          ONE GROUP MUTUAL FUNDS

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-800-480-4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-035-AN (8/03)

                                            --
Annual Report
Twelve months ended June 30, 2003

                                                          ONE GROUP MUTUAL FUNDS

      One Group
          Bond Funds

                                             Ultra Short-Term Bond Fund               Mortgage-Backed Securities Fund
                                             Short-Term Bond Fund                     Government Bond Fund
                                             Intermediate Bond Fund                   Treasury & Agency Fund
                                             Bond Fund                                High Yield Bond Fund
                                             Income Bond Fund

  NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
This material must be preceded or accompanied by a current prospectus.

ONE GROUP BOND FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Portfolio Performance Review ...............................    2

Schedules of Portfolio Investments .........................   20

Statements of Assets and Liabilities .......................  155

Statements of Operations ...................................  157

Statements of Changes in Net Assets ........................  159

Schedules of Capital Stock Activity ........................  162

Financial Highlights .......................................  166

Notes to Financial Statements ..............................  174

Report of Independent Auditors .............................  181

Trustees ...................................................  182

Officers ...................................................  183


ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 2

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Michael Sais, CFA and a member of the taxable bond team, Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

HOW DID THE FUND PERFORM FOR SHAREHOLDERS?
The fund's Class I shares posted a total return of 3.12% for the year ended June 30, 2003. (For information on other share classes, see page 3.) The fund's return compares favorably to the return for the benchmark index, the Lehman Brothers 9-12 Month U.S. Treasury Index (total return of 2.27%, see page 3 for details). This outperformance was largely the result of the fund's significant overweight in non-treasury securities, particularly asset-backed securities.

WHAT WAS THE GENERAL CLIMATE FOR FIXED-INCOME INVESTORS?
It was a challenging year for fixed income investors, as changing sentiment regarding the outlook for a U.S. economic recovery, the inflation situation and the geopolitical landscape led to interest rate and spread volatility. (Spreads refer to yield relationships between Treasuries and non-Treasury bonds of the same maturity. When spreads tighten, prices on non-Treasury bonds increase; and when spreads widen, prices drop.) Nevertheless, for the overall 12-month period, interest rates on many bonds declined, with the greatest declines occurring among bonds with short- and intermediate-term maturities.

HOW DID THE FUND'S YIELD CHANGE?
Following the general decline in interest rates during the year, the fund's 30-day SEC yield on Class I shares fell from 3.70% on June 30, 2002, to 2.42% on June 30, 2003.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
As always, our goal is to seek a high level of current income while striving to minimize share price volatility. As such, we invested primarily in high-quality, attractively-priced, fixed- and floating-rate securities that offered yield advantages over comparable-maturity Treasury securities. In particular, the fund's Treasury Inflation Index securities (securities whose principal amounts are adjusted for inflation) and mortgage- and asset-backed securities performed extremely well during the fiscal year.

We also kept the fund's duration close to it's target of one year, as stated in the fund's objective. As relative value managers, we seek positive returns through our security selection process, not from interest rate speculation. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less. When interest rates decline, funds with longer durations experience greater price appreciation.)

MATURITY DISTRIBUTION*
Less than one year..............14.7%
Years 1-5.......................81.3%
Years 6-10.......................3.6%
Years 11-20......................0.4%
Average Years to Maturity...2.6 Years
Duration....................0.9 Years

TOP FIVE SECTORS*
U.S. Government Agency
  Mortgages...................  46.5%
Asset Backed Securities.......  29.7%
Corporate Bonds...............   9.7%
Collateralized Mortgage
  Obligations.................   7.7%
Repurchase Agreement/
  Investment Companies........   5.4%

QUALITY BREAKDOWN*
(AVERAGE QUALITY AAA)
Government/Agency.............  52.5%
AAA...........................  30.0%
AA............................   8.0%
A.............................   5.3%
BBB...........................   3.7%
BB............................   0.1%
Other/Non Rated...............   0.4%

--------------------------------------------------------------------------------

* As of 6/30/03. The fund's composition is subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment

                                                                              LEHMAN BROTHERS 9-12
                                                         CLASS I               MONTH U.S. TREASURY             LIPPER MIX
                                                         -------              --------------------             ----------
6/93                                                      10000                       10000                       10000
6/94                                                      10216                       10299                       10058
6/95                                                      10741                       10977                       10364
6/96                                                      11343                       11615                       10815
6/97                                                      12153                       12338                       11478
6/98                                                      12882                       13077                       12148
6/99                                                      13482                       13775                       12730
6/00                                                      14246                       14513                       13412
6/01                                                      15378                       15570                       14384
6/02                                                      16169                       16256                       14863
6/03                                                      16674                       16624                       15250

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

------------------------------------------------------------------------------------------------------
                                                                                           Performance
                                                                                  Since     Inception
                                             1 Year      5 Year      10 Year    Inception     Date
------------------------------------------------------------------------------------------------------
  Class I                                     3.12%       5.30%       5.25%       5.24%      2/2/93
------------------------------------------------------------------------------------------------------
  Class A                                     2.83%       5.03%       5.00%       4.99%      2/2/93
------------------------------------------------------------------------------------------------------
  Class A*                                   -0.27%       4.38%       4.68%       4.68%      2/2/93
------------------------------------------------------------------------------------------------------
  Class B                                     2.28%       4.52%       4.62%       4.59%      2/2/93
------------------------------------------------------------------------------------------------------
  Class B*                                   -0.72%       4.52%       4.62%       4.59%      2/2/93
------------------------------------------------------------------------------------------------------
  Class C                                     2.39%       4.30%       4.26%       4.26%      2/2/93
------------------------------------------------------------------------------------------------------
  Lehman Brothers 9-12 Month U.S. Treasury    2.27%       4.92%       5.22%       5.15%
------------------------------------------------------------------------------------------------------
  Lipper Mix                                  2.60%       4.65%       4.30%       4.31%
------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

Prior to the inception of Class A (3/10/93), Class B (1/14/94) and Class C (11/1/01), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Ultra Short-Term Bond Fund is measured against the Lehman Brothers 9-12 Month U.S. Treasury Index, an unmanaged index, which includes aged U.S. Treasury notes and bonds with a remaining maturity from nine up to but not including twelve months; it excludes zero coupon strips. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lipper Mix consists of the average monthly returns of the Lipper Adjustable Rate Mortgage Fund Index from December 1992 through June 1996. Thereafter, the date from the Lipper Ultra Short Fund Index which corresponds with the initiation of the Lipper Ultra Short Fund Index of July 1, 1996.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 4

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Rick Cipicchio, a member of the taxable bond team, Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of 5.28% for the one-year period ended June 30, 2003. (For information on other share classes, see page 5.)

HOW DOES THE FUND'S PERFORMANCE MEASURE UP TO ITS MARKET BENCHMARK?
The fund underperformed its market benchmark, the Lehman Brothers 1-3 Year Government/Credit Bond Index, for the one-year period (total return of 5.80%, see page 5 for details). The duration of the fund was slightly less than the index which hurt relative performance since the yield on 2-year Treasuries declined 151 basis points (one basis point equals 1/100th of a percentage point). On the other hand, the fund's weighting in asset-backed securities was a positive influence on fund performance. For the first half of 2003, asset-backed securities produced strong returns relative to Treasuries. Excess returns were mostly generated by excess carry from the higher coupons followed by credit spread tightening relative to swaps.

HOW DID THE MARKET CLIMATE AFFECT THE FUND'S PERFORMANCE?
Interest rates declined more than 1 percentage point, and the corporate bond sector experienced extreme volatility during the one-year period. Lower interest rates caused the fund's 30-day SEC yield on Class I shares to decline from 4.24% on June 30, 2002, to 2.02% on June 30, 2003. At the same time, the declining interest rate environment had a positive influence on the fund's total return, because it led to a higher share price for the fund. The volatile corporate market had a negative impact on the fund's return for the first half of the fiscal year, but it helped performance during the second half. Corporate spreads widened during the first half of the fiscal year and peaked during October. Since October, corporate spreads began tightening with the largest move in spread tightening occurring during the middle of the second half of the fiscal year for the fund.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
As our investment philosophy dictates, we searched for attractive opportunities, based on thorough credit research and risk/return analysis across all sectors of the bond market. At the same time, we kept the fund's duration (sensitivity to interest rate changes) slightly lower than the benchmark's duration in an attempt to position the fund for a potential rising-rate environment. With interest rates at historical lows, we believed there was a strong likelihood that rates would start moving upward. However, rates did not rise during the period but actually decreased, which slightly hurt fund performance.

MATURITY DISTRIBUTION*
Less than one year...............19.4%
Years 1-5........................78.9%
Years 6-10........................1.7%
Average Years to Maturity....1.9 Years
Duration.....................1.6 Years

TOP FIVE SECTORS
U.S. Treasury Obligations......  40.5%
U.S. Government Agency
  Mortgages....................  20.1%
Corporate Bonds................  18.0%
Asset-Backed Securities........   9.0%
U.S. Government Agency
  Securities...................   8.8%

QUALITY BREAKDOWN*
(AVERAGE QUALITY AAA)
Government/Agency..............  71.5%
AAA............................  10.4%
AA.............................   1.8%
A..............................  10.9%
BBB............................   5.4%

--------------------------------------------------------------------------------

* As of 6/30/03. The fund's composition is subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment

                                                                            LEHMAN BROTHERS 1-3 YEAR    LIPPER SHORT US GOVT FUND
                                                         CLASS I                GOVT/CREDIT INDEX                 INDEX
                                                         -------            ------------------------    -------------------------
6/93                                                      10000                       10000                       10000
6/94                                                      10079                       10159                       10122
6/95                                                      10882                       10951                       10870
6/96                                                      11440                       11558                       11410
6/97                                                      12212                       12323                       12146
6/98                                                      13017                       13163                       12935
6/99                                                      13625                       13859                       13502
6/00                                                      14280                       14511                       14129
6/01                                                      15532                       15894                       15334
6/02                                                      16568                       16991                       16253
6/03                                                      17443                       17976                       16909

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                                                                                      Performance
                                                                                             Since     Inception
                                                        1 Year      5 Year      10 Year    Inception     Date
-----------------------------------------------------------------------------------------------------------------
  Class I                                                5.28%       6.03%       5.72%       6.64%      9/4/90
-----------------------------------------------------------------------------------------------------------------
  Class A                                                5.01%       5.76%       5.45%       6.34%      9/4/90
-----------------------------------------------------------------------------------------------------------------
  Class A*                                               1.88%       5.13%       5.12%       6.09%      9/4/90
-----------------------------------------------------------------------------------------------------------------
  Class B                                                4.39%       5.25%       5.12%       5.93%      9/4/90
-----------------------------------------------------------------------------------------------------------------
  Class B*                                               1.39%       5.25%       5.12%       5.93%      9/4/90
-----------------------------------------------------------------------------------------------------------------
  Class C                                                4.43%       5.03%       4.69%       5.58%      9/4/90
-----------------------------------------------------------------------------------------------------------------
  Lehman Brothers 1-3 Year Government/Credit Index       5.80%       6.43%       6.04%       6.70%
-----------------------------------------------------------------------------------------------------------------
  Lipper Short U.S. Government Fund Index                4.04%       5.51%       5.39%       6.07%
-----------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (11/1/01), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Short-Term Bond Fund is measured against the Lehman Brothers 1-3 Year Government/Credit Bond Index, an unmanaged index with a broad measure of the performance of short-term government and corporate fixed-rate debt issues. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lipper Short U.S. Government Fund Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 6

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

HOW DID THE FUND PERFORM?
The fund's Class I shares posted a total return of 8.79% for the year ended June 30, 2003. (For information on other share classes, see page 7.)

HOW DID THE INTEREST RATE CLIMATE INFLUENCE THE FUND'S YIELD?
Interest rates remained historically low during the fiscal year, primarily due to continued economic weakness and low inflation. The Federal Reserve cut short-term interest rates twice during the fiscal year, which pushed rates lower throughout most maturities. The general interest rate climate combined with continued fund inflows caused the portfolio's 30-day SEC yield on Class I shares to decline during the fiscal year, from 6.14% on June 30, 2002, to 4.17% on June 30, 2003.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
We maintained a broadly diversified portfolio by investing in mortgage-backed, corporate and Treasury securities. We focused on adding value for shareholders by attempting to purchase attractively priced sub-sectors and securities and by making effective yield curve decisions. (The yield curve is the graphic depiction of the relationship between bond maturities and yields.) We overweighted the five- to seven-year and 10- to 15-year portions of the yield curve due to the significant yield increase for extending duration in these portions of the yield curve.

With interest rates at historic lows, we believed it was likely the Federal Reserve easing campaign was nearing an end. We therefore decided to maintain a neutral duration (sensitivity to interest rate changes) during the period, thus limiting the impact interest rate changes would have on the fund's share price.

HOW DID YOUR STRATEGIES AFFECT PERFORMANCE?
Relative to the fund's benchmark, the Lehman Brothers Intermediate Government/Credit Index (total return of 10.84%, see page 7 for details), the fund was underweighted in corporate bonds and overweighted in mortgage-backed securities. This posture was a negative influence on performance during the second half of the fiscal year, and the fund underperformed the benchmark for the 12-month period. Corporate securities generated strong results, as earnings improved, the default rate declined and the economic outlook improved. On the other hand, mortgage securities lagged due to market volatility generated by heavy prepayment volume.

MATURITY DISTRIBUTION*
Less than one year................9.5%
Years 1-5........................54.5%
Years 6-10.......................31.8%
Years 11-20.......................4.2%
Average Years to Maturity....4.2 Years
Duration.....................3.8 Years

TOP FIVE SECTORS*
U.S. Government Agency
  Mortgages....................  51.6%
U.S. Treasury Obligations......  19.0%
Corporate Bonds................  18.8%
Collateralized Mortgage
  Obligations..................   7.0%
Asset-Backed Securities........   2.9%

QUALITY BREAKDOWN*
(AVERAGE QUALITY AAA)
Government/Agency..............  72.1%
AAA............................   9.5%
AA.............................   1.5%
A..............................   8.9%
BBB............................   7.6%
Other/Non Rated................   0.4%

--------------------------------------------------------------------------------

* As of 6/30/03. The fund's composition is subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment

                                                                                 LEHMAN BROTHERS
                                                                                  INTERMEDIATE
                                                                             GOVERNMENT/CREDIT BOND     LIPPER SHORT INTERMEDIATE
                                                         CLASS I                      INDEX               U.S. GOVERNMENT INDEX
                                                         -------             ----------------------     -------------------------
6/93                                                      10000                       10000                       10000
6/94                                                       9785                        9975                        9970
6/95                                                      10748                       11009                       10790
6/96                                                      11454                       11561                       11249
6/97                                                      12489                       12395                       11978
6/98                                                      13554                       13454                       12830
6/99                                                      14087                       14017                       13295
6/00                                                      14667                       14610                       13819
6/01                                                      16245                       16222                       15131
6/02                                                      17604                       17548                       16252
6/03                                                      19152                       19451                       17442

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                                                                                      Performance
                                                                                             Since     Inception
                                                        1 Year      5 Year      10 Year    Inception     Date
-----------------------------------------------------------------------------------------------------------------
  Class I                                                8.79%       7.16%       6.71%       8.41%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class A                                                8.52%       6.91%       6.52%       8.15%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class A*                                               3.67%       5.93%       6.03%       7.89%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class B                                                7.85%       6.19%       5.68%       7.38%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class B*                                               2.85%       5.88%       5.68%       7.38%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class C                                                7.85%       6.20%       5.72%       7.39%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class C*                                               6.85%       6.20%       5.72%       7.39%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Lehman Brothers Intermediate Government/Credit
    Index                                               10.84%       7.65%       6.88%       8.90%
-----------------------------------------------------------------------------------------------------------------
  Lipper Short Intermediate U.S. Government Index        7.32%       6.34%       5.72%         N/A
-----------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

Prior to the inception of Class A (5/1/92), Class B (9/23/96), and Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The Intermediate Bond Fund commenced operations as the Pegasus Intermediate Bond Fund on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses and sales charges associated with the Fund. Common trust funds are not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, are not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The above quoted performance data includes the performance of a common trust fund and the Pegasus Intermediate Bond Fund prior to the acquisition by the One Group Intermediate Bond Fund on March 22, 1999.

The performance of the Intermediate Bond Fund is measured against the Lehman Brothers Intermediate Government/Credit Bond Index, an unmanaged index comprised of US Government agency and Treasury securities and investment grade corporate bonds. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. The Lehman Brothers Intermediate Government/Credit Bond Index was formerly named the Lehman Brothers/Corporate Bond Index.

The Lipper Short Intermediate U.S. Government Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 8

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

HOW DID THE FUND PERFORM?
The fund's Class I shares posted a total return of 9.51% for the year ended June 30, 2003. (For information on other share classes, see page 9.)

HOW DID THE INTEREST RATE CLIMATE INFLUENCE THE FUND'S YIELD?
Continued economic weakness and low inflation kept interest rates at historically low levels. In addition, the Federal Reserve cut short-term interest rates twice during the fiscal year, which helped lower rates throughout the maturity spectrum. The general interest rate climate combined with continued fund inflows caused the portfolio's 30-day SEC yield on Class I shares to decline during the fiscal year, from 6.24% on June 30, 2002, to 4.48% on June 30, 2003.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
We maintained a broadly diversified portfolio by purchasing securities in the mortgage-backed, corporate and Treasury sectors. We focused on adding value through attractive sub-sector and security selections within each of these areas and by making effective yield curve decisions. (The yield curve is the graphic depiction of the relationship between bond maturities and yields.) We overweighted the three- to seven-year and 10- to 15-year portion of the yield curve due to the significant yield pickup for extending duration in these portions of the yield curve. We underweighted beyond 15 years as the yield increase was significantly less for the longer portion of the curve.

With interest rates at historic lows, we believed it was likely the Federal Reserve easing campaign was nearing an end. We therefore decided to maintain a neutral duration (sensitivity to interest rate changes) during the period, thus limiting the impact interest rate changes would have on the fund's share price.

HOW DID YOUR STRATEGIES AFFECT PERFORMANCE?
Our strategy led to an underweight in corporate bonds and an overweight in mortgage-backed securities, which was a negative influence on relative performance during the second half of the fiscal year. As a result, the fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index (total return of 10.40%, see page 7 for details), during the period. Corporate securities generated strong results, as earnings improved, the default rate declined and the economic outlook improved. On the other hand, mortgage securities lagged due to market volatility and heavy prepayment volume.

MATURITY DISTRIBUTION*
Less than one year...............10.5%
Years 1-5........................49.5%
Years 6-10.......................29.7%
Years 11-20.......................9.1%
Years 20+.........................1.2%
Average Years to Maturity....4.9 Years
Duration.....................4.3 Years

TOP FIVE SECTORS*
U.S. Government Agency
  Mortgages....................  51.0%
U.S. Treasury Obligations......  23.9%
Corporate Bonds................  13.3%
Collateralized Mortgage
  Obligations..................   6.6%
Asset-Backed Securities........   2.8%

QUALITY BREAKDOWN*
(AVERAGE QUALITY AAA)
Government/Agency..............  77.6%
AAA............................   9.2%
AA.............................   1.2%
A..............................   6.4%
BBB............................   5.6%

--------------------------------------------------------------------------------

* As of 6/30/03. The fund's composition is subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment

                                                                            LEHMAN BROTHERS AGGREGATE   LIPPER INTERMEDIATE U.S.
                                                         CLASS I                   BOND INDEX               GOVERNMENT INDEX
                                                         -------            -------------------------   ------------------------
6/93                                                      10000                       10000                       10000
6/94                                                       9765                        9870                        9829
6/95                                                      10962                       11108                       10797
6/96                                                      11701                       11666                       11234
6/97                                                      12828                       12616                       12044
6/98                                                      14184                       13946                       13180
6/99                                                      14647                       14385                       13523
6/00                                                      15224                       15042                       14052
6/01                                                      17028                       16731                       15552
6/02                                                      18626                       18176                       16846
6/03                                                      20397                       20066                       18354

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                                                                                      Performance
                                                                                             Since     Inception
                                                        1 Year      5 Year      10 Year    Inception     Date
-----------------------------------------------------------------------------------------------------------------
  Class I                                                9.51%       7.54%       7.39%       9.39%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class A                                                9.20%       7.26%       7.20%       9.12%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class A*                                               4.28%       6.28%       6.70%       8.86%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class B                                                8.53%       6.55%       6.37%       8.37%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class B*                                               3.53%       6.24%       6.37%       8.37%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class C                                                8.59%       6.66%       6.44%       8.40%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class C*                                               7.59%       6.66%       6.44%       8.40%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index                  10.40%       7.55%       7.21%       9.62%
-----------------------------------------------------------------------------------------------------------------
  Lipper Intermediate U.S. Government Index              8.95%       6.85%       6.26%         N/A
-----------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

Prior to the inception of Class A (5/1/92), Class B (8/26/96), and Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The Bond Fund commenced operations as the Pegasus Bond Fund on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses and sales charges associated with the Fund. Common trust funds are not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, are not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The above quoted performance data includes the performance of a common trust fund and the Pegasus Bond Fund prior to the acquisition by the One Group Bond Fund on March 22, 1999.

The performance of the Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of the bond market as a whole. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Intermediate U.S. Government Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 10

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Rick Cipicchio, a member of the taxable bond team, Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

WHAT WAS THE FUND'S TOTAL RETURN?
For the one-year period ended June 30, 2003, the fund's Class I shares posted a total return of 10.10%. (For information on other share classes, see page 11.)

HOW DID THE MARKET CLIMATE INFLUENCE FUND PERFORMANCE?
Interest rates declined for many bonds over the period, which translated to a lower yield for the fund. The 30-day SEC yield on the fund's Class I shares declined from 5.79% on June 30, 2002, to 3.93% on June 30, 2003. Lower interest rates had a positive influence on the fund's total return, though, helping to generate a higher share price.

The corporate and high-yield sectors of the market experienced extreme volatility during the one-year period. The volatile corporate market had a negative impact on the fund's performance during the first half of the fiscal year, but it helped generate positive performance during the second half. Corporate spreads widened during the first half of the fiscal year and peaked during October. After October, corporate spreads began tightening with the largest move in spread tightening occurring during the middle of the second half of the fiscal year for the fund. The fund's high-yield holdings posted strong performance in the second half of the fiscal year and contributed positively to fund performance for the year.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
We attempted to add value to the portfolio by conducting rigorous sector and security analysis, evaluating the long-term opportunities available in the government, mortgage-backed, asset-backed, corporate and high yield arenas. We maintained a broadly diversified portfolio, with exposure to all sectors of the market. We did not make any interest rate "bets" relative to the benchmark, preferring instead to keep the fund's duration (sensitivity to interest rate changes) close to neutral. These strategies led to attractive performance for the fund for the one-year period.

HOW DID THE FUND'S RETURN COMPARE TO THAT OF ITS BENCHMARK?
The fund slightly underperformed its benchmark, the Lehman Brothers Aggregate Bond Index, for the one-year period (total return of 10.40%, see page 11 for details). This was primarily due to strong performance from the fund's investment-grade and high-yield corporate holdings during the second half of the fiscal year. The fund's allocations to the Treasury and mortgage-backed securities sectors also performed well, while the performance of select asset-backed securities and equipment trust certificate positions were disappointing.

MATURITY DISTRIBUTIONS*
Less than one year.................9.5%
Years 1-5.........................54.5%
Years 6-10........................31.8%
Years 11-20........................4.2%
Average Years to Maturity.....4.5 Years
Duration......................3.7 Years

TOP FIVE SECTORS*
U.S. Government Agency
  Mortgages...................... 32.6%
Corporate Bonds.................. 32.8%
U.S. Treasury Obligations........ 19.2%
Repurchase Agreements/
  Investment Companies...........  7.0%
Collateralized Mortgage
  Obligations....................  3.8%

QUALITY BREAKDOWN*
(AVERAGE QUALITY AA)
Government/Agency...............  72.1%
AAA.............................   9.5%
AA..............................   1.5%
A................................  8.9%
BBB..............................  7.6%
Other/Non Rated..................  0.4%

--------------------------------------------------------------------------------

* As of 6/30/03. The fund's composition is subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment

                                                                            LEHMAN BROTHERS AGGREGATE      LIPPER INTERMEDIATE
                                                         CLASS I                   BOND INDEX            INVESTMENT GRADE INDEX
                                                         -------            -------------------------    ----------------------
6/93                                                    10000.00                    10000.00                    10000.00
6/94                                                    10022.00                     9870.00                     9868.00
6/95                                                    11193.00                    11108.00                    10964.00
6/96                                                    11718.00                    11666.00                    11484.00
6/97                                                    12580.00                    12616.00                    12395.00
6/98                                                    13894.00                    13946.00                    13592.00
6/99                                                    14173.00                    14385.00                    13929.00
6/00                                                    14768.00                    15042.00                    14453.00
6/01                                                    16244.00                    16731.00                    16028.00
6/02                                                    17395.00                    18176.00                    17163.00
6/03                                                    19151.00                    20066.00                    19010.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                                                                                      Performance
                                                                                             Since     Inception
                                                        1 Year      5 Year      10 Year    Inception     Date
-----------------------------------------------------------------------------------------------------------------
  Class I                                               10.10%       6.63%       6.71%       6.65%      3/5/93
-----------------------------------------------------------------------------------------------------------------
  Class A                                                9.80%       6.34%       6.46%       6.41%      3/5/93
-----------------------------------------------------------------------------------------------------------------
  Class A*                                               4.84%       5.37%       5.97%       5.94%      3/5/93
-----------------------------------------------------------------------------------------------------------------
  Class B                                                9.19%       5.62%       5.67%       5.61%      3/5/93
-----------------------------------------------------------------------------------------------------------------
  Class B*                                               4.19%       5.30%       5.67%       5.61%      3/5/93
-----------------------------------------------------------------------------------------------------------------
  Class C                                                9.22%       5.67%       5.66%       5.60%      3/5/93
-----------------------------------------------------------------------------------------------------------------
  Class C*                                               8.22%       5.67%       5.66%       5.60%      3/5/93
-----------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index                  10.40%       7.55%       7.21%       7.29%
-----------------------------------------------------------------------------------------------------------------
  Lipper Intermediate Investment Grade Index            10.76%       6.94%       6.63%       6.72%
-----------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

Prior to the inception of Class B (5/31/95) and Class C (5/30/00), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The above-quoted performance data includes the performance of the Pegasus Multi Sector Bond Fund prior to the acquisition by the One Group Income Bond Fund on March 22, 1999. On December 2, 1994, the fund terminated its offering of Class B shares and such shares converted to Class A shares. The Fund re-offered Class B shares on May 31, 1995. Therefore, the above-quoted performance data for Class B includes the performance of the Pegasus Multi Sector Bond Fund for Class A for the period between December 2, 1994 to May 30, 1995. Performance for Class B shares is based on Class A share performance adjusted to reflect the difference in sales charges.

The performance of the Income Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. Performance for Class C shares is based on Class B share performance adjusted to reflect the difference in sales charges.

The Lipper Intermediate Investment Grade Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 12

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

HOW DID THE FUND PERFORM?
The fund's Class I shares posted a total return of 5.30% for the year ended June 30, 2003. (For information on other share classes, see page 13.)

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
We attempted to add value for shareholders by purchasing attractively priced securities within the mortgage sector and by making effective yield curve decisions. (The yield curve is the graphic depiction of the relationship between bond maturities and yields.)

Because we believed it was likely the Federal Reserve easing campaign was nearing an end, we maintained a neutral duration (sensitivity to interest rate changes) throughout the fiscal year. This strategy limits the impact a potential rising interest rate environment may have on the fund's share price.

HOW DID YOUR STRATEGIES AFFECT PERFORMANCE?
Our search for attractive sub-sectors within the mortgage market led to a focus on collateralized mortgage obligations, or CMOs (mortgage-backed bonds that let investors choose from different payback periods and pay a fixed rate of interest at regular intervals). However, strong volatility in the mortgage market, particularly during the second half of the fiscal year, adversely affected CMO performance. Compared to the benchmark, the Lehman Brothers Mortgage-Backed Securities Index (total return of 5.72%, see page 13 for details), the fund was overweighted in CMOs, which was a negative influence on the fund's relative performance.

HOW DID THE DECLINING INTEREST RATE CLIMATE INFLUENCE THE FUND'S YIELD?
Interest rates remained historically low during the fiscal year, primarily due to continued economic weakness and low inflation. The Federal Reserve cut short-term interest rates twice during the fiscal year, which pushed rates lower throughout most maturities. The general interest rate climate combined with continued fund inflows caused the portfolio's 30-day SEC yield on Class I shares to decline during the fiscal year, from 7.10% on June 30, 2002, to 5.09% on June 30, 2003.

MATURITY DISTRIBUTION*
Less than one year...............19.1%
Years 1-5........................71.2%
Years 6-10........................8.7%
Years 11-20.......................1.0%
Average Years to Maturity....2.5 Years
Duration.....................1.9 Years

TOP FIVE SECTORS*
U.S. Government Agency
  Mortgages....................  80.7%
Collateralized Mortgage
  Obligations..................  10.8%
Repurchase Agreement/
  Investment Companies.........   5.7%
U.S. Treasury Obligations......   1.6%
U.S. Government Agency
  Securities...................   1.1%

QUALITY BREAKDOWN*
(AVERAGE QUALITY AAA)
Government Agency..............  90.5%
AAA............................   9.5%

--------------------------------------------------------------------------------

* As of 6/30/03. The fund's composition is subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment

                                                                            LEHMAN BROTHERS MORTGAGE-     LIPPER U.S. MORTGAGE
                                                         CLASS I                BACKED SECURITIES                 FUNDS
                                                         -------            -------------------------     --------------------
6/93                                                    10000.00                    10000.00                    10000.00
6/94                                                     9790.00                     9895.00                     9646.00
6/95                                                    11101.00                    11098.00                    10597.00
6/96                                                    12232.00                    11748.00                    11094.00
6/97                                                    13829.00                    12817.00                    12005.00
6/98                                                    15372.00                    13961.00                    13033.00
6/99                                                    15980.00                    14522.00                    13374.00
6/00                                                    16516.00                    15252.00                    13946.00
6/01                                                    18700.00                    16973.00                    15345.00
6/02                                                    20890.00                    18498.00                    16654.00
6/03                                                    21997.00                    19555.00                    17539.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                                                                                      Performance
                                                                                             Since     Inception
                                                        1 Year      5 Year      10 Year    Inception     Date
-----------------------------------------------------------------------------------------------------------------
  Class I                                                5.30%       7.43%       8.20%      10.33%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class A                                                5.17%       7.15%       7.87%       9.97%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Class A*                                               0.42%       6.15%       7.37%       9.72%     12/31/83
-----------------------------------------------------------------------------------------------------------------
  Lehman Brothers Mortgage Backed Securities Index       5.72%       6.97%       6.94%       9.67%
-----------------------------------------------------------------------------------------------------------------
  Lipper U.S. Mortgage Funds                             5.31%       6.07%       5.75%         N/A
-----------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of a collective trust fund for the period prior to the commencement of operations of the Mortgage-Backed Securities Fund on August 18, 2000. The collective fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Mortgage-Backed Securities Fund is measured against the Lehman Brothers Mortgage Backed Securities Index, an unmanaged index measuring the performance of mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares.

The Lipper U.S. Mortgage Funds invests at least 65% of its assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 14

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Michael Sais, CFA and a member of the taxable bond team, Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

HOW DID THE FUND PERFORM FOR SHAREHOLDERS?
For the year ended June 30, 2003, the fund's Class I shares posted a total return of 9.58%. (For information on other share classes, see page 15.) This compares unfavorably to the total return for the fund's benchmark, the Lehman Brothers Government Bond Index (total return of 11.33%, see page 15 for details). This underperformance was largely the result of the fund's large exposure to non-treasury securities, such as U.S. Government agencies and agency mortgage-backed securities.

WHAT WAS THE GENERAL CLIMATE FOR GOVERNMENT SECURITIES?
The fiscal year presented challenges for fixed income investors, as changing sentiment regarding the outlook for U.S. economic growth, inflation and the geopolitical landscape led to interest rate and spread volatility. (Spreads refer to yield relationships between Treasuries and non-Treasury bonds of the same maturity. When spreads tighten, prices on non-Treasury bonds increase; and when spreads widen, prices drop.) Nevertheless, for the overall 12-month period, interest rates declined across all maturities, with the greatest declines posted among bonds with short- and intermediate-term maturities.

HOW DID THE INTEREST RATE ENVIRONMENT INFLUENCE THE FUND'S YIELD?
The fund's yield followed the general decline in interest rates, dropping from 5.36% on June 30, 2002, to 3.77% on June 30, 2003 (Class I shares).

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
We strived to achieve a high level of current income while maintaining a relatively stable duration of approximately five years. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater price sensitivity; a shorter duration indicates less.) We attempted to do this by investing only in securities that are directly or indirectly guaranteed by the U.S. government.

In addition, we focused on the income component of total return by investing a significant portion of the portfolio in mortgage-backed securities that represent good value. Because durations on mortgage-backed securities tend to fluctuate with changes in interest rates, we constantly adjusted the portfolio's interest-rate sensitivity to maintain a five-year duration. This strategy generally is successful when undervalued mortgage securities appreciate to their fair market value and when interest rate volatility remains low to moderate.

MATURITY DISTRIBUTION*
Less than one year...............13.7%
Years 1-5........................53.7%
Years 6-10........................9.6%
Years 11-20......................22.4%
Years 20+.........................0.6%
Average Years to Maturity....5.6 Years
Duration.....................4.8 Years

SECTOR DISTRIBUTION*
U.S. Government Agency
  Mortgages....................  60.0%
U.S. Treasury Obligations......  25.0%
U.S. Government Agency
  Securities...................  11.5%
Investment Companies...........   3.1%

QUALITY BREAKDOWN*
(AVERAGE QUALITY AAA)
Government/Agency.............. 100.0%

--------------------------------------------------------------------------------

* As of 6/30/03. The fund's composition is subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment

                                                                                 LEHMAN BROTHERS           LIPPER GENERAL U.S.
                                                         CLASS I              GOVERNMENT BOND INDEX       GOVERNMENT FUND INDEX
                                                         -------              ---------------------       ---------------------
6/93                                                      10000                       10000                       10000
6/94                                                       9727                        9866                        9693
6/95                                                      10902                       11056                       10722
6/96                                                      11317                       11555                       11106
6/97                                                      12134                       12410                       11930
6/98                                                      13557                       13806                       13119
6/99                                                      13820                       14227                       13331
6/00                                                      14418                       14939                       13838
6/01                                                      15950                       16483                       15224
6/02                                                      17420                       17934                       16468
6/03                                                      19089                       19967                       17901

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                                                                                      Performance
                                                                                             Since     Inception
                                                        1 Year      5 Year      10 Year    Inception     Date
-----------------------------------------------------------------------------------------------------------------
  Class I                                                9.58%       7.08%       6.68%       6.77%      2/8/93
-----------------------------------------------------------------------------------------------------------------
  Class A                                                9.29%       6.83%       6.41%       6.52%      2/8/93
-----------------------------------------------------------------------------------------------------------------
  Class A*                                               4.41%       5.84%       5.92%       6.05%      2/8/93
-----------------------------------------------------------------------------------------------------------------
  Class B                                                8.64%       6.14%       5.81%       5.90%      2/8/93
-----------------------------------------------------------------------------------------------------------------
  Class B*                                               3.64%       5.82%       5.81%       5.90%      2/8/93
-----------------------------------------------------------------------------------------------------------------
  Class C                                                8.54%       6.09%       5.68%       5.77%      2/8/93
-----------------------------------------------------------------------------------------------------------------
  Class C*                                               7.54%       6.09%       5.68%       5.77%      2/8/93
-----------------------------------------------------------------------------------------------------------------
  Lehman Brothers Government Bond Index                 11.33%       7.66%       7.16%       7.40%
-----------------------------------------------------------------------------------------------------------------
  Lipper General U.S. Government Fund Index              8.70%       6.41%       6.00%       6.19%
-----------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

Prior to the inception of Class A (3/5/93), Class B (1/14/94) and Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Government Bond Fund is measured against the Lehman Brothers Government Bond Index, an unmanaged index comprised of securities issued by the U.S. Government. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper General U.S. Government Fund Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 16

ONE GROUP TREASURY AND AGENCY FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Scott Grimshaw, a member of the taxable bond team, Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

WHAT WAS THE FUND'S TOTAL RETURN FOR THE YEAR?
The fund's Class I shares posted a total return of 8.28% for the one-year period ended June 30, 2003. (For information on other share classes, see page 17.) Consistent with general market trends, the fund's share price increased during the year, and its 30-day SEC yield on class I shares declined to 1.64%, compared to 3.67% on June 30, 2002. Yields declined in general during the fiscal year, primarily due to lingering economic weakness.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
For most of the year we kept the fund's average maturity and duration (sensitivity to interest rate changes) slightly longer than those of the index. But as the year drew to a close, we began shifting the portfolio's maturity and duration to neutral postures. We felt the probability had diminished for further declines in shorter-term yields, thus limiting the potential for additional price appreciation.

We also scaled back our new purchases of agency securities, as it appeared that the spreads on these securities relative to Treasuries were historically tight. (Spreads refer to yield relationships between Treasuries and non-Treasury bonds of the same maturity. When spreads tighten, prices on non-Treasury bonds increase; and when spreads widen, prices drop.)

HOW DID THE FUND'S PERFORMANCE MEASURE UP TO THE BENCHMARK'S?
The fund performed in line with its market benchmark, the Lehman Brothers Intermediate Treasury Index, during the year (total return of 8.34%, see page 17 for details). The fund's performance benefited from our decision to maintain a longer average maturity and a longer duration. Generally, in a declining interest rate environment funds with longer maturities realize greater price appreciation.

MATURITY DISTRIBUTION*
Less than one year................22.7%
Years 1-5.........................65.0%
Years 6-10........................11.4%
Years 11-20........................0.9%
Average Years to Maturity.....2.7 Years
Duration......................2.3 Years

SECTOR DISTRIBUTION*
U.S. Treasury Obligations.......  73.7%
U.S. Government Agency
  Securities....................  22.4%
Investment Companies............   2.6%
U.S. Government Sponsored
  & Agency Obligations..........   0.2%

QUALITY BREAKDOWN*
(AVERAGE QUALITY AAA)
Government/Agency............... 100.0%

--------------------------------------------------------------------------------

* As of 6/30/03. The fund's composition is subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP TREASURY AND AGENCY FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $50,000 Investment

                                                                                LEHMAN BROTHERS             LIPPER SHORT U.S.
                                                       CLASS I            INTERMEDIATE TREASURY INDEX     GOVERNMENT FUND INDEX
                                                       -------            ---------------------------     ---------------------
6/93                                                    50000                        50000                        50000
6/94                                                    50796                        49908                        50610
6/95                                                    56548                        54766                        54350
6/96                                                    58813                        57438                        57051
6/97                                                    62899                        61376                        60731
6/98                                                    67875                        66543                        64673
6/99                                                    70277                        69535                        67512
6/00                                                    73385                        72744                        70644
6/01                                                    80882                        79973                        76670
6/02                                                    87105                        86478                        81263
6/03                                                    94317                        93687                        84546

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

-----------------------------------------------------------------------------------------------------------------
                                                                                                      Performance
                                                                                             Since     Inception
                                                        1 Year      5 Year      10 Year    Inception     Date
-----------------------------------------------------------------------------------------------------------------
  Class I                                                8.28%       6.80%       6.55%       7.20%     4/30/88
-----------------------------------------------------------------------------------------------------------------
  Class A                                                7.97%       6.55%       6.30%       6.90%     4/30/88
-----------------------------------------------------------------------------------------------------------------
  Class A*                                               4.72%       5.90%       5.98%       6.68%     4/30/88
-----------------------------------------------------------------------------------------------------------------
  Class B                                                7.45%       6.02%       5.73%       6.29%     4/30/88
-----------------------------------------------------------------------------------------------------------------
  Class B*                                               4.45%       6.02%       5.73%       6.29%     4/30/88
-----------------------------------------------------------------------------------------------------------------
  Lehman Brothers Intermediate Treasury Index            8.34%       7.08%       6.48%       7.70%
-----------------------------------------------------------------------------------------------------------------
  Lipper Short U.S. Government Fund Index                4.04%       5.51%       5.39%         N/A
-----------------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of a collective trust fund for the period prior to the commencement of operations of the Treasury & Agency Fund on January 20, 1997, adjusted to reflect the expenses and sales charges associated with the Fund. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Treasury & Agency Fund is measured against the Lehman Brothers Intermediate Treasury Index, an unmanaged index comprised of U.S. Treasury-issued securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

The Lipper Short U.S. Government Fund Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 18

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Bill Morgan of Bank One High Yield Partners LLC, the Fund's sub-advisor, and Gary Madich, CFA and chief investment officer of fixed income securities for Banc One Investment Advisors Corporation

HOW DID THE FUND PERFORM?
The fund's Class I shares posted a total return of 18.90% for the year ended June 30, 2003. (For information on other share classes, see page 19.) The fund's 30-day SEC yield on Class I shares was 7.78% on June 30, 2003, compared to 9.25% a year earlier.

HOW DID THE FUND'S PERFORMANCE MEASURE UP TO THE BENCHMARK'S RESULTS?
The fund underperformed its benchmark index, the CSFB High Yield Index (total return of 20.77%, see page 19 for details). This was primarily due to the fund having to carry some cash for liquidity purposes while the index does not. In addition, the index contained a higher percentage of deeply distressed issues which rebounded during the year.

The decline of the fund's SEC yield during the 12-month period was due to a combination of factors. In particular, improving market values led to a corresponding drop in yield for a significant portion of the portfolio. In addition, as interest rates declined during the period, we were forced to invest new cash and reinvest sales proceeds in a lower-rate environment.

WHAT CONTRIBUTED TO THE STRONG REBOUND IN HIGH-YIELD BONDS, COMPARED TO LAST
YEAR?
A steady drop in the annualized default rate -- from a peak of 10.51% in May 2002 to 6.05% as of May 2003 -- combined with the ability of many companies to post reasonable performance despite a slow-growth economy fueled the market's recovery. We found that many investors returned to the high-yield market, encouraged by improving fundamentals and anxious to have an opportunity to capture higher yields due to the historically low interest rate environment. As liquidity improved, many issuers of high-yield bonds were able to refinance their debt and avoid bankruptcy.

WHAT STRATEGIES DID YOU IMPLEMENT TO MAKE THE MOST OF THIS IMPROVING MARKET?
In general, we invest approximately 85% of the portfolio's assets in what we believe are stable to improving companies providing income and relative price stability. We invest the remaining 15% in securities we believe are undervalued, generally trading at a discount and offering greater total return potential than the market as a whole.

As signs of a turnaround emerged, we increased exposure to undervalued securities and sectors, including those in the utilities, telecommunication, technology and oil refining industries. In addition, we held bonds that had underperformed and become extremely discounted during the bear market. These investments primarily consisted of bonds from independent power producers and the wireless and cable industries. We believed such undervalued and deeply discounted bonds offered attractive yield and total return potential. We financed many of these purchases by selling securities that we believed were fully valued and offered greater exposure to a rising interest rate environment.

HOW DO YOU ATTEMPT TO LIMIT RISK IN THE FUND?
We seek to limit risk by investing in hundreds of issuers representing dozens of industries. We also attempt to avoid deteriorating credits. We may purchase securities with credit problems, but we try to purchase them when they are on the upswing.

MATURITY DISTRIBUTION*
Less than one year................2.3%
Years 1-5........................27.6%
Years 6-10.......................64.6%
Years 11-20.......................5.5%
Average Years to Maturity....6.7 Years
Duration.....................3.7 Years

TOP FIVE INDUSTRIES*
Utilities......................  11.5%
Healthcare.....................   7.6%
Chemicals & Plastics...........   6.6%
Oil & Gas......................   5.1%
Cellular & Wireless
  Telecommunications...........   5.0%

YIELD TO MATURITY DISTRIBUTION*
Under 7.0%.....................  19.0%
7.0%-7.9%......................  20.2%
8.0%-8.9%......................  16.0%
9.0%-9.9%......................  16.7%
10.0% and over.................  28.1%

--------------------------------------------------------------------------------

* As of 6/30/03. The fund's composition is subject to change. Maturity Distribution and Yield to Maturity Distribution percentages are based on total investments. Top Five Industries are based on net assets.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment

                                                                                        CSFB HIGH YIELD
                                                                                        INDEX, DEVELOPED      LIPPER HIGH YIELD
                                             CLASS I          CSFB HIGH YIELD INDEX      COUNTRIES ONLY        BOND FUND INDEX
                                             -------          ---------------------     ----------------      -----------------
11/98                                        10000.00               10000.00                10000.00               10000.00
6/99                                         10380.00               10778.00                10729.00               10962.00
6/00                                         10302.00               10736.00                10571.00               10848.00
6/01                                         10497.00               10702.00                10492.00                9999.00
6/02                                         10252.00               10876.00                10701.00                9367.00
6/03                                         12189.00               13135.00                12910.00               11161.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

------------------------------------------------------------------------------------------------
                                                                                     Performance
                                                                            Since     Inception
                                                               1 Year     Inception     Date
------------------------------------------------------------------------------------------------
  Class I                                                      18.90%       4.37%     11/13/98
------------------------------------------------------------------------------------------------
  Class A                                                      18.64%       4.09%     11/13/98
------------------------------------------------------------------------------------------------
  Class A*                                                     13.36%       3.06%     11/13/98
------------------------------------------------------------------------------------------------
  Class B                                                      17.90%       3.44%     11/13/98
------------------------------------------------------------------------------------------------
  Class B*                                                     12.90%       3.13%     11/13/98
------------------------------------------------------------------------------------------------
  Class C                                                      17.88%       3.45%     11/13/98
------------------------------------------------------------------------------------------------
  Class C*                                                     16.88%       3.45%     11/13/98
------------------------------------------------------------------------------------------------
  CSFB High Yield Index                                        20.77%       6.01%
------------------------------------------------------------------------------------------------
  CSFB High Yield Index, Developed Countries Only              20.64%       4.60%
------------------------------------------------------------------------------------------------
  Lipper High Yield Bond Fund Index                            19.16%       2.38%
------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the High Yield Bond Fund is measured against the Credit Suisse First Boston (CSFB) High Yield Bond Index, an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The CSFB High Yield Index, Developed Countries Only is an unmanaged index comprised of high yield securities, within developed nations, that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market.

The CSFB High Yield Index, Developed Countries Only consists of the average monthly returns of the CSFB Global High Yield Index from November 13, 1998 to December 31, 1998. Thereafter, the data is from the CSFB High Yield Index, Developed Countries Only which corresponds with the initiation of the CSFB High Yield Index, Developed Countries Only on January 1, 1999.

The Lipper High Yield Bond Fund Index is an unmanaged index typically comprised of the 30 largest mutual funds aimed at high current yields from fixed income securities. These funds have no quality or maturity restrictions and tend to invest in lower grade debt issues.

Although the fund's yield may be higher than that of fixed income funds that purchase higher-rated securities, the potentially higher yield is a function of the greater risk that the fund's share price will decline.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 20

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES (29.7%):
 $   641    Ace Securities Corp., Series
              99-LB1, Class A1, 1.64%,
              11/25/28*.....................  $      642
  11,710    Ace Securities Corp., Series
              01-HE1, Class M1, 2.32%,
              11/20/31*.....................      11,820
   6,731    Ace Securities Corp., Series
              02-HE1, Class A, 1.66%,
              6/25/32*......................       6,740
   4,529    Ace Securities Corp., Series
              02-HE1, Class M1, 2.52%,
              10/25/32*.....................       4,610
     278    Advanta Mortgage Loan Trust,
              Series 97-1, Class A6, 1.52%,
              5/25/27*......................         278
   1,504    Advanta Mortgage Loan Trust,
              Series 99-4, Class A, 1.70%,
              11/25/29*.....................       1,503
   2,370    American Business Financial
              Services, Series 98-4, Class
              A2, 2.27%, 1/25/30*...........       2,400
   2,000    American Express Credit Account
              Master Trust, Series 00-3,
              Class B, 1.66%, 11/15/07*.....       2,005
   5,240    American Residential Home Equity
              Loan Trust, Series 98-1, Class
              M1, 1.77%, 5/25/29*...........       5,236
     328    Americredit Automobile
              Receivables Trust, Series
              01-C, Class A3, 1.46%,
              4/12/06*......................         328
  10,000    Americredit Automobile
              Receivables Trust, Series
              02-1, Class A3, 4.23%,
              10/6/06*......................      10,328
   5,000    Americredit Automobile
              Receivables Trust, Series
              02-D, Class A4, 3.40%,
              4/13/09*......................       5,115
   7,155    Amortizing Residential
              Collateral Trust, Series
              02-BC4, Class A, 1.56%,
              7/25/32*......................       7,154
  10,378    Amortizing Residential
              Collateral Trust, Series
              02-BC9, Class M1, 2.42%,
              12/25/32*.....................      10,533
  10,000    Amortizing Residential
              Collateral Trust, Series
              02-BC6, Class M1, 2.07%,
              8/25/32*......................      10,027
   3,451    Amresco Residential Securities
              Mortgage Loan, Series 97-2,
              Class M1A, 1.69%, 6/25/27*....       3,450
  15,331    Amresco Residential Securities
              Mortgage Loan, Series 98-1,
              Class M1A, 1.75%, 1/25/28*....      15,343
  11,239    Amresco Residential Securities
              Mortgage Loan, Series 98-3,
              Class M1A, 1.74%, 9/25/28*....      11,084
  10,059    Asset Securitization Corp.,
              Series 96-MD6, Class A1B,
              6.88%, 11/13/26*..............      10,234

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,091    Banc One Heloc Trust, Series
              99-1, Class A, 1.58%, 4/20/20*
              (d)...........................  $    1,090
   1,000    Bank of America Synthetic,
              Series 00-1A, Class B, 1.93%,
              2/23/06* (b)..................         920
   1,000    Bank of America Synthetic,
              Series 00-1A, Class C, 2.98%,
              2/23/06* (b)..................         670
   1,900    BankBoston Commercial Loan
              Master, LLC, Series 98-1A,
              Class B2, 2.34%, 2/16/06*
              (b)...........................       1,902
   6,600    BankBoston Commercial Loan
              Master, LLC, Series 99-1A,
              Class C2, 3.66%, 11/16/06*
              (b)...........................       6,641
   7,696    Bayview Financial Acquisition
              Trust, Series 00-A, Class A,
              1.70%, 2/25/30* (b)...........       7,705
   5,000    Bayview Financial Acquisition
              Trust, Series 00-D, Class M1,
              2.07%, 11/25/30* (b)..........       5,009
   3,739    Bayview Financial Acquisition
              Trust, Series 02-CA, Class M1,
              2.07%, 4/25/32* (b)...........       3,733
   4,521    Bayview Financial Acquisition
              Trust, Series 03-BA, Class A1,
              1.80%, 4/25/33* (b)...........       4,524
   5,000    Bayview Financial Acquisition
              Trust, Series 02-BA, Class A1,
              1.82%, 3/25/35* (b)...........       5,021
   1,195    Bayview Financial Acquisition
              Trust, Series 98-A, Class A,
              1.67%, 2/25/38* (b)...........       1,193
   5,000    Capital One Master Trust, Series
              02-3A, Class C, 2.66%,
              2/15/08* (b)..................       4,899
   5,000    Capital One Master Trust, Series
              02-4A, Class C, 2.86%,
              3/15/10* (b)..................       4,773
   2,000    Capital One Master Trust, Series
              01-1, Class C, 2.48%,
              12/15/10* (b).................       1,885
   5,000    Capital One Multi-Asset
              Execution Trust, Series 02-B1,
              Class B1, 1.99%, 7/15/08*.....       4,997
   3,000    Centex Home Equity Loan Trust,
              Series 02-A, Class MV1, 2.17%,
              1/25/32*......................       3,017
   1,488    Centex Home Equity Loan Trust,
              Series 02-B, Class AV1, 1.58%,
              4/25/32*......................       1,488
     250    Chase Credit Card Master Trust,
              Series 00-3, Class B, 1.66%,
              1/15/08*......................         251

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 2,000    Chase Funding Loan Acquisition
              Trust, Series 01-AD1, Class
              2M1, 2.17%, 11/25/30*.........  $    2,011
   3,760    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 2.00%, 1/25/32*.........       3,766
   2,500    Circuit City Credit Card Master
              Trust, Series 02-1, Class B,
              2.21%, 4/15/10*...............       2,503
     350    Citibank Credit Card Issuance
              Trust, Series 00-A2, Class A2,
              1.67%, 11/7/05*...............         350
   8,000    Citibank Credit Card Issuance
              Trust, Series 02-C1, Class C,
              2.30%, 2/9/09*................       7,989
   1,000    Conseco Finance, Series 00-A,
              Class MV1, 1.81%, 2/15/31*....         992
   2,000    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32*....       2,184
     664    Countrywide Alternative Loan
              Trust, Series 02-2, Class A1,
              5.00%, 4/25/32................         672
     239    Countrywide Asset Backed
              Certificates, Series 00-1,
              Class AV1, 1.62%, 3/25/31*....         240
   3,000    Countrywide Asset Backed
              Certificates, Series 01-BC2,
              Class M1, 1.97%, 7/25/31*.....       3,014
   5,250    Countrywide Asset Backed
              Certificates, Series 01-1,
              Class MV, 2.27%, 7/25/31*.....       5,276
   4,000    Countrywide Asset Backed
              Certificates, Series 01-BC2,
              Class M2, 2.32%, 7/25/31*.....       3,954
   8,481    Countrywide Asset Backed
              Certificates, Series 01-4,
              Class A, 1.66%, 4/25/32*......       8,490
   6,186    Countrywide Asset Backed
              Certificates, Series 02-1,
              Class A, 1.60%, 8/25/32*......       6,186
  20,190    Countrywide Asset Backed
              Certificates, Series 03-BC2,
              Class 2A1, 1.62%, 6/25/33*....      20,198
   5,000    Countrywide Asset-Backed
              Certificates, Series 02-3,
              Class M1, 2.07%, 3/25/32*.....       5,014
  10,302    Countrywide Asset-Backed
              Certificates, Series 02-BC2,
              Class A, 1.59%, 4/25/32*......      10,328
   6,062    Countrywide Asset-Backed
              Certificates, Series 02-BC1,
              Class A, 1.65%, 4/25/32*......       6,067

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 8,775    Countrywide Asset-Backed
              Certificates, Series 01-4,
              Class M1, 2.17%, 4/25/32*.....  $    8,872
     184    Countrywide Home Equity Loan
              Trust, Series 97-D, Class A,
              1.51%, 12/15/23*..............         182
     534    Countrywide Home Equity Loan
              Trust, Series 98-C, Class
              CTFS, 1.49%, 10/15/24*........         532
   7,219    Countrywide Home Equity Loan
              Trust, Series 01-A, Class A,
              1.55%, 4/15/27*...............       7,221
  31,411    Countrywide Home Equity Loan
              Trust, Series 02-B, Class A1,
              1.56%, 4/15/28*...............      31,402
  10,000    Countrywide Home Loans, Series
              02-HYB2, Class M, 4.88%,
              9/19/32*......................      10,106
  24,248    Countrywide Home Loans, Series
              03-21, Class 1A1, 4.23%,
              4/25/33*......................      24,629
   5,000    Crown CLO, Series 02-1A, Class
              A2, 1.88%, 12/22/12* (b)......       4,975
   5,000    Crown CLO, Series 02-1A, Class
              C, 3.33%, 12/22/12* (b).......       5,000
     668    EQCC Home Equity Loan Trust,
              Series 96-1, Class A4, 6.56%,
              3/15/23*......................         669
   1,024    FFCA Secured Lending Corp.,
              Series 99-1A, Class B2, 2.32%,
              9/18/25* (b)..................       1,002
   2,264    First Franklin Mortgage Loan
              Asset Backed Certificates,
              Series 02-FF1, Class M1,
              2.02%, 4/25/32*...............       2,241
  20,000    First Franklin Mortgage Loan
              Asset Backed Certificates,
              Series 02-FF4, Class M1,
              2.37%, 2/25/33*...............      20,249
   3,505    First USA Credit Card Master
              Trust, Series 96-6, Class B,
              1.62%, 7/10/06*...............       3,508
     350    First USA Credit Card Master
              Trust, Series 99-3, Class B,
              1.68%, 12/19/06*..............         351
   2,000    First USA Credit Card Master
              Trust, Series 98-4, Class B,
              1.62%, 3/18/08*...............       2,006
   5,000    Fleet Commercial Loan Master,
              LLC, Series 00-1A, Class B2,
              2.06%, 11/16/07* (b)..........       4,997
   4,500    Fleet Commercial Loan Master,
              LLC, Series 02-1A, Class A2,
              1.76%, 11/16/09* (b)..........       4,497

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 22

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,900    Fleet Commercial Loan Master,
              LLC, Series 02-1A, Class C1,
              3.51%, 11/16/09* (b)..........  $    1,899
     350    Fleet Credit Card Master Trust
              II, Series 99-B, Class A,
              1.51%, 1/15/07*...............         351
  16,000    Ford Credit Auto Owner Trust,
              Series 00-G, Class B, 6.92%,
              4/15/05*......................      16,556
   2,000    Ford Credit Floorplan Master
              Owner Trust, Series 01-1,
              Class B, 1.67%, 7/17/06*......       2,003
   8,000    GMAC Mortgage Corporation Loan
              Trust, Series 02-HE3, Class
              A3, 1.60%, 9/25/32*...........       8,015
   1,894    GMAC Mortgage Corporation Loan
              Trust, Series 02-GH1, Class
              A1, 1.62%, 8/25/33*...........       1,894
     218    Green Tree Home Improvement Loan
              Trust, Series 97-D, 1.53%,
              9/15/28*......................         218
   1,496    Green Tree Home Improvement Loan
              Trust, Series 98-C, Class A1B,
              1.49%, 7/15/29*...............       1,493
     317    Green Tree Home Improvement Loan
              Trust, Series 98-E, Class A1B,
              1.96%, 11/15/29*..............         317
   2,171    Honda Auto Receivables Owner
              Trust, Series 02-2, Class A2,
              2.91%, 9/15/04*...............       2,178
  10,000    Household Automotive Trust,
              Series 02-2, Class A4, 1.62%,
              7/17/09*......................      10,034
   2,893    Household Home Equity Loan
              Trust, Series 01-1, Class M,
              1.87%, 1/20/31*...............       2,892
   3,000    Household Private Label Credit
              Card Master Note, Series 02-3,
              Class B, 2.56%, 9/15/09*......       3,007
   2,092    Lehman Home Equity Loan Trust,
              Series 98-1, Class A1, 7.00%,
              5/25/28.......................       2,180
   3,500    MBNA Credit Card Master Note
              Trust, Series 01-C1, Class C1,
              2.36%, 10/15/08*..............       3,497
   1,500    MBNA Master Credit Card Trust,
              Series 99-C, Class B, 1.67%,
              5/17/04* (b)..................       1,502
   3,300    MBNA Master Credit Card Trust,
              Series 96-K, Class B, 1.66%,
              3/15/06*......................       3,304

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,550    MBNA Master Credit Card Trust,
              Series 99-C, Class C, 2.11%,
              10/16/06* (b).................  $    1,552
     150    MBNA Master Credit Card Trust,
              Series 99-M, Class C, 7.45%,
              4/16/07 (b)...................         160
     250    MBNA Master Credit Card Trust,
              Series 00-A, Class C, 7.90%,
              7/16/07 (b)...................         269
     250    MBNA Master Credit Card Trust,
              Series 00-I, Class C, 7.65%,
              1/15/08 (b)...................         274
   7,500    MBNA Master Credit Card Trust,
              Series 00-K, Class C, 2.11%,
              3/17/08* (b)..................       7,441
   5,000    MBNA Master Credit Card Trust,
              Series 01-B1, Class B1, 1.69%,
              10/15/08*.....................       5,010
   5,000    MBNA Master Credit Card Trust,
              Series 03-C2, Class C2, 2.91%,
              6/15/10*......................       5,010
     416    Merrill Lynch Home Equity Loan,
              Series 97-1, Class A, 1.50%,
              9/25/27*......................         414
   1,280    Merrill Lynch Mortgage
              Investment, Series 99-PNB1,
              Class A, 1.61%, 6/25/25*......       1,283
   5,325    Metris Master Trust, Series
              00-2, Class B, 1.92%,
              1/22/07*......................       5,329
   3,420    MMCA Automobile Trust, Series
              02-1, Class A3, 4.15%,
              5/15/06*......................       3,440
     612    National City Auto Receivables
              Trust, Series 02-A, Class A2,
              3.00%, 1/15/05................         613
   2,500    National City Credit Card Master
              Trust, Series 02-1, Class B,
              1.81%, 1/15/09*...............       2,522
   1,568    Nationslink Funding Corp.,
              Series 99-SL, Class A1V,
              1.62%, 4/10/07*...............       1,572
   7,622    Nellie Mae, Inc., Series 96-1,
              Class CTFS, 1.94%,
              12/15/18*.....................       7,671
     167    Nissan Auto Receivables Owners
              Trust, Series 00-A, Class A4,
              7.17%, 8/16/04*...............         168
   5,000    Onyx Acceptance Auto Trust,
              Series 02-C, Class A3, 3.29%,
              9/15/06*......................       5,095
   8,356    Option One Mortgage Loan Trust,
              Series 99-1, Class A1, 6.40%,
              2/25/29*......................       8,487

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 5,000    Option One Mortgage Loan Trust,
              Series 02-4, Class M1, 1.92%,
              7/25/32*......................  $    4,991
      90    PNC Student Loan Trust I, Series
              97-2, Class A7, 6.73%,
              1/25/07*......................          96
   3,500    Providian Gateway Master Trust,
              Series 02-B, Class A, 1.88%,
              6/15/09* (b)..................       3,516
  24,064    Residential Asset Mortgage
              Products, Inc., Series 03-RS2,
              Class AII, 1.66%, 3/25/33*....      24,089
  24,852    Residential Asset Mortgage
              Products, Inc., Series 03-RS4,
              Class AIIB, 1.65%, 5/25/33*...      24,848
   1,470    Residential Asset Securitization
              Trust, Series 98-A3, Class B1,
              6.50%, 4/25/13................       1,488
     794    Residential Asset Securitization
              Trust, Series 02-A3, Class
              1A2, 5.84%, 5/25/32*..........         806
  11,000    Residential Funding Mortgage
              Securities, Inc., Series
              01-HI2, Class AI7, 6.94%,
              4/25/26*......................      12,302
   5,000    Residential Funding Mortgage
              Securities, Inc., Series
              01-HI4, Class A7, 6.74%,
              10/25/26*.....................       5,548
     331    Residential Funding Mortgage
              Securities, Inc., Series
              98-S17, Class A18, 6.75%,
              8/25/28*......................         332
  11,580    Residential Funding Mortgage
              Securities, Inc., Series
              03-HS1, Class AII, 1.61%,
              12/25/32*.....................      11,579
   2,800    Saxon Asset Securities Trust,
              Series 00-1, Class MV2, 2.14%,
              2/25/30*......................       2,793
      46    Saxon Asset Securities Trust,
              Series 00-2, Class AV1, 1.58%,
              7/25/30*......................          46
     125    Sears Credit Account Master
              Trust, Series 97-1, Class A,
              6.20%, 7/16/07*...............         125
     833    Sears Credit Account Master
              Trust, Series 00-1, Class A,
              7.25%, 11/15/07...............         843
  13,500    Sears Credit Account Master
              Trust, Series 00-3, Class B,
              1.69%, 10/16/08*..............      13,410
  10,000    Sears Credit Account Master
              Trust, Series 01-3, Class A,
              1.56%, 9/15/10*...............       9,975

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 5,335    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08.................  $    6,088
  13,495    Structured Asset Investment Loan
              Trust, Series 03-BC2, Class
              A3, 1.67%, 4/25/33*...........      13,505
     423    Structured Asset Securities
              Corp., Series 97-1, Class B2,
              4.48%, 11/15/26*..............         429
   5,000    Student Loan Marketing
              Association, 2.03%, 10/25/12,
              Series 97-3, Class A3*........       4,929
   1,000    Student Loan Marketing
              Association, Series 98-1,
              2.13%, 12/25/14*..............         991
   3,121    Textron Financial Corp.,
              Receivables Trust, Series
              01-A, Class A3, 1.69%,
              2/20/09* (b)..................       3,116
     639    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%,
              6/15/11* (b)..................         656
   5,000    Toyota Auto Receivables Owner
              Trust, Series 02-B, Class A3,
              3.76%, 6/15/06*...............       5,118
   3,000    Toyota Auto Receivables Owner
              Trust, Series 01-B, Class A4,
              1.28%, 10/15/07*..............       3,002
     796    UCFC Home Equity Loan, Series
              97-C, Class A7, 6.85%,
              1/15/29*......................         833
   5,000    Wachovia Asset Securitization,
              Inc., Series 02-HE1, Class A,
              1.69%, 9/27/32*...............       5,021
   5,843    Washington Mutual, Series
              02-AR5, Class 2A7, 5.70%,
              6/25/32.......................       5,920
   5,000    WFS Financial Owner Trust,
              Series 02-2, Class A3, 3.81%,
              2/20/07.......................       5,126
   5,000    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10.......................       5,262
                                              ----------
  Total Asset Backed Securities                  694,654
                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.7%):
   2,186    ABN AMRO Mortgage Corp., Series
              98-2, Class IA2, 6.30%,
              4/25/29.......................       2,207
     963    American Housing Trust, Series
              VII, Class D, 9.25%,
              11/25/20......................       1,061
   8,427    Bear Stearns Alt-A Trust, Series
              02-2, Class M1, 2.02%,
              12/25/32*.....................       8,442
   7,416    Bear Stearns Alt-A Trust, Series
              02-2, Class M2, 2.32%,
              12/25/32*.....................       7,430

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 24

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $20,220    Bear Stearns Asset Backed
              Securities, Inc., Series
              01-AC2, Class AIO, 7.25%,
              4/25/04, IO...................  $    1,022
     260    BHN Mortgage Fund, Series 97-1,
              Class A1, 2.77%, 3/25/11* (b)
              (c)...........................          26
      38    BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%, 5/31/17* (b)
              (c)...........................           4
   2,906    Cendant Mortgage Corp., Series
              01-A, Class A2, 1.82%,
              1/25/32* (b)..................       2,906
     127    Chemical Mortgage Acceptance
              Corp., Series 88-2, Class A,
              7.41%, 5/25/18*...............         128
   1,640    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A4,
              5.75%, 6/25/09................       1,685
     771    Citicorp Mortgage Securities,
              Inc., Series 88-17, Class A1,
              3.87%, 11/25/18*..............         771
     361    Citicorp Mortgage Securities,
              Inc., Series 93-10, Class A6,
              2.47%, 9/25/23*...............         363
     112    Citicorp Mortgage Securities,
              Inc., Series 95-03, Class B3,
              7.50%, 11/25/25...............         113
   1,532    Citicorp Mortgage Securities,
              Inc., Series 00-3, Class M,
              7.00%, 9/25/30................       1,569
     368    Collateralized Mortgage
              Obligation Trust, Series 50-B,
              0.00%, 10/1/18, PO............         337
     530    Collateralized Mortgage
              Obligation Trust, Series 49,
              Class C, 9.00%, 10/1/18.......         533
     299    Countrywide Funding Corp.,
              Series 94-4, Class A12, 6.95%,
              4/25/24.......................         299
     528    Countrywide Home Loans, Series
              02-HYB1, Class 5A2, 5.28%,
              7/19/32*......................         529
   3,247    Countrywide Home Loans, Series
              02-HYB1, Class B1, 5.57%,
              7/19/32*......................       3,290
   1,829    Countrywide Home Loans, Series
              02-HYB1, Class M, 5.57%,
              7/19/32*......................       1,863
   1,819    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 02-FL1A, Class B,
              2.11%, 1/15/10* (b)...........       1,828

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,413    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-FL2A, Class B,
              1.71%, 9/15/13* (b)...........  $    1,413
  11,980    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-FL2A, Class C,
              2.06%, 9/15/13* (b)...........      11,932
   4,655    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-26, Class 3A1,
              7.50%, 11/25/31...............       4,791
   3,287    Crusade Global Trust, Series
              02-1, Class A, 1.50%,
              2/20/33*......................       3,286
   7,024    First Republic Mortgage Loan
              Trust, Series 00-FRB2, Class
              A1, 1.56%, 11/15/30*..........       6,977
     364    GE Capital Mortgage Services,
              Inc., Series 93-13, Class A6,
              6.00%, 10/25/08...............         372
   1,000    GMAC, Series 01-WTCA, Class B,
              0.00%, 9/9/15 PO (b)..........         880
   2,555    Impac CMB Trust, Series 01-1,
              Class A2, 1.74%, 7/25/31*.....       2,566
   4,429    Impac CMB Trust, Series 02-5,
              Class A1, 1.69%, 7/25/32*.....       4,437
   9,464    Impac CMB Trust, Series 02-2,
              Class A1, 1.60%, 8/25/32*.....       9,463
   4,372    Impac CMB Trust, Series 03-3,
              Class M1, 2.17%, 1/25/33*.....       4,394
   7,468    Impac CMB Trust, Series 02-8,
              Class A, 1.78%, 3/25/33*......       7,496
   1,472    Impac Secured Assets CMN Owner
              Trust, Series 92-2, Class A7,
              7.50%, 1/25/30................       1,510
   4,317    Interstar Millennium Trust,
              Series 02-1G, Class A2, 1.46%,
              7/7/34*.......................       4,305
   2,000    Lehman Brothers, Series 01-LLFA,
              Class D, 1.72%, 8/16/13*
              (b)...........................       2,001
   3,590    Lehman Brothers, Series 02-LLFA,
              Class D, 1.74%, 6/14/17*
              (b)...........................       3,590
   1,617    Mellon Residential Funding
              Corp., Series 02-TBC1, Class
              B1, 2.31%, 9/15/30*...........       1,609
     808    Mellon Residential Funding
              Corp., Series 02-TBC1, Class
              B2, 2.71%, 9/15/30*...........         806
   8,275    Mellon Residential Funding
              Corp., Series 01-TBC1, Class
              B1, 2.19%, 11/15/31*..........       8,476
   3,500    Mellon Residential Funding
              Corp., Series 02-TBC2, Class
              B1, 2.16%, 8/15/32*...........       3,499
   2,624    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20*.....       2,854

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   778    Norwest Asset Securities Corp.,
              Series 97-5, Class M, 7.00%,
              4/25/12.......................  $      777
     502    Paine Webber Mortgage Acceptance
              Corp., Series 93-9, Class A4,
              7.00%, 10/25/23...............         501
   2,023    PNC Mortgage Securities Corp.,
              Series 98-2, Class 3B1, 6.75%,
              3/25/13.......................       2,021
     931    PNC Mortgage Securities Corp.,
              Series 98-3, Class 1B1, 6.75%,
              4/25/13.......................         952
     375    PNC Mortgage Securities Corp.,
              Series 93-12, Class S2,
              20.29%, 12/25/23, IF*.........         392
   1,361    PNC Mortgage Securities Corp.,
              Series 97-3, Class 1B1, 7.00%,
              5/25/27.......................       1,361
   1,785    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08.....       1,784
     161    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF*...........................         162
     165    Prudential Home Mortgage
              Securities, Series 93-60,
              Class A8, 22.06%, 12/25/23,
              IF*...........................         169
   2,770    Residential Accredited Loans,
              Inc., Series 98-QS3, Class M1,
              6.50%, 2/25/13................       2,836
   3,538    Residential Accredited Loans,
              Inc., Series 02-QS14, Class
              A8, 1.87%, 9/25/32*...........       3,546
     160    Residential Funding Mortgage
              Securities, Series 93-S42,
              Class A9, 11.73%, 10/25/08*...         167
      51    Residential Funding Mortgage
              Securities, Series 94-S1,
              Class A10, 6.75%, 1/25/24.....          52
   1,826    Ryland Mortgage Securites Corp.,
              Series 94-2, Class B1, 9.08%,
              4/25/29*......................       1,826
     183    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30.......................         192
     449    Securitized Asset Sales, Inc.,
              Series 93-7, Class TA3, 6.25%,
              12/25/23......................         451
   4,805    Sequoia Mortgage Trust, Series
              12, Class A, 1.77%,
              1/20/33*......................       4,832
   3,778    Sequoia Mortgage Trust, Series
              11, Class A, 1.77%,
              12/20/33*.....................       3,762

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   620    Structured Asset Securities
              Corp., Series 99-ALS1, Class
              B1, 6.90%, 5/25/29*...........  $      639
     146    Structured Asset Securities
              Corp., Series 01-8A, Class
              1A1, 8.00%, 5/25/31...........         148
   8,817    Structured Asset Securities
              Corp., Series 01-19, Class
              2A3, 6.50%, 1/25/32...........       9,031
   5,172    Structured Asset Securities
              Corp., Series 02-HF1, Class A,
              1.61%, 1/25/33*...............       5,169
   7,433    Washington Mutual, Series
              02-AR4, Class A7, 5.55%,
              4/25/32*......................       7,558
   1,685    Washington Mutual, Series 02-AR5
              Class I-A4, 4.84%, 6/25/32*...       1,702
   6,193    Washington Mutual, Series
              02-AR15, Class A2, 3.54%,
              11/25/32*.....................       6,202
     687    Westpac Securitization Trust,
              Series 99-1G, Class A, 1.49%,
              5/19/30*......................         685
                                              ----------
  Total Collateralized Mortgage Obligations      179,980
                                              ----------
CORPORATE BONDS (9.7%):
Airlines (0.3%):
   5,190    American Airlines, Series 02-1,
              Class G, 1.91%, 3/23/09*......       5,205
     825    Delta Airlines, Inc., 2.07%,
              1/25/08* (b)..................         825
     300    Delta Airlines, Inc., Series
              02-1, Class G2, 6.42%,
              7/2/12*.......................         325
     495    United Airlines, Inc., Series
              00-1, Class A1, 7.78%, 1/1/14*
              (c)...........................         395
                                              ----------
                                                   6,750
                                              ----------
Banking, Finance & Insurance (8.8%):
   2,295    Amresco Residential Securities
              Mortgage Loan Trust, Series
              97-1, Class M1A, 1.66%,
              3/25/27*......................       2,297
   1,000    Bear Stearns Co., Inc., 6.25%,
              7/15/05.......................       1,088
   5,000    Chase Credit Card Master Trust,
              Series 01-5, Class C, 2.31%,
              2/15/07* (b)..................       5,021
   5,000    Chase Credit Card Master Trust,
              Series 03-1, Class C, 2.28%,
              4/15/08*......................       5,018
   2,000    Cit Group Inc., 7.50%,
              11/14/03......................       2,043
   1,500    Cit Group, Inc., Series MTN1,
              1.54%, 12/5/03*...............       1,500
   1,589    CS First Boston Mortgage
              Securities Corp., Series
              02-AR2, Class 1B2, 6.46%,
              2/25/32*......................       1,632

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 26

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,900    First Republic Mortgage Loan
              Trust, Series 00-FRB1, Class
              B1, 1.82%, 6/25/30*...........  $    1,872
   3,675    Fleet Commercial Loan Master
              LLC, Series 00-1A, Class C1,
              2.79%, 11/16/07* (b)..........       3,673
   3,000    Ford Motor Credit Co., 3.20%,
              10/25/04*.....................       3,010
   1,000    Ford Motor Credit Co., 1.77%,
              7/18/05, Series MTN*..........         967
   7,000    GMAC, 3.19%, 5/19/05*...........       6,986
   2,080    GMAC, 6.13%, 9/15/06*...........       2,191
     255    GMAC, 7.25%, 3/2/11.............         262
   1,000    Household Finance Corp., 7.88%,
              3/1/07*.......................       1,180
   2,972    J. P. Morgan Chase Commercial
              Mortgage Securities, Series
              01-FL1A, Class E, 2.59%,
              7/13/13* (b)..................       2,976
  10,234    J.P. Morgan Chase Commercial
              Mortgage Securities Corp.,
              1.62%, 7/13/13, Series
              01-FLIA, Class B* (b).........      10,237
   8,218    Lehman Brothers Floating Rate
              Commercial, Series 03-LLFA,
              Class E, 2.22%, 12/16/14*
              (b)...........................       8,213
  19,900    Long Beach Mortgage Loan Trust,
              Series 03-3, Class A, 1.64%,
              7/25/33*......................      19,915
  23,468    Master Seasoned Securities
              Trust, Series 03-A, Class 3A2,
              1.72%, 2/25/33*...............      23,473
   9,199    Medallion Trust, Series 03-1G,
              Class A, 1.48%, 12/21/33*.....       9,199
     400    MGIC Investment Corp., 6.00%,
              3/15/07.......................         433
  12,828    Morgan Stanley Abs Capital I,
              Series 2003-NC6, Class A2,
              1.39%, 6/27/33*...............      12,828
   6,000    Morgan Stanley Abs Capital I,
              Series 2003-NC6, Class M1,
              1.83%, 6/27/33*...............       6,000
   9,500    Morgan Stanley Capital I, Series
              96-WF1, Class A3, 7.55%,
              11/15/28* (b).................       9,984
   1,150    Morgan Stanley Dean Witter,
              5.80%, 4/1/07*................       1,271
   9,712    Morgan Stanley Dean Witter,
              Series 03-HYB1, Class A4,
              4.20%, 3/25/33*...............       9,944

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 3,307    Morgan Stanley Dean Witter,
              Series 03-HYB1, Class B1,
              4.25%, 3/25/33................  $    3,348
   5,000    PNC Funding Corp., 1.69%,
              10/29/04*.....................       5,017
   1,250    Popular North America, Inc.,
              Series E, 6.13%, 10/15/06.....       1,393
   3,000    Popular North America, Inc.,
              4.25%, 4/1/08.................       3,125
   2,282    Salomon Brothers Mortgage
              Securities, Series 01-CB1,
              Class A, 1.58%, 1/25/29*
              (b)...........................       2,274
  22,302    Structured Asset Securities
              Corporation, Series 03-8,
              Class 2A9, 1.82%, 4/25/33*....      22,343
   1,195    Unionbancal Corp., 5.75%,
              12/1/06.......................       1,299
  10,000    Washington Mutual, Series
              02-AR15, Class A5, 4.38%,
              12/25/32*.....................      10,204
   5,000    Washington Mutual, Series
              03-AR3, Class A5, 3.93%,
              4/25/33*......................       5,131
                                              ----------
                                                 207,347
                                              ----------
Multimedia (0.1%):
   2,000    AOL Time Warner, Inc., 5.63%,
              5/1/05........................       2,124
     500    Comcast Cable Communications,
              8.13%, 5/1/04.................         525
                                              ----------
                                                   2,649
                                              ----------
Transportation & Shipping (0.0%):
     363    Regional Jet Equipment Trust,
              Series 00-1, 7.77%,
              9/5/04 (b)....................         250
                                              ----------
Utilities (0.1%):
     700    Appalachian Power Co., Series E,
              4.80%, 6/15/05................         735
     400    DTE Energy Co., 7.05%, 6/1/11...         469
     400    Exelon Generation Co., LLC,
              6.95%, 6/15/11................         465
                                              ----------
                                                   1,669
                                              ----------
Yankee & Eurodollar (0.4%):
   3,000    Banponce Corp., 6.75%,
              12/15/05......................       3,331
   1,000    British Telecom, 2.55%,
              12/15/03......................       1,003
   4,600    Household Netherlands BV, 6.20%,
              12/1/03.......................       4,688
                                              ----------
                                                   9,022
                                              ----------
  Total Corporate Bonds                          227,687
                                              ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (46.5%):
Fannie Mae (29.3%):
 $     1    6.50%, 11/1/03, Pool #44174.....  $        1
     141    5.75%, 9/1/06, Pool #411526.....         143
   3,005    8.00%, 11/25/06, Series 91-150,
              Class G.......................       3,185
   1,000    2.84%, 10/25/07, Series 92-179,
              Class FB*.....................       1,037
     636    3.01%, 10/25/07, Series 92-187,
              Class FA*.....................         640
   1,389    2.64%, 11/25/07, Series 92-190,
              Class F*......................       1,403
     227    6.50%, 11/25/07, Series 93-78,
              Class G.......................         231
     612    7.00%, 1/1/08, Pool #124660.....         649
   4,146    6.00%, 3/25/08, Series 93-209,
              Class H.......................       4,247
     120    6.50%, 4/25/08, Series 93-52,
              Class K.......................         122
      16    3.01%, 5/25/08, Series 93-63,
              Class FA*.....................          16
     110    3.06%, 5/25/08, Series 93-93,
              Class FC*.....................         110
     947    6.50%, 9/1/08, Pool #253996.....         973
   2,412    3.01%, 9/25/08, Series 93-186,
              Class F*......................       2,421
     545    8.30%, 10/25/08, Series 93-197,
              Class SC*.....................         565
      82    1.79%, 3/25/09, Series 94-89,
              Class FA*.....................          82
   5,088    0.00%, 4/25/09, Series 2002-79,
              Class PO......................       4,875
     193    3.68%, 5/1/09, Pool #433995*....         196
  18,071    1.82%, 5/25/09, Series 02-27,
              Class FW*.....................      18,191
     188    3.96%, 6/1/09, Pool #433992*....         192
   1,196    6.00%, 7/1/09, Pool #252635.....       1,258
     123    7.50%, 8/1/10, Pool #139597.....         130
     267    7.50%, 8/1/10, Pool #139598.....         284
  12,106    5.50%, 9/25/10, Series 03-19,
              Class VA......................      12,737
     504    7.50%, 10/1/10, Pool #139596....         536
     449    7.00%, 12/1/10, Pool #325522....         479

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    541    6.00%, 1/25/11, Series 01-61,
              Class VR......................  $      556
   2,784    5.50%, 1/1/12, Pool #629664.....       2,919
  10,532    7.00%, 7/18/12, Series 97-46,
              Class PT......................      11,199
   4,194    6.00%, 8/25/12, Series 01-69,
              Class IC, IO..................          45
   6,360    5.50%, 9/1/12, Pool #254470.....       6,669
     424    8.00%, 9/1/12, Pool #576799.....         456
   4,235    5.00%, 11/1/12, Pool #254508....       4,405
   5,327    5.00%, 11/1/12, Pool #254584....       5,541
   4,460    5.50%, 11/1/12, Pool #254542....       4,677
   1,179    8.00%, 11/1/12, Pool #535710....       1,267
  20,052    4.50%, 1/1/13, Pool #254646.....      20,755
  40,000    4.50%, 6/1/13, Pool #254806.....      41,325
  45,707    4.50%, 6/1/13, Pool #254758.....      47,221
  29,707    5.00%, 6/1/13, Pool #254805.....      30,907
   3,329    7.00%, 3/1/14, Pool #583108.....       3,519
     293    7.00%, 5/1/14, Pool #250045.....         312
     482    6.00%, 8/1/14, Pool #598032.....         505
   2,700    6.00%, 10/25/14, Series 02-12,
              Class PD......................       2,783
     511    8.50%, 11/1/14, Pool #533321....         564
   5,594    6.50%, 12/25/14, Series 01-45,
              Class PD......................       5,773
   2,146    5.55%, 3/1/15, Pool #207335,
              ARM*..........................       2,216
      13    4.50%, 6/1/15, Pool #28023,
              ARM*..........................          14
   9,368    5.63%, 8/1/15, Pool #323127*....       9,739
      47    4.50%, 10/1/15, Pool #28032,
              ARM*..........................          49
      75    8.00%, 2/1/16, Pool #594600.....          81
   3,797    7.00%, 3/1/16, Pool #633691.....       4,042

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 28

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   529    6.50%, 4/1/16, Pool #344051.....  $      558
     759    8.00%, 5/1/16, Pool #605390.....         814
     677    8.00%, 7/1/16, Pool #600171.....         726
   1,195    6.50%, 8/1/16, Pool #38038*.....       1,251
     593    8.00%, 8/1/16, Pool #605439.....         636
     837    8.00%, 9/1/16, Pool #618811.....         898
     356    8.00%, 10/1/16, Pool #624652....         381
   6,641    5.50%, 11/1/16, Pool #618192....       6,902
     221    4.25%, 3/1/17, Pool #47109*.....         225
   1,115    5.50%, 4/25/17, Series 02-18,
              Class PC......................       1,193
     848    8.50%, 8/1/17, Pool #454028.....         924
  16,329    6.00%, 9/1/17, Pool #656026.....      17,049
  26,929    1.72%, 11/25/17, Series 02-77,
              Class FY*.....................      27,035
  20,153    5.00%, 3/1/18, Pool #694431.....      20,849
  73,694    5.00%, 3/1/18, Pool #695812.....      76,241
  30,477    1.62%, 3/25/18, Series 03-17,
              Class FN*.....................      30,518
     431    3.11%, 5/1/18, Pool #75505,
              ARM*..........................         439
     138    3.19%, 6/1/18, Pool #70793,
              ARM*..........................         138
     400    1.89%, 6/25/18, Series 88-15,
              Class B*......................         402
   6,450    6.50%, 6/25/18, Series 02-16,
              Class VD......................       6,766
   2,897    3.69%, 11/1/18, Pool #313539*...       2,983
     991    3.98%, 11/1/18, Pool #105527,
              ARM*..........................       1,011
      24    7.25%, 2/1/19, Pool #66224,
              ARM*..........................          25
      49    8.75%, 11/25/19, Series 89-77,
              Class J.......................          54
      14    9.00%, 11/25/19, Series 89-89,
              Class H.......................          15
     721    6.01%, 1/1/20, Pool #90031,
              ARM*..........................         747

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    189    5.45%, 5/1/20, Pool #96195*.....   $     196
   1,014    10.00%, 6/25/20, Series 90-64,
              Class Z.......................       1,139
   1,492    3.27%, 7/1/20, Pool #133558,
              ARM*..........................       1,528
   2,055    6.00%, 9/25/20, Series 01-74,
              Class PA......................       2,057
     590    3.57%, 12/1/20, Pool #116590,
              ARM*..........................         606
     692    2.98%, 12/25/20, Series 90-145,
              Class A*......................         689
     492    3.66%, 4/1/21, Pool #70983,
              ARM*..........................         507
  10,636    6.62%, 7/25/21, Series 03-60,
              Class SA, IO*.................       1,131
     156    9.00%, 8/1/21, Pool #348983.....         174
   1,526    8.00%, 10/25/21, Series 91-142,
              Class Pl......................       1,665
     146    4.33%, 11/1/21, Pool #124510,
              ARM*..........................         150
     869    6.55%, 12/25/21, Series 93-137,
              Class PH......................         871
       4    8103.75%, 5/25/22, Series 92-91,
              Class SQ, IF..................         507
   4,435    7.00%, 7/25/22, Series 92-112,
              Class GB......................       4,734
   1,176    8.00%, 7/25/22, Series G92-44,
              Class ZQ......................       1,297
      43    7.25%, 8/1/22, Pool #234575.....          46
      69    5.40%, 8/25/22, Series 92-154,
              Class SA, IO..................           7
     183    7.25%, 9/1/22, Pool #198429.....         196
     134    7.25%, 9/1/22, Pool #209164.....         144
     212    7.25%, 9/1/22, Pool #184013.....         226
   1,596    10.86%, 12/25/22, Series 93-225,
              Class VO, IF*.................       1,659
     140    6.50%, 1/25/23, Series 94-51,
              Class PH......................         142
   2,024    7.74%, 2/25/23, Series 93-27,
              Class S*......................       2,119
     396    3.46%, 3/1/23, Pool #202670,
              ARM*..........................         405
   4,030    0.00%, 5/25/23, Series 93-146,
              Class E, PO...................       3,763
      93    7.50%, 6/1/23, Pool #50748......          99

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 4,230    5.00%, 7/25/23, Series 94-30,
              Class JA......................  $    4,380
     195    6.50%, 7/25/23, Series 93-119,
              Class H*......................         208
     165    16.50%, 7/25/23, Series 93-119,
              Class S.......................         166
   1,693    2.49%, 9/25/23, Series 93-165,
              Class FH*.....................       1,712
   1,090    14.85%, 10/25/23, Series 97-40,
              Class SM*.....................       1,092
     327    3.72%, 11/1/23, Pool #241828,
              ARM*..........................         338
   9,472    6.90%, 11/25/23, Series 94-62,
              Class PH......................       9,879
      75    6.00%, 12/25/23, Series 94-51,
              Class PH*.....................          75
     587    15.16%, 12/25/23, Series 93-225,
              Class VS*.....................         603
      82    3.26%, 4/1/24, Pool #276617*....          84
     289    8.50%, 10/1/24, Pool #345876....         316
     174    7.50%, 11/1/24, Pool #331955....         185
   2,083    8.00%, 11/25/24, Series 95-4,
              Class PB......................       2,126
      89    9.00%, 4/1/25, Pool #370122.....          99
      80    4.22%, 7/1/25, Pool #326092*....          82
      28    9.00%, 8/1/25, Pool #361354.....          31
     605    3.65%, 6/1/26, Pool #313555*....         630
   2,918    4.25%, 8/1/26, Pool #423291.....       3,005
     175    3.46%, 9/1/26, Pool #368815*....         179
   2,643    0.00%, 11/25/26, Series 97-47,
              Class PA, PO..................       2,618
      46    4.72%, 12/1/26, Pool #368111*...          48
     587    7.00%, 3/1/27, Pool #595470.....         622
     857    3.56%, 7/1/27, Pool #70179*.....         883
      28    4.46%, 7/1/27, Pool #123496,
              ARM*..........................          28
   1,241    7.50%, 10/20/27, Series 97-74,
              Class E.......................       1,320
     152    4.54%, 1/1/28, Pool #60679,
              ARM*..........................         155

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   383    3.75%, 11/1/28, Pool #541969*...  $      393
   2,358    5.43%, 12/1/28, Pool #535984*...       2,458
   1,379    4.26%, 3/1/29, Pool #576757*....       1,423
     205    4.46%, 5/1/29, Pool #323798,
              ARM*..........................         213
      81    0.00%, 6/25/29, Series 01-11,
              Class AP, PO..................          81
     243    4.61%, 11/1/29, Pool #524833*...         252
     195    3.54%, 4/1/30, Pool #532523*....         201
  25,000    1.97%, 4/25/30, Series 02-92,
              Class FB*.....................      25,156
     674    7.90%, 5/1/30, Pool #540206,
              ARM*..........................         694
     320    3.47%, 7/1/30, Pool #523628*....         331
     212    4.15%, 7/1/30, Pool #546016*....         218
     531    3.50%, 8/1/30, Pool #561814*....         543
     794    7.50%, 10/1/30, Pool #567874....         844
     967    5.86%, 11/1/30, Pool #594577,
              ARM*..........................       1,009
     760    12.00%, 11/1/30, Pool #
              570566*.......................         886
     895    3.98%, 1/1/31, Pool #124945,
              ARM*..........................         926
     136    3.50%, 2/1/31, Pool #581263*....         139
      61    5.86%, 2/1/31, Pool #562809,
              ARM*..........................          64
  14,902    1.57%, 2/17/31, Series 01-9,
              Class F*......................      14,928
     959    5.94%, 5/1/31, Pool #579354*....       1,005
   1,387    6.22%, 5/1/31, Pool #574565,
              ARM*..........................       1,429
   3,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................         650
   1,202    3.50%, 8/1/31, Pool #607995,
              ARM*..........................       1,230
   2,229    6.50%, 11/1/31, Pool #610671....       2,326
  28,621    4.25%, 4/1/33, Pool #699987,
              ARM*..........................      29,221
  23,086    3.71%, 5/1/33, Pool #555563,
              ARM*..........................      23,856

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 30

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $14,172    5.50%, 5/1/33, Pool #702435.....  $   14,677
     863    5.12%, 3/1/38, Pool #545182,
              ARM*..........................         891
  30,332    5.63%, 10/25/42, Series 03-W4,
              Class 5A*.....................      31,982
   4,589    7.50%, 12/25/42, Series 03-W1,
              Class 2A......................       5,124
                                              ----------
                                                 681,093
                                              ----------
Freddie Mac (14.1%):
      44    7.50%, 7/15/06, Series 1106,
              Class E.......................          44
  20,000    4.00%, 8/15/07, Series 2485,
              Class CB......................      20,410
   1,775    7.50%, 12/15/07, Series 1449,
              Class HA......................       1,877
   5,000    4.50%, 4/15/08, Series 2517,
              Class PG......................       5,025
     232    6.75%, 4/15/08, Series 1506,
              Class PH......................         241
   1,823    6.50%, 5/15/08, Series 1513,
              Class AD......................       1,877
   1,774    2.31%, 8/15/08, Series 1575,
              Class F*......................       1,785
     631    2.86%, 10/15/08, Series 1600,
              Class FB*.....................         640
   3,436    6.00%, 11/1/08, Pool #M80717....       3,543
   3,170    11.82%, 11/15/08, Series 1604,
              Class MB, IF*.................       3,349
   3,433    12.13%, 12/15/08, Series 1625,
              Class SC, IF*.................       3,587
     580    3.26%, 1/15/09, Series 1659,
              Class FC*.....................         582
     289    7.00%, 4/1/09, Pool #E00293.....         308
   1,833    6.50%, 5/15/09, Series 1628,
              Class LC......................       1,913
     434    7.50%, 8/1/09, Gold Pool
              #G10740.......................         464
   4,255    1.81%, 10/15/09, Series 2517,
              Class FE*.....................       4,242
     543    8.00%, 12/1/09, Pool #G10314....         584
   4,413    7.00%, 1/1/10, Pool #E84820.....       4,697
     443    8.00%, 1/1/10, Pool #G10307.....         476
      13    8.00%, 1/1/10, Gold Pool
              #E00355.......................          14
      53    8.00%, 4/1/10, Gold Pool
              #E00371.......................          58

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  2,074    6.50%, 9/1/10, Pool #E80051.....  $    2,193
   1,266    7.50%, 9/1/10, Gold Pool
              #E62448.......................       1,351
     432    6.00%, 6/15/11, Series 2366,
              Class VG......................         454
     149    7.00%, 8/1/11, Pool #E20257.....         158
   1,000    6.00%, 3/15/12, Series 2115,
              Class PD......................       1,028
   3,399    5.00%, 9/1/12, Pool #E91503.....       3,529
     930    5.00%, 9/1/12, Pool #E91502.....         966
   1,424    5.00%, 9/1/12, Pool #E91154.....       1,478
  10,148    5.00%, 9/1/12, Pool #E91563.....      10,536
   1,587    5.50%, 9/1/12, Pool #E91506.....       1,655
  26,251    5.50%, 10/1/12, Pool #E93400....      27,414
     175    8.00%, 10/15/12, Series 2006,
              Class I, IO...................          21
  15,136    6.50%, 8/1/13, Pool #G11135.....      15,959
     398    0.00%, 8/15/13, Series 2299,
              Class DP, PO..................         398
     773    8.00%, 9/1/13, Pool #E81098.....         826
     545    16.85%, 10/15/13, Series 1607,
              Class SA, IF*.................         602
   2,390    6.00%, 8/1/14, Pool #E81098.....       2,492
   2,785    5.00%, 11/15/15, Series 2496,
              Class BA......................       2,838
   1,697    6.50%, 6/1/16, Pool #E84244.....       1,783
   1,472    6.50%, 6/1/16, Pool #E84252.....       1,547
   2,252    6.50%, 8/1/16, Pool #E85148.....       2,367
   1,455    6.50%, 8/15/16, Series 2345,
              Class PQ......................       1,568
     412    8.00%, 9/1/16, Pool #E85304.....         445
   2,251    6.50%, 10/1/16, Pool #E85989....       2,366
   2,787    6.00%, 4/1/17, Pool #E89007.....       2,899
     589    8.00%, 6/1/17, Gold Pool
              #C90178.......................         635

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $11,316    6.66%, 12/15/17, Series 2545,
              Class S*......................  $   11,492
     218    4.20%, 3/1/18, Pool #775209,
              ARM*..........................         223
     802    4.36%, 5/1/18, Pool #840160*....         826
      75    4.50%, 6/1/18, Pool # 770223*...          77
     354    4.04%, 8/1/18, Pool #775361,
              ARM*..........................         363
     105    3.46%, 2/1/19, Pool #420108*....         108
       9    3.91%, 2/1/19, Pool #755033*....           9
   1,086    3.99%, 7/1/19, Pool #846489*....       1,114
     371    5.82%, 8/1/19, Pool #645036*....         385
      22    4.12%, 1/1/20, Pool #420166*....          22
     363    12.00%, 5/15/20, Series 2289,
              Class NA*.....................         408
   1,134    6.50%, 6/17/20, Series 40, Class
              H.............................       1,137
     719    6.00%, 11/15/20, Series 1657,
              Class G.......................         730
     227    4.24%, 1/1/21, Pool #775425,
              ARM*..........................         232
     505    2.26%, 4/15/21, Series 1071,
              Class F*......................         506
   3,663    3.50%, 11/15/21, Series 1584,
              Class HA......................       3,673
      32    5.47%, 12/1/21, Pool #645083*...          33
      47    7.85%, 12/20/21, Pool
              #2314478......................          51
      75    3.06%, 2/25/22, Series 23, Class
              FH*...........................          75
     346    4.17%, 6/1/22, Pool #846013*....         356
     128    5.23%, 6/1/22, Pool #960036,
              ARM*..........................         137
     439    8.00%, 8/15/22, Series 1343,
              Class LA......................         464
     470    2.46%, 9/15/22, Series 1370,
              Class JA*.....................         477
     441    3.37%, 10/15/22, Series 1379,
              Class W*......................         448
  10,766    7.59%, 10/25/22, Series 1, Class
              S, IO*........................       1,075
     280    6.75%, 11/15/22, Series 1552,
              Class H.......................         286

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  3,499    4.06%, 1/1/23, Pool #611299*....   $   3,597
   5,584    4.39%, 1/1/23, Pool #611203*....       5,754
     924    4.31%, 2/1/23, Pool #845297*....         955
   6,809    0.00%, 3/15/24, Series 1689,
              Class M, PO...................       6,452
     350    6.10%, 3/15/24, Series 1710,
              Class Z.......................         352
     461    4.14%, 4/1/24, Pool #755288*....         473
     269    9.00%, 2/1/25, Pool #C00387.....         299
   2,903    8.00%, 2/15/25, Series 1771,
              Class PK......................       3,092
     166    4.41%, 6/1/25, Pool #846144,
              ARM*..........................         169
     507    8.00%, 12/15/25, Series 2193,
              Class PS, IO, IF*.............          47
     387    3.89%, 6/1/26, Pool #785586,
              ARM*..........................         397
   2,150    3.90%, 12/1/26, Pool #785866,
              ARM*..........................       2,207
   1,557    4.36%, 12/1/26, Pool #755248*...       1,605
   1,079    4.23%, 1/1/27, Pool #611141*....       1,116
     950    6.00%, 5/15/27, Series 1981,
              Class Z.......................         978
   4,254    7.00%, 7/15/27, Series 1974,
              Class ZA......................       4,483
   1,457    4.07%, 8/1/27, Pool #788688*....       1,494
     855    4.00%, 11/1/27, Pool #788665*...         875
   1,042    8.00%, 11/1/27, Pool #421016....       1,132
   4,397    6.50%, 11/15/27, Series 2461,
              Class PE......................       4,479
   2,256    4.11%, 12/1/27, Pool #846774*...       2,324
      63    7.50%, 5/1/28, Pool #C35263.....          67
   3,600    6.75%, 5/15/28, Series 2057,
              Class PE......................       3,787
     629    4.53%, 7/1/28, Pool #788664*....         648
     612    8.50%, 7/1/28, Gold Pool
              #G00981.......................         663
      33    4.66%, 11/1/28, Pool #410885*...          34

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 32

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,268    4.27%, 10/1/29, Pool #786902*...  $    1,305
      62    4.14%, 11/1/29, Pool #410732*...          65
     193    4.47%, 12/1/29, Pool #846716*...         201
     894    5.80%, 1/1/30, Pool #645242*....         928
     795    4.09%, 4/1/30, Pool #846812*....         821
   5,574    4.50%, 6/1/30, Pool #420191.....       5,687
     130    3.55%, 7/1/30, Pool #390257*....         133
   4,527    4.14%, 7/1/30, Pool #611278*....       4,686
   1,221    7.50%, 10/15/30, Series 2261,
              Class ZY......................       1,308
   3,882    13.07%, 2/15/32, Series 2416,
              Class SA*.....................       4,182
   2,255    13.37%, 2/17/32, Series 2416,
              Class SH*.....................       2,456
   3,010    6.50%, 4/1/32, Pool #C66034.....       3,133
  49,634    1.76%, 6/15/33, Series 2594,
              Class OF*.....................      49,612
     785    0.00%, 9/25/42, Series T-51,
              Class 1A, PO..................         640
  12,737    5.36%, 2/25/43, Series T-54,
              Class 4A*.....................      12,705
   6,854    6.50%, 2/25/43, Series T-54,
              Class 2A......................       7,373
  17,907    6.50%, 9/25/43, Series T-51,
              Class 1A......................      19,261
                                              ----------
                                                 329,906
                                              ----------
Government National Mortgage Assoc. (3.1%):
      28    5.75%, 7/20/15, Pool #8056,
              ARM...........................          30
     200    4.38%, 1/20/16, Pool #8094*.....         209
      64    4.38%, 1/20/16, Pool #8092*.....          66
     338    4.38%, 2/20/16, Pool #8100*.....         350
     230    5.38%, 5/20/16, Pool #8127,
              ARM*..........................         239
      76    5.38%, 6/20/16, Pool #8137,
              ARM*..........................          79
      89    5.63%, 12/20/16, Pool #28178*...          92
      93    4.38%, 3/20/17, Pool #8205*.....          95

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    110    4.38%, 3/20/17, Pool #8204*.....   $     113
     264    5.38%, 5/20/17, Pool #8224*.....         273
     231    5.75%, 7/20/17, Pool #8242*.....         236
      37    5.75%, 7/20/17, Pool #8240*.....          38
      66    5.75%, 7/20/17, Pool #8243*.....          67
     995    5.75%, 8/20/17, Pool #8252*.....       1,016
     196    5.63%, 10/20/17, Pool #8276*....         202
      73    5.63%, 11/20/17, Pool #8283*....          75
      51    5.63%, 12/20/17, Pool #8294*....          53
     129    5.63%, 12/20/17, Pool #8296*....         132
     157    4.38%, 2/20/18, Pool #8320*.....         162
     191    4.38%, 2/20/18, Pool #8318*.....         198
      65    4.38%, 3/20/18, Pool #8332*.....          67
     101    4.38%, 3/20/18, Pool #8333*.....         106
      57    5.38%, 4/20/18, Pool #8342*.....          60
      42    6.25%, 8/20/18, Pool #8391*.....          43
     130    5.63%, 10/20/18, Pool #8417*....         135
     106    5.63%, 10/20/18, Pool #8416*....         109
      51    4.38%, 3/20/19, Pool #8474,
              ARM*..........................          53
     123    5.75%, 8/20/19, Pool #8537*.....         127
     301    5.75%, 9/20/19, Pool #8548*.....         308
      37    5.38%, 4/20/20, Pool #8630*.....          38
      48    5.38%, 6/20/20, Pool #8656*.....          50
      76    5.38%, 6/20/20, Pool #8653*.....          78
      75    5.63%, 10/20/20, Pool #8704*....          77
     114    6.13%, 12/20/20, Pool #8727*....         118

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   131    7.85%, 12/20/20, Pool #289683...  $      142
     169    7.85%, 12/20/20, Pool #289712...         182
     682    4.38%, 1/20/21, Pool #8738*.....         708
      59    7.85%, 1/20/21, Pool #289660....          64
     859    4.38%, 3/20/21, Pool #8762*.....         892
      48    5.38%, 5/20/21, Pool #8784*.....          50
     266    5.38%, 5/20/21, Pool #8785*.....         276
      71    5.38%, 5/20/21, Pool #8786,
              ARM*..........................          74
     230    5.38%, 6/20/21, Pool #8796*.....         238
     182    5.75%, 8/20/21, Pool #8826*.....         186
   6,127    1.57%, 9/26/21, Series 02-31,
              Class FC*.....................       6,134
      32    5.63%, 10/20/21, Pool #8859*....          33
     343    7.40%, 10/20/21, Pool #289752...         365
     383    7.40%, 10/20/21, Pool #313393...         408
      38    5.63%, 11/20/21, Pool #8875*....          39
     332    5.63%, 11/20/21, Pool #28871*...         342
     302    5.63%, 12/20/21, Pool #8882*....         311
      33    4.38%, 1/20/22, Pool #8897*.....          34
     176    4.38%, 1/20/22, Pool #8898*.....         181
      66    4.38%, 1/20/22, Pool #8902,
              ARM*..........................          68
     217    7.40%, 2/20/22, Pool #314483....         231
      58    4.38%, 3/20/22, Pool #8931*.....          60
     171    7.40%, 3/20/22, Pool #314500....         182
     323    5.38%, 4/20/22, Pool #8956*.....         335
     100    5.38%, 4/20/22, Pool #8950*.....         104
      17    5.38%, 4/20/22, Pool #8960,
              ARM*..........................          17

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    864    5.38%, 5/20/22, Pool #8972*.....   $     896
     486    5.38%, 5/20/22, Pool #8976*.....         503
     537    5.38%, 5/20/22, Pool #8974*.....         556
      50    5.38%, 6/20/22, Pool #8994*.....          51
      52    5.38%, 6/20/22, Pool #8990*.....          54
     982    5.38%, 6/20/22, Pool #8992*.....       1,018
     222    5.38%, 6/20/22, Pool #8996*.....         230
     418    5.75%, 8/20/22, Pool #8038*.....         427
     477    5.75%, 8/20/22, Pool #8041*.....         487
     200    7.25%, 8/20/22, Pool #334396....         213
     205    7.25%, 8/20/22, Pool #334406....         217
     116    5.75%, 9/20/22, Pool #8042,
              ARM*..........................         118
     335    5.75%, 9/20/22, Pool #8052*.....         342
      39    5.63%, 11/20/22, Pool #8084*....          40
     402    7.25%, 11/20/22, Pool #334422...         427
     162    5.63%, 12/20/22, Pool #8089,
              ARM*..........................         166
      58    5.63%, 12/20/22, Pool #8087,
              ARM*..........................          60
      62    5.63%, 12/20/22, Pool #8113,
              ARM*..........................          64
      41    4.38%, 1/20/23, Pool #8115,
              ARM*..........................          42
     119    4.38%, 2/20/23, Pool #8144,
              ARM*..........................         123
     164    4.38%, 2/20/23, Pool #8146,
              ARM*..........................         169
      93    7.25%, 3/20/23, Pool #362094....          99
     102    5.38%, 4/20/23, Pool #8188,
              ARM*..........................         106
     212    5.38%, 4/20/23, Pool #8052*.....         220
      47    5.38%, 5/20/23, Pool #8208*.....          49
     756    5.38%, 5/20/23, Pool #8191*.....         783

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 34

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   980    5.38%, 6/20/23, Pool #8216*.....  $    1,016
      90    5.38%, 6/20/23, Pool #8217*.....          93
     348    5.38%, 6/20/23, Pool #8226*.....         361
      91    5.75%, 8/20/23, Pool #8270*.....          93
     736    5.75%, 9/20/23, Pool #8279*.....         751
     304    7.50%, 10/20/23, Pool #1429.....         324
     308    5.63%, 11/20/23, Pool #8324*....         317
      46    5.63%, 12/20/23, Pool #8348*....          47
      47    5.63%, 12/20/23, Pool #8337,
              ARM*..........................          49
   2,468    4.38%, 1/20/24, Pool #8351*.....       2,544
      82    4.38%, 2/20/24, Pool #8362*.....          85
     621    5.38%, 4/20/24, Pool #8398*.....         643
      31    5.38%, 5/20/24, Pool #8418*.....          32
     455    5.38%, 5/20/24, Pool #8419*.....         471
     171    5.38%, 5/20/24, Pool #8420*.....         177
     104    5.38%, 5/20/24, Pool #8421*.....         108
     894    7.00%, 6/15/24, Pool #378315....         950
     563    5.38%, 6/20/24, Pool #8443*.....         584
     750    5.75%, 9/20/24, Pool #8502*.....         766
   3,896    5.75%, 9/20/24, Pool #8506......       3,974
     326    9.00%, 11/15/24, Pool #780029...         364
     129    4.38%, 3/20/25, Pool #8605*.....         133
     373    5.38%, 5/20/25, Pool #8628*.....         387
   2,429    9.50%, 7/15/25, Pool #781090....       2,739
     571    8.00%, 7/20/25, Pool #2036......         613
      57    5.63%, 10/20/25, Pool #8722*....          59

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  6,052    5.63%, 11/20/25, Pool #8746*....   $   6,233
     381    1.86%, 12/16/25, Series 00-35,
              Class F*......................         383
     512    5.63%, 12/20/25, Pool #8767*....         528
   1,007    4.38%, 3/20/26, Pool #8832*.....       1,039
      59    5.75%, 7/20/26, Pool #28928*....          60
      90    5.75%, 7/20/26, Pool #8913*.....          91
     691    8.00%, 8/20/26, Pool #2270......         742
     606    5.63%, 10/20/26, Pool #80000*...         624
     608    0.00%, 12/16/26, Series 99-15,
              Class PE, PO..................         608
     136    4.38%, 1/20/27, Pool #80030*....         140
     943    4.38%, 2/20/27, Pool #80047,
              ARM*..........................         973
     141    4.38%, 2/20/27, Pool #80045*....         145
     176    4.38%, 3/20/27, Pool #80052,
              ARM*..........................         182
     162    5.38%, 5/20/27, Pool #80072*....         168
   1,063    5.38%, 6/20/27, Pool #80085,
              ARM*..........................       1,102
   1,360    5.75%, 7/20/27, Pool #80094*....       1,388
     141    6.75%, 7/20/27, Pool #80092.....         144
   3,004    5.75%, 8/20/27, Pool #80104,
              ARM*..........................       3,066
   1,311    5.75%, 8/20/27, Pool #80106*....       1,338
      82    5.75%, 9/20/27, Pool #80115*....          84
     103    5.75%, 9/20/27, Pool #80127*....         105
     156    5.75%, 9/20/27, Pool #80112,
              ARM*..........................         159
     324    8.00%, 10/15/27, Pool #412336...         350
     143    5.63%, 11/20/27, Pool #80138,
              ARM*..........................         147
     998    5.63%, 11/20/27, Pool #80134*...       1,027
     663    7.13%, 11/20/27, Pool #80136....         682

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   207    5.63%, 12/20/27, Pool #80143,
              ARM*..........................  $      213
     208    4.38%, 2/20/28, Pool #80171*....         214
   1,596    4.25%, 3/20/28, Pool #80175,
              ARM*..........................       1,643
     161    4.38%, 3/20/28, Pool #80178*....         166
     172    5.38%, 4/20/28, Pool #80188*....         178
     817    5.38%, 5/20/28, Pool #80198*....         848
  38,041    5.50%, 6/20/32, Series 03-21,
              Class PI, IO..................       6,631
                                              ----------
                                                  73,291
                                              ----------
  Total U.S. Government Agency Mortgages       1,084,290
                                              ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.2%):
Freddie Mac (0.2%):
   5,000    3.50%, 9/15/07..................       5,232
                                              ----------
  Total U.S. Government Agency Securities          5,232
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. TREASURY OBLIGATIONS (0.5%):
U.S. Treasury Inflation Protected Bonds (0.5%):
 $ 4,552    3.63%, 1/15/08..................  $    5,108
   2,010    3.88%, 1/15/09..................       2,581
   2,500    3.50%, 1/15/11..................       2,999
                                              ----------
  Total U.S. Treasury Obligations                 10,688
                                              ----------
INVESTMENT COMPANIES (4.0%):
  93,297    One Group Prime Money Market
              Fund, Class I (d).............      93,297
                                              ----------
  Total Investment Companies                      93,297
                                              ----------
REPURCHASE AGREEMENT (1.4%):
 $32,572    State Street Bank and Trust,
              0.65%, 7/1/03 (Proceeds at
              maturity $32,573,
              collateralized by various U.S.
              Government securities)........      32,572
                                              ----------
  Total Repurchase Agreement                      32,572
                                              ----------
Total (Cost $2,311,799) (a)                   $2,328,400
                                              ==========

------------
Percentages indicated are based on net assets of $2,336,266.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $22,980
                   Unrealized depreciation......................   (6,379)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $16,601
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Investment in affiliate.

 * The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 36

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES (9.0%):
$    650    Advanta Mortgage Loan Trust,
              Series 00-2, Class A6, 7.72%,
              3/25/15......................  $      729
     239    Advanta Mortgage Loan Trust,
              Series 99-3, Class A4, 7.75%,
              10/25/26.....................         256
     750    Advanta Mortgage Loan Trust,
              Series 97-1, Class A6, 1.52%,
              5/25/27*.....................         750
     418    Advanta Mortgage Loan Trust,
              Series 99-2, Class A6, 6.82%,
              5/25/29......................         456
     100    American Express Master Trust,
              Series 00-5, Class A, 1.45%,
              4/15/08*.....................         100
     200    American Express Master Trust,
              Series 00-1, Class A, 7.20%,
              9/17/07......................         219
       1    Americredit Automobile
              Receivables Trust, Series
              00-A, Class A-3, 7.15%,
              8/12/04......................           1
     410    Americredit Automobile
              Receivables Trust, Series
              00-1, Class B, 7.16%,
              9/5/05.......................         423
   1,745    Americredit Automobile
              Receivables Trust, Series
              02-1, Class A3, 4.23%,
              10/6/06......................       1,802
     925    Americredit Automobile
              Receivables Trust, Series
              00-A, Class A4, 7.29%,
              12/12/06.....................         949
   6,650    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08.....................       6,921
   1,000    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09......................       1,047
     150    Americredit Automobile
              Receivables Trust, Series
              02-C, Class A4, 3.55%,
              2/12/09......................         154
     484    Americredit Automobile
              Receivables Trust, Series
              01-B, Class A4, 5.37%,
              6/12/08......................         504
     600    Americredit Automobile
              Receivables Trust, Series
              02-B, Class A4, 4.46%,
              4/12/09......................         628
     500    Amortizing Residential
              Collateral Trust, Series
              02-BC6, Class M1, 2.07%,
              8/25/32*.....................         501
     319    Amresco Residential Securities
              Mortgage Loan, Series 98-1,
              Class A4, 6.55%, 6/25/26.....         325

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$     72    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04...............  $       72
   1,070    Associates Automobile
              Receivables Trust, Series
              00-1, Class M, 7.51%,
              5/15/05......................       1,086
     183    BankBoston Home Equity Loan
              Trust, Series 98-2, Class A5,
              6.14%, 2/25/19...............         189
     374    Bayview Financial Acquisition
              Trust, Series 02-CA, Class
              M1, 2.07%, 4/25/32* (b)......         373
     985    Brazos Student Loan Finance
              Corp., Series 94-A, Class C1,
              3.07%, 6/1/19*...............         987
     600    Brazos Student Loan Finance
              Corp., Series 94-A, Class B1,
              2.57%, 6/1/19*...............         600
     700    Capital One Master Trust,
              Series 01-7A, Class A, 3.85%,
              8/15/07......................         722
     300    Capital One Master Trust,
              Series 02-3A, Class B, 4.55%,
              2/15/08......................         311
     675    Capital One Master Trust,
              Series 00-2, Class B, 7.35%,
              8/15/08......................         726
   1,225    Capital One Master Trust,
              Series 01-8A, Class A, 4.60%,
              8/17/09......................       1,306
   1,000    Capital One Master Trust,
              Series 01-5, Class A, 5.30%,
              6/15/09......................       1,077
      35    Chase Credit Card Master Trust,
              Series 99-3, Class A, 6.66%,
              1/15/07......................          37
     104    Chase Credit Card Master Trust,
              Series 01-2, Class A, 1.30%,
              9/15/08*.....................         104
   1,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 2.00%, 1/25/32*........       1,002
     273    Chase Funding Mortgage Loan,
              Series 02-1, Class 1A1,
              1.18%, 2/25/17*..............         273
     190    Chase Funding Mortgage Loan,
              Series 02-2, Class 1A4,
              4.88%, 8/25/28...............         200
     123    Chase Funding Mortgage Loan,
              Series 99-3, Class 11A1,
              1.37%, 9/25/29*..............         123

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$     35    Chase Loan Obligations USA
              Trust, Series 00-1A, Class A,
              1.58%, 2/15/06* (b)..........  $       35
     325    Chase Manhattan Auto Owner
              Trust, Series 00-A, Class A4,
              6.26%, 6/15/07...............         335
     104    Chase Manhattan Auto Owner
              Trust, Series 00-A, Class
              CTFS, 6.48%, 6/15/07.........         107
     325    Chase Manhattan Auto Owner
              Trust, Series 02-A, Class
              CTFS, 4.17%, 9/15/08.........         335
     200    Chemical Master Credit Card
              Trust, Series 96-2, Class A,
              5.98%, 9/15/08...............         213
      26    CIT Equipment Collateral,
              Series 01-1, Class A3, 5.23%,
              10/20/04.....................          26
   5,000    CIT RV Trust, Series 98-A,
              Class B, 6.29%, 1/15/17......       5,300
     265    Citibank Credit Card Issuance
              Trust, Series 00-C1, Class
              C1, 7.45%, 9/15/07...........         293
     120    Citibank Credit Card Issuance
              Trust, Series 02-C1, Class C,
              2.30%, 2/9/09................         120
     135    Citibank Credit Card Issuance
              Trust, Series 01-C3, Class
              C3, 6.65%, 5/15/08...........         149
      50    Citibank Credit Card Issuance
              Trust, Series 02-C3, Class
              C3, 2.40%, 12/15/09..........          50
     215    Citibank Credit Card Master
              Trust I, Series 98-9, Class
              B, 5.55%, 1/9/06.............         220
   1,339    Citibank Credit Card Master
              Trust I, Series 99-1, Class
              B, 5.75%, 2/15/06............       1,377
   7,830    Citibank Credit Card Master
              Trust I, Series 97-6, Class
              A, 0.00%, 8/15/06, PO........       7,735
     170    Citibank Credit Card Master
              Trust I, Series 99-7, Class
              B, 6.90%, 11/15/06...........         182
     596    Citibank Credit Card Master
              Trust I, Series 99-5, Class
              B, 6.30%, 5/15/08............         661
     210    Citibank Credit Card Master
              Trust I, Series 99-2, Class
              B, 6.15%, 3/10/11............         240
     475    CNH Equipment Trust, Series
              00-A, Class A4, 7.34%,
              2/15/07......................         486

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  1,734    Copelco Capital Funding Corp.,
              Series 99-B, Class A4, 6.90%,
              12/18/04.....................  $    1,752
     112    Countrywide Asset Backed
              Certificates, Series 00-1,
              Class AF4, 8.14%, 12/25/27...         116
     175    Countrywide Home Equity Loan
              Trust, Series 97-D, Class A,
              1.51%, 12/15/23..............         173
   1,257    CS First Boston Mortgage
              Securities Corp., Series
              02-HE4, Class AF, 5.51%,
              8/25/32......................       1,347
     142    Daimler Chrysler Auto Trust,
              Series 00-A, Class A4, 7.23%,
              1/6/05.......................         145
      12    Daimler Chrysler Auto Trust,
              Series 00-C, Class A3, 6.82%,
              9/6/04.......................          12
     265    Daimler Chrysler Auto Trust,
              Series 02-B, Class A3, 2.93%,
              6/6/06.......................         270
     131    Daimler Chrysler Auto Trust,
              Series 02-B, Class A4, 3.53%,
              12/6/07......................         136
     175    Daimler Chrysler Auto Trust,
              Series 02-C, Class A4, 3.09%,
              1/8/08.......................         180
   5,000    Dayton Hudson Credit Card
              Master Trust, Series 98-1A,
              5.90%, 5/25/06...............       5,020
     274    Dealer Auto Receivables Trust,
              Series 00-1, Class A4, 7.12%,
              3/15/05......................         276
   1,000    Discover Card Master Trust I,
              Series 98-6, Class B, 6.05%,
              1/17/06......................       1,007
   1,000    Discover Card Master Trust I,
              Series 93-3, Class A, 6.20%,
              5/16/06......................       1,020
     355    Discover Card Master Trust I,
              Series 99-5, Class A, 1.49%,
              12/18/06*....................         355
     207    Discover Card Master Trust I,
              Series 00-1, Class A, 1.48%,
              8/16/07*.....................         208
     363    EQCC Home Equity Loan Trust,
              Series 98-2, Class A6F,
              6.16%, 4/15/08...............         373
      78    EQCC Home Equity Loan Trust,
              Series 96-4, Class A7, 7.14%,
              6/15/23......................          79

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 38

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  1,380    Equity One, Inc., Series 02-1,
              Class AF2, 5.52%, 8/25/32....  $    1,428
      99    Ford Credit Auto Owner Trust,
              Series 00-E, Class A4, 6.74%,
              6/15/04......................          99
     690    Ford Credit Auto Owner Trust,
              Series 00-E, Class B, 6.99%,
              2/15/05......................         707
   1,445    Ford Credit Auto Owner Trust,
              Series 00-G, Class B, 6.92%,
              4/15/05......................       1,495
   1,040    Ford Credit Auto Owner Trust,
              Series 01-B, Class B, 5.71%,
              9/15/05......................       1,082
   2,500    Ford Credit Auto Owner Trust,
              Series 02-D, Class A3A,
              2.68%, 2/15/06...............       2,544
     450    Ford Credit Auto Owner Trust,
              Series 02-A, Class B, 4.79%,
              11/15/06.....................         471
      95    Ford Credit Auto Owner Trust,
              Series 02-C, Class B, 4.22%,
              12/15/06.....................         100
     200    Ford Credit Auto Owner Trust,
              Series 02-C, Class C, 4.81%,
              3/15/07......................         208
     102    Ford Credit Auto Owner Trust,
              Series 02-B, Class A2A,
              2.97%, 6/15/04...............         103
     179    Ford Credit Auto Owner Trust,
              Series 02-D, Class A2A,
              2.10%, 3/15/05...............         180
     959    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 99-A, Class A6, 6.84%,
              3/15/10......................         977
      23    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 97-C, Class A1, 6.49%,
              2/15/18......................          23
     198    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 98-A, Class A1C,
              6.18%, 6/15/19...............         200
     110    Harley-Davidson Motorcycle
              Trust, Series 02-1, Class A2,
              4.50%, 1/15/10...............         116
     117    Heller Equipment Trust, Series
              99-2, Class A4, 6.79%,
              3/14/07......................         118
      80    Honda Auto Receivables Owner
              Trust, Series 00-1, Class A3,
              6.62%, 7/15/04...............          81

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    535    Honda Auto Receivables Owner
              Trust, Series 01-2, Class A3,
              4.67%, 3/18/05...............  $      541
     806    Household Automotive Trust,
              Series 00-1, Class A4, 7.48%,
              12/18/06.....................         832
   3,100    Household Automotive Trust,
              Series 01-2, Class A4, 5.39%,
              8/17/08......................       3,253
     260    Household Private Label Credit
              Card Master Note Trust I,
              Series 02-1, Class A, 5.50%,
              1/18/11......................         286
     500    J.C. Penney Master Credit Card
              Trust, Series E, Class A,
              5.50%, 6/15/07...............         509
     467    J.P. Morgan Commercial Mortgage
              Financial Corp., Series
              98-C6, Class A1, 6.37%,
              1/15/30......................         472
     215    MBNA Credit Card Master Note
              Trust, Series 01-C1, Class
              C1, 2.36%, 10/15/08*.........         215
     130    MBNA Credit Card Master Note
              Trust, Series 02-B1, Class
              B1, 5.15%, 7/15/09...........         141
      85    MBNA Credit Card Master Note
              Trust, Series 02-C1, Class
              C1, 6.80%, 7/15/14...........          93
     670    MBNA Credit Card Master Note
              Trust, Series 01-A1, Class
              A1, 5.75%, 10/15/08..........         741
      55    MBNA Credit Card Master Note
              Trust, Series 02-C5, Class
              C5, 4.05%, 1/15/08...........          57
      40    MBNA Credit Card Master Note
              Trust, Series 03-A1, Class
              A1, 3.30%, 7/15/10...........          41
      50    MBNA Master Credit Card Trust,
              Series 96-J, Class B, 1.67%,
              1/15/06*.....................          50
   1,500    MBNA Master Credit Card Trust,
              Series 99-A, Class C, 6.65%,
              7/17/06 (b)..................       1,541
   1,234    MBNA Master Credit Card Trust,
              Series 99-H, Class A, 1.50%,
              9/15/06*.....................       1,236
     150    MBNA Master Credit Card Trust,
              Series 99-M, Class A, 6.60%,
              4/16/07......................         161
     350    MBNA Master Credit Card Trust,
              Series 00-A, Class C, 7.90%,
              7/16/07 (b)..................         377

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    100    MBNA Master Credit Card Trust,
              Series 00-I, Class C, 7.65%,
              1/15/08 (b)..................  $      109
     115    MBNA Master Credit Card Trust,
              Series 99-D, Class D, 6.50%,
              11/17/08.....................         128
   1,000    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)..................       1,164
   1,000    MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 2.88%,
              6/15/12*.....................       1,020
     167    MBNA Master Credit Card Trust,
              Series 00-D, Class A, 1.51%,
              9/15/09*.....................         168
      65    MNBA Master Credit Card Trust,
              Series 99-B, Class C, 6.65%,
              8/15/11......................          72
     116    Navistar Financial Corp.,
              Series 00-A, Class A4, 7.34%,
              1/15/07......................         118
     351    Nissan Auto Receivables Owner
              Trust, Series 01-B, Class A3,
              4.99%, 2/15/05...............         354
   1,200    Nissan Auto Receivables Owner
              Trust, Series 01-A, Class A4,
              5.75%, 6/15/06...............       1,226
     225    Nissan Auto Receivables Owner
              Trust, Series 01-C, Class A4,
              4.80%, 2/15/07...............         235
   1,669    Onyx Acceptance Auto Trust,
              Series 00-B, Class A4, 7.38%,
              8/15/05......................       1,700
     650    Onyx Acceptance Auto Trust,
              Series 01-B, Class A4, 5.49%,
              11/15/07.....................         678
     480    Onyx Acceptance Auto Trust,
              Series 01-C, Class A4, 5.23%,
              5/15/08......................         502
     497    Onyx Acceptance Auto Trust,
              Series 02-A, Class A4, 4.60%,
              10/15/08.....................         526
      24    PNC Student Loan Trust I,
              Series 97-2, Class A6, 6.57%,
              1/25/04......................          24
     400    PNC Student Loan Trust I,
              Series 97-2, Class A7, 6.73%,
              1/25/07......................         427
   1,750    Prime Credit Card Master Trust,
              Series 00-E, Class A4, 6.70%,
              10/15/09.....................       1,916

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  2,000    Providian Gateway Master Trust,
              Series 02-B, Class A, 1.88%,
              6/15/09 (b)..................   $   2,009
     427    Railcar Trust, Series 92-1,
              7.75%, 6/1/04................         442
   1,000    Residential Asset Mortgage
              Products, Inc., Series
              01-RS3, Class AI4, 6.29%,
              10/25/31.....................       1,036
     188    Residential Asset Securities
              Corp., Series 00-KS2, Class
              AI4, 7.90%, 10/25/28.........         199
   2,271    Residential Asset Securities
              Corp., Series 00-KS4, Class
              AI4, 7.59%, 12/25/28.........       2,358
     500    Residential Asset Securities
              Corp., Series 00-KS3, Class
              AI6, 7.81%, 7/25/31..........         553
     200    Residential Asset Securities
              Corp., Series 01-KS1, Class
              AI6, 6.35%, 3/25/32..........         216
     842    Residential Asset Securities
              Corp., Series 00-KS5, Class
              AII, 1.28%, 12/25/31*........         843
     275    Residential Funding Mortgage
              Securities II, Series 00-HI1,
              Class AI7, 8.29%, 2/25/25....         306
   1,484    Saxon Asset Securities Trust,
              Series 99-1, Class AF6,
              6.35%, 2/25/29...............       1,543
     352    Saxon Asset Securities Trust,
              Series 01-2, Class AF3,
              5.56%, 8/25/16...............         355
     500    Sears Credit Account Master
              Trust, Series 00-2, Class A,
              6.75%, 9/16/09...............         553
     210    SSB Auto Loan Trust, Series
              02-1, Class A4, 2.89%,
              2/15/09......................         216
     390    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08................         445
      50    Standard Credit Card Master
              Trust, Series 95-9, Class B,
              6.65%, 10/7/07...............          55
     185    Sterling Automobile Loan
              Securitization, Series 00-1,
              Class A, 6.61%,
              2/15/08 (b)..................         189
   1,279    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%,
              6/15/11 (b)..................       1,311
   3,000    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08.......................       3,217

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 40

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    189    Vanderbilt Mortgage Finance,
              Series 96-A, Class A5, 7.43%,
              4/7/26.......................  $      203
     143    Vanderbilt Mortgage Finance,
              Series 01-B, Class A2, 5.17%,
              2/7/14.......................         146
     102    WFS Financial Owner Trust,
              Series 00-D, Class A3, 6.83%,
              7/20/05......................         102
     200    WFS Financial Owner Trust,
              Series 02-2, Class A3, 3.81%,
              2/20/07......................         205
   2,300    WFS Financial Owner Trust,
              Series 03-1, Class A3, 2.03%,
              8/20/07......................       2,324
     363    WFS Financial Owner Trust,
              Series 00-A, Class A4, 7.41%,
              9/20/07......................         374
     192    WFS Financial Owner Trust,
              Series 02-1, Class A4A,
              4.87%, 9/20/09...............         204
   8,000    WFS Financial Owner Trust,
              Series 03-2, Class A4, 2.41%,
              12/20/10.....................       8,049
                                             ----------
  Total Asset Backed Securities                 113,584
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%):
      70    Chase Mortgage Finance Corp.,
              Series 94-C, Class A6, 6.25%,
              2/25/10......................          71
     219    Chase Mortgage Finance Corp.,
              Series 99-S9, Class A3,
              6.25%, 7/25/14...............         225
     107    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z,
              6.75%, 2/25/25...............         108
     564    Chase Mortgage Finance Corp.,
              Series 98-S8, Class A2,
              6.00%, 1/25/29...............         573
     144    Chemical Mortgage Securites,
              Inc., Series 96-1, Class A9,
              7.25%, 1/25/26...............         144
     995    Citicorp Mortgage Securities,
              Inc., Series 94-2, Class A4,
              6.00%, 1/25/09...............       1,016
     348    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A8,
              5.75%, 6/25/09...............         352
     571    Citicorp Mortgage Securities,
              Inc., Series 94-3, Class A4,
              6.50%, 2/25/24...............         584

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    324    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25...............  $      326
       7    CMC Securities Corp. III,
              Series 94-B, Class A5, 6.00%,
              2/25/09......................           7
      17    CMC Securities Corp. III,
              Series 98-2, Class A4, 5.85%,
              11/25/28.....................          17
      54    Collateralized Mortgage
              Securities Corp., Series
              88-2, Class B, 8.80%,
              4/20/19......................          54
     269    Countrywide Funding Corp.,
              Series 94-10, Class A7,
              6.00%, 5/25/09...............         270
     112    Countrywide Funding Corp.,
              Series 94-7, Class A7, 6.50%,
              3/25/24......................         112
     105    Countrywide Funding Corp.,
              Series 94-4, Class A12,
              6.95%, 4/25/24...............         105
      88    Countrywide Home Loans, Series
              99-2, Class A6, 6.25%,
              4/25/14......................          88
      81    Countrywide Home Loans, Series
              97-4, Class A, 8.00%,
              8/25/27......................          83
     177    Countrywide Home Loans, Series
              98-23, Class A, 6.50%,
              2/25/29......................         179
     613    GE Capital Mortgage Services,
              Inc., Series 94-15, Class A5,
              6.00%, 4/25/09...............         618
     314    Housing Securities, Inc.,
              Series 94-2, Class A1, 6.50%,
              7/25/09......................         321
     229    ICI Funding Corp. Secured
              Assets Corp., Series 97-3,
              Class A7, 7.25%, 9/25/27.....         229
     432    Impac CMB Trust, Series 03-3,
              Class M1, 2.17%, 1/25/33*....         435
     100    Kidder Peabody Mortgage Asset
              Trust, Series A, Class A1,
              6.50%, 2/22/17...............         100
      53    Merrill Lynch Trust, Series 44,
              Class G, 9.00%, 8/20/20......          57
      13    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21, PO.................          12
     710    Morserv, Inc., Series 96-2,
              Class 1A4, 7.25%, 11/25/26...         725

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$     33    Norwest Asset Securities Corp.,
              Series 96-2, Class A9, 7.00%,
              9/25/11......................  $       33
      23    Norwest Asset Securities Corp.,
              Series 99-15, Class A1,
              6.25%, 6/25/14...............          23
   1,888    Norwest Asset Securities Corp.,
              Series 98-25, Class A5,
              6.00%, 12/25/28..............       1,891
      18    Paine Webber CMO Trust, Series
              J, Class 3, 8.80%, 5/1/18....          19
      82    Paine Webber CMO Trust, Series
              L, Class 4, 8.95%, 7/1/18....          90
     502    Paine Webber Mortgage
              Acceptance Corp., Series
              93-9, Class A4, 7.00%,
              10/25/23.....................         501
      65    PNC Mortgage Securities Corp.,
              Series 95-2, Class A4, 6.75%,
              6/25/16......................          65
       9    PNC Mortgage Securities Corp.,
              Series 98-12, Class 4A4,
              6.50%, 1/25/29...............           9
   1,190    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08....       1,189
     425    Prudential Home Mortgage
              Securities, Series 93-47,
              Class A11, 6.10%, 12/25/23...         426
     153    Prudential Home Mortgage
              Securities, Series 94-3,
              Class A10, 6.50%, 2/25/24....         154
      38    Prudential Home Mortgage
              Securities, Series 94-25,
              Class A7, 7.50%, 8/25/24.....          38
     601    Residential Accredit Loans,
              Inc., Series 97-QS9, Class
              A8, 7.25%, 9/25/27...........         606
      65    Residential Funding Mortgage
              Securities I, Series 93-S20,
              Class A14, 15.58%, 6/25/08,
              IF*..........................          66
     178    Residential Funding Mortgage
              Securities I, Series 93-S25,
              Class A3, 6.50%, 7/25/08.....         180
       9    Residential Funding Mortgage
              Securities I, Series 93-S25,
              Class A5, 18.37%, 7/25/08,
              IF*..........................           9
     281    Residential Funding Mortgage
              Securities I, Series 93-S36,
              Class A13, 14.02%, 10/25/08,
              IF*..........................         294

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    131    Residential Funding Mortgage
              Securities I, Series 93-S48,
              Class A3, 6.50%, 12/25/08....  $      132
     620    Residential Funding Mortgage
              Securities I, Series 96-S13,
              Class A5, 7.00%, 5/25/11.....         636
     428    Residential Funding Mortgage
              Securities I, Series 96-S21,
              Class M1, 7.50%, 10/25/11....         436
      54    Residential Funding Mortgage
              Securities I, Series 98-S7,
              Class A1, 6.50%, 3/25/13.....          54
     192    Residential Funding Mortgage
              Securities I, Series 98-S18,
              Class A1, 6.50%, 8/25/13.....         195
      24    Residential Funding Mortgage
              Securities I, Series 96-S9,
              Class A10, 7.25%, 4/25/26....          25
      13    Residential Funding Mortgage
              Securities I, Series 99-S7,
              Class A11, 6.50%, 3/25/29....          13
     281    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S9, Class 1A1, 6.50%,
              4/25/13......................         282
      33    Residential Funding Mortgage
              Securities I, Series 01-S28,
              Class A1, 6.00%, 12/25/16....          33
     183    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30......................         192
     155    Securitized Asset Sales, Inc.,
              6.12%, 3/25/09...............         157
      71    Structured Mortgage Asset
              Residential Trust, Series
              93-2A, Class AE, 7.60%,
              3/25/09......................          73
     702    United States Department of
              Veterans Affairs, Series
              92-2, Class G, 7.25%,
              2/15/19......................         713
      52    Vendee Mortgage Trust, Series
              96-3, Class 1H, 6.75%,
              12/15/03.....................          53
     208    Vendee Mortgage Trust, Series
              93-3, Class 2ZA, 6.50%,
              6/15/20......................         215
     122    Vendee Mortgage Trust, Series
              94-3C, Class 3, 9.78%,
              3/15/21......................         143
     250    Vendee Mortgage Trust, Series
              00-2, Class D, 7.50%,
              9/15/26......................         256

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 42

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$     72    Wells Fargo Mortgage Backed
              Securities Trust, Series
              01-29, Class A1, 6.00%,
              12/25/16.....................  $       74
                                             ----------
  Total Collateralized Mortgage Obligations      16,086
                                             ----------
CORPORATE BONDS (18.0%):
Airlines (0.3%):
     948    American Airlines, Series 02-1,
              Class G, 1.91%, 3/23/09......         951
   1,824    Southwest Airlines Co., Series
              01-1, Class A1, 5.10%,
              5/1/06.......................       1,946
   1,770    United Airlines, Inc., Series
              01-1, Class A2, 6.20%,
              9/1/08 (c)...................       1,485
                                             ----------
                                                  4,382
                                             ----------
Aluminum (0.1%):
   1,455    Alcoa, Inc., 7.25%, 8/1/05.....       1,621
                                             ----------
Automotive (0.3%):
   4,000    Daimler Chrysler NA Holdings,
              4.05%, 6/4/08................       3,966
                                             ----------
Banking, Finance & Insurance (12.1%):
   1,160    African Development Bank,
              9.75%, 12/15/03..............       1,206
   1,500    AIG Sun America Global
              Financial Index, 5.85%,
              2/1/06 (b)...................       1,637
   2,500    AIG Sun America Global
              Financial Index, 5.10%,
              1/17/07 (b)..................       2,735
   1,000    AIG Sun America Global
              Financial Index, 5.85%,
              8/1/08 (b)...................       1,129
     320    American Express Credit Corp.,
              7.45%, 8/10/05...............         358
     500    American General Finance Corp.,
              4.50%, 11/15/07..............         532
     500    Aristar, Inc., 5.85%,
              1/27/04......................         513
     330    Aristar, Inc., 7.38%, 9/1/04...         352
     500    Associates Corp., Series G,
              7.70%, 6/10/04...............         530
     162    Associates Corp., 6.20%,
              5/16/05......................         175
     340    Associates Corp., 8.55%,
              7/15/09......................         432
     690    Associates First Capital Corp.,
              7.75%, 2/15/05...............         755
   2,926    Bank of America Corp., 6.20%,
              2/15/06......................       3,238
     400    Bank of America Corp., 6.50%,
              3/15/06......................         446
   4,245    Bank of America Corp., 7.20%,
              4/15/06......................       4,823
     477    Bank of America Corp., 7.13%,
              5/1/06.......................         541

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  1,790    Bank of America Corp., 7.13%,
              3/1/09.......................  $    2,137
   3,500    Bear Stearns Co., Inc., 6.25%,
              7/15/05......................       3,807
   2,250    Beneficial Corp., Series E,
              6.38%, 7/18/03...............       2,255
   2,450    Beneficial Corp., Series I,
              6.80%, 9/16/03...............       2,477
   3,000    Beneficial Corp., Series I,
              6.45%, 10/12/04..............       3,150
     165    Beneficial Corp., 6.85%,
              6/30/05......................         178
     400    Boeing Capital Corp., 6.44%,
              12/20/04.....................         423
   1,000    Capital One Financial Corp.,
              Series 4, 6.50%, 7/30/04.....       1,038
   1,000    Chase Credit Card Master Trust,
              Series 03-1, Class C, 2.41%,
              4/15/08......................       1,004
   1,000    Chase Manhattan Auto Owner
              Trust, 7.88%, 7/15/06........       1,167
   1,800    Chase Manhattan Corp., 7.13%,
              2/1/07.......................       2,076
     500    Chemical Bank, 6.63%, 8/15/05..         547
   2,000    CIT Group, Inc., 5.91%,
              11/10/03.....................       2,030
   1,600    CIT Group, Inc., 4.13%,
              2/21/06......................       1,657
     575    Citicorp, 6.75%, 8/15/05.......         634
   2,845    Citicorp, 6.38%, 1/15/06.......       3,134
   1,154    Citicorp, 7.13%, 5/15/06.......       1,311
   2,365    Citicorp, 7.75%, 6/15/06.......       2,739
     940    CitiFinancial, 6.13%,
              12/1/05......................       1,030
     374    Citigroup, Inc., 5.75%,
              5/10/06......................         413
     230    Citigroup, Inc., 8.63%,
              2/1/07.......................         277
   1,400    Countrywide Funding, 6.88%,
              9/15/05......................       1,541
     120    Countrywide Home Loan, Series
              E, 7.20%, 10/30/06...........         137
   2,260    Countrywide Home Loan, Series
              E, 7.26%, 5/10/04............       2,374
   3,130    Countrywide Home Loans, 6.70%,
              3/10/05......................       3,375
     500    Credit Suisse First Boston,
              Inc., 7.75%, 5/15/06 (b).....         557
     551    Donaldson Lufkin Jenrette,
              Credit Suisse, 6.90%,
              10/1/07......................         635
   1,000    First Bank Minnesota, 7.30%,
              8/15/05......................       1,112
   1,000    First Bank System, Inc., 7.63%,
              5/1/05.......................       1,105

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  1,775    First Hawaiian (Bankwest
              Corp.), Series A, 6.93%,
              12/1/03 (b)..................  $    1,817
   1,000    First of America, 8.50%,
              2/1/04.......................       1,042
     250    First Union Corp., 6.95%,
              11/1/04......................         269
     825    Ford Motor Credit Co., 7.50%,
              6/15/04......................         855
   1,650    Ford Motor Credit Co., 7.75%,
              3/15/05......................       1,756
     100    Ford Motor Credit Co., 6.23%,
              5/11/05......................         104
   2,000    Ford Motor Credit Co., 6.46%,
              12/27/05.....................       2,085
   2,050    Ford Motor Credit Co., 6.50%,
              2/15/06......................       2,129
   3,300    GE Capital Corp., 8.70%,
              3/1/07.......................       3,967
   2,217    GE Capital Corp., 8.85%,
              3/1/07.......................       2,676
   3,000    GE Capital Corp., 5.00%,
              6/15/07......................       3,269
   2,000    GE Capital Corp., 4.25%,
              1/15/08......................       2,121
   2,800    GE Capital Corp., 3.50%,
              5/1/08.......................       2,870
     950    GE Capital Corp., 8.30%,
              9/20/09......................       1,184
   3,100    GMAC, 6.63%, 10/15/05..........       3,309
     114    GMAC, Series 02-J6, Class A1,
              6.00%, 10/25/32..............         114
     500    GMAC, 6.38%, 1/30/04...........         513
     505    GMAC, 8.38%, 2/22/05...........         545
   2,500    GMAC, 5.13%, 5/9/08............       2,473
   2,000    Goldman Sachs Group LP, 6.65%,
              5/15/09......................       2,353
   1,975    Household Finance Corp., 7.25%,
              5/15/06......................       2,249
   2,000    International Lease Finance
              Corp., 5.12%, 6/1/05.........       2,096
   1,400    International Lease Finance
              Corp., 4.50%, 5/1/08.........       1,468
   1,500    J.P. Morgan Chase & Co., 6.25%,
              12/15/05.....................       1,660
   1,465    Key Bank, 7.55%, 9/15/06.......       1,690
     496    Keycorp, 8.00%, 7/1/04.........         527
     600    Keycorp, 7.50%, 6/15/06........         690
   1,000    Lehman Brothers Holdings, Inc.,
              8.75%, 3/15/05...............       1,115
   2,676    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05..............       3,136

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  1,385    Lehman Brothers Holdings, Inc.,
              6.63%, 2/5/06................  $    1,546
     700    Lehman Brothers Holdings, Inc.,
              7.38%, 1/15/07...............         811
   1,000    Mallinckrodt, Inc. (Imcera
              Group), 6.00%, 10/15/03......       1,006
   1,380    Marshall & Ilsley Corp., 5.75%,
              9/1/06.......................       1,537
     150    Massmutual Global Funding,
              4.55%, 5/30/05 (b)...........         158
   1,000    MBNA America Bank, 6.88%,
              7/15/04 (b)..................       1,052
     300    Mellon Bank, 7.00%, 3/15/06....         340
     255    Merrill Lynch & Co., 6.07%,
              4/6/04.......................         264
     244    Merrill Lynch & Co., 6.25%,
              1/15/06......................         269
     554    Merrill Lynch & Co., 7.00%,
              3/15/06......................         620
   2,000    Merrill Lynch & Co., Series B,
              7.01%, 4/10/06...............       2,243
   2,058    Merrill Lynch & Co., Inc.,
              8.00%, 6/1/2007..............       2,402
   1,000    Monumental Global Funding,
              5.20%, 1/30/07 (b)...........       1,089
     295    Morgan Stanley Dean Witter,
              7.75%, 6/15/05...............         329
     110    Morgan Stanley Dean Witter,
              6.30%, 1/15/06...............         121
   2,850    Morgan Stanley Dean Witter,
              5.80%, 4/1/07................       3,150
     750    National Rural Utilities,
              Series C, 5.20%, 10/21/03....         759
     500    Newcourt Credit Group, Series
              B, 6.88%, 2/16/05............         536
   2,000    Norwest Financial, Inc., 6.88%,
              8/8/06.......................       2,272
   1,900    Norwest Financial, Inc., 6.85%,
              7/15/09......................       2,267
     675    Popular North American, Inc.,
              6.63%, 1/15/04...............         693
   2,000    Protective Life U.S. Funding,
              5.88%, 8/15/06 (b)...........       2,218
     480    Salomon Smith Barney Holdings,
              6.25%, 6/15/05...............         521
     500    Textron Financial Corp., 5.95%,
              3/15/04......................         514
     400    Travelers Property & Casualty,
              6.75%, 11/15/06..............         452
   1,000    Tyco Capital Corp., 6.50%,
              2/7/06.......................       1,094

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 44

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    735    USAA Capital Corp., 7.05%,
              11/8/06 (b)..................  $      854
   1,300    Wachovia Corp., 6.80%, 6/1/05..       1,423
   2,073    Washington Mutual Financial,
              8.25%, 6/15/05...............       2,315
   3,921    Wells Fargo Co., 7.13%,
              8/15/06......................       4,512
     900    Wells Fargo Financial, 6.13%,
              2/15/06......................         992
                                             ----------
                                                152,163
                                             ----------
Consumer Non-Durable (0.2%):
     150    General Mills, 8.08%,
              11/18/03.....................         154
   1,000    General Mills, 9.14%,
              12/15/05.....................       1,162
   1,500    General Mills, 8.13%,
              11/20/06.....................       1,758
                                             ----------
                                                  3,074
                                             ----------
Electrical & Electronic (0.1%):
   1,000    Hewlett-Packard, 3.38%,
              12/15/05.....................       1,025
                                             ----------
Food Products & Services (0.2%):
     985    Conagra, Inc., 7.40%, 9/15/04..       1,050
     225    Kroger Co., 8.15%, 7/15/06.....         260
     250    Kroger Co., 7.63%, 9/15/06.....         285
     850    Safeway, Inc., 3.80%, 8/15/05..         873
     500    Sara Lee Corp., 6.90%,
              8/21/03......................         503
                                             ----------
                                                  2,971
                                             ----------
Industrial Goods & Services (1.5%):
     247    Caterpillar, 9.00%, 4/15/06....         291
   6,740    Diageo, 0.00%, 1/6/04..........       6,689
   1,100    John Deere, 3.13%, 12/15/05....       1,132
     450    John Deere, 5.50%, 9/1/06......         491
   5,000    Scana Corp., 6.25%, 7/8/03.....       5,004
   3,700    Wal-Mart Canada, 5.58%, 5/1/06
              (b)..........................       4,070
   1,300    Weyerhaeuser Corp., 5.50%,
              3/15/05......................       1,376
                                             ----------
                                                 19,053
                                             ----------
Media (0.1%):
     945    Walt Disney Co., Series B,
              6.75%, 3/30/06...............       1,053
                                             ----------
Multimedia (0.2%):
   1,000    AOL Time Warner, Inc., 7.98%,
              8/15/04......................       1,061

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Multimedia, continued:
$  1,000    AOL Time Warner, Inc., 5.63%,
              5/1/05.......................  $    1,062
     500    Comcast Cable Communications,
              8.13%, 5/1/04................         525
     350    Time Warner, Inc., 8.11%,
              8/15/06......................         403
                                             ----------
                                                  3,051
                                             ----------
Oil & Gas Exploration Production & Services (0.9%):
   5,000    Amerada Hess Corp., 5.30%,
              8/15/04......................       5,192
     750    Ashland, Inc., Series J, 7.83%,
              8/15/05......................         810
     875    Kerr-McGee Corp., 5.38%,
              4/15/05......................         921
     697    Phillips Petroleum, 8.50%,
              5/25/05......................         785
     500    Union Pacific Resources, 6.50%,
              5/15/05......................         538
     185    USX Corp., 7.20%, 2/15/04......         191
   2,180    USX Corp., 6.65%, 2/1/06.......       2,427
                                             ----------
                                                 10,864
                                             ----------
Paper Products (0.1%):
     750    Willamette Industries, 6.45%,
              6/18/09......................         806
                                             ----------
Rail Industries (0.2%):
   1,495    Norfolk Southern Corp., 7.88%,
              2/15/04......................       1,553
     500    Norfolk Southern Corp., 5.90%,
              4/1/05.......................         535
                                             ----------
                                                  2,088
                                             ----------
Real Estate (0.1%):
   1,000    EOP Operating LP, 6.63%,
              2/15/05......................       1,070
                                             ----------
Retailers (0.1%):
     290    Avon Products, 6.90%,
              11/15/04.....................         309
   1,000    Lowe's Companies, Inc., 8.10%,
              6/17/04......................       1,062
                                             ----------
                                                  1,371
                                             ----------
Telecommunications (0.7%):
   2,500    Chesapeake (Bell Atlantic
              Virginia), 6.13%, 7/15/05....       2,721
   1,200    Cox Communications, Inc.,
              6.88%, 6/15/05...............       1,310
   1,000    GTE Hawaiian Telephone, Series
              A, 7.00%, 2/1/06.............       1,112
   1,050    SBC Communications, Inc.,
              5.75%, 5/2/06................       1,161

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$    892    Southwestern Bell, 7.50%,
              4/26/05......................  $      983
     500    Sprint Capital Corp., 6.00%,
              1/15/07......................         538
     146    TCI Communications, Inc.,
              8.65%, 9/15/04...............         156
     380    Vodafone AirTouch Plc (United
              Kingdom), 7.63%,
              2/15/05 (b)..................         416
                                             ----------
                                                  8,397
                                             ----------
Utilities (0.6%):
     540    Appalachian Power Co., Series
              E, 4.80%, 6/15/05............         567
     500    Constellation Energy Group,
              6.13%, 9/1/09................         563
   2,600    Dominion Resources, Inc.,
              2.80%, 2/15/05...............       2,636
     150    DTE Energy Co., 6.00%, 6/1/04..         156
   2,400    National Rural Utilities,
              5.25%, 7/15/04...............       2,500
     750    Ohio Valley Electric Co.,
              5.94%, 2/12/06 (b)...........         824
                                             ----------
                                                  7,246
                                             ----------
Yankee & Eurodollar (0.2%):
   2,500    Mobil Oil Canada, 5.00%,
              12/21/04.....................       2,628
                                             ----------
  Total Corporate Bonds                         226,829
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (20.1%):
Fannie Mae (11.2%):
      53    6.00%, 11/25/03, Series 93-188,
              Class LA.....................          54
      26    6.00%, 1/1/04, Pool #268603....          26
     206    6.25%, 7/25/04, Series 93-80,
              Class D......................         210
      18    9.00%, 9/1/05, Pool #50340.....          19
     319    7.00%, 9/25/05, Series 93-37,
              Class C......................         326
      13    9.00%, 11/1/05, Pool #50361....          14
      38    8.50%, 4/1/06, Pool #116875....          40
     414    5.95%, 6/25/06, Series 93-204,
              Class VD.....................         424
     370    8.00%, 7/25/06, Series 91-72,
              Class G......................         391

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$     68    9.00%, 8/1/06, Pool #596150....   $      72
  13,057    7.42%, 9/1/06, Pool #73618.....      14,746
     229    8.50%, 9/25/06, Series 91-114,
              Class C......................         243
      78    8.00%, 10/1/06, Pool #50494....          82
      21    8.00%, 10/25/06, Series 91-149,
              Class G......................          21
      63    7.50%, 1/1/07, Pool #50527.....          66
      78    7.50%, 1/1/07, Pool #138666....          82
     246    7.50%, 3/25/07, Series 92-18,
              Class HC.....................         261
   1,507    8.00%, 5/25/07, Series 92-68,
              Class M......................       1,608
     174    8.00%, 7/1/07, Pool #202006....         184
      86    8.00%, 7/1/07, Pool #164123....          92
     196    8.00%, 7/1/07, Pool #202007....         208
     178    8.00%, 7/1/07, Pool #202008....         188
     193    7.00%, 7/25/07, Series 92-170,
              Class J......................         197
      69    8.00%, 9/1/07, Pool #175626....          74
     112    0.00%, 10/25/07, Series 95-23,
              Class OB, PO.................         109
      93    7.00%, 11/1/07, Pool #251418...          99
     700    6.50%, 12/25/07, Series 93-10,
              Class PH.....................         725
   3,035    7.50%, 1/1/08, Pool #639656....       3,226
      85    6.50%, 2/1/08, Pool #251628....          90
     129    7.50%, 3/1/08, Pool #207194....         138
      53    6.50%, 4/25/08, Series 93-52,
              Class L......................          53
      99    6.50%, 5/1/08, Pool #50370.....         105
   1,212    6.50%, 5/25/08, Series 93-71...       1,294
   1,000    7.00%, 5/25/08, Series 93-68,
              Class PL.....................       1,116
     181    7.50%, 6/1/08, Pool #50786.....         194

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 46

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    335    6.50%, 6/25/08, Series 1193-85,
              Class H......................  $      337
   1,000    6.50%, 6/25/08, Series 93-78,
              Class H......................       1,082
     750    7.00%, 6/25/08, Series 93-101,
              Class PJ.....................         829
     382    6.25%, 7/25/08, Series 93-170,
              Class K......................         397
     453    6.50%, 8/1/08, Pool #251905....         481
   2,000    6.00%, 8/25/08, Series 93-154,
              Class H......................       2,151
   6,095    6.50%, 8/25/08, Series 93-129,
              Class H......................       6,587
     560    6.50%, 8/25/08, Series 93-134,
              Class H......................         620
   6,324    6.50%, 9/25/08, Series 95-13,
              Class D......................       6,769
     104    5.50%, 10/1/08, Pool #190082...         109
      54    7.00%, 10/1/08, Pool #326591...          58
     144    3.11%, 10/25/08, Series 93-196,
              Class FA*....................         145
   1,122    6.00%, 10/25/08, Series 93-188,
              Class QZ.....................       1,124
     783    6.50%, 10/25/08, Series 95-13,
              Class K......................         817
      76    6.50%, 10/25/08, Series 93-192,
              Class KB.....................          77
      69    8.15%, 10/25/08, Series 93-192,
              Class SC, IF*................          73
      35    12.87%, 12/25/08, Series
              93-231, Class SB, IF*........          41
      16    14.27%, 12/25/08, Series
              93-233, Class SC, IF*........          17
   1,920    5.50%, 1/1/09, Pool #190579....       2,013
     115    6.00%, 1/1/09, Pool #328962....         120
     216    6.00%, 1/1/09, Pool #269001....         226
      90    8.00%, 1/1/09, Pool #146934....          97
     203    8.00%, 1/1/09, Pool #149635....         218
     436    6.25%, 1/25/09, Series 94-12,
              Class C......................         459
   6,836    6.50%, 1/25/09, Series 94-7,
              Class PG.....................       7,317

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    140    6.50%, 2/1/09, Pool #50987.....  $      149
      74    8.00%, 2/1/09, Pool #146937....          79
      58    4.00%, 2/25/09, Series 97-67,
              Class GA.....................          59
     133    6.50%, 2/25/09, Series 94-20,
              Class Z......................         135
     273    8.00%, 3/1/09, Pool #146936....         294
     810    6.00%, 3/25/09, Series 94-33,
              Class H......................         862
     663    6.50%, 3/25/09, Series 94-32,
              Class Z......................         688
     144    6.50%, 4/1/09, Pool #E00292....         152
      73    6.50%, 4/1/09, Pool #249872....          78
      90    6.00%, 5/1/09, Series B, Class
              1............................          93
     337    5.50%, 7/1/09, Pool #505932....         353
      65    7.50%, 8/1/09, Pool #250117....          69
      32    8.00%, 8/1/09, Pool #250104....          35
      60    7.50%, 8/15/09, Pool #100286...          64
      70    6.00%, 9/1/09, Pool #303032....          74
     134    6.50%, 9/1/09, Pool #G10339....         142
   4,404    6.50%, 11/1/09, Pool #545105...       4,677
     134    9.50%, 12/1/09, Pool #426815...         145
      97    8.50%, 1/1/10, Pool #7.........         105
     209    7.50%, 2/1/10, Pool #330136....         223
     169    9.00%, 2/1/10, Pool #303133....         184
     206    8.00%, 5/1/10, Pool #328091....         220
   1,039    7.00%, 6/1/10, Pool #315928....       1,107
     345    8.50%, 6/1/10, Pool #174550....         369
   1,064    6.50%, 9/1/10, Pool #325479....       1,127

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    870    6.50%, 10/1/10, Pool #250377...  $      921
     455    7.50%, 10/1/10, Pool #350045...         484
     462    7.00%, 11/1/10, Pool #250387...         492
      67    7.00%, 12/1/10, Pool #303945...          71
      98    7.50%, 12/1/10, Pool #313073...         105
     135    7.50%, 1/1/11, Pool #123083....         143
     593    7.50%, 2/1/11, Pool #303755....         635
     150    6.50%, 3/1/11, Pool #E77173....         158
     111    6.00%, 5/1/11, Pool #345650....         116
     110    7.50%, 5/1/11, Pool #313001....         118
     427    6.00%, 8/1/11, Pool #403114....         447
   1,567    8.50%, 11/1/11, Pool #313650...       1,732
   1,663    6.50%, 2/1/12, Pool #313301....       1,760
   1,398    7.50%, 2/1/12, Pool #693747....       1,497
      94    7.00%, 3/1/12, Pool #313429....         100
     121    9.00%, 3/1/12, Pool #457218....         128
   2,054    7.50%, 3/18/12, Series 97-42,
              Class PB.....................       2,148
      43    6.50%, 7/18/12, Series 97-46,
              Class PN.....................          46
   1,776    7.00%, 7/25/12, Series 01-61,
              Class VA.....................       1,900
   1,777    5.50%, 11/25/12, Series 01-69,
              Class VA.....................       1,858
       7    6.05%, 11/25/12, Series 93-225,
              Class VE.....................           7
     223    6.00%, 2/1/13, Series 25, Class
              1............................         232
     340    6.50%, 3/25/13, Series 93-140,
              Class H......................         356
   1,942    6.50%, 4/1/13, Pool #425396....       2,062
     115    6.50%, 4/25/13, Series 99-19,
              Class TD.....................         120

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    166    6.00%, 6/1/13, Pool #426767....  $      174
     160    8.00%, 6/1/13, Pool #76380.....         171
   3,089    6.50%, 6/25/13, Series 94-1,
              Class K......................       3,245
     526    6.50%, 9/1/13, Pool #251982....         555
     500    6.00%, 11/25/13, Series 93-220,
              Class PJ.....................         543
     462    5.00%, 12/1/13, Pool #452265...         479
     281    6.50%, 12/1/13, Pool #623537...         299
     311    7.00%, 12/1/13, Pool #263366...         329
     118    6.50%, 1/1/14, Pool #50848.....         125
     234    8.00%, 7/1/14, Pool #250109....         255
     429    6.00%, 8/1/14, Pool #623536....         449
   2,061    7.00%, 3/1/15, Pool #555187....       2,196
     339    7.00%, 6/1/15, Pool #623538....         361
     745    6.00%, 10/25/15, Series 01-7,
              Class PQ.....................         768
     339    8.00%, 11/1/15, Pool #535852...         365
     155    8.00%, 11/1/15, Pool #250457...         169
     142    7.00%, 3/1/16, Pool #340751....         151
     190    7.00%, 4/1/16, Pool #342003....         202
     143    5.25%, 11/1/16, Pool #51729*...         148
      60    8.00%, 12/25/16, Series G-22,
              Class ZT.....................          66
     126    8.00%, 5/1/17, Pool #269331....         136
     816    6.00%, 7/1/17, Pool #659716....         862
      92    5.55%, 8/1/17, Pool #105093*...          95
     614    6.50%, 9/1/17, Pool #379129....         647
      82    9.25%, 4/25/18, Series 88-7,
              Class Z......................          91

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 48

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    138    9.30%, 5/25/18, Series 88-13,
              Class C......................  $      154
     115    9.00%, 6/25/18, Series 88-15,
              Class A......................         127
     140    9.50%, 6/25/18, Series 88-16,
              Class B......................         157
     189    3.75%, 1/1/19, Pool #70226*....         192
      80    8.80%, 1/25/19, Series 89-2,
              Class D......................          89
     362    3.65%, 3/1/19, Pool #116612*...         373
     282    6.90%, 6/25/19, Series 89-27,
              Class Y......................         302
      64    5.85%, 8/1/19, Pool #111366*...          67
      80    8.40%, 8/25/19, Series 89-54,
              Class E......................          88
      64    7.00%, 9/25/19, Series 89-66,
              Class J......................          69
      55    8.00%, 10/25/19, Series 89-70,
              Class G......................          60
   1,527    9.35%, 10/25/19, Series 89-72,
              Class E......................       1,710
     170    9.00%, 11/25/19, Series 89-89,
              Class H......................         189
     107    9.00%, 12/25/19, Series 89-96,
              Class H......................         119
     142    8.50%, 1/25/20, Series 90-97,
              Class B......................         155
   2,156    9.75%, 2/20/20, Series 90-19,
              Class G......................       2,415
      89    4.50%, 2/25/20, Series 90-12,
              Class G......................          92
   1,096    7.00%, 2/25/20, Series 92-182,
              Class PZ.....................       1,103
   1,774    0.00%, 3/1/20, Series 108,
              Class 5, PO..................       1,620
     302    7.00%, 5/25/20, Series 90-58,
              Class 4......................         324
     308    7.00%, 6/25/20, Series 90-61,
              Class H......................         333
      57    7.00%, 9/25/20, Series 90-109,
              Class J......................          61
     137    8.50%, 9/25/20, Series 90-106,
              Class J......................         151
     213    8.75%, 9/25/20, Series 90-111,
              Class Z......................         234
      86    7.00%, 10/25/20, Series 90-123,
              Class G......................          93

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    78    8.95%, 10/25/20, Series 90-117,
              Class E......................  $       86
     94    7.00%, 11/25/20, Series 90-132,
              Class Z......................         101
   3,233    9.00%, 12/25/20, Series 90-137,
              Class X......................       3,596
      31    7.00%, 5/25/21, Series 91-53,
              Class J......................          34
     111    8.50%, 5/25/21, Series G-11,
              Class Z......................         124
      64    8.00%, 6/25/21, Series 92-171,
              Class ZD.....................          65
   1,915    7.00%, 9/25/21, Series 93-250,
              Class BZ.....................       1,959
     367    9.00%, 9/25/21, Series 91-130,
              Class C......................         407
     176    7.50%, 10/25/21, Series G-41,
              Class PT.....................         190
   2,204    8.50%, 4/25/22, Series 92-81,
              Class ZB.....................       2,355
      33    0.00%, 5/25/22, Series 92-96,
              Class B, PO..................          30
     117    7.00%, 7/25/22, Series G92-40,
              Class ZC.....................         125
     240    7.50%, 7/25/22, Series G92-35,
              Class E......................         257
   1,176    8.00%, 7/25/22, Series G92-44,
              Class ZQ.....................       1,297
      97    6.50%, 8/25/22, Series 94-44,
              Class H......................          98
   2,500    7.50%, 8/25/22, Series 92-138,
              Class G......................       2,642
     247    7.50%, 9/25/22, Series G92-54,
              Class ZQ.....................         270
     524    6.00%, 12/25/22, Series 99-17,
              Class PC.....................         525
      52    8.00%, 2/1/23, Pool #364544....          57
      23    9.00%, 2/1/23, Series 268,
              Class 2, IO..................           4
     350    6.40%, 2/25/23, Series 93-223,
              Class B......................         355
   1,190    6.50%, 2/25/23, Series 93-122,
              Class C......................       1,213
     178    7.00%, 3/25/23, Series 93-247,
              Class Z......................         180
   1,280    6.00%, 5/25/23, Series 01-31,
              Class TB.....................       1,285
     352    0.00%, 9/25/23, Series 93-125,
              Class G, PO..................         317

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$     16    0.00%, 9/25/23, Series 93-205,
              Class D, PO..................  $       16
     125    0.00%, 9/25/23, Series G93-37,
              Class D, PO..................         125
      72    11.47%, 9/25/23, Series 93-165,
              Class SN, IF*................          78
      67    0.00%, 11/25/23, Series 93-225,
              Class MC, PO.................          66
   3,789    6.90%, 11/25/23, Series 94-62,
              Class PH.....................       3,951
   3,812    6.15%, 12/25/23, Series 95-10,
              Class C......................       3,860
     127    10.00%, 2/1/24, Pool #479469...         146
     500    6.50%, 9/18/24, Series 99-54,
              Class PF.....................         502
      54    9.00%, 4/25/25, Series 95-W3,
              Class A......................          60
     183    7.51%, 5/1/25, Pool #326088....         190
     131    7.00%, 2/18/27, Series 97-55,
              Class B......................         138
     211    8.50%, 3/1/27, Pool #415460....         230
     346    6.67%, 6/1/27, Pool #409902....         353
   1,041    0.00%, 3/25/28, Series 01-4,
              Class EP, PO.................       1,024
     414    9.50%, 7/1/28, Pool #457268....         460
   1,630    9.00%, 2/1/31, Pool #573753....       1,767
                                             ----------
                                                141,756
                                             ----------
Freddie Mac (7.6%):
       6    7.00%, 8/15/03, Series 1880,
              Class G......................           6
      32    7.00%, 9/15/03, Series 1573,
              Class Pl.....................          32
      94    6.00%, 3/15/04, Series 1688,
              Class Q......................          95
      42    7.00%, 11/15/05, Series 1435,
              Class HC.....................          42
      37    9.00%, 12/1/05, Gold Pool
              #E00005......................          39
     170    8.50%, 1/1/06, Gold Pool
              #G10003......................         180
      28    9.00%, 1/1/06, Gold Pool
              #E00012......................          30
     146    8.00%, 7/15/06, Series 1114,
              Class E......................         146

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    101    8.25%, 8/1/06, Pool #25570.....  $      105
      40    5.50%, 9/1/06, Gold Pool
              #G40394......................          41
      76    8.00%, 10/1/06, Gold Pool
              #E00052......................          80
     120    7.50%, 11/15/06, Series 1170,
              Class H......................         120
      63    7.50%, 12/1/06, Gold Pool
              #E00070......................          66
     318    7.50%, 2/15/07, Series 1204,
              Class H......................         327
     250    7.00%, 3/1/07, Gold Pool
              #E34594......................         265
     761    7.00%, 3/15/07, Series 1211,
              Class L......................         791
     140    7.00%, 3/15/07, Series 1679,
              Class A......................         144
     239    7.00%, 4/1/07, Gold Pool
              #E00087......................         253
     293    7.50%, 4/1/07, Gold Pool
              #E00084......................         311
   1,124    8.00%, 6/1/07, Pool #260908....       1,188
   2,000    8.00%, 7/15/07, Series 1314,
              Class L......................       2,157
     125    7.50%, 8/1/07, Gold Pool
              #E00122......................         133
      97    0.00%, 8/15/07, Series 1338,
              Class Q, PO..................          94
       3    5.85%, 10/15/07, Series 1618,
              Class G......................           3
      62    6.25%, 10/15/07, Series 1489,
              Class H......................          63
     294    12.28%, 10/15/07, Series 1386,
              Class E, IF*.................         326
     248    14.91%, 10/15/07, Series 1389,
              Class PS, IF*................         300
      81    7.50%, 11/1/07, Gold Pool
              #B70022......................          85
     376    7.50%, 11/1/07, Gold Pool
              #E00165......................         399
     207    3.01%, 11/15/07, Series 1417,
              Class FA*....................         209
     134    8.50%, 12/1/07, Pool #160034...         142
   1,800    7.00%, 12/15/07, Series 1445,
              Class L......................       1,948
     603    7.50%, 1/1/08, Gold Pool
              #E43606......................         641

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 50

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    154    8.50%, 1/1/08, Pool #160037....  $      165
     280    8.50%, 2/1/08, Pool #10133.....         290
      60    8.25%, 3/1/08, Pool #183500....          64
     253    6.00%, 4/15/08, Series 1601,
              Class PH.....................         260
      54    7.50%, 5/1/08, Pool #184286....          57
   3,581    6.50%, 5/15/08, Series 1539,
              Class PI.....................       3,734
      48    8.61%, 5/15/08, Series 1515,
              Class SA, IF*................          50
     133    6.00%, 7/1/08, Gold Pool
              #E00227......................         139
     647    7.50%, 7/1/08, Gold Pool
              #G10126......................         681
   1,109    13.88%, 7/15/08, Series 1550,
              Class SC, IF*................       1,294
     967    6.00%, 8/15/08, Series 1565,
              Class G......................       1,018
     343    6.50%, 8/15/08, Series 1564,
              Class M......................         346
      77    9.00%, 8/15/08, Series 1565,
              Class OD.....................          78
      83    15.56%, 8/15/08, Series 1575,
              Class SA, IF*................         102
     116    8.00%, 9/1/08, Pool #181387....         124
     174    6.50%, 9/15/08, Series 1580,
              Class P......................         185
     118    6.50%, 9/15/08, Series 1587,
              Class H......................         123
     660    6.50%, 10/15/08, Series 1655,
              Class HB.....................         683
     600    6.00%, 11/15/08, Series 1612,
              Class PH.....................         654
   1,930    6.00%, 11/15/08, Series 1606,
              Class H......................       2,046
     120    11.82%, 11/15/08, Series 1604,
              Class MB, IF*................         127
     108    12.42%, 11/15/08, Series 1612,
              Class SD, IF*................         116
      89    7.00%, 12/1/08, Gold Pool
              #G10569......................          94
     411    7.00%, 12/1/08, Gold Pool
              #E20065......................         438
   1,636    8.00%, 12/1/08, Pool #256638...       1,748

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,200    6.00%, 12/15/08, Series 1626,
              Class PT.....................  $    1,292
     452    6.00%, 12/15/08, Series 1693,
              Class H......................         471
      96    12.13%, 12/15/08, Series 1625,
              Class SG, IF*................         110
      14    18.43%, 12/15/08, Series 1660,
              Class SA, IF*................          15
     180    5.50%, 1/1/09, Gold Pool
              #E55220......................         188
     164    8.00%, 1/1/09, Pool #181290....         175
     188    6.75%, 1/15/09, Series 1659,
              Class TZ.....................         202
   2,611    6.00%, 3/15/09, Series 1693,
              Class Z......................       2,642
   1,316    6.50%, 3/15/09, Series 1701,
              Class PH.....................       1,400
   2,392    8.75%, 5/1/09, Pool #555528....       2,574
      47    6.50%, 6/1/09, Gold Pool
              #E58931......................          50
   1,303    6.25%, 7/1/09, Gold Pool
              #E60034......................       1,364
     404    8.00%, 7/1/09, Pool #555130....         430
      69    6.00%, 8/1/09, Gold Pool
              #E60668......................          72
     743    7.50%, 8/1/09, Gold Pool
              #G10740......................         793
     180    8.25%, 8/1/09, Pool #182010....         194
     479    8.00%, 9/1/09, Gold Pool
              #G10263......................         514
   1,311    8.00%, 9/1/09, Pool #272191....       1,385
     100    9.00%, 9/1/09, Pool #181769....         110
      47    7.00%, 10/1/09, Pool #78855....          50
      52    8.50%, 11/1/09, Pool #181328...          56
     189    9.00%, 11/1/09, Pool #531725...         199
     264    8.00%, 1/1/10, Gold Pool
              #E00355......................         284
     873    8.00%, 2/1/10, Gold Pool
              #G10328......................         938
     117    8.00%, 4/1/10, Gold Pool
              #E00371......................         126

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,781    8.50%, 5/1/10, Pool #E82420....  $    1,910
     866    8.00%, 6/1/10, Pool #282786....         921
     149    8.50%, 7/1/10, Pool #181312....         161
     723    7.50%, 9/1/10, Gold Pool
              #E62448......................         772
   1,280    7.00%, 10/1/10, Gold Pool
              #E61709......................       1,361
     116    7.50%, 11/1/10, Pool #E00402...         124
     200    8.00%, 12/1/10, Pool #E62302...         216
     760    8.00%, 12/1/10, Pool #555014...         803
     314    8.25%, 1/1/11, Pool #251419....         335
     292    8.50%, 1/1/11, Pool #290543....         310
     143    6.50%, 2/1/11, Gold Pool
              #E62968......................         150
     160    6.50%, 4/15/11, Series 1838,
              Class H......................         168
     131    6.50%, 5/1/11, Gold Pool
              #E66451......................         139
   2,011    7.00%, 5/1/11, Gold Pool
              #E20241......................       2,139
      57    7.50%, 5/1/11, Pool #10579.....          61
     290    8.75%, 5/1/11, Pool #555068....         305
   2,896    5.75%, 5/15/11, Series 2128,
              Class PG.....................       2,922
     162    6.00%, 6/1/11, Gold Pool
              #B50257......................         169
     124    7.50%, 6/1/11, Pool #E20246....         132
     744    6.00%, 7/15/11, Series 2147,
              Class PH.....................         750
     104    7.50%, 8/1/11, Gold Pool
              #E00445......................         111
      57    7.50%, 11/1/11, Gold Pool
              #E00458......................          60
     174    5.85%, 11/15/11, Series 2146,
              Class QV.....................         175
      24    8.00%, 1/1/12, Gold Pool
              #G10652......................          26
   1,000    7.45%, 2/15/12, Series 1931,
              Class Y......................       1,019

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    126    6.00%, 4/15/12, Series 2100,
              Class GA.....................  $      129
     881    6.50%, 6/15/12, Series 2353,
              Class VA.....................         922
     500    7.00%, 4/15/13, Series 1702,
              Class TJ.....................         546
   1,091    8.00%, 6/1/13, Pool #555134....       1,138
      68    6.50%, 7/1/13, Gold Pool
              #A01209......................          70
     338    2.26%, 12/15/13, Series 1641,
              Class FA.....................         344
   4,302    6.00%, 12/15/13, Series
              1688-J.......................       4,563
     418    8.00%, 6/1/14, Pool #548775....         445
   1,787    6.50%, 7/1/14, Gold Pool
              #E77962......................       1,878
   3,107    5.50%, 5/15/15, Series 2497,
              Class UG.....................       3,170
     325    8.50%, 11/1/15, Gold Pool
              #D06775......................         342
     557    5.50%, 11/15/15, Series 2496,
              Class B......................         569
     113    7.50%, 10/1/16, Pool #G30055...         121
      72    7.50%, 4/1/17, Pool #289349....          77
     398    7.50%, 7/1/17, Gold Pool
              #C90179......................         426
     354    8.25%, 8/1/17, Pool #555147....         381
   3,607    7.50%, 7/1/18, Pool #30158.....       3,870
     128    8.00%, 12/1/18, Pool #306622...         138
     160    9.30%, 3/15/19, Series 2, Class
              Z............................         161
   1,340    8.00%, 5/1/19, Pool #555045....       1,398
      61    6.50%, 7/1/19, Gold Pool
              #D93769......................          63
     211    9.90%, 10/15/19, Series 17,
              Class I......................         214
     168    10.00%, 10/15/19, Series 16,
              Class D......................         170
      56    8.50%, 11/1/19, Pool #141856...          61
     100    9.25%, 11/15/19, Series 12,
              Class A......................         102

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 52

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    180    9.50%, 2/15/20, Series 1559,
              Class VF.....................  $      180
     313    9.60%, 4/15/20, Series 23,
              Class F......................         314
      77    9.00%, 10/15/20, Series 1807,
              Class G......................          78
      40    8.13%, 11/15/20, Series 81,
              Class A......................          40
     136    8.60%, 1/15/21, Series 85,
              Class C......................         138
     170    9.50%, 1/15/21, Series 99,
              Class Z......................         170
       0    1066.21%, 2/15/21, Series 1045,
              Class G, HB..................           2
     150    6.50%, 3/15/21, Series 1056,
              Class KZ.....................         151
      53    7.00%, 3/15/21, Series 1053,
              Class G......................          54
     162    6.00%, 4/15/21, Series 2153,
              Class GC.....................         163
      54    6.50%, 4/15/21, Series 1574,
              Class G......................          54
     349    6.50%, 5/15/21, Series 1683,
              Class D......................         355
      60    8.50%, 5/15/21, Series 1074,
              Class H......................          62
     189    9.00%, 5/15/21, Series 1082,
              Class C......................         194
      77    8.50%, 6/15/21, Series 1087,
              Class I......................          81
     259    8.25%, 8/15/21, Series 1125,
              Class Z......................         263
      28    4.50%, 9/15/21, Series 159,
              Class H......................          29
      51    6.50%, 10/15/21, Series 189,
              Class D......................          51
     254    7.00%, 10/15/21, Series 1142,
              Class IA.....................         262
      39    0.00%, 11/15/21, Series 2033,
              Class PI, PO.................          39
     232    3.50%, 11/15/21, Series 1584,
              Class HA.....................         233
     235    6.50%, 11/15/21, Series 1173,
              Class E......................         243
      38    7.00%, 11/15/21, Series 1169,
              Class G......................          39
      15    6.50%, 12/15/21, Series 1552,
              Class GB.....................          15
     741    6.25%, 4/15/22, Series 1610,
              Class PM.....................         765

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    317    7.00%, 8/15/22, Series 1502,
              Class PZ.....................  $      322
     439    8.00%, 8/15/22, Series 1343,
              Class LA.....................         464
     146    2.76%, 11/15/22, Series 1424,
              Class F*.....................         146
     500    6.00%, 11/15/22, Series 1673,
              Class H......................         515
     169    6.25%, 11/15/22, Series 1614,
              Class J......................         173
     566    6.50%, 11/15/22, Series 1694,
              Class C......................         567
   3,881    8.00%, 4/25/24, Series 31,
              Class Z......................       4,150
   1,538    8.50%, 9/15/24, Series 1754,
              Class Z......................       1,663
   3,214    8.50%, 4/15/25, Series 1779,
              Class Z......................       3,413
      50    4.36%, 9/1/25, Pool #846171*...          52
     104    6.00%, 9/15/25, Series 2160,
              Class D......................         105
      37    5.51%, 10/1/25, Pool
              #325081*.....................          38
     719    4.23%, 1/1/27, Pool #611141*...         744
      68    6.34%, 1/1/27, Pool #786211*...          70
      31    4.40%, 10/1/27, Pool
              #374732*.....................          32
     854    4.11%, 12/1/27, Pool
              #846774*.....................         880
     835    7.49%, 9/25/29, Series T-20,
              Class A6.....................         906
                                             ----------
                                                 95,763
                                             ----------
Government National Mortgage Assoc. (1.3%):
       2    8.00%, 6/15/05, Pool #28827....           2
       1    9.00%, 9/15/05, Pool #292569...           1
       9    9.00%, 10/15/05, Pool
              #292589......................          10
       1    8.00%, 7/15/06, Pool #307231...           2
       4    8.00%, 8/15/06, Pool #311166...           5
      10    8.00%, 9/15/06, Pool #311301...          11
      70    9.00%, 9/15/06, Pool #780270...          72

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$     27    8.00%, 10/15/06, Pool
              #316915......................  $       28
      16    8.00%, 11/15/06, Pool
              #316671......................          17
      21    8.00%, 11/15/06, Pool
              #313528......................          23
      10    8.00%, 11/15/06, Pool
              #311131......................          11
       9    8.00%, 11/15/06, Pool
              #315078......................           9
      33    8.00%, 11/15/06, Pool
              #312210......................          35
      38    8.00%, 12/15/06, Pool
              #311384......................          40
      52    8.00%, 2/15/07, Pool #316086...          56
     139    7.00%, 3/15/07, Pool #318474...         148
      16    8.00%, 3/15/07, Pool #318825...          17
      19    8.00%, 3/15/07, Pool #178684...          20
      16    8.00%, 4/15/07, Pool #316441...          18
      22    8.00%, 10/15/07, Pool
              #018954......................          24
      15    8.00%, 10/15/07, Pool
              #020981......................          16
       8    8.00%, 12/15/07, Pool
              #020290......................           9
      36    8.00%, 12/15/07, Pool
              #019083......................          39
      27    9.00%, 1/15/08, Pool #780182...          28
     257    6.50%, 7/15/08, Pool #364282...         273
      61    6.50%, 7/20/08, Pool #1287.....          65
     218    6.50%, 12/15/08, Pool
              #364290......................         232
      91    7.00%, 1/15/09, Pool #372773...          98
   1,390    6.50%, 7/15/09, Pool #780316...       1,478
     163    8.00%, 9/15/09, Pool #400089...         176
     724    9.00%, 9/15/09, Pool #780072...         786
     157    9.00%, 3/15/10, Pool #780457...         171

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  2,542    6.00%, 12/20/14, Series 02-71,
              Class VJ.....................  $    2,680
      38    5.63%, 11/20/15, Pool #8080*...          40
      34    4.38%, 1/20/16, Pool #8092*....          35
      35    4.00%, 3/20/16, Pool #8110*....          37
      65    5.75%, 8/20/16, Pool #8150*....          67
      53    5.38%, 5/20/17, Pool #8224*....          54
      54    5.75%, 9/20/17, Pool #8263*....          55
      32    5.63%, 10/20/17, Pool #8276*...          33
      44    5.63%, 12/20/17, Pool #8296*...          46
      47    5.63%, 12/20/17, Pool #8293*...          49
      41    5.38%, 4/20/18, Pool #8342*....          43
      69    5.75%, 8/20/18, Pool #8393*....          72
     270    12.00%, 11/15/19, Pool
              #780149......................         320
     274    5.38%, 5/20/20, Pool #8642*....         286
     145    9.50%, 7/15/20, Pool #293363...         164
      86    5.38%, 5/20/21, Pool #8785*....          89
      17    6.25%, 8/20/21, Pool #8823*....          17
      91    4.38%, 3/20/22, Pool #8938*....          94
     276    9.50%, 3/15/23, Pool #780010...         312
      77    9.00%, 9/15/24, Pool #403964...          86
     288    9.50%, 12/15/24, Pool
              #780831......................         325
     167    8.50%, 3/20/25, Pool #1974.....         180
     170    8.50%, 4/15/25, Pool #780010...         187
     245    8.50%, 4/20/25, Pool #1989.....         265
     742    5.63%, 11/20/25, Pool #8746*...         763

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 54

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  2,711    9.50%, 12/15/25, Pool
              #780965......................  $    3,058
     377    4.38%, 1/20/26, Pool #8790*....         389
     373    8.00%, 9/20/26, Pool #2285.....         401
      33    9.00%, 10/15/26, Pool
              #423946......................          37
      49    4.38%, 1/20/27, Pool #80033*...          51
      34    4.38%, 3/20/27, Pool #80053*...          35
   1,297    7.50%, 9/20/27, Series 97-12,
              Class D......................       1,376
     109    8.00%, 10/20/27, Pool #2499....         116
      42    8.00%, 12/20/27, Pool #2525....          45
      24    4.38%, 1/20/28, Pool #80152*...          24
      75    8.00%, 6/15/28, Pool #444095...          81
     288    7.50%, 9/20/28, Pool #2646.....         305
                                             ----------
                                                 16,137
                                             ----------
  Total U.S. Government Agency Mortgages        253,656
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (8.8%):
Fannie Mae (4.6%):
     100    5.91%, 8/25/03, Series 03-M....         101
     250    5.33%, 10/20/03, Series B......         253
     330    5.27%, 11/13/03, Series B......         335
     635    5.30%, 12/22/03, Series B......         648
  10,000    7.13%, 2/15/05.................      10,940
  25,000    7.00%, 7/15/05.................      27,794
  17,000    5.50%, 2/15/06.................      18,674
                                             ----------
                                                 58,745
                                             ----------
Federal Home Loan Bank (3.3%):
     500    5.34%, 11/4/03.................         507
     170    5.30%, 11/17/03................         173
     500    5.50%, 2/10/04.................         513
     500    5.50%, 2/24/04.................         514
     100    5.59%, 3/30/04.................         103
  19,000    4.88%, 4/16/04.................      19,571
  15,500    4.75%, 6/28/04.................      16,059
     800    7.99%, 1/19/05.................         882
   3,000    2.38%, 2/15/06.................       3,054
                                             ----------
                                                 41,376
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac (0.8%):
   5,000    3.88%, 2/15/05.................       5,206
   5,000    4.25%, 6/15/05.................       5,276
                                             ----------
                                                 10,482
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
Government Trust Certificate (0.1%):
$    510    0.00%, 11/15/03................  $      507
     216    0.00%, 11/15/03................         215
                                             ----------
                                                    722
                                             ----------
  Total U.S. Government Agency Securities       111,325
                                             ----------
U.S. TREASURY OBLIGATIONS (40.5%):
U.S. Treasury Inflation Protected Bonds (0.8%):
   3,481    3.38%, 1/15/07.................       3,824
   1,138    3.63%, 1/15/08.................       1,277
   3,000    3.88%, 1/15/09.................       3,851
     850    4.25%, 1/15/10.................       1,093
                                             ----------
                                                 10,045
                                             ----------
U.S. Treasury Notes (38.7%):
  61,250    7.25%, 5/15/04.................      64,569
  20,000    7.25%, 8/15/04.................      21,385
  42,000    5.88%, 11/15/04................      44,712
 102,300    7.88%, 11/15/04................     111,678
  30,000    2.00%, 11/30/04................      30,366
   5,000    7.50%, 2/15/05.................       5,508
  10,000    6.75%, 5/15/05.................      11,016
  25,000    1.25%, 5/31/05.................      24,993
  42,000    5.75%, 11/15/05................      46,238
   5,000    5.88%, 11/15/05................       5,519
  68,000    6.88%, 5/15/06.................      77,947
  28,000    7.00%, 7/15/06.................      32,371
     785    6.50%, 10/15/06................         902
   3,000    4.38%, 5/15/07.................       3,260
   5,800    10.38%, 11/15/09...............       6,518
                                             ----------
                                                486,982
                                             ----------
U.S. Treasury STRIPS (0.6%):
   7,890    8/15/05........................       7,673
                                             ----------
US Treasury Bonds (0.4%):
   5,000    4.63%, 5/15/06.................       5,422
                                             ----------
  Total U.S. Treasury Obligations               510,122
                                             ----------
INVESTMENT COMPANIES (1.4%):
  17,880    One Group Government Money
              Market Fund, Class I (d).....      17,880
                                             ----------
  Total Investment Companies                     17,880
                                             ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (22.4%):
$282,641    Pool of various securities for
              One Group Bond
              Funds -- footnote 2
              (Securities Lending).........  $  282,641
                                             ----------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending           282,641
                                             ----------
Total (Cost $1,495,925) (a)                  $1,532,123
                                             ==========

------------
Percentages indicated are based on net assets of $1,261,017.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $36,975
                   Unrealized depreciation......................     (777)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $36,198
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Investment in affiliate.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 56

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES (2.9%):
$  2,747    Advanta Mortgage Loan Trust,
              Series 98-1, Class A5, 6.60%,
              3/25/28......................  $    2,834
   2,000    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08.....................       2,081
   3,000    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09......................       3,143
   2,000    Americredit Automobile
              Receivables Trust, Series
              02-D, Class A4, 3.40%,
              4/13/09......................       2,046
   1,000    Americredit Automobile
              Receivables Trust, Series
              03-BX, Class A4A, 2.72%,
              6/6/10.......................       1,016
   1,300    Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08......................       1,376
   1,000    Capital One Master Trust,
              Series 01-5, Class A, 5.30%,
              6/15/09......................       1,077
   2,350    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IA5, 6.86%, 1/25/32..........       2,560
   4,250    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class
              C2, 6.95%, 2/18/14...........       4,800
   4,300    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32....       4,696
   3,000    Ford Credit Auto Owner Trust,
              Series 00-F, Class A3, 6.58%,
              11/15/04.....................       3,049
     984    Green Tree Recreational,
              Equipment & Consulting,
              Series 97-D, Class A1HE,
              6.90%, 3/15/29...............         992
   1,088    Household Automotive Trust,
              Series 00-1, Class A4, 7.48%,
              12/18/06.....................       1,123
   3,000    MBNA Credit Card Master Note
              Trust, Series 02-C1, Class
              C1, 6.80%, 7/15/14...........       3,283
   2,000    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)..................       2,327
   2,200    MBNA Master Credit Card Trust,
              Series 99-J, Class C, 7.85%,
              2/15/12 (b)..................       2,582
   1,250    MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 2.88%,
              6/15/12......................       1,274

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    427    Merrill Lynch, Inc., Series
              144-S, 7.43%, 7/25/24........  $      433
   2,000    Onyx Acceptance Auto Trust,
              Series 02-C, Class A4, 4.07%,
              4/15/09......................       2,098
     322    SLM Trust, Series 99-1, Class
              A1T, 2.03%, 4/25/08 *........         323
     751    Structured Asset Mortgage
              Investments, Inc., Series
              98-8, Class 3A4, 6.50%,
              7/25/13......................         780
   1,918    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%,
              6/15/11 (b)..................       1,967
   4,250    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A3, 6.61%,
              2/15/15 (b)..................       4,378
     750    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08.......................         804
   1,250    WFS Financial Owner Trust,
              Series 03-1, Class A3, 2.03%,
              8/20/07......................       1,263
   1,000    WFS Financial Owner Trust,
              Series 03-2, Class A3, 1.76%,
              1/20/08......................       1,005
   2,250    WFS Financial Owner Trust,
              Series 02-1, Class A4A,
              4.87%, 9/20/09...............       2,396
   2,000    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10......................       2,105
   2,000    WFS Financial Owner Trust,
              Series 03-2, Class A4, 2.41%,
              12/20/10.....................       2,012
                                             ----------
  Total Asset Backed Securities                  59,823
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.0%):
     346    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%,
              7/25/09 (b)..................          35
     552    Chase Mortgage Finance Corp.,
              Series 00-S8, Class A6,
              7.75%, 11/25/30..............         553
     345    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25...............         347
      68    Collateralized Mortgage
              Securities Corp., Series
              88-2, Class B, 8.80%,
              4/20/19......................          68
   5,000    Countrywide Alternative Loan
              Trust, Series 01-6, Class
              2A4, 7.00%, 7/25/31..........       5,144

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  1,500    Countrywide Alternative Loan
              Trust, Series 01-10, Class
              A5, 6.75%, 12/25/31..........  $    1,549
   3,324    Countrywide Alternative Loan
              Trust, Series 01-12, Class
              A6, 6.50%, 1/25/32...........       3,406
   3,500    Countrywide Alternative Loan
              Trust, Series 02-2, Class
              A12, 6.75%, 4/25/32..........       3,624
   6,000    Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32...............       6,302
      61    Countrywide Funding Corp.,
              Series 93-11, Class A11,
              13.95%, 2/25/09, IF*.........          61
     213    Countrywide Funding Corp.,
              Series 94-9, Class A20,
              0.00%, 5/25/24, PO...........         213
       9    Countrywide Mortgage Securities
              Corp., Series 94-I, Class A6,
              6.25%, 7/25/09...............           9
     772    CS First Boston Mortgage
              Securities Corp., Series
              97-2, Class A, 7.50%,
              6/25/20 (b)..................         791
     267    Headlands Mortgage Securities,
              Inc., Series 97-6, Class
              AII1, 6.75%, 12/25/12........         266
   3,504    Impac Secured Assets Common
              Owner Trust, Series 00-1,
              Class A8, 8.15%, 4/25/30.....       3,593
   5,000    J.P. Morgan Commercial Mortgage
              Finance Corp., Series 96-C2,
              Class B, 6.80%, 11/25/27.....       5,506
   2,000    J.P. Morgan Commerical Mortgage
              Finance Corp., Series 97-C4,
              Class B, 7.52%, 12/26/28*....       2,279
   2,900    Master Asset Securitization
              Trust, Series 02-3, Class
              2A16, 6.50%, 7/25/32.........       3,035
   2,500    Master Asset Securitization
              Trust, Series 02-4, Class
              A19, 6.50%, 8/25/32..........       2,608
   5,000    Merrill Lynch Mortgage
              Investors, Inc., Series
              97-C2, Class A2, 6.54%,
              12/10/29.....................       5,693
       0    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 2761.00%,
              4/20/21, HB, IF*.............          81
       0    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 3510.80%,
              7/20/21, HB, IF*.............          49

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$     74    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO.................  $       71
   4,000    Mortgage Capital Funding, Inc.,
              Series 96-MC2, Class A3,
              7.01%, 9/20/06...............       4,477
   2,452    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A5,
              7.00%, 4/25/33...............       2,534
   3,387    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A1,
              5.50%, 5/25/33...............       3,473
   7,179    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A2,
              6.00%, 5/25/33...............       7,382
   2,000    Norwest Integrated Structured
              Assets, Inc., Series 00-1,
              Class 1A4, 7.50%, 3/25/30....       2,060
       4    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18....           5
   1,785    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08....       1,784
     242    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF*..........................         244
   2,567    Prudential Home Mortgage
              Securities, Series 94-6,
              Class A9, 6.50%, 2/25/24.....       2,612
   8,434    Residential Accredit Loans,
              Inc., Series 02-QS8, Class
              A5, 6.25%, 6/25/17...........       8,739
   4,839    Residential Accredit Loans,
              Inc., Series 02-QS16, Class
              A3, 14.46%, 10/25/17, IF*....       5,422
   4,727    Residential Accredit Loans,
              Inc., Series 03-QS3, Class
              A8, 6.28%, 2/25/18, IF,
              IO*..........................         588
   4,640    Residential Accredit Loans,
              Inc., Series 03-QS3, Class
              A2, 13.60%, 2/25/18, IF*.....       5,177
     933    Residential Accredit Loans,
              Inc., Series 96-QS3, Class
              AI-11, 7.75%, 6/25/26........         932
   2,000    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              A4, 7.75%, 12/25/30..........       2,042
     890    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              NB4, 7.75%, 12/25/30.........         903

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 58

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  4,747    Residential Accredit Loans,
              Inc., Series 02-QS6, Class
              A10, 6.50%, 5/25/32..........  $    4,857
   4,000    Residential Asset Mortgage
              Products, Inc., Series
              01-RS3, Class AI4, 6.29%,
              10/25/31.....................       4,144
   2,000    Residential Asset
              Securitization Trust, Series
              00-A7, Class A3, 8.00%,
              11/25/30.....................       2,075
     709    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S8, Class A6, 6.00%,
              3/25/09......................         726
     197    Residential Funding Mortgage
              Securities I, Inc., Series
              00-S11, Class A3, 7.75%,
              9/25/30......................         197
     747    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S13, Class A6, 7.75%,
              10/25/30.....................         747
     103    Rural Housing Trust, Series
              87-1, Class 3B, 7.33%,
              4/1/26.......................         104
   3,494    Structured Asset Securities
              Corp., Series 01-1, Class
              1A8, 6.85%, 2/25/31..........       3,548
   1,420    Structured Mortgage Asset
              Residential Trust, Series
              93-2A, Class AE, 7.60%,
              3/25/09......................       1,465
   4,000    The Equitable Life Assurance
              Society of the U.S., Series
              174, Class A1, 7.24%, 5/15/06
              (b)..........................       4,500
   5,406    Vendee Mortgage Trust, Series
              94-1, Class 1, 5.63%,
              2/15/24*.....................       5,683
   4,915    Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26......................       5,478
   1,762    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26......................       1,985
   6,423    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27......................       7,297
   2,000    Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27......................       2,219
   5,000    Washington Mutual Mortgage
              Securities Corp., Series
              01-4, Class 1A4, 6.63%,
              6/25/31......................       5,071

COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$     968    Washington Mutual Mortgage
              Securities Corp., Series
              03-MS7, Class P, 0.00%,
              3/25/33, PO..................  $      859
                                             ----------
  Total Collateralized Mortgage Obligations     144,612
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS (18.8%):
Aerospace & Defense (0.1%):
$  1,489    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 (b)..........  $    1,665
                                             ----------
Airlines (0.7%):
   1,000    Continental Airlines, Inc.,
              Series 99-2, Class A2, 7.06%,
              9/15/09......................         994
     290    Continental Airlines, Inc.,
              Series 99-2, Class A1, 7.26%,
              3/15/20......................         287
   1,554    Delta Airlines, Inc., Series
              01-1, 6.62%, 3/18/11.........       1,567
   2,250    Delta Airlines, Inc., Series
              02-1, Class G2, 6.42%,
              7/2/12.......................       2,436
     584    Northwest Airlines, Inc.,
              Series 01-1, Class B, 7.69%,
              4/1/17.......................         443
     577    Northwest Airlines, Inc.,
              Series 01-1, Class A1, 7.04%,
              4/1/22.......................         567
     730    Southwest Airlines Co., Series
              01-1, Class A1, 5.10%,
              5/1/06.......................         778
   1,625    Southwest Airlines Co., Series
              A2, 5.50%, 11/1/06...........       1,764
     600    United Airlines, Inc., Series
              00-1, Class A2, 7.73%,
              7/1/10 (c)...................         474
   1,669    United Airlines, Inc., Series
              00-2, Class A2, 7.19%,
              4/1/11 (c)...................       1,427
   2,471    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13 (c)...................       2,074
   2,581    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14 (c)...................       2,061
                                             ----------
                                                 14,872
                                             ----------
Automotive (0.4%):
     717    Daimler Chrysler AG, 6.66%,
              1/8/05.......................         724
   1,600    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05...............       1,716
   4,000    Daimler Chrysler NA Holdings,
              4.05%, 6/4/08................       3,965
   1,255    General Motors Corp., 7.20%,
              1/15/11......................       1,267
                                             ----------
                                                  7,672
                                             ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance (11.3%):
$    200    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05...............  $      221
     750    AIG International Lease Finance
              Corp., 5.88%, 5/1/13.........         809
     650    American General Finance Corp.,
              4.50%, 11/15/07..............         692
     450    American General Finance Corp.,
              5.38%, 10/1/12...............         486
     700    Ameritech Capital Funding,
              6.15%, 1/15/08...............         795
   3,000    ASIF Global Financing XIX,
              4.90%, 1/17/13 (b)...........       3,130
   3,000    ASIF Global Financing XX,
              2.65%, 1/17/06 (b)...........       3,047
     300    Associates Corp., 6.63%,
              6/15/05......................         328
   1,000    Associates Corp., 6.38%,
              11/15/05.....................       1,108
   5,475    Associates Corp., 8.15%,
              8/1/09.......................       6,644
   8,250    Bank of America Corp., 7.80%,
              2/15/10......................      10,185
   1,000    Bank of America Corp., 7.40%,
              1/15/11......................       1,230
   1,500    Bear Stearns Co., Inc., 6.25%,
              7/15/05......................       1,631
   1,500    Boeing Capital Corp., 6.36%,
              7/15/05......................       1,589
     750    Branch Banking & Trust, 4.88%,
              1/15/13......................         794
   1,500    Capital One Bank, 8.25%,
              6/15/05......................       1,625
   2,500    Chase Manhattan Corp., 7.13%,
              6/15/09......................       2,985
     700    CIT Group Holdings, 6.63%,
              6/15/05......................         759
     250    Citicorp, 6.75%, 8/15/05.......         276
   1,000    Citigroup, Inc., 7.25%,
              10/1/10......................       1,213
     200    Corporation Andina de Fomento
              California, 5.20%, 5/21/13...         203
   1,250    Countrywide Home Loan, Series
              E, 7.20%, 10/30/06...........       1,431
   8,100    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11.....................       9,089
   1,000    First Union National, Inc.,
              7.80%, 8/18/10...............       1,243
   5,000    Firstar Bank N.A., 7.13%,
              12/1/09......................       6,052
   4,250    Ford Motor Credit Co., 6.13%,
              3/20/04......................       4,346

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  6,750    Ford Motor Credit Co., 6.88%,
              2/1/06.......................  $    7,163
   2,000    Ford Motor Credit Co., 5.80%,
              1/12/09......................       1,990
   6,700    Ford Motor Credit Co., 7.38%,
              10/28/09.....................       7,034
   5,080    Ford Motor Credit Co., 7.88%,
              6/15/10......................       5,451
     266    GE Capital Corp., 7.88%,
              12/1/06......................         312
   3,500    GE Capital Corp., 5.38%,
              3/15/07......................       3,855
   2,100    GE Capital Corp., 4.25%,
              1/15/08......................       2,227
   2,250    GE Capital Corp., 3.50%,
              5/1/08.......................       2,306
   1,750    GE Capital Corp., 4.63%,
              9/15/09......................       1,875
   2,550    GE Capital Corp., 6.13%,
              2/22/11......................       2,912
   3,700    GE Capital Corp., 5.88%,
              2/15/12......................       4,146
   3,000    GE Capital Corp., 6.00%,
              6/15/12......................       3,392
   7,000    GMAC, 6.38%, 1/30/04...........       7,186
   2,000    GMAC, 6.85%, 6/17/04...........       2,081
   4,600    GMAC, 6.13%, 9/15/06...........       4,846
     200    GMAC, 7.75%, 1/19/10...........         216
   5,600    GMAC, 7.25%, 3/2/11............       5,755
     500    Goldman Sachs Group LP, 7.35%,
              10/1/09......................         609
   5,000    Goldman Sachs Group LP, 6.88%,
              1/15/11......................       5,909
   1,500    Goldman Sachs Group LP, 6.60%,
              1/15/12......................       1,746
   1,721    Household Automotive Trust,
              Series 00-2, Class A4, 7.43%,
              4/17/07......................       1,797
   1,500    Household Finance Corp., 7.20%,
              7/15/06......................       1,714
   1,000    Household Finance Corp., 6.50%,
              11/15/08.....................       1,151
   7,000    Household Finance Corp., 5.88%,
              2/1/09.......................       7,813
   3,450    Household Finance Corp., 8.00%,
              7/15/10......................       4,286
   1,400    Household Finance Corp., 6.75%,
              5/15/11......................       1,628
   1,000    Household Finance Corp., 6.38%,
              11/27/12.....................       1,141

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 60

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    100    Inter-American Development
              Bank, 8.40%, 9/1/09..........  $      131
     875    International Lease Finance
              Corp., 4.50%, 5/1/08.........         917
   2,000    Jackson National Life Global,
              6.13%, 5/30/12 (b)...........       2,228
   1,200    John Hancock Global Funding,
              7.90%, 7/2/10 (b)............       1,483
   2,250    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12...............       2,642
   6,000    Liberty Mutual Insurance,
              8.20%, 5/4/07 (b)............       6,249
   2,000    Marshall & Ilsley Corp., 5.75%,
              9/1/06.......................       2,228
   2,000    Merrill Lynch & Co., 3.70%,
              4/21/08......................       2,068
   4,000    Metropolitan Life Insurance
              Co., 7.00%, 11/1/05 (b)......       4,430
   1,500    MGIC Investment Corp., 6.00%,
              3/15/07......................       1,622
     170    Midland Bank, 8.63%,
              12/15/04.....................         187
   1,600    Monumental Global Funding,
              5.20%, 1/30/07 (b)...........       1,743
     700    Morgan Stanley Dean Witter and
              Co., 4.25%, 5/15/10..........         722
   4,100    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11..........       4,803
   4,600    Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12...........       5,324
   9,685    National Rural Utilities,
              6.00%, 5/15/06...............      10,763
     600    Nationwide Financial Services,
              6.25%, 11/15/11..............         674
   1,000    Norwest Financial, Inc., 7.20%,
              4/1/04.......................       1,044
   1,000    Popular North America, Inc.,
              Series E, 6.13%, 10/15/06....       1,114
   1,000    Popular North America, Inc.,
              4.25%, 4/1/08................       1,042
     300    Principal Life Global Funding,
              6.13%, 3/1/06 (b)............         332
   1,000    Principal Life Global Funding,
              2.80%, 6/26/08 (b)...........         990
   3,780    Principal Life Global Funding,
              6.25%, 2/15/12 (b)...........       4,283
   1,300    SLM Corp., Series A, 5.38%,
              1/15/13......................       1,407
   3,000    State Street Corp., 7.65%,
              6/15/10......................       3,730
   1,130    Suntrust Bank, 6.38%, 4/1/11...       1,320

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    570    Toyota Motor Credit Corp.,
              5.63%, 11/13/03..............  $      579
   2,400    Tyco Capital Corp., 6.50%,
              2/7/06.......................       2,625
   5,000    U.S. Bancorp, 6.50%, 2/1/08....       5,770
   3,500    Wachovia Corp., 4.95%,
              11/1/06......................       3,814
   1,500    Washington Mutual Bank, 6.88%,
              6/15/11......................       1,792
   1,000    Washington Mutual Finance,
              6.88%, 5/15/11...............       1,188
   3,100    Wells Fargo Bank, 7.55%,
              6/21/10......................       3,827
                                             ----------
                                                235,523
                                             ----------
Conglomerates (0.0%):
     750    Tyco International Group,
              6.38%, 10/15/11..............         795
                                             ----------
Ecological Services & Equipment (0.1%):
   2,250    Honeywell International, 5.13%,
              11/1/06......................       2,458
                                             ----------
Energy (0.3%):
   2,700    Constellation Energy Group,
              6.35%, 4/1/07................       3,021
   1,000    DTE Energy Co., 6.65%,
              4/15/09......................       1,153
   1,600    Duke Energy Corp., 5.63%,
              11/30/12.....................       1,724
                                             ----------
                                                  5,898
                                             ----------
Forest Products (0.0%):
     600    Abitibi Consolidated, Inc.,
              8.55%, 8/1/10................         673
                                             ----------
Governments (Foreign) (0.3%):
   3,000    Province of Quebec, 5.75%,
              2/15/09......................       3,411
   1,850    United Mexican States, 4.63%,
              10/8/08......................       1,893
     270    United Mexican States, 6.38%,
              1/16/13......................         287
                                             ----------
                                                  5,591
                                             ----------
Industrial Goods & Services (1.0%):
   5,000    Cox Radio, Inc., 6.38%,
              5/15/05......................       5,343
   1,500    Dow Chemical, 6.13%, 2/1/11....       1,651
   4,050    Enron Corp., 0.00%,
              7/1/05 (c)...................           0
   1,400    IBM Corp., 5.39%, 1/22/09......       1,570
   1,500    Kroger Co., 8.05%, 2/1/10......       1,810
   4,000    Oracle Corp., 6.72%, 2/15/04...       4,135

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
$  2,350    Phillips Petroleum Co., 8.75%,
              5/25/10......................  $    3,063
   1,250    Tyco International Group,
              6.75%, 2/15/11...............       1,331
     800    Weyerhaeuser Co., 6.13%,
              3/15/07......................         886
     200    Weyerhaeuser Co., 6.75%,
              3/15/12......................         227
                                             ----------
                                                 20,016
                                             ----------
Leasing (0.2%):
   4,250    International Lease Finance
              Corp., 5.85%, 11/25/03.......       4,328
                                             ----------
Multimedia (0.4%):
   1,000    AOL Time Warner, Inc., 5.63%,
              5/1/05.......................       1,062
   2,125    AOL Time Warner, Inc., 8.18%,
              8/15/07......................       2,494
   1,400    AOL Time Warner, Inc., 7.48%,
              1/15/08......................       1,591
   1,100    AOL Time Warner, Inc., 10.15%,
              5/1/12.......................       1,508
   1,425    Comcast Cable Communications,
              8.13%, 5/1/04................       1,496
                                             ----------
                                                  8,151
                                             ----------
Real Estate (0.2%):
   2,750    EOP Operating LP, 6.75%,
              2/15/12......................       3,137
                                             ----------
Telecommunications (2.2%):
     524    AT&T Broadband Corp., 8.38%,
              3/15/13......................         658
     750    AT&T Wireless Services, Inc.,
              7.50%, 5/1/07................         865
   1,800    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11................       2,130
   1,214    Bellsouth Telecommunications,
              6.30%, 12/15/15..............       1,334
   4,100    British Telecom PLC, 8.38%,
              12/15/10.....................       5,194
     600    Comcast Corp., 5.50%,
              3/15/11......................         643
     700    Cox Communications, Inc.,
              6.88%, 6/15/05...............         764
     900    Cox Communications, Inc.,
              7.75%, 11/1/10...............       1,102
   3,600    France Telecom, 9.25%, 3/1/11..       4,539
     100    Liberty Media Corp., 5.70%,
              5/15/13......................         102
     870    New York Telephone Co., 6.00%,
              4/15/08......................         982

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$  2,800    Nynex Capital Funding, 8.23%,
              10/15/09.....................  $    3,461
     435    Nynex Corp., 9.55%, 5/1/10.....         533
   1,250    Sprint Capital Corp., 7.13%,
              1/30/06......................       1,369
   5,350    Sprint Capital Corp., 6.00%,
              1/15/07......................       5,754
     900    Sprint Capital Corp., 8.38%,
              3/15/12......................       1,080
   3,700    TCI Communications, Inc.,
              9.80%, 2/1/12................       4,909
   1,400    Telus Corp., 8.00%, 6/1/11.....       1,624
   5,250    Verizon Global Funding Corp.,
              7.25%, 12/1/10...............       6,315
   2,000    Verizon New England, Inc.,
              6.50%, 9/15/11...............       2,325
   1,000    Verizon New York, Inc., 6.88%,
              4/1/12.......................       1,180
   4,100    WorldCom, Inc., 7.38%,
              1/15/06 (b) (c)..............       1,220
                                             ----------
                                                 48,083
                                             ----------
Transportation (0.3%):
   4,616    Federal Express Corp.,
              Series 98-1A, 6.72%,
              1/15/22......................       5,384
                                             ----------
Transportation & Shipping (0.1%):
   1,000    Burlington North Santa Fe,
              7.13%, 12/15/10..............       1,209
                                             ----------
Utilities (1.2%):
     400    Alabama Power Co., 4.70%,
              12/1/10......................         416
     800    American Electric Power Co.,
              Series A, 6.13%, 5/15/06.....         878
   5,000    Avon Energy Partners, 7.05%,
              12/11/07 (b).................       4,313
     800    Dominion Resources, Inc.,
              2.80%, 2/15/05...............         811
   1,600    Dominion Resources, Inc.,
              6.25%, 6/30/12...............       1,815
   2,000    Exelon Generation Co., LLC,
              6.95%, 6/15/11...............       2,324
   1,032    National Rural Utilities,
              7.30%, 9/15/06...............       1,193
   6,000    Ohio Power, 6.73%, 11/1/04.....       6,365
   1,120    Ohio Valley Electric Co.,
              5.94%, 2/12/06 (b)...........       1,231
   1,090    PSEG Power, 7.75%, 4/15/11.....       1,303
   1,909    Ras Laffan Gas, 7.63%, 9/15/06
              (b)..........................       2,030

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 62

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
$  1,300    Southern California Gas Co.,
              4.80%, 10/1/12...............  $    1,369
      75    Virginia Electric & Power Co.,
              5.38%, 2/1/07................          82
                                             ----------
                                                 24,130
                                             ----------
  Total Corporate Bonds                         389,585
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (51.6%):
Fannie Mae (17.5%):
       8    10.00%, 5/25/04, Series 89-26,
              Class D......................           8
  10,238    6.88%, 9/1/05, Pool #73192.....      11,063
       0    758.75%, 1/25/06, Series 91-4,
              Class N, HB..................           1
       0    908.75%, 3/25/06, Series 91-20,
              Class M, HB..................           1
   7,160    6.95%, 4/1/06, Pool #73429.....       7,908
       0    1008.00%, 4/25/06, Series
              91-33, Class J, HB...........           2
     179    0.00%, 9/25/06, Series 96-46,
              Class PE, PO.................         176
      53    7.00%, 1/1/07, Pool #145771....          56
     501    7.25%, 4/25/07, Series 92-44,
              Class K......................         530
   1,000    6.50%, 2/25/08, Series 93-18,
              Class PK.....................       1,102
      23    3.01%, 5/25/08, Series 93-63,
              Class FD*....................          23
     405    3.11%, 5/25/08, Series 93-72,
              Class F*.....................         407
     245    3.11%, 8/25/08, Series 93-129,
              Class FE*....................         245
   1,155    0.00%, 9/25/08, Series 96-39,
              Class J, PO..................       1,106
     658    0.00%, 9/25/08, Series 96-20,
              Class L, PO..................         641
     454    14.78%, 9/25/08, Series 93-175,
              Class SA, IF*................         493
     869    17.22%, 9/25/08, Series 93-70,
              Class SE, IF*................         924
     576    3.11%, 10/25/08, Series 93-196,
              Class FA*....................         579
     565    6.00%, 10/25/08, Series 93-188,
              Class QZ.....................         566
   2,755    12.15%, 10/25/08, Series 93-94,
              Class S, IF*.................       3,093
   1,494    0.00%, 12/25/08, Series 98-27,
              Class B, PO..................       1,455

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    674    3.26%, 1/25/09, Series 94-12,
              Class FC*....................   $     676
      25    12.94%, 1/25/09, Series 94-12,
              Class SB, IF*................          25
   1,179    6.50%, 2/25/09, Series 94-17,
              Class JB, IO.................         124
     399    6.50%, 2/25/09, Series 94-20,
              Class Z......................         406
     540    16.20%, 2/25/09, Series 94-13,
              Class SK, IF*................         588
   1,121    0.00%, 3/25/09, Series 96-24,
              Class E, PO..................       1,088
   2,261    6.00%, 3/25/09, Series 94-34,
              Class DZ.....................       2,412
     155    6.50%, 3/25/09, Series 95-13,
              Class B......................         161
     944    6.50%, 4/1/09, Pool #190830....       1,003
   1,000    6.50%, 2/25/10, Series 94-40,
              Class VC.....................       1,067
     470    7.00%, 4/25/10, Series 92-124,
              Class D......................         470
     282    7.00%, 6/1/10, Pool #312903....         300
   4,249    6.50%, 11/25/10, Series 01-52,
              Class XM.....................       4,539
     858    6.50%, 12/1/10, Pool #322598...         909
     251    6.50%, 4/1/11, Pool #337903....         265
   1,725    6.50%, 10/25/11, Series 01-49,
              Class VA.....................       1,750
   2,550    6.50%, 12/25/11, Series 01-12,
              Class VC.....................       2,636
   1,367    7.50%, 10/1/12, Pool #402982...       1,464
   2,037    6.75%, 10/25/12, Series 93-65,
              Class D......................       2,070
   1,886    8.00%, 11/1/12, Pool #535710...       2,028
   4,981    6.50%, 5/1/13, Pool #429707....       5,261
     921    6.50%, 9/1/13, Pool #251982....         973
      68    6.37%, 11/25/13, Series 93-220,
              Class SE, IF*................          69
      28    20.38%, 11/25/13, Series
              93-220, Class SD, IF*........          29
     222    5.25%, 12/25/13, Series 93-225,
              Class SS, IF.................         225

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,000    23.02%, 12/25/13, Series
              93-225, Class SG, IF*........  $    1,172
       1    7.50%, 5/1/14, Pool #57930.....           1
   1,819    6.00%, 5/25/14, Series 01-71,
              Class GU.....................       1,904
   2,000    6.00%, 9/25/14, Series 01-71,
              Class QC.....................       2,042
   2,185    5.50%, 4/25/15, Series 02-84,
              Class VB.....................       2,331
   1,425    6.50%, 8/25/15, Series 01-61,
              Class VQ.....................       1,512
   5,000    5.00%, 11/25/15, Series 02-74,
              Class PD.....................       5,201
   5,000    6.00%, 12/25/15, Series 01-78,
              Class VB.....................       5,232
     165    12.50%, 1/1/16, Pool #303306...         194
   4,000    5.00%, 1/25/16, Series 02-74,
              Class LD.....................       4,161
   3,500    6.00%, 3/25/16, Series 01-5,
              Class OW.....................       3,738
   7,000    5.50%, 5/25/16, Series 02-61,
              Class PE.....................       7,346
   1,637    5.00%, 12/1/16, Pool #615017...       1,695
   3,000    6.00%, 12/25/16, Series 01-71,
              Class MB.....................       3,213
     244    6.00%, 12/25/16, Series G-22,
              Class G......................         257
  14,100    6.00%, 12/25/16, Series 01-74,
              Class MB.....................      15,255
   5,250    6.00%, 12/25/16, Series 01-71,
              Class QE.....................       5,603
   3,798    6.50%, 12/25/16, Series 01-50,
              Class VB.....................       4,023
   3,500    7.00%, 12/25/16, Series 01-61,
              Class VB.....................       3,841
   2,000    6.00%, 2/25/17, Series 02-2,
              Class UC.....................       2,151
   1,303    6.50%, 3/1/17, Pool #627139....       1,375
     302    1.84%, 3/25/17, Series 96-27,
              Class FA*....................         303
      18    7.00%, 4/1/17, Pool #44696.....          19
   2,000    5.50%, 4/25/17, Series 02-18,
              Class PC.....................       2,140
   2,000    6.00%, 4/25/17, Series 02-24,
              Class AJ.....................       2,167

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,900    6.50%, 10/1/17, Pool #667014...  $    2,005
   2,000    5.50%, 1/25/18, Series 02-94,
              Class BK.....................       2,130
   1,312    6.50%, 3/1/18, Pool #697121....       1,384
      75    9.25%, 4/25/18, Series 88-7,
              Class Z......................          84
     589    9.85%, 11/1/18, Series 97-77,
              Class M......................         667
     402    9.50%, 12/1/18, Pool #426839...         456
     262    3.65%, 3/1/19, Pool #116612*...         270
      28    10.50%, 3/1/19, Series 50,
              Class 2, IO..................           7
      79    5.85%, 8/1/19, Pool #111366*...          82
     799    9.00%, 9/1/19, Pool #559423....         890
     512    8.00%, 10/25/19, Series 89-70,
              Class G......................         560
     157    8.50%, 11/25/19, Series 89-83,
              Class H......................         173
     204    9.00%, 11/25/19, Series 89-89,
              Class H......................         227
     250    9.40%, 11/25/19, Series 89-78,
              Class H......................         281
     148    8.50%, 1/25/20, Series 90-97,
              Class B......................         162
      82    8.80%, 1/25/20, Series 90-1,
              Class D......................          91
     119    5.50%, 6/25/20, Series 90-60,
              Class K......................         124
     108    9.50%, 6/25/20, Series 90-63,
              Class H......................         120
     127    5.50%, 8/25/20, Series 90-93,
              Class G......................         131
     480    6.50%, 8/25/20, Series 90-102,
              Class J......................         509
       2    504.00%, 8/25/20, Series 90-94,
              Class H, HB..................          17
       1    1118.04%, 8/25/20, Series
              90-95, Class J, HB...........          24
     210    9.00%, 10/25/20, Series 90-120,
              Class H......................         233
      53    20.01%, 11/25/20, Series
              90-134, Class SC, IF*........          65
       3    652.15%, 12/25/20, Series
              90-140, Class K, HB..........          45

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 64

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$      0    907.20%, 2/25/21, Series 91-7,
              Class K, HB..................  $        3
      17    8.00%, 3/1/21, Pool #70825.....          18
   2,000    7.00%, 3/25/21, Series 01-4,
              Class PC.....................       2,216
     314    15.32%, 5/25/21, Series 91-42,
              Class S, IF*.................         364
     171    8.50%, 6/25/21, Series G-14,
              Class L......................         190
     735    8.75%, 6/25/21, Series G-18,
              Class Z......................         815
   1,792    6.50%, 9/25/21, Series 01-48,
              Class Z......................       1,901
     538    8.75%, 10/25/21, Series G-35,
              Class M......................         599
   3,000    6.50%, 2/25/22, Series 02-1,
              Class HC.....................       3,173
   1,054    2.86%, 3/25/22, Series 92-33,
              Class F*.....................       1,073
   1,295    7.00%, 4/25/22, Series 93-41,
              Class D......................       1,297
       0    706.40%, 5/25/22, Series G92-
              27, Class SQ, HB, IF*........         111
   1,200    5.50%, 6/25/22, Series 02-91,
              Class UH, IO.................         130
     157    7.00%, 7/25/22, Series G92-42,
              Class Z......................         169
   2,508    7.50%, 7/25/22, Series G92-35,
              Class E......................       2,686
   3,528    8.00%, 7/25/22, Series G92-44,
              Class ZQ.....................       3,892
     862    6.50%, 8/25/22, Series 96-59,
              Class J......................         898
   1,522    0.00%, 9/25/22, Series 97-70,
              Class PO, PO.................       1,505
     356    5.50%, 9/25/22, Series 92-143,
              Class MA.....................         374
   2,468    7.50%, 9/25/22, Series G92-54,
              Class ZQ.....................       2,703
     437    7.50%, 11/1/22, Pool #189190...         468
   1,485    10.86%, 12/25/22, Series
              93-225, Class VO, IF*........       1,543
     588    6.50%, 2/25/23, Series 93-5,
              Class Z......................         618
     556    0.00%, 3/25/23, Series 98-28,
              Class ED, PO.................         552
   6,149    6.00%, 3/25/23, Series 93-41,
              Class PH.....................       6,444

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  4,965    7.00%, 3/25/23, Series 93-37,
              Class PX.....................  $    5,403
     262    7.50%, 4/1/23, Series 218,
              Class 2, IO..................          35
     252    0.00%, 4/25/23, Series 98-4,
              Class C, PO..................         237
   1,175    15.38%, 4/25/23, Series 93-62,
              Class SA, IF*................       1,321
  13,500    0.00%, 6/25/23, Series 93-257,
              Class C, PO..................      12,638
   3,245    6.50%, 7/25/23, Series 96-59,
              Class K......................       3,452
   1,000    6.50%, 7/25/23, Series 93-122,
              Class M......................       1,053
      77    8.10%, 7/25/23, Series 93-115,
              Class SD, IF*................          77
   4,000    7.37%, 8/25/23, Series 96-14,
              Class SE, IF, IO*............         809
     933    6.50%, 9/25/23, Series 93-178,
              Class PK.....................       1,008
     508    10.17%, 9/25/23, Series 93-165,
              Class SD, IF*................         528
   5,000    6.50%, 10/25/23, Series 93-183,
              Class KA.....................       5,483
  10,000    6.50%, 10/25/23, Series 93-189,
              Class PL.....................      10,614
     218    0.00%, 11/25/23, Series 94-9,
              Class E, PO..................         202
   3,000    6.75%, 12/25/23, Series 94-55,
              Class G......................       3,122
   3,881    7.00%, 12/25/23, Series 93-250,
              Class Z......................       4,195
     236    17.33%, 12/25/23, Series
              93-223, Class SN, IF*........         238
   2,144    21.23%, 12/25/23, Series
              93-247, Class SA, IF*........       2,642
     246    10.00%, 2/1/24, Pool #479469...         283
     566    0.00%, 2/25/24, Series 99-16,
              Class B, PO..................         565
     242    8.00%, 5/1/24, Pool #250066....         263
     416    8.50%, 7/1/24, Pool #250103....         453
     301    7.50%, 10/1/24, Pool #303031...         323
     788    8.80%, 1/25/25, Series G95-1,
              Class C......................         866
      26    7.50%, 5/1/25, Pool #293928....          28

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$     61    7.50%, 5/1/25, Pool #311810....  $       65
      61    8.50%, 5/1/25, Pool #308499....          66
      66    8.50%, 6/1/25, Pool #315277....          71
     511    7.00%, 7/1/25, Pool #290387....         540
     401    7.00%, 7/1/25, Pool #312931....         424
   2,000    6.50%, 11/25/25, Series 02-36,
              Class PE.....................       2,059
   2,500    7.00%, 1/25/26, Series 96-32,
              Class PH.....................       2,676
      77    9.00%, 4/1/26, Pool #446278....          86
     147    5.66%, 6/1/26, Pool #341503*...         152
     212    7.50%, 8/18/26, Series 97-29,
              Class PL, IO.................           4
      98    8.50%, 11/1/26, Pool #411183...         107
   3,448    1.84%, 3/25/27, Series 97-20,
              Class IO, IO.................         215
   2,857    1.84%, 3/25/27, Series 97-20,
              Class IB, IO.................         177
   2,591    7.50%, 4/18/27, Series 97-27,
              Class J......................       2,785
   2,421    7.50%, 4/20/27, Series 97-29,
              Class J......................       2,542
   3,284    7.50%, 5/20/27, Series 97-39,
              Class PD.....................       3,543
   1,442    8.00%, 6/1/27, Pool #695533....       1,566
   1,000    6.50%, 6/25/27, Series 00-16,
              Class PC.....................       1,021
   1,694    8.50%, 8/1/27, Pool #253605....       1,846
     554    3.84%, 9/1/27, Pool #54844*....         567
     590    7.00%, 9/1/27, Pool #313687....         623
   2,324    7.00%, 12/18/27, Series 97-81,
              Class PL, IO.................         238
   2,523    6.00%, 3/25/28, Series 02-59,
              Class AC.....................       2,687
     653    4.20%, 3/1/29, Pool #303532*...         670
   1,920    6.50%, 3/1/29, Pool #252409....       2,028

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  3,000    6.00%, 7/25/29, Series 02-W5,
              Class A6.....................  $    3,147
   1,700    6.00%, 7/25/29, Series 01-80,
              Class PE.....................       1,783
     452    8.50%, 2/1/30, Pool #566784....         492
  10,611    7.07%, 2/25/30, Series 01-53,
              Class TS, IF, IO*............         276
   3,873    7.50%, 2/25/30, Series 00-2,
              Class ZE.....................       4,346
   5,000    6.25%, 8/25/30, Series 02-W5,
              Class A7.....................       5,309
  11,231    7.07%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*...........         720
     879    9.00%, 12/1/30, Pool #649940...         976
   6,500    6.00%, 7/25/31, Series 01-33,
              Class ID, IO.................       1,408
   2,960    6.50%, 8/1/31, Pool #598559....       3,146
   4,000    7.00%, 8/25/31, Series 01-36,
              Class DE.....................       4,339
   1,689    6.50%, 9/25/31, Series 01-49,
              Class Z......................       1,787
   2,000    7.00%, 9/25/31, Series 01-44,
              Class PD.....................       2,135
   1,762    19.05%, 10/25/31, Series 03-52,
              Class SX, IF*................       2,251
   8,100    6.00%, 11/25/31, Series 02-74,
              Class VB.....................       8,594
   1,118    0.00%, 1/25/32, Series 01-81,
              Class LO, PO.................         964
   3,636    21.82%, 2/25/32, Series 02-1,
              Class SA, IF*................       4,200
   4,399    6.82%, 3/15/32, Series 2450,
              Class SW, IF, IO*............         319
   2,500    6.50%, 4/25/32, Series 02-21,
              Class PE.....................       2,689
   4,000    6.50%, 4/25/32, Series 02-59,
              Class VB.....................       4,234
   1,889    6.50%, 4/25/32, Series 02-59,
              Class VA.....................       1,970
   2,000    6.50%, 5/25/32, Series 02-28,
              Class PK.....................       2,157
   4,268    6.50%, 6/25/32, Series 02-37,
              Class Z......................       4,610
   2,035    7.00%, 8/1/32, Pool #649624....       2,154
   2,434    6.00%, 12/1/32, Pool #675555...       2,531

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 66

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,000    0.00%, 12/25/32, Series 02-77,
              Class PO, PO.................  $      938
   1,571    13.15%, 12/25/32, Series 02-84,
              Class S, IF*.................       1,621
   2,405    13.15%, 1/25/33, Series 02-95,
              Class SJ, IF*................       2,496
     609    13.15%, 1/25/33, Series 02-95,
              Class S IF*..................         635
   2,426    6.00%, 3/1/33, Pool #674349....       2,523
     206    5.85%, 3/25/33, Series 03-19,
              Class SD.....................         207
     261    5.85%, 3/25/33, Series 03-19,
              Class S......................         262
     802    6.00%, 3/25/33, Series 03-34,
              Class GB.....................         860
     997    6.69%, 3/25/33, Series 03-19,
              Class SA*....................         999
   3,720    6.27%, 4/25/33, Series 03-28,
              Class GS, IF*................       3,781
   2,018    5.85%, 5/25/33, Series 03-39,
              Class SA, IF*................       2,027
   2,000    6.00%, 5/25/33, Series 03-39,
              Class IO, IO.................         266
   1,503    6.00%, 5/25/33, Series 03-34,
              Class GE.....................       1,607
   2,000    5.75%, 6/25/33, Series 03-47,
              Class PE.....................       2,051
   1,000    10.50%, 7/25/33, Series 03-64,
              Class SX, IF*................         978
   1,977    6.50%, 10/25/42, Series 03-W4,
              Class 2A.....................       2,131
   7,411    6.50%, 12/25/42, Series 03-W1,
              Class 1A1....................       7,988
                                             ----------
                                                362,775
                                             ----------
Freddie Mac (24.3%):
     716    6.46%, 9/15/04, Series 1982,
              Class SB, IF, IO*............          21
     336    6.50%, 10/1/04, Gold Pool
              #M80495......................         344
       1    1008.00%, 5/15/06, Series 1072,
              Class A, HB..................           2
       0    1008.00%, 6/15/06, Series 1098,
              Class M, HB..................           0
      98    4.50%, 3/15/07, Series 1295,
              Class JB.....................          99
       7    8.00%, 4/1/07, Pool #160022....           7
       1    981.87%, 6/15/07, Series 1298,
              Class L, HB..................          13

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  2,320    4.50%, 11/15/07, Series 1404,
              Class FA.....................  $    2,382
     946    7.00%, 1/15/08, Series 1473,
              Class HA.....................         980
     338    7.81%, 2/15/08, Series 1465,
              Class SA, IF, IO*............          27
     539    3.15%, 5/15/08, Series 1513,
              Class AG*....................         549
     219    3.86%, 5/15/08, Series 1506,
              Class F*.....................         222
   3,000    6.50%, 5/15/08, Series 1512,
              Class J......................       3,279
   1,438    6.50%, 5/15/08, Series 1513,
              Class N......................       1,548
     507    7.19%, 5/15/08, Series 1506,
              Class SD, IF, IO*............          38
      37    15.80%, 5/15/08, Series 1506,
              Class S, IF*.................          40
     811    6.00%, 7/15/08, Series 1708,
              Class D......................         832
     584    8.50%, 7/15/08, Series 1549,
              Class K......................         633
   1,044    12.02%, 7/15/08, Series 1544,
              Class J, IF*.................       1,152
     140    7.50%, 8/1/08, Gold Pool
              #G10117......................         148
   1,500    0.00%, 8/15/08, Series 1900,
              Class T, PO..................       1,460
     197    11.20%, 8/15/08, Series 1565,
              Class K, IF*.................         200
      12    7.50%, 9/1/08, Pool #252600....          13
     886    5.00%, 9/15/08, Series 1586,
              Class M......................         919
      60    6.00%, 9/15/08, Series 1586,
              Class A......................          61
      92    0.00%, 10/15/08, Series 1900,
              Class I, PO..................          92
     875    0.00%, 10/15/08, Series 1967,
              Class PC, PO.................         860
     536    8.60%, 10/15/08, Series 1600,
              Class SC, IF*................         588
   3,958    15.14%, 10/15/08, Series 1587,
              Class SL, IF*................       4,989
     813    12.15%, 11/15/08, Series 1604,
              Class SA, IF*................         861
   1,524    16.89%, 11/15/08, Series 1606,
              Class SC, IF*................       1,672
     303    0.00%, 12/15/08, Series 1948,
              Class A, PO..................         302

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$      8    1.81%, 12/15/08, Series 1635,
              Class O*.....................  $        8
      40    2.46%, 12/15/08, Series 1655,
              Class F*.....................          40
     146    3.31%, 12/15/08, Series 1647,
              Class FB*....................         146
  12,978    6.00%, 12/15/08, Series 1624,
              Class KZ.....................      13,861
     908    8.50%, 12/15/08, Series 1625,
              Class SD, IF*................         938
     163    12.43%, 12/15/08, Series 1647,
              Class SB, IF*................         167
     316    16.27%, 12/15/08, Series 2017,
              Class SE, IF*................         351
       5    24.00%, 12/15/08, Series 1655,
              Class SA, IF*................           5
   2,000    6.50%, 1/15/09, Series 1660,
              Class P......................       2,031
     451    0.00%, 2/15/09, Series 1679,
              Class N, PO..................         449
   2,000    5.50%, 2/15/09, Series 2410,
              Class HC.....................       2,106
     705    11.48%, 2/15/09, Series 1796,
              Class S, IF*.................         725
   1,178    11.90%, 3/15/09, Series 1698,
              Class SC, IF*................       1,285
   1,374    7.50%, 8/1/09, Gold Pool
              #G10740......................       1,466
   1,031    6.00%, 9/15/09, Series 2097,
              Class PV.....................       1,081
     215    8.50%, 1/1/10, Gold Pool
              #E00356......................         237
     495    8.50%, 1/1/10, Gold Pool
              #G10305......................         545
     525    6.00%, 2/15/10, Series 2124,
              Class PB.....................         526
      36    7.00%, 8/1/10, Gold Pool
              #E20187......................          38
     827    6.50%, 8/15/10, Series 2324,
              Class PN.....................         864
     513    7.00%, 9/1/10, Gold Pool
              #E00393......................         546
     362    7.50%, 9/1/10, Gold Pool
              #E62448......................         386
     419    7.50%, 7/1/11, Gold Pool
              #E20253......................         448
   1,247    7.00%, 9/1/12, Gold Pool
              #E00506......................       1,326
   2,914    6.00%, 10/15/12, Series 2391,
              Class VQ.....................       3,075

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,131    6.50%, 10/15/12, Series 2401,
              Class VE.....................  $    1,163
   4,000    6.30%, 1/15/13, Series 2025,
              Class PE.....................       4,267
   1,850    6.50%, 2/15/13, Series 2444,
              Class VG.....................       1,923
   3,479    7.00%, 2/15/13, Series 1942,
              Class VD.....................       3,491
   2,881    5.50%, 10/15/13, Series 2527,
              Class VU.....................       3,020
   3,788    6.25%, 10/15/13, Series 1607,
              Class H......................       4,158
      71    6.50%, 12/1/13, Gold Pool
              #C90043......................          75
     800    6.00%, 12/15/13, Series 2102,
              Class TC.....................         852
   2,967    6.00%, 2/15/14, Series 2594,
              Class VP.....................       3,143
   6,923    6.00%, 3/15/14, Series 2594,
              Class VA.....................       7,346
   2,000    6.50%, 5/15/14, Series 2312,
              Class KV.....................       2,105
     947    7.00%, 5/15/14, Series 2299,
              Class G......................         958
   2,150    6.00%, 7/15/14, Series 2405,
              Class PC.....................       2,216
     771    7.50%, 10/1/14, Gold Pool
              #G11169......................         823
   3,500    5.50%, 5/15/15, Series 2391,
              Class QE.....................       3,654
     202    12.00%, 8/1/15, Pool #170269...         232
  12,000    6.50%, 9/15/15, Series 2353,
              Class PC.....................      12,503
   1,469    6.50%, 10/15/15, Series 2454,
              Class VB.....................       1,555
     928    8.50%, 11/15/15, Series 2496,
              Class LD.....................         964
   5,000    5.50%, 12/15/15, Series 2500,
              Class GD.....................       5,252
   6,000    6.50%, 12/15/15, Series 2054,
              Class VB.....................       6,078
   5,000    5.50%, 2/15/16, Series 2500,
              Class TD.....................       5,254
   5,000    5.50%, 6/15/16, Series 2498,
              Class UD.....................       5,249
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ.....................       3,233
  13,000    6.00%, 9/15/16, Series 2353,
              Class TD.....................      13,974

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 68

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  3,500    6.50%, 10/15/16, Series 2349,
              Class NW.....................  $    3,702
   3,000    6.50%, 11/15/16, Series 2369,
              Class VB.....................       3,128
     518    7.50%, 12/15/16, Series 2261,
              Class VY.....................         518
   1,239    6.50%, 5/1/17, Pool #89523.....       1,302
   1,063    5.50%, 6/1/17, Gold Pool
              #E01173......................       1,103
   2,100    5.50%, 12/15/17, Series 2537,
              Class TE.....................       2,239
   3,000    6.50%, 12/15/17, Series 2357,
              Class VX.....................       3,187
   1,394    6.00%, 4/1/18, Gold Pool
              #E01403......................       1,450
   5,000    6.50%, 4/15/18, Series 2461,
              Class VB.....................       5,316
   7,288    6.50%, 5/15/18, Series 2056,
              Class TD.....................       7,573
  10,000    6.00%, 1/15/19, Series 2367,
              Class VD.....................      10,340
      82    12.00%, 7/1/19, Pool #555238...          94
   2,000    6.00%, 7/15/19, Series 2435,
              Class VH.....................       2,120
     395    9.50%, 7/15/19, Series 11,
              Class D......................         400
       9    84.00%, 5/15/20, Series 41,
              Class I, HB..................           9
   2,000    6.50%, 6/15/20, Series 2362,
              Class PD.....................       2,090
      83    10.00%, 6/15/20, Series 47,
              Class F......................          84
      91    8.00%, 7/1/20, Gold Pool
              #A01047......................          99
     207    7.80%, 9/15/20, Series 46,
              Class B......................         215
     115    9.00%, 10/15/20, Series 1807,
              Class G......................         117
   2,000    6.00%, 12/15/20, Series 2392,
              Class PV.....................       2,095
     905    6.95%, 1/15/21, Series 114,
              Class H......................         906
       3    8.60%, 1/15/21, Series 85,
              Class C......................           3
     170    9.50%, 1/15/21, Series 99,
              Class Z......................         170
      73    2.14%, 5/15/21, Series 1084,
              Class F*.....................          74

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     62    29.96%, 5/15/21, Series 1079,
              Class S, IF*.................  $       65
      51    39.88%, 5/15/21, Series 1084,
              Class S, IF*.................          68
     317    8.50%, 9/15/21, Series 1144,
              Class KB.....................         324
   3,721    6.50%, 10/15/21, Series 1590,
              Class GA.....................       3,745
       1    1180.80%, 11/15/21, Series
              1172, Class L, HB*...........          12
       6    1051.20%, 1/15/22, Series 1196,
              Class B, HB*.................          53
   1,397    0.00%, 2/15/22, Series 1987,
              Class W, PO..................       1,391
  11,526    8.00%, 2/15/22, Series 1212,
              Class IZ.....................      12,242
     845    7.00%, 3/15/22, Series 1206,
              Class LA.....................         878
      10    7.00%, 4/1/22, Gold Pool
              #D17768......................          10
     554    7.00%, 5/15/22, Series 1250,
              Class J......................         573
   1,318    8.00%, 8/15/22, Series 1343,
              Class LA.....................       1,391
     519    6.50%, 8/25/22, Series 8, Class
              J............................         527
   2,500    2.75%, 9/15/22, Series 1591,
              Class FH*....................       2,505
   3,000    5.50%, 10/15/22, Series 2512,
              Class PG.....................       3,138
     990    0.00%, 11/15/22, Series 2002,
              Class A, PO..................         989
      32    1.96%, 12/15/22, Series 1483,
              Class FB*....................          32
   1,500    5.50%, 12/15/22, Series 2535,
              Class BK.....................       1,594
   2,527    1.87%, 1/15/23, Series 1603,
              Class IF*....................       2,532
      83    3.21%, 2/15/23, Series 1470,
              Class F*.....................          83
   6,943    7.50%, 2/15/23, Series 1466,
              Class PZ.....................       7,274
   1,141    2.91%, 4/15/23, Series 1672,
              Class FB*....................       1,138
   1,500    7.50%, 4/15/23, Series 1491,
              Class I......................       1,608
   3,000    5.00%, 5/15/23, Series 1798,
              Class F......................       3,067
   2,723    7.88%, 5/15/23, Series 1518,
              Class G, IF*.................       2,818

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$      1    1652.40%, 5/15/23, Series 204,
              Class E, HB, IF*.............  $       30
     808    3.06%, 6/15/23, Series 1665,
              Class FA*....................         819
   1,143    2.66%, 7/15/23, Series 1541,
              Class O*.....................       1,164
   2,500    6.50%, 7/15/23, Series 1558,
              Class D......................       2,677
   1,672    2.63%, 8/15/23, Series 1611,
              Class JA*....................       1,674
   1,525    17.21%, 8/15/23, Series 1611,
              Class JB, IF*................       1,855
   3,210    6.25%, 9/15/23, Series 1589,
              Class Z......................       3,239
   1,940    11.04%, 10/15/23, Series 1689,
              Class SD, IF*................       2,073
     451    18.89%, 10/15/23, Series 1602,
              Class SA, IF*................         475
     466    24.13%, 10/15/23, Series 1859,
              Class SB, IF, IO*............          11
   1,293    0.00%, 11/15/23, Series 2022,
              Class A, PO..................       1,291
     543    6.00%, 11/15/23, Series 1685,
              Class Z......................         552
   1,863    14.76%, 11/15/23, Series 1609,
              Class LG, IF*................       2,278
   1,093    6.25%, 11/25/23, Series 24,
              Class ZE.....................       1,173
   1,000    6.50%, 12/15/23, Series 2283,
              Class K......................       1,089
      28    20.83%, 12/15/23, Series 1854,
              Class SE, IF, IO*............           0
   5,768    6.50%, 1/15/24, Series 2345,
              Class PV.....................       6,040
     832    0.00%, 2/15/24, Series 1700,
              Class GA, PO.................         785
   1,382    7.00%, 2/15/24, Series 1670,
              Class L......................       1,401
     811    10.63%, 2/15/24, Series 1673,
              Class SA, IF*................         822
     264    2.86%, 3/15/24, Series 1689,
              Class FC*....................         264
   2,000    7.00%, 3/15/24, Series 1706,
              Class K......................       2,194
   1,790    21.52%, 3/15/24, Series 2033,
              Class SN, IF, IO*............         248
   1,418    0.00%, 5/15/24, Series 2306,
              Class K, PO..................       1,335
   3,452    7.04%, 5/15/24, Series 2306,
              Class SE, IF, IO*............         316

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    295    8.00%, 8/1/24, Gold Pool
              #G00245......................  $      319
   1,691    7.50%, 8/15/24, Series 1745,
              Class D......................       1,771
     250    8.00%, 11/1/24, Gold Pool
              #C00376......................         271
      29    0.00%, 2/15/25, Series 2299,
              Class LP, PO.................          29
     161    0.00%, 5/15/25, Series 2299,
              Class KP, PO.................         160
     395    7.50%, 8/1/25, Gold Pool
              #C00414......................         422
     627    7.00%, 4/1/26, Gold Pool
              #C00452......................         660
     101    6.98%, 7/1/26, Pool #785618*...         102
   1,899    4.23%, 1/1/27, Pool #611141*...       1,965
   7,038    7.50%, 1/15/27, Series 1927,
              Class PH.....................       7,632
   5,671    6.00%, 5/15/27, Series 1981,
              Class Z......................       5,841
   2,157    7.50%, 9/15/27, Series 1987,
              Class PE.....................       2,271
   4,969    6.50%, 1/15/28, Series 2137,
              Class TM.....................       5,072
   2,727    7.00%, 3/15/28, Series 2038,
              Class PN, IO.................         262
   1,800    7.50%, 3/15/28, Series 2040,
              Class PE.....................       1,995
  10,000    6.50%, 6/15/28, Series 2063,
              Class PG.....................      10,584
   1,000    7.00%, 6/15/28, Series 2064,
              Class TE.....................       1,082
   1,460    8.50%, 7/1/28, Gold Pool
              #G00981......................       1,583
   1,500    6.25%, 8/15/28, Series 2075,
              Class PM.....................       1,605
   3,000    6.50%, 10/15/28, Series 2362,
              Class PJ.....................       3,149
   3,304    7.00%, 10/15/28, Series 2089,
              Class PJ, IO.................         332
   1,944    6.00%, 2/15/29, Series 2125,
              Class JZ.....................       2,043
   2,500    7.00%, 6/15/29, Series 2169,
              Class TB.....................       2,713
   1,719    7.50%, 6/15/29, Series 2163,
              Class PC, IO.................         163
   1,000    7.00%, 7/15/29, Series 2172,
              Class QC.....................       1,085

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 70

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    170    7.50%, 11/15/29, Series 2196,
              Class TL.....................  $      178
   2,000    8.00%, 11/15/29, Series 2201,
              Class C......................       2,209
   2,113    6.00%, 11/25/29, Series 2460,
              Class VZ.....................       2,214
   3,283    8.00%, 1/15/30, Series 2210,
              Class Z......................       3,588
   3,650    8.00%, 3/15/30, Series 2224,
              Class CB.....................       3,882
   2,700    21.55%, 3/15/30, Series 2534,
              Class SN, IF*................       2,972
   3,000    6.00%, 5/15/30, Series 2565,
              Class MB.....................       3,191
   1,500    6.50%, 5/15/30, Series 2440,
              Class AO.....................       1,526
   1,700    7.25%, 9/15/30, Series 2256,
              Class MC.....................       1,843
   2,409    7.00%, 10/15/30, Series 2259,
              Class ZM.....................       2,583
   3,100    7.25%, 12/15/30, Series 2271,
              Class PC.....................       3,373
   3,875    6.50%, 2/15/31, Series 2382,
              Class TL, IO.................         123
   1,500    7.00%, 3/15/31, Series 2296,
              Class PD.....................       1,618
   4,751    6.50%, 4/15/31, Series 2317,
              Class VG.....................       4,965
   1,500    6.00%, 7/15/31, Series 2333,
              Class HC.....................       1,571
  13,502    6.50%, 8/15/31, Series 2344,
              Class ZD.....................      14,378
   1,120    6.50%, 8/15/31, Series 2351,
              Class PZ.....................       1,185
   3,696    6.50%, 8/15/31, Series 2344,
              Class ZJ.....................       3,913
   5,000    6.50%, 8/15/31, Series 2345,
              Class NE.....................       5,280
   2,750    6.38%, 2/15/32, Series 2410,
              Class OE.....................       2,965
   1,700    6.50%, 2/15/32, Series 2410,
              Class NG.....................       1,819
   4,389    7.47%, 2/15/32, Series 2410,
              Class QX, IF, IO*............         352
   2,000    13.74%, 2/15/32, Series 2412,
              Class SP, IF*................       2,320
   5,000    16.43%, 2/15/32, Series 2410,
              Class QS, IF*................       6,072
   3,558    6.50%, 3/15/32, Series 2597,
              Class AD.....................       3,927

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$ 10,996    6.77%, 3/15/32, Series 2444,
              Class ES, IF, IO*............  $      967
   3,000    7.00%, 3/15/32, Series 2423,
              Class MT.....................       3,213
   1,200    7.00%, 3/15/32, Series 2423,
              Class MC.....................       1,290
   5,000    6.50%, 4/15/32, Series 2466,
              Class PG.....................       5,357
   1,200    6.50%, 4/15/32, Series 2435,
              Class CJ.....................       1,297
   1,500    6.50%, 4/15/32, Series 2441,
              Class GF.....................       1,611
   6,000    7.00%, 4/15/32, Series 2434,
              Class TC.....................       6,498
   2,000    6.50%, 5/15/32, Series 2455,
              Class GK.....................       2,163
   3,991    7.00%, 5/15/32, Series 2450,
              Class GZ.....................       4,317
   7,000    6.50%, 6/15/32, Series 2462,
              Class JG.....................       7,524
   5,000    6.50%, 6/15/32, Series 2466,
              Class DH.....................       5,376
   2,111    6.50%, 7/15/32, Series 2484,
              Class LZ.....................       2,301
   2,000    6.50%, 7/15/32, Series 2474,
              Class NR.....................       2,154
   1,924    7.50%, 7/25/32, Series T-41,
              Class 3A.....................       2,147
   3,000    6.00%, 9/15/32, Series 2500,
              Class MC.....................       3,193
   3,337    6.00%, 12/15/32, Series 2543,
              Class YX.....................       3,551
  18,500    5.82%, 2/15/33, Series 2599,
              Class DS, IF, IO*............       2,356
   4,000    6.00%, 2/15/33, Series 2575,
              Class ME.....................       4,258
   8,000    6.37%, 2/15/33, Series 2597,
              Class DS, IF*, IO............       1,157
     380    5.68%, 3/15/33, Series 2586,
              Class SB, IF*................         383
  17,000    5.92%, 3/15/33, Series 2610,
              Class DS, IF, IO*............       2,290
   9,814    6.50%, 3/15/33, Series 2586,
              Class WI, IO.................         910
     916    13.28%, 3/15/33, Series 2583,
              Class SC, IF*................         936
     887    10.53%, 6/15/33, Series 2631,
              Class BS, IF*................         828
   1,726    7.50%, 8/25/42, Series T-51,
              Class 2A.....................       1,926

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$ 15,024    6.50%, 2/25/43, Series T-54,
              Class 2A.....................  $   16,161
   5,574    7.00%, 2/25/43, Series T-54
              Class 3A.....................       6,056
                                             ----------
                                                502,045
                                             ----------
Government National Mortgage Assoc. (9.8%):
       1    8.50%, 9/15/04, Pool #274390...           1
       4    8.50%, 10/15/04, Pool
              #277469......................           4
       3    9.00%, 10/15/04, Pool
              #281655......................           3
       2    9.00%, 10/15/04, Pool
              #229506......................           2
       4    8.50%, 11/15/04, Pool
              #253471......................           5
       9    9.00%, 5/15/05, Pool #288771...           9
       3    9.00%, 6/15/05, Pool #283904...           3
      14    9.00%, 8/15/05, Pool #297031...          14
       2    9.00%, 10/15/05, Pool
              #292589......................           2
       4    9.50%, 10/15/05, Pool
              #291846......................           4
       2    9.00%, 11/15/05, Pool
              #299161......................           2
       8    9.00%, 11/15/05, Pool
              #292610......................           8
       7    7.50%, 2/15/06, Pool #9989.....           7
      12    8.50%, 4/15/06, Pool #307487...          13
      12    7.50%, 6/15/06, Pool #12149....          13
      10    8.00%, 10/15/06, Pool #11503...          11
      55    7.50%, 5/15/07, Pool #329528...          59
      10    7.50%, 7/15/07, Pool #17316....          11
      40    7.50%, 8/15/07, Pool #19015....          42
       3    9.00%, 1/15/09, Pool #26076....           4
      39    9.00%, 4/15/09, Pool #30352....          42
      25    8.00%, 5/15/09, Pool #385676...          27

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    995    6.50%, 7/15/09, Pool #780316... $     1,059
       2    8.00%, 8/15/09, Pool #372143...           2
     102    8.00%, 10/15/09, Pool
              #380639......................         110
       5    9.50%, 10/15/09, Pool #36582...           6
     269    7.50%, 2/15/12, Pool #393363...         291
     326    7.50%, 3/15/12, Pool #441145...         352
     416    7.50%, 3/15/12, Pool #399163...         450
   6,632    6.00%, 3/20/13, Series 02-67,
              Class VA.....................       7,014
   1,000    7.00%, 7/16/13, Series 96-21,
              Class J......................       1,032
     962    6.00%, 11/20/13, Series 02-79,
              Class KV.....................       1,038
   1,943    5.50%, 12/20/13, Series 03-4,
              Class NY.....................       2,082
   2,725    8.00%, 1/15/16, Pool #781570...       2,946
      12    9.00%, 8/15/16, Pool #164502...          13
       5    9.00%, 9/15/16, Pool #179044...           6
       3    9.00%, 9/15/16, Pool #175362...           3
       3    9.50%, 9/15/16, Pool #158201...           4
   1,682    6.50%, 9/20/16, Series 02-48,
              Class VM.....................       1,787
      15    8.50%, 1/15/17, Pool #203625...          16
       4    9.50%, 1/15/17, Pool #185619...           5
       2    8.50%, 3/15/17, Pool #196700...           2
       9    9.00%, 3/15/17, Pool #180330...          10
       1    8.50%, 6/15/17, Pool #188545...           1
   2,000    6.50%, 9/20/17, Series 02-47,
              Class VB.....................       2,137
     970    6.00%, 10/15/17, Pool
              #530747......................       1,020
     410    8.50%, 11/15/17, Pool
              #780086......................         452

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 72

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  7,832    6.00%, 12/20/17, Series 02-88,
              Class VA.....................  $    8,320
      22    9.00%, 7/15/18, Pool #226769...          25
       2    9.50%, 9/15/18, Pool #258627...           2
       5    9.50%, 12/15/18, Pool
              #229531......................           5
  12,000    6.50%, 7/20/19, Series 02-36,
              Class VB.....................      12,856
     408    12.00%, 11/15/19, Pool
              #780149......................         483
       4    9.00%, 2/15/20, Pool #286315...           5
      33    9.50%, 2/15/20, Pool #284959...          38
       7    9.50%, 9/15/20, Pool #292918...           8
      19    9.00%, 7/15/21, Pool #311256...          21
      36    8.00%, 4/15/22, Pool #325461...          39
      25    8.00%, 5/15/22, Pool #317346...          27
       4    8.00%, 5/15/22, Pool #320675...           4
      67    8.00%, 7/15/22, Pool #183670...          74
      23    7.50%, 8/15/22, Pool #333881...          25
     282    8.00%, 9/15/22, Pool #297628...         308
   1,715    6.50%, 9/20/22, Series 98-23,
              Class XI, IO.................          31
     172    7.50%, 11/15/22, Pool
              #313110......................         184
     300    7.00%, 8/15/23, Pool #352108...         319
   2,027    7.00%, 9/15/23, Pool #363030...       2,157
     463    7.00%, 11/15/23, Pool
              #352022......................         493
   2,455    6.50%, 1/15/24, Pool #366706...       2,592
   2,762    7.00%, 2/15/24, Pool #371281...       2,937
   1,000    7.49%, 7/16/24, Series 94-3,
              Class PQ.....................       1,117
   5,000    7.99%, 7/16/24, Series 94-4,
              Class KQ.....................       5,576

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  3,000    6.50%, 10/16/24, Series 94-7,
              Class PQ.....................  $    3,260
     520    9.00%, 11/15/24, Pool
              #780029......................         580
      85    8.50%, 3/20/25, Pool #1974.....          92
     450    8.50%, 4/20/25, Pool #1989.....         487
     518    8.50%, 5/20/25, Pool #2006.....         560
   2,657    8.05%, 6/16/25, Series 95-3,
              Class DQ.....................       2,859
     977    7.50%, 9/16/25, Series 95-7,
              Class CQ.....................       1,043
   1,000    7.50%, 9/17/25, Series 98-26,
              Class K......................       1,096
   1,153    9.50%, 12/15/25, Pool
              #780965......................       1,301
     125    8.00%, 12/20/25, Pool #2141....         135
     188    7.50%, 1/15/26, Pool #416874...         200
     361    7.50%, 3/15/26, Pool #422292...         386
     257    7.50%, 4/15/26, Pool #426059...         275
   1,316    7.50%, 4/18/26, Series 97-8,
              Class PD.....................       1,330
   2,000    7.50%, 6/16/26, Series 00-9,
              Class PB.....................       2,194
     197    8.00%, 6/20/26, Pool #2234.....         212
     205    8.00%, 7/15/26, Pool #426612...         222
   6,713    7.50%, 8/16/26, Series 96-16,
              Class E......................       7,149
     241    8.00%, 8/20/26, Pool #2270.....         259
     267    8.00%, 9/20/26, Pool #2285.....         287
     393    7.50%, 11/15/26, Pool
              #442119......................         420
     186    8.00%, 11/20/26, Pool #2324....         200
     489    0.00%, 12/16/26, Series 99-15,
              Class PE, PO.................         488
     935    7.50%, 7/15/27, Pool #411829...         995
     796    7.50%, 7/15/27, Pool #442119...         848

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    511    8.00%, 10/20/27, Pool #2499....  $      547
     464    8.00%, 11/20/27, Pool #2512....         497
     222    8.00%, 12/20/27, Pool #2525....         237
     288    7.50%, 2/20/28, Pool #2549.....         305
   3,932    6.00%, 3/20/28, Pool #2562.....       4,106
     201    8.00%, 5/15/28, Pool #456883...         217
     395    8.00%, 6/20/28, Pool #2606.....         423
     183    7.50%, 7/15/28, Pool #481915...         194
     142    8.00%, 7/15/28, Pool #468066...         153
     170    8.00%, 8/15/28, Pool #468149...         184
      67    8.00%, 8/20/28, Pool #2633.....          72
   4,553    6.50%, 9/15/28, Pool #468236...       4,789
     411    7.50%, 9/15/28, Pool #486537...         437
     864    7.50%, 9/20/28, Pool #2646.....         914
     528    8.00%, 10/20/28, Pool #2661....         565
   5,155    6.00%, 11/15/28, Pool
              #466406......................       5,415
   4,927    5.50%, 11/20/28, Series 02-88,
              Class LI, IO.................         388
   9,073    6.00%, 2/20/29, Series 99-4,
              Class ZB.....................       9,608
   4,179    6.50%, 4/20/29, Series 99-10,
              Class ZC.....................       4,601
   5,152    7.29%, 8/16/29, Series 99-30,
              Class S, IF, IO*.............         528
   2,661    8.00%, 11/16/29, Series 99-41,
              Class Z......................       2,901
   2,500    7.50%, 12/20/29, Series 99-44,
              Class PC.....................       2,652
   2,000    7.00%, 2/16/30, Series 00-14,
              Class PD.....................       2,180
   1,925    7.50%, 2/16/30, Series 00-16,
              Class ZN.....................       2,066
   2,918    8.50%, 2/16/30, Series 00-9,
              Class ZJ.....................       3,356

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  5,100    7.50%, 2/20/30, Series 00-6,
              Class Z......................  $    5,460
   4,594    7.39%, 4/20/30, Series 03-2,
              Class SF, IF*................       4,686
   1,301    8.00%, 6/20/30, Series 00-9,
              Class Z......................       1,386
   8,000    8.00%, 12/20/30, Series 00-37,
              Class B......................       8,848
   8,741    7.39%, 1/16/31, Series 02-31,
              Class S, IF, IO*.............         710
   3,500    6.50%, 3/20/31, Series 01-7,
              Class PK.....................       3,732
   1,820    27.72%, 4/20/31, Series 02-51,
              Class SG, IF*................       2,157
     819    17.37%, 7/20/31, Series 01-32,
              Class WA, IF*................         932
   2,000    6.50%, 12/20/31, Series 01-64,
              Class MQ.....................       2,159
   4,936    5.50%, 1/20/32, Series 03-4,
              Class NI, IO.................         643
   1,000    6.50%, 1/20/32, Series 02-7,
              Class PG.....................       1,071
     992    7.50%, 5/15/32, Pool #568309...       1,054
   2,000    6.50%, 6/20/32, Series 02-40,
              Class UK.....................       2,157
  11,000    6.50%, 6/20/32, Series 02-45,
              Class QE.....................      11,916
   2,000    6.50%, 7/16/32, Series 02-47,
              Class PG.....................       2,183
   2,000    6.00%, 7/20/32, Series 02-47,
              Class PY.....................       2,142
   2,653    6.50%, 7/20/32, Series 02-47,
              Class ZA.....................       2,893
   1,800    6.50%, 8/20/32, Series 02-54,
              Class GB.....................       1,934
   2,349    6.50%, 2/15/33, Pool #607645...       2,467
   3,053    0.00%, 3/16/33, Series 03-24,
              Class PO, PO.................       2,859
   1,500    6.50%, 3/20/33, Series 03-40,
              Class TJ.....................       1,634
   2,250    7.00%, 6/15/33, Pool #781614...       2,377
   3,500    0.00%, 6/16/33, Series 03-52,
              Class AP.....................       2,896
                                             ----------
                                                202,279
                                             ----------
  Total U.S. Government Agency Mortgages      1,067,099
                                             ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 74

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.8%):
Fannie Mae (0.5%):
$  2,500    5.25%, 1/15/09.................  $    2,810
   3,350    6.25%, 2/1/11..................       3,869
   4,000    5.50%, 3/15/11.................       4,546
                                             ----------
                                                 11,225
                                             ----------
Federal Home Loan Bank (0.2%):
     920    7.70%, 9/20/04, Series AT04....         993
   1,000    7.59%, 3/10/05, Series Q-05....       1,105
   1,000    6.21%, 6/2/09, Series GA09.....       1,180
                                             ----------
                                                  3,278
                                             ----------
Freddie Mac (0.0%):
     855    7.20%, 7/18/06.................         991
                                             ----------
Other U.S. Agencies (0.1%):
     874    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22.......................         886
   1,151    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22......................       1,167
                                             ----------
                                                  2,053
                                             ----------
  Total U.S. Government Agency Securities        17,547
                                             ----------
U.S. TREASURY OBLIGATIONS (19.0%):
U.S. Treasury Bonds (11.3%):
  22,076    12.75%, 11/15/10...............      27,821
  44,060    10.38%, 11/15/12...............      58,705
  59,200    12.00%, 8/15/13................      86,050
   7,200    12.50%, 8/15/14................      11,109
  30,000    11.75%, 11/15/14...............      45,359
   2,000    9.88%, 11/15/15................       3,179
                                             ----------
                                                232,223
                                             ----------
U.S. Treasury Inflation Protected Bonds (2.1%):
  26,729    3.38%, 1/15/07.................      29,571
   2,276    3.63%, 1/15/08.................       2,554
   9,400    4.25%, 1/15/10.................      12,089
                                             ----------
                                                 44,214
                                             ----------
U.S. Treasury Notes (0.9%):
   1,000    6.50%, 10/15/06................       1,149
   2,150    6.13%, 8/15/07.................       2,488

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
$ 13,000    6.50%, 2/15/10.................  $   15,775
                                             ----------
                                                 19,412
                                             ----------
U.S. Treasury STRIPS (4.7%):
   7,500    11/15/09.......................       6,138
   9,055    11/15/14.......................       5,682
   1,000    11/15/15.......................         595
   8,700    11/15/15.......................       5,139
   5,500    2/15/11........................       4,263
   7,000    2/15/13........................       4,864
  11,250    2/15/14........................       7,364
  19,200    2/15/16........................      11,139
   4,000    2/15/19........................       1,927
   3,500    5/15/08........................       3,101
  12,600    5/15/09........................      10,665
   2,000    5/15/10........................       1,609
  11,300    5/15/11........................       8,653
   8,750    5/15/12........................       6,337
   6,500    5/15/14........................       4,194
   2,500    5/15/15........................       1,523
   2,000    5/15/16........................       1,145
   1,000    8/15/13........................         675
  17,300    8/15/14........................      10,992
   2,000    8/15/16........................       1,128
                                             ----------
                                                 97,133
                                             ----------
  Total U.S. Treasury Obligations               392,982
                                             ----------
INVESTMENT COMPANIES (0.0%):
       0    One Group Prime Money Market
              Fund, Class I (d)............           0
                                             ----------
  Total Investment Companies                          0
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (15.6%):
$322,561    Pool of various securities for
              One Group Bond
              Funds -- footnote 2
              (Securities Lending).........     322,561
                                             ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending             322,561
                                             ----------
Total (Cost $2,302,087) (a)                  $2,394,209
                                             ==========

------------
Percentages indicated are based on net assets of $2,069,252.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $113,036
                   Unrealized depreciation......................   (20,914)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 92,122
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Investment in affiliate.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 76

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES (2.8%):
$  7,100    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08.....................  $    7,389
   2,800    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09......................       2,933
   2,000    Americredit Automobile
              Receivables Trust, Series
              02-D, Class A4, 3.40%,
              4/13/09......................       2,046
   1,000    Americredit Automobile
              Receivables Trust, Series
              03-BX, Class A4A, 2.72%,
              6/6/10.......................       1,016
   3,700    Americredit Automobile
              Receivables Trust, Series
              01-C, Class A4, 5.01%,
              7/14/08......................       3,878
   2,000    Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08......................       2,117
   2,400    Captial One Master Trust,
              Series 01-5, Class A, 5.30%,
              6/15/09......................       2,585
  11,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IA5, 6.86%, 1/25/32*.........      11,982
   8,600    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class
              C2, 6.95%, 2/18/14...........       9,715
   6,300    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32....       6,880
     989    Ford Credit Auto Owner Trust,
              Series 00-G, Class A4, 6.62%,
              7/15/04......................         996
   5,000    Ford Credit Auto Owner Trust,
              Series 00-F, Class A3, 6.58%,
              11/15/04.....................       5,082
   2,946    Green Tree Financial Corp.,
              Series 95-4, Class A6, 7.30%,
              6/15/25......................       3,087
   3,224    Household Automotive Trust,
              Series 00-1, Class A4, 7.48%,
              12/18/06.....................       3,327
   2,000    Household Automotive Trust,
              Series 00-3, Class A4, 7.16%,
              5/17/07......................       2,096
   3,900    Household Automotive Trust,
              Series 01-3, Class A4, 4.37%,
              12/17/08.....................       4,087
   5,400    MBNA Credit Card Master Note
              Trust, Series 02-C1, Class
              C1, 6.80%, 7/15/14...........       5,909

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  2,500    MBNA Master Credit Card Trust,
              Series 99-A, Class C, 6.65%,
              7/17/06 (b)..................  $    2,569
   3,500    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)..................       4,072
   4,000    MBNA Master Credit Card Trust,
              Series 99-J, Class C, 7.85%,
              2/15/12 (b)..................       4,695
   2,300    MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 2.88%,
              6/15/12......................       2,345
   3,699    Merrill Lynch, Inc., Series
              144-S, 7.43%, 7/25/24........       3,750
     848    Onyx Acceptance Auto Trust,
              Series 00-B, Class A4, 7.38%,
              8/15/05......................         864
   2,400    Onyx Acceptance Auto Trust,
              Series 01-D, Class A4, 4.32%,
              10/15/08.....................       2,505
   3,000    Onyx Acceptance Auto Trust,
              Series 02-C, Class A4, 4.07%,
              4/15/09......................       3,147
   2,000    Onyx Acceptance Auto Trust,
              Series 02-D, Class A4, 3.10%,
              7/15/09......................       2,062
     351    SLM Trust, Series 99-1, Class
              A1T, 2.03%, 4/25/08..........         352
   1,800    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08................       2,054
     766    Textron Financial Corp.,
              Receivables Trust, Series
              00-A, Class A, 7.13%,
              11/15/04 (b).................         782
  10,000    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A3, 6.61%,
              2/15/15 (b)..................      10,301
   1,250    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08.......................       1,340
     566    WFS Financial Owner Trust,
              Series 99-C, Class A3, 7.07%,
              10/20/04.....................         568
   1,019    WFS Financial Owner Trust,
              Series 00-D, Class A3, 6.83%,
              7/20/05......................       1,023
   2,500    WFS Financial Owner Trust,
              Series 03-1, Class A3, 2.03%,
              8/20/07......................       2,526
   1,450    WFS Financial Owner Trust,
              Series 00-A, Class A4, 7.41%,
              9/20/07......................       1,498

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  4,200    WFS Financial Owner Trust,
              Series 02-1, Class A4A,
              4.87%, 9/20/09...............  $    4,473
   3,400    WFS Financial Owner Trust,
              Series 02-3, Class A4, 3.50%,
              2/20/10......................       3,542
   4,500    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10......................       4,736
   3,250    WFS Financial Owner Trust,
              Series 02-4, Class A4A,
              3.11%, 8/20/10...............       3,326
   2,200    WFS Financial Owner Trust,
              Series 03-2, Class A4, 2.41%,
              12/20/10.....................       2,214
                                             ----------
  Total Asset Backed Securities                 139,869
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.6%):
     466    ABN AMRO Mortgage Corp., Series
              99-6, Class A7, 7.00%,
              9/25/29......................         467
     359    BA Mortgage Securities, Inc.,
              Series 99-7, Class A22,
              0.00%, 7/25/29, PO...........         359
     219    Bear Stearns Mortgage
              Securities, Inc., Series
              97-7, Class 5A, 6.98%,
              1/25/28*.....................         219
     418    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z,
              6.75%, 2/25/25...............         420
   1,242    Chase Mortgage Finance Corp.,
              Series 00-S8, Class A6,
              7.75%, 11/25/30..............       1,244
   4,000    Citicorp Mortgage Securities,
              Inc., Series 93-14, Class A3,
              2.52%, 11/25/23..............       4,044
     422    Citicorp Mortgage Securities,
              Inc., Series 94-3, Class A11,
              15.11%, 2/25/24, IF*.........         422
     647    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25...............         651
     971    Citicorp Mortgage Securities,
              Inc., Series 01-6, Class APO,
              0.00%, 5/25/29, PO...........         929
   6,000    Countrywide Alternative Loan
              Trust, Series 01-6, Class
              2A4, 7.00%, 7/25/31..........       6,173
   6,500    Countrywide Alternative Loan
              Trust, Series 01-10, Class
              A5, 6.75%, 12/25/31..........       6,711

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  9,973    Countrywide Alternative Loan
              Trust, Series 01-12, Class
              A6, 6.50%, 1/25/32...........  $   10,218
  18,500    Countrywide Alternative Loan
              Trust, Series 02-2, Class
              A12, 6.75%, 4/25/32..........      19,154
   6,000    Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32...............       6,303
   3,871    Countrywide Funding Corp.,
              Series 93-11, Class A14,
              11.07%, 2/25/09, IF*.........       3,899
     131    Countrywide Funding Corp.,
              Series 93-11, Class A11,
              13.95%, 2/25/09, IF*.........         131
     478    Countrywide Funding Corp.,
              Series 94-4, Class A12,
              6.95%, 4/25/24...............         477
     460    Countrywide Funding Corp.,
              Series 94-9, Class A20,
              0.00%, 5/25/24, PO...........         459
     383    Countrywide Home Loans, Series
              98-19, Class A12, 20.95%,
              12/25/28, IF*................         380
  11,497    Countrywide Home Loans, Inc.,
              Series 03-J2, Class A17,
              6.37%, 4/25/33, IF, IO*......         965
   1,543    DLJ Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 9.75%,
              5/28/28, IF* (b).............       1,547
     447    First Boston Mortgage
              Securities Corp., Series C,
              0.00%, 4/25/17, PO...........         396
     447    First Boston Mortgage
              Securities Corp., Series C,
              10.97%, 4/25/17, IO..........          89
     855    First Union Residential
              Securitization Trust, Series
              98-1, Class SA3, 7.00%,
              4/25/25......................         855
   1,123    GE Capital Mortgage Services,
              Inc., Series 99-13, Class A4,
              20.11%, 7/25/29, IF*.........       1,148
   2,815    Housing Securities, Inc.,
              Series 94-1, Class A15,
              7.50%, 3/25/09...............       2,929
     958    ICI Funding Secured Assets
              Corp., Series 97-3, Class A8,
              7.25%, 9/25/27...............         957
   8,829    Impac Secured Assets Common
              Owner Trust, Series 00-1,
              Class A8, 8.15%, 4/25/30.....       9,053

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 78

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  8,000    Master Asset Securitization
              Trust, Series 02-3, Class
              2A16, 6.50%, 7/25/32.........  $    8,372
   7,300    Master Asset Securitization
              Trust, Series 02-4, Class
              A19, 6.50%, 8/25/32..........       7,616
   1,968    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20.....       2,140
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 3510.80%,
              4/20/21, HB, IF*.............         106
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 3510.80%,
              7/20/21, HB, IF*.............          75
      96    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO.................          92
   6,538    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A5,
              7.00%, 4/25/33...............       6,756
   9,983    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A1,
              5.50%, 5/25/33...............      10,236
  19,145    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A2,
              6.00%, 5/25/33...............      19,690
     545    Norwest Asset Securities Corp.,
              Series 99-8, Class A10,
              0.00%, 4/25/29, PO...........         545
      49    Norwest Asset Securities Corp.,
              Series 99-12, Class A1,
              6.25%, 5/25/29...............          49
      35    Norwest Asset Securities Corp.,
              Series 99-17, Class A2,
              6.25%, 6/25/29...............          35
  10,534    Norwest Asset Securities Corp.,
              Series 99-24, Class A6,
              7.00%, 11/25/29..............      10,619
   9,000    Norwest Integrated Structured
              Assets, Inc., Series 00-1,
              Class 1A4, 7.50%, 3/25/30....       9,270
     104    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18....         114
     502    Paine Webber CMO Trust, Series
              P, Class 4, 8.50%, 8/1/19....         552
   4,918    PNC Mortgage Securities Corp.,
              Series 94-1, Class F2, 2.52%,
              2/25/24......................       4,937
   2,000    PNC Mortgage Securities Corp.,
              Series 98-1, Class 2A10,
              6.50%, 2/25/28...............       1,998

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    704    PNC Mortgage Securities Corp.,
              Series 98-8, Class 1A11,
              6.75%, 8/25/29...............  $      723
   3,808    Prudential Home Mortgage
              Securities, Series 93-39,
              Class A13, 14.45%, 10/25/08,
              IF*..........................       3,883
   3,571    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08....       3,568
     493    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF*..........................         496
     193    Prudential Home Mortgage
              Securities, Series 93-60,
              Class A5, 6.75%, 12/25/23....         193
   9,851    Prudential Home Mortgage
              Securities, Series 94-6,
              Class A9, 6.50%, 2/25/24.....      10,022
     879    Prudential Home Mortgage
              Securities, Series 94-3,
              Class A20, 12.77%, 2/25/24,
              IF*..........................         889
  10,000    Residential Accredit Loans,
              Inc., Series 02-QS8, Class
              A5, 6.25%, 6/25/17...........      10,362
   8,979    Residential Accredit Loans,
              Inc., Series 02-QS16, Class
              A3, 14.46%, 10/25/17, IF*....      10,061
  10,698    Residential Accredit Loans,
              Inc., Series 03-QS3, Class
              A8, 6.28%, 2/25/18, IF,
              IO*..........................       1,331
  15,555    Residential Accredit Loans,
              Inc., Series 03-QS3, Class
              A2, 13.60%, 2/25/18, IF*.....      17,357
   7,000    Residential Accredit Loans,
              Inc., Series 03-QS12, Class
              A5, 5.00%, 6/25/18, IO.......         871
   1,788    Residential Accredit Loans,
              Inc., Series 96-QS3, Class
              AI-11, 7.75%, 6/25/26........       1,786
     722    Residential Accredit Loans,
              Inc., Series 98-QS4, Class
              AI5, 7.00%, 3/25/28..........         741
   2,446    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              NB4, 7.75%, 12/25/30.........       2,482
   3,500    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              A4, 7.75%, 12/25/30..........       3,573

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  7,417    Residential Accredit Loans,
              Inc., Series 01-QS14, Class
              A4A, 6.52%, 10/25/31,
              IF*,IO.......................  $      204
   3,500    Residential Accredit Loans,
              Inc., Series 02-QS3, Class
              A10, 6.75%, 3/25/32..........       3,660
  11,866    Residential Accredit Loans,
              Inc., Series 02-QS6, Class
              A10, 6.50%, 5/25/32..........      12,143
  10,000    Residential Asset Mortgage
              Products, Inc., Series
              01-RS3, Class AI4, 6.29%,
              10/25/31.....................      10,359
   4,000    Residential Asset
              Securitization Trust, Series
              00-A7, Class A3, 8.00%,
              11/25/30.....................       4,149
   1,506    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S8, Class A6, 6.00%,
              3/25/09......................       1,542
     234    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S9, Class 1A1, 6.50%,
              4/25/13......................         235
     367    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S47, Class A12, 8.75%,
              12/25/23.....................         369
      30    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S26, Class A4, 14.33%,
              11/25/28, IF*................          30
   1,193    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S12, Class A6, 0.00%,
              5/25/29, PO..................       1,185
   1,222    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S10, Class A8, 7.75%,
              8/25/30......................       1,222
     375    Residential Funding Mortgage
              Securities I, Inc., Series
              00-S11, Class A3, 7.75%,
              9/25/30......................         375
   1,643    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S13, Class A6, 7.75%,
              10/25/30.....................       1,644
   7,000    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S14, Class A4, 0.00%,
              8/25/33, PO..................       6,300
     231    Rural Housing Trust, Series
              87-1, Class 3B, 7.33%,
              4/1/26.......................         233
     465    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30......................         489

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  2,818    Structured Asset Mortgage
              Investments, Series 98-8,
              Class 2A11, 6.75%, 7/25/28...  $    2,882
   5,712    Structured Asset Securities
              Corp., Series 01-1, Class
              1A8, 6.85%, 2/25/31..........       5,800
   3,410    Vendee Mortgage Trust, Series
              94-1, Class 2J, 6.50%,
              2/15/13......................       3,705
   5,406    Vendee Mortgage Trust, Series
              94-1, Class 1, 5.63%,
              2/15/24......................       5,684
   4,915    Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26......................       5,478
   3,444    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26......................       3,879
   7,225    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27......................       8,210
  11,000    Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27......................      12,207
   9,500    Washington Mutual Mortgage
              Securities Corp., Series
              01-4, Class 1A4, 6.63%,
              6/25/31......................       9,634
                                             ----------
  Total Collateralized Mortgage Obligations     333,757
                                             ----------
CORPORATE BONDS (13.3%):
Aerospace & Defense (0.1%):
   2,426    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 (b)..........       2,713
                                             ----------
Airlines (0.6%):
   2,500    Continental Airlines, Inc.,
              Series 99-2, Class A2, 7.06%,
              9/15/09......................       2,484
   1,141    Continental Airlines, Inc.,
              Series 97-4B, 6.90%,
              1/2/17.......................         860
   1,119    Continental Airlines, Inc.,
              Series 99-2, Class A1, 7.26%,
              3/15/20......................       1,108
   1,912    Delta Airlines, Inc., 7.38%,
              5/18/10, Series 001, Class
              A1...........................       1,966
   1,350    Delta Airlines, Inc., Series
              00-1, Class A2, 7.57%,
              11/18/10.....................       1,389
   2,500    Delta Airlines, Inc., Series
              01-1, Class A2, 7.11%,
              9/18/11......................       2,537
   3,000    Delta Airlines, Inc., Series
              02-1, Class G2, 6.42%,
              7/2/12.......................       3,248

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 80

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
$    974    Northwest Airlines, Inc.,
              Series 01-1, Class B, 7.69%,
              4/1/17.......................  $      738
     961    Northwest Airlines, Inc.,
              Series 01-1, Class A1, 7.04%,
              4/1/22.......................         945
   2,700    Southwest Airlines Co., Series
              01-1, Class A1, 5.10%,
              5/1/06.......................       2,880
   2,500    United Airlines, Inc., Series
              01-1, Class A2, 6.20%,
              9/1/08 (c)...................       2,097
   1,300    United Airlines, Inc., Series
              00-1, Class A2, 7.73%,
              7/1/10 (c)...................       1,026
   3,288    United Airlines, Inc., Series
              00-2, Class A2, 7.19%,
              4/1/11 (c)...................       2,812
   1,797    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13 (c)...................       1,508
   5,670    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14 (c)...................       4,528
                                             ----------
                                                 30,126
                                             ----------
Automotive (0.4%):
   1,477    Daimler Chrysler AG, 6.66%,
              1/8/05.......................       1,490
   2,500    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05...............       2,681
   6,500    Daimler Chrysler NA Holdings,
              4.05%, 6/4/08................       6,444
   4,545    General Motors Corp., 7.20%,
              1/15/11......................       4,588
   2,695    General Motors Corp., 8.80%,
              3/1/21.......................       2,794
                                             ----------
                                                 17,997
                                             ----------
Banking, Finance & Insurance (7.9%):
   2,000    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05...............       2,205
   1,200    AIG International Lease Finance
              Corp., 5.88%, 5/1/13.........       1,294
   2,850    American General Finance Corp.,
              4.50%, 11/15/07..............       3,033
   2,000    American General Finance Corp.,
              5.38%, 10/1/12...............       2,162
   5,800    ASIF Global Financing XIX,
              4.90%, 1/17/13 (b)...........       6,051
   2,000    ASIF Global Financing XX,
              2.65%, 1/17/06 (b)...........       2,031
   2,625    Associates Corp., 8.55%,
              7/15/09......................       3,339
   4,435    Associates Corp., 8.15%,
              8/1/09.......................       5,382
   2,500    Associates Corp., 7.95%,
              2/15/10......................       3,014

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$ 13,100    Bank of America Corp., 7.80%,
              2/15/10......................  $   16,174
   1,500    Bank of America Corp., 7.40%,
              1/15/11......................       1,846
   1,400    Bank United, 8.00%, 3/15/09....       1,699
   1,000    Bear Stearns Co., Inc., 7.63%,
              12/7/09......................       1,228
   1,900    BellSouth Capital Funding,
              7.75%, 2/15/10...............       2,360
   5,500    Boeing Capital Corp., 6.36%,
              7/15/05......................       5,826
   3,000    Capital One Bank, 8.25%,
              6/15/05......................       3,251
   1,000    CIT Group, Inc., 7.63%,
              8/16/05......................       1,102
   3,000    Citigroup, Inc., 7.25%,
              10/1/10......................       3,640
   1,000    Corporation Andina de Fomento
              California, 5.20%, 5/21/13...       1,015
   2,500    Countrywide Home Loan, Series
              E, 7.20%, 10/30/06...........       2,861
   2,371    Countrywide Home Loans, Series
              02-16, Class AR, 2.50%,
              1/25/33......................       2,263
  15,250    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11.....................      17,113
   3,000    Dow Capital BV, 8.50%, 6/8/10..       3,641
   1,900    First Union National, Inc.,
              7.80%, 8/18/10...............       2,361
   5,500    Firstar Bank N.A., 7.13%,
              12/1/09......................       6,658
   6,250    Ford Motor Credit Co., 6.13%,
              3/20/04......................       6,391
   3,750    Ford Motor Credit Co., 7.60%,
              8/1/05.......................       4,028
  11,000    Ford Motor Credit Co., 6.88%,
              2/1/06.......................      11,673
   2,250    Ford Motor Credit Co., 5.80%,
              1/12/09......................       2,239
   8,000    Ford Motor Credit Co., 7.38%,
              10/28/09.....................       8,399
   6,140    Ford Motor Credit Co., 7.88%,
              6/15/10......................       6,589
   5,300    GE Capital Corp., 4.25%,
              1/15/08......................       5,620
   4,000    GE Capital Corp., 3.50%,
              5/1/08.......................       4,100
   2,100    GE Capital Corp., 4.63%,
              9/15/09......................       2,250
   8,300    GE Capital Corp., 6.13%,
              2/22/11......................       9,479
  11,000    GE Capital Corp., 5.88%,
              2/15/12......................      12,327

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  3,000    GE Capital Corp., 6.00%,
              6/15/12......................  $    3,392
   5,100    GE Capital Corp., 6.75%,
              3/15/32......................       5,985
   5,500    GMAC, 6.38%, 1/30/04...........       5,646
   3,000    GMAC, 6.85%, 6/17/04...........       3,121
   9,000    GMAC, 6.13%, 9/15/06...........       9,482
     300    GMAC, 7.75%, 1/19/10...........         323
   9,965    GMAC, 7.25%, 3/2/11............      10,240
   1,000    Goldman Sachs Group LP, 6.65%,
              5/15/09......................       1,176
     500    Goldman Sachs Group LP, 7.35%,
              10/1/09......................         609
  10,000    Goldman Sachs Group LP, 6.88%,
              1/15/11......................      11,817
   2,300    Goldman Sachs Group LP, 6.60%,
              1/15/12......................       2,677
   1,000    Household Finance Corp., 7.20%,
              7/15/06......................       1,142
   4,500    Household Finance Corp., 7.88%,
              3/1/07.......................       5,308
   3,000    Household Finance Corp., 6.40%,
              6/17/08......................       3,428
   5,670    Household Finance Corp., 6.50%,
              11/15/08.....................       6,527
  17,900    Household Finance Corp., 5.88%,
              2/1/09.......................      19,981
     500    Household Finance Corp., 6.38%,
              11/27/12.....................         571
     550    Household Finance Corp., 7.35%,
              11/27/32.....................         676
   2,700    Huntington National Bank,
              8.00%, 4/1/10................       3,354
   1,500    International Lease Finance
              Corp., 4.50%, 5/1/08.........       1,573
   4,500    Jackson National Life Global,
              6.13%, 5/30/12 (b)...........       5,013
   2,700    John Hancock Global Funding,
              7.90%, 7/2/10 (b)............       3,336
   1,250    Key Bank, 7.50%, 9/15/08.......       1,506
     660    Lehman Brothers Holdings, Inc.,
              7.88%, 11/1/09...............         801
   3,800    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12...............       4,462
   2,100    Merrill Lynch & Co., 3.70%,
              4/21/08......................       2,171
   1,500    MGIC Investment Corp., 6.00%,
              3/15/07......................       1,622
   2,900    Monumental Global Funding,
              5.20%, 1/30/07 (b)...........       3,159

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    800    Morgan Stanley Dean Witter and
              Co., 4.25%, 5/15/10..........  $      825
     900    Morgan Stanley Dean Witter and
              Co., 8.00%, 6/15/10..........       1,123
   9,800    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11..........      11,481
   4,600    Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12...........       5,324
  17,000    National Rural Utilities,
              6.00%, 5/15/06...............      18,895
   1,200    Nationwide Financial Services,
              6.25%, 11/15/11..............       1,349
   1,500    Popular North America, Inc.,
              4.25%, 4/1/08................       1,563
   2,500    Principal Life Global Funding,
              2.80%, 6/26/08 (b)...........       2,474
  10,750    Principal Life Global Funding,
              6.25%, 2/15/12 (b)...........      12,181
   2,500    SLM Corp., Series A, 5.38%,
              1/15/13......................       2,705
   3,000    Spear Leeds & Kellogg LP,
              8.25%, 8/15/05 (b)...........       3,352
   3,400    State Street Corp., 7.65%,
              6/15/10......................       4,227
   2,000    Suntrust Bank, 6.38%, 4/1/11...       2,335
   3,290    Tyco Capital Corp., 6.50%,
              2/7/06.......................       3,598
   7,500    U.S. Bancorp, 6.50%, 2/1/08....       8,655
   2,500    U.S. Bancorp, 7.50%, 6/1/26....       3,114
   4,000    USAA Capital Corp., 7.05%,
              11/8/06 (b)..................       4,646
   4,750    Wachovia Corp., 4.95%,
              11/1/06......................       5,176
   1,750    Washington Mutual Bank, 6.88%,
              6/15/11......................       2,091
   1,700    Washington Mutual Finance,
              6.88%, 5/15/11...............       2,019
   5,050    Wells Fargo Bank, 7.55%,
              6/21/10......................       6,234
                                             ----------
                                                397,109
                                             ----------
Conglomerates (0.1%):
   5,500    Tyco International Group,
              6.38%, 10/15/11..............       5,830
                                             ----------
Energy (0.2%):
   3,200    Constellation Energy Group,
              6.35%, 4/1/07................       3,579
   1,000    Constellation Energy Group,
              7.00%, 4/1/12................       1,167
   3,750    DTE Energy Co., 6.65%,
              4/15/09......................       4,326

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 82

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Energy, continued:
$  3,100    Duke Energy Corp., 5.63%,
              11/30/12.....................  $    3,340
                                             ----------
                                                 12,412
                                             ----------
Forest Products (0.0%):
   1,200    Abitibi Consolidated, Inc.,
              8.55%, 8/1/10................       1,346
                                             ----------
Governments (Foreign) (0.6%):
   2,500    Province of Quebec, 6.50%,
              1/17/06......................       2,787
  11,500    Province of Quebec, 5.75%,
              2/15/09......................      13,075
   1,000    Province of Quebec, 7.37%,
              3/6/26.......................       1,298
   4,100    United Mexican States, 4.63%,
              10/8/08......................       4,196
     800    United Mexican States, 6.38%,
              1/16/13......................         850
   8,650    United Mexican States, 7.50%,
              4/8/33.......................       9,195
                                             ----------
                                                 31,401
                                             ----------
Industrial Goods & Services (0.5%):
   3,000    Amerada Hess Corp., 6.65%,
              8/15/11......................       3,466
   1,730    Boeing Co., 7.95%, 8/15/24.....       2,190
   2,000    Cox Radio, Inc., 6.38%,
              5/15/05......................       2,137
   1,000    Dow Chemical, 6.13%, 2/1/11....       1,100
   2,800    IBM Corp., 5.39%, 1/22/09......       3,140
   3,000    Kroger Co., 8.05%, 2/1/10......       3,621
   4,500    Phillips Petroleum Co., 8.75%,
              5/25/10......................       5,866
   1,150    Tyco International Group,
              8.20%, 10/15/08..............       1,259
   2,500    Tyco International Group,
              6.75%, 2/15/11...............       2,663
     500    Weyerhaeuser Co., 6.13%,
              3/15/07......................         554
   1,250    Weyerhaeuser Co., 6.75%,
              3/15/12......................       1,424
                                             ----------
                                                 27,420
                                             ----------
Media (0.0%):
   1,500    Knight-Ridder, Inc., 7.13%,
              6/1/11.......................       1,809
                                             ----------
Multimedia (0.4%):
   2,200    AOL Time Warner, Inc., 5.63%,
              5/1/05.......................       2,337
   1,500    AOL Time Warner, Inc., 8.18%,
              8/15/07......................       1,760

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Multimedia, continued:
$  2,200    AOL Time Warner, Inc., 7.48%,
              1/15/08......................  $    2,500
   2,300    AOL Time Warner, Inc., 10.15%,
              5/1/12.......................       3,153
   3,000    AOL Time Warner, Inc., 9.15%,
              2/1/23.......................       3,804
     455    AOL Time Warner, Inc., 7.70%,
              5/1/32.......................         533
   3,000    Comcast Cable Communications,
              8.13%, 5/1/04................       3,149
   1,000    Viacom, Inc., 7.75%, 6/1/05....       1,114
                                             ----------
                                                 18,350
                                             ----------
Real Estate (0.1%):
   4,750    EOP Operating LP, 6.75%,
              2/15/12......................       5,419
                                             ----------
Technology (0.0%):
   1,000    IBM Corp., 6.22%, 8/1/27.......       1,130
                                             ----------
Telecommunications (1.9%):
   3,500    Ameritech Capital Funding
              Corp., 5.95%, 1/15/38........       3,778
     800    AT&T Wireless Services, Inc.,
              7.50%, 5/1/07................         923
   3,100    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11................       3,668
   2,200    Bell Telephone Co.
              Pennsylvania, 8.35%,
              12/15/30.....................       2,969
   4,364    Bellsouth Telecommunications,
              6.30%, 12/15/15..............       4,793
   7,900    British Telecom PLC, 8.38%,
              12/15/10.....................      10,008
   1,750    Comcast Corp., 5.50%,
              3/15/11......................       1,874
     750    Cox Communications, Inc.,
              6.88%, 6/15/05...............         819
   1,800    Cox Communications, Inc.,
              7.75%, 11/1/10...............       2,205
   6,350    France Telecom, 9.25%, 3/1/11..       8,006
   2,000    GTE Corp. (Verizon
              Communications), 7.51%,
              4/1/09.......................       2,401
     220    Liberty Media Corp., 5.70%,
              5/15/13......................         224
   5,300    Nynex Capital Funding, 8.23%,
              10/15/09.....................       6,551
   2,300    Sprint Capital Corp., 7.13%,
              1/30/06......................       2,519
  11,300    Sprint Capital Corp., 6.00%,
              1/15/07......................      12,156

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$  1,000    Sprint Capital Corp., 8.38%,
              3/15/12......................  $    1,200
   7,200    TCI Communications, Inc.,
              9.80%, 2/1/12................       9,553
   2,700    Telus Corp., 8.00%, 6/1/11.....       3,132
   8,250    Verizon Global Funding Corp.,
              7.25%, 12/1/10...............       9,925
   2,100    Verizon New England, Inc.,
              6.50%, 9/15/11...............       2,441
   1,705    Verizon New York, Inc., 6.88%,
              4/1/12.......................       2,011
   9,000    WorldCom, Inc., 7.38%,
              1/15/06 (b) (c)..............       2,678
                                             ----------
                                                 93,834
                                             ----------
Transportation & Shipping (0.1%):
   2,500    Burlington North Santa Fe,
              7.13%, 12/15/10..............       3,023
   2,900    FedEx Corp., 6.63%, 2/12/04....       2,990
     330    Regional Jet Equipment Trust,
              Series 00-1, 7.77%,
              9/5/04 (b)...................         227
                                             ----------
                                                  6,240
                                             ----------
Utilities (0.4%):
     700    Alabama Power Co., 4.70%,
              12/1/10......................         728
   2,480    American Electric Power Co.,
              Series A, 6.13%, 5/15/06.....       2,721
   1,200    Appalachian Power Co., Series
              E, 4.80%, 6/15/05............       1,260
   1,700    Dominion Resources, Inc.,
              2.80%, 2/15/05...............       1,723
   3,250    Dominion Resources, Inc.,
              6.25%, 6/30/12...............       3,687
   5,000    Exelon Generation Co., LLC,
              6.95%, 6/15/11...............       5,812
   2,000    Ohio Valley Electric Co.,
              5.94%, 2/12/06 (b)...........       2,198
   2,350    PSEG Power, 7.75%, 4/15/11.....       2,809
     500    Virginia Electric & Power Co.,
              5.38%, 2/1/07................         546
                                             ----------
                                                 21,484
                                             ----------
  Total Corporate Bonds                         674,620
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (51.0%):
Fannie Mae (18.5%):
       0    758.75%, 1/25/06, Series 91-4,
              Class N, HB..................           3
       0    1008.00%, 4/25/06, Series
              91-33, Class J, HB...........           4

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    400    0.00%, 9/25/06, Series 96-46,
              Class PE, PO................. $       393
     986    8.00%, 8/25/07, Series 92-152,
              Class N, IO..................          87
   3,750    7.50%, 9/25/07, Series 92-156,
              Class K......................       4,145
   1,560    7.00%, 1/25/08, Series 93-8,
              Class H......................       1,655
   1,922    2.09%, 5/25/08, Series 93-59,
              Class FA*....................       1,938
      48    3.01%, 5/25/08, Series 93-63,
              Class FA*....................          48
     676    3.11%, 5/25/08, Series 93-72,
              Class F*.....................         678
   1,309    6.50%, 5/25/08, Series 93-104,
              Class L......................       1,309
   2,000    6.50%, 5/25/08, Series 93-55,
              Class K......................       2,170
     318    3.06%, 6/25/08, Series 93-107,
              Class F*.....................         319
   1,156    9.06%, 7/25/08, Series 93-238,
              Class SB, IF*................       1,194
   1,259    0.00%, 9/25/08, Series 96-20,
              Class L, PO..................       1,226
   4,357    0.00%, 9/25/08, Series 96-39,
              Class J, PO..................       4,172
     380    3.15%, 9/25/08, Series 93-175,
              Class FE*....................         381
   1,057    9.25%, 9/25/08, Series 93-186,
              Class SA, IF*................       1,102
   2,509    13.74%, 9/25/08, Series 93-164,
              Class SC, IF*................       2,941
     908    14.78%, 9/25/08, Series 93-175,
              Class SA, IF*................         986
   3,673    0.00%, 10/25/08, Series 96-24,
              Class B, PO..................       3,587
     986    3.11%, 10/25/08, Series 93-196,
              Class FA*....................         990
     552    9.25%, 10/25/08, Series 93-196,
              Class SB, IF*................         572
   1,197    12.03%, 10/25/08, Series
              93-197, Class SB, IF*........       1,277
   2,755    12.15%, 10/25/08, Series 93-94,
              Class S, IF*.................       3,093
      52    256.00%, 11/1/08, Series K,
              Class 2, HB..................         185
   2,988    0.00%, 12/25/08, Series 98-27,
              Class B, PO..................       2,909
   1,803    2.44%, 12/25/08, Series 93-221,
              Class FH*....................       1,830

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 84

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    877    9.50%, 12/25/08, Series 93-221,
              Class SE, IF*................  $      939
   2,500    14.21%, 12/25/08, Series
              93-233, Class SB, IF*........       2,967
     449    3.26%, 1/25/09, Series 94-12,
              Class FC*....................         451
       4    3.31%, 1/25/09, Series 94-12,
              Class FB*....................           4
      27    12.94%, 1/25/09, Series 94-12,
              Class SB, IF*................          27
     751    16.20%, 2/25/09, Series 94-13,
              Class SK, IF*................         819
   1,964    0.00%, 3/25/09, Series 96-24,
              Class E, PO..................       1,906
      86    1.74%, 3/25/09, Series 94-33,
              Class F*.....................          87
     154    3.11%, 3/25/09, Series 94-32,
              Class F*.....................         155
   1,686    3.21%, 3/25/09, Series 94-33,
              Class FA*....................       1,695
   4,871    6.00%, 3/25/09, Series 94-34,
              Class DZ.....................       5,195
     248    6.50%, 3/25/09, Series 95-13,
              Class B......................         256
     334    13.85%, 3/25/09, Series 94-32,
              Class S, IF*.................         366
   2,812    6.50%, 4/1/09, Pool #190831....       2,986
   1,251    6.50%, 4/1/09, Pool #190760....       1,328
   3,399    6.50%, 11/25/10, Series 01-52,
              Class XM.....................       3,631
   2,781    6.00%, 7/15/11, Series 2480,
              Class PV.....................       2,980
   6,163    6.50%, 12/25/11, Series 01-12,
              Class VC.....................       6,370
   1,841    7.00%, 5/18/12, Series 97-51,
              Class PM, IO.................         176
   1,732    5.50%, 6/1/12, Pool #254368....       1,816
   3,872    8.00%, 11/1/12, Pool #535710...       4,164
  15,000    5.00%, 11/25/12, Series 03-16,
              Class PI, IO.................       1,049
   1,365    6.50%, 12/25/12, Series 02-9,
              Class VE.....................       1,430
   1,388    6.50%, 12/25/12, Series 02-37,
              Class VA.....................       1,428
   1,948    5.50%, 5/1/13, Pool #254774....       2,041
      47    20.38%, 11/25/13, Series
              93-220, Class SD, IF*........          48

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,621    6.00%, 2/1/14, Pool #190632....  $    1,697
   4,334    6.50%, 6/25/14, Series 98-59,
              Class VB.....................       4,369
   6,000    6.00%, 9/25/14, Series 01-71,
              Class QC.....................       6,126
   2,000    6.50%, 8/25/15, Series 01-61,
              Class VQ.....................       2,122
     970    8.00%, 11/1/15, Pool #535852...       1,043
  11,000    5.00%, 11/25/15, Series 02-74,
              Class PD.....................      11,442
   3,500    6.00%, 11/25/15, Series 01-49,
              Class DQ.....................       3,678
   8,000    6.50%, 11/25/15, Series 01-52,
              Class XN.....................       8,530
   7,000    6.00%, 12/25/15, Series 01-78,
              Class VB.....................       7,324
     250    12.50%, 1/1/16, Pool #303306...         293
   8,000    5.00%, 1/25/16, Series 02-74,
              Class LD.....................       8,322
   5,028    6.00%, 3/25/16, Series 01-07,
              Class PR.....................       5,510
   4,000    6.00%, 3/25/16, Series 01-5,
              Class OW.....................       4,272
   5,897    6.00%, 4/25/16, Series 01-10,
              Class PR.....................       6,455
   5,700    5.50%, 5/25/16, Series 02-61,
              Class PE.....................       5,982
   2,736    6.00%, 6/1/16, Pool #583745....       2,857
   4,912    5.00%, 12/1/16, Pool #615017...       5,084
   3,000    6.00%, 12/25/16, Series 01-71,
              Class MB.....................       3,213
   9,422    6.00%, 12/25/16, Series 01-71,
              Class QE.....................      10,055
   6,000    6.00%, 12/25/16, Series 01-74,
              Class MB.....................       6,492
   2,000    6.50%, 12/25/16, Series 01-50,
              Class VB.....................       2,118
   5,000    7.00%, 12/25/16, Series 01-61,
              Class VB.....................       5,487
   9,200    6.00%, 2/25/17, Series 02-2,
              Class UC.....................       9,895
   5,292    5.50%, 3/1/17, Pool #638411....       5,510
   3,256    6.50%, 3/1/17, Pool #627139....       3,436

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  2,932    7.00%, 3/1/17, Pool # 649312...  $    3,119
   3,337    7.00%, 3/1/17, Pool #627140....       3,550
   1,543    7.50%, 3/1/17, Pool #637095....       1,652
     395    1.84%, 3/25/17, Series 96-27,
              Class FA*....................         397
   1,158    7.00%, 4/1/17, Pool #635028....       1,232
      32    7.00%, 4/1/17, Pool #44699.....          34
  12,750    5.50%, 4/25/17, Series 02-18,
              Class PC.....................      13,645
   3,000    6.00%, 4/25/17, Series 02-24,
              Class AJ.....................       3,250
   2,620    7.00%, 5/1/17, Pool #254353....       2,788
   1,508    7.00%, 6/1/17, Pool #644053....       1,605
   2,415    7.00%, 6/1/17, Pool #650505....       2,570
   2,000    6.00%, 7/25/17, Series 02-42,
              Class C......................       2,175
   1,859    6.00%, 8/1/17, Pool #666358....       1,941
   2,459    6.50%, 8/1/17, Pool #653148....       2,595
   3,835    5.50%, 9/1/17, Pool #665775....       3,995
   2,769    7.00%, 9/1/17, Pool #672400....       2,946
     143    10.00%, 9/1/17, Series 23,
              Class 2, IO..................          32
   3,191    6.00%, 11/1/17, Pool #668811...       3,332
   1,556    6.50%, 11/1/17, Pool #668821...       1,642
   8,000    5.50%, 1/25/18, Series 02-94,
              Class BK.....................       8,519
      77    9.25%, 4/25/18, Series 88-7,
              Class Z......................          86
     717    9.00%, 5/1/18, Pool #426836....         803
   2,698    10.88%, 6/25/18, Pool
              #458096......................       3,170
     589    9.85%, 11/1/18, Series 97-77,
              Class M......................         667
     157    3.81%, 1/1/19, Pool #70226*....         160

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    409    3.65%, 3/1/19, Pool #116612*...  $      421
      18    10.50%, 3/1/19, Series 50,
              Class 2, IO..................           4
     512    8.00%, 10/25/19, Series 89-70,
              Class G......................         560
     314    8.50%, 11/25/19, Series 89-83,
              Class H......................         347
     409    9.00%, 11/25/19, Series 89-89,
              Class H......................         453
     215    9.40%, 11/25/19, Series 89-78,
              Class H......................         241
     277    8.80%, 1/25/20, Series 90-1,
              Class D......................         307
     548    7.00%, 2/25/20, Series 92-182,
              Class PZ.....................         552
      72    5.50%, 6/25/20, Series 90-60,
              Class K......................          74
     128    9.50%, 6/25/20, Series 90-63,
              Class H......................         143
     150    5.50%, 8/25/20, Series 90-93,
              Class G......................         155
     418    6.50%, 8/25/20, Series 90-102,
              Class J......................         442
       3    504.00%, 8/25/20, Series 90-94,
              Class H, HB..................          29
       2    1118.04%, 8/25/20, Series
              90-95, Class J, HB...........          47
     846    9.00%, 10/25/20, Series 90-120,
              Class H......................         936
      89    20.01%, 11/25/20, Series
              90-134, Class SC, IF*........         110
       3    652.15%, 12/25/20, Series
              90-140, Class K, HB..........          48
       1    907.20%, 2/25/21, Series 91-7,
              Class K, HB..................          12
     411    5.00%, 3/25/21, Series 91-24,
              Class Z......................         426
   3,850    7.00%, 3/25/21, Series 01-4,
              Class PC.....................       4,265
      14    941.16%, 6/25/21, Series G-17,
              Class S, HB, IF*.............         261
   6,757    6.50%, 9/25/21, Series 01-48,
              Class Z......................       7,166
     104    7.50%, 9/25/21, Series 91-126,
              Class ZB.....................         107
   1,050    13.76%, 9/25/21, Series G-28,
              Class S, IF*.................       1,228
     807    8.75%, 10/25/21, Series G-35,
              Class M......................         898

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 86

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    338    20.15%, 12/25/21, Series G-51,
              Class SA, IF*................  $      442
     443    2.14%, 1/25/22, Series 93-79,
              Class FE*....................         444
   1,824    7.00%, 1/25/22, Series G92-15,
              Class Z......................       1,938
   3,000    6.50%, 2/25/22, Series 02-1,
              Class HC.....................       3,173
     720    7.50%, 2/25/22, Series 92-38,
              Class Z......................         758
     958    10.76%, 3/25/22, Series 93-189,
              Class SH, IF*................         973
   2,037    7.50%, 4/25/22, Series G92-65,
              Class J......................       2,078
       1    706.40%, 5/25/22, Series G92-
              27, Class SQ, HB, IF*........         220
   3,600    5.50%, 6/25/22, Series 02-91,
              Class UH, IO.................         390
      75    7.50%, 6/25/22, Series 92-101,
              Class J......................          80
     548    7.00%, 7/25/22, Series G92-42,
              Class Z......................         592
     681    7.00%, 7/25/22, Series 93-103,
              Class PN, IO.................          11
   4,514    7.50%, 7/25/22, Series G92-35,
              Class E......................       4,834
  24,167    8.00%, 7/25/22, Series G92-44,
              Class ZQ.....................      26,658
       3    1184.78%, 7/25/22, Series
              G92-35, Class G, HB..........          78
   2,854    6.00%, 8/25/22, Series 92-136,
              Class PK.....................       2,987
   1,437    6.50%, 8/25/22, Series 96-59,
              Class J......................       1,497
   3,805    0.00%, 9/25/22, Series 97-70,
              Class PO, PO.................       3,764
     711    1.36%, 9/25/22, Series G92-52,
              Class FD*....................         708
   1,781    5.50%, 9/25/22, Series 92-143,
              Class MA.....................       1,872
   1,315    6.50%, 9/25/22, Series 93-185,
              Class A, IO..................          43
   5,759    7.50%, 9/25/22, Series G92-54,
              Class ZQ.....................       6,307
   4,155    7.75%, 9/25/22, Series 92-163,
              Class M......................       4,480
   1,404    0.00%, 10/25/22, Series G92-
              62, Class B, PO..............       1,311
     784    2.91%, 10/25/22, Series G92-
              59, Class F*.................         783

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    868    3.31%, 10/25/22, Series G92-
              61, Class FJ*................  $      875
     558    7.00%, 10/25/22, Series G92-
              61, Class Z..................         600
   7,326    7.50%, 10/25/22, Series 92-188,
              Class PZ.....................       7,777
     259    15.85%, 10/25/22, Series
              92-201, Class SB, IF*........         288
   1,164    7.00%, 11/25/22, Series 93-138,
              Class JH, IO.................          28
   1,188    10.86%, 12/25/22, Series
              93-225, Class VO, IF*........       1,235
   2,400    7.90%, 1/25/23, Series G93-1,
              Class KA.....................       2,646
   1,175    6.50%, 2/25/23, Series 93-5,
              Class Z......................       1,236
  11,183    7.00%, 2/25/23, Series 97-61,
              Class ZC.....................      12,390
   1,306    15.50%, 2/25/23, Series 93-27,
              Class SA, IF*................       1,549
   1,419    0.00%, 3/25/23, Series 93-247,
              Class CB, PO.................       1,410
   1,484    6.50%, 3/25/23, Series G93-14,
              Class J......................       1,599
   1,850    7.70%, 3/25/23, Series 93-21,
              Class KA.....................       2,042
     748    7.50%, 4/1/23, Series 218,
              Class 2, IO..................          99
     724    0.00%, 4/25/23, Series 98-4,
              Class C, PO..................         680
   3,000    6.00%, 4/25/23, Series G93-17,
              Class SI, IF*................       3,112
   2,164    15.38%, 4/25/23, Series 93-62,
              Class SA, IF*................       2,434
   4,000    15.53%, 4/25/23, Series 98-43,
              Class SA, IF*, IO............       1,352
   3,500    5.50%, 5/25/23, Series 03-39,
              Class LW.....................       3,634
  25,500    0.00%, 6/25/23, Series 93-257,
              Class C, PO..................      23,875
   3,000    0.00%, 7/25/23, Series 93-159,
              Class PD, PO.................       2,961
     102    8.10%, 7/25/23, Series 93-115,
              Class SD, IF*................         102
     234    9.36%, 7/25/23, Series 93-115,
              Class SC, IF*................         236
   3,250    2.22%, 8/25/23, Series G93-27,
              Class FD*....................       3,286
  10,351    6.73%, 8/25/23, Series 99-38,
              Class SK, IF, IO*............         971

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$ 14,300    6.88%, 8/25/23, Series 02-83,
              Class CS.....................  $   15,547
   7,300    7.37%, 8/25/23, Series 96-14,
              Class SE, IF, IO*............       1,476
     334    0.00%, 9/25/23, Series G93-37,
              Class H, PO..................         260
   2,607    0.00%, 9/25/23, Series 93-205,
              Class H, PO..................       2,441
   2,436    7.00%, 9/25/23, Series 93-167,
              Class GA.....................       2,603
     974    10.17%, 9/25/23, Series 93-165,
              Class SD, IF*................       1,013
   2,116    12.50%, 9/25/23, Series 93-165,
              Class SK, IF*................       2,383
      32    0.00%, 10/25/23, Series 93-241,
              Class PG, PO.................          32
   3,996    1.89%, 10/25/23, Series 93-199,
              Class FA*....................       4,020
   1,000    2.66%, 10/25/23, Series 93-189,
              Class FB*....................       1,021
     714    8.78%, 10/25/23, Series 93-199,
              Class SG, IF*................         716
     976    10.50%, 10/25/23, Series
              93-179, Class SC, IF*........       1,066
   2,724    19.68%, 10/25/23, Series 99-52,
              Class NS, IF*................       3,223
   1,467    20.09%, 10/25/23, Series
              93-179, Class SB, IF*........       1,666
   3,288    6.50%, 11/25/23, Series 95-19,
              Class Z......................       3,456
     788    1.66%, 12/25/23, Series 93-230,
              Class FA*....................         791
   2,500    2.34%, 12/25/23, Series 93-247,
              Class FE*....................       2,548
   2,383    6.15%, 12/25/23, Series 95-10,
              Class C......................       2,412
   1,200    6.50%, 12/25/23, Series 93-225,
              Class UB.....................       1,227
   3,000    6.75%, 12/25/23, Series 94-55,
              Class G......................       3,122
   3,881    7.00%, 12/25/23, Series 93-250,
              Class Z......................       4,195
   1,159    10.74%, 12/25/23, Series
              93-247, Class SU, IF*........       1,273
     260    14.76%, 12/25/23, Series
              93-223, Class SE, IF*........         261
     472    17.33%, 12/25/23, Series
              93-223, Class SN, IF*........         475
     313    7.00%, 1/1/24, Pool #50966.....         331
     733    0.00%, 2/25/24, Series 99-16,
              Class B, PO..................         731

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,330    2.88%, 2/25/24, Series 94-43,
              Class F*.....................  $    1,334
     550    9.00%, 3/1/24, Series 265,
              Class 2......................         604
   5,000    6.50%, 3/25/24, Series 94-37,
              Class L......................       5,445
   9,000    6.50%, 3/25/24, Series 02-4,
              Class VC.....................       9,520
     104    6.63%, 3/25/24, Series 94-59,
              Class SB, IF*................         105
   3,000    7.00%, 8/25/24, Series 01-37,
              Class PB.....................       3,066
   1,705    8.50%, 1/25/25, Series 95-2,
              Class Z......................       1,858
   1,398    8.80%, 1/25/25, Series G95-1,
              Class C......................       1,536
     815    9.00%, 4/1/25, Pool #552737....         910
   5,300    6.50%, 11/25/25, Series 02-36,
              Class PE.....................       5,457
     760    9.00%, 12/1/25, Pool #550292...         847
     149    7.00%, 12/18/25, Series 97-73,
              Class PK, IO.................           0
   2,500    7.00%, 1/25/26, Series 96-32,
              Class PH.....................       2,676
     129    9.00%, 4/1/26, Pool #446278....         143
     982    7.50%, 8/18/26, Series 97-29,
              Class PL, IO.................          19
   2,205    8.00%, 3/1/27, Pool #689977....       2,398
  11,785    1.84%, 3/25/27, Series 97-20,
              Class IO, IO.................         736
   1,296    7.50%, 4/18/27, Series 97-27,
              Class J......................       1,392
   2,219    7.50%, 4/20/27, Series 97-29,
              Class J......................       2,330
   8,000    7.50%, 5/20/27, Series 97-39,
              Class PD.....................       8,630
   1,682    8.00%, 6/1/27, Pool #695533....       1,827
   1,475    6.50%, 7/18/27, Series 97-42,
              Class ZC.....................       1,552
   5,000    7.25%, 7/18/27, Series 97-42,
              Class EN.....................       5,419
   1,601    3.84%, 9/1/27, Pool #54844*....       1,637
   5,668    7.00%, 12/18/27, Series 97-81,
              Class PL, IO.................         581

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 88

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  2,393    8.00%, 6/1/28, Pool #535183....  $    2,602
     608    9.50%, 7/1/28, Pool #457268....         676
   1,092    6.00%, 12/1/28, Pool #455759...       1,138
   8,802    6.83%, 12/25/28, Series 98-66,
              Class SB, IO.................         915
   4,204    6.00%, 1/1/29, Pool #252211....       4,378
   2,296    7.00%, 1/1/29, Pool #459097....       2,423
   1,754    4.20%, 3/1/29, Pool #303532*...       1,799
   5,759    6.50%, 3/1/29, Pool #252409....       6,083
   2,803    5.50%, 4/18/29, Series 99-18,
              Class Z......................       2,949
   1,701    6.35%, 4/25/29, Series 99-17,
              Class C......................       1,806
   1,207    19.93%, 6/25/29, Series 01-11,
              Class SX, IF*................       1,245
   5,750    6.00%, 7/25/29, Series 01-80,
              Class PE.....................       6,030
  13,000    6.00%, 7/25/29, Series 02-W5,
              Class A6.....................      13,635
  21,575    7.07%, 2/25/30, Series 01-53,
              Class TS, IF, IO*............         562
   7,746    7.50%, 2/25/30, Series 00-2,
              Class ZE.....................       8,692
   7,715    7.78%, 7/25/30, Series 00-20,
              Class SA, IF, IO*............         898
   5,000    6.25%, 8/25/30, Series 02-W5,
              Class A7.....................       5,309
  39,116    7.07%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*...........       2,509
   2,157    8.50%, 1/25/31, Series 00-52,
              IO...........................         353
   7,800    7.00%, 3/25/31, Series 01-7,
              Class PF.....................       8,317
   2,795    6.00%, 5/25/31, Series 01-31,
              Class VD.....................       2,954
  13,355    6.00%, 7/25/31, Series 01-33,
              Class ID, IO.................       2,893
   4,000    7.00%, 7/25/31, Series 01-30,
              Class PM.....................       4,396
   3,699    6.50%, 8/1/31, Pool #598559....       3,932
   6,500    7.00%, 8/25/31, Series 01-36,
              Class DE.....................       7,050

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  3,942    6.50%, 9/25/31, Series 01-49,
              Class Z......................  $    4,169
  10,255    7.00%, 9/25/31, Series 01-44,
              Class MY.....................      11,281
   5,000    7.00%, 9/25/31, Series 01-44,
              Class PU.....................       5,366
   5,000    7.00%, 9/25/31, Series 01-44,
              Class PD.....................       5,338
   3,621    6.50%, 10/25/31, Series 01-52,
              Class KB.....................       3,820
   6,000    19.05%, 10/25/31, Series 03-52,
              Class SX, IF*................       7,667
  10,983    6.00%, 11/25/31, Series 02-74,
              Class VA.....................      11,462
  12,500    6.00%, 11/25/31, Series 02-74,
              Class VB.....................      13,263
   6,179    7.00%, 11/25/31, Series 01-61,
              Class Z......................       6,706
   9,609    21.82%, 2/25/32, Series 02-1,
              Class SA, IF*................      11,101
  21,380    6.82%, 3/15/32, Series 2450,
              Class SW, IF, IO*............       1,552
  53,021    1.60%, 3/25/32, Series 02-12,
              Class SJ, IF, IO*............       1,242
   1,112    10.00%, 3/25/32, Series 02-13,
              Class ST.....................       1,205
   1,109    0.00%, 4/25/32, Series 02-21,
              Class LO, PO.................         951
   5,667    6.50%, 4/25/32, Series 02-59,
              Class VA.....................       5,911
  11,800    6.50%, 4/25/32, Series 02-59,
              Class VB.....................      12,489
   7,000    6.50%, 4/25/32, Series 02-21,
              Class PE.....................       7,529
  14,000    6.50%, 5/25/32, Series 02-28,
              Class PK.....................      15,099
   2,653    7.00%, 6/1/32, Pool #649734....       2,794
   6,437    6.50%, 6/25/32, Series 02-37,
              Class Z......................       6,953
  10,584    7.00%, 8/1/32, Pool #649624....      11,203
  10,000    6.50%, 11/25/32, Series 02-48,
              Class GH.....................      10,871
   4,169    6.00%, 12/1/32, Pool #675555...       4,335
   1,000    0.00%, 12/25/32, Series 02-77,
              Class PO, PO.................         938
   2,660    0.00%, 12/25/32, Series 02-85,
              Class PO, PO.................       2,642

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  6,441    13.15%, 12/25/32, Series 02-84,
              Class S, IF*.................  $    6,647
   2,076    13.15%, 1/25/33, Series 02-95,
              Class S IF*..................       2,163
  12,024    13.15%, 1/25/33, Series 02-95,
              Class SJ, IF*................      12,478
   2,181    6.00%, 3/1/33, Pool #688655....       2,268
   1,915    6.00%, 3/1/33, Pool #688625....       1,992
   1,496    6.00%, 3/1/33, Pool #695584....       1,555
   1,698    6.00%, 3/1/33, Pool #674349....       1,766
     886    5.85%, 3/25/33, Series 03-19,
              Class S......................         891
     660    5.85%, 3/25/33, Series 03-19,
              Class SD.....................         664
   2,492    6.69%, 3/25/33, Series 03-19,
              Class SA*....................       2,497
  18,598    6.27%, 4/25/33, Series 03-28,
              Class GS, IF*................      18,905
  10,723    5.85%, 5/25/33, Series 03-39,
              Class SA, IF*................      10,771
   4,027    6.00%, 5/25/33, Series 03-34,
              Class ED.....................       4,305
   4,667    6.00%, 5/25/33, Series 03-34,
              Class AX.....................       4,990
  10,500    6.00%, 5/25/33, Series 03-39,
              Class IO, IO.................       1,398
   2,000    5.75%, 6/25/33, Series 03-47,
              Class PE.....................       2,051
   2,500    10.50%, 7/25/33, Series 03-64,
              Class SX, IF*................       2,444
   3,713    6.50%, 10/25/42, Series 03-W4,
              Class 2A.....................       4,002
  23,160    6.50%, 12/25/42, Series 03-W1,
              Class 1A1....................      24,963
   8,260    7.50%, 12/25/42, Series 03-W1,
              Class 2A.....................       9,223
                                             ----------
                                                936,510
                                             ----------
Freddie Mac (22.7%):
   1,769    6.46%, 9/15/04, Series 1982,
              Class SB, IF, IO*............          52
       2    1008.00%, 5/15/06, Series 1072,
              Class A, HB..................           2
       1    1008.00%, 6/15/06, Series 1098,
              Class M, HB..................           1
     157    4.50%, 3/15/07, Series 1295,
              Class JB.....................         158

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$      2    981.87%, 6/15/07, Series 1298,
              Class L, HB..................  $       19
     946    7.00%, 1/15/08, Series 1473,
              Class HA.....................         980
     367    7.81%, 2/15/08, Series 1465,
              Class SA, IF, IO*............          30
     271    3.86%, 5/15/08, Series 1506,
              Class F*.....................         275
   2,000    6.50%, 5/15/08, Series 1513,
              Class N......................       2,154
   5,000    6.50%, 5/15/08, Series 1512,
              Class J......................       5,465
     920    7.19%, 5/15/08, Series 1506,
              Class SD, IF, IO*............          69
      56    15.80%, 5/15/08, Series 1506,
              Class S, IF*.................          60
   1,222    12.02%, 7/15/08, Series 1544,
              Class J, IF*.................       1,349
   2,090    0.00%, 8/15/08, Series 1561,
              Class TA, PO.................       2,061
   2,000    0.00%, 8/15/08, Series 1900,
              Class T, PO..................       1,947
   1,464    2.69%, 8/15/08, Series 1575,
              Class FB*....................       1,476
     258    3.16%, 8/15/08, Series 1563,
              Class FA*....................         259
     353    11.20%, 8/15/08, Series 1565,
              Class K, IF*.................         357
     488    15.90%, 8/15/08, Series 1575,
              Class SB, IF*................         519
      64    6.00%, 9/15/08, Series 1586,
              Class A......................          65
   2,250    0.00%, 10/15/08, Series 1967,
              Class PC, PO.................       2,211
     120    0.00%, 10/15/08, Series 1946,
              Class L, PO..................         120
     407    0.00%, 10/15/08, Series 1900,
              Class I, PO..................         406
     151    2.96%, 10/15/08, Series 1587,
              Class FA*....................         151
   1,125    7.47%, 10/15/08, Series 1601,
              Class SB, IF*................       1,139
     244    8.75%, 10/15/08, Series 1601,
              Class S, IF*.................         247
   2,501    6.00%, 11/15/08, Series 1807,
              Class A......................       2,596
   1,720    12.15%, 11/15/08, Series 1604,
              Class SA, IF*................       1,821
   3,069    12.42%, 11/15/08, Series 1612,
              Class SD, IF*................       3,301

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 90

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  2,858    16.89%, 11/15/08, Series 1606,
              Class SC, IF*................  $    3,135
     913    0.00%, 12/15/08, Series 1948,
              Class A, PO..................         912
   1,579    1.69%, 12/15/08, Series 1624,
              Class FB*....................       1,579
      16    1.81%, 12/15/08, Series 1635,
              Class O*.....................          16
      32    2.46%, 12/15/08, Series 1655,
              Class F*.....................          32
     130    3.31%, 12/15/08, Series 1647,
              Class FB*....................         130
   1,414    8.50%, 12/15/08, Series 1625,
              Class SD, IF*................       1,460
     275    12.43%, 12/15/08, Series 1647,
              Class SB, IF*................         282
     372    13.74%, 12/15/08, Series 1647,
              Class SA, IF*................         382
     710    16.27%, 12/15/08, Series 2017,
              Class SE, IF*................         789
      12    24.00%, 12/15/08, Series 1655,
              Class SA, IF*................          12
     773    8.50%, 1/15/09, Series 1659,
              Class SB, IF*................         806
   1,161    13.71%, 1/15/09, Series 1659,
              Class SC, IF*................       1,188
     727    0.00%, 2/15/09, Series 1679,
              Class N, PO..................         724
     903    6.40%, 2/15/09, Series 1679,
              Class O......................         915
     507    11.48%, 2/15/09, Series 1796,
              Class S, IF*.................         521
   1,697    6.00%, 3/15/09, Series 1693,
              Class Z......................       1,718
   3,203    6.50%, 3/15/09, Series 1701,
              Class B......................       3,278
   2,127    11.90%, 3/15/09, Series 1698,
              Class SC, IF*................       2,320
   2,502    6.50%, 5/1/09, Gold Pool
              #G11216......................       2,646
   2,611    6.00%, 9/15/09, Series 2097,
              Class PV.....................       2,737
     876    6.00%, 2/15/10, Series 2124,
              Class PB.....................         877
   2,807    5.50%, 5/15/10, Series 2521,
              Class PU.....................       2,977
   3,478    7.50%, 9/1/10, Gold Pool
              #E62448......................       3,713
   3,358    7.00%, 2/15/11, Series 2314,
              Class Vl.....................       3,471

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,683    7.50%, 4/1/11, Gold Pool
              #E65441......................  $    1,796
   1,255    6.00%, 5/15/11, Series 2128,
              Class PJ, IO.................          13
   1,176    6.00%, 10/15/11, Series 2102,
              Class TY, IO.................          16
   3,000    6.75%, 1/15/12, Series 1920,
              Class C......................       3,057
   4,300    6.00%, 3/15/12, Series 2115,
              Class PD.....................       4,422
   2,914    6.00%, 10/15/12, Series 2391,
              Class VQ.....................       3,075
   2,713    6.50%, 10/15/12, Series 2401,
              Class VE.....................       2,792
   2,748    6.50%, 12/15/12, Series 2419,
              Class VG.....................       2,874
   5,300    6.30%, 1/15/13, Series 2025,
              Class PE.....................       5,654
   5,200    6.50%, 5/15/13, Series 2055,
              Class OE.....................       5,576
   4,299    6.00%, 8/15/13, Series 2513,
              Class VA.....................       4,514
   5,726    5.50%, 9/15/13, Series 2518,
              Class PX.....................       6,085
   7,682    5.50%, 10/15/13, Series 2527,
              Class VU.....................       8,054
     709    6.50%, 10/15/13, Series 1844,
              Class E......................         733
   1,201    7.00%, 10/15/13, Series 1595,
              Class D......................       1,296
     682    16.85%, 10/15/13, Series 1607,
              Class SA, IF*................         753
   7,000    6.00%, 12/15/13, Series 2102,
              Class TU.....................       7,390
   7,008    6.00%, 12/15/13, Series 2102,
              Class TC.....................       7,460
  24,750    6.00%, 1/15/14, Series 2115,
              Class PE.....................      26,247
  12,856    6.00%, 2/15/14, Series 2594,
              Class VP.....................      13,619
   6,000    0.00%, 3/15/14, Series 2355,
              Class BC, PO.................       5,935
   5,934    6.00%, 3/15/14, Series 2594,
              Class VA.....................       6,296
   1,754    6.50%, 3/15/14, Series 2135,
              Class UK, IO.................         137
   1,894    7.00%, 5/15/14, Series 2299,
              Class G......................       1,916
   3,000    7.00%, 5/15/14, Series 2335,
              Class VH.....................       3,225

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$ 15,100    6.00%, 7/15/14, Series 2405,
              Class PC.....................  $   15,562
   2,507    7.50%, 10/1/14, Gold Pool
              #G11169......................       2,676
   3,400    5.50%, 12/15/14, Series 2374,
              Class PV.....................       3,545
   5,000    5.50%, 5/15/15, Series 2391,
              Class QE.....................       5,220
     242    12.00%, 8/1/15, Pool #170269...         278
  18,000    6.50%, 9/15/15, Series 2353,
              Class PC.....................      18,754
     790    8.50%, 11/1/15, Gold Pool
              #E81720......................         871
   2,785    8.50%, 11/15/15, Series 2496,
              Class LD.....................       2,892
   5,500    5.50%, 12/15/15, Series 2500,
              Class GD.....................       5,777
   8,000    6.50%, 12/15/15, Series 2054,
              Class VB.....................       8,104
   5,000    5.50%, 2/15/16, Series 2500,
              Class TD.....................       5,254
   5,464    5.50%, 6/15/16, Series 2498,
              Class UD.....................       5,736
       3    7.50%, 7/1/16, Pool #274081....           4
   2,000    6.50%, 7/15/16, Series 2304,
              Class VB.....................       2,118
   5,000    6.50%, 7/15/16, Series 2295,
              Class VB.....................       5,253
     973    7.06%, 7/15/16, Series 1930,
              Class SJ, IF, IO*............           8
   2,033    6.50%, 8/1/16, Pool #E85156....       2,136
   4,700    6.50%, 8/15/16, Series 2345,
              Class PQ.....................       5,066
   6,000    6.00%, 9/15/16, Series 2353,
              Class TD.....................       6,450
   2,000    6.00%, 9/15/16, Series 2359,
              Class PM.....................       2,140
   3,751    6.50%, 10/15/16, Series 2349,
              Class NW.....................       3,968
  10,000    6.50%, 11/15/16, Series 2369,
              Class VB.....................      10,427
   5,458    6.00%, 12/15/16, Series 2394,
              Class MC.....................       5,826
   1,547    7.00%, 4/1/17, Gold Pool
              #E89332......................       1,644
   2,126    5.50%, 6/1/17, Gold Pool
              #E01173......................       2,206

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  4,000    6.50%, 8/15/17, Series 2342,
              Class PW.....................  $    4,207
     504    8.50%, 9/15/17, Series 2496,
              Class GL.....................         505
   1,875    6.50%, 11/1/17, Gold Pool
              #E01277......................       1,970
   1,780    6.50%, 12/1/17, Gold Pool
              #E01312......................       1,870
   6,000    5.50%, 12/15/17, Series 2537,
              Class TE.....................       6,397
   6,300    6.50%, 12/15/17, Series 2357,
              Class VX.....................       6,693
   2,324    6.00%, 4/1/18, Gold Pool
              #E01403......................       2,417
   7,000    6.50%, 4/15/18, Series 2461,
              Class VB.....................       7,442
   2,200    6.50%, 11/15/18, Series 2345,
              Class VB.....................       2,271
  20,000    6.00%, 1/15/19, Series 2367,
              Class VD.....................      20,678
   2,224    6.50%, 3/15/19, Series 2134,
              Class PI, IO.................         234
   1,086    3.99%, 7/1/19, Pool #846489*...       1,114
     107    12.00%, 7/1/19, Pool #555238...         123
   5,000    6.00%, 7/15/19, Series 2435,
              Class VH.....................       5,300
     911    9.50%, 7/15/19, Series 11,
              Class D......................         923
     323    9.50%, 4/15/20, Series 22,
              Class C......................         325
     346    9.60%, 4/15/20, Series 23,
              Class F......................         347
      12    84.00%, 5/15/20, Series 41,
              Class I, HB..................          12
  15,500    6.50%, 6/15/20, Series 2362,
              Class PD.....................      16,197
      83    10.00%, 6/15/20, Series 47,
              Class F......................          84
     223    9.00%, 10/15/20, Series 1807,
              Class G......................         226
   5,000    6.00%, 12/15/20, Series 2392,
              Class PV.....................       5,237
     170    9.50%, 1/15/21, Series 99,
              Class Z......................         170
       0    1066.21%, 2/15/21, Series 1045,
              Class G, HB..................           3
     246    9.00%, 4/15/21, Series 1065,
              Class J......................         268

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 92

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    345    2.14%, 5/15/21, Series 1084,
              Class F*.....................  $      347
      82    29.96%, 5/15/21, Series 1079,
              Class S, IF*.................          86
     242    39.88%, 5/15/21, Series 1084,
              Class S, IF*.................         321
     436    5.50%, 8/15/21, Series 1116,
              Class I......................         442
     282    8.50%, 9/15/21, Series 1144,
              Class KB.....................         288
       1    1180.80%, 11/15/21, Series
              1172, Class L, HB*...........          14
      12    1029.55%, 1/15/22, Series 1196,
              Class B, HB*.................         114
   2,793    0.00%, 2/15/22, Series 1987,
              Class W, PO..................       2,783
   6,131    8.00%, 2/15/22, Series 1212,
              Class IZ.....................       6,512
      89    9.00%, 4/1/22, Series 134,
              Class B, IO..................           5
     780    7.00%, 5/15/22, Series 1250,
              Class J......................         808
   1,098    7.50%, 8/15/22, Series 1343,
              Class LB.....................       1,154
     870    8.00%, 8/15/22, Series 1343,
              Class LA.....................         918
   1,298    6.50%, 8/25/22, Series 8, Class
              J............................       1,319
   2,351    2.46%, 9/15/22, Series 1370,
              Class JA*....................       2,385
   4,800    2.75%, 9/15/22, Series 1591,
              Class FH*....................       4,810
   4,400    12.16%, 9/15/22, Series 1591,
              Class SH*....................       4,702
   3,000    5.50%, 10/15/22, Series 2512,
              Class PG.....................       3,138
   2,490    0.00%, 11/15/22, Series 2002,
              Class A, PO..................       2,488
   3,500    13.38%, 11/15/22, Series 1592,
              Class KB, IF*................       3,651
      64    1.96%, 12/15/22, Series 1483,
              Class FB*....................          64
   2,144    4.08%, 12/15/22, Series 1455,
              Class WB, IF*................       2,150
   4,500    5.50%, 12/15/22, Series 2535,
              Class BK.....................       4,781
   5,897    1.87%, 1/15/23, Series 1603,
              Class IF*....................       5,907
     165    3.21%, 2/15/23, Series 1470,
              Class F*.....................         166

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$ 10,681    7.50%, 2/15/23, Series 1466,
              Class PZ.....................  $   11,191
   3,272    7.00%, 3/25/23, Series 8, Class
              ZA...........................       3,627
   7,000    2.34%, 4/15/23, Series 1498,
              Class I, IF*.................       7,127
   1,141    2.91%, 4/15/23, Series 1672,
              Class FB*....................       1,138
  16,000    5.00%, 5/15/23, Series 1798,
              Class F......................      16,358
   1,760    7.00%, 5/15/23, Series 1505,
              Class Q......................       1,831
   5,000    7.88%, 5/15/23, Series 1518,
              Class G, IF*.................       5,175
       4    1652.40%, 5/15/23, Series 204,
              Class E, HB, IF*.............          92
   2,168    2.66%, 7/15/23, Series 1541,
              Class O*.....................       2,208
   2,500    6.50%, 7/15/23, Series 1558,
              Class D......................       2,677
     796    18.81%, 7/15/23, Series 1541,
              Class M, IF*.................         973
   2,100    2.63%, 8/15/23, Series 1611,
              Class JA*....................       2,102
     436    3.71%, 8/15/23, Series 1570,
              Class F*.....................         441
   2,000    17.21%, 8/15/23, Series 1611,
              Class JB, IF*................       2,434
   6,673    6.25%, 9/15/23, Series 1589,
              Class Z......................       6,734
   2,500    7.00%, 9/25/23, Series 29,
              Class J......................       2,697
   4,000    6.25%, 10/15/23, Series 1591,
              Class PV.....................       4,246
   2,158    11.04%, 10/15/23, Series 1689,
              Class SD, IF*................       2,307
   2,208    18.89%, 10/15/23, Series 1602,
              Class SA, IF*................       2,323
   1,111    24.13%, 10/15/23, Series 1859,
              Class SB, IF, IO*............          26
     969    0.00%, 11/15/23, Series 2022,
              Class A, PO..................         968
     554    2.19%, 11/15/23, Series 1630,
              Class FA*....................         555
   5,000    6.00%, 11/15/23, Series 1642,
              Class PJ.....................       5,347
   3,393    6.00%, 11/15/23, Series 1685,
              Class Z......................       3,452
   3,458    14.76%, 11/15/23, Series 1609,
              Class LG, IF*................       4,229

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  3,800    6.50%, 12/15/23, Series 2283,
              Class K......................  $    4,139
     863    10.13%, 12/15/23, Series 1633,
              Class SE, IF*................         864
   1,696    16.32%, 12/15/23, Series 1634,
              Class SD, IF*................       1,721
     110    20.83%, 12/15/23, Series 1854,
              Class SE, IF*, IO............           1
  10,093    6.50%, 1/15/24, Series 2345,
              Class PV.....................      10,570
   4,026    0.00%, 2/15/24, Series 1700,
              Class GA, PO.................       3,798
   6,931    0.00%, 2/15/24, Series 1865,
              Class D, PO..................       6,859
   3,133    6.50%, 2/15/24, Series 1669,
              Class L......................       3,146
     463    7.00%, 2/15/24, Series 1671,
              Class Z......................         464
   2,577    10.00%, 2/15/24, Series 1671,
              Class QC, IF*................       2,645
   3,784    10.63%, 2/15/24, Series 1673,
              Class SA, IF*................       3,836
     403    16.57%, 2/15/24, Series 1686,
              Class SH, IF*................         430
   1,139    1.79%, 3/15/24, Series 1699,
              Class FC*....................       1,138
     569    2.71%, 3/15/24, Series 1709,
              Class FA*....................         570
     675    2.86%, 3/15/24, Series 1689,
              Class FC*....................         675
   2,502    7.00%, 3/15/24, Series 1706,
              Class K......................       2,745
   1,000    7.00%, 3/15/24, Series 1695,
              Class EB.....................       1,093
     642    10.44%, 3/15/24, Series 1699,
              Class ST, IF*................         647
   6,712    21.52%, 3/15/24, Series 2033,
              Class SN, IF, IO*............         931
  28,445    0.60%, 4/25/24, Series 55,
              Class Gl, IF, IO*............         235
   2,774    0.00%, 5/15/24, Series 2306,
              Class K, PO..................       2,613
      11    6.00%, 5/15/24, Series 2134,
              Class DA.....................          11
   6,553    7.04%, 5/15/24, Series 2306,
              Class SE, IF, IO*............         599
       2    8.75%, 5/15/24, Series 1727,
              Class ME.....................           2
   2,573    7.50%, 8/15/24, Series 1745,
              Class D......................       2,695

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     35    0.00%, 2/15/25, Series 2299,
              Class LP, PO.................  $       35
   2,067    6.50%, 9/15/26, Series 2067,
              Class PD.....................       2,091
   2,394    7.50%, 9/15/26, Series 1890,
              Class H......................       2,516
   4,499    8.00%, 9/15/26, Series 1899,
              Class ZE.....................       4,913
   1,056    6.50%, 10/15/26, Series 2330,
              Class PI, IO.................           6
   6,272    7.50%, 1/15/27, Series 1963,
              Class Z......................       6,611
     425    1.89%, 2/15/27, Series 1935,
              Class FL*....................         426
   8,507    6.00%, 5/15/27, Series 1981,
              Class Z......................       8,762
  10,000    6.50%, 7/15/27, Series 2137,
              Class TG.....................      10,205
   1,000    7.25%, 7/15/27, Series 1970,
              Class PG.....................       1,046
   5,032    7.50%, 9/15/27, Series 1987,
              Class PE.....................       5,298
   2,650    6.50%, 10/15/27, Series 2136,
              Class PQ.....................       2,704
     863    7.00%, 10/15/27, Series 1995,
              Class EJ, IO.................          21
   4,285    6.50%, 12/15/27, Series 2019,
              Class Z......................       4,533
   3,000    6.00%, 2/15/28, Series 2143,
              Class CD.....................       3,094
   9,683    7.00%, 3/15/28, Series 2038,
              Class PN, IO.................         931
   2,750    7.50%, 3/15/28, Series 2040,
              Class PE.....................       3,047
   9,468    7.50%, 5/15/28, Series 2054,
              Class PV.....................      10,164
   4,750    6.25%, 8/15/28, Series 2075,
              Class PM.....................       5,083
   6,000    6.00%, 9/15/28, Series 2086,
              Class GB.....................       6,314
   7,000    6.50%, 10/15/28, Series 2362,
              Class PJ.....................       7,348
  12,142    7.00%, 10/15/28, Series 2089,
              Class PJ, IO.................       1,220
      54    7.50%, 1/15/29, Series 2241,
              Class PG.....................          54
   3,888    6.00%, 2/15/29, Series 2125,
              Class JZ.....................       4,085
   2,500    24.83%, 3/15/29, Series 2132,
              Class SB, IF*................       3,194

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 94

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,779    7.00%, 4/15/29, Series 2141,
              Class IO, IO.................  $      189
   4,000    7.00%, 6/15/29, Series 2169,
              Class TB.....................       4,340
   5,281    7.50%, 6/15/29, Series 2163,
              Class PC, IO.................         499
   2,500    7.00%, 7/15/29, Series 2172,
              Class QC.....................       2,713
   3,000    7.00%, 8/15/29, Series 2176,
              Class OJ.....................       3,240
   5,000    8.00%, 11/15/29, Series 2201,
              Class C......................       5,522
   5,308    6.00%, 11/25/29, Series 2460,
              Class VZ.....................       5,563
     278    6.31%, 12/20/29, Series 2204,
              Class GB*....................         281
   3,000    8.00%, 1/15/30, Series 2209,
              Class TC.....................       3,399
   5,253    8.00%, 1/15/30, Series 2210,
              Class Z......................       5,741
   2,920    8.00%, 3/15/30, Series 2224,
              Class CB.....................       3,106
   8,000    21.55%, 3/15/30, Series 2534,
              Class SN, IF*................       8,807
   1,326    4.09%, 4/1/30, Pool #846812*...       1,369
   5,986    8.00%, 4/15/30, Series 2230,
              Class Z......................       6,523
   6,000    6.00%, 5/15/30, Series 2565,
              Class MB.....................       6,382
   4,000    6.50%, 5/15/30, Series 2440,
              Class AO.....................       4,069
   8,391    7.50%, 8/15/30, Series 2247,
              Class Z......................       8,762
   3,000    7.25%, 9/15/30, Series 2256,
              Class MC.....................       3,253
   6,023    7.00%, 10/15/30, Series 2259,
              Class ZM.....................       6,457
   1,221    7.50%, 10/15/30, Series 2261,
              Class ZY.....................       1,308
  10,000    7.25%, 12/15/30, Series 2271,
              Class PC.....................      10,881
   7,725    6.50%, 2/15/31, Series 2382,
              Class TL, IO.................         245
   5,000    7.00%, 3/15/31, Series 2296,
              Class PD.....................       5,392
   9,503    6.50%, 4/15/31, Series 2317,
              Class VG.....................       9,930
   5,300    7.00%, 6/15/31, Series 2325,
              Class PM.....................       5,819

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  2,427    8.50%, 6/15/31, Series 2359,
              Class ZB.....................  $    2,770
   8,285    6.50%, 8/15/31, Series 2345,
              Class NE.....................       8,748
   4,505    6.50%, 8/15/31, Series 2344,
              Class ZJ.....................       4,768
   1,577    6.50%, 8/15/31, Series 2351,
              Class PZ.....................       1,668
  23,650    6.50%, 8/15/31, Series 2344,
              Class ZD.....................      25,181
   3,000    6.50%, 8/15/31, Series 2454,
              Class BG.....................       3,175
   4,200    6.50%, 10/15/31, Series 2367,
              Class ME.....................       4,481
   5,000    6.50%, 1/15/32, Series 2399,
              Class OH.....................       5,354
   8,000    6.50%, 1/15/32, Series 2399,
              Class TH.....................       8,543
   4,000    6.38%, 2/15/32, Series 2410,
              Class OE.....................       4,313
  10,000    6.50%, 2/15/32, Series 2410,
              Class NG.....................      10,701
   9,410    6.50%, 2/15/32, Series 2420,
              Class XK.....................      10,082
  13,715    7.47%, 2/15/32, Series 2410,
              Class QX, IF, IO*............       1,101
   3,625    13.74%, 2/15/32, Series 2412,
              Class SP, IF*................       4,206
   7,250    16.43%, 2/15/32, Series 2410,
              Class QS, IF*................       8,804
   6,000    6.50%, 3/15/32, Series 2430,
              Class WF.....................       6,454
  26,391    6.77%, 3/15/32, Series 2444,
              Class ES, IF, IO*............       2,321
  10,000    7.00%, 3/15/32, Series 2423,
              Class MT.....................      10,710
   7,500    7.00%, 3/15/32, Series 2423,
              Class MC.....................       8,061
   5,000    6.50%, 4/15/32, Series 2466,
              Class PG.....................       5,357
   1,500    6.50%, 4/15/32, Series 2435,
              Class CJ.....................       1,621
   7,000    7.00%, 4/15/32, Series 2434,
              Class TC.....................       7,580
   8,600    7.00%, 4/15/32, Series 2436,
              Class MC.....................       9,319
  10,064    6.50%, 5/15/32, Series 2455,
              Class GK.....................      10,886
   5,393    7.00%, 5/15/32, Series 2450,
              Class GZ.....................       5,834

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  7,000    6.50%, 6/15/32, Series 2462,
              Class JG.....................  $    7,524
   2,500    6.50%, 6/15/32, Series 2466,
              Class PH.....................       2,704
   1,562    7.00%, 7/1/32, Pool #C68485....       1,638
   5,000    6.50%, 7/15/32, Series 2474,
              Class NR.....................       5,385
   3,820    6.50%, 7/15/32, Series 2484,
              Class LZ.....................       4,164
  13,083    7.50%, 7/25/32, Series T-41,
              Class 3A.....................      14,599
   3,224    7.00%, 8/1/32, Gold Pool
              #G01448......................       3,381
   6,000    6.00%, 9/15/32, Series 2500,
              Class MC.....................       6,387
   2,106    12.33%, 11/15/32, Series 2527,
              Class QS, IF*................       2,110
   6,500    6.00%, 12/15/32, Series 2544,
              Class HC.....................       6,934
   5,000    6.00%, 12/15/32, Series 2543,
              Class YX.....................       5,321
   6,720    6.00%, 1/15/33, Series 2552,
              Class ME.....................       7,274
  50,000    5.82%, 2/15/33, Series 2599,
              Class DS, IF, IO*............       6,367
   3,400    6.00%, 2/15/33, Series 2567,
              Class QD.....................       3,651
  10,000    6.00%, 2/15/33, Series 2575,
              Class ME.....................      10,645
  34,750    6.37%, 2/15/33, Series 2597,
              Class DS, IF, IO*............       5,026
   1,898    5.68%, 3/15/33, Series 2586,
              Class SB, IF*................       1,915
  52,833    5.92%, 3/15/33, Series 2610,
              Class DS, IF, IO*............       7,117
   3,663    6.00%, 3/15/33, Series 2596,
              Class QG.....................       3,959
  45,363    6.50%, 3/15/33, Series 2586,
              Class WI, IO.................       4,207
   2,383    13.28%, 3/15/33, Series 2583,
              Class SC, IF*................       2,434
   2,100    10.53%, 6/15/33, Series 2631,
              Class BS, IF*................       1,961
   8,629    7.50%, 8/25/42, Series T-51,
              Class 2A.....................       9,630

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc. (9.8%):
$ 37,559    6.50%, 2/25/43, Series T-54,
              Class 2A.....................  $   40,398
  13,934    7.00%, 2/25/43, Series T-54
              Class 3A.....................      15,140
                                             ----------
                                              1,147,211
                                             ----------
      78    8.50%, 7/15/08, Pool #023594...          84
   7,567    6.00%, 3/20/12, Series 02-70,
              Class AV.....................       8,215
  18,950    6.00%, 3/20/13, Series 02-67,
              Class VA.....................      20,039
   2,000    7.00%, 8/16/13, Series 96-22,
              Class VB.....................       2,066
   3,365    6.00%, 11/20/13, Series 02-79,
              Class KV.....................       3,633
   3,887    5.50%, 12/20/13, Series 03-4,
              Class NY.....................       4,164
   2,885    6.00%, 12/20/14, Series 02-71,
              Class VJ.....................       3,044
   9,432    8.00%, 1/15/16, Pool #781570...      10,195
      41    9.00%, 12/15/16, Pool
              #190923......................          46
   2,824    6.50%, 7/20/17, Series 01-60,
              Class VP.....................       3,011
   8,000    6.50%, 9/20/17, Series 02-47,
              Class VB.....................       8,547
   1,031    6.50%, 12/15/17, Pool
              #603460......................       1,095
   5,874    6.00%, 12/20/17, Series 02-88,
              Class VA.....................       6,240
   6,000    6.50%, 4/20/18, Series 02-41,
              Class VB.....................       6,459
  11,000    6.50%, 7/20/19, Series 02-36,
              Class VB.....................      11,785
   3,000    6.50%, 7/20/22, Series 02-40,
              Class VD.....................       3,143
     423    8.00%, 9/15/22, Pool #297628...         462
     237    7.50%, 11/15/22, Pool
              #313110......................         254
     608    11.05%, 12/16/22, Series 00-30,
              Class ST, IF*................         677
      91    7.50%, 3/15/23, Pool #345288...          97
   8,000    7.49%, 7/16/24, Series 94-3,
              Class PQ.....................       8,933
   7,000    7.99%, 7/16/24, Series 94-4,
              Class KQ.....................       7,806

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 96

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$ 12,000    6.50%, 10/16/24, Series 94-7,
              Class PQ.....................  $   13,039
   1,101    8.50%, 5/20/25, Pool #2006.....       1,191
   5,000    7.50%, 9/17/25, Series 98-26,
              Class K......................       5,480
     134    8.00%, 12/20/25, Pool #2141....         144
   1,095    7.50%, 4/18/26, Series 97-8,
              Class PD.....................       1,107
   2,243    7.50%, 6/16/26, Series 00-9,
              Class PB.....................       2,460
     381    8.00%, 6/20/26, Pool #2234.....         410
   9,231    7.50%, 8/16/26, Series 96-16,
              Class E......................       9,830
     291    8.00%, 8/20/26, Pool #2270.....         313
     339    8.00%, 9/20/26, Pool #2285.....         365
     388    8.00%, 11/20/26, Pool #2324....         417
  12,272    7.50%, 5/16/27, Series 97-8,
              Class PN.....................      13,155
   4,496    7.50%, 7/20/27, Series 97-11,
              Class D......................       4,785
     652    8.00%, 10/20/27, Pool #2499....         698
     656    8.00%, 11/20/27, Pool #2512....         703
     373    8.00%, 12/20/27, Pool #2525....         399
   1,082    7.50%, 2/20/28, Pool #2549.....       1,144
     997    6.50%, 3/15/28, Pool #554108...       1,049
     203    8.00%, 5/15/28, Pool #456883...         220
     139    8.00%, 5/15/28, Pool #476291...         150
     191    8.00%, 5/15/28, Pool #460372...         207
     252    7.50%, 7/15/28, Pool #481872...         269
     255    8.00%, 7/15/28, Pool #468066...         276
     266    8.00%, 8/15/28, Pool #468149...         287
     822    7.50%, 9/15/28, Pool #486537...         875
   2,030    7.50%, 9/20/28, Pool #2646.....       2,147
     228    8.00%, 9/20/28, Pool #2647.....         244
   1,175    6.50%, 10/15/28, Pool
              #486631......................       1,236

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$ 15,015    5.50%, 11/20/28, Series 02-88,
              Class LI, IO.................  $    1,182
   2,200    6.50%, 1/16/29, Series 99-15,
              Class E......................       2,407
  17,497    6.00%, 2/20/29, Series 99-4,
              Class ZB.....................      18,529
   7,861    6.50%, 4/20/29, Series 99-10,
              Class ZC.....................       8,654
  12,768    7.29%, 8/16/29, Series 99-30,
              Class S, IF, IO*.............       1,308
     574    9.20%, 9/16/29, Series 99-33,
              Class SM.....................         619
  13,307    8.00%, 11/16/29, Series 99-41,
              Class Z......................      14,505
   5,229    7.50%, 11/20/29, Series 99-40,
              Class ZW.....................       5,704
   7,263    8.50%, 12/16/29, Series 99-44,
              Class ZC.....................       8,651
   5,000    7.50%, 12/20/29, Series 99-44,
              Class PC.....................       5,305
  17,581    8.00%, 12/20/29, Series 99-44,
              Class ZG.....................      18,980
  16,246    6.83%, 1/19/30, Series 01-4,
              Class SJ, IF, IO*............       1,441
   3,000    7.00%, 2/16/30, Series 00-14,
              Class PD.....................       3,270
   2,887    7.50%, 2/16/30, Series 00-16,
              Class ZN.....................       3,098
   7,957    8.50%, 2/16/30, Series 00-9,
              Class ZJ.....................       9,151
  11,093    7.50%, 2/20/30, Series 00-6,
              Class Z......................      11,876
  10,706    9.00%, 3/16/30, Series 00-21,
              Class Z......................      12,941
   9,036    7.39%, 4/20/30, Series 03-2,
              Class SF, IF*................       9,216
   7,807    8.00%, 6/20/30, Series 00-9,
              Class Z......................       8,318
   4,699    7.75%, 9/20/30, Series 00-26,
              Class Z......................       5,088
   1,187    8.50%, 9/20/30, Series 00-26,
              Class TZ.....................       1,337
     256    9.00%, 10/15/30, Pool
              #479674......................         279
   5,817    7.21%, 10/20/30, Series 00,
              Class 34, IF, IO*............         688
   2,310    9.00%, 10/20/30, Series 00-31,
              Class Z......................       2,738
   1,745    9.00%, 11/16/30, Series 00-36,
              Class IK, IO.................         265

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  5,086    9.00%, 11/20/30, Series 00-35,
   3,000      Class ZA 8.00%, 12/20/30,      $    5,777
              Series 00-37, Class B........       3,318
  19,844    7.24%, 3/16/31, Series 01-06,
              Class SD, IF, IO*............       2,005
   5,500    6.50%, 3/20/31, Series 01-7,
              Class PK.....................       5,865
   3,406    27.72%, 4/20/31, Series 02-51,
              Class SG, IF*................       4,035
   1,092    17.37%, 7/20/31, Series 01-32,
              Class WA, IF*................       1,243
  10,328    6.87%, 8/16/31, Series 01-36,
              Class S, IF, IO*.............         863
  13,467    7.07%, 8/16/31, Series 01-35,
              Class SA, IF, IO*............       1,199
     774    7.50%, 11/15/31, Pool
              #553979......................         823
   5,000    6.50%, 12/20/31, Series 01-64,
              Class MQ.....................       5,397
  14,756    6.08%, 1/16/32, Series 02-3,
              Class SP, IF, IO*............       1,005
  14,854    5.50%, 1/20/32, Series 03-4,
              Class NI, IO.................       1,935
   5,000    6.50%, 1/20/32, Series 02-7,
              Class PG.....................       5,355
   2,938    7.00%, 1/20/32, Series 02-80,
              Class EB.....................       3,205
  47,704    6.77%, 4/16/32, Series 02-24,
              Class AG, IO, IF*............       4,438
   1,492    9.00%, 6/16/32, Series 02-41,
              Class SV, IF*................       1,625
   5,200    6.50%, 6/20/32, Series 02-40,
              Class UK.....................       5,608
  25,000    6.50%, 6/20/32, Series 02-45,
              Class QE.....................      27,081
   2,988    6.50%, 7/15/32, Pool #591882...       3,139
   7,000    6.50%, 7/16/32, Series 02-47,
              Class PG.....................       7,640
  14,061    6.50%, 7/20/32, Series 02-47,
              Class ZA.....................      15,334
   8,266    6.50%, 7/20/32, Series 02-52,
              Class GH.....................       8,930
   5,000    6.50%, 8/20/32, Series 02-54,
              Class GB.....................       5,372
  47,976    6.60%, 8/20/32, Series 02-70,
              Class PS, IF, IO*............       4,390
   2,519    6.00%, 11/20/32, Series 02-75,
              Class PB.....................       2,775
   4,698    6.50%, 2/15/33, Pool #607645...       4,935

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  1,483    7.00%, 2/15/33, Pool #607724...  $    1,567
   6,106    0.00%, 3/16/33, Series 03-24,
              Class PO, PO.................       5,719
   3,500    6.50%, 3/20/33, Series 03-40,
              Class TJ.....................       3,814
   3,700    6.50%, 3/30/33, Series 03-46,
              Class TC.....................       4,047
   2,155    6.50%, 4/15/33, Pool #604209...       2,263
   3,500    7.50%, 5/1/33, Series 03-40,
              Class TC.....................       4,028
   2,000    6.50%, 5/20/33, Series 03-46,
              Class MG.....................       2,190
   5,000    7.00%, 6/15/33, Pool #781614...       5,283
   5,690    0.00%, 6/16/33, Series 03-52,
              Class AP, PO.................       4,708
                                             ----------
                                                495,056
                                             ----------
  Total U.S. Government Agency Mortgages      2,578,777
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (1.0%):
Fannie Mae (0.7%):
   2,000    6.38%, 6/15/09.................       2,372
  10,500    7.25%, 1/15/10.................      13,040
   2,250    7.13%, 6/15/10.................       2,785
   8,585    6.25%, 2/1/11..................       9,916
   4,000    5.50%, 3/15/11.................       4,545
                                             ----------
                                                 32,658
                                             ----------
Freddie Mac (0.2%):
   2,000    6.63%, 9/15/09.................       2,403
   8,000    6.88%, 9/15/10.................       9,800
                                             ----------
                                                 12,203
                                             ----------
Other U.S. Agencies (0.1%):
     966    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20.......................         980
   1,773    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22.......................       1,797
   1,527    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22......................       1,548
                                             ----------
                                                  4,325
                                             ----------
  Total U.S. Government Agency Securities        49,186
                                             ----------
U.S. TREASURY OBLIGATIONS (23.9%):
U.S. Treasury Bonds (12.2%):
   2,000    10.75%, 8/15/05................       2,393
  19,000    6.00%, 8/15/09.................      22,418

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 98

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
$ 13,425    11.75%, 2/15/10................  $   15,666
 129,925    12.75%, 11/15/10...............     163,736
  80,315    10.38%, 11/15/12...............     107,010
 114,200    12.00%, 8/15/13................     165,997
   1,000    13.25%, 5/15/14................       1,566
  22,200    12.50%, 8/15/14................      34,251
  26,220    11.75%, 11/15/14...............      39,643
   3,700    9.88%, 11/15/15................       5,881
   1,250    9.25%, 2/15/16.................       1,914
   7,395    7.50%, 11/15/16................      10,041
   8,695    8.75%, 5/15/17.................      13,018
   8,500    8.75%, 8/15/20.................      13,019
  11,050    7.88%, 2/15/21.................      15,779
   1,225    6.25%, 5/15/30.................       1,525
                                             ----------
                                                613,857
                                             ----------
U.S. Treasury Inflation Protected Bonds (1.7%):
   8,007    3.38%, 1/15/07.................       8,795
   4,552    3.63%, 1/15/08.................       5,108
   5,000    3.88%, 1/15/09.................       6,420
  32,500    4.25%, 1/15/10.................      41,796
  18,248    3.63%, 4/15/28.................      25,009
                                             ----------
                                                 87,128
                                             ----------
U.S. Treasury Notes (1.3%):
   1,925    3.50%, 11/15/06................       2,030
   5,500    6.13%, 8/15/07.................       6,364
  11,520    10.38%, 11/15/09...............      12,946
  36,000    6.50%, 2/15/10.................      43,685
                                             ----------
                                                 65,025
                                             ----------
U.S. Treasury STRIPS (8.7%):
  14,500    11/15/09.......................      11,867
  35,800    11/15/14.......................      22,465
  54,050    11/15/15.......................      31,930
  13,805    11/15/15.......................       8,215
   9,300    2/15/11........................       7,209
  53,600    2/15/13........................      37,242
  16,400    2/15/14........................      10,734

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS, continued:
$112,810    2/15/16........................  $   65,449
  17,600    2/15/17........................       9,625
  17,250    2/15/19........................       8,310
  18,000    5/15/08........................      15,948
   3,750    5/15/09........................       3,174
  19,000    5/15/10........................      15,286
  46,538    5/15/11........................      35,635
  15,650    5/15/12........................      11,334
  14,500    5/15/14........................       9,357
  56,100    5/15/15........................      34,170
  17,000    5/15/16........................       9,733
  86,295    5/15/18........................      43,622
  13,500    8/15/13........................       9,113
  37,950    8/15/14........................      24,112
  22,290    8/15/15........................      13,372
   3,500    8/15/16........................       1,975
                                             ----------
                                                439,877
                                             ----------
  Total U.S. Treasury Obligations             1,205,887
                                             ----------
MUNICIPAL BONDS (0.1%):
Illinois (0.1%):
   6,000    GO, 5.10%, 6/1/33..............       5,900
                                             ----------
  Total Municipal Bonds                           5,900
                                             ----------
INVESTMENT COMPANIES (1.3%):
  65,297    One Group Prime Money Market
              Fund, Class I (d)............      65,297
                                             ----------
  Total Investment Companies                     65,297
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (16.6%):
$840,800    Pool of various securities for
              One Group Bond
              Funds -- footnote 2
              (Securities Lending).........     840,800
                                             ----------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending           840,800
                                             ----------
Total (Cost $5,654,813) (a)                  $5,894,093
                                             ==========

------------
Percentages indicated are based on net assets of $5,053,791.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $282,653
                   Unrealized depreciation......................   (43,373)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $239,280
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Investment in affiliate.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of June 30, 2003.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES (3.3%):
$  2,198    Advanta Mortgage Loan Trust,
              Series 97-2, Class A4, 7.60%,
              6/25/27......................  $    2,256
   1,700    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08.....................       1,769
   1,000    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09......................       1,048
   1,500    Americredit Automobile
              Receivables Trust, Series
              01-C, Class A4, 5.01%,
              7/14/08......................       1,572
   5,000    Auto Leasing Investors, Series
              97, Class A7, 6.48%,
              12/12/08.....................       5,117
   2,949    BankBoston Home Equity Loan
              Trust, Series 98-1, Class A6,
              6.35%, 2/25/13...............       3,131
   1,880    Captial One Master Trust,
              Series 01-5, Class A, 5.30%,
              6/15/09......................       2,025
   2,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 2.00%, 1/25/32.........       2,003
   2,900    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class
              C2, 6.95%, 2/18/14...........       3,276
   1,257    CS First Boston Mortgage
              Securities Corp., Series
              02-HE4, Class AF, 5.51%,
              8/25/32......................       1,347
     199    EQCC Home Equity Loan Trust,
              Series 96-2, Class A4, 7.50%,
              6/15/21......................         200
     549    EQCC Home Equity Loan Trust,
              Series 97-1, Class A7, 7.12%,
              5/15/28......................         562
     533    GE Capital Mortgage Services,
              Inc., Series 97-HE3, Class
              A6, 6.72%, 10/25/27..........         559
   4,350    Green Tree Financial Corp.,
              Series 95-2, Class B1, 8.60%,
              5/15/26......................       3,700
   4,610    Green Tree Financial Corp.,
              Series 95-10, Class B1,
              7.05%, 2/15/27...............       2,631
     127    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 97-C, Class A1, 6.49%,
              2/15/18......................         127
     262    MBNA Master Credit Card Trust,
              Series 99-D, Class D, 6.50%,
              11/17/08.....................         292

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  1,500    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)..................  $    1,745
   1,000    MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 2.88%,
              6/15/12......................       1,020
      84    PNC Student Loan Trust I,
              Series 97-2, Class A6, 6.57%,
              1/25/04......................          85
   1,484    Saxon Asset Securities Trust,
              Series 99-1, Class AF6,
              6.35%, 2/25/29...............       1,543
   1,093    Security Pacific Acceptance
              Corp., Series 95-1, Class A3,
              7.25%, 4/10/20...............       1,149
     234    SLM Trust, Series 99-1, Class
              A1T, 2.03%, 4/25/08..........         235
     600    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08................         685
     185    Sterling Automobile Loan
              Securitization, Series 00-1,
              Class A, 6.61%,
              2/15/08 (b)..................         189
     403    The Money Store Home Equity
              Trust, Series 96-B, Class
              A16, 8.01%, 7/15/27..........         403
     949    Union Acceptance Corp., Series
              99-C, Class A4, 6.82%,
              1/9/06.......................         963
     606    Union Acceptance Corp., Series
              98-D, Class A5, 5.96%,
              7/10/06......................         607
   4,600    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08.......................       4,932
                                             ----------
  Total Asset Backed Securities                  45,171
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.8%):
     115    American Housing Trust, Series
              XI, Class 3G, 8.25%,
              1/25/22......................         123
     128    American Housing Trust, Series
              V, Class 1G, 9.13%,
              4/25/21......................         136
     259    BA Mortgage Securities, Inc.,
              Series 98-1, Class 2A4,
              6.50%, 5/28/13...............         259
   1,821    Bank of America Mortgage
              Securities, Series 99-2,
              Class AB, 5.50%, 4/25/29.....       1,824
      45    Bank of America Mortgage
              Securities, Series 99-2,
              Class A9, 6.50%, 4/25/29.....          46

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 100

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  1,279    Bear Stearns Mortgage
              Securities, Inc., Series
              96-7, Class A10, 6.00%,
              10/28/08.....................  $    1,303
      80    Bear Stearns Mortgage
              Securities, Inc., Series
              97-6, Class 1A, 6.73%,
              3/25/31......................          84
     519    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%, 7/25/09 (b)
              (c)..........................          52
     943    BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%,
              5/31/17 (b)(c)...............          94
      86    Chase Mortgage Finance Corp.,
              Series 94-C, Class A6, 6.25%,
              2/25/10......................          87
     190    Chase Mortgage Finance Corp.,
              Series 93-P, Class A18,
              6.75%, 12/25/24..............         192
     107    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z,
              6.75%, 2/25/25...............         108
     192    Chase Mortgage Finance Corp.,
              Series 94-H, Class A7, 7.25%,
              6/25/25......................         192
     394    Chase Mortgage Finance Corp.,
              Series 98-S7, Class 1A14,
              6.25%, 12/25/28..............         395
     310    Citicorp Mortgage Securities,
              Inc., Series 93-11, Class A4,
              6.25%, 9/25/08...............         312
     715    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A4,
              5.75%, 6/25/09...............         735
     324    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25...............         326
      82    CMC Securities Corp. III,
              Series 94-A, Class B1, 6.75%,
              2/25/24......................          83
     158    CMC Securities Corp. IV, Series
              97-NAM3, Class FXA5, 7.25%,
              10/25/27.....................         160
      24    Collateralized Mortgage
              Securities Corp., Series
              88-2, Class B, 8.80%,
              4/20/19......................          24
     350    Countrywide Alternative Loan
              Trust, Series 01-6, Class
              2A5, 7.00%, 7/25/31..........         352
  10,000    Countrywide Alternative Loan
              Trust, Series 01-7, Class
              A14, 7.00%, 8/25/31..........      10,262

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    288    Countrywide Funding Corp.,
              Series 94-12, Class A9,
              7.00%, 10/25/23..............  $      287
      34    Countrywide Funding Corp.,
              Series 94-4, Class A12,
              6.95%, 4/25/24...............          34
   1,917    Countrywide Home Loans, Series
              99-10, Class A21, 7.25%,
              9/25/29......................       1,946
   1,000    Countrywide Home Loans, Series
              01-J1, Class 1A3, 6.75%,
              12/25/30.....................       1,019
     256    Countrywide Mortgage Backed
              Securities, Inc., 6.50%,
              1/25/24......................         257
   1,618    First Union Residential
              Securitization, Series 98-A,
              Class SA4, 7.00%, 4/25/25....       1,663
     412    GE Capital Mortgage Services,
              Inc., Series 93-17, Class
              A11, 6.50%, 12/25/23.........         414
     300    GE Capital Mortgage Services,
              Inc., Series 93-16, Class
              A19, 23.17%, 12/25/23, IF*...         313
     719    GE Capital Mortgage Services,
              Inc., Series 00-2, Class A3,
              7.75%, 2/25/30...............         740
     352    GMAC Mortgage Corp. Loan Trust,
              Series 99-J1, Class A3,
              6.75%, 8/25/29...............         354
      79    ICI Funding Corp. Secured
              Assets Corp., Series 97-3,
              Class A7, 7.25%, 9/25/27.....          79
      72    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D,
              9.95%, 2/1/19................          73
     343    Merrill Lynch Mortgage
              Investors, Inc., Series
              01-S1, Class 2A, 0.00%,
              5/25/29, PO..................         334
     710    Morserv, Inc., Series 96-2,
              Class 1A4, 7.25%, 11/25/26...         725
     454    NationsBanc Montgomery Funding
              Corp., Series 98-1, Class
              A16, 6.75%, 6/25/28..........         463
      82    Norwest Asset Securities Corp.,
              Series 96-2, Class A9, 7.00%,
              9/25/11......................          82
      72    Norwest Asset Securities Corp.,
              Series 98-8, Class A1, 6.50%,
              4/25/13......................          72

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    203    Norwest Asset Securities Corp.,
              Series 98-16, Class A1,
              6.50%, 6/25/13...............  $      204
      14    Norwest Asset Securities Corp.,
              Series 99-17, Class A2,
              6.25%, 6/25/29...............          14
     655    Norwest Asset Securities Corp.,
              Series 99-18, Class A9,
              6.50%, 7/25/29...............         669
      88    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18....          96
      18    Paine Webber CMO Trust, Series
              J, Class 3, 8.80%, 5/1/18....          19
     103    Paine Webber CMO Trust, Series
              L, Class 4, 8.95%, 7/1/18....         113
      42    Paine Webber Mortgage
              Acceptance Corp., Series
              94-2, Class A4, 6.50%,
              2/25/24......................          42
      39    PNC Mortgage Securities Corp.,
              Series 98-11, Class 2A1,
              6.50%, 11/25/13..............          40
     639    PNC Mortgage Securities Corp.,
              Series 00-8, Class 2A1,
              7.25%, 11/25/15..............         653
     451    PNC Mortgage Securities Corp.,
              Series 98-7, Class 1A5,
              6.75%, 9/25/28...............         459
     360    PNC Mortgage Securities Corp.,
              Series 99-4, Class 4A4,
              6.50%, 5/25/29...............         370
   1,785    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08....       1,784
     190    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF*..........................         191
      66    Prudential Home Mortgage
              Securities, Series 94-3,
              Class A22, 17.33%, 2/25/24,
              IF*..........................          68
      38    Residential Accredit Loans,
              Inc., Series 98-QS8, Class
              NB, 6.50%, 6/25/13...........          39
     180    Residential Accredit Loans,
              Inc., Series 99-S25, Class
              A1, 6.75%, 12/25/14..........         183
     421    Residential Accredit Loans,
              Inc., Series 96-QS8, Class
              A12, 7.75%, 12/25/26.........         421

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  1,172    Residential Accredit Loans,
              Inc., Series 97-QS9, Class
              A8, 7.25%, 9/25/27...........  $    1,182
   1,316    Residential Accredit Loans,
              Inc., Series 98-QS17, Class
              NB7, 6.50%, 12/25/28.........       1,338
   1,000    Residential Asset Mortgage
              Products, Inc., Series
              01-RS3, Class AI4, 6.29%,
              10/25/31.....................       1,036
   1,610    Residential Asset Securities
              Corp., Series 01-KS3, Class
              AI3, 5.18%, 7/25/27..........       1,630
     149    Residential Asset
              Securitization Trust, Series
              97-A11, Class A6, 7.00%,
              1/25/28......................         150
     283    Residential Asset
              Securitization Trust, Series
              98-A8, Class A8, 6.75%,
              8/25/28......................         289
     289    Residential Funding Mortgage
              Securities I, Series 93-S36,
              Class A13, 14.02%, 10/25/08,
              IF*..........................         302
     722    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S49, Class A3, 6.00%,
              12/25/08.....................         739
     218    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S14, Class A1, 6.50%,
              6/25/09......................         222
     188    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S22, Class A13, 14.91%,
              6/25/23, IF*.................         192
     615    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S9, Class A5, 6.50%,
              3/25/24......................         617
      23    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S14, Class A6, 7.25%,
              10/25/27.....................          23
     162    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S2, Class A4, 7.00%,
              1/25/28......................         162
     566    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S5, Class A12, 6.75%,
              3/25/28......................         566
     778    Structured Asset Securities
              Corp., Series 00-3, Class
              2A6, 8.00%, 7/25/30..........         792
   2,403    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26......................       2,706

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 102

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  7,200    Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27......................  $    7,989
     570    Wells Fargo Mortgage Backed
              Securities Trust, 6.50%,
              11/25/31.....................         583
                                             ----------
  Total Collateralized Mortgage Obligations      51,887
                                             ----------
CORPORATE BONDS (32.8%):
Aerospace & Defense (0.2%):
   1,665    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 (b)..........       1,861
     500    L-3 Communications Corp.,
              6.13%, 7/15/13...............         508
     500    Sequa Corp., 8.88%,
              4/1/08 (b)...................         525
                                             ----------
                                                  2,894
                                             ----------
Air Transport (0.1%):
     657    Atlantic Coast Airlines, Inc.,
              8.75%, 1/1/07 (b)............         540
     500    Offshore Logistic, 6.13%,
              6/15/13 (b)..................         504
                                             ----------
                                                  1,044
                                             ----------
Airlines (0.4%):
     992    American Airlines, Series
              91-A2, 10.18%, 1/2/13........         456
     642    Delta Airlines, Series K,
              10.00%, 12/5/14 (b)..........         494
   1,000    United Airlines, Inc., 9.13%,
              1/15/12 (c)..................          80
   4,493    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13 (c)...................       3,770
     495    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14 (c)...................         395
                                             ----------
                                                  5,195
                                             ----------
Automotive (0.5%):
   1,000    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05...............       1,073
   2,000    Daimler Chrysler NA Holdings,
              7.30%, 1/15/12...............       2,258
   1,000    General Motors Corp., 7.20%,
              1/15/11......................       1,009
     750    General Motors Corp., 8.80%,
              3/1/21.......................         778
   1,000    Oshkosh Truck Corp., 8.75%,
              3/1/08.......................       1,043
     300    Stena AB, 9.63%, 12/1/12.......         331
                                             ----------
                                                  6,492
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance (12.9%):
$  3,500    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05...............  $    3,859
     210    AIG International Lease Finance
              Corp., 5.88%, 5/1/13.........         227
   1,000    American Express Credit, 3.00%,
              5/16/08......................       1,008
     550    Arch Western Finance, 6.75%,
              7/1/13 (b)...................         567
   1,500    Associates Corp., Series G,
              7.70%, 6/10/04...............       1,590
     150    Associates Corp., 7.63%,
              4/27/05......................         166
   1,000    Associates Corp., 6.63%,
              6/15/05......................       1,094
   1,000    Associates Corp., 6.25%,
              11/1/08......................       1,152
   6,000    Associates Corp., 8.15%,
              8/1/09.......................       7,281
     500    Associates Corp., Series B,
              7.95%, 2/15/10...............         603
   2,900    Bank of America Corp., 7.80%,
              2/15/10......................       3,580
     500    Bank of America Corp., 7.80%,
              9/15/16......................         651
   1,500    Bank of America Corp., 6.98%,
              3/7/37.......................       1,871
     250    Bankers Trust Corp., 7.25%,
              10/15/11.....................         296
   1,000    Branch Banking & Trust, 4.88%,
              1/15/13......................       1,058
     200    Capital One Bank, 4.88%,
              5/15/08......................         204
   1,490    Capital One Financial Corp.,
              Series 4, 6.50%, 7/30/04.....       1,547
     748    Citicorp Mortgage Securities,
              Inc., Series 94-4, Class A8,
              6.00%, 2/25/09...............         764
   1,500    CitiFinancial, 7.75%, 3/1/05...       1,652
   5,000    Citigroup, Inc., 6.25%,
              12/1/05......................       5,524
   1,000    Comerica Bank, 7.65%,
              8/15/10......................       1,064
   6,500    Corestates Captial Trust I,
              8.00%, 12/15/26, Callable
              12/15/06 @ 103.88 (b)........       7,747
     600    Corporation Andina de Fomento
              California, 5.20%, 5/21/13...         609
   1,500    Countrywide Funding, 6.88%,
              9/15/05......................       1,651
     750    Countrywide Home Loan, 5.50%,
              8/1/06.......................         820

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  1,000    Countrywide Home Loan, Series
              E, 7.20%, 10/30/06...........  $    1,145
   1,690    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11.....................       1,896
     160    CS First Boston Mortgage
              Securities Corp., 8.50%,
              4/25/31......................         162
     500    Donaldson Lufkin & Jenrette,
              6.50%, 4/1/08................         574
   1,000    Donaldson Lufkin & Jenrette,
              6.50%, 6/1/08................       1,149
   1,000    Dow Capital BV, 8.50%, 6/8/10..       1,214
   2,000    Fleet Boston Financial Corp.,
              8.13%, 7/1/04................       2,131
   1,500    Ford Motor Credit Co., 6.13%,
              3/20/04......................       1,534
     724    Ford Motor Credit Co., 7.75%,
              3/15/05......................         771
     250    Ford Motor Credit Co., 6.25%,
              12/8/05......................         259
   4,100    Ford Motor Credit Co., 7.38%,
              10/28/09.....................       4,305
   1,680    Ford Motor Credit Co., 7.88%,
              6/15/10......................       1,803
     500    GE Capital Corp., 5.70%,
              10/7/03......................         506
   3,500    GE Capital Corp., 8.85%,
              4/1/05.......................       3,930
     885    GE Capital Corp., 4.25%,
              1/15/08......................         938
     500    GE Capital Corp., 3.50%,
              5/1/08.......................         513
   1,750    GE Capital Corp., 6.13%,
              2/22/11......................       1,999
     500    GE Capital Corp., 5.88%,
              2/15/12......................         560
   1,100    GE Capital Corp., 6.75%,
              3/15/32......................       1,291
   1,300    GMAC, 6.13%, 9/15/06...........       1,370
     750    GMAC, 5.13%, 5/9/08............         742
   3,100    GMAC, 7.25%, 3/2/11............       3,186
     500    Goldman Sachs Group LP, 6.75%,
              2/15/06 (b)..................         551
     500    Goldman Sachs Group LP, 6.88%,
              1/15/11......................         591
   1,000    Household Finance Corp., 7.25%,
              5/15/06......................       1,139
   1,000    Household Finance Corp., 6.50%,
              11/15/08.....................       1,151
   7,200    Household Finance Corp., 5.88%,
              2/1/09.......................       8,037

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    500    Household Finance Corp., 6.38%,
              11/27/12.....................  $      571
     400    Household Finance Corp., 7.35%,
              11/27/32.....................         492
   2,000    Huntington National Bank,
              8.00%, 4/1/10................       2,484
     500    International Lease Finance
              Corp., 5.12%, 6/1/05.........         524
     500    International Lease Finance
              Corp., 4.00%, 1/17/06........         514
     190    International Lease Finance
              Corp., 4.50%, 5/1/08.........         199
   1,500    J.P. Morgan Chase & Co., 6.25%,
              12/15/05.....................       1,660
   2,800    J.P. Morgan Chase & Co., 6.75%,
              2/1/11.......................       3,291
   5,000    Key Bank, 7.55%, 9/15/06.......       5,767
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05..............       5,859
     295    Lehman Brothers Holdings, Inc.,
              8.50%, 8/1/15................         387
     250    Lion Connecticut Holding,
              7.63%, 8/15/26...............         304
   6,000    Massachusetts Mutual Life
              Insurance, 7.50%,
              3/1/24 (b)...................       7,431
     350    MBNA Bank, 5.38%, 1/15/08......         379
     500    Mellon Financial Corp., 6.38%,
              2/15/10......................         585
     500    MGIC Investment Corp., 6.00%,
              3/15/07......................         541
   5,000    MIC Financing Trust I, Series
              Unit, 8.38%, 2/1/27, Callable
              2/1/07 @ 100 (b).............       5,608
   2,000    Monumental Global Funding,
              5.20%, 1/30/07 (b)...........       2,179
     750    Morgan Stanley Dean Witter and
              Co., 4.25%, 5/15/10..........         773
   2,500    Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12...........       2,893
   1,000    Morgan Stanley Dean Witter and
              Co., 7.25%, 4/1/32...........       1,230
   1,500    National City Bank, 4.63%,
              5/1/13.......................       1,539
   4,320    National Rural Utilities,
              6.00%, 5/15/06...............       4,801
     575    Newcourt Credit Group, Series
              B, 6.88%, 2/16/05............         616
     600    News America, Inc., 6.75%,
              1/9/38.......................         668
     500    Popular North America, Inc.,
              Series E, 6.13%, 10/15/06....         557

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 104

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    825    Popular North America, Inc.,
              4.25%, 4/1/08................  $      859
   2,500    Principal Life Global Funding,
              2.80%, 6/26/08 (b)...........       2,474
   2,250    Spear Leeds & Kellogg LP,
              8.25%, 8/15/05 (b)...........       2,514
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49 (b)..................       5,822
     419    SunAmerica, Inc., 8.13%,
              4/28/23......................         551
   2,500    SunTrust Banks, Inc., 6.00%,
              2/15/26......................       2,733
     400    Torchmark Corp., 7.88%,
              5/15/23......................         489
   7,500    Transamerica Financial Corp.,
              6.37%, 5/14/04...............       7,809
     750    Tyco Capital Corp., 7.25%,
              8/15/05......................         819
   3,450    Tyco Capital Corp., 6.50%,
              2/7/06.......................       3,773
   2,500    U.S. Bancorp, 6.50%, 2/1/08....       2,885
   2,000    U.S. Bancorp, 7.50%, 6/1/26....       2,491
   1,000    Wells Fargo Co., Senior
              Subordinate Notes, 9.13%,
              2/1/04.......................       1,045
                                             ----------
                                                176,148
                                             ----------
Beverages & Tobacco (0.5%):
     400    Coca-Cola Enterprises, 6.95%,
              11/15/26.....................         483
   4,580    Diageo PLC, 7.45%, 4/15/35.....       6,010
                                             ----------
                                                  6,493
                                             ----------
Broadcast Radio & TV (0.1%):
   1,000    Spanish Broadcasting System,
              9.63%, 11/1/09...............       1,068
                                             ----------
Building & Development (0.2%):
   1,300    Hanson Australia Funding,
              5.25%, 3/15/13...............       1,334
     500    LNR Property Corp., 7.63%,
              7/15/13 (b)..................         508
   1,000    NCI Building Systems, Inc.,
              Series B, 9.25%, 5/1/09......       1,075
                                             ----------
                                                  2,917
                                             ----------
Business Equipment & Services (0.0%):
     500    Cascades, Inc., 7.25%,
              2/15/13 (b)..................         529
                                             ----------
Cable Television (0.9%):
   1,000    AOL Time Warner Entertainment,
              8.88%, 10/1/12...............       1,307

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Cable Television, continued:
$    500    Century Communications, 9.50%,
              3/1/05 (c)...................  $      325
   1,000    Charter Communications
              Holdings, Inc., 10.25%,
              1/15/10......................         760
   1,000    Classic Cable, Inc., Series B,
              9.38%, 8/1/09 (c)............          86
   4,000    Comcast Cable Communications,
              8.38%, 5/1/07................       4,725
   1,500    CSC Holdings, Inc., 7.25%,
              7/15/08......................       1,508
     750    CSC Holdings, Inc., Series B,
              8.13%, 7/15/09...............         778
     500    Insight Midwest, 10.50%,
              11/1/10......................         551
   1,000    Mediacom LLC, Series B, 8.50%,
              4/15/08......................       1,015
     500    Panamsat Corp., 8.50%, 2/1/12..         544
   1,000    RCN Corp., 10.13%, 1/15/10.....         385
     500    Rogers Cable Inc., 6.25%,
              6/15/13 (b)..................         501
                                             ----------
                                                 12,485
                                             ----------
Cellular & Wireless Telecommunications (0.2%):
   1,000    Centennial Communications
              Corp., 10.75%, 12/15/08......         925
   1,000    Nextel Communications, Inc.,
              9.38%, 11/15/09..............       1,079
   1,000    Rogers Wireless Communications,
              Inc., 8.80%, 10/1/07.........       1,026
                                             ----------
                                                  3,030
                                             ----------
Chemicals (0.1%):
     250    Eastman Chemical, 7.60%,
              2/1/27.......................         297
     500    Equistar Chemicals LP, 8.75%,
              2/15/09......................         487
     250    Millennium America, Inc.,
              9.25%, 6/15/08 (b)...........         270
                                             ----------
                                                  1,054
                                             ----------
Chemicals & Plastics (0.4%):
   1,000    Huntsman ICI Chemicals, 10.13%,
              7/1/09.......................         965
     500    IMC Global, Inc., 7.63%,
              11/1/05......................         533
   1,000    ISP Chemco, 10.25%, 7/1/11.....       1,134
     500    Lyondell Chemical Co., 11.13%,
              7/15/12......................         515
     265    Philipp Brothers Chemical,
              9.88%, 6/1/08................         107
     500    Polyone Corp., 8.88%, 5/1/12...         448

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Chemicals & Plastics, continued:
$    750    Rhodia SA, 7.63%, 6/1/10 (b)...  $      797
     500    Terra Capital, Inc., 11.50%,
              6/1/10 (b)...................         463
                                             ----------
                                                  4,962
                                             ----------
Clothing/Textiles (0.0%):
     425    Levi Strauss & Co., 12.25%,
              12/15/12.....................         356
      50    Polymer Group, Inc., 10.00%,
              12/31/07.....................          50
                                             ----------
                                                    406
                                             ----------
Conglomerates (0.1%):
     750    SPX Corp., 7.50%, 1/1/13.......         816
   1,000    Tyco International Group,
              6.38%, 10/15/11..............       1,060
                                             ----------
                                                  1,876
                                             ----------
Container & Glass Products (0.1%):
     500    Owens-Brockway Glass
              Containers, Inc., 8.88%,
              2/15/09......................         545
     250    Owens-Brockway Glass
              Containers, Inc., 7.75%,
              5/15/11 (b)..................         266
   1,000    Portola Packaging, Inc.,
              10.75%, 10/1/05..............       1,010
                                             ----------
                                                  1,821
                                             ----------
Cosmetics/Toiletries (0.0%):
   1,000    Drypers Corp., Series B,
              10.25%, 6/15/07 (c)..........           0
     730    Home Products International,
              Inc., 9.63%, 5/15/08.........         549
                                             ----------
                                                    549
                                             ----------
Ecological Services & Equipment (0.1%):
   1,000    Allied Waste North America,
              Series B, 8.88%, 4/1/08......       1,090
     740    Safety-Kleen Services Corp.,
              9.25%, 6/1/08 (c)............           0
                                             ----------
                                                  1,090
                                             ----------
Electrical & Electronic (0.4%):
   2,400    Exelon Corp, 6.75%, 5/1/11.....       2,782
     650    IBM, 7.00%, 10/30/25...........         789
     700    Viacom, Inc., 7.70%, 7/30/10...         868
     750    Viacom, Inc., 8.63%, 8/1/12....         986
                                             ----------
                                                  5,425
                                             ----------
Electronics/Electric (0.4%):
     500    Avnet, Inc., 9.75%, 2/15/08....         566
   1,000    Flextronics International Ltd.,
              6.50%, 5/15/13 (b)...........         967
     750    Ingram Micro, Inc., 9.88%,
              8/15/08......................         814

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Electronics/Electric, continued:
$    450    Iron Mountain, Inc., 8.63%,
              4/1/13.......................  $      484
     500    Seagate Technology Inc., 8.00%,
              5/15/09......................         544
   1,000    Wesco Distribution, Inc.,
              Series B, 9.13%, 6/1/08......         938
   1,000    Windmere Durable Holdings,
              10.00%, 7/31/08..............       1,054
     500    Xerox Corp., 7.13%, 6/15/10....         502
                                             ----------
                                                  5,869
                                             ----------
Energy (0.5%):
   1,555    Constellation Energy Group,
              6.35%, 4/1/07................       1,739
   1,000    DTE Energy Co., 6.65%,
              4/15/09......................       1,153
   1,000    Duke Energy Corp., 5.63%,
              11/30/12.....................       1,078
     500    Key Energy Services Inc.,
              6.38%, 5/1/13................         510
   4,400    NRG Energy, Inc., 7.63%,
              2/1/06 (b)(c)................       1,892
   2,000    Osprey Trust, 8.31%,
              3/18/04 (c)..................         280
                                             ----------
                                                  6,652
                                             ----------
Equipment Leasing (0.1%):
     750    Applied Materials, Inc., 8.00%,
              9/1/04.......................         805
   1,000    National Equipment Services,
              Series D, 10.00%,
              11/30/04 (c).................         205
   1,000    Williams Scotsman, Inc., 9.88%,
              6/1/07.......................         985
                                             ----------
                                                  1,995
                                             ----------
Equipment Trust Certificate (0.9%):
   3,911    Federal Express, Series A-1,
              7.85%, 1/30/15...............       4,297
   5,234    Northwest Air Trust, Series A,
              9.25%, 6/21/14...............       5,364
   3,738    Northwest Air Trust, Series B,
              10.23%, 6/21/14..............       3,122
                                             ----------
                                                 12,783
                                             ----------
Financial (0.2%):
   1,000    FMR Corp., 4.75%, 3/1/13 (b)...       1,059
     500    iStar Financial, Inc., 7.00%,
              3/15/08......................         524
     500    Thornburg Mortgage, Inc.,
              8.00%, 5/15/13 (b)...........         513
                                             ----------
                                                  2,096
                                             ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 106

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Food & Drug Retailers (0.1%):
$    500    Ahold Finance USA, Inc., 8.25%,
              7/15/10......................  $      515
     350    Southland Corp., 4.50%,
              6/15/04......................         350
                                             ----------
                                                    865
                                             ----------
Food Products (0.1%):
     500    Corn Products International,
              Inc., 8.25%, 7/15/07.........         555
     500    Delhaize America, Inc., 7.38%,
              4/15/06......................         528
                                             ----------
                                                  1,083
                                             ----------
Food Service (0.2%):
     500    Dole Foods Co., Inc., 7.25%,
              6/15/10 (b)..................         504
     581    Pierre Foods, Inc., 10.75%,
              6/1/06.......................         514
     500    Premium Standard Farms, 9.25%,
              6/15/11......................         475
     500    Smithfield Foods, Inc., 7.75%,
              5/15/13 (b)..................         539
     400    Tyson Foods, Inc., 7.25%,
              10/1/06......................         447
                                             ----------
                                                  2,479
                                             ----------
Forest Products (0.6%):
     500    Abitibi Consolidated, Inc.,
              6.00%, 6/20/13...............         477
     550    Abitibi Consolidated, Inc.,
              8.55%, 8/1/10................         617
     520    Ainsworth Lumber, 12.50%,
              7/15/07......................         590
     879    American Tissue, Inc., Series
              B, 12.50%, 7/15/06 (c).......          13
   1,000    Buckeye Technologies, Inc.,
              9.25%, 9/15/08...............         999
     750    Georgia-Pacific Corp., 8.00%,
              1/15/14 (b)..................         768
     500    Meadwestvaco Corp., 6.85%,
              4/1/12.......................         578
     750    Millar Western Forest, 9.88%,
              5/15/08......................         784
     750    Norampac Inc., 6.75%,
              6/1/13 (b)...................         791
     350    Norske Skog Canada, Inc.,
              8.63%, 6/15/11 (b)...........         368
     650    Pacifica Papers, Inc., 10.00%,
              3/15/09......................         696
   1,000    Pope & Talbot, 8.38%, 6/1/13...         970
                                             ----------
                                                  7,651
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Forestry (0.0%):
$    500    Tembec Industries Inc., 8.63%,
              6/30/09......................  $      496
                                             ----------
Gaming & Leisure (0.2%):
   3,000    Royal Caribbean Cruises, 8.25%,
              4/1/05.......................       3,135
                                             ----------
Governments (Foreign) (0.2%):
     430    United Mexican States, 4.63%,
              10/8/08......................         440
     400    United Mexican States, 6.38%,
              1/16/13......................         425
   1,350    United Mexican States, 7.50%,
              4/8/33.......................       1,435
                                             ----------
                                                  2,300
                                             ----------
Health Care (0.3%):
     500    AmerisourceBergen Corp., 7.25%,
              11/15/12.....................         545
     950    Apogent Technologies Inc,
              6.50%, 5/15/13 (b)...........         986
     350    Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11......................         371
   1,000    HCA-The Healthcare Company,
              8.75%, 9/1/10................       1,165
     500    Omnicare Inc., 6.13%, 6/1/13...         513
     500    Ventas Realty, 9.00%, 5/1/12...         548
                                             ----------
                                                  4,128
                                             ----------
Hotels/Motels/Inns & Casinos (0.2%):
     250    Felcor Lodging LP, 8.50%,
              6/1/11.......................         253
     500    Hilton Hotels Corp., 7.63%,
              12/1/12......................         550
     500    La Quinta Properties, 8.88%,
              3/15/11 (b)..................         535
     500    Mohegan Tribal Gaming, 8.38%,
              7/1/11.......................         544
     500    Park Place Entertainment,
              7.50%, 9/1/09................         550
                                             ----------
                                                  2,432
                                             ----------
Industrial Equipment (0.1%):
   1,000    Airxcel, Inc., 11.00%,
              11/15/07.....................         845
     500    Anchor Lamina, Inc., 9.88%,
              2/1/08.......................         218
                                             ----------
                                                  1,063
                                             ----------
Industrial Goods & Services (2.0%):
   3,000    Beckman Coulter, Inc., 7.05%,
              6/1/26.......................       3,495
   3,000    Boise Cascade Co., 9.45%,
              11/1/09......................       3,581
     400    Brunswick Corp., 7.38%,
              9/1/23.......................         456

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
$  1,000    IBM Corp., 5.39%, 1/22/09......  $    1,121
     300    Ingersoll Rand Co., 7.20%,
              6/1/25.......................         367
   1,050    International Paper Co., 5.85%,
              10/30/12.....................       1,146
   1,000    Kroger Co., 8.05%, 2/1/10......       1,207
     300    Loews Corp., 7.63%, 6/1/23,
              Callable 6/1/03 @ 103.81.....         311
     400    Loral Corp., 7.00%, 9/15/23....         450
   3,347    Newmont Mining Corp., Series
              A1, 8.91%, 1/5/09............       3,875
     800    News America Holdings, 7.75%,
              1/20/24......................         930
   3,130    Oslo Seismic Service, 8.28%,
              6/1/11.......................       2,598
     750    Perkinelmer, Inc., 8.88%,
              1/15/13, Callable on 1/15/08
              @ 104.44.....................         818
   3,000    Phillips Petroleum Co., 8.75%,
              5/25/10......................       3,911
     300    Pitney Bowes Inc., 3.88%,
              6/15/13......................         293
   1,300    Tyco International Group,
              8.20%, 10/15/08..............       1,424
     220    Weyerhaeuser Co., 6.13%,
              3/15/07......................         244
     500    Weyerhaeuser Co., 7.50%,
              3/1/13.......................         600
     750    Yanacocha Receivables, 8.40%,
              6/15/04 (b)..................         761
                                             ----------
                                                 27,588
                                             ----------
Insurance (0.0%):
     500    Fairfax Financial Holdings,
              7.75%, 12/15/03..............         506
                                             ----------
Leasing (0.7%):
     750    ERAC USA Finance Co., 6.95%,
              3/1/04 (b)...................         775
   5,000    Hertz Corp., 6.50%, 5/15/06....       5,183
   2,500    Hertz Corp., 6.63%, 5/15/08....       2,556
   1,300    PHH Corp., 7.13%, 3/1/13.......       1,479
                                             ----------
                                                  9,993
                                             ----------
Leisure (0.2%):
   1,000    Bally Total Fitness Holdings,
              Series D, 9.88%, 10/15/07....         918
     500    Six Flags, Inc., 9.50%,
              2/1/09.......................         495
     750    Speedway Motorsports, Inc.,
              6.75%, 6/1/13 (b)............         780
                                             ----------
                                                  2,193
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Multimedia (0.2%):
$    375    AOL Time Warner, Inc., 8.18%,
              8/15/07......................  $      440
     750    AOL Time Warner, Inc., 10.15%,
              5/1/12.......................       1,028
   1,000    AOL Time Warner, Inc., 9.15%,
              2/1/23.......................       1,268
     470    AOL Time Warner, Inc., 7.70%,
              5/1/32.......................         551
                                             ----------
                                                  3,287
                                             ----------
Nitrogenous Fertilizers (0.1%):
     735    Monsanto Co., 7.38%, 8/15/12...         878
                                             ----------
Nonferrous Metals & Minerals (0.1%):
     750    Ball Corp., 7.75%, 8/1/06......         825
     745    Better Minerals & Aggregates,
              13.00%, 9/15/09..............         499
     500    Oglebay Norton Co., 10.00%,
              2/1/09.......................         218
                                             ----------
                                                  1,542
                                             ----------
Oil & Gas (0.7%):
   2,900    Amerada Hess Corp., 7.30%,
              8/15/31......................       3,363
     470    Baytex Energy Ltd., 10.50%,
              2/15/11......................         578
     500    Chesapeake Energy Corp., 7.50%,
              9/15/13 (b)..................         534
     500    Citgo Petroleum Corp., 11.38%,
              2/1/11 (b)...................         560
     750    Forest Oil Corp., 8.00%,
              6/15/08......................         806
     500    Premcor Refining Group, Inc.,
              9.50%, 2/1/13 (b)............         555
     250    Premcor Refining Group, Inc.,
              7.50%, 6/15/15 (b)...........         248
   1,500    Pride International, Inc.,
              9.38%, 5/1/07................       1,556
     500    Semco Energy, Inc., 7.13%,
              5/15/08 (b)..................         525
     500    Western Resources, Inc., 7.88%,
              5/1/07.......................         561
                                             ----------
                                                  9,286
                                             ----------
Oil & Gas Exploration Production & Services (0.2%):
     500    Grant Prideco Group, 9.00%,
              12/15/09.....................         558
     825    Ultramar Diamond Shamrock,
              6.75%, 10/15/37..............         874
   1,349    USX Corp., 6.65%, 2/1/06.......       1,501
                                             ----------
                                                  2,933
                                             ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 108

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Publishing (0.1%):
$  1,000    Garden State Newspapers, 8.63%,
              7/1/11, Callable 7/1/04 @
              104.31.......................  $    1,048
     530    Phoenix Color Corp., 10.38%,
              2/1/09.......................         506
                                             ----------
                                                  1,554
                                             ----------
Railroads (0.1%):
     999    Burlington Northern, Series
              00-2, 7.91%, 1/15/20.........       1,176
     280    Canadian Pacific Railway,
              9.45%, 8/1/21................         405
                                             ----------
                                                  1,581
                                             ----------
Real Estate (0.1%):
     750    EOP Operating LP, 7.25%,
              2/15/18......................         887
     750    Forest City Enterprises, Inc.,
              7.63%, 6/1/15, Callable on
              6/1/08 @ 103.813.............         790
                                             ----------
                                                  1,677
                                             ----------
Retailers (0.5%):
   1,173    7-ELEVEN, Inc., 5.00%,
              12/15/03.....................       1,172
   1,650    Albertsons, Inc, 6.95%,
              8/1/09.......................       1,904
     500    Aviall Inc., 7.63%,
              7/1/11 (b)...................         509
   1,000    Central Tractor, 10.63%,
              4/1/07 (c)...................           0
     250    Gap Inc., 6.90%, 9/15/07.......         271
     455    Group 1 Automotive, Inc.,
              10.88%, 3/1/09...............         503
     500    Michaels Stores, Inc., 9.25%,
              7/1/09, Callable 7/1/05 @
              104.63.......................         563
     500    Moore North American Finance,
              7.88%, 1/15/11 (b)...........         524
     500    Sears Roebuck Acceptance Corp.,
              6.88%, 10/15/17..............         571
   1,000    Service Corp. International,
              6.88%, 10/1/07...............         995
                                             ----------
                                                  7,012
                                             ----------
Steel (0.1%):
     500    AK Steel Corp., 7.88%,
              2/15/09......................         428
     500    U.S. Steel Corp., 9.75%,
              5/15/10......................         510
                                             ----------
                                                    938
                                             ----------
Surface Transport (0.0%):
     500    CP Ships Ltd., 10.38%,
              7/15/12......................         561
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications (2.6%):
$    530    Alaska Communications Systems
              Group, Inc., 9.38%, 5/15/09..  $      533
   8,500    Ameritech Capital Funding
              Corp., 5.95%, 1/15/38........       9,175
     240    AT&T Broadband Corp., 9.46%,
              11/15/22.....................         328
      15    AT&T Corp., 8.63%, 12/1/31.....          16
   1,000    AT&T Corp./Liberty Media Group,
              7.88%, 7/15/09...............       1,173
   1,250    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11................       1,479
   4,000    Bell Telephone Co.
              Pennsylvania, 8.35%,
              12/15/30.....................       5,397
     100    Bellsouth Corp., 6.88%,
              10/15/31.....................         118
     600    Cox Communications, Inc.,
              6.88%, 6/15/05...............         655
     500    Crown Castle International
              Corp., 9.38%, 8/1/11,
              Callable 8/1/06 @ 104.69.....         523
     751    Exodus Communications, Inc.,
              10.75%, 12/15/09 (c).........          11
   1,000    France Telecom, 9.25%, 3/1/11..       1,261
   1,000    Global Crossing Holding Ltd.,
              9.13%, 11/15/06 (c)..........          48
     526    Level 3 Communications Corp.,
              11.25%, 3/15/10..............         500
     500    Mastec, Inc., 7.75%, 2/1/08....         453
     400    MCI Communications Corp.,
              8.25%, 1/20/23 (c)...........         307
   1,000    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09 (c).........          64
     500    New York Telephone Co., 6.13%,
              1/15/10......................         554
   1,165    Nynex Corp., 9.55%, 5/1/10.....       1,428
   1,000    Rural Cellular Corp., Series B,
              9.63%, 5/15/08...............         890
   1,600    Sprint Capital Corp., 6.00%,
              1/15/07......................       1,721
     370    Sprint Capital Corp., 8.38%,
              3/15/12......................         444
     100    Sprint Capital Corp., 8.75%,
              3/15/32......................         120
   1,500    TCI Communications, Inc.,
              9.80%, 2/1/12................       1,989
   1,250    Telus Corp., 8.00%, 6/1/11.....       1,450
     270    United Telephones of Florida,
              Series HH, 8.38%, 1/15/25....         343

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$    400    Verizon Communications, 7.90%,
              2/1/27, Callable 2/1/07 @
              103.95.......................  $      456
   1,500    Verizon New York, Inc., 6.88%,
              4/1/12.......................       1,769
   4,150    WorldCom, Inc., 7.38%,
              1/15/06 (b)(c)...............       1,235
     750    WorldCom, Inc., 6.95%,
              8/15/28 (c)..................         223
   1,250    WorldCom, Inc., 8.25%,
              5/15/31 (c)..................         372
                                             ----------
                                                 35,035
                                             ----------
Transportation & Shipping (0.2%):
     500    Burlington North Santa Fe,
              7.13%, 12/15/10..............         605
   1,000    Fedex Corp., 9.65%, 6/15/12....       1,366
     149    Regional Jet Equipment Trust,
              Series 00-1, 7.77%,
              9/5/04 (b)...................         102
                                             ----------
                                                  2,073
                                             ----------
Utilities (2.0%):
   1,000    AES Corp., 9.50%, 6/1/09.......       1,015
     200    Allete, Inc., 7.50%, 8/1/07,
              Callable 8/1/05 @ 100.00.....         218
   1,445    American Electric Power Co.,
              Series A, 6.13%, 5/15/06.....       1,585
     400    Appalachian Power Co., Series
              E, 4.80%, 6/15/05............         420
   1,500    Calpine Corp., 8.63%, 8/15/10..       1,133
     500    Centerpoint Energy, Inc.,
              7.88%, 4/1/13 (b)............         576
   1,000    Cleco Corp., 7.00%, 5/1/08.....       1,019
   1,000    CMS Energy Corp., 7.00%,
              1/15/05......................         989
     400    Dominion Resources, Inc.,
              6.25%, 6/30/12...............         454
     500    DPL, Inc., 8.25%, 3/1/07.......         567
   1,000    Edison Mission Energy, 10.00%,
              8/15/08......................         950
     500    Gulfterra Energy Partners,
              6.25%, 6/1/10 (b)............         501
     500    Gulfterra Energy Partners,
              10.63%, 12/1/12..............         580
     750    Mid American Energy Holdings,
              7.23%, 9/15/05...............         830
     500    Mirant Americas LLC, 8.30%,
              5/1/11 (c)...................         313

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
$    400    National Rural Utilities,
              7.25%, 3/1/12................  $      480
     500    Nevada Power Co., 10.88%,
              10/15/09.....................         563
   1,000    Northeast Utilities, 3.30%,
              6/1/08.......................       1,000
     500    Pacific Gas & Electric Co.,
              6.88%, 7/15/08 (b)...........         521
   4,600    Pennsylvania Electric Co.,
              Series C, 6.63%, 4/1/19......       5,065
     500    Plains All American Pipeline,
              7.75%, 10/15/12..............         563
     500    PSEG Energy Holdings, 7.75%,
              4/16/07 (b)..................         529
   1,400    PSEG Power, 7.75%, 4/15/11.....       1,673
   2,705    Ras Laffan Gas, 7.63%, 9/15/06
              (b)..........................       2,875
     500    Reliant Energy Resources,
              7.75%, 2/15/11...............         571
     250    Scottish Power PLC, 7.24%,
              8/16/23......................         298
   1,000    Teco Energy Inc., 10.50%,
              12/1/07......................       1,146
     250    Texas Utilities Corp., 7.88%,
              3/1/23, Callable 3/1/03 @
              103.84.......................         261
   1,000    Texas-New Mexico Power Co.,
              6.13%, 6/1/08 (b)............       1,006
                                             ----------
                                                 27,701
                                             ----------
Yankee & Eurodollar (1.6%):
   7,125    Bank of Scotland, 7.00%,
              11/29/49 (b).................       8,190
   3,000    Mobil Oil Canada, 5.00%,
              12/21/04.....................       3,153
   5,000    Scotland International Finance,
              8.80%, 1/27/04 (b)...........       5,208
   5,055    Societe Generale Estate L.L.C.,
              7.64%, 12/29/49 (b)..........       5,864
                                             ----------
                                                 22,415
                                             ----------
  Total Corporate Bonds                         449,258
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (32.6%):
Fannie Mae (8.8%):
      49    6.90%, 12/25/03, Series 93-70,
              Class D......................          49
     719    7.50%, 6/25/07, Series 92-78,
              Class H......................         765
   1,253    7.00%, 9/25/07, Series 92-179,
              Class H......................       1,302

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 110

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    490    6.50%, 5/25/08, Series 93-55,
              Class K......................  $      532
     780    6.50%, 6/25/08, Series 93-86,
              Class H......................         831
     142    3.15%, 9/25/08, Series 93-175,
              Class FE*....................         142
   1,252    6.50%, 9/25/08, Series 95-19,
              Class K......................       1,308
   3,000    6.50%, 9/25/08, Series 93-175,
              Class PG.....................       3,170
     589    6.00%, 12/25/08, Series 93-231,
              Class M......................         621
     336    6.50%, 3/25/09, Series 94-32,
              Class Z......................         349
     341    8.00%, 11/25/10, Series 93-17,
              Class C......................         366
   3,483    8.50%, 11/1/11, Pool #313650...       3,848
   2,097    7.50%, 2/1/12, Pool #693747....       2,246
   2,500    6.00%, 4/18/12, Series 97-31,
              Class EB.....................       2,742
     255    6.50%, 3/25/13, Series 93-140,
              Class H......................         267
   2,322    6.50%, 5/1/13, Pool #251700....       2,452
     869    6.50%, 12/25/13, Series 93-225,
              Class WE.....................         877
   4,350    6.00%, 1/1/14, Pool #440777....       4,553
   1,500    6.50%, 1/25/14, Series 94-1,
              Class L......................       1,673
   4,854    6.50%, 6/25/14, Series 98-59,
              Class VB.....................       4,894
   2,151    7.00%, 3/1/15, Pool #555187....       2,291
   2,000    5.00%, 11/25/15, Series 02-74,
              Class PD.....................       2,080
     200    12.50%, 1/1/16, Pool #303306...         235
   2,000    6.00%, 3/25/16, Series 01-5,
              Class OW.....................       2,136
   1,500    5.50%, 5/25/16, Series 02-61,
              Class PE.....................       1,574
      16    9.00%, 3/1/17, Pool #177563....          18
   3,000    5.50%, 4/25/17, Series 02-18,
              Class PC.....................       3,210
       2    7.50%, 6/1/17, Pool #294569....           3

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    102    9.30%, 5/25/18, Series 88-13,
              Class C......................  $      113
   1,000    6.50%, 6/25/18, Series 02-16,
              Class VD.....................       1,049
      15    9.00%, 1/1/19, Pool #70318.....          16
   1,527    9.35%, 10/25/19, Series 89-72,
              Class E......................       1,710
      49    11.50%, 12/25/19, Series 89-98,
              Class H......................          57
      91    8.80%, 1/25/20, Series 90-1,
              Class D......................         101
     438    7.00%, 2/25/20, Series 92-182,
              Class PZ.....................         441
      82    8.75%, 9/25/20, Series 90-110,
              Class H......................          90
      62    8.95%, 10/25/20, Series 90-117,
              Class E......................          69
   2,800    7.00%, 3/25/21, Series 01-4,
              Class PC.....................       3,102
     228    8.50%, 9/25/21, Series G-29,
              Class O......................         253
     658    8.00%, 10/25/21, Series 91-141,
              Class PZ.....................         717
   2,189    7.00%, 1/25/22, Series G92-15,
              Class Z......................       2,325
     371    7.75%, 3/25/22, Series 92-31,
              Class M......................         396
   1,630    6.00%, 5/25/22, Series 93-204,
              Class A......................       1,630
     160    7.00%, 6/25/22, Series G92-30,
              Class Z......................         173
     566    7.50%, 6/25/22, Series 92-101,
              Class J......................         602
     404    9.00%, 6/25/22, Series 92-79,
              Class Z......................         442
     932    6.00%, 8/25/22, Series 94-23,
              Class PE.....................         950
     421    0.00%, 10/25/22, Series G92-
              62, Class B, PO..............         393
   4,440    7.50%, 10/25/22, Series 92-188,
              Class PZ.....................       4,715
   1,172    7.50%, 10/25/22, Series 95-4,
              Class Z......................       1,275
     226    7.50%, 3/25/23, Series 93-23,
              Class PZ.....................         244
   1,638    6.50%, 4/25/23, Series 93-160,
              Class AJ.....................       1,745
     388    7.00%, 5/25/23, Series 93-60,
              Class Z......................         428

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    637    7.00%, 5/25/23, Series 93-56,
              Class PZ.....................  $      695
   2,000    0.00%, 6/25/23, Series 93-257,
              Class C, PO..................       1,872
   2,298    7.00%, 6/25/23, Series 93-79,
              Class PL.....................       2,468
     655    6.50%, 7/25/23, Series 96-59,
              Class K......................         697
   3,322    6.00%, 8/25/23, Series 94-23,
              Class PX.....................       3,509
   2,000    6.50%, 8/25/23, Series 94-28,
              Class K......................       2,105
   1,214    7.00%, 8/25/23, Series 93-149,
              Class M......................       1,320
   2,980    7.00%, 8/25/23, Series 93-141,
              Class Z......................       3,199
      88    0.00%, 9/25/23, Series 93-205,
              Class H, PO..................          83
   1,351    6.50%, 9/25/23, Series 93-160,
              Class ZA.....................       1,494
   3,205    6.50%, 11/25/23, Series 95-19,
              Class Z......................       3,369
     361    7.10%, 12/25/23, Series 93-255,
              Class E......................         367
     185    6.00%, 5/25/24, Series 99-1,
              Class PD.....................         185
      31    9.00%, 4/1/25, Pool # 250228...          34
   1,255    7.50%, 9/1/25, Pool #324179....       1,342
     626    8.50%, 12/1/25, Pool #313692...         685
      82    7.50%, 10/1/26, Pool #365997...          88
      49    7.50%, 3/1/27, Pool #250854....          52
   1,486    7.00%, 3/18/27, Series 97-11,
              Class E......................       1,557
   2,550    6.00%, 3/25/27, Series 98-63,
              Class PG.....................       2,610
     648    7.50%, 4/18/27, Series 97-27,
              Class J......................         696
   5,889    6.50%, 9/18/27, Series 97-63,
              Class ZA.....................       6,232
      72    7.00%, 3/1/28, Pool #251569....          76
   1,871    6.50%, 4/1/28, Pool #420165....       1,954
   1,420    5.50%, 12/1/28, Pool #455598...       1,473

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,637    5.50%, 7/1/29, Pool #517656....  $    1,701
   1,637    6.50%, 7/1/29, Pool #252570....       1,709
   3,204    6.50%, 7/1/29, Pool #517679....       3,345
   1,461    6.50%, 8/1/29, Pool #323866....       1,526
   1,558    8.00%, 9/18/29, Series 99-47,
              Class JZ.....................       1,826
   1,925    7.50%, 2/20/30, Series 00-8,
              Class Z......................       2,116
   2,000    5.75%, 6/25/33, Series 03-47,
              Class PE.....................       2,051
                                             ----------
                                                120,006
                                             ----------
Freddie Mac (16.8%):
       4    7.25%, 1/1/05, Pool #184093....           4
     100    6.75%, 12/15/05, Series 1507,
              Class JC.....................         101
     317    7.00%, 9/15/07, Series 1457,
              Class PJ.....................         325
      14    8.50%, 1/1/08, Gold Pool
              #G10164......................          15
     196    8.00%, 2/1/08, Gold Pool
              #E47060......................         206
      31    8.75%, 4/1/08, Pool #160043....          34
   1,391    6.75%, 4/15/08, Series 1506,
              Class PH.....................       1,447
   3,540    6.50%, 6/15/08, Series 1538,
              Class J......................       3,887
      39    8.00%, 8/1/08, Pool #180531....          42
     560    6.50%, 8/15/08, Series 1561,
              Class J......................         614
      26    8.25%, 9/1/08, Pool #186743....          27
   1,559    6.50%, 9/15/08, Series 1587,
              Class H......................       1,625
   3,120    6.50%, 12/15/08, Series 1796,
              Class B......................       3,285
   1,091    6.00%, 1/15/09, Series 1667,
              Class B......................       1,174
   3,713    6.00%, 3/15/09, Series 1693,
              Class Z......................       3,758
     243    6.50%, 3/15/09, Series 1701,
              Class C......................         243
     849    7.00%, 6/1/09, Gold Pool
              #E00313......................         903

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 112

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     41    10.25%, 6/1/09, Pool #160081...  $       45
      46    8.00%, 8/1/09, Pool #256159....          47
     219    8.00%, 2/1/10, Pool #180084....         235
     469    9.00%, 2/1/10, Gold Pool
              #E82421......................         497
       3    14.75%, 3/1/10, Pool #170027...           4
     498    8.50%, 6/1/10, Gold Pool
              #G10505......................         541
   1,085    7.50%, 9/1/10, Gold Pool
              #E62448......................       1,158
       2    14.50%, 12/1/10, Pool
              #170040......................           3
       2    13.50%, 1/1/11, Pool #170042...           3
       1    14.50%, 3/1/11, Pool #170046...           1
       7    15.00%, 3/1/11, Pool #170045...           8
   1,174    7.00%, 5/1/11, Gold Pool
              #E00434......................       1,248
   1,005    7.50%, 5/1/11, Gold Pool
              #E00438......................       1,073
   1,208    7.00%, 6/1/11, Gold Pool
              #E64220......................       1,285
       7    14.50%, 12/1/11, Pool
              #181072......................           9
     281    9.25%, 5/1/12, Pool #251452....         303
       0    13.50%, 10/1/12, Pool
              #183150......................           0
     559    7.00%, 2/15/13, Series 1942,
              Class VD.....................         561
   5,000    6.50%, 5/15/13, Series 2055,
              Class OE.....................       5,361
     115    6.50%, 8/15/13, Series 1556,
              Class H......................         127
   1,034    7.00%, 10/15/13, Series 1595,
              Class D......................       1,116
      17    12.50%, 1/1/14, Pool #304168...          19
       2    13.00%, 6/1/14, Pool #170096...           2
  10,545    6.50%, 7/1/14, Gold Pool
              #E00721......................      11,086
   2,600    6.00%, 7/15/15, Series 2353,
              Class TC.....................       2,682


 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     50    12.00%, 8/1/15, Pool #170269...  $       57
  15,450    6.50%, 12/15/15, Series 2054,
              Class VB.....................      15,652
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ.....................       3,233
      21    7.50%, 11/1/16, Pool #280421...          23
   4,000    6.00%, 12/15/16, Series 2394,
              Class MC.....................       4,269
      15    7.50%, 2/1/17, Pool #285128....          16
   1,956    6.00%, 2/15/17, Series 2108,
              Class VB.....................       1,989
       2    7.50%, 3/1/17, Pool #290818....           2
      59    12.00%, 7/1/19, Pool #555238...          67
     304    9.50%, 7/15/19, Series 11,
              Class D......................         308
     554    7.50%, 10/1/19, Gold Pool
              #G00016......................         592
     137    9.50%, 5/15/20, Series 38,
              Class D......................         137
     143    9.20%, 10/15/20, Series 84,
              Class F......................         143
      81    8.13%, 11/15/20, Series 81,
              Class A......................          81
     101    9.10%, 1/15/21, Series 109,
              Class I......................         101
   5,000    7.00%, 1/17/21, Series 2190,
              Class PU.....................       5,116
     345    6.00%, 4/15/21, Series 2091,
              Class PD.....................         345
      44    6.50%, 12/15/21, Series 1552,
              Class GB.....................          44
     490    7.50%, 3/15/22, Series 1459,
              Class L......................         492
     781    8.00%, 4/15/22, Series 1254,
              Class N......................         815
     300    7.00%, 6/15/22, Series 1418,
              Class Z......................         301
   1,637    8.00%, 6/15/22, Series 1316,
              Class Z......................       1,720
     439    7.50%, 8/15/22, Series 1343,
              Class LB.....................         462
      56    7.50%, 8/15/22, Series 1721,
              Class G......................          56
      36    8.50%, 9/15/22, Series 198,
              Class Z......................          38

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    255    7.00%, 10/15/22, Series 1547,
              Class PK.....................  $      259
     733    6.50%, 11/15/22, Series 1552,
              Class HB.....................         748
   1,700    6.75%, 11/15/22, Series 1552,
              Class H......................       1,737
   1,180    6.50%, 2/15/23, Series 1614,
              Class P......................       1,183
   2,149    8.00%, 2/15/23, Series 201,
              Class Z......................       2,245
     802    6.00%, 5/15/23, Series 1630,
              Class PJ.....................         839
  11,864    6.00%, 6/15/23, Series 1637,
              Class G......................      12,354
   1,000    7.00%, 7/15/23, Series 1543,
              Class VN.....................       1,096
     353    10.00%, 8/15/23, Series 1611,
              Class JC, IF*................         386
     875    6.50%, 9/15/23, Series 1577,
              Class PV.....................         891
   1,500    7.00%, 9/25/23, Series 29,
              Class J......................       1,618
     357    6.50%, 11/15/23, Series 1617,
              Class D......................         358
   4,332    6.25%, 11/25/23, Series 24,
              Class J......................       4,666
     505    6.50%, 11/25/23, Series 23,
              Class KZ.....................         548
   3,045    6.50%, 12/15/23, Series 1628,
              Class LZ.....................       3,309
   2,699    6.50%, 1/1/24, Gold Pool
              #C80091......................       2,825
   1,096    10.00%, 2/15/24, Series 1671,
              Class QC, IF*................       1,124
     716    8.00%, 4/25/24, Series 31,
              Class Z......................         765
     136    7.50%, 6/1/24, Gold Pool
              #C80161......................         146
   2,361    7.00%, 9/1/24, Gold Pool
              #G00271......................       2,487
     559    7.50%, 10/1/24, Gold Pool
              #C80245......................         599
   1,578    7.00%, 11/1/24, Gold Pool
              #G00278......................       1,663
     661    6.00%, 4/15/25, Series 2151,
              Class JM.....................         664
   1,479    6.00%, 10/15/25, Series 2093,
              Class G......................       1,488
   2,340    6.50%, 9/15/26, Series 2067,
              Class PD.....................       2,367

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  3,066    6.25%, 10/15/26, Series 2082,
              Class PG.....................  $    3,105
   1,776    6.25%, 12/15/26, Series 2075,
              Class QG.....................       1,799
      46    7.50%, 2/1/27, Gold Pool
              #C00496......................          48
      19    7.50%, 2/1/27, Gold Pool
              #D78499......................          20
  10,000    6.50%, 7/15/27, Series 2137,
              Class TG.....................      10,205
     850    7.00%, 8/1/27, Gold Pool
              #D81734......................         893
   1,375    8.00%, 8/1/27, Gold Pool
              #G00747......................       1,481
     710    6.50%, 10/15/27, Series 2154,
              Class PK.....................         728
   3,000    6.00%, 11/15/27, Series 2132,
              Class PD.....................       3,080
   8,000    6.00%, 12/15/27, Series 2123,
              Class PE.....................       8,208
   4,900    6.25%, 1/15/28, Series 2122,
              Class QR.....................       5,200
     823    6.50%, 1/15/28, Series 2022,
              Class PE.....................         871
   1,780    6.50%, 1/15/28, Series 2036,
              Class PG.....................       1,958
   6,957    6.50%, 1/15/28, Series 2137,
              Class TM.....................       7,100
      88    7.00%, 2/1/28, Gold Pool
              #D86005......................          93
   2,000    6.00%, 4/15/28, Series 2161,
              Class PG.....................       2,060
   1,652    7.00%, 10/15/28, Series 2089,
              Class PJ, IO.................         166
  10,000    6.00%, 11/15/28, Series 2091,
              Class PG.....................      10,550
   2,994    6.00%, 2/1/29, Gold Pool
              #C21930......................       3,109
   1,554    6.50%, 6/1/29, Gold Pool
              #C00785......................       1,619
     792    7.00%, 8/1/29, Gold Pool
              #C30263......................         831
      92    7.50%, 11/1/29, Gold Pool
              #C32536......................          98
   2,000    8.00%, 11/15/29, Series 2201,
              Class C......................       2,209
      17    8.00%, 3/1/30, Gold Pool
              #C37157......................          18
      15    7.50%, 10/1/30, Gold Pool
              #C44034......................          16

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 114

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  2,197    7.50%, 10/15/30, Series 2261,
              Class ZY.....................  $    2,355
      34    7.50%, 11/1/30, Gold Pool
              #C44373......................          37
     455    6.00%, 4/15/31, Series 2310,
              Class Z......................         486
   8,000    6.50%, 6/15/31, Series 2330,
              Class PE.....................       8,500
   5,608    6.50%, 8/15/31, Series 2454,
              Class BG.....................       5,935
     300    6.25%, 2/15/32, Series 2410,
              Class QB.....................         322
   1,000    6.50%, 3/15/32, Series 2430,
              Class WF.....................       1,076
   1,500    6.50%, 5/15/32, Series 2455,
              Class GK.....................       1,623
   2,000    6.50%, 6/15/32, Series 2466,
              Class DH.....................       2,150
  10,000    6.50%, 6/15/32, Series 2457,
              Class PE.....................      10,801
   2,000    6.00%, 12/15/32, Series 2543,
              Class YX.....................       2,128
   1,878    6.50%, 2/25/43, Series T-54,
              Class 2A.....................       2,020
                                             ----------
                                                230,426
                                             ----------
Government National Mortgage Assoc. (4.4%):
       5    8.00%, 5/15/04, Pool #2597.....           5
      72    7.50%, 6/15/07, Pool #17109....          75
       7    8.00%, 10/15/07, Pool #20471...           7
      23    8.00%, 10/15/07, Pool #19860...          25
      11    8.00%, 11/15/07, Pool #21064...          12
      12    8.00%, 1/15/08, Pool #21259....          13
      30    8.00%, 5/15/08, Pool #23139....          32
       5    13.00%, 1/15/15, Pool
              #121789......................           6
      28    9.00%, 4/15/16, Pool #159851...          32
      31    9.00%, 9/15/16, Pool #179836...          35
      20    9.00%, 9/15/16, Pool #164740...          22
       8    9.00%, 10/15/16, Pool
              #170831......................           9

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$      9    9.00%, 11/15/16, Pool
              #193234......................   $      10

     113    9.00%, 12/15/16, Pool
              #190923......................         126
      13    9.00%, 12/15/16, Pool
              #183237......................          15
      11    9.00%, 12/15/16, Pool
              #151253......................          12
      14    9.00%, 1/15/17, Pool #180482...          15
       3    9.00%, 5/15/17, Pool #203439...           4
      14    9.00%, 7/15/18, Pool #216264...          15
      64    9.00%, 3/15/20, Pool #160559...          71
      21    10.00%, 11/15/20, Pool
              #299559......................          24
     135    7.25%, 7/15/21, Pool #310456...         144
      29    9.00%, 7/15/21, Pool #313183...          33
     337    7.25%, 9/15/21, Pool #313389...         360
     194    7.25%, 10/15/21, Pool
              #309750......................         207
       7    9.00%, 11/15/21, Pool
              #218409......................           8
     170    7.25%, 1/15/22, Pool #314497...         182
     174    9.00%, 1/15/22, Pool #316247...         194
   7,700    6.50%, 7/20/22, Series 02-40,
              Class VD.....................       8,067
     482    7.50%, 10/15/22, Pool
              #297656......................         516
      92    7.00%, 1/15/23, Pool #339885...          97
     219    7.00%, 2/15/24, Pool #376855...         233
      31    7.00%, 4/15/24, Pool #380930...          33
     302    7.00%, 4/15/24, Pool #359713...         321
      26    7.00%, 4/15/24, Pool #389850...          27
     455    9.00%, 11/15/24, Pool
              #780029......................         508
     176    9.00%, 1/15/25, Pool #369632...         195

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    114    7.50%, 8/20/25, Pool #2056.....  $      121
      84    8.50%, 11/15/25, Pool
              #405529......................          92
   1,013    7.50%, 7/15/26, Pool #430999...       1,081
      80    8.00%, 8/20/26, Pool #2270.....          86
      72    8.00%, 9/20/26, Pool #2285.....          77
     728    6.38%, 11/20/26, Series 98-14,
              Class PG.....................         740
     217    7.00%, 12/15/26, Pool
              #780481......................         230
      41    7.50%, 2/15/27, Pool #442422...          43
      49    7.75%, 2/15/27, Pool #438633...          52
      70    8.00%, 2/20/27, Pool #2379.....          75
      50    8.00%, 3/20/27, Pool #2397.....          53
   1,500    7.50%, 5/16/27, Series 97-8,
              Class PN.....................       1,608
   1,683    9.00%, 5/16/27, Series 97-7,
              Class ZA.....................       1,830
     478    8.00%, 6/20/27, Pool #2445.....         512
   1,159    7.50%, 7/20/27, Pool #2457.....       1,226
      90    7.00%, 11/15/27, Pool
              #460982......................          95
     105    7.25%, 1/15/28, Pool #427295...         111
     334    8.00%, 1/20/28, Pool #2538.....         358
   3,037    6.50%, 2/15/28, Pool #460759...       3,195
     172    7.00%, 2/15/28, Pool #408006...         182
     244    7.00%, 4/15/28, Pool #360750...         258
      46    8.00%, 4/20/28, Pool #2581.....          49
      51    8.00%, 6/20/28, Pool #2606.....          55
     174    8.00%, 7/20/28, Pool #2619.....         187

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    253    8.00%, 8/20/28, Pool #2633.....  $      271
   4,921    6.00%, 11/15/28, Pool
              #486678......................       5,168
     222    6.50%, 2/20/29, Pool #2714.....         233
   2,155    6.50%, 6/15/29, Pool #472969...       2,266
     162    7.50%, 9/15/29, Pool #511482...         173
   2,594    6.50%, 10/15/29, Pool
              #781118......................       2,728
     375    9.35%, 11/16/29, Series 99-43,
              Class TA, IF*................         417
   6,610    8.00%, 12/20/29, Series 99-44,
              Class ZG.....................       7,135
   3,355    8.00%, 1/16/30, Series 00-1,
              Class PK.....................       3,775
   4,502    8.00%, 6/20/30, Series 00-9,
              Class Z......................       4,797
   3,092    7.75%, 9/20/30, Series 00-26,
              Class Z......................       3,347
   2,762    7.00%, 1/20/32, Series 02-4,
              Class TD.....................       3,019
   3,000    6.50%, 6/20/32, Series 02-45,
              Class QE.....................       3,250
     150    6.00%, 7/16/32, Series 02-47,
              Class HM.....................         159
                                             ----------
                                                 60,744
                                             ----------
Resolution Funding Corporation STRIPS (2.6%):
  65,000    10/15/19.......................      29,099
   5,000    10/15/19.......................       2,227
  10,000    4/15/19........................       4,606
                                             ----------
                                                 35,932
                                             ----------
  Total U.S. Government Agency Mortgages        447,108
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.6%):
Fannie Mae (0.2%):
     455    6.25%, 2/1/11..................         526
   2,000    8.20%, 3/10/16.................       2,794
                                             ----------
                                                  3,320
                                             ----------
Federal Home Loan Bank (0.1%):
   1,500    5.09%, 10/7/08, Series LZ08....       1,673
                                             ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 116

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Other U.S. Agencies (0.3%):
$  1,610    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20.......................  $    1,632
   1,727    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22......................       1,750
                                             ----------
                                                  3,382
                                             ----------
  Total U.S. Government Agency Securities         8,375
                                             ----------
U.S. TREASURY OBLIGATIONS (19.2%):
U.S. Treasury Bonds (18.3%):
  37,130    10.75%, 8/15/05................      44,433
  41,595    12.75%, 11/15/10...............      52,418
   6,385    10.38%, 11/15/12...............       8,507
   1,500    7.50%, 11/15/16................       2,037
  10,925    8.88%, 8/15/17.................      16,531
  15,125    9.13%, 5/15/18.................      23,461
  14,000    9.00%, 11/15/18................      21,619
   5,000    8.13%, 8/15/19.................       7,233
   6,000    8.75%, 5/15/20.................       9,181
  12,685    8.13%, 5/15/21.................      18,529
  12,300    8.13%, 8/15/21.................      17,990
   7,125    8.00%, 11/15/21................      10,324
  13,600    7.13%, 2/15/23.................      18,229
                                             ----------
                                                250,492
                                             ----------
U.S. Treasury Inflation Protected Bonds (0.5%):
   3,016    3.38%, 1/15/07.................       3,313
   2,000    3.88%, 1/15/09.................       2,568
   1,000    3.63%, 4/15/28.................       1,386
                                             ----------
                                                  7,267
                                             ----------
U.S. Treasury Notes (0.3%):
   3,500    5.50%, 5/15/09.................       4,032
                                             ----------
U.S. Treasury STRIPS (0.1%):
     308    5/15/13........................         211
   1,040    5/15/18........................         526
                                             ----------
                                                    737
                                             ----------
  Total U.S. Treasury Obligations               262,528
                                             ----------
MUNICIPAL BONDS (0.2%):
Illinois (0.2%):
   3,460    GO, 5.10%, 6/1/33..............       3,402
                                             ----------
  Total Municipal Bonds                           3,402
                                             ----------
COMMON STOCKS (0.0%):
Cellular & Wireless Telecommunications (0.0%):
       1    Arch Wireless (d)..............           6
                                             ----------
Clothing/Textiles (0.0%):
       8    Polymer Group, Inc. (d)........          55
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Telecommunications (0.0%):
       8    Wiltel Communications, Inc.
              (d)..........................  $      115
       1    XO Communications, Inc. (d)....           7
                                             ----------
                                                    122
                                             ----------
  Total Common Stocks                               183
                                             ----------
PREFERRED STOCKS (0.0%):
Cable Television (0.0%):
       0    Classic Communications, Inc.,
              11.00% PIK...................         125
                                             ----------
Telecommunications (0.0%):
      10    Broadwing Communications,
              12.50% (d)...................         172
       3    McleodUSA, Inc., 2.50% (d).....          25
                                             ----------
                                                    197
                                             ----------
  Total Preferred Stocks                            322
                                             ----------
WARRANTS (0.0%):
Automotive (0.0%):
       1    Hayes Lemmerz International,
              Inc. ........................           0
                                             ----------
Telecommunications (0.0%):
       8    McleodUSA, Inc. ...............           3
       2    XO Communications, Inc., Series
              A............................           6
       2    XO Communications, Inc., Series
              B............................           2
       2    XO Communications, Inc., Series
              C............................           1
                                             ----------
                                                     12
                                             ----------
  Total Warrants                                     12
                                             ----------
INVESTMENT COMPANIES (4.0%):
  54,953    One Group Prime Money Market
              Fund, Class I (e)............      54,953
                                             ----------
  Total Investment Companies                     54,953
                                             ----------
REPURCHASE AGREEMENT (3.0%):
$ 41,719    State Street Bank and Trust,
              0.65%, 7/1/03 (Proceeds at
              maturity $41,720,
              collateralized by various
              U.S. Government
              securities)..................      41,719
                                             ----------
  Total Repurchase Agreement                     41,719
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (17.6%):
 240,593    Pool of various securities for
              One Group Bond
              Funds -- footnote 2
              (Securities Lending).........     240,593
                                             ----------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending           240,593
                                             ----------
Total (Cost $1,528,814) (a)                  $1,605,511
                                             ==========

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

------------
Percentages indicated are based on net assets of $1,370,851.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $110,532
                   Unrealized depreciation......................   (33,835)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 76,697
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempts from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Non-income producing security.

(e) Investment in affiliate.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 118

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES (0.2%):
 $ 1,921    Merrill Lynch, Inc., Series
              144-S, 7.43%, 7/25/24.........  $    1,947
                                              ----------
  Total Asset Backed Securities                    1,947
                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (10.8%):
     470    ABN AMRO Mortgage Corp., Series
              99-6, Class A7, 7.00%,
              9/25/29.......................         472
     370    Chase Mortgage Finance Corp.,
              Series 93-L, Class 2A10,
              6.50%, 10/25/24...............         370
     637    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z, 6.75%,
              2/25/25.......................         640
     442    Chase Mortgage Finance Corp.,
              Series 00-S8, Class A6, 7.75%,
              11/25/30......................         442
      22    Citicorp Mortgage Securities,
              Inc., Series 94-6, Class A3,
              5.75%, 3/25/09................          23
     431    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25................         434
     552    Citicorp Mortgage Securities,
              Inc., Series 01-5, Class APO,
              0.00%, 4/25/31, PO............         547
   2,500    Countrywide Alternative Loan
              Trust, Series 01-6, Class 2A4,
              7.00%, 7/25/31................       2,572
   2,000    Countrywide Alternative Loan
              Trust, Series 01-7, Class A14,
              7.00%, 8/25/31................       2,052
   3,324    Countrywide Alternative Loan
              Trust, Series 01-12, Class A6,
              6.50%, 1/25/32................       3,406
   5,000    Countrywide Alternative Loan
              Trust, Series 02-2, Class A12,
              6.75%, 4/25/32................       5,177
   2,000    Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32................       2,101
     968    Countrywide Funding Corp.,
              Series 93-11, Class A14,
              11.07%, 2/25/09, IF*..........         975
     478    Countrywide Funding Corp.,
              Series 94-4, Class A12, 6.95%,
              4/25/24.......................         477
   7,894    Countrywide Home Loans, Inc.,
              Series 03-J2, Class A17,
              6.37%, 4/25/33, IF, IO*.......         663

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   514    DLJ Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 9.75%,
              5/28/28, IF* (b)..............  $      515
      33    GE Capital Mortgage Services,
              Inc., Series 93-17, Class A14,
              6.50%, 12/25/23...............          33
   2,102    Impac Secured Assets Common
              Owner Trust, Series 00-1,
              Class A8, 8.15%, 4/25/30......       2,156
   1,079    Kidder Peabody Mortgage Assets
              Trust, Series B, Class A1,
              0.00%, 4/22/18, PO............         992
     361    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D,
              9.95%, 2/1/19.................         363
   4,500    Master Asset Securitization
              Trust, Series 02-3, Class
              2A16, 6.50%, 7/25/32..........       4,709
   4,000    Master Asset Securitization
              Trust, Series 02-4, Class A19,
              6.50%, 8/25/32................       4,173
      23    Merrill Lynch Trust, Series 7,
              Class B, 0.00%, 4/20/18, PO...          23
     984    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20......       1,070
       0    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 3510.80%,
              4/20/21, HB, IF*..............          82
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 3510.80%,
              7/20/21, HB, IF*..............         103
      43    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21, PO..................          38
      15    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO..................          15
   3,269    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A5, 7.00%,
              4/25/33.......................       3,378
   3,993    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A1, 5.50%,
              5/25/33.......................       4,094
   5,744    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A2, 6.00%,
              5/25/33.......................       5,907
   4,000    Norwest Integrated Structured
              Assets, Inc., Series 00-1,
              Class 1A4, 7.50%, 3/25/30.....       4,120
     905    PNC Mortgage Securities Corp.,
              Series 93-12, Class S3,
              10.00%, 12/25/23, IF*.........         920

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,785    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08.....  $    1,784
      93    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF*...........................          93
     854    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A25, 3.46%, 1/25/24.....         856
   1,895    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A28, 12.87%, 1/25/24,
              IF*...........................       1,944
     282    Prudential Home Mortgage
              Securities, Series 93-63,
              Class A11, 13.07%, 1/25/24,
              IF*...........................         283
   6,845    Prudential Home Mortgage
              Securities, Series 94-6, Class
              A9, 6.50%, 2/25/24............       6,965
     659    Prudential Home Mortgage
              Securities, Series 94-3, Class
              A20, 12.77%, 2/25/24, IF*.....         667
   2,016    Residential Accredit Loans,
              Inc., Series 02-QS16, Class
              A3, 14.46%, 10/25/17, IF*.....       2,259
   5,673    Residential Accredit Loans,
              Inc., Series 03-QS3, Class A8,
              6.28%, 2/25/18, IF, IO*.......         706
   4,640    Residential Accredit Loans,
              Inc., Series 03-QS3, Class A2,
              13.60%, 2/25/18, IF*..........       5,177
   3,000    Residential Accredit Loans,
              Inc., 5.00%, 6/25/18, Series
              03-QS12, Class A5, IO.........         373
     586    Residential Accredit Loans,
              Inc., Series 97-QS9, Class A8,
              7.25%, 9/25/27................         591
   2,000    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              A4, 7.75%, 12/25/30...........       2,042
     956    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              NB4, 7.75%, 12/25/30..........         970
   1,561    Residential Accredit Loans,
              Inc., Series 01-QS14, Class
              A4A, 6.52%, 10/25/31,
              IF*,IO........................          43
   4,747    Residential Accredit Loans,
              Inc., Series 02-QS6, Class
              A10, 6.50%, 5/25/32...........       4,857
   4,000    Residential Asset Mortgage
              Products, Inc., Series 01-RS3,
              Class AI4, 6.29%, 10/25/31....       4,144

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 2,000    Residential Asset Securitization
              Trust, Series 00-A7, Class A3,
              8.00%, 11/25/30...............  $    2,075
     158    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S4, Class A5, 7.00%,
              3/25/12.......................         158
   1,249    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S17, Class A1, 6.50%,
              7/25/14.......................       1,277
     164    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S47, Class A12, 8.75%,
              12/25/23......................         165
     452    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S47, Class A16, 21.81%,
              12/25/23, IF*.................         460
     290    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S17, Class A5, 7.00%,
              11/25/27......................         289
       6    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S26, Class A4, 14.33%,
              11/25/28, IF*.................           6
     688    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S10, Class A8, 7.75%,
              8/25/30.......................         688
     459    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S13, Class A6, 7.75%,
              10/25/30......................         459
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series
              02-S10, Class A8, 6.50%,
              7/25/32.......................       1,027
   3,000    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S14, Class A4, 0.00%,
              8/25/33, PO...................       2,700
     277    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30.......................         291
   2,688    Structured Asset Securities
              Corp., Series 01-1, Class 1A8,
              6.85%, 2/25/31................       2,729
   2,292    Vendee Mortgage Trust, Series
              94-2, Class 3ZA, 6.50%,
              2/15/20.......................       2,390
   4,150    Vendee Mortgage Trust, Series
              03-1, Class B, 5.75%,
              12/15/20......................       4,337
   2,949    Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26.......................       3,287
   1,762    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26.......................       1,985
   3,211    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27.......................       3,649

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 120

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 3,000    Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27.......................  $    3,329
   5,000    Washington Mutual Mortgage
              Securities Corp., Series 01-4,
              Class 1A4, 6.63%, 6/25/31.....       5,071
   1,215    Washington Mutual Mortgage
              Securities Corp., Series
              01-MS10, Class 4A2, 6.75%,
              9/25/31.......................       1,254
                                              ----------
  Total Collateralized Mortgage Obligations      124,422
                                              ----------
U.S. GOVERNMENT AGENCY MORTGAGES (80.7%):
Fannie Mae (30.0%):
       8    10.00%, 5/25/04, Series 89-26,
              Class D.......................           8
       0    758.75%, 1/25/06, Series 91-4,
              Class N, HB...................           3
       1    778.65%, 1/25/06, Series 91-4,
              Class H, HB...................           4
       1    908.75%, 3/25/06, Series 91-20,
              Class M, HB...................           5
       0    1008.30%, 4/25/06, Series 91-33,
              Class J, HB...................           2
       1    1088.00%, 6/25/06, Series 91-71,
              Class E, HB...................           5
       0    1182.80%, 9/25/06, Series
              91-133, Class L, HB...........           4
     500    7.00%, 9/25/07, Series 92-170,
              Class K.......................         547
     358    8.50%, 12/1/07, Pool #420646....         377
   1,560    7.00%, 1/25/08, Series 93-8,
              Class H.......................       1,655
   1,122    6.50%, 4/1/08, Pool #629154.....       1,184
      20    3.01%, 5/25/08, Series 93-63,
              Class FD*.....................          20
     189    3.11%, 5/25/08, Series 93-72,
              Class F*......................         190
     487    6.00%, 6/1/08, Pool #251827.....         511
     775    7.00%, 7/25/08, Series 93-131,
              Class Z.......................         813
     462    9.06%, 7/25/08, Series 93-238,
              Class SB, IF*.................         477
   1,189    0.00%, 9/25/08, Series 96-20,
              Class L, PO...................       1,158
     190    3.15%, 9/25/08, Series 93-175,
              Class FE*.....................         190
     358    13.74%, 9/25/08, Series 93-164,
              Class SA, IF*.................         420
     303    14.78%, 9/25/08, Series 93-175,
              Class SA, IF*.................         329

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,045    0.00%, 10/25/08, Series 96-24,
              Class B, PO...................  $    1,020
     144    3.11%, 10/25/08, Series 93-196,
              Class FA*.....................         145
     446    8.15%, 10/25/08, Series 93-192,
              Class SC, IF*.................         466
     144    9.25%, 10/25/08, Series 93-196,
              Class SB, IF*.................         149
   2,066    12.15%, 10/25/08, Series 93-94,
              Class S, IF*..................       2,319
     317    17.69%, 10/25/08, Series 93-196,
              Class SA, IF*.................         365
   1,304    12.83%, 12/25/08, Series 93-234,
              Class SC, IF*.................       1,478
     465    14.27%, 12/25/08, Series 93-233,
              Class SC, IF*.................         486
   2,159    16.20%, 2/25/09, Series 94-13,
              Class SK, IF*.................       2,354
   3,479    6.00%, 3/25/09, Series 94-34,
              Class DZ......................       3,711
     179    6.50%, 3/25/09, Series 95-13,
              Class B.......................         185
     736    6.50%, 4/1/09, Pool #190760.....         781
     944    6.50%, 4/1/09, Pool #190830.....       1,003
     123    9.00%, 2/1/10, Pool #303165.....         131
     147    7.00%, 4/25/10, Series 92-124,
              Class D.......................         147
   1,923    6.50%, 7/1/11, Pool #545431.....       2,037
   1,854    6.00%, 7/15/11, Series 2480,
              Class PV......................       1,987
   4,250    6.50%, 12/25/11, Series 01-12,
              Class VC......................       4,393
   3,529    5.50%, 6/1/12, Pool #254368.....       3,701
   1,852    8.00%, 11/1/12, Pool #535710....       1,991
   5,000    5.00%, 11/25/12, Series 03-16,
              Class PI, IO..................         350
   1,156    6.50%, 12/25/12, Series 02-37,
              Class VA......................       1,190
     910    6.50%, 12/25/12, Series 02-9,
              Class VE......................         953
   1,751    5.50%, 5/1/13, Pool #254774.....       1,835
   3,474    5.50%, 5/1/13, Pool #254827.....       3,640

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   410    10.25%, 7/15/13, Pool #100121...  $      471
     526    6.50%, 9/1/13, Pool #251982.....         555
      23    6.37%, 11/25/13, Series 93-220,
              Class SE, IF*.................          23
      28    20.38%, 11/25/13, Series 93-220,
              Class SD, IF*.................          29
     445    23.02%, 12/25/13, Series 93-225,
              Class SG, IF*.................         522
   2,493    6.00%, 2/1/14, Pool #190632.....       2,611
   2,000    6.00%, 9/25/14, Series 01-71,
              Class QC......................       2,042
     876    8.00%, 11/1/15, Pool #535852....         942
   3,000    5.00%, 11/25/15, Series 02-74,
              Class PD......................       3,121
   3,845    6.00%, 11/25/15, Series 01-59,
              Class VB......................       4,004
   2,000    6.00%, 11/25/15, Series 01-49,
              Class DQ......................       2,101
   2,000    6.50%, 11/25/15, Series 01-52,
              Class XN......................       2,133
   1,000    6.00%, 12/25/15, Series 01-78,
              Class VB......................       1,046
     227    12.50%, 1/1/16, Pool #303306....         267
   4,000    5.00%, 1/25/16, Series 02-74,
              Class LD......................       4,161
     573    9.00%, 2/1/16, Pool #573019.....         639
   2,000    6.00%, 3/25/16, Series 01-5,
              Class OW......................       2,136
   1,500    6.00%, 4/15/16, Series 2458,
              Class OD......................       1,574
   4,378    6.00%, 6/1/16, Pool #583745.....       4,571
     255    6.50%, 6/1/16, Pool #368930.....         270
   1,637    5.00%, 12/1/16, Pool #615017....       1,695
   1,976    7.00%, 12/1/16, Pool #742771....       2,103
   1,000    6.00%, 12/25/16, Series 01-74,
              Class MB......................       1,082
   4,000    6.00%, 12/25/16, Series 01-71,
              Class QE......................       4,269
   2,000    7.00%, 12/25/16, Series 01-61,
              Class VB......................       2,195

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  3,942    5.50%, 3/1/17, Pool #638411.....   $   4,104
   2,605    6.50%, 3/1/17, Pool #627139.....       2,749
   2,080    7.00%, 3/1/17, Pool #636917.....       2,213
   1,781    7.50%, 3/1/17, Pool #637095.....       1,906
     710    7.00%, 4/1/17, Pool #635028.....         755
      58    7.00%, 4/1/17, Pool #44699......          61
   4,000    5.50%, 4/25/17, Series 02-18,
              Class PC......................       4,281
   1,834    7.00%, 5/1/17, Pool #254353.....       1,952
   3,335    7.00%, 5/1/17, Pool #641191.....       3,549
   2,049    7.00%, 6/1/17, Pool #650505.....       2,180
      58    9.50%, 7/1/17, Series 59, Class
              2, IO.........................          11
   1,210    6.00%, 8/1/17, Pool #666358.....       1,264
   3,650    7.00%, 8/1/17, Pool #254454.....       3,883
   1,917    5.50%, 9/1/17, Pool #665775.....       1,997
   2,307    7.00%, 9/1/17, Pool #672400.....       2,455
     184    10.00%, 9/1/17, Series 23, Class
              2, IO.........................          41
   1,110    7.50%, 10/1/17, Pool #665498....       1,187
   1,595    6.00%, 11/1/17, Pool #668811....       1,666
   1,149    6.50%, 12/1/17, Pool #254608....       1,213
   2,399    8.00%, 1/25/18, Series 92-7,
              Class Q.......................       2,677
     698    9.25%, 4/25/18, Series 88-7,
              Class Z.......................         778
     239    9.00%, 5/1/18, Pool #426836.....         268
      49    0.00%, 5/25/18, Series 88-11,
              Class D, PO...................          44
   4,000    6.50%, 6/25/18, Series 02-16,
              Class VD......................       4,196
     589    9.85%, 11/1/18, Series 97-77,
              Class M.......................         667

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 122

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   423    10.50%, 11/1/18, Pool #550942...  $      487
      43    9.50%, 12/25/18, Series 88-29,
              Class B.......................          47
     270    3.65%, 3/1/19, Pool #116612*....         278
     207    11.00%, 4/1/19, Pool #550294....         241
     207    10.30%, 4/25/19, Series 89-19,
              Class A.......................         231
     110    10.45%, 4/25/19, Series 89-21,
              Class G.......................         125
     268    6.90%, 6/25/19, Series 89-27,
              Class Y.......................         287
     401    10.00%, 7/1/19, Pool #559204....         459
     256    8.00%, 10/25/19, Series 89-70,
              Class G.......................         280
     136    9.00%, 11/25/19, Series 89-89,
              Class H.......................         151
     143    9.40%, 11/25/19, Series 89-78,
              Class H.......................         160
     382    7.00%, 4/1/20, Pool #408002.....         404
     119    5.50%, 6/25/20, Series 90-60,
              Class K.......................         124
     130    11.00%, 8/20/20, Pool #100120...         152
     125    5.50%, 8/25/20, Series 90-93,
              Class G.......................         129
     533    6.50%, 8/25/20, Series 90-102,
              Class J.......................         564
       2    1118.04%, 8/25/20, Series 90-95,
              Class J, HB...................          47
      68    20.01%, 11/25/20, Series 90-134,
              Class SC, IF*.................          85
       5    652.15%, 12/25/20, Series
              90-140, Class K, HB...........          71
       1    908.50%, 2/25/21, Series 91-7,
              Class K, HB...................          10
     920    10.30%, 6/15/21, Pool #458063...       1,066
       1    1009.00%, 6/25/21, Series 91-60,
              Class PM, HB..................          28
   1,097    7.50%, 9/1/21, Pool #254002.....       1,174
   1,459    7.00%, 1/25/22, Series G92-15,
              Class Z.......................       1,550
   1,507    8.50%, 1/25/22, Series G92-7,
              Class JQ......................       1,669

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  2,000    6.50%, 2/25/22, Series 02-1,
              Class HC......................   $   2,115
     493    7.00%, 2/25/22, Series G92-14,
              Class Z.......................         536
     720    7.50%, 2/25/22, Series 92-38,
              Class Z.......................         758
     297    7.70%, 2/25/22, Series G92-12,
              Class B.......................         327
     976    2.86%, 3/25/22, Series 92-33,
              Class F*......................         994
     555    7.00%, 4/25/22, Series 93-41,
              Class D.......................         556
       1    706.40%, 5/25/22, Series G92-
              27, Class SQ, HB, IF*.........         170
   1,500    7.00%, 6/17/22, Series G94-13,
              Class J.......................       1,549
     610    5.50%, 6/25/22, Series 02-91,
              Class UH, IO..................          66
     377    7.50%, 6/25/22, Series 92-101,
              Class J.......................         401
     345    7.00%, 7/25/22, Series G92-42,
              Class Z.......................         372
  11,760    8.00%, 7/25/22, Series G92-44,
              Class ZQ......................      12,972
     287    6.50%, 8/25/22, Series 96-59,
              Class J.......................         299
   1,645    7.50%, 9/25/22, Series G92-54,
              Class ZQ......................       1,802
     421    0.00%, 10/25/22, Series G92-62,
              Class B, PO...................         393
   1,184    7.00%, 10/25/22, Series G92-61,
              Class Z.......................       1,272
   5,550    7.50%, 10/25/22, Series 92-188,
              Class PZ......................       5,892
     917    10.86%, 12/25/22, Series 93-225,
              Class VO, IF*.................         953
     340    0.00%, 2/25/23, Series 93-108,
              Class D, PO...................         316
     242    0.00%, 3/25/23, Series 93-247,
              Class CB, PO..................         240
     556    0.00%, 3/25/23, Series 98-28,
              Class ED, PO..................         552
   1,000    7.50%, 3/25/23, Series 93-31,
              Class K.......................       1,065
   1,200    6.00%, 4/25/23, Series G93-17,
              Class SI, IF*.................       1,245
     653    15.38%, 4/25/23, Series 93-62,
              Class SA, IF*.................         735
   3,000    15.53%, 4/25/23, Series 98-43,
              Class SA, IF*, IO.............       1,014

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   282    2.31%, 5/25/23, Series 93-97,
              Class FA*.....................  $      290
     300    6.50%, 5/25/23, Series 93-204,
              Class PE, IO..................          23
   3,517    0.00%, 6/25/23, Series 93-257,
              Class C, PO...................       3,293
     990    7.00%, 6/25/23, Series 93-102,
              Class M, IO...................          27
     250    6.25%, 7/1/23, Pool #130057.....         262
     318    2.01%, 8/25/23, Series 93-162,
              Class F*......................         329
   3,000    7.37%, 8/25/23, Series 96-14,
              Class SE, IF, IO*.............         606
     361    0.00%, 9/25/23, Series 93-228,
              Class G, PO...................         342
   2,030    7.00%, 9/25/23, Series 93-167,
              Class GA......................       2,169
     212    10.17%, 9/25/23, Series 93-165,
              Class SD, IF*.................         220
   1,000    2.66%, 10/25/23, Series 93-189,
              Class FB*.....................       1,021
   2,114    20.09%, 10/25/23, Series 93-179,
              Class SB, IF*.................       2,401
     219    1.66%, 12/25/23, Series 93-230,
              Class FA*.....................         220
   1,906    6.15%, 12/25/23, Series 95-10,
              Class C.......................       1,930
   3,881    7.00%, 12/25/23, Series 93-250,
              Class Z.......................       4,195
     149    14.76%, 12/25/23, Series 93-223,
              Class SE, IF*.................         150
     123    17.33%, 12/25/23, Series 93-223,
              Class SN, IF*.................         123
     223    17.52%, 12/25/23, Series 93-223,
              Class SA, IF*.................         227
     185    10.00%, 2/1/24, Pool #479469....         213
      67    0.00%, 2/25/24, Series 99-16,
              Class B, PO...................          66
     299    9.00%, 3/1/24, Series 265, Class
              2.............................         328
   1,000    6.50%, 3/25/24, Series 94-37,
              Class L.......................       1,089
     878    9.00%, 11/1/24, Pool #544983....         980
     585    8.50%, 1/25/25, Series 95-2,
              Class Z.......................         637
     727    9.00%, 10/1/25, Pool #547543....         809

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    222    9.00%, 11/1/25, Pool #561547....   $     247
   3,500    6.50%, 11/25/25, Series 02-36,
              Class PE......................       3,604
     159    5.50%, 12/18/25, Series 97-73,
              Class PH......................         159
      34    9.00%, 4/1/26, Pool #446278.....          38
     170    5.00%, 5/18/26, Series 97-85,
              Class D.......................         171
     760    9.00%, 7/1/26, Pool #414340.....         846
     131    7.50%, 8/18/26, Series 97-29,
              Class PL, IO..................           3
     818    9.00%, 9/1/26, Pool #562278.....         909
     311    9.00%, 1/1/27, Pool #568242.....         345
     621    0.00%, 2/1/27, Series 285, Class
              1, PO.........................         589
   2,359    8.50%, 2/17/27, Series G97-2,
              Class ZA......................       2,585
   1,225    8.00%, 3/1/27, Pool #689977.....       1,332
   1,724    1.84%, 3/25/27, Series 97-20,
              Class IO, IO..................         108
     648    7.50%, 4/18/27, Series 97-27,
              Class J.......................         696
   1,202    8.00%, 6/1/27, Pool #695533.....       1,305
     308    3.84%, 9/1/27, Pool #54844*.....         315
     680    7.00%, 12/18/27, Series 97-81,
              Class PL, IO..................          70
   1,500    6.00%, 3/25/28, Series 02-59,
              Class AC......................       1,597
   1,841    8.00%, 6/1/28, Pool #535183.....       2,001
     233    9.50%, 7/1/28, Pool #457268.....         259
   1,000    6.00%, 7/18/28, Series 98-36,
              Class J.......................       1,050
   3,264    7.00%, 10/1/28, Pool #252155....       3,468
   1,053    7.00%, 11/1/28, Pool #527285....       1,117
   1,056    6.00%, 12/1/28, Pool #455759....       1,100
   1,330    4.20%, 3/1/29, Pool #303532*....       1,364

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 124

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 7,199    6.50%, 3/1/29, Pool #252409.....  $    7,604
     241    19.93%, 6/25/29, Series 01-11,
              Class SX, IF*.................         249
   3,000    6.00%, 7/25/29, Series 02-W5,
              Class A6......................       3,147
   1,448    8.50%, 2/1/30, Pool #567036.....       1,574
   7,427    7.07%, 2/25/30, Series 01-53,
              Class TS, IF, IO*.............         194
     375    8.50%, 3/1/30, Pool #253275.....         407
     405    8.50%, 6/1/30, Pool #535442.....         441
  11,231    7.07%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*............         720
     676    8.50%, 1/25/31, Series 00-52,
              IO............................         111
   4,000    7.00%, 3/25/31, Series 01-7,
              Class PF......................       4,265
   2,795    6.00%, 5/25/31, Series 01-31,
              Class VD......................       2,954
   3,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................         650
   1,279    8.50%, 7/25/31, Series 01-49,
              Class LZ......................       1,577
   2,960    6.50%, 8/1/31, Pool #598559.....       3,146
   2,300    7.00%, 8/25/31, Series 01-36,
              Class DE......................       2,495
   2,500    7.00%, 9/25/31, Series 01-44,
              Class PD......................       2,669
   4,000    7.00%, 9/25/31, Series 01-44,
              Class PU......................       4,293
   1,000    19.05%, 10/25/31, Series 03-52,
              Class SX, IF*.................       1,278
   3,000    6.00%, 11/25/31, Series 02-74,
              Class VB......................       3,183
   2,101    6.00%, 11/25/31, Series 02-74,
              Class VA......................       2,193
   1,797    7.00%, 11/25/31, Series 01-61,
              Class Z.......................       1,951
   1,763    7.00%, 1/1/32, Pool #610591.....       1,858
   3,117    21.82%, 2/25/32, Series 02-1,
              Class SA, IF*.................       3,600
   7,478    6.82%, 3/15/32, Series 2450,
              Class SW, IF, IO*.............         543
  19,824    1.60%, 3/25/32, Series 02-12,
              Class SJ, IF, IO*.............         464

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,561    10.00%, 3/25/32, Series 02-13,
              Class ST......................  $    1,692
   2,000    6.50%, 4/25/32, Series 02-59,
              Class VB......................       2,117
   3,778    6.50%, 4/25/32, Series 02-59,
              Class VA......................       3,941
   1,869    7.00%, 6/1/32, Pool #649734.....       1,969
   1,073    6.50%, 6/25/32, Series 02-37,
              Class Z.......................       1,159
   1,385    7.00%, 8/1/32, Pool #668825.....       1,459
  10,910    7.00%, 8/1/32, Pool #649624.....      11,547
   1,563    6.00%, 12/1/32, Pool #668562....       1,625
     974    6.00%, 12/1/32, Pool #675555....       1,012
   4,008    13.15%, 1/25/33, Series 02-95,
              Class SJ, IF*.................       4,159
   1,422    6.00%, 3/1/33, Pool #695584.....       1,479
   1,884    6.00%, 3/1/33, Pool #688625.....       1,959
   1,728    6.00%, 3/1/33, Pool #674349.....       1,797
   1,967    6.00%, 3/1/33, Pool #688655.....       2,045
     413    5.85%, 3/25/33, Series 03-19,
              Class SD......................         415
     652    5.85%, 3/25/33, Series 03-19,
              Class S.......................         655
     748    6.69%, 3/25/33, Series 03-19,
              Class SA*.....................         749
   4,463    6.27%, 4/25/33, Series 03-28,
              Class GS, IF*.................       4,537
   4,289    5.85%, 5/25/33, Series 03-39,
              Class SA, IF*.................       4,308
   3,820    6.00%, 5/25/33, Series 03-39,
              Class IO, IO..................         509
     617    0.00%, 12/25/41, Series 01-T10,
              Class PO, PO..................         486
   1,486    6.50%, 10/25/42, Series 03-W4,
              Class 2A......................       1,602
   7,782    6.50%, 12/25/42, Series 03-W1,
              Class 1A1.....................       8,387
   4,589    7.50%, 12/25/42, Series 03-W1,
              Class 2A......................       5,124
                                              ----------
                                                 345,317
                                              ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac (35.8%):
 $   138    7.50%, 3/1/04, Gold Pool
              #N97491.......................  $      142
       6    8.00%, 8/1/04, Pool #542650.....           6
     253    6.46%, 9/15/04, Series 1982,
              Class SB, IF, IO*.............           7
       2    1008.50%, 5/15/06, Series 1072,
              Class A, HB...................           3
       0    1008.00%, 6/15/06, Series 1098,
              Class M, HB...................           0
     839    7.00%, 9/15/06, Series 1527,
              Class KD......................         884
   1,190    7.50%, 12/15/06, Series 2238,
              Class VM......................       1,192
     131    4.50%, 3/15/07, Series 1295,
              Class JB......................         131
     186    7.00%, 3/15/07, Series 1205,
              Class G.......................         193
      15    8.50%, 5/1/07, Pool #277261.....          16
   1,800    7.50%, 5/15/07, Series 1246,
              Class J.......................       1,905
   5,698    7.50%, 5/15/07, Series 1263,
              Class H.......................       6,118
       1    981.87%, 6/15/07, Series 1298,
              Class L, HB...................          11
     773    4.50%, 11/15/07, Series 1404,
              Class FA......................         794
       8    8.50%, 2/1/08, Pool #252763.....           9
     263    7.81%, 2/15/08, Series 1465,
              Class SA, IF, IO*.............          21
     108    3.86%, 5/15/08, Series 1506,
              Class F*......................         110
   3,000    6.50%, 5/15/08, Series 1512,
              Class J.......................       3,279
   1,128    6.50%, 5/15/08, Series 1539,
              Class PI......................       1,176
   2,000    6.50%, 5/15/08, Series 1513,
              Class N.......................       2,154
   1,585    7.50%, 7/1/08, Gold Pool
              #G10107.......................       1,692
     389    8.50%, 7/15/08, Series 1549,
              Class K.......................         422
   1,630    12.02%, 7/15/08, Series 1544,
              Class J, IF*..................       1,798
     686    0.00%, 8/15/08, Series 1900,
              Class T, PO...................         668
     329    13.07%, 8/15/08, Series 1565,
              Class OC, IF*.................         335

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    38    6.00%, 9/15/08, Series 1586,
              Class A.......................  $       38
     476    2.52%, 11/15/08, Series 1606,
              Class M*......................         482
   1,876    6.00%, 11/15/08, Series 1807,
              Class A.......................       1,947
   1,524    16.89%, 11/15/08, Series 1606,
              Class SC, IF*.................       1,672
   2,742    6.50%, 12/15/08, Series 1647,
              Class PK......................       2,913
     203    8.50%, 12/15/08, Series 1625,
              Class SH, IF*.................         222
     426    12.13%, 12/15/08, Series 1625,
              Class SG, IF*.................         486
     111    12.43%, 12/15/08, Series 1647,
              Class SB, IF*.................         113
   1,802    13.63%, 12/15/08, Series 1649,
              Class S, IF*..................       2,043
   3,000    5.50%, 2/15/09, Series 2410,
              Class HC......................       3,160
     364    6.40%, 2/15/09, Series 1679,
              Class O.......................         369
       3    7.50%, 3/1/09, Pool #258089.....           4
     393    11.90%, 3/15/09, Series 1698,
              Class SC, IF*.................         428
      83    8.00%, 4/1/09, Pool #181504.....          90
   1,752    6.50%, 5/1/09, Gold Pool
              #G11216.......................       1,852
     175    6.00%, 2/15/10, Series 2124,
              Class PB......................         175
   1,446    7.50%, 9/1/10, Gold Pool
              #E62448.......................       1,544
   1,189    6.00%, 2/15/11, Series 2389,
              Class VA......................       1,254
   1,439    7.50%, 8/1/11, Pool #E20258.....       1,536
   1,342    8.00%, 9/15/11, Series 1492,
              Class VC......................       1,468
   2,940    6.75%, 1/15/12, Series 1920,
              Class C.......................       2,996
     518    6.50%, 8/1/12, Gold Pool
              #E67412.......................         546
   2,218    6.50%, 10/15/12, Series 2401,
              Class VE......................       2,282
   1,832    6.50%, 12/15/12, Series 2419,
              Class VG......................       1,916
     570    6.50%, 1/1/13, Gold Pool
              #E68800.......................         600

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 126

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,000    6.30%, 1/15/13, Series 2025,
              Class PE......................  $    1,067
   3,000    6.50%, 5/15/13, Series 2055,
              Class OE......................       3,217
     655    7.00%, 6/15/13, Series 1540,
              Class IA......................         664
   3,821    6.00%, 8/15/13, Series 2513,
              Class VA......................       4,012
   2,881    5.50%, 10/15/13, Series 2527,
              Class VU......................       3,020
     426    6.50%, 10/15/13, Series 1844,
              Class E.......................         440
   6,000    6.00%, 12/15/13, Series 2102,
              Class TC......................       6,387
   6,000    6.00%, 12/15/13, Series 2102,
              Class TU......................       6,334
     418    6.00%, 1/1/14, Gold Pool
              #F80035.......................         436
   4,851    6.00%, 1/15/14, Series 2115,
              Class PE......................       5,145
   1,978    6.00%, 2/15/14, Series 2594,
              Class VP......................       2,095
   5,687    6.00%, 3/15/14, Series 2594,
              Class VA......................       6,034
     351    6.50%, 3/15/14, Series 2135,
              Class UK, IO..................          27
     314    7.25%, 3/15/14, Series 1688,
              Class W.......................         319
   1,900    6.50%, 5/15/14, Series 2312,
              Class KV......................       2,000
     405    7.00%, 5/15/14, Series 2299,
              Class G.......................         409
   5,000    6.00%, 7/15/14, Series 2405,
              Class PC......................       5,153
   1,157    7.50%, 10/1/14, Gold Pool
              #G11169.......................       1,235
   3,000    5.50%, 5/15/15, Series 2391,
              Class QT......................       3,121
   1,000    5.50%, 5/15/15, Series 2391,
              Class QE......................       1,044
     178    12.00%, 8/1/15, Pool #170269....         205
   5,000    6.50%, 9/15/15, Series 2353,
              Class PC......................       5,210
   1,822    6.50%, 10/15/15, Series 2084,
              Class VL......................       1,840
   2,321    8.50%, 11/15/15, Series 2496,
              Class LD......................       2,410
   1,766    7.50%, 12/1/15, Gold Pool
              #E83879.......................       1,885

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  3,000    5.50%, 12/15/15, Series 2500,
              Class GD......................   $   3,151
   1,500    6.50%, 12/15/15, Series 2054,
              Class VB......................       1,520
     914    7.50%, 1/15/16, Series 2196,
              Class BV......................         924
   4,000    5.50%, 2/15/16, Series 2500,
              Class TD......................       4,203
   4,000    5.50%, 6/15/16, Series 2498,
              Class UD......................       4,199
       6    7.50%, 7/1/16, Pool #274081.....           6
   1,000    6.50%, 7/15/16, Series 2322,
              Class VN......................       1,054
   3,000    6.00%, 9/15/16, Series 2359,
              Class PM......................       3,210
   2,250    6.00%, 9/15/16, Series 2353,
              Class TD......................       2,419
   2,000    6.50%, 10/15/16, Series 2349,
              Class NW......................       2,116
      57    7.50%, 11/1/16, Pool #280421....          61
   1,000    6.00%, 12/15/16, Series 2394,
              Class MC......................       1,067
   2,743    7.00%, 3/1/17, Gold Pool
              #E01141.......................       2,914
      31    7.50%, 3/1/17, Pool #288120.....          33
   1,541    7.00%, 4/1/17, Gold Pool
              #E01158.......................       1,637
     746    6.50%, 5/1/17, Gold Pool
              #E89922.......................         784
      18    7.50%, 5/1/17, Pool #292331.....          19
      28    7.50%, 5/1/17, Pool #294000.....          30
   1,417    5.50%, 6/1/17, Gold Pool
              #E01173.......................       1,471
   1,267    6.00%, 6/1/17, Gold Pool
              #E90323.......................       1,318
   1,301    7.00%, 6/1/17, Gold Pool
              #E90048.......................       1,382
     684    8.75%, 6/1/17, Pool #555325.....         736
   1,223    7.00%, 7/1/17, Gold Pool
              #G11302.......................       1,299
   2,000    6.50%, 8/15/17, Series 2342,
              Class PW......................       2,103
     504    8.50%, 9/15/17, Series 2496,
              Class GL......................         505

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,085    6.50%, 10/1/17, Gold Pool
              #E01254.......................  $    1,140
   1,830    6.50%, 11/1/17, Gold Pool
              #E01277.......................       1,923
   1,780    6.50%, 12/1/17, Gold Pool
              #E01312.......................       1,870
   1,859    6.00%, 4/1/18, Gold Pool
              #E01403.......................       1,934
   3,562    6.50%, 4/15/18, Series 2461,
              Class VB......................       3,786
      23    8.00%, 10/15/18, Series 1, Class
              B, IO.........................           4
   8,000    6.00%, 1/15/19, Series 2367,
              Class VD......................       8,271
     260    10.50%, 5/1/19, Pool #530940....         287
     129    12.00%, 7/1/19, Pool #555238....         148
     600    9.50%, 7/15/19, Series 11, Class
              D.............................         608
     248    9.50%, 2/15/20, Series 30, Class
              D.............................         248
     226    9.50%, 4/15/20, Series 22, Class
              C.............................         228
     264    9.60%, 4/15/20, Series 23, Class
              F.............................         264
       9    84.00%, 5/15/20, Series 41,
              Class I, HB...................           9
      21    10.00%, 6/1/20, Series 16, Class
              B, IO.........................           4
   4,230    6.50%, 6/15/20, Series 2362,
              Class PD......................       4,420
     207    10.00%, 6/15/20, Series 47,
              Class F.......................         208
     153    9.00%, 10/15/20, Series 1807,
              Class G.......................         156
     100    9.20%, 10/15/20, Series 84,
              Class F.......................         100
      40    8.13%, 11/15/20, Series 81,
              Class A.......................          40
   2,500    6.00%, 12/15/20, Series 2392,
              Class PV......................       2,619
     127    9.50%, 1/15/21, Series 99, Class
              Z.............................         128
       1    1066.21%, 2/15/21, Series 1045,
              Class G, HB...................           8
      61    9.00%, 4/15/21, Series 1065,
              Class J.......................          67
     154    2.14%, 5/15/21, Series 1084,
              Class F*......................         155

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    220    29.96%, 5/15/21, Series 1079,
              Class S, IF*..................  $      231
     109    39.88%, 5/15/21, Series 1084,
              Class S, IF*..................         144
       0    1007.80%, 5/15/21, Series 1082,
              Class D, HB...................           4
   1,729    10.50%, 7/20/21, Gold Pool
              #G80208.......................       1,996
       1    1009.50%, 8/15/21, Series 186,
              Class I, HB...................           2
     139    7.00%, 9/15/21, Series 1133,
              Class H.......................         142
     212    8.50%, 9/15/21, Series 1144,
              Class KB......................         216
       0    1010.00%, 9/15/21, Series 180,
              Class J, HB...................           0
     958    20.09%, 10/15/21, Series 1683,
              Class SB, IF*.................         994
       0    1009.50%, 10/15/21, Series 189,
              Class K, HB...................           1
     398    2.81%, 11/15/21, Series 1560,
              Class FC*.....................         398
     532    7.50%, 11/15/21, Series 1179,
              Class H.......................         554
       1    1174.25%, 11/15/21, Series 1172,
              Class L, HB*..................          12
       7    1051.20%, 1/15/22, Series 1196,
              Class B, HB*..................          69
   1,397    0.00%, 2/15/22, Series 1987,
              Class W, PO...................       1,391
   1,117    2.91%, 2/15/22, Series 1468,
              Class FC*.....................       1,119
     176    9.00%, 4/1/22, Series 134, Class
              B, IO.........................          10
     781    8.00%, 4/15/22, Series 1254,
              Class N.......................         815
   1,483    6.50%, 5/1/22, Gold Pool
              #D95395.......................       1,552
     756    26.15%, 5/15/22, Series 1401,
              Class IB, IF*.................         801
   1,663    6.50%, 6/15/22, Series 2462,
              Class NB......................       1,826
     439    7.50%, 8/15/22, Series 1343,
              Class LB......................         462
     879    8.00%, 8/15/22, Series 1343,
              Class LA......................         927
     498    6.00%, 10/15/22, Series 1395,
              Class G.......................         509
   3,000    7.00%, 10/15/22, Series 1401,
              Class J.......................       3,203

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 128

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,500    13.38%, 11/15/22, Series 1592,
              Class KB, IF*.................  $    1,565
   1,600    5.50%, 12/15/22, Series 2535,
              Class BK......................       1,700
     879    7.15%, 1/15/23, Series 1517,
              Class I.......................         903
     165    3.21%, 2/15/23, Series 1470,
              Class F*......................         166
   6,409    7.50%, 2/15/23, Series 1466,
              Class PZ......................       6,715
   1,000    6.50%, 4/15/23, Series 1619,
              Class C.......................       1,023
   3,000    6.90%, 4/15/23, Series 1543,
              Class VM......................       3,258
   3,000    5.00%, 5/15/23, Series 1798,
              Class F.......................       3,067
   2,000    7.88%, 5/15/23, Series 1518,
              Class G, IF*..................       2,070
     189    17.86%, 5/15/23, Series 1505,
              Class QB, IF*.................         217
       3    1652.40%, 5/15/23, Series 204,
              Class E, HB, IF*..............          68
   1,000    6.50%, 6/15/23, Series 1526,
              Class L.......................       1,055
   1,025    2.66%, 7/15/23, Series 1541,
              Class O*......................       1,044
     497    3.71%, 8/15/23, Series 1570,
              Class F*......................         503
   1,243    18.63%, 8/15/23, Series 1570,
              Class SA, IF*.................       1,434
   1,239    7.00%, 9/15/23, Series 1578,
              Class V, IO...................          71
   5,000    6.25%, 10/15/23, Series 1591,
              Class PV......................       5,308
     970    11.04%, 10/15/23, Series 1689,
              Class SD, IF*.................       1,037
     903    18.89%, 10/15/23, Series 1602,
              Class SA, IF*.................         950
     185    24.13%, 10/15/23, Series 1859,
              Class SB, IF, IO*.............           4
     291    0.00%, 11/15/23, Series 2022,
              Class A, PO...................         290
  20,866    4.75%, 11/15/23, Series 1813,
              Class J, IF, IO*..............       1,998
   1,035    14.76%, 11/15/23, Series 1609,
              Class LG, IF*.................       1,265
     173    0.00%, 12/15/23, Series 1918,
              Class PD, PO..................         172
   1,000    6.50%, 12/15/23, Series 2283,
              Class K.......................       1,089

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 3,702    6.50%, 12/15/23, Series 1628,
              Class LZ......................  $    4,023
   2,000    6.75%, 12/15/23, Series 1644,
              Class K.......................       2,179
   1,000    11.28%, 12/15/23, Series 1629,
              Class OD, IF*.................       1,028
     500    3.06%, 1/15/24, Series 1671,
              Class HA*.....................         516
     555    0.00%, 2/15/24, Series 1865,
              Class D, PO...................         549
     548    10.00%, 2/15/24, Series 1671,
              Class QC, IF*.................         562
   2,433    10.63%, 2/15/24, Series 1673,
              Class SA, IF*.................       2,466
     190    16.57%, 2/15/24, Series 1686,
              Class SH, IF*.................         202
     760    1.79%, 3/15/24, Series 1699,
              Class FC*.....................         758
     174    2.86%, 3/15/24, Series 1689,
              Class FC*.....................         174
   1,000    7.00%, 3/15/24, Series 1695,
              Class EB......................       1,093
     947    10.44%, 3/15/24, Series 1699,
              Class ST, IF*.................         956
   1,163    21.52%, 3/15/24, Series 2033,
              Class SN, IF*, IO.............         161
   1,187    3.06%, 4/15/24, Series 1715,
              Class FA*.....................       1,203
     298    6.50%, 5/1/24, Gold Pool
              #D53146.......................         312
   1,233    0.00%, 5/15/24, Series 2306,
              Class K, PO...................       1,161
      85    2.69%, 5/15/24, Series 1721,
              Class OA*.....................          85
   3,082    7.04%, 5/15/24, Series 2306,
              Class SE, IF, IO*.............         282
   1,691    7.50%, 8/15/24, Series 1745,
              Class D.......................       1,771
     168    6.50%, 4/20/25, Series 2061,
              Class K.......................         169
   1,713    8.00%, 9/15/26, Series 1899,
              Class ZE......................       1,870
   2,278    6.50%, 1/15/27, Series 2083,
              Class PD......................       2,310
   2,509    7.50%, 1/15/27, Series 1963,
              Class Z.......................       2,644
   1,469    9.00%, 1/15/27, Series 1606,
              Class SC, IF*.................       1,585
     673    8.00%, 7/15/27, Series 1985,
              Class PR, IO..................          95

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,438    7.50%, 9/15/27, Series 1987,
              Class PE......................  $    1,514
   1,000    6.00%, 11/15/27, Series 2132,
              Class PD......................       1,027
     852    7.00%, 3/15/28, Series 2038,
              Class PN, IO..................          82
   1,290    7.00%, 3/15/28, Series 2042,
              Class T.......................       1,338
   1,000    7.50%, 3/15/28, Series 2040,
              Class PE......................       1,108
   1,315    8.50%, 3/15/28, Series 2470,
              Class AE......................       1,336
   1,000    6.00%, 4/15/28, Series 2161,
              Class PG......................       1,030
   2,085    6.50%, 5/15/28, Series 2060,
              Class Z.......................       2,217
   4,595    6.50%, 6/15/28, Series 2061,
              Class DC, IO..................         686
   2,000    6.00%, 9/15/28, Series 2086,
              Class GB......................       2,105
   1,000    6.50%, 10/15/28, Series 2362,
              Class PJ......................       1,050
   1,363    7.00%, 10/15/28, Series 2089,
              Class PJ, IO..................         137
     573    6.00%, 11/1/28, Gold Pool
              #C18115.......................         595
   4,610    6.50%, 1/1/29, Gold Pool
              #C00701.......................       4,805
   9,735    6.32%, 1/15/29, Series 2111,
              Class SB, IF, IO*.............         805
   1,296    6.00%, 2/15/29, Series 2125,
              Class JZ......................       1,362
   1,587    24.83%, 3/15/29, Series 2132,
              Class SB, IF*.................       2,027
     300    7.00%, 4/15/29, Series 2141,
              Class IO, IO..................          32
     990    8.50%, 4/15/29, Series 2420,
              Class EX......................       1,020
   1,231    8.50%, 4/15/29, Series 2303,
              Class ZN......................       1,437
   1,408    7.50%, 6/15/29, Series 2163,
              Class PC, IO..................         133
     739    7.00%, 7/1/29, Pool #29470......         775
     865    7.00%, 8/15/29, Series 2178,
              Class PB......................         954
   1,600    8.00%, 11/15/29, Series 2201,
              Class C.......................       1,767
   1,593    6.00%, 11/25/29, Series 2460,
              Class VZ......................       1,669

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   106    6.31%, 12/20/29, Series 2204,
              Class GB*.....................  $      107
     801    5.80%, 1/1/30, Pool #645242*....         831
   3,725    8.00%, 1/15/30, Series 2209,
              Class TC......................       4,221
   1,970    8.00%, 1/15/30, Series 2210,
              Class Z.......................       2,153
   2,190    8.00%, 3/15/30, Series 2224,
              Class CB......................       2,329
   7,000    21.55%, 3/15/30, Series 2534,
              Class SN, IF*.................       7,706
   2,000    6.00%, 5/15/30, Series 2565,
              Class MB......................       2,127
   3,500    6.50%, 5/15/30, Series 2440,
              Class AO......................       3,560
   1,706    7.50%, 8/15/30, Series 2247,
              Class Z.......................       1,781
   2,000    7.25%, 9/15/30, Series 2256,
              Class MC......................       2,168
     367    9.00%, 9/15/30, Series 2254,
              Class Z.......................         418
   3,150    7.00%, 10/15/30, Series 2259,
              Class ZM......................       3,377
   5,500    7.25%, 12/15/30, Series 2271,
              Class PC......................       5,985
   1,500    7.00%, 3/15/31, Series 2296,
              Class PD......................       1,618
   5,511    6.50%, 4/15/31, Series 2317,
              Class VG......................       5,759
     580    8.50%, 6/15/31, Series 2359,
              Class ZB......................         662
     899    8.50%, 6/15/31, Series 2388,
              Class UZ......................         982
   1,126    6.50%, 8/15/31, Series 2344,
              Class ZJ......................       1,192
   4,843    6.50%, 8/15/31, Series 2344,
              Class ZD......................       5,156
   1,500    6.50%, 8/15/31, Series 2345,
              Class NE......................       1,584
     550    17.86%, 10/15/31, Series 2368,
              Class AS, IF*.................         690
   2,000    6.50%, 1/15/32, Series 2399,
              Class TH......................       2,136
   2,000    6.38%, 2/15/32, Series 2410,
              Class OE......................       2,157
   5,486    7.47%, 2/15/32, Series 2410,
              Class QX, IF, IO*.............         440
   2,000    16.43%, 2/15/32, Series 2410,
              Class QS, IF*.................       2,429

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 130

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 6,598    6.77%, 3/15/32, Series 2444,
              Class ES, IF, IO*.............  $      580
   2,000    7.00%, 3/15/32, Series 2423,
              Class MC......................       2,150
   3,000    7.00%, 3/15/32, Series 2423,
              Class MT......................       3,213
   5,000    7.00%, 4/15/32, Series 2436,
              Class MC......................       5,418
   2,000    7.00%, 4/15/32, Series 2434,
              Class TC......................       2,166
   2,157    7.00%, 5/15/32, Series 2450,
              Class GZ......................       2,334
   1,116    7.00%, 7/1/32, Pool #C68485.....       1,170
   6,157    7.50%, 7/25/32, Series T-41,
              Class 3A......................       6,870
   3,022    7.00%, 8/1/32, Gold Pool
              #G01448.......................       3,169
   8,411    5.82%, 2/15/33, Series 2599,
              Class DS, IF*, IO.............       1,071
   4,971    6.37%, 2/15/33, Series 2597,
              Class DS, IF*, IO.............         719
     633    5.68%, 3/15/33, Series 2586,
              Class SB, IF*.................         638
   6,479    5.92%, 3/15/33, Series 2610,
              Class DS, IF*, IO.............         873
  15,476    6.50%, 3/15/33, Series 2586,
              Class WI, IO..................       1,435
     953    13.28%, 3/15/33, Series 2583,
              Class SC, IF*.................         974
   1,726    7.50%, 8/25/42, Series T-51,
              Class 2A......................       1,926
  12,207    6.50%, 2/25/43, Series T-54,
              Class 2A......................      13,129
   3,716    7.00%, 2/25/43, Series T-54
              Class 3A......................       4,037
   1,350    6.50%, 9/25/43, Series T-51,
              Class 1A......................       1,452
                                              ----------
                                                 412,104
                                              ----------
Government National Mortgage Assoc. (14.9%):
      27    8.00%, 1/15/08, Pool #19368.....          29
      47    8.00%, 2/15/08, Pool #20040.....          51
       8    8.50%, 7/15/08, Pool #20682.....           9
      11    8.50%, 8/15/08, Pool #23102.....          12
      42    8.50%, 8/15/08, Pool #27089.....          46

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  1,750    6.50%, 11/20/11, Series 02-2,
              Class VC......................   $   1,834
   2,809    6.00%, 3/20/12, Series 02-70,
              Class AV......................       3,050
   6,073    6.00%, 3/20/13, Series 02-67,
              Class VA......................       6,422
   4,808    6.00%, 11/20/13, Series 02-79,
              Class KV......................       5,190
   1,943    5.50%, 12/20/13, Series 03-4,
              Class NY......................       2,082
     433    7.00%, 9/15/14, Pool #514610....         465
   2,404    6.00%, 12/20/14, Series 02-71,
              Class VJ......................       2,536
   7,354    8.00%, 1/15/16, Pool #781570....       7,948
     658    7.00%, 10/15/16, Pool #553974...         705
   2,824    6.50%, 7/20/17, Series 01-60,
              Class VP......................       3,011
   2,445    6.50%, 9/20/17, Series 02-47,
              Class VB......................       2,612
   1,958    6.00%, 12/20/17, Series 02-88,
              Class VA......................       2,080
   5,000    6.50%, 7/20/19, Series 02-36,
              Class VB......................       5,357
   1,777    8.50%, 9/15/20, Series 77, Class
              H.............................       1,849
     174    11.00%, 1/15/21, Pool #780709...         203
     380    7.50%, 7/16/22, Series 94-1,
              Class PE......................         385
   1,500    6.50%, 7/20/22, Series 02-40,
              Class VD......................       1,572
     235    8.00%, 9/15/22, Pool #297628....         257
     175    7.50%, 11/15/22, Pool #313110...         188
     992    9.00%, 2/26/23, Series 02-33,
              Class SY, IF*.................       1,064
     993    6.50%, 3/15/23, Pool #554105....       1,049
     181    7.50%, 3/15/23, Pool #345288....         194
     632    6.50%, 10/16/23, Series 96-6,
              Class PH......................         642
   1,000    7.99%, 7/16/24, Series 94-4,
              Class KQ......................       1,115
   4,750    6.50%, 10/16/24, Series 94-7,
              Class PQ......................       5,161

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   141    8.50%, 3/20/25, Pool #1974......  $      153
     242    8.50%, 5/20/25, Pool #2006......         262
   1,000    7.50%, 9/17/25, Series 98-26,
              Class K.......................       1,096
   1,095    7.50%, 4/18/26, Series 97-8,
              Class PD......................       1,107
   4,000    7.50%, 6/16/26, Series 00-9,
              Class PB......................       4,387
     131    8.00%, 6/20/26, Pool #2234......         141
   1,073    6.38%, 8/15/26, Pool #441957....       1,129
   3,357    7.50%, 8/16/26, Series 96-16,
              Class E.......................       3,575
     173    8.00%, 8/20/26, Pool #2270......         186
     133    8.00%, 11/20/26, Pool #2324.....         143
     850    7.50%, 2/20/27, Series 97-2,
              Class E.......................         905
   1,106    7.50%, 7/20/27, Series 97-11,
              Class D.......................       1,177
     326    8.00%, 10/20/27, Pool #2499.....         349
     216    7.50%, 2/20/28, Pool #2549......         229
     997    6.50%, 3/15/28, Pool #554106....       1,049
      69    8.00%, 4/15/28, Pool #466027....          75
     382    7.50%, 7/15/28, Pool #450038....         407
     142    8.00%, 7/15/28, Pool #468066....         153
     209    7.50%, 8/15/28, Pool #476874....         222
     213    7.50%, 8/15/28, Pool #482116....         226
     258    7.50%, 9/15/28, Pool #486537....         274
     436    7.50%, 9/20/28, Pool #2646......         461
     294    6.50%, 10/15/28, Pool #486631...         309
   4,879    5.50%, 11/20/28, Series 02-88,
              Class LI, IO..................         384
     112    8.00%, 11/20/28, Pool #2677.....         119

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  3,344    6.00%, 2/20/29, Series 99-4,
              Class ZB......................  $    3,541
   7,008    6.50%, 3/20/29, Series 01-64,
              Class IM, IO..................         138
   2,994    8.00%, 11/16/29, Series 99-41,
              Class Z.......................       3,264
     319    9.35%, 11/16/29, Series 99-43,
              Class TA, IF*.................         355
   2,000    7.50%, 12/20/29, Series 99-44,
              Class PC......................       2,122
  10,575    8.00%, 12/20/29, Series 99-44,
              Class ZG......................      11,416
      65    9.00%, 2/15/30, Pool #479182....          71
   1,604    7.50%, 2/16/30, Series 00-16,
              Class ZN......................       1,721
   2,652    8.50%, 2/16/30, Series 00-9,
              Class ZJ......................       3,050
   5,100    7.50%, 2/20/30, Series 00-6,
              Class Z.......................       5,460
   2,342    9.00%, 3/16/30, Series 00-21,
              Class Z.......................       2,831
   4,066    7.39%, 4/20/30, Series 03-2,
              Class SF, IF*.................       4,147
   4,815    8.00%, 6/20/30, Series 00-9,
              Class Z.......................       5,129
   3,463    7.75%, 9/20/30, Series 00-26,
              Class Z.......................       3,749
     109    9.00%, 10/15/30, Pool #479674...         119
     725    9.00%, 11/16/30, Series 00-36,
              Class IK, IO..................         110
   1,653    7.33%, 11/20/30, Series 00-36,
              Class HC......................       1,759
     227    9.00%, 1/15/31, Pool #543873....         246
   1,845    27.72%, 4/20/31, Series 02-51,
              Class SG, IF*.................       2,186
     819    17.37%, 7/20/31, Series 01-32,
              Class WA, IF*.................         932
   5,164    6.87%, 8/16/31, Series 01-36,
              Class S, IF, IO*..............         431
   5,772    7.07%, 8/16/31, Series 01-35,
              Class SA, IF, IO*.............         514
   1,316    6.50%, 10/15/31, Pool #556255...       1,383
   2,351    22.64%, 11/20/31, Series 01-55,
              Class SF, IF*.................       2,779
   6,417    5.50%, 1/20/32, Series 03-4,
              Class NI, IO..................         836

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 132

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 1,500    6.50%, 1/20/32, Series 02-7,
              Class PG......................  $    1,607
   1,500    7.00%, 1/20/32, Series 02-4,
              Class TD......................       1,640
   3,427    7.00%, 1/20/32, Series 02-80,
              Class EB......................       3,739
     941    7.00%, 4/15/32, Pool #611453....         994
  19,515    6.77%, 4/16/32, Series 02-24,
              Class AG, IO, IF*.............       1,816
   1,953    7.00%, 5/15/32, Pool #569423....       2,063
   1,500    6.50%, 6/20/32, Series 02-45,
              Class QE......................       1,625
   2,000    6.50%, 6/20/32, Series 02-40,
              Class UK......................       2,157
   2,988    6.50%, 7/15/32, Pool #591882....       3,139
   2,080    7.00%, 7/15/32, Pool #552665....       2,198
   1,500    6.50%, 7/16/32, Series 02-47,
              Class PG......................       1,637
   1,250    6.50%, 8/20/32, Series 02-54,
              Class GB......................       1,343
   9,595    6.60%, 8/20/32, Series 02-70,
              Class PS, IF, IO*.............         878
   2,621    6.50%, 9/15/32, Pool #577657....       2,752
     995    7.50%, 9/15/32, Pool #530740....       1,057
   1,273    7.50%, 1/15/33, Pool #591420....       1,353
   1,879    6.50%, 2/15/33, Pool #607645....       1,974
   1,339    0.00%, 3/16/33, Series 03-24,
              Class PO, PO..................       1,254
   1,408    6.50%, 4/15/33, Pool #604168....       1,479
   2,500    7.00%, 6/15/33, Pool #781614....       2,641
                                              ----------
                                                 171,271
                                              ----------
  Total U.S. Government Agency Mortgages         928,692
                                              ----------
U.S. GOVERNMENT AGENCY SECURITIES (1.1%):
Fannie Mae (0.5%):
   2,000    6.63%, 9/15/09..................       2,403
   2,000    7.25%, 1/15/10..................       2,484

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Other U.S. Agencies (0.2%):
$  1,000    5.50%, 3/15/11..................  $    1,136
                                              ----------
                                                   6,023
                                              ----------
Freddie Mac (0.4%):
   3,000    6.63%, 9/15/09..................       3,605
   1,000    6.88%, 9/15/10..................       1,225
                                              ----------
                                                   4,830
                                              ----------
     805    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20........................         816
   1,151    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22.......................       1,167
                                              ----------
                                                   1,983
                                              ----------
  Total U.S. Government Agency Securities         12,836
                                              ----------
U.S. TREASURY OBLIGATIONS (1.6%):
U.S. Treasury Bonds (1.0%):
   2,000    10.38%, 11/15/12................       2,665
   4,750    12.00%, 8/15/13.................       6,903
   1,900    11.75%, 11/15/14................       2,873
                                              ----------
                                                  12,441
                                              ----------
U.S. Treasury Notes (0.1%):
     500    6.50%, 2/15/10..................         607
                                              ----------
U.S. Treasury STRIPS (0.5%):
   2,000    2/15/13.........................       1,390
     750    2/15/14.........................         491
   1,800    5/15/14.........................       1,162
   2,500    8/15/14.........................       1,588
   1,750    11/15/14........................       1,098
                                              ----------
                                                   5,729
                                              ----------
  Total U.S. Treasury Obligations                 18,777
                                              ----------
INVESTMENT COMPANIES (4.0%):
  46,175    One Group Prime Money Market
              Fund, Class I (c).............      46,175
                                              ----------
  Total Investment Companies                      46,175
                                              ----------
REPURCHASE AGREEMENT (1.7%):
 $19,958    State Street Bank and Trust,
              0.65%, 7/1/03 (Proceeds at
              maturity 19,958,
              collateralized by various U.S.
              Government securities)........      19,958
                                              ----------
  Total Repurchase Agreement                      19,958
                                              ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (0.1%):
 $ 1,229    Pool of various securities for
              One Group Bond
              Funds -- footnote 2
              (Securities Lending)..........  $    1,229
                                              ----------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending              1,229
                                              ----------
Total (Cost $1,132,804) (a)                   $1,154,036
                                              ==========

------------
Percentages indicated are based on net assets of $1,151,444.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 32,448
                   Unrealized depreciation......................   (11,216)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 21,232
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Investment in affiliate.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 134

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (60.0%):
Fannie Mae (24.0%):
 $    10    7.50%, 7/1/03, Pool #250656.....  $       10
       0    6.50%, 4/1/04, Pool #85019......           0
     224    7.00%, 9/1/07, Pool #185265.....         237
     421    7.00%, 4/1/08, Pool #211750.....         449
   4,225    8.30%, 10/25/08, Series 93-197,
              Class SC*.....................       4,376
     947    6.25%, 1/25/09, Series 94-12,
              Class C.......................         998
   3,712    17.73%, 2/25/09, Series 94-13,
              Class SM, IF*.................       4,084
   8,000    6.00%, 6/25/09, Series 94-86,
              Class PJ......................       8,654
     633    7.00%, 7/1/10, Pool #250326.....         674
     433    6.50%, 12/1/10, Pool #332301....         459
   2,506    6.00%, 3/1/11, Pool #340683.....       2,624
   3,367    8.00%, 11/1/12, Pool #535710....       3,621
   9,394    6.00%, 1/17/13, Series 98-37,
              Class VB......................       9,800
     953    6.00%, 4/1/13, Pool #425482.....         998
  35,280    4.50%, 6/1/13, Pool #254758.....      36,447
   6,179    6.50%, 6/25/13, Series 94-1,
              Class K.......................       6,491
   3,596    6.35%, 8/25/13, Series 93-225B,
              Class VG......................       3,801
     698    7.50%, 6/1/14, Pool #250081.....         751
   3,467    6.50%, 6/25/14, Series 98-59,
              Class VB......................       3,495
     509    7.50%, 7/1/14, Pool #250082.....         548
   3,375    6.00%, 8/1/14, Pool #598032.....       3,537
  10,000    6.00%, 9/25/14, Series 01-71,
              Class QC......................      10,211
      23    10.00%, 10/1/16, Pool #70110....          26
   9,445    5.50%, 11/1/16, Pool #618192....       9,816
   3,000    5.50%, 2/25/17, Series 02-3,
              Class PG......................       3,165

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  3,190    6.00%, 2/25/17, Series 02-2,
              Class UC...................... $     3,431
   5,000    5.50%, 4/25/17, Series 02-18,
              Class PC......................       5,351
   1,082    10.00%, 9/1/17, Pool #303969....       1,238
  6,502    5.00%, 11/25/17, Series 02-73,
              Class OE......................       6,736
   1,147    9.50%, 6/25/18, Series 88-16,
              Class B.......................       1,285
      94    10.00%, 10/1/19, Pool #231675...         107
   1,170    7.00%, 5/25/20, Series 90-57....       1,252
      27    10.00%, 7/1/20, Pool #050318....          31
      69    10.00%, 11/1/21, Pool #208372...          80
      85    10.00%, 11/1/21, Pool #208374...          98
     996    6.55%, 12/25/21, Series 93-137,
              Class PH......................         999
     136    7.25%, 5/25/22, Series G93-9,
              Class K.......................         137
     216    7.50%, 7/25/22, Series G92-35,
              Class EB......................         230
   2,822    8.00%, 7/25/22, Series G92-44,
              Class ZQ......................       3,113
   2,660    0.00%, 5/25/23, Series 93-146,
              Class E, PO...................       2,483
   3,475    6.50%, 5/25/23, Series 94-110,
              Class H.......................       3,597
     341    0.00%, 8/25/23, Series 93-217,
              Class H, PO...................         303
     441    0.00%, 9/25/23, Series 93-205,
              Class H, PO...................         413
     451    0.00%, 9/25/23, Series 93-228,
              Class G, PO...................         427
   7,400    7.00%, 9/25/23, Series 93-155,
              Class PJ......................       8,252
   9,094    6.35%, 12/25/23, Series 94-43,
              Class PJ......................       9,843
   5,042    7.00%, 1/25/24, Series 94-62,
              Class PJ......................       5,510
   1,546    7.00%, 2/1/24, Pool #190257.....       1,637
  10,556    6.00%, 3/25/24, Series 94-51,
              Class PV......................      11,309
   4,500    6.50%, 3/25/24, Series 94-37,
              Class L.......................       4,901
     273    9.00%, 12/1/24, Pool #353898....         304

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   655    7.00%, 8/1/25, Pool #315500.....  $      692
   4,338    0.00%, 11/25/26, Series 97-47,
              Class PA, PO..................       4,297
   4,613    6.00%, 9/1/28, Pool #405220.....       4,804
   4,316    5.50%, 2/1/29, Pool #483802.....       4,480
   1,400    6.25%, 2/25/29, Series 94-W4,
              Class A9......................       1,501
     202    0.00%, 6/25/29, Series 01-11,
              Class AP, PO..................         201
   2,566    7.50%, 2/20/30, Series 00-8,
              Class Z.......................       2,821
     387    7.50%, 3/1/30, Pool #524949.....         411
   1,151    7.50%, 4/1/30, Pool #530816.....       1,223
     999    7.50%, 4/1/30, Pool #536916.....       1,062
  10,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................       2,166
   7,551    5.50%, 12/25/32, Series 02-86,
              Class EJ......................       8,047
  29,961    5.50%, 5/1/33, Pool #702435.....      31,030
   9,264    6.50%, 12/25/42, Series 03-W1,
              Class 1A1.....................       9,985
   4,589    7.50%, 12/25/42, Series 03-W1,
              Class 2A......................       5,124
                                              ----------
                                                 266,183
                                              ----------
Freddie Mac (26.6%):
      38    9.00%, 11/1/05, Pool #B00203....          39
       2    9.00%, 5/1/06, Pool #B00282.....           3
     814    7.00%, 10/15/06, Series 1150,
              Class I.......................         824
   1,035    7.00%, 9/15/07, Series 1457,
              Class PJ......................       1,059
   4,850    6.50%, 4/15/08, Series 1489,
              Class I.......................       5,217
   2,018    11.82%, 11/15/08, Series 1604,
              Class MB, IF*.................       2,132
   1,697    12.13%, 12/15/08, Series 1625,
              Class SC, IF*.................       1,773
     802    7.50%, 4/1/09, Pool #E00315.....         856
   1,961    7.50%, 8/1/09, Pool #G10740.....       2,094

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     96    9.00%, 8/1/09, Pool #279063.....   $     104
     183    9.00%, 12/1/09, Pool #256360....         195
     528    8.50%, 1/1/10, Pool #G10305.....         581
   1,844    7.50%, 9/1/10, Pool #E62448.....       1,968
   2,162    6.00%, 6/15/11, Series 2366,
              Class VG......................       2,271
     258    6.50%, 12/1/12, Pool #E00523....         272
   4,980    5.00%, 12/1/13, Pool #E73637....       5,163
   9,799    5.50%, 1/15/14, Series 2571,
              Class PV......................      10,459
   7,068    6.00%, 4/1/14, Pool #E76504.....       7,370
   1,792    6.00%, 4/1/14, Pool #E76438.....       1,869
  12,293    6.50%, 6/1/14, Pool #E00678.....      12,923
       1    9.50%, 4/1/16, Pool #170161.....           1
   1,375    6.50%, 8/15/16, Series 2345,
              Class PQ......................       1,482
   2,119    5.00%, 12/1/16, Pool #E89027....       2,192
     978    6.00%, 2/15/17, Series 2108,
              Class VB......................         995
      46    9.00%, 10/1/17, Pool #A00756....          50
   9,053    6.66%, 12/15/17, Series 2545,
              Class S*......................       9,194
  15,000    5.00%, 2/15/18, Series 2578,
              Class P6......................      15,590
      28    9.00%, 4/1/18, Pool #A01143.....          30
       1    9.00%, 10/1/20, Pool #A01134....           1
       9    9.00%, 1/1/21, Pool #A00948.....          10
      13    9.00%, 6/1/21, Pool #A01017.....          14
      16    9.00%, 7/1/21, Pool #A01093.....          18
      23    9.00%, 9/1/21, Pool #D32271.....          26
      10    9.00%, 11/1/21, Pool #D11191....          11

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 136

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    15    9.00%, 11/1/21, Pool #D11866....  $       16
      24    9.00%, 5/1/22, Pool #D19203.....          27
     879    8.00%, 8/15/22, Series 1343,
              Class LA......................         927
     900    7.00%, 8/25/22, Series 13, Class
              PL............................         925
   6,498    5.50%, 9/15/22, Series 1367,
              Class K.......................       6,692
   6,200    6.50%, 11/15/22, Series 1552,
              Class HB......................       6,330
   8,837    6.00%, 10/15/23, Series 1785,
              Class A.......................       9,467
   1,456    10.00%, 10/15/23, Series 1591,
              Class E.......................       1,588
     957    7.00%, 11/1/23, Series 155,
              Class IO......................         105
   1,851    6.50%, 12/15/23, Series 1633,
              Class Z.......................       1,992
   2,632    6.50%, 1/1/24, Pool #C80091.....       2,754
   1,981    6.50%, 3/15/24, Series 1692,
              Class ZA......................       1,985
   3,000    6.50%, 3/15/24, Series 1694,
              Class PK......................       3,271
     545    8.50%, 5/1/24, Pool #G00229.....         594
     428    8.50%, 7/1/24, Pool #C00354.....         464
     240    7.50%, 9/1/24, Pool #D56307.....         257
     625    8.00%, 11/1/24, Pool #C00376....         677
     645    7.00%, 8/1/25, Gold Pool
              #C00418.......................         679
     395    7.50%, 8/1/25, Gold Pool
              #C00414.......................         422
     388    7.00%, 9/1/25, Gold Pool
              #D63303.......................         408
     936    8.00%, 9/1/25, Gold Pool
              #D63705.......................       1,013
   2,146    7.00%, 4/1/26, Gold Pool
              #D69811.......................       2,257
     914    6.50%, 6/1/26, Pool #250575.....         956
  11,800    6.50%, 10/17/26, Series 1985,
              Class PL......................      12,565
   1,798    4.23%, 1/1/27, Pool #611141*....       1,860

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$ 10,500    6.00%, 2/15/27, Series 2091,
              Class PF......................   $  10,747
  14,000    6.25%, 4/15/27, Series 2018,
              Class PE......................      14,456
   1,600    7.00%, 10/15/27, Series 1999,
              Class PU......................       1,731
   4,969    6.50%, 1/15/28, Series 2137,
              Class TM......................       5,072
  10,000    4.50%, 2/15/28, Series 2631,
              Class TE......................      10,123
   5,000    7.00%, 2/15/28, Series 2031,
              Class PG......................       5,331
   9,000    6.95%, 3/15/28, Series 2035,
              Class PC......................       9,709
  10,000    6.50%, 6/15/28, Series 2064,
              Class PD......................      10,626
     841    8.50%, 7/1/28, Gold Pool
              #G00981.......................         912
  14,000    6.50%, 10/25/28, Series 98-64,
              Class TM......................      14,908
   3,370    6.00%, 11/15/28, Series 2095,
              Class PE......................       3,568
   1,898    6.50%, 2/1/29, Gold Pool
              #C22459.......................       1,978
     406    6.50%, 4/1/29, Gold Pool
              #C24553.......................         423
   8,839    6.50%, 4/1/29, Gold Pool
              #C00742.......................       9,211
   2,191    6.50%, 5/15/29, Series 2152,
              Class BD......................       2,333
   3,226    6.50%, 6/1/29, Gold Pool
              #C00785.......................       3,361
     293    6.50%, 7/1/29, Gold Pool
              #C29124.......................         306
     265    4.09%, 4/1/30, Pool #846812*....         274
  10,000    5.00%, 10/15/31, Series 2580,
              Class QM......................      10,313
   4,000    6.50%, 10/15/31, Series 2367,
              Class ME......................       4,268
   4,556    6.00%, 2/1/32, Gold Pool
              #C01292.......................       4,725
  10,000    6.00%, 8/15/32, Series 2480,
              Class EJ......................      10,844
   9,390    6.50%, 2/25/43, Series T-54,
              Class 2A......................      10,100
   6,770    0.00%, 5/25/43, Series T-56,
              Class APO, PO.................       5,572
                                              ----------
                                                 295,908
                                              ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc. (9.4%):
 $    11    9.00%, 6/15/05, Pool #283904....  $       12
       3    9.00%, 8/15/05, Pool #291836....           4
       6    9.00%, 9/15/05, Pool #292898....           6
       1    9.00%, 9/15/05, Pool #295227....           1
       3    8.00%, 7/15/06, Pool #11337.....           3
       4    7.50%, 7/15/07, Pool #17316.....           5
      18    8.00%, 8/15/07, Pool #18677.....          19
      10    8.00%, 8/15/07, Pool #18539.....          11
      16    7.50%, 12/15/07, Pool #338189...          17
     202    6.50%, 7/15/08, Pool #349693....         215
      14    9.00%, 11/15/08, Pool #27932....          15
      24    6.50%, 3/15/09, Pool #367398....          26
      29    9.00%, 4/15/09, Pool #30352.....          32
     629    6.50%, 5/15/09, Pool #366779....         670
       3    9.00%, 5/15/09, Pool #32214.....           4
       1    9.50%, 7/15/09, Pool #34487.....           1
      66    9.50%, 9/15/09, Pool #34878.....          74
       9    9.50%, 10/15/09, Pool #36804....          10
       8    11.00%, 11/15/09, Pool #37615...           9
       2    9.00%, 5/15/16, Pool #149877....           2
       1    9.00%, 6/15/16, Pool #157147....           1
      12    9.00%, 6/15/16, Pool #166130....          13
       8    9.00%, 7/15/16, Pool #167475....           8
      26    9.00%, 7/15/16, Pool #151273....          29
      35    9.00%, 7/15/16, Pool #144968....          39

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    21    9.00%, 7/15/16, Pool #158921....  $       24
      20    9.50%, 8/15/16, Pool #177531....          23
      42    9.00%, 9/15/16, Pool #169908....          47
      14    9.00%, 9/15/16, Pool #179044....          16
      15    9.00%, 10/15/16, Pool #173089...          17
      18    9.00%, 11/15/16, Pool #156478...          20
      26    9.00%, 11/15/16, Pool #183868...          29
       2    9.50%, 1/15/17, Pool #185619....           2
       3    9.00%, 2/15/17, Pool #201757....           4
      64    9.00%, 2/15/17, Pool #195058....          72
      27    9.00%, 6/15/17, Pool #219079....          30
       4    9.00%, 8/15/17, Pool #225825....           4
       7    9.50%, 8/15/17, Pool #218841....           8
      82    9.50%, 8/15/17, Pool #201217....          93
      26    9.00%, 6/15/18, Pool #238161....          29
      16    9.50%, 8/15/18, Pool #248390....          18
      15    9.50%, 12/15/18, Pool #263400...          17
      21    10.00%, 4/15/19, Pool #257047...          24
      13    10.00%, 5/15/19, Pool #269607...          16
       1    9.00%, 10/15/19, Pool #267676...           1
       5    9.00%, 11/15/19, Pool #162768...           5
      46    9.50%, 12/15/19, Pool #281696...          51
       5    9.00%, 1/15/20, Pool #283138....           6
       5    9.00%, 2/15/20, Pool #276157....           5
       7    9.50%, 9/15/20, Pool #292918....           8

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 138

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    12    9.50%, 12/15/20, Pool #291865...  $       13
   1,839    9.00%, 8/15/21, Pool #306081....       2,052
     545    9.00%, 12/15/21, Pool #780284...         608
      10    7.50%, 2/15/22, Pool #324025....          11
      72    8.00%, 7/15/22, Pool #321560....          79
     102    7.50%, 8/15/22, Pool #337141....         109
       5    7.00%, 10/15/22, Pool #337175...           5
      20    7.00%, 11/15/22, Pool #323008...          21
       6    7.00%, 12/15/22, Pool #339969...           6
     103    7.00%, 1/15/23, Pool #332022....         109
      41    7.00%, 1/15/23, Pool #346214....          43
      87    7.00%, 1/15/23, Pool #342248....          92
      58    7.00%, 1/15/23, Pool #341536....          62
      18    7.00%, 1/15/23, Pool #321675....          20
       3    7.00%, 3/15/23, Pool #350110....           4
     736    7.00%, 4/15/23, Pool #348645....         783
      94    6.50%, 5/15/23, Pool #343208....          99
     200    7.00%, 5/15/23, Pool #221604....         213
     193    7.00%, 5/15/23, Pool #342348....         205
     121    7.00%, 5/15/23, Pool #351041....         129
      13    7.00%, 5/15/23, Pool #338005....          14
     177    7.00%, 5/15/23, Pool #346572....         189
      23    6.50%, 6/15/23, Pool #358250....          24
      12    6.50%, 6/15/23, Pool #349788....          13
      30    6.50%, 6/15/23, Pool #346624....          32

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    95    6.50%, 6/15/23, Pool #348677....  $      100
     660    7.50%, 6/15/23, Pool #358801....         707
     832    7.50%, 6/15/23, Pool #359588....         891
     196    6.50%, 7/15/23, Pool #322200....         207
     254    7.00%, 7/15/23, Pool #362982....         271
      18    7.00%, 7/15/23, Pool #360697....          20
       7    7.00%, 7/15/23, Pool #350709....           7
       8    7.00%, 7/15/23, Pool #354538....           8
      72    7.00%, 7/15/23, Pool #358382....          76
     260    7.00%, 7/15/23, Pool #346673....         276
      16    7.00%, 7/15/23, Pool #357782....          17
      34    7.00%, 7/15/23, Pool #325977....          36
      44    7.00%, 7/15/23, Pool #353569....          47
      49    7.00%, 7/15/23, Pool #360889....          53
      37    6.50%, 8/15/23, Pool #359027....          40
     169    6.50%, 8/15/23, Pool #353137....         179
      14    6.50%, 8/15/23, Pool #360713....          15
      33    6.50%, 8/15/23, Pool #360738....          34
     118    6.50%, 8/15/23, Pool #344505....         125
     143    6.50%, 8/15/23, Pool #356717....         151
     301    6.50%, 9/15/23, Pool #345375....         318
      10    6.50%, 9/15/23, Pool #339041....          10
     246    6.00%, 10/15/23, Pool #364717...         260
      24    6.00%, 10/15/23, Pool #370006...          26
     138    6.00%, 10/15/23, Pool #345389...         145

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    56    6.50%, 10/15/23, Pool #345391...  $       60
     749    8.00%, 10/15/23, Pool #354681...         816
     123    6.50%, 11/15/23, Pool #369356...         130
       6    6.50%, 11/15/23, Pool #370927...           7
     171    6.50%, 12/15/23, Pool #369830...         180
      11    6.50%, 12/15/23, Pool #370289...          12
      46    6.50%, 12/15/23, Pool #349944...          49
     281    6.50%, 12/15/23, Pool #349265...         297
      21    6.50%, 12/15/23, Pool #365740...          22
     176    6.50%, 1/15/24, Pool #379127....         186
     718    6.50%, 2/15/24, Pool #362341....         758
      32    6.50%, 2/15/24, Pool #380818....          34
     167    6.50%, 2/15/24, Pool #389200....         176
      98    6.50%, 2/15/24, Pool #371999....         104
     142    6.50%, 2/15/24, Pool #370338....         149
   6,129    6.50%, 2/15/24, Pool #354747....       6,472
      27    7.00%, 2/16/24, Series 96-21,
              Class D.......................          27
     511    7.00%, 3/15/24, Pool #379328....         543
     177    7.00%, 3/15/24, Pool #391552....         188
     291    7.00%, 4/15/24, Pool #355128....         310
     862    7.00%, 4/15/24, Pool #379001....         917
      20    7.50%, 6/15/24, Pool #389827....          22
      93    7.50%, 6/15/24, Pool #388747....          99
      13    8.00%, 9/15/24, Pool #393908....          15
     395    8.00%, 9/15/24, Pool #403212....         429

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    205    8.50%, 10/15/24, Pool #407073...   $     224
   1,299    9.00%, 11/15/24, Pool #780029...       1,450
      21    7.50%, 6/15/25, Pool #401860....          22
      14    8.00%, 6/15/25, Pool #385370....          15
     294    8.00%, 7/15/25, Pool #377557....         319
     700    6.50%, 9/16/25, Series 96-6,
              Class PK......................         746
     161    7.25%, 12/15/25, Pool #411361...         172
      31    7.50%, 3/15/26, Pool #381163....          33
     729    7.50%, 3/15/26, Pool #422308....         778
   1,137    8.00%, 7/15/26, Pool #412644....       1,233
      24    8.00%, 8/15/26, Pool #436445....          26
     621    8.00%, 11/20/26, Pool #2324.....         668
   1,356    8.00%, 12/20/26, Pool #2344.....       1,456
     355    7.50%, 3/15/27, Pool #432398....         378
  11,687    6.50%, 6/20/27, Series 97-19,
              Class PJ......................      12,075
     548    5.75%, 7/20/27, Pool #80094*....         560
  14,098    6.25%, 8/20/27, Series 98-1,
              Class PD......................      14,611
   2,031    8.00%, 11/20/27, Pool #2512.....       2,175
   1,132    7.50%, 1/15/28, Pool #461625....       1,204
   2,697    7.50%, 2/15/28, Pool #462562....       2,870
      25    7.00%, 6/15/28, Pool #472679....          27
  10,800    7.50%, 9/16/28, Series 99-33B,
              Class PQ......................      11,246
   5,000    6.50%, 9/20/28, Series 98-22,
              Class PD......................       5,324
   4,500    6.00%, 5/20/29, Series 99-17,
              Class L.......................       4,708
   6,000    6.50%, 3/16/31, Series 01-10,
              Class PE......................       6,492

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 140

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 5,838    6.50%, 12/20/31, Series 01-64,
              Class PB......................  $    6,305
   5,746    6.50%, 4/1/32, Pool #545639.....       6,072
                                              ----------
                                                 103,940
                                              ----------
  Total U.S. Government Agency Mortgages         666,031
                                              ----------
U.S. GOVERNMENT AGENCY SECURITIES (11.5%):
Fannie Mae (3.6%):
  15,000    7.16%, 5/11/05..................      16,593
  10,000    5.88%, 2/2/06...................      11,043
   4,500    0.00%, 7/15/16..................       2,394
  16,000    0.00%, 10/9/19..................       6,910
   9,200    0.00%, 5/29/26..................       2,635
                                              ----------
                                                  39,575
                                              ----------
Federal Home Loan Bank (0.8%):
     500    7.50%, 8/10/04..................         535
   7,000    5.75%, 8/15/11..................       7,991
                                              ----------
                                                   8,526
                                              ----------
Financial Corporation STRIPS (1.3%):
     180    10/5/05.........................         173
     500    10/6/06.........................         465
   1,000    11/11/06........................         927
     334    12/27/05........................         319
     500    12/27/06........................         461
  26,153    12/6/18.........................      12,098
                                              ----------
                                                  14,443
                                              ----------
Freddie Mac (0.5%):
     250    7.93%, 1/20/05..................         276
   5,000    3.50%, 9/15/07..................       5,232
                                              ----------
                                                   5,508
                                              ----------
Resolution Funding Corporation STRIPS (5.3%):
  53,000    7/15/20.........................      22,608
  50,000    7/15/20.........................      21,234
  25,000    10/15/20........................      10,496
  15,000    4/15/28.........................       4,080
   5,000    4/15/30.........................       1,257
                                              ----------
                                                  59,675
                                              ----------
  Total U.S. Government Agency Securities        127,727
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. TREASURY OBLIGATIONS (25.0%):
U.S. Treasury Bonds (7.8%):
 $ 1,000    9.38%, 2/15/06..................  $    1,202
  18,000    10.38%, 11/15/12................      23,984
  10,000    7.25%, 5/15/16..................      13,302
  31,250    8.13%, 8/15/19..................      45,207
   2,500    7.13%, 2/15/23..................       3,351
                                              ----------
                                                  87,046
                                              ----------
U.S. Treasury Inflation Protected Bonds (2.3%):
  22,760    3.63%, 1/15/08..................      25,541
                                              ----------
U.S. Treasury Notes (7.2%):
  20,000    3.50%, 11/15/06.................      21,088
  25,000    6.13%, 8/15/07..................      28,927
  10,000    5.50%, 5/15/09..................      11,521
   1,500    10.38%, 11/15/09................       1,686
  15,000    5.00%, 8/15/11..................      16,830
                                              ----------
                                                  80,052
                                              ----------
U.S. Treasury STRIPS (7.7%):
  50,000    11/15/09........................      40,920
  10,000    11/15/15........................       5,907
  10,000    5/15/15.........................       6,091
  72,500    5/15/20.........................      32,459
                                              ----------
                                                  85,377
                                              ----------
  Total U.S. Treasury Obligations                278,016
                                              ----------
INVESTMENT COMPANIES (3.1%):
  34,367    One Group Government Money
              Market Fund, Class I (b)......      34,367
                                              ----------
  Total Investment Companies                      34,367
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (3.2%):
 $35,041    Pool of various securities for
              One Group Bond
              Funds -- footnote 2
              (Securities Lending)..........      35,041
                                              ----------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending             35,041
                                              ----------
Total (Cost $1,055,912) (a)                   $1,141,182
                                              ==========

------------
Percentages indicated are based on net assets of $1,110,108.
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $87,720
                   Unrealized depreciation......................   (2,450)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $85,270
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of June 30, 2003.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

ONE GROUP TREASURY & AGENCY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (0.2%):
Banking, Finance & Insurance (0.2%):
 $   409    Private Export Funding Corp.,
              6.86%, 4/30/04..................  $    427
                                                --------
  Total U.S. Government Sponsored and Agency
  Obligations                                        427
                                                --------
U.S. GOVERNMENT AGENCY SECURITIES (22.4%):
Federal Farm Credit Bank (12.4%):
   7,000    7.16%, 5/15/06....................     8,057
   3,100    7.60%, 7/24/06....................     3,631
     300    6.52%, 9/24/07....................       350
     800    5.75%, 1/25/08....................       912
   3,000    5.83%, 2/11/08....................     3,433
   2,000    5.87%, 9/2/08.....................     2,305
   1,720    6.82%, 3/16/09....................     2,076
   5,350    6.75%, 7/7/09.....................     6,485
     360    6.20%, 11/30/09...................       423
     210    7.06%, 5/24/10....................       257
   2,000    5.93%, 7/6/10.....................     2,311
     855    6.90%, 9/1/10.....................     1,043
     500    6.27%, 1/26/16....................       595
                                                --------
                                                  31,878
                                                --------
Federal Home Loan Bank (8.2%):
   4,000    8.22%, 11/17/04...................     4,382
   1,265    5.93%, 4/9/08.....................     1,456
   2,750    5.88%, 11/25/08...................     2,804
     250    5.49%, 12/22/08...................       285
   8,000    5.61%, 2/11/09....................     9,165
     675    6.20%, 6/2/09.....................       791
     100    7.03%, 7/14/09....................       123
   1,000    6.50%, 11/13/09...................     1,197
     690    7.38%, 2/12/10....................       861
                                                --------
                                                  21,064
                                                --------
Student Loan Marketing Association (1.2%):
   1,450    6.75%, 8/1/03.....................     1,457
     250    6.25%, 12/1/08....................       293
   1,000    7.30%, 8/1/12.....................     1,274
                                                --------
                                                   3,024
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Tennessee Valley Authority (0.6%):
 $ 1,363    New Valley Generation I, 7.30%,
              3/15/19.........................  $  1,660
                                                --------
  Total U.S. Government Agency Securities         57,626
                                                --------
U.S. TREASURY OBLIGATIONS (73.7%):
U.S. Treasury Bonds (33.4%):
  20,000    11.88%, 11/15/03..................    20,812
   9,966    12.75%, 11/15/10..................    12,560
  39,400    10.38%, 11/15/12..................    52,495
                                                --------
                                                  85,867
                                                --------
U.S. Treasury Inflation Protected Bonds (2.0%):
   4,641    3.38%, 1/15/07....................     5,098
                                                --------
U.S. Treasury Notes (38.3%):
  25,000    5.75%, 8/15/03....................    25,156
  19,400    7.25%, 8/15/04....................    20,744
  26,000    7.88%, 11/15/04...................    28,383
  22,000    5.75%, 11/15/05...................    24,220
                                                --------
                                                  98,503
                                                --------
  Total U.S. Treasury Obligations                189,468
                                                --------
INVESTMENT COMPANIES (2.6%):
   6,800    One Group Treasury Only Money
              Market Fund, Class I (b)........     6,800
                                                --------
  Total Investment Companies                       6,800
                                                --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (5.2%):
 $13,423    Pool of various securities for One
              Group Bond Funds -- footnote 2
              (Securities Lending)............  $ 13,423
                                                --------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             13,423
                                                --------
Total (Cost $255,005) (a)                       $267,744
                                                ========

------------

Percentages indicated are based on net assets of $257,300.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $12,742
                   Unrealized depreciation......................       (3)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $12,739
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 142

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS (95.5%):
Aerospace & Defense (1.3%):
$  1,000    BE Aerospace Inc., 8.00%,
              3/1/08.......................  $      795
   3,575    Bombardier Capital, Inc.,
              6.13%, 6/29/06 (b)...........       3,673
   1,700    Hexcel Corp., 9.75%, 1/15/09...       1,700
     750    K & F Industries, 9.63%,
              12/15/10.....................         836
     500    L-3 Communications Corp.,
              6.13%, 7/15/13 (b)...........         508
     500    Sequa Corp., 8.88%,
              4/1/08 (b)...................         525
   3,000    Sequa Corp., 9.00%, 8/1/09.....       3,195
                                             ----------
                                                 11,232
                                             ----------
Air Transport (1.9%):
   1,312    Atlantic Coast Airlines, Inc.,
              8.75%, 1/1/07 (b)............       1,077
   2,000    Continental Airlines, Inc.,
              8.00%, 12/15/05..............       1,800
   3,000    Continental Airlines, Inc.,
              6.32%, 11/1/08...............       2,912
   4,050    Delta Air Lines, Inc., 6.65%,
              3/15/04......................       3,889
   1,550    Delta Air Lines, Inc., 7.90%,
              12/15/09.....................       1,240
   1,500    Delta Air Lines, Inc., 8.30%,
              12/15/29.....................       1,065
   2,128    Northwest Airlines, Inc.,
              8.52%, 4/7/04................       2,000
   1,437    Northwest Airlines, Inc.,
              7.63%, 3/15/05...............       1,221
     500    Offshore Logistic, 6.13%,
              6/15/13 (b)..................         504
   1,000    Worldspan Financial Corp.,
              9.63%, 6/15/11 (b)...........       1,035
                                             ----------
                                                 16,743
                                             ----------
Automotive (2.3%):
   2,950    Asbury Automotive Group, 9.00%,
              6/15/12......................       2,861
     770    Collins & Aikman Products,
              11.50%, 4/15/06..............         608
   1,750    Collins & Aikman Products,
              10.75%, 12/31/11.............       1,549
     300    Delco Remy International, Inc.,
              10.63%, 8/1/06 (b)...........         230
   2,050    Delco Remy International, Inc.,
              11.00%, 5/1/09...............       1,404
   1,500    Dura Operating Corp., 9.00%,
              5/1/09.......................       1,388

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Automotive, continued:
$  1,750    Dura Operating Corp., 8.63%,
              4/15/12......................  $    1,803
   3,200    HLI Operating Co., Inc.,
              10.50%, 6/15/10 (b)..........       3,375
   2,000    Intermet Corp., 9.75%,
              6/15/09......................       1,930
   1,500    Metaldyne Corp., 11.00%,
              6/15/12......................       1,253
   1,500    Oshkosh Truck Corp., 8.75%,
              3/1/08.......................       1,564
     250    Tenneco Automotive, Inc.,
              10.25%, 7/15/13 (b)..........         254
   1,000    United Auto Group, Inc., 9.63%,
              3/15/12......................       1,075
     500    United Components, Inc., 9.38%,
              6/15/13 (b)..................         521
                                             ----------
                                                 19,815
                                             ----------
Beverages & Tobacco (0.7%):
   2,000    Constellation Brands, Inc.,
              8.00%, 2/15/08...............       2,206
     250    Constellation Brands, Inc.,
              8.13%, 1/15/12 (b)...........         271
   1,450    Cott Beverages, Inc., 8.00%,
              12/15/11.....................       1,573
   2,000    National Wine & Spirits,
              10.13%, 1/15/09..............       1,790
                                             ----------
                                                  5,840
                                             ----------
Broadcast Radio & TV (3.1%):
     500    Canwest Media Inc., 7.63%,
              4/15/13 (b)..................         534
   2,000    Canwest Media, Inc., 10.63%,
              5/15/11......................       2,290
   2,000    Corus Entertainment, Inc.,
              8.75%, 3/1/12................       2,160
   3,704    Granite Broadcasting Corp.,
              10.38%, 5/15/05..............       3,712
   1,000    Lamar Media Corp., 7.25%,
              1/1/13 (b)...................       1,065
   2,750    Nexstar Finance LLC, 12.00%,
              4/1/08.......................       3,080
   1,500    Nexstar Finance LLC, 0.00%,
              4/1/13 (b)...................       1,007
   2,750    Primedia, Inc., 7.63%,
              4/1/08.......................       2,791
   1,500    Primedia, Inc., 8.88%,
              5/15/11......................       1,586
   1,500    Salem Communications Corp.,
              7.75%, 12/15/10..............       1,560
   1,000    Sinclair Broadcast Group,
              8.75%, 12/15/11..............       1,103
   2,100    Spanish Broadcasting System,
              9.63%, 11/1/09...............       2,242

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Broadcast Radio & TV, continued:
$  1,500    Susquehanna Media Co., 8.50%,
              5/15/09......................  $    1,590
   1,000    Susquehanna Media Co., 7.38%,
              4/15/13......................       1,055
     750    Tri-State Outdoor Media,
              11.00%, 5/15/08 (c)..........         492
     500    XM Satellite Radio, Inc.,
              12.00%, 6/15/10 (b)..........         493
                                             ----------
                                                 26,760
                                             ----------
Building & Development (0.7%):
     500    CB Richard Ellis, Inc., 9.75%,
              5/15/10 (b)..................         528
   1,100    LNR Property Corp., 7.63%,
              7/15/13 (b)..................       1,117
   3,290    MMI Products, Inc., 11.25%,
              4/15/07......................       2,328
   1,750    NCI Building Systems, Inc.,
              Series B, 9.25%, 5/1/09......       1,881
                                             ----------
                                                  5,854
                                             ----------
Business Equipment & Services (0.3%):
   1,000    Day International Group, Inc.,
              11.13%, 6/1/05...............       1,015
   1,250    Integrated Electric Services,
              9.38%, 2/1/09................       1,275
                                             ----------
                                                  2,290
                                             ----------
Cable Television (4.0%):
   1,000    Adelphia Communications, 9.25%,
              10/1/02 (c)..................         610
   1,450    Adelphia Communications, 8.13%,
              7/15/03 (c)..................         906
   2,000    Adelphia Communications, 7.50%,
              1/15/04 (c)..................       1,240
   1,150    Adelphia Communications, 7.75%,
              1/15/09 (c)..................         719
   1,725    Adelphia Communications, 9.38%,
              11/15/09 (c).................       1,113
   1,500    Adelphia Communications,
              10.88%, 10/1/10 (c)..........         938
   1,310    Century Communications, 9.50%,
              3/1/05 (c)...................         852
   3,500    Charter Communications
              Holdings, Inc., 10.25%,
              1/15/10......................       2,660
   1,500    Charter Communications
              Holdings, Inc., 11.13%,
              1/15/11......................       1,170
     500    Charter Communications
              Holdings, Inc., Step Bond,
              0.00%, 5/15/11...............         255
   2,575    Classic Cable, Inc., Series B,
              9.38%, 8/1/09 (c)............         222

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Cable Television, continued:
$    650    Classic Cable, Inc., 10.50%,
              3/1/10 (c)...................  $       56
     250    CSC Holdings, Inc., 7.88%,
              12/15/07.....................         257
   3,000    CSC Holdings, Inc., 7.25%,
              7/15/08......................       3,014
   1,500    CSC Holdings, Inc., 7.63%,
              4/1/11.......................       1,523
   1,340    DirecTV Holdings Finance,
              8.38%, 3/15/13 (b)...........       1,501
   1,200    Echostar DBS Corp., 9.13%,
              1/15/09......................       1,347
   3,500    Insight Communications, Step
              Bond, 0.00%, 2/15/11.........       2,922
   2,250    Insight Midwest, 10.50%,
              11/1/10......................       2,481
   2,650    Mediacom LLC, Series B, 8.50%,
              4/15/08......................       2,689
   1,050    Mediacom LLC, 9.50%, 1/15/13...       1,116
   4,000    Panamsat Corp., 8.50%, 2/1/12..       4,349
     750    RCN Corp., 10.13%, 1/15/10.....         289
   1,500    RCN Corp., Step Bond, 9.80%,
              2/15/08......................         578
     500    Rogers Cable Inc., 6.25%,
              6/15/13 (b)..................         501
   4,000    Telewest Communication PLC.,
              Series B, 11.00%,
              10/1/07 (c)..................       1,470
                                             ----------
                                                 34,778
                                             ----------
Cellular & Wireless Telecommunications (5.0%):
   3,350    Alamosa Delaware, Inc., 13.63%,
              8/15/11......................       2,831
   3,000    American Cellular Corp., 9.50%,
              10/15/09.....................       1,515
      71    Arch Wireless Holdings, Inc,
              10.00%, 5/15/07..............          72
     239    Arch Wireless Holdings, Inc.,
              12.00%, 5/15/09..............         252
   5,000    Centennial Communications
              Corp., 10.75%, 12/15/08......       4,624
   2,000    Centennial Communications
              Corp., 10.13%, 6/15/13 (b)...       1,990
   4,000    Crown Castle International
              Corp., 9.50%, 8/1/11.........       4,159
     650    Crown Castle International
              Corp., 10.75%, 8/1/11........         712
     600    Dobson/Sygnet Communications,
              12.25%, 12/15/08.............         645

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 144

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Cellular & Wireless Telecommunications, continued:
$    700    Horizon PCS, Inc., 13.75%,
              6/15/11 (c)..................  $      137
   1,100    Horizon PCS, Inc., 13.75%,
              6/15/11 (c)..................         215
   3,500    Nextel Communications, Inc.,
              9.38%, 11/15/09..............       3,776
   2,000    Rogers Wireless Communications,
              Inc., 8.80%, 10/1/07.........       2,053
     500    Rogers Wireless Communications,
              Inc., 9.63%, 5/1/11..........         578
   1,750    SBA Communications Corp.,
              10.25%, 2/1/09...............       1,619
   1,485    SBA Communications Corp., Step
              Bond, 12.00%, 3/1/08.........       1,526
   2,000    Spectrasite, Inc., 8.25%,
              5/15/10 (b)..................       2,090
   3,633    Telecorp PCS, Inc., Step Bond,
              0.00%, 4/15/09...............       3,777
     650    Tritel PCS, Inc., 10.38%,
              1/15/11......................         798
   2,437    Tritel PCS, Inc., Step Bond,
              0.00%, 5/15/09...............       2,547
   2,365    Triton PCS Inc., 8.50%,
              6/1/13 (b)...................       2,554
   2,000    Triton PCS, Inc., 9.38%,
              2/1/11.......................       2,055
   2,750    TSI Telecommunication Services,
              Inc., Series B, 12.75%,
              2/1/09.......................       2,736
                                             ----------
                                                 43,261
                                             ----------
Chemicals & Plastics (6.6%):
   1,000    Applied Extrusion Technologies,
              10.75%, 7/1/11...............         740
   4,400    Equistar Chemical, 10.13%,
              9/1/08.......................       4,554
     115    Ethyl Corp., 8.88%,
              5/1/10 (b)...................         118
     500    HMP Equity Holdings Corp.,
              0.00%, 5/15/08 (b)...........         255
     400    Huntsman Corp., LLC, 9.50%,
              7/1/07 (b)...................         298
   3,350    Huntsman ICI Chemicals, 10.13%,
              7/1/09.......................       3,233
   1,800    Huntsman International, LLC,
              9.88%, 3/1/09................       1,881
     140    IMC Global, Inc., 6.55%,
              1/15/05......................         146
   1,350    IMC Global, Inc., 7.63%,
              11/1/05......................       1,438
   1,500    IMC Global, Inc., 10.88%,
              6/1/08.......................       1,568
   3,350    ISP Chemco, 10.25%, 7/1/11.....       3,802

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Chemicals & Plastics, continued:
$  2,000    Lyondell Chemical Co., 9.88%,
              5/1/07.......................  $    1,970
   2,500    Lyondell Chemical Co., 11.13%,
              7/15/12......................       2,575
   1,500    Millennium America, Inc.,
              7.00%, 11/15/06..............       1,523
   2,450    Millennium America, Inc.,
              9.25%, 6/15/08...............       2,646
   2,650    Olin Corp., 9.13%, 12/15/11....       3,152
   6,700    OM Group, Inc., 9.25%,
              12/15/11.....................       6,566
   1,850    Omnova Solutions, Inc., 11.25%,
              6/1/10 (b)...................       1,970
   1,270    Philipp Brothers Chemical,
              9.88%, 6/1/08................         514
   1,300    Pliant Corp., 11.13%,
              9/1/09 (b)...................       1,388
     800    Polyone Corp., 10.63%, 5/15/10
              (b)..........................         784
   4,525    Polyone Corp., 8.88%, 5/1/12...       4,050
     250    Resolution Performance, 9.50%,
              4/15/10......................         261
   3,800    Resolution Performance, 13.50%,
              11/15/10.....................       3,819
   1,350    Rhodia SA, 7.63%, 6/1/10 (b)...       1,434
   1,000    Rhodia SA, 8.88%, 6/1/11 (b)...       1,040
   3,090    Terra Capital, Inc., 12.88%,
              10/15/08.....................       3,306
   2,000    Terra Capital, Inc., 11.50%,
              6/1/10 (b)...................       1,850
                                             ----------
                                                 56,881
                                             ----------
Clothing/Textiles (1.1%):
   1,825    Dan River Inc., 12.75%, 4/15/09
              (b)..........................       1,652
     200    Dyersburg Corp., 9.75%,
              9/1/07 (c)...................           0
   3,805    Levi Strauss & Co., 12.25%,
              12/15/12.....................       3,186
   1,900    Phillips Van Heusen, 9.50%,
              5/1/08.......................       1,976
     292    Polymer Group, Inc., 10.00%,
              12/31/07 (b).................         292
   1,500    Warnaco Inc, 8.88%,
              6/15/13 (b)..................       1,560
   1,850    Westpoint Stevens, Inc., 7.88%,
              6/15/05 (c)..................         407
                                             ----------
                                                  9,073
                                             ----------
Conglomerates (1.2%):
   3,100    Alltrista Corp., 9.75%,
              5/1/12.......................       3,332

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Conglomerates, continued:
$  2,000    Avondale Mills Inc., 10.25%,
              7/1/13 (b)...................  $    2,000
   1,500    SPX Corp., 6.25%, 6/15/11......       1,538
   1,250    SPX Corp., 7.50%, 1/1/13.......       1,359
   2,000    Tyco International Group,
              6.38%, 10/15/11..............       2,120
                                             ----------
                                                 10,349
                                             ----------
Container & Glass Products (2.9%):
   1,300    Anchor Glass Container Corp.,
              11.00%, 2/15/13 (b)..........       1,427
   4,400    Constar International, 11.00%,
              12/1/12......................       4,773
   4,200    Crown European Holdings SA,
              9.50%, 3/1/11 (b)............       4,557
   1,100    Crown European Holdings SA,
              10.88%, 3/1/13 (b)...........       1,205
     291    Indesco International, Inc.,
              10.00%, 3/8/08 (b)...........         291
   2,800    Jefferson Smurfit Corp., 7.50%,
              6/1/13 (b)...................       2,870
   1,000    Owens-Brockway Glass
              Containers, Inc., 8.88%,
              2/15/09......................       1,090
   1,750    Owens-Brockway Glass
              Containers, Inc., 7.75%,
              5/15/11 (b)..................       1,859
   3,000    Owens-Brockway Glass
              Containers, Inc., 8.25%,
              5/15/13 (b)..................       3,150
   4,000    Portola Packaging, Inc.,
              10.75%, 10/1/05..............       4,040
                                             ----------
                                                 25,262
                                             ----------
Cosmetics/Toiletries (1.2%):
   3,297    Chattem, Inc., Series B, 8.88%,
              4/1/08.......................       3,421
   1,425    Drypers Corp., Series B,
              10.25%, 6/15/07 (c)..........           0
   2,775    Home Products International,
              Inc., 9.63%, 5/15/08.........       2,088
   4,650    Salton, Inc., 10.75%,
              12/15/05.....................       4,696
                                             ----------
                                                 10,205
                                             ----------
Drugs (0.8%):
   1,655    Alpharma Inc., 8.63%,
              5/1/11 (b)...................       1,746
   1,000    IVAX Corp., 5.50%, 5/15/07.....       1,011
   4,000    IVAX Corp., 4.50%, 5/15/08.....       3,900
                                             ----------
                                                  6,657
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Ecological Services & Equipment (0.7%):
$  3,345    Allied Waste North America,
              Series B, 8.88%, 4/1/08......  $    3,646
   1,000    Allied Waste North America,
              Series B, 7.88%, 4/15/13.....       1,051
     500    American ECO Corp., 0.00%,
              5/15/08 (c)..................           0
   1,200    IESI Corp., 10.25%, 6/15/12....       1,278
     555    Safety-Kleen Services Corp.,
              0.00%, 6/1/08 (c)............           0
                                             ----------
                                                  5,975
                                             ----------
Electronics/Electric (4.9%):
   1,900    AMI Semiconductor Inc., 10.75%,
              2/1/13 (b)...................       2,157
   1,900    Amkor Technologies, Inc.,
              5.00%, 3/15/07...............       1,598
     500    Amkor Technologies, Inc.,
              7.75%, 5/15/13 (b)...........         478
   3,500    Avnet, Inc., 9.75%, 2/15/08....       3,958
   1,000    Danka Business Systems, 11.00%,
              6/15/10 (b)..................         990
   1,900    Digitalnet, Inc., 9.00%,
              7/15/10 (b)..................       1,902
     900    Flextronics International Ltd.,
              6.50%, 5/15/13 (b)...........         871
   2,350    Ingram Micro, Inc., 9.88%,
              8/15/08......................       2,549
     900    Interline Brands, Inc., 11.50%,
              5/15/11 (b)..................         954
     700    Iron Mountain, Inc., 8.63%,
              4/1/13.......................         753
   1,500    Iron Mountain, Inc., 7.75%,
              1/15/15......................       1,594
   1,000    Iron Mountain, Inc., 6.63%,
              1/1/16.......................         990
   2,395    Nortel Networks, Ltd., 6.13%,
              2/15/06......................       2,335
   3,200    Nortel Networks, Ltd., 4.25%,
              9/1/08.......................       2,711
   1,500    ON Semiconductor Corp., 13.00%,
              5/15/08......................       1,523
   1,500    ON Semiconductor Corp., 12.00%,
              3/15/10......................       1,673
   1,500    Pierce Leahy Corp., 8.13%,
              5/15/08......................       1,568
   3,700    Seagate Technology Inc., 8.00%,
              5/15/09......................       4,023
   1,550    Solectron Corp., 9.63%,
              2/15/09......................       1,651
   2,900    Wesco Distribution, Inc.,
              Series B, 9.13%, 6/1/08......       2,718

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 146

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Electronics/Electric, continued:
$  1,000    Wesco Distribution, Inc.,
              9.13%, 6/1/08................  $      938
   1,250    Xerox Corp., 9.75%,
              1/15/09 (b)..................       1,413
   2,000    Xerox Corp., 7.13%, 6/15/10....       2,008
   1,000    Xerox Credit Corp., 6.10%,
              12/16/03.....................       1,013
                                             ----------
                                                 42,368
                                             ----------
Equipment Leasing (0.4%):
   1,500    National Equipment Services,
              Series D, 10.00%,
              11/30/04 (c).................         308
     175    National Equipment Services,
              Series B, 10.00%,
              11/30/04 (c).................          36
   1,750    United Rentals Inc., 10.75%,
              4/15/08 (b)..................       1,920
   1,400    Williams Scotsman, Inc., 9.88%,
              6/1/07.......................       1,379
                                             ----------
                                                  3,643
                                             ----------
Financial (2.2%):
   3,200    Americredit Corp., 9.25%,
              5/1/09.......................       3,040
     900    Capital One Financial Corp.,
              7.25%, 5/1/06................         955
   1,215    Capital One Financial Corp.,
              8.75%, 2/1/07................       1,334
   3,500    Crum & Forster Holdings Corp.,
              10.38%, 6/15/13 (b)..........       3,561
     750    iStar Financial, Inc., 7.00%,
              3/15/08......................         786
   2,200    Riggs Capital Trust, 8.63%,
              12/31/26.....................       2,156
   2,550    Riggs Capital Trust II, 8.88%,
              3/15/27......................       2,499
   1,900    Thornburg Mortgage, Inc.,
              8.00%, 5/15/13 (b)...........       1,948
   2,200    Western Financial Bank, 9.63%,
              5/15/12......................       2,387
                                             ----------
                                                 18,666
                                             ----------
Food & Drug Retailers (2.5%):
   5,200    Ahold Finance USA, Inc., 8.25%,
              7/15/10......................       5,356
   3,836    Chiquita Brands International,
              Inc., 10.56%, 3/15/09........       4,181
   4,750    Great Atlantic & Pacific Tea
              Inc., 7.75%, 4/15/07.........       4,465
     500    Great Atlantic & Pacific Tea
              Inc., 9.13%, 12/15/11........         470

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Food & Drug Retailers, continued:
$  1,750    Rite Aid Corp., 7.63%,
              4/15/05 (b)..................   $   1,746
   1,400    Rite Aid Corp., 8.13%,
              5/1/10.......................       1,456
   3,000    Rite Aid Corp., 9.25%,
              6/1/13 (b)...................       2,985
   1,000    Roundy's, Inc., 8.88%,
              6/15/12......................       1,050
                                             ----------
                                                 21,709
                                             ----------
Food Products (0.5%):
   3,750    Corn Products International,
              Inc., 8.25%, 7/15/07.........       4,163
                                             ----------
Food Service (4.1%):
   2,950    Apple South, Inc., 9.75%,
              6/1/06.......................       1,490
   1,000    Avado Brands, Inc., 11.75%,
              6/15/09......................         156
   2,000    Burns Philip Capital Property,
              Ltd., 9.50%, 11/15/10 (b)....       2,110
   1,200    Burns Philip Capital Property,
              Ltd., 10.75%, 2/15/11 (b)....       1,254
   1,700    CKE Restaurants, Inc., 4.25%,
              3/15/04......................       1,675
   3,000    CKE Restaurants, Inc., 9.13%,
              5/1/09.......................       2,925
     500    Del Monte Foods, 8.63%,
              12/15/12 (b).................         533
   3,400    Dole Foods Co., Inc., 7.25%,
              6/15/10 (b)..................       3,426
     800    Dole Foods Co., Inc., 8.88%,
              3/15/11 (b)..................         852
   3,450    Friendly Ice Cream Corp.,
              10.50%, 12/1/07..............       3,544
   6,025    Land O' Lakes, Inc., 8.75%,
              11/15/11.....................       4,849
     880    Pierre Foods, Inc., 10.75%,
              6/1/06.......................         779
   2,414    Premium Standard Farms, 9.25%,
              6/15/11......................       2,293
   1,250    Sbarro, Inc., 11.00%,
              9/15/09......................       1,075
   1,000    Smithfield Foods, Inc., 7.75%,
              5/15/13 (b)..................       1,078
   3,435    Swift & Co., 10.13%,
              10/1/09 (b)..................       3,589
   1,500    Swift & Co., 12.50%,
              1/1/10 (b)...................       1,553
   1,875    Volume Services, 11.25%,
              3/1/09.......................       1,875
                                             ----------
                                                 35,056
                                             ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Forest Products (3.6%):
$    500    Abitibi Consolidated Inc.,
              6.00%, 6/20/13...............  $      477
   2,150    Ainsworth Lumber, 12.50%,
              7/15/07......................       2,440
     900    Ainsworth Lumber, 13.88%,
              7/15/07......................       1,026
   2,897    Alabama Pine Pulp Co., Inc.,
              5.34%, 7/31/03 (b) (c).......       1,376
   3,076    American Tissue, Inc., Series
              B, 12.50%, 7/15/06 (c).......          46
   3,625    Appleton Papers, Inc., 12.50%,
              12/15/08.....................       4,078
     875    Buckeye Cellulose Corp., 8.50%,
              12/15/05.....................         875
   2,575    Buckeye Technologies, Inc.,
              9.25%, 9/15/08...............       2,575
   1,050    Buckeye Technologies, Inc.,
              8.00%, 10/15/10..............         987
     395    Fibermark, Inc., 10.75%,
              4/15/11......................         397
   4,650    Georgia-Pacific Corp., 8.00%,
              1/15/14 (b)..................       4,761
   3,600    Millar Western Forest, 9.88%,
              5/15/08......................       3,762
     150    Norampac Inc., 6.75%,
              6/1/13 (b)...................         158
   1,650    Norske Skog Canada, Inc.,
              8.63%, 6/15/11 (b)...........       1,733
   1,500    Pacifica Papers, Inc., 10.00%,
              3/15/09......................       1,605
   1,000    Pope & Talbot, 8.38%, 6/1/13...         970
     975    Pope & Talbot, 8.38%, 6/1/13...         946
   1,750    Specialty Paper, 9.38%,
              10/15/06.....................       1,671
     500    Tembec Industries, Inc., 8.63%,
              6/30/09......................         496
   1,000    Tembec Industries, Inc., 7.75%,
              3/15/12......................         975
                                             ----------
                                                 31,354
                                             ----------
Health Care (7.6%):
   1,870    AdvancePCS, 8.50%, 4/1/08......       2,020
   1,000    Alaris Medical Systems, Inc.,
              9.75%, 12/1/06...............       1,040
     500    Alaris Medical Systems, Inc.,
              7.25%, 7/1/11................         509
   6,882    Alderwoods Group, 12.25%,
              1/2/09.......................       7,225
     750    Alliance Imaging, 10.38%,
              4/15/11......................         788

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Health Care, continued:
$    500    Ameripath, Inc., 10.50%,
              4/1/13 (b)...................  $      539
     500    AmerisourceBergen Corp., 7.25%,
              11/15/12.....................         545
   1,395    Concentra Operating Corp.,
              13.00%, 8/15/09..............       1,521
   2,000    Corrections Corporation Of
              America, 9.88%, 5/1/09.......       2,243
     625    Corrections Corporation Of
              America, 7.50%, 5/1/11.......         656
   2,550    CV Therapeutics, 4.75%,
              3/7/07.......................       2,423
   4,000    Extendicare Health Services,
              9.35%, 12/15/07..............       3,829
     250    Extendicare Health Services,
              9.50%, 7/1/10................         264
   1,500    Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11......................       1,590
   1,000    Hanger Orthopedic Group,
              10.38%, 2/15/09..............       1,110
   1,100    Hanger Orthopedic Group,
              11.25%, 6/15/09..............       1,194
   3,000    HCA-The Healthcare Company,
              8.75%, 9/1/10................       3,498
     500    Healthsouth Corp., 8.50%,
              2/1/08 (c)...................         395
   2,250    Healthsouth Corp., 7.63%,
              6/1/12 (c)...................       1,755
   2,700    Iasis Healthcare Corp., 8.50%,
              10/15/09 (b).................       2,741
   1,000    Iasis Healthcare Corp., 13.00%,
              10/15/09.....................       1,115
   3,800    Insight Health Services, 9.88%,
              11/1/11......................       4,008
     700    Magellan Health Services,
              9.38%, 11/15/07 (b)..........         704
   1,500    Magellan Health Services,
              9.00%, 2/15/08 (c)...........         653
   2,000    Matria Healthcare, 11.00%,
              5/1/08.......................       2,060
   2,350    NDCHealth Corp, 10.50%, 12/1/12
              (b)..........................       2,532
     500    Omnicare Inc., 6.13%, 6/1/13...         513
   3,000    Perkinelmer, Inc., 8.88%,
              1/15/13 (b)..................       3,269
   3,200    Prime Medical Services, Inc.,
              8.75%, 4/1/08................       3,023
   1,200    Province Healthcare Co., 7.50%,
              6/1/13.......................       1,188

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 148

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Health Care, continued:
$  2,200    Rotech Healthcare Inc., 9.50%,
              4/1/12.......................  $    2,272
   2,250    Sepracor, Inc., 5.00%,
              2/15/07......................       1,997
   2,000    Team Health Inc., 12.00%,
              3/15/09......................       2,060
     700    US Oncology, Inc., 9.63%,
              2/1/12.......................         753
   2,000    Ventas Realty, 9.00%, 5/1/12...       2,190
   2,000    Vertex Pharmaceuticals, Inc.,
              5.00%, 9/19/07...............       1,683
                                             ----------
                                                 65,905
                                             ----------
Hotels/Motels/Inns & Casinos (2.9%):
   2,000    Boyd Gaming, 7.75%, 12/15/12...       2,133
   1,000    Felcor Lodging LP, 9.50%,
              9/15/08......................       1,038
   1,400    Felcor Lodging LP, 8.50%,
              6/1/11.......................       1,418
     350    Hard Rock Hotel, Inc., 8.88%,
              6/1/13 (b)...................         368
     900    Hilton Hotels Corp., 7.63%,
              5/15/08......................         972
     500    Hilton Hotels Corp., 7.63%,
              12/1/12......................         550
   3,500    Isle Of Capri Casinos, 8.75%,
              4/15/09......................       3,744
   3,000    John Q. Hamons Hotels, Inc.,
              8.88%, 5/15/12...............       3,165
   1,500    La Quinta Properties, 8.88%,
              3/15/11 (b)..................       1,605
   3,000    MDP Acquisitions PLC, 9.63%,
              10/1/12......................       3,329
   1,000    Mohegan Tribal Gaming, 8.38%,
              7/1/11.......................       1,088
   2,900    Park Place Entertainment,
              7.88%, 3/15/10...............       3,132
   1,000    Park Place Entertainment,
              7.00%, 4/15/13 (b)...........       1,075
   1,000    Prime Hospitality, 8.38%,
              5/1/12.......................         965
     300    Turning Stone Casino, 9.13%,
              12/15/10 (b).................         321
                                             ----------
                                                 24,903
                                             ----------
Industrial Equipment (0.9%):
   1,000    Airxcel, Inc., 11.00%,
              11/15/07.....................         845
     830    Anchor Lamina, Inc., 9.88%,
              2/1/08.......................         361

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Equipment, continued:
$  1,475    Key Components LLC., 10.50%,
              6/1/08.......................  $    1,505
   1,000    Park-Ohio Industries, Inc.,
              9.25%, 12/1/07...............         855
     500    Precision Partners, Inc.,
              12.00%, 3/15/09 (c)..........         168
   3,800    UCAR Finance, Inc., 10.25%,
              2/15/12......................       3,743
                                             ----------
                                                  7,477
                                             ----------
Insurance (1.6%):
   4,000    Conseco, Inc., 0.00%, 9/25/03..       3,720
   2,000    Conseco, Inc., 8.75%,
              8/9/06 (b) (c)...............       1,090
   1,625    Conseco, Inc., 10.75%,
              6/15/09 (b) (c)..............         886
   1,500    Fairfax Financial Holdings,
              7.75%, 12/15/03..............       1,519
   2,000    Fairfax Financial Holdings,
              7.38%, 4/15/18...............       1,760
   6,050    Providian Capital I, 9.53%,
              2/1/27 (b)...................       5,142
                                             ----------
                                                 14,117
                                             ----------
Leisure (2.1%):
   1,200    AMC Entertainment Inc., 9.50%,
              3/15/09......................       1,233
   1,500    Bally Total Fitness Holdings,
              Series D, 9.88%, 10/15/07....       1,376
   3,400    Bally Total Fitness Holdings,
              10.50%, 7/15/11 (b)..........       3,417
     750    Premier Parks, Inc., 9.75%,
              6/15/07......................         746
   1,100    Royal Caribbean Cruises, 7.25%,
              8/15/06......................       1,128
   1,000    Royal Caribbean Cruises, 6.75%,
              3/15/08......................       1,000
   1,000    Royal Caribbean Cruises, 8.75%,
              2/2/11.......................       1,065
   1,000    Six Flags, Inc., 9.50%,
              2/1/09.......................         990
   1,500    Six Flags, Inc., 9.75%,
              4/15/13 (b)..................       1,493
   1,150    Speedway Motorsports, Inc.,
              6.75%, 6/1/13 (b)............       1,196
   1,300    Towns Sports International,
              9.63%, 4/15/11 (b)...........       1,365
   2,550    Universal City Development,
              11.75%, 4/1/10 (b)...........       2,811
                                             ----------
                                                 17,820
                                             ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Nonferrous Metals & Minerals (1.1%):
$  2,955    Better Minerals & Aggregates,
              13.00%, 9/15/09..............  $    1,980
   3,250    Earle M. Jorgensen Co., 9.75%,
              6/1/12.......................       3,461
   1,475    Horizon Natural Resources,
              11.75%, 5/8/09 (c)...........           0
   2,150    Oglebay Norton Co., 13.00%,
              10/25/08.....................       2,107
   4,250    Oglebay Norton Co., 10.00%,
              2/1/09.......................       1,849
                                             ----------
                                                  9,397
                                             ----------
Oil & Gas (5.1%):
   2,730    Baytex Energy Ltd., 10.50%,
              2/15/11......................       3,358
   2,000    Chesapeake Energy Corp., 9.00%,
              8/15/12......................       2,240
   1,250    Chesapeake Energy Corp., 7.50%,
              9/15/13 (b)..................       1,334
   2,000    Citgo Petroleum Corp., 7.88%,
              5/15/06......................       2,025
   2,150    Citgo Petroleum Corp., 11.38%,
              2/1/11 (b)...................       2,408
   1,504    Coho Energy, 15.00%,
              3/31/07 (b) (c)..............         376
   2,500    Compton Petroleum Corp., 9.90%,
              5/15/09......................       2,763
   1,250    Forest Oil Corp., 7.75%,
              5/1/14.......................       1,306
     655    Frontier Oil Corp., 8.00%,
              4/15/13 (b)..................         688
   3,475    Giant Industries, 9.00%,
              9/1/07.......................       3,301
   1,000    Houston Exploration Co., 7.00%,
              6/15/13 (b)..................       1,038
   1,875    Lone Star Technologies, 9.00%,
              6/1/11.......................       1,964
     316    Orion Refining Corp., Series B,
              14.00%, 6/1/10 (b) (c).......           3
   1,533    Orion Refining Corp., 10.00%,
              11/15/10 (b) (c).............           0
   3,112    Parker Drilling Corp., 5.50%,
              8/1/04.......................       3,124
   1,000    Parker Drilling Corp., 10.13%,
              11/15/09.....................       1,085
     900    Pioneer Natural Resource,
              7.50%, 4/15/12...............       1,033
   1,200    Plains Exploration & Production
              Co., 8.75%, 7/1/12 (b).......       1,290
     250    Pogo Producing Co., 8.25%,
              4/15/11......................         278

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Oil & Gas, continued:
$    700    Premcor Refining Group, Inc.,
              9.50%, 2/1/13................   $     777
   1,535    Premcor Refining Group, Inc.,
              7.50%, 6/15/15 (b)...........       1,520
   4,950    Star Gas Partners, L.P.,
              10.25%, 2/15/13 (b)..........       5,172
   2,300    Tesoro Petroleum Corp., 9.63%,
              4/1/12.......................       2,116
     700    Universal Compression, Inc.,
              7.25%, 5/15/10 (b)...........         728
     500    Western Oil Sands, Inc., 8.38%,
              5/1/12.......................         560
   1,750    Westport Resources Corp.,
              8.25%, 11/1/11...............       1,925
   1,400    XTO Energy Inc, 7.50%,
              4/15/12......................       1,596
                                             ----------
                                                 44,008
                                             ----------
Publishing (1.7%):
   2,000    Block Communications, Inc,
              9.25%, 4/15/09...............       2,190
     500    CBD Media, Inc., 8.63%,
              6/1/11 (b)...................         518
   2,880    Garden State Newspapers, Series
              B, 8.75%, 10/1/09............       2,988
   1,300    Liberty Group Publishing,
              9.38%, 2/1/08................       1,320
     500    Liberty Group Publishing, Step
              Bond, 11.63%, 2/1/09.........         471
   2,400    Perry-Judd, 10.63%, 12/15/07...       2,508
   3,309    Phoenix Color Corp., 10.38%,
              2/1/09.......................       3,159
   1,500    World Color Press, Inc., 8.38%,
              11/15/08.....................       1,577
                                             ----------
                                                 14,731
                                             ----------
Rail Industries (0.4%):
   2,000    TFM S.A. de C.V. -- Grupo
              Transportacion Ferroviaria
              Mexicana, 11.75%, 6/15/09....       2,045
     934    TFM S.A. de C.V. -- Grupo
              Transportacion Ferroviaria
              Mexicana, 12.50%, 6/15/12....       1,011
                                             ----------
                                                  3,056
                                             ----------
Retailers (2.0%):
   1,250    Central Tractor, 10.63%,
              4/1/07 (c)...................           0
   3,750    CSK Auto, Inc., 12.00%,
              6/15/06......................       4,181

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 150

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Retailers, continued:
$  1,600    Gap Inc., 6.90%, 9/15/07.......  $    1,732
     725    Group 1 Automotive, Inc.,
              10.88%, 3/1/09...............         801
   2,100    Guitar Center, 11.00%,
              7/1/06.......................       2,163
   1,250    Mattress Discounters Corp.,
              12.63%, 7/15/07 (c)..........         131
     500    Moore North American Finance,
              7.88%, 1/15/11 (b)...........         524
     500    Rent-A-Center, 7.50%,
              5/1/10 (b)...................         528
   1,750    Rent-Way Inc., 11.88%, 6/15/10
              (b)..........................       1,811
   1,000    Saks, Inc., 8.25%, 11/15/08....       1,063
   4,000    Service Corp. International,
              7.70%, 4/15/09...............       4,100
                                             ----------
                                                 17,034
                                             ----------
Steel (1.4%):
   3,075    AK Steel Corp., 7.88%,
              2/15/09......................       2,629
     350    Ipsco, Inc., 8.75%,
              6/1/13 (b)...................         359
   1,250    LTV Corp., 11.75%,
              11/15/09 (c).................          19
   1,550    Russel Metals, Inc., 10.00%,
              6/1/09.......................       1,674
   1,250    Ryerson Tull Inc., 9.13%,
              7/15/06......................       1,220
   1,500    U.S. Steel Corp., 9.75%,
              5/15/10......................       1,530
   4,050    U.S. Steel LLC, 10.75%,
              8/1/08.......................       4,273
                                             ----------
                                                 11,704
                                             ----------
Surface Transport (0.7%):
   2,500    CP Ships Ltd., 10.38%,
              7/15/12......................       2,803
   2,630    Greyhound Lines, 11.50%,
              4/15/07......................       2,025
   1,300    Laidlaw International, Inc.,
              10.75%, 6/15/11 (b)..........       1,372
                                             ----------
                                                  6,200
                                             ----------
Telecommunications (4.5%):
   1,060    Alaska Communications Systems
              Group, Inc., 9.38%, 5/15/09..       1,065
   2,500    Avaya, Inc., 11.13%, 4/1/09....       2,750
   3,350    Convergent Communications,
              Inc., 13.00%, 4/1/08 (c).....           0
   1,000    Dobson Communications Corp.,
              10.88%, 7/1/10...............       1,085

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $ 1,250    DTI Holdings, Inc., Step Bond,
              0.00%, 3/1/08 (c)............     $     0
   2,396    Exodus Communications, Inc.,
              10.75%, 12/15/09 (c).........          36
   3,480    GCI, Inc., 9.75%, 8/1/07.......       3,557
   4,000    Global Crossing Holding Ltd.,
              9.13%, 11/15/06 (c)..........         190
      97    KPNQwest, 10.00%,
              3/15/12 (c)..................           0
   1,680    Level 3 Communications Corp.,
              11.25%, 3/15/10..............       1,596
   1,300    Lucent Technologies, 5.50%,
              11/15/08.....................       1,102
   1,500    Lucent Technologies, 6.50%,
              1/15/28......................       1,043
   4,400    Mastec, Inc., 7.75%, 2/1/08....       3,981
   1,285    MCI Communications Corp.,
              8.25%, 1/20/23 (c)...........         985
   1,000    MCI Communications Corp.,
              7.75%, 3/23/25 (c)...........         766
   3,500    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09 (c).........         223
   2,000    PSINet, Inc., Series B, 10.00%,
              2/15/05 (c)..................         138
   1,225    PSINet, Inc., 10.50%,
              12/1/06 (c)..................          84
   1,100    PSINet, Inc., 11.50%,
              11/1/08 (c)..................          76
   3,000    Qwest Capital Funding Corp.,
              7.75%, 8/15/06...............       2,805
     300    Qwest Corp., 6.13%, 11/15/05...         307
   3,692    Qwest Services Corp., 13.00%,
              12/15/07 (b).................       4,060
   1,000    Qwest Services Corp., 14.00%,
              12/15/14 (b).................       1,165
   2,318    Rural Cellular Corp., 3.74%,
              5/15/08......................       2,226
   2,086    Rural Cellular Corp., Series B,
              9.63%, 5/15/08...............       1,857
   1,000    Rural Cellular Corp., 9.75%,
              1/15/10......................         890
     800    Sprint Capital Corp., 6.13%,
              11/15/08.....................         869
   2,200    Sprint Capital Corp., 6.38%,
              5/1/09.......................       2,410
     200    U.S. West Communications,
              5.65%, 11/1/04...............         202
     750    WorldCom, Inc., 7.88%,
              5/15/03 (c)..................         227

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$  3,643    WorldCom, Inc., 6.50%,
              5/15/04 (c)..................  $    1,084
   1,000    WorldCom, Inc., 8.25%,
              5/15/10 (c)..................         298
   5,375    WorldCom, Inc., 7.50%,
              5/15/11 (c)..................       1,599
   1,000    WorldCom, Inc., 6.95%,
              8/15/28 (c)..................         298
                                             ----------
                                                 38,974
                                             ----------
Utilities (11.5%):
   1,500    AES Corp., 10.25%, 7/15/06.....       1,493
     500    AES Corp., 8.75%, 6/15/08 (b)..         498
   2,250    AES Corp., 9.50%, 6/1/09.......       2,284
     250    AES Corp., 8.88%, 2/15/11......         246
   2,000    AES Corp., 9.00%, 5/15/15 (b)..       2,100
     900    ANR Pipeline Co., 8.88%,
              3/15/10 (b)..................         988
   2,100    Calpine Canada Energy
              Financing, 8.50%, 5/1/08.....       1,649
   4,000    Calpine Corp., 8.63%, 8/15/10..       3,020
   1,450    Centerpoint Energy, Inc.,
              7.88%, 4/1/13 (b)............       1,671
   1,900    Cleco Corp., 7.00%, 5/1/08.....       1,936
     500    CMS Energy Corp., 7.00%,
              1/15/05......................         494
     450    CMS Energy Corp., 9.88%,
              10/15/07.....................         482
   2,500    CMS Energy Corp., 7.50%,
              1/15/09......................       2,484
     500    CMS Energy Corp., 8.50%,
              4/15/11......................         524
   2,000    Coastal Corp., 7.63%, 9/1/08...       1,890
   2,500    DPL, Inc., 8.25%, 3/1/07.......       2,837
   4,050    Dynegy Holdings, Inc., 8.13%,
              3/15/05......................       3,959
   4,075    Edison Mission Energy, 10.00%,
              8/15/08......................       3,871
   6,400    El Paso Corp., 7.88%,
              6/15/12 (b)..................       5,960
     500    El Paso Energy Partners, 8.50%,
              6/1/10 (b)...................         538
     900    El Paso Energy Partners, 8.50%,
              6/1/11.......................         968
     900    Gulfterra Energy Partners,
              6.25%, 6/1/10 (b)............         902

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
$  1,700    Gulfterra Energy Partners,
              10.63%, 12/1/12..............  $    1,972
   5,600    Illinois Power Corp., 11.50%,
              12/15/10 (b).................       6,425
     500    Mirant Americas LLC, 7.63%,
              5/1/06 (c)...................         388
   3,600    Mirant Americas LLC, 8.30%,
              5/1/11 (b) (c)...............       2,250
   4,055    Nevada Power Co., 10.88%,
              10/15/09.....................       4,562
   3,474    NGC Corp./Dynegy Holdings,
              Inc., 7.13%, 5/15/18.........       2,849
   1,000    Northwest Pipeline Corp.,
              8.13%, 3/1/10................       1,080
     500    Pacific Gas & Electric Co.,
              6.88%, 7/15/08 (b)...........         521
   3,000    Power Contract Financing,
              6.26%, 2/1/10................       3,035
   3,000    PSEG Energy Holdings, 7.75%,
              4/16/07 (b)..................       3,176
   1,150    Reliant Energy Resources,
              7.75%, 2/15/11...............       1,312
   1,775    Reliant Resources, Inc., 9.25%,
              7/15/10 (b)..................       1,793
   1,775    Reliant Resources, Inc., 9.50%,
              7/15/13 (b)..................       1,797
     500    Semco Energy, Inc., 7.75%,
              5/15/13 (b)..................         535
   1,800    Southern Natural Gas, 8.88%,
              3/15/10 (b)..................       1,971
   4,800    Teco Energy Inc., 10.50%,
              12/1/07......................       5,502
   5,000    Texas-New Mexico Power Co.,
              6.13%, 6/1/08 (b)............       5,031
   1,400    Transmontaigne Inc., 9.13%,
              6/1/10 (b)...................       1,482
   6,100    Western Resources, Inc., 9.75%,
              5/1/07.......................       6,862
     500    Williams Companies, Inc.,
              8.63%, 6/1/10................         525
   6,500    Williams Companies, Inc.,
              7.63%, 7/15/19...............       6,337
                                             ----------
                                                100,199
                                             ----------
  Total Corporate Bonds                         823,459
                                             ----------

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 152

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
PREFERRED STOCKS (0.3%):
Automotive (0.0%):
       0    HLI Operating Co., Inc., Series
              A, 8.00%.....................  $       14
                                             ----------
Broadcast Radio & TV (0.0%):
       4    Sinclair Capital, 11.63%.......         380
                                             ----------
Cable Television (0.0%):
       0    Classic Communications, Inc.,
              11.00% PIK...................         400
       0    Pegasus Satellite
              Communications, 12.75%,
              Series B, PIK................           1
                                             ----------
                                                    401
                                             ----------
Cellular & Wireless Telecommunications (0.0%):
       2    Metrocall Holdings Inc.,
              15.00%.......................          27
       2    Nextel Communications, Inc.,
              11.13%, PIK..................         220
                                             ----------
                                                    247
                                             ----------
Ecological Services & Equipment (0.2%):
      23    Kaiser Group Holdings, Inc.,
              7.00% (b)....................       1,017
                                             ----------
Telecommunications (0.1%):
      45    Broadwing Communications,
              12.50%.......................         776
      11    McleodUSA, Inc., 2.50%.........          79
                                             ----------
                                                    855
                                             ----------
  Total Preferred Stocks                          2,914
                                             ----------
COMMON STOCKS (0.3%):
Automotive (0.1%):
      55    Hayes Lemmerz International
              (d)..........................         647
                                             ----------
Cellular & Wireless Telecommunications (0.1%):
      44    Arch Wireless (d)..............         308
       3    Metrocall Holdings, Inc. (d)...         303
                                             ----------
                                                    611
                                             ----------
Clothing/Textiles (0.0%):
      48    Polymer Group, Inc. (d)........         317
                                             ----------
Container & Glass Products (0.0%):
       9    Continental AFA Dispensing Co.
              (d)..........................          30
                                             ----------
Ecological Services & Equipment (0.0%):
      32    Kaiser Group Holdings, Inc.
              (d)..........................         403
                                             ----------
Industrial Equipment (0.0%):
       7    IKS Corp. (d)..................          19
                                             ----------
Oil & Gas (0.0%):
      75    Coho Energy, Inc. (d)..........           0
       1    Orion Refining Corp. (d).......           0
                                             ----------
                                                      0
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retailers (0.0%):
     108    Frank's Nursery & Crafts (d)...  $      135
                                             ----------
Telecommunications (0.1%):
       8    Convergent Communications,
              Inc. (d).....................           0
       1    McleodUSA, Inc. (d)............           1
       1    Viatel Holdings Bermuda Ltd.
              (d)..........................           1
       2    Viatel, Inc. (d)...............           0
      31    Wiltel Communications, Inc.
              (d)..........................         460
       4    XO Communications, Inc. (d)....          26
                                             ----------
                                                    488
                                             ----------
  Total Common Stocks                             2,650
                                             ----------
WARRANTS (0.0%):
Automotive (0.0%):
       3    Hayes Lemmerz International,
              Inc. ........................           0
                                             ----------
Cable Television (0.0%):
       0    UIH Australia/Pacific..........           0
                                             ----------
Telecommunications (0.0%):
       6    DTI Holdings, Inc. ............           0
      24    McleodUSA, Inc. ...............          10
       1    Pathnet, Inc. .................           0
       7    XO Communications, Inc., Series
              A............................          19
       5    XO Communications, Inc., Series
              B............................           9
       5    XO Communications, Inc., Series
              C............................           3
                                             ----------
                                                     41
                                             ----------
  Total Warrants                                     41
                                             ----------
RIGHTS (0.0%):
Ecological Services & Equipment (0.0%):
      31    Kaiser Group Holdings, Inc.
              (b)..........................           0
                                             ----------
  Total Rights                                        0
                                             ----------
INVESTMENT COMPANIES (3.3%):
  28,093    One Group Prime Money Market
              Fund, Class I (e)............      28,093
                                             ----------
  Total Investment Companies                     28,093
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (26.4%):
$227,176    Pool of various securities for
              One Group Bond
              Funds -- footnote 2
              (Securities Lending).........     227,176
                                             ----------
  Total Short-Term Securities Held as
  Collateral for
    Securities Lending
                                                227,176
                                             ----------
Total (Cost $1,119,751) (a)                  $1,084,333
                                             ==========

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

------------

Percentages indicated are based on net assets of $861,963.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 54,928
                   Unrealized depreciation......................   (90,346)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(35,418)
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Non-income producing security.

(e) Investment in affiliate.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 154

One Group Mutual Funds
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
Abbreviations

ARM          Adjustable Rate Mortgage

CMO          Collateralized Mortgage Obligations

CMT          Collateralized Mortgage Trust

HB High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

GO           General Obligations

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
             The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK          Paid in Kind

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                              ULTRA
                                                            SHORT-TERM    SHORT-TERM    INTERMEDIATE                    INCOME
                                                            BOND FUND     BOND FUND      BOND FUND      BOND FUND     BOND FUND
                                                            ----------    ----------    ------------    ----------    ----------
ASSETS:
Investments, at cost......................................  $2,311,799    $1,495,925     $2,302,087     $5,654,813    $1,528,814
Unrealized appreciation (depreciation) from investments...      16,601        36,198         92,122        239,280        76,697
                                                            ----------    ----------     ----------     ----------    ----------
Investments, at value.....................................   2,328,400     1,532,123      2,394,209      5,894,093     1,605,511
Cash......................................................          --(a)         --             --             --            --(a)
Interest and dividends receivable.........................       6,765        12,084         18,649         43,129        14,922
Receivable for capital shares issued......................      12,869         3,138          2,559          2,221           248
Receivable from brokers for investments sold..............       1,036           650             --            131            18
Prepaid expenses..........................................          22            14             23             55            17
                                                            ----------    ----------     ----------     ----------    ----------
Total Assets..............................................   2,349,092     1,548,009      2,415,440      5,939,629     1,620,716
                                                            ----------    ----------     ----------     ----------    ----------
LIABILITIES:
Dividends payable.........................................       4,349         3,193          8,143         20,470         5,381
Payable to brokers for investments purchased..............       1,042            --          5,434         13,058         2,495
Payable for capital shares redeemed.......................       5,639           263            354          7,416            48
Payable for return of collateral received for securities
 on loan..................................................          --       282,641        322,561        840,800       240,593
Accrued expenses and other payables:
 Investment advisory fees.................................         472           350            641          1,633           488
 Administration fees......................................         306           166            280            676           183
 Distribution fees........................................         586           151            341            280            30
 Other....................................................         432           228          8,434          1,505           647
                                                            ----------    ----------     ----------     ----------    ----------
Total Liabilities.........................................      12,826       286,992        346,188        885,838       249,865
                                                            ----------    ----------     ----------     ----------    ----------
NET ASSETS:
Capital...................................................   2,332,541     1,235,570      1,987,115      4,828,408     1,320,630
Undistributed (distributions in excess of) net investment
 income...................................................         261           372           (476)          (556)         (512)
Accumulated undistributed net realized gains (losses) from
 investment transactions..................................     (13,137)      (11,123)        (9,509)       (13,341)      (25,964)
Net unrealized appreciation (depreciation) from
 investments..............................................      16,601        36,198         92,122        239,280        76,697
                                                            ----------    ----------     ----------     ----------    ----------
Net Assets................................................  $2,336,266    $1,261,017     $2,069,252     $5,053,791    $1,370,851
                                                            ==========    ==========     ==========     ==========    ==========
NET ASSETS:
 Class I..................................................  $1,127,169    $  923,772     $1,362,926     $4,365,709    $1,276,529
 Class A..................................................     366,214       128,309        334,574        429,859        75,575
 Class B..................................................     101,749        51,994        185,642        134,915        15,226
 Class C..................................................     741,134       156,942        186,110        123,308         3,521
                                                            ----------    ----------     ----------     ----------    ----------
Total.....................................................  $2,336,266    $1,261,017     $2,069,252     $5,053,791    $1,370,851
                                                            ==========    ==========     ==========     ==========    ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
 Class I..................................................     113,037        85,000        123,811        390,518       157,621
 Class A..................................................      36,724        11,817         30,392         38,449         9,326
 Class B..................................................      10,274         4,755         17,063         12,077         1,872
 Class C..................................................      74,915        14,371         17,105         10,982           433
                                                            ----------    ----------     ----------     ----------    ----------
Total.....................................................     234,950       115,943        188,371        452,026       169,252
                                                            ==========    ==========     ==========     ==========    ==========
Net Asset Value
 Class I -- Offering and redemption price per share.......  $     9.97    $    10.87     $    11.01     $    11.18    $     8.10
                                                            ==========    ==========     ==========     ==========    ==========
 Class A -- Redemption price per share....................  $     9.97    $    10.86     $    11.01     $    11.18    $     8.10
                                                            ==========    ==========     ==========     ==========    ==========
     Maximum sales charge.................................       3.00%         3.00%          4.50%          4.50%         4.50%
                                                            ==========    ==========     ==========     ==========    ==========
     Maximum offering price per share (100%/(100% -maximum
       sales charge) of net asset value adjusted to the
       nearest cent)......................................  $    10.28    $    11.20     $    11.53     $    11.71    $     8.48
                                                            ==========    ==========     ==========     ==========    ==========
 Class B -- Offering price per share (b)..................  $     9.90    $    10.93     $    10.88     $    11.17    $     8.14
                                                            ==========    ==========     ==========     ==========    ==========
 Class C -- Offering price per share (b)..................  $     9.89    $    10.92     $    10.88     $    11.23    $     8.14
                                                            ==========    ==========     ==========     ==========    ==========

------------

(a) Amount is less than $1,000.

(b) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 156

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                 MORTGAGE-                     TREASURY &
                                                                  BACKED         GOVERNMENT      AGENCY       HIGH YIELD
                                                              SECURITIES FUND    BOND FUND        FUND        BOND FUND
                                                              ---------------    ----------    -----------    ----------
ASSETS:
Investments, at cost........................................    $1,132,804       $1,055,912     $255,005      $1,119,751
Unrealized appreciation (depreciation) from investments.....        21,232           85,270       12,739         (35,418)
                                                                ----------       ----------     --------      ----------
Investments, at value.......................................     1,154,036        1,141,182      267,744       1,084,333
Cash........................................................            --(a)            --           --              --
Interest and dividends receivable...........................         6,989            6,745        3,544          15,820
Receivable for capital shares issued........................            48            2,335          425             739
Receivable from brokers for investments sold................            65               76           --           7,200
Prepaid expenses............................................            12               13            3               8
                                                                ----------       ----------     --------      ----------
Total Assets................................................     1,161,150        1,150,351      271,716       1,108,100
                                                                ----------       ----------     --------      ----------
LIABILITIES:
Dividends payable...........................................         4,494            3,964          702           5,475
Payable to brokers for investments purchased................         3,102               --           --          12,327
Payable for capital shares redeemed.........................           279              341           76             277
Payable for return of collateral received for securities on
 loan.......................................................         1,229           35,041       13,423         227,176
Accrued expenses and other payables:
 Investment advisory fees...................................           209              367           43             450
 Administration fees........................................           153              148           35             112
 Distribution fees..........................................             3              200           75              63
 Other......................................................           237              182           62             257
                                                                ----------       ----------     --------      ----------
Total Liabilities...........................................         9,706           40,243       14,416         246,137
                                                                ----------       ----------     --------      ----------
NET ASSETS:
Capital.....................................................     1,136,455        1,043,681      243,714         906,712
Undistributed (distributions in excess of) net investment
 income.....................................................        (2,848)             152            7             235
Accumulated undistributed net realized gains (losses) from
 investment transactions....................................        (3,395)         (18,995)         840          (9,566)
Net unrealized appreciation (depreciation) from
 investments................................................        21,232           85,270       12,739         (35,418)
                                                                ----------       ----------     --------      ----------
Net Assets..................................................    $1,151,444       $1,110,108     $257,300      $  861,963
                                                                ==========       ==========     ========      ==========
NET ASSETS:
 Class I....................................................    $1,137,661       $  727,267     $ 51,797      $  715,924
 Class A....................................................        13,783          152,028      126,395          82,386
 Class B....................................................                        155,876       79,108          32,796
 Class C....................................................                         74,937                       30,857
                                                                ----------       ----------     --------      ----------
Total.......................................................    $1,151,444       $1,110,108     $257,300      $  861,963
                                                                ==========       ==========     ========      ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
 Class I....................................................       105,828           68,236        4,817          90,276
 Class A....................................................         1,266           14,252       11,744          10,401
 Class B....................................................                         14,625        7,358           4,134
 Class C....................................................                          7,034                        3,891
                                                                ----------       ----------     --------      ----------
Total.......................................................       107,094          104,147       23,919         108,702
                                                                ==========       ==========     ========      ==========
Net Asset Value
 Class I -- Offering and redemption price per share.........    $    10.75       $    10.66     $  10.75      $     7.93
                                                                ==========       ==========     ========      ==========
 Class A -- Redemption price per share......................    $    10.89       $    10.67     $  10.76      $     7.92
                                                                ==========       ==========     ========      ==========
     Maximum sales charge...................................         4.50%            4.50%        3.00%           4.50%
                                                                ==========       ==========     ========      ==========
     Maximum offering price per share (100%/(100% - maximum
       sales charge) of net asset value adjusted to the
       nearest cent)........................................    $    11.40       $    11.17     $  11.09      $     8.29
                                                                ==========       ==========     ========      ==========
 Class B -- Offering price per share (b)....................                     $    10.66     $  10.75      $     7.93
                                                                                 ==========     ========      ==========
 Class C -- Offering price per share (b)....................                     $    10.65                   $     7.93
                                                                                 ==========                   ==========

------------

(a) Amount is less than $1,000.
(b) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)

                                                      ULTRA
                                                     SHORT-       SHORT-
                                                      TERM         TERM
                                                      BOND         BOND       INTERMEDIATE                  INCOME
                                                      FUND         FUND        BOND FUND      BOND FUND    BOND FUND
                                                    ---------    ---------    ------------    ---------    ---------
INVESTMENT INCOME:
Interest income...................................   $51,928      $44,518       $112,414      $264,409     $ 88,214
Dividend income from affiliates...................       747          203            453         1,211          298
Income from securities lending....................        --          541            478         1,223          452
                                                     -------      -------       --------      --------     --------
Total Income......................................    52,675       45,262        113,345       266,843       88,964
                                                     -------      -------       --------      --------     --------
EXPENSES:
Investment advisory fees..........................     9,499        6,571         11,169        24,981        8,150
Administration fees...............................     2,787        1,767          3,003         6,718        2,192
Distribution fees (Class A).......................       909          352            991         1,269          226
Distribution fees (Class B).......................       736          317          1,405         1,119          141
Distribution fees (Class C).......................     5,324          925          1,443         1,002           24
Custodian fees....................................        98           73            106           166           91
Interest expense..................................        --            7              3            --            7
Legal and audit fees..............................        22           12             22            39           15
Trustees' fees and expenses.......................        21           11             24            49           19
Transfer agent fees...............................       468          235            698         1,818          403
Registration and filing fees......................       219           79            110           239           68
Printing and mailing costs........................        54           25             57           116           55
Other.............................................       134          120            170           220          158
                                                     -------      -------       --------      --------     --------
Total expenses before waivers.....................    20,271       10,494         19,201        37,736       11,549
Less waivers......................................    (7,288)      (3,279)        (5,057)       (9,884)      (2,537)
                                                     -------      -------       --------      --------     --------
Net Expenses......................................    12,983        7,215         14,144        27,852        9,012
                                                     -------      -------       --------      --------     --------
Net Investment Income.............................    39,692       38,047         99,201       238,991       79,952
                                                     -------      -------       --------      --------     --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions....................................    (1,302)         347         (5,273)       (1,459)       2,456
Net change in unrealized appreciation
  (depreciation) from investments.................     6,525       14,371         56,395       124,109       48,148
                                                     -------      -------       --------      --------     --------
Net realized/unrealized gains (losses) from
  investments.....................................     5,223       14,718         51,122       122,650       50,604
                                                     -------      -------       --------      --------     --------
Change in net assets resulting from operations....   $44,915      $52,765       $150,323      $361,641     $130,556
                                                     =======      =======       ========      ========     ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 158

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)

                                                            MORTGAGE-                     TREASURY &
                                                             BACKED         GOVERNMENT      AGENCY       HIGH YIELD
                                                         SECURITIES FUND    BOND FUND        FUND        BOND FUND
                                                         ---------------    ----------    -----------    ----------
INVESTMENT INCOME:
Interest income........................................      $53,746         $60,881        $11,090       $ 63,425
Dividend income........................................           --              --             --            159
Dividend income from affiliates........................          393             507             87            254
Income from securities lending.........................            9             233             73            503
                                                             -------         -------        -------       --------
Total Income...........................................       54,148          61,621         11,250         64,341
                                                             -------         -------        -------       --------
EXPENSES:
Investment advisory fees...............................        3,175           4,733          1,057          4,772
Administration fees....................................        1,464           1,697            427          1,026
Distribution fees (Class A)............................           22             439            471            170
Distribution fees (Class B)............................           --           1,279            739            176
Distribution fees (Class C)............................           --             546             --            177
Custodian fees.........................................           81              46              9             50
Legal and audit fees...................................           17              12              7             11
Trustees' fees and expenses............................           13              11              3              8
Transfer agent fees....................................           27             490             38            364
Registration and filing fees...........................           66              59             38             65
Printing and mailing costs.............................           31              27              7             23
Other..................................................          141              63             15             77
                                                             -------         -------        -------       --------
Total expenses before waivers..........................        5,037           9,402          2,811          6,919
Less waivers...........................................       (1,392)           (882)          (857)          (831)
                                                             -------         -------        -------       --------
Net Expenses...........................................        3,645           8,520          1,954          6,088
                                                             -------         -------        -------       --------
Net Investment Income..................................       50,503          53,101          9,296         58,253
                                                             -------         -------        -------       --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions.........................................          785             785          4,062          4,713
Net change in unrealized appreciation (depreciation)
  from investments.....................................       (9,787)         38,090          6,308         62,576
                                                             -------         -------        -------       --------
Net realized/unrealized gains (losses) from
  investments..........................................       (9,002)         38,875         10,370         67,289
                                                             -------         -------        -------       --------
Change in net assets resulting from operations.........      $41,501         $91,976        $19,666       $125,542
                                                             =======         =======        =======       ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                            ULTRA SHORT-TERM              SHORT-TERM                INTERMEDIATE
                                               BOND FUND                  BOND FUND                  BOND FUND
                                        ------------------------    ----------------------    ------------------------
                                               YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                                JUNE 30,                   JUNE 30,                   JUNE 30,
                                        ------------------------    ----------------------    ------------------------
                                           2003          2002          2003         2002         2003          2002
                                        ----------    ----------    ----------    --------    ----------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...............  $   39,692    $   22,991    $   38,047    $ 38,050    $   99,201    $   89,818
  Net realized gains (losses) from
    investments.......................      (1,302)         (943)          347       1,849        (5,273)        5,497
  Net change in unrealized
    appreciation (depreciation) from
    investments.......................       6,525         7,790        14,371      10,776        56,395        21,491
                                        ----------    ----------    ----------    --------    ----------    ----------
Change in net assets resulting from
  operations..........................      44,915        29,838        52,765      50,675       150,323       116,806
                                        ----------    ----------    ----------    --------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..........     (24,866)      (16,929)      (33,312)    (36,306)      (72,013)      (69,682)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..........      (6,801)       (3,969)       (3,644)     (1,592)      (15,199)      (13,081)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..........      (1,595)         (896)         (996)       (396)       (6,818)       (3,734)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income..........     (11,501)       (2,722)(a)    (2,933)       (615)(a)    (6,988)       (3,896)
                                        ----------    ----------    ----------    --------    ----------    ----------
Change in net assets from shareholder
  distributions.......................     (44,763)      (24,516)      (40,885)    (38,909)     (101,018)      (90,393)
                                        ----------    ----------    ----------    --------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions........................   1,295,931       669,959       342,115     196,086       414,607       167,555
                                        ----------    ----------    ----------    --------    ----------    ----------
Change in net assets..................   1,296,083       675,281       353,995     207,852       463,912       193,968
NET ASSETS:
  Beginning of period.................   1,040,183       364,902       907,022     699,170     1,605,340     1,411,372
                                        ----------    ----------    ----------    --------    ----------    ----------
  End of period.......................  $2,336,266    $1,040,183    $1,261,017    $907,022    $2,069,252    $1,605,340
                                        ==========    ==========    ==========    ========    ==========    ==========

------------
(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 160

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                             INCOME                MORTGAGE-BACKED
                                               BOND FUND                   BOND FUND               SECURITIES FUND
                                        ------------------------    ------------------------    ----------------------
                                               YEAR ENDED                  YEAR ENDED                 YEAR ENDED
                                                JUNE 30,                    JUNE 30,                   JUNE 30,
                                        ------------------------    ------------------------    ----------------------
                                           2003          2002          2003          2002          2003         2002
                                        ----------    ----------    ----------    ----------    ----------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...............  $  238,991    $  174,727    $   79,952    $   84,904    $   50,503    $ 34,031
  Net realized gains (losses) from
    investment transactions...........      (1,459)        2,922         2,456         1,156           785         166
  Net change in unrealized
    appreciation (depreciation) from
    investments.......................     124,109        63,083        48,148         9,053        (9,787)     17,600
                                        ----------    ----------    ----------    ----------    ----------    --------
Change in net assets resulting from
  operations..........................     361,641       240,732       130,556        95,113        41,501      51,797
                                        ----------    ----------    ----------    ----------    ----------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..........    (206,622)     (163,050)      (76,212)      (80,396)      (57,222)    (33,374)
  From net realized gains from
    investment transactions...........      (4,383)       (6,856)           --            --          (514)       (575)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..........     (19,818)      (13,033)       (3,714)       (3,505)         (368)        (19)
  From net realized gains from
    investment transactions...........        (430)         (550)           --            --            (1)         --(a)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..........      (5,461)       (3,168)         (710)         (723)
  From net realized gains from
    investment transactions...........        (139)         (133)           --            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income..........      (4,901)       (1,913)         (124)          (66)
  From net realized gains from
    investment transactions...........        (123)          (59)           --            --
                                        ----------    ----------    ----------    ----------    ----------    --------
Change in net assets from shareholder
  distributions.......................    (241,877)     (188,762)      (80,760)      (84,690)      (58,105)    (33,968)
                                        ----------    ----------    ----------    ----------    ----------    --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions........................   1,657,632       911,269       (63,041)      (36,657)      552,768     239,665
                                        ----------    ----------    ----------    ----------    ----------    --------
Change in net assets..................   1,777,396       963,239       (13,245)      (26,234)      536,164     257,494
NET ASSETS:
  Beginning of period.................   3,276,395     2,313,156     1,384,096     1,410,330       615,280     357,786
                                        ----------    ----------    ----------    ----------    ----------    --------
  End of period.......................  $5,053,791    $3,276,395    $1,370,851    $1,384,096    $1,151,444    $615,280
                                        ==========    ==========    ==========    ==========    ==========    ========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                     GOVERNMENT               TREASURY &              HIGH YIELD
                                                     BOND FUND               AGENCY FUND              BOND FUND
                                               ----------------------    --------------------    --------------------
                                                     YEAR ENDED               YEAR ENDED              YEAR ENDED
                                                      JUNE 30,                 JUNE 30,                JUNE 30,
                                               ----------------------    --------------------    --------------------
                                                  2003         2002        2003        2002        2003        2002
                                               ----------    --------    --------    --------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income......................  $   53,101    $ 52,505    $  9,296    $  9,588    $ 58,253    $ 40,841
  Net realized gains (losses) from investment
    transactions.............................         785       2,551       4,062         945       4,713      (4,624)
  Net change in unrealized appreciation
    (depreciation) from investments..........      38,090      28,484       6,308       4,302      62,576     (51,959)
                                               ----------    --------    --------    --------    --------    --------
Change in net assets resulting from
  operations.................................      91,976      83,540      19,666      14,835     125,542     (15,742)
                                               ----------    --------    --------    --------    --------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income.................     (38,780)    (44,621)     (2,153)     (2,533)    (51,002)    (36,282)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income.................      (6,306)     (3,586)     (4,846)     (4,561)     (4,312)     (2,696)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income.................      (5,668)     (3,526)     (2,303)     (2,481)     (1,486)       (867)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income.................      (2,428)     (1,051)                             (1,489)       (811)
                                               ----------    --------    --------    --------    --------    --------
Change in net assets from shareholder
  distributions..............................     (53,182)    (52,784)     (9,302)     (9,575)    (58,289)    (40,656)
                                               ----------    --------    --------    --------    --------    --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...............................      95,984      13,637       2,146      62,213     269,642     201,693
                                               ----------    --------    --------    --------    --------    --------
Change in net assets.........................     134,778      44,393      12,510      67,473     336,895     145,295
NET ASSETS:
  Beginning of period........................     975,330     930,937     244,790     177,317     525,068     379,773
                                               ----------    --------    --------    --------    --------    --------
  End of period..............................  $1,110,108    $975,330    $257,300    $244,790    $861,963    $525,068
                                               ==========    ========    ========    ========    ========    ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 162

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                              ULTRA SHORT-TERM           SHORT-TERM             INTERMEDIATE
                                                 BOND FUND                BOND FUND               BOND FUND
                                           ----------------------   ---------------------   ---------------------
                                                 YEAR ENDED              YEAR ENDED              YEAR ENDED
                                                  JUNE 30,                JUNE 30,                JUNE 30,
                                           ----------------------   ---------------------   ---------------------
                                              2003        2002        2003        2002        2003        2002
                                           ----------   ---------   ---------   ---------   ---------   ---------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued............  $1,030,530   $ 398,325   $ 627,245   $ 536,667   $ 633,483   $ 417,933
  Dividends reinvested...................       9,625       3,473      10,151       1,786      24,901      25,104
  Cost of shares redeemed................    (494,803)   (123,350)   (534,839)   (409,145)   (514,784)   (410,606)
                                           ----------   ---------   ---------   ---------   ---------   ---------
Change in net assets from Class I capital
  transactions...........................  $  545,352   $ 278,448   $ 102,557   $ 129,308   $ 143,600   $  32,431
                                           ==========   =========   =========   =========   =========   =========
CLASS A SHARES:
  Proceeds from shares issued............  $  379,232   $ 176,045   $ 142,382   $  39,159   $ 177,580   $ 143,939
  Dividends reinvested...................       4,891       3,068       2,262       1,003      12,596      11,535
  Cost of shares redeemed................    (180,334)    (71,456)    (66,401)    (15,370)    (96,771)   (116,762)
                                           ----------   ---------   ---------   ---------   ---------   ---------
Change in net assets from Class A capital
  transactions...........................  $  203,789   $ 107,657   $  78,243   $  24,792   $  93,405   $  38,712
                                           ==========   =========   =========   =========   =========   =========
CLASS B SHARES:
  Proceeds from shares issued............  $   73,684   $  35,144   $  43,886   $  10,988   $ 114,804   $  49,392
  Dividends reinvested...................       1,254         665         766         301       5,026       2,825
  Cost of shares redeemed................     (15,671)     (5,314)     (7,183)     (2,030)    (24,101)    (11,343)
                                           ----------   ---------   ---------   ---------   ---------   ---------
Change in net assets from Class B capital
  transactions...........................  $   59,267   $  30,495   $  37,469   $   9,259   $  95,729   $  40,874
                                           ==========   =========   =========   =========   =========   =========
CLASS C SHARES:
  Proceeds from shares issued............  $  920,937   $ 330,969(a) $ 194,588  $  50,855(a) $ 122,265  $  74,157
  Dividends reinvested...................       9,277       1,767(a)     2,246        325(a)     5,297      3,365
  Cost of shares redeemed................    (442,691)    (79,377)(a)  (72,988)   (18,453)(a)  (45,689)   (21,984)
                                           ----------   ---------   ---------   ---------   ---------   ---------
Change in net assets from Class C capital
  transactions...........................  $  487,523   $ 253,359(a) $ 123,846  $  32,727(a) $  81,873  $  55,538
                                           ==========   =========   =========   =========   =========   =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.................................     103,194      40,161      57,787      50,112      57,934      39,148
  Reinvested.............................         965         351         936         167       2,286       2,349
  Redeemed...............................     (49,539)    (12,440)    (49,252)    (38,158)    (47,018)    (38,415)
                                           ----------   ---------   ---------   ---------   ---------   ---------
Change in Class I Shares.................      54,620      28,072       9,471      12,121      13,202       3,082
                                           ==========   =========   =========   =========   =========   =========
CLASS A SHARES:
  Issued.................................      37,977      17,743      13,123       3,655      16,241      13,428
  Reinvested.............................         490         310         209          94       1,155       1,079
  Redeemed...............................     (18,059)     (7,203)     (6,111)     (1,433)     (8,863)    (10,894)
                                           ----------   ---------   ---------   ---------   ---------   ---------
Change in Class A Shares.................      20,408      10,850       7,221       2,316       8,533       3,613
                                           ==========   =========   =========   =========   =========   =========
CLASS B SHARES:
  Issued.................................       7,429       3,564       4,017       1,018      10,628       4,652
  Reinvested.............................         127          68          70          28         466         267
  Redeemed...............................      (1,580)       (539)       (658)       (188)     (2,229)     (1,072)
                                           ----------   ---------   ---------   ---------   ---------   ---------
Change in Class B Shares.................       5,976       3,093       3,429         858       8,865       3,847
                                           ==========   =========   =========   =========   =========   =========
CLASS C SHARES:
  Issued.................................      92,957      33,590(a)    17,825      4,715(a)    11,305      6,987
  Reinvested.............................         937         180(a)       206         30(a)       491        318
  Redeemed...............................     (44,693)     (8,056)(a)   (6,688)    (1,717)(a)   (4,227)    (2,077)
                                           ----------   ---------   ---------   ---------   ---------   ---------
Change in Class C Shares.................      49,201      25,714(a)    11,343      3,028(a)     7,569      5,228
                                           ==========   =========   =========   =========   =========   =========

------------

(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                                                               MORTGAGE-BACKED
                                                 BOND FUND             INCOME BOND FUND        SECURITIES FUND
                                          ------------------------   ---------------------   -------------------
                                                 YEAR ENDED               YEAR ENDED             YEAR ENDED
                                                  JUNE 30,                 JUNE 30,               JUNE 30,
                                          ------------------------   ---------------------   -------------------
                                             2003          2002        2003        2002        2003       2002
                                          -----------   ----------   ---------   ---------   --------   --------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...........  $ 2,265,903   $1,170,965   $ 202,266   $ 154,907   $541,183   $225,009
  Dividends reinvested..................      133,640       73,300       7,561       8,209     39,880     28,234
  Cost of shares redeemed...............   (1,012,193)    (510,176)   (292,350)   (197,659)   (40,923)   (14,890)
                                          -----------   ----------   ---------   ---------   --------   --------
Change in net assets from Class I
  capital transactions..................  $ 1,387,350   $  734,089   $ (82,523)  $ (34,543)  $540,140   $238,353
                                          ===========   ==========   =========   =========   ========   ========
CLASS A SHARES:
  Proceeds from shares issued...........  $   279,222   $  184,282   $  32,919   $  21,595   $ 15,345   $  1,580
  Dividends reinvested..................       16,460       10,755       2,248       2,349        166         14
  Cost of shares redeemed...............     (138,690)    (106,966)    (19,069)    (26,309)    (2,883)      (282)
                                          -----------   ----------   ---------   ---------   --------   --------
Change in net assets from Class A
  capital transactions..................  $   156,992   $   88,071   $  16,098   $  (2,365)  $ 12,628   $  1,312
                                          ===========   ==========   =========   =========   ========   ========
CLASS B SHARES:
  Proceeds from shares issued...........  $    72,715   $   46,128   $   5,389   $   3,632
  Dividends reinvested..................        3,563        2,187         574         603
  Cost of shares redeemed...............      (20,462)      (9,384)     (4,459)     (4,675)
                                          -----------   ----------   ---------   ---------
Change in net assets from Class B
  capital transactions..................  $    55,816   $   38,931   $   1,504   $    (440)
                                          ===========   ==========   =========   =========
CLASS C SHARES:
  Proceeds from shares issued...........  $    76,330   $   54,396   $   2,434   $   1,373
  Dividends reinvested..................        3,268        1,224          94          56
  Cost of shares redeemed...............      (22,124)      (5,442)       (648)       (738)
                                          -----------   ----------   ---------   ---------
Change in net assets from Class C
  capital transactions..................  $    57,474   $   50,178   $   1,880   $     691
                                          ===========   ==========   =========   =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued................................      204,004      108,391      25,347      19,774     49,513     20,974
  Reinvested............................       12,060        6,780         953       1,046      3,660      2,647
  Redeemed..............................      (91,182)     (47,114)    (36,706)    (25,126)    (3,746)    (1,390)
                                          -----------   ----------   ---------   ---------   --------   --------
Change in Class I Shares................      124,882       68,057     (10,406)     (4,306)    49,427     22,231
                                          ===========   ==========   =========   =========   ========   ========
CLASS A SHARES:
  Issued................................       25,207       17,038       4,121       2,739      1,391        146
  Reinvested............................        1,486          997         283         299         15          1
  Redeemed..............................      (12,505)      (9,893)     (2,396)     (3,368)      (262)       (26)
                                          -----------   ----------   ---------   ---------   --------   --------
Change in Class A Shares................       14,188        8,142       2,008        (330)     1,144        121
                                          ===========   ==========   =========   =========   ========   ========
CLASS B SHARES:
  Issued................................        6,568        4,268         675         457
  Reinvested............................          322          203          72          77
  Redeemed..............................       (1,844)        (869)       (559)       (597)
                                          -----------   ----------   ---------   ---------
Change in Class B Shares................        5,046        3,602         188         (63)
                                          ===========   ==========   =========   =========
CLASS C SHARES:
  Issued................................        6,859        5,016         304         174
  Reinvested............................          294          113          12           7
  Redeemed..............................       (1,983)        (502)        (81)        (94)
                                          -----------   ----------   ---------   ---------
Change in Class C Shares................        5,170        4,627         235          87
                                          ===========   ==========   =========   =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 164

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                    GOVERNMENT             TREASURY &             HIGH YIELD
                                                     BOND FUND             AGENCY FUND            BOND FUND
                                               ---------------------   -------------------   --------------------
                                                    YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                     JUNE 30,               JUNE 30,               JUNE 30,
                                               ---------------------   -------------------   --------------------
                                                 2003        2002        2003       2002       2003        2002
                                               ---------   ---------   --------   --------   ---------   --------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued................  $ 111,057   $  83,254   $ 12,531   $ 19,938   $ 383,800   $237,111
  Dividends reinvested.......................      2,251       2,642        476        538       5,358      9,089
  Cost of shares redeemed....................   (201,394)   (140,006)   (18,326)   (18,513)   (197,791)   (77,275)
                                               ---------   ---------   --------   --------   ---------   --------
Change in net assets from Class I capital
  transactions...............................  $ (88,086)  $ (54,110)  $ (5,319)  $  1,963   $ 191,367   $168,925
                                               =========   =========   ========   ========   =========   ========
CLASS A SHARES:
  Proceeds from shares issued................  $ 137,998   $  43,305   $ 50,000   $ 78,711   $ 104,334   $ 47,329
  Dividends reinvested.......................      4,068       2,831      3,425      3,189       2,668      2,079
  Cost of shares redeemed....................    (67,608)    (26,460)   (56,288)   (26,218)    (63,906)   (29,664)
                                               ---------   ---------   --------   --------   ---------   --------
Change in net assets from Class A capital
  transactions...............................  $  74,458   $  19,676   $ (2,863)  $ 55,682   $  43,096   $ 19,744
                                               =========   =========   ========   ========   =========   ========
CLASS B SHARES:
  Proceeds from shares issued................  $  91,985   $  39,968   $ 20,558   $ 16,419   $  21,541   $  7,298
  Dividends reinvested.......................      4,585       2,864      1,826      1,894         710        479
  Cost of shares redeemed....................    (28,897)    (15,983)   (12,056)   (13,745)     (3,213)    (3,488)
                                               ---------   ---------   --------   --------   ---------   --------
Change in net assets from Class B capital
  transactions...............................  $  67,673   $  26,849   $ 10,328   $  4,568   $  19,038   $  4,289
                                               =========   =========   ========   ========   =========   ========
CLASS C SHARES:
  Proceeds from shares issued................  $  56,725   $  26,904                         $  19,702   $ 10,580
  Dividends reinvested.......................      1,785         823                             1,165        701
  Cost of shares redeemed....................    (16,571)     (6,505)                           (4,726)    (2,546)
                                               ---------   ---------                         ---------   --------
Change in net assets from Class C capital
  transactions...............................  $  41,939   $  21,222                         $  16,141   $  8,735
                                               =========   =========                         =========   ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.....................................     10,461       8,230      1,180      1,951      52,619     30,128
  Reinvested.................................        214         261         45         53         740      1,150
  Redeemed...................................    (19,046)    (13,758)    (1,718)    (1,813)    (27,128)    (9,839)
                                               ---------   ---------   --------   --------   ---------   --------
Change in Class I Shares.....................     (8,371)     (5,267)      (493)       191      26,231     21,439
                                               =========   =========   ========   ========   =========   ========
CLASS A SHARES:
  Issued.....................................     13,006       4,250      4,691      7,653      14,132      5,991
  Reinvested.................................        385         279        323        312         369        264
  Redeemed...................................     (6,368)     (2,616)    (5,277)    (2,562)     (8,587)    (3,793)
                                               ---------   ---------   --------   --------   ---------   --------
Change in Class A Shares.....................      7,023       1,913       (263)     5,403       5,914      2,462
                                               =========   =========   ========   ========   =========   ========
CLASS B SHARES:
  Issued.....................................      8,695       3,923      1,933      1,603       2,897        920
  Reinvested.................................        434         282        172        185          97         60
  Redeemed...................................     (2,728)     (1,576)    (1,133)    (1,345)       (442)      (443)
                                               ---------   ---------   --------   --------   ---------   --------
Change in Class B Shares.....................      6,401       2,629        972        443       2,552        537
                                               =========   =========   ========   ========   =========   ========
CLASS C SHARES:
  Issued.....................................      5,361       2,641                             2,652      1,327
  Reinvested.................................        169          81                               161         89
  Redeemed...................................     (1,566)       (641)                             (648)      (325)
                                               ---------   ---------                         ---------   --------
Change in Class C Shares.....................      3,964       2,081                             2,165      1,091
                                               =========   =========                         =========   ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

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

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--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS I)
 Year Ended June 30, 2003.......   $ 9.95       $0.27          $ 0.04         $ 0.31       $(0.29)      $   --         $(0.29)
 Year Ended June 30, 2002.......     9.86        0.40            0.10           0.50        (0.41)          --          (0.41)
 Year Ended June 30, 2001.......     9.73        0.62            0.13           0.75        (0.62)          --          (0.62)
 Year Ended June 30, 2000.......     9.77        0.58           (0.04)          0.54        (0.58)          --          (0.58)
 Year Ended June 30, 1999.......     9.87        0.56           (0.11)          0.45        (0.55)          --          (0.55)

SHORT-TERM BOND FUND (CLASS I)
 Year Ended June 30, 2003.......    10.73        0.39            0.17           0.56        (0.42)          --          (0.42)
 Year Ended June 30, 2002.......    10.57        0.51            0.18           0.69        (0.53)          --          (0.53)
 Year Ended June 30, 2001.......    10.29        0.60            0.28           0.88        (0.60)          --          (0.60)
 Year Ended June 30, 2000.......    10.40        0.59           (0.11)          0.48        (0.59)          --          (0.59)
 Year Ended June 30, 1999.......    10.51        0.59           (0.11)          0.48        (0.59)          --          (0.59)

INTERMEDIATE BOND FUND (CLASS I)
 Year Ended June 30, 2003.......    10.70        0.59            0.33           0.92        (0.61)          --          (0.61)
 Year Ended June 30, 2002.......    10.50        0.65            0.21           0.86        (0.66)          --          (0.66)
 Year Ended June 30, 2001.......    10.07        0.63            0.43           1.06        (0.63)          --          (0.63)
 Year Ended June 30, 2000.......    10.28        0.62           (0.21)          0.41        (0.62)          --          (0.62)
 Six Months Ended June 30, 1999
   (b)..........................    10.61        0.32           (0.33)         (0.01)       (0.32)          --          (0.32)
 Year Ended December 31, 1998...    10.48        0.63            0.14           0.77        (0.64)          --          (0.64)

BOND FUND (CLASS I)
 Year Ended June 30, 2003.......    10.82        0.64            0.36           1.00        (0.63)       (0.01)         (0.64)
 Year Ended June 30, 2002.......    10.59        0.69            0.28           0.97        (0.71)       (0.03)         (0.74)
 Year Ended June 30, 2001.......    10.08        0.67            0.50           1.17        (0.66)          --          (0.66)
 Year Ended June 30, 2000.......    10.34        0.65           (0.26)          0.39        (0.65)          --          (0.65)
 Six Months Ended June 30, 1999
   (e)..........................    10.78        0.35           (0.44)         (0.09)       (0.35)          --          (0.35)
 Year Ended December 31, 1998...    10.59        0.65            0.19           0.84        (0.65)          --          (0.65)

INCOME BOND FUND (CLASS I)
 Year Ended June 30, 2003.......     7.81        0.48            0.29           0.77        (0.48)          --          (0.48)
 Year Ended June 30, 2002.......     7.75        0.48            0.06           0.54        (0.48)          --          (0.48)
 Year Ended June 30, 2001.......     7.51        0.49            0.24           0.73        (0.49)          --          (0.49)
 Year Ended June 30, 2000.......     7.68        0.48           (0.17)          0.31        (0.48)          --          (0.48)
 Six Months Ended June 30, 1999
   (f)..........................     8.10        0.22           (0.35)         (0.13)       (0.23)       (0.06)         (0.29)
 Year Ended December 31, 1998...     8.01        0.47            0.14           0.61        (0.47)       (0.05)         (0.52)

MORTGAGE-BACKED SECURITIES FUND (CLASS I)
 Year Ended June 30, 2003.......    10.89        0.62           (0.06)          0.56        (0.69)       (0.01)         (0.70)
 Year Ended June 30, 2002.......    10.47        0.76            0.43           1.19        (0.76)       (0.01)         (0.77)
 August 18, 2000 to June 30,
   2001 (g).....................    10.00        0.63            0.46           1.09        (0.62)          --          (0.62)

GOVERNMENT BOND FUND (CLASS I)
 Year Ended June 30, 2003.......    10.25        0.56            0.40           0.96        (0.55)          --          (0.55)
 Year Ended June 30, 2002.......     9.93        0.58            0.32           0.90        (0.58)          --          (0.58)
 Year Ended June 30, 2001.......     9.54        0.60            0.39           0.99        (0.60)          --          (0.60)
 Year Ended June 30, 2000.......     9.73        0.59           (0.19)          0.40        (0.59)          --          (0.59)
 Year Ended June 30, 1999.......    10.11        0.58           (0.38)          0.20        (0.58)          --          (0.58)

TREASURY & AGENCY FUND (CLASS I)
 Year Ended June 30, 2003.......    10.32        0.41            0.43           0.84        (0.41)          --          (0.41)
 Year Ended June 30, 2002.......    10.03        0.47            0.29           0.76        (0.47)          --          (0.47)
 Year Ended June 30, 2001.......     9.64        0.58            0.38           0.96        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......     9.81        0.57           (0.15)          0.42        (0.57)       (0.02)         (0.59)
 Year Ended June 30, 1999.......    10.09        0.57           (0.21)          0.36        (0.57)       (0.07)         (0.64)

HIGH YIELD BOND FUND (CLASS I)
 Year Ended June 30, 2003.......     7.31        0.67            0.62           1.29        (0.67)          --          (0.67)
 Year Ended June 30, 2002.......     8.20        0.72           (0.89)         (0.17)       (0.72)          --          (0.72)
 Year Ended June 30, 2001.......     8.90        0.86           (0.70)          0.16        (0.86)          --          (0.86)
 Year Ended June 30, 2000.......     9.87        0.89           (0.97)         (0.08)       (0.89)          --          (0.89)
 November 13, 1998 to June 30,
   1999 (g).....................    10.00        0.51           (0.13)          0.38        (0.51)          --          (0.51)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(c) Not annualized.

(d) Annualized.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(g) Period from commencement of operations.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

--------------------------------------------------------------------------------

                                                                        RATIOS/SUPPLEMENTARY DATA
                                                                -----------------------------------------
                                                                                              RATIO OF
                                         NET ASSET              NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                    END        EXPENSES        INCOME
                                          END OF      TOTAL      OF PERIOD    TO AVERAGE     TO AVERAGE
                                          PERIOD      RETURN      (000'S)     NET ASSETS     NET ASSETS
                                         ---------   --------   -----------   ----------   --------------
ULTRA SHORT-TERM BOND FUND (CLASS I)
  Year Ended June 30, 2003..............  $ 9.97         3.12%   $1,127,169       0.45%           2.61%
  Year Ended June 30, 2002..............    9.95         5.15       581,377       0.40            3.94
  Year Ended June 30, 2001..............    9.86         7.94       299,209       0.40            6.27
  Year Ended June 30, 2000..............    9.73         5.66       261,592       0.40            5.93
  Year Ended June 30, 1999..............    9.77         4.66       259,873       0.32            5.63

SHORT-TERM BOND FUND (CLASS I)
  Year Ended June 30, 2003..............   10.87         5.28       923,772       0.55            3.60
  Year Ended June 30, 2002..............   10.73         6.67       810,740       0.55            4.87
  Year Ended June 30, 2001..............   10.57         8.77       670,111       0.54            5.79
  Year Ended June 30, 2000..............   10.29         4.81       726,539       0.53            5.77
  Year Ended June 30, 1999..............   10.40         4.67       804,883       0.53            5.61

INTERMEDIATE BOND FUND (CLASS I)
  Year Ended June 30, 2003..............   11.01         8.79     1,362,926       0.58            5.51
  Year Ended June 30, 2002..............   10.70         8.37     1,183,685       0.58            6.13
  Year Ended June 30, 2001..............   10.50        10.76     1,129,645       0.58            6.05
  Year Ended June 30, 2000..............   10.07         4.12     1,179,116       0.58            6.10
  Six Months Ended June 30, 1999 (b)....   10.28        (0.08)(c) 1,385,890       0.62(d)         6.27(d)
  Year Ended December 31, 1998..........   10.61         7.62       567,609       0.66            6.02

BOND FUND (CLASS I)
  Year Ended June 30, 2003..............   11.18         9.51     4,365,709       0.60            5.80
  Year Ended June 30, 2002..............   10.82         9.39     2,874,707       0.60            6.35
  Year Ended June 30, 2001..............   10.59        11.85     2,093,516       0.60            6.40
  Year Ended June 30, 2000..............   10.08         3.94     1,687,041       0.60            6.44
  Six Months Ended June 30, 1999 (e)....   10.34        (0.87)(c) 1,330,527       0.64(d)         6.65(d)
  Year Ended December 31, 1998..........   10.78         8.17     1,277,246       0.64            6.10

INCOME BOND FUND (CLASS I)
  Year Ended June 30, 2003..............    8.10        10.10     1,276,529       0.64            5.91
  Year Ended June 30, 2002..............    7.81         7.08     1,312,171       0.64            6.09
  Year Ended June 30, 2001..............    7.75        10.00     1,336,566       0.64            6.41
  Year Ended June 30, 2000..............    7.51         4.19     1,317,128       0.62            6.35
  Six Months Ended June 30, 1999 (f)....    7.68        (1.68)(c) 1,328,702       0.62(d)         5.92(d)
  Year Ended December 31, 1998..........    8.10         7.82       385,672       0.65            5.79

MORTGAGE-BACKED SECURITIES FUND (CLASS
 I)
  Year Ended June 30, 2003..............   10.75         5.30     1,137,661       0.40            5.56
  Year Ended June 30, 2002..............   10.89        11.71       613,936       0.40            7.28
  August 18, 2000 to June 30, 2001 (g)..   10.47        11.12(c)    357,777       0.40(d)         7.14(d)

GOVERNMENT BOND FUND (CLASS I)
  Year Ended June 30, 2003..............   10.66         9.58       727,267       0.62            5.25
  Year Ended June 30, 2002..............   10.25         9.22       785,343       0.62            5.63
  Year Ended June 30, 2001..............    9.93        10.62       812,766       0.62            6.12
  Year Ended June 30, 2000..............    9.54         4.33       866,755       0.62            6.21
  Year Ended June 30, 1999..............    9.73         1.94       964,576       0.62            5.77

TREASURY & AGENCY FUND (CLASS I)
  Year Ended June 30, 2003..............   10.75         8.28        51,797       0.40            3.86
  Year Ended June 30, 2002..............   10.32         7.69        54,819       0.40            4.59
  Year Ended June 30, 2001..............   10.03        10.22        51,371       0.40            5.79
  Year Ended June 30, 2000..............    9.64         4.42        65,437       0.38            5.89
  Year Ended June 30, 1999..............    9.81         3.54        79,958       0.36            5.60

HIGH YIELD BOND FUND (CLASS I)
  Year Ended June 30, 2003..............    7.93        18.90       715,924       0.89            9.23
  Year Ended June 30, 2002..............    7.31        (2.34)      468,111       0.90            9.21
  Year Ended June 30, 2001..............    8.20         1.89       349,396       0.89           10.18
  Year Ended June 30, 2000..............    8.90        (0.75)      218,780       0.88            9.63
  November 13, 1998 to June 30, 1999
 (g)....................................    9.87         3.80(c)    137,433       0.89(d)         8.48(d)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                              AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        0.77%          35.80%
  Year Ended June 30, 2002..............        0.77           38.72
  Year Ended June 30, 2001..............        0.74           37.62
  Year Ended June 30, 2000..............        0.77           32.68
  Year Ended June 30, 1999..............        0.79           38.70
SHORT-TERM BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        0.81           27.23
  Year Ended June 30, 2002..............        0.81           49.58
  Year Ended June 30, 2001..............        0.81           46.42
  Year Ended June 30, 2000..............        0.81           25.93
  Year Ended June 30, 1999..............        0.81           37.22
INTERMEDIATE BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        0.82           24.13
  Year Ended June 30, 2002..............        0.82           33.02
  Year Ended June 30, 2001..............        0.80           22.58
  Year Ended June 30, 2000..............        0.81            6.08
  Six Months Ended June 30, 1999 (b)....        0.77(d)         9.24
  Year Ended December 31, 1998..........        0.66           50.32
BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        0.82           22.93
  Year Ended June 30, 2002..............        0.83           31.88
  Year Ended June 30, 2001..............        0.83           20.58
  Year Ended June 30, 2000..............        0.83           16.19
  Six Months Ended June 30, 1999 (e)....        0.75(d)        10.89
  Year Ended December 31, 1998..........        0.64           34.69
INCOME BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        0.82           16.42
  Year Ended June 30, 2002..............        0.81           22.96
  Year Ended June 30, 2001..............        0.81           18.18
  Year Ended June 30, 2000..............        0.81           25.10
  Six Months Ended June 30, 1999 (f)....        0.76(d)        20.55
  Year Ended December 31, 1998..........        0.65           41.69
MORTGAGE-BACKED SECURITIES FUND (CLASS
 I)
  Year Ended June 30, 2003..............        0.55           35.73
  Year Ended June 30, 2002..............        0.57           29.77
  August 18, 2000 to June 30, 2001 (g)..        0.58(d)        12.71
GOVERNMENT BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        0.68           19.29
  Year Ended June 30, 2002..............        0.68           23.51
  Year Ended June 30, 2001..............        0.67           12.63
  Year Ended June 30, 2000..............        0.66           25.30
  Year Ended June 30, 1999..............        0.66           80.86
TREASURY & AGENCY FUND (CLASS I)
  Year Ended June 30, 2003..............        0.60           33.28
  Year Ended June 30, 2002..............        0.60           41.45
  Year Ended June 30, 2001..............        0.60           48.21
  Year Ended June 30, 2000..............        0.63           30.02
  Year Ended June 30, 1999..............        0.65           76.73
HIGH YIELD BOND FUND (CLASS I)
  Year Ended June 30, 2003..............        1.00           51.75
  Year Ended June 30, 2002..............        1.02           34.02
  Year Ended June 30, 2001..............        1.01           29.98
  Year Ended June 30, 2000..............        1.03           35.14
  November 13, 1998 to June 30, 1999
 (g)....................................        1.18(d)        28.02

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 168

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT ACTIVITIES                           DISTRIBUTIONS
                                             ----------------------------------------   -----------------------------------------
                                                           NET REALIZED                                  NET
                                 NET ASSET                AND UNREALIZED                               REALIZED
                                  VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                 BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON        TOTAL
                                 OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS    DISTRIBUTIONS
                                 ---------   ----------   --------------   ----------   ----------   ------------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS A)
 Year Ended June 30, 2003......   $ 9.95       $0.24          $ 0.04         $ 0.28       $(0.26)       $   --         $(0.26)
 Year Ended June 30, 2002......     9.86        0.36            0.11           0.47        (0.38)           --          (0.38)
 Year Ended June 30, 2001......     9.73        0.59            0.14           0.73        (0.60)           --          (0.60)
 Year Ended June 30, 2000......     9.77        0.55           (0.04)          0.51        (0.55)           --          (0.55)
 Year Ended June 30, 1999......     9.87        0.52           (0.10)          0.42        (0.52)           --          (0.52)

SHORT-TERM BOND FUND (CLASS A)
 Year Ended June 30, 2003......    10.72        0.35            0.18           0.53        (0.39)           --          (0.39)
 Year Ended June 30, 2002......    10.56        0.48            0.19           0.67        (0.51)           --          (0.51)
 Year Ended June 30, 2001......    10.28        0.58            0.27           0.85        (0.57)           --          (0.57)
 Year Ended June 30, 2000......    10.39        0.57           (0.11)          0.46        (0.57)           --          (0.57)
 Year Ended June 30, 1999......    10.50        0.57           (0.11)          0.46        (0.57)           --          (0.57)

INTERMEDIATE BOND FUND (CLASS A)
 Year Ended June 30, 2003......    10.70        0.57            0.32           0.89        (0.58)           --          (0.58)
 Year Ended June 30, 2002......    10.50        0.62            0.21           0.83        (0.63)           --          (0.63)
 Year Ended June 30, 2001......    10.07        0.60            0.43           1.03        (0.60)           --          (0.60)
 Year Ended June 30, 2000......    10.28        0.59           (0.21)          0.38        (0.59)           --          (0.59)
 Six Months Ended June 30, 1999
   (b).........................    10.61        0.30           (0.33)         (0.03)       (0.30)           --          (0.30)
 Year Ended December 31,
   1998........................    10.47        0.61            0.14           0.75        (0.61)           --          (0.61)

BOND FUND (CLASS A)
 Year Ended June 30, 2003......    10.82        0.62            0.35           0.97        (0.60)        (0.01)         (0.61)
 Year Ended June 30, 2002......    10.59        0.66            0.28           0.94        (0.68)        (0.03)         (0.71)
 Year Ended June 30, 2001......    10.08        0.63            0.51           1.14        (0.63)           --          (0.63)
 Year Ended June 30, 2000......    10.34        0.62           (0.26)          0.36        (0.62)           --          (0.62)
 Six Months Ended June 30, 1999
   (e).........................    10.78        0.34           (0.44)         (0.10)       (0.34)           --          (0.34)
 Year Ended December 31,
   1998........................    10.59        0.61            0.21           0.82        (0.63)           --          (0.63)

INCOME BOND FUND (CLASS A)
 Year Ended June 30, 2003......     7.81        0.45            0.30           0.75        (0.46)           --          (0.46)
 Year Ended June 30, 2002......     7.75        0.46            0.05           0.51        (0.45)           --          (0.45)
 Year Ended June 30, 2001......     7.50        0.46            0.26           0.72        (0.47)           --          (0.47)
 Year Ended June 30, 2000......     7.68        0.46           (0.18)          0.28        (0.46)           --          (0.46)
 Six Months Ended June 30, 1999
   (f).........................     8.09        0.21           (0.34)         (0.13)       (0.22)        (0.06)         (0.28)
 Year Ended December 31,
   1998........................     8.00        0.44            0.14           0.58        (0.44)        (0.05)         (0.49)

MORTGAGE-BACKED SECURITIES FUND (CLASS A)
 Year Ended June 30, 2003......    11.00        0.60           (0.04)          0.56        (0.66)        (0.01)         (0.67)
 Year Ended June 30, 2002......    10.47        0.61            0.55           1.16        (0.62)        (0.01)         (0.63)
 August 18, 2000 to June 30,
   2001 (g)....................    10.00        0.59            0.47           1.06        (0.59)           --          (0.59)

GOVERNMENT BOND FUND (CLASS A)
 Year Ended June 30, 2003......    10.26        0.52            0.42           0.94        (0.53)           --          (0.53)
 Year Ended June 30, 2002......     9.93        0.55            0.33           0.88        (0.55)           --          (0.55)
 Year Ended June 30, 2001......     9.55        0.58            0.38           0.96        (0.58)           --          (0.58)
 Year Ended June 30, 2000......     9.73        0.57           (0.18)          0.39        (0.57)           --          (0.57)
 Year Ended June 30, 1999......    10.11        0.56           (0.38)          0.18        (0.56)           --          (0.56)

TREASURY & AGENCY FUND (CLASS A)
 Year Ended June 30, 2003......    10.33        0.38            0.43           0.81        (0.38)           --          (0.38)
 Year Ended June 30, 2002......    10.04        0.44            0.29           0.73        (0.44)           --          (0.44)
 Year Ended June 30, 2001......     9.65        0.55            0.39           0.94        (0.55)           --          (0.55)
 Year Ended June 30, 2000......     9.81        0.55           (0.14)          0.41        (0.55)        (0.02)         (0.57)
 Year Ended June 30, 1999......    10.09        0.54           (0.21)          0.33        (0.54)        (0.07)         (0.61)

HIGH YIELD BOND FUND (CLASS A)
 Year Ended June 30, 2003......     7.30        0.65            0.62           1.27        (0.65)           --          (0.65)
 Year Ended June 30, 2002......     8.19        0.70           (0.89)         (0.19)       (0.70)           --          (0.70)
 Year Ended June 30, 2001......     8.89        0.84           (0.70)          0.14        (0.84)           --          (0.84)
 Year Ended June 30, 2000......     9.86        0.87           (0.97)         (0.10)       (0.87)           --          (0.87)
 November 13, 1998 to June 30,
   1999 (g)....................    10.00        0.49           (0.14)          0.35        (0.49)           --          (0.49)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(c) Not annualized.

(d) Annualized.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(g) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                     -------------------------------------------
                                                                                     RATIO OF
                                            NET          TOTAL           NET         EXPENSES      RATIO OF NET
                                           ASSET        RETURN         ASSETS,          TO          INVESTMENT
                                          VALUE,       (EXCLUDES        END OF        AVERAGE       INCOME TO
                                          END OF         SALES          PERIOD          NET        AVERAGE NET
                                          PERIOD        CHARGE)        (000'S)        ASSETS          ASSETS
                                         ---------   -------------   ------------   -----------   --------------
ULTRA SHORT-TERM BOND FUND (CLASS A)
  Year Ended June 30, 2003..............  $ 9.97           2.83%       $366,214         0.70%           2.34%
  Year Ended June 30, 2002..............    9.95           4.88         162,338         0.65            3.62
  Year Ended June 30, 2001..............    9.86           7.67          53,882         0.65            5.91
  Year Ended June 30, 2000..............    9.73           5.40          23,352         0.65            5.66
  Year Ended June 30, 1999..............    9.77           4.40          24,300         0.57            5.37

SHORT-TERM BOND FUND (CLASS A)
  Year Ended June 30, 2003..............   10.86           5.01         128,309         0.80            3.26
  Year Ended June 30, 2002..............   10.72           6.41          49,282         0.80            4.57
  Year Ended June 30, 2001..............   10.56           8.49          24,077         0.79            5.54
  Year Ended June 30, 2000..............   10.28           4.55          21,834         0.78            5.52
  Year Ended June 30, 1999..............   10.39           4.41          21,450         0.78            5.30

INTERMEDIATE BOND FUND (CLASS A)
  Year Ended June 30, 2003..............   11.01           8.52         334,574         0.83            5.24
  Year Ended June 30, 2002..............   10.70           8.08         233,915         0.83            5.88
  Year Ended June 30, 2001..............   10.50          10.49         191,660         0.83            5.80
  Year Ended June 30, 2000..............   10.07           3.86         157,577         0.83            5.87
  Six Months Ended June 30, 1999 (b)....   10.28          (0.27)(c)     124,940         0.84(d)         5.87(d)
  Year Ended December 31, 1998..........   10.61           7.37          88,072         0.91            5.77

BOND FUND (CLASS A)
  Year Ended June 30, 2003..............   11.18           9.20         429,859         0.85            5.57
  Year Ended June 30, 2002..............   10.82           9.09         262,489         0.85            6.09
  Year Ended June 30, 2001..............   10.59          11.58         170,715         0.85            6.15
  Year Ended June 30, 2000..............   10.08           3.68         143,421         0.85            6.15
  Six Months Ended June 30, 1999 (e)....   10.34          (0.98)(c)     180,058         0.86(d)         6.39(d)
  Year Ended December 31, 1998..........   10.78           7.92         226,261         0.89            5.85

INCOME BOND FUND (CLASS A)
  Year Ended June 30, 2003..............    8.10           9.80          75,575         0.89            5.63
  Year Ended June 30, 2002..............    7.81           6.76          57,173         0.89            5.86
  Year Ended June 30, 2001..............    7.75           9.87          59,303         0.89            6.18
  Year Ended June 30, 2000..............    7.50           3.80          28,677         0.88            6.11
  Six Months Ended June 30, 1999 (f)....    7.68          (1.62)(c)      31,603         0.87(d)         5.37(d)
  Year Ended December 31, 1998..........    8.09           7.44          15,785         0.90            5.57

MORTGAGE-BACKED SECURITIES FUND (CLASS
 A)
  Year Ended June 30, 2003..............   10.89           5.17          13,783         0.65            4.67
  Year Ended June 30, 2002..............   11.00          11.44           1,344         0.65            6.19
  August 18, 2000 to June 30, 2001 (g)..   10.47          10.87(c)            9         0.63(d)         7.39(d)

GOVERNMENT BOND FUND (CLASS A)
  Year Ended June 30, 2003..............   10.67           9.29         152,028         0.87            4.92
  Year Ended June 30, 2002..............   10.26           9.01          74,166         0.87            5.37
  Year Ended June 30, 2001..............    9.93          10.23          52,782         0.87            5.87
  Year Ended June 30, 2000..............    9.55           4.17          43,935         0.87            5.93
  Year Ended June 30, 1999..............    9.73           1.69          42,819         0.87            5.52

TREASURY & AGENCY FUND (CLASS A)
  Year Ended June 30, 2003..............   10.76           7.97         126,395         0.65            3.61
  Year Ended June 30, 2002..............   10.33           7.39         124,058         0.65            4.31
  Year Ended June 30, 2001..............   10.04           9.93          66,320         0.65            5.49
  Year Ended June 30, 2000..............    9.65           4.27          39,655         0.63            5.62
  Year Ended June 30, 1999..............    9.81           3.30          72,941         0.60            5.30

HIGH YIELD BOND FUND (CLASS A)
  Year Ended June 30, 2003..............    7.92          18.64          82,386         1.14            8.86
  Year Ended June 30, 2002..............    7.30          (2.60)         32,756         1.15            8.91
  Year Ended June 30, 2001..............    8.19           1.63          16,587         1.14            9.95
  Year Ended June 30, 2000..............    8.89          (1.00)          9,860         1.13            9.28
  November 13, 1998 to June 30, 1999
 (g)....................................    9.86           3.53(c)       11,405         1.13(d)         8.46(d)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                              AVERAGE
                                            NET ASSETS       PORTFOLIO
                                              WITHOUT         TURNOVER
                                              WAIVERS           (a)
                                          ---------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS A)
  Year Ended June 30, 2003..............        1.12%          35.80%
  Year Ended June 30, 2002..............        1.12           38.72
  Year Ended June 30, 2001..............        1.11           37.62
  Year Ended June 30, 2000..............        1.12           32.68
  Year Ended June 30, 1999..............        1.14           38.70
SHORT-TERM BOND FUND (CLASS A)
  Year Ended June 30, 2003..............        1.16           27.23
  Year Ended June 30, 2002..............        1.16           49.58
  Year Ended June 30, 2001..............        1.16           46.42
  Year Ended June 30, 2000..............        1.16           25.93
  Year Ended June 30, 1999..............        1.16           37.22
INTERMEDIATE BOND FUND (CLASS A)
  Year Ended June 30, 2003..............        1.17           24.13
  Year Ended June 30, 2002..............        1.17           33.02
  Year Ended June 30, 2001..............        1.15           22.58
  Year Ended June 30, 2000..............        1.16            6.08
  Six Months Ended June 30, 1999 (b)....        1.02(d)         9.24
  Year Ended December 31, 1998..........        0.91           50.32
BOND FUND (CLASS A)
  Year Ended June 30, 2003..............        1.17           22.93
  Year Ended June 30, 2002..............        1.18           31.88
  Year Ended June 30, 2001..............        1.18           20.58
  Year Ended June 30, 2000..............        1.16           16.19
  Six Months Ended June 30, 1999 (e)....        0.97(d)        10.89
  Year Ended December 31, 1998..........        0.89           34.69
INCOME BOND FUND (CLASS A)
  Year Ended June 30, 2003..............        1.17           16.42
  Year Ended June 30, 2002..............        1.16           22.96
  Year Ended June 30, 2001..............        1.16           18.18
  Year Ended June 30, 2000..............        1.16           25.10
  Six Months Ended June 30, 1999 (f)....        1.16(d)        20.55
  Year Ended December 31, 1998..........        0.90           41.69
MORTGAGE-BACKED SECURITIES FUND (CLASS
 A)
  Year Ended June 30, 2003..............        0.90           35.73
  Year Ended June 30, 2002..............        0.91           29.77
  August 18, 2000 to June 30, 2001 (g)..        0.83(d)        12.71
GOVERNMENT BOND FUND (CLASS A)
  Year Ended June 30, 2003..............        1.03           19.29
  Year Ended June 30, 2002..............        1.03           23.51
  Year Ended June 30, 2001..............        1.02           12.63
  Year Ended June 30, 2000..............        1.01           25.30
  Year Ended June 30, 1999..............        1.00           80.86
TREASURY & AGENCY FUND (CLASS A)
  Year Ended June 30, 2003..............        0.95           33.28
  Year Ended June 30, 2002..............        0.95           41.45
  Year Ended June 30, 2001..............        0.95           48.21
  Year Ended June 30, 2000..............        0.99           30.02
  Year Ended June 30, 1999..............        1.00           76.73
HIGH YIELD BOND FUND (CLASS A)
  Year Ended June 30, 2003..............        1.35           51.75
  Year Ended June 30, 2002..............        1.37           34.02
  Year Ended June 30, 2001..............        1.36           29.98
  Year Ended June 30, 2000..............        1.38           35.14
  November 13, 1998 to June 30, 1999
 (g)....................................        1.43(d)        28.02

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 170

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS B)
 Year Ended June 30, 2003.......   $ 9.89       $0.19          $ 0.03         $ 0.22       $(0.21)      $   --         $(0.21)
 Year Ended June 30, 2002.......     9.80        0.32            0.11           0.43        (0.34)          --          (0.34)
 Year Ended June 30, 2001.......     9.68        0.54            0.13           0.67        (0.55)          --          (0.55)
 Year Ended June 30, 2000.......     9.72        0.51           (0.04)          0.47        (0.51)          --          (0.51)
 Year Ended June 30, 1999.......     9.81        0.48           (0.10)          0.38        (0.47)          --          (0.47)

SHORT-TERM BOND FUND (CLASS B)
 Year Ended June 30, 2003.......    10.80        0.30            0.17           0.47        (0.34)          --          (0.34)
 Year Ended June 30, 2002.......    10.63        0.43            0.20           0.63        (0.46)          --          (0.46)
 Year Ended June 30, 2001.......    10.35        0.52            0.28           0.80        (0.52)          --          (0.52)
 Year Ended June 30, 2000.......    10.46        0.52           (0.11)          0.41        (0.52)          --          (0.52)
 Year Ended June 30, 1999.......    10.57        0.53           (0.11)          0.42        (0.53)          --          (0.53)

INTERMEDIATE BOND FUND (CLASS B)
 Year Ended June 30, 2003.......    10.59        0.49            0.32           0.81        (0.52)          --          (0.52)
 Year Ended June 30, 2002.......    10.40        0.55            0.21           0.76        (0.57)          --          (0.57)
 Year Ended June 30, 2001.......     9.97        0.53            0.44           0.97        (0.54)          --          (0.54)
 Year Ended June 30, 2000.......    10.18        0.53           (0.21)          0.32        (0.53)          --          (0.53)
 Six Months Ended June 30, 1999
   (b)..........................    10.50        0.27           (0.32)         (0.05)       (0.27)          --          (0.27)
 Year Ended December 31, 1998...    10.38        0.47            0.18           0.65        (0.53)          --          (0.53)

BOND FUND (CLASS B)
 Year Ended June 30, 2003.......    10.81        0.54            0.36           0.90        (0.53)       (0.01)         (0.54)
 Year Ended June 30, 2002.......    10.59        0.58            0.28           0.86        (0.61)       (0.03)         (0.64)
 Year Ended June 30, 2001.......    10.08        0.57            0.51           1.08        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.34        0.56           (0.26)          0.30        (0.56)          --          (0.56)
 Six Months Ended June 30, 1999
   (e)..........................    10.78        0.30           (0.44)         (0.14)       (0.30)          --          (0.30)
 Year Ended December 31, 1998...    10.59        0.47            0.27           0.74        (0.55)          --          (0.55)

INCOME BOND FUND (CLASS B)
 Year Ended June 30, 2003.......     7.84        0.40            0.30           0.70        (0.40)          --          (0.40)
 Year Ended June 30, 2002.......     7.78        0.41            0.05           0.46        (0.40)          --          (0.40)
 Year Ended June 30, 2001.......     7.53        0.42            0.25           0.67        (0.42)          --          (0.42)
 Year Ended June 30, 2000.......     7.71        0.41           (0.18)          0.23        (0.41)          --          (0.41)
 Six Months Ended June 30, 1999
   (f)..........................     8.13        0.18           (0.34)         (0.16)       (0.20)       (0.06)         (0.26)
 Year Ended December 31, 1998...     8.00        0.39            0.14           0.53        (0.35)       (0.05)         (0.40)

GOVERNMENT BOND FUND (CLASS B)
 Year Ended June 30, 2003.......    10.26        0.45            0.41           0.86        (0.46)          --          (0.46)
 Year Ended June 30, 2002.......     9.93        0.47            0.34           0.81        (0.48)          --          (0.48)
 Year Ended June 30, 2001.......     9.55        0.51            0.38           0.89        (0.51)          --          (0.51)
 Year Ended June 30, 2000.......     9.74        0.51           (0.19)          0.32        (0.51)          --          (0.51)
 Year Ended June 30, 1999.......    10.11        0.49           (0.37)          0.12        (0.49)          --          (0.49)

TREASURY & AGENCY FUND (CLASS B)
 Year Ended June 30, 2003.......    10.32        0.33            0.43           0.76        (0.33)          --          (0.33)
 Year Ended June 30, 2002.......    10.03        0.39            0.29           0.68        (0.39)          --          (0.39)
 Year Ended June 30, 2001.......     9.64        0.50            0.39           0.89        (0.50)          --          (0.50)
 Year Ended June 30, 2000.......     9.81        0.50           (0.15)          0.35        (0.50)       (0.02)         (0.52)
 Year Ended June 30, 1999.......    10.08        0.49           (0.20)          0.29        (0.49)       (0.07)         (0.56)

HIGH YIELD BOND FUND (CLASS B)
 Year Ended June 30, 2003.......     7.32        0.60            0.62           1.22        (0.61)          --          (0.61)
 Year Ended June 30, 2002.......     8.21        0.65           (0.89)         (0.24)       (0.65)          --          (0.65)
 Year Ended June 30, 2001.......     8.91        0.79           (0.70)          0.09        (0.79)          --          (0.79)
 Year Ended June 30, 2000.......     9.88        0.81           (0.97)         (0.16)       (0.81)          --          (0.81)
 November 13, 1998 to June 30,
   1999 (g).....................    10.00        0.45           (0.12)          0.33        (0.45)          --          (0.45)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(c) Not annualized.

(d) Annualized.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(g) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                     -----------------------------------------
                                                                                    RATIO OF
                                            NET          TOTAL           NET        EXPENSES     RATIO OF NET
                                           ASSET        RETURN         ASSETS,         TO         INVESTMENT
                                          VALUE,       (EXCLUDES       END OF       AVERAGE       INCOME TO
                                          END OF         SALES         PERIOD         NET        AVERAGE NET
                                          PERIOD        CHARGE)        (000'S)       ASSETS         ASSETS
                                         ---------   -------------   -----------   ----------   --------------
ULTRA SHORT-TERM BOND FUND (CLASS B)
  Year Ended June 30, 2003..............  $ 9.90           2.28%      $101,749         1.20%          1.84%
  Year Ended June 30, 2002..............    9.89           4.43         42,494         1.15           3.08
  Year Ended June 30, 2001..............    9.80           7.06         11,811         1.15           5.47
  Year Ended June 30, 2000..............    9.68           4.91          7,206         1.15           5.24
  Year Ended June 30, 1999..............    9.72           3.99          6,124         1.03           4.93

SHORT-TERM BOND FUND (CLASS B)
  Year Ended June 30, 2003..............   10.93           4.39         51,994         1.30           2.72
  Year Ended June 30, 2002..............   10.80           5.97         14,320         1.30           4.05
  Year Ended June 30, 2001..............   10.63           7.90          4,982         1.29           5.02
  Year Ended June 30, 2000..............   10.35           4.00          4,636         1.28           4.98
  Year Ended June 30, 1999..............   10.46           4.02          5,047         1.14           4.96

INTERMEDIATE BOND FUND (CLASS B)
  Year Ended June 30, 2003..............   10.88           7.85        185,642         1.48           4.54
  Year Ended June 30, 2002..............   10.59           7.30         86,784         1.48           5.22
  Year Ended June 30, 2001..............   10.40           9.88         45,257         1.48           5.17
  Year Ended June 30, 2000..............    9.97           3.23         37,460         1.48           5.26
  Six Months Ended June 30, 1999 (b)....   10.18          (0.46)(c)     37,681         1.50(d)        5.15(d)
  Year Ended December 31, 1998..........   10.50           6.44            857         1.66           5.02

BOND FUND (CLASS B)
  Year Ended June 30, 2003..............   11.17           8.53        134,915         1.50           4.92
  Year Ended June 30, 2002..............   10.81           8.34         76,031         1.50           5.41
  Year Ended June 30, 2001..............   10.59          10.89         36,310         1.50           5.53
  Year Ended June 30, 2000..............   10.08           3.01         18,808         1.50           5.52
  Six Months Ended June 30, 1999 (e)....   10.34          (1.35)(c)     13,812         1.57(d)        5.69(d)
  Year Ended December 31, 1998..........   10.78           7.16          9,074         1.64           5.10

INCOME BOND FUND (CLASS B)
  Year Ended June 30, 2003..............    8.14           9.19         15,226         1.54           4.99
  Year Ended June 30, 2002..............    7.84           6.06         13,203         1.54           5.21
  Year Ended June 30, 2001..............    7.78           9.12         13,597         1.54           5.51
  Year Ended June 30, 2000..............    7.53           3.11         13,036         1.52           5.42
  Six Months Ended June 30, 1999 (f)....    7.71          (2.07)(c)     16,309         1.52(d)        5.05(d)
  Year Ended December 31, 1998..........    8.13           6.74            638         1.65           4.80

GOVERNMENT BOND FUND (CLASS B)
  Year Ended June 30, 2003..............   10.66           8.64        155,876         1.52           4.30
  Year Ended June 30, 2002..............   10.26           8.24         84,354         1.52           4.71
  Year Ended June 30, 2001..............    9.93           9.53         55,569         1.52           5.21
  Year Ended June 30, 2000..............    9.55           3.39         43,077         1.52           5.30
  Year Ended June 30, 1999..............    9.74           1.14         53,384         1.52           4.86

TREASURY & AGENCY FUND (CLASS B)
  Year Ended June 30, 2003..............   10.75           7.45         79,108         1.15           3.10
  Year Ended June 30, 2002..............   10.32           6.89         65,913         1.15           3.84
  Year Ended June 30, 2001..............   10.03           9.39         59,626         1.15           5.02
  Year Ended June 30, 2000..............    9.64           3.65         54,322         1.13           5.14
  Year Ended June 30, 1999..............    9.81           2.89         69,825         1.10           4.79

HIGH YIELD BOND FUND (CLASS B)
  Year Ended June 30, 2003..............    7.93          17.90         32,796         1.79           8.20
  Year Ended June 30, 2002..............    7.32          (3.34)        11,572         1.80           8.32
  Year Ended June 30, 2001..............    8.21           1.01          8,579         1.79           9.27
  Year Ended June 30, 2000..............    8.91          (1.64)         6,565         1.77           8.66
  November 13, 1998 to June 30, 1999
 (g)....................................    9.88           3.30(c)       3,748         1.77(d)        7.69(d)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                              AVERAGE
                                            NET ASSETS       PORTFOLIO
                                              WITHOUT         TURNOVER
                                              WAIVERS           (a)
                                          ---------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS B)
  Year Ended June 30, 2003..............        1.77%          35.80%
  Year Ended June 30, 2002..............        1.76           38.72
  Year Ended June 30, 2001..............        1.76           37.62
  Year Ended June 30, 2000..............        1.77           32.68
  Year Ended June 30, 1999..............        1.76           38.70
SHORT-TERM BOND FUND (CLASS B)
  Year Ended June 30, 2003..............        1.81           27.23
  Year Ended June 30, 2002..............        1.81           49.58
  Year Ended June 30, 2001..............        1.81           46.42
  Year Ended June 30, 2000..............        1.80           25.93
  Year Ended June 30, 1999..............        1.65           37.22
INTERMEDIATE BOND FUND (CLASS B)
  Year Ended June 30, 2003..............        1.82           24.13
  Year Ended June 30, 2002..............        1.82           33.02
  Year Ended June 30, 2001..............        1.80           22.58
  Year Ended June 30, 2000..............        1.81            6.08
  Six Months Ended June 30, 1999 (b)....        1.91(d)         9.24
  Year Ended December 31, 1998..........        1.66           50.32
BOND FUND (CLASS B)
  Year Ended June 30, 2003..............        1.82           22.93
  Year Ended June 30, 2002..............        1.83           31.88
  Year Ended June 30, 2001..............        1.81           20.58
  Year Ended June 30, 2000..............        1.81           16.19
  Six Months Ended June 30, 1999 (e)....        1.70(d)        10.89
  Year Ended December 31, 1998..........        1.64           34.69
INCOME BOND FUND (CLASS B)
  Year Ended June 30, 2003..............        1.82           16.42
  Year Ended June 30, 2002..............        1.81           22.96
  Year Ended June 30, 2001..............        1.80           18.18
  Year Ended June 30, 2000..............        1.81           25.10
  Six Months Ended June 30, 1999 (f)....        2.01(d)        20.55
  Year Ended December 31, 1998..........        1.65           41.69
GOVERNMENT BOND FUND (CLASS B)
  Year Ended June 30, 2003..............        1.68           19.29
  Year Ended June 30, 2002..............        1.68           23.51
  Year Ended June 30, 2001..............        1.67           12.63
  Year Ended June 30, 2000..............        1.66           25.30
  Year Ended June 30, 1999..............        1.65           80.86
TREASURY & AGENCY FUND (CLASS B)
  Year Ended June 30, 2003..............        1.60           33.28
  Year Ended June 30, 2002..............        1.60           41.45
  Year Ended June 30, 2001..............        1.60           48.21
  Year Ended June 30, 2000..............        1.64           30.02
  Year Ended June 30, 1999..............        1.64           76.73
HIGH YIELD BOND FUND (CLASS B)
  Year Ended June 30, 2003..............        2.00           51.75
  Year Ended June 30, 2002..............        2.02           34.02
  Year Ended June 30, 2001..............        2.01           29.98
  Year Ended June 30, 2000..............        2.02           35.14
  November 13, 1998 to June 30, 1999
 (g)....................................        2.06(d)        28.02

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 172

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS C)
 Year Ended June 30, 2003.......   $ 9.88       $0.19          $ 0.03         $ 0.22       $(0.21)      $   --         $(0.21)
 November 1, 2001 to June 30,
   2002 (b).....................     9.88        0.18            0.02           0.20        (0.20)          --          (0.20)

SHORT-TERM BOND FUND (CLASS C)
 Year Ended June 30, 2003.......    10.79        0.30            0.17           0.47        (0.34)          --          (0.34)
 November 1, 2001 to June 30,
   2002 (b).....................    10.89        0.27           (0.07)          0.20        (0.30)          --          (0.30)

INTERMEDIATE BOND FUND (CLASS C)
 Year Ended June 30, 2003.......    10.59        0.50            0.31           0.81        (0.52)          --          (0.52)
 Year Ended June 30, 2002.......    10.40        0.55            0.21           0.76        (0.57)          --          (0.57)
 Year Ended June 30, 2001.......     9.98        0.54            0.42           0.96        (0.54)          --          (0.54)
 Year Ended June 30, 2000.......    10.18        0.53           (0.20)          0.33        (0.53)          --          (0.53)
 March 22, 1999 to June 30, 1999
   (b)..........................    10.38        0.15           (0.20)         (0.05)       (0.15)          --          (0.15)

BOND FUND (CLASS C)
 Year Ended June 30, 2003.......    10.87        0.54            0.36           0.90        (0.53)       (0.01)         (0.54)
 Year Ended June 30, 2002.......    10.64        0.58            0.30           0.88        (0.62)       (0.03)         (0.65)
 Year Ended June 30, 2001.......    10.14        0.57            0.50           1.07        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.38        0.56           (0.24)          0.32        (0.56)          --          (0.56)
 March 22, 1999 to June 30, 1999
   (b)..........................    10.59        0.17           (0.21)         (0.04)       (0.17)          --          (0.17)

INCOME BOND FUND (CLASS C)
 Year Ended June 30, 2003.......     7.84        0.40            0.31           0.71        (0.41)          --          (0.41)
 Year Ended June 30, 2002.......     7.78        0.40            0.07           0.47        (0.41)          --          (0.41)
 Year Ended June 30, 2001.......     7.54        0.43            0.24           0.67        (0.43)          --          (0.43)
 May 30, 2000 to June 30, 2000
   (b)..........................     7.40        0.04            0.14           0.18        (0.04)          --          (0.04)

GOVERNMENT BOND FUND (CLASS C)
 Year Ended June 30, 2003.......    10.25        0.45            0.41           0.86        (0.46)          --          (0.46)
 Year Ended June 30, 2002.......     9.93        0.47            0.34           0.81        (0.49)          --          (0.49)
 Year Ended June 30, 2001.......     9.55        0.52            0.38           0.90        (0.52)          --          (0.52)
 Year Ended June 30, 2000.......     9.74        0.51           (0.19)          0.32        (0.51)          --          (0.51)
 March 22, 1999 to June 30, 1999
   (b)..........................    10.03        0.14           (0.29)         (0.15)       (0.14)          --          (0.14)

HIGH YIELD BOND FUND (CLASS C)
 Year Ended June 30, 2003.......     7.32        0.60            0.62           1.22        (0.61)          --          (0.61)
 Year Ended June 30, 2002.......     8.21        0.64           (0.88)         (0.24)       (0.65)          --          (0.65)
 Year Ended June 30, 2001.......     8.90        0.79           (0.69)          0.10        (0.79)          --          (0.79)
 Year Ended June 30, 2000.......     9.87        0.81           (0.97)         (0.16)       (0.81)          --          (0.81)
 March 22, 1999 to June 30, 1999
   (b)..........................    10.14        0.22           (0.27)         (0.05)       (0.22)          --          (0.22)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                     -----------------------------------------
                                                                                    RATIO OF
                                            NET          TOTAL           NET        EXPENSES     RATIO OF NET
                                           ASSET        RETURN         ASSETS,         TO         INVESTMENT
                                          VALUE,       (EXCLUDES       END OF       AVERAGE       INCOME TO
                                          END OF         SALES         PERIOD         NET        AVERAGE NET
                                          PERIOD        CHARGE)        (000'S)       ASSETS         ASSETS
                                         ---------   -------------   -----------   ----------   --------------
ULTRA SHORT-TERM BOND FUND (CLASS C)
  Year Ended June 30, 2003..............  $ 9.89           2.39%      $741,134          1.20%          1.82%
  November 1, 2001 to June 30, 2002
 (b)....................................    9.88           1.89(c)     253,974          1.15(d)        2.75(d)

SHORT-TERM BOND FUND (CLASS C)
  Year Ended June 30, 2003..............   10.92           4.43        156,942          1.30           2.71
  November 1, 2001 to June 30, 2002
 (b)....................................   10.79           5.77(c)      32,680          1.30(d)        3.92(d)

INTERMEDIATE BOND FUND (CLASS C)
  Year Ended June 30, 2003..............   10.88           7.85        186,110          1.48           4.56
  Year Ended June 30, 2002..............   10.59           7.30        100,956          1.48           5.21
  Year Ended June 30, 2001..............   10.40           9.78         44,810          1.48           5.17
  Year Ended June 30, 2000..............    9.98           3.33         33,087          1.49           5.30
  March 22, 1999 to June 30, 1999 (b)...   10.18          (0.51)(c)     16,650          1.50(d)        5.18(d)

BOND FUND (CLASS C)
  Year Ended June 30, 2003..............   11.23           8.59        123,308          1.50           4.90
  Year Ended June 30, 2002..............   10.87           8.33         63,168          1.50           5.26
  Year Ended June 30, 2001..............   10.64          10.77         12,615          1.50           5.64
  Year Ended June 30, 2000..............   10.14           3.19          2,118          1.50           5.56
  March 22, 1999 to June 30, 1999 (b)...   10.38          (0.35)(c)        455          1.47(d)        5.66(d)

INCOME BOND FUND (CLASS C)
  Year Ended June 30, 2003..............    8.14           9.22          3,521          1.54           4.89
  Year Ended June 30, 2002..............    7.84           6.10          1,549          1.54           5.16
  Year Ended June 30, 2001..............    7.78           9.03            864          1.53           5.57
  May 30, 2000 to June 30, 2000 (b).....    7.54           2.37(c)         128          1.51(d)        5.90(d)

GOVERNMENT BOND FUND (CLASS C)
  Year Ended June 30, 2003..............   10.65           8.54         74,937          1.52           4.28
  Year Ended June 30, 2002..............   10.25           8.26         31,467          1.52           4.67
  Year Ended June 30, 2001..............    9.93           9.55          9,820          1.52           5.22
  Year Ended June 30, 2000..............    9.55           3.39          3,130          1.52           5.36
  March 22, 1999 to June 30, 1999 (b)...    9.74          (1.54)(c)      1,102          1.52(d)        5.06(d)

HIGH YIELD BOND FUND (CLASS C)
  Year Ended June 30, 2003..............    7.93          17.88         30,857          1.79           8.23
  Year Ended June 30, 2002..............    7.32          (3.33)        12,629          1.80           8.25
  Year Ended June 30, 2001..............    8.21           1.11          5,211          1.79           9.29
  Year Ended June 30, 2000..............    8.90          (1.66)         2,121          1.78           8.82
  March 22, 1999 to June 30, 1999 (b)...    9.87          (0.56)(c)          9          1.76(d)        7.84(d)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                              AVERAGE
                                            NET ASSETS       PORTFOLIO
                                              WITHOUT         TURNOVER
                                              WAIVERS           (a)
                                          ---------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS C)
  Year Ended June 30, 2003..............         1.77%         35.80%
  November 1, 2001 to June 30, 2002
 (b)....................................         1.78(d)       38.72
SHORT-TERM BOND FUND (CLASS C)
  Year Ended June 30, 2003..............         1.81          27.23
  November 1, 2001 to June 30, 2002
 (b)....................................         1.82(d)       49.58
INTERMEDIATE BOND FUND (CLASS C)
  Year Ended June 30, 2003..............         1.82          24.13
  Year Ended June 30, 2002..............         1.82          33.02
  Year Ended June 30, 2001..............         1.80          22.58
  Year Ended June 30, 2000..............         1.82           6.08
  March 22, 1999 to June 30, 1999 (b)...         2.13(d)        9.24
BOND FUND (CLASS C)
  Year Ended June 30, 2003..............         1.82          22.93
  Year Ended June 30, 2002..............         1.83          31.88
  Year Ended June 30, 2001..............         1.85          20.58
  Year Ended June 30, 2000..............         1.82          16.19
  March 22, 1999 to June 30, 1999 (b)...         1.69(d)       10.89
INCOME BOND FUND (CLASS C)
  Year Ended June 30, 2003..............         1.82          16.42
  Year Ended June 30, 2002..............         1.81          22.96
  Year Ended June 30, 2001..............         1.81          18.18
  May 30, 2000 to June 30, 2000 (b).....         1.77(d)       25.10
GOVERNMENT BOND FUND (CLASS C)
  Year Ended June 30, 2003..............         1.68          19.29
  Year Ended June 30, 2002..............         1.67          23.51
  Year Ended June 30, 2001..............         1.67          12.63
  Year Ended June 30, 2000..............         1.66          25.30
  March 22, 1999 to June 30, 1999 (b)...         1.65(d)       80.86
HIGH YIELD BOND FUND (CLASS C)
  Year Ended June 30, 2003..............         2.00          51.75
  Year Ended June 30, 2002..............         2.02          34.02
  Year Ended June 30, 2001..............         2.01          29.98
  Year Ended June 30, 2000..............         2.03          35.14
  March 22, 1999 to June 30, 1999 (b)...         2.08(d)       28.02

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 174

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund, the Government Bond Fund, the Treasury & Agency Fund, and the High Yield Bond Fund (individually a "Fund," collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares except for the Mortgage-Backed Securities Fund which is authorized to issue Class I and Class A shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Corporate debt securities and debt securities issued by the U.S. or a U.S. Agency (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. The Funds did not hold futures contracts or options during the period ended June 30, 2003. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Fund requires that collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations, with counterparties approved by the Board of Trustees, consistent with the Fund's investment policy.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The cash collateral received by the Funds was pooled and at June 30, 2003 invested collateral received in Investment Companies (with 1 day yields of 1.04%), Repurchase Agreements (with interest rates ranging from 1.15% to 1.60% and maturity dates of July 1, 2003), Medium Term Notes (with interest rates ranging from 1.06% to 2.32% and maturity dates ranging from July 2003 through April
     2006), and Master Notes (with interest rates ranging from 1.17% to 1.68% and maturity dates of July 1, 2003 through June 30, 2004). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral, a portion of which is retained by the Advisor. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company, N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from borrowers. As of June 30, 2003, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                                      MARKET
                                                                       MARKET        VALUE OF
                                                                      VALUE OF        LOANED
       FUND                                                          COLLATERAL*    SECURITIES
       ----                                                          -----------    ----------
       Short-Term Bond Fund........................................   $288,557       $282,896
       Intermediate Bond Fund......................................    345,824        338,956
       Bond Fund...................................................    930,121        910,358
       Income Bond Fund............................................    316,131        308,546
       Mortgage Backed Securities Fund.............................      2,892          2,794
       Government Bond Fund........................................    262,849        253,160
       Treasury & Agency Fund......................................     72,778         69,714
       High Yield Bond Fund........................................    227,176        222,792

     * Includes securities and cash collateral.

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of June 30, 2003. Cash was reinvested in master notes, put bonds, repurchase agreements, and mutual funds in accordance with each Fund's investment policy.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 176

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds based on methods approved by the Board of Trustees. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Fund's average daily net assets: 0.55% of the Ultra Short-Term Bond Fund, 0.60% of the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, and the Income Bond Fund; 0.35% of the Mortgage-Backed Securities Fund; 0.45% of the Government Bond Fund; 0.40% of the Treasury & Agency Fund; and 0.75% of the High Yield Bond Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Banc One High Yield Partners, LLC (the "Sub-Advisor") serves as sub-advisor to the One Group High Yield Bond Fund. The Sub-Advisor also serves as sub-advisor to that portion of the One Group Income Bond Fund designated by the Advisor for investment in securities which are rated below investment grade or unrated securities and instruments of similar quality. The One Group Income Bond Fund cannot invest more than 30% of its total assets in these types of securities. For its services, the Sub-Advisor is paid a fee by the Advisor under sub-investment advisory agreements between the Advisor and Sub-Advisor. The Sub-Advisor was formed as a limited liability company under an agreement between Pacholder Associates,

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Inc. ("Pacholder") and the Advisor. Under the limited liability company agreement, Pacholder is responsible for providing portfolio management services on behalf of the Sub-Advisor.

   One Group Dealer Services, Inc., (the "Distributor") an affiliate of Bank One Corporation, serves as Distributor to the Funds. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund, 0.75% of average daily net assets of the Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund, 0.75% of average daily net assets of the Class C shares of the Ultra Short-Term Bond Fund and the Short-Term Bond Fund, 0.90% of average daily net assets of the Class B and Class C shares of the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Government Bond Fund, and the High Yield Bond Fund. For the period ended June 30, 2003, the Distributor received $20,900,051 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $2,118,356 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

       FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
       ----                                                          -------     -------     -------     -------
       Ultra Short-Term Bond Fund..................................    0.45%       0.70%       1.20%       1.20%
       Short-Term Bond Fund........................................    0.55        0.80        1.30        1.30
       Intermediate Bond Fund......................................    0.58        0.83        1.48        1.48
       Bond Fund...................................................    0.60        0.85        1.50        1.50
       Income Bond Fund............................................    0.67        0.92        1.57        1.57
       Mortgage-Backed Securities Fund.............................    0.40        0.65          --          --
       Government Bond Fund........................................    0.65        0.90        1.55        1.55
       Treasury & Agency Fund......................................    0.45        0.70        1.20          --
       High Yield Bond Fund........................................    0.90        1.15        1.80        1.80

   Rebates are received by the Funds from the Advisor and the Administrator when the Funds invest in One Group Money Market Funds. These rebates effectively reduce the advisory and administrative fees paid by the Funds, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 178

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the period ended June 30, 2003, were as follows (amounts in thousands):

       FUND                                                          PURCHASES      SALES
       ----                                                          ---------      -----
       Ultra Short-Term Bond Fund..................................  $1,833,341    $581,137
       Short-Term Bond Fund........................................     632,018     289,949
       Intermediate Bond Fund......................................     927,133     435,208
       Bond Fund...................................................   2,647,162     927,768
       Income Bond Fund............................................     214,959     361,741
       Mortgage-Backed Securities Fund.............................     823,597     305,704
       Government Bond Fund........................................     267,852     191,651
       Treasury & Agency Fund......................................      79,367      84,792
       High Yield Bond Fund........................................     571,466     310,084

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 25, 2003. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, the Intermediate Bond Fund had outstanding borrowings of $7,877,149 from the Institutional Prime Money Market Fund pursuant to the terms of the Facility.

7. FEDERAL TAX INFORMATION:

   The following Funds' net long term capital gains designated for federal income tax purposes differs from the amounts below due to utilization of earnings and profits distributed to shareholders on redemption of shares (amounts in thousands):

       FUND                                                            AMOUNT
       ----                                                            ------
       Bond Fund...................................................    $3,445

       Mortgage-Backed Securities Fund.............................       522

       Treasury & Agency Fund......................................        68

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The tax character of distributions paid during the fiscal year ended June 30, 2003 was as follows: (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                                 DISTRIBUTIONS PAID FROM:
                                                ---------------------------
                                                   NET                                                            TOTAL
                                                INVESTMENT    NET LONG TERM    TOTAL TAXABLE    TAX RETURN    DISTRIBUTIONS
                                                  INCOME      CAPITAL GAINS    DISTRIBUTIONS    OF CAPITAL        PAID
                                                ----------    -------------    -------------    ----------    -------------
       Ultra Short-Term Bond Fund.............   $ 43,344        $   --          $ 43,344          $--          $ 43,344
       Short-Term Bond Fund...................     41,205            --            41,205           --            41,205
       Intermediate Bond Fund.................    100,067            --           100,067           --           100,067
       Bond Fund..............................    232,052         3,445           235,497           --           235,497
       Income Bond Fund.......................     81,379            --            81,379           --            81,379
       Mortgage-Backed Securities Fund........     55,752           515            56,267           --            56,267
       Government Bond Fund...................     53,215            --            53,215           --            53,215
       Treasury & Agency Fund.................      9,504            --             9,504           --             9,504
       High Yield Bond Fund...................     56,668            --            56,668           --            56,668

   As of June 30, 2003 the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.) (amounts in thousands):

                                 UNDISTRIBUTED   UNDISTRIBUTED                                 ACCUMULATED      UNREALIZED
                                   ORDINARY        LONG-TERM     ACCUMULATED   DISTRIBUTIONS   CAPITAL AND    APPRECIATION/
                                    INCOME       CAPITAL GAINS    EARNINGS        PAYABLE      OTHER LOSSES   (DEPRECIATION)
                                 -------------   -------------   -----------   -------------   ------------   --------------
       Ultra Short-Term Bond
         Fund..................     $ 4,622          $ --          $ 4,622       $ (4,349)       $(13,137)      $  16,601
       Short-Term Bond Fund....       3,147            --            3,147         (3,193)        (11,123)         36,636
       Intermediate Bond
         Fund..................       7,702            --            7,702         (8,143)         (9,059)         91,672
       Bond Fund...............      19,965            --           19,965        (20,470)        (12,293)        238,231
       Income Bond Fund........       4,900            --            4,900         (5,381)        (25,964)         76,697
       Mortgage-Backed
         Securities Fund.......       1,652            --            1,652         (4,494)         (3,395)         21,232
       Government Bond Fund....       4,140            --            4,140         (3,964)        (18,995)         85,270
       Treasury & Agency
         Fund..................         715           839            1,554           (702)             --          12,739
       High Yield Bond Fund....       5,717            --            5,717         (5,475)         (9,330)        (35,590)

                                    TOTAL
                                 ACCUMULATED
                                  EARNINGS/
                                  (DEFICIT)
                                 -----------
       Ultra Short-Term Bond
         Fund..................   $  3,737
       Short-Term Bond Fund....     25,467
       Intermediate Bond
         Fund..................     82,172
       Bond Fund...............    225,433
       Income Bond Fund........     50,252
       Mortgage-Backed
         Securities Fund.......     14,995
       Government Bond Fund....     66,451
       Treasury & Agency
         Fund..................     13,591
       High Yield Bond Fund....    (44,678)

   As of June 30, 2003, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                     EXPIRES
                                      ---------------------------------------------------------------------
                   FUND                2004    2005    2006     2007      2008      2009     2010     2011     TOTAL
                   ----                ----    ----    ----     ----      ----      ----     ----     ----     -----
       Ultra Short-Term Bond Fund...  $1,065   $682   $  139   $   602   $   632   $  762   $  322   $3,761   $ 7,965
       Short-Term Bond Fund.........   3,301    651    2,646     1,623        --      189      112       --     8,522
       Intermediate Bond Fund.......      --     --       --        --       620    1,203       --      426     2,249
       Income Bond Fund.............   1,963     --    2,229    17,780       615    3,376       --       --    25,963
       Government Bond Fund.........   5,967     --       --        --    10,261    2,649       --       --    18,877
       High Yield Bond Fund.........      --     --       --        --     1,351    6,044    1,754       --     9,149

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003
Continued

 180

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2003, the Funds deferred to July 1, 2003 post October capital losses of (amounts in thousands):

                                                                       CAPITAL LOSSES
                                                                       --------------
       Ultra Short-Term Bond Fund..................................       $ 5,173
       Short-Term Bond Fund........................................         2,602
       Intermediate Bond Fund......................................         6,810
       Bond Fund...................................................        12,293
       Mortgage-Backed Securities Fund.............................         3,395
       Government Bond Fund........................................           117
       High Yield Bond Fund........................................           180

8. OTHER FEDERAL TAX INFORMATION (UNAUDITED):

   For the period ended June 30, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

   For the period ended June 30, 2003, the High Yield Bond Fund paid qualified dividend income of $20,982.

9. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED):

   A Special Meeting of Shareholders of the One Group Mutual Funds was held on February 26, 2003 to approve new Sub-Investment Advisor Agreements in anticipation of a change in control of Banc One High Yield Partners, LLC. At the meeting, shareholders voted and approved the following proposal:

   Approve a new Sub-Investment Advisory Agreement between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC effective upon termination of the current Sub-Investment Advisory Agreement for each of the following Funds.

       FUND                                               FOR        AGAINST    ABSTAIN       TOTAL
       ----                                               ---        -------    -------       -----
       Income Bond Fund.............................  162,912,319    71,744     153,740    163,137,803
       High Yield Bond Fund.........................   79,793,782    68,352     144,984     80,007,118

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of One Group Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund, the Government Bond Fund, the Treasury & Agency Fund and the High Yield Bond Fund (nine series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented (other than those financial highlights that have been audited by other independent accountants) in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Intermediate Bond Fund, the Bond Fund and the Income Bond Fund for the period ended December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Chicago, Illinois
August 11, 2003

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

 182

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE                                      PRINCIPAL OCCUPATION DURING                     OTHER DIRECTORSHIPS
TIME SERVED WITH THE TRUST                         THE PAST FIVE YEARS                           HELD BY TRUSTEE
----------------------------    ----------------------------------------------------------    ---------------------
Peter C. Marshall               From March 2002 to present, self-employed as a business       None
  12/10/42                      consultant; March 2000 to February 2002, Senior Vice
  5/16/94 - present             President, W.D. Hoard, Inc. (corporate parent of DCI
                                Marketing, Inc.); November 1993 to March 2000, President
                                DCI Marketing, Inc.
Frederick W. Ruebeck            Since April 2000, Advisor, Jerome P. Green & Associates,      None
  10/8/39                       LLC (a broker-dealer); January 2000 to April 2000,
  5/16/94 - present             self-employed as a consultant; June 1988 to December 1999,
                                Director of Investments, Eli Lilly and Company.
Robert A. Oden, Jr.             From July 2002 to present, President, Carleton College;       None
  9/11/46                       1995 to July 2002, President, Kenyon College.
  6/25/97 - present
John F. Finn                    Since 1975, President, Gardner, Inc. (wholesale               Director,
  11/5/47                       distributor to outdoor power equipment industry).             Cardinal Health, Inc.
  5/21/98 - present
Marilyn McCoy                   Since 1985, Vice President of Administration and Planning,    None
  3/18/48                       Northwestern University.
  4/28/99 - present
Julius L. Pallone               Since 1994, President, J.L. Pallone Associates (insurance     None
  5/26/30                       consultant).
  4/28/99 - present
Donald L. Tuttle                Since 1995, Vice President, Association for Investment        None
  10/6/34                       Management and Research.
  4/28/99 - present

------------

 (1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

BOND FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
--------------------------     ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer, Banc
  11/13/57                     One Investment Management Group and Senior Managing Director
  President                    of Banc One Investment Advisors Corporation; October 2002 to
  1/1/00 - present             present, President, One Group Asset Management (Ireland)
                               Limited; October 1999 to present, Chief Executive Officer
                               and President, One Group Administrative Services, Inc. and
                               Chief Executive Officer and President, One Group Dealer
                               Services, Inc.; August 1994 to October 1999, Senior Managing
                               Director, Banc One Investment Advisors Corporation.

Robert L. Young                From November 2001 to present, Senior Managing Director and
  1/17/63                      Chief Operating Officer of One Group Mutual Funds for Banc
  Vice President and           One Investment Management Group; October 2002 to present,
  Treasurer                    Vice President, One Group Asset Management (Ireland)
  1/1/00 - present             Limited; October 1999 to present, Vice President and
                               Treasurer, One Group Administrative Services, Inc., and Vice
                               President and Treasurer, One Group Dealer Services, Inc.;
                               December 1996 to October 1999, Managing Director of Mutual
                               Fund Administration, Banc One Investment Advisors
                               Corporation.

Beverly J. Langley             From June 1992 to present, Senior Compliance Director, Banc
  10/4/56                      One Investment Advisors Corporation.
  Vice President
  8/15/02 - present

Michael V. Wible               From January 2000 to present, First Vice President and
  9/15/62                      Counsel, Bank One Corporation; September 1994 to January
  Secretary                    2000, Counsel, Bank One Corporation.
  1/1/00 - present

Gary R. Young                  From October 1999 to present, Director Mutual Fund
  8/19/69                      Administration, One Group Administrative Services, Inc.;
  Assistant Treasurer and      October 2002 to present, Treasurer, One Group Asset
  Assistant Secretary          Management (Ireland) Limited; December 1998 to October 1999,
  1/1/00 - present             Director, Mutual Fund Administration, Banc One Investment
                               Advisors Corporation; January 1995 to December 1998, Vice
                               President and Manager of Mutual Fund Accounting, Custody and
                               Financial Administration, First Chicago NBD Corporation.

Jessica K. Ditullio            From January 2000 to present, First Vice President and
  9/19/62                      Counsel, Bank One Corporation; August 1990 to January 2000,
  Assistant Secretary          Counsel, Bank One Corporation.
  1/1/00 - present

Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
  6/22/49                      Administration, One Group Administrative Services, Inc. and
  Assistant Secretary          Senior Project Manager, Mutual Funds, One Group Dealer
  1/1/00 - present             Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.

Alaina Metz                    From January 2002 to present, Vice President, Regulatory
  4/7/67                       Services, BISYS; June 1995 to January 2002, Chief
  Assistant Secretary          Administrative Officer, Blue Sky Compliance, BISYS.
  11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office of each Officer is indefinite. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

                      (This Page Intentionally Left Blank)

ONE GROUP MUTUAL FUNDS           BOND FUNDS ANNUAL REPORT          June 30, 2003

     ANNUAL REPORT

                                                          ONE GROUP MUTUAL FUNDS

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-800-480-4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-037-AN (8/03)

                                            --
Annual Report
Twelve months ended June 30, 2003

                                                          ONE GROUP MUTUAL FUNDS

      One Group
          Equity Funds

                                             Small Cap Growth Fund                    Balanced Fund
                                             Small Cap Value Fund                     Equity Index Fund
                                             Mid Cap Growth Fund                      Market Expansion Index Fund
                                             Mid Cap Value Fund                       Technology Fund
                                             Diversified Mid Cap Fund                 Health Sciences Fund
                                             Large Cap Growth Fund                    Market Neutral Fund
                                             Large Cap Value Fund                     International Equity Index Fund
                                             Equity Income Fund                       Diversified International Fund
                                             Diversified Equity Fund

  NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
This material must be preceded or accompanied by a current prospectus.

ONE GROUP EQUITY FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Portfolio Performance Review ...............................    2

Schedules of Portfolio Investments .........................   34

Statements of Assets and Liabilities .......................  115

Statements of Operations ...................................  118

Statements of Changes in Net Assets ........................  121

Schedules of Capital Stock Activity ........................  126

Financial Highlights .......................................  132

Notes to Financial Statements ..............................  148

Report of Independent Auditors .............................  159

Trustees ...................................................  160

Officers ...................................................  161


ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 2

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Steve Salopek, member of the equity growth team, Carol Miller, CFA and managing director of the equity growth team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
For the 12-month period ended June 30, 2003, the fund's Class I shares posted a total return of -3.90%. (For information on other share classes, see page 3.)

HOW WOULD YOU DESCRIBE THE CLIMATE FOR SMALL CAP GROWTH STOCKS?
The market began the fiscal year on a weak note, and that weakness lasted through October of 2002, when the market hit its low point for the fiscal year. But by the end of calendar year 2002 a rally was underway, fueled by the hopes that the struggling economy finally had reached a bottom point. In addition, investor sentiment had improved, due to better stock valuations. But optimism quickly gave way to pessimism in early calendar year 2003, as concerns about deflation and the impending war with Iraq started to erode investor confidence. Swift successes in the war with Iraq gave the market a jolt of confidence, and stocks moved back up by the end of the fiscal year.

HOW DID THE FUND'S RETURN COMPARE TO THAT OF THE BENCHMARK?
The fund underperformed its benchmark, the S&P SmallCap 600 Index for the one-year period (total return -3.58%, see page 3 for details). This primarily was due to the strong market rally off the October 2002 lows, which overwhelmingly was driven by stocks that did not meet our guidelines for purchase. For example, the stocks that drove the rally were high beta (a measure of risk versus the broad market), low price and generally low-quality microcap stocks. We tend to favor higher-quality, small cap, rather than microcap companies.

Although generating negative returns never is desirable, we believe investors should evaluate the fund's one-year return in the context of the market climate. The extreme market volatility experienced during the fiscal year combined with investors' focus on more speculative names was not conducive to the fund's higher-quality, longer-term orientation. We continued to focus on quality companies that we believe offer good growth prospects, solid balance sheets, strong cash flow and sound near-term fundamentals -- a strategy that we believe may generate attractive long-term returns.

WHICH AREAS OF THE FUND OFFERED NOTABLE PERFORMANCE FOR SHAREHOLDERS?
The energy, financials and consumer capital spending sectors represented rare bright spots for the one-year period; most other sectors turned in negative results. Strong fundamentals and the defensive nature of their industries helped them outperform. The consumer capital spending sector was strong due to continued high spending on housing and other high-ticket consumer goods.

Stocks in the semiconductor industry posted the worst performance for the period as order trends continued to be negative due to slack demand and overcapacity. A significant number of marginal technology names have huge cash reserves on their balance sheets. This is allowing them to stay in business indefinitely even though many might otherwise be acquired or merged with other companies in order to reduce capacity and improve returns.

Top 10 Holdings*
 1.  iShares Russell 2000
     Growth.................  3.8%
 2.  NVR, Inc. .............  1.9%
 3.  Zebra Technologies
     Corp., Class A.........  1.7%
 4.  Harman International
     Industries, Inc. ......  1.7%
 5.  Mid Atlantic Medical
     Services, Inc. ........  1.4%
 6.  Hudson United
     Bancorp................  1.2%
 7.  Graco, Inc. ...........  1.2%
 8.  Inamed Corp. ..........  1.2%
 9.  Take-Two Interactive
     Software, Inc. ........  1.1%
10.  Medicis
     Pharmaceuticals, Inc.,
     Class A................  1.1%

Portfolio Allocation*
Common Stock..............  93.0%
Unit Investment Trust.....   4.4%
Cash Equivalents..........   2.6%

Top 5 Industries*
 1.  Electronic
     Technology.............  12.4%
 2.  Health Technology......  10.4%
 3.  Finance................   8.7%
 4.  Consumer Durables......   8.3%
 5.  Health Services........   7.1%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[GRAPH]

                                                                                                                 S&P SMALLCAP
                                              CLASS A                CLASS A*           S&P SMALLCAP 600       600/BARRA GROWTH
                                              -------                --------           ----------------       ----------------
6/93                                          10000.00                9472.00               10000.00               10000.00
6/94                                          10366.00                9819.00               10187.00                9752.00
6/95                                          11598.00               10986.00               12261.00               11910.00
6/96                                          14016.00               13276.00               15450.00               15096.00
6/97                                          15911.00               15071.00               18801.00               16869.00
6/98                                          19616.00               18580.00               22460.00               19313.00
6/99                                          19512.00               18482.00               21941.00               19124.00
6/00                                          25714.00               24357.00               25097.00               24468.00
6/01                                          23346.00               22114.00               27887.00               22496.00
6/02                                          20538.00               19453.00               27963.00               21082.00
6/03                                          19684.00               18645.00               26962.00               21326.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I              -3.90%       0.24%       7.16%          9.76%         7/1/91
---------------------------------------------------------------------------------------
  Class A              -4.16%       0.07%       7.01%          9.63%         7/1/91
---------------------------------------------------------------------------------------
  Class A*             -9.22%      -1.01%       6.43%          9.14%         7/1/91
---------------------------------------------------------------------------------------
  Class B              -4.90%      -0.75%       6.25%          8.85%         7/1/91
---------------------------------------------------------------------------------------
  Class B*             -9.66%      -1.04%       6.25%          8.85%         7/1/91
---------------------------------------------------------------------------------------
  Class C              -4.79%      -0.72%       6.19%          8.79%         7/1/91
---------------------------------------------------------------------------------------
  Class C*             -5.75%      -0.72%       6.19%          8.79%         7/1/91
---------------------------------------------------------------------------------------
  S&P SmallCap 600     -3.58%       3.72%      10.43%         12.38%
---------------------------------------------------------------------------------------
  S&P SmallCap
    600/BARRA Growth    1.15%       2.00%       7.87%         10.20%
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class I (3/26/96), Class B (9/12/94) and Class C (11/4/97), performance is based on Class A share performance adjusted to reflect the deduction of fees and expenses including the absence of a sales charge in the case of Class I shares.

Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period before it was acquired by the One Group Small Cap Growth Fund on March 26, 1996.

The performance of the Small Cap Growth Fund is measured against the S&P SmallCap 600 Index, an unmanaged index generally representative of the performance of the small companies within the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The S&P SmallCap 600/BARRA Growth Index represents the performance of 600 small capitalization domestic stocks with a higher price to book ratio.

The S&P SmallCap 600/BARRA Growth Index consists of the average monthly returns of the S&P SmallCap 600 Index for periods prior to January 1994. Thereafter, the data is from the S&P SmallCap 600/BARRA Growth Index, which corresponds with the initiation of the S&P SmallCap 600/BARRA Growth Index on January 1, 1994.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 4

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of -7.50% for the one-year period ended June 30, 2003. (For information on other share classes, see page 5.)

WHAT WAS THE CLIMATE FOR SMALL-CAP VALUE STOCKS?
Small cap value stocks struggled during the first three quarters of the fiscal year, as weaker-than-expected economic growth and the looming war with Iraq weighed on market performance. But after the successful resolution to the war, the market rebounded sharply.

WHAT WAS THE IMPACT ON FUND PERFORMANCE?
The rebound was good for the fund's cyclical exposure and, thus, the fund's absolute return. But on a relative basis the fund's performance lagged that of its benchmark, the Russell 2000 Value Index (total return of -3.80%, see page 5 for details). In general, more speculative stocks in the Internet, telecommunication and biotechnology sectors fueled the sharp rebound -- and the benchmark's higher return. Our discipline forces us to avoid or underweight such sectors, given their overall lack of sound financials and sustainable business models.

DID THE CLIMATE FORCE YOU TO ALTER YOUR INVESTMENT STRATEGIES?
We don't alter our key strategies based on short-term market trends. Therefore, we continued to seek small cap companies with low valuations on price/earnings, price/book and price/cash flow. In particular, we looked for companies that we believed offered sound balance sheets and sustainable business models. Although this emphasis hurt the fund's performance relative to the benchmark for the one-year period, we believe our discipline may generate attractive long-term results while minimizing downside risk. We focus on stocks we believe will offer good performance throughout a two- to three-year time horizon.

WHICH HOLDINGS OFFERED NOTABLE PERFORMANCE?
The fund's stock selection in health care contributed positively to the fund's performance for the year. Increasing optimism for better economic performance also allowed our cyclical and technology names to post solid results. However, our emphasis on established companies with sustainable business models has kept us out of the internet/telecom and biotech sectors which have shown good stock price performance of late.

Top 10 Holdings*
 1.  PMI Group, Inc. .......  2.4%
 2.  Humana, Inc. ..........  1.8%
 3.  iShares Russell
     2000 Value.............  1.7%
 4.  Cummins, Inc. .........  1.6%
 5.  Ashland, Inc. .........  1.4%
 6.  Overseas Shipholding
     Group, Inc. ...........  1.3%
 7.  Health Net, Inc.,
     Class A................  1.2%
 8.  Affiliated Managers
     Group, Inc. ...........  1.2%
 9.  Teekay Shipping
     Corp. .................  1.1%
10.  United Stationers,
     Inc. ..................  1.1%

      Portfolio Allocation*
Common Stock..............  94.5%
Cash Equivalents..........   3.8%
Unit Investment Trust.....   1.7%

Top 5 Industries*
 1.  Finance................  22.2%
 2.  Producer
     Manufacturing..........   9.8%
 3.  Retail Trade...........   8.6%
 4.  Electronic
     Technology.............   7.9%
 5.  Consumer Durables......   6.1%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[GRAPH]

                                                                          CLASS I                       RUSSELL 2000 VALUE
                                                                          -------                       ------------------
6/93                                                                       10000                              10000
6/94                                                                        9477                              10752
6/95                                                                       10518                              12327
6/96                                                                       13313                              14930
6/97                                                                       17872                              19147
6/98                                                                       21390                              22954
6/99                                                                       18554                              21642
6/00                                                                       18039                              21439
6/01                                                                       25973                              28058
6/02                                                                       30065                              30442
6/03                                                                       27809                              29285

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I               -7.50%      5.39%      10.77%         9.88%         6/30/72
---------------------------------------------------------------------------------------
  Class A               -7.72%      5.15%      10.42%         9.50%         6/30/72
---------------------------------------------------------------------------------------
  Class A*             -12.55%      4.03%       9.83%         9.32%         6/30/72
---------------------------------------------------------------------------------------
  Class B               -8.39%      4.38%       9.70%         8.79%         6/30/72
---------------------------------------------------------------------------------------
  Class B*             -12.70%      4.04%       9.70%         8.79%         6/30/72
---------------------------------------------------------------------------------------
  Class C               -8.47%      4.38%       9.69%         8.79%         6/30/72
---------------------------------------------------------------------------------------
  Class C*              -9.33%      4.38%       9.69%         8.79%         6/30/72
---------------------------------------------------------------------------------------
  Russell 2000 Value    -3.80%      4.98%      11.34%           N/A
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/99) performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

The Small Cap Value Fund commenced operations as the Pegasus Small Cap Opportunity Fund on January 27, 1995 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the Pegasus Small Cap Opportunity Fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. Common trust funds are not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, are not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The above quoted performance data includes the performance of a common trust fund and the Pegasus Small Cap Opportunity Fund prior to the acquisition by the One Group Small Cap Value Fund on March 22, 1999.

The performance of the Small Cap Value Fund is measured against the Russell 2000 Value Index, an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 6

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Rick Jandrain, member of the equity growth team, Carol Miller, CFA and managing director of the equity growth team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of -0.21% for the one-year period ended June 30, 2003. (For information on other share classes, see page 7.)

HOW WOULD YOU CHARACTERIZE THE MARKET CLIMATE?
In general, returns for mid cap growth stocks were relatively flat for the fiscal year. For much of the period, a weak economy and the war against Iraq negatively influenced the stock market and the fund. Given the slow economy, companies had a difficult time generating profits. In addition, rising unemployment kept consumers and businesses on the sidelines, in terms of spending. Although lower interest rates were a positive influence, they could not completely offset the impact of slower-growing earnings.

HOW DID FUND PERFORMANCE COMPARE TO THE BENCHMARK?
The fund underperformed the benchmark, the S&P Mid Cap 400/BARRA Growth Index (total return of 1.06%, see page 7 for details). Although it was not a spectacular year for returns, we remain encouraged that the market finally broke out of the three-year downward spiral brought on by the extended bear market.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
We primarily focused on companies that we believed could increase their earnings in the tough economic environment. We found many such companies in the health care, energy and consumer non-durables sectors, which all outperformed during the year due to their ability to deliver strong earnings. As a group, the fund's health care sector holdings were up 18% while energy and consumer non-durables were up 11.6% and 6.2% respectively.

WHICH FUND SECTOR WAS THE BEST-PERFORMING?
The fund's health care sector was the leading performer, with stocks in the pharmaceutical and health technology industries leading the way. Double-digit earnings and higher valuations helped these groups generate returns in excess of 20% for the fiscal year. In particular, one company's stock, which represents more than 2% of the fund's portfolio, increased in value more than 60%. Another particular holding, a generic drug manufacturer, also returned more than 60% for fund shareholders. While the health care sector overall was up 18%, industries within the sector saw dramatically different returns. Pharmaceutical services were up 53%, health technology was up nearly 22% and health services were down almost 5% for the 12 months ending June 30, 2003.

WHICH SECTOR WAS THE BIGGEST DISAPPOINTMENT?
In the mid-cap universe, the technology sector was unable to break out of its slump. Stocks in the semiconductor industry, for example, declined more than 20% despite staging a strong comeback in the final quarter of the fiscal year. In addition, stocks in the capital equipment, industrials and financials sectors experienced weakness during the year. These stocks were under pressure due to slower industrial production and weaker capital markets activity.

Top 10 Holdings*
 1.  Gilead Sciences,
     Inc. ..................  2.9%
 2.  Affiliated Computer
     Services, Inc., Class
     A......................  1.9%
 3.  Express Scripts, Inc.,
     Class A................  1.9%
 4.  Coach, Inc. ...........  1.7%
 5.  M&T Bank Corp. ........  1.6%
 6.  Legg Mason, Inc. ......  1.5%
 7.  Weatherford
     International Ltd. ....  1.5%
 8.  Expeditors
     International of
     Washington, Inc. ......  1.5%
 9.  New York Community
     Bancorp, Inc. .........  1.4%
10.  Ross Stores, Inc. .....  1.4%

Portfolio Allocation*
Common Stock..............  96.9%
Cash Equivalents..........   2.1%
Unit Investment Trust.....   1.6%
Other Liabilities in
  excess of Assets........  (0.6%)

Top 5 Industries*
 1.  Health Technology......  13.7%
 2.  Finance................  11.0%
 3.  Consumer Services......  10.0%
 4.  Health Services........   9.8%
 5.  Electronic
     Technology.............   8.5%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                          CLASS I                  S&P MIDCAP 400/BARRA GROWTH
                                                                          -------                  ---------------------------
6/93                                                                       10000                              10000
6/94                                                                        9984                               9810
6/95                                                                       11956                              12200
6/96                                                                       14901                              14563
6/97                                                                       18291                              17958
6/98                                                                       23982                              22787
6/99                                                                       30791                              29695
6/00                                                                       42074                              40617
6/01                                                                       36376                              36480
6/02                                                                       30846                              31942
6/03                                                                       30780                              32281

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I              -0.21%       5.12%      11.90%         13.55%         3/2/89
---------------------------------------------------------------------------------------
  Class A              -0.49%       4.81%      11.61%         13.19%         3/2/89
---------------------------------------------------------------------------------------
  Class A*             -5.71%       3.68%      11.01%         12.77%         3/2/89
---------------------------------------------------------------------------------------
  Class B              -1.15%       4.04%      10.86%         12.35%         3/2/89
---------------------------------------------------------------------------------------
  Class B*             -6.10%       3.78%      10.86%         12.35%         3/2/89
---------------------------------------------------------------------------------------
  Class C              -1.18%       4.18%      10.87%         12.35%         3/2/89
---------------------------------------------------------------------------------------
  Class C*             -2.16%       4.18%      10.87%         12.35%         3/2/89
---------------------------------------------------------------------------------------
  S&P MidCap
    400/BARRA Growth    1.06%       7.22%      12.43%            N/A
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Mid Cap Growth Fund is measured against the S&P MidCap 400/BARRA Growth Index, an unmanaged index generally representative of the performance of the highest price to book securities in the S&P MidCap 400 Index. This index is used by over 95% of U.S. managers and pension plan sponsors with more than $25 billion being indexed to the S&P MidCap 400. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 8

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Tim Drake, CFA and member of the equity value team, Bill Dierker, CFA and managing director of the equity value team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of -6.48% for the one-year period ended June 30, 2003. (For information on other share classes, see page 9.)

WHAT WERE THE KEY INFLUENCES ON MARKET AND FUND PERFORMANCE?
Volatility characterized the fiscal year, as the market posted major swings in both directions. The market reached significant lows in the summer and fall of 2002 before rallying by calendar year end. Early in 2003 the threat of conflict in the Middle East once again caused the market to falter. But after the worst of the fighting with Iraq ended, the market resumed positive growth, as investors anticipated strong economic growth in the months to come.

The fund's performance trailed that of the S&P MidCap 400/BARRA Value Index, which returned -2.47% for the one-year period (see page 9 for details). The strong market volatility that characterized the period hindered our efforts to identify any long-term market trends. Many of the best-performing stocks during the fiscal year included those with weak value characteristics. In particular, stocks in the technology sector performed well, and the fund did not have significant exposure to such stocks. Additionally, interest rates declined more than expected during the fiscal year, and this factor hurt the fund's bank holdings.

HOW DID YOU ATTEMPT TO DEAL WITH THE VOLATILE MARKET?
Our strategy generally remains constant, regardless of the market climate. Our strategy focuses on investing in attractively priced stocks with improving earnings growth that will lead to eventual price appreciation. In particular, we look for stocks with an earnings catalyst, or some factor expected to boost the company's earnings growth, such as the introduction of a new product, a management turnaround or a merger.

HOW WAS THE FUND POSITIONED AT FISCAL YEAR END?
By the end of the 12-month period, we had increased the fund's exposure to companies we believed would benefit the most from an improving economy. In line with this view, we increased exposure to the industrial, consumer, and energy sectors. In addition, we worked on enhancing the fund's yield, due to the recent tax cut on dividends.

Top 10 Holdings*
 1.  Everest Re Group
     Ltd. ..................  1.8%
 2.  Mid-Cap 400 Depository
     Receipt................  1.8%
 3.  Pepco Holdings, Inc....  1.7%
 4.  Wisconsin Energy
     Corp. .................  1.5%
 5.  L-3 Communications
     Holdings, Inc. ........  1.5%
 6.  Lennar Corp. ..........  1.5%
 7.  Old Republic
     International Corp. ...  1.5%
 8.  Tyson Foods, Inc.,
     Class A................  1.4%
 9.  Compass Bancshares,
     Inc. ..................  1.4%
10.  National Commerce
     Financial Co. .........  1.3%

Portfolio Allocation*
Common Stock..............  93.2%
Cash Equivalents..........   4.9%
Unit Investment Trust.....   2.0%
Other Liabilities in
  excess of Assets........  (0.1%)

Top 5 Industries*
 1.  Finance................  25.4%
 2.  Utilities..............   9.3%
 3.  Producer
     Manufacturing..........   8.1%
 4.  Electronic
     Technology.............   7.2%
 5.  Process Industries.....   5.5%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                          CLASS I                   S&P MIDCAP 400/BARRA VALUE
                                                                          -------                   --------------------------
6/93                                                                       10000                              10000
6/94                                                                       10404                              10051
6/95                                                                       12071                              12090
6/96                                                                       14498                              14858
6/97                                                                       17479                              18402
6/98                                                                       22420                              23311
6/99                                                                       23276                              24490
6/00                                                                       23365                              24531
6/01                                                                       30737                              32601
6/02                                                                       30810                              33607
6/03                                                                       28815                              32776

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I               -6.48%      5.15%      11.16%         10.90%         3/2/89
---------------------------------------------------------------------------------------
  Class A               -6.68%      4.92%      10.92%         10.52%         3/2/89
---------------------------------------------------------------------------------------
  Class A*             -11.57%      3.79%      10.32%         10.11%         3/2/89
---------------------------------------------------------------------------------------
  Class B               -7.45%      4.09%      10.16%          9.76%         3/2/89
---------------------------------------------------------------------------------------
  Class B*             -11.82%      3.82%      10.16%          9.76%         3/2/89
---------------------------------------------------------------------------------------
  Class C               -7.38%      4.16%      10.11%          9.72%         3/2/89
---------------------------------------------------------------------------------------
  Class C*              -8.25%      4.16%      10.11%          9.72%         3/2/89
---------------------------------------------------------------------------------------
  S&P MidCap
    400/BARRA Value     -2.47%      7.06%      12.61%            N/A
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Mid Cap Value Fund is measured against the S&P MidCap 400/BARRA Value Index, an unmanaged index generally representative of the performance of the lowest price to book securities in the S&P MidCap 400 Index. This index is used by over 95% of U.S. managers and pension plan sponsors with more than $25 billion being indexed to the S&P MidCap 400. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 10

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Frank Korth, member of the equity value team, Bill Dierker, CFA and managing director of the equity value team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN FOR THE YEAR?
For the year ended June 30, 2003, the fund's Class I shares posted a total return of -3.16%. (For information on other share classes, see page 11.)

HOW DID THE FUND'S RETURN COMPARE TO THE RETURN FOR THE MARKET AS A WHOLE?
The fund's total return lagged the return of its benchmark, the S&P MidCap 400 Index (total return of -0.71%, see page 11 for details). This was primarily because the strongest rallies among Mid Cap stocks were led by lower quality, higher relative risk names than the fund usually holds.

WHAT SHOULD SHAREHOLDERS UNDERSTAND ABOUT THE STOCK MARKET CLIMATE?
The stock market exhibited significant volatility during the 12-month period. The domestic and international economies faced tremendous shocks, which tested the flexibility of corporate managements. Even some of the market's best companies were unable to overcome the challenges, posting double-digit losses in their stock prices. For the most part, corporations and business owners held on to their cash assets, declining to spend on plants, equipment or inventory. Therefore, after more than a year into the economic recovery, job growth remained weak.

WHAT STRATEGIES DID YOU IMPLEMENT DURING THE FISCAL YEAR?
We continued to implement our bottom-up research process to identify stocks with strong fundamental characteristics and improving price trends. The market climate of uncertainty and volatility -- brought on by the sluggish economy, war with Iraq and the SARS epidemic -- helped generate many opportunities to purchase such stocks. In particular, the fund realized attractive gains from select and depressed interest-sensitive, housing and consumer stocks that we purchased during the market's sell-off periods.

DID ANY OTHER SECTORS GENERATE NOTABLE PERFORMANCE?
The insurance and brokerage sector contributed the most to the fund's relative performance. In this and other financial-related sectors, stocks finally shook off some of the numerous maladies they had faced for nearly three years. The late-fiscal-year rally on strong volume gains, along with some takeover speculation and some IPO (initial public offering) successes helped generate a positive environment.

In absolute terms, the fund's pharmaceutical and biotech holdings posted the best performance. Stocks in these areas generally exhibit defensive growth characteristics, which tend to lead to good performance in choppy markets. In addition, investor concerns about the war with Iraq led to attractive gains for the fund's energy-sensitive issues.

Cyclical stocks, particularly in the chemical, paper, forest products, metals and air transportation industries, generally performed poorly during the period. Economically sensitive industries like these responded to the negative economic environment by cutting costs to protect their margins.

Top 10 Holdings*
 1.  Everest Re Group
     Ltd. ..................  1.8%
 2.  Gilead Sciences,
     Inc. ..................  1.7%
 3.  Compass Bancshares,
     Inc. ..................  1.7%
 4.  GreenPoint Financial
     Corp. .................  1.6%
 5.  Murphy Oil Corp. ......  1.6%
 6.  Weatherford
     International Ltd. ....  1.5%
 7.  AdvancePCS.............  1.5%
 8.  Banknorth Group,
     Inc. ..................  1.4%
 9.  Radian Group, Inc. ....  1.4%
10.  Brinker International,
     Inc. ..................  1.4%

      Portfolio Allocation*
Common Stock..............  96.3%
Cash Equivalents..........   3.6%
Other Assets in excess of
  Liabilities.............   0.1%

Top 5 Industries*
 1.  Finance................  19.2%
 2.  Electronic
     Technology.............   8.5%
 3.  Producer
     Manufacturing..........   7.8%
 4.  Health Technology......   7.2%
 5.  Utilities..............   6.8%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                          CLASS I                         S&P MIDCAP 400
                                                                          -------                         --------------
6/93                                                                      10000.00                           10000.00
6/94                                                                      10716.00                            9995.00
6/95                                                                      12313.00                           12228.00
6/96                                                                      14441.00                           14868.00
6/97                                                                      18622.00                           18336.00
6/98                                                                      22404.00                           23314.00
6/99                                                                      23630.00                           27321.00
6/00                                                                      26945.00                           31959.00
6/01                                                                      28598.00                           34795.00
6/02                                                                      26210.00                           33153.00
6/03                                                                      25382.00                           32916.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I              -3.16%       2.53%       9.76%         11.92%        12/31/83
---------------------------------------------------------------------------------------
  Class A              -3.37%       2.28%       9.57%         11.65%        12/31/83
---------------------------------------------------------------------------------------
  Class A*             -8.46%       1.18%       8.98%         11.34%        12/31/83
---------------------------------------------------------------------------------------
  Class B              -4.13%       1.51%       8.78%         10.88%        12/31/83
---------------------------------------------------------------------------------------
  Class B*             -8.93%       1.37%       8.78%         10.88%        12/31/83
---------------------------------------------------------------------------------------
  Class C              -4.13%       1.52%       8.71%         10.84%        12/31/83
---------------------------------------------------------------------------------------
  Class C*             -5.09%       1.52%       8.71%         10.84%        12/31/83
---------------------------------------------------------------------------------------
  S&P MidCap 400       -0.71%       7.14%      12.65%         14.57%
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/99) performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The Diversified Mid Cap Fund commenced operations as the Pegasus Mid Cap Opportunity Fund on June 1, 1991 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses and sales charges associated with the Fund. Common trust funds are not registered under the Investment Company Act of 1940 ("1940 Act") and therefore, are not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The above quoted performance data includes the performance of a common trust fund and the Pegasus Mid Cap Opportunity Fund prior to the acquisition by the One Group Diversified Mid Cap Fund on March 22, 1999.

The performance of the Diversified Mid Cap Fund is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. This index is used by over 95% of the U.S. managers and pension plan sponsors with more than $25 billion being indexed to the S&P MidCap 400. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 12

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Carol Miller, CFA and managing director of the equity growth team, and Larry Baumgartner, chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of 2.76% for the one-year period ended June 30, 2003. (For information on other share classes, see page 13.)

HOW WOULD YOU CHARACTERIZE THE MARKET CLIMATE DURING THE YEAR?
Large-cap growth stocks, as measured by the fund's benchmark, the Russell 1000 Growth Index, posted a positive total return of 2.94% for the fiscal year. But the positive return masks a wild ride, as stocks fell nearly 10% in the first half of the fiscal year and increased more than 12% in the second half. Frequent negative revisions to economic growth and corporate earnings growth fueled the market's decline in the first half of the period. By October 2002 the market finally bottomed, as investors priced into stocks dire economic conditions that did not reflect reality. With an end to negative earnings and growth revisions, stocks rallied strongly throughout the second half of the period.

WHAT WERE YOUR KEY STRATEGIES DURING THIS ROLLER-COASTER MARKET?
We attempted to add value for shareholders by investing in companies that we believed could produce persistent growth even in the face of an uninspiring economic environment. This strategy worked relatively well throughout most of the period. We also focused on stocks that we believed exhibited reasonable valuations. This strategy helped us manage risk in the fund.

WHICH SECTORS OFFERED NOTABLE PERFORMANCE?
Our strategy of seeking companies with positive earnings revisions encouraged us to increase exposure to health care stocks, which finished the year on a strong note and contributed significantly to fund performance. In particular, our stock selections within the sector worked in the fund's favor. In addition, although consumer stocks were up only slightly during the period, our specific consumer holdings performed well and boosted fund performance.

Technology stocks suffered the most during the first half of the fiscal year and rallied the strongest in the second half. Nevertheless, the fund did not fully participate in the rally phase, because we believed investors were overly optimistic toward the sector. We maintained a more conservative stance among the fund's technology holdings, and this posture caused the fund's performance to slightly lag that of the benchmark (see page 13 for details).

Top 10 Holdings*
 1.  Pfizer, Inc. ..........  6.0%
 2.  General Electric Co....  5.3%
 3.  Microsoft Corp.........  4.8%
 4.  Johnson & Johnson......  3.6%
 5.  Intel Corp. ...........  3.0%
 6.  Wal-Mart Stores,
     Inc. ..................  3.0%
 7.  Cisco Systems, Inc.....  2.5%
 8.  Amgen, Inc.............  2.4%
 9.  PepsiCo, Inc. .........  2.2%
10.  Home Depot, Inc. ......  2.1%

Portfolio Allocation*
Common Stock..............  96.6%
Cash Equivalents..........   4.2%
Other Liabilities in
  excess of Assets........  (0.8%)

Top 5 Industries*
 1.  Health Technology......  23.4%
 2.  Electronic
     Technology.............  11.4%
 3.  Technology Services....   9.9%
 4.  Consumer
     Non-Durables...........   8.6%
 5.  Retail Trade...........   8.5%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                          CLASS I                      RUSSELL 1000 GROWTH
                                                                          -------                      -------------------
6/93                                                                      10000.00                           10000.00
6/94                                                                      10804.00                            9973.00
6/95                                                                      13165.00                           13016.00
6/96                                                                      15451.00                           16636.00
6/97                                                                      20567.00                           21850.00
6/98                                                                      27920.00                           28709.00
6/99                                                                      35956.00                           36536.00
6/00                                                                      41457.00                           45913.00
6/01                                                                      27543.00                           29304.00
6/02                                                                      19837.00                           21542.00
6/03                                                                      20384.00                           22176.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

------------------------------------------------------------------------------------
                       1 Year     5 Year    10 Year   Since Inception Inception Date
------------------------------------------------------------------------------------
  Class I               2.76%     -6.10%      7.38%         7.64%         2/28/92
------------------------------------------------------------------------------------
  Class A               2.46%     -6.35%      7.12%         7.31%         2/28/92
------------------------------------------------------------------------------------
  Class A*             -2.93%     -7.35%      6.54%         6.80%         2/28/92
------------------------------------------------------------------------------------
  Class B               1.78%     -7.02%      6.42%         6.59%         2/28/92
------------------------------------------------------------------------------------
  Class B*             -3.22%     -7.31%      6.42%         6.59%         2/28/92
------------------------------------------------------------------------------------
  Class C               1.71%     -7.02%      6.30%         6.46%         2/28/92
------------------------------------------------------------------------------------
  Class C*              0.71%     -7.02%      6.30%         6.46%         2/28/92
------------------------------------------------------------------------------------
  Russell 1000
    Growth              2.94%     -5.03%      8.29%         7.73%
------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/22/94), Class B (1/14/94) and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Large Cap Growth Fund is measured against the Russell 1000 Growth Index, an unmanaged index generally representative of the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 14

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Bill Dierker, CFA and managing director of the equity value team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
For the one-year period ended June 30, 2003, the fund's Class I shares posted a total return of -4.46%. (For information on other share classes, see page 15.)

FROM A RELATIVE PERSPECTIVE, WHAT DOES THE FUND'S RETURN MEAN FOR SHAREHOLDERS? The fund underperformed its benchmark index, the S&P 500/BARRA Value Index (total return of -1.84%, see page 15 for details). The fund's performance suffered relative to the index as more speculative names performed strongly while the relatively stable names we tend to favor did not fare as well.

WHAT WERE YOUR KEY STRATEGIES DURING THE FISCAL YEAR?
Our key strategy is to remain loyal to the fund's stated style objective -- that is, to invest in large-cap stocks that we believe are selling below their long-term investment values. As such, we continued to focus on companies with solid or improving fundamentals with valuations that we believed were more attractive than the market as a whole.

WHICH SECTORS OFFERED NOTABLE PERFORMANCE?
In general, the fund's health care holdings generated attractive performance. In particular, the drug distribution companies performed well as their valuations improved. In addition, investors viewed such companies as important beneficiaries of the Medicare drug benefit working its way through Congress. The fund's holdings in the property and casualty insurance business contributed positively to performance as their pricing remains strong. In addition, improved conditions in the stock and bond markets aided the performance of securities brokerage stocks.

Our stock selections in the technology, consumer and industrial sectors were disappointing. A number of company-specific factors put pressure on several stocks in these sectors.

Top 10 Holdings*
 1.  Exxon Mobil Corp. .....  5.7%
 2.  Bank of America
     Corp. .................  3.6%
 3.  American International
     Group, Inc. ...........  2.8%
 4.  Wells Fargo & Co. .....  2.4%
 5.  ChevronTexaco Corp. ...  2.2%
 6.  Altria Group, Inc. ....  2.1%
 7.  Morgan Stanley Dean
     Witter & Co. ..........  1.9%
 8.  Viacom, Inc., Class
     B......................  1.9%
 9.  SBC Communications,
     Inc....................  1.9%
10.  Citigroup, Inc. .......  1.8%

Portfolio Allocation*
Common Stock..............  94.7%
Cash Equivalents..........   5.7%
Other Liabilities in
  excess of Assets........  (0.4%)

Top 5 Industries*
 1.  Finance................  32.8%
 2.  Energy Minerals........  11.9%
 3.  Consumer Services......   8.9%
 4.  Electronic
     Technology.............   7.6%
 5.  Producer
     Manufacturing..........   5.9%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                          CLASS I                      S&P 500/BARRA VALUE
                                                                          -------                      -------------------
6/93                                                                      10000.00                           10000.00
6/94                                                                      10159.00                           10310.00
6/95                                                                      12536.00                           12508.00
6/96                                                                      14131.00                           15610.00
6/97                                                                      17961.00                           20431.00
6/98                                                                      21819.00                           25563.00
6/99                                                                      25584.00                           29792.00
6/00                                                                      24141.00                           28270.00
6/01                                                                      25962.00                           30508.00
6/02                                                                      20891.00                           24989.00
6/03                                                                      19960.00                           24528.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

------------------------------------------------------------------------------------
                       1 Year     5 Year    10 Year   Since Inception Inception Date
------------------------------------------------------------------------------------
  Class I              -4.46%     -1.77%      7.16%         7.71%         3/1/91
------------------------------------------------------------------------------------
  Class A              -4.67%     -1.97%      6.94%         7.47%         3/1/91
------------------------------------------------------------------------------------
  Class A*             -9.66%     -3.02%      6.37%         7.01%         3/1/91
------------------------------------------------------------------------------------
  Class B              -5.36%     -2.70%      6.31%         6.77%         3/1/91
------------------------------------------------------------------------------------
  Class B*            -10.09%     -3.02%      6.31%         6.77%         3/1/91
------------------------------------------------------------------------------------
  Class C              -5.33%     -2.72%      6.12%         6.62%         3/1/91
------------------------------------------------------------------------------------
  Class C*             -6.27%     -2.72%      6.12%         6.62%         3/1/91
------------------------------------------------------------------------------------
  S&P 500/BARRA
    Value              -1.84%     -0.82%      9.39%        10.28%
------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (3/22/99), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Large Cap Value Fund is measured against the S&P 500/BARRA Value Index, an unmanaged index representing the performance of the lowest price to book securities in the S&P 500. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 16

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Lynn Yturri, member of the equity diversified strategies team; Mike Weiner, CFA and managing director of the equity diversified strategies team, and Larry Baumgartner, chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN FOR THE YEAR?
The fund's Class I shares posted a total return of -3.06% for the one-year period ended June 30, 2003. (For information on other share classes, see page 17.)

HOW WOULD YOU DESCRIBE THE MARKET CLIMATE?
The 12-month period may represent a time of recovery and rebound from the bear market forces of 2000-2002. Overall, the stock market experienced significant volatility, but improved in general overall. Much of the market's improved performance was due to the successful conclusion to the Iraq war, lower interest rates and the passage of a new tax package aimed at promoting economic growth.

COMPARED TO THE MARKET AS A WHOLE, HOW DID THE FUND PERFORM FOR SHAREHOLDERS? The fund underperformed its benchmark, the S&P 500 Index (total return of 0.25%). This was largely because the recovering market favored higher-volatility, lower-priced, aggressive companies over many of the larger, established corporations we generally favor. (See page 17 for details on performance comparisons to indexes.) Our highly diversified posture -- which included investments in common stocks, REITs (real estate investment trusts) and convertible securities -- helped limit return volatility in the fund.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
We attempted to position the fund for more widespread profit growth than we've seen recently by reducing larger portfolio holdings and reinvesting in diverse sectors and issues. We also increased exposure to industrial companies, which have been out of favor for several years. We also positioned the portfolio to take advantage of the new tax treatment of dividends, focusing on companies with a current yield of 2% to 4%.

WHAT DOES THE DIVIDEND TAX CUT MEAN FOR INVESTORS?
Previously, the IRS taxed dividend income as regular income, meaning that for some investors, dividend income was taxed by as much as 37%. Under the new tax plan, depending on an investors tax bracket, most dividend income is taxed at 15%. This factor may add to the long-term appeal of stocks that pay dividends.

WERE ANY SECTORS MORE OR LESS ATTRACTIVE THAN OTHERS?
Performance -- good and bad -- during the one-year period was stock-specific rather than sector-specific. Stocks in such diverse industries as advertising, technology, banking, insurance, electric utilities and pharmaceuticals posted solid results. In general, companies that successfully executed their growth plans performed well, as investors focused on their favorable earnings trends. Investors remained sensitive to earnings shortfalls and sold heavily on earnings disappointments.

HOW DID YOU DEAL WITH EARNINGS ISSUES?
Earnings disappointments often arise during volatile markets. Our response to such events was to review each situation on its own merits. If we viewed the disappointments as temporary, we either retained the stocks or added to the existing positions. If we deemed the problem to be long-term, we either sold the stocks or reduced our exposure.

Top 10 Holdings*
 1.  Pfizer, Inc. ............  3.7%
 2.  Exxon Mobil Corp. .......  3.6%
 3.  General Electric Co. ....  3.4%
 4.  Citigroup, Inc. .........  3.4%
 5.  Wal-Mart Stores, Inc. ...  3.3%
 6.  Bank of America Corp.....  2.6%
 7.  International Business
     Machines Corp. ..........  2.3%
 8.  Wells Fargo & Co. .......  2.2%
 9.  Coca-Cola Co. ...........  2.1%
10.  Minnesota Mining &
     Manufacturing Co. .......  1.8%

Portfolio Allocation*
Common Stock................  94.1%
Preferred and Convertible
  Preferred Stock...........   3.8%
Convertible Bonds...........   1.3%
Cash Equivalents............   0.9%
Other Liabilities in excess
  of Assets.................  (0.1%)

Top 5 Industries*
 1.  Finance..................  27.0%
 2.  Health Technology........  13.7%
 3.  Producer Manufacturing...  10.4%
 4.  Consumer Non-Durables....  10.3%
 5.  Retail Trade.............   7.0%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment

                                                                          CLASS I                            S&P 500
                                                                          -------                            -------
6/93                                                                      10000.00                           10000.00
6/94                                                                      10327.00                           10141.00
6/95                                                                      12500.00                           12784.00
6/96                                                                      15567.00                           16108.00
6/97                                                                      20377.00                           21698.00
6/98                                                                      25099.00                           28243.00
6/99                                                                      27932.00                           34670.00
6/00                                                                      25603.00                           37183.00
6/01                                                                      26695.00                           31667.00
6/02                                                                      24122.00                           25970.00
6/03                                                                      23383.00                           26035.00

                Average Annual Total Return as of June 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I              -3.06%      -1.41%       8.87%          8.94%         7/2/87
---------------------------------------------------------------------------------------
  Class A              -3.32%      -1.68%       8.57%          8.58%         7/2/87
---------------------------------------------------------------------------------------
  Class A*             -8.38%      -2.74%       7.99%          8.22%         7/2/87
---------------------------------------------------------------------------------------
  Class B              -4.05%      -2.39%       7.92%          7.80%         7/2/87
---------------------------------------------------------------------------------------
  Class B*             -8.65%      -2.66%       7.92%          7.80%         7/2/87
---------------------------------------------------------------------------------------
  Class C              -4.02%      -2.37%       7.82%          7.74%         7/2/87
---------------------------------------------------------------------------------------
  Class C*             -4.94%      -2.37%       7.82%          7.74%         7/2/87
---------------------------------------------------------------------------------------
  S&P 500               0.25%      -1.61%      10.04%         10.17%
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Equity Income Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 18

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Mike Weiner, CFA and managing director of the equity diversified strategies team, and Larry Baumgartner, CFA and chief investment officer of equity securities

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of -1.12% for the year ended June 30, 2003. (For information on other share classes, see page 19.)

HOW WOULD YOU CHARACTERIZE THE STOCK MARKET CLIMATE?
Four distinct climates characterized the fiscal year. The stock market, as measured by the S&P SuperComposite 1500 Index from June through mid-October of 2002, lost approximately 20% due to corporate governance issues and disappointing economic and global news. Bargain hunters fueled a hot but brief rally through the end of November 2002, with the market gaining approximately 19%. Sobering events leading up to formal hostilities in Iraq caused stocks to drop over 13%. After the end of major fighting in Iraq, stocks advanced over 20%.

HOW DID THIS ENVIRONMENT AFFECT THE FUND'S PERFORMANCE?
We attempted to build a portfolio that could withstand different market movements without chasing the market's current mood swings. Therefore, the portfolio's holdings moved in and out of favor throughout the fiscal year.
The fund's total return lagged the market benchmark, the S&P 500 Index (total return of 0.25%, see page 19 for details). This was largely because the recovering market favored higher-volatility, lower-priced, aggressive companies over many of the higher quality, established corporations with strong balance sheets we generally favor.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
In general, we looked for three types of stocks during the fiscal year:
  1. Stocks with "deep value" characteristics, or prices that were substantially less than what we believed were there true value.
  2. Stocks that we believed offered a high likelihood of achieving above-average growth potential.
  3. Stocks that exhibited a combination of both of the above.

Within this framework, we invested in stocks representing various themes and styles. We did not attempt to chase near-term success, preferring instead to focus on our long-standing philosophy, which seeks long-term capital growth.

DID ANY MARKET SECTORS OFFER NOTABLE PERFORMANCE?
The fund's technology sector was home to many of the portfolio's best performers -- companies that were able to thrive regardless of the macro environment. For example, certain software firms posted strong results. We also realized solid performance from some drug distributors. These companies offer competitive solutions to an increasing demand for health care efficiency.

Although the portfolio realized strong performance from select stocks in the technology and health care sectors, it also realized disappointing results from two names in those same sectors. In both cases, negative earnings results were the culprits.

Top 10 Holdings*
 1.  Pfizer, Inc. ..........  3.7%
 2.  Microsoft Corp. .......  3.7%
 3.  Citigroup, Inc. .......  3.2%
 4.  Exxon Mobil Corp. .....  3.0%
 5.  General Electric Co....  2.9%
 6.  Wal-Mart Stores,
     Inc. ..................  2.5%
 7.  Freddie Mac............  2.2%
 8.  American International
     Group, Inc.............  2.1%
 9.  Bank of America
     Corp...................  2.0%
10.  JP Morgan Chase & Co...  2.0%

Portfolio Allocation*
Common Stock..............  97.9%
Cash Equivalents..........   2.3%
Other Liabilities in
  excess of Assets........  (0.2%)

Top 5 Industries*
 1.  Finance................  21.9%
 2.  Health Technology......  11.4%
 3.  Producer
     Manufacturing..........  10.7%
 4.  Electronic
     Technology.............   7.3%
 5.  Technology Services....   6.8%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[GRAPH]

                                                                                                              S&P SUPERCOMPOSITE
                                              CLASS A                CLASS A*               S&P 500               1500 INDEX
                                              -------                --------               -------           ------------------
6/93                                          10000.00                9478.00               10000.00               10000.00
6/94                                           9982.00                9460.00               10141.00               10141.00
6/95                                          11622.00               11015.00               12784.00               12731.00
6/96                                          14061.00               13327.00               16108.00               15968.00
6/97                                          18495.00               17529.00               21698.00               21229.00
6/98                                          24406.00               23132.00               28243.00               27480.00
6/99                                          29374.00               27840.00               34670.00               33346.00
6/00                                          30835.00               29225.00               37183.00               36050.00
6/01                                          26974.00               25565.00               31667.00               31447.00
6/02                                          21883.00               20740.00               25910.00               26257.00
6/03                                          21579.00               20452.00               26035.00               26267.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I              -1.12%      -2.17%       8.21%         10.07%        12/29/89
---------------------------------------------------------------------------------------
  Class A              -1.39%      -2.43%       7.99%          9.91%        12/29/89
---------------------------------------------------------------------------------------
  Class A*             -6.59%      -3.48%       7.42%          9.47%        12/29/89
---------------------------------------------------------------------------------------
  Class B              -2.08%      -3.13%       7.28%          9.19%        12/29/89
---------------------------------------------------------------------------------------
  Class B*             -6.98%      -3.47%       7.28%          9.19%        12/29/89
---------------------------------------------------------------------------------------
  Class C              -2.07%      -3.12%       7.27%          9.18%        12/29/89
---------------------------------------------------------------------------------------
  Class C*             -3.05%      -3.12%       7.27%          9.18%        12/29/89
---------------------------------------------------------------------------------------
  S&P 500               0.25%      -1.61%      10.04%         10.21%
---------------------------------------------------------------------------------------
  S&P Super
    Composite 1500      0.04%      -0.90%      10.46%         10.52%
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class I (3/26/96), Class B (9/9/94) and Class C (11/4/97), performance is based on Class A share performance adjusted to reflect the deduction of fees and expenses including the absence of a sales charge in the case of Class I shares.

The above-quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period before it was acquired by the One Group Diversified Equity Fund on March 26, 1996.

The performance of the Diversified Equity Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The S&P SuperComposite 1500 Index represents the performance of large and small companies in the U.S. stock market.

The S&P SuperComposite 1500 Index consists of the average monthly returns of the S&P 500 Index for periods prior to January 1995. Thereafter, the data is from the S&P SuperComposite 1500 Index, which corresponds with the initiation of the S&P SuperComposite 1500 Index on January 1, 1995.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 20

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Mike Weiner, CFA and managing director of the equity diversified strategies team, Scott Grimshaw, of the taxable bond team, Larry Baumgartner, CFA and chief investment officer of equity securities and Gary Madich, CFA and chief investment officer of fixed income securities.

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of 4.06% for the 12-month period ended June 30, 2003. (For information on other share classes, see page 21.)

HOW DID THIS PERFORMANCE COMPARE TO THE MARKET IN GENERAL?
The fund outperformed its market benchmark, the S&P 500 Index return of 0.25% (see page 21 for details). The fund's return benefited from the complement of fixed income holdings that returned 10.73% over the twelve months ending June 30, 2003.

WHAT WERE YOUR KEY STRATEGIES IN THE EQUITY PORTFOLIO?
In general, we looked for stocks with "deep value" characteristics, or prices that were substantially lower than what we believed was appropriate. We also looked for stocks that we believed offered a high likelihood of achieving above-average growth rates. Ideally, we preferred stocks that exhibited a combination of deep value characteristics and above-average growth potential.

Within this framework, we invested in stocks representing various themes and styles. We did not attempt to chase near-term success, preferring instead to focus on generating attractive long-term performance. We attempted to build a portfolio that could withstand different market movements without chasing the market's current mood swings. Therefore, the portfolio's holdings moved in and out of favor throughout the fiscal year.

DID ANY STOCKS OFFER NOTABLE PERFORMANCE?
The stock portfolio's technology holdings performed well. In particular, certain software firms posted strong results. We also realized solid performance from certain drug distributors. At the same time, the portfolio also realized disappointing results from two names in technology and health care. In both cases, negative earnings results were the culprits.

HOW DID YOU POSITION THE BOND PORTFOLIO?
In the fund's bond portfolio, which comprised 40% of the overall fund, we focused on corporate, mortgage- and asset-backed securities during the fiscal year. Our overall weighting to corporate bonds remained relatively unchanged from the beginning of the period to the end, as we selectively added new issues and took profits in others. We continued to purchase mortgage-backed securities as the growing pace of mortgage prepayments forced us to buy new securities to maintain our mortgage weighting. Unfortunately, our exposure to mortgage-backed securities was a slight drag on portfolio performance, because strong mortgage refinancing activity caused the sector to underperform the corporate and asset-backed areas.

Balanced Portfolio Allocation*
Common Stock..............  60.6%
Government Agencies.......  14.4%
Corporate Bonds...........  12.4%
U.S. Treasuries...........   8.7%
Asset-Backed Securities...   2.1%
Cash Equivalents..........   1.3%
Collateralized Mortgage
  Obligations.............   0.4%
Other Assets in excess of
  Liabilities.............   0.1%

Top 5 Equity Industries*
 1.  Finance................  13.7%
 2.  Health Technology......   7.1%
 3.  Producer
     Manufacturing..........   6.6%
 4.  Electronic
     Technology.............   4.5%
 5.  Technology Services....   4.2%

Top 5 Fixed Income Sectors*
 1.  Corporate Bonds........  12.4%
 2.  Federal National
     Mortgage Association...   8.6%
 3.  Federal Home Loan
     Mortgage...............   6.0%
 4.  U.S. Treasury Bonds....   3.4%
 5.  Asset-Backed
     Securities.............   2.1%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                                                               LEHMAN BROTHERS
                                                                                      LIPPER BALANCED FUND       INTERMEDIATE
                                              CLASS I                S&P 500                 INDEX            GOVT/CREDIT INDEX
                                              -------                -------          --------------------    -----------------
6/93                                           10000                  10000                  10000                  10000
6/94                                            9899                  10141                  10081                   9975
6/95                                           11489                  12784                  11645                  11009
6/96                                           13186                  16108                  13370                  11561
6/97                                           15844                  21698                  16127                  12395
6/98                                           19348                  28243                  19096                  13454
6/99                                           21814                  34670                  21300                  14017
6/00                                           23066                  37183                  22244                  14610
6/01                                           22232                  31667                  22010                  16222
6/02                                           20220                  25970                  20350                  17548
6/03                                           21042                  26035                  21061                  19451

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I               4.06%       1.69%       7.72%         7.67%          4/2/93
---------------------------------------------------------------------------------------
  Class A               3.80%       1.44%       7.45%         7.39%          4/2/93
---------------------------------------------------------------------------------------
  Class A*             -1.68%       0.34%       6.87%         6.83%          4/2/93
---------------------------------------------------------------------------------------
  Class B               3.09%       0.68%       6.79%         6.73%          4/2/93
---------------------------------------------------------------------------------------
  Class B*             -1.91%       0.35%       6.79%         6.73%          4/2/93
---------------------------------------------------------------------------------------
  Class C               3.03%       0.68%       6.68%         6.62%          4/2/93
---------------------------------------------------------------------------------------
  Class C*              2.03%       0.68%       6.68%         6.62%          4/2/93
---------------------------------------------------------------------------------------
  S&P 500               0.25%      -1.61%      10.04%         9.84%
---------------------------------------------------------------------------------------
  Lipper Balanced
    Funds Index         3.49%       1.98%       7.73%         7.75%
---------------------------------------------------------------------------------------
  Lehman Brothers
    Intermediate
    Gov/Credit Index   10.84%       7.65%       6.88%         6.93%
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class B (1/14/94) and Class C (5/30/00), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Balanced Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Balanced Fund Index is a blended index consisting of both stocks and bonds with a typical stock to bond ratio of around 60% to 40%.

The Lehman Brothers Intermediate Government/Credit Bank Index, an unmanaged index comprised of US Government agency and Treasury Securities and investment grade corporate bonds.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 22

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Bala Iyer, Ph.D., CFA and managing director of the equity quantitative team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of -0.03% for the fiscal year ended June 30, 2003. (For information on other share classes, see page 23.)

WHAT WAS THE CLIMATE FOR LARGE CAP STOCKS?
The economy was weak and grew less than expected, which resulted in relatively flat returns for large cap stocks. As it is designed to do, the fund offered a total return similar to that of the S&P 500 Index, the unmanaged group of stocks the fund seeks to track. The S&P 500 Index returned 0.25% for the year (see page 23 for details).

HOW DO YOU TRACK THE INDEX'S PERFORMANCE?
We strictly follow the benchmark positions and weights and stay fully invested. We also take advantage of securities lending to help offset some of the costs associated with running an index fund.

WHICH MARKET SECTORS OFFERED NOTABLE PERFORMANCE?
Stocks in the major pharmaceuticals and health technology areas posted strong performance, primarily because they were able to generate double-digit earnings growth in a weak earnings environment. But stocks in the health services industry fared poorly due to weak earnings growth and scandals. In addition, a slowdown in consumer spending hurt stocks in the retail and consumer capital spending sectors.

Top 10 Holdings*
 1.  General Electric
     Co. ...................  3.2%
 2.  Microsoft Corp. .......  3.0%
 3.  Pfizer, Inc. ..........  3.0%
 4.  Exxon Mobil Corp. .....  2.7%
 5.  Wal-Mart Stores,
     Inc. ..................  2.6%
 6.  Citigroup, Inc. .......  2.4%
 7.  Johnson & Johnson......  1.7%
 8.  American International
     Group, Inc. ...........  1.6%
 9.  International Business
     Machines Corp. ........  1.6%
10.  Intel Corp. ...........  1.5%

Portfolio Allocation*
Common Stock..............  99.3%
Cash Equivalents..........   0.8%
U.S. Treasuries...........   0.1%
Other Liabilities in
  excess of Assets........  (0.2%)

Top 5 Industries*
 1.  Finance................  20.2%
 2.  Health Technology......  13.0%
 3.  Electronic
     Technology.............   9.5%
 4.  Consumer
     Non-Durables...........   8.0%
 5.  Technology Services....   7.5%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                          CLASS I                            S&P 500
                                                                          -------                            -------
6/93                                                                      10000.00                           10000.00
6/94                                                                      10063.00                           10141.00
6/95                                                                      12659.00                           12784.00
6/96                                                                      15883.00                           16108.00
6/97                                                                      21331.00                           21698.00
6/98                                                                      27679.00                           28243.00
6/99                                                                      33908.00                           34670.00
6/00                                                                      36235.00                           37183.00
6/01                                                                      30781.00                           31667.00
6/02                                                                      25166.00                           25970.00
6/03                                                                      25159.00                           26035.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I              -0.03%      -1.89%       9.67%         10.15%         7/2/91
---------------------------------------------------------------------------------------
  Class A              -0.28%      -2.13%       9.40%          9.88%         7/2/91
---------------------------------------------------------------------------------------
  Class A*             -5.51%      -3.18%       8.81%          9.39%         7/2/91
---------------------------------------------------------------------------------------
  Class B              -1.02%      -2.86%       8.72%          9.20%         7/2/91
---------------------------------------------------------------------------------------
  Class B*             -5.94%      -3.23%       8.72%          9.20%         7/2/91
---------------------------------------------------------------------------------------
  Class C              -1.05%      -2.83%       8.60%          9.12%         7/2/91
---------------------------------------------------------------------------------------
  Class C*             -2.03%      -2.83%       8.60%          9.12%         7/2/91
---------------------------------------------------------------------------------------
  S&P 500               0.25%      -1.61%      10.04%         10.61%
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (1/14/94) and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Equity Index Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 24

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Bala Iyer, Ph.D., CFA and a member of the equity quantitative team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of -2.46% for the 12-month period ended June 30, 2003. (For information on other share classes, see page 25.)

HOW WOULD YOU CHARACTERIZE PERFORMANCE AMONG SMALL- AND MID-CAP STOCKS?
A weak economy and tepid earnings growth caused small-and mid-cap companies to underperform large cap companies during the fiscal year. In addition, the U.S. dollar continued to depreciate during the year, which benefited large companies much more than mid- and small-size companies.

The fund underperformed its benchmark index, the S&P 1000 Index (total return of -1.60%, see page 25 for details) because the market by and large did not reward companies with good fundamentals and attractive valuation during this period.

HOW DID YOU ATTEMPT TO TRACK THE INDEX?
The fund owned more than 90% of the stocks represented in the index. With the remaining portion of the portfolio, we attempted to add value for shareholders by implementing a balanced, industry-neutral stock-selection process. We used a balanced, quantitative stock-selection process that kept our overall portfolio performance and risk exposure within targeted benchmark guidelines.

WHICH STOCKS OFFERED NOTABLE PERFORMANCE FOR SHAREHOLDERS?
The fund's health care holdings posted strong performance. In particular, stocks in the health technology and major pharmaceutical industries generated solid results, due to their double-digit earnings growth in an overall weak earnings environment. On the other hand, some mid and small cap stocks in the technology sector were sluggish overall. In particular, weakness in the telecommunication and cable industries and slower-than-expected economic growth led to disappointing results among telecommunication, cable and semiconductor names.

Top 10 Holdings*
 1.  Mid-Cap 400 Depository
     Receipt..................  1.5%
 2.  Gilead Sciences, Inc. ...  0.9%
 3.  Affiliated Computer
     Services, Inc., Class
     A........................  0.7%
 4.  GreenPoint Financial
     Corp.....................  0.6%
 5.  M&T Bank Corp............  0.6%
 6.  Mylan Laboratories,
     Inc. ....................  0.6%
 7.  Lennar Corp. ............  0.6%
 8.  Dean Foods Co. ..........  0.6%
 9.  DST Systems, Inc. .......  0.6%
10.  Compass Bancshares,
     Inc. ....................  0.6%

Portfolio Allocation*
Common Stock................  96.3%
Cash Equivalents............   2.3%
Unit Investment Trust.......   1.5%
Other Liabilities in excess
  of Assets.................  (0.1%)

Top 5 Industries*
 1.  Finance..................  17.4%
 2.  Electronic Technology....   9.4%
 3.  Health Technology........   7.7%
 4.  Consumer Services........   6.8%
 5.  Utilities................   6.1%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment

                                                                          CLASS I                            S&P 1000
                                                                          -------                            --------
7/98                                                                       10000                              10000
6/99                                                                       11490                              11736
6/00                                                                       13134                              13655
6/01                                                                       14295                              14946
6/02                                                                       14040                              14469
6/03                                                                       13695                              14237

                Average Annual Total Return as of June 30, 2003

--------------------------------------------------------------------------------------------------------
                               1 Year                  Since Inception             Inception Date
--------------------------------------------------------------------------------------------------------
  Class I                      -2.46%                       6.61%                      7/31/98
--------------------------------------------------------------------------------------------------------
  Class A                      -2.58%                       6.34%                      7/31/98
--------------------------------------------------------------------------------------------------------
  Class A*                     -7.74%                       5.19%                      7/31/98
--------------------------------------------------------------------------------------------------------
  Class B                      -3.36%                       5.85%                      7/31/98
--------------------------------------------------------------------------------------------------------
  Class B*                     -8.18%                       5.58%                      7/31/98
--------------------------------------------------------------------------------------------------------
  Class C                      -3.44%                       5.52%                      7/31/98
--------------------------------------------------------------------------------------------------------
  Class C*                     -4.40%                       5.52%                      7/31/98
--------------------------------------------------------------------------------------------------------
  S&P 1000                     -1.60%                       7.45%
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/98), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Market Expansion Index Fund is measured against the S&P 1000 Index, an unmanaged index generally representative of the performance of the small and mid-size companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 26

ONE GROUP TECHNOLOGY FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Walter Casey, member of the equity growth team, Carol Miller, CFA and managing director of the equity growth team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of 4.47% for the year ended June 30, 2003. (For information on other share classes, see page 27.)

DID ANY PARTICULAR TRENDS EMERGE DURING THE YEAR?
Beginning in October 2002, investors in general began showing a preference for higher-risk, lower-quality technology stocks, particularly in the communication and software sectors. This sentiment accelerated in March 2003 after a brief respite.

HOW DID THIS SENTIMENT INFLUENCE FUND PERFORMANCE?
The general preference for lower-quality stocks had a negative influence on fund performance. We emphasized higher-quality stocks with strong balance sheets -- securities that were out of favor during the fiscal year. We also kept a cautious eye on valuation. This strategy, which we believe may generate attractive long-term performance, led to underperformance relative to the benchmark, the Goldman Sachs Technology Index for the one-year period (total return of 8.61%, see page 27 for details). We believe the market's emphasis on higher-risk, lower-quality names may not be sustainable for the long haul.

DID ANY FUND HOLDINGS OFFER NOTABLE PERFORMANCE?
The fund's performance was particularly strong in the computer services sector. Stock selection was key in this area, as our research efforts helped us avoid several poor performers and own several stocks that posted strong returns. On the other hand, the fund's performance in the communication and software sectors was disappointing, due to our efforts to avoid the sectors' lower-quality stocks, which the market favored during the period.

Top 10 Holdings*
 1.  Microsoft Corp. .......  12.1%
 2.  International Business
     Machines Corp. ........  9.0%
 3.  Intel Corp. ...........  8.7%
 4.  Cisco Systems, Inc. ...  7.5%
 5.  Dell Computer Corp. ...  5.5%
 6.  Hewlett-Packard Co. ...  4.4%
 7.  Oracle Corp............  4.3%
 8.  First Data Corp. ......  2.4%
 9.  eBay, inc. ............  2.1%
10.  Qualcomm, Inc..........  2.0%

      Portfolio Allocation*
Common Stock..............  97.1%
Cash Equivalents..........   2.9%

Top 5 Industries*
 1.  Electronic
     Technology.............  48.0%
 2.  Technology Services....  44.2%
 3.  Consumer Services......   2.1%
 4.  Consumer Durables......   1.2%
 5.  Retail Trade...........   0.7%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP TECHNOLOGY FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                          CLASS I                 GOLDMAN SACHS TECHNOLOGY INDEX
                                                                          -------                 ------------------------------
7/00                                                                      10000.00                           10000.00
6/01                                                                       5910.00                            5127.00
6/02                                                                       3580.00                            2954.00
6/03                                                                       3740.00                            3209.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------
                       1 Year    Since Inception Inception Date
---------------------------------------------------------------
  Class I               4.47%        -28.57%        7/28/00
---------------------------------------------------------------
  Class A               4.49%        -28.70%        7/28/00
---------------------------------------------------------------
  Class A*             -1.06%        -29.99%        7/28/00
---------------------------------------------------------------
  Class B               3.70%        -29.23%        7/28/00
---------------------------------------------------------------
  Class B*             -1.30%        -29.96%        7/28/00
---------------------------------------------------------------
  Class C               3.41%        -29.23%        7/28/00
---------------------------------------------------------------
  Class C*              2.41%        -29.23%        7/28/00
---------------------------------------------------------------
  Goldman Sachs
    Technology Index    8.61%        -32.27%
---------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Technology Fund is measured against the Goldman Sachs Technology Index, a capitalization-weighted index generally representative of the performance of securities covered in the technology sector. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Fund's value and it's returns may be considerably more volatile and pose greater risks due to the nature of the technology sector (short product cycles, price competition, obsolescence of existing technology) than the values and returns of other mutual funds invested in a broader range of industries and companies.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 28

ONE GROUP HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Bihag Patel, CFA and equity growth team member, Carol Miller, CFA and managing director of the equity growth team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
The fund's Class I shares posted a total return of 15.32% for the one-year period ended June 30, 2003. (For information on other share classes, see page 29.)

HOW DOES THE FUND'S RETURN COMPARE TO THE HEALTH SCIENCES SECTOR AS A WHOLE?
The fund outperformed its market benchmark, the Goldman Sachs Health Care Index, by approximately 4.5% (total return of 12.02%, see page 29 for index-comparison details.) The non-cyclical nature of the fund's health care companies helped the fund outperform the index. In particular, the fund's overweights in biotechnology, drug distributors and pharmacy benefit managers accounted for the bulk of the portfolio's outperformance.

WHY DID YOU OVERWEIGHT THOSE SECTORS?
We based our industry weighting decisions on growth and valuation characteristics and the level of political and regulatory risk. Within these sectors, we selected stocks that we believed offered attractive top- and bottom-line growth prospects with reasonable valuations relative to their peers.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
Our top priority is to find companies and industries with innovative new products that meet important health care needs. We also look for companies that we believe can grow by producing cost savings for the overall health care system. Both approaches generated solid results for the fund's shareholders during the fiscal year.

WHICH HOLDINGS OFFERED NOTABLE PERFORMANCE?
Although most of the fund's biotech holdings generated strong performance during the fiscal year, one company offered standout results. The company appreciated by approximately 30% during the year, due to strategic changes implemented by a new management team, growing royalty revenues, and progress on new drug developments.

However, overweighting the hospital sector early in the fiscal year proved to be a negative influence on fund performance.

Top 10 Holdings*
   1.  Pfizer, Inc..........  10.3%
   2.  Amgen, Inc...........   8.0%
   3.  Merck & Co., Inc. ...   7.9%
   4.  Eli Lilly & Co. .....   7.5%
   5.  Abbott
       Laboratories.........   5.4%
   6.  Wyeth................   4.7%
   7.  Medtronic Inc........   4.4%
   8.  Johnson & Johnson....   4.3%
   9.  UnitedHealth Group,
       Inc. ................   3.7%
  10.  AmerisourceBergen
       Corp. ...............   3.3%

Portfolio Allocation*
Common Stock...............  96.5%
Cash Equivalents...........   3.5%

Top 5 Sectors*
 1.  Major Pharmaceuticals...  31.6%
 2.  Biotech Mature..........  13.7%
 3.  Medical Device..........  22.5%
 4.  Pharmaceutical
     Services................  13.7%
 5.  Managed Care............   6.7%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                          CLASS I                 GOLDMAN SACHS HEALTHCARE INDEX
                                                                          -------                 ------------------------------
3/01                                                                      10000.00                           10000.00
6/01                                                                      11710.00                           10374.00
6/02                                                                       8909.00                            8616.00
6/03                                                                      10274.00                            9651.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------
                       1 Year    Since Inception Inception Date
---------------------------------------------------------------
  Class I              15.32%          1.20%        3/23/01
---------------------------------------------------------------
  Class A              15.27%          0.98%        3/23/01
---------------------------------------------------------------
  Class A*              9.22%         -1.37%        3/23/01
---------------------------------------------------------------
  Class B              14.63%          0.28%        3/23/01
---------------------------------------------------------------
  Class B*              9.63%         -1.05%        3/23/01
---------------------------------------------------------------
  Class C              14.76%          0.28%        3/23/01
---------------------------------------------------------------
  Class C*             13.76%          0.28%        3/23/01
---------------------------------------------------------------
  Goldman Sachs
    Healthcare Index   12.02%         -3.09%
---------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Health Sciences Fund is measured against the Goldman Sachs Healthcare Index, an unmanaged index measuring the performance of large- and mid-sized companies in the following sectors: Major/Specialty Pharmaceuticals, Biotechnology, Medical Technology and Health Services. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

As a non-diversified and single industry fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 30

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Clyde Carter, managing director of the international team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN?
For the year ended June 30, 2003, the fund's Class I shares posted a total return of -6.12%. (For information on other share classes, see page 31.)

HOW DID THE FUND'S RETURN COMPARE TO THAT OF ITS BENCHMARK INDEX?
The fund outperformed its benchmark, the Morgan Stanley Capital International Europe, Australia and Far East (MSCI) EAFE-GDP Index (total return of -6.62%, see page 31 for details).

HOW WOULD YOU DESCRIBE THE CLIMATE FOR INTERNATIONAL STOCKS?
It was a challenging climate for international investors, as several factors weighed on the market, including the breakdown of alliances among certain United Nations members regarding the war with Iraq, the war itself, the growing nuclear threat from rogue nations, the SARS epidemic, and the fallout from last year's high-profile corporate scandals.

Overall, the international equity markets declined during the period, with the emerging markets outperforming their developed-country counterparts. But among individual countries, there was wide diversity in returns. Countries that registered positive performance included Pakistan, due to an easing of tensions with India; the Czech Republic, due to its joining the European Union; Argentina, due to election results; and Venezuela, due to the failure of an oil workers' strike. Markets that declined significantly included Germany, the Netherlands, Japan and Hong Kong. The major equity markets declined during the period due to weaker global economic growth, reductions in corporate earnings expectations, few indications of a rebound in global capital spending, U.S. military action in Iraq and ongoing concerns about terrorism.

DID YOU FOCUS YOUR HOLDINGS ON ANY PARTICULAR AREAS?
With the developed markets comprising close to 90% of the international stock market capitalization, countries such as Japan, Germany, the United Kingdom and France had the largest exposure in the fund. We also maintained slight exposure to emerging markets, which enhanced the fund's relative performance.

Top 10 Holdings*
 1.  Eni SPA................  1.6%
 2.  Total Fina Elf S.A. ...  1.6%
 3.  Toyota Motor Corp. ....  1.4%
 4.  Siemens AG ............  1.2%
 5.  Deutsche Bank AG ......  1.1%
 6.  Deutsche Telecom AG ...  1.1%
 7.  NTT Docomo Inc. .......  1.1%
 8.  E.ON AG ...............  1.0%
 9.  Telefonica S.A. .......  1.0%
10.  Canon, Inc. ...........  0.9%

Portfolio Allocation*
Common Stock..............  90.6%
Cash Equivalents..........   5.4%
Unit Investment Trust.....   1.3%
Preferred Stock...........   0.9%
U.S. Treasuries...........   0.5%
Other Assets in excess of
Liabilities...............   1.3%

Top 5 Countries*
 1.  Japan..................  24.4%
 2.  Germany................  11.5%
 3.  France.................   8.6%
 4.  United Kingdom.........   8.5%
 5.  Italy..................   7.9%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[GRAPH]

                                                                          CLASS I                         MSCI EAFE-GDP
                                                                          -------                         -------------
6/93                                                                      10000.00                           10000.00
6/94                                                                      11544.00                           11860.00
6/95                                                                      12029.00                           12293.00
6/96                                                                      13377.00                           13835.00
6/97                                                                      15336.00                           15821.00
6/98                                                                      16799.00                           18216.00
6/99                                                                      18693.00                           20008.00
6/00                                                                      22074.00                           23961.00
6/01                                                                      16606.00                           18178.00
6/02                                                                      14688.00                           16267.00
6/03                                                                      13788.00                           15190.00

                Average Annual Total Return as of June 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I               -6.12%     -3.87%       3.26%         4.68%         10/28/92
---------------------------------------------------------------------------------------
  Class A               -6.47%     -4.16%       3.00%         4.41%         10/28/92
---------------------------------------------------------------------------------------
  Class A*             -11.38%     -5.19%       2.45%         3.89%         10/28/92
---------------------------------------------------------------------------------------
  Class B               -7.11%     -4.83%       2.30%         3.70%         10/28/92
---------------------------------------------------------------------------------------
  Class B*             -11.75%     -5.18%       2.30%         3.70%         10/28/92
---------------------------------------------------------------------------------------
  Class C               -7.08%     -4.72%       2.37%         3.78%         10/28/92
---------------------------------------------------------------------------------------
  Class C*              -8.01%     -4.72%       2.37%         3.78%         10/28/92
---------------------------------------------------------------------------------------
  MSCI EAFE-GDP         -6.62%     -3.57%       4.27%         5.99%
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (4/23/93), Class B (1/14/94) and Class C (11/4/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

International investing involves increased risk and volatility.

The performance of the International Equity Index Fund is measured against the Morgan Stanley Capital International (MSCI) EAFE-GDP Index(1), an unmanaged index generally representative of the performance of international stock markets. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

------------
(1) Gross Domestic Product (GDP) Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index. MSCI EAFE-GDP Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 32

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Clyde Carter, managing director of the international team, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WAS THE FUND'S TOTAL RETURN FOR THE YEAR?
The fund's Class I shares posted a total return of -7.02% for the 12-month period ended June 30, 2003. (For information on other share classes, see page 33.)

HOW DID THE FUND'S RETURN COMPARE TO THAT OF ITS BENCHMARK?
The fund underperformed its benchmark index, the Morgan Stanley Capital International (MSCI) EAFE+EMF Index with a total return of -4.96% during the past 12 months due to overweights in the Asian emerging markets of Korea and Taiwan, and underweights in Australia, South Africa, Italy and Spain. (Please see page 33 for details.)

WHAT KEY FACTORS INFLUENCED INTERNATIONAL STOCK MARKETS?
International investors faced many challenges arising from several disruptive events during the one-year period. Some examples include weakening global economic growth, reductions in corporate earnings expectations, few indications of a rebound in global capital spending, U.S. military action in Iraq and ongoing concerns about terrorism. Nuclear threat concerns from several sources also arose, including the ongoing tensions between India and Pakistan, the unmasking of North Korea's nuclear weapons program, and the uncertainty surrounding Iran's nuclear ambitions. In addition, SARS, a new infectious disease led to the economic malaise in several Asian countries. Finally, the aftermath of major corporate fraud put into question the optimistic assumptions about future equity returns in certain industries.

WHAT WERE YOUR STRATEGIES DURING THIS CHALLENGING TIME?
In October 2002 we implemented an investment strategy that we believed would position the fund to benefit from an expected improvement in global economic growth. Stock markets recovered strongly from their October 2002 lows and by December 2002 we thought equity prices had gotten ahead of fundamentals. This factor combined with concerns about the growing conflict with Iraq caused us to take on a more defensive posture. We reduced some of our exposure to the emerging markets in Asia due to increased tensions with North Korea. We also cut exposure to Latin America, as investor confidence declined, and increased the fund's cash position temporarily due to unfavorable market conditions.

In mid-March 2003 we positioned the fund to benefit from an anticipated "relief rally" prompted by good news on the war front and a reduction in overall market risk. We increased exposure to European countries, including Finland, Ireland, the United Kingdom and France. In mid-May, we shifted attention to Australia, Taiwan and Korea, which had lagged other markets, but in our opinion were poised for a rebound.

WHICH COUNTRIES OFFERED NOTABLE PERFORMANCE?
Countries that posted strong performance included Pakistan, due to the easing of tensions with India; the Czech Republic, due to joining the European Union; Argentina, due to election results; and Venezuela, due to the failure of the oil workers' strike. In addition, the emerging Asian markets of Thailand, Indonesia and Malaysia were the leading performers for the year outpacing other emerging markets and the developed markets. On the other hand, several markets declined significantly during the year, including Germany, the Netherlands, Japan and Hong Kong.

Top 10 Holdings*
 1.  Royal Dutch Petroleum
     Co., NY Shares.........  1.6%
 2.  Royal Bank of Scotland
     Group PLC..............  1.4%
 3.  Nokia Corp. ADR........  1.1%
 4.  Gloar LNG Ltd..........  1.1%
 5.  Nokia OYJ..............  1.1%
 6.  UBS AG.................  1.0%
 7.  Total Fina Elf S.A. ...  1.0%
 8.  Vodafone Group PLC.....  0.9%
 9.  Glaxosmithkline PLC....  0.8%
10.  East Japan Railway.....  0.8%

Portfolio Allocation*
Common Stock..............  91.7%
Cash Equivalents..........   3.5%
Unit Investment Trust.....   0.8%
Preferred Stock...........   0.3%
Other Assets in excess of
  Liabilities.............   3.7%

Top 5 Countries*
 1.  Japan..................  15.9%
 2.  United Kingdom.........  12.6%
 3.  Netherlands............   5.9%
 4.  France.................   4.9%
 5.  Sweden.................   4.9%

--------------------------------------------------------------------------------

* As of June 30, 2003. The fund's composition is subject to change.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[GRAPH]

                                                                          CLASS I                        MSCI EAFE + EMF
                                                                          -------                        ---------------
6/93                                                                      10000.00                           10000.00
6/94                                                                      11529.00                           11836.00
6/95                                                                      12103.00                           12018.00
6/96                                                                      13430.00                           13585.00
6/97                                                                      15213.00                           15422.00
6/98                                                                      16320.00                           15605.00
6/99                                                                      18170.00                           17146.00
6/00                                                                      21981.00                           19998.00
6/01                                                                      16457.00                           15220.00
6/02                                                                      15018.00                           13984.00
6/03                                                                      13964.00                           13291.00

                AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003

---------------------------------------------------------------------------------------
                       1 Year      5 Year      10 Year   Since Inception Inception Date
---------------------------------------------------------------------------------------
  Class I               -7.02%     -3.07%       3.40%         5.71%         4/30/86
---------------------------------------------------------------------------------------
  Class A               -7.26%     -3.29%       3.17%         5.42%         4/30/86
---------------------------------------------------------------------------------------
  Class A*             -12.16%     -4.34%       2.62%         5.09%         4/30/86
---------------------------------------------------------------------------------------
  Class B               -7.84%     -4.00%       2.62%         4.81%         4/30/86
---------------------------------------------------------------------------------------
  Class B*             -12.45%     -4.37%       2.62%         4.81%         4/30/86
---------------------------------------------------------------------------------------
  Class C               -7.86%     -4.01%       2.38%         4.68%         4/30/86
---------------------------------------------------------------------------------------
  Class C*              -8.78%     -4.01%       2.38%         4.68%         4/30/86
---------------------------------------------------------------------------------------
  MSCI EAFE + EMF       -4.96%     -3.16%       2.89%           N/A
---------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (3/22/99) performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

International investing involves increased risk and volatility.

The Diversified International Fund commenced operations as the Pegasus International Equity Fund on December 3, 1994 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses and sales charges associated with the Fund. Common trust funds are not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, are not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The above quoted performance data includes the performance of a common trust fund and the Pegasus International Equity Fund prior to the acquisition by the One Group Diversified International Fund on March 22, 1999.

The performance of the Diversified International Fund is measured against the Morgan Stanley Capital International (MSCI) EAFE + EMF(1) Index(1), an unmanaged index generally representative of the performance of international stock markets and of emerging markets. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

------------
(1) Emerging Markets Free (EMF) Weighted Morgan Stanley Capital International Europe, Australasia, and Far East Index. MSCI EAFE + EMF Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is no way affiliated with the Fund.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 34

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (93.0%):
Commercial Services (4.5%):
      23    Advo, Inc. (b)....................  $  1,003
     139    Arbitron, Inc. (b)................     4,948
      25    Barra, Inc. (b)...................       903
     119    Factset Research Systems, Inc. ...     5,251
      52    Fair Issac & Co., Inc. ...........     2,678
      24    G & K Services, Inc., Class A.....       716
      29    John H. Harland Co. ..............       764
      86    Kroll, Inc. (b)...................     2,338
      36    New England Business Services,
              Inc. ...........................     1,086
      97    Startek, Inc. (b).................     2,541
      90    Watson Wyatt & Co. (b)............     2,093
                                                --------
                                                  24,321
                                                --------
Communications (0.5%):
     163    Boston Communications Group (b)...     2,784
                                                --------
Consumer Durables (8.3%):
      86    Clarcor, Inc. ....................     3,300
      69    Ethan Allen Interiors, Inc. ......     2,408
      95    Fossil, Inc. (b)..................     2,229
     112    Harman International Industries,
              Inc. ...........................     8,848
     104    La-Z-Boy, Inc. ...................     2,325
      25    NVR, Inc. (b).....................    10,071
      46    Polaris Industries, Inc. .........     2,818
     216    Take-Two Interactive Software,
              Inc. (b)........................     6,124
      41    Thor Industries, Inc. ............     1,657
     116    Toro Co. .........................     4,591
                                                --------
                                                  44,371
                                                --------
Consumer Non-Durables (3.3%):
      91    American Italian Pasta Co., Class
              A (b)...........................     3,773
      90    Hain Celestial Group, Inc. (b)....     1,439
     121    K Swiss, Inc., Class A............     4,185
     186    NBTY, Inc. (b)....................     3,923
     247    Quiksilver, Inc. (b)..............     4,073
                                                --------
                                                  17,393
                                                --------
Consumer Services (5.8%):
      64    Applebee's International, Inc. ...     2,021
      57    Corinthian Colleges, Inc. (b).....     2,773
     189    ITT Educational Services, Inc.
              (b).............................     5,518
     200    Lions Gate Entertainment Corp.
              (b).............................       380
     100    P.F. Chang's China Bistro, Inc.
              (b).............................     4,901
      64    Panera Bread Co. (b)..............     2,572
      54    Prepaid Legal Services, Inc.
              (b).............................     1,327
      71    Rare Hospitality International,
              Inc. (b)........................     2,314
      82    Rollins, Inc. ....................     1,538
     104    Shuffle Master, Inc. (b)..........     3,068
     180    Sonic Corp. (b)...................     4,577
                                                --------
                                                  30,989
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Distribution Services (3.7%):
     105    Owens & Minor, Inc. ..............  $  2,349
     103    Performance Food Group Co. (b)....     3,793
      37    PolyMedica Corp. .................     1,694
     163    Priority Healthcare Corp., Class B
              (b).............................     3,024
     132    SCP Pool Corp. (b)................     4,538
     152    United Natural Foods, Inc. (b)....     4,269
                                                --------
                                                  19,667
                                                --------
Electronic Technology (12.4%):
     113    Alliant Techsystems, Inc. (b).....     5,884
      60    ATMI, Inc. (b)....................     1,506
     122    Avid Technology, Inc. (b).........     4,289
     107    Cognex Corp. (b)..................     2,394
     190    Cray, Inc. (b)....................     1,501
      85    Cymer, Inc. (b)...................     2,667
     106    Engineered Support Systems,
              Inc. ...........................     4,430
     169    FLIR Systems, Inc. (b)............     5,101
      30    FormFactor, Inc. (b)..............       531
      87    InterDigital Communications Corp.
              (b).............................     2,026
      48    Kronos, Inc. (b)..................     2,434
     171    Kulicke & Soffa Industries, Inc.
              (b).............................     1,092
     120    Mercury Computer Systems, Inc.
              (b).............................     2,185
      75    Omnivision Technologies, Inc.
              (b).............................     2,334
     316    Pinnacle Systems, Inc. (b)........     3,376
     126    Power Integrations, Inc. (b)......     3,057
      37    SanDisk Corp. (b).................     1,493
      93    Synaptics, Inc. (b)...............     1,252
     186    Trimble Navigation Ltd. (b).......     4,256
      58    Ultratech, Inc. (b)...............     1,067
     115    Varian Semiconductor Equipment
              Assoc., Inc. (b)................     3,413
      34    Western Digital Corp. (b).........       350
     123    Zebra Technologies Corp., Class A
              (b).............................     9,262
                                                --------
                                                  65,900
                                                --------
Energy Minerals (4.0%):
     127    Cabot Oil & Gas Corp., Class A....     3,509
      91    Evergreen Resources, Inc. (b).....     4,948
     102    Frontier Oil Corp. ...............     1,543
     169    Patina Oil & Gas Corp. ...........     5,416
      95    Remington Oil & Gas Corp., Class B
              (b).............................     1,739
      72    St. Mary Land & Exploration
              Corp. ..........................     1,955
     102    Unit Corp. (b)....................     2,127
                                                --------
                                                  21,237
                                                --------
Finance (8.7%):
      88    Capital Automotive Real Estate
              Investment Trust................     2,455
     136    Community First Bankshares,
              Inc. ...........................     3,718
      91    CompuCredit Corp. (b).............     1,106

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
      88    Cullen/Frost Bankers, Inc. .......  $  2,818
      48    Dime Community Bancshares.........     1,209
      50    East-West Bancorp, Inc. ..........     1,807
      54    Essex Property Trust, Inc. .......     3,080
     137    First Bancorp Puerto Rico.........     3,747
     134    First Midwest Bancorp, Inc. ......     3,874
      57    Hilb, Rogal & Hamilton Co. .......     1,947
     188    Hudson United Bancorp.............     6,423
      88    Southwest Bancorp of Texas (b)....     2,848
      81    TrustCo Bank Corp. ...............       901
     178    UCBH Holdings, Inc. ..............     5,111
      93    United Bankshares, Inc. ..........     2,673
      93    Wintrust Financial Corp. .........     2,753
                                                --------
                                                  46,470
                                                --------
Health Services (7.1%):
     129    Accredo Health, Inc. (b)..........     2,819
     115    Amerigroup Corp. (b)..............     4,267
      50    Coventry Health Care, Inc. (b)....     2,308
     115    Dendrite International, Inc.
              (b).............................     1,486
     146    Mid Atlantic Medical Services,
              Inc. (b)........................     7,626
      87    Odyssey Healthcare, Inc. (b)......     3,226
     147    Pharmaceutical Product
              Development, Inc. (b)...........     4,209
     127    Renal Care Group, Inc. (b)........     4,465
     160    Sierra Health Services (b)........     3,200
      41    Stericycle, Inc. (b)..............     1,578
     140    VCA Antech, Inc. (b)..............     2,740
                                                --------
                                                  37,924
                                                --------
Health Technology (10.4%):
      87    Advanced Medical Optics (b).......     1,483
      60    Arthrocare Corp. (b)..............     1,006
      87    Biosite, Inc. (b).................     4,194
     124    Cephalon, Inc. (b)................     5,091
      92    Cooper Cos., Inc. ................     3,213
      47    Diagnostic Products Corp. ........     1,913
     124    IDEXX Laboratories, Inc. (b)......     4,159
     116    Inamed Corp. (b)..................     6,218
      80    Integra Lifesciences Corp. (b)....     2,110
      26    Invacare Corp. ...................       848
     108    Medicis Pharmaceuticals, Inc.,
              Class A.........................     6,107
     203    Mentor Corp. .....................     3,930
     140    Noven Pharmaceuticals, Inc. (b)...     1,434
     124    Regeneron Pharmaceuticals, Inc.
              (b).............................     1,953
     145    Resmed, Inc. (b)..................     5,676
      98    Respironics, Inc. (b).............     3,658
      41    Sybron Dental Specialties, Inc.
              (b).............................       968
      63    Techne Corp. (b)..................     1,914
                                                --------
                                                  55,875
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Industrial Services (2.1%):
      72    Cal Dive International, Inc.
              (b).............................  $  1,574
      71    Carbo Ceramics, Inc. .............     2,656
     231    Tetra Tech, Inc. (b)..............     3,950
      93    Waste Connections, Inc. (b).......     3,249
                                                --------
                                                  11,429
                                                --------
Non-Energy Minerals (0.9%):
     122    Florida Rock Industries, Inc. ....     5,016
                                                --------
Process Industries (2.7%):
     186    Delta & Pine Land Co. ............     4,086
     175    Macdermid, Inc. ..................     4,589
     112    Scotts Co., Class A (b)...........     5,525
                                                --------
                                                  14,200
                                                --------
Producer Manufacturing (4.7%):
      72    Cuno, Inc. (b)....................     2,590
     127    Dionex Corp. (b)..................     5,036
     198    Graco, Inc. ......................     6,328
      54    IDEX Corp. .......................     1,939
      33    Oshkosh Truck Corp. ..............     1,981
      66    Roper Industries, Inc. ...........     2,466
     128    Simpson Manufacturing Co., Inc.
              (b).............................     4,696
                                                --------
                                                  25,036
                                                --------
Retail Trade (5.0%):
     118    Cost Plus, Inc. (b)...............     4,190
     100    Fred's, Inc. .....................     3,718
      80    Gymboree Corp. (b)................     1,342
     133    Hot Topic, Inc. (b)...............     3,590
      67    O'Reilly Automotive, Inc. (b).....     2,220
     204    Pacific Sunwear of California,
              Inc. (b)........................     4,902
     181    Regis Corp. ......................     5,245
      30    Whole Foods Market, Inc. (b)......     1,402
                                                --------
                                                  26,609
                                                --------
Technology Services (4.2%):
      73    Ansys, Inc. (b)...................     2,267
      83    CACI International, Inc., Class A
              (b).............................     2,843
     131    Global Payments, Inc. ............     4,665
     138    Hyperion Solutions Corp. (b)......     4,665
      56    Manhattan Associates, Inc. (b)....     1,462
     138    Serena Software, Inc. (b).........     2,884
      96    United Online, Inc. (b)...........     2,438
     116    Verity, Inc. (b)..................     1,471
                                                --------
                                                  22,695
                                                --------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 36

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Transportation (2.8%):
      84    EGL, Inc. (b).....................  $  1,269
      90    Forward Air Corp. (b).............     2,283
     150    Heartland Express, Inc. (b).......     3,336
     183    Knight Transportation, Inc. (b)...     4,557
      58    Landstar System, Inc. (b).........     3,633
                                                --------
                                                  15,078
                                                --------
Utilities (1.9%):
      95    New Jersey Resources Corp. .......     3,376
      66    Piedmont Natural Gas Co., Inc. ...     2,542
     135    UGI Corp. ........................     4,265
                                                --------
                                                  10,183
                                                --------
  Total Common Stocks                            497,177
                                                --------
INVESTMENT COMPANIES (4.4%):
      40    iShares Russell 2000..............     3,556
     425    iShares Russell 2000 Growth.......    20,081
                                                --------
  Total Investment Companies                      23,637
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
REPURCHASE AGREEMENTS (2.6%):
 $14,128    State Street Bank and Trust,
              0.65%, 7/1/03 (Proceeds at
              maturity $14,128, collateralized
              by various U.S. Government
              securities).....................  $ 14,128
                                                --------
  Total Repurchase Agreements                     14,128
                                                --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (16.9%):
  90,378    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............    90,378
                                                --------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending             90,378
                                                --------
Total (Cost $518,773) (a)                       $625,320
                                                ========

------------
Percentages indicated are based on net assets of $534,740.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $114,708
                   Unrealized depreciation......................    (8,161)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $106,547
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (94.5%):
Commercial Services (1.8%):
     183    Bowne & Co., Inc. ................  $  2,379
     129    Cornell Cos., Inc. (b)............     1,953
     132    G & K Services, Inc., Class A.....     3,895
     132    Kelly Services, Inc., Class A.....     3,097
      46    Labor Ready, Inc. (b).............       328
     138    Wackenhut Corrections Corp. (b)...     1,886
                                                --------
                                                  13,538
                                                --------
Consumer Durables (6.1%):
      25    Apogee Enterprises, Inc. .........       226
     207    Arctic Cat, Inc. .................     3,974
     124    Bassett Furniture Industries,
              Inc. ...........................     1,644
     120    Briggs & Stratton Corp. ..........     6,076
     199    Brunswick Corp. ..................     4,984
     353    Bush Industries, Inc. ............     1,058
      49    Callaway Golf Co. ................       650
     100    Coachmen Industries, Inc. ........     1,200
      93    Cooper Tire & Rubber Co. .........     1,643
     233    Furniture Brands International,
              Inc. (b)........................     6,094
     237    Helen of Troy Ltd. (b)............     3,595
     158    National R.V. Holdings, Inc.
              (b).............................       818
     304    Oneida Ltd. ......................     2,053
      58    Palm Harbor Homes, Inc. (b).......     1,105
     139    Snap-On, Inc. ....................     4,038
     259    Stanley Works.....................     7,148
                                                --------
                                                  46,306
                                                --------
Consumer Non-Durables (1.3%):
     189    Nautica Enterprises, Inc. (b).....     2,423
     219    Russell Corp. ....................     4,169
     194    Vans, Inc. (b)....................     1,746
      60    Wolverine World Wide, Inc. .......     1,162
                                                --------
                                                   9,500
                                                --------
Consumer Services (3.5%):
      91    Bob Evans Farms, Inc. ............     2,524
     192    CEC Entertainment, Inc. (b).......     7,095
     252    Jack in the Box, Inc. (b).........     5,609
      58    O'Charleys, Inc. (b)..............     1,244
     252    Prime Hospitality Corp. (b).......     1,692
     191    Steak n Shake Co. (b).............     2,917
     246    Unifirst Corp. ...................     5,392
                                                --------
                                                  26,473
                                                --------
Distribution Services (4.2%):
     209    Applied Industrial Technologies,
              Inc. ...........................     4,407
      67    Arrow Electronics, Inc. (b).......     1,022
     235    Avnet, Inc. (b)...................     2,983
     200    D & K Healthcare Resources,
              Inc. ...........................     3,235
      79    Hawkins, Inc. ....................       794
      26    Lawson Products, Inc. ............       727
     310    Pioneer-Standard Electronics,
              Inc. ...........................     2,631

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Distribution Services, continued:
      72    ScanSource, Inc. (b)..............  $  1,922
     197    Tech Data Corp. (b)...............     5,273
     236    United Stationers, Inc. (b).......     8,540
                                                --------
                                                  31,534
                                                --------
Electronic Technology (7.9%):
     233    AAR Corp. ........................     1,647
     209    Actel Corp. (b)...................     4,284
     129    Adaptec, Inc. (b).................     1,004
     350    Advanced Fibre Communication, Inc.
              (b).............................     5,701
     120    Alliance Semiconductor Corp.
              (b).............................       580
     157    Cognex Corp. (b)..................     3,509
     208    Coherent, Inc. (b)................     4,981
      92    Cohu, Inc. .......................     1,431
     126    Credence Systems Corp. (b)........     1,069
     379    CTS Corp. ........................     3,959
     338    Cyberoptics Corp. (b).............     2,271
      76    Dupont Photomasks, Inc. (b).......     1,428
     113    Electronics for Imaging, Inc.
              (b).............................     2,296
     134    Interphase Corp. (b)..............     1,030
      59    Kaman Corp., Class A..............       689
     214    KEMET Corp. (b)...................     2,159
     669    Lattice Semiconductor Corp. (b)...     5,506
     856    Optimal Robotics Corp. (b)........     6,240
     102    Park Electrochemical Corp. .......     2,040
     296    Parlex Corp. (b)..................     2,275
     172    Paxar Corp. (b)...................     1,888
     226    Tellabs, Inc. (b).................     1,482
     198    X-Rite, Inc. .....................     1,963
                                                --------
                                                  59,432
                                                --------
Energy Minerals (2.3%):
     346    Ashland, Inc. ....................    10,609
      43    Newfield Exploration Co. (b)......     1,606
     101    Premcor, Inc. (b).................     2,166
     128    Spinnaker Exploration Co. (b).....     3,356
                                                --------
                                                  17,737
                                                --------
Finance (22.2%):
     151    Affiliated Managers Group, Inc.
              (b).............................     9,211
     247    Alfa Corp. .......................     3,143
       3    American Physicians Capital, Inc.
              (b).............................        61
     175    Associated Banc Corp. ............     6,450
      83    Astoria Financial Corp. ..........     2,305
      34    BancTrust Financial Group,
              Inc. ...........................       547
     129    Boykin Lodging Co. ...............     1,007
      78    Brandywine Realty Trust...........     1,910
     121    City National Corp. ..............     5,397
      70    Colonial BancGroup, Inc. .........       968
     125    Commerce Bancshares, Inc. ........     4,867
      65    Commerce Group, Inc. .............     2,335

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 38

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
      49    Community Bank System, Inc. ......  $  1,867
      83    Compass Bancshares, Inc. .........     2,910
      24    Corus Bankshares, Inc. ...........     1,151
      62    Delphi Financial Group, Class A...     2,905
     148    E*Trade Group, Inc. (b)...........     1,259
     170    Equity Inns, Inc. ................     1,172
      75    FBL Financial Group, Inc., Class
              A...............................     1,510
     229    Felcor Lodging Trust, Inc. .......     1,796
     157    First Commonwealth Financial
              Corp. ..........................     2,038
      63    First Industrial Realty Trust.....     1,991
     295    FirstMerit Corp. .................     6,741
      88    Fulton Financial Corp. ...........     1,740
     210    Great Lakes REIT, Inc. ...........     3,354
     201    Highwoods Properties, Inc. .......     4,491
     427    Horace Mann Educators Corp. ......     6,881
      93    Humboldt Bancorp..................     1,389
      20    Lasalle Hotel Properties..........       301
      84    Mercantile Bank Corp. ............     2,388
      72    Mercantile Bankshares Corp. ......     2,833
     134    North Valley Bancorp..............     2,015
      87    Old Republic International
              Corp. ..........................     2,976
     679    PMI Group, Inc. ..................    18,234
      47    Prentiss Properties Trust.........     1,422
     157    PXRE Group Ltd. ..................     3,110
      98    Raymond James Financial, Inc. ....     3,246
     201    Reinsurance Group of America,
              Inc. ...........................     6,455
     156    Ryder Systems, Inc. ..............     3,995
      77    Selective Insurance Group,
              Inc. ...........................     1,917
      88    Silicon Valley Bancshares (b).....     2,096
      24    Simmons First National Corp.,
              Class A.........................       486
     241    Sovereign Bancorp, Inc. ..........     3,777
     129    State Auto Financial Corp. .......     2,903
      27    Stifel Financial Corp. (b)........       323
     237    Summit Properties, Inc. ..........     4,886
     103    Susquehanna Bancshares, Inc. .....     2,396
     182    UMB Financial Corp. ..............     7,722
     136    Universal American Financial Corp.
              (b).............................       863
      64    Washington Federal, Inc. .........     1,484
      78    Washington Trust Bancorp, Inc. ...     1,798
      60    Webster Financial Corp. ..........     2,277
     106    WesBanco, Inc. ...................     2,584
     118    Whitney Holding Corp. ............     3,774
     144    Winston Hotels, Inc. .............     1,175
                                                --------
                                                 168,832
                                                --------
Health Services (5.4%):
     282    Health Net, Inc., Class A (b).....     9,293
     134    Healthcare Service Group (b)......     1,893
     879    Humana, Inc. (b)..................    13,269
     319    Manor Care, Inc. (b)..............     7,980

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Services, continued:
     118    PacifiCare Health Systems, Inc.
              (b).............................  $  5,824
     175    Rehabcare Group, Inc. (b).........     2,563
                                                --------
                                                  40,822
                                                --------
Health Technology (1.2%):
      27    Datascope Corp. ..................       793
     502    Maxim Pharmaceuticals, Inc. (b)...     2,884
       1    Ocular Sciences, Inc. (b).........        22
     151    Perrigo Co. ......................     2,362
      27    Vital Signs, Inc. ................       695
     110    West Pharmaceutical Services,
              Inc. ...........................     2,683
                                                --------
                                                   9,439
                                                --------
Industrial Services (5.2%):
     197    Butler Manufacturing Co. .........     3,256
      14    Emcor Group, Inc. (b).............       714
      34    Lufkin Industries, Inc. ..........       837
     364    Offshore Logistics, Inc. (b)......     7,911
     444    Overseas Shipholding Group,
              Inc. ...........................     9,776
     416    Pride International, Inc. (b).....     7,838
      68    Seacor Smit, Inc. (b).............     2,474
     233    Tidewater, Inc. ..................     6,832
                                                --------
                                                  39,638
                                                --------
Non-Energy Minerals (3.3%):
     280    AMCOL International Corp. ........     2,238
     407    Brush Engineered Materials, Inc.
              (b).............................     3,401
     137    Centex Construction Products,
              Inc. ...........................     5,473
     239    Lafarge North America Corp. ......     7,396
     240    Olin Corp. .......................     4,109
      92    Texas Industries, Inc. ...........     2,189
                                                --------
                                                  24,806
                                                --------
Process Industries (3.0%):
     220    Boise Cascade Corp. ..............     5,251
     119    Glatfelter (P. H.) Co. ...........     1,751
     200    Intermagnetics General Corp.
              (b).............................     3,978
     108    Myers Industries, Inc. ...........     1,022
     100    Stepan Co. .......................     2,261
     162    Temple-Inland, Inc. ..............     6,966
     211    Unifi, Inc. (b)...................     1,306
                                                --------
                                                  22,535
                                                --------
Producer Manufacturing (9.8%):
     417    American Power Conversion Corp.
              (b).............................     6,499
     300    Arvinmeritor, Inc. ...............     6,049
      73    Belden, Inc. .....................     1,164
     250    CompX International, Inc. ........     1,396
     343    Cummins, Inc. ....................    12,312
     307    Griffon Corp. (b).................     4,916
      82    Harsco Corp. .....................     2,954

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
     157    HON Industries, Inc. .............  $  4,802
     230    Interface, Inc. ..................     1,066
     355    Intermet Corp. ...................     1,195
      27    Lincoln Electric Holdings,
              Inc. ...........................       543
      54    LSI Industries, Inc. .............       596
     171    Mueller Industries, Inc. (b)......     4,635
      44    Nacco Industries, Inc., Class A...     2,603
     151    Patrick Industries, Inc. .........       964
      19    SPS Technologies, Inc. (b)........       503
      13    Standex International Corp. ......       276
      67    Tecumseh Products Co. ............     2,581
     119    Teleflex, Inc. ...................     5,048
      32    Tennant Co. ......................     1,179
     402    Trinity Industries, Inc. .........     7,436
      88    Watsco, Inc. .....................     1,457
     360    Wolverine Tube, Inc. (b)..........     2,059
      94    York International Corp. .........     2,194
                                                --------
                                                  74,427
                                                --------
Retail Trade (8.6%):
     192    Bon-Ton Stores, Inc. .............       948
     394    Borders Group, Inc. (b)...........     6,938
     234    Brookstone, Inc. (b)..............     4,732
     137    Dillard's, Inc., Class A..........     1,841
     210    Footstar, Inc. (b)................     2,732
     219    Galyan's Trading Co. (b)..........     3,141
     201    Linens 'N Things, Inc. (b)........     4,756
     232    Nordstrom, Inc. ..................     4,525
     372    Payless Shoesource, Inc. (b)......     4,654
     364    REX Stores Corp. (b)..............     4,403
     269    Ruddick Corp. ....................     4,222
     112    Shopko Stores, Inc. (b)...........     1,452
     499    Stein Mart, Inc. (b)..............     2,988
     569    Toys "R" Us, Inc. (b).............     6,893
      39    Weis Markets, Inc. ...............     1,200
     104    West Marine, Inc. (b).............     1,819
     100    Winn-Dixie Stores, Inc. ..........     1,236
     159    Zale Corp. (b)....................     6,364
                                                --------
                                                  64,844
                                                --------
Technology Services (2.2%):
     103    Agile Software Corp. (b)..........       990
     102    Analysts International Corp.
              (b).............................       254
     170    Ascential Software Corp. (b)......     2,794
     352    Autodesk, Inc. ...................     5,697
     433    Braun Consulting, Inc. (b)........       736
     114    Jack Henry & Assoc., Inc. ........     2,020
      71    Micros Systems, Inc. (b)..........     2,348
     261    Retek, Inc. (b)...................     1,669
                                                --------
                                                  16,508
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Transportation (3.6%):
     149    Alaska Air Group, Inc. (b)........  $  3,201
      75    Alexander & Baldwin, Inc. ........     1,996
     132    CNF, Inc. ........................     3,355
      45    Kirby Corp. (b)...................     1,272
      91    SCS Transportation (b)............     1,146
     200    Teekay Shipping Corp. ............     8,575
     154    USF Corp. ........................     4,151
     141    Yellow Corp. (b)..................     3,261
                                                --------
                                                  26,957
                                                --------
Utilities (2.9%):
     143    Black Hills Corp. ................     4,389
      36    Cascade Natural Gas Corp. ........       687
     120    MDU Resources Group, Inc. ........     4,005
     223    Oneok, Inc. ......................     4,385
     196    PNM Resources, Inc. ..............     5,254
     117    Vectren Corp. ....................     2,942
                                                --------
                                                  21,662
                                                --------
  Total Common Stocks                            714,990
                                                --------
WARRANTS (0.0%):
Electronic Technology (0.0%):
 $     4    Orbital Sciences Corp. ...........        14
                                                --------
  Total Warrants                                      14
                                                --------
INVESTMENT COMPANIES (5.5%):
     101    iShares Russell 2000 Value........    13,031
  28,209    One Group Prime Money Market Fund,
              Class I (c).....................    28,209
                                                --------
  Total Investment Companies                      41,240
                                                --------
REPURCHASE AGREEMENTS (0.1%):
 $   422    State Street Bank and Trust,
              0.65%, 7/1/03 (Proceeds at
              maturity $422, collateralized by
              various U.S. Government
              securities).....................       422
                                                --------
  Total Repurchase Agreements                        422
                                                --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (12.6%):
  95,454    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............    95,454
                                                --------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               95,454
                                                --------
Total (Cost $796,537) (a)                       $852,120
                                                ========

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 40

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

------------
Percentages indicated are based on net assets of $756,107.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $108,258
                   Unrealized depreciation......................   (52,675)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 55,583
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS (96.9%):
Commercial Services (5.2%):
     289    Catalina Marketing Corp. (b)...  $    5,093
     416    Dun & Bradstreet Corp. (b).....      17,103
     344    Fair Issac & Co., Inc. ........      17,675
     873    Harte-Hanks, Inc. .............      16,580
     807    Manpower, Inc. ................      29,945
     551    SEI Investments Co. ...........      17,639
     354    Valassis Communications, Inc.
              (b)..........................       9,099
                                             ----------
                                                113,134
                                             ----------
Communications (0.4%):
   1,247    Cincinnati Bell, Inc. (b)......       8,355
                                             ----------
Consumer Durables (0.3%):
      95    Electronic Arts, Inc. (b)......       6,999
                                             ----------
Consumer Non-Durables (3.9%):
     737    Coach, Inc. (b)................      36,646
     268    Dean Foods Co. (b).............       8,442
     897    Dial Corp. ....................      17,449
      24    Dreyer's Grand Ice Cream
              Holdings, Inc. ..............       1,877
     882    Hormel Foods Corp. ............      20,897
                                             ----------
                                                 85,311
                                             ----------
Consumer Services (10.0%):
     553    Brinker International, Inc.
              (b)..........................      19,903
     204    Career Education Corp. (b).....      13,976
     183    Cheesecake Factory, Inc. (b)...       6,552
     240    Corinthian Colleges, Inc.
              (b)..........................      11,637
     252    Education Management Corp.
              (b)..........................      13,404
     304    Entercom Communications Corp.
              (b)..........................      14,910
     568    GTECH Holdings Corp. (b).......      21,382
     449    International Speedway Corp.,
              Class A......................      17,741
     465    Krispy Kreme Doughnuts, Inc.
              (b)..........................      19,164
     456    Outback Steakhouse, Inc. ......      17,772
      55    Panera Bread Co. (b)...........       2,204
     240    Scholastic Corp. (b)...........       7,142
      37    Washington Post Co., Class B...      27,250
     745    Westwood One, Inc. (b).........      25,276
                                             ----------
                                                218,313
                                             ----------
Distribution Services (1.8%):
     452    CDW Corp. (b)..................      20,707
     389    Patterson Dental Co. (b).......      17,653
                                             ----------
                                                 38,360
                                             ----------
Electronic Technology (8.5%):
     356    Adtran, Inc. (b)...............      18,269
     124    Cree Research, Inc. (b)........       2,011
     658    Diebold, Inc. .................      28,442
     273    Integrated Circuit Systems,
              Inc. (b).....................       8,593
     259    Intersil Corp., Class A (b)....       6,900


 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     639    Lam Research Corp. (b).........  $   11,641
      44    McData Corp., Class A (b)......         644
   1,181    Microchip Technology, Inc. ....      29,085
     327    SanDisk Corp. (b)..............      13,201
     519    Semtech Corp. (b)..............       7,392
     143    Silicon Laboratories, Inc.
              (b)..........................       3,796
     671    Storage Technology Corp. (b)...      17,275
     402    Synopsys, Inc. (b).............      24,841
   1,319    Titan Corp. (b)................      13,571
      14    Zebra Technologies Corp., Class
              A (b)........................       1,075
                                             ----------
                                                186,736
                                             ----------
Energy Minerals (2.4%):
      62    Apache Corp. ..................       4,001
     546    Murphy Oil Corp. ..............      28,722
     993    XTO Energy, Inc. ..............      19,968
                                             ----------
                                                 52,691
                                             ----------
Finance (11.0%):
     558    Arthur J. Gallagher & Co. .....      15,185
     126    Brown & Brown, Inc. ...........       4,085
     623    ChoicePoint, Inc. (b)..........      21,503
     521    Commerce Bancorp, Inc. ........      19,344
     211    Eaton Vance Corp. .............       6,679
     139    Everest Re Group Ltd. .........      10,611
     210    GreenPoint Financial Corp. ....      10,692
     468    Investors Financial Services
              Corp. .......................      13,571
     501    Legg Mason, Inc. ..............      32,519
     424    M & T Bank Corp. ..............      35,723
     398    Neuberger Berman, Inc. ........      15,888
   1,083    New York Community Bancorp,
              Inc. ........................      31,505
     418    Waddell & Reed Financial, Inc.,
              Class A......................      10,732
     283    Westamerica Bancorp............      12,188
                                             ----------
                                                240,225
                                             ----------
Health Services (9.8%):
     696    AdvancePCS (b).................      26,619
     284    Anthem, Inc. (b)...............      21,885
     328    Coventry Health Care, Inc.
              (b)..........................      15,131
     604    Express Scripts, Inc., Class A
              (b)..........................      41,287
     389    First Health Group Corp. (b)...      10,749
     683    Health Net, Inc., Class A
              (b)..........................      22,505
     709    Lincare Holdings, Inc. (b).....      22,337
     329    Omnicare, Inc. ................      11,107
     460    Oxford Health Plans, Inc.
              (b)..........................      19,322
     569    Universal Health Services,
              Inc., Class B (b)............      22,543
                                             ----------
                                                213,485
                                             ----------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 42

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Technology (13.7%):
     246    Barr Laboratories, Inc. (b)....  $   16,134
     342    Beckman Coulter, Inc. .........      13,915
     370    Charles River Laboratories
              International, Inc. (b)......      11,903
     417    Dentsply International,
              Inc. ........................      17,039
     361    Edwards Lifesciences Corp.
              (b)..........................      11,613
   1,125    Gilead Sciences, Inc. (b)......      62,534
     278    Hillenbrand Industries,
              Inc. ........................      14,038
     783    IDEC Pharmaceuticals Corp.
              (b)..........................      26,616
     382    IVAX Corp. (b).................       6,825
     760    Mylan Laboratories, Inc. ......      26,422
     483    Sepracor, Inc. (b).............       8,705
   1,123    SICOR, Inc. (b)................      22,836
     577    Steris Corp. (b)...............      13,322
     378    Varian Medical Systems, Inc.
              (b)..........................      21,744
     467    Vertex Pharmaceuticals, Inc.
              (b)..........................       6,816
     507    Watson Pharmaceuticals, Inc.
              (b)..........................      20,456
                                             ----------
                                                300,918
                                             ----------
Industrial Services (5.5%):
     387    Cooper Cameron Corp. (b).......      19,477
     397    FMC Technologies, Inc. (b).....       8,367
     572    Jacobs Engineering Group, Inc.
              (b)..........................      24,093
     358    Patterson-UTI Energy, Inc.
              (b)..........................      11,605
     641    Smith International, Inc.
              (b)..........................      23,564
      99    Tetra Tech, Inc. (b)...........       1,696
     771    Weatherford International Ltd.
              (b)..........................      32,311
                                             ----------
                                                121,113
                                             ----------
Process Industries (2.2%):
      95    Donaldson Co., Inc. ...........       4,209
     396    Packaging Corp. of America
              (b)..........................       7,305
     460    Sensient Technologies Corp. ...      10,567
     379    Sonoco Products Co. ...........       9,097
     390    Valspar Corp. .................      16,474
                                             ----------
                                                 47,652
                                             ----------
Producer Manufacturing (2.8%):
     326    AGCO Corp. (b).................       5,562
     806    Energizer Holdings, Inc. (b)...      25,310
     485    HON Industries, Inc. ..........      14,793
     438    Hubbell, Inc., Class B.........      14,513
                                             ----------
                                                 60,178
                                             ----------
Retail Trade (8.0%):
     774    99 Cents Only Stores (b).......      26,580
     545    Abercrombie & Fitch Co., Class
              A (b)........................      15,489
     289    Bed Bath & Beyond, Inc. (b)....      11,212

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
     271    Carmax, Inc. (b)...............  $    8,156
     440    Claire's Stores, Inc. .........      11,157
     364    Fastenal Co. ..................      12,365
     213    Michael's Stores, Inc. (b).....       8,098
     262    Petsmart, Inc. (b).............       4,371
     160    Rent-A-Center, Inc. (b)........      12,152
     722    Ross Stores, Inc. .............      30,861
     546    Whole Foods Market, Inc. (b)...      25,970
     286    Williams-Sonoma, Inc. (b)......       8,354
                                             ----------
                                                174,765
                                             ----------
Technology Services (7.2%):
     905    Affiliated Computer Services,
              Inc., Class A (b)............      41,380
      77    Ask Jeeves, Inc. (b)...........       1,057
     293    Autodesk, Inc. ................       4,732
     430    Certegy, Inc. (b)..............      11,920
     291    Checkfree Corp. (b)............       8,093
     834    Concord EFS, Inc. (b)..........      12,273
     532    DST Systems, Inc. (b)..........      20,219
     244    Fiserv, Inc. (b)...............       8,685
     310    Macromedia, Inc. (b)...........       6,512
     581    Macrovision Corp. (b)..........      11,566
     375    National Instruments Corp.
              (b)..........................      14,172
     343    Reynolds & Reynolds Co., Class
              A............................       9,794
     149    Symantec Corp. (b).............       6,513
                                             ----------
                                                156,916
                                             ----------
Transportation (2.5%):
     435    C.H. Robinson Worldwide,
              Inc. ........................      15,457
     917    Expeditors International of
              Washington, Inc. ............      31,761
     453    Swift Transportation Co., Inc.
              (b)..........................       8,429
                                             ----------
                                                 55,647
                                             ----------
Utilities (1.7%):
     502    DPL, Inc. .....................       8,004
     517    Equitable Resources, Inc. .....      21,066
     366    Philadelphia Suburban Corp. ...       8,919
                                             ----------
                                                 37,989
                                             ----------
  Total Common Stocks                         2,118,787
                                             ----------
INVESTMENT COMPANIES (3.8%):
     526    iShares Russell 2000 Growth....      24,835
     346    Nasdaq-100 Index (b)...........      10,354
  46,823    One Group Prime Money Market
              Fund, Class I (c)............      46,823
                                             ----------
  Total Investment Companies                     82,012
                                             ----------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (11.4%):
$249,904    Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending).........  $  249,904
                                             ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending             249,904
                                             ----------
Total (Cost $2,125,424) (a)                  $2,450,703
                                             ==========

------------
Percentages indicated are based on net assets of $2,186,963.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $330,549
                   Unrealized depreciation......................   (50,901)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $279,648
                                                                  ========

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 44

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS (93.2%):
Commercial Services (1.3%):
     100    Banta Corp. ....................  $    3,231
     609    Copart, Inc. (b)................       5,757
     213    Sylvan Learning Systems, Inc.
              (b)...........................       4,854
     240    Valassis Communications, Inc.
              (b)...........................       6,172
                                              ----------
                                                  20,014
                                              ----------
Communications (0.8%):
     315    Price Communications Corp.
              (b)...........................       4,067
     177    Telephone & Data Systems,
              Inc. .........................       8,782
                                              ----------
                                                  12,849
                                              ----------
Consumer Durables (4.3%):
     206    Activision, Inc. (b)............       2,663
     110    Centex Corp. ...................       8,541
     621    D.R. Horton, Inc. ..............      17,447
     316    Lennar Corp. ...................      22,559
     113    Mohawk Industries, Inc. (b).....       6,297
     118    Pulte Corp. ....................       7,270
                                              ----------
                                                  64,777
                                              ----------
Consumer Non-Durables (4.8%):
     489    Constellation Brands, Inc.,
              Class A (b)...................      15,367
     476    Dean Foods Co. (b)..............      14,986
     380    Loews Corp. -- Carolina Group...      10,247
     911    PepsiAmericas, Inc. ............      11,440
   1,963    Tyson Foods, Inc., Class A......      20,841
                                              ----------
                                                  72,881
                                              ----------
Consumer Services (3.0%):
     632    Belo Corp., Class A.............      14,132
     400    Emmis Communications Corp.,
              Class A (b)...................       9,173
     423    Mandalay Resort Group...........      13,457
     327    Station Casinos, Inc. (b).......       8,264
                                              ----------
                                                  45,026
                                              ----------
Distribution Services (1.6%):
     151    AmerisourceBergen Corp. ........      10,479
     895    Arrow Electronics, Inc. (b).....      13,644
                                              ----------
                                                  24,123
                                              ----------
Electronic Technology (7.2%):
   1,603    3Com Corp. (b)..................       7,503
     322    Advanced Fibre Communication,
            Inc. (b)........................       5,241
     128    Diebold, Inc. ..................       5,527
     338    Fairchild Semiconductor
              International, Inc. (b).......       4,328
     387    Harris Corp. ...................      11,638
     803    Integrated Device Technology,
              Inc. (b)......................       8,878
     305    International Rectifier Corp.
              (b)...........................       8,167

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     305    Intersil Corp., Class A (b).....  $    8,105
     526    L-3 Communications Holdings,
              Inc. (b)......................      22,893
     921    Lattice Semiconductor Corp.
              (b)...........................       7,576
     636    Newport Corp. (b)...............       9,408
     825    Quantum Corp. (b)...............       3,340
     613    Titan Corp. (b).................       6,308
                                              ----------
                                                 108,912
                                              ----------
Energy Minerals (3.3%):
      81    Apache Corp. ...................       5,287
     238    Devon Energy Corp. .............      12,694
     651    Pioneer Natural Resources Co.
              (b)...........................      16,979
     401    Valero Energy Corp. ............      14,550
                                              ----------
                                                  49,510
                                              ----------
Finance (25.4%):
     306    AMB Property Corp. .............       8,612
     392    American Financial Group,
              Inc. .........................       8,928
     188    American Financial Realty
              Trust.........................       2,803
     373    Associated Banc Corp. ..........      13,767
     685    Banknorth Group, Inc. ..........      17,471
     589    Compass Bancshares, Inc. .......      20,577
     177    Cousins Properties, Inc. .......       4,949
   1,636    E*Trade Group, Inc. (b).........      13,908
     362    Everest Re Group Ltd. ..........      27,716
     538    Fidelity National Financial,
              Inc. .........................      16,534
     124    First Tennessee National
              Corp. ........................       5,449
     190    GATX Corp. .....................       3,111
     148    GreenPoint Financial Corp. .....       7,545
     481    HCC Insurance Holdings, Inc. ...      14,214
   1,070    Hibernia Corp., Class A.........      19,423
     232    Huntington Bancshares, Inc. ....       4,527
     271    Independence Community Bank
              Corp. ........................       7,636
     214    IndyMac Bancorp, Inc. ..........       5,448
     508    Janus Capital Group Inc. .......       8,338
     542    LaBranche & Co., Inc. ..........      11,216
     372    Liberty Property Trust..........      12,854
     252    MBIA, Inc. .....................      12,261
     518    Mercantile Bankshares Corp. ....      20,407
     921    National Commerce Financial
              Co. ..........................      20,430
     534    New Plan Excel Realty Trust.....      11,410
     655    Old Republic International
              Corp. ........................      22,457
     377    PMI Group, Inc. ................      10,127
     432    Radian Group, Inc. .............      15,847
   1,125    Sovereign Bancorp, Inc. ........      17,608
     143    StanCorp Financial Group,
              Inc. .........................       7,441
     507    United Dominion Realty Trust,
              Inc. .........................       8,729
     109    Zions Bancorp...................       5,537
                                              ----------
                                                 387,280
                                              ----------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Services (3.2%):
     481    LifePoint Hospitals, Inc. (b)...  $   10,072
     441    Omnicare, Inc. .................      14,898
     607    Triad Hospitals, Inc. (b).......      15,068
     213    Universal Health Services, Inc.,
              Class B (b)...................       8,447
                                              ----------
                                                  48,485
                                              ----------
Health Technology (1.6%):
   1,054    Millennium Pharmaceuticals, Inc.
              (b)...........................      16,573
     528    Protein Design Labs, Inc. (b)...       7,379
                                              ----------
                                                  23,952
                                              ----------
Industrial Services (5.4%):
     643    ENSCO International, Inc. ......      17,285
     391    Grant Prideco, Inc. (b).........       4,591
     289    Helmerich & Payne, Inc. ........       8,442
     364    Pride International, Inc. (b)...       6,852
     611    Republic Services, Inc. (b).....      13,854
     502    Tidewater, Inc. ................      14,753
     829    Varco International, Inc. (b)...      16,246
                                              ----------
                                                  82,023
                                              ----------
Non-Energy Minerals (0.4%):
   1,819    AK Steel Holding Corp. (b)......       6,585
                                              ----------
Process Industries (5.5%):
     360    Bowater, Inc. ..................      13,478
     290    Cabot Corp. ....................       8,329
     451    Ferro Corp. ....................      10,152
     565    Lubrizol Corp. .................      17,516
     135    Minerals Technologies, Inc. ....       6,550
     925    RPM International, Inc. ........      12,713
     177    Sensient Technologies Corp. ....       4,078
     248    Valspar Corp. ..................      10,483
                                              ----------
                                                  83,299
                                              ----------
Producer Manufacturing (8.1%):
     619    ALLETE, Inc. ...................      16,445
     481    American Power Conversion Corp.
              (b)...........................       7,491
     266    Borg Warner, Inc. ..............      17,118
     232    Carlisle Cos., Inc. ............       9,773
     192    HON Industries, Inc. ...........       5,841
      60    ITT Industries, Inc. ...........       3,934
     403    Lear Corp. (b)..................      18,532
     276    Pentair, Inc. ..................      10,788
     285    SPX Corp. (b)...................      12,535
     222    Teleflex, Inc. .................       9,425
     316    Trinity Industries, Inc. .......       5,847
     258    York International Corp. .......       6,033
                                              ----------
                                                 123,762
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail Trade (1.8%):
     686    BJ's Wholesale Club, Inc. (b)...  $   10,336
     234    Borders Group, Inc. (b).........       4,112
     135    Claire's Stores, Inc. ..........       3,424
     921    Saks, Inc. (b)..................       8,934
                                              ----------
                                                  26,806
                                              ----------
Technology Services (3.5%):
     528    Ascential Software Corp. (b)....       8,681
     871    Ceridian Corp. (b)..............      14,786
     353    Macromedia, Inc. (b)............       7,425
     185    Reynolds & Reynolds Co., Class
              A.............................       5,286
     770    Sybase, Inc. (b)................      10,712
     546    Unisys Corp. (b)................       6,699
                                              ----------
                                                  53,589
                                              ----------
Transportation (2.7%):
     352    Alaska Air Group, Inc. (b)......       7,548
     582    EGL, Inc. (b)...................       8,852
     342    J.B. Hunt Transport Services,
              Inc. (b)......................      12,922
     662    Swift Transportation Co., Inc.
              (b)...........................      12,321
                                              ----------
                                                  41,643
                                              ----------
Utilities (9.3%):
     488    Black Hills Corp. ..............      14,972
     531    Energy East Corp. ..............      11,030
     210    Equitable Resources, Inc. ......       8,539
     157    Hawaiian Electric Industries,
              Inc. .........................       7,199
     277    MDU Resources Group, Inc. ......       9,269
     256    NSTAR...........................      11,643
     408    Oneok, Inc. ....................       8,003
   1,364    Pepco Holdings, Inc. ...........      26,133
     518    Puget Energy, Inc. .............      12,374
     267    Questar Corp. ..................       8,950
     808    Wisconsin Energy Corp. .........      23,432
                                              ----------
                                                 141,544
                                              ----------
  Total Common Stocks                          1,417,060
                                              ----------
WARRANTS (0.0%):
Finance (0.0%):
 $   424    Dime Bancorp, Inc. (b)..........          64
                                              ----------
  Total Warrants                                      64
                                              ----------
INVESTMENT COMPANIES (6.0%):
      44    iShares S&P 400 Value Index
              Fund..........................       3,874
     307    Mid-Cap 400 Depository
              Receipt.......................      26,886
  60,773    One Group Prime Money Market
              Fund, Class I (c).............      60,773
                                              ----------
  Total Investment Companies                      91,533
                                              ----------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 46

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
REPURCHASE AGREEMENTS (0.9%):
 $13,863    State Street Bank and Trust,
              0.65%, 7/1/03 (Proceeds at
              maturity $13,863,
              collateralized by various U.S.
              Government securities)........  $   13,863
                                              ----------
  Total Repurchase Agreements                     13,863
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (5.3%):
  80,515    Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending)..........      80,515
                                              ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               80,515
                                              ----------
Total (Cost $1,450,592) (a)                   $1,603,035
                                              ==========

------------
Percentages indicated are based on net assets of $1,520,222.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $202,738
                   Unrealized depreciation......................   (50,295)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $152,443
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS (96.3%):
Commercial Services (0.7%):
     197    Manpower, Inc. .................  $    7,291
                                              ----------
Consumer Durables (3.3%):
     157    Black & Decker Corp. ...........       6,810
     374    D.R. Horton, Inc. ..............      10,517
      60    Electronic Arts, Inc. (b).......       4,436
     184    Mohawk Industries, Inc. (b).....      10,229
                                              ----------
                                                  31,992
                                              ----------
Consumer Non-Durables (4.7%):
     149    Cintas Corp. ...................       5,289
      48    Coach, Inc. (b).................       2,375
     261    Constellation Brands, Inc.,
              Class A (b)...................       8,187
     230    Dial Corp. .....................       4,466
     304    Liz Claiborne, Inc. ............      10,704
     384    McCormick & Co., Inc. ..........      10,442
     466    Tyson Foods, Inc., Class A......       4,950
                                              ----------
                                                  46,413
                                              ----------
Consumer Services (6.2%):
     370    Brinker International, Inc.
              (b)...........................      13,332
     340    Cablevision Systems Corp., Class
              A (b).........................       7,066
     131    CBRL Group, Inc. ...............       5,105
     208    Cheesecake Factory, Inc. (b)....       7,465
     169    Entercom Communications Corp.
              (b)...........................       8,305
      13    New York Times Co., Class A.....         594
     351    Royal Caribbean Cruises Ltd. ...       8,127
     206    Wendy's International, Inc. ....       5,979
     165    Yum! Brands, Inc. (b)...........       4,879
                                              ----------
                                                  60,852
                                              ----------
Distribution Services (3.1%):
     157    AmerisourceBergen Corp. ........      10,859
     245    Andrx Corp. (b).................       4,882
     519    Arrow Electronics, Inc. (b).....       7,914
     178    McKesson Corp. .................       6,372
                                              ----------
                                                  30,027
                                              ----------
Electronic Technology (8.5%):
     190    Altera Corp. (b)................       3,113
     119    Amphenol Corp., Class A (b).....       5,593
     901    Cadence Design Systems, Inc.
              (b)...........................      10,864
     296    Comverse Technology, Inc. (b)...       4,449
     276    Diebold, Inc. ..................      11,922
     325    International Rectifier Corp.
              (b)...........................       8,727
     232    Intersil Corp., Class A (b).....       6,166
     611    JDS Uniphase Corp. (b)..........       2,144
     226    L-3 Communications Holdings,
              Inc. (b)......................       9,834
     111    Lexmark International, Inc.,
              Class A (b)...................       7,821


 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     228    Microchip Technology, Inc. .....  $    5,606
     275    Power Integrations, Inc. (b)....       6,680
                                              ----------
                                                  82,919
                                              ----------
Energy Minerals (3.6%):
      98    Apache Corp. ...................       6,361
     130    Ashland, Inc. ..................       3,987
     293    Murphy Oil Corp. ...............      15,428
     357    Pioneer Natural Resources Co.
              (b)...........................       9,330
                                              ----------
                                                  35,106
                                              ----------
Finance (19.2%):
     121    AMBAC Financial Group, Inc. ....       8,044
     374    AmSouth Bancorp.................       8,170
     259    Associated Banc Corp. ..........       9,549
     552    Banknorth Group, Inc. ..........      14,082
     158    Bear Stearns Cos., Inc. ........      11,474
     471    Compass Bancshares, Inc. .......      16,438
     138    Countrywide Financial Corp. ....       9,622
   1,409    E*Trade Group, Inc. (b).........      11,981
     224    Everest Re Group Ltd. ..........      17,159
     178    First Tennessee National
              Corp. ........................       7,795
     308    GreenPoint Financial Corp. .....      15,696
     214    North Fork Bancorp, Inc. .......       7,274
     293    Old Republic International
              Corp. ........................      10,034
     365    PMI Group, Inc. ................       9,794
     384    Radian Group, Inc. .............      14,060
     275    Southtrust Corp. ...............       7,479
     545    Sovereign Bancorp, Inc. ........       8,523
                                              ----------
                                                 187,174
                                              ----------
Health Services (4.9%):
     378    AdvancePCS (b)..................      14,444
     341    Caremark Rx, Inc. (b)...........       8,765
     120    Coventry Health Care, Inc.
              (b)...........................       5,560
     351    Health Net, Inc., Class A (b)...      11,579
     184    Universal Health Services, Inc.,
              Class B (b)...................       7,300
                                              ----------
                                                  47,648
                                              ----------
Health Technology (7.2%):
     159    Angiotech Pharmaceuticals, Inc.
              (b)...........................       6,497
     144    Biovail Corp. (b)...............       6,791
     180    Dentsply International, Inc. ...       7,350
     308    Edwards Lifesciences Corp.
              (b)...........................       9,893
     298    Gilead Sciences, Inc. (b).......      16,564
     323    IDEC Pharmaceuticals Corp.
              (b)...........................      10,985
     237    IVAX Corp. (b)..................       4,230
     316    Protein Design Labs, Inc. (b)...       4,419
     191    SICOR, Inc. (b).................       3,884
                                              ----------
                                                  70,613
                                              ----------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 48

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Industrial Services (5.3%):
     315    BJ Services Co. (b).............  $   11,752
     249    Cooper Cameron Corp. (b)........      12,563
     241    Jacobs Engineering Group, Inc.
              (b)...........................      10,154
      87    Patterson-UTI Energy, Inc.
              (b)...........................       2,819
     348    Weatherford International Ltd.
              (b)...........................      14,600
                                              ----------
                                                  51,888
                                              ----------
Non-Energy Minerals (0.8%):
     248    Lafarge North America Corp. ....       7,671
                                              ----------
Process Industries (3.2%):
     215    AptarGroup, Inc. ...............       7,751
     166    Cabot Corp. ....................       4,773
     256    Engelhard Corp. ................       6,331
     240    Lubrizol Corp. .................       7,448
     119    Valspar Corp. ..................       5,023
                                              ----------
                                                  31,326
                                              ----------
Producer Manufacturing (7.8%):
     129    ALLETE, Inc. ...................       3,426
      89    American Standard Cos., Inc.
              (b)...........................       6,570
     318    AMETEK, Inc. ...................      11,659
      89    Avery Dennison Corp. ...........       4,481
     176    Borg Warner, Inc. ..............      11,310
     219    Cummins, Inc. ..................       7,863
     286    Harsco Corp. ...................      10,303
     260    Lear Corp. (b)..................      11,985
     177    Teleflex, Inc. .................       7,552
      39    York International Corp. .......         905
                                              ----------
                                                  76,054
                                              ----------
Retail Trade (4.8%):
     317    99 Cents Only Stores (b)........      10,883
     178    Abercrombie & Fitch Co., Class A
              (b)...........................       5,046
      50    Hot Topic, Inc. (b).............       1,357
     308    Pacific Sunwear of California,
              Inc. (b)......................       7,424
     221    Regis Corp. ....................       6,433
     129    Rent-A-Center, Inc. (b).........       9,754
     126    Whole Foods Market, Inc. (b)....       6,006
                                              ----------
                                                  46,903
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology Services (5.6%):
     204    Adobe Systems, Inc. ............   $   6,529
     145    Affiliated Computer Services,
              Inc., Class A (b).............       6,616
     492    BMC Software, Inc. (b)..........       8,035
     209    Cognos, Inc. (b)................       5,635
     259    Fiserv, Inc. (b)................       9,213
     414    Reynolds & Reynolds Co., Class
              A.............................      11,834
     192    SunGard Data Systems, Inc.
              (b)...........................       4,971
     156    Verisign, Inc. (b)..............       2,160
                                              ----------
                                                  54,993
                                              ----------
Transportation (0.6%):
     175    Expeditors International of
              Washington, Inc. .............       6,057
                                              ----------
Utilities (6.8%):
     137    Black Hills Corp. ..............       4,195
     222    Energy East Corp. ..............       4,599
     193    Entergy Corp. ..................      10,183
     289    Equitable Resources, Inc. ......      11,754
     126    Kinder Morgan, Inc. ............       6,886
     181    MDU Resources Group, Inc. ......       6,059
     337    Pepco Holdings, Inc. ...........       6,450
     175    Scana Corp. ....................       5,996
     356    Wisconsin Energy Corp. .........      10,312
                                              ----------
                                                  66,434
                                              ----------
  Total Common Stocks                            941,361
                                              ----------
INVESTMENT COMPANIES (3.6%):
  35,273    One Group Prime Money Market
              Fund, Class I (c).............      35,273
                                              ----------
  Total Investment Companies                      35,273
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (6.8%):
 $66,096    Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending)..........      66,096
                                              ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               66,096
                                              ----------
Total (Cost $866,415) (a)                     $1,042,730
                                              ==========

------------

Percentages indicated are based on net assets of $977,659.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $208,348
                   Unrealized depreciation......................   (32,033)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $176,315
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS (96.6%):
Commercial Services (1.3%):
      87    Catalina Marketing Corp. (b)....  $    1,528
      24    Dun & Bradstreet Corp. (b)......         987
     202    Fair Issac & Co., Inc. .........      10,379
      67    McGraw-Hill Cos., Inc. .........       4,133
      63    Moody's Corp. ..................       3,332
      88    Omnicom Group, Inc. ............       6,278
      29    R.R. Donnelley & Sons Co. ......         758
                                              ----------
                                                  27,395
                                              ----------
Communications (0.6%):
     499    AT&T Wireless Services, Inc.
              (b)...........................       4,098
     218    Citizens Communications Co.
              (b)...........................       2,811
     271    Nextel Communications, Inc.,
              Class A (b)...................       4,898
                                              ----------
                                                  11,807
                                              ----------
Consumer Durables (1.7%):
      84    Electronic Arts, Inc. (b).......       6,243
     196    Harley-Davidson, Inc. ..........       7,825
     109    Harman International Industries,
              Inc. .........................       8,626
     349    Mattel, Inc. ...................       6,597
     104    Pulte Corp. ....................       6,392
                                              ----------
                                                  35,683
                                              ----------
Consumer Non-Durables (8.6%):
     218    Altria Group, Inc. .............       9,924
     476    Anheuser-Busch Co., Inc. .......      24,311
     393    Coca-Cola Co. ..................      18,262
     673    General Mills, Inc. ............      31,908
     210    Kraft Foods, Inc. ..............       6,844
   1,015    PepsiCo, Inc. ..................      45,170
     443    Proctor & Gamble Co. ...........      39,462
                                              ----------
                                                 175,881
                                              ----------
Consumer Services (4.1%):
     367    Clear Channel Communications,
              Inc. (b)......................      15,567
     457    Comcast Corp., Class A (b)......      13,787
      10    E.W. Scripps Co., Class A.......         882
      60    eBay, Inc. (b)..................       6,201
     105    EchoStar Communications Corp.,
              Class A (b)...................       3,633
     105    International Game Technologies
              (b)...........................      10,778
     181    Interpublic Group of Cos.,
              Inc. .........................       2,426
      63    Krispy Kreme Doughnuts, Inc.
              (b)...........................       2,581
      78    Lamar Advertising Co., Class A
              (b)...........................       2,751
      20    Meredith Corp. .................         880
      68    Univision Communications, Inc.
              (b)...........................       2,063
     295    Wendy's International, Inc. ....       8,535
     481    Yum! Brands, Inc. (b)...........      14,222
                                              ----------
                                                  84,306
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Distribution Services (2.9%):
     373    AmerisourceBergen Corp. ........  $   25,863
      23    Fisher Scientific International,
              Inc. (b)......................         809
      26    Henry Schein, Inc. (b)..........       1,350
     422    McKesson Corp. .................      15,088
     505    Sysco Corp. ....................      15,172
                                              ----------
                                                  58,282
                                              ----------
Electronic Technology (11.4%):
      76    Agilent Technologies, Inc.
              (b)...........................       1,489
     187    Analog Devices, Inc. (b)........       6,500
     805    Applied Materials, Inc. (b).....      12,761
     175    Boeing Co. .....................       6,007
   3,059    Cisco Systems, Inc. (b).........      51,048
     241    Comverse Technology, Inc. (b)...       3,625
     829    Dell Computer Corp. (b).........      26,489
     316    EMC Corp. (b)...................       3,308
     139    General Dynamics Corp. .........      10,078
      55    Harris Corp. ...................       1,646
   2,989    Intel Corp. ....................      62,132
      76    Jabil Circuit, Inc. (b).........       1,690
      54    Lexmark International, Inc.,
              Class A (b)...................       3,827
     206    Linear Technology Corp. ........       6,641
     160    Lockheed Martin Corp. ..........       7,621
     287    Motorola, Inc. .................       2,705
     290    Network Appliance, Inc. (b).....       4,704
      28    Qlogic Corp. (b)................       1,368
     302    Sun Microsystems, Inc. (b)......       1,387
     896    Texas Instruments, Inc. ........      15,778
      56    Xilinx, Inc. (b)................       1,419
                                              ----------
                                                 232,223
                                              ----------
Energy Minerals (0.6%):
      47    Apache Corp. ...................       3,041
      58    Devon Energy Corp. .............       3,104
     118    Murphy Oil Corp. ...............       6,198
                                              ----------
                                                  12,343
                                              ----------
Finance (6.0%):
     152    AFLAC, Inc. ....................       4,674
     266    American Express Co. ...........      11,130
     556    American International Group,
              Inc. .........................      30,669
     271    Bank of New York Co., Inc. .....       7,794
      86    Capital One Financial Corp. ....       4,235
     816    Charles Schwab Corp. ...........       8,233
     452    Fannie Mae......................      30,457

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 50

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finance, continued:
     298    Marsh & McLennan Cos............  $   15,200
     117    SLM Corp. ......................       4,571
      23    StanCorp Financial Group,
              Inc. .........................       1,199
     103    Wells Fargo & Co. ..............       5,207
                                              ----------
                                                 123,369
                                              ----------
Health Services (4.7%):
     131    Anthem, Inc. (b)................      10,140
     451    Caremark Rx, Inc. (b)...........      11,593
     759    HCA-The Healthcare Corp. .......      24,324
     102    Health Management Associates,
              Inc., Class A.................       1,889
     184    Laboratory Corp. of America
              Holdings (b)..................       5,548
      46    Lincare Holdings, Inc. (b)......       1,446
     507    Omnicare, Inc. .................      17,146
      31    Oxford Health Plans, Inc. (b)...       1,301
      38    Quest Diagnostics, Inc. (b).....       2,449
     247    UnitedHealth Group, Inc. .......      12,434
      80    Wellpoint Health Networks, Inc.,
              Class A (b)...................       6,769
                                              ----------
                                                  95,039
                                              ----------
Health Technology (23.4%):
     798    Abbott Laboratories.............      34,904
     739    Amgen, Inc. (b).................      49,122
      25    Beckman Coulter, Inc. ..........       1,036
     296    Boston Scientific Corp. (b).....      18,100
      54    Cytyc Corp. (b).................         567
      33    Dentsply International, Inc. ...       1,354
     570    Eli Lilly & Co. ................      39,325
     222    Genzyme Corp. (b)...............       9,297
      73    Gilead Sciences, Inc. (b).......       4,062
   1,407    Johnson & Johnson...............      72,766
     501    Medtronic, Inc. ................      24,026
     627    Merck & Co., Inc. ..............      37,994
     555    PerkinElmer, Inc. ..............       7,667
   3,602    Pfizer, Inc. ...................     123,011
     134    St. Jude Medical, Inc. (b)......       7,728
     160    Watson Pharmaceuticals, Inc.
              (b)...........................       6,466
     543    Wyeth...........................      24,721
     313    Zimmer Holdings, Inc. (b).......      14,083
                                              ----------
                                                 476,229
                                              ----------
Industrial Services (2.4%):
     252    BJ Services Co. (b).............       9,414
     519    Fluor Corp. ....................      17,455
     128    Noble Corp. (b).................       4,402
     104    Smith International, Inc. (b)...       3,810

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Industrial Services, continued:
      40    Weatherford International Ltd.
              (b)...........................  $    1,673
     327    Western Gas Resources, Inc. ....      12,969
                                              ----------
                                                  49,723
                                              ----------
Non-Energy Minerals (0.6%):
     366    Alcoa, Inc. ....................       9,324
     102    Newmont Mining Corp. ...........       3,302
                                              ----------
                                                  12,626
                                              ----------
Process Industries (0.7%):
     225    Praxair, Inc. ..................      13,512
                                              ----------
Producer Manufacturing (8.2%):
      62    Danaher Corp. ..................       4,186
     190    Flowserve Corp. (b).............       3,734
   3,785    General Electric Co. ...........     108,558
     255    Minnesota Mining & Manufacturing
              Co. ..........................      32,886
      92    Molex, Inc. ....................       2,479
     234    United Technologies Corp. ......      16,545
                                              ----------
                                                 168,388
                                              ----------
Retail Trade (8.5%):
      74    Amazon.Com, Inc. (b)............       2,712
     246    Bed Bath & Beyond, Inc. (b).....       9,551
     400    Best Buy Co., Inc. (b)..........      17,565
   1,279    Home Depot, Inc. ...............      42,350
     126    Kohl's Corp. (b)................       6,492
     224    Lowe's Cos., Inc. ..............       9,641
     321    Sears Roebuck & Co. ............      10,794
     187    Target Corp. ...................       7,093
   1,125    Wal-Mart Stores, Inc. ..........      60,394
     207    Walgreen Co. ...................       6,229
                                              ----------
                                                 172,821
                                              ----------
Technology Services (9.9%):
     141    Adobe Systems, Inc. ............       4,526
     332    Affiliated Computer Services,
              Inc., Class A (b).............      15,166
     153    Autodesk, Inc. .................       2,472
     357    Automatic Data Processing,
              Inc. .........................      12,080
     157    BMC Software, Inc. (b)..........       2,565
     417    Concord EFS, Inc. (b)...........       6,139
      40    Emulex Corp. (b)................         907
     374    First Data Corp. ...............      15,505
     110    Fiserv, Inc. (b)................       3,916
     278    International Business Machines
              Corp. ........................      22,969
      36    Intuit, Inc. (b)................       1,619
      76    Macromedia, Inc. (b)............       1,593
   3,805    Microsoft Corp. ................      97,440
     595    Oracle Corp. (b)................       7,152
     119    SunGard Data Systems, Inc.
              (b)...........................       3,090

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
     136    Sybase, Inc. (b)................  $    1,889
      78    Symantec Corp. (b)..............       3,416
                                              ----------
                                                 202,444
                                              ----------
Transportation (1.0%):
     408    Southwest Airlines Co. .........       7,024
     224    United Parcel Service, Inc.,
              Class B.......................      14,250
                                              ----------
                                                  21,274
                                              ----------
  Total Common Stocks                          1,973,345
                                              ----------
INVESTMENT COMPANIES (4.0%):
  81,799    One Group Prime Money Market
              Fund, Class I (c).............      81,799
                                              ----------
  Total Investment Companies                      81,799
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
REPURCHASE AGREEMENTS (0.2%):
 $ 4,229    State Street Bank and Trust,
              0.65%, 7/1/03 (Proceeds at
              maturity $4,229,
              collateralized by various U.S.
              Government securities)........  $    4,229
                                              ----------
  Total Repurchase Agreements                      4,229
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (4.4%):
  89,304    Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending)..........      89,304
                                              ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               89,304
                                              ----------
Total (Cost $1,701,111) (a)                   $2,148,677
                                              ==========

------------

Percentages indicated are based on net assets of $2,041,466.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $506,684
                   Unrealized depreciation......................   (59,118)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $447,566
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 52

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS (94.7%):
Communications (4.5%):
     128    Alltel Corp. ...................  $    6,172
     708    AT&T Wireless Services, Inc.
              (b)...........................       5,813
     611    BellSouth Corp. ................      16,258
     125    CenturyTel, Inc. ...............       4,356
     902    SBC Communications, Inc. .......      23,046
                                              ----------
                                                  55,645
                                              ----------
Consumer Durables (1.8%):
      73    Centex Corp. ...................       5,679
     167    Fortune Brands, Inc. ...........       8,740
     179    Hasbro, Inc. ...................       3,131
      78    Pulte Corp. ....................       4,809
                                              ----------
                                                  22,359
                                              ----------
Consumer Non-Durables (3.3%):
     581    Altria Group, Inc. .............      26,408
     314    Coca-Cola Enterprises, Inc. ....       5,699
      81    Nike, Inc., Class B.............       4,333
     459    Tyson Foods, Inc., Class A......       4,875
                                              ----------
                                                  41,315
                                              ----------
Consumer Services (8.9%):
     755    AOL Time Warner, Inc. (b).......      12,146
     284    Cendant Corp. (b)...............       5,203
     167    Clear Channel Communications,
              Inc. (b)......................       7,079
     329    Comcast Corp., Class A (b)......       9,929
     156    Gannett Co., Inc. ..............      11,967
     424    Hilton Hotels Corp. ............       5,423
     175    Marriott International, Inc.,
              Class A.......................       6,724
     397    McDonald's Corp. ...............       8,758
      85    Tribune Co. ....................       4,106
     532    Viacom, Inc., Class B (b).......      23,219
     508    Walt Disney Co. ................      10,033
     198    Wendy's International, Inc. ....       5,722
                                              ----------
                                                 110,309
                                              ----------
Distribution Services (0.8%):
     152    AmerisourceBergen Corp. ........      10,511
                                              ----------
Electronic Technology (7.6%):
     212    Apple Computer, Inc. (b)........       4,047
     246    Comverse Technology, Inc. (b)...       3,697
     552    EMC Corp. (b)...................       5,779
     153    General Dynamics Corp. .........      11,082
     941    Hewlett-Packard Co. ............      20,043
     115    Intel Corp. ....................       2,390
      65    Jabil Circuit, Inc. (b).........       1,437
     237    Lockheed Martin Corp. ..........      11,294
     607    Motorola, Inc. .................       5,724
     111    National Semiconductor Corp.
              (b)...........................       2,189
      92    Northrop Grumman Corp. .........       7,907
      84    Novellus Systems, Inc. (b)......       3,074

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     108    Raytheon Co. ...................  $    3,561
     672    Sun Microsystems, Inc. (b)......       3,091
     385    Texas Instruments, Inc. ........       6,776
     208    Xerox Corp. (b).................       2,203
                                              ----------
                                                  94,294
                                              ----------
Energy Minerals (11.9%):
     102    Apache Corp. ...................       6,626
     203    BP Amoco PLC....................       8,528
     139    Burlington Resources, Inc. .....       7,516
     369    ChevronTexaco Corp. ............      26,642
     277    ConocoPhillips..................      15,184
   1,947    Exxon Mobil Corp. ..............      69,917
      77    Murphy Oil Corp. ...............       4,050
      96    Occidental Petroleum Corp. .....       3,221
     174    Pioneer Natural Resources Co.
              (b)...........................       4,541
                                              ----------
                                                 146,225
                                              ----------
Finance (32.8%):
     147    ACE Ltd. .......................       5,041
     284    AFLAC, Inc. ....................       8,721
     414    Allstate Corp. .................      14,766
     622    American International Group,
              Inc. .........................      34,329
     173    Aon Corp. ......................       4,154
     568    Bank of America Corp. ..........      44,854
     402    Bank of New York Co., Inc. .....      11,558
     530    Citigroup, Inc. ................      22,685
     155    Equity Office Properties
              Trust.........................       4,187
     199    Fannie Mae......................      13,387
     130    First Tennessee National
              Corp. ........................       5,708
     248    Freddie Mac.....................      12,596
     168    Goldman Sachs Group, Inc. ......      14,099
     302    Hartford Financial Services
              Group, Inc. ..................      15,195
     119    Huntington Bancshares, Inc. ....       2,323
     241    Janus Capital Group Inc. .......       3,952
     599    JP Morgan Chase & Co. ..........      20,474
     112    Lincoln National Corp. .........       3,982
     256    MBIA, Inc. .....................      12,496
     451    MBNA Corp. .....................       9,399
     198    Merrill Lynch & Co., Inc. ......       9,243
     257    MetLife, Inc. ..................       7,278
     548    Morgan Stanley Dean Witter &
              Co. ..........................      23,409
     225    National City Corp. ............       7,360
     326    Providian Financial Corp. (b)...       3,019
     345    Prudential Financial, Inc. .....      11,604
     366    Radian Group, Inc. .............      13,413
      75    Simon Property Group, Inc. .....       2,927
     212    Southtrust Corp. ...............       5,766
     387    Travelers Property Casualty
              Corp. Class B.................       6,103

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finance, continued:
     853    U.S. Bancorp....................  $   20,897
     591    Wells Fargo & Co. ..............      29,786
                                              ----------
                                                 404,711
                                              ----------
Health Services (1.4%):
      41    Aetna, Inc. ....................       2,468
     155    Anthem, Inc. (b)................      11,945
      40    Wellpoint Health Networks, Inc.,
              Class A (b)...................       3,372
                                              ----------
                                                  17,785
                                              ----------
Health Technology (0.2%):
     103    King Pharmaceuticals, Inc.
              (b)...........................       1,520
      33    Watson Pharmaceuticals, Inc.
              (b)...........................       1,332
                                              ----------
                                                   2,852
                                              ----------
Industrial Services (0.5%):
     171    Noble Corp. (b).................       5,865
                                              ----------
Non-Energy Minerals (1.0%):
     258    Alcoa, Inc. ....................       6,579
     126    Newmont Mining Corp. ...........       4,090
      32    Nucor Corp. ....................       1,563
                                              ----------
                                                  12,232
                                              ----------
Process Industries (3.8%):
      53    Bemis Co., Inc. ................       2,480
     251    Dow Chemical Co. ...............       7,771
     311    Du Pont (EI) de Nemours &
              Co. ..........................      12,950
     171    Meadwestvaco Corp. .............       4,224
     103    Pactiv Corp. (b)................       2,030
     226    Praxair, Inc. ..................      13,579
     103    Temple-Inland, Inc. ............       4,420
                                              ----------
                                                  47,454
                                              ----------
Producer Manufacturing (5.9%):
      86    Borg Warner, Inc. ..............       5,569
     200    Caterpillar, Inc. ..............      11,110
     110    Cummins, Inc. ..................       3,956
      97    Danaher Corp. ..................       6,612
     153    ITT Industries, Inc. ...........      10,006
      72    Johnson Controls, Inc. .........       6,163
      68    Minnesota Mining & Manufacturing
              Co. ..........................       8,710
     169    Navistar International Corp.
              (b)...........................       5,501
     210    United Technologies Corp. ......      14,857
                                              ----------
                                                  72,484
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail Trade (2.5%):
      61    Costco Wholesale Corp. (b)......  $    2,242
     114    CVS Corp. ......................       3,195
     408    Home Depot, Inc. ...............      13,517
     378    Kroger Co. (b)..................       6,308
     130    Safeway, Inc. (b)...............       2,660
     116    Sherwin-Williams Co. ...........       3,118
                                              ----------
                                                  31,040
                                              ----------
Technology Services (1.4%):
     178    Autodesk, Inc. .................       2,876
     169    BMC Software, Inc. (b)..........       2,760
     702    Parametric Technology Corp.
              (b)...........................       2,141
     180    PeopleSoft, Inc. (b)............       3,166
      76    SunGard Data Systems, Inc.
              (b)...........................       1,969
     115    Unisys Corp. (b)................       1,412
     115    Veritas Software Corp. (b)......       3,298
                                              ----------
                                                  17,622
                                              ----------
Transportation (1.7%):
     155    Canadian National Railway
              Co. ..........................       7,473
      73    FedEx Corp. ....................       4,528
     200    Norfolk Southern Corp. .........       3,840
     210    Southwest Airlines Co. .........       3,612
      37    Union Pacific Corp. ............       2,147
                                              ----------
                                                  21,600
                                              ----------
Utilities (4.7%):
      87    Ameren Corp. ...................       3,848
      97    American Electric Power Co.,
              Inc. .........................       2,885
      60    Consolidated Edison, Inc. ......       2,597
     212    Dominion Resources, Inc. .......      13,648
     128    Entergy Corp. ..................       6,756
     115    Equitable Resources, Inc. ......       4,685
     160    Exelon Corp. ...................       9,570
      74    FPL Group, Inc. ................       4,913
     118    Progress Energy, Inc. ..........       5,180
      88    Public Service Enterprise Group,
              Inc. .........................       3,714
                                              ----------
                                                  57,796
                                              ----------
  Total Common Stocks                          1,172,099
                                              ----------
INVESTMENT COMPANIES (4.0%):
  49,578    One Group Prime Money Market
              Fund, Class I (c).............      49,578
                                              ----------
  Total Investment Companies                      49,578
                                              ----------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 54

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
REPURCHASE AGREEMENTS (1.7%):
 $20,904    State Street Bank and Trust,
              0.65%, 7/1/03 (Proceeds at
              maturity $20,904,
              collateralized by various U.S.
              Government securities)........  $   20,904
                                              ----------
  Total Repurchase Agreements                     20,904
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (6.4%):
  78,779    Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending)..........      78,779
                                              ----------
  Total Short-Term Securities Held as
  Collateral for   Securities Lending             78,779
                                              ----------
Total (Cost $1,236,869) (a)                   $1,321,360
                                              ==========

------------

Percentages indicated are based on net assets of $1,237,066.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $130,413
                   Unrealized depreciation......................   (79,657)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 50,756
                                                                  ========

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (94.1%):
Commercial Services (0.8%):
      60    McGraw-Hill Cos., Inc. ...........  $  3,720
                                                --------
Communications (3.6%):
      70    Alltel Corp. .....................     3,375
      75    BellSouth Corp. ..................     1,997
     175    SBC Communications, Inc. .........     4,471
     175    Verizon Communications............     6,905
                                                --------
                                                  16,748
                                                --------
Consumer Durables (0.8%):
      85    Black & Decker Corp. .............     3,693
                                                --------
Consumer Non-Durables (10.3%):
     100    Altria Group, Inc. ...............     4,544
     205    Coca-Cola Co. ....................     9,513
      70    Colgate Palmolive Co. ............     4,057
     110    ConAgra Foods, Inc. ..............     2,596
      60    Estee Lauder Cos., Class A........     2,012
     110    General Mills, Inc. ..............     5,215
      85    Gillette Co. .....................     2,708
      80    Kimberly-Clark Corp. .............     4,171
      30    Nike, Inc., Class B...............     1,605
     156    PepsiCo, Inc. ....................     6,942
      50    Proctor & Gamble Co. .............     4,459
                                                --------
                                                  47,822
                                                --------
Consumer Services (1.7%):
      50    Gannett Co., Inc. ................     3,841
     200    Walt Disney Co. ..................     3,950
                                                --------
                                                   7,791
                                                --------
Distribution Services (0.4%):
      30    AmerisourceBergen Corp. ..........     2,081
                                                --------
Electronic Technology (3.0%):
     110    Boeing Co. .......................     3,775
      70    Diebold, Inc. ....................     3,028
     200    Hewlett-Packard Co. ..............     4,260
      75    Intel Corp. ......................     1,559
      75    Texas Instruments, Inc. ..........     1,320
                                                --------
                                                  13,942
                                                --------
Energy Minerals (6.3%):
      40    Anadarko Petroleum Corp. .........     1,779
      73    ChevronTexaco Corp. ..............     5,281
      43    ConocoPhillips....................     2,342
     460    Exxon Mobil Corp. ................    16,518
      75    Royal Dutch Petroleum Co. ........     3,497
                                                --------
                                                  29,417
                                                --------
Finance (27.0%):
      95    ACE Ltd. .........................     3,258
     100    AFLAC, Inc. ......................     3,075
      70    Allstate Corp. ...................     2,496
      55    AMB Property Corp. ...............     1,549
     110    American Express Co. .............     4,599

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
      80    Archstone-Smith Trust.............  $  1,920
     150    Bank of America Corp. ............    11,854
      70    Carramerica Realty Corp. .........     1,947
     365    Citigroup, Inc. ..................    15,621
      50    Colonial Properties Trust.........     1,760
      80    Developers Diversified Realty
              Corp............................     2,275
      70    Duke Realty Investments, Inc. ....     1,929
      70    Equity Office Properties Trust....     1,891
      65    Equity Residential Properties
              Trust...........................     1,687
     115    Fannie Mae........................     7,755
      65    First Tennessee National Corp. ...     2,854
     175    JP Morgan Chase & Co. ............     5,981
     110    Marsh & McLennan Cos..............     5,617
     200    MBNA Corp. .......................     4,168
      90    Merrill Lynch & Co., Inc. ........     4,201
      89    MetLife, Inc. ....................     2,523
     100    Morgan Stanley Dean Witter &
              Co. ............................     4,275
      50    Public Storage, Inc. .............     1,694
      50    Reckson Associates Realty
              Corp. ..........................     1,043
      50    Simon Property Group, Inc. .......     1,952
      50    SL Green Realty Corp. ............     1,745
     110    Southtrust Corp. .................     2,992
     225    U.S. Bancorp......................     5,513
      48    Vornado Realty Trust..............     2,071
     100    Washington Mutual, Inc. ..........     4,130
     200    Wells Fargo & Co. ................    10,079
                                                --------
                                                 124,454
                                                --------
Health Technology (13.7%):
     115    Abbott Laboratories...............     5,032
      25    Allergan, Inc. ...................     1,928
     125    Baxter International, Inc. .......     3,250
     165    Bristol-Myers Squibb Co. .........     4,480
      60    Eli Lilly & Co. ..................     4,138
      90    Johnson & Johnson.................     4,653
      85    Medtronic, Inc. ..................     4,077
     135    Merck & Co., Inc. ................     8,174
     500    Pfizer, Inc. .....................    17,075
     125    Schering-Plough Corp. ............     2,325
     175    Wyeth.............................     7,971
                                                --------
                                                  63,103
                                                --------
Industrial Services (0.3%):
      30    Schlumberger Ltd. ................     1,427
                                                --------
Non-Energy Minerals (0.5%):
      85    Alcoa, Inc. ......................     2,168
                                                --------
Process Industries (1.8%):
      60    Air Products and Chemicals,
              Inc. ...........................     2,496
     125    Dow Chemical Co. .................     3,870
      40    PPG Industries, Inc. .............     2,030
                                                --------
                                                   8,396
                                                --------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 56

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Producer Manufacturing (10.4%):
      45    Caterpillar, Inc. ................  $  2,505
      70    Emerson Electric Co. .............     3,577
     550    General Electric Co. .............    15,773
      60    Illinois Tool Works, Inc. ........     3,951
      35    Johnson Controls, Inc. ...........     2,996
      65    Minnesota Mining & Manufacturing
              Co. ............................     8,384
     100    Pitney Bowes, Inc. ...............     3,841
     100    United Technologies Corp. ........     7,083
                                                --------
                                                  48,110
                                                --------
Retail Trade (7.0%):
     100    Albertson's, Inc. ................     1,920
     150    Home Depot, Inc. .................     4,968
     100    Limited Brands, Inc. .............     1,550
      75    Sherwin-Williams Co. .............     2,016
      75    Target Corp. .....................     2,838
     285    Wal-Mart Stores, Inc. ............    15,296
     130    Walgreen Co. .....................     3,913
                                                --------
                                                  32,501
                                                --------
Technology Services (3.1%):
      75    Automatic Data Processing,
              Inc. ...........................     2,540
     130    International Business Machines
              Corp. ..........................    10,724
      50    Microsoft Corp. ..................     1,281
                                                --------
                                                  14,545
                                                --------
Transportation (0.7%):
      70    Canadian National Railway Co. ....     3,378
                                                --------
Utilities (2.7%):
      75    American Electric Power Co.,
              Inc. ...........................     2,237
      50    Dominion Resources, Inc. .........     3,214
      75    Entergy Corp. ....................     3,959
      85    Pinnacle West Capital Corp. ......     3,183
                                                --------
                                                  12,593
                                                --------
  Total Common Stocks                            435,889
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
PREFERRED STOCKS (0.6%):
Finance (0.6%):
      40    St. Paul Cos., Inc. ..............  $  2,769
                                                --------
  Total Preferred Stocks                           2,769
                                                --------
CONVERTIBLE BONDS (1.3%):
Consumer Services (1.3%):
 $ 2,500    Liberty Media Corp., Series A,
              3.25%, 3/15/31..................     2,613
      40    Tribune Co., 2.00%, 5/15/29.......     3,360
                                                --------
  Total Convertible Bonds                          5,973
                                                --------
CONVERTIBLE PREFERRED STOCKS (3.2%):
Commercial Services (0.3%):
      65    Electronic Data Systems, Inc.,
              7.63%...........................     1,433
                                                --------
Communications (0.4%):
      35    Alltel Corp., 7.75%...............     1,741
                                                --------
Consumer Durables (0.5%):
     100    General Motors, Series B, 5.25%...     2,240
                                                --------
Electronic Technology (0.5%):
      75    Motorola, Inc., 7.00%.............     2,445
                                                --------
Finance (0.9%):
      70    Prudential Financial, Inc.,
              6.75%...........................     3,917
                                                --------
Process Industries (0.6%):
      65    Temple-Inland, Inc., 7.50%........     2,889
                                                --------
  Total Convertible Preferred Stocks              14,665
                                                --------
INVESTMENT COMPANIES (0.9%):
   4,366    One Group Prime Money Market Fund,
              Class I (b).....................     4,366
                                                --------
  Total Investment Companies                       4,366
                                                --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (3.1%):
 $14,594    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............    14,594
                                                --------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             14,594
                                                --------
Total (Cost $282,018) (a)                       $478,256
                                                ========

------------

Percentages indicated are based on net assets of $463,338.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $201,071
                   Unrealized depreciation......................    (4,833)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $196,238
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS (97.9%):
Commercial Services (0.8%):
     202    Omnicom Group, Inc. ............  $   14,450
                                              ----------
Communications (3.5%):
      75    AT&T Corp. .....................       1,437
     511    BellSouth Corp. ................      13,620
     258    CenturyTel, Inc. ...............       8,988
     835    SBC Communications, Inc. .......      21,330
     434    Verizon Communications..........      17,111
                                              ----------
                                                  62,486
                                              ----------
Consumer Durables (1.0%):
      85    Electronic Arts, Inc. (b).......       6,300
     296    General Motors Corp. ...........      10,668
                                              ----------
                                                  16,968
                                              ----------
Consumer Non-Durables (5.3%):
     733    Altria Group, Inc. .............      33,308
     699    Coca-Cola Co. ..................      32,458
     299    Jones Apparel Group, Inc. (b)...       8,740
     163    Proctor & Gamble Co. ...........      14,574
     547    Tyson Foods, Inc., Class A......       5,804
                                              ----------
                                                  94,884
                                              ----------
Consumer Services (6.7%):
   1,272    AOL Time Warner, Inc. (b).......      20,464
     522    Brinker International, Inc.
              (b)...........................      18,811
     261    Clear Channel Communications,
              Inc. (b)......................      11,074
     125    Comcast Corp., Class A (b)......       3,760
     352    Comcast Corp., Special Class A
              (b)...........................      10,154
     677    Viacom, Inc., Class B (b).......      29,567
     480    Walt Disney Co. ................       9,479
     539    Yum! Brands, Inc. (b)...........      15,936
                                              ----------
                                                 119,245
                                              ----------
Distribution Services (3.3%):
     290    AmerisourceBergen Corp. ........      20,080
     419    Andrx Corp. (b).................       8,344
     450    McKesson Corp. .................      16,092
     472    Sysco Corp. ....................      14,167
                                              ----------
                                                  58,683
                                              ----------
Electronic Technology (7.3%):
   1,265    Cisco Systems, Inc. (b).........      21,114
     450    Comverse Technology, Inc. (b)...       6,760
     253    Cymer, Inc. (b).................       7,991
     489    Dell Computer Corp. (b).........      15,643
     173    Diebold, Inc. ..................       7,495
   1,595    Intel Corp. ....................      33,141
     243    Linear Technology Corp. ........       7,820
   1,401    Motorola, Inc. .................      13,210

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
      67    Northrop Grumman Corp. .........  $    5,788
     298    Qualcomm, Inc. .................      10,642
                                              ----------
                                                 129,604
                                              ----------
Energy Minerals (4.7%):
     119    Devon Energy Corp. .............       6,362
   1,481    Exxon Mobil Corp. ..............      53,195
     301    Murphy Oil Corp. ...............      15,806
     458    Suncor Energy, Inc. ............       8,581
                                              ----------
                                                  83,944
                                              ----------
Finance (21.9%):
     671    American International Group,
              Inc. .........................      37,039
     449    Bank of America Corp. ..........      35,518
     360    Charter One Financial, Inc. ....      11,219
   1,345    Citigroup, Inc. ................      57,571
     776    Freddie Mac.....................      39,420
     281    Hartford Financial Services
              Group, Inc. ..................      14,153
   1,027    JP Morgan Chase & Co. ..........      35,104
     399    Marsh & McLennan Cos............      20,367
   1,360    MBNA Corp. .....................      28,337
     448    Morgan Stanley Dean Witter &
              Co. ..........................      19,168
     410    North Fork Bancorp, Inc. .......      13,959
   1,149    U.S. Bancorp....................      28,159
     655    Washington Mutual, Inc. ........      27,058
     478    Wells Fargo & Co. ..............      24,071
                                              ----------
                                                 391,143
                                              ----------
Health Services (0.8%):
     175    AdvancePCS (b)..................       6,694
     284    Caremark Rx, Inc. (b)...........       7,293
                                              ----------
                                                  13,987
                                              ----------
Health Technology (11.4%):
     365    Amgen, Inc. (b).................      24,275
     892    Bristol-Myers Squibb Co. .......      24,213
     215    Charles River Laboratories
              International, Inc. (b).......       6,920
     466    Medtronic, Inc. ................      22,338
     461    Merck & Co., Inc. ..............      27,941
   1,912    Pfizer, Inc. ...................      65,287
     858    Protein Design Labs, Inc. (b)...      11,994
     463    Wyeth...........................      21,100
                                              ----------
                                                 204,068
                                              ----------
Industrial Services (1.0%):
     164    Cooper Cameron Corp. (b)........       8,256
     238    Weatherford International Ltd.
              (b)...........................       9,975
                                              ----------
                                                  18,231
                                              ----------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 58

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Non-Energy Minerals (0.9%):
     600    Alcoa, Inc. ....................  $   15,296
                                              ----------
Process Industries (1.4%):
     247    Cabot Corp. ....................       7,089
     245    Sigma-Aldrich Corp. ............      13,267
     116    Temple-Inland, Inc. ............       4,981
                                              ----------
                                                  25,337
                                              ----------
Producer Manufacturing (10.7%):
     347    Crane Co. ......................       7,863
     147    Danaher Corp. ..................       9,999
      92    Eaton Corp. ....................       7,223
   1,789    General Electric Co. ...........      51,299
     529    Honeywell International,
              Inc. .........................      14,207
     232    Johnson Controls, Inc. .........      19,861
     261    Lear Corp. (b)..................      12,029
     184    Minnesota Mining & Manufacturing
              Co. ..........................      23,704
     209    Pentair, Inc. ..................       8,153
     289    Pitney Bowes, Inc. .............      11,081
     172    SPX Corp. (b)...................       7,594
     905    Tyco International Ltd. ........      17,177
                                              ----------
                                                 190,190
                                              ----------
Retail Trade (5.7%):
     258    Bed Bath & Beyond, Inc. (b).....      10,021
     505    Home Depot, Inc. ...............      16,725
     357    Target Corp. ...................      13,496
     847    Wal-Mart Stores, Inc. ..........      45,472
     519    Walgreen Co. ...................      15,608
                                              ----------
                                                 101,322
                                              ----------
Technology Services (6.8%):
     347    International Business Machines
              Corp. ........................      28,651
   2,542    Microsoft Corp. ................      65,111

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
     413    Network Associates, Inc. (b)....  $    5,241
     892    Oracle Corp. (b)................      10,719
     382    Paychex, Inc. ..................      11,184
                                              ----------
                                                 120,906
                                              ----------
Transportation (1.3%):
     137    Canadian National Railway
              Co. ..........................       6,605
     270    United Parcel Service, Inc.,
              Class B.......................      17,207
                                              ----------
                                                  23,812
                                              ----------
Utilities (3.4%):
     372    Energy East Corp. ..............       7,727
     327    FPL Group, Inc. ................      21,869
     230    Kinder Morgan, Inc. ............      12,585
     504    Pinnacle West Capital Corp. ....      18,858
                                              ----------
                                                  61,039
                                              ----------
  Total Common Stocks                          1,745,595
                                              ----------
INVESTMENT COMPANIES (2.3%):
  41,619    One Group Prime Money Market
              Fund, Class I (c).............      41,619
                                              ----------
  Total Investment Companies                      41,619
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (3.0%):
 $53,984    Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending)..........      53,984
                                              ----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             53,984
                                              ----------
Total (Cost $1,745,654) (a)                   $1,841,198
                                              ==========

------------

Percentages indicated are based on net assets of $1,783,633.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 288,056
                   Unrealized depreciation......................   (192,512)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $  95,544
                                                                  =========

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
ASSET BACKED SECURITIES (2.1%):
 $   461    Contimortgage Home Equity Loan
              Trust, Series 98-1, Class A6,
              6.58%, 12/15/18.................  $    466
     534    CS First Boston Mortgage
              Securities Corp., Series 02-HE4,
              Class AF, 5.51%, 8/25/32........       572
     316    EQCC Home Equity Loan Trust,
              Series 98-2, Class A6F, 6.16%,
              4/15/08.........................       325
     106    EQCC Home Equity Loan Trust,
              Series 97-2, Class A7, 6.89%,
              2/15/20.........................       108
     236    EQCC Home Equity Loan Trust,
              Series 98-2, Class A4F, 6.33%,
              1/15/22.........................       239
     281    Fleetwood Credit Corp., Grantor
              Trust, Series 97-B, Class A,
              6.40%, 5/15/13..................       289
     131    Green Tree Recreational, Equipment
              and Consulting, Series 97-D,
              Class A1, 6.90%, 3/15/29........       132
   1,092    Harley-Davidson Eaglemark
              Motorcycle Trust, Series 00-1,
              Class A2, 7.14%, 3/15/06........     1,114
   1,934    Household Automotive Trust, Series
              00-1, Class A4, 7.48%,
              12/18/06........................     1,997
      54    Key Auto Finance Trust, Series
              99-1 Class A4, 5.83%, 1/15/07...        54
      73    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.03%,
              4/25/08.........................        73
     146    The Money Store Home Equity Trust,
              Series 96-B, Class A8, 7.91%,
              5/15/24.........................       146
     400    The Money Store Home Equity Trust,
              Series 96-A, Class A8, 7.66%,
              8/15/26.........................       400
   1,169    Union Acceptance Corp., Series
              98-B, Class A5, 6.02%, 1/9/06...     1,171
                                                --------
  Total Asset Backed Securities                    7,086
                                                --------
COLLATERIZED MORTGAGE OBLIGATIONS (0.4%):
     192    Residential Funding Mortgage
              Securities, Series 96-S3, Class
              A5, 7.25%, 1/25/26..............       192
     442    Vendee Mortgage Trust, Series
              03-1, Class B, 5.75%,
              12/15/20........................       462

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COLLATERIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   350    WFS Financial Owner Trust, Series
              03-1, Class A3, 2.03%,
              8/20/07.........................  $    354
     500    WFS Financial Owner Trust, Series
              03-2 Class A4, 2.41%,
              12/20/10........................       503
                                                --------
  Total Collaterized Mortgage Obligations          1,511
                                                --------
COMMON STOCKS (60.6%):
Commercial Services (0.5%):
      24    Omnicom Group, Inc. ..............     1,704
                                                --------
Communications (2.2%):
       9    AT&T Corp. .......................       174
      60    BellSouth Corp. ..................     1,606
      30    CenturyTel, Inc. .................     1,059
      98    SBC Communications, Inc. .........     2,515
      51    Verizon Communications............     2,017
                                                --------
                                                   7,371
                                                --------
Consumer Durables (0.6%):
      10    Electronic Arts, Inc. (b).........       743
      35    General Motors Corp. .............     1,258
                                                --------
                                                   2,001
                                                --------
Consumer Non-Durables (3.3%):
      86    Altria Group, Inc. ...............     3,927
      82    Coca-Cola Co. ....................     3,827
      35    Jones Apparel Group, Inc. (b).....     1,031
      19    Proctor & Gamble Co. .............     1,719
      64    Tyson Foods, Inc., Class A........       685
                                                --------
                                                  11,189
                                                --------
Consumer Services (4.1%):
     150    AOL Time Warner, Inc. (b).........     2,413
      62    Brinker International, Inc. (b)...     2,218
      31    Clear Channel Communications, Inc.
              (b).............................     1,306
      15    Comcast Corp., Class A (b)........       441
      42    Comcast Corp., Special Class A
              (b).............................     1,197
      80    Viacom, Inc., Class B (b).........     3,486
      57    Walt Disney Co. ..................     1,118
      64    Yum! Brands, Inc. (b).............     1,880
                                                --------
                                                  14,059
                                                --------
Distribution Services (2.0%):
      34    AmerisourceBergen Corp. ..........     2,368
      49    Andrx Corp. (b)...................       984
      53    McKesson Corp. ...................     1,898
      56    Sysco Corp. ......................     1,671
                                                --------
                                                   6,921
                                                --------
Electronic Technology (4.5%):
     149    Cisco Systems, Inc. (b)...........     2,490
      53    Comverse Technology, Inc. (b).....       797

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 60

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
 $    30    Cymer, Inc. (b)...................  $    942
      58    Dell Computer Corp. (b)...........     1,845
      20    Diebold, Inc. ....................       884
     188    Intel Corp. ......................     3,909
      29    Linear Technology Corp. ..........       922
     165    Motorola, Inc. ...................     1,558
       8    Northrop Grumman Corp. ...........       683
      35    Qualcomm, Inc. ...................     1,255
                                                --------
                                                  15,285
                                                --------
Energy Minerals (2.9%):
      14    Devon Energy Corp. ...............       750
     175    Exxon Mobil Corp. ................     6,273
      35    Murphy Oil Corp. .................     1,864
      54    Suncor Energy, Inc. ..............     1,011
                                                --------
                                                   9,898
                                                --------
Finance (13.7%):
      79    American International Group,
              Inc. ...........................     4,367
      53    Bank of America Corp. ............     4,187
      42    Charter One Financial, Inc. ......     1,323
     159    Citigroup, Inc. ..................     6,788
      92    Freddie Mac.......................     4,650
      33    Hartford Financial Services Group,
              Inc. ...........................     1,668
     121    JP Morgan Chase & Co. ............     4,141
      47    Marsh & McLennan Cos..............     2,400
     160    MBNA Corp. .......................     3,342
      53    Morgan Stanley Dean Witter &
              Co. ............................     2,260
      48    North Fork Bancorp, Inc. .........     1,647
     136    U.S. Bancorp......................     3,321
      77    Washington Mutual, Inc. ..........     3,192
      56    Wells Fargo & Co. ................     2,838
                                                --------
                                                  46,124
                                                --------
Health Services (0.5%):
      21    AdvancePCS (b)....................       789
      34    Caremark Rx, Inc. (b).............       861
                                                --------
                                                   1,650
                                                --------
Health Technology (7.1%):
      43    Amgen, Inc. (b)...................     2,862
     105    Bristol-Myers Squibb Co. .........     2,856
      25    Charles River Laboratories
              International, Inc. (b).........       816
      55    Medtronic, Inc. ..................     2,634
      54    Merck & Co., Inc. ................     3,295
     225    Pfizer, Inc. .....................     7,700
     101    Protein Design Labs, Inc. (b).....     1,415
      55    Wyeth.............................     2,488
                                                --------
                                                  24,066
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Industrial Services (0.6%):
 $    19    Cooper Cameron Corp. (b)..........  $    974
      28    Weatherford International Ltd.
              (b).............................     1,176
                                                --------
                                                   2,150
                                                --------
Non-Energy Minerals (0.5%):
      71    Alcoa, Inc. ......................     1,803
                                                --------
Process Industries (0.9%):
      29    Cabot Corp. ......................       836
      29    Sigma-Aldrich Corp. ..............     1,565
      14    Temple-Inland, Inc. ..............       588
                                                --------
                                                   2,989
                                                --------
Producer Manufacturing (6.6%):
      41    Crane Co. ........................       927
      17    Danaher Corp. ....................     1,179
      11    Eaton Corp. ......................       851
     211    General Electric Co. .............     6,050
      62    Honeywell International, Inc. ....     1,676
      27    Johnson Controls, Inc. ...........     2,343
      31    Lear Corp. (b)....................     1,419
      22    Minnesota Mining & Manufacturing
              Co. ............................     2,796
      25    Pentair, Inc. ....................       961
      34    Pitney Bowes, Inc. ...............     1,307
      20    SPX Corp. (b).....................       895
     107    Tyco International Ltd. ..........     2,026
                                                --------
                                                  22,430
                                                --------
Retail Trade (3.5%):
      30    Bed Bath & Beyond, Inc. (b).......     1,181
      60    Home Depot, Inc. .................     1,972
      42    Target Corp. .....................     1,591
     100    Wal-Mart Stores, Inc. ............     5,362
      61    Walgreen Co. .....................     1,840
                                                --------
                                                  11,946
                                                --------
Technology Services (4.2%):
      41    International Business Machines
              Corp. ..........................     3,378
     300    Microsoft Corp. ..................     7,678
      49    Network Associates, Inc. (b)......       618
     105    Oracle Corp. (b)..................     1,264
      45    Paychex, Inc. ....................     1,319
                                                --------
                                                  14,257
                                                --------
Transportation (0.8%):
      16    Canadian National Railway Co. ....       779
      32    United Parcel Service, Inc., Class
              B...............................     2,029
                                                --------
                                                   2,808
                                                --------
Utilities (2.1%):
      44    Energy East Corp. ................       911
      39    FPL Group, Inc. ..................     2,580

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
 $    27    Kinder Morgan, Inc. ..............  $  1,484
      59    Pinnacle West Capital Corp. ......     2,224
                                                --------
                                                   7,199
                                                --------
  Total Common Stocks                            205,850
                                                --------
CORPORATE BONDS (12.4%):
Consumer Durables (0.7%):
 $ 1,200    DaimlerChrysler NA Holdings Corp.,
              7.20%, 9/1/09...................     1,366
   1,000    General Motors Corp., 7.20%,
              1/15/11.........................     1,009
     120    Hanson Australia Funding, 5.25%,
              3/15/13.........................       123
                                                --------
                                                   2,498
                                                --------
Consumer Services (0.7%):
     300    Comcast Cable Communications,
              8.38%, 5/1/07...................       354
     300    Cox Communications, Inc., 7.75%,
              11/1/10.........................       367
     150    Cox Communications, Inc., 4.63%,
              6/1/13..........................       151
     120    PHH Corp., 7.13%, 3/1/13..........       136
   1,050    Time Warner, Inc., 9.13%,
              1/15/13.........................     1,348
                                                --------
                                                   2,356
                                                --------
Energy Minerals (0.5%):
   1,250    Occidental Petroleum Corp., 9.25%,
              8/1/19..........................     1,780
                                                --------
Finance (6.8%):
     800    Bank of America Corp., 7.80%,
              2/15/10.........................       988
     500    Boeing Capital Corp., 7.10%,
              9/27/05.........................       552
     150    Branch Banking & Trust, 4.88%,
              1/15/13.........................       159
   1,000    Capital One Auto Finance Trust,
              3.44%, 6/15/09..................     1,040
     750    Capital One Bank Co., 6.88%,
              2/1/06..........................       805
     450    CIT Group, Inc., 6.50%, 2/7/06....       492
     800    Citigroup Inc., 7.25%, 10/1/10....       971
   1,600    Credit Suisse First Boston USA,
              Inc., 6.50%, 1/15/12............     1,839
     250    Dow Capital BV, 8.50%, 6/8/10,
              Putable 6/8/05 @ 100............       303
   2,200    First Hawaiian, Inc., Series A,
              6.93%, 12/1/03..................     2,252
     440    Fleet Financial Group, 7.38%,
              12/1/09.........................       529

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Finance, continued:
 $ 1,800    Ford Motor Credit Co., 7.38%,
              2/1/11..........................  $  1,864
     500    General Electric Capital Corp.,
              8.63%, 6/15/08..................       626
     550    General Electric Capital Corp.,
              5.88%, 2/15/12..................       616
   1,000    GMAC, 7.25%, 3/2/11...............     1,028
   2,000    Goldman Sachs Group, Inc., 7.20%,
              3/1/07..........................     2,285
   1,500    Household Finance Corp., 8.00%,
              7/15/10.........................     1,863
     580    JP Morgan & Co., 6.25%, 1/15/09...       659
     450    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12..................       528
   1,300    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11.............     1,523
     750    National Rural Utilities, 6.00%,
              5/15/06.........................       834
     250    News America, Inc., 6.75%,
              1/9/38..........................       278
     600    Nynex Capital Funding, 8.23%,
              10/15/09........................       742
     100    Popular North America, Inc.,
              4.25%, 4/1/08...................       104
                                                --------
                                                  22,880
                                                --------
Governments (Foreign) (0.1%):
     200    United Mexican States, 4.63%,
              10/8/08.........................       204
      90    United Mexican States, 6.38%,
              1/16/13.........................        96
                                                --------
                                                     300
                                                --------
Producer Manufacturing (0.0%):
     150    Pitney Bowes, Inc., 3.88%,
              6/15/13.........................       147
                                                --------
Retail Trade (0.5%):
     800    Albertson's, Inc., 6.95%,
              8/1/09..........................       923
     700    Kroger Co., 8.05%, 2/1/10.........       845
                                                --------
                                                   1,768
                                                --------
Telecommunications (0.3%):
     180    British Telecom, 8.38%,
              12/15/10........................       228
     140    Deutsche Telekom, 8.50%, 6/15/10..       172
      60    France Telecom, 9.25%, 3/1/11.....        76
     500    Sprint Capital Corp., 6.00%,
              1/15/07.........................       538
                                                --------
                                                   1,014
                                                --------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 62

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Transportation (0.9%):
 $   130    Continental Airlines, Inc., 7.06%,
              9/15/09.........................  $    129
     350    Norfolk Southern Corp., 7.05%,
              5/1/37..........................       409
   1,400    Union Pacific Corp., 6.65%,
              1/15/11.........................     1,631
     982    United Airlines, 7.19%, 4/1/11
              (d).............................       839
                                                --------
                                                   3,008
                                                --------
Utilities (1.9%):
     545    American Electric Power Co., Inc.,
              6.13%, 5/15/06..................       598
     375    Columbia Gas System, 6.80%,
              11/28/05........................       412
     200    Constellation Energy Group, 6.35%,
              4/1/07..........................       224
     350    Dominion Resources, Inc., 6.25%,
              6/30/12.........................       397
     400    DTE Energy Co., 6.65%, 4/15/09....       461
   1,100    Exelon Corp., 6.75%, 5/1/11.......     1,275
   2,500    Hydro Quebec, 6.52%, 2/23/06......     2,800
     235    PSEG Power, 7.75%, 4/15/11........       281
                                                --------
                                                   6,448
                                                --------
  Total Corporate Bonds                           42,199
                                                --------
U.S. GOVERNMENT AGENCY SECURITIES (0.5%):
Fannie Mae (0.5%):
   1,350    6.25%, 2/1/11.....................     1,559
                                                --------
  Total U.S. Government Agency Securities          1,559
                                                --------
U.S. GOVERNMENT AGENCY MORTGAGES (13.9%):
Fannie Mae (6.1%):
   2,799    7.24%, 10/1/03, Pool #73712.......     2,809
     116    8.15%, 4/25/06, Series 91-37,
              Class H.........................       121
   1,044    6.94%, 12/1/06, Pool #73798.......     1,175
      87    7.00%, 9/1/07, Pool #185265.......        92
     841    6.79%, 11/1/07, Pool #313832......       948
   1,233    6.53%, 12/1/07, Pool #375568......     1,401
     700    6.25%, 7/25/08, Series 93-135,
              Class PG........................       741
     563    8.30%, 10/25/08, Series 93-197,
              Class SC, IF*...................       584
     246    7.50%, 8/1/09, Pool #292020.......       263
     173    6.50%, 5/1/11, Pool #337195.......       183
   1,200    7.00%, 7/18/12, Series 97-42,
              Class PG........................     1,353
     591    6.50%, 4/1/13, Pool #414513.......       625
     280    7.00%, 6/1/13, Pool #427488.......       298
   1,236    6.50%, 6/25/13, Series 94-1, Class
              K...............................     1,298
     725    6.00%, 1/1/14, Pool #440777.......       759

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,000    6.00%, 9/25/14, Series 01-71,
              Class QC........................  $  1,021
   1,388    5.50%, 3/15/15, Series 2368, Class
              OE..............................     1,445
     500    6.00%, 4/25/17, Series 02-24,
              Class AJ........................       542
     363    8.50%, 11/1/18, Pool #313280......       397
     142    8.50%, 1/25/20, Series 90-7, Class
              B...............................       155
      58    9.50%, 4/25/20, Series 90-35,
              Class E.........................        64
     123    7.00%, 7/25/20, Series 90-76,
              Class G.........................       129
     306    8.50%, 9/25/20, Series 90-106,
              Class J.........................       337
      67    8.00%, 7/25/21, Series 91-73,
              Class A.........................        73
     535    7.50%, 7/25/22, Series G92-35,
              Class E.........................       573
     150    7.50%, 10/25/22, Series 92-195,
              Class C.........................       159
     440    8.00%, 11/1/22, Pool #124555......       479
      43    8.00%, 6/1/24, Pool #250085.......        47
      81    8.00%, 6/1/24, Pool #270402.......        88
     126    9.00%, 8/1/24, Pool #250114.......       140
      69    7.00%, 7/1/25, Pool #317252.......        73
     129    6.50%, 2/1/26, Pool #337115.......       135
     223    7.00%, 3/1/26, Pool #365488.......       236
     120    7.00%, 5/1/26, Pool #346269.......       127
      58    7.50%, 5/1/26, Pool #344916.......        62
      56    7.50%, 11/1/26, Pool #363626......        59
     760    6.50%, 12/25/28, Series 98-66,
              Class B.........................       788
     650    5.75%, 6/25/33, Series 03-47,
              Class PE........................       666
                                                --------
                                                  20,445
                                                --------
Freddie Mac (6.0%):
       0    9.00%, 5/1/06, Pool #B0-0282......         0
      24    8.00%, 3/1/08, Pool #E45796.......        25
     500    6.00%, 3/15/09, Series 1708, Class
              E...............................       540
      50    9.00%, 8/1/09, Pool #279063.......        54
     343    8.00%, 10/1/10, Pool #G10518......       365
     133    7.00%, 1/1/12, Pool #E66116.......       142
   1,100    5.75%, 3/15/12, Series 2471, Class
              ED..............................     1,113
     284    6.50%, 3/1/13, Pool #E69466.......       299
     223    6.50%, 6/1/13, Pool #E00552.......       235
     224    7.00%, 6/1/13, Pool #E00554.......       238
     936    6.00%, 4/1/14, Pool #E76469.......       976

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   600    4.75%, 11/15/14, Series 2522,
              Class PB........................  $    613
     850    6.00%, 6/15/15, Series 2391, Class
              DK..............................       868
   1,222    5.00%, 1/15/16, Series 2501, Class
              AG..............................     1,245
   1,000    6.00%, 12/15/16, Series 2394,
              Class MC........................     1,067
     171    8.00%, 6/15/20, Series 50, Class
              I...............................       178
      77    8.50%, 6/15/21, Pool #1087- I.....        81
      75    6.00%, 9/15/21, Series 1136, Class
              H...............................        77
     468    8.00%, 4/15/22, Series 1254, Class
              N...............................       489
   1,486    6.50%, 11/15/22, Pool #1152.......     1,517
   1,757    7.15%, 1/15/23, Pool #1517-I......     1,805
      73    7.00%, 2/15/23, Series 1532, Class
              C...............................        75
     500    6.50%, 5/25/23, Series 32, Class
              PK..............................       529
     776    8.00%, 4/25/24, Series 31, Class
              Z...............................       830
      61    8.00%, 4/1/25, Pool #C00401.......        66
     149    8.00%, 5/1/25, Pool #C80313.......       161
      37    8.00%, 5/1/25, Pool #D60455.......        40
     250    6.50%, 2/1/26, Pool #D68124.......       261
      62    6.50%, 2/1/26, Pool #D68616.......        65
      89    7.00%, 2/1/26, Pool #D69343.......        93
     110    7.50%, 5/1/26, Pool #C00460.......       117
      68    8.50%, 7/1/26, Pool #C00472.......        73
      91    7.50%, 8/1/27, Pool #C00542.......        97
     734    6.00%, 10/15/27, Series 2097,
              Class PX........................       751
   1,000    6.00%, 1/15/28, Series 2136, Class
              PE..............................     1,026
   1,592    8.00%, 11/15/28, Series 2097,
              Class PD........................     1,851
     325    6.50%, 1/15/31, Series 2456, Class
              CH..............................       337
     500    6.50%, 5/15/32, Series 2455, Class
              GK..............................       541
     300    6.50%, 6/15/32, Series 2457, Class
              PE..............................       324
   1,127    6.50%, 2/25/43, Series T-54, Class
              2A..............................     1,212
                                                --------
                                                  20,376
                                                --------
Government National Mortgage Assoc. (1.8%):
      52    7.50%, 8/15/07, Pool #329613......        56
     101    6.50%, 7/15/08, Pool #349693......       107

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    64    7.00%, 7/15/08, Pool #326444......  $     69
     500    7.00%, 7/15/08, Pool #348872......       538
      12    6.50%, 3/15/09, Pool #367398......        13
     315    6.50%, 5/15/09, Pool #366779......       335
     211    5.50%, 4/20/11, Pool #2222........       223
       4    13.50%, 5/15/11, Pool #047241.....         5
     791    6.50%, 9/15/13, Pool #468228......       840
       8    12.00%, 3/15/14, Pool #109220.....         9
       3    13.50%, 9/15/14, Pool #119582.....         4
      15    8.00%, 4/15/17, Pool #192100......        17
      24    10.00%, 7/15/18, Pool #248404.....        27
       8    8.00%, 5/15/22, Pool #329176......         9
     332    8.50%, 6/15/22, Pool #323423......       364
     202    8.50%, 12/15/22, Pool #780708.....       222
      29    6.50%, 1/15/24, Pool #376656......        31
     230    7.00%, 4/15/24, Pool #355120......       244
      35    8.00%, 4/15/24, Pool #376038......        38
      71    8.00%, 8/15/24, Pool #394024......        77
     165    7.50%, 6/15/25, Pool #401860......       176
     251    7.00%, 8/15/25, Pool #413007......       266
     382    8.50%, 9/20/25, Pool #412336......       413
     350    5.00%, 10/20/25, Series 02-69,
              Class BH........................       354
     285    6.50%, 4/15/26, Pool #416192......       300
     335    6.50%, 4/15/26, Pool #424185......       352
     179    7.00%, 5/15/26, Pool #375344......       190
      34    7.50%, 5/15/26, Pool #375345......        37
     138    7.50%, 5/15/26, Pool #408313......       147
      43    8.00%, 5/15/26, Pool #426783......        46
      87    8.50%, 1/15/27, Pool #432266......        95
     134    8.00%, 9/15/27, Pool #451932......       145
     297    6.50%, 3/15/28, Pool #430634......       312
     181    8.00%, 7/20/28, Pool #2619........       194
                                                --------
                                                   6,255
                                                --------
  Total U.S. Government Agency Mortgages          47,076
                                                --------
U.S. TREASURY OBLIGATIONS (8.7%):
U.S. Treasury Bonds (3.4%):
   4,000    10.38%, 11/15/12..................     5,330
   4,700    7.25%, 5/15/16....................     6,251
                                                --------
                                                  11,581
                                                --------
U.S. Treasury Inflation Protected Bonds (1.2%):
   3,200    3.88%, 1/15/09....................     4,109
                                                --------
U.S. Treasury Notes (1.5%):
   2,500    6.50%, 8/15/05....................     2,771
   2,000    6.50%, 2/15/10....................     2,427
                                                --------
                                                   5,198
                                                --------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 64

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (2.6%):
 $ 2,500    5/15/10...........................  $  2,011
  11,000    5/15/15...........................     6,700
                                                --------
                                                   8,711
                                                --------
  Total U.S. Treasury Obligations                 29,599
                                                --------
INVESTMENT COMPANIES (1.3%):
   4,417    One Group Prime Money Market Fund,
              Class I (c).....................     4,417
                                                --------
  Total Investment Companies                       4,417
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (8.3%):
 $28,196    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............  $ 28,196
                                                --------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             28,196
                                                --------
Total (Cost $345,101) (a)                       $367,493
                                                ========

------------

Percentages indicated are based on net assets of $339,797.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 42,107
                   Unrealized depreciation......................   (19,715)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 22,392
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Defaulted security.

 * The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2003.

Amounts shown as 0 rounded to less than 1,000.

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS (99.3%):
Commercial Services (0.6%):
      16    Deluxe Corp. ..................  $      715
      41    Equifax, Inc. .................       1,057
      55    McGraw-Hill Cos., Inc. ........       3,412
      32    Monster Worldwide, Inc. (b)....         637
      43    Moody's Corp. .................       2,256
      54    Omnicom Group, Inc. ...........       3,899
      33    R.R. Donnelley & Sons Co. .....         855
      49    Robert Half International, Inc.
              (b)..........................         930
      41    Sabre Group Holdings, Inc. ....       1,019
                                             ----------
                                                 14,780
                                             ----------
Communications (3.9%):
      90    Alltel Corp. ..................       4,331
     227    AT&T Corp. ....................       4,367
     783    AT&T Wireless Services, Inc.
              (b)..........................       6,424
     533    BellSouth Corp. ...............      14,192
      41    CenturyTel, Inc. ..............       1,439
      82    Citizens Communications Co.
              (b)..........................       1,054
     297    Nextel Communications, Inc.,
              Class A (b)..................       5,363
     489    Qwest Communications
              International, Inc. (b)......       2,338
     959    SBC Communications, Inc. ......      24,495
     259    Sprint Corp., FON Group........       3,736
     295    Sprint Corp., PCS Group (b)....       1,698
     794    Verizon Communications.........      31,308
                                             ----------
                                                100,745
                                             ----------
Consumer Durables (1.5%):
      22    Black & Decker Corp. ..........         973
      26    Brunswick Corp. ...............         652
      18    Centex Corp. ..................       1,397
      21    Cooper Tire & Rubber Co. ......         373
      83    Eastman Kodak Co. .............       2,261
      42    Electronic Arts, Inc. (b)......       3,109
     528    Ford Motor Co. ................       5,804
      42    Fortune Brands, Inc. ..........       2,189
     162    General Motors Corp. ..........       5,824
      51    Goodyear Tire & Rubber Co. ....         266
      87    Harley-Davidson, Inc. .........       3,477
      50    Hasbro, Inc. ..................         874
      14    KB Home........................         851
      56    Leggett & Platt, Inc. .........       1,141
     127    Mattel, Inc. ..................       2,400
      23    Maytag Corp. ..................         552
      79    Newell Rubbermaid, Inc. .......       2,215
      18    Pulte Corp. ...................       1,087
      17    Snap-On, Inc. .................         487
      25    Stanley Works..................         680

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Durables, continued:
      17    Tupperware Corp. ..............  $      242
      20    Whirlpool Corp. ...............       1,261
                                             ----------
                                                 38,115
                                             ----------
Consumer Non-Durables (8.0%):
      10    Adolph Coors Co., Class B......         514
      17    Alberto-Culver Co., Class B....         865
     584    Altria Group, Inc. ............      26,549
      19    American Greetings Corp., Class
              A (b)........................         374
     241    Anheuser-Busch Co., Inc. ......      12,290
      68    Avon Products, Inc. ...........       4,215
      17    Brown-Forman Corp., Class B....       1,367
     118    Campbell Soup Co. .............       2,902
      49    Cintas Corp. ..................       1,743
      63    Clorox Co. ....................       2,667
     711    Coca-Cola Co. .................      32,987
     130    Coca-Cola Enterprises, Inc. ...       2,368
     155    Colgate Palmolive Co. .........       8,997
     155    ConAgra Foods, Inc. ...........       3,657
     107    General Mills, Inc. ...........       5,056
     295    Gillette Co. ..................       9,388
     101    H.J. Heinz Co. ................       3,344
      38    Hershey Foods Corp. ...........       2,637
      27    International Flavors &
              Fragrances, Inc. ............         865
      37    Jones Apparel Group, Inc.
              (b)..........................       1,080
     117    Kellogg Co. ...................       4,032
     147    Kimberly-Clark Corp. ..........       7,654
      31    Liz Claiborne, Inc. ...........       1,092
      40    McCormick & Co., Inc. .........       1,092
      76    Nike, Inc., Class B............       4,074
      79    Pepsi Bottling Group, Inc. ....       1,584
     496    PepsiCo, Inc. .................      22,061
     374    Proctor & Gamble Co. ..........      33,317
      17    Reebok International Ltd.
              (b)..........................         575
      24    RJ Reynolds Tobacco Holdings,
              Inc..........................         905
     224    Sara Lee Corp. ................       4,218
      31    V.F. Corp. ....................       1,059
      65    Wm. Wrigley Jr. Co. ...........       3,652
                                             ----------
                                                209,180
                                             ----------
Consumer Services (5.8%):
   1,298    AOL Time Warner, Inc. (b)......      20,879
      51    Apollo Group, Inc., Class A
              (b)..........................       3,123
     181    Carnival Corp. ................       5,897
     294    Cendant Corp. (b)..............       5,384
     177    Clear Channel Communications,
              Inc. (b).....................       7,512
     649    Comcast Corp., Class A (b).....      19,584
      49    Darden Restaurants, Inc. ......         922

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 66

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
      23    Dow Jones & Co., Inc. .........  $    1,010
      92    eBay, Inc. (b).................       9,544
      78    Gannett Co., Inc. .............       5,953
      52    H & R Block, Inc. .............       2,235
      32    Harrah's Entertainment, Inc.
              (b)..........................       1,274
     109    Hilton Hotels Corp. ...........       1,391
      25    International Game Technologies
              (b)..........................       2,522
     112    Interpublic Group of Cos.,
              Inc. ........................       1,504
      24    Knight-Ridder, Inc. ...........       1,625
      67    Marriott International, Inc.,
              Class A......................       2,571
     367    McDonald's Corp. ..............       8,099
      14    Meredith Corp. ................         631
      44    New York Times Co., Class A....       1,980
     113    Starbucks Corp. (b)............       2,763
      58    Starwood Hotels & Resorts
              Worldwide, Inc. .............       1,655
      89    Tribune Co. ...................       4,306
      66    Univision Communications, Inc.
              (b)..........................       2,011
     507    Viacom, Inc., Class B (b)......      22,123
     590    Walt Disney Co. ...............      11,644
      33    Wendy's International, Inc. ...         948
      84    Yum! Brands, Inc. (b)..........       2,495
                                             ----------
                                                151,585
                                             ----------
Distribution Services (0.9%):
      32    AmerisourceBergen Corp. .......       2,209
     129    Cardinal Health, Inc. .........       8,283
      50    Genuine Parts Co. .............       1,606
      84    McKesson Corp. ................       2,986
      39    SuperValu, Inc. ...............         823
     187    Sysco Corp. ...................       5,631
      26    W.W. Grainger, Inc. ...........       1,236
                                             ----------
                                                 22,774
                                             ----------
Electronic Technology (9.5%):
     231    ADC Telecommunications, Inc.
              (b)..........................         539
     100    Advanced Micro Devices, Inc.
              (b)..........................         640
     136    Agilent Technologies, Inc.
              (b)..........................       2,659
     110    Altera Corp. (b)...............       1,812
     105    Analog Devices, Inc. (b).......       3,670
      28    Andrew Corp. (b)...............         261
     105    Apple Computer, Inc. (b).......       2,017
     478    Applied Materials, Inc. (b)....       7,585
      88    Applied Micro Circuits Corp.
              (b)..........................         531
     110    Avaya, Inc. (b)................         711
      34    B. F. Goodrich Co. ............         712
     243    Boeing Co. ....................       8,326
      81    Broadcom Corp., Class A (b)....       2,013
     136    CIENA Corp. (b)................         705
   2,025    Cisco Systems, Inc. (b)........      33,802

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
      54    Comverse Technology, Inc.
              (b)..........................  $      816
     365    Corning, Inc. (b)..............       2,699
     741    Dell Computer Corp. (b)........      23,685
     631    EMC Corp. (b)..................       6,607
      94    Gateway, Inc. (b)..............         341
      57    General Dynamics Corp. ........       4,129
     881    Hewlett-Packard Co. ...........      18,761
   1,885    Intel Corp. ...................      39,186
      57    Jabil Circuit, Inc. (b)........       1,267
     413    JDS Uniphase Corp. (b).........       1,449
      55    KLA-Tencor Corp. (b)...........       2,553
      37    Lexmark International, Inc.,
              Class A (b)..................       2,604
      90    Linear Technology Corp. .......       2,909
     130    Lockheed Martin Corp. .........       6,178
     108    LSI Logic Corp. (b)............         767
   1,194    Lucent Technologies, Inc.
              (b)..........................       2,423
      94    Maxim Integrated Products,
              Inc. ........................       3,203
     176    Micron Technology, Inc. (b)....       2,043
     668    Motorola, Inc. ................       6,301
      53    National Semiconductor Corp.
              (b)..........................       1,038
      28    NCR Corp. (b)..................         705
      98    Network Appliance, Inc. (b)....       1,587
      53    Northrop Grumman Corp. ........       4,554
      43    Novellus Systems, Inc. (b).....       1,584
      46    NVIDIA Corp. (b)...............       1,056
      49    PMC -- Sierra, Inc. (b)........         572
      27    Qlogic Corp. (b)...............       1,309
     228    Qualcomm, Inc. ................       8,143
     118    Raytheon Co. ..................       3,890
      51    Rockwell Collins...............       1,265
      53    Rockwell International
              Corp. .......................       1,275
     147    Sanmina Corp. (b)..............         929
      43    Scientific Atlanta, Inc. ......       1,025
     239    Solectron Corp. (b)............         896
     932    Sun Microsystems, Inc. (b).....       4,287
      67    Symbol Technologies, Inc. .....         866
      24    Tektronix, Inc. (b)............         529
     119    Tellabs, Inc. (b)..............         782
      53    Teradyne, Inc. (b).............         924
     499    Texas Instruments, Inc. .......       8,782
      47    Thermo Electron Corp. (b)......         981
      36    Waters Corp. (b)...............       1,044
     236    Xerox Corp. (b)................       2,501
      97    Xilinx, Inc. (b)...............       2,464
                                             ----------
                                                246,892
                                             ----------
Energy Minerals (4.9%):
      26    Amerada Hess Corp. ............       1,276
      72    Anadarko Petroleum Corp. ......       3,201
      47    Apache Corp. ..................       3,034

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
      20    Ashland, Inc. .................  $      604
      58    Burlington Resources, Inc. ....       3,133
     308    ChevronTexaco Corp. ...........      22,257
     196    ConocoPhillips.................      10,733
      67    Devon Energy Corp. ............       3,556
      33    EOG Resources, Inc. ...........       1,383
   1,927    Exxon Mobil Corp. .............      69,211
      29    Kerr-McGee Corp. ..............       1,304
      89    Marathon Oil Corp. ............       2,356
     109    Occidental Petroleum Corp. ....       3,672
      22    Sunoco, Inc. ..................         835
      74    Unocal Corp. ..................       2,136
                                             ----------
                                                128,691
                                             ----------
Finance (20.2%):
      76    ACE Ltd. ......................       2,619
     148    AFLAC, Inc. ...................       4,555
     203    Allstate Corp. ................       7,241
      31    AMBAC Financial Group, Inc. ...       2,031
     374    American Express Co. ..........      15,647
     753    American International Group,
              Inc. ........................      41,532
     101    AmSouth Bancorp................       2,213
      90    Aon Corp. .....................       2,169
      27    Apartment Investment &
              Management Co. ..............         937
     432    Bank of America Corp. .........      34,162
     222    Bank of New York Co., Inc. ....       6,397
     330    Bank One Corp. (d) ............      12,256
     136    BB&T Corp. ....................       4,664
      29    Bear Stearns Cos., Inc. .......       2,070
      65    Capital One Financial Corp. ...       3,213
     390    Charles Schwab Corp. ..........       3,932
      65    Charter One Financial, Inc. ...       2,024
      53    Chubb Corp. ...................       3,205
      46    Cincinnati Financial Corp. ....       1,720
   1,485    Citigroup, Inc. ...............      63,578
      51    Comerica, Inc. ................       2,350
      38    Countrywide Financial Corp. ...       2,622
     116    Equity Office Properties
              Trust........................       3,139
      79    Equity Residential Properties
              Trust........................       2,041
     283    Fannie Mae.....................      19,067
      31    Federated Investors, Inc. .....         863
     166    Fifth Third Bancorp............       9,501
      36    First Tennessee National
              Corp. .......................       1,600
     303    FleetBoston Financial Corp. ...       9,015
      73    Franklin Resources, Inc. ......       2,858
     198    Freddie Mac....................      10,070
      44    Golden West Financial Corp. ...       3,524
     136    Goldman Sachs Group, Inc. .....      11,348
      81    Hartford Financial Services
              Group, Inc. .................       4,066

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finance, continued:
      66    Huntington Bancshares, Inc. ...  $    1,288
      69    Janus Capital Group Inc. ......       1,132
      41    Jefferson-Pilot Corp. .........       1,700
      83    John Hancock Financial
              Services, Inc. ..............       2,562
     586    JP Morgan Chase & Co. .........      20,034
     122    KeyCorp........................       3,083
      70    Lehman Brothers Holdings,
              Inc. ........................       4,653
      51    Lincoln National Corp. ........       1,825
      54    Loews Corp. ...................       2,531
     154    Marsh & McLennan Cos...........       7,890
      65    Marshall & Ilsley Corp. .......       2,000
      42    MBIA, Inc. ....................       2,024
     369    MBNA Corp. ....................       7,683
     125    Mellon Financial Corp. ........       3,455
     268    Merrill Lynch & Co., Inc. .....      12,531
     219    MetLife, Inc. .................       6,212
      28    MGIC Investment Corp. .........       1,328
     314    Morgan Stanley Dean Witter &
              Co. .........................      13,412
     177    National City Corp. ...........       5,773
      45    North Fork Bancorp, Inc. ......       1,540
      64    Northern Trust Corp. ..........       2,658
      53    Plum Creek Timber Co, Inc. ....       1,370
      82    PNC Financial Services Group...       3,983
      94    Principal Financial Group......       3,046
      63    Progressive Corp. .............       4,591
      84    Providian Financial Corp.
              (b)..........................         774
     159    Prudential Financial, Inc. ....       5,337
      64    Regions Financial Corp. .......       2,165
      18    Ryder Systems, Inc. ...........         464
      40    SAFECO Corp. ..................       1,409
      55    Simon Property Group, Inc. ....       2,129
     130    SLM Corp. .....................       5,111
      98    Southtrust Corp. ..............       2,670
      66    St. Paul Co., Inc. ............       2,398
      96    State Street Corp. ............       3,779
      81    SunTrust Banks, Inc. ..........       4,796
      88    Synovus Financial Corp. .......       1,884
      35    T. Rowe Price Group, Inc. .....       1,330
      33    Torchmark Corp. ...............       1,248
     290    Travelers Property Casualty
              Corp. Class B................       4,580
     554    U.S. Bancorp...................      13,572
      57    Union Planters Corp. ..........       1,778
      83    UnumProvident Corp. ...........       1,113
     388    Wachovia Corp. ................      15,511
     268    Washington Mutual, Inc. .......      11,089
     483    Wells Fargo & Co. .............      24,361

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 68

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finance, continued:
      39    XL Capital, Ltd., Class A......  $    3,271
      26    Zions Bancorp..................       1,316
                                             ----------
                                                528,618
                                             ----------
Health Services (1.2%):
      44    Aetna, Inc. ...................       2,638
      40    Anthem, Inc. (b)...............       3,078
      40    Cigna Corp. ...................       1,899
     148    HCA-The Healthcare Corp. ......       4,730
      69    Health Management Associates,
              Inc., Class A................       1,271
      47    Humana, Inc. (b)...............         704
      70    IMS Health, Inc. ..............       1,262
      26    Manor Care, Inc. (b)...........         650
      30    Quest Diagnostics, Inc. (b)....       1,939
      34    Quintiles Transnational Corp.
              (b)..........................         484
     135    Tenet Healthcare Corp. (b).....       1,569
     171    UnitedHealth Group, Inc. ......       8,591
      42    Wellpoint Health Networks,
              Inc., Class A (b)............       3,539
                                             ----------
                                                 32,354
                                             ----------
Health Technology (13.0%):
     450    Abbott Laboratories............      19,710
      38    Allergan, Inc. ................       2,897
     363    Amgen, Inc. (b)................      24,147
      60    Applera Corp.- Applied
              Biosystems Group.............       1,147
      15    Bausch & Lomb, Inc. ...........         576
     172    Baxter International, Inc. ....       4,483
      73    Becton, Dickinson & Co. .......       2,855
      43    Biogen, Inc. (b)...............       1,628
      74    Biomet, Inc. ..................       2,134
     118    Boston Scientific Corp. (b)....       7,231
     559    Bristol-Myers Squibb Co. ......      15,185
      15    C.R. Bard, Inc. ...............       1,071
      54    Chiron Corp. (b)...............       2,352
     324    Eli Lilly & Co. ...............      22,360
     105    Forest Laboratories, Inc.
              (b)..........................       5,735
      62    Genzyme Corp. (b)..............       2,603
      89    Guidant Corp. .................       3,962
     857    Johnson & Johnson..............      44,289
      69    King Pharmaceuticals, Inc.
              (b)..........................       1,025
      73    MedImmune, Inc. (b)............       2,645
     352    Medtronic, Inc. ...............      16,880
     647    Merck & Co., Inc. .............      39,178
      14    Millipore Corp. (b)............         621
      35    Pall Corp. ....................         799
      36    PerkinElmer, Inc. .............         503
   2,278    Pfizer, Inc. ..................      77,798
     424    Schering-Plough Corp. .........       7,884

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
      52    St. Jude Medical, Inc. (b).....  $    2,985
      57    Stryker Corp. .................       3,974
      31    Watson Pharmaceuticals, Inc.
              (b)..........................       1,247
     383    Wyeth..........................      17,454
      57    Zimmer Holdings, Inc. (b)......       2,554
                                             ----------
                                                339,912
                                             ----------
Industrial Services (1.1%):
      60    Allied Waste Industries, Inc.
              (b)..........................         606
      97    Baker Hughes, Inc. ............       3,261
      46    BJ Services Co. (b)............       1,704
     173    El Paso Corp. .................       1,397
      24    Fluor Corp. ...................         791
     126    Halliburton Co. ...............       2,901
      19    McDermott International, Inc.
              (b)..........................         119
      42    Nabors Industries Ltd. (b).....       1,662
      39    Noble Corp. (b)................       1,322
      27    Rowan Cos., Inc. (b)...........         605
     168    Schlumberger Ltd. .............       7,994
      92    Transocean Sedco Forex,
              Inc. ........................       2,027
     171    Waste Management, Inc. ........       4,111
     149    Williams Cos., Inc. ...........       1,180
                                             ----------
                                                 29,680
                                             ----------
Non-Energy Minerals (0.8%):
     244    Alcoa, Inc. ...................       6,220
      23    Allegheny Technologies,
              Inc. ........................         154
      42    Freeport-McMoRan Copper & Gold,
              Inc., Class B................       1,028
      30    Louisiana-Pacific Corp. (b)....         327
     116    Newmont Mining Corp. ..........       3,768
      23    Nucor Corp. ...................       1,102
      26    Phelps Dodge Corp. (b).........         984
      30    United States Steel Corp. .....         487
      48    UST, Inc. .....................       1,690
      29    Vulcan Materials Co. ..........       1,086
      63    Weyerhaeuser Co. ..............       3,413
      25    Worthington Industries,
              Inc. ........................         332
                                             ----------
                                                 20,591
                                             ----------
Process Industries (2.0%):
      66    Air Products and Chemicals,
              Inc. ........................       2,728
     186    Archer-Daniels-Midland Co. ....       2,393
      16    Ball Corp. ....................         749
      15    Bemis Co., Inc. ...............         717
      17    Boise Cascade Corp. ...........         402
     264    Dow Chemical Co. ..............       8,179
     287    Du Pont (EI) de Nemours &
              Co. .........................      11,967
      22    Eastman Chemical Co. ..........         707
      76    Ecolab, Inc. ..................       1,941
      36    Engelhard Corp. ...............         900
      72    Georgia-Pacific Corp. .........       1,369

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
      14    Great Lakes Chemical Corp. ....  $      296
      32    Hercules, Inc. (b).............         314
     138    International Paper Co. .......       4,938
      58    Meadwestvaco Corp. ............       1,428
      75    Monsanto Co. ..................       1,632
      46    Pactiv Corp. (b)...............         907
      49    PPG Industries, Inc. ..........       2,485
      47    Praxair, Inc. .................       2,817
      64    Rohm & Haas Co. ...............       1,988
      24    Sealed Air Corp. (b)...........       1,161
      20    Sigma-Aldrich Corp. ...........       1,108
      16    Temple-Inland, Inc. ...........         669
                                             ----------
                                                 51,795
                                             ----------
Producer Manufacturing (6.9%):
      57    American Power Conversion Corp.
              (b)..........................         884
      21    American Standard Cos., Inc.
              (b)..........................       1,532
      32    Avery Dennison Corp. ..........       1,600
      99    Caterpillar, Inc. .............       5,532
      27    Cooper Industries Ltd., Class
              A............................       1,111
      17    Crane Co. .....................         387
      12    Cummins, Inc. .................         430
      43    Dana Corp. ....................         496
      44    Danaher Corp. .................       3,001
      69    Deere & Co. ...................       3,157
     162    Delphi Automotive Systems
              Corp. .......................       1,395
      58    Dover Corp. ...................       1,751
      22    Eaton Corp. ...................       1,692
     121    Emerson Electric Co. ..........       6,207
   2,884    General Electric Co. ..........      82,711
     248    Honeywell International,
              Inc. ........................       6,647
      89    Illinois Tool Works, Inc. .....       5,844
      49    Ingersoll-Rand Co. ............       2,313
      27    ITT Industries, Inc. ..........       1,735
      26    Johnson Controls, Inc. ........       2,202
     138    Masco Corp. ...................       3,280
     113    Minnesota Mining &
              Manufacturing Co. ...........      14,547
      55    Molex, Inc. ...................       1,488
      20    Navistar International Corp.
              (b)..........................         642
      34    Paccar, Inc. ..................       2,266
      34    Parker-Hannifin Corp. .........       1,431
      68    Pitney Bowes, Inc. ............       2,596
      24    Power-One, Inc. (b)............         171
      39    Textron, Inc. .................       1,521
      17    Thomas & Betts Corp. (b).......         244
     576    Tyco International Ltd. .......      10,936

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
     135    United Technologies Corp. .....  $    9,563
      38    Visteon Corp. .................         259
                                             ----------
                                                179,571
                                             ----------
Retail Trade (7.0%):
     106    Albertson's, Inc. .............       2,032
      81    AutoNation, Inc. (b)...........       1,276
      26    AutoZone, Inc. (b).............       1,962
      85    Bed Bath & Beyond, Inc. (b)....       3,307
      93    Best Buy Co., Inc. (b).........       4,084
      34    Big Lots, Inc. (b).............         507
      60    Circuit City Stores, Inc. .....         526
     132    Costco Wholesale Corp. (b).....       4,817
     114    CVS Corp. .....................       3,187
      24    Dillard's, Inc., Class A.......         329
      96    Dollar General Corp. ..........       1,758
      50    Family Dollar Stores, Inc. ....       1,894
      54    Federated Department Stores,
              Inc. ........................       1,992
     257    Gap, Inc. .....................       4,821
     663    Home Depot, Inc. ..............      21,958
      78    J.C. Penney, Inc. .............       1,308
      98    Kohl's Corp. (b)...............       5,023
     218    Kroger Co. (b).................       3,631
     151    Limited Brands, Inc. ..........       2,335
     225    Lowe's Cos., Inc. .............       9,664
      83    May Department Stores Co. .....       1,853
      39    Nordstrom, Inc. ...............         765
      89    Office Depot, Inc. (b).........       1,293
      49    RadioShack Corp. ..............       1,279
     127    Safeway, Inc. (b)..............       2,606
      89    Sears Roebuck & Co. ...........       2,981
      42    Sherwin-Williams Co. ..........       1,139
     141    Staples, Inc. (b)..............       2,578
     263    Target Corp. ..................       9,944
      42    Tiffany & Co. .................       1,369
     147    TJX Cos., Inc. ................       2,775
      61    Toys "R" Us, Inc. (b)..........         745
   1,264    Wal-Mart Stores, Inc. .........      67,815
     296    Walgreen Co. ..................       8,902
      41    Winn-Dixie Stores, Inc. .......         500
                                             ----------
                                                182,955
                                             ----------
Technology Services (7.5%):
      67    Adobe Systems, Inc. ...........       2,146
      32    Autodesk, Inc. ................         521
     173    Automatic Data Processing,
              Inc. ........................       5,843
      67    BMC Software, Inc. (b).........       1,099
      48    Citrix System, Inc. (b)........         971
     167    Computer Associates
              International, Inc. .........       3,716
      54    Computer Sciences Corp. (b)....       2,059

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 70

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
     109    Compuware Corp. (b)............  $      629
     140    Concord EFS, Inc. (b)..........       2,067
      43    Convergys Corp. (b)............         683
     138    Electronic Data Systems
              Corp. .......................       2,961
     216    First Data Corp. ..............       8,944
      56    Fiserv, Inc. (b)...............       1,985
     499    International Business Machines
              Corp. .......................      41,137
      59    Intuit, Inc. (b)...............       2,637
      25    Mercury Interactive Corp.
              (b)..........................         951
   3,098    Microsoft Corp. ...............      79,340
     106    Novell, Inc. (b)...............         327
   1,513    Oracle Corp. (b)...............      18,185
      76    Parametric Technology Corp.
              (b)..........................         233
     109    Paychex, Inc. .................       3,184
      91    PeopleSoft, Inc. (b)...........       1,607
     141    Siebel Systems, Inc. (b).......       1,348
      82    SunGard Data Systems, Inc.
              (b)..........................       2,126
      43    Symantec Corp. (b).............       1,869
      95    Unisys Corp. (b)...............       1,161
     120    Veritas Software Corp. (b).....       3,431
     174    Yahoo, Inc. (b)................       5,702
                                             ----------
                                                196,862
                                             ----------
Transportation (1.6%):
     108    Burlington Northern Santa Fe
              Corp. .......................       3,058
      62    CSX Corp. .....................       1,856
      36    Delta Airlines, Inc. ..........         523
      86    FedEx Corp. ...................       5,339
     112    Norfolk Southern Corp. ........       2,160
     225    Southwest Airlines Co. ........       3,866
      73    Union Pacific Corp. ...........       4,254
     325    United Parcel Service, Inc.,
              Class B......................      20,683
                                             ----------
                                                 41,739
                                             ----------
Utilities (2.9%):
     177    AES Corp. (b)..................       1,123
      36    Allegheny Energy, Inc. ........         306
      47    Ameren Corp. ..................       2,052
     114    American Electric Power Co.,
              Inc. ........................       3,400
     110    Calpine Corp. (b)..............         726
      88    Centerpoint Energy, Inc. ......         718
      51    Cinergy Corp. .................       1,869
      42    CMS Energy Corp. ..............         337
      64    Consolidated Edison, Inc. .....       2,788
      48    Constellation Energy Group,
              Inc. ........................       1,636
      90    Dominion Resources, Inc. ......       5,764

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      48    DTE Energy Co. ................  $    1,873
     260    Duke Energy Corp. .............       5,188
     108    Dynegy, Inc. ..................         452
      94    Edison International, Inc.
              (b)..........................       1,545
      65    Entergy Corp. .................       3,439
      94    Exelon Corp. ..................       5,596
      86    First Energy Corp. ............       3,302
      53    FPL Group, Inc. ...............       3,536
      45    Keyspan Corp. .................       1,609
      35    Kinder Morgan, Inc. ...........       1,925
     117    Mirant Corp. (b)...............         338
      13    NICOR, Inc. ...................         471
      76    NiSource, Inc. ................       1,440
      10    Peoples Energy Corp. ..........         446
     118    PG&E Corp. (b).................       2,497
      26    Pinnacle West Capital Corp. ...         986
      49    PPL Corp. .....................       2,091
      69    Progress Energy, Inc. .........       3,050
      65    Public Service Enterprise
              Group, Inc. .................       2,754
      60    Sempra Energy..................       1,708
     208    Southern Co. ..................       6,489
      51    TECO Energy, Inc. .............         611
      93    TXU Corp. .....................       2,088
     115    XCEL Energy, Inc. .............       1,730
                                             ----------
                                                 75,883
                                             ----------
  Total Common Stocks                         2,592,722
                                             ----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
$  2,570    7/17/03 (c)....................       2,569
     300    9/4/03 (c).....................         300
                                             ----------
  Total U.S. Treasury Obligations                 2,869
                                             ----------
INVESTMENT COMPANIES (0.8%):
  20,835    One Group Prime Money Market
              Fund, Class I (d)............      20,835
                                             ----------
  Total Investment Companies                     20,835
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (6.3%):
$164,447    Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending).........     164,447
                                             ----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending           164,447
                                             ----------
Total (Cost $2,178,454) (a)                  $2,780,873
                                             ==========

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

------------

Percentages indicated are based on net assets of $2,609,930.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 885,562
                   Unrealized depreciation......................   (337,045)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 548,517
                                                                  =========

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 72

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (96.3%):
Commercial Services (2.8%):
       6    ABM Industries, Inc. .............  $     87
       3    Administaff, Inc. (b).............        33
       4    Advent Software, Inc. (b).........        69
       2    Advo, Inc. (b)....................       103
       1    Angelica Corp. ...................        12
       2    Arbitron, Inc. (b)................        54
       8    Banta Corp. ......................       256
       3    Barra, Inc. (b)...................        95
       4    Bowne & Co., Inc. ................        50
       7    Brinks Co. .......................       109
       2    CDI Corp. (b).....................        57
       2    Consolidated Graphics, Inc. (b)...        37
       7    Copart, Inc. (b)..................        65
      10    Dun & Bradstreet Corp. (b)........       424
       1    Factset Research Systems, Inc. ...        63
       9    Fair Issac & Co., Inc. ...........       438
       2    G & K Services, Inc., Class A.....        71
      10    Gartner Group, Inc., Class B
              (b).............................        77
       2    Global Imaging Systems, Inc.
              (b).............................        55
       8    Harte-Hanks, Inc. ................       153
       2    Heidrick & Struggles
              International, Inc. (b).........        28
       1    Insurance Auto Auctions, Inc.
              (b).............................        14
       9    John H. Harland Co. ..............       247
       4    Kelly Services, Inc., Class A.....       100
       4    Korn/Ferry International (b)......        35
       5    Kroll, Inc. (b)...................       127
       5    Labor Ready, Inc. (b).............        36
       1    Manpower, Inc. ...................        32
       3    Maximus, Inc. (b).................        74
       1    Memberworks, Inc. (b).............        28
       3    Metro One Telecommunications, Inc.
              (b).............................        15
      12    MPS Group (b).....................        80
       4    Nautilus Group, Inc. .............        49
       1    New England Business Services,
              Inc. ...........................        44
       3    On Assignment, Inc. (b)...........        13
       7    PRG-Schultz International, Inc.
              (b).............................        43
      11    SEI Investments Co. ..............       344
       2    SOURCECORP, Inc. (b)..............        44
       7    Spherion Corp. (b)................        47
       3    Standard Register Co. ............        53
       2    Startek, Inc. (b).................        43
       5    Sylvan Learning Systems, Inc.
              (b).............................       116
      10    Valassis Communications, Inc.
              (b).............................       254
       2    Volt Information Sciences, Inc.
              (b).............................        24
       4    Watson Wyatt & Co. (b)............        93
                                                --------
                                                   4,291
                                                --------


 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Communications, continued:
Communications (0.5%):
       2    Boston Communications Group (b)...        41
      29    Cincinnati Bell, Inc. (b).........       195
       8    General Communication, Inc. (b)...  $     70
       7    Price Communications Corp. (b)....        89
       7    Telephone & Data Systems, Inc. ...       362
                                                --------
                                                     757
                                                --------
Consumer Durables (5.0%):
       2    Action Performance Cos., Inc. ....        38
      36    Activision, Inc. (b)..............       469
       3    Apogee Enterprises, Inc. .........        30
       3    Applica, Inc. (b).................        24
       3    Arctic Cat, Inc. .................        52
       2    Bandag, Inc. .....................        92
       2    Barnes Group, Inc. ...............        46
       1    Bassett Furniture Industries,
              Inc. ...........................        18
       9    Briggs & Stratton Corp. ..........       445
      10    Callaway Golf Co. ................       126
       6    Champion Enterprises, Inc. (b)....        29
       2    Coachmen Industries, Inc. ........        22
       3    Concord Camera Corp. (b)..........        24
       2    Cross (A.T.) Co., Class A (b).....         9
      29    D.R. Horton, Inc. ................       808
       1    Department 56, Inc. (b)...........        23
       1    Enesco Group, Inc. (b)............         8
       3    Fedders Corp. ....................         9
       4    Fleetwood Enterprises, Inc. (b)...        30
       5    Fossil, Inc. (b)..................       123
      10    Furniture Brands International,
              Inc. (b)........................       258
       3    Harman International Industries,
              Inc. ...........................       217
       1    Huffy Corp. (b)...................         8
       3    Jakks Pacific, Inc. (b)...........        42
       1    K2, Inc. (b)......................        17
      16    La-Z-Boy, Inc. ...................       365
      12    Lennar Corp. .....................       878
       0    Lennar Corp., Class B.............         0
       2    Libbey, Inc. .....................        40
       2    MDC Holdings, Inc. ...............       119
       1    Meade Instruments Corp. (b).......         5
       6    Midway Games, Inc. (b)............        21
      13    Mohawk Industries, Inc. (b).......       703
       3    Monaco Coach Corp. (b)............        51
       1    National Presto Industries,
              Inc. ...........................        25
       1    NVR, Inc. (b).....................       431
       4    Polaris Industries, Inc. .........       255
       2    Russ Berrie & Co., Inc. ..........        85
       6    Ryland Group, Inc. ...............       447
       1    Salton, Inc. (b)..................         9
       1    Skyline Corp. ....................        29
       2    Standard Motor Products, Inc. ....        17
       4    Standard Pacific Corp. ...........       127

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Durables, continued:
       3    Sturm Ruger & Co., Inc. ..........  $     31
      15    Take-Two Interactive Software,
              Inc. (b)........................       439
       4    Thor Industries, Inc. ............       146
       4    Toll Brothers, Inc. (b)...........       110
       9    Toro Co. .........................       346
       0    Winnebago Industries, Inc. .......         2
       4    WMS Industries, Inc. (b)..........        58
                                                --------
                                                   7,706
                                                --------
Consumer Non-Durables (4.5%):
       2    American Italian Pasta Co., Class
              A (b)...........................        86
       2    Ashworth, Inc. (b)................        11
      11    Blyth Industries, Inc. ...........       303
       2    Brown Shoe Co., Inc. .............        60
       3    Church & Dwight, Inc. ............        95
      17    Coach, Inc. (b)...................       864
       1    Coca-Cola Bottling Co. ...........        55
      17    Constellation Brands, Inc., Class
              A (b)...........................       522
      28    Dean Foods Co. (b)................       877
      10    Dial Corp. .......................       192
       5    Dimon, Inc. ......................        37
       5    Flowers Foods, Inc. ..............       105
       1    Haggar Corp. .....................         7
       4    Hain Celestial Group, Inc. (b)....        63
      14    Hormel Foods Corp. ...............       339
       2    International Multifoods Corp.
              (b).............................        50
       5    Interstate Bakeries Corp. ........        66
       1    J & J Snack Foods Corp. (b).......        32
       5    JM Smuckers Co. ..................       183
       2    K Swiss, Inc., Class A............        70
      12    Kellwood Co. .....................       387
       3    Lance, Inc. ......................        31
       2    Natures Sunshine Products,
              Inc. ...........................        16
       4    Nautica Enterprises, Inc. (b).....        49
       2    Oshkosh 'B' Gosh, Inc., Class A...        42
       1    Oxford Industries, Inc. ..........        36
      12    PepsiAmericas, Inc. ..............       151
       3    Phillips-Van Heusen Corp. ........        44
      25    Quiksilver, Inc. (b)..............       416
       3    Ralcorp Holdings, Inc. (b)........        86
       4    Russell Corp. ....................        70
       2    Schweitzer-Mauduit International,
              Inc. ...........................        41
       3    Sola International, Inc. (b)......        49
       5    Stride Rite Corp. ................        48
       6    Timberland Co., Class A (b).......       312
      47    Tyson Foods, Inc., Class A........       504
      11    Universal Corp. ..................       470
       4    Wolverine World Wide, Inc. .......        83
                                                --------
                                                   6,852
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services (6.8%):
       1    4Kids Entertainment, Inc. (b).....  $     23
       2    Advanced Marketing Services,
              Inc. ...........................        29
       4    AFC Enterprises, Inc. (b).........        59
       6    Applebee's International, Inc. ...       195
       3    Argosy Gaming Co. (b).............        59
       4    Aztar Corp. (b)...................        68
       4    Bally Total Fitness Holding Corp.
              (b).............................        36
      22    Belo Corp., Class A...............       488
       4    Bob Evans Farms, Inc. ............       117
      11    Brinker International, Inc. (b)...       392
       2    Career Education Corp. (b)........       106
      17    CBRL Group, Inc. .................       660
       3    CEC Entertainment, Inc. (b).......       129
       4    Central Parking Corp. ............        51
       3    Coinstar, Inc. (b)................        52
      10    Corinthian Colleges, Inc. (b).....       482
       3    Cox Radio, Inc., Class A (b)......        63
       4    DeVry, Inc. (b)...................       101
       2    Education Management Corp. (b)....       125
       7    Entercom Communications Corp.
              (b).............................       355
       9    GTECH Holdings Corp. (b)..........       331
      10    Hispanic Broadcasting Corp., Class
              A (b)...........................       261
       3    Information Holdings, Inc. (b)....        46
       5    International Speedway Corp.,
              Class A.........................       202
      16    ITT Educational Services, Inc.
              (b).............................       480
       5    Jack in the Box, Inc. (b).........       109
      13    Landry's Seafood Restaurants,
              Inc. ...........................       302
       3    Lone Star Steakhouse & Saloon,
              Inc. ...........................        58
      18    Mandalay Resort Group.............       570
       3    Marcus Corp. .....................        51
       4    Media General, Inc., Class A......       224
       2    Nelson (Thomas), Inc. (b).........        22
       2    O'Charleys, Inc. (b)..............        46
       8    Outback Steakhouse, Inc. .........       312
       3    P.F. Chang's China Bistro, Inc.
              (b).............................       137
       3    Panera Bread Co. (b)..............       136
       3    Papa John's International, Inc.
              (b).............................        73
      59    Park Place Entertainment Corp.
              (b).............................       540
       3    Pinnacle Entertainment, Inc.
              (b).............................        21
       2    Prepaid Legal Services, Inc.
              (b).............................        57
       5    Prime Hospitality Corp. (b).......        35
       2    Rare Hospitality International,
              Inc. (b)........................        81
      34    Reader's Digest Association, Inc.,
              Class A.........................       455

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 74

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
       6    Rollins, Inc. ....................  $    106
       1    Roto Rooter, Inc. ................        43
      14    Ruby Tuesday, Inc. ...............       349
       5    Ryan's Family Steakhouses, Inc.
              (b).............................        74
       2    Shuffle Master, Inc. (b)..........        64
      11    Six Flags, Inc. (b)...............        74
       8    Sotheby's Holdings, Inc., Class A
              (b).............................        57
       3    Steak n Shake Co. (b).............        49
       2    Triarc Cos., Inc., Class A (b)....        71
       1    Washington Post Co., Class B......       804
      17    Westwood One, Inc. (b)............       589
                                                --------
                                                  10,419
                                                --------
Distribution Services (1.9%):
       5    Anixter International, Inc. (b)...       106
       2    Applied Industrial Technologies,
              Inc. ...........................        47
      16    Arrow Electronics, Inc. (b).......       239
      32    Avnet, Inc. (b)...................       409
       2    Bell Microproducts, Inc. (b)......        10
       2    Castle (A. M.) & Co. (b)..........        11
       8    CDW Corp. (b).....................       369
       2    Henry Schein, Inc. (b)............       130
       3    Hughes Supply, Inc. ..............       104
       2    Imagistics International, Inc.
              (b).............................        58
       1    Lawson Products, Inc. ............        31
       1    Nash Finch Co. ...................        23
       4    Owens & Minor, Inc. ..............        88
      14    Performance Food Group Co. (b)....       512
       4    Pioneer-Standard Electronics,
              Inc. ...........................        31
       1    PolyMedica Corp. .................        68
       2    Priority Healthcare Corp., Class B
              (b).............................        44
       2    School Specialty, Inc. (b)........        59
       3    SCP Pool Corp. (b)................        99
       2    TBC Corp. (b).....................        46
      10    Tech Data Corp. (b)...............       272
       2    United Natural Foods, Inc. (b)....        61
       4    United Stationers, Inc. (b).......       146
                                                --------
                                                   2,963
                                                --------
Electronic Technology (9.4%):
      56    3Com Corp. (b)....................       262
       4    AAR Corp. ........................        28
       3    Actel Corp. (b)...................        57
      31    Adaptec, Inc. (b).................       243
       4    Adtran, Inc. (b)..................       202
       4    Advanced Energy Industries, Inc.
              (b).............................        56
       7    Aeroflex, Inc. (b)................        57
      21    Allen Telecom, Inc. (b)...........       345
       5    Alliance Semiconductor Corp.
              (b).............................        23
       9    Alliant Techsystems, Inc. (b).....       484
       4    Armor Holdings, Inc. (b)..........        47

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
       4    Artesyn Technologies, Inc. (b)....  $     25
       4    ATMI, Inc. (b)....................        93
       3    Audiovox Corp., Class A (b).......        32
       3    Avid Technology, Inc. (b).........       106
       9    Avocent Corp. (b).................       280
      12    Axcelis Technologies, Inc. (b)....        76
       2    BEI Technologies, Inc. ...........        20
       1    Bel Fuse, Inc., Class B...........        30
       8    Benchmark Electronics, Inc. (b)...       239
       4    Brooks Automation, Inc. (b).......        46
       1    Brooktrout, Inc. (b)..............         9
       4    C-COR.net Corp. (b)...............        20
       9    Cadence Design Systems, Inc.
              (b).............................       112
       3    Captaris, Inc. (b)................         9
       2    Catapult Communications Corp.
              (b).............................        16
       4    Checkpoint Systems, Inc. (b)......        52
       4    Cognex Corp. (b)..................        97
       3    Coherent, Inc. (b)................        79
       2    Cohu, Inc. .......................        37
       7    Commscope, Inc. (b)...............        67
       1    Concerto Software, Inc. (b).......        11
       8    Credence Systems Corp. (b)........        65
       5    Cree Research, Inc. (b)...........        82
       4    CTS Corp. ........................        40
       3    Cubic Corp. ......................        71
       1    Curtiss-Wright Corp. .............        74
      16    Cypress Semiconductor Corp. (b)...       186
      11    Diebold, Inc. ....................       479
       2    Digi International, Inc. (b)......        12
       3    DSP Group, Inc. (b)...............        69
       2    Dupont Photomasks, Inc. (b).......        39
       2    EDO Corp. ........................        40
       6    Electro Scientific Industries,
              Inc. (b)........................        48
       2    Engineered Support Systems,
              Inc. ...........................        78
       5    ESS Technology, Inc. (b)..........        50
       2    Esterline Technologies Corp.
              (b).............................        42
       5    Exar Corp. (b)....................        71
      21    Fairchild Semiconductor
              International, Inc. (b).........       265
       4    FEI Co. (b).......................        76
       5    Gencorp, Inc. ....................        44
       3    Gerber Scientific, Inc. (b).......        17
       7    Harmonic Lightwaves, Inc. (b).....        28
      17    Harris Corp. .....................       520
       3    Helix Technology Corp. ...........        39
       8    Hutchinson Technology, Inc. (b)...       265
       5    Imation Corp. ....................       174
       5    Infocus Corp. (b).................        22
      10    Integrated Circuit Systems, Inc.
              (b).............................       301
      12    Integrated Device Technology, Inc.
              (b).............................       133
       3    Inter-Tel, Inc. ..................        59

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
      11    International Rectifier Corp.
              (b).............................  $    283
      20    Intersil Corp., Class A (b).......       544
       2    Invision Technologies, Inc. (b)...        50
       2    Itron, Inc. (b)...................        51
       3    Kaman Corp., Class A..............        30
       2    Keithley Instruments, Inc. .......        26
       9    Kopin Corp. (b)...................        52
       2    Kronos, Inc. (b)..................       117
       5    Kulicke & Soffa Industries, Inc.
              (b).............................        34
      11    L-3 Communications Holdings, Inc.
              (b).............................       473
      13    Lam Research Corp. (b)............       230
      41    Lattice Semiconductor Corp. (b)...       341
       6    LTX Corp. (b).....................        51
      14    McData Corp., Class A (b).........       209
       8    Mentor Graphics Corp. (b).........       111
       3    Mercury Computer Systems, Inc.
              (b).............................        46
       4    Methode Electronics, Inc., Class
              A...............................        45
      28    Microchip Technology, Inc. .......       702
       3    Microsemi Corp. (b)...............        53
       2    Network Equipment Technologies,
              Inc. (b)........................        17
       4    Newport Corp. (b).................        63
       4    NYFIX, Inc. (b)...................        23
       2    Park Electrochemical Corp. .......        45
       5    Paxar Corp. (b)...................        53
       2    PC-Tel, Inc. (b)..................        19
       3    Pericom Semiconductor Corp. (b)...        27
       2    Photon Dynamics, Inc. (b).........        54
       4    Photronics, Inc. (b)..............        65
      34    Pinnacle Systems, Inc. (b)........       369
       2    Planar Systems, Inc. (b)..........        30
       6    Plantronics, Inc. (b).............       122
       5    Plexus Corp. (b)..................        59
       6    Polycom, Inc. (b).................        80
       3    Power Integrations, Inc. (b)......        79
       8    Powerwave Technologies, Inc.
              (b).............................        50
       9    Precision Castparts Corp. ........       285
      19    Quantum Corp. (b).................        77
       3    Radiant Systems, Inc. (b).........        23
       2    Radisys Corp. (b).................        27
       3    Rainbow Technologies, Inc. (b)....        25
       1    RF Micro Devices, Inc. (b)........         5
       2    Rudolph Technologies, Inc. (b)....        30
      12    SanDisk Corp. (b).................       482
       1    SBS Technologies, Inc. (b)........        13
       1    SCM Microsystems, Inc. (b)........         7
       9    Semtech Corp. (b).................       126
       1    Sequa Corp., Class A (b)..........        44
      15    Silicon Laboratories, Inc. (b)....       406
       2    Standard Microsystems Corp. (b)...        28

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
       3    Storage Technology Corp. (b)......  $     70
       1    Supertex, Inc. (b)................        26
       5    Symmetricom, Inc. (b).............        22
       8    Synopsys, Inc. (b)................       503
       5    Technitrol, Inc. (b)..............        71
       4    Teledyne Technologies, Inc. (b)...        48
       2    Three-Five Systems, Inc. (b)......        17
      15    Titan Corp. (b)...................       150
       2    Tollgrade Communications, Inc.
              (b).............................        29
       3    Trimble Navigation Ltd. (b).......        79
      16    TriQuint Semiconductor, Inc.
              (b).............................        67
       2    Triumph Group, Inc. (b)...........        51
       3    Ultratech, Inc. (b)...............        48
      13    Varian Semiconductor Equipment
              Assoc., Inc. (b)................       395
       4    Veeco Instruments, Inc. (b).......        60
       3    ViaSat, Inc. (b)..................        43
       5    Vicor Corp. (b)...................        47
       2    X-Rite, Inc. .....................        19
                                                --------
                                                  14,575
                                                --------
Energy Minerals (3.7%):
       2    Ashland, Inc. ....................        72
       5    Cimarex Energy Co. (b)............       129
      18    Forest Oil Corp. (b)..............       448
       3    Frontier Oil Corp. ...............        48
      17    Massey Energy Co. ................       222
       3    Murphy Oil Corp. .................       162
      14    Newfield Exploration Co. (b)......       521
       5    Noble Energy, Inc. ...............       201
       2    Nuevo Energy Co. (b)..............        41
       4    Patina Oil & Gas Corp. ...........       126
      14    Peabody Energy Corp. .............       481
      11    Pioneer Natural Resources Co.
              (b).............................       296
       3    Plains Resources, Inc. (b)........        38
      14    Pogo Producing Co. ...............       582
       1    Prima Energy Corp. (b)............        31
       3    Remington Oil & Gas Corp., Class B
              (b).............................        57
       4    Spinnaker Exploration Co. (b).....       100
       3    St. Mary Land & Exploration
              Corp. ..........................        87
      11    Stone Energy Corp. (b)............       442
       4    Sunoco, Inc. .....................       133
       3    Swift Energy Co. (b)..............        35
       5    Unit Corp. (b)....................       114
      22    Valero Energy Corp. ..............       815
       7    Vintage Petroleum, Inc. ..........        82
      18    XTO Energy, Inc. .................       364
                                                --------
                                                   5,627
                                                --------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 76

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance (17.4%):
       7    A.G. Edwards, Inc. ...............  $    254
       3    Aaron Rents, Inc. ................        68
      10    AMB Property Corp. ...............       277
      21    American Financial Group, Inc. ...       477
      21    AmeriCredit Corp. (b).............       180
      16    AmerUs Group Co., Class A.........       451
       3    Anchor Bancorp Wisconsin, Inc. ...        69
       1    Arthur J. Gallagher & Co. ........        22
      17    Associated Banc Corp. ............       622
      11    Astoria Financial Corp. ..........       295
       9    Banknorth Group, Inc. ............       221
       3    Bankunited Financial Corp. (b)....        60
       3    Boston Private Financial Holdings,
              Inc. ...........................        54
       7    Brown & Brown, Inc. ..............       232
       4    Capital Automotive Real Estate
              Investment Trust................       101
       3    Cash America International,
              Inc. ...........................        40
       4    Chittenden Corp. .................       108
       9    ChoicePoint, Inc. (b).............       294
       5    City National Corp. ..............       209
      32    Colonial BancGroup, Inc. .........       438
       3    Colonial Properties Trust.........       116
       7    Commerce Bancorp, Inc. ...........       254
       9    Commercial Federal Corp. .........       182
       5    Community First Bankshares,
              Inc. ...........................       144
      25    Compass Bancshares, Inc. .........       869
       5    Cullen/Frost Bankers, Inc. .......       151
       2    Delphi Financial Group, Class A...       110
       3    Dime Community Bancshares.........        80
     100    E*Trade Group, Inc. (b)...........       850
       3    East-West Bancorp, Inc. ..........        98
       3    Essex Property Trust, Inc. .......       146
      11    Everest Re Group Ltd. ............       836
      22    Fidelity National Financial,
              Inc. ...........................       680
       2    Financial Federal Corp. (b).......        53
      11    First American Financial Corp. ...       296
      14    First Bancorp Puerto Rico.........       397
       5    First Midwest Bancorp, Inc. ......       150
       2    First Republic Bancorp, Inc.
              (b).............................        42
       9    First Virginia Banks, Inc. .......       374
       2    Firstfed Financial Corp. (b)......        71
      11    FirstMerit Corp. .................       240
      23    Flagstar Bancorp, Inc. ...........       553
       8    Fremont General Corp. ............       112
       3    Gables Residential Trust..........        87
      17    GATX Corp. .......................       282
       1    GBC Bancorp California............        51
       3    Glenborough Realty Trust, Inc. ...        64
       6    Greater Bay Bancorp...............       132
      19    GreenPoint Financial Corp. .......       955

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
       3    HCC Insurance Holdings, Inc. .....  $     87
      22    Hibernia Corp., Class A...........       399
       4    Hilb, Rogal & Hamilton Co. .......       139
       5    Horace Mann Educators Corp. ......        78
       8    Hospitality Properties Trust......       241
       8    Hudson United Bancorp.............       265
       3    Independence Community Bank
              Corp. ..........................        92
       5    IndyMac Bancorp, Inc. ............       116
       6    Investment Technology Group, Inc.
              (b).............................       104
      19    Investors Financial Services
              Corp. ..........................       565
       3    Irwin Financial Corp. ............        85
       4    Jefferies Group, Inc. ............       204
       3    Kilroy Realty Corp. ..............        87
       9    LandAmerica Financial Group,
              Inc. ...........................       416
       9    Legg Mason, Inc. .................       555
      10    Liberty Property Trust............       340
      11    M & T Bank Corp. .................       942
       7    Mack Cali Realty Corp. ...........       246
       3    MAF Bancorp, Inc. ................        97
       7    Mercantile Bankshares Corp. ......       266
      13    National Commerce Financial
              Co. ............................       291
       3    NCO Group, Inc. (b)...............        53
      13    New Century Financial Corp. ......       547
      12    New Plan Excel Realty Trust.......       246
      14    New York Community Bancorp,
              Inc. ...........................       417
      17    Old Republic International
              Corp. ..........................       593
       2    Philadelphia Consolidated Holding
              Corp. (b).......................        98
      11    PMI Group, Inc. ..................       297
       3    Presidential Life Corp. ..........        48
      11    Protective Life Corp. ............       289
       3    Provident Bankshares Corp. .......        75
      14    Provident Financial Group,
              Inc. ...........................       361
       4    Radian Group, Inc. ...............       158
       6    Raymond James Financial, Inc. ....       187
       7    Republic Bancorp, Inc. ...........        94
       3    Riggs National Corp. Washington
              D.C. ...........................        50
       3    RLI Corp. ........................        97
      27    Roslyn Bancorp, Inc. .............       577
       1    Scpie Holdings, Inc. .............         6
       3    Seacoast Financial Services
              Corp. ..........................        58
       3    Selective Insurance Group,
              Inc. ...........................        74
       4    Shurgard Storage Centers, Class
              A...............................       141
       5    South Financial Group, Inc. ......       128
       2    Southwest Bancorp of Texas (b)....        65
      41    Sovereign Bancorp, Inc. ..........       641
       6    StanCorp Financial Group, Inc. ...       325
      23    Staten Island Bancorp, Inc. ......       457
       5    Sterling Bancshares, Inc. ........        64

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
       2    Stewart Information Services Corp.
              (b).............................  $     57
       5    Susquehanna Bancshares, Inc. .....       113
       2    SWS Group, Inc. ..................        40
       2    TCF Financial Corp. ..............        70
       8    TrustCo Bank Corp. ...............        91
       5    UCBH Holdings, Inc. ..............       151
       6    UICI (b)..........................        89
       5    United Bankshares, Inc. ..........       141
      13    United Dominion Realty Trust,
              Inc. ...........................       220
      10    United Rentals, Inc. (b)..........       134
       5    Unitrin, Inc. ....................       139
       7    W.R. Berkley Corp. ...............       358
       5    Waypoint Financial Corp. .........        84
       8    Webster Financial Corp. ..........       293
       3    Westamerica Bancorp...............       114
       5    Whitney Holding Corp. ............       150
       2    Wintrust Financial Corp. .........        61
       2    Zenith National Insurance
              Corp. ..........................        58
                                                --------
                                                  26,971
                                                --------
Health Services (5.2%):
       3    Accredo Health, Inc. (b)..........        59
      20    AdvancePCS (b)....................       776
       2    American Healthways, Inc. (b).....        71
       2    Amerigroup Corp. (b)..............        89
       2    Amsurg Corp. (b)..................        74
      11    Apria Healthcare Group, Inc.
              (b).............................       273
       1    Centene Corp. (b).................        52
      12    Community Health Systems, Inc.
              (b).............................       225
      25    Covance, Inc. (b).................       449
       9    Coventry Health Care, Inc. (b)....       411
       2    Cryolife, Inc. (b)................        23
       1    Curative Health Services, Inc.
              (b).............................        24
       5    Dendrite International, Inc.
              (b).............................        59
       6    Express Scripts, Inc., Class A
              (b).............................       392
       1    First Health Group Corp. (b)......        29
      13    Health Net, Inc., Class A (b).....       419
       7    Hooper Holmes, Inc. ..............        48
       2    Impath, Inc. (b)..................        26
      14    Lincare Holdings, Inc. (b)........       438
       5    Mid Atlantic Medical Services,
              Inc. (b)........................       242
       4    NDCHealth Corp. ..................        73
       3    Omnicare, Inc. ...................       118
       6    Orthodontic Centers of America,
              Inc. (b)........................        48
       8    Oxford Health Plans, Inc. (b).....       334
      12    PacifiCare Health Systems, Inc.
              (b).............................       592
       3    Parexel International Corp. (b)...        40
      13    Pediatrix Medical Group, Inc.
              (b).............................       460

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Services, continued:
       4    Pharmaceutical Product............ $     122
            Development, Inc. (b)
       6    Province Healthcare Co. (b).......        62
       2    Rehabcare Group, Inc. (b).........        29
       6    Renal Care Group, Inc. (b)........       222
      18    Sierra Health Services (b)........       354
       5    Stericycle, Inc. (b)..............       203
       9    Sunrise Assisted Living, Inc.
              (b).............................       210
      23    Triad Hospitals, Inc. (b).........       571
       6    Universal Health Services, Inc.,
              Class B (b).....................       253
      11    US Oncology, Inc. (b).............        81
                                                --------
                                                   7,951
                                                --------
Health Technology (7.7%):
       4    Advanced Medical Optics (b).......        60
      20    Alpharma, Inc., Class A...........       429
       4    American Medical Systems Holdings,
              Inc. (b)........................        65
       2    Analogic Corp. ...................        74
      15    Apogent Technologies, Inc. (b)....       291
       2    Arqule, Inc. (b)..................         8
       3    Arthrocare Corp. (b)..............        44
       3    Barr Laboratories, Inc. (b).......       204
      15    Beckman Coulter, Inc. ............       619
       8    Biosite, Inc. (b).................       404
       5    Cephalon, Inc. (b)................       207
       9    Charles River Laboratories
              International, Inc. (b).........       305
       2    Cima Labs, Inc. (b)...............        44
       3    Conmed Corp. (b)..................        60
      13    Cooper Cos., Inc. ................       448
      41    Cytyc Corp. (b)...................       436
       2    Datascope Corp. ..................        50
      11    Dentsply International, Inc. .....       444
       8    Edwards Lifesciences Corp. (b)....       264
       3    Enzo Biochem, Inc. (b)............        74
      26    Gilead Sciences, Inc. (b).........     1,444
       3    Haemonetics Corp. (b).............        53
       3    Hillenbrand Industries, Inc. .....       136
       2    Hologic, Inc. (b).................        29
      10    ICN Pharmaceuticals, Inc. ........       163
       2    ICU Medical, Inc. (b).............        52
      11    IDEC Pharmaceuticals Corp. (b)....       368
       8    IDEXX Laboratories, Inc. (b)......       285
       2    Inamed Corp. (b)..................       125
       3    Integra Lifesciences Corp. (b)....        87
       7    Invacare Corp. ...................       240
      18    IVAX Corp. (b)....................       323
       5    Mentor Corp. .....................       105
       3    MGI Pharma, Inc. (b)..............        72

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 78

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
      47    Millennium Pharmaceuticals, Inc.
              (b).............................  $    745
      26    Mylan Laboratories, Inc. .........       887
       3    Noven Pharmaceuticals, Inc. (b)...        27
       2    Osteotech, Inc. (b)...............        28
       4    Pharmaceutical Resources, Inc.
              (b).............................       193
       2    Possis Medical, Inc. (b)..........        28
       7    Protein Design Labs, Inc. (b).....       105
       5    Regeneron Pharmaceuticals, Inc.
              (b).............................        86
       2    Respironics, Inc. (b).............        61
       7    Savient Pharmaceuticals, Inc.
              (b).............................        31
      10    Sepracor, Inc. (b)................       184
      12    SICOR, Inc. (b)...................       240
      21    Steris Corp. (b)..................       477
       2    Surmodics, Inc. (b)...............        60
       4    Sybron Dental Specialties, Inc.
              (b).............................       104
       3    Theragenics Corp. (b).............        15
       8    Varian Medical Systems, Inc.
              (b).............................       435
      15    Vertex Pharmaceuticals, Inc.
              (b).............................       217
       3    Viasys Healthcare, Inc. (b).......        62
       2    Vital Signs, Inc. ................        39
                                                --------
                                                  12,036
                                                --------
Industrial Services (3.9%):
       2    Atwood Oceanics, Inc. (b).........        43
       1    Butler Manufacturing Co. .........        12
      15    Cal Dive International, Inc.
              (b).............................       337
       2    Carbo Ceramics, Inc. .............        64
       5    Cooper Cameron Corp. (b)..........       257
       2    Dril-Quip, Inc. (b)...............        36
       6    Dycom Industries, Inc. (b)........        93
       8    Emcor Group, Inc. (b).............       383
       6    ENSCO International, Inc. ........       157
      23    FMC Technologies, Inc. (b)........       487
       5    Granite Construction, Inc. .......        92
       4    Grant Prideco, Inc. (b)...........        51
       8    Hanover Compressor Co. (b)........        87
       3    Hydril Co. (b)....................        73
       6    Input/Output, Inc. (b)............        32
       3    Insituform Technologies, Inc.
              (b).............................        54
       2    Ionics, Inc. (b)..................        45
       5    Maverick Tube Corp. (b)...........        92
      12    National-Oil Well, Inc. (b).......       268
       3    Oceaneering International, Inc.
              (b).............................        70
       3    Offshore Logistics, Inc. (b)......        56
       4    Overseas Shipholding Group,
              Inc. ...........................        87
      14    Pride International, Inc. (b).....       264
      11    Quanta Services, Inc. (b).........        79
      30    Republic Services, Inc. (b).......       677
       2    Seacor Smit, Inc. (b).............        90
       5    Shaw Group, Inc. (b)..............        60
       5    Smith International, Inc. (b).....       181

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Industrial Services, continued:
       7    Tetra Tech, Inc. (b)..............  $    112
       2    Tetra Technologies, Inc. (b)......        48
      10    Tidewater, Inc. ..................       290
       4    URS Corp. (b).....................        73
      27    Varco International, Inc. (b).....       536
       4    Veritas DGC, Inc. (b).............        41
       3    W-H Energy Services, Inc. (b).....        60
       8    Waste Connections, Inc. (b).......       275
      10    Weatherford International Ltd.
              (b).............................       400
                                                --------
                                                   6,062
                                                --------
Non-Energy Minerals (0.5%):
      14    AK Steel Holding Corp. (b)........        49
       2    Brush Engineered Materials, Inc.
              (b).............................        13
       3    Carpenter Technology Corp. .......        40
       2    Century Aluminum Co. .............        17
       1    Cleveland Cliffs, Inc. (b)........        19
       2    Commonwealth Industries, Inc. ....         7
       1    Deltic Timber Corp. ..............        39
       2    Elkcorp...........................        50
       1    Florida Rock Industries, Inc. ....        42
       2    Imco Recycling, Inc. (b)..........        11
       2    Quanex Corp. .....................        47
       3    Rayonier, Inc. ...................        94
       4    Reliance Steel & Aluminum Co. ....        81
       3    Ryerson Tull, Inc. ...............        27
       5    Steel Dynamics, Inc. (b)..........        73
       5    Stillwater Mining Co. (b).........        28
       2    Texas Industries, Inc. ...........        58
       2    Universal Forest Products,
              Inc. ...........................        48
                                                --------
                                                     743
                                                --------
Process Industries (4.0%):
       4    A. Schulman, Inc. ................        58
       8    Airgas, Inc. .....................       127
       4    Albany International Corp. .......       102
       2    Albemarle Corp. ..................        68
      13    AptarGroup, Inc. .................       450
       3    Arch Chemicals, Inc. .............        49
       3    Brady Corp., Class A..............        89
       4    Buckeye Technologies, Inc. (b)....        27
       7    Cabot Corp. ......................       191
       3    Cambrex Corp. ....................        75
       3    Caraustar Industries, Inc. (b)....        26
       2    Chesapeake Corp. .................        38
       2    Corn Products International,
              Inc. ...........................        68
      14    Crompton Corp. ...................       101
      14    Cytec Industries, Inc. (b)........       465
       6    Donaldson Co., Inc. ..............       267
       3    Ferro Corp. ......................        68
      19    FMC Corp. (b).....................       421

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
       4    Georgia Gulf Corp. ...............  $     73
       5    Glatfelter (P. H.) Co. ...........        73
       3    H.B. Fuller Co. ..................        74
       2    Intermagnetics General Corp.
              (b).............................        38
       6    Longview Fibre Co. ...............        52
      14    Lubrizol Corp. ...................       422
       2    Lydall, Inc. (b)..................        16
       2    Lyondell Chemical Co. ............        32
       4    Macdermid, Inc. ..................        98
       1    Material Sciences Corp. (b).......        12
       6    Minerals Technologies, Inc. ......       293
       2    Mobile Mini, Inc. (b).............        27
       3    Myers Industries, Inc. ...........        33
       4    OM Group, Inc. ...................        52
       5    Omnova Solutions, Inc. (b)........        18
       8    Packaging Corp. of America (b)....       151
       1    Penford Corp. ....................         7
      11    Polyone Corp. ....................        48
       2    Pope & Talbot, Inc. ..............        21
       3    Potlatch Corp. ...................        90
       1    Quaker Chemical Corp. ............        23
       3    Rock-Tenn Co., Class A............        52
       2    Rogers Corp. (b)..................        61
      31    RPM International, Inc. ..........       432
       5    Scotts Co., Class A (b)...........       269
      18    Sensient Technologies Corp. ......       409
      12    Sonoco Products Co. ..............       288
       6    Unifi, Inc. (b)...................        39
       1    Valspar Corp. ....................        57
       6    Wausau-Mosinee Paper Corp. .......        72
       2    WD-40 Co. ........................        52
       4    Wellman, Inc. ....................        41
                                                --------
                                                   6,115
                                                --------
Producer Manufacturing (5.1%):
       5    Acuity Brands, Inc. ..............        87
      24    AGCO Corp. (b)....................       416
       6    ALLETE, Inc. .....................       147
       7    AMETEK, Inc. .....................       272
      12    Arvinmeritor, Inc. ...............       247
       2    Astec Industries, Inc. (b)........        20
       3    AstroPower, Inc. (b)..............         9
       4    Baldor Electric Co. ..............        81
       3    Belden, Inc. .....................        45
       3    Borg Warner, Inc. ................       188
       3    C&D Technologies, Inc. ...........        43
       5    Cable Design Technologies Corp.,
              Class A (b).....................        39
       2    Carlisle Cos., Inc. ..............       103
       3    Commercial Metals Co. ............        54

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
       2    Cuno, Inc. (b)....................  $     69
       2    Dionex Corp. (b)..................        99
      22    Energizer Holdings, Inc. (b)......       705
       7    Flowserve Corp. (b)...............       137
       2    Gardner Denver Machinery, Inc.
              (b).............................        37
       3    Graco, Inc. ......................       110
       4    Griffon Corp. (b).................        61
       3    Harsco Corp. .....................       113
       4    HON Industries, Inc. .............       124
      13    Hubbell, Inc., Class B............       431
       4    IDEX Corp. .......................       150
       6    Interface, Inc. ..................        27
       3    Intermet Corp. ...................        11
       5    JLG Industries, Inc. .............        33
       4    Kaydon Corp. .....................        74
      15    Lear Corp. (b)....................       672
       7    Lennox International, Inc. .......        93
       1    Lindsay Manufacturing Co. ........        33
       3    Magnetek, Inc. (b)................         7
       3    Manitowoc Co., Inc. ..............        57
       4    Milacron, Inc. ...................        19
       4    Modine Manufacturing Co. .........        80
       4    Mueller Industries, Inc. (b)......       107
       4    Nordson Corp. ....................        94
       3    Oshkosh Truck Corp. ..............       171
      12    Pentair, Inc. ....................       459
       3    Regal Beloit Corp. ...............        54
       2    Robbins & Myers, Inc. ............        32
       2    RTI International Metals, Inc.
              (b).............................        22
       3    Simpson Manufacturing Co., Inc.
              (b).............................       102
       4    Smith (A.O.) Corp. ...............        99
       2    SPS Technologies, Inc. (b)........        41
      12    SPX Corp. (b).....................       523
       1    Standex International Corp. ......        31
       1    Steel Technologies, Inc. .........        13
       3    Stewart & Stevenson Services,
              Inc. ...........................        52
       2    Tecumseh Products Co. ............        82
       3    Teleflex, Inc. ...................       133
       2    Thomas Industries, Inc. ..........        48
       3    Timken Co. .......................        48
       8    Tower Automotive, Inc. (b)........        29
       4    Tredegar Industries Corp. ........        66
       6    Trinity Industries, Inc. .........       103
       3    Valmont Industries, Inc. .........        55
       7    Varian, Inc. (b)..................       236
       3    Wabash National Corp. (b).........        37
       3    Watsco, Inc. .....................        51
       3    Watts Industries, Inc., Class A...        55
       1    Wolverine Tube, Inc. (b)..........         7

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 80

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
       1    Woodward Governor Co. ............  $     56
       8    York International Corp. .........       199
                                                --------
                                                   7,898
                                                --------
Retail Trade (5.2%):
      24    Abercrombie & Fitch Co., Class A
              (b).............................       674
       5    Ann Taylor Stores Corp. (b).......       152
      21    Barnes & Noble, Inc. (b)..........       490
      18    BJ's Wholesale Club, Inc. (b).....       266
      15    Borders Group, Inc. (b)...........       263
       2    Building Material Holding Co. ....        22
       5    Burlington Coat Factory Warehouse
              Corp. ..........................        98
       6    Casey's General Stores, Inc. .....        81
       3    Cato Corp., Class A...............        61
       3    Children's Place Retail Stores,
              Inc. (b)........................        64
      16    Claire's Stores, Inc. ............       418
       2    Cost Plus, Inc. (b)...............        89
       1    CPI Corp. ........................        17
       8    Dollar Tree Stores, Inc. (b)......       254
       3    Dress Barn, Inc. (b)..............        44
       3    Duane Reade, Inc. (b).............        45
       2    Footstar, Inc. (b)................        30
       3    Genesco, Inc. (b).................        45
       4    Goody's Family Clothing, Inc.
              (b).............................        32
       4    Great Atlantic & Pacific Tea, Inc.
              (b).............................        39
      13    Group 1 Automotive, Inc. (b)......       406
       3    Gymboree Corp. (b)................        56
       2    Hancock Fabrics, Inc. ............        36
       3    Haverty Furniture Cos., Inc. .....        46
       4    Hot Topic, Inc. (b)...............        97
       6    Insight Enterprises, Inc. (b).....        58
       2    J. Jill Group, Inc. (b)...........        39
       2    Jo-Ann Stores, Inc. (b)...........        55
       5    Men's Wearhouse, Inc. (b).........       117
      16    Michael's Stores, Inc. (b)........       590
       2    Midas, Inc. (b)...................        22
       4    Movie Gallery, Inc. (b)...........        73
       8    Neiman-Marcus Group, Inc., Class A
              (b).............................       296
       5    O'Reilly Automotive, Inc. (b).....       160
       6    Pacific Sunwear of California,
              Inc. (b)........................       137
      15    Payless Shoesource, Inc. (b)......       190
       6    Pep Boys-Manny, Moe & Jack........        80
      14    Pier 1 Imports, Inc. .............       285
      16    Regis Corp. ......................       475
       9    Ross Stores, Inc. ................       375
       6    Ruddick Corp. ....................        87
      32    Saks, Inc. (b)....................       306
       3    Shopko Stores, Inc. (b)...........        43
       5    Stein Mart, Inc. (b)..............        29

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
       4    Tractor Supply Co. (b)............  $    176
       2    Ultimate Electronics, Inc. (b)....        22
       3    Wet Seal, Inc., Class A (b).......        37
       2    Whole Foods Market, Inc. (b)......       108
      11    Williams-Sonoma, Inc. (b).........       312
       2    Zale Corp. (b)....................        77
                                                --------
                                                   7,974
                                                --------
Technology Services (4.5%):
      16    Acxiom Corp. (b)..................       241
      24    Affiliated Computer Services,
              Inc., Class A (b)...............     1,078
       5    American Management Systems, Inc.
              (b).............................        69
       2    Ansys, Inc. (b)...................        52
       7    Ascential Software Corp. (b)......       120
      15    BISYS Group, Inc. (b).............       276
       2    Black Box Corp. ..................        89
      12    CACI International, Inc., Class A
              (b).............................       408
       3    Carreker Corp. (b)................        12
      16    Ceridian Corp. (b)................       263
      12    Checkfree Corp. (b)...............       333
       7    Ciber, Inc. (b)...................        52
       2    Concord Communications, Inc.
              (b).............................        27
       6    CSG Systems International, Inc.
              (b).............................        92
      23    DST Systems, Inc. (b).............       875
       5    eFunds Corp. (b)..................        62
       4    Filenet Corp. (b).................        73
       4    Hyperion Solutions Corp. (b)......       128
       5    Internet Security Systems, Inc.
              (b).............................        74
       3    JDA Software Group, Inc. (b)......        36
       8    Keane, Inc. (b)...................       107
      14    Legato Systems, Inc. (b)..........       114
       7    Macromedia, Inc. (b)..............       151
       9    Macrovision Corp. (b).............       184
       1    MapInfo Corp. (b).................        10
       2    Micros Systems, Inc. (b)..........        67
       3    MRO Software, Inc. (b)............        23
       4    Netegrity, Inc. (b)...............        23
      25    Network Associates, Inc. (b)......       323
       7    Overture Services, Inc. (b).......       121
       3    Pegasus Solutions, Inc. (b).......        46
       3    Phoenix Technologies Ltd. (b).....        17
       4    Progress Software Corp. (b).......        86
       2    QRS Corp. (b).....................        10
       6    Retek, Inc. (b)...................        40
      13    Reynolds & Reynolds Co., Class
              A...............................       370
       2    Roxio, Inc. (b)...................        15
       5    Serena Software, Inc. (b).........       104
       2    SPSS, Inc. (b)....................        32
      31    Sybase, Inc. (b)..................       431

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
       4    Systems & Computer Technology
              Corp. (b).......................  $     34
       2    TALX Corp. .......................        38
       4    Transaction Systems Architects,
              Inc., Class A (b)...............        36
       4    Verity, Inc. (b)..................        51
       3    Websense, Inc. (b)................        40
      10    Wind River Systems, Inc. (b)......        37
       2    Zix Corp. (b).....................         6
                                                --------
                                                   6,876
                                                --------
Transportation (2.1%):
       6    Airborne, Inc. ...................       123
       3    Alaska Air Group, Inc. (b)........        68
       5    Alexander & Baldwin, Inc. ........       137
       3    Arkansas Best Corp. ..............        67
       6    Atlantic Coast Airlines, Inc.
              (b).............................        78
       7    C.H. Robinson Worldwide, Inc. ....       244
      16    CNF, Inc. ........................       402
       6    EGL, Inc. (b).....................        90
      12    Expeditors International of
              Washington, Inc. ...............       399
       2    Forward Air Corp. (b).............        63
       3    Frontier Airlines, Inc. (b).......        31
       5    Heartland Express, Inc. (b).......       121
       7    J.B. Hunt Transport Services, Inc.
              (b).............................       259
       7    Kansas City Southern Industries,
              Inc. (b)........................        82
       3    Kirby Corp. (b)...................        78
       4    Knight Transportation, Inc. (b)...       110
       2    Landstar System, Inc. (b).........       117
       4    Mesa Air Group, Inc. (b)..........        31
       4    Roadway Express, Inc. ............       108
       2    Skywest, Inc. ....................        47
       7    Swift Transportation Co., Inc.
              (b).............................       126
       3    USF Corp. ........................        83
       5    Werner Enterprises, Inc. .........        99
       8    Yellow Corp. (b)..................       193
                                                --------
                                                   3,156
                                                --------
Utilities (6.1%):
       6    AGL Resources, Inc. ..............       140
      11    Alliant Energy Corp. .............       209
       2    American States Water Co. ........        51
       3    Atmos Energy Corp. ...............        72
       6    Avista Corp. .....................        78
      11    Black Hills Corp. ................       343
       1    Cascade Natural Gas Corp. ........        23
       1    Central Vermont Public Services
              Corp. ..........................        23
       2    CH Energy Group, Inc. ............        85
      18    Cleco Corp. ......................       316
       6    El Paso Electric Co. (b)..........        72

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
       8    Energen Corp. ....................  $    269
      33    Energy East Corp. ................       686
       7    Great Plains Energy, Inc. ........       206
       1    Green Mountain Power Corp. .......        13
       2    Laclede Group, Inc. ..............        55
       6    MDU Resources Group, Inc. ........       216
      22    National Fuel Gas Co. ............       571
       3    New Jersey Resources Corp. .......       110
       3    Northwest Natural Gas Co. ........        79
       3    Northwestern Corp. ...............         6
       5    NSTAR.............................       227
       2    NUI Corp. ........................        28
      14    OGE Energy Corp. .................       293
      25    Oneok, Inc. ......................       493
      36    Pepco Holdings, Inc. .............       696
       5    PNM Resources, Inc. ..............       122
      14    Puget Energy, Inc. ...............       345
      12    Questar Corp. ....................       387
      16    Scana Corp. ......................       541
      14    Sierra Pacific Resources (b)......        81
       6    Southern Union Co. (b)............       107
       4    Southwest Gas Corp. ..............        79
       3    Southwestern Energy Co. (b).......        47
       9    UGI Corp. ........................       272
       2    UIL Holdings Corp. ...............        67
       4    Unisource Energy Corp. ...........        73
       9    Vectren Corp. ....................       228
       8    Westar Energy, Inc. ..............       136
      17    WGL Holdings, Inc. ...............       444
      26    Wisconsin Energy Corp. ...........       743
       9    WPS Resources Corp. ..............       345
                                                --------
                                                   9,377
                                                --------
  Total Common Stocks                            148,349
                                                --------
INVESTMENT COMPANIES (3.8%):
      26    Mid-Cap 400 Depository Receipt....     2,267
   3,512    One Group Prime Money Market Fund,
              Class I (c).....................     3,512
                                                --------
  Total Investment Companies                       5,779
                                                --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (9.3%):
 $14,300    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............    14,300
                                                --------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               14,300
                                                --------
Total (Cost $153,874) (a)                       $168,428
                                                ========

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 82

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

------------

Percentages indicated are based on net assets of $153,891.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $22,255
                   Unrealized depreciation......................   (7,701)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $14,554
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
 COMMON STOCKS (97.1%):
Commercial Services (0.5%):
      3     Fair Issac & Co., Inc. .............  $   134
                                                  -------
Consumer Durables (1.2%):
      5     Electronic Arts, Inc. (b)...........      355
                                                  -------
Consumer Services (2.1%):
      6     eBay, Inc. (b)......................      635
                                                  -------
Distribution Services (0.4%):
      4     Arrow Electronics, Inc. (b).........       62
      5     Avnet, Inc. (b).....................       60
                                                  -------
                                                      122
                                                  -------
Electronic Technology (48.0%):
     20     3Com Corp. (b)......................       92
      3     Adtran, Inc. (b)....................      133
      5     Advanced Fibre Communication, Inc.
              (b)...............................       88
      7     Agilent Technologies (b)............      143
      5     Altera Corp. (b)....................       75
      8     Analog Devices, Inc. (b)............      268
     15     Apple Computer, Inc. (b)............      291
     32     Applied Materials, Inc. (b).........      500
      5     ASML Holding (b)....................       48
    134     Cisco Systems, Inc. (b).............    2,240
     10     Comverse Technology, Inc. (b).......      152
     52     Dell Computer Corp. (b).............    1,649
     35     EMC Corp. (b).......................      366
      5     Fairchild Semiconductor
              International, Inc. (b)...........       65
      3     Harris Corp. .......................       87
     62     Hewlett-Packard Co. ................    1,322
      2     Imation Corp. ......................       57
      6     Integrated Circuit Systems (b)......      179
    124     Intel Corp. ........................    2,584
      7     Intersil Corp., Class A (b).........      189
      3     Jabil Circuit, Inc. (b).............       71
      2     Lexmark International, Inc., Class A
              (b)...............................      149
      7     Linear Technology Corp. ............      235
      6     Maxim Integrated Products, Inc. ....      202
      9     Microchip Technology, Inc. (b)......      224
     27     Motorola, Inc. .....................      251
      3     National Semiconductor Corp. (b)....       53
      6     Network Appliance, Inc. (b).........      101
      8     Newport Corp. (b)...................      118
      6     Novellus Systems, Inc. (b)..........      220
     16     Qualcomm, Inc. .....................      586
     23     STMicroelectronics..................      484
      1     Storage Technology Corp. (b)........       28
     36     Sun Microsystems, Inc. (b)..........      164
      1     Synopsys, Inc. (b)..................       80
      6     Tekelec (b).........................       72

 SHARES
   OR
PRINCIPAL
 AMOUNT             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     33     Texas Instruments, Inc. ............  $   583
      6     Xilinx, Inc. (b)....................      139
                                                  -------
                                                   14,288
                                                  -------
Retail Trade (0.7%):
      6     InterActiveCorp (b).................      222
                                                  -------
Technology Services (44.2%):
      9     Accenture Ltd. (b)..................      154
      6     Adobe Systems, Inc. ................      206
      5     Affiliated Computer Services, Class
              A (b).............................      220
      8     Ascential Software Corp. (b)........      132
      9     AutoDesk, Inc. .....................      142
     14     Automatic Data Processing, Inc. ....      477
     10     BMC Software, Inc. (b)..............      167
     10     Ceridian Corp. (b)..................      165
      4     Checkfree Corp. (b).................      120
      4     Cognos, Inc. (b)....................      103
      4     Computer Sciences Corp. (b).........      133
     18     Concord EFS, Inc. (b)...............      271
      8     Electronic Data Systems Corp. ......      178
     17     First Data Corp. ...................      703
      8     Fiserv, Inc. (b)....................      271
      8     Informatica Corp. (b)...............       57
     33     International Business Machines
              Corp. ............................    2,689
      4     Intuit, Inc. (b)....................      156
      3     Macromedia, Inc. (b)................       65
    140     Microsoft Corp. ....................    3,592
      2     National Instruments Corp. (b)......       76
      5     NetIQ Corp. (b).....................       73
    106     Oracle Corp. (b)....................    1,273
     26     Parametric Technology Corp. (b).....       81
     12     Paychex, Inc. ......................      337
      8     PeopleSoft, Inc. (b)................      139
      5     Reynolds & Reynolds Co., Class A....      149
     10     SunGard Data Systems, Inc. (b)......      267
      7     Sybase, Inc. (b)....................      102
      5     Symantec Corp. (b)..................      197
     14     Tibco Software, Inc (b).............       73
     14     Unisys Corp. (b)....................      173
      7     Veritas Software Corp. (b)..........      212
                                                  -------
                                                   13,153
                                                  -------
  Total Common Stocks                              28,909
                                                  -------
INVESTMENT COMPANIES (2.9%):
    856     One Group Prime Money Market Fund,
              Class I (c).......................      856
                                                  -------
  Total Investment Companies                          856
                                                  -------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 84

ONE GROUP TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
 SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING (10.0%):
 $2,978     Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)..............  $ 2,978
                                                  -------
  Total Short-Term Securities Held as Collateral
  for Securities Lending                            2,978
                                                  -------
Total (Cost $44,425) (a)                          $32,743
                                                  =======

------------

Percentages indicated are based on net assets of $29,761.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  2,136
                   Unrealized depreciation......................   (17,675)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(15,539)
                                                                  ========

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
 COMMON STOCKS (96.5%):
Distribution Services (7.9%):
     8      AmerisourceBergen Corp. ............  $   555
    14      Andrx Corp. (b).....................      283
    14      McKesson Corp. .....................      482
                                                  -------
                                                    1,320
                                                  -------
Health Services (15.6%):
     6      Anthem, Inc. (b)....................      463
    15      Caremark Rx, Inc. (b)...............      372
     6      Express Scripts, Inc., Class A
              (b)...............................      383
     7      HCA-The Healthcare Corp. ...........      238
    13      Omnicare, Inc. .....................      426
    12      UnitedHealth Group, Inc. ...........      612
     3      Universal Health Services, Inc.,
              Class B (b).......................      119
                                                  -------
                                                    2,613
                                                  -------
Health Technology (73.0%):
    21      Abbott Laboratories.................      901
    20      Amgen, Inc. (b).....................    1,347
     6      Angiotech Pharmaceuticals, Inc.
              (b)...............................      236
     7      Baxter International, Inc. .........      181
     9      Boston Scientific Corp. (b).........      519
    18      Eli Lilly & Co. ....................    1,262
     2      Forest Laboratories, Inc. (b).......      115
     9      Genzyme Corp. (b)...................      372
     9      Gilead Sciences, Inc. (b)...........      504
    14      Johnson & Johnson...................      716

 SHARES
   OR
PRINCIPAL
 AMOUNT             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
    15      Medtronic, Inc. ....................  $   731
    22      Merck & Co., Inc. ..................    1,332
    51      Pfizer, Inc. .......................    1,732
    23      Protein Design Labs, Inc. (b).......      326
    18      SICOR, Inc. (b).....................      360
     6      St. Jude Medical, Inc. (b)..........      351
    12      Watson Pharmaceuticals, Inc. (b)....      472
    17      Wyeth...............................      794
                                                  -------
                                                   12,251
                                                  -------
  Total Common Stocks                              16,184
                                                  -------
INVESTMENT COMPANIES (3.5%):
   589      One Group Prime Money Market Fund,
              Class I (c).......................      589
                                                  -------
  Total Investment Companies                          589
                                                  -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (1.2%):
  $207      Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)..............      207
                                                  -------
  Total Short-Term Securities Held as Collateral
  for Securities Lending                              207
                                                  -------
Total (Cost $14,398) (a)                          $16,980
                                                  =======

------------

Percentages indicated are based on net assets of $16,761.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $2,871
                   Unrealized depreciation......................   ( 289)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $2,582
                                                                  ======

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 86

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (59.5%):
Commercial Services (1.2%):
      31    Equifax, Inc. ....................  $    805
      14    Fair Issac & Co., Inc. ...........       713
      27    FTI Consulting, Inc. (b)..........       667
      63    IKON Office Solutions, Inc. ......       562
      16    John H. Harland Co. ..............       411
      15    Maximus, Inc. (b).................       414
                                                --------
                                                   3,572
                                                --------
Communications (0.3%):
      40    AT&T Corp. .......................       769
                                                --------
Consumer Durables (3.0%):
      10    Centex Corp. .....................       780
      30    D.R. Horton, Inc. ................       838
      24    Eastman Kodak Co. ................       651
      75    Ford Motor Co. ...................       819
      22    General Motors Corp. .............       780
      15    Hovnanian Enterprises Inc., Class
              A (b)...........................       886
      13    KB Home...........................       818
      10    Lennar Corp. .....................       683
       2    NVR, Inc. (b).....................       790
      12    Pulte Corp. ......................       722
      30    Take-Two Interactive Software,
              Inc. (b)........................       857
                                                --------
                                                   8,624
                                                --------
Consumer Non-Durables (4.2%):
      44    American Greetings Corp., Class A
              (b).............................       869
      14    Blyth Industries, Inc. ...........       377
      41    Coca-Cola Enterprises, Inc. ......       740
      13    Columbia Sportswear Co. (b).......       650
      28    Constellation Brands, Inc., Class
              A (b)...........................       887
      25    Dean Foods Co. (b)................       797
      84    Del Monte Foods Co. (b)...........       744
      39    Dial Corp. .......................       758
      26    Jones Apparel Group, Inc. (b).....       763
      20    Kellwood Co. .....................       643
      10    Lancaster Colony Corp. ...........       381
      23    Liz Claiborne, Inc. ..............       800
      31    Loews Corp. - Carolina Group......       847
      22    Proquest Co. (b)..................       574
      40    Quiksilver, Inc. (b)..............       666
      15    Timberland Co., Class A (b).......       816
      20    V.F. Corp. .......................       689
                                                --------
                                                  12,001
                                                --------
Consumer Services (3.3%):
      26    Applebee's International, Inc. ...       831
      33    Belo Corp., Class A...............       732
      22    CBRL Group, Inc. .................       841
      35    Cox Radio, Inc., Class A (b)......       803
      11    Expedia, Inc., Class A (b)........       808
      27    Fox Entertainment Group, Inc.
              (b).............................       786
      22    GTECH Holdings Corp. (b)..........       814

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
      37    Jack in the Box, Inc. (b).........  $    825
      20    Landry's Seafood Restaurants,
              Inc. ...........................       470
      26    Mandalay Resort Group.............       819
     101    Park Place Entertainment Corp.
              (b).............................       919
       1    Washington Post Co., Class B......       799
                                                --------
                                                   9,447
                                                --------
Distribution Services (0.7%):
      51    Arrow Electronics, Inc. (b).......       778
      22    Performance Food Group Co. (b)....       800
      14    United Natural Foods, Inc. (b)....       389
                                                --------
                                                   1,967
                                                --------
Electronic Technology (7.4%):
      44    Allen Telecom, Inc. (b)...........       732
      15    Alliant Techsystems, Inc. (b).....       764
      16    Amphenol Corp., Class A (b).......       757
     119    Avaya, Inc. (b)...................       769
      24    Avid Technology, Inc. (b).........       850
      28    Avocent Corp. (b).................       850
      28    Benchmark Electronics, Inc. (b)...       861
     118    Corning, Inc. (b).................       869
      34    Cree Research, Inc. (b)...........       553
      11    Engineered Support Systems,
              Inc. ...........................       462
      42    Foundry Networks, Inc. (b)........       602
      25    Harris Corp. .....................       754
      40    Hewlett-Packard Co. ..............       862
      26    Hutchinson Technology, Inc. (b)...       854
      23    Imation Corp. ....................       867
      13    Kronos, Inc. (b)..................       654
     107    Level 3 Communications, Inc.
              (b).............................       710
      11    Lexmark International, Inc., Class
              A (b)...........................       763
     320    Lucent Technologies, Inc. (b).....       650
     107    Maxtor Corp. (b)..................       801
      31    NCR Corp. (b).....................       801
      61    Pinnacle Systems, Inc. (b)........       650
      33    Rockwell International Corp. .....       780
      26    Silicon Laboratories, Inc. (b)....       701
      24    Storage Technology Corp. (b)......       613
      26    Varian Semiconductor Equipment
              Assoc., Inc. (b)................       774
      56    Vishay Intertechnology, Inc.
              (b).............................       737
      65    Western Digital Corp. (b).........       665
      70    Xerox Corp. (b)...................       741
                                                --------
                                                  21,446
                                                --------
Energy Minerals (1.8%):
      19    Anadarko Petroleum Corp. .........       854
      73    Chesapeake Energy Corp. ..........       740
      14    ConocoPhillips....................       761
      12    Devon Energy Corp. ...............       614
      18    Pogo Producing Co. ...............       749

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
      19    Stone Energy Corp. (b)............  $    788
      20    Sunoco, Inc. .....................       765
                                                --------
                                                   5,271
                                                --------
Finance (9.9%):
      21    Allstate Corp. ...................       763
      17    American Financial Group, Inc. ...       393
      24    AmerUs Group Co., Class A.........       675
      31    AmSouth Bancorp...................       679
      29    Arden Realty, Inc. ...............       750
      17    Associated Banc Corp. ............       612
      10    Bank of America Corp. ............       796
      10    Bear Stearns Cos., Inc. ..........       743
      18    Chelsea Property Group, Inc. .....       712
      26    CNA Financial Corp. (b)...........       635
      10    Countrywide Financial Corp. ......       730
      14    Delphi Financial Group, Class A...       652
      18    Doral Financial Corp. ............       807
      48    E*Trade Group, Inc. (b)...........       404
      11    Everest Re Group Ltd. ............       810
       7    Fannie Mae........................       481
      25    Fidelity National Financial,
              Inc. ...........................       782
      22    First American Financial Corp. ...       588
      17    First Tennessee National Corp. ...       734
      33    Flagstar Bancorp, Inc. ...........       795
      13    General Growth Properties.........       792
      15    GreenPoint Financial Corp. .......       786
      24    JP Morgan Chase & Co. ............       806
      13    LandAmerica Financial Group,
              Inc. ...........................       619
      11    Lehman Brothers Holdings, Inc. ...       715
      22    Liberty Property Trust............       778
      17    Loews Corp. ......................       781
      28    MetLife, Inc. ....................       794
      23    National City Corp. ..............       752
      16    New Century Financial Corp. ......       708
      12    Old Republic International
              Corp. ..........................       421
      27    PMI Group, Inc. ..................       738
      10    Popular, Inc. ....................       377
      11    Progressive Corp. ................       778
      22    Regions Financial Corp. ..........       746
      20    Reinsurance Group of America,
              Inc. ...........................       649
      29    Ryder Systems, Inc. ..............       755
      25    Union Planters Corp. .............       765
      43    United Dominion Realty Trust,
              Inc. ...........................       744
      18    Vornado Realty Trust..............       773
      16    W.R. Berkley Corp. ...............       822
                                                --------
                                                  28,640
                                                --------
Health Services (3.3%):
      23    AdvancePCS (b)....................       876
      22    Amerigroup Corp. (b)..............       817
      31    Apria Healthcare Group, Inc.
              (b).............................       783
      17    Coventry Health Care, Inc. (b)....       805
      31    Davita, Inc. (b)..................       836

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Services, continued:
      26    Health Net, Inc., Class A (b).....  $    859
      16    Intermune, Inc. (b)...............       261
      12    Martek Biosciences, Inc. (b)......       517
      20    Oxford Health Plans, Inc. (b).....       850
      20    PacifiCare Health Systems, Inc.
              (b).............................       965
      39    Sierra Health Services (b)........       777
      16    Sunrise Assisted Living, Inc.
              (b).............................       348
      36    Triad Hospitals, Inc. (b).........       902
                                                --------
                                                   9,596
                                                --------
Health Technology (3.5%):
      37    Alpharma, Inc., Class A...........       802
      21    Bausch & Lomb, Inc. ..............       770
      13    Bio-Rad Laboratories, Inc. (b)....       723
      33    Biomarin Pharmaceutical, Inc.
              (b).............................       321
      18    Biosite, Inc. (b).................       866
      23    Cooper Cos., Inc. ................       800
      25    Edwards Lifesciences Corp. (b)....       803
      13    IDEXX Laboratories, Inc. (b)......       444
      18    Mentor Corp. .....................       343
      26    Mylan Laboratories, Inc. .........       888
      30    PerkinElmer, Inc. ................       418
      19    Pharmaceutical Resources, Inc.
              (b).............................       934
      10    Respironics, Inc. (b).............       385
      34    Steris Corp. (b)..................       786
      21    Watson Pharmaceuticals, Inc.
              (b).............................       833
                                                --------
                                                  10,116
                                                --------
Industrial Services (1.8%):
      34    FMC Technologies, Inc. (b)........       708
      21    Granite Construction, Inc. .......       407
      31    Halliburton Co. ..................       724
      68    Hanover Compressor Co. (b)........       764
      19    Jacobs Engineering Group, Inc.
              (b).............................       818
      14    Oceaneering International, Inc.
              (b).............................       348
      35    Varco International, Inc. (b).....       681
      22    Waste Connections, Inc. (b).......       789
                                                --------
                                                   5,239
                                                --------
Non-Energy Minerals (0.8%):
      35    Freeport-McMoRan Copper & Gold,
              Inc., Class B...................       846
      51    Louisiana-Pacific Corp. (b).......       549
      48    United States Steel Corp. ........       794
                                                --------
                                                   2,189
                                                --------
Process Industries (2.1%):
      42    Airgas, Inc. .....................       711
      26    Cabot Corp. ......................       746
     116    Crown Holdings, Inc. (b)..........       829
      24    Cytec Industries, Inc. (b)........       806
      39    Hercules, Inc. (b)................       383
      13    Minerals Technologies, Inc. ......       628
      64    RPM International, Inc. ..........       885

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 88

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
      15    Scotts Co., Class A (b)...........  $    726
      19    Sensient Technologies Corp. ......       440
                                                --------
                                                   6,154
                                                --------
Producer Manufacturing (3.8%):
      42    AGCO Corp. (b)....................       718
      32    American Axle & Manufacturing
              Holdings, Inc. (b)..............       762
      21    AMETEK, Inc. .....................       761
      19    Cooper Industries Ltd., Class A...       796
      87    Dana Corp. .......................     1,001
      24    Energizer Holdings, Inc. (b)......       755
      21    Flowserve Corp. (b)...............       419
      19    Lear Corp. (b)....................       884
      14    Oshkosh Truck Corp. ..............       820
      20    Pitney Bowes, Inc. ...............       786
      12    Smith (A.O.) Corp. ...............       338
      34    Terex Corp. (b)...................       665
      22    Textron, Inc. ....................       845
      48    Tyco International Ltd. ..........       903
      12    Varian, Inc. (b)..................       416
                                                --------
                                                  10,869
                                                --------
Retail Trade (4.0%):
      27    Abercrombie & Fitch Co., Class A
              (b).............................       774
       9    AutoZone, Inc. (b)................       657
      26    Claire's Stores, Inc. ............       664
      59    Foot Locker, Inc. ................       776
      48    Gap, Inc. ........................       903
      46    Hollywood Entertainment Corp.
              (b).............................       784
      49    Kroger Co. (b)....................       817
      37    Pacific Sunwear of California,
              Inc. (b)........................       881
      18    Penn National Gaming, Inc. (b)....       372
      12    Rent-A-Center, Inc. (b)...........       875
     205    Rite Aid Corp. (b)................       914
      17    Tractor Supply Co. (b)............       831
      21    United Auto Group, Inc. (b).......       447
      56    Winn-Dixie Stores, Inc. ..........       686
      18    Yankee Candle Co. (b).............       413
      21    Zale Corp. (b)....................       859
                                                --------
                                                  11,653
                                                --------
Technology Services (3.7%):
      15    Affiliated Computer Services,
              Inc., Class A (b)...............       669
      41    Amdocs Ltd. (b)...................       972
      41    Autodesk, Inc. ...................       656
      21    CACI International, Inc., Class A
              (b).............................       722
      36    Citrix System, Inc. (b)...........       729
      35    Computer Associates International,
              Inc. ...........................       777
     140    Compuware Corp. (b)...............       806

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
      45    Convergys Corp. (b)...............  $    717
      24    Hyperion Solutions Corp. (b)......       826
      16    Interactivecorp, Inc. (b).........       645
      24    Reynolds & Reynolds Co., Class
              A...............................       672
      62    Unisys Corp. (b)..................       763
      34    United Online, Inc. (b)...........       872
      52    Verisign, Inc. (b)................       726
                                                --------
                                                  10,552
                                                --------
Transportation (1.2%):
      27    Burlington Northern Santa Fe
              Corp. ..........................       754
      17    Roadway Express, Inc. ............       489
      43    Skywest, Inc. ....................       827
      24    United Defense Industries, Inc.
              (b).............................       628
      31    Yellow Corp. (b)..................       712
                                                --------
                                                   3,410
                                                --------
Utilities (3.5%):
      37    Alliant Energy Corp. .............       704
     144    Calpine Corp. (b).................       953
      24    Constellation Energy Group,
              Inc. ...........................       837
      46    Edison International, Inc. (b)....       759
      21    First Energy Corp. ...............       793
      30    National Fuel Gas Co. ............       772
      21    NICOR, Inc. ......................       776
      38    NiSource, Inc. ...................       720
      37    Oneok, Inc. ......................       725
      37    Pepco Holdings, Inc. .............       715
      18    PPL Corp. ........................       792
      17    Public Service Enterprise Group,
              Inc. ...........................       739
      27    Wisconsin Energy Corp. ...........       788
                                                --------
                                                  10,073
                                                --------
  Total Common Stocks (d)                        171,588
                                                --------
REPURCHASE AGREEMENTS (22.9%):
 $66,162    Mortgage Backed Joint Repurchase
              Agreement, 1.29%, 7/1/03
              (Proceeds at maturity $66,164,
              collateralized by various U.S.
              Government securities)..........    66,162
                                                --------
  Total Repurchase Agreements                     66,162
                                                --------
INVESTMENT COMPANIES (12.7%):
  18,258    One Group Institutional Prime
              Money Market, Class I (c).......    18,258
  18,259    One Group Prime Money Market Fund,
              Class I (c).....................    18,259
                                                --------
  Total Investment Companies                      36,517
                                                --------
Total (Cost $270,355) (a)                       $274,267
                                                ========

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

------------

Percentages indicated are based on net assets of $288,474.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 6,836
                   Unrealized depreciation......................   (2,924)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 3,912
                                                                  =======

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) All long positions are pledged as collateral for securities sold short.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 90

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT
(AMOUNTS IN THOUSANDS)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 COMMON STOCKS (58.8%):
Commercial Services (1.3%):
    54      Doubleclick, Inc. (b)..............  $    497
   129      Gemstar-TV Guide International,
              Inc. (b).........................       658
    10      Moody's Corp. .....................       501
    45      Robert Half International, Inc.
              (b)..............................       846
    19      Sylvan Learning Systems, Inc.
              (b)..............................       444
    39      Viad Corp. ........................       870
                                                 --------
                                                    3,816
                                                 --------
Communications (0.9%):
    84      American Tower Corp. (b)...........       739
    30      SBC Communications, Inc. ..........       760
   170      Sprint Corp., PCS Group (b)........       976
                                                 --------
                                                    2,475
                                                 --------
Consumer Durables (2.2%):
    61      Clayton Homes, Inc. ...............       763
    44      Cooper Tire & Rubber Co. ..........       770
     7      Electronic Arts, Inc. (b)..........       512
    23      Ethan Allen Interiors, Inc. .......       795
   117      Goodyear Tire & Rubber Co. ........       613
    48      Hasbro, Inc. ......................       837
    35      Leggett & Platt, Inc. .............       717
    51      Smurfit-Stone Container Corp.
              (b)..............................       664
    28      Stanley Works......................       765
                                                 --------
                                                    6,436
                                                 --------
Consumer Non-Durables (3.9%):
    11      Brown-Forman Corp., Class B........       846
    21      Cintas Corp. ......................       727
    17      Coca-Cola Co. .....................       787
    32      ConAgra Foods, Inc. ...............       749
    12      H.J. Heinz Co. ....................       388
    11      Hershey Foods Corp. ...............       762
    22      Kellogg Co. .......................       765
    15      Kimberly-Clark Corp. ..............       772
    23      Kraft Foods, Inc. .................       759
    66      Liberty Media Corp. (b)............       761
    29      McCormick & Co., Inc. .............       783
    49      Metro-Goldwyn-Mayer, Inc. (b)......       613
    30      Pepsi Bottling Group, Inc. ........       599
    17      PepsiCo, Inc. .....................       762
    18      Regal Entertainment Group, Class
              A................................       421
    14      Wm. Wrigley Jr. Co. ...............       767
                                                 --------
                                                   11,261
                                                 --------
Consumer Services (3.2%):
    23      Cheesecake Factory, Inc. (b).......       830
    31      DeVry, Inc. (b)....................       720
    17      Dow Jones & Co., Inc. .............       722
     8      E.W. Scripps Co., Class A..........       696
    33      Emmis Communications Corp., Class A
              (b)..............................       768
    50      Hilton Hotels Corp. ...............       636
    13      IHOP Corp. ........................       411
    24      Krispy Kreme Doughnuts, Inc. (b)...       978

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    22      Lamar Advertising Co., Class A
              (b)..............................  $    760
    43      McDonald's Corp. ..................       940
    23      Scholastic Corp. (b)...............       690
    47      Six Flags, Inc. (b)................       322
    27      Starwood Hotels & Resorts
              Worldwide, Inc. .................       776
                                                 --------
                                                    9,249
                                                 --------
Distribution Services (1.2%):
    40      Andrx Corp. (b)....................       801
    16      Anixter International, Inc. (b)....       379
    15      Henry Schein, Inc. (b).............       804
    17      Patterson Dental Co. (b)...........       782
    16      W.W. Grainger, Inc. ...............       767
                                                 --------
                                                    3,533
                                                 --------
Electronic Technology (8.0%):
    39      Advanced Fibre Communication, Inc.
              (b)..............................       638
    44      Agilent Technologies, Inc. (b).....       863
    39      Altera Corp. (b)...................       643
    21      Analog Devices, Inc. (b)...........       718
    63      Andrew Corp. (b)...................       577
    40      Apple Computer, Inc. (b)...........       767
   154      Applied Micro Circuits Corp. (b)...       934
    17      ATMI, Inc. (b).....................       435
    32      Broadcom Corp., Class A (b)........       795
    25      Cymer, Inc. (b)....................       791
   129      Extreme Networks, Inc. (b).........       681
    28      FLIR Systems, Inc. (b).............       830
    12      General Dynamics Corp. ............       845
    54      Juniper Networks, Inc. (b).........       674
    18      KLA-Tencor Corp. (b)...............       836
    48      Micrel, Inc. (b)...................       494
    35      Microchip Technology, Inc. ........       872
    76      Micromuse, Inc. (b)................       605
    69      Micron Technology, Inc. (b)........       800
    32      National Semiconductor Corp. (b)...       635
    49      Network Appliance, Inc. (b)........       795
     9      Northrop Grumman Corp. ............       743
    24      Novellus Systems, Inc. (b).........       893
    33      NVIDIA Corp. (b)...................       767
    62      Polycom, Inc. (b)..................       856
    24      Raytheon Co. ......................       780
    40      Research in Motion Ltd. (b)........       872
   138      RF Micro Devices, Inc. (b).........       833
    45      Semtech Corp. (b)..................       638
    96      Tellabs, Inc. (b)..................       632
   165      Vitesse Semiconductor Corp. (b)....       810
                                                 --------
                                                   23,052
                                                 --------
Energy Minerals (1.4%):
    36      Arch Coal, Inc. ...................       822
    19      Brown (Tom), Inc. (b)..............       526

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
    14      Cabot Oil & Gas Corp., Class A.....  $    397
    25      Consol Energy, Inc. ...............       559
    21      Exxon Mobil Corp. .................       740
    15      Murphy Oil Corp. ..................       785
    17      XTO Energy, Inc. ..................       352
                                                 --------
                                                    4,181
                                                 --------
Finance (9.8%):
    27      AMB Property Corp. ................       756
    22      American Express Co. ..............       933
    91      Ameritrade Holdings Corp. (b)......       672
    27      Bank of New York Co., Inc. ........       779
    82      Charles Schwab Corp. ..............       831
    21      ChoicePoint, Inc. (b)..............       716
    12      Chubb Corp. .......................       745
    21      Cincinnati Financial Corp. ........       771
    12      Downey Financial Corp. ............       514
    24      Eaton Vance Corp. .................       757
    20      Federal Realty Investment Trust....       628
    14      Fifth Third Bancorp................       807
    28      First Niagara Financial Group,
              Inc. ............................       390
    21      Franklin Resources, Inc. ..........       834
    17      Hartford Financial Services Group,
              Inc..............................       840
    28      Highwoods Properties, Inc. ........       631
    87      Host Marriott Corp. (b)............       795
    43      Investors Financial Services
              Corp. ...........................     1,249
    18      Jefferies Group, Inc. .............       884
    37      LaBranche & Co., Inc. .............       767
     9      M & T Bank Corp. ..................       742
    23      Mellon Financial Corp. ............       627
    15      MONY Group, Inc. ..................       405
    36      National Commerce Financial Co. ...       806
    24      Neuberger Berman, Inc. ............       969
    21      Northern Trust Corp. ..............       864
    28      Post Properties, Inc. .............       741
    21      Prentiss Properties Trust..........       622
    25      Radian Group, Inc. ................       904
    21      Silicon Valley Bancshares (b)......       508
    24      SLM Corp. .........................       935
    21      State Street Corp. ................       809
    43      Synovus Financial Corp. ...........       928
    23      T. Rowe Price Group, Inc. .........       858
    38      Taubman Centers, Inc. .............       733
    14      Valley National Bancorp............       376
    34      Waddell & Reed Financial, Inc.,
              Class A..........................       867
                                                 --------
                                                   27,993
                                                 --------
Health Services (2.3%):
    22      Accredo Health, Inc. (b)...........       479
    50      Alkermes, Inc. (b).................       542
    13      Amsurg Corp. (b)...................       406
    38      Cerner Corp. (b)...................       865

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Services, continued:
    45      Health Management Associates, Inc.,
              Class A..........................  $    832
    47      IMS Health, Inc. ..................       841
    24      Laboratory Corp. of America
              Holdings (b).....................       724
    32      Manor Care, Inc. (b)...............       796
    27      NDCHealth Corp. ...................       490
    19      Stericycle, Inc. (b)...............       740
                                                 --------
                                                    6,715
                                                 --------
Health Technology (3.7%):
    16      Abbott Laboratories................       694
    19      Affymetrix, Inc. (b)...............       379
    35      Applera Corp. -- Applied Biosystems
              Group............................       665
    14      Barr Laboratories, Inc. (b)........       887
     9      Biogen, Inc. (b)...................       350
    21      Biomet, Inc. ......................       598
    12      Boston Scientific Corp. (b)........       737
     8      Cephalon, Inc. (b).................       337
    10      Eli Lilly & Co. ...................       704
    24      Human Genome Sciences, Inc. (b)....       311
    10      IDEC Pharmaceuticals Corp. (b).....       324
    14      Medtronic, Inc. ...................       660
    19      Millipore Corp. (b)................       829
    18      NPS Pharmaceuticals, Inc. (b)......       441
    16      OSI Pharmaceuticals, Inc. (b)......       519
    17      Pfizer, Inc. ......................       566
    40      Schering-Plough Corp. .............       750
    14      Surmodics, Inc. (b)................       442
    13      Wyeth..............................       577
                                                 --------
                                                   10,770
                                                 --------
Industrial Services (1.9%):
    33      Diamond Offshore Drilling, Inc. ...       696
    25      Helmerich & Payne, Inc. ...........       717
    72      Key Energy Services, Inc. (b)......       775
    22      Lone Star Technologies, Inc. (b)...       458
    21      Patterson-UTI Energy, Inc. (b).....       673
    31      Rowan Cos., Inc. (b)...............       686
    31      Waste Management, Inc. ............       744
    93      Williams Cos., Inc. ...............       732
                                                 --------
                                                    5,481
                                                 --------
Non-Energy Minerals (0.5%):
    12      Lafarge North America Corp. .......       378
    22      Olin Corp. ........................       372
    21      Vulcan Materials Co. ..............       765
                                                 --------
                                                    1,515
                                                 --------
Process Industries (1.7%):
    18      Air Products and Chemicals,
              Inc. ............................       731
     8      Bemis Co., Inc. ...................       387
    20      Bowater, Inc. .....................       747
    23      Ecolab, Inc. ......................       594

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 92

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
   117      Grey Wolf, Inc. (b)................  $    471
    74      IMC Global, Inc. ..................       497
    55      Lyondell Chemical Co. .............       739
    16      Valspar Corp. .....................       660
                                                 --------
                                                    4,826
                                                 --------
Producer Manufacturing (2.9%):
    22      Cummins, Inc. .....................       805
    15      Emerson Electric Co. ..............       760
    25      Federal Signal Corp. ..............       438
    21      Herman Miller, Inc. ...............       429
    16      IDEX Corp. ........................       583
    18      Kaydon Corp. ......................       371
    23      Kennametal, Inc. ..................       770
    23      Martin Marietta Materials, Inc. ...       764
    28      Masco Corp. .......................       673
     3      Minnesota Mining & Manufacturing
              Co. .............................       436
    30      Molex, Inc. .......................       809
    19      Parker-Hannifin Corp. .............       779
    20      Roper Industries, Inc. ............       750
                                                 --------
                                                    8,367
                                                 --------
Retail Trade (6.0%):
    12      99 Cents Only Stores (b)...........       414
    33      Carmax, Inc. (b)...................       989
    25      Christopher & Banks Corp. (b)......       917
   114      Circuit City Stores, Inc. .........     1,002
    15      Cost Plus, Inc. (b)................       553
    21      Costco Wholesale Corp. (b).........       771
    32      CSK Auto Corp. (b).................       457
    23      Fastenal Co. ......................       794
    18      Fred's, Inc. ......................       656
    14      Kohl's Corp. (b)...................       744
    53      Limited Brands, Inc. ..............       825
    43      Longs Drug Stores, Inc. ...........       717
    36      May Department Stores Co. .........       795
    29      Men's Wearhouse, Inc. (b)..........       632
    42      Nordstrom, Inc. ...................       826
    71      Officemax, Inc. (b)................       468
    46      Petsmart, Inc. (b).................       764
    66      Saks, Inc. (b).....................       645
    67      Servicemaster Co. .................       717
    24      Tiffany & Co. .....................       783
    43      Too, Inc. (b)......................       879
    12      Urban Outfitters, Inc. (b).........       419
    25      Walgreen Co. ......................       744
    28      Williams-Sonoma, Inc. (b)..........       811
                                                 --------
                                                   17,322
                                                 --------

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology Services (3.2%):
    21      Adobe Systems, Inc. ...............  $    687
    23      Automatic Data Processing, Inc. ...       765
    70      BEA Systems, Inc. (b)..............       764
    42      BISYS Group, Inc. (b)..............       765
    35      Ceridian Corp. (b).................       602
    23      DST Systems, Inc. (b)..............       877
    27      Jack Henry & Assoc., Inc. .........       481
    41      Macromedia, Inc. (b)...............       872
    29      Manhattan Associates, Inc. (b).....       764
    15      National Instruments Corp. (b).....       560
    46      Overture Services, Inc. (b)........       838
    39      Quest Software, Inc. (b)...........       469
    83      Siebel Systems, Inc. (b)...........       787
                                                 --------
                                                    9,231
                                                 --------
Transportation (1.3%):
    91      AMR Corp. (b)......................     1,003
    66      Continental Airlines, Inc., Class B
              (b)..............................       985
    32      Kansas City Southern Industries,
              Inc. (b).........................       384
    34      Swift Transportation Co., Inc.
              (b)..............................       630
    10      United Parcel Service, Inc., Class
              B................................       622
                                                 --------
                                                    3,624
                                                 --------
Utilities (3.4%):
    16      Ameren Corp. ......................       718
    17      Consolidated Edison, Inc. .........       745
    45      DPL, Inc. .........................       723
    46      DQE, Inc. .........................       698
   149      Dynegy, Inc. ......................       626
    19      Equitable Resources, Inc. .........       772
    16      Hawaiian Electric Industries,
              Inc. ............................       745
    25      Idacorp, Inc. .....................       648
   227      Mirant Corp. (b)...................       659
    27      Northeast Utilities................       453
    41      PanAmSat Corp. (b).................       761
    16      Philadelphia Suburban Corp. .......       397
    14      Piedmont Natural Gas Co., Inc. ....       530
    21      PNM Resources, Inc. ...............       550
    39      TXU Corp. .........................       872
                                                 --------
                                                    9,897
                                                 --------
  Total Common Stocks                             169,744
                                                 --------
Total (Cost $167,028)                            $169,744
                                                 ========

------------

Percentages indicated are based on net assets of $288,474.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS (90.6%):
Argentina (0.3%):
     112    Banco Frances Rio SA (b).........  $    231
      36    Grupo Financiero Galicia ARS
              (b)............................       157
     482    PC Holdings SA (b)...............       406
      16    Siderar SA, Class A (b)..........        44
      44    Telecom Argentina SA ADR (b).....       286
     232    Tenaris SA.......................       595
     125    Transportadora de Has Del Sur SA
              (b)............................        79
       8    YPF Sociedad Anonima.............       220
                                               --------
                                                  2,018
                                               --------
Australia (2.7%):
      76    Amcor Ltd. ......................       416
      38    Amp Ltd. ........................       128
      52    Australian Gas Light Co.,
              Ltd. ..........................       385
      64    BHP Steel Ltd. ..................       160
      90    Boral Ltd. ......................       304
      99    Brambles Industries Ltd. ........       304
     261    Broken Hill Proprietary Co.,
              Ltd. ..........................     1,514
      91    Coca-Cola Amatil Ltd. ...........       350
     119    Coles Myer Ltd. .................       560
      86    Commonwealth Bank of Australia...     1,713
      44    Computershare Ltd. ..............        55
      14    CSL Ltd. ........................       111
      86    CSR Ltd. ........................       112
     185    Foster's Brewing Group Ltd. .....       521
     128    General Property Trust...........       251
      38    Iluka Resources Ltd. ............       104
      71    James Hardie Industries Ltd. ....       333
      16    Leighton Holdings Ltd. ..........       108
      45    Lend Lease Corp. ................       251
      92    National Australia Bank Ltd. ....     2,064
     119    News Corp., Ltd. ................       893
      45    Onesteel Ltd. ...................        58
      33    Origin Energy Ltd. ..............        91
      37    Pacific Dunlop Ltd. (b)..........       147
      22    Paperlinx Ltd. ..................        67
      61    QBE Insurance Group Ltd. ........       383
      86    Rinker Group Ltd. ...............       303
      19    Rio Tinto Ltd. ..................       380
      50    Santos Ltd. .....................       197
      82    Southcorp Holdings Ltd. .........       155
     125    Stockland Trust Group............       421
      36    Tabcorp Holdings Ltd. ...........       263
     170    Telstra Corp., Ltd. .............       502
      15    Wesfarmers Ltd. .................       254
     215    Westfield Trust..................       497
       8    Westfield Trust, New Units (b)...        18
     139    Westpac Banking Corp., Ltd. .....     1,513
      54    WMC Ltd. ........................       149

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Australia, continued:
      84    WMC Resources Ltd. (b)...........  $    199
       0    Woolworth Ltd. ..................         3
                                               --------
                                                 16,237
                                               --------
Austria (1.1%):
       6    Boehler Uddeholm AG..............       354
      11    BWT AG...........................       149
      10    Erste Bank Der Oesterreichischen
              Sparkassen AG..................       884
       9    Flughafen Wien AG................       316
       6    Mayr-Melnhof Karton AG...........       483
      14    OMV AG...........................     1,699
       7    Oesterreichische
              Elekrizitaetswirtschafts AG,
              Class A........................       603
      11    Radex-Heraklith
              Industriebeteiligungs AG (b)...       136
     123    Telekom Austria AG (b)...........     1,396
       9    VA Technologie AG................       225
      29    Wienerberger Baustoffindustrie
              AG.............................       510
                                               --------
                                                  6,755
                                               --------
Belgium (1.6%):
      16    Agfa Gevaert NV..................       340
       4    Bekaert SA.......................       187
       6    Colrayt SA.......................       415
      30    Dexia SA.........................       379
       6    Electrabel SA....................     1,586
     162    Fortis SA........................     2,819
      19    Groupe Bruxelles Lambert SA......       864
      25    Interbrew Co. ...................       556
      29    Kredietbank NV...................     1,141
       0    SA D'Ieteren NV..................        57
      13    Solvay SA........................       925
      36    Suez Lyonnaise Des Eaux Strip....         0
      12    Total Fina SA, Strip (b).........         0
      19    UCB SA...........................       512
       3    Union Miniere Group SA...........       155
                                               --------
                                                  9,936
                                               --------
Brazil (0.2%):
       2    Brasil Telecom Participacoes SA
              ADR............................        71
  15,175    Centrais Electricas Brasileiras
              SA.............................       105
   9,188    Centrais Geradoras do Sul do
              Brasil SA......................        23
     205    Companhia de Bebidas das Americas
              (AmBev) SA.....................        36
       2    Embratel Participacoes SA ADR
              (b)............................        20
      23    Souza Cruz SA....................       189

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 94

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Brazil, continued:
      29    Telefonica SA ADR (b)............  $    996
   4,045    Telesp Participacoes SA..........        33
                                               --------
                                                  1,473
                                               --------
Canada (0.0%):
       3    Alcan Aluminum Ltd. .............        80
                                               --------
Chile (0.3%):
      17    Banco Santander Chile SA ADR.....       349
       9    Cristalerias de Chile SA ADR.....       215
      14    Embotelladora Andina SA ADR......       109
      43    Enersis SA ADR...................       188
      14    Masisa SA ADR....................       108
       6    Quimica y Minera Chile SA ADR....       180
      55    Telecomunicaciones de Chile SA
              ADR (b)........................       645
       5    Vina Concho y Toro SA ADR........       199
                                               --------
                                                  1,993
                                               --------
Denmark (1.0%):
       3    Carlsberg A/S, Class B...........       120
       0    D/S Svendborg A/S, Class B.......     1,379
       9    Danisco A/S......................       333
      75    Danske Bank A/S..................     1,451
      12    Falck A/S........................       199
       6    FLS Industries A/S, Class B
              (b)............................        49
      41    GN Store Nord A/S (GN Great
              Nordic) (b)....................       167
       5    H. Lunbeck A/S...................       101
       7    ISS A/S..........................       239
      33    Novo Nordisk A/S.................     1,155
       9    Novozymes A/S, Class B...........       256
      23    TDC A/S..........................       682
                                               --------
                                                  6,131
                                               --------
Finland (0.8%):
      14    Elisa Communications Oyj (b).....       120
       6    Instrumentarium Oyj..............       243
      55    Nokia Corp. ADR..................       904
     141    Nokia Oyj, Class A...............     2,321
      20    Outokumpu Oyj, Class A...........       177
      28    Sampo Insurance Co. .............       202
      28    Stora Enso Oyj, Class R..........       313
      10    Tieto Corp., Class B.............       168
      19    UPM-Kymmene Corp. ...............       283
                                               --------
                                                  4,731
                                               --------
France (8.6%):
      18    Accor SA.........................       637
     100    Alcatel Alsthom SA...............       898
     148    Axa..............................     2,296
      76    Banque Nationale de Paris SA.....     3,875
       7    BBVA Banco Frances SA (b)........        43

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
France, continued:
      17    Bouygues SA......................  $    460
      10    Business Objects SA (b)..........       223
      11    Cap Gemini Sogeti SA (b).........       387
      51    Carrefour SA.....................     2,517
       6    Casino Guichard-Perrachon SA.....       486
      25    Compagnie de Saint-Gobain........       983
       6    Compagnie Francaise d'Etudes et
              de Construction Technip........       517
       7    Dassault Systems SA..............       242
       6    Essilor International SA.........       244
      15    European Aeronautic Defence &
              Space Co. .....................       184
      69    France Telecom SA................     1,701
      12    Groupe Danone SA.................     1,660
       1    Imetal SA........................       218
       7    L'Air Liquide SA.................     1,008
       8    L'Air Liquide SA, Registered
              Shares.........................     1,172
      32    L'Oreal SA.......................     2,251
      10    Lafarge SA.......................       609
      11    Lagardere S.C.A. ................       483
      25    LVMH (Louis Vuitton Moet
              Hennessy) SA...................     1,242
      14    Michelin, Class B, Registered
              Shares.........................       533
       6    Pechiney SA, Class A.............       206
       7    Pernod-Ricard SA.................       643
       8    Pinault Printemps Redoute SA.....       565
      22    PSA Peugeot Citroen SA...........     1,068
       5    Publicis Groupe SA...............       134
      61    Rhone-Poulenc SA.................     3,373
       5    Sagem SA.........................       401
      40    Sanofi Synthelabo SA.............     2,319
       6    Schneider SA.....................       282
       6    Societe BIC SA...................       243
      32    Societe Generale, Class A........     2,010
      16    Sodexho Alliance SA..............       425
      52    STMicroelectronics NV............     1,096
      96    Suez Lyonnaise Des Eaux SA.......     1,524
      12    Thomson CSF......................       343
      10    Thomson Multimedia SA............       154
      63    Total Fina Elf SA, Class B.......     9,477
       6    Valeo SA.........................       215
       4    Vinci SA.........................       248
      80    Vivendi Universal SA.............     1,460
      20    Wanadoo SA (b)...................       134
                                               --------
                                                 51,189
                                               --------
Germany (11.5%):
       8    Adidas AG........................       647
      50    Allianz AG.......................     4,165
      14    Altana AG........................       876

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Germany, continued:
       2    AMB Generali Holdings AG.........  $    160
     102    BASF AG..........................     4,346
     124    Bayer AG.........................     2,871
      77    Bayerische Vereinsbank AG........     1,268
       8    Beiersdorf AG, Series ABC........     1,114
       8    Carbon AG (b)....................       117
       3    CKAG Colonia Konzern AG..........       116
      20    Continental AG...................       414
     163    Daimler-Chrysler AG..............     5,638
     106    Deutsche Bank AG, Registered
              Shares.........................     6,864
      10    Deutsche Boerse AG...............       527
      75    Deutsche Post AG.................     1,094
     447    Deutsche Telekom AG..............     6,801
       5    Douglas Holding AG...............       100
      25    Epcos AG (b).....................       319
       8    Fresenius Medical Care AG........       392
       7    Heidelberger Zement AG (b).......       143
       8    Henkel KGaA......................       491
      45    Infineon Technologies AG (b).....       433
      12    Karstadt Quelle AG...............       245
      14    Linde AG.........................       529
      29    Lufthansa AG.....................       334
      28    Man AG...........................       479
      18    Merck KGaA.......................       509
      27    Metro AG.........................       871
      18    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares.........................     1,788
      24    Preussag AG......................       356
      69    RWE AG...........................     2,087
      38    SAP AG...........................     4,428
      35    Schering AG......................     1,730
     150    Siemens AG.......................     7,343
      68    Thyssen Krupp AG.................       784
     116    VEBA AG..........................     5,972
      62    Volkswagen AG....................     2,617
                                               --------
                                                 68,968
                                               --------
Greece (0.8%):
      22    Alpha Credit Bank SA.............       376
      20    Attica Enterprises SA............        48
      14    Bank of Piraeus SA...............       106
      20    Commercial Bank of Greece SA.....       346
      26    Eurobank.........................       389
       5    Folli-Follie SA, Registered
              Shares.........................        76
      19    Hellenic Bottling Co., SA........       317
      23    Hellenic Petroleum SA............       155
      10    Hellenic Technodomiki SA.........        56
      58    Hellenic Telecommunication
              Organization...................       690

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Greece, continued:
      18    Intracom SA......................  $    119
      26    Lambrakis Press SA (b)...........       172
      20    M.J. Maillis SA..................        68
      42    National Bank of Greece SA.......       710
      24    Panafon Hellenic Telecom SA......       159
       2    Papastratos Cigarette Co. .......        44
      55    Public Power Corp., Registered
              Shares GDR.....................       964
       8    Titan Cement Co. ................       290
                                               --------
                                                  5,085
                                               --------
Hong Kong (1.4%):
      73    Bank of East Asia Ltd. ..........       144
     120    Beijing Datang Power Generation
              Ltd. ..........................        53
      80    BOC Hong Kong Holdings Ltd. .....        81
     148    Cathay Pacific Airways Ltd. .....       199
      30    Cheung Kong Holdings Ltd. .......       180
     299    China Mobile Ltd. ...............       706
     145    Citic Pacific Ltd. ..............       265
     202    CLP Holdings Ltd. ...............       884
     240    Denway Motors Ltd. ..............       108
      88    Hang Seng Bank Ltd. .............       931
     447    Hong Kong & China Gas Co.,
              Ltd. ..........................       564
      76    Huaneng Power International,
              Inc. ..........................        87
     210    Hutchison Whampoa Ltd. ..........     1,279
     226    Johnson Electric Holdings,
              Ltd. ..........................       280
     208    Legend Holdings Ltd. ............        69
      68    Li & Fung Ltd. ..................        88
     118    Pacific Century Cyberworks, Ltd.
              (b)............................        73
   1,200    Petrochina Co., Ltd. ............       362
     104    Sino Land Co. ...................        32
      62    Sun Hung Kai Properties Ltd. ....       313
     143    Sunevision Holdings Ltd. (b).....        24
      45    Swire Pacific Ltd., Class A......       197
     250    Tan Chong International Ltd. ....        35
      75    Television Broadcasts Ltd. ......       269
      60    Wharf Holdings Ltd. .............       115
   1,000    Yanzhou Coal Mining Co. .........       465
   1,000    Zhejiang Expressway Co., Ltd. ...       414
                                               --------
                                                  8,217
                                               --------
Hungary (0.5%):
       4    Danubius Hotel and Spa Rt........        51
       8    Gedeon Richter Rt................       536
     270    Matav Rt.........................       924
      24    MOL Magyar Olaj-Es Gazipari Rt...       532
     113    OTP Bank Rt (b)..................     1,093
                                               --------
                                                  3,136
                                               --------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 96

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
India (0.9%):
      74    Arvind Mills Ltd. GDR (b)........  $     61
       3    Ashok Leyland Ltd. GDR (b).......        22
      21    Bajaj Auto Ltd. GDR..............       252
      22    Bombay Dye & Manufacturing Co.
              GDR............................        33
      89    Century Textile & Industries Ltd.
              GDR............................       140
      23    Grasim Industries Ltd. GDR.......       262
      12    Grasim Industries Ltd. GDR,
              Registered S Shares............       131
      19    Great Eastern Shipping Co. GDR...       102
      53    Gujarat Ambuja Cements Ltd.
              GDR............................       234
      17    Hindalco Industries Ltd. GDR.....       276
      28    ICICI Bank Ltd. ADR (b)..........       205
      56    India Cements Ltd. GDR (b).......        28
      23    Indian Aluminum Co., Ltd. GDR....        66
      19    Indian Hotels Co., Ltd. GDR......       102
      10    Indian Petrochemicals Corp., Ltd.
              GDR............................        67
      41    Indian Rayon & Industries Ltd.
              GDR............................       112
      95    Indo Gulf Fertilizers and
              Chemicals Corp., Ltd. GDR......        95
      11    Infosys Technologies Ltd. .......       569
      17    ITC Ltd. GDR.....................       298
      28    Larsen & Toubro Ltd. GDR.........       292
      24    Mahanagar Telephone ADR..........       113
       8    Mahindra & Mahindra Ltd. GDR.....        23
      32    Ranbaxy Laboratories Ltd. GDR....       625
       8    Raymond Ltd. GDR.................        37
      61    Reliance Industries Ltd. GDR.....       871
      20    State Bank of India GDR..........       400
      20    Steel Authority of India Ltd. GDR
              (b)............................       111
      25    United Phosphorus Ltd. GDR.......       132
                                               --------
                                                  5,659
                                               --------
Ireland (0.8%):
      25    Allied Irish Banks PLC...........       375
     109    Allied Irish Banks PLC...........     1,632
      50    Bank of Ireland PLC..............       606
      43    CRH PLC..........................       672
      17    CRH PLC..........................       272
      11    DCC PLC..........................       149
      34    Elan Corp., PLC (b)..............       194
      67    Independent Newspapers PLC.......       122
      38    Irish Life & Permanent PLC.......       415
      17    Kerry Group PLC, Class A.........       263
      37    Ryanair Holdings PLC (b).........       266
                                               --------
                                                  4,966
                                               --------
Israel (0.5%):
       0    Africa-Israel Investments
              Ltd. ..........................        65
     129    Bank Hapoalim Ltd. (b)...........       274

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Israel, continued:
      13    ECI Telecommunications Ltd.
              (b)............................  $     39
       0    Elco Holdings Ltd. ..............         0
       7    IDB Holding Corp., Ltd. (b)......       151
      49    Industrial Buildings Corp. ......        45
     233    Israel Chemicals Ltd. ...........       311
       0    Koor Industries Ltd. (b).........         0
       6    Koor Industries Ltd. ADR (b).....        25
      94    Makhteshim Agan Industries
              Ltd. ..........................       251
      26    Osem Investment Ltd. ............       222
      11    Super-Sol Ltd. ADR (b)...........       119
      23    Teva Pharmaceutical Ltd. ADR.....     1,298
                                               --------
                                                  2,800
                                               --------
Italy (7.9%):
      40    Alleanza Assicurazioni SpA.......       380
     221    Assicurazioni Generali SpA.......     5,121
      60    Banc Monte Dei Paschi Di Seina
              SpA............................       164
     300    Banca Intesa SpA.................       689
     300    Banca Nazionale del Lavoro SpA
              (b)............................       503
      82    Banca Popolare di Milano SpA.....       358
     247    Bancario San Paolo di Torino
              SpA............................     2,298
     914    Banco Ambrosiano Veneto SpA......     2,922
      25    Benetton Group SpA...............       257
     296    Bipop-Carire SpA (b).............       159
      44    Bulgari SpA......................       243
     152    Capitalia SpA (b)................       268
     411    Enel SpA.........................     2,565
     628    Eni SpA..........................     9,494
      20    Gruppo Editorale L'Espresso
              SpA............................        79
      32    Italcementi SpA..................       363
      17    Luxottica Group SpA..............       232
      13    Marzotto (Gaetano) & Figli SpA...        88
     142    Mediaset SpA.....................     1,205
     147    Mediobanca SpA...................     1,464
      39    Mondadori (Arnoldo) Editore
              SpA............................       286
     115    Parmalat Finanziaria SpA.........       361
     283    Pirelli SpA......................       287
      81    Riuniune Adriatici de Sicurta
              SpA............................     1,234
   1,093    Seat Pagine Gialle SpA (b).......       759
      95    Sirti SpA........................       117
     136    Snam Rete Gas SpA................       533
      62    Snia SpA (b).....................       122
     491    Telecom Italia Mobile SpA........     4,439
     770    Telecom Italia Mobile SpA di
              Risp...........................     3,794
       0    Telecom Italia SpA...............         1
     436    Telecom Italia SpA...............     2,388

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Italy, continued:
      35    Tiscali SpA (b)..................  $    180
     758    Unicredito Italiano SpA..........     3,614
                                               --------
                                                 46,967
                                               --------
Japan (24.4%):
      54    77th Bank Ltd. ..................       245
      14    Acom Co., Ltd. ..................       490
       3    Aiful Corp. .....................       128
      70    Ajinomoto Co., Inc. .............       670
      28    Alps Electric Co., Ltd. .........       359
      38    Amada Co., Ltd. .................       122
      25    Amano Corp. .....................       146
       9    Aoyama Trading Co., Ltd. ........       120
      79    Asahi Breweries Ltd. ............       477
     166    Asahi Chemical Industry Co.,
              Ltd. ..........................       474
     124    Asahi Glass Co., Ltd. ...........       769
       5    Autobacs Seven Co., Ltd. ........       101
     136    Bank of Yokohama Ltd. ...........       444
      12    Benesse Corp. ...................       205
      70    Bridgestone Corp. ...............       950
     124    Canon, Inc. .....................     5,691
      44    Casio Computer Co., Ltd. ........       281
       0    Central Japan Railway Co. .......       859
     113    Chichibu Onoda Cement Co.,
              Ltd. ..........................       194
      37    Chubu Electric Power Company,
              Inc. ..........................       675
      25    Chugai Pharmaceutical Co.,
              Ltd. ..........................       283
      53    Citizen Watch Co., Ltd. .........       285
      24    Credit Saison Co., Ltd. .........       392
      11    CSK Corp. .......................       300
      98    Dai Nippon Printing Co., Ltd. ...     1,037
      34    Dai-Ichi Pharmaceuticals Co.,
              Ltd. ..........................       443
      53    Daicel Chemical Industries
              Ltd. ..........................       168
      30    Daikin Industries Ltd. ..........       551
      37    Daimura, Inc. ...................       149
     103    Dainippon Ink & Chemicals,
              Inc. ..........................       208
      10    Daito Trust Construction Co.,
              Ltd. ..........................       219
      64    Daiwa House Industry Co.,
              Ltd. ..........................       440
     161    Daiwa Securities Co., Ltd. ......       925
      86    Denki Kagaku Kogyo Kabushiki
              Kaisha Co., Ltd. ..............       239
      80    Denso Corp. .....................     1,269
      45    Dianippon Screen Manufacturing
              Co., Ltd. (b)..................       220
       0    East Japan Railway Co. ..........     1,930
      37    Ebara Corp. .....................       130
      33    Eisai Co., Ltd. .................       679
      15    Fanuc Co., Ltd. .................       753
       7    Fast Retailing Co., Ltd. ........       216
      62    Fuji Photo Film Co., Ltd. .......     1,792
       0    Fuji Television Network, Inc. ...       177
      48    Fujikura Ltd. ...................       158

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      14    Fujisawa Pharmaceutical Co.,
              Ltd. ..........................  $    262
     217    Fujitsu Ltd. ....................       889
      82    Furukawa Electric Co., Ltd. .....       268
      81    Gunma Bank Ltd. .................       368
      31    Gunze Ltd. ......................       117
      30    Hankyu Department Stores,
              Inc. ..........................       175
       5    Hirose Electric Co., Ltd. .......       405
     356    Hitachi Ltd. ....................     1,509
      81    Honda Motor Co., Ltd. ...........     3,078
      15    House Foods Corp. ...............       137
      16    Hoya Corp. ......................     1,109
      25    Isetan Co., Ltd. ................       168
      59    Ishihara Sangyo Kaisha Ltd.
              (b)............................       100
      80    Ishikawajima-Harima Heavy
              Industries Co. Ltd. ...........        90
      54    ITO-Yokado Co., Ltd. ............     1,293
     171    Itochu Corp. ....................       430
      84    Japan Airlines System Corp. .....       183
      42    JFE Holdings, Inc. ..............       636
      32    JGC Corp. .......................       215
      33    JUSCO Co., Ltd. .................       756
     118    Kajima Corp. ....................       280
      31    Kamigumi Co., Ltd. ..............       155
      91    Kanebo Ltd. (b)..................       108
      43    Kaneka Corp. ....................       265
      92    Kansai Electric Power Co.,
              Inc. ..........................     1,443
      75    Kao Corp. .......................     1,396
     177    Kawasaki Heavy Industries
              Ltd. ..........................       181
      97    Kawasaki Kisen Kaisha Ltd. ......       234
      95    Keihin Electric Express Railway
              Co., Ltd. .....................       464
       1    Keyence Corp. ...................       183
      24    Kikkoman Corp. ..................       159
      45    Kinden Corp. ....................       151
     197    Kinki Nippon Railway Co.,
              Ltd. ..........................       513
     109    Kirin Brewery Co., Ltd. .........       766
      20    Kokuyo Co., Ltd. ................       191
     116    Komatsu Ltd. ....................       444
      10    Komori Corp. ....................       104
      16    Konami Co., Ltd. ................       290
      34    Konica Corp. ....................       387
      29    Koyo Seiko Co., Ltd. ............       207
     160    Kubota Corp. ....................       434
      46    Kuraray Co., Ltd. ...............       302
      18    Kurita Water Industries Ltd. ....       199
      20    Kyocera Corp. ...................     1,116
      49    Kyowa Hakko Kogyo Co., Ltd. .....       264
       3    Lawson, Inc. ....................        82
       1    Mabuchi Motor Co. Ltd. ..........        76
      17    Makita Corp. ....................       138

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 98

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      41    Marui Co., Ltd. .................  $    364
     244    Matsushita Electric Industrial
              Co., Ltd. .....................     2,416
      42    Meiji Milk Products Co., Ltd. ...       156
      40    Meiji Seika Kaisha Ltd. .........       131
       0    Millea Holdings, Inc. ...........     1,338
      44    Minebea Co., Ltd. ...............       174
     232    Mitsubishi Chemical Corp. .......       473
     162    Mitsubishi Corp. ................     1,124
     231    Mitsubishi Electric Corp. .......       750
     140    Mitsubishi Estate Co., Ltd. .....       948
      68    Mitsubishi Gas Chemical Co.,
              Inc. ..........................       144
     396    Mitsubishi Heavy Industries
              Ltd. ..........................     1,026
      30    Mitsubishi Logistics Corp. ......       181
     135    Mitsubishi Materials Corp. (b)...       173
     101    Mitsubishi Rayon Co., Ltd. ......       269
       0    Mitsubishi Tokyo Financial Group,
              Inc. ..........................     1,678
     182    Mitsui & Co., Ltd. ..............       912
      20    Mitsui Chemicals, Inc. ..........        92
     118    Mitsui Engineering & Shipbuilding
              Co., Ltd. .....................       148
     100    Mitsui Fudosan Co., Ltd. ........       639
     182    Mitsui Marine & Fire Insurance
              Co., Ltd.......................       844
      68    Mitsui Mining & Smelting Co.,
              Ltd. ..........................       201
      59    Mitsukoshi Ltd. .................       155
      33    Murata Manufacturing Co.,
              Ltd. ..........................     1,289
       8    Namco Ltd. ......................       126
     183    NEC Corp. .......................       914
      48    NGK Insulators Ltd. .............       266
      31    NGK Spark Plug Co., Ltd. ........       217
      49    Nichirei Corp. ..................       171
       1    Nidec Corp. .....................        66
     172    Nikko Securities Co., Ltd. ......       690
      39    Nikon Corp. (b)..................       321
      13    Nintendo Co., Ltd. ..............       974
      19    Nippon Comsys Corp. .............        97
     123    Nippon Express Co., Ltd. ........       477
      34    Nippon Meat Packers, Inc. .......       321
      78    Nippon Minings Holdings, Inc. ...       168
     216    Nippon Oil Co., Ltd. ............       937
      67    Nippon Sheet Glass Co., Ltd. ....       201
      24    Nippon Shokubai K.K. Co.,
              Ltd. ..........................       143
     777    Nippon Steel Co., Ltd. ..........     1,068
       1    Nippon Telegraph and Telephone
              Corp. .........................     3,398
       0    Nippon Unipac Holding............       406
     135    Nippon Yusen Kabushiki Kaisha....       526
      39    Nishimatsu Construction Corp. ...       133
     298    Nissan Motor Co., Ltd. ..........     2,849
      42    Nisshinbo Industries, Inc. ......       192

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      14    Nissin Food Products Co.,
              Ltd. ..........................  $    292
      21    Nitto Denko Corp. ...............       697
     235    Nomura Securities Co., Ltd. .....     2,984
      69    NSK Ltd. ........................       220
      63    NTN Corp. .......................       233
       0    NTT Data Corp. ..................       308
       3    NTT Docomo, Inc. ................     6,480
      81    Obayashi Corp. ..................       248
     106    Oji Paper Co., Ltd. .............       465
      38    Okumura Corp. ...................       124
      29    Olympus Optical Co., Ltd. .......       600
      34    Omron Corp. .....................       573
      22    Onward Kashiyama Co., Ltd. ......       178
       3    Oracle Corp. Japan...............       108
      11    Orix Corp. ......................       592
     290    Osaka Gas Co., Ltd. .............       717
      29    Pioneer Electronic Corp. ........       652
      14    Promise Co., Ltd. ...............       524
      94    Ricoh Co. Ltd. ..................     1,536
      16    Rohm Co., Ltd. ..................     1,701
      22    Sanden Corp. ....................       105
      55    Sankyo Co., Ltd. ................       657
     229    Sanyo Electric Co., Ltd. ........       784
      36    Sapporo Breweries Ltd. ..........        89
      30    Secom Co., Ltd. .................       879
      17    Sega Enterprises Ltd. (b)........       120
      27    Seino Transportation Co.,
              Ltd. ..........................       154
      69    Sekisui Chemical Co., Ltd. ......       233
      61    Sekisui House Ltd. ..............       462
      52    Seven-Eleven Japan Ltd. .........     1,295
     127    Sharp Corp. .....................     1,630
       7    Shimachu Co., Ltd. ..............       105
      16    Shimano, Inc. ...................       252
      77    Shimizu Corp. ...................       214
      46    Shin-Etsu Chemical Co. ..........     1,584
      33    Shionogi & Co., Ltd. ............       447
      48    Shisiedo Co., Ltd. ..............       467
     133    Showa Denko K.K..................       231
      14    Skylark Co., Ltd. ...............       164
       8    SMC Corp. .......................       648
      29    Snow Brand Milk Products Co.,
              Ltd. (b).......................        71
      26    Softbank Corp. ..................       493
      53    Sompo Japan Insurance, Inc. .....       289
     114    Sony Corp. ......................     3,202
       6    Stanley Electric Co., Ltd. ......        85
     177    Sumitomo Chemical Co. ...........       556
     123    Sumitomo Corp. ..................       567
      85    Sumitomo Electric Industries
              Ltd. ..........................       621
     113    Sumitomo Heavy Industries Ltd.
              (b)............................       168

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      73    Sumitomo Metal Mining Co.,
              Ltd. ..........................  $    280
       0    Sumitomo Mitsui Financial Group,
              Inc. ..........................       515
      59    Sumitomo Osaka Cement Co.,
              Ltd. ..........................       116
      50    Sumitomo Trust & Banking Co.,
              Ltd. ..........................       173
      35    Taisho Pharmaceutical Co.,
              Ltd. ..........................       505
      17    Taiyo Yuden Co., Ltd. ...........       166
      25    Takara Shuzo Co., Ltd. ..........       135
      39    Takashimaya Co., Ltd. ...........       194
     110    Takeda Chemical Industries
              Ltd. ..........................     4,059
      11    Takefuji Corp. ..................       567
      14    Takuma Co., Ltd. ................        68
     105    Teijin Ltd. .....................       262
      76    Teikoku Oil Co., Ltd. ...........       248
      10    Terumo Corp. ....................       166
      17    TKD Corp. .......................       840
     116    Tobu Railway Co., Ltd. ..........       329
      23    Toho Co. ........................       202
      90    Tohoku Electric Power Co.,
              Inc. ..........................     1,337
      17    Tokyo Broadcasting System,
              Inc. ..........................       207
     154    Tokyo Electric Power Co.,
              Ltd. ..........................     2,941
      19    Tokyo Electron Ltd. .............       905
     340    Tokyo Gas Co., Ltd. .............       977
      14    Tokyo Style Co., Ltd. ...........       114
     136    Tokyu Corp. .....................       438
      91    Toppan Printing Co., Ltd. .......       652
     171    Toray Industries, Inc. ..........       397
     376    Toshiba Corp. ...................     1,293
      77    Tosoh Corp. .....................       172
      44    Tostem Corp. ....................       634
      48    Toto Ltd. .......................       282
      26    Toyo Seikan Kaisha Ltd. .........       242
     118    Toyobo Ltd. .....................       205
       4    Toyoda Gosei.....................        79
     318    Toyota Motor Corp. ..............     8,232
       3    Trans Cosmos, Inc. ..............        53
       7    Trend Micro, Inc. (b)............       109
     116    Ube Industries Ltd. .............       171
       9    Uni-Charm Corp. .................       367
      22    UNY Co., Ltd. ...................       189
      18    Wacoal Corp. ....................       140
       0    West Japan Railway Co. ..........       265
       5    Yakult Honsha Co., Ltd. .........        67
      22    Yamaha Corp. ....................       302
      39    Yamanouchi Pharmaceutical Co.,
              Ltd. ..........................     1,024
      50    Yamato Transport Co., Ltd. ......       553
      27    Yamazaki Baking Co., Ltd. .......       172
      49    Yokogawa Electric Corp. .........       378
                                               --------
                                                146,895
                                               --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Luxembourg (0.0%):
      24    Arcelor..........................  $    282
                                               --------
Mexico (0.7%):
      32    Alfa SA de CV, Class A...........        65
     578    America Movil SA de CV...........       543
      13    Apasco SA de CV..................       101
      27    Cemex SA de CV, Series CPO.......       122
     209    Cifra SA de CV, Series V.........       617
      21    Compania Cervezas Unidas SA ADR..       345
      39    Controladora Comercial Mexicana
              SA de CV -- UB (b).............         0
      25    Controladora Comercial Mexicana
              SA de CV -- UBC (b)............        17
      65    Desc SA de CV, Series B..........        25
      60    Empresas ICA Sociedad
              Controladora SA de CV (b)......        14
      40    Fomento Economico Mexicano SA....       165
      40    Grupo Carso SA de CV, Series
              A-1............................       120
      33    Grupo Continental SA.............        52
       7    Grupo Elektra SA de CV...........        21
     240    Grupo Financiero BBVA Bancomer SA
              de CV, Series B (b)............       203
      33    Grupo Mexico SA de CV, Class B
              (b)............................        51
      85    Grupo Modelo SA, Series C........       194
     160    Grupo Televisa SA, Series CPO....       277
      32    Industrias Penoles SA, Series
              CP.............................        52
      65    Kimberly-Clark de Mexico SA de
              CV, Class A....................       175
     166    Telefonos de Mexico SA, Series
              A..............................       262
     328    Telefonos de Mexico SA, Series
              L..............................       517
      40    US Commercial Corp. SA de CV
              (b)............................        16
      30    Vitro SA.........................        21
                                               --------
                                                  3,975
                                               --------
Netherlands (2.3%):
      71    ABN AMRO Holding NV..............     1,363
      61    Aegon NV.........................       609
      15    Akzo Nobel NV....................       387
      20    ASM Lithography Holding NV (b)...       190
      37    Elsevier NV......................       430
      17    Heineken NV......................       605
       2    IHC Caland NV....................       102
      87    ING Groep NV.....................     1,503
      15    Koninklijke Ahold NV.............       127
      92    Koninklijke KPN NV (b)...........       649
      58    Philips Electronics NV...........     1,093
     100    Royal Dutch Petroleum Co. .......     4,631
      12    TNT Post Groep NV................       217
      27    Unilever NV......................     1,451

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 100

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Netherlands, continued:
      10    Verenigde Nederlandse
              Uitgeversbedrijven NV..........  $    308
      18    Wolters Kluwer CVA...............       215
                                               --------
                                                 13,880
                                               --------
New Zealand (0.4%):
     268    Carter Holt Harvey Ltd. .........       281
      43    Fisher & Paykel Appliances &
              Holdings Ltd. .................       341
      32    Fisher & Paykel Industries
              Ltd. ..........................       231
     101    Fletcher Building Ltd. ..........       217
      27    Fletcher Challenge Forestry Ltd.
              (b)............................        18
      73    Lion Nathan Ltd. ................       262
     424    Telecom Corp. of New Zealand
              Ltd. ..........................     1,302
                                               --------
                                                  2,652
                                               --------
Norway (1.1%):
       1    Aker Kvaerner ASA (b)............        17
     111    Den Norske Bank ASA..............       547
      25    Frontline Ltd. ..................       357
     140    Golar LNG Ltd. (b)...............     1,454
      14    Hafslund ASA, Class A............        63
      43    Hafslund ASA, Class B............       157
      25    Norsk Hydro ASA..................     1,230
      30    Norske Skogsindustrier ASA.......       446
      51    Orkla ASA, Series A..............       884
      16    Schibsted ASA....................       222
      13    Smedvig ASA, Class A.............        83
      80    Statoil ASA......................       682
      62    Storebrand ASA (b)...............       249
      77    Telenor ASA......................       320
      43    Tomra Systems ASA................       183
                                               --------
                                                  6,894
                                               --------
Philippines (0.3%):
   2,103    Ayala Land, Inc. ................       236
     250    Bank of Philippine Islands.......       215
   1,526    Filinvest Land, Inc. (b).........        29
     137    International Container Terminal
              Services, Inc. (b).............         7
      85    Manila Electric Co., Class B
              (b)............................        23
     444    Metropolitan Bank & Trust Co.
              (b)............................       249
   1,928    Petron Corp. ....................        71
      37    Philippine Long Distance
              Telephone Co. (b)..............       391
     219    San Miguel Corp., Class B........       258
   3,802    SM Prime Holdings, Inc. .........       421
   2,543    Southeast Asia Cement Holdings,
              Inc. (b).......................         2
      35    Union Bank Philippines...........        12
                                               --------
                                                  1,914
                                               --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Portugal (0.6%):
     184    Banco Commercial Portuguese SA...  $    324
      22    Banco Espirito Santo e Commerical
              de Lisboa SA, Registered
              Shares.........................       319
     175    BPI-SGPS SA, Registered Shares...       493
      63    Brisa Auto-Estradas SA...........       354
      78    Cimpor Cimentos de Portugal,
              Sgps, SA.......................       298
     232    Electricidade de Portugal SA.....       496
      14    Estabelecimentos Jeronimo Martins
              & Filho SA (b).................       112
     177    Portugal Telecom SA..............     1,268
     112    Sonae SGPS SA (b)................        63
                                               --------
                                                  3,727
                                               --------
Singapore (0.6%):
     106    Capitaland Ltd. .................        75
      65    City Developments Ltd. ..........       164
       5    Creative Technology Ltd. ........        40
      13    Cycle & Carriage Ltd. ...........        36
      75    DBS Group Holdings Ltd. .........       439
      40    Haw Par Corp., Ltd. .............        99
      86    Keppel Corp. ....................       239
     176    Neptune Orient Lines Ltd. (b)....       148
      63    Oversea Chinese Banking Corp.,
              Ltd. ..........................       355
     104    Parkway Holdings Ltd. ...........        46
     150    Sembcorp Industries Ltd. ........       109
      70    Singapore Airlines Ltd. .........       413
      44    Singapore Press Holdings Ltd. ...       461
     501    Singapore Telecommunications
              Ltd. ..........................       430
      65    United Overseas Bank Ltd. .......       459
      30    Venture Manufacturing Ltd. ......       274
                                               --------
                                                  3,787
                                               --------
South Africa (0.5%):
      47    African Oxygen Ltd. .............        93
      32    Amalgamated Banks of South Africa
              Ltd. ..........................       148
       6    AngloGold Ltd. ..................       181
       8    Anglovaal Industries Ltd. .......        16
       2    Astral Foods Ltd. ...............         5
      13    Barlow Ltd. .....................        95
     231    Dimension Date Holdings PLC
              (b)............................        81
      24    Driefontein Consolidated Ltd. ...       291
       1    Edgars Consolidated Stores
              Ltd. ..........................        12
     342    Firstrand Ltd. ..................       349
      12    Imperial Holdings Ltd. ..........        87
       2    Investec Ltd.....................        20
      14    Iscor Ltd. ......................        30
      14    Kumba Resources Ltd. ............        57

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
South Africa, continued:
      15    Liberty Life Association of
              Africa Ltd. ...................  $    103
      31    Murray & Roberts Holdings
              Ltd. ..........................        45
      19    Nampak Ltd. .....................        31
      13    Nedcor Ltd. .....................       154
      33    New Africa Capital Ltd. .........        26
      13    Pepkor Ltd. .....................        10
      24    Rembrandt Group Ltd. (b).........        53
      24    Remgro Ltd. .....................       202
       7    Rustenburg Platinum Holdings
              Ltd. ..........................       205
      13    Sappi Ltd. ......................       150
      37    Sasol Ltd. ......................       414
      19    Shoprite Holdings Ltd. ..........        16
      33    South African Breweries Ltd. ....       226
      72    Sun International Ltd. ..........        23
       9    Tiger Oats Ltd. .................        75
       5    Western Areas Gold Mining Ltd.
              (b)............................        23
                                               --------
                                                  3,221
                                               --------
South Korea (1.0%):
       4    Cheil Communications, Inc. ......       393
      30    Daelim Industrial Co. ...........       522
      50    Daewoo Shipbuilding & Marine
              Engineering Co., Ltd. (b)......       423
      64    Daishin Securities Co. ..........     1,104
      10    Honam Petrochemical Corp. .......       294
      10    Hyundai Precision Industry
              Co. ...........................       257
      15    LG Chem Ltd. ....................       603
       3    LG Electronics, Inc. ............       125
       5    Pohang Iron & Steel Co., Ltd. ...       519
       4    Samsung Electronics Co. .........     1,040
      10    Samsung Fire & Marine Insurance
              Co., Ltd. .....................       486
       2    Shinsegae Department Store
              Co. ...........................       312
       2    SK Telecom Co., Ltd. ............       256
                                               --------
                                                  6,334
                                               --------
Spain (4.4%):
       8    Acerinox SA, Registered Shares...       321
       6    ACS (Actividades de Construccion
              y Servicios) SA................       276
       5    Altadis SA.......................       128
      16    Amadeus Global Travel
              Distribution SA, Class A.......        92
      20    Avertis Infraestructurassa SA....       279
     353    Banco Bilbao Vizcaya Argentina
              SA.............................     3,708
     526    Banco Santander Central Hispano
              Americano SA...................     4,607
      14    Corporacion Financiara Alba SA...       363
      34    Corporacion Mapfre SA............       364

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Spain, continued:
      55    Empresa Nacional de Electricidad
              SA (b).........................  $    499
      99    Endesa SA........................     1,659
      10    Fomento de Construcciones y
              Contratas SA...................       270
      33    Gas Natural SDG SA...............       671
      18    Grupo Dragados SA................       362
     109    Iberdrola SA.....................     1,888
       6    Industria de Diseno Textil SA....       151
       8    Inmobiliaria Metro SA............       220
     134    Repsol SA........................     2,165
      16    Sociedad General de Aquas de
              Barcelona SA...................       224
      34    Tabacalera SA....................       864
     505    Telefonica SA (b)................     5,857
      19    Telefonica SA (b)................       222
      22    Telepizza SA (b).................        27
      30    Union Electric Fenosa SA.........       508
      15    Vallehermoso SA..................       166
                                               --------
                                                 25,891
                                               --------
Sweden (1.2%):
      11    Atlas Copco AB, Series A.........       282
      11    Drott AB.........................       142
      13    Electrolux AB, Series B..........       261
      25    Gambro AB, Class A...............       166
      11    Hennes & Mauritz AB, Class B.....       253
     950    LM Ericsson AB, Series B (b).....     1,020
     192    Nordea AB........................       926
      39    Nordea AB........................       189
      68    Nordic Baltic Holding AB.........       338
       4    Sandvik AB.......................       105
      34    Securitas AB, Class B............       350
      66    Skandiaviska Enskilda Banken AB,
              Class A........................       670
      21    Skanska AB, Class B..............       120
       7    SKF AB, Series B.................       205
      19    Svenska Cellulosa AB, Series B...       649
      49    Svenska Handelsbanken AB, Class
              A..............................       805
     122    Telia AB.........................       504
       8    Trelleborg AB, Series B..........        85
      19    Volvo AB, Class B................       414
                                               --------
                                                  7,484
                                               --------
Switzerland (1.9%):
       7    Adecco SA, Registered Shares.....       269
       6    Converium Holding AG.............       277
      28    Credit Suisse Group..............       746
       0    Givaudan AG......................        82

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 102

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Switzerland, continued:
      10    Nestle SA........................  $  2,043
      72    Novartis AG......................     2,841
       3    Roche Holding AG.................       369
      18    Roche Holding AG.................     1,396
       0    Societe Generale de Surveillance
              Holdings SA....................       160
       8    Swiss Reinsurance Corp.,
              Registered Shares..............       432
       1    Swisscom AG, Registered Shares...       287
       3    Syngenta AG......................       169
      12    The Swatch Group AG, Registered
              Shares.........................       209
      32    UBS AG, Registered Shares........     1,784
       2    Zurich Financial Services AG.....       263
                                               --------
                                                 11,327
                                               --------
Taiwan (0.3%):
     300    Asustek Computer, Inc. ..........       758
   2,500    Far Eastern Textile Ltd. ........       965
     700    Taiwan Mask Corp. (b)............       376
                                               --------
                                                  2,099
                                               --------
Thailand (0.9%):
     242    Advance Agro PCL (b).............        86
     100    Advanced Info Service PCL........       145
     400    Bangkok Bank PCL (b).............       642
     144    Electricity Generating PCL.......       193
     139    Hana Microelectronics PCL........       321
     570    I.C.C. International PCL.........       335
     127    Italian-Thai Development PCL
              (b)............................       101
     471    Nation Multimedia Group PCL,
              Foreign Registered Shares
              (b)............................       133
      20    Pizza PCL (b)....................        35
     153    PTT Exploration & Production
              PCL............................       591
      57    Serm Suk Co., Ltd. ..............        34
     742    Shin Corp., PCL..................       335
     210    Siam Cement PCL..................       840
   1,451    TelecomAsia Corp., PCL, Foreign
              Registered Shares (b)..........       240
     600    Thai Farmers Bank PCL (b)........       560
   1,761    Thai Rung Union Car PCL..........       396
      73    Tipco Asphalt PCL (b)............        61
     307    United Broadcasting Corp., PCL
              (b)............................       137
                                               --------
                                                  5,185
                                               --------
Turkey (0.6%):
  58,824    Akbank AS........................       174
  25,868    Akcansa Cimento AS...............        67
   4,679    Aksa Akrilik Kimya Sanayii AS....        36
 100,000    Aksigorta AS.....................       323
   4,880    Alarko Holding AS................        70

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Turkey, continued:
   7,036    Anadolu Efes Biracilik ve Malt
              Sanayii AS.....................  $    140
  44,303    Arcelik AS.......................       155
  43,022    Aygaz AS.........................        96
 100,984    Cimsa Cimento Sanayii ve Ticaret
              AS.............................       280
  14,144    Eczacibasi Ilac Sanayii ve
              Ticaret AS (b).................        37
  10,971    Eregli Demir ve Celik Fabrikalari
              Sanayii ve Ticaret AS (b)......       149
   3,235    Goodyear Lastikleri Sanayii ve
              Ticaret AS (b).................        25
  16,263    Migros Turk Sanayii ve Ticaret
              AS.............................       162
   1,525    Netas-Northern Elektrik
              Telekomunikasyon AS............        28
  16,415    Otosan Otomobil Sanayii ve
              Ticaret AS (b).................       204
  64,967    Tofas Turk Otomobil Fabrikas
              Sanayii ve Ticaret AS (b)......        76
  31,194    Trakya Cam Sanayii AS............        69
  14,000    Tupras Turkiye Petrol
              Rafinerileri AS................        92
  12,750    Turk Demir Dokum Fabrikalari
              Sanayii ve Ticaret AS..........        16
 206,210    Turkiye Garanti Bankasi Sanayii
              ve Ticaret AS (b)..............       279
 155,884    Turkiye Is Bankasi Sanayii ve
              Ticaret AS, Class C (b)........       495
 237,415    Vestel Elektronik Sanayii ve
              Ticaret AS (b).................       598
 232,062    Yapi ve Kredi Bankasi Sanayii ve
              Ticaret AS (b).................       252
                                               --------
                                                  3,823
                                               --------
United Kingdom (8.5%):
      24    3I Group PLC.....................       221
     791    Amoco PLC........................     5,487
      51    Anglo American PLC...............       781
      48    BAA PLC..........................       387
     103    BAE Systems PLC..................       241
     185    Barclays PLC.....................     1,374
      20    Barratt Developments PLC.........       142
     146    BG Group PLC.....................       649
      44    Boots Group PLC..................       468
      43    Brambles Industries PLC..........       117
      14    British Aerospace PLC............         4
      58    British American Tobacco PLC.....       654
      29    British Land Co., PLC............       230
      50    British Sky Broadcasting Group
              PLC (b)........................       556
     306    British Telecommunications Group
              PLC............................     1,029

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
      85    Cadbury Schweppes PLC............  $    500
      35    Canary Wharf Group PLC...........       147
       9    Carnival PLC.....................       267
     144    Centrica PLC.....................       418
      97    Chubb PLC........................       120
      72    Commercial Union PLC.............       500
      68    Compass Group PLC................       368
     120    Diageo PLC.......................     1,285
      76    Dixons Group PLC.................       165
      29    Electrocomponents PLC............       157
      54    EMI Group PLC....................       108
     200    Energis PLC (b)..................         0
      43    GKN PLC..........................       159
     217    Glaxosmithkline PLC..............     4,385
     107    Granada Compass PLC..............       161
      41    Great Universal Stores PLC.......       459
      47    Hanson PLC.......................       264
     115    Hays PLC.........................       183
     142    HBOS PLC.........................     1,835
     336    HSBC Holdings PLC................     3,975
      57    Imperial Chemical Industries
              PLC............................       115
      10    Imperial Tobacco PLC.............       179
      30    Intercontinental Hotels Group PLC
              (b)............................       215
     175    Invensys PLC.....................        59
      81    J Sainsbury PLC..................       338
     113    Kidde PLC........................       159
      44    Kingfisher PLC...................       203
      69    Ladbroke Group PLC...............       210
      18    Land Securities Group PLC........       237
     189    Legal & General Group PLC........       262
     174    Lloyds TSB Group PLC.............     1,234
      38    Logica PLC.......................        90
      80    Marks & Spencer Group PLC........       418
      57    Misys PLC........................       240
      30    Mitchells & Butlers PLC (b)......       117
     161    MMO2 PLC (b).....................       151
     130    National Grid Group PLC..........       880
      50    National Power PLC (b)...........       107
      29    Nycomed Amersham PLC.............       219
      36    Pearson PLC......................       332
      45    Peninsular & Oriental Steam
              Navigation Co., PLC............       173
      56    Pilkington PLC...................        61
      79    Prudential Corp., PLC............       476
      38    Rank Group PLC...................       155
       6    Reckitt & Colman PLC.............       110
      52    Reed International PLC...........       436
      97    Rentokil Initial PLC.............       303
      65    Reuters Group PLC................       187

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
      32    Rexam PLC........................  $    200
      43    Rio Tinto PLC....................       799
      29    Rolls Royce Group PLC............        62
      34    Royal Bank of Scotland Coupons
              PLC............................        33
      98    Royal Bank of Scotland Group
              PLC............................     2,754
       5    Schroders PLC....................        53
      56    Scottish Power PLC...............       335
     150    Shell Transportation & Trading
              Co., PLC.......................       990
      33    Smiths Industries PLC............       383
      30    Taylor Woodrow PLC...............       100
     293    Tesco PLC........................     1,060
      63    The Sage Group PLC...............       169
     100    Unilever PLC.....................       793
   2,326    Vodafone Group PLC...............     4,547
      47    Woolworths Group PLC.............        29
      49    WPP Group PLC....................       385
      58    Zeneca PLC.......................     2,329
                                               --------
                                                 50,483
                                               --------
United States (0.0%):
       4    Carnival Corp., Class A..........       133
       2    Gen-Probe, Inc. (b)..............        98
                                               --------
                                                    231
                                               --------
  Total Common Stocks                           546,425
                                               --------
CORPORATE BONDS (0.0%):
Spain (0.0%):
$     65    Banco Santander, 2.00%, 10/1/03..        74
                                               --------
United Kingdom (0.0%):
      19    BG Transco Holdings PLC, 7.06%,
              12/14/09.......................        31
      19    BG Transco Holdings PLC, 4.19%,
              12/14/22.......................        37
      19    BG Transco Holdings PLC, 7.00%,
              12/16/24.......................        37
                                               --------
                                                    105
                                               --------
  Total Corporate Bonds                             179
                                               --------
CONVERTIBLE BONDS (0.0%):
Portugal (0.0%):
      11    Banco Comercial Portuguese.......         1
                                               --------
  Total Convertible Bonds                             1
                                               --------
ISHARES (1.3%):
Germany (0.1%):
      68    MSCI Germany Index Fund..........       830
                                               --------
Hong Kong (0.1%):
      70    MSCI Hong Kong Index Fund........       534
                                               --------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 104

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
ISHARES, CONTINUED:
Japan (0.5%):
     380    MSCI Japan Index Fund............  $  2,762
                                               --------
Singapore (0.0%):
      15    MSCI Singapore Free Index Fund...        72
                                               --------
South Korea (0.1%):
      38    MSCI South Korea.................       759
                                               --------
Taiwan (0.5%):
     330    MSCI Taiwan Index Fund...........     2,948
                                               --------
  Total iShares                                   7,905
                                               --------
PREFERRED STOCKS (0.9%):
Australia (0.1%):
     119    News Corp., Ltd. ................       731
                                               --------
Brazil (0.6%):
   1,035    AmBev Cia Bebid SA...............       210
      70    Aracruz Celulose SA..............       146
  69,398    Banco Bradesco SA................       260
   8,230    Banco Itau Holding Financeira
              SA.............................       548
  55,695    Bradespar SA.....................        12
   6,114    Companhia Brasileira de
              Distribuicao Grupo Pao de
              Acucar SA......................        94
   3,835    Companhia Energetica de Minas
              Gerais SA......................        35
       0    Companhia Paulista de Forca e Luz
              SA.............................         0
      21    Companhia Vale do Rio Doce SA,
              Series A.......................       566
      49    Petroleo Brasileiro SA...........       876
      10    Petroleo Brasileiro SA ADR.......       170
   9,577    Tele Centro Sul Participacoes
              SA.............................        71
  13,410    Tele Norte Leste Participacoes
              SA.............................       155
  27,580    Telesp Celular Participacoes SA
              (b)............................        43
   3,218    Uniao de Bancos Brasileir SA.....        51
   3,000    Votorantim Celulose e Papel SA...       115
                                               --------
                                                  3,352
                                               --------
Germany (0.2%):
       1    Porsche AG.......................       548
      11    RWE AG...........................       281
      16    Volkswagen AG....................       479
                                               --------
                                                  1,308
                                               --------
  Total Preferred Stocks                          5,391
                                               --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
RIGHTS (0.0%):
Brazil (0.0%):
      11    Vale Do Rio Doce Bond............  $      0
                                               --------
France (0.0%):
      10    Lafarge SA.......................        28
                                               --------
  Total Rights                                       28
                                               --------
WARRANTS (0.0%):
Israel (0.0%):
       0    Israel Corp., Ltd. ..............         1
                                               --------
Mexico (0.0%):
       1    Cemex SA.........................         0
                                               --------
Thailand (0.0%):
     118    Nation Multimedia Group PLC......         0
                                               --------
  Total Warrants                                      1
                                               --------
U.S. TREASURY OBLIGATIONS (0.5%):
US Treasury Bills (0.5%):
$  2,925    7/31/03 (c)......................     2,923
                                               --------
  Total U.S. Treasury Obligations                 2,923
                                               --------
INVESTMENT COMPANIES (4.0%):
  24,149    One Group Prime Money Market
              Fund, Class I (d)..............    24,149
                                               --------
  Total Investment Companies                     24,149
                                               --------
REPURCHASE AGREEMENT (1.4%):
$  8,484    State Street Bank and Trust,
              0.65%, 7/1/03 (Proceeds at
              maturity $8,484, collateralized
              by various U.S. Government
              securities)....................     8,484
                                               --------
  Total Repurchase Agreement                      8,484
                                               --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (23.1%):
 139,491    Pool of various securities for
              One Group Equity
              Funds -- footnote 2 (Securities
              Lending).......................   139,491
                                               --------
  Total Short-Term Securities Held as
  Collateral for Securities Lending            139,491
                                               --------
Total (Cost $752,207) (a)                      $734,977
                                               ========

------------

Percentages indicated are based on net assets of $603,341.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 107,529
                   Unrealized depreciation......................   (124,759)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ (17,230)
                                                                  =========

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) Investment in affiliate.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

ADR        American Depository Receipt
GDR        Global Depository Receipt

The following represents the allocations by industry for common stocks, preferred stocks, and corporate bonds based on net assets:

                   INDUSTRY                                       PERCENTAGE
                   ---------------------------------------------     ----
                   Commercial Services..........................      1.2%
                   Communications...............................     10.0%
                   Consumer Durable.............................      7.2%
                   Consumer Non-Durable.........................      5.6%
                   Consumer Services............................      2.3%
                   Distribution Services........................      0.8%
                   Electronic Technology........................      6.5%
                   Energy Minerals..............................      7.4%
                   Finance......................................     22.5%
                   Health Services..............................      0.1%
                   Health Technology............................      6.4%
                   Industrial Services..........................      1.5%
                   Miscellaneous................................      2.0%
                   Non-Energy Minerals..........................      3.1%
                   Process Industries...........................      4.5%
                   Producer Manufacturing.......................      6.5%
                   Retail Trade.................................      3.0%
                   Technology Services..........................      1.5%
                   Transportation...............................      2.4%
                   Utilities....................................      5.5%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 106

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS (91.6%):
Argentina (0.3%):
      77    Banco Frances Rio SA (b).........  $    158
       7    Grupo Financiero Galicia ARS
              (b)............................        33
      55    Impsat Fiber Networks, Inc.
              (b)............................         0
     835    PC Holdings SA (b)...............       703
      56    Siderar SA, Class A (b)..........       158
     447    Tenaris SA.......................     1,146
      19    YPF Sociedad Anonima.............       523
                                               --------
                                                  2,721
                                               --------
Australia (3.9%):
     216    Amcor Ltd. ......................     1,174
       1    Amp Ltd. ........................         2
     170    Australia & New Zealand Banking
              Group Ltd. ....................     2,122
     186    Australian Gas Light Co.,
              Ltd. ..........................     1,367
      57    BHP Steel Ltd. ..................       141
     117    Brambles Industries Ltd. ........       359
     633    Broken Hill Proprietary Co.,
              Ltd. ..........................     3,670
     461    Coca-Cola Amatil Ltd. ...........     1,765
       0    Coles Myer Ltd. .................         1
      26    Commonwealth Bank of Australia...       510
     300    Computershare Ltd. ..............       376
     110    Foodland Associated Ltd. ........     1,453
     489    Foster's Brewing Group Ltd. .....     1,381
     500    John Fairfax Holdings Ltd. ......       966
      26    National Australia Bank Ltd. ....       581
     300    Newcrest Mining Ltd. ............     1,539
      40    News Corp., Ltd. ................       302
      40    News Corp., Ltd. ADR.............     1,211
      69    Onesteel Ltd. ...................        88
     202    Origin Energy Ltd. ..............       550
     160    Publishing and Broadcasting......     1,060
     650    Qantas Airways Ltd. .............     1,425
     259    QBE Insurance Group Ltd. ........     1,618
     400    Rinker Group Ltd. ...............     1,406
      72    Rio Tinto Ltd. ..................     1,417
     256    Santos Ltd. .....................     1,012
     200    TAB Ltd. ........................       436
      50    Telstra Corp., Ltd. .............       148
      60    Wesfarmers Ltd. .................     1,018
      95    Westpac Banking Corp., Ltd. .....     1,038
     622    WMC Ltd. ........................     1,697
     122    WMC Resources Ltd. (b)...........       287
       0    Woolworth Ltd. ..................         3
                                               --------
                                                 32,123
                                               --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Austria (0.4%):
      10    Erste Bank Der Oesterreichischen
              Sparkassen AG..................  $    884
      13    Flughafen Wien AG................       472
     167    Telekom Austria AG (b)...........     1,895
                                               --------
                                                  3,251
                                               --------
Belgium (0.7%):
       9    Bekaert SA.......................       435
       4    Electrabel SA....................     1,036
      21    Fortis SA........................       372
      16    Groupe Bruxelles Lambert SA......       739
      20    Interbrew Co. ...................       444
      17    Kredietbank NV...................       656
      29    Solvay SA........................     1,973
       8    Union Miniere Group SA...........       400
                                               --------
                                                  6,055
                                               --------
Brazil (1.3%):
      50    Aracruz Celulose ADR.............     1,051
      30    Banco Bradesco ADR...............       560
   3,000    Celular CRT Participation,
              Preferred A Shares.............       353
      16    Cemig Ca Energ ADR...............       144
      97    Centrais Eletricas Brasileiras
              ADR............................       374
      30    Companhia de Bebidas ADR.........       611
      25    Compania Vale do Rio Doce ADR....       699
      10    Pao De Acucar GDR................       153
     105    Petroleo Brasileiro SA ADR.......     2,075
       6    Sider Nacional ADR...............       149
     256    Tele Centro Oeste Celular
              Participacoes SA...............     1,480
      25    Telecomunicacoes Brasileiras SA
              ADR............................       689
  58,000    Telemar Norte Leste SA...........       795
      19    Unibanco Holdings GDR............       326
      59    Votorantim Celulose e Papel SA
              ADR............................     1,141
                                               --------
                                                 10,600
                                               --------
Canada (1.1%):
     126    Abitibi-Consolidated, Inc. ADR...       799
      70    Agrium, Inc. ....................       760
      29    Alcan Aluminum Ltd. .............       915
      42    Cad Bombardier Class B...........       141
      70    Domtar, Inc. ....................       762
      28    Hummingbird Ltd. (b).............       549
      90    Inco Limited Mines (b)...........     1,891
      12    Magna International, Inc. .......       795
      20    Sun Life Financial, Inc. ........       415
      10    Sun Life Financial, Inc. ........       206
      20    Thomson Corp. ...................       624

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Canada, continued:
      30    Toronto-Dominion Bank............  $    833
      15    Toronto-Dominion Bank............       412
                                               --------
                                                  9,102
                                               --------
Chile (0.1%):
      11    Banco Santander Chile SA ADR.....       215
      27    Enersis SA ADR...................       120
      10    Lan Chile ADR....................        80
      50    Telecomunicaciones de Chile SA
              ADR (b)........................       590
                                               --------
                                                  1,005
                                               --------
China (1.0%):
   3,000    Aluminum Corp. of China..........       669
   3,000    Beijing Capital International
              Airport........................       731
      66    China Petroleum & Chemical
              Corp. .........................     1,589
   1,200    China Steel Corp. ...............       832
     176    China Unicom Ltd. ...............       120
     108    China Unicom Ltd. ADR............       745
     100    China.Com Corp. (b)..............       840
   2,000    Global Bio-Chem Technology Co.,
              Ltd. ..........................       648
   6,000    Guangshen Railway Co., Ltd. .....     1,069
      19    Petrochina Co., Ltd. ADR.........       559
   1,400    Shenzhen Investment Ltd. ........       183
                                               --------
                                                  7,985
                                               --------
Denmark (1.6%):
      83    Carlsberg A/S, Class B...........     2,966
       0    D/S Svendborg A/S, Class B.......       606
       3    Danisco A/S......................       112
      50    Danske Bank A/S..................       974
     110    Falck A/S........................     1,828
      74    H. Lunbeck A/S...................     1,498
      40    ISS A/S..........................     1,428
      10    Kobenhavns Lufthavne A/S.........       811
      30    Novo Nordisk A/S.................     1,038
      68    TDC A/S..........................     2,027
                                               --------
                                                 13,288
                                               --------
Finland (4.0%):
     100    Aldata Solution Oyj (b)..........       175
      15    Amer Group, Class A..............       459
     248    Elisa Communications Oyj (b).....     2,133
     330    Jot Automation Group Oyj (b).....       114
      14    Metra AB, Class B................       175
      42    Metso Oyj........................       374
     580    Nokia Corp. ADR..................     9,528
     531    Nokia Oyj, Class A...............     8,740
      57    Nokian Renkaat Oyj...............     2,956
      16    Pohjola Group PLC, Class D.......       272
      97    Rautaruukki Oyj..................       416

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Finland, continued:
      26    Sampo Insurance Co. .............  $    191
     307    Stora Enso Oyj, Class R..........     3,430
     108    Tecnomen Oyj (b).................        65
      59    Tieto Corp., Class B.............       987
     241    UPM-Kymmene Corp. ...............     3,518
                                               --------
                                                 33,533
                                               --------
France (4.9%):
      16    Accor SA.........................       577
     152    Axa..............................     2,359
      48    Banque Nationale de Paris SA.....     2,453
      20    Carrefour SA.....................       958
      27    Compagnie de Saint-Gobain........     1,068
      30    Compagnie Francaise d'Etudes et
              de Construction Technip........     2,625
      10    Dassault Systems SA..............       328
      16    Dexia............................       199
      16    Dexia-Strip (b)..................         0
      28    France Telecom SA................       698
       6    Groupe Danone SA.................       806
       1    Imetal SA........................       160
       9    L'Air Liquide SA, Registered
              Shares.........................     1,285
      23    L'Oreal SA.......................     1,641
      10    Lagardere S.C.A. ................       435
      14    LVMH (Louis Vuitton Moet
              Hennessy) SA...................       700
       8    Michelin, Class B, Registered
              Shares.........................       316
       5    Pechiney SA, Class A.............       179
       5    Pernod-Ricard SA.................       431
       6    Pinault Printemps Redoute SA.....       471
      14    PSA Peugeot Citroen SA...........       696
      38    Rhone-Poulenc SA.................     2,087
      10    Sagem SA.........................       804
      70    Sanofi Synthelabo SA.............     4,087
       7    Schneider SA.....................       321
       4    Societe BIC SA...................       164
      26    Societe Generale, Class A........     1,667
      15    STMicroelectronics NV............       315
     106    Suez Lyonnaise Des Eaux SA.......     1,693
      47    Thomson CSF......................     1,394
      56    Total Fina Elf SA, Class B.......     8,405
      50    Veolia Environment...............     1,028
                                               --------
                                                 40,350
                                               --------
Germany (2.7%):
       5    Allianz AG.......................       450
      54    BASF AG..........................     2,279
      27    Bayer AG.........................       618
      35    Bayerische Motoren Werke AG......     1,344
      19    Bayerische Vereinsbank AG........       316

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 108

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Germany, continued:
      18    Daimler-Chrysler AG..............  $    629
      23    Deutsche Bank AG, Registered
              Shares.........................     1,507
     123    Deutsche Telekom AG..............     1,866
      11    Hochtief AG......................       184
       6    Linde AG.........................       205
      34    Lufthansa AG.....................       398
      28    Metro AG.........................       882
       5    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares.........................       544
      26    Preussag AG......................       384
      34    RWE AG...........................     1,041
       5    SAP AG...........................       533
      15    SAP AG ADR.......................       438
      27    Schering AG......................     1,314
      59    Siemens AG.......................     2,889
      10    Siemens AG ADR...................       489
      42    Thyssen Krupp AG.................       477
      63    VEBA AG..........................     3,252
      10    Volkswagen AG....................       407
                                               --------
                                                 22,446
                                               --------
Greece (1.4%):
     101    Aktor............................       579
      44    Alpha Credit Bank SA.............       767
      15    Commercial Bank of Greece SA.....       263
     150    Delta Singular SA................       367
      30    Eurobank.........................       453
      15    Folli-Follie Abee................       226
      88    Hellenic Bottling Co., SA........     1,463
     127    Hellenic Telecommunication
              Organization...................     1,502
      80    Hyatt Regency Hotels and Tourism
              SA.............................       709
      22    National Bank of Greece SA.......       364
     260    Panafon Hellenic Telecom SA......     1,725
      60    Public Power Corp. ..............     1,082
      50    Titan Cement Co. ................     1,809
                                               --------
                                                 11,309
                                               --------
Hong Kong (3.0%):
   2,988    Beijing Datang Power Generation
              Ltd. ..........................     1,312
     104    China Mobile Ltd. ADR............     1,225
   2,000    China Southern Airlines Co.,
              Class H........................       526
     116    CLP Holdings Ltd. ...............       507
   1,000    Convenience Retail Asia Ltd.
              (b)............................       232
     500    Esprit Holdings Ltd. ............     1,221
   4,320    Global Green Tech Group Ltd. ....       681
      61    Hang Seng Bank Ltd. .............       643
     350    Henderson Land Development.......     1,005

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Hong Kong, continued:
     197    Hong Kong & China Gas Co.,
              Ltd. ..........................  $    249
       0    HSBC Holdings PLC................         1
   1,500    Huaneng Power International,
              Inc. ..........................     1,712
     192    Hutchison Whampoa Ltd. ..........     1,170
     586    Hysan Development Co., Ltd. .....       485
   1,006    Johnson Electric Holdings,
              Ltd. ..........................     1,245
     236    Li & Fung Ltd. ..................       304
     540    MTR Corp. .......................       620
   2,220    Ngai Lik Industrial Holding
              Ltd. ..........................       648
     344    Pacific Century Cyberworks, Ltd.
              (b)............................       213
   1,500    Petrochina Co., Ltd. ............       452
   1,500    QPL International Holdings Ltd.
              (b)............................       292
      80    Serono SA ADR....................     1,165
     381    Sun Hung Kai Properties Ltd. ....     1,923
     715    Sunevision Holdings Ltd. (b).....       121
   5,400    TCL International Holdings Ltd...     1,143
     150    Tracker Fund of Hong Kong........       186
     393    Wharf Holdings Ltd. .............       756
   3,500    Yanzhou Coal Mining Co. .........     1,627
   2,500    Yizheng Chemical Fibre Co. ......       356
     923    Yue Yuen Industrial Holdings
              LTD. ..........................     2,361
   2,000    Zhejiang Expressway Co., Ltd. ...       827
                                               --------
                                                 25,208
                                               --------
India (0.1%):
      25    Larsen & Toubro Ltd. GDR.........       261
     125    Mahindra & Mahindra Ltd. GDR.....       386
      10    Reliance Industries Ltd. GDR.....       144
                                               --------
                                                    791
                                               --------
Ireland (2.4%):
     113    Allied Irish Banks PLC...........     1,701
     151    Allied Irish Banks PLC...........     2,257
     252    Bank of Ireland PLC..............     3,059
     250    Bank of Ireland PLC..............     3,017
     111    CRH PLC..........................     1,751
     107    CRH PLC..........................     1,683
     561    Independent Newspapers PLC.......     1,017
     150    Irish Life & Permanent PLC.......     1,619
     163    Kerry Group PLC, Class A.........     2,512
      70    Ryanair Holdings PLC (b).........       485
      40    Ryanair Holdings PLC (b).........       288
      20    Ryanair Holdings PLC ADR (b).....       898
                                               --------
                                                 20,287
                                               --------
Israel (0.0%):
      35    Partner Communications Co., Ltd.
              ADR (b)........................       172
                                               --------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Italy (1.9%):
      75    Assicurazioni Generali SpA.......  $  1,738
      42    Bancario San Paolo di Torino
              SpA............................       395
     420    Banco Ambrosiano Veneto SpA......     1,344
      88    Eni SpA..........................     1,331
     137    Mediaset SpA.....................     1,159
     170    Saipem SpA.......................     1,273
      94    Snam Rete Gas SpA................       369
     320    Telecom Italia Mobile SpA........     2,896
     430    Telecom Italia Mobile SpA di
              Risp...........................     2,118
     607    Unicredito Italiano SpA..........     2,893
                                               --------
                                                 15,516
                                               --------
Japan (15.9%):
     174    Ajinomoto Co., Inc. .............     1,666
     250    Amano Corp. .....................     1,457
     140    Asahi Chemical Industry Co.,
              Ltd. ..........................       400
      23    Avex, Inc. ......................       303
      18    Benesse Corp. ...................       310
     110    Canon, Inc. .....................     5,049
      20    Cawachi Ltd. ....................     1,274
     113    Chugai Pharmaceutical Co.,
              Ltd. ..........................     1,279
      40    Credit Saison Co., Ltd. .........       656
      74    Dai Nippon Printing Co., Ltd. ...       783
      87    Dai-Ichi Pharmaceuticals Co.,
              Ltd. ..........................     1,133
       1    Daido Life Insurance Co. ........     2,165
     100    Dainippon Pharmaceutical Co.,
              Ltd. ..........................       611
      80    Denso Corp. .....................     1,268
       0    Dentsu, Inc. ....................       374
       2    East Japan Railway Co. ..........     6,774
     100    Eisai Co., Ltd. .................     2,057
      30    Fast Retailing Co., Ltd. ........       927
     300    Fuji Electric Co., Ltd. .........       657
     380    Fuji Heavy Industries Ltd. ......     1,715
      84    Fuji Photo Film Co., Ltd. .......     2,427
     173    Hankyu Corp. ....................       484
      60    Hitachi Chemical Co., Ltd. ......       614
      25    Hogy Medical Co., Ltd............       981
     100    Honda Motor Co., Ltd. ...........     3,789
      22    ITO-Yokado Co., Ltd. ............       527
     167    Itochu Corp. ....................       420
      16    Jafco............................       906
       1    Japan Telecom Co., Ltd. .........     3,891
      30    Kao Corp. .......................       558
      10    Keyence Corp. ...................     1,832
      25    Kobayashi Pharmaceutical Co.,
              Ltd. ..........................       972
      40    Kose Corp. ......................     1,293
     136    Kubota Corp. ....................       369
     150    Kuraray Co., Ltd. ...............       984
      11    Kyocera Corp. ...................       629
     620    Minolta Co., Ltd. ...............     4,373
     158    Mitsubishi Corp. ................     1,096

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
     400    Mitsui Chemicals, Inc. ..........  $  1,849
      45    Mitsui Fudosan Co., Ltd. ........       287
      70    Mitsumi Electric Co., Ltd. ......       723
     500    NEC Corp. .......................     2,498
      20    NEC Soft Ltd. ...................       440
     262    Nikko Securities Co., Ltd. ......     1,052
     178    Nikon Corp. (b)..................     1,466
     150    Nippon Meat Packers, Inc. .......     1,417
     250    Nippon Oil Co., Ltd. ............     1,085
     500    Nippon Steel Co., Ltd. ..........       687
       1    Nippon Telegraph and Telephone
              Corp. .........................     5,030
       7    Nippon Telegraph and Telephone
              Corp. ADR......................       137
     800    Nippon Yusen Kabushiki Kaisha....     3,118
     117    Nomura Securities Co., Ltd. .....     1,485
       2    NTT Docomo, Inc. ................     4,027
      70    Omron Corp. .....................     1,181
      12    Oriental Land Co., Ltd. .........       526
      60    Pioneer Electronic Corp. ........     1,349
      15    Promise Co., Ltd. ...............       561
     175    Ricoh Co. Ltd. ..................     2,859
       8    Rohm Co., Ltd. ..................       818
       0    Round One Corp. .................       755
      61    Sankyo Co., Ltd. ................     1,509
     143    Sankyo Co., Ltd. ................     1,708
       5    Seiko Epson Corp. (b)............       149
     112    Seven-Eleven Japan Ltd. .........     2,789
     100    Shimano, Inc. ...................     1,572
     139    Shin-Etsu Chemical Co. ..........     4,746
      50    Shinko Electric Industries Co.,
              Ltd. ..........................       974
     100    Shionogi & Co., Ltd. ............     1,355
       1    SKY Perfect Communications, Inc.
              (b)............................       684
      38    Sony Corp. ......................     1,070
      85    Sony Corp. ADR...................     2,380
      74    Sumitomo Corp. ..................       341
     210    Taiyo Yuden Co., Ltd. ...........     2,046
     130    Takeda Chemical Industries
              Ltd. ..........................     4,796
     150    Tanabe Seiyaku...................     1,007
      80    Tokyo Electric Power Co.,
              Ltd. ..........................     1,529
     423    Tokyu Corp. .....................     1,363
     200    Tonengeneral Sekiyu KK...........     1,406
     500    Toshiba Corp. ...................     1,720
      40    Toto Ltd. .......................       238
      30    Toyo Seikan Kaisha Ltd. .........       281
      75    Toyoda Automatic Loom Works......     1,220
     137    Toyota Motor Corp. ..............     3,548
      50    Trans Cosmos, Inc. ..............       800
      24    Yamada Denki Co. ................       530

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 110

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      50    Yamanouchi Pharmaceutical Co.,
              Ltd. ..........................  $  1,303
      70    Yamato Transport Co., Ltd. ......       775
                                               --------
                                                132,192
                                               --------
Luxembourg (0.2%):
     127    Arcelor..........................     1,478
                                               --------
Malaysia (0.2%):
   1,159    Maxis Communications Berhad......     1,739
                                               --------
Mexico (2.1%):
     560    Alfa SA de CV, Class A...........     1,125
   1,381    America Movil SA de CV...........     1,298
      78    Cemex SA de CV, Series CPO.......       349
     203    Cifra SA de CV, Series C (b).....       547
     124    Cifra SA de CV, Series V.........       365
      20    Coca-Cola Femsa SA (b)...........       430
     646    Desc SA de CV, Series B..........       248
     154    Empresas La Moderna SA de CV
              (b)............................        82
      18    Fomento Economico Mexicano SA de
              CV ADR.........................       759
     229    Grupo Carso SA de CV, Series
              A-1............................       694
      80    Grupo Elektra SA de CV...........       245
   5,048    Grupo Financiero BBVA Bancomer...     4,276
            SA de CV, Series B (b)
     203    Grupo Mexico SA de CV, Class B
              (b)............................       312
     603    Grupo Modelo SA, Series C........     1,376
       8    Grupo Televisa SA GDR............       276
     692    Grupo Televisa SA, Series CPO....     1,198
     104    Industrias Penoles SA, Series
              CP.............................       168
     485    Kimberly-Clark de Mexico SA de
              CV, Class A....................     1,301
      30    Telefonos de Mexico ADR..........       943
     539    Telefonos de Mexico SA, Series
              L..............................       849
      50    TV Azteca SA de CV...............       325
     229    US Commercial Corp. SA de CV
              (b)............................        94
                                               --------
                                                 17,260
                                               --------
Netherlands (5.9%):
     338    ABN AMRO Holding NV..............     6,454
     199    Aegon NV.........................     1,995
      55    Akzo Nobel NV....................     1,457
      68    ASM Lithography Holding NV (b)...       646
      37    Elsevier NV......................       440
      96    Fortis NV........................     1,654
     495    Getronics NV (b).................       637
       9    Heineken NV......................       305
      32    IHC Caland NV....................     1,621

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Netherlands, continued:
     136    ING Groep NV.....................  $  2,367
     293    Koninklijke KPN NV (b)...........     2,073
      17    Oce NV...........................       173
      90    Philips Electronics -- NY Shares
              ADR............................     1,720
     123    Philips Electronics NV...........     2,337
     100    Royal Dutch Petroleum Co. .......     4,658
     290    Royal Dutch Petroleum Co., NY
              Shares.........................    13,519
       8    TNT Post Groep NV................       142
      70    Unilever NV......................     3,780
      28    Unilever NV......................     1,486
      30    Verenigde Nederlandse
              Uitgeversbedrijven NV..........       940
      16    Wolters Kluwer CVA...............       193
       9    World Online International NV
              (b)............................         0
                                               --------
                                                 48,597
                                               --------
New Zealand (0.6%):
     315    Fletcher Building Ltd. ..........       677
     104    Fletcher Challenge Forests Ltd.
              (b)............................        71
     250    Lion Nathan Ltd. ................       897
   1,128    Telecom Corp. of New Zealand
              Ltd. ..........................     3,462
     420    Tranz Rail Holdings Ltd. (b).....       229
                                               --------
                                                  5,336
                                               --------
Norway (4.1%):
     121    Aker Kvaerner ASA (b)............     1,591
     139    Den Norske Bank ASA..............       686
     120    Frontline Ltd. ..................     1,712
     882    Golar LNG Ltd. (b)...............     9,167
      30    Hafslund ASA, Class A............       135
     116    Norsk Hydro ASA..................     5,689
      33    Norske Skogsindustrier ASA.......       497
     220    Nycomed Amersham PLC, Class B....     1,723
      39    Orkla ASA, Series A..............       678
      70    Schibsted ASA....................       970
     625    Smedvig ASA, Class A.............     3,972
     269    Statoil ASA......................     2,292
     400    Storebrand ASA (b)...............     1,607
     165    Telenor ASA......................       686
     131    TGS Nopec Geophysical Co., ASA
              (b)............................     1,470
     254    Tomra Systems ASA................     1,089
                                               --------
                                                 33,964
                                               --------
Portugal (0.0%):
      29    Portugal Telecom SA..............       210
                                               --------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Puerto Rico (0.1%):
      20    Check Point Software Technologies
              Ltd. (b).......................  $    391
      40    Shire Pharmaceuticals Group PLC
              (b)............................       788
                                               --------
                                                  1,179
                                               --------
Russia (0.5%):
      25    Mobile Telesystems ADR (b).......     1,475
      30    Wimm-Bill-Dann Foods ADR (b).....       609
      38    Yukos ADR........................     2,100
                                               --------
                                                  4,184
                                               --------
Singapore (0.9%):
     398    Capitaland Ltd. .................       280
      20    Chartered Semiconductor ADR
              (b)............................       103
     221    City Developments Ltd. ..........       556
      83    Creative Technology Ltd. ........       665
     575    Datacraft Asia Ltd. (b)..........       575
     201    Keppel Corp. ....................       559
     152    Oversea Chinese Banking Corp.,
              Ltd. ..........................       864
     300    Sembcorp Logistics Ltd. .........       320
     697    Singapore Telecommunications
              Ltd. ..........................       598
     228    United Overseas Bank Ltd. .......     1,606
     130    Venture Manufacturing Ltd. ......     1,189
                                               --------
                                                  7,315
                                               --------
South Korea (3.3%):
     200    Daewoo Shipbuilding & Marine
              Engineering Co., Ltd. (b)......     1,691
      70    Daishin Securities Co. ..........     1,213
      80    Honam Petrochemical Corp. .......     2,351
      70    Hyundai Department Store Co.,
              Ltd. ..........................     1,559
      60    Hyundai Precision Industry
              Co. ...........................     1,540
      20    Kia Motors Corp. ................       147
     200    KorAm Bank.......................     1,344
      40    Korean Telecom Corp. ............     1,565
      40    LG Engineering and Construction
              Ltd. ..........................       692
      25    Pohang Iron & Steel Co., Ltd. ...     2,595
      13    Samsung Electronics Co. .........     3,863
      32    Samsung Fire & Marine Insurance
              Co., Ltd. .....................     1,556
     200    Samsung Heavy Industries.........       802
      50    Samsung Securities Co., Ltd. ....     1,212
      13    Shinsegae Department Store
              Co. ...........................     2,030
      17    SK Telecom Co., Ltd. ............     2,903
                                               --------
                                                 27,063
                                               --------
Spain (2.6%):
      13    Acerinox SA, Registered Shares...       502
      34    Avertis Infraestructurassa SA....       469
     170    Banco Bilbao Vizcaya Argentina
              SA.............................     1,787

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Spain, continued:
     387    Banco Santander Central Hispano
              Americano SA...................  $  3,392
      27    Corporacion Mapfre SA............       288
       5    Enagas SA........................        43
      92    Endesa SA........................     1,534
      31    Fomento de Construcciones y
              Contratas SA...................       875
      20    Gas Natural SDG SA...............       409
     100    Grupo Dragados SA................     2,013
      20    Grupo Prisa SA (b)...............       182
      99    Iberdrola SA.....................     1,707
     137    Repsol SA........................     2,216
       8    Telefonica SA (b)................        89
     384    Telefonica SA (b)................     4,453
      10    Terra Networks SA (b)............        61
      24    Union Electric Fenosa SA.........       410
      29    Vallehermoso SA..................       322
      64    Zardoya Otis SA..................       962
                                               --------
                                                 21,714
                                               --------
Sweden (4.9%):
     112    Assa Abloy AB, Class B...........     1,084
      25    AstraZeneca Group PLC............     1,013
     100    Atlas Copco AB, Series A.........     2,530
      80    Autoliv, Inc. ...................     2,154
      33    Axfood AB........................       600
      34    Billerud AB......................       397
      25    Capio AB (b).....................       209
      80    Eniro AB.........................       685
      10    Haldex AB........................       104
      41    Hennes & Mauritz AB, Class B.....       948
      90    Kinnevik AB, Class B.............     1,552
     228    LGP Telecom Holding AB (b).......       641
     565    LM Ericsson AB, Series B (b).....       607
      79    Modern Times Group AB, Class B
              (b)............................     1,214
     400    Nobia AB.........................     2,997
     868    Nordea AB........................     4,184
      79    Novestra AB (b)..................        58
      35    PerBio Science AB................       650
     550    Proffice AB, Class B.............     1,237
      30    Sandvik AB.......................       785
     257    Securitas AB, Class B............     2,633
     230    Skandiaviska Enskilda Banken AB,
              Class A........................     2,342
     136    Skanska AB, Class B..............       776
     200    SSAB, Series A...................     2,673
      50    Svenska Cellulosa AB, Series B...     1,708

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 112

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Sweden, continued:
      30    Svenska Handelsbanken AB, Class
              A..............................  $    491
     320    Swedish Match AB.................     2,419
     700    Telia AB.........................     2,903
      30    Volvo AB, Class B................       660
                                               --------
                                                 40,254
                                               --------
Switzerland (4.3%):
      55    Converium Holding AG.............     2,538
      39    Credit Suisse Group..............     1,024
       1    Givaudan AG......................       540
      14    Holderbank Financiere Glarus.....       515
      30    Lonza Group AG...................     1,373
      18    Nestle SA........................     3,661
     118    Novartis AG......................     4,655
      60    Novartis AG ADR..................     2,389
      63    Roche Holding AG.................     4,965
      31    Swiss Reinsurance Corp.,
              Registered Shares..............     1,695
       7    Swisscom AG, Registered Shares...     1,933
      11    Syngenta AG......................       569
     154    UBS AG, Registered Shares........     8,557
      11    Zurich Financial Services AG.....     1,328
                                               --------
                                                 35,742
                                               --------
Taiwan (2.1%):
   2,000    Advanced Semiconductor
              Engineering, Inc. (b)..........     1,190
     100    Advanced Semiconductor
              Engineering, Inc. ADR (b)......       293
      65    Ase Test Ltd. (b)................       358
     100    Asia Optical Co., Inc. ..........       520
      51    Asustek Computer, Inc. GDR.......       128
   1,200    Cheng Shin Rubber Industry Co.,
              Ltd. ..........................     1,460
     350    Compal Electronics, Inc. ........       469
      79    Delta Electronics, Inc. .........        94
      73    Far Eastern Textile Ltd. ........        28
     318    Fomosa Chemicals and Fibre
              Corp. .........................       356
      42    Hon Hai Precision GDR............       321
     400    Hon Hai Precision Industry.......     1,450
     400    Optimax Technology Corp. (b).....       670
   1,000    Premier Image Technology.........     1,546
     510    Pro Mos Technologies, Inc. (b)...       207
     600    Quanta Computer, Inc. ...........     1,240
     137    Ritek Corp. GDR..................       196
     328    Ritek Corp. GDR (b)..............       477
   2,000    Sampo Corp. .....................       644
     127    Systex Corp. ADR (b).............       227
     930    Taishin Financial Holding Co.
              (b)............................       484
     500    Taiwan Semiconductor (b).........       823

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
Taiwan, continued:
      99    Taiwan Semiconductor
              Manufacturing Co., Ltd. ADR
              (b)............................  $    998
      92    Unimicron Technology Corp. ......        56
     314    United Microelectronics Corp. ADR
              (b)............................     1,178
   3,500    Yuanta Core Pacific Securities
              Co. ...........................     1,830
                                               --------
                                                 17,243
                                               --------
United Kingdom (12.6%):
     177    Abbey National PLC...............     1,376
     925    Amoco PLC........................     6,415
      30    AstraZeneca PLC ADR..............     1,223
      15    AWG PLC (b)......................       139
  18,750    AWG PLC (b)......................        31
  13,386    AWG PLC, Red Shares..............        20
   6,075    AWG PLC, Red Shares (b)..........        10
      82    BAE Systems PLC..................       192
     427    Barclays PLC.....................     3,167
     253    BG Group PLC.....................     1,121
      40    BOC Group PLC....................       518
      62    Boots Group PLC..................       666
      84    British Airways PLC (b)..........       209
     384    British Sky Broadcasting Group
              PLC (b)........................     4,256
     349    British Telecommunications Group
              PLC............................     1,172
      50    Cadbury Schweppes PLC............       295
     269    Centrica PLC.....................       780
     200    Commercial Union PLC.............     1,389
     100    Compass Group PLC................       539
     346    Corus Group PLC (b)..............        86
     303    Diageo PLC.......................     3,240
     100    Dimensions Data Holdings PLC
              (b)............................        36
      51    EMI Group PLC....................       103
     250    Friends Provident PLC............       468
     347    Glaxosmithkline PLC..............     7,009
      13    Glaxosmithkline PLC ADR..........       527
      30    Granada Compass PLC..............        45
      33    Great Universal Stores PLC.......       375
     129    Hanson PLC.......................       720
     320    HBOS PLC.........................     4,143
     514    HSBC Holdings PLC................     6,072
     377    Imperial Chemical Industries
              PLC............................       764
      82    Intercontinental Hotels Group PLC
              (b)............................       585
     558    Invensys PLC.....................       189
      92    J Sainsbury PLC..................       385
      96    Kingfisher PLC...................       437
     200    Ladbroke Group PLC...............       606
     534    Lloyds TSB Group PLC.............     3,794

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
     130    Man (E D & F) Group..............  $  2,566
     172    Marks & Spencer Group PLC........       894
     249    MMO2 PLC (b).....................       233
     167    National Grid Group PLC..........     1,131
     129    National Power PLC (b)...........       275
      30    Next PLC.........................       508
     139    Nycomed Amersham PLC.............     1,044
     100    Old Mutual PLC...................       144
     100    Pearson PLC......................       934
     213    Prudential Corp., PLC............     1,288
      89    Rank Group PLC...................       367
      55    Reckitt & Colman PLC.............     1,009
      50    Reed International PLC...........       416
     255    Rentokil Initial PLC.............       798
     221    Reuters Group PLC................       640
      21    Rio Tinto PLC....................       390
      27    RMC Group PLC....................       203
     417    Royal Bank of Scotland Group
              PLC............................    11,690
      92    Scottish Power PLC...............       555
     420    Shell Transportation & Trading
              Co., PLC.......................     2,772
     200    Shire Pharmaceuticals Group PLC
              (b)............................     1,320
     580    Smith & Nephew PLC...............     3,333
     218    Smiths Industries PLC............     2,526
     110    Taylor Woodrow PLC...............       363
     144    Tesco PLC........................       520
     232    Unilever PLC.....................     1,846
     385    Vodafone Group ADR...............     7,564
   1,978    Vodafone Group PLC...............     3,867
      80    William Hill PLC.................       377
      50    Wolseley PLC.....................       553
     102    Woolworths Group PLC.............        63
      30    Zeneca PLC.......................     1,203
                                               --------
                                                104,494
                                               --------
United States (0.5%):
      85    America Movil....................     1,594
      20    Embraer Aircraft Corp. ..........       382
      11    Gen-Probe, Inc. (b)..............       446
       4    Transocean Sedco Forex, Inc.
              (b)............................        88
      44    UTStarcom, Inc. (b)..............     1,547
                                               --------
                                                  4,057
                                               --------
  Total Common Stocks                           759,763
                                               --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
CORPORATE BONDS (0.0%):
United Kingdom (0.0%):
$     36    BG Transco Holdings PLC, 7.06%,
              12/14/09.......................  $     59
      36    BG Transco Holdings PLC, 4.19%,
              12/14/22.......................        70
      36    BG Transco Holdings PLC, 7.00%,
              12/16/24.......................        69
                                               --------
  Total Corporate Bonds                             198
                                               --------
ISHARES (0.8%):
France (0.2%):
     100    MSCI France Index Fund...........     1,650
                                               --------
Germany (0.3%):
     225    MSCI Germany Index Fund..........     2,746
                                               --------
Japan (0.1%):
     155    MSCI Japan Index Fund............     1,123
                                               --------
United Kingdom (0.2%):
     110    MSCI United Kingdom Index Fund...     1,444
                                               --------
  Total iShares                                   6,963
                                               --------
PREFERRED STOCKS (0.3%):
Australia (0.2%):
     215    News Corp., Ltd. ................     1,327
                                               --------
Brazil (0.0%):
 220,000    Telesp Celular Participacoes SA
              (b)............................       342
                                               --------
Germany (0.1%):
      29    Man AG Vorzugsaktien.............       416
      10    RWE AG...........................       256
                                               --------
                                                    672
                                               --------
  Total Preferred Stocks                          2,341
                                               --------
RIGHTS (0.0%):
Spain (0.0%):
      64    Zardoya Otis Rights (b)..........        96
                                               --------
  Total Rights                                       96
                                               --------
WARRANTS (0.0%):
Mexico (0.0%):
      27    Cemex SA.........................         9
                                               --------
Thailand (0.0%):
      28    Siam Commercial Bank (b).........         0
                                               --------
  Total Warrants                                      9
                                               --------
INVESTMENT COMPANIES (3.5%):
  29,059    One Group Prime Money Market
              Fund, Class I (c)..............    29,059
                                               --------
  Total Investment Companies                     29,059
                                               --------

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 114

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (15.8%):
$130,981    Pool of various securities for
              One Group Equity Funds --
              footnote 2 (Securities
              Lending).......................  $130,981
                                               --------
  Total Short-Term Securities Held as
  Collateral for Securities Lending             130,981
                                               --------
Total (Cost $898,134) (a)                      $929,410
                                               ========

------------

Percentages indicated are based on net assets of $829,504.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $127,910
                   Unrealized depreciation......................   (96,634)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 31,276
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

ADR        American Depository Receipt
GDR        Global Depository Receipt

The following represents the allocations by industry for common stocks, preferred stocks, and corporate bonds based on net assets:

                   INDUSTRY                                       PERCENTAGE
                   --------                                       ----------
                   Commercial Services..........................      1.5%
                   Communications...............................     10.2%
                   Consumer Durable.............................      4.5%
                   Consumer Non-Durable.........................      6.4%
                   Consumer Services............................      3.3%
                   Distribution Services........................      0.7%
                   Electronic Technology........................      8.9%
                   Energy Minerals..............................      7.3%
                   Finance......................................     19.4%
                   Health Services..............................      0.0%
                   Health Technology............................      7.6%
                   Industrial Services..........................      3.9%
                   Miscellaneous................................      1.3%
                   Non-Energy Minerals..........................      4.4%
                   Process Industries...........................      4.9%
                   Producer Manufacturing.......................      5.9%
                   Retail Trade.................................      2.8%
                   Technology Services..........................      1.0%
                   Transportation...............................      3.0%
                   Utilities....................................      3.0%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                        SMALL CAP    SMALL CAP     MID CAP       MID CAP      DIVERSIFIED
                                                         GROWTH        VALUE        GROWTH        VALUE         MID CAP
                                                          FUND         FUND          FUND          FUND          FUND
                                                        ---------    ---------    ----------    ----------    -----------
ASSETS:
Investments, at cost..................................  $518,773     $796,537     $2,125,424    $1,450,592    $  866,415
Unrealized appreciation (depreciation) from
  investments.........................................   106,547       55,583        325,279       152,443       176,315
                                                        --------     --------     ----------    ----------    ----------
Investments, at value.................................   625,320      852,120      2,450,703     1,603,035     1,042,730
Cash..................................................        --(a)         1             --             1            --
Interest and dividends receivable.....................       220          598            591         1,361           651
Receivable for capital shares issued..................       242          459            762           507           131
Receivable from brokers for investments sold..........        --          547         10,771            --         8,289
Prepaid expenses......................................         6            8             23            17            11
                                                        --------     --------     ----------    ----------    ----------
Total Assets..........................................   625,788      853,733      2,462,850     1,604,921     1,051,812
                                                        --------     --------     ----------    ----------    ----------
LIABILITIES:
Cash overdraft........................................        --           --             --            --            28
Dividends payable.....................................        --          615             --         2,013           350
Payable to brokers for investments purchased..........        --          706         22,409            --         6,489
Payable for capital shares redeemed...................        13           60            139           153            22
Payable for return of collateral received for
  securities on loan..................................    90,378       95,454        249,904        80,515        66,096
Accrued expenses and other payables:
  Investment advisory fees............................       323          454          1,256           935           599
  Administration fees.................................        71          100            289           204           131
  Distribution fees...................................        36           67            317            99            41
  Other...............................................       227          170          1,573           780           397
                                                        --------     --------     ----------    ----------    ----------
Total Liabilities.....................................    91,048       97,626        275,887        84,699        74,153
                                                        --------     --------     ----------    ----------    ----------
NET ASSETS:
Capital...............................................   584,743      730,056      2,443,619     1,496,237       925,126
Undistributed (distributions in excess of) net
  investment income...................................        (7)         (15)           (45)          (65)         (101)
Accumulated undistributed net realized gains (losses)
  from investments, options and futures
  transactions........................................  (156,543)     (29,517)      (581,890)     (128,393)     (123,681)
Net unrealized appreciation (depreciation) from
  investments, options and futures....................   106,547       55,583        325,279       152,443       176,315
                                                        --------     --------     ----------    ----------    ----------
Net Assets............................................  $534,740     $756,107     $2,186,963    $1,520,222    $  977,659
                                                        ========     ========     ==========    ==========    ==========
NET ASSETS:
  Class I.............................................  $447,634     $604,837     $1,493,114    $1,269,438    $  841,092
  Class A.............................................    57,896       93,133        409,354       175,561       115,500
  Class B.............................................    23,044       27,754        226,174        57,501        15,185
  Class C.............................................     6,166       30,383         58,321        17,722         5,882
                                                        --------     --------     ----------    ----------    ----------
Total.................................................  $534,740     $756,107     $2,186,963    $1,520,222    $  977,659
                                                        ========     ========     ==========    ==========    ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I.............................................    50,451       32,865         80,009        94,177        54,228
  Class A.............................................     6,610        5,160         22,549        12,969         7,548
  Class B.............................................     2,826        1,612         13,887         4,354         1,023
  Class C.............................................       739        1,771          3,305         1,342           396
                                                        --------     --------     ----------    ----------    ----------
Total.................................................    60,626       41,408        119,750       112,842        63,195
                                                        ========     ========     ==========    ==========    ==========
Net Asset Value
  Class I -- Offering and redemption price per
    share.............................................  $   8.87     $  18.40     $    18.66    $    13.48    $    15.51
                                                        ========     ========     ==========    ==========    ==========
  Class A -- Redemption price per share...............  $   8.76     $  18.05     $    18.15    $    13.54    $    15.30
                                                        ========     ========     ==========    ==========    ==========
    Maximum sales charge..............................      5.25%        5.25%          5.25%         5.25%         5.25%
                                                        ========     ========     ==========    ==========    ==========
    Maximum offering price per share (100%/(100%-
      maximum sales charge) of net asset value
      adjusted to the nearest cent)...................  $   9.25     $  19.05     $    19.16    $    14.29    $    16.15
                                                        ========     ========     ==========    ==========    ==========
  Class B -- Offering price per share (b).............  $   8.15     $  17.22     $    16.29    $    13.21    $    14.84
                                                        ========     ========     ==========    ==========    ==========
  Class C -- Offering price per share (b).............  $   8.34     $  17.15     $    17.65    $    13.21    $    14.85
                                                        ========     ========     ==========    ==========    ==========

------------

(a) Amount less than $1,000.

(b) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 116

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                             LARGE CAP    LARGE CAP     EQUITY    DIVERSIFIED                EQUITY
                                               GROWTH       VALUE       INCOME      EQUITY      BALANCED     INDEX
                                                FUND         FUND        FUND        FUND         FUND        FUND
                                             ----------   ----------   --------   -----------   --------   ----------
ASSETS:
Investments, at cost.......................  $1,701,111   $1,236,869   $282,018   $1,745,654    $345,101   $2,178,454
Unrealized appreciation (depreciation) from
  investments..............................     447,566       84,491    196,238       95,544      22,392      602,419
                                             ----------   ----------   --------   ----------    --------   ----------
Investments, at value......................   2,148,677    1,321,360    478,256    1,841,198     367,493    2,780,873
Cash.......................................          --           --(a)       --          --          --           --
Interest and dividends receivable..........       1,995        1,273        750        1,766       1,565        3,211
Receivable for capital shares issued.......         253           54        226          150         252          789
Receivable from brokers for investments
  sold.....................................      61,574        9,544         --           --           3           --
Prepaid expenses...........................          24           14          6           20           4           30
                                             ----------   ----------   --------   ----------    --------   ----------
Total Assets...............................   2,212,523    1,332,245    479,238    1,843,134     369,317    2,784,903
                                             ----------   ----------   --------   ----------    --------   ----------
LIABILITIES:
Cash overdraft.............................          --           --        140           --          --           34
Dividends payable..........................          --        2,924        423        2,885         452        7,441
Payable to brokers for investments
  purchased................................      77,961       11,828         --           --          --           --
Payable for capital shares redeemed........         201           20         55           47         171          192
Payable for return of collateral received
  for securities on loan...................      89,304       78,779     14,594       53,984      28,196      164,447
Accrued expenses and other payables:
  Investment advisory fees.................       1,064          762        274        1,091         141          240
  Administration fees......................         273          166         62          240          46          262
  Distribution fees........................         336           27         87           69         180          462
  Other....................................       1,918          673        265        1,185         334        1,895
                                             ----------   ----------   --------   ----------    --------   ----------
Total Liabilities..........................     171,057       95,179     15,900       59,501      29,520      174,973
                                             ----------   ----------   --------   ----------    --------   ----------
NET ASSETS:
Capital....................................   2,685,390    1,412,533    266,491    1,818,373     347,682    2,258,948
Undistributed (distributions in excess of)
  net investment income....................         (83)         (59)       (34)         (90)         (5)        (103)
Accumulated undistributed net realized
  gains (losses) from investments and
  futures transactions.....................  (1,091,407)    (259,899)       643     (130,194)    (30,272)    (252,280)
Net unrealized appreciation (depreciation)
  from investments and futures.............     447,566       84,491    196,238       95,544      22,392      603,365
                                             ----------   ----------   --------   ----------    --------   ----------
Net Assets.................................  $2,041,466   $1,237,066   $463,338   $1,783,633    $339,797   $2,609,930
                                             ==========   ==========   ========   ==========    ========   ==========
NET ASSETS:
  Class I..................................  $1,453,774   $1,176,240   $294,638   $1,579,667    $ 44,153   $1,737,838
  Class A..................................     242,656       37,205     86,098      162,458     105,920      423,696
  Class B..................................     324,321       19,315     79,963       27,431     185,901      342,599
  Class C..................................      20,715        4,306      2,639       14,077       3,823      105,797
                                             ----------   ----------   --------   ----------    --------   ----------
Total......................................  $2,041,466   $1,237,066   $463,338   $1,783,633    $339,797   $2,609,930
                                             ==========   ==========   ========   ==========    ========   ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I..................................     114,764       97,501     19,567      153,953       3,737       78,079
  Class A..................................      18,769        3,060      5,739       15,889       8,959       19,033
  Class B..................................      26,948        1,599      5,337        2,780      15,651       15,455
  Class C..................................       1,736          357        176        1,416         322        4,767
                                             ----------   ----------   --------   ----------    --------   ----------
Total......................................     162,217      102,517     30,819      174,038      28,669      117,334
                                             ==========   ==========   ========   ==========    ========   ==========
Net Asset Value
  Class I -- Offering and redemption price
    per share..............................  $    12.67   $    12.06   $  15.06   $    10.26    $  11.81   $    22.26
                                             ==========   ==========   ========   ==========    ========   ==========
  Class A -- Redemption price per share....  $    12.93   $    12.16   $  15.00   $    10.22    $  11.82   $    22.26
                                             ==========   ==========   ========   ==========    ========   ==========
    Maximum sales charge...................        5.25%        5.25%      5.25%        5.25%       5.25%        5.25%
                                             ==========   ==========   ========   ==========    ========   ==========
    Maximum offering price per share
      (100%/(100%-maximum sales charge) of
      net asset value adjusted to the
      nearest cent)........................  $    13.65   $    12.83   $  15.83   $    10.79    $  12.47   $    23.49
                                             ==========   ==========   ========   ==========    ========   ==========
  Class B -- Offering price per share
    (b)....................................  $    12.04   $    12.08   $  14.98   $     9.87    $  11.88   $    22.17
                                             ==========   ==========   ========   ==========    ========   ==========
  Class C -- Offering price per share
    (b)....................................  $    11.93   $    12.06   $  14.98   $     9.94    $  11.87   $    22.19
                                             ==========   ==========   ========   ==========    ========   ==========

------------

(a) Amount less than $1,000.

(b) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                      MARKET                   HEALTH     MARKET    INTERNATIONAL    DIVERSIFIED
                                                    EXPANSION    TECHNOLOGY   SCIENCES   NEUTRAL       EQUITY       INTERNATIONAL
                                                    INDEX FUND      FUND        FUND       FUND      INDEX FUND         FUND
                                                    ----------   ----------   --------   --------   -------------   -------------
ASSETS:
Investments, at cost..............................   $153,874     $44,425     $14,398    $270,355     $752,207        $898,134
Unrealized appreciation (depreciation) from
  investments.....................................     14,554     (11,682)      2,582       3,912      (17,230)         31,276
                                                     --------     -------     -------    --------     --------        --------
Investments, at value.............................    168,428      32,743      16,980     274,267      734,977         929,410
Cash..............................................         --          --          --          --(a)         1             204
Foreign currency, at value (cost $0; $0; $0; $0;
  $6,299; $32,688)................................         --          --          --          --        6,361          32,786
Deposits with broker for securities sold short....         --          --          --     180,992           --              --
Interest and dividends receivable.................         84           9           9         279        1,804           4,739
Receivable for capital shares issued..............        211          71          27       3,049           43               4
Receivable from brokers for investments sold......         59          --          --          --          183          22,754
Tax reclaim receivable............................         --          --          --          --          404             409
Prepaid expenses..................................          1         -(a)        -(a)         --            7              10
                                                     --------     -------     -------    --------     --------        --------
Total Assets......................................    168,783      32,823      17,016     458,587      743,780         990,316
                                                     --------     -------     -------    --------     --------        --------
LIABILITIES:
Dividends payable.................................        117          --          --          --           --              --
Payable to brokers for investments purchased......        371          --          --          --           --          27,847
Payable for capital shares redeemed...............         21           1           7          14           20              42
Payable for forward foreign currency contracts....         --          --          --          --           --              15
Net payable for variation margin on futures
  contracts.......................................         --          --          --          --          109             247
Securities sold short, at value (proceeds $0; $0;
  $0; $167,028; $0; $0)...........................         --          --          --     169,744           --              --
Payable for return of collateral received for
  securities on loan..............................     14,300       2,978         207          --      139,491         130,981
Accrued expenses and other payables:
  Investment advisory fees........................         --          --          --         136          275             552
  Administration fees.............................         19          --          --          28           81             111
  Distribution fees...............................         23          11           8          50           19               8
  Other...........................................         41          72          34         141          444           1,009
                                                     --------     -------     -------    --------     --------        --------
Total Liabilities.................................     14,892       3,062         256     170,113      140,439         160,812
                                                     --------     -------     -------    --------     --------        --------
NET ASSETS:
Capital...........................................    145,572      75,580      18,105     287,278      679,822         946,244
Undistributed (distributions in excess of) net
  investment income...............................         (2)         --          --          --        4,836           7,112
Accumulated undistributed net realized gains
  (losses) from investments, options and futures
  transactions....................................     (6,233)    (34,137)     (3,926)         --      (63,758)       (153,813)
Net unrealized appreciation (depreciation) from
  investments, options, futures and securities
  sold short......................................     14,554     (11,682)      2,582       1,196      (17,559)         29,961
                                                     --------     -------     -------    --------     --------        --------
Net Assets........................................   $153,891     $29,761     $16,761    $288,474     $603,341        $829,504
                                                     ========     =======     =======    ========     ========        ========
NET ASSETS:
  Class I.........................................   $113,512     $ 3,647     $   202    $196,513     $560,910        $807,349
  Class A.........................................     16,565      17,844       8,300      25,478       26,090          17,528
  Class B.........................................     13,116       7,353       7,678      12,389        9,035           4,310
  Class C.........................................     10,698         917         581      54,094        7,306             317
                                                     --------     -------     -------    --------     --------        --------
Total.............................................   $153,891     $29,761     $16,761    $288,474     $603,341        $829,504
                                                     ========     =======     =======    ========     ========        ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I.........................................     13,628         974          20      19,551       42,530          73,395
  Class A.........................................      1,992       4,801         814       2,536        1,985           1,601
  Class B.........................................      1,586       2,023         765       1,234          727             431
  Class C.........................................      1,324         252          58       5,386          568              32
                                                     --------     -------     -------    --------     --------        --------
Total.............................................     18,530       8,050       1,657      28,707       45,810          75,459
                                                     ========     =======     =======    ========     ========        ========
Net Asset Value
  Class I -- Offering and redemption price per
    share.........................................   $   8.33     $  3.74     $ 10.24    $  10.05     $  13.19        $  11.00
                                                     ========     =======     =======    ========     ========        ========
  Class A -- Redemption price per share...........   $   8.32     $  3.72     $ 10.19    $  10.05     $  13.14        $  10.95
                                                     ========     =======     =======    ========     ========        ========
    Maximum sales charge..........................       5.25%       5.25%       5.25%       5.25%        5.25%           5.25%
                                                     ========     =======     =======    ========     ========        ========
    Maximum offering price per share (100%/(100%-
      maximum sales charge) of net asset value
      adjusted to the nearest cent)...............   $   8.78     $  3.93     $ 10.75    $  10.61     $  13.87        $  11.56
                                                     ========     =======     =======    ========     ========        ========
  Class B -- Offering price per share (b).........   $   8.27     $  3.64     $ 10.04    $  10.04     $  12.42        $   9.99
                                                     ========     =======     =======    ========     ========        ========
  Class C -- Offering price per share (b).........   $   8.08     $  3.64     $ 10.03    $  10.04     $  12.87        $   9.97
                                                     ========     =======     =======    ========     ========        ========

------------

(a) Amount is less than $1,000.

(b) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 118

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)

                                                              SMALL CAP    SMALL CAP     MID CAP      MID CAP     DIVERSIFIED
                                                               GROWTH        VALUE       GROWTH        VALUE        MID CAP
                                                                FUND         FUND         FUND         FUND          FUND
                                                              ---------    ---------    ---------    ---------    -----------
INVESTMENT INCOME:
Dividend income.............................................  $  2,171     $ 10,891     $  10,009    $  21,333     $  10,705
Dividend income from affiliates.............................        47          238           545          378           284
Interest income.............................................        79            2             4           52            20
Income from securities lending..............................       312          144           405          255           148
                                                              --------     --------     ---------    ---------     ---------
Total Income................................................     2,609       11,275        10,963       22,018        11,157
                                                              --------     --------     ---------    ---------     ---------
EXPENSES:
Investment advisory fees....................................     3,304        4,894        13,625        9,982         6,609
Administration fees.........................................       720        1,067         3,005        2,177         1,441
Distribution fees (Class A).................................       175          272         1,124          553           408
Distribution fees (Class B).................................       207          241         2,186          574           133
Distribution fees (Class C).................................        38          261           513          132            37
Custodian fees..............................................        46           37            99           70            35
Legal and audit fees........................................         9            9            21           16            11
Trustees' fees and expenses.................................         7            8            24           17            10
Transfer agent fees.........................................       416          541         2,587          960           479
Registration and filing fees................................        64           95           105           95            54
Printing and mailing costs..................................        45           63           197          133            75
Other.......................................................        19           24            41           34            22
                                                              --------     --------     ---------    ---------     ---------
Total expenses before waivers...............................     5,050        7,512        23,527       14,743         9,314
Less waivers................................................       (66)        (190)       (1,588)        (330)         (239)
                                                              --------     --------     ---------    ---------     ---------
Net Expenses................................................     4,984        7,322        21,939       14,413         9,075
                                                              --------     --------     ---------    ---------     ---------
Net Investment Income (Loss)................................    (2,375)       3,953       (10,976)       7,605         2,082
                                                              --------     --------     ---------    ---------     ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS, OPTIONS
  AND FUTURES:
Net realized gains (losses) from investment transactions....   (87,200)     (28,190)     (211,640)    (107,926)     (107,716)
Net realized gains (losses) on options and futures
  transactions..............................................        --           --            --          507            --
Net change in unrealized appreciation (depreciation) from
  investments, options and futures..........................    80,138      (33,549)      235,625       14,450        71,749
                                                              --------     --------     ---------    ---------     ---------
Net realized/unrealized gains (losses) on investments,
  options and futures.......................................    (7,062)     (61,739)       23,985      (92,969)      (35,967)
                                                              --------     --------     ---------    ---------     ---------
Change in net assets resulting from operations..............  $ (9,437)    $(57,786)    $  13,009    $ (85,364)    $ (33,885)
                                                              ========     ========     =========    =========     =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)

                                                    LARGE CAP    LARGE CAP     EQUITY     DIVERSIFIED                EQUITY
                                                     GROWTH        VALUE       INCOME       EQUITY       BALANCED     INDEX
                                                      FUND         FUND         FUND         FUND          FUND       FUND
                                                    ---------    ---------    --------    -----------    --------    -------
INVESTMENT INCOME:
Dividend income...................................  $  20,692    $  22,908    $ 12,136     $ 28,400      $  3,610    $42,396
Dividend income from affiliates...................        458          290          58          464            35        357
Interest income...................................          1           14         388           10         8,035         41
Income from securities lending....................        197          198          49          114            58        378
                                                    ---------    ---------    --------     --------      --------    -------
Total Income......................................     21,348       23,410      12,631       28,988        11,738     43,172
                                                    ---------    ---------    --------     --------      --------    -------
EXPENSES:
Investment advisory fees..........................     13,993        8,209       3,311       12,016         2,214      7,165
Administration fees...............................      3,089        1,790         722        2,632           549      3,854
Distribution fees (Class A).......................        754          120         281          588           356      1,370
Distribution fees (Class B).......................      3,155          183         815          309         1,867      3,349
Distribution fees (Class C).......................        187           33          19          135            33        952
Custodian fees....................................         91           62          15           58            31        131
Legal and audit fees..............................         22           15           7           19             8         25
Trustees' fees and expenses.......................         27           15           5           22             4         31
Transfer agent fees...............................      4,088          620         433        1,180           641      2,779
Registration and filing fees......................        117           64          37           91            40        112
Printing and mailing costs........................        223          116          37          165            34        250
Other.............................................         48           33          16           36            33         63
                                                    ---------    ---------    --------     --------      --------    -------
Total expenses before waivers.....................     25,794       11,260       5,698       17,251         5,810     20,081
Less waivers......................................     (2,958)        (163)       (234)        (360)         (625)    (6,441)
                                                    ---------    ---------    --------     --------      --------    -------
Net Expenses......................................     22,836       11,097       5,464       16,891         5,185     13,640
                                                    ---------    ---------    --------     --------      --------    -------
Net Investment Income (Loss)......................     (1,488)      12,313       7,167       12,097         6,553     29,532
                                                    ---------    ---------    --------     --------      --------    -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment
  transactions....................................   (145,074)    (154,657)      2,145      (80,588)      (15,092)   (66,311)
Net realized gains (losses) on options and futures
  transactions....................................         --           --          --           --            --       (218)
Net change in unrealized appreciation
  (depreciation) from investments and futures.....    166,261       94,512     (30,522)      55,195        16,024     27,418
                                                    ---------    ---------    --------     --------      --------    -------
Net realized/unrealized gains (losses) on
  investments and futures.........................     21,187      (60,145)    (28,377)     (25,393)          932    (39,111)
                                                    ---------    ---------    --------     --------      --------    -------
Change in net assets resulting from operations....  $  19,699    $ (47,832)   $(21,210)    $(13,296)     $  7,485    $(9,579)
                                                    =========    =========    ========     ========      ========    =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 120

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)

                                                 MARKET                     HEALTH      MARKET     INTERNATIONAL     DIVERSIFIED
                                                EXPANSION    TECHNOLOGY    SCIENCES    NEUTRAL        EQUITY        INTERNATIONAL
                                                  FUND          FUND         FUND      FUND (A)     INDEX FUND          FUND
                                                ---------    ----------    --------    --------    -------------    -------------
INVESTMENT INCOME:
Dividend income...............................   $1,121       $     87     $   142      $  317       $ 13,741         $ 19,128
Dividend income from affiliates...............       25             10           3          19            165              268
Interest income...............................        2              2          --          51             34               91
Foreign tax withholding.......................       --             --          --          --         (1,545)          (1,880)
Income from securities lending................       24              2          --(b)       --            753              745
                                                 ------       --------     -------      ------       --------         --------
Total Income..................................    1,172            101         145         387         13,148           18,352
                                                 ------       --------     -------      ------       --------         --------
EXPENSES:
Investment advisory fees......................      353            260         117         234          2,978            5,996
Administration fees...........................      163             42          22          30            874            1,209
Distribution fees (Class A)...................       47             57          24           6             84               70
Distribution fees (Class B)...................      106             61          62           9             91               49
Distribution fees (Class C)...................       83              7           4          42             69                4
Custodian fees................................      147              7           6           6            285              786
Dividend expense for securities sold short....       --             --          --         182             --               --
Legal and audit fees..........................        6              5           5          --              9               14
Trustees' fees and expenses...................        1             --(b)       --(b)       --              6               12
Transfer agent fees...........................       86            229         105          45            272              332
Registration and filing fees..................       36             28          31           4             51               77
Printing and mailing costs....................       10              3           2           1             48               89
Other.........................................       34              9           8           3            106              110
                                                 ------       --------     -------      ------       --------         --------
Total expenses before waivers.................    1,072            708         386         562          4,873            8,748
Less waivers..................................     (275)          (262)       (116)        (90)           (98)            (526)
                                                 ------       --------     -------      ------       --------         --------
Net Expenses..................................      797            446         270         472          4,775            8,222
                                                 ------       --------     -------      ------       --------         --------
Net Investment Income (Loss)..................      375           (345)       (125)        (85)         8,373           10,130
                                                 ------       --------     -------      ------       --------         --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment
  transactions................................   (5,700)       (10,745)     (2,357)         --        (23,511)         (93,579)
Net realized gains (losses) on options and
  futures transactions........................       --             --           6          --         (2,073)          (4,789)
Net change in unrealized appreciation
  (depreciation) from investments, options,
  futures and securities sold short...........   10,542         11,959       4,460       1,196        (16,306)          36,209
                                                 ------       --------     -------      ------       --------         --------
Net realized/unrealized gains (losses) on
  investments, options, futures and securities
  sold short..................................    4,842          1,214       2,109       1,196        (41,890)         (62,159)
                                                 ------       --------     -------      ------       --------         --------
Change in net assets resulting from
  operations..................................   $5,217       $    869     $ 1,984      $1,111       $(33,517)        $(52,029)
                                                 ======       ========     =======      ======       ========         ========

------------
(a) From May 23, 2003 to June 30, 2003.

(b) Amount less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                  SMALL CAP               SMALL CAP                  MID CAP
                                                 GROWTH FUND              VALUE FUND               GROWTH FUND
                                             --------------------    --------------------    ------------------------
                                                  YEAR ENDED              YEAR ENDED                YEAR ENDED
                                                   JUNE 30,                JUNE 30,                  JUNE 30,
                                             --------------------    --------------------    ------------------------
                                               2003        2002        2003        2002         2003          2002
                                             --------    --------    --------    --------    ----------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss).............  $ (2,375)   $ (3,005)   $  3,953    $  3,578    $  (10,976)   $  (15,960)
  Net realized gains (losses) from
    investments, options and futures
    transactions...........................   (87,200)    (18,750)    (28,190)     44,977      (211,640)     (187,927)
  Net change in unrealized appreciation
    (depreciation) from investments and
    futures................................    80,138     (26,919)    (33,549)     25,418       235,625      (140,215)
                                             --------    --------    --------    --------    ----------    ----------
Change in net assets resulting from
  operations...............................    (9,437)    (48,674)    (57,786)     73,973        13,009      (344,102)
                                             --------    --------    --------    --------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income...............        --          --      (3,531)     (3,325)           --            --
  From net realized gains..................        --          --     (29,161)    (19,483)           --        (4,598)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...............        --          --        (342)       (285)           --            --
  From net realized gains..................        --          --      (4,434)     (2,543)           --        (1,165)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...............        --          --         (13)         (6)           --            --
  From net realized gains..................        --          --      (1,417)       (737)           --        (1,228)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income...............        --          --         (14)         (9)           --            --
  From net realized gains..................        --          --      (1,662)       (208)           --          (222)
                                             --------    --------    --------    --------    ----------    ----------
Change in net assets from shareholder
  distributions............................        --          --     (40,574)    (26,596)           --        (7,213)
                                             --------    --------    --------    --------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.............................    87,738     147,227      62,921     370,012       198,730       170,703
                                             --------    --------    --------    --------    ----------    ----------
Change in net assets.......................    78,301      98,553     (35,439)    417,389       211,739      (180,612)
NET ASSETS:
  Beginning of period......................   456,439     357,886     791,546     374,157     1,975,224     2,155,836
                                             --------    --------    --------    --------    ----------    ----------
  End of period............................  $534,740    $456,439    $756,107    $791,546    $2,186,963    $1,975,224
                                             ========    ========    ========    ========    ==========    ==========

See notes to financial statements.

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

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                              MID CAP                   DIVERSIFIED                  LARGE CAP
                                             VALUE FUND                 MID CAP FUND                GROWTH FUND
                                      ------------------------    ------------------------    ------------------------
                                             YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                              JUNE 30,                    JUNE 30,                    JUNE 30,
                                      ------------------------    ------------------------    ------------------------
                                         2003          2002          2003          2002          2003          2002
                                      ----------    ----------    ----------    ----------    ----------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)......  $    7,605    $    7,030    $    2,082    $    1,006    $   (1,488)   $   (9,809)
  Net realized gains (losses) from
    investment transactions.........    (107,926)       73,009      (107,716)       (8,775)     (145,074)     (377,347)
  Net realized gains (losses) from
    options and futures
    transactions....................         507           743            --            --            --            --
  Net change in unrealized
    appreciation (depreciation) from
    investments, options and
    futures.........................      14,450       (73,537)       71,749       (83,771)      166,261      (498,448)
                                      ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets resulting from
  operations........................     (85,364)        7,245       (33,885)      (91,540)       19,699      (885,604)
                                      ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income........      (6,952)       (6,617)       (2,066)       (1,001)           --            --
  From net realized gains...........     (57,743)      (96,280)           --       (43,129)           --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income........        (577)         (437)          (43)           --            --            --
  From net realized gains...........      (7,981)      (10,281)           --        (8,352)           --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net realized gains...........      (3,392)       (4,827)           --          (612)           --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net realized gains...........        (592)         (300)           --           (93)           --            --
                                      ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets from
  shareholder distributions.........     (77,237)     (118,742)       (2,109)      (53,187)           --            --
                                      ----------    ----------    ----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions......................     181,013       249,445        10,413        66,248      (174,903)      (44,043)
                                      ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets................      18,412       137,948       (25,581)      (78,479)     (155,204)     (929,647)
NET ASSETS:
  Beginning of period...............   1,501,810     1,363,862     1,003,240     1,081,719     2,196,670     3,126,317
                                      ----------    ----------    ----------    ----------    ----------    ----------
  End of period.....................  $1,520,222    $1,501,810    $  977,659    $1,003,240    $2,041,466    $2,196,670
                                      ==========    ==========    ==========    ==========    ==========    ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                LARGE CAP                   EQUITY                  DIVERSIFIED
                                                VALUE FUND                INCOME FUND               EQUITY FUND
                                         ------------------------    ---------------------    ------------------------
                                                YEAR ENDED                YEAR ENDED                 YEAR ENDED
                                                 JUNE 30,                  JUNE 30,                   JUNE 30,
                                         ------------------------    ---------------------    ------------------------
                                            2003          2002         2003        2002          2003          2002
                                         ----------    ----------    --------    ---------    ----------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss).........  $   12,313    $    8,848    $  7,167    $   6,904    $   12,097    $    7,922
  Net realized gains (losses) from
    investments and futures
    transactions.......................    (154,657)      (61,911)      2,145       20,951       (80,588)      (49,204)
  Net change in unrealized appreciation
    (depreciation) from investments and
    futures............................      94,512      (254,674)    (30,522)     (89,617)       55,195      (355,999)
                                         ----------    ----------    --------    ---------    ----------    ----------
Change in net assets resulting from
  operations...........................     (47,832)     (307,737)    (21,210)     (61,762)      (13,296)     (397,281)
                                         ----------    ----------    --------    ---------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income...........     (11,934)       (8,624)     (5,174)      (5,268)      (11,152)       (7,410)
  From net realized gains..............          --       (15,797)     (9,676)     (23,541)           --        (5,305)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...........        (293)         (229)     (1,270)      (1,018)         (861)         (414)
  From net realized gains..............          --          (871)     (2,709)      (5,139)           --          (698)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...........         (22)           --        (673)        (611)           --            --
  From net realized gains..............          --          (340)     (2,904)      (6,844)           --          (141)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income...........          (5)           --         (16)          (7)           --            --
  From net realized gains..............          --           (43)        (47)         (67)           --           (56)
                                         ----------    ----------    --------    ---------    ----------    ----------
Change in net assets from shareholder
  distributions........................     (12,254)      (25,904)    (22,469)     (42,495)      (12,013)      (14,024)
                                         ----------    ----------    --------    ---------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.........................      69,264       (95,440)    (27,404)     (23,317)       32,755       148,599
                                         ----------    ----------    --------    ---------    ----------    ----------
Change in net assets...................       9,178      (429,081)    (71,083)    (127,574)        7,446      (262,706)
NET ASSETS:
  Beginning of period..................   1,227,888     1,656,969     534,421      661,995     1,776,187     2,038,893
                                         ----------    ----------    --------    ---------    ----------    ----------
  End of period........................  $1,237,066    $1,227,888    $463,338    $ 534,421    $1,783,633    $1,776,187
                                         ==========    ==========    ========    =========    ==========    ==========

See notes to financial statements.

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

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                       BALANCED                   EQUITY                    MARKET                TECHNOLOGY
                                         FUND                   INDEX FUND              EXPANSION FUND               FUND
                                 --------------------    ------------------------    --------------------    --------------------
                                      YEAR ENDED                YEAR ENDED                YEAR ENDED              YEAR ENDED
                                       JUNE 30,                  JUNE 30,                  JUNE 30,                JUNE 30,
                                 --------------------    ------------------------    --------------------    --------------------
                                   2003        2002         2003          2002         2003        2002        2003        2002
                                 --------    --------    ----------    ----------    --------    --------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income
   (loss)......................  $  6,553    $  8,451    $   29,532    $   24,685    $    375    $   108     $   (345)   $   (561)
 Net realized gains (losses)
   from investments............   (15,092)     (9,086)      (66,311)      (95,358)     (5,700)      (307)     (10,745)    (10,581)
 Net realized gains (losses)
   from futures transactions...        --          --          (218)       (5,470)         --         --           --          --
 Net change in unrealized
   appreciation (depreciation)
   from investments and
   futures.....................    16,024     (43,648)       27,418      (517,547)     10,542       (983)      11,959      (8,070)
                                 --------    --------    ----------    ----------    --------    -------     --------    --------
Change in net assets resulting
 from operations...............     7,485     (44,283)       (9,579)     (593,690)      5,217     (1,182)         869     (19,212)
                                 --------    --------    ----------    ----------    --------    -------     --------    --------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS:
 From net investment income....    (1,272)     (1,826)      (22,859)      (19,446)       (345)      (106)          --          --
 From net realized gains.......        --          --            --            --        (110)      (132)          --          --
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income....    (2,399)     (2,766)       (4,705)       (4,646)        (28)        (5)          --          --
 From net realized gains.......        --          --            --            --         (27)       (17)          --          --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment income....    (2,971)     (3,841)       (1,466)         (474)         --         --           --          --
 From net realized gains.......        --          --            --            --         (25)       (22)          --          --
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income....       (54)        (29)         (433)         (139)         --         --           --          --
 From net realized gains.......        --          --            --            --         (16)        (5)          --          --
                                 --------    --------    ----------    ----------    --------    -------     --------    --------
Change in net assets from
 shareholder distributions.....    (6,696)     (8,462)      (29,463)      (24,705)       (551)      (287)          --          --
                                 --------    --------    ----------    ----------    --------    -------     --------    --------
CAPITAL TRANSACTIONS:
Change in net assets from
 capital transactions..........   (60,755)    (38,688)        4,718       104,602      79,264     30,351          300         496
                                 --------    --------    ----------    ----------    --------    -------     --------    --------
Change in net assets...........   (59,966)    (91,433)      (34,324)     (513,793)     83,930     28,882        1,169     (18,716)
NET ASSETS:
 Beginning of period...........   399,763     491,196     2,644,254     3,158,047      69,961     41,079       28,592      47,308
                                 --------    --------    ----------    ----------    --------    -------     --------    --------
 End of period.................  $339,797    $399,763    $2,609,930    $2,644,254    $153,891    $69,961     $ 29,761    $ 28,592
                                 ========    ========    ==========    ==========    ========    =======     ========    ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                        MARKET
                                               HEALTH SCIENCES         NEUTRAL       INTERNATIONAL EQUITY        DIVERSIFIED
                                                     FUND                FUND             INDEX FUND          INTERNATIONAL FUND
                                             --------------------    ------------    --------------------    --------------------
                                                  YEAR ENDED            PERIOD            YEAR ENDED              YEAR ENDED
                                                   JUNE 30,             ENDED              JUNE 30,                JUNE 30,
                                             --------------------      JUNE 30,      --------------------    --------------------
                                               2003        2002        2003 (A)        2003        2002        2003        2002
                                             --------    --------    ------------    --------    --------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss)..............  $  (125)    $  (178)      $    (85)     $  8,373    $  4,665    $ 10,130    $  5,715
 Net realized gains (losses) from
   investment transactions.................   (2,357)     (1,595)            --       (23,511)    (19,480)    (93,579)    (31,805)
 Net realized gains (losses) from options
   and futures transactions................        6          20             --        (2,073)     (7,899)     (4,789)    (16,380)
 Net change in unrealized appreciation
   (depreciation) from investments,
   options, futures and securities sold
   short...................................    4,460      (2,590)         1,196       (16,306)    (54,516)     36,209     (27,876)
                                             -------     -------       --------      --------    --------    --------    --------
Change in net assets resulting from
 operations................................    1,984      (4,343)         1,111       (33,517)    (77,230)    (52,029)    (70,346)
                                             -------     -------       --------      --------    --------    --------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income................       --          --             --        (1,723)     (4,924)     (2,343)     (7,964)
 From net realized gains...................       --          (3)            --            --          --          --          --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income................       --          --             --           (51)       (193)        (40)       (259)
 From net realized gains...................       --         (18)            --            --          --          --          --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income................       --          --             --            --         (51)         --         (47)
 From net realized gains...................       --         (13)            --            --          --          --          --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 From net investment income................       --          --             --            --         (30)         --          (4)
 From net realized gains...................       --          (2)            --            --          --          --          --
                                             -------     -------       --------      --------    --------    --------    --------
Change in net assets from shareholder
 distributions.............................       --         (36)            --        (1,774)     (5,198)     (2,383)     (8,274)
                                             -------     -------       --------      --------    --------    --------    --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions (b)..........................     (319)      9,757        287,363        22,936       3,252      52,109      75,137
                                             -------     -------       --------      --------    --------    --------    --------
Change in net assets.......................    1,665       5,378        288,474       (12,355)    (79,176)     (2,303)     (3,483)
NET ASSETS:
 Beginning of period.......................   15,096       9,718             --       615,696     694,872     831,807     835,290
                                             -------     -------       --------      --------    --------    --------    --------
 End of period.............................  $16,761     $15,096       $288,474      $603,341    $615,696    $829,504    $831,807
                                             =======     =======       ========      ========    ========    ========    ========

------------

(a) Period from commencement of operations on May 23, 2003.

(b) Includes redemption fees collected of:   $    --     $    --       $     --      $    444    $     --    $    564    $     --
                                             =======     =======       ========      ========    ========    ========    ========

    See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 126

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                     SMALL CAP                SMALL CAP                 MID CAP
                                                    GROWTH FUND              VALUE FUND               GROWTH FUND
                                               ---------------------    ---------------------    ----------------------
                                                    YEAR ENDED               YEAR ENDED                YEAR ENDED
                                                     JUNE 30,                 JUNE 30,                  JUNE 30,
                                               ---------------------    ---------------------    ----------------------
                                                 2003         2002        2003         2002        2003         2002
                                               ---------    --------    ---------    --------    ---------    ---------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued................  $ 140,969    $209,203    $ 183,776    $343,410    $ 417,720    $ 375,223
  Dividends reinvested.......................         --          --        8,506       6,209           --        3,915
  Cost of shares redeemed....................    (62,969)    (68,956)    (139,698)    (85,170)    (251,877)    (258,102)
                                               ---------    --------    ---------    --------    ---------    ---------
Change in net assets from Class I capital
  transactions...............................  $  78,000    $140,247    $  52,584    $264,449    $ 165,843    $ 121,036
                                               =========    ========    =========    ========    =========    =========
CLASS A SHARES:
  Proceeds from shares issued................  $ 120,550    $ 33,620    $  41,582    $ 89,342    $ 653,670    $ 177,719
  Dividends reinvested.......................         --          --        3,974       2,368           --        1,130
  Cost of shares redeemed....................   (114,347)    (29,873)     (36,446)    (39,136)    (588,029)    (121,317)
                                               ---------    --------    ---------    --------    ---------    ---------
Change in net assets from Class A capital
  transactions...............................  $   6,203    $  3,747    $   9,110    $ 52,574    $  65,641    $  57,532
                                               =========    ========    =========    ========    =========    =========
CLASS B SHARES:
  Proceeds from shares issued................  $   6,725    $  7,519    $   7,499    $ 24,568    $  16,236    $  32,092
  Dividends reinvested.......................         --          --        1,309         709           --        1,196
  Cost of shares redeemed....................     (6,390)     (5,911)      (7,165)     (6,574)     (51,229)     (43,978)
                                               ---------    --------    ---------    --------    ---------    ---------
Change in net assets from Class B capital
  transactions...............................  $     335    $  1,608    $   1,643    $ 18,703    $ (34,993)   $ (10,690)
                                               =========    ========    =========    ========    =========    =========
CLASS C SHARES:
  Proceeds from shares issued................  $   4,038    $  2,325    $   9,923    $ 36,819    $  17,948    $  21,907
  Dividends reinvested.......................         --          --        1,199         154           --          216
  Cost of shares redeemed....................       (838)       (700)     (11,538)     (2,687)     (15,709)     (19,298)
                                               ---------    --------    ---------    --------    ---------    ---------
Change in net assets from Class C capital
  transactions...............................  $   3,200    $  1,625    $    (416)   $ 34,286    $   2,239    $   2,825
                                               =========    ========    =========    ========    =========    =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.....................................     17,358      21,689       10,926      16,998       24,650       18,521
  Reinvested.................................         --          --          503         328           --          190
  Redeemed...................................     (7,754)     (7,066)      (8,248)     (4,118)     (14,886)     (12,574)
                                               ---------    --------    ---------    --------    ---------    ---------
Change in Class I Shares.....................      9,604      14,623        3,181      13,208        9,764        6,137
                                               =========    ========    =========    ========    =========    =========
CLASS A SHARES:
  Issued.....................................     15,128       3,439        2,499       4,318       40,076        8,965
  Reinvested.................................         --          --          240         127           --           56
  Redeemed...................................    (14,309)     (3,058)      (2,220)     (1,920)     (36,007)      (6,198)
                                               ---------    --------    ---------    --------    ---------    ---------
Change in Class A Shares.....................        819         381          519       2,525        4,069        2,823
                                               =========    ========    =========    ========    =========    =========
CLASS B SHARES:
  Issued.....................................        903         814          477       1,249        1,095        1,773
  Reinvested.................................         --          --           83          40           --           65
  Redeemed...................................       (855)       (647)        (452)       (342)      (3,484)      (2,470)
                                               ---------    --------    ---------    --------    ---------    ---------
Change in Class B Shares.....................         48         167          108         947       (2,389)        (632)
                                               =========    ========    =========    ========    =========    =========
CLASS C SHARES:
  Issued.....................................        527         247          632       1,849        1,108        1,124
  Reinvested.................................         --          --           76           9           --           11
  Redeemed...................................       (110)        (74)        (742)       (136)        (983)      (1,005)
                                               ---------    --------    ---------    --------    ---------    ---------
Change in Class C Shares.....................        417         173          (34)      1,722          125          130
                                               =========    ========    =========    ========    =========    =========

See notes to financial statements.

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

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--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                     MID CAP                 DIVERSIFIED                LARGE CAP
                                                    VALUE FUND               MID CAP FUND              GROWTH FUND
                                              ----------------------    ----------------------    ----------------------
                                                    YEAR ENDED                YEAR ENDED                YEAR ENDED
                                                     JUNE 30,                  JUNE 30,                  JUNE 30,
                                              ----------------------    ----------------------    ----------------------
                                                2003         2002         2003         2002         2003         2002
                                              ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............  $ 358,854    $ 303,417    $ 217,695    $ 268,687    $ 390,507    $ 709,759
  Dividends reinvested......................     11,798       82,847          178       39,535           --           --
  Cost of shares redeemed...................   (206,497)    (235,334)    (184,998)    (244,022)    (493,567)    (626,636)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from Class I capital
  transactions..............................  $ 164,155    $ 150,930    $  32,875    $  64,200    $(103,060)   $  83,123
                                              =========    =========    =========    =========    =========    =========
CLASS A SHARES:
  Proceeds from shares issued...............  $ 312,531    $ 107,993    $ 245,367    $  50,642    $ 264,307    $  74,495
  Dividends reinvested......................      7,830       10,166           38        7,916           --           --
  Cost of shares redeemed...................   (303,968)     (51,433)    (271,413)     (62,777)    (273,372)    (132,043)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from Class A capital
  transactions..............................  $  16,393    $  66,726    $ (26,008)   $  (4,219)   $  (9,065)   $ (57,548)
                                              =========    =========    =========    =========    =========    =========
CLASS B SHARES:
  Proceeds from shares issued...............  $  15,031    $  29,202    $   3,972    $   6,649    $  20,254    $  29,730
  Dividends reinvested......................      3,239        4,631           --          588           --           --
  Cost of shares redeemed...................    (24,236)     (12,025)      (2,970)      (2,758)     (81,402)     (95,571)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from Class B capital
  transactions..............................  $  (5,966)   $  21,808    $   1,002    $   4,479    $ (61,148)   $ (65,841)
                                              =========    =========    =========    =========    =========    =========
CLASS C SHARES:
  Proceeds from shares issued...............  $  10,181    $  10,721    $   3,537    $   2,104    $   4,649    $   6,769
  Dividends reinvested......................        495          246           --           40           --           --
  Cost of shares redeemed...................     (4,245)        (986)        (993)        (356)      (6,279)     (10,546)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from Class C capital
  transactions..............................  $   6,431    $   9,981    $   2,544    $   1,788    $  (1,630)   $  (3,777)
                                              =========    =========    =========    =========    =========    =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................     28,887       19,932       15,353       15,947       33,928       47,562
  Reinvested................................        939        5,414           13        2,326           --           --
  Redeemed..................................    (16,391)     (15,120)     (13,198)     (14,427)     (44,100)     (42,847)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Change in Class I Shares....................     13,435       10,226        2,168        3,846      (10,172)       4,715
                                              =========    =========    =========    =========    =========    =========
CLASS A SHARES:
  Issued....................................     25,146        6,934       17,782        3,060       23,152        4,808
  Reinvested................................        624          662            3          471           --           --
  Redeemed..................................    (24,404)      (3,391)     (19,665)      (3,838)     (24,018)      (8,633)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Change in Class A Shares....................      1,366        4,205       (1,880)        (307)        (866)      (3,825)
                                              =========    =========    =========    =========    =========    =========
CLASS B SHARES:
  Issued....................................      1,211        1,901          294          407        1,810        2,055
  Reinvested................................        264          306           --           36           --           --
  Redeemed..................................     (1,970)        (781)        (223)        (166)      (7,497)      (6,730)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Change in Class B Shares....................       (495)       1,426           71          277       (5,687)      (4,675)
                                              =========    =========    =========    =========    =========    =========
CLASS C SHARES:
  Issued....................................        827          700          260          128          421          471
  Reinvested................................         40           16           --            2           --           --
  Redeemed..................................       (343)         (67)         (73)         (22)        (581)        (743)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Change in Class C Shares....................        524          649          187          108         (160)        (272)
                                              =========    =========    =========    =========    =========    =========

See notes to financial statements.

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

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--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                       LARGE CAP                  EQUITY                DIVERSIFIED
                                                       VALUE FUND              INCOME FUND              EQUITY FUND
                                                 ----------------------    --------------------    ----------------------
                                                       YEAR ENDED               YEAR ENDED               YEAR ENDED
                                                        JUNE 30,                 JUNE 30,                 JUNE 30,
                                                 ----------------------    --------------------    ----------------------
                                                   2003         2002         2003        2002        2003         2002
                                                 ---------    ---------    --------    --------    ---------    ---------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..................  $ 249,263    $ 271,043    $ 59,393    $ 41,725    $ 337,888    $ 476,936
  Dividends reinvested.........................      3,378       15,658       1,667       4,648        2,203        5,567
  Cost of shares redeemed......................   (181,774)    (357,078)    (72,477)    (87,321)    (269,900)    (344,336)
                                                 ---------    ---------    --------    --------    ---------    ---------
Change in net assets from Class I capital
  transactions.................................  $  70,867    $ (70,377)   $(11,417)   $(40,948)   $  70,191    $ 138,167
                                                 =========    =========    ========    ========    =========    =========
CLASS A SHARES:
  Proceeds from shares issued..................  $ 127,515    $  35,491    $ 53,921    $ 32,333    $ 214,497    $  64,411
  Dividends reinvested.........................        228          849       3,592       5,416          709          930
  Cost of shares redeemed......................   (127,969)     (60,461)    (58,880)    (19,779)    (241,874)     (58,572)
                                                 ---------    ---------    --------    --------    ---------    ---------
Change in net assets from Class A capital
  transactions.................................  $    (226)   $ (24,121)   $ (1,367)   $ 17,970    $ (26,668)   $   6,769
                                                 =========    =========    ========    ========    =========    =========
CLASS B SHARES:
  Proceeds from shares issued..................  $   3,284    $   6,817    $  5,979    $ 12,040    $   6,090    $  10,446
  Dividends reinvested.........................         20          325       3,461       7,232           --          137
  Cost of shares redeemed......................     (5,482)      (8,835)    (25,111)    (20,368)     (16,627)      (6,931)
                                                 ---------    ---------    --------    --------    ---------    ---------
Change in net assets from Class B capital
  transactions.................................  $  (2,178)   $  (1,693)   $(15,671)   $ (1,096)   $ (10,537)   $   3,652
                                                 =========    =========    ========    ========    =========    =========
CLASS C SHARES:
  Proceeds from shares issued..................  $   2,345    $   1,953    $  1,713    $  1,165    $   5,895    $   5,964
  Dividends reinvested.........................          4           32          56          69           --           52
  Cost of shares redeemed......................     (1,548)      (1,234)       (718)       (477)      (6,126)      (6,005)
                                                 ---------    ---------    --------    --------    ---------    ---------
Change in net assets from Class C capital
  transactions.................................  $     801    $     751    $  1,051    $    757    $    (231)   $      11
                                                 =========    =========    ========    ========    =========    =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.......................................     22,631       19,343       4,216       2,338       35,996       40,057
  Reinvested...................................        312        1,035         119         259          243          451
  Redeemed.....................................    (16,429)     (24,988)     (5,096)     (4,910)     (28,497)     (28,783)
                                                 ---------    ---------    --------    --------    ---------    ---------
Change in Class I Shares.......................      6,514       (4,610)       (761)     (2,313)       7,742       11,725
                                                 =========    =========    ========    ========    =========    =========
CLASS A SHARES:
  Issued.......................................     12,026        2,473       3,968       1,795       23,974        5,387
  Reinvested...................................         21           56         256         298           78           76
  Redeemed.....................................    (12,060)      (4,216)     (4,330)     (1,122)     (26,708)      (4,962)
                                                 ---------    ---------    --------    --------    ---------    ---------
Change in Class A Shares.......................        (13)      (1,687)       (106)        971       (2,656)         501
                                                 =========    =========    ========    ========    =========    =========
CLASS B SHARES:
  Issued.......................................        297          478         422         669          666          895
  Reinvested...................................          2           21         248         398           --           11
  Redeemed.....................................       (501)        (623)     (1,785)     (1,158)      (1,797)        (615)
                                                 ---------    ---------    --------    --------    ---------    ---------
Change in Class B Shares.......................       (202)        (124)     (1,115)        (91)      (1,131)         291
                                                 =========    =========    ========    ========    =========    =========
CLASS C SHARES:
  Issued.......................................        213          138         121          64          643          514
  Reinvested...................................         --(a)         2           4           4           --            4
  Redeemed.....................................       (141)         (88)        (50)        (27)        (675)        (529)
                                                 ---------    ---------    --------    --------    ---------    ---------
Change in Class C Shares.......................         72           52          75          41          (32)         (11)
                                                 =========    =========    ========    ========    =========    =========

------------

(a) Amount is less than 1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

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--------------------------------------------------------------------------------

SCHEDULE OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                         BALANCED                  EQUITY                   MARKET                TECHNOLOGY
                                           FUND                  INDEX FUND             EXPANSION FUND               FUND
                                   --------------------    ----------------------    --------------------    --------------------
                                        YEAR ENDED               YEAR ENDED               YEAR ENDED              YEAR ENDED
                                         JUNE 30,                 JUNE 30,                 JUNE 30,                JUNE 30,
                                   --------------------    ----------------------    --------------------    --------------------
                                     2003        2002        2003         2002         2003        2002        2003        2002
                                   --------    --------    ---------    ---------    --------    --------    --------    --------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.....  $  4,266    $  5,116    $ 389,802    $ 616,980    $100,230    $21,317     $ 4,123     $ 3,856
 Dividends reinvested............       503       1,193       12,928       10,499          47        122          --          --
 Cost of shares redeemed.........   (20,798)    (22,242)    (314,806)    (336,713)    (33,195)    (9,951)     (3,135)     (3,098)
                                   --------    --------    ---------    ---------    --------    -------     -------     -------
Change in net assets from Class I
 capital transactions............  $(16,029)   $(15,933)   $  87,924    $ 290,766    $ 67,082    $11,488     $   988     $   758
                                   ========    ========    =========    =========    ========    =======     =======     =======
CLASS A SHARES:
 Proceeds from shares issued.....  $ 15,532    $ 20,080    $ 107,335    $ 102,588    $ 12,150    $ 8,793     $ 2,894     $ 5,938
 Dividends reinvested............     2,274       2,593        4,496        4,502          42         21          --          --
 Cost of shares redeemed.........   (24,977)    (25,895)    (131,062)    (263,820)     (6,964)    (1,252)     (4,216)     (7,816)
                                   --------    --------    ---------    ---------    --------    -------     -------     -------
Change in net assets from Class A
 capital transactions............  $ (7,171)   $ (3,222)   $ (19,231)   $(156,730)   $  5,228    $ 7,562     $(1,322)    $(1,878)
                                   ========    ========    =========    =========    ========    =======     =======     =======
CLASS B SHARES:
 Proceeds from shares issued.....  $ 15,404    $ 21,575    $  21,772    $  36,257    $  4,911    $ 6,515     $ 2,324     $ 3,198
 Dividends reinvested............     2,979       3,704        1,297          272          19         18          --          --
 Cost of shares redeemed.........   (56,822)    (46,455)     (83,152)     (74,384)     (2,043)      (765)     (1,837)     (1,691)
                                   --------    --------    ---------    ---------    --------    -------     -------     -------
Change in net assets from Class B
 capital transactions............  $(38,439)   $(21,176)   $ (60,083)   $ (37,855)   $  2,887    $ 5,768     $   487     $ 1,507
                                   ========    ========    =========    =========    ========    =======     =======     =======
CLASS C SHARES:
 Proceeds from shares issued.....  $  2,340    $  2,241    $  23,422    $  38,095    $  5,509    $ 5,864     $   385     $   391
 Dividends reinvested............        49          25          327           71           8          3          --          --
 Cost of shares redeemed.........    (1,505)       (623)     (27,641)     (29,745)     (1,450)      (334)       (238)       (282)
                                   --------    --------    ---------    ---------    --------    -------     -------     -------
Change in net assets from Class C
 capital transactions............  $    884    $  1,643    $  (3,892)   $   8,421    $  4,067    $ 5,533     $   147     $   109
                                   ========    ========    =========    =========    ========    =======     =======     =======
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..........................       386         405       19,192       24,100      13,230      2,474       1,222         778
 Reinvested......................        45          95          654          406           6         14          --          --
 Redeemed........................    (1,881)     (1,752)     (15,389)     (13,224)     (4,508)    (1,143)       (953)       (667)
                                   --------    --------    ---------    ---------    --------    -------     -------     -------
Change in Class I Shares.........    (1,450)     (1,252)       4,457       11,282       8,728      1,345         269         111
                                   ========    ========    =========    =========    ========    =======     =======     =======
CLASS A SHARES:
 Issued..........................     1,393       1,583        5,234        4,046       1,655        998         870       1,251
 Reinvested......................       205         205          224          174           6          2          --          --
 Redeemed........................    (2,261)     (2,055)      (6,469)     (10,239)       (956)      (145)     (1,300)     (1,679)
                                   --------    --------    ---------    ---------    --------    -------     -------     -------
Change in Class A Shares.........      (663)       (267)      (1,011)      (6,019)        705        855        (430)       (428)
                                   ========    ========    =========    =========    ========    =======     =======     =======
CLASS B SHARES:
 Issued..........................     1,374       1,703        1,062        1,426         654        745         695         678
 Reinvested......................       268         292           66           11           3          2          --          --
 Redeemed........................    (5,134)     (3,690)      (4,137)      (2,963)       (279)       (90)       (576)       (366)
                                   --------    --------    ---------    ---------    --------    -------     -------     -------
Change in Class B Shares.........    (3,492)     (1,695)      (3,009)      (1,526)        378        657         119         312
                                   ========    ========    =========    =========    ========    =======     =======     =======
CLASS C SHARES:
 Issued..........................       207         178        1,139        1,491         755        685         115          78
 Reinvested......................         4           2           17            3           1         --          --          --
 Redeemed........................      (133)        (49)      (1,372)      (1,187)       (199)       (39)        (73)        (63)
                                   --------    --------    ---------    ---------    --------    -------     -------     -------
Change in Class C Shares.........        78         131         (216)         307         557        646          42          15
                                   ========    ========    =========    =========    ========    =======     =======     =======

See notes to financial statements.

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

 130

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--------------------------------------------------------------------------------

SCHEDULE OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                                    MARKET
                                           HEALTH SCIENCES         NEUTRAL        INTERNATIONAL EQUITY          DIVERSIFIED
                                                 FUND                FUND              INDEX FUND            INTERNATIONAL FUND
                                         --------------------    ------------    ----------------------    ----------------------
                                              YEAR ENDED            PERIOD             YEAR ENDED                YEAR ENDED
                                               JUNE 30,             ENDED               JUNE 30,                  JUNE 30,
                                         --------------------      JUNE 30,      ----------------------    ----------------------
                                           2003        2002        2003 (A)        2003         2002         2003         2002
                                         --------    --------    ------------    ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued...........  $   295     $   403       $196,046      $ 162,303    $ 230,713    $ 232,507    $ 242,855
 Dividends reinvested..................       --           3             --            405        1,249          675        2,921
 Cost of shares redeemed...............     (393)     (1,005)          (239)      (133,411)    (230,505)    (168,801)    (165,770)
                                         -------     -------       --------      ---------    ---------    ---------    ---------
Change in net assets from Class I
 capital transactions..................  $   (98)    $  (599)      $195,807      $  29,297    $   1,457    $  64,381    $  80,006
                                         =======     =======       ========      =========    =========    =========    =========
CLASS A SHARES:
 Proceeds from shares issued...........  $ 1,616     $ 6,319       $ 25,640      $ 101,273    $  77,116    $ 120,463    $  55,203
 Dividends reinvested..................       --          17             --             43          172           32          214
 Cost of shares redeemed...............   (2,011)     (1,506)          (285)      (105,200)     (73,474)    (131,000)     (58,422)
                                         -------     -------       --------      ---------    ---------    ---------    ---------
Change in net assets from Class A
 capital transactions..................  $  (395)    $ 4,830       $ 25,355      $  (3,884)   $   3,814    $ (10,505)   $  (3,005)
                                         =======     =======       ========      =========    =========    =========    =========
CLASS B SHARES:
 Proceeds from shares issued...........  $ 1,651     $ 6,725       $ 12,421      $     700    $     980    $     899    $   1,035
 Dividends reinvested..................       --          12             --             --           50           --           46
 Cost of shares redeemed...............   (1,509)     (1,399)           (79)        (2,635)      (2,957)      (2,508)      (2,720)
                                         -------     -------       --------      ---------    ---------    ---------    ---------
Change in net assets from Class B
 capital transactions..................  $   142     $ 5,338       $ 12,342      $  (1,935)   $  (1,927)   $  (1,609)   $  (1,639)
                                         =======     =======       ========      =========    =========    =========    =========
CLASS C SHARES:
 Proceeds from shares issued...........  $   151     $   365       $ 53,898      $   1,543    $   3,041    $     138    $     179
 Dividends reinvested..................       --           1             --             --           29           --            3
 Cost of shares redeemed...............     (119)       (178)           (39)        (2,085)      (3,162)        (296)        (407)
                                         -------     -------       --------      ---------    ---------    ---------    ---------
Change in net assets from Class C
 capital transactions..................  $    32     $   188       $ 53,859      $    (542)   $     (92)   $    (158)   $    (225)
                                         =======     =======       ========      =========    =========    =========    =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued................................       34          36         19,575         13,598       16,201       23,078       20,181
 Reinvested............................       --          --             --             34           88           67          241
 Redeemed..............................      (45)        (97)           (24)       (11,111)     (16,020)     (16,747)     (13,590)
                                         -------     -------       --------      ---------    ---------    ---------    ---------
Change in Class I Shares...............      (11)        (61)        19,551          2,521          269        6,398        6,832
                                         =======     =======       ========      =========    =========    =========    =========
CLASS A SHARES:
 Issued................................      179         588          2,565          8,396        5,421       11,768        4,675
 Reinvested............................       --           1             --              4           12            3           18
 Redeemed..............................     (237)       (146)           (29)        (8,615)      (5,099)     (12,658)      (4,863)
                                         -------     -------       --------      ---------    ---------    ---------    ---------
Change in Class A Shares...............      (58)        443          2,536           (215)         334         (887)        (170)
                                         =======     =======       ========      =========    =========    =========    =========
CLASS B SHARES:
 Issued................................      190         620          1,242             60           71           94           94
 Reinvested............................       --           1             --             --            4           --            4
 Redeemed..............................     (183)       (134)            (8)          (231)        (217)        (278)        (243)
                                         -------     -------       --------      ---------    ---------    ---------    ---------
Change in Class B Shares...............        7         487          1,234           (171)        (142)        (184)        (145)
                                         =======     =======       ========      =========    =========    =========    =========
CLASS C SHARES:
 Issued................................       17          34          5,390            130          214           15           16
 Reinvested............................       --          --             --             --            2           --           --
 Redeemed..............................      (14)        (18)            (4)          (176)        (226)         (33)         (36)
                                         -------     -------       --------      ---------    ---------    ---------    ---------
Change in Class C Shares...............        3          16          5,386            (46)         (10)         (18)         (20)
                                         =======     =======       ========      =========    =========    =========    =========

------------

(a) Period from commencement of operations on May 23, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

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

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--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------
SMALL CAP GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............   $ 9.23       $(0.03)        $(0.33)        $(0.36)
  Year Ended June 30, 2002..............    10.47        (0.05)         (1.19)         (1.24)
  Year Ended June 30, 2001..............    12.97        (0.06)         (1.05)         (1.11)
  Year Ended June 30, 2000..............    10.62        (0.03)          3.26           3.23
  Year Ended June 30, 1999..............    12.05           --          (0.24)         (0.24)

SMALL CAP VALUE FUND (CLASS I)
  Year Ended June 30, 2003..............    21.19         0.11          (1.81)         (1.70)
  Year Ended June 30, 2002..............    19.53         0.14           2.78           2.92
  Year Ended June 30, 2001..............    13.74         0.22           5.79           6.01
  Year Ended June 30, 2000..............    14.26         0.13          (0.53)         (0.40)
  Six Months Ended June 30, 1999 (b)....    15.02        (0.02)         (0.66)         (0.68)
  Year Ended December 31, 1998..........    16.22        (0.07)         (0.60)         (0.67)

MID CAP GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............    18.70        (0.06)          0.02          (0.04)
  Year Ended June 30, 2002..............    22.13        (0.11)         (3.25)         (3.36)
  Year Ended June 30, 2001..............    29.73        (0.15)         (3.13)         (3.28)
  Year Ended June 30, 2000..............    25.32        (0.10)          8.59           8.49
  Year Ended June 30, 1999..............    22.51        (0.07)          5.58           5.51

MID CAP VALUE (CLASS I)
  Year Ended June 30, 2003..............    15.33         0.08          (1.14)         (1.06)
  Year Ended June 30, 2002..............    16.74         0.08          (0.05)          0.03
  Year Ended June 30, 2001..............    13.44         0.12           3.98           4.10
  Year Ended June 30, 2000..............    14.88         0.12          (0.14)         (0.02)
  Year Ended June 30, 1999..............    16.90         0.13           0.24           0.37

DIVERSIFIED MID CAP FUND (CLASS I)
  Year Ended June 30, 2003..............    16.06         0.04          (0.55)         (0.51)
  Year Ended June 30, 2002..............    18.46         0.03          (1.53)         (1.50)
  Year Ended June 30, 2001..............    21.69         0.02           1.33           1.35
  Year Ended June 30, 2000..............    22.10         0.06           2.59           2.65
  Six Months Ended June 30, 1999 (e)....    20.46        (0.01)          1.70           1.69
  Year Ended December 31, 1998..........    20.93        (0.01)          0.93           0.92

LARGE CAP GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............    12.33         0.01           0.33           0.34
  Year Ended June 30, 2002..............    17.12        (0.02)         (4.77)         (4.79)
  Year Ended June 30, 2001..............    26.68        (0.08)         (8.58)         (8.66)
  Year Ended June 30, 2000..............    26.15        (0.03)          3.90           3.87
  Year Ended June 30, 1999..............    22.71           --           5.80           5.80

LARGE CAP VALUE FUND (CLASS I)
  Year Ended June 30, 2003..............    12.77         0.12          (0.71)         (0.59)
  Year Ended June 30, 2002..............    16.16         0.09          (3.22)         (3.13)
  Year Ended June 30, 2001..............    15.50         0.11           1.05           1.16
  Year Ended June 30, 2000..............    18.09         0.13          (1.10)         (0.97)
  Year Ended June 30, 1999..............    16.70         0.18           2.44           2.62

EQUITY INCOME FUND (CLASS I)
  Year Ended June 30, 2003..............    16.36         0.26          (0.82)         (0.56)
  Year Ended June 30, 2002..............    19.42         0.25          (2.01)         (1.76)
  Year Ended June 30, 2001..............    21.25         0.26           0.68           0.94
  Year Ended June 30, 2000..............    24.50         0.33          (2.32)         (1.99)
  Year Ended June 30, 1999..............    24.07         0.31           2.11           2.42

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(c) Not annualized.

(d) Annualized.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        -------------------------

                                                                                 NET ASSET            NET ASSETS,    RATIO OF
                                            NET         NET                       VALUE,                  END        EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL     OF PERIOD    TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN     (000'S)     NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -----------   -----------
SMALL CAP GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............   $   --      $   --       $   --        $ 8.87      (3.90)% $  447,634        1.03%
  Year Ended June 30, 2002..............       --          --           --          9.23     (11.84)     376,910        1.05
  Year Ended June 30, 2001..............       --       (1.39)       (1.39)        10.47      (9.00)     274,544        1.04
  Year Ended June 30, 2000..............       --       (0.88)       (0.88)        12.97      32.26      253,626        1.05
  Year Ended June 30, 1999..............       --       (1.19)       (1.19)        10.62      (0.72)     130,974        1.06

SMALL CAP VALUE FUND (CLASS I)
  Year Ended June 30, 2003..............    (0.11)      (0.98)       (1.09)        18.40      (7.50)     604,837        1.00
  Year Ended June 30, 2002..............    (0.14)      (1.12)       (1.26)        21.19      15.76      629,011        0.99
  Year Ended June 30, 2001..............    (0.22)         --        (0.22)        19.53      43.98      321,689        0.96
  Year Ended June 30, 2000..............    (0.12)         --        (0.12)        13.74      (2.78)     179,923        0.93
  Six Months Ended June 30, 1999(b).....       --       (0.08)       (0.08)        14.26      (4.48)(c)  246,712        0.94(d)
  Year Ended December 31, 1998..........       --       (0.53)       (0.53)        15.02      (4.11)     276,754        0.94

MID CAP GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............       --          --           --         18.66      (0.21)   1,493,114        0.99
  Year Ended June 30, 2002..............       --       (0.07)       (0.07)        18.70     (15.20)   1,313,208        0.99
  Year Ended June 30, 2001..............       --       (4.32)       (4.32)        22.13     (13.54)   1,418,647        0.99
  Year Ended June 30, 2000..............       --       (4.08)       (4.08)        29.73      36.65    1,624,824        0.99
  Year Ended June 30, 1999..............       --       (2.70)       (2.70)        25.32      28.39    1,164,884        0.99

MID CAP VALUE (CLASS I)
  Year Ended June 30, 2003..............    (0.08)      (0.71)       (0.79)        13.48      (6.48)   1,269,438        0.99
  Year Ended June 30, 2002..............    (0.08)      (1.36)       (1.44)        15.33       0.24    1,237,701        0.97
  Year Ended June 30, 2001..............    (0.12)      (0.68)       (0.80)        16.74      31.55    1,180,092        0.96
  Year Ended June 30, 2000..............    (0.12)      (1.30)       (1.42)        13.44       0.38      963,410        0.97
  Year Ended June 30, 1999..............    (0.13)      (2.26)       (2.39)        14.88       3.82    1,057,827        0.95

DIVERSIFIED MID CAP FUND (CLASS I)
  Year Ended June 30, 2003..............    (0.04)         --        (0.04)        15.51      (3.16)     841,092        0.96
  Year Ended June 30, 2002..............    (0.02)      (0.88)       (0.90)        16.06      (8.35)     835,901        0.97
  Year Ended June 30, 2001..............    (0.03)      (4.55)       (4.58)        18.46       6.13      890,096        0.93
  Year Ended June 30, 2000..............    (0.05)      (3.01)       (3.06)        21.69      14.03      832,959        0.86
  Six Months Ended June 30, 1999(e).....       --       (0.05)       (0.05)        22.10       8.32(c)   987,059        0.90(d)
  Year Ended December 31, 1998..........       --       (1.39)       (1.39)        20.46       4.61      987,256        0.90

LARGE CAP GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............       --          --           --         12.67       2.76    1,453,774        0.99
  Year Ended June 30, 2002..............       --          --           --         12.33     (27.98)   1,540,526        0.97
  Year Ended June 30, 2001..............       --       (0.90)       (0.90)        17.12     (33.56)   2,059,004        0.93
  Year Ended June 30, 2000..............       --       (3.34)       (3.34)        26.68      15.30    3,118,107        0.94
  Year Ended June 30, 1999..............       --       (2.36)       (2.36)        26.15      28.78    3,052,729        0.96

LARGE CAP VALUE FUND (CLASS I)
  Year Ended June 30, 2003..............    (0.12)         --        (0.12)        12.06      (4.46)   1,176,240        0.97
  Year Ended June 30, 2002..............    (0.09)      (0.17)       (0.26)        12.77     (19.53)   1,161,684        0.98
  Year Ended June 30, 2001..............    (0.11)      (0.39)       (0.50)        16.16       7.54    1,544,504        0.96
  Year Ended June 30, 2000..............    (0.13)      (1.49)       (1.62)        15.50      (5.64)   1,474,666        0.96
  Year Ended June 30, 1999..............    (0.18)      (1.05)       (1.23)        18.09      17.26    1,095,686        0.95

EQUITY INCOME FUND (CLASS I)
  Year Ended June 30, 2003..............    (0.26)      (0.48)       (0.74)        15.06      (3.06)     294,638        0.99
  Year Ended June 30, 2002..............    (0.24)      (1.06)       (1.30)        16.36      (9.64)     332,490        0.99
  Year Ended June 30, 2001..............    (0.25)      (2.52)       (2.77)        19.42       4.26      439,755        0.98
  Year Ended June 30, 2000..............    (0.32)      (0.94)       (1.26)        21.25      (8.34)     584,810        0.91
  Year Ended June 30, 1999..............    (0.31)      (1.68)       (1.99)        24.50      11.29    1,120,181        0.91

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------
                                             RATIO OF
                                               NET            RATIO OF
                                            INVESTMENT        EXPENSES
                                              INCOME         TO AVERAGE
                                            TO AVERAGE       NET ASSETS       PORTFOLIO
                                            NET ASSETS     WITHOUT WAIVERS   TURNOVER (A)
                                          --------------   ---------------   ------------
SMALL CAP GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............        (0.45)%          1.04%           94.54%
  Year Ended June 30, 2002..............        (0.65)           1.06           119.33
  Year Ended June 30, 2001..............        (0.59)           1.05           157.71
  Year Ended June 30, 2000..............        (0.23)           1.06           163.03
  Year Ended June 30, 1999..............         0.00            1.09           127.83
SMALL CAP VALUE FUND (CLASS I)
  Year Ended June 30, 2003..............         0.70            1.02            45.70
  Year Ended June 30, 2002..............         0.73            1.01            39.91
  Year Ended June 30, 2001..............         1.33            0.99            74.81
  Year Ended June 30, 2000..............         0.83            1.05           146.46
  Six Months Ended June 30, 1999(b).....        (0.35)(d)        1.03(d)         50.90
  Year Ended December 31, 1998..........        (0.48)           0.94            42.39
MID CAP GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............        (0.40)           1.06            70.87
  Year Ended June 30, 2002..............        (0.57)           1.07            83.02
  Year Ended June 30, 2001..............        (0.60)           1.02           127.02
  Year Ended June 30, 2000..............        (0.38)           0.99           181.78
  Year Ended June 30, 1999..............        (0.35)           0.99           141.46
MID CAP VALUE (CLASS I)
  Year Ended June 30, 2003..............         0.65            1.00            99.39
  Year Ended June 30, 2002..............         0.57            0.98           101.29
  Year Ended June 30, 2001..............         0.77            0.97           127.06
  Year Ended June 30, 2000..............         0.93            0.99           110.43
  Year Ended June 30, 1999..............         0.94            0.96           115.65
DIVERSIFIED MID CAP FUND (CLASS I)
  Year Ended June 30, 2003..............         0.29            0.98            48.94
  Year Ended June 30, 2002..............         0.15            0.99            37.08
  Year Ended June 30, 2001..............         0.19            0.97            59.45
  Year Ended June 30, 2000..............         0.24            1.00            70.01
  Six Months Ended June 30, 1999(e).....        (0.09)(d)        0.97(d)         23.53
  Year Ended December 31, 1998..........        (0.08)           0.90            26.89
LARGE CAP GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............         0.13            1.13            60.12
  Year Ended June 30, 2002..............        (0.13)           1.07            69.07
  Year Ended June 30, 2001..............        (0.38)           1.00            73.36
  Year Ended June 30, 2000..............         0.12            0.94           123.21
  Year Ended June 30, 1999..............         0.07            0.96            86.34
LARGE CAP VALUE FUND (CLASS I)
  Year Ended June 30, 2003..............         1.14            0.98            84.63
  Year Ended June 30, 2002..............         0.67            0.99           125.65
  Year Ended June 30, 2001..............         0.69            0.96           127.66
  Year Ended June 30, 2000..............         0.82            0.96           131.95
  Year Ended June 30, 1999..............         1.15            0.95            40.69
EQUITY INCOME FUND (CLASS I)
  Year Ended June 30, 2003..............         1.84            1.02            16.80
  Year Ended June 30, 2002..............         1.39            1.01            17.03
  Year Ended June 30, 2001..............         1.25            1.00            13.44
  Year Ended June 30, 2000..............         1.44            1.01            15.82
  Year Ended June 30, 1999..............         1.40            0.98            16.22

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 134

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED      REDEMPTION        CAPITAL
                                          NET ASSET      NET       AND UNREALIZED   FEES COLLECTED   CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS             FROM            FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM      REDEMPTION      INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     OF FUND SHARES      ADVISOR      ACTIVITIES
                                          ---------   ----------   --------------   --------------   -------------   ----------
DIVERSIFIED EQUITY FUND (CLASS I)
  Year Ended June 30, 2003..............   $10.46       $ 0.07         $(0.20)           $ --            $  --         $(0.13)
  Year Ended June 30, 2002..............    12.95         0.05          (2.45)             --               --          (2.40)
  Year Ended June 30, 2001..............    15.05         0.03          (1.86)             --               --          (1.83)
  Year Ended June 30, 2000..............    15.19         0.03           0.72              --               --           0.75
  Year Ended June 30, 1999..............    13.51         0.05           2.52              --               --           2.57

BALANCED FUND (CLASS I)
  Year Ended June 30, 2003..............    11.65         0.29           0.16              --               --           0.45
  Year Ended June 30, 2002..............    13.14         0.32          (1.49)             --               --          (1.17)
  Year Ended June 30, 2001..............    13.99         0.36          (0.86)             --               --          (0.50)
  Year Ended June 30, 2000..............    14.13         0.40           0.38              --               --           0.78
  Year Ended June 30, 1999..............    13.80         0.34           1.28              --               --           1.62

EQUITY INDEX FUND (CLASS I)
  Year Ended June 30, 2003..............    22.60         0.30          (0.34)             --               --          (0.04)
  Year Ended June 30, 2002..............    27.96         0.28          (5.36)             --               --          (5.08)
  Year Ended June 30, 2001..............    33.21         0.27          (5.26)             --               --          (4.99)
  Year Ended June 30, 2000..............    31.79         0.31           1.86              --               --           2.17
  Year Ended June 30, 1999..............    27.16         0.31           5.54              --               --           5.85

MARKET EXPANSION INDEX FUND (CLASS I)
  Year Ended June 30, 2003..............     8.60         0.03          (0.25)             --               --          (0.22)
  Year Ended June 30, 2002..............     8.82         0.04          (0.19)             --               --          (0.15)
  Year Ended June 30, 2001..............     9.07         0.06           0.70              --               --           0.76
  Year Ended June 30, 2000..............    10.63         0.07           1.15              --             0.02           1.24
  Six Months Ended June 30, 1999 (b)....    10.52         0.03           0.40              --               --           0.43
  July 31, 1998 to December 31, 1998
    (e).................................    10.00         0.03           0.93              --               --           0.96

TECHNOLOGY FUND (CLASS I)
  Year Ended June 30, 2003..............     3.58        (0.03)          0.19              --               --           0.16
  Year Ended June 30, 2002..............     5.91        (0.05)         (2.28)             --               --          (2.33)
  July 28, 2000 to June 30, 2001 (e)....    10.00        (0.04)         (4.05)             --               --          (4.09)

HEALTH SCIENCES FUND (CLASS I)
  Year Ended June 30, 2003..............     8.88        (0.04)          1.40              --               --           1.36
  Year Ended June 30, 2002..............    11.71        (0.19)         (2.60)             --               --          (2.79)
  March 23, 2001 to June 30, 2001 (e)...    10.00        (0.02)          1.73              --               --           1.71

MARKET NEUTRAL FUND (CLASS I)
  May 23, 2003 to June 30, 2003(e)......    10.00           --(f)        0.05              --               --           0.05

INTERNATIONAL EQUITY INDEX FUND (CLASS I)
  Year Ended June 30, 2003..............    14.10         0.19          (1.07)           0.01               --          (0.87)
  Year Ended June 30, 2002..............    16.08         0.13          (1.99)             --               --          (1.86)
  Year Ended June 30, 2001..............    21.65         0.22          (5.55)             --               --          (5.33)
  Year Ended June 30, 2000..............    18.63         0.14           3.22              --               --           3.36
  Year Ended June 30, 1999..............    17.97         0.19           1.71              --               --           1.90

DIVERSIFIED INTERNATIONAL FUND (CLASS I)
  Year Ended June 30, 2003..............    11.87         0.13          (0.98)           0.01               --          (0.84)
  Year Ended June 30, 2002..............    13.14        (0.02)         (1.13)             --               --          (1.15)
  Year Ended June 30, 2001..............    17.97         0.16          (4.60)             --               --          (4.44)
  Year Ended June 30, 2000..............    15.13         0.11           3.06              --               --           3.17
  Six Months Ended June 30, 1999 (h)....    13.93         0.11           1.09              --               --           1.20
  Year Ended December 31, 1998..........    12.14         0.14           1.85              --               --           1.99

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(c) Not annualized.

(d) Annualized.

(e) Period from commencement of operations.

(f)  Amount is less than $0.01.

(g) Excludes dividend expense for securities sold short. Dividend expense is 0.96% of average net assets.

(h) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        -------------------------

                                                                                 NET ASSET            NET ASSETS,    RATIO OF
                                            NET         NET                       VALUE,                  END        EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL     OF PERIOD    TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN     (000'S)     NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -----------   -----------
DIVERSIFIED EQUITY FUND (CLASS I)
  Year Ended June 30, 2003..............   $(0.07)     $   --       $(0.07)       $10.26      (1.12)% $1,579,667        0.98%
  Year Ended June 30, 2002..............    (0.05)      (0.04)       (0.09)        10.46     (18.61)   1,528,790        0.98
  Year Ended June 30, 2001..............    (0.03)      (0.24)       (0.27)        12.95     (12.37)   1,742,023        0.95
  Year Ended June 30, 2000..............    (0.02)      (0.87)       (0.89)        15.05       5.23    1,895,968        0.95
  Year Ended June 30, 1999..............    (0.05)      (0.84)       (0.89)        15.19      20.72    2,089,940        0.95

BALANCED FUND (CLASS I)
  Year Ended June 30, 2003..............    (0.29)         --        (0.29)        11.81       4.06       44,153        0.89
  Year Ended June 30, 2002..............    (0.32)         --        (0.32)        11.65      (9.05)      60,442        0.89
  Year Ended June 30, 2001..............    (0.35)         --        (0.35)        13.14      (3.61)      84,588        0.89
  Year Ended June 30, 2000..............    (0.39)      (0.53)       (0.92)        13.99       5.74      139,496        0.88
  Year Ended June 30, 1999..............    (0.34)      (0.95)       (1.29)        14.13      12.74      229,008        0.85

EQUITY INDEX FUND (CLASS I)
  Year Ended June 30, 2003..............    (0.30)         --        (0.30)        22.26      (0.03)   1,737,838        0.35
  Year Ended June 30, 2002..............    (0.28)         --        (0.28)        22.60     (18.24)   1,663,601        0.35
  Year Ended June 30, 2001..............    (0.26)         --        (0.26)        27.96     (15.05)   1,742,852        0.35
  Year Ended June 30, 2000..............    (0.30)      (0.45)       (0.75)        33.21       6.86    1,987,505        0.35
  Year Ended June 30, 1999..............    (0.30)      (0.92)       (1.22)        31.79      22.50    1,855,947        0.35

MARKET EXPANSION INDEX FUND (CLASS I)
  Year Ended June 30, 2003..............    (0.03)      (0.02)       (0.05)         8.33      (2.46)     113,512        0.57
  Year Ended June 30, 2002..............    (0.03)      (0.04)       (0.07)         8.60      (1.78)      42,115        0.57
  Year Ended June 30, 2001..............    (0.05)      (0.96)       (1.01)         8.82       8.84       31,337        0.57
  Year Ended June 30, 2000..............    (0.07)      (2.73)       (2.80)         9.07      14.30       28,699        0.57
  Six Months Ended June 30, 1999 (b)....    (0.03)      (0.29)       (0.32)        10.63       4.54(c)    28,871        0.57(d)
  July 31, 1998 to December 31,
  1998(e)...............................    (0.03)      (0.41)       (0.44)        10.52       9.91(c)    27,483        0.56(d)

TECHNOLOGY FUND (CLASS I)
  Year Ended June 30, 2003..............       --          --           --          3.74       4.47        3,647        1.30
  Year Ended June 30, 2002..............       --          --           --          3.58     (39.42)       2,524        1.30
  July 28, 2000 to June 30, 2001(e).....       --          --           --          5.91      40.90(c)     3,509        1.30(d)

HEALTH SCIENCES FUND (CLASS I)
  Year Ended June 30, 2003..............       --          --           --         10.24      15.32          202        1.35
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.88     (23.92)         276        1.35
  March 23, 2001 to June 30, 2001(e)....       --          --           --         11.71      17.10(c)     1,080        1.35(d)

MARKET NEUTRAL FUND (CLASS I)
  May 23, 2003 to June 30, 2003(e)......       --          --           --         10.05       0.50(c)   196,513        1.25(d)(g)

INTERNATIONAL EQUITY INDEX FUND (CLASS
  I)
  Year Ended June 30, 2003..............    (0.04)         --        (0.04)        13.19      (6.12)     560,910        0.84
  Year Ended June 30, 2002..............    (0.12)         --        (0.12)        14.10     (11.55)     564,207        0.87
  Year Ended June 30, 2001..............    (0.19)      (0.05)       (0.24)        16.08     (24.77)     639,028        0.83
  Year Ended June 30, 2000..............    (0.05)      (0.29)       (0.34)        21.65      18.09      795,657        0.86
  Year Ended June 30, 1999..............    (0.39)      (0.85)       (1.24)        18.63      11.27      657,902        0.85

DIVERSIFIED INTERNATIONAL FUND (CLASS I)
  Year Ended June 30, 2003..............    (0.03)         --        (0.03)        11.00      (7.02)     807,349        1.08
  Year Ended June 30, 2002..............    (0.12)         --        (0.12)        11.87      (8.75)     795,180        1.05
  Year Ended June 30, 2001..............    (0.09)      (0.30)       (0.39)        13.14     (25.13)     790,431        1.05
  Year Ended June 30, 2000..............    (0.15)      (0.18)       (0.33)        17.97      20.97      851,758        1.05
  Six Months Ended June 30, 1999 (h)....       --          --           --         15.13       8.61(c)   599,310        1.06(d)
  Year Ended December 31, 1998..........    (0.15)      (0.05)       (0.20)        13.93      16.43      569,522        1.09

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------
                                             RATIO OF
                                               NET            RATIO OF
                                            INVESTMENT        EXPENSES
                                              INCOME         TO AVERAGE
                                            TO AVERAGE       NET ASSETS       PORTFOLIO
                                            NET ASSETS     WITHOUT WAIVERS   TURNOVER (A)
                                          --------------   ---------------   ------------
DIVERSIFIED EQUITY FUND (CLASS I)
  Year Ended June 30, 2003..............         0.79%           0.99%           26.95%
  Year Ended June 30, 2002..............         0.46            0.99            14.29
  Year Ended June 30, 2001..............         0.26            0.96            21.92
  Year Ended June 30, 2000..............         0.20            0.95            37.98
  Year Ended June 30, 1999..............         0.42            0.95            50.82
BALANCED FUND (CLASS I)
  Year Ended June 30, 2003..............         2.57            1.04            26.30
  Year Ended June 30, 2002..............         2.52            1.04            24.92
  Year Ended June 30, 2001..............         2.56            1.01            37.61
  Year Ended June 30, 2000..............         2.81            0.98            57.08
  Year Ended June 30, 1999..............         2.59            0.95            85.81
EQUITY INDEX FUND (CLASS I)
  Year Ended June 30, 2003..............         1.46            0.60             6.74
  Year Ended June 30, 2002..............         1.10            0.60             6.68
  Year Ended June 30, 2001..............         0.89            0.58             9.72
  Year Ended June 30, 2000..............         0.95            0.57             7.89
  Year Ended June 30, 1999..............         1.14            0.57             5.37
MARKET EXPANSION INDEX FUND (CLASS I)
  Year Ended June 30, 2003..............         0.59            0.82            53.51
  Year Ended June 30, 2002..............         0.44            0.90            73.63
  Year Ended June 30, 2001..............         0.61            0.85            36.68
  Year Ended June 30, 2000..............         0.72            0.95            64.29
  Six Months Ended June 30, 1999 (b)....         0.68(d)         0.97(d)         36.50
  July 31, 1998 to December 31,
  1998(e)...............................         0.75(d)         1.12(d)         20.18
TECHNOLOGY FUND (CLASS I)
  Year Ended June 30, 2003..............        (0.91)           2.23            29.13
  Year Ended June 30, 2002..............        (1.03)           2.20            33.74
  July 28, 2000 to June 30, 2001(e).....        (0.98)(d)        2.14(d)         76.53
HEALTH SCIENCES FUND (CLASS I)
  Year Ended June 30, 2003..............        (0.34)           2.20           106.72
  Year Ended June 30, 2002..............        (0.61)           2.37            67.68
  March 23, 2001 to June 30, 2001(e)....        (0.51)(d)        5.10(d)          2.34
MARKET NEUTRAL FUND (CLASS I)
  May 23, 2003 to June 30, 2003(e)......        (0.16)(d)        1.73(d)(g)       0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS
  I)
  Year Ended June 30, 2003..............         1.59            0.86            11.72
  Year Ended June 30, 2002..............         0.79            0.87            13.60
  Year Ended June 30, 2001..............         1.21            0.85             6.75
  Year Ended June 30, 2000..............         0.66            0.86            13.85
  Year Ended June 30, 1999..............         1.03            0.85            33.99
DIVERSIFIED INTERNATIONAL FUND (CLASS I)
  Year Ended June 30, 2003..............         1.37            1.15            94.26
  Year Ended June 30, 2002..............         0.73            1.11           266.10
  Year Ended June 30, 2001..............         1.18            1.07            29.92
  Year Ended June 30, 2000..............         0.62            1.08            17.05
  Six Months Ended June 30, 1999 (h)....         1.59(d)         1.09(d)          2.96
  Year Ended December 31, 1998..........         1.04            1.09             8.50

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 136

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------

SMALL CAP GROWTH FUND (CLASS A)
 Year Ended June 30, 2003...............   $ 9.14       $(0.05)        $(0.33)        $(0.38)
 Year Ended June 30, 2002...............    10.39        (0.08)         (1.17)         (1.25)
 Year Ended June 30, 2001...............    12.91        (0.10)         (1.03)         (1.13)
 Year Ended June 30, 2000...............    10.61        (0.01)          3.19           3.18
 Year Ended June 30, 1999...............    12.02        (0.02)         (0.20)         (0.22)

SMALL CAP VALUE FUND (CLASS A)
 Year Ended June 30, 2003...............    20.81         0.07          (1.78)         (1.71)
 Year Ended June 30, 2002...............    19.20         0.09           2.73           2.82
 Year Ended June 30, 2001...............    13.52         0.22           5.64           5.86
 Year Ended June 30, 2000...............    14.04         0.03          (0.45)         (0.42)
 Six Months Ended June 30, 1999 (b).....    14.81        (0.05)         (0.64)         (0.69)
 Year Ended December 31, 1998...........    16.03        (0.10)         (0.59)         (0.69)

MID CAP GROWTH FUND (CLASS A)
 Year Ended June 30, 2003...............    18.24        (0.09)          0.00          (0.09)
 Year Ended June 30, 2002...............    21.64        (0.14)         (3.19)         (3.33)
 Year Ended June 30, 2001...............    29.23        (0.19)         (3.08)         (3.27)
 Year Ended June 30, 2000...............    25.02        (0.11)          8.40           8.29
 Year Ended June 30, 1999...............    22.36        (0.10)          5.46           5.36

MID CAP VALUE (CLASS A)
 Year Ended June 30, 2003...............    15.39         0.05          (1.14)         (1.09)
 Year Ended June 30, 2002...............    16.80         0.05          (0.05)            --
 Year Ended June 30, 2001...............    13.48         0.08           4.00           4.08
 Year Ended June 30, 2000...............    14.93         0.09          (0.15)         (0.06)
 Year Ended June 30, 1999...............    16.93         0.09           0.26           0.35

DIVERSIFIED MID CAP FUND (CLASS A)
 Year Ended June 30, 2003...............    15.84         0.01          (0.54)         (0.53)
 Year Ended June 30, 2002...............    18.25        (0.02)         (1.51)         (1.53)
 Year Ended June 30, 2001...............    21.50        (0.01)          1.31           1.30
 Year Ended June 30, 2000...............    21.96        (0.01)          2.58           2.57
 Six Months Ended June 30, 1999 (f).....    20.35        (0.04)          1.70           1.66
 Year Ended December 31, 1998...........    20.89        (0.07)          0.92           0.85

LARGE CAP GROWTH FUND (CLASS A)
 Year Ended June 30, 2003...............    12.62        (0.01)          0.32           0.31
 Year Ended June 30, 2002...............    17.57        (0.06)         (4.89)         (4.95)
 Year Ended June 30, 2001...............    27.42        (0.14)         (8.81)         (8.95)
 Year Ended June 30, 2000...............    26.86        (0.07)          3.97           3.90
 Year Ended June 30, 1999...............    23.32        (0.07)          5.97           5.90

LARGE CAP VALUE FUND (CLASS A)
 Year Ended June 30, 2003...............    12.87         0.10          (0.71)         (0.61)
 Year Ended June 30, 2002...............    16.28         0.06          (3.25)         (3.19)
 Year Ended June 30, 2001...............    15.61         0.07           1.07           1.14
 Year Ended June 30, 2000...............    18.24         0.09          (1.14)         (1.05)
 Year Ended June 30, 1999...............    16.77         0.14           2.52           2.66

EQUITY INCOME FUND (CLASS A)
 Year Ended June 30, 2003...............    16.30         0.22          (0.82)         (0.60)
 Year Ended June 30, 2002...............    19.36         0.20          (2.00)         (1.80)
 Year Ended June 30, 2001...............    21.19         0.20           0.69           0.89
 Year Ended June 30, 2000...............    24.45         0.25          (2.31)         (2.06)
 Year Ended June 30, 1999...............    24.04         0.27           2.08           2.35

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(c) Not annualized.

(d) Annualized.

(e) Amount is less than $0.01.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        -------------------------

                                                                                 NET ASSET            NET ASSETS,    RATIO OF
                                            NET         NET                       VALUE,                  END        EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL     OF PERIOD    TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN     (000'S)     NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -----------   -----------

SMALL CAP GROWTH FUND (CLASS A)
  Year Ended June 30, 2003..............   $   --      $   --       $   --        $ 8.76      (4.16)%  $ 57,896         1.28%
  Year Ended June 30, 2002..............       --          --           --          9.14     (12.03)     52,918         1.30
  Year Ended June 30, 2001..............       --       (1.39)       (1.39)        10.39      (9.21)     56,221         1.29
  Year Ended June 30, 2000..............       --       (0.88)       (0.88)        12.91      31.79      71,858         1.30
  Year Ended June 30, 1999..............       --       (1.19)       (1.19)        10.61      (0.53)     22,081         1.31

SMALL CAP VALUE FUND (CLASS A)
  Year Ended June 30, 2003..............    (0.07)      (0.98)       (1.05)        18.05      (7.72)     93,133         1.25
  Year Ended June 30, 2002..............    (0.09)      (1.12)       (1.21)        20.81      15.50      96,595         1.23
  Year Ended June 30, 2001..............    (0.18)         --        (0.18)        19.20      43.55      40,634         1.21
  Year Ended June 30, 2000..............    (0.10)         --        (0.10)        13.52      (2.94)     14,725         1.18
  Six Months Ended June 30, 1999(b).....       --       (0.08)       (0.08)        14.04      (4.61)(c)  26,592         1.17(d)
  Year Ended December 31, 1998..........       --       (0.53)       (0.53)        14.81      (4.29)     32,217         1.19

MID CAP GROWTH FUND (CLASS A)
  Year Ended June 30, 2003..............       --          --           --         18.15      (0.49)    409,354         1.24
  Year Ended June 30, 2002..............       --       (0.07)       (0.07)        18.24     (15.41)    336,995         1.24
  Year Ended June 30, 2001..............       --       (4.32)       (4.32)        21.64     (13.77)    338,797         1.24
  Year Ended June 30, 2000..............       --       (4.08)       (4.08)        29.23      36.25     343,284         1.24
  Year Ended June 30, 1999..............       --       (2.70)       (2.70)        25.02      27.87     159,292         1.24

MID CAP VALUE (CLASS A)
  Year Ended June 30, 2003..............    (0.05)      (0.71)       (0.76)        13.54      (6.68)    175,561         1.24
  Year Ended June 30, 2002..............    (0.05)      (1.36)       (1.41)        15.39       0.00     178,569         1.22
  Year Ended June 30, 2001..............    (0.08)      (0.68)       (0.76)        16.80      31.30     124,248         1.21
  Year Ended June 30, 2000..............    (0.09)      (1.30)       (1.39)        13.48       0.05      88,721         1.22
  Year Ended June 30, 1999..............    (0.09)      (2.26)       (2.35)        14.93       3.70     122,392         1.21

DIVERSIFIED MID CAP FUND (CLASS A)
  Year Ended June 30, 2003..............    (0.01)         --        (0.01)        15.30      (3.37)    115,500         1.22
  Year Ended June 30, 2002..............       --       (0.88)       (0.88)        15.84      (8.62)    149,373         1.22
  Year Ended June 30, 2001..............       --(e)    (4.55)       (4.55)        18.25       5.91     177,665         1.18
  Year Ended June 30, 2000..............    (0.02)      (3.01)       (3.03)        21.50      13.74     217,623         1.11
  Six Months Ended June 30, 1999(e).....       --       (0.05)       (0.05)        21.96       8.21(c)  242,528         1.10(d)
  Year Ended December 31, 1998..........       --       (1.39)       (1.39)        20.35       4.30     278,279         1.15

LARGE CAP GROWTH FUND (CLASS A)
  Year Ended June 30, 2003..............       --          --           --         12.93       2.46     242,656         1.24
  Year Ended June 30, 2002..............       --          --           --         12.62     (28.17)    247,732         1.22
  Year Ended June 30, 2001..............       --       (0.90)       (0.90)        17.57     (33.72)    412,205         1.18
  Year Ended June 30, 2000..............       --       (3.34)       (3.34)        27.42      14.99     662,088         1.19
  Year Ended June 30, 1999..............       --       (2.36)       (2.36)        26.86      28.43     447,209         1.21

LARGE CAP VALUE FUND (CLASS A)
  Year Ended June 30, 2003..............    (0.10)         --        (0.10)        12.16      (4.67)     37,205         1.22
  Year Ended June 30, 2002..............    (0.05)      (0.17)       (0.22)        12.87     (19.74)     39,546         1.23
  Year Ended June 30, 2001..............    (0.08)      (0.39)       (0.47)        16.28       7.30      77,476         1.21
  Year Ended June 30, 2000..............    (0.09)      (1.49)       (1.58)        15.61      (6.06)     45,190         1.21
  Year Ended June 30, 1999..............    (0.14)      (1.05)       (1.19)        18.24      17.39      28,448         1.20

EQUITY INCOME FUND (CLASS A)
  Year Ended June 30, 2003..............    (0.22)      (0.48)       (0.70)        15.00      (3.32)     86,098         1.24
  Year Ended June 30, 2002..............    (0.20)      (1.06)       (1.26)        16.30      (9.89)     95,276         1.24
  Year Ended June 30, 2001..............    (0.20)      (2.52)       (2.72)        19.36       4.02      94,379         1.23
  Year Ended June 30, 2000..............    (0.26)      (0.94)       (1.20)        21.19      (8.61)    102,783         1.16
  Year Ended June 30, 1999..............    (0.26)      (1.68)       (1.94)        24.45      10.94     135,420         1.18

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------
                                             RATIO OF
                                               NET            RATIO OF
                                            INVESTMENT        EXPENSES
                                              INCOME         TO AVERAGE
                                            TO AVERAGE       NET ASSETS       PORTFOLIO
                                            NET ASSETS     WITHOUT WAIVERS   TURNOVER (A)
                                          --------------   ---------------   ------------
SMALL CAP GROWTH FUND (CLASS A)
  Year Ended June 30, 2003..............        (0.70)%          1.39%           94.54%
  Year Ended June 30, 2002..............        (0.90)           1.41           119.33
  Year Ended June 30, 2001..............        (0.83)           1.40           157.71
  Year Ended June 30, 2000..............        (0.48)           1.41           163.03
  Year Ended June 30, 1999..............        (0.24)           1.44           127.83
SMALL CAP VALUE FUND (CLASS A)
  Year Ended June 30, 2003..............         0.46            1.37            45.70
  Year Ended June 30, 2002..............         0.48            1.35            39.91
  Year Ended June 30, 2001..............         1.07            1.33            74.81
  Year Ended June 30, 2000..............         0.60            1.40           146.46
  Six Months Ended June 30, 1999(b).....        (0.58)(d)        1.29(d)         50.90
  Year Ended December 31, 1998..........        (0.73)           1.19            42.39
MID CAP GROWTH FUND (CLASS A)
  Year Ended June 30, 2003..............        (0.65)           1.41            70.87
  Year Ended June 30, 2002..............        (0.82)           1.42            83.02
  Year Ended June 30, 2001..............        (0.85)           1.37           127.02
  Year Ended June 30, 2000..............        (0.64)           1.34           181.78
  Year Ended June 30, 1999..............        (0.60)           1.34           141.46
MID CAP VALUE (CLASS A)
  Year Ended June 30, 2003..............         0.39            1.35            99.39
  Year Ended June 30, 2002..............         0.32            1.33           101.29
  Year Ended June 30, 2001..............         0.51            1.32           127.06
  Year Ended June 30, 2000..............         0.67            1.34           110.43
  Year Ended June 30, 1999..............         0.28            1.31           115.65
DIVERSIFIED MID CAP FUND (CLASS A)
  Year Ended June 30, 2003..............         0.03            1.33            48.94
  Year Ended June 30, 2002..............        (0.10)           1.34            37.08
  Year Ended June 30, 2001..............        (0.06)           1.32            59.45
  Year Ended June 30, 2000..............        (0.01)           1.35            70.01
  Six Months Ended June 30, 1999(e).....        (0.30)(d)        1.22(d)         23.53
  Year Ended December 31, 1998..........        (0.33)           1.15            26.89
LARGE CAP GROWTH FUND (CLASS A)
  Year Ended June 30, 2003..............        (0.13)           1.48            60.12
  Year Ended June 30, 2002..............        (0.37)           1.42            69.07
  Year Ended June 30, 2001..............        (0.63)           1.35            73.36
  Year Ended June 30, 2000..............        (0.38)           1.29           123.21
  Year Ended June 30, 1999..............        (0.43)           1.31            86.34
LARGE CAP VALUE FUND (CLASS A)
  Year Ended June 30, 2003..............         0.87            1.33            84.63
  Year Ended June 30, 2002..............         0.43            1.34           125.65
  Year Ended June 30, 2001..............         0.44            1.31           127.66
  Year Ended June 30, 2000..............         0.56            1.31           131.95
  Year Ended June 30, 1999..............         0.90            1.30            40.69
EQUITY INCOME FUND (CLASS A)
  Year Ended June 30, 2003..............         1.58            1.37            16.80
  Year Ended June 30, 2002..............         1.12            1.36            17.03
  Year Ended June 30, 2001..............         1.00            1.35            13.44
  Year Ended June 30, 2000..............         1.17            1.35            15.82
  Year Ended June 30, 1999..............         1.17            1.34            16.22

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 138

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED      REDEMPTION        CAPITAL
                                          NET ASSET      NET       AND UNREALIZED   FEES COLLECTED   CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS             FROM            FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM      REDEMPTION      INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     OF FUND SHARES      ADVISOR      ACTIVITIES
                                          ---------   ----------   --------------   --------------   -------------   ----------

DIVERSIFIED EQUITY FUND (CLASS A)
 Year Ended June 30, 2003...............   $10.42       $ 0.05         $(0.20)           $ --             $--          $(0.15)
 Year Ended June 30, 2002...............    12.91         0.02          (2.45)             --              --           (2.43)
 Year Ended June 30, 2001...............    15.00           --          (1.84)             --              --           (1.84)
 Year Ended June 30, 2000...............    15.16           --           0.72              --              --            0.72
 Year Ended June 30, 1999...............    13.50         0.02           2.51              --              --            2.53

BALANCED FUND (CLASS A)
 Year Ended June 30, 2003...............    11.66         0.25           0.17              --              --            0.42
 Year Ended June 30, 2002...............    13.14         0.29          (1.48)             --              --           (1.19)
 Year Ended June 30, 2001...............    14.00         0.31          (0.85)             --              --           (0.54)
 Year Ended June 30, 2000...............    14.14         0.34           0.40              --              --            0.74
 Year Ended June 30, 1999...............    13.81         0.31           1.28              --              --            1.59

EQUITY INDEX FUND (CLASS A)
 Year Ended June 30, 2003...............    22.60         0.25          (0.34)             --              --           (0.09)
 Year Ended June 30, 2002...............    27.96         0.23          (5.37)             --              --           (5.14)
 Year Ended June 30, 2001...............    33.20         0.20          (5.25)             --              --           (5.05)
 Year Ended June 30, 2000...............    31.78         0.22           1.87              --              --            2.09
 Year Ended June 30, 1999...............    27.15         0.22           5.56              --              --            5.78

MARKET EXPANSION INDEX FUND (CLASS A)
 Year Ended June 30, 2003...............     8.58         0.02          (0.25)             --              --           (0.23)
 Year Ended June 30, 2002...............     8.81         0.01          (0.19)             --              --           (0.18)
 Year Ended June 30, 2001...............     9.06         0.03           0.71              --              --            0.74
 Year Ended June 30, 2000...............    10.63         0.05           1.14              --            0.02            1.21
 Six Months Ended June 30, 1999 (b).....    10.53         0.03           0.39              --              --            0.42
 July 31, 1998 to December 31, 1998
 (e)....................................    10.00           --           0.95              --              --            0.95

TECHNOLOGY FUND (CLASS A)
 Year Ended June 30, 2003...............     3.56        (0.04)          0.20              --              --            0.16
 Year Ended June 30, 2002...............     5.89        (0.06)         (2.27)             --              --           (2.33)
 July 28, 2000 to June 30, 2001 (e).....    10.00        (0.08)         (4.03)             --              --           (4.11)

HEALTH SCIENCES FUND (CLASS A)
 Year Ended June 30, 2003...............     8.84        (0.05)          1.40              --              --            1.35
 Year Ended June 30, 2002...............    11.70        (0.07)         (2.75)             --              --           (2.82)
 March 23, 2001 to June 30, 2001 (e)....    10.00        (0.02)          1.72              --              --            1.70

MARKET NEUTRAL FUND (CLASS A)
 May 23, 2003 to June 30, 2003 (e)......    10.00           --(f)        0.05              --              --            0.05

INTERNATIONAL EQUITY INDEX FUND (CLASS A)
 Year Ended June 30, 2003...............    14.08         0.15          (1.07)           0.01              --           (0.91)
 Year Ended June 30, 2002...............    16.08         0.10          (2.00)             --              --           (1.90)
 Year Ended June 30, 2001...............    21.66         0.25          (5.65)             --              --           (5.40)
 Year Ended June 30, 2000...............    18.68         0.11           3.16              --              --            3.27
 Year Ended June 30, 1999...............    17.99         0.29           1.60              --              --            1.89

DIVERSIFIED INTERNATIONAL FUND (CLASS A)
 Year Ended June 30, 2003...............    11.83         0.10          (0.97)           0.01              --           (0.86)
 Year Ended June 30, 2002...............    13.11        (0.04)         (1.13)             --              --           (1.17)
 Year Ended June 30, 2001...............    17.90         0.12          (4.57)             --              --           (4.45)
 Year Ended June 30, 2000...............    15.08         0.05           3.07              --              --            3.12
 Six Months Ended June 30, 1999 (h).....    13.89         0.08           1.11              --              --            1.19
 Year Ended December 31, 1998...........    12.11         0.11           1.84              --              --            1.95

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(c) Not annualized.

(d) Annualized.

(e) Period from commencement of operations.

(f)  Amount is less than $0.01.

(g) Excludes dividend expense for securities sold short. Dividend expense is 0.98% of average net assets.

(h) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See Notes to Financial Statements

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        -------------------------

                                                                                 NET ASSET            NET ASSETS,    RATIO OF
                                            NET         NET                       VALUE,                  END        EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL     OF PERIOD    TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN     (000'S)     NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -----------   -----------

DIVERSIFIED EQUITY FUND (CLASS A)
  Year Ended June 30, 2003..............   $(0.05)     $   --       $(0.05)       $10.22      (1.39)%  $162,458         1.23%
  Year Ended June 30, 2002..............    (0.02)      (0.04)       (0.06)        10.42     (18.87)    193,278         1.23
  Year Ended June 30, 2001..............    (0.01)      (0.24)       (0.25)        12.91     (12.52)    232,969         1.20
  Year Ended June 30, 2000..............    (0.01)      (0.87)       (0.88)        15.00       4.97     298,378         1.20
  Year Ended June 30, 1999..............    (0.03)      (0.84)       (0.87)        15.16      20.36     340,736         1.20

BALANCED FUND (CLASS A)
  Year Ended June 30, 2003..............    (0.26)         --        (0.26)        11.82       3.80     105,920         1.14
  Year Ended June 30, 2002..............    (0.29)         --        (0.29)        11.66      (9.20)    112,233         1.14
  Year Ended June 30, 2001..............    (0.32)         --        (0.32)        13.14      (3.92)    129,984         1.14
  Year Ended June 30, 2000..............    (0.35)      (0.53)       (0.88)        14.00       5.48     135,367         1.13
  Year Ended June 30, 1999..............    (0.31)      (0.95)       (1.26)        14.14      12.45      80,819         1.10

EQUITY INDEX FUND (CLASS A)
  Year Ended June 30, 2003..............    (0.25)         --        (0.25)        22.26      (0.28)    423,696         0.60
  Year Ended June 30, 2002..............    (0.22)         --        (0.22)        22.60     (18.46)    452,983         0.60
  Year Ended June 30, 2001..............    (0.19)         --        (0.19)        27.96     (15.25)    728,675         0.60
  Year Ended June 30, 2000..............    (0.22)      (0.45)       (0.67)        33.20       6.61     903,371         0.60
  Year Ended June 30, 1999..............    (0.23)      (0.92)       (1.15)        31.78      22.22     732,325         0.60

MARKET EXPANSION INDEX FUND (CLASS A)
  Year Ended June 30, 2003..............    (0.01)      (0.02)       (0.03)         8.32      (2.58)     16,565         0.82
  Year Ended June 30, 2002..............    (0.01)      (0.04)       (0.05)         8.58      (2.11)     11,047         0.82
  Year Ended June 30, 2001..............    (0.03)      (0.96)       (0.99)         8.81       8.59       3,808         0.82
  Year Ended June 30, 2000..............    (0.05)      (2.73)       (2.78)         9.06      13.93       2,066         0.82
  Six Months Ended June 30, 1999 (b)....    (0.03)      (0.29)       (0.32)        10.63       4.39(c)      277         0.85(d)
  July 31, 1998 to December 31, 1998
  (e)...................................    (0.01)      (0.41)       (0.42)        10.53       9.30(c)       30         0.77(d)

TECHNOLOGY FUND (CLASS A)
  Year Ended June 30, 2003..............       --          --           --          3.72       4.49      17,844         1.55
  Year Ended June 30, 2002..............       --          --           --          3.56     (39.56)     18,643         1.55
  July 28, 2000 to June 30, 2001 (e)....       --          --           --          5.89      41.10(c)   33,349         1.53(d)

HEALTH SCIENCES FUND (CLASS A)
  Year Ended June 30, 2003..............       --          --           --         10.19      15.27       8,300         1.60
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.84     (24.19)      7,705         1.60
  March 23, 2001 to June 30, 2001 (e)...       --          --           --         11.70      17.00(c)    5,016         1.60(d)

MARKET NEUTRAL FUND (CLASS A)
  May 23, 2003 to June 30, 2003 (e).....       --          --           --         10.05       0.50(c)   25,478         1.50(d)(g)
  International Equity Index Fund (Class
  A)
    Year Ended June 30, 2003............    (0.03)         --        (0.03)        13.14      (6.47)     26,090         1.09
  Year Ended June 30, 2002..............    (0.10)         --        (0.10)        14.08     (11.79)     30,981         1.12
  Year Ended June 30, 2001..............    (0.13)      (0.05)       (0.18)        16.08     (25.05)     30,002         1.08
  Year Ended June 30, 2000..............       --(f)    (0.29)       (0.29)        21.66      17.58      67,967         1.11
  Year Ended June 30, 1999..............    (0.35)      (0.85)       (1.20)        18.68      11.21      55,691         1.10

DIVERSIFIED INTERNATIONAL FUND (CLASS A)
  Year Ended June 30, 2003..............    (0.02)         --        (0.02)        10.95      (7.26)     17,528         1.33
  Year Ended June 30, 2002..............    (0.11)         --        (0.11)        11.83      (8.96)     29,414         1.30
  Year Ended June 30, 2001..............    (0.04)      (0.30)       (0.34)        13.11     (25.25)     34,840         1.30
  Year Ended June 30, 2000..............    (0.12)      (0.18)       (0.30)        17.90      20.66      35,605         1.30
  Six Months Ended June 30, 1999(h).....       --          --           --         15.08       8.57(c)   34,900         1.29(d)
  Year Ended December 31, 1998..........    (0.17)         --        (0.17)        13.89      16.12      44,232         1.34

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------
                                             RATIO OF
                                               NET            RATIO OF
                                            INVESTMENT        EXPENSES
                                              INCOME         TO AVERAGE
                                            TO AVERAGE       NET ASSETS       PORTFOLIO
                                            NET ASSETS     WITHOUT WAIVERS   TURNOVER (A)
                                          --------------   ---------------   ------------
DIVERSIFIED EQUITY FUND (CLASS A)
  Year Ended June 30, 2003..............        0.54%            1.34%           26.95%
  Year Ended June 30, 2002..............        0.21             1.34            14.29
  Year Ended June 30, 2001..............        0.01             1.31            21.92
  Year Ended June 30, 2000..............       (0.05)            1.30            37.98
  Year Ended June 30, 1999..............        0.10             1.30            50.82
BALANCED FUND (CLASS A)
  Year Ended June 30, 2003..............        2.30             1.39            26.30
  Year Ended June 30, 2002..............        2.27             1.39            24.92
  Year Ended June 30, 2001..............        2.31             1.36            37.61
  Year Ended June 30, 2000..............        2.53             1.34            57.08
  Year Ended June 30, 1999..............        2.33             1.30            85.81
EQUITY INDEX FUND (CLASS A)
  Year Ended June 30, 2003..............        1.21             0.95             6.74
  Year Ended June 30, 2002..............        0.85             0.95             6.68
  Year Ended June 30, 2001..............        0.64             0.93             9.72
  Year Ended June 30, 2000..............        0.69             0.92             7.89
  Year Ended June 30, 1999..............        0.79             0.92             5.37
MARKET EXPANSION INDEX FUND (CLASS A)
  Year Ended June 30, 2003..............        0.35             1.19            53.51
  Year Ended June 30, 2002..............        0.18             1.23            73.63
  Year Ended June 30, 2001..............        0.34             1.20            36.68
  Year Ended June 30, 2000..............        0.51             1.28            64.29
  Six Months Ended June 30, 1999 (b)....        0.43(d)          1.42(d)         36.50
  July 31, 1998 to December 31, 1998
  (e)...................................        0.47(d)          1.24(d)         20.18
TECHNOLOGY FUND (CLASS A)
  Year Ended June 30, 2003..............       (1.16)            2.61            29.13
  Year Ended June 30, 2002..............       (1.28)            2.55            33.74
  July 28, 2000 to June 30, 2001 (e)....        1.21(d)          2.28(d)         76.53
HEALTH SCIENCES FUND (CLASS A)
  Year Ended June 30, 2003..............       (0.56)            2.49           106.72
  Year Ended June 30, 2002..............       (0.88)            2.48            67.68
  March 23, 2001 to June 30, 2001 (e)...       (0.86)(d)         6.19(d)          2.34
MARKET NEUTRAL FUND (CLASS A)
  May 23, 2003 to June 30, 2003 (e).....       (0.42)(d)         2.07(d)(g)       0.00
  International Equity Index Fund (Class
  A)
    Year Ended June 30, 2003............        1.26             1.21            11.72
  Year Ended June 30, 2002..............        0.54             1.22            13.60
  Year Ended June 30, 2001..............        0.80             1.20             6.75
  Year Ended June 30, 2000..............        0.51             1.21            13.85
  Year Ended June 30, 1999..............        1.06             1.20            33.99
DIVERSIFIED INTERNATIONAL FUND (CLASS A)
  Year Ended June 30, 2003..............        0.87             1.50            94.26
  Year Ended June 30, 2002..............        0.42             1.46           266.10
  Year Ended June 30, 2001..............        0.90             1.42            29.92
  Year Ended June 30, 2000..............        0.29             1.43            17.05
  Six Months Ended June 30, 1999(h).....        1.25(d)          1.37(d)          2.96
  Year Ended December 31, 1998..........        0.79             1.34             8.50

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 140

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------

SMALL CAP GROWTH FUND (CLASS B)
 Year Ended June 30, 2003...............   $ 8.57       $(0.11)        $(0.31)        $(0.42)
 Year Ended June 30, 2002...............     9.82        (0.14)         (1.11)         (1.25)
 Year Ended June 30, 2001...............    12.36        (0.15)         (1.00)         (1.15)
 Year Ended June 30, 2000...............    10.26        (0.01)          2.99           2.98
 Year Ended June 30, 1999...............    11.79        (0.06)         (0.28)         (0.34)

SMALL CAP VALUE FUND (CLASS B)
 Year Ended June 30, 2003...............    19.97        (0.04)         (1.72)         (1.76)
 Year Ended June 30, 2002...............    18.52        (0.03)          2.61           2.58
 Year Ended June 30, 2001...............    13.07         0.26           5.27           5.53
 Year Ended June 30, 2000...............    13.63        (0.06)         (0.44)         (0.50)
 Six Months Ended June 30, 1999 (b).....    14.41        (0.11)         (0.59)         (0.70)
 Year Ended December 31, 1998...........    15.74        (0.17)         (0.63)         (0.80)

MID CAP GROWTH FUND (CLASS B)
 Year Ended June 30, 2003...............    16.48        (0.22)          0.03          (0.19)
 Year Ended June 30, 2002...............    19.71        (0.29)         (2.87)         (3.16)
 Year Ended June 30, 2001...............    27.17        (0.25)         (2.89)         (3.14)
 Year Ended June 30, 2000...............    23.67        (0.12)          7.70           7.58
 Year Ended June 30, 1999...............    21.44        (0.18)          5.11           4.93

MID CAP VALUE (CLASS B)
 Year Ended June 30, 2003...............    15.09        (0.05)         (1.12)         (1.17)
 Year Ended June 30, 2002...............    16.57        (0.06)         (0.06)         (0.12)
 Year Ended June 30, 2001...............    13.34        (0.01)          3.92           3.91
 Year Ended June 30, 2000...............    14.80        (0.01)         (0.14)         (0.15)
 Year Ended June 30, 1999...............    16.85           --           0.22           0.22

DIVERSIFIED MID CAP FUND (CLASS B)*
 Year Ended June 30, 2003...............    15.48        (0.09)         (0.55)         (0.64)
 Year Ended June 30, 2002...............    17.98        (0.11)         (1.51)         (1.62)
 Year Ended June 30, 2001...............    32.40        (0.30)          2.21           1.91
 Year Ended June 30, 2000...............    40.92        (0.08)          3.64           3.56
 Six Months Ended June 30, 1999 (e).....    38.20        (0.28)          3.20           2.92
 Year Ended December 31, 1998...........    42.32        (0.36)          1.80           1.44

LARGE CAP GROWTH FUND (CLASS B)
 Year Ended June 30, 2003...............    11.83        (0.10)          0.31           0.21
 Year Ended June 30, 2002...............    16.60        (0.18)         (4.59)         (4.77)
 Year Ended June 30, 2001...............    26.14        (0.29)         (8.35)         (8.64)
 Year Ended June 30, 2000...............    25.92        (0.15)          3.71           3.56
 Year Ended June 30, 1999...............    22.73        (0.09)          5.64           5.55

LARGE CAP VALUE FUND (CLASS B)
 Year Ended June 30, 2003...............    12.78         0.01          (0.70)         (0.69)
 Year Ended June 30, 2002...............    16.22        (0.05)         (3.22)         (3.27)
 Year Ended June 30, 2001...............    15.61        (0.04)          1.04           1.00
 Year Ended June 30, 2000...............    18.25        (0.02)         (1.12)         (1.14)
 Year Ended June 30, 1999...............    16.84         0.03           2.48           2.51

EQUITY INCOME FUND (CLASS B)
 Year Ended June 30, 2003...............    16.28         0.12          (0.82)         (0.70)
 Year Ended June 30, 2002...............    19.37         0.06          (2.00)         (1.94)
 Year Ended June 30, 2001...............    21.23         0.05           0.69           0.74
 Year Ended June 30, 2000...............    24.50         0.09          (2.30)         (2.21)
 Year Ended June 30, 1999...............    24.08         0.09           2.10           2.19

------------

* Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(c) Not annualized.

(d) Annualized.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        -------------------------

                                                                                                          NET
                                                                                 NET ASSET              ASSETS,      RATIO OF
                                            NET         NET                       VALUE,                END OF       EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL      PERIOD      TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN     (000'S)     NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -----------   -----------

SMALL CAP GROWTH FUND (CLASS B)
  Year Ended June 30, 2003..............   $   --      $   --       $   --        $ 8.15      (4.90)% $   23,044        2.03%
  Year Ended June 30, 2002..............       --          --           --          8.57     (12.73)      23,792        2.05
  Year Ended June 30, 2001..............       --       (1.39)       (1.39)         9.82      (9.84)      25,625        2.04
  Year Ended June 30, 2000..............       --       (0.88)       (0.88)        12.36      30.89       27,843        2.05
  Year Ended June 30, 1999..............       --       (1.19)       (1.19)        10.26      (1.69)      10,278        2.06

SMALL CAP VALUE FUND (CLASS B)
  Year Ended June 30, 2003..............    (0.01)      (0.98)       (0.99)        17.22      (8.39)      27,754        2.00
  Year Ended June 30, 2002..............    (0.01)      (1.12)       (1.13)        19.97      14.65       30,017        1.98
  Year Ended June 30, 2001..............    (0.08)         --        (0.08)        18.52      42.42       10,303        1.96
  Year Ended June 30, 2000..............    (0.06)         --        (0.06)        13.07      (3.67)       2,531        1.93
  Six Months Ended June 30, 1999 (b)....       --       (0.08)       (0.08)        13.63      (4.81)(c)    3,320        1.94(d)
  Year Ended December 31, 1998..........       --       (0.53)       (0.53)        14.41      (5.11)       4,014        1.94

MID CAP GROWTH FUND (CLASS B)
  Year Ended June 30, 2003..............       --          --           --         16.29      (1.15)     226,174        1.99
  Year Ended June 30, 2002..............       --       (0.07)       (0.07)        16.48     (16.06)     268,231        1.99
  Year Ended June 30, 2001..............       --       (4.32)       (4.32)        19.71     (14.42)     333,269        1.99
  Year Ended June 30, 2000..............       --       (4.08)       (4.08)        27.17      35.23      316,729        1.99
  Year Ended June 30, 1999..............       --       (2.70)       (2.70)        23.67      26.96      147,600        1.99

MID CAP VALUE (CLASS B)
  Year Ended June 30, 2003..............       --       (0.71)       (0.71)        13.21      (7.45)      57,501        1.99
  Year Ended June 30, 2002..............       --       (1.36)       (1.36)        15.09      (0.77)      73,191        1.97
  Year Ended June 30, 2001..............       --       (0.68)       (0.68)        16.57      30.26       56,715        1.96
  Year Ended June 30, 2000..............    (0.01)      (1.30)       (1.31)        13.34      (0.61)      33,734        1.97
  Year Ended June 30, 1999..............    (0.01)      (2.26)       (2.27)        14.80       2.76       41,380        1.95

DIVERSIFIED MID CAP FUND (CLASS B)**
  Year Ended June 30, 2003..............       --          --           --         14.84      (4.13)      15,185        1.96
  Year Ended June 30, 2002..............       --       (0.88)       (0.88)        15.48      (9.28)      14,727        1.97
  Year Ended June 30, 2001..............       --      (16.33)      (16.33)        17.98       5.05       12,149        1.93
  Year Ended June 30, 2000..............    (0.04)     (12.04)      (12.08)        32.40      13.01        6,771        1.86
  Six Months Ended June 30, 1999(e).....       --       (0.20)       (0.20)        40.92       7.76(c)     6,283        1.88(d)
  Year Ended December 31, 1998..........       --       (5.56)       (5.56)        38.20       3.79        7,108        1.90

LARGE CAP GROWTH FUND (CLASS B)
  Year Ended June 30, 2003..............       --          --           --         12.04       1.78      324,321        1.99
  Year Ended June 30, 2002..............       --          --           --         11.83     (28.73)     386,175        1.97
  Year Ended June 30, 2001..............       --       (0.90)       (0.90)        16.60     (34.20)     619,423        1.93
  Year Ended June 30, 2000..............       --       (3.34)       (3.34)        26.14      14.16      978,576        1.94
  Year Ended June 30, 1999..............       --       (2.36)       (2.36)        25.92      27.54      617,672        1.96

LARGE CAP VALUE FUND (CLASS B)
  Year Ended June 30, 2003..............    (0.01)         --        (0.01)        12.08      (5.36)      19,315        1.97
  Year Ended June 30, 2002..............       --       (0.17)       (0.17)        12.78     (20.32)      23,015        1.98
  Year Ended June 30, 2001..............       --       (0.39)       (0.39)        16.22       6.42       31,222        1.96
  Year Ended June 30, 2000..............    (0.01)      (1.49)       (1.50)        15.61      (6.56)      25,795        1.96
  Year Ended June 30, 1999..............    (0.05)      (1.05)       (1.10)        18.25      16.30       24,877        1.95

EQUITY INCOME FUND (CLASS B)
  Year Ended June 30, 2003..............    (0.12)      (0.48)       (0.60)        14.98      (4.05)      79,963        1.99
  Year Ended June 30, 2002..............    (0.09)      (1.06)       (1.15)        16.28     (10.57)     105,010        1.99
  Year Ended June 30, 2001..............    (0.08)      (2.52)       (2.60)        19.37       3.27      126,701        1.98
  Year Ended June 30, 2000..............    (0.12)      (0.94)       (1.06)        21.23      (9.22)     142,259        1.91
  Year Ended June 30, 1999..............    (0.09)      (1.68)       (1.77)        24.50      10.18      197,016        1.93

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------
                                             RATIO OF
                                               NET            RATIO OF
                                            INVESTMENT        EXPENSES
                                              INCOME         TO AVERAGE
                                            TO AVERAGE       NET ASSETS       PORTFOLIO
                                            NET ASSETS     WITHOUT WAIVERS   TURNOVER (A)
                                          --------------   ---------------   ------------
SMALL CAP GROWTH FUND (CLASS B)
  Year Ended June 30, 2003..............        (1.45)%          2.04%           94.54%
  Year Ended June 30, 2002..............        (1.65)           2.06           119.33
  Year Ended June 30, 2001..............        (1.59)           2.05           157.71
  Year Ended June 30, 2000..............        (1.23)           2.06           163.03
  Year Ended June 30, 1999..............        (1.00)           2.09           127.83
SMALL CAP VALUE FUND (CLASS B)
  Year Ended June 30, 2003..............        (0.29)           2.02            45.70
  Year Ended June 30, 2002..............        (0.27)           2.00            39.91
  Year Ended June 30, 2001..............         0.29            1.98            74.81
  Year Ended June 30, 2000..............        (0.14)           2.05           146.46
  Six Months Ended June 30, 1999 (b)....        (1.34)(d)        2.02(d)         50.90
  Year Ended December 31, 1998..........        (1.48)           1.94            42.39
MID CAP GROWTH FUND (CLASS B)
  Year Ended June 30, 2003..............        (1.40)           2.06            70.87
  Year Ended June 30, 2002..............        (1.57)           2.07            83.02
  Year Ended June 30, 2001..............        (1.60)           2.02           127.02
  Year Ended June 30, 2000..............        (1.39)           1.99           181.78
  Year Ended June 30, 1999..............        (1.35)           1.99           141.46
MID CAP VALUE (CLASS B)
  Year Ended June 30, 2003..............        (0.36)           2.00            99.39
  Year Ended June 30, 2002..............        (0.43)           1.98           101.29
  Year Ended June 30, 2001..............        (0.24)           1.97           127.06
  Year Ended June 30, 2000..............        (0.07)           1.99           110.43
  Year Ended June 30, 1999..............        (0.25)           1.96           115.65
DIVERSIFIED MID CAP FUND (CLASS B)**
  Year Ended June 30, 2003..............        (0.71)           1.98            48.94
  Year Ended June 30, 2002..............        (0.84)           1.99            37.08
  Year Ended June 30, 2001..............        (0.81)           1.96            59.45
  Year Ended June 30, 2000..............        (0.75)           2.00            70.01
  Six Months Ended June 30, 1999(e).....        (1.08)(d)        1.95(d)         23.53
  Year Ended December 31, 1998..........        (1.08)           1.90            26.89
LARGE CAP GROWTH FUND (CLASS B)
  Year Ended June 30, 2003..............        (0.88)           2.13            60.12
  Year Ended June 30, 2002..............        (1.13)           2.07            69.07
  Year Ended June 30, 2001..............        (1.38)           2.00            73.36
  Year Ended June 30, 2000..............        (1.13)           1.94           123.21
  Year Ended June 30, 1999..............        (0.98)           1.96            86.34
LARGE CAP VALUE FUND (CLASS B)
  Year Ended June 30, 2003..............         0.14            1.98            84.63
  Year Ended June 30, 2002..............        (0.33)           1.99           125.65
  Year Ended June 30, 2001..............        (0.31)           1.96           127.66
  Year Ended June 30, 2000..............        (0.18)           1.96           131.95
  Year Ended June 30, 1999..............         0.15            1.95            40.69
EQUITY INCOME FUND (CLASS B)
  Year Ended June 30, 2003..............         0.84            2.02            16.80
  Year Ended June 30, 2002..............         0.38            2.01            17.03
  Year Ended June 30, 2001..............         0.25            2.00            13.44
  Year Ended June 30, 2000..............         0.43            2.00            15.82
  Year Ended June 30, 1999..............         0.40            1.99            16.22

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 142

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED      REDEMPTION
                                             NET                        AND         FEES COLLECTED      CAPITAL
                                            ASSET        NET         UNREALIZED          FROM        CONTRIBUTIONS     TOTAL
                                           VALUE,     INVESTMENT       GAINS          REDEMPTION         FROM           FROM
                                          BEGINNING     INCOME     (LOSSES) FROM       OF FUND        INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS         SHARES          ADVISOR      ACTIVITIES
                                          ---------   ----------   --------------   --------------   -------------   ----------

DIVERSIFIED EQUITY FUND (CLASS B)
 Year Ended June 30, 2003...............   $10.08       $(0.02)        $(0.19)          $  --             $--          $(0.21)
 Year Ended June 30, 2002...............    12.56        (0.06)         (2.38)             --              --           (2.44)
 Year Ended June 30, 2001...............    14.70        (0.11)         (1.79)             --              --           (1.90)
 Year Ended June 30, 2000...............    14.97        (0.10)          0.70              --              --            0.60
 Year Ended June 30, 1999...............    13.40        (0.07)          2.48              --              --            2.41

BALANCED FUND (CLASS B)
 Year Ended June 30, 2003...............    11.71         0.18           0.17              --              --            0.35
 Year Ended June 30, 2002...............    13.20         0.19          (1.49)             --              --           (1.30)
 Year Ended June 30, 2001...............    14.06         0.21          (0.85)             --              --           (0.64)
 Year Ended June 30, 2000...............    14.20         0.25           0.39              --              --            0.64
 Year Ended June 30, 1999...............    13.87         0.21           1.28              --              --            1.49

EQUITY INDEX FUND (CLASS B)
 Year Ended June 30, 2003...............    22.50         0.10          (0.34)             --              --           (0.24)
 Year Ended June 30, 2002...............    27.83         0.02          (5.33)             --              --           (5.31)
 Year Ended June 30, 2001...............    33.09        (0.04)         (5.22)             --              --           (5.26)
 Year Ended June 30, 2000...............    31.72        (0.01)          1.84              --              --            1.83
 Year Ended June 30, 1999...............    27.13         0.04           5.53              --              --            5.57

MARKET EXPANSION INDEX FUND (CLASS B)
 Year Ended June 30, 2003...............     8.58        (0.03)         (0.26)             --              --           (0.29)
 Year Ended June 30, 2002...............     8.86        (0.03)         (0.21)             --              --           (0.24)
 Year Ended June 30, 2001...............     9.15        (0.02)          0.69              --              --            0.67
 Year Ended June 30, 2000...............    10.74        (0.01)          1.13              --            0.02            1.14
 Six Months Ended June 30, 1999 (b).....    10.49         0.02           0.54              --              --            0.56
 July 31, 1998 to December 31, 1998
 (e)....................................    10.00        (0.02)          0.92              --              --            0.90

TECHNOLOGY FUND (CLASS B)
 Year Ended June 30, 2003...............     3.51        (0.06)          0.19              --              --            0.13
 Year Ended June 30, 2002...............     5.85        (0.09)         (2.25)             --              --           (2.34)
 July 29, 2000 to June 30, 2001 (e).....    10.00        (0.09)         (4.06)             --              --           (4.15)

HEALTH SCIENCES FUND (CLASS B)
 Year Ended June 30, 2003...............     8.75        (0.10)          1.39              --              --            1.29
 Year Ended June 30, 2002...............    11.69        (0.13)         (2.77)             --              --           (2.90)
 March 23, 2001 to June 30, 2001 (e)....    10.00        (0.03)          1.72              --              --            1.69

MARKET NEUTRAL FUND (CLASS B)
 May 23, 2003 to June 30, 2003 (e)......    10.00        (0.01)          0.05              --              --            0.04

INTERNATIONAL EQUITY INDEX FUND (CLASS
 B)
 Year Ended June 30, 2003...............    13.37         0.05          (1.01)           0.01              --           (0.95)
 Year Ended June 30, 2002...............    15.32        (0.02)         (1.88)             --              --           (1.90)
 Year Ended June 30, 2001...............    20.63        (0.06)         (5.20)             --              --           (5.26)
 Year Ended June 30, 2000...............    17.89         0.04           2.99              --              --            3.03
 Year Ended June 30, 1999...............    17.33         0.10           1.55              --              --            1.65

DIVERSIFIED INTERNATIONAL FUND (CLASS B)
 Year Ended June 30, 2003...............    10.84         0.01          (0.87)           0.01              --           (0.85)
 Year Ended June 30, 2002...............    12.07        (0.14)         (1.02)             --              --           (1.16)
 Year Ended June 30, 2001...............    16.60         0.06          (4.29)             --              --           (4.23)
 Year Ended June 30, 2000...............    14.08         0.07           2.71              --              --            2.78
 Six Months Ended June 30, 1999 (h).....    13.01         0.03           1.04              --              --            1.07
 Year Ended December 31, 1998...........    11.37         0.01           1.74              --              --            1.75

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(c) Not annualized.

(d) Annualized.

(e) Period from commencement of operations.

(f)  Amount is less than $1,000.

(g) Excludes dividend expense for securities sold short. Dividend expense is 0.98% of average net assets.

(h) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        -------------------------

                                                                                 NET ASSET            NET ASSETS,    RATIO OF
                                            NET         NET                       VALUE,                  END        EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL     OF PERIOD    TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN     (000'S)     NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -----------   -----------

DIVERSIFIED EQUITY FUND (CLASS B)
  Year Ended June 30, 2003..............   $   --      $   --       $   --        $ 9.87      (2.08)%   $27,431         1.98%
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)        10.08     (19.49)     39,421         1.98
  Year Ended June 30, 2001..............       --       (0.24)       (0.24)        12.56     (13.17)     45,451         1.95
  Year Ended June 30, 2000..............       --       (0.87)       (0.87)        14.70       4.23      55,227         1.95
  Year Ended June 30, 1999..............       --       (0.84)       (0.84)        14.97      19.52      52,004         1.96

BALANCED FUND (CLASS B)
  Year Ended June 30, 2003..............    (0.18)         --        (0.18)        11.88       3.09     185,901         1.89
  Year Ended June 30, 2002..............    (0.19)         --        (0.19)        11.71      (9.92)    224,235         1.89
  Year Ended June 30, 2001..............    (0.22)         --        (0.22)        13.20      (4.62)    275,132         1.89
  Year Ended June 30, 2000..............    (0.25)      (0.53)       (0.78)        14.06       4.67     298,355         1.88
  Year Ended June 30, 1999..............    (0.21)      (0.95)       (1.16)        14.20      11.59     238,490         1.85

EQUITY INDEX FUND (CLASS B)
  Year Ended June 30, 2003..............    (0.09)         --        (0.09)        22.17      (1.02)    342,599         1.35
  Year Ended June 30, 2002..............    (0.02)         --        (0.02)        22.50     (19.07)    415,408         1.35
  Year Ended June 30, 2001..............       --          --           --         27.83     (15.90)    556,225         1.35
  Year Ended June 30, 2000..............    (0.01)      (0.45)       (0.46)        33.09       5.80     691,700         1.35
  Year Ended June 30, 1999..............    (0.06)      (0.92)       (0.98)        31.72      21.32     534,777         1.35

MARKET EXPANSION INDEX FUND (CLASS B)
  Year Ended June 30, 2003..............       --       (0.02)       (0.02)         8.27      (3.36)     13,116         1.57
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.58      (2.75)     10,368         1.57
  Year Ended June 30, 2001..............       --       (0.96)       (0.96)         8.86       7.68       4,888         1.57
  Year Ended June 30, 2000..............       --       (2.73)       (2.73)         9.15      13.06       2,495         1.57
  Six Months Ended June 30, 1999 (b)....    (0.02)      (0.29)       (0.31)        10.74       5.75(c)      309         1.60(d)
  July 31, 1998 to December 31,
  1998(e)...............................       --       (0.41)       (0.41)        10.49       9.85(c)       --(f)      1.87(d)

TECHNOLOGY FUND (CLASS B)
  Year Ended June 30, 2003..............       --          --           --          3.64       3.70       7,353         2.30
  Year Ended June 30, 2002..............       --          --           --          3.51     (40.00)      6,686         2.30
  July 29, 2000 to June 30, 2001(e).....       --          --           --          5.85     (41.50)(c)   9,310         2.28(d)

HEALTH SCIENCES FUND (CLASS B)
  Year Ended June 30, 2003..............       --          --           --         10.04      14.63       7,678         2.35
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.75     (24.90)      6,635         2.35
  March 23, 2001 to June 30, 2001(e)....       --          --           --         11.69      16.90(c)    3,170         2.33(d)

MARKET NEUTRAL FUND (CLASS B)
  May 23, 2003 to June 30, 2003 (e).....       --          --           --         10.04       0.40(c)   12,389         2.25(d)(g)

INTERNATIONAL EQUITY INDEX FUND (CLASS
  B)
  Year Ended June 30, 2003..............       --          --           --         12.42      (7.11)      9,035         1.84
  Year Ended June 30, 2002..............    (0.05)         --        (0.05)        13.37     (12.39)     12,006         1.87
  Year Ended June 30, 2001..............       --       (0.05)       (0.05)        15.32     (25.54)     15,934         1.83
  Year Ended June 30, 2000..............       --       (0.29)       (0.29)        20.63      16.99      29,007         1.86
  Year Ended June 30, 1999..............    (0.24)      (0.85)       (1.09)        17.89      10.15      18,489         1.83

DIVERSIFIED INTERNATIONAL FUND (CLASS B)
  Year Ended June 30, 2003..............       --          --           --          9.99      (7.84)      4,310         2.08
  Year Ended June 30, 2002..............    (0.07)         --        (0.07)        10.84      (9.65)      6,670         2.05
  Year Ended June 30, 2001..............       --       (0.30)       (0.30)        12.07     (25.88)      9,175         2.05
  Year Ended June 30, 2000..............    (0.08)      (0.18)       (0.26)        16.60      19.77       7,269         2.05
  Six Months Ended June 30, 1999 (g)....       --          --           --         14.08       8.22(c)    2,478         2.05(d)
  Year Ended December 31, 1998..........    (0.11)         --        (0.11)        13.01      15.43       2,545         2.09

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------
                                             RATIO OF
                                               NET            RATIO OF
                                            INVESTMENT        EXPENSES
                                              INCOME         TO AVERAGE
                                            TO AVERAGE       NET ASSETS       PORTFOLIO
                                            NET ASSETS     WITHOUT WAIVERS   TURNOVER (A)
                                          --------------   ---------------   ------------
DIVERSIFIED EQUITY FUND (CLASS B)
  Year Ended June 30, 2003..............        (0.21)%          1.99%           26.95%
  Year Ended June 30, 2002..............        (0.54)           1.99            14.29
  Year Ended June 30, 2001..............        (0.74)           1.96            21.92
  Year Ended June 30, 2000..............        (0.80)           1.95            37.98
  Year Ended June 30, 1999..............        (0.80)           1.96            50.82
BALANCED FUND (CLASS B)
  Year Ended June 30, 2003..............         1.56            2.04            26.30
  Year Ended June 30, 2002..............         1.52            2.04            24.92
  Year Ended June 30, 2001..............         1.56            2.01            37.61
  Year Ended June 30, 2000..............         1.79            1.99            57.08
  Year Ended June 30, 1999..............         1.58            1.95            85.81
EQUITY INDEX FUND (CLASS B)
  Year Ended June 30, 2003..............         0.46            1.60             6.74
  Year Ended June 30, 2002..............         0.10            1.60             6.68
  Year Ended June 30, 2001..............        (0.11)           1.58             9.72
  Year Ended June 30, 2000..............        (0.06)           1.57             7.89
  Year Ended June 30, 1999..............         0.12            1.57             5.37
MARKET EXPANSION INDEX FUND (CLASS B)
  Year Ended June 30, 2003..............        (0.40)           1.82            53.51
  Year Ended June 30, 2002..............        (0.56)           1.89            73.63
  Year Ended June 30, 2001..............        (0.41)           1.85            36.68
  Year Ended June 30, 2000..............        (0.23)           1.93            64.29
  Six Months Ended June 30, 1999 (b)....        (0.34)(d)        2.13(d)         36.50
  July 31, 1998 to December 31,
  1998(e)...............................        (0.59)(d)        2.14(d)         20.18
TECHNOLOGY FUND (CLASS B)
  Year Ended June 30, 2003..............        (1.91)           3.23            29.13
  Year Ended June 30, 2002..............        (2.03)           3.18            33.74
  July 29, 2000 to June 30, 2001(e).....        (1.96)(d)        3.04(d)         76.53
HEALTH SCIENCES FUND (CLASS B)
  Year Ended June 30, 2003..............        (1.29)           3.13           106.72
  Year Ended June 30, 2002..............        (1.63)           3.10            67.68
  March 23, 2001 to June 30, 2001(e)....        (1.65)(d)        7.24(d)          2.34
MARKET NEUTRAL FUND (CLASS B)
  May 23, 2003 to June 30, 2003 (e).....        (1.15)(d)        2.70(d)(g)       0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS
  B)
  Year Ended June 30, 2003..............         0.47            1.86            11.72
  Year Ended June 30, 2002..............        (0.23)           1.87            13.60
  Year Ended June 30, 2001..............         0.10            1.85             6.75
  Year Ended June 30, 2000..............        (0.25)           1.86            13.85
  Year Ended June 30, 1999..............         0.10            1.83            33.99
DIVERSIFIED INTERNATIONAL FUND (CLASS B)
  Year Ended June 30, 2003..............         0.14            2.15            94.26
  Year Ended June 30, 2002..............        (0.33)           2.11           266.10
  Year Ended June 30, 2001..............         0.19            2.07            29.92
  Year Ended June 30, 2000..............        (0.21)           2.08            17.05
  Six Months Ended June 30, 1999 (g)....         0.57(d)         2.08(d)          2.96
  Year Ended December 31, 1998..........         0.04            2.09             8.50

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 144

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------

SMALL CAP GROWTH FUND (CLASS C)
 Year Ended June 30, 2003...............   $ 8.76       $(0.07)        $(0.35)        $(0.42)
 Year Ended June 30, 2002...............    10.04        (0.10)         (1.18)         (1.28)
 Year Ended June 30, 2001...............    12.62        (0.10)         (1.09)         (1.19)
 Year Ended June 30, 2000...............    10.43           --           3.07           3.07
 Year Ended June 30, 1999...............    11.97        (0.08)         (0.27)         (0.35)

SMALL CAP VALUE FUND (CLASS C)
 Year Ended June 30, 2003...............    19.91        (0.04)         (1.73)         (1.77)
 Year Ended June 30, 2002...............    18.48        (0.01)          2.58           2.57
 Year Ended June 30, 2001...............    13.05         0.06           5.48           5.54
 Year Ended June 30, 2000...............    13.60         0.06          (0.55)         (0.49)
 March 22, 1999 to June 30, 1999 (b)....    12.07           --           1.53           1.53

MID CAP GROWTH FUND (CLASS C)
 Year Ended June 30, 2003...............    17.86        (0.22)          0.01          (0.21)
 Year Ended June 30, 2002...............    21.36        (0.29)         (3.14)         (3.43)
 Year Ended June 30, 2001...............    29.09        (0.34)         (3.07)         (3.41)
 Year Ended June 30, 2000...............    25.04        (0.20)          8.33           8.13
 Year Ended June 30, 1999...............    22.42        (0.15)          5.47           5.32

MID CAP VALUE (CLASS C)
 Year Ended June 30, 2003...............    15.09        (0.03)         (1.14)         (1.17)
 Year Ended June 30, 2002...............    16.57        (0.03)         (0.09)         (0.12)
 Year Ended June 30, 2001...............    13.35         0.02           3.90           3.92
 Year Ended June 30, 2000...............    14.80         0.03          (0.15)         (0.12)
 March 22, 1999 to June 30, 1999 (b)....    13.34           --           1.46           1.46

DIVERSIFIED MID CAP FUND (CLASS C)*
 Year Ended June 30, 2003...............    15.49        (0.07)         (0.57)         (0.64)
 Year Ended June 30, 2002...............    17.99        (0.09)         (1.53)         (1.62)
 Year Ended June 30, 2001...............    32.36        (0.05)          2.01           1.96
 Year Ended June 30, 2000...............    40.92        (0.28)          3.80           3.52
 March 22, 1999 to June 30, 1999 (b)....    35.72           --           5.20           5.20

LARGE CAP GROWTH FUND (CLASS C)
 Year Ended June 30, 2003...............    11.73        (0.09)          0.29           0.20
 Year Ended June 30, 2002...............    16.45        (0.17)         (4.55)         (4.72)
 Year Ended June 30, 2001...............    25.91        (0.30)         (8.26)         (8.56)
 Year Ended June 30, 2000...............    25.71        (0.10)          3.64           3.54
 Year Ended June 30, 1999...............    22.57        (0.04)          5.54           5.50

LARGE CAP VALUE FUND (CLASS C)
 Year Ended June 30, 2003...............    12.76         0.02          (0.70)         (0.68)
 Year Ended June 30, 2002...............    16.20        (0.04)         (3.23)         (3.27)
 Year Ended June 30, 2001...............    15.58        (0.03)          1.04           1.01
 Year Ended June 30, 2000...............    18.24        (0.01)         (1.15)         (1.16)
 March 22, 1999 to June 30, 1999 (b)....    16.96         0.03           1.28           1.31

EQUITY INCOME FUND (CLASS C)
 Year Ended June 30, 2003...............    16.28         0.11          (0.81)         (0.70)
 Year Ended June 30, 2002...............    19.36         0.07          (2.00)         (1.93)
 Year Ended June 30, 2001...............    21.26         0.04           0.66           0.70
 Year Ended June 30, 2000...............    24.51         0.09          (2.27)         (2.18)
 Year Ended June 30, 1999...............    24.08         0.10           2.11           2.21

------------

* Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        -------------------------

                                                                                 NET ASSET            NET ASSETS,    RATIO OF
                                            NET         NET                       VALUE,                  END        EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL     OF PERIOD    TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN     (000'S)     NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -----------   -----------

SMALL CAP GROWTH FUND (CLASS C)
  Year Ended June 30, 2003..............   $   --      $   --       $   --        $ 8.34      (4.79)%  $  6,166         2.03%
  Year Ended June 30, 2002..............       --          --           --          8.76     (12.75)      2,819         2.05
  Year Ended June 30, 2001..............       --       (1.39)       (1.39)        10.04      (9.96)      1,496         2.04
  Year Ended June 30, 2000..............       --       (0.88)       (0.88)        12.62      31.27         770         2.05
  Year Ended June 30, 1999..............       --       (1.19)       (1.19)        10.43      (1.75)        129         2.06

SMALL CAP VALUE FUND (CLASS C)
  Year Ended June 30, 2003..............    (0.01)      (0.98)       (0.99)        17.15      (8.47)     30,383         2.00
  Year Ended June 30, 2002..............    (0.02)      (1.12)       (1.14)        19.91      14.68      35,923         1.98
  Year Ended June 30, 2001..............    (0.11)         --        (0.11)        18.48      42.55       1,531         1.98
  Year Ended June 30, 2000..............    (0.06)         --        (0.06)        13.05      (3.57)         50         1.94
  March 22, 1999 to June 30, 1999 (b)...       --          --           --         13.60      12.68(c)       19         1.94(d)

MID CAP GROWTH FUND (CLASS C)
  Year Ended June 30, 2003..............       --          --           --         17.65      (1.18)     58,321         1.99
  Year Ended June 30, 2002..............       --       (0.07)       (0.07)        17.86     (16.08)     56,790         1.99
  Year Ended June 30, 2001..............       --       (4.32)       (4.32)        21.36     (14.39)     65,123         1.99
  Year Ended June 30, 2000..............       --       (4.08)       (4.08)        29.09      35.50      64,422         1.99
  Year Ended June 30, 1999..............       --       (2.70)       (2.70)        25.04      27.57      16,597         1.99

MID CAP VALUE (CLASS C)
  Year Ended June 30, 2003..............       --       (0.71)       (0.71)        13.21      (7.38)     17,722         1.99
  Year Ended June 30, 2002..............       --       (1.36)       (1.36)        15.09      (0.77)     12,349         1.97
  Year Ended June 30, 2001..............    (0.02)      (0.68)       (0.70)        16.57      30.32       2,807         1.96
  Year Ended June 30, 2000..............    (0.03)      (1.30)       (1.33)        13.35      (0.40)        169         1.97
  March 22, 1999 to June 30, 1999(b)....       --          --           --         14.80      10.98(c)       48         1.95(d)

DIVERSIFIED MID CAP FUND (CLASS C)**
  Year Ended June 30, 2003..............       --          --           --         14.85      (4.13)      5,882         1.96
  Year Ended June 30, 2002..............       --       (0.88)       (0.88)        15.49      (9.27)      3,239         1.97
  Year Ended June 30, 2001..............       --      (16.33)      (16.33)        17.99       5.24       1,809         1.97
  Year Ended June 30, 2000..............    (0.04)     (12.04)      (12.08)        32.36      12.83         109         1.86
  March 22, 1999 to June 30, 1999(b)....       --          --           --         40.92      14.56(c)       15         1.88(d)

LARGE CAP GROWTH FUND (CLASS C)
  Year Ended June 30, 2003..............       --          --           --         11.93       1.71      20,715         1.99
  Year Ended June 30, 2002..............       --          --           --         11.73     (28.69)     22,237         1.97
  Year Ended June 30, 2001..............       --       (0.90)       (0.90)        16.45     (34.19)     35,685         1.93
  Year Ended June 30, 2000..............       --       (3.34)       (3.34)        25.91      14.20      55,682         1.95
  Year Ended June 30, 1999..............       --       (2.36)       (2.36)        25.71      27.52       8,328         1.95

LARGE CAP VALUE FUND (CLASS C)
  Year Ended June 30, 2003..............    (0.02)         --        (0.02)        12.06      (5.33)      4,306         1.97
  Year Ended June 30, 2002..............       --       (0.17)       (0.17)        12.76     (20.35)      3,643         1.98
  Year Ended June 30, 2001..............       --       (0.39)       (0.39)        16.20       6.50       3,767         1.96
  Year Ended June 30, 2000..............    (0.01)      (1.49)       (1.50)        15.58      (6.63)      2,536         1.96
  March 22, 1999 to June 30, 1999(b)....    (0.03)         --        (0.03)        18.24       7.74(c)      135         1.95(d)

EQUITY INCOME FUND (CLASS C)
  Year Ended June 30, 2003..............    (0.12)      (0.48)       (0.60)        14.98      (4.02)      2,639         1.99
  Year Ended June 30, 2002..............    (0.09)      (1.06)       (1.15)        16.28     (10.52)      1,645         1.99
  Year Ended June 30, 2001..............    (0.08)      (2.52)       (2.60)        19.36       3.07       1,160         1.98
  Year Ended June 30, 2000..............    (0.13)      (0.94)       (1.07)        21.26      (9.10)      1,215         1.94
  Year Ended June 30, 1999..............    (0.10)      (1.68)       (1.78)        24.51      10.24         658         1.94

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------
                                             RATIO OF
                                               NET            RATIO OF
                                            INVESTMENT        EXPENSES
                                              INCOME         TO AVERAGE
                                            TO AVERAGE       NET ASSETS       PORTFOLIO
                                            NET ASSETS     WITHOUT WAIVERS   TURNOVER (A)
                                          --------------   ---------------   ------------
SMALL CAP GROWTH FUND (CLASS C)
  Year Ended June 30, 2003..............        (1.43)%          2.04%           94.54%
  Year Ended June 30, 2002..............        (1.65)           2.06           119.33
  Year Ended June 30, 2001..............        (1.59)           2.05           157.71
  Year Ended June 30, 2000..............        (1.24)           2.06           163.03
  Year Ended June 30, 1999..............        (1.02)           2.09           127.83
SMALL CAP VALUE FUND (CLASS C)
  Year Ended June 30, 2003..............        (0.29)           2.02            45.70
  Year Ended June 30, 2002..............        (0.34)           2.00            39.91
  Year Ended June 30, 2001..............         0.22            1.98            74.81
  Year Ended June 30, 2000..............         0.21            2.06           146.46
  March 22, 1999 to June 30, 1999 (b)...        (1.13)(d)        2.11(d)         50.90
MID CAP GROWTH FUND (CLASS C)
  Year Ended June 30, 2003..............        (1.40)           2.06            70.87
  Year Ended June 30, 2002..............        (1.57)           2.07            83.02
  Year Ended June 30, 2001..............        (1.60)           2.02           127.02
  Year Ended June 30, 2000..............        (1.40)           1.99           181.78
  Year Ended June 30, 1999..............        (1.32)           1.99           141.46
MID CAP VALUE (CLASS C)
  Year Ended June 30, 2003..............        (0.35)           2.00            99.39
  Year Ended June 30, 2002..............        (0.43)           1.98           101.29
  Year Ended June 30, 2001..............        (0.33)           1.97           127.06
  Year Ended June 30, 2000..............        (0.10)           2.00           110.43
  March 22, 1999 to June 30, 1999(b)....        (0.44)(d)        1.96(d)        115.65
DIVERSIFIED MID CAP FUND (CLASS C)**
  Year Ended June 30, 2003..............        (0.71)           1.98            48.94
  Year Ended June 30, 2002..............        (0.84)           1.99            37.08
  Year Ended June 30, 2001..............        (0.77)           1.98            59.45
  Year Ended June 30, 2000..............        (0.72)           2.00            70.01
  March 22, 1999 to June 30, 1999(b)....        (1.20)(d)        1.99(d)         23.53
LARGE CAP GROWTH FUND (CLASS C)
  Year Ended June 30, 2003..............        (0.87)           2.13            60.12
  Year Ended June 30, 2002..............        (1.13)           2.07            69.07
  Year Ended June 30, 2001..............        (1.38)           2.00            73.36
  Year Ended June 30, 2000..............        (1.17)           1.95           123.21
  Year Ended June 30, 1999..............        (0.94)           1.95            86.34
LARGE CAP VALUE FUND (CLASS C)
  Year Ended June 30, 2003..............         0.13            1.98            84.63
  Year Ended June 30, 2002..............        (0.33)           1.99           125.65
  Year Ended June 30, 2001..............        (0.31)           1.96           127.66
  Year Ended June 30, 2000..............        (0.16)           1.96           131.95
  March 22, 1999 to June 30, 1999(b)....         0.34(d)         1.95(d)         40.69
EQUITY INCOME FUND (CLASS C)
  Year Ended June 30, 2003..............         0.82            2.02            16.80
  Year Ended June 30, 2002..............         0.34            2.01            17.03
  Year Ended June 30, 2001..............         0.25            2.00            13.44
  Year Ended June 30, 2000..............         0.37            2.01            15.82
  Year Ended June 30, 1999..............         0.36            1.99            16.22

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 146

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED      REDEMPTION        CAPITAL
                                          NET ASSET      NET       AND UNREALIZED   FEES COLLECTED   CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS             FROM            FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM      REDEMPTION      INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     OF FUND SHARES      ADVISOR      ACTIVITIES
                                          ---------   ----------   --------------   --------------   -------------   ----------

DIVERSIFIED EQUITY FUND (CLASS C)
 Year Ended June 30, 2003...............   $10.15       $(0.02)        $(0.19)          $  --             $--          $(0.21)
 Year Ended June 30, 2002...............    12.65        (0.06)         (2.40)             --              --           (2.46)
 Year Ended June 30, 2001...............    14.80        (0.07)         (1.84)             --              --           (1.91)
 Year Ended June 30, 2000...............    15.06        (0.08)          0.69              --              --            0.61
 Year Ended June 30, 1999...............    13.47        (0.03)          2.46              --              --            2.43

BALANCED FUND (CLASS C)
 Year Ended June 30, 2003...............    11.71         0.17           0.17              --              --            0.34
 Year Ended June 30, 2002...............    13.20         0.19          (1.48)             --              --           (1.29)
 Year Ended June 30, 2001...............    14.06         0.22          (0.86)             --              --           (0.64)
 May 30, 2000 to June 30, 2000 (b)......    13.75         0.01           0.33              --              --            0.34

EQUITY INDEX FUND (CLASS C)
 Year Ended June 30, 2003...............    22.53         0.09          (0.34)             --              --           (0.25)
 Year Ended June 30, 2002...............    27.87         0.03          (5.34)             --              --           (5.31)
 Year Ended June 30, 2001...............    33.14        (0.02)         (5.25)             --              --           (5.27)
 Year Ended June 30, 2000...............    31.76         0.01           1.84              --              --            1.85
 Year Ended June 30, 1999...............    27.14         0.07           5.55              --              --            5.62

MARKET EXPANSION INDEX FUND (CLASS C)
 Year Ended June 30, 2003...............     8.39        (0.03)         (0.26)             --              --           (0.29)
 Year Ended June 30, 2002...............     8.66        (0.02)         (0.21)             --              --           (0.23)
 Year Ended June 30, 2001...............     8.96        (0.01)          0.67              --              --            0.66
 Year Ended June 30, 2000...............    10.57        (0.05)          1.15              --            0.02            1.12
 March 22, 1999 to June 30, 1999 (b)....     9.32         0.02           1.25              --              --            1.27

TECHNOLOGY FUND (CLASS C)
 Year Ended June 30, 2003...............     3.52        (0.06)          0.18              --              --            0.12
 Year Ended June 30, 2002...............     5.86        (0.10)         (2.24)             --              --           (2.34)
 July 28, 2000 to June 30, 2001 (b).....    10.00        (0.09)         (4.05)             --              --           (4.14)

HEALTH SCIENCES FUND (CLASS C)
 Year Ended June 30, 2003...............     8.74        (0.10)          1.39              --              --            1.29
 Year Ended June 30, 2002...............    11.68        (0.17)         (2.73)             --              --           (2.90)
 March 23, 2001 to June 30, 2001 (b)....    10.00        (0.04)          1.72              --              --            1.68

MARKET NEUTRAL FUND (CLASS C)
 May 23, 2003 to June 30, 2003 (b)......    10.00        (0.01)          0.05              --              --            0.04

INTERNATIONAL EQUITY INDEX FUND (CLASS
 C)
 Year Ended June 30, 2003...............    13.85         0.06          (1.05)           0.01              --           (0.98)
 Year Ended June 30, 2002...............    15.87        (0.01)         (1.96)             --              --           (1.97)
 Year Ended June 30, 2001...............    21.39         0.03          (5.47)             --              --           (5.44)
 Year Ended June 30, 2000...............    18.55        (0.01)          3.14              --              --            3.13
 Year Ended June 30, 1999...............    17.91         0.30           1.51              --              --            1.81

DIVERSIFIED INTERNATIONAL FUND (CLASS C)
 Year Ended June 30, 2003...............    10.82           --(f)       (0.86)           0.01              --           (0.85)
 Year Ended June 30, 2002...............    12.05        (0.15)         (1.02)             --              --           (1.17)
 Year Ended June 30, 2001...............    16.57         0.02          (4.24)             --              --           (4.22)
 Year Ended June 30, 2000...............    14.08         0.11           2.67              --              --            2.78
 March 22, 1999 to June 30, 1999 (b)....    13.47           --           0.61              --              --            0.61

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Excludes dividend expense for securities sold short. Dividend expense is 0.98% of average net assets.

(f)  Amount is less than $0.01.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        -------------------------

                                                                                 NET ASSET            NET ASSETS,    RATIO OF
                                            NET         NET                       VALUE,                  END        EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL     OF PERIOD    TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN     (000'S)     NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -----------   -----------

DIVERSIFIED EQUITY FUND (CLASS C)
  Year Ended June 30, 2003..............   $   --      $   --       $   --        $ 9.94      (2.07)%  $ 14,077         1.98%
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)        10.15     (19.51)     14,698         1.98
  Year Ended June 30, 2001..............       --       (0.24)       (0.24)        12.65     (13.15)     18,450         1.95
  Year Ended June 30, 2000..............       --       (0.87)       (0.87)        14.80       4.27      16,780         1.95
  Year Ended June 30, 1999..............       --       (0.84)       (0.84)        15.06      19.57       8,058         1.96

BALANCED FUND (CLASS C)
  Year Ended June 30, 2003..............    (0.18)         --        (0.18)        11.87       3.03       3,823         1.89
  Year Ended June 30, 2002..............    (0.20)         --        (0.20)        11.71      (9.88)      2,853         1.89
  Year Ended June 30, 2001..............    (0.22)         --        (0.22)        13.20      (4.58)      1,492         1.89
  May 30, 2000 to June 30, 2000(b)......    (0.03)         --        (0.03)        14.06       2.44(c)      763         1.89(d)

EQUITY INDEX FUND (CLASS C)
  Year Ended June 30, 2003..............    (0.09)         --        (0.09)        22.19      (1.05)    105,797         1.35
  Year Ended June 30, 2002..............    (0.03)         --        (0.03)        22.53     (19.06)    112,262         1.35
  Year Ended June 30, 2001..............       --          --           --         27.87     (15.90)    130,295         1.35
  Year Ended June 30, 2000..............    (0.02)      (0.45)       (0.47)        33.14       5.84     133,030         1.35
  Year Ended June 30, 1999..............    (0.08)      (0.92)       (1.00)        31.76      21.52      59,042         1.35

MARKET EXPANSION INDEX FUND (CLASS C)
  Year Ended June 30, 2003..............       --       (0.02)       (0.02)         8.08      (3.44)     10,698         1.57
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.39      (2.69)      6,431         1.56
  Year Ended June 30, 2001..............       --       (0.96)       (0.96)         8.66       7.78       1,046         1.57
  Year Ended June 30, 2000..............       --(f)    (2.73)       (2.73)         8.96      13.11         180         1.57
  March 22, 1999 to June 30, 1999 (b)...    (0.02)         --        (0.02)        10.57      13.64(c)       18         1.58(d)

TECHNOLOGY FUND (CLASS C)
  Year Ended June 30, 2003..............       --          --           --          3.64       3.41         917         2.30
  Year Ended June 30, 2002..............       --          --           --          3.52     (39.93)        739         2.30
  July 28, 2000 to June 30, 2001 (b)....       --          --           --          5.86     (41.40)(c)   1,140         2.28(d)

HEALTH SCIENCES FUND (CLASS C)
  Year Ended June 30, 2003..............       --          --           --         10.03      14.76         581         2.35
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.74     (24.92)        480         2.35
  March 23, 2001 to June 30, 2001 (b)...       --          --           --         11.68      16.80(c)      452         2.35(d)

MARKET NEUTRAL FUND (CLASS C)
  May 23, 2003 to June 30, 2003 (b).....       --          --           --         10.04       0.40(c)   54,094         2.25(d)(e)

INTERNATIONAL EQUITY INDEX FUND (CLASS
  C)
  Year Ended June 30, 2003..............       --          --           --         12.87      (7.08)      7,306         1.84
  Year Ended June 30, 2002..............    (0.05)         --        (0.05)        13.85     (12.43)      8,502         1.87
  Year Ended June 30, 2001..............    (0.03)      (0.05)       (0.08)        15.87     (25.50)      9,908         1.83
  Year Ended June 30, 2000..............       --       (0.29)       (0.29)        21.39      16.92      11,442         1.86
  Year Ended June 30, 1999..............    (0.32)      (0.85)       (1.17)        18.55      10.78       2,339         1.86

DIVERSIFIED INTERNATIONAL FUND (CLASS C)
  Year Ended June 30, 2003..............       --          --           --          9.97      (7.86)        317         2.08
  Year Ended June 30, 2002..............    (0.06)         --        (0.06)        10.82      (9.69)        543         2.05
  Year Ended June 30, 2001..............       --       (0.30)       (0.30)        12.05     (25.87)        844         2.05
  Year Ended June 30, 2000..............    (0.11)      (0.18)       (0.29)        16.57      19.76         729         2.06
  March 22, 1999 to June 30, 1999 (b)...       --          --           --         14.08       4.53(c)        5         2.00(d)

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------
                                             RATIO OF
                                               NET            RATIO OF
                                            INVESTMENT        EXPENSES
                                              INCOME         TO AVERAGE
                                            TO AVERAGE       NET ASSETS       PORTFOLIO
                                            NET ASSETS     WITHOUT WAIVERS   TURNOVER (A)
                                          --------------   ---------------   ------------
DIVERSIFIED EQUITY FUND (CLASS C)
  Year Ended June 30, 2003..............        (0.21)%          1.99%           26.95%
  Year Ended June 30, 2002..............        (0.54)           1.99            14.29
  Year Ended June 30, 2001..............        (0.74)           1.96            21.92
  Year Ended June 30, 2000..............        (0.82)           1.95            37.98
  Year Ended June 30, 1999..............        (0.57)           1.96            50.82
BALANCED FUND (CLASS C)
  Year Ended June 30, 2003..............         1.54            2.04            26.30
  Year Ended June 30, 2002..............         1.52            2.04            24.92
  Year Ended June 30, 2001..............         1.56            2.00            37.61
  May 30, 2000 to June 30, 2000(b)......         1.25(d)         2.01(d)         57.08
EQUITY INDEX FUND (CLASS C)
  Year Ended June 30, 2003..............         0.46            1.60             6.74
  Year Ended June 30, 2002..............         0.10            1.60             6.68
  Year Ended June 30, 2001..............        (0.11)           1.58             9.72
  Year Ended June 30, 2000..............        (0.06)           1.57             7.89
  Year Ended June 30, 1999..............         0.11            1.57             5.37
MARKET EXPANSION INDEX FUND (CLASS C)
  Year Ended June 30, 2003..............        (0.40)           1.82            53.51
  Year Ended June 30, 2002..............        (0.56)           1.86            73.63
  Year Ended June 30, 2001..............        (0.42)           1.85            36.68
  Year Ended June 30, 2000..............        (0.24)           1.93            64.29
  March 22, 1999 to June 30, 1999 (b)...        (0.33)(d)        2.17(d)         36.50
TECHNOLOGY FUND (CLASS C)
  Year Ended June 30, 2003..............        (1.91)           3.23            29.13
  Year Ended June 30, 2002..............        (2.03)           3.20            33.74
  July 28, 2000 to June 30, 2001 (b)....        (1.96)(d)        3.03(d)         76.53
HEALTH SCIENCES FUND (CLASS C)
  Year Ended June 30, 2003..............        (1.30)           3.13           106.72
  Year Ended June 30, 2002..............        (1.62)           3.19            67.68
  March 23, 2001 to June 30, 2001 (b)...        (1.60)(d)        6.66(d)          2.34
MARKET NEUTRAL FUND (CLASS C)
  May 23, 2003 to June 30, 2003 (b).....        (1.16)(d)        2.70(d)(e)       0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS
  C)
  Year Ended June 30, 2003..............         0.52            1.86            11.72
  Year Ended June 30, 2002..............        (0.21)           1.87            13.60
  Year Ended June 30, 2001..............         0.21            1.85             6.75
  Year Ended June 30, 2000..............        (0.17)           2.06            13.85
  Year Ended June 30, 1999..............         0.73            1.86            33.99
DIVERSIFIED INTERNATIONAL FUND (CLASS C)
  Year Ended June 30, 2003..............         0.04            2.15            94.26
  Year Ended June 30, 2002..............        (0.35)           2.11           266.10
  Year Ended June 30, 2001..............         0.14            2.07            29.92
  Year Ended June 30, 2000..............         0.30            2.09            17.05
  March 22, 1999 to June 30, 1999 (b)...         1.58(d)         2.00(d)          2.96

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

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EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Balanced Fund, the Equity Index Fund, the Market Expansion Index Fund, the Technology Fund, the Health Sciences Fund, the Market Neutral Fund, the International Equity Index Fund, and the Diversified International Fund, (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty series and six classes of shares: Class I, Class A, Class B, Class C, Administrative Class, and Class S. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price on the principal market or exchange where such securities are normally traded. Corporate debt securities and debt securities issued by the U.S. or a U.S. Agency (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as options, futures, and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

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EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     FOREIGN CURRENCY TRANSLATION

     Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. Appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY CONTRACTS

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the sale of forward foreign currency contracts having the same settlement date are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying index. The Funds recognize a gain or loss equal to the variation margin.

     The following is a summary of futures outstanding as of June 30, 2003:

                                                                                                             CURRENT
                                                                                                  OPENING    MARKET
                                                                                     NUMBER OF   POSITIONS    VALUE
       FUND                                CONTRACT TYPE                             CONTRACTS     (000)      (000)
       ----                                -------------                             ---------   ---------   -------
       Equity Index Fund                   S&P 500,
                                             June 2003 Futures....................       97       $22,657    $23,603

       International Equity Index Fund     CAC-40 Euro,
                                             September 2003 Futures...............       95         3,411      3,378
                                           Dax Index,
                                             September 2003 Futures...............       58         5,671      5,376
                                           Nikkei 225,
                                             September 2003 Futures...............       40         1,781      1,819
                                           Topix Index,
                                             September 2003 Futures...............      165        12,294     12,415
                                           DJ Euro,
                                             September 2003 Futures...............      100         2,957      2,787
                                           FTSE 100 Index,
                                             September 2003 Futures...............      178        12,559     11,790

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 150

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                             CURRENT
                                                                                                  OPENING    MARKET
                                                                                     NUMBER OF   POSITIONS    VALUE
       FUND                                CONTRACT TYPE                             CONTRACTS     (000)      (000)
       ----                                -------------                             ---------   ---------   -------
       Diversified International Fund      CAC-40 Euro,
                                             September 2003 Futures...............       50         1,796      1,778
                                           Dax Index,
                                             September 2003 Futures...............       10           972        927
                                           Topix Index,
                                             September 2003 Futures...............       70         5,224      5,267
                                           DJ Euro,
                                             September 2003 Futures...............      239         7,043      6,661
                                           FTSE 100 Index,
                                             September 2003 Futures...............      392        27,526     25,965

     WRITTEN OPTIONS

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     The following is a summary of option activity for the period ended June 30, 2003, by the Funds (amounts in thousands):

                                                            MID CAP VALUE FUND           HEALTH SCIENCES FUND
                                                        --------------------------    --------------------------
                                                        SHARES SUBJECT                SHARES SUBJECT
       COVERED CALL OPTIONS                              TO CONTRACT      PREMIUMS     TO CONTRACT      PREMIUMS
       --------------------                             --------------    --------    --------------    --------
       Balance at beginning of period.................         --          $  --            --             $--
       Options written................................        905            459            15             12
       Options closed.................................        (60)           (47)           --             --
       Options expired................................       (845)          (412)           (9)            (6)
       Options exercised..............................         --             --            (6)            (6)
       Options outstanding at end of period...........         --          $  --            --             $--

                                                                         MID CAP VALUE FUND
                                                                     --------------------------
                                                                     SHARES SUBJECT
       PUT OPTIONS                                                    TO CONTRACT      PREMIUMS
       -----------                                                   --------------    --------
       Balance at beginning of period..............................         --          $  --
       Options written.............................................        416            317
       Options closed..............................................        (49)           (74)
       Options expired.............................................       (360)          (239)
       Options exercised...........................................         (7)            (4)
       Options outstanding at end of period........................         --          $  --

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations with counterparties approved by the Board of Trustees, consistent with the Fund's investment policy.

     SHORT SALES

     The Market Neutral Fund is authorized to engage in short-selling of equity securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund will arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed securities at their prevailing market value sometime in the future. In addition to the sale proceeds retained by the broker, the Fund's custodian maintains a segregated account of securities and cash as collateral for short sales. This segregated account includes the securities held long as shown in the Schedule of Portfolio Investments. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The cash collateral received by the Funds was pooled and at June 30, 2003 was invested in Investment Companies (with 1 day yield ranging from 1.05% to 1.07%), Repurchase Agreements (with interest rates ranging from 1.15% to 1.56% and maturity dates of July 1, 2003), Medium Term Notes (with interest rates ranging from 1.05% to 2.32% and maturity dates ranging from July 2003 through April 2006), and Master Notes (with interest rates ranging from 1.17% to 1.87% and maturity dates ranging from November 2003 through December 2005). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral, a portion of which is retained by the Advisor. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company, N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from borrowers. As of June 30, 2003, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                       MARKET
                                                                       VALUE           MARKET
                                                                     OF LOANED         VALUE
       FUND                                                          SECURITIES    OF COLLATERAL*
       ----                                                          ----------    --------------
       Small Cap Growth Fund.......................................   $ 88,595        $ 90,378
       Small Cap Value Fund........................................     93,571          95,454
       Mid Cap Growth Fund.........................................    244,975         249,904
       Mid Cap Value Fund..........................................     78,928          80,515
       Diversified Mid Cap Fund....................................     64,792          66,096
       Large Cap Growth Fund.......................................     87,544          89,304

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                       MARKET
                                                                       VALUE           MARKET
                                                                     OF LOANED         VALUE
       FUND                                                          SECURITIES    OF COLLATERAL*
       ----                                                          ----------    --------------
       Large Cap Value Fund........................................     77,228          78,779
       Equity Income Fund..........................................     14,307          14,594
       Diversified Equity Fund.....................................     52,920          53,984
       Balanced Fund...............................................     31,403          32,141
       Equity Index Fund...........................................    161,205         164,447
       Market Expansion Index Fund.................................     14,018          14,300
       Technology Fund.............................................      2,919           2,978
       Health Sciences Fund........................................        202             207
       International Equity Index Fund.............................    132,682         139,491
       Diversified International Fund..............................    124,587         130,981

     -----------------
     * Includes securities and cash collateral.

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of June 30, 2003. Cash received as collateral was reinvested in master notes, put bonds, repurchase agreements, and mutual funds in accordance with each Fund's investment policy.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds based on methods approved by the Board of Trustees. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly except for the Technology Fund, the Health Sciences Fund, the International Equity Index Fund, and the Diversified International Fund which declare and pay dividends, if any, at least annually and the Equity Income Fund, the Balanced Fund, and the Market Neutral Fund which declare and pay dividends monthly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

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EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average daily net assets on the first $1.5 billion, 0.70% of the average daily net assets on the next $500 million, 0.65% of the average daily net assets on the next $3.5 billion, and 0.60% of the average daily net assets over $5.5 billion of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, and the Diversified Equity Fund; 0.65% of the average daily net assets of the Balanced Fund; 0.30% of the average daily net assets of the Equity Index Fund; 0.35% of the average daily net assets of the Market Expansion Index Fund; 1.00% of the average daily net assets of the Technology Fund; 0.85% of the average daily net assets of the Health Sciences Fund; 1.25% of the average daily net assets of the Market Neutral Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.80% of the average daily net assets of the Diversified International Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   The Trust and One Group Dealer Services, Inc., (the "Distributor"), an affiliate of Bank One Corporation, are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B shares and Class C shares of each of the Funds. Currently, the Distributor has contractually agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the period ended June 30, 2003, the Distributor received $6,104,328 from commissions earned on sales of Class A shares and redemption of Class B shares and Class C shares, of which, the Distributor re-allowed $1,416,938 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to the following funds and amounts:

    FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
    ----                                                          -------     -------     -------     -------
    Small Cap Growth Fund.......................................    1.05%       1.30%       2.05%       2.05%
    Mid Cap Growth Fund.........................................     .99        1.24        1.99        1.99
    Large Cap Growth Fund.......................................     .99        1.24        1.99        1.99
    Equity Income Fund..........................................     .99        1.24        1.99        1.99
    Balanced Fund...............................................     .89        1.14        1.89        1.89
    Equity Index Fund...........................................     .35         .60        1.35        1.35
    Market Expansion Index Fund.................................     .57         .82        1.57        1.57
    Technology Fund.............................................    1.30        1.55        2.30        2.30
    Health Sciences Fund........................................    1.35        1.60        2.35        2.35

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 154

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

    FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
    ----                                                          -------     -------     -------     -------
    Market Neutral Fund.........................................    1.50        1.75        2.50        2.50
    Diversified International Fund..............................    1.10        1.35        2.10        2.10

   Rebates are received by the Funds from the Advisor and the Administrator when the Funds invest in One Group Money Market Funds. These rebates effectively reduce the Advisory and Administrative fees paid by the Funds, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the period ended June 30, 2003, were as follows (amounts in thousands):

    FUND                                                          PURCHASES       SALES
    ----                                                          ---------       -----
    Small Cap Growth Fund.......................................  $  461,464    $  401,439
    Small Cap Value Fund........................................     327,313       295,091
    Mid Cap Growth Fund.........................................   1,553,307     1,303,535
    Mid Cap Value Fund..........................................   1,369,879     1,317,783
    Diversified Mid Cap Fund....................................     437,147       427,190
    Large Cap Growth Fund.......................................   1,133,217     1,308,203
    Large Cap Value Fund........................................     945,872       923,648
    Equity Income Fund..........................................      75,154       116,622
    Diversified Equity Fund.....................................     480,208       431,553
    Balanced Fund...............................................      89,098       152,014
    Equity Index Fund...........................................     180,403       159,940
    Market Expansion Index Fund.................................     128,469        52,726
    Technology Fund.............................................       7,432         7,338
    Health Sciences Fund........................................      14,678        15,353
    Market Neutral Fund.........................................     167,676             0
    International Equity Index Fund.............................      77,887        59,381
    Diversified International Fund..............................     746,337       649,048

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 25, 2003. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, there were no loans outstanding.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, there were no outstanding loans for the Funds.

7. FEDERAL TAX INFORMATION:

   The following Funds' net long term capital gains designated for federal income tax purposes differs from the amounts below due to utilization of earnings and profits distributed to shareholders on redemption of shares. (amounts in thousands)

    FUND                                                            AMOUNT
    ----                                                            ------
    Small Cap Value Fund........................................    $32,698
    Mid Cap Value Fund..........................................     69,708
    Equity Income Fund..........................................     15,480
    Market Expansion Index Fund.................................        178

   The tax character of distributions paid during the fiscal year ended June 30, 2003 was as follows: (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands)

                                                DISTRIBUTIONS PAID FROM:
                                               --------------------------
                                                  NET            NET            TOTAL                        TOTAL
                                               INVESTMENT     LONG TERM        TAXABLE      TAX RETURN   DISTRIBUTIONS
                                                 INCOME     CAPITAL GAINS   DISTRIBUTIONS   OF CAPITAL       PAID
                                               ----------   -------------   -------------   ----------   -------------
    Small Cap Value Fund.....................   $ 8,251        $32,698         $40,949         $--          $40,949
    Mid Cap Value Fund.......................     6,896         69,708          76,604          --           76,604
    Diversified Mid Cap Fund.................     1,813             --           1,813          --            1,813
    Large Cap Value Fund.....................    11,853             --          11,853          --           11,853
    Equity Income Fund.......................     7,202         15,336          22,538          --           22,538
    Diversified Equity Fund..................    11,086             --          11,086          --           11,086
    Balanced Fund............................     6,874             --           6,874          --            6,874
    Equity Index Fund........................    28,826             --          28,826          --           28,826
    Market Expansion Index Fund..............       277            178             455          --              455
    International Equity Index Fund..........     1,774             --           1,774          --            1,774
    Diversified International Fund...........     2,383             --           2,383          --            2,383

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 156

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   As of June 30, 2003 the components of accumulated earnings/(deficit) on a tax basis was as follows: (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.) (amounts in thousands)

                                                                                                                            TOTAL
                           UNDISTRIBUTED   UNDISTRIBUTED                                 ACCUMULATED      UNREALIZED     ACCUMULATED
                             ORDINARY        LONG-TERM     ACCUMULATED   DISTRIBUTIONS   CAPITAL AND    APPRECIATION/     EARNINGS/
                              INCOME       CAPITAL GAINS    EARNINGS        PAYABLE      OTHER LOSSES   (DEPRECIATION)    (DEFICIT)
                           -------------   -------------   -----------   -------------   ------------   --------------   -----------
    Small Cap Growth
      Fund...............     $   --          $   --         $   --         $    --      $  (148,943)      $ 98,946       $ (49,997)
    Small Cap Value
      Fund...............        607              --            607            (615)         (28,221)        54,286          26,057
    Mid Cap Growth Fund..         --              --             --              --         (536,258)       279,648        (256,610)
    Mid Cap Value Fund...      1,975              --          1,975          (2,013)        (104,053)       128,103          24,012
    Diversified Mid Cap
      Fund...............        273              --            273            (350)        (120,828)       173,462          52,557
    Large Cap Growth
      Fund...............         --              --             --              --       (1,061,846)       418,005        (643,841)
    Large Cap Value
      Fund...............      2,896              --          2,896          (2,924)        (226,164)        50,756        (175,436)
    Equity Income Fund...        409           5,039          5,448            (423)              --        191,840         196,865
    Diversified Equity
      Fund...............      2,842              --          2,842          (2,885)        (125,371)        90,722         (34,692)
    Balanced Fund........        458              --            458            (452)         (27,119)        19,239          (7,874)
    Equity Index Fund....      7,410              --          7,410          (7,441)        (197,433)       548,517         351,053
    Market Expansion
      Index Fund.........        115              --            115            (117)          (3,992)        12,312           8,318
    Technology Fund......         --              --             --              --          (30,280)       (15,539)        (45,819)
    Health Sciences
      Fund...............         --              --             --              --           (3,677)         2,333          (1,344)
    Market Neutral
      Fund...............         --              --             --              --               --          1,196           1,196
    International Equity
      Index Fund.........      6,620              --          6,620              --          (59,861)       (23,228)        (76,469)
    Diversified
      International
      Fund...............      7,527              --          7,527              --         (146,250)        22,001        (116,722)

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   As of June 30, 2003 , the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                              EXPIRES
                                             -----------------------------------------
    FUND                                      2008      2009        2010        2011       TOTAL
    ----                                      ----      ----        ----        ----       -----
    Small Cap Growth Fund..................  $   --    $    --    $ 48,408    $ 37,965    $ 86,373
    Small Cap Value Fund...................      --         --          --       4,367       4,367
    Mid Cap Growth Fund....................      --         --     177,795     171,638     349,433
    Mid Cap Value Fund.....................      --         --          --      50,773      50,773
    Diversified Mid Cap Fund...............      --         --          --      40,660      40,660
    Large Cap Growth Fund..................      --         --     646,410     334,443     980,853
    Large Cap Value Fund...................      --         --      14,313     107,433     121,746
    Diversified Equity Fund................      --         --       1,058      96,825      97,883
    Balanced Fund..........................   2,689         --         246      17,662      20,597
    Equity Index Fund......................      --     26,844      55,761     103,547     186,152
    Market Expansion Index Fund............      --         --          --       1,843       1,843
    Technology Fund........................      --         --      12,215      10,717      22,932
    Health Sciences Fund...................      --         --         207       2,978       3,185
    International Equity Index Fund........      --         --      19,034      19,745      38,779
    Diversified International Fund.........      --      9,658      25,779      59,500      94,937

   Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2003, the Funds deferred to July 1, 2003 post October capital losses of (amounts in thousands):

                                                                    CAPITAL LOSSES
                                                                    --------------
    Small Cap Growth Fund.......................................       $ 62,570
    Small Cap Value Fund........................................         23,854
    Mid Cap Growth Fund.........................................        186,825
    Mid Cap Value Fund..........................................         53,280
    Diversified Mid Cap Fund....................................         80,167
    Large Cap Growth Fund.......................................         80,993
    Large Cap Value Fund........................................        104,418
    Diversified Equity Fund.....................................         27,487
    Balanced Fund...............................................          6,523
    Equity Index Fund...........................................         11,281
    Market Expansion Index Fund.................................          2,149
    Technology Fund.............................................          7,347
    Health Sciences Fund........................................            491
    International Equity Index Fund.............................         21,083
    Diversified International Fund..............................         51,313

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

 158

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations. (Unaudited)

    FUND                                                            AMOUNT
    ----                                                            ------
    Small Cap Value Fund........................................      82%
    Mid Cap Value Fund..........................................     100
    Diversified Mid Cap Fund....................................     100
    Large Cap Value Fund........................................     100
    Equity Income Fund..........................................     100
    Diversified Equity Fund.....................................     100
    Balanced Fund...............................................      53
    Equity Index Fund...........................................     100
    Market Expansion Index Fund.................................     100

   The International Equity Index Fund and the Diversified International Fund intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on June 30, 2003 are as follows (unaudited):

    FUND                                                          FOREIGN SOURCE INCOME    FOREIGN TAX EXPENSE
    ----                                                          ---------------------    -------------------
    International Equity Index Fund.............................          0.30                    0.03
    Diversified International Fund..............................          0.25                    0.02

   The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2003. These shareholders will receive more detailed information along with their 2003 Form 1099-DIV.

8. OTHER FEDERAL TAX INFORMATION (UNAUDITED):

   For the period ended June 30, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported conjunction with your 2003 Form 1099-DIV.

   For the period ended June 30, 2003, the following Funds paid qualified dividend income of (amounts in thousands):

    FUND                                                          AMOUNT
    ----                                                          ------
    Small Cap Value Fund........................................  $   906
    Mid Cap Value Fund..........................................    3,727
    Diversified Mid Cap Fund....................................      991
    Large Cap Value Fund........................................    5,719
    Equity Income Fund..........................................    3,200
    Diversified Equity Fund.....................................    6,017
    Balanced Fund...............................................    1,733
    Equity Index Fund...........................................   14,920
    Market Expansion Index Fund.................................      210

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003
Continued

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the One Group Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Balanced Fund, the Equity Index Fund, the Market Expansion Index Fund, the Technology Fund, the Health Sciences Fund, the Market Neutral Fund, the International Equity Index Fund and the Diversified International Fund (seventeen series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented (other than those financial highlights that have been audited by other independent accountants) in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Small Cap Value Fund, the Diversified Mid Cap Fund, the Market Expansion Index Fund and the Diversified International Fund for the period ended December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Chicago, Illinois
August 11, 2003

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

 160

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE                                                                                     OTHER DIRECTORSHIPS
TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS             HELD BY TRUSTEE
----------------------------  ------------------------------------------------------------  -----------------------
Peter C. Marshall             From March 2002 to present, self-employed as a business                None
12/10/42                      consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present             President, W.D. Hoard, Inc. (corporate parent of DCI
                              Marketing, Inc.); November 1993 to March 2000, President DCI
                              Marketing, Inc.


Frederick W. Ruebeck          Since April 2000, Advisor, Jerome P. Green & Associates, LLC           None
10/8/39                       (a broker-dealer); January 2000 to April 2000, self-employed
5/16/94 - present             as a consultant; June 1988 to December 1999, Director of
                              Investments, Eli Lilly and Company.


Robert A. Oden, Jr.           From July 2002 to present, President, Carleton College; 1995           None
9/11/46                       to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                  Since 1975, President, Gardner, Inc. (wholesale distributor          Director,
11/5/47                       to outdoor power equipment industry).                          Cardinal Health, Inc.
5/21/98 - present


Marilyn McCoy                 Since 1985,Vice President of Administration and Planning,              None
3/18/48                       Northwestern University.
4/28/99 - present


Julius L. Pallone             Since 1994, President, J.L. Pallone Associates                         None
5/26/30                       (insurance consultant).
4/28/99 - present


Donald L. Tuttle              Since 1995, Vice President, Association for Investment                 None
10/6/34                       Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

    NAME AND ADDRESS(1)
         BIRTHDATE
     POSITION HELD AND
 TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer, Banc
11/13/57                       One Investment Management Group and Senior Managing Director
President                      of Banc One Investment Advisors Corporation; October 2002 to
1/1/00 - present               present, President, One Group Asset Management (Ireland)
                               Limited; October 1999 to present, Chief Executive Officer
                               and President, One Group Administrative Services, Inc. and
                               Chief Executive Officer and President, One Group Dealer
                               Services, Inc.; August 1994 to October 1999, Senior Managing
                               Director, Banc One Investment Advisors Corporation.


Robert L. Young                From November 2001 to present, Senior Managing Director and
1/17/63                        Chief Operating Officer of One Group Mutual Funds for Banc
Vice President and             One Investment Management Group; October 2002 to present,
Treasurer                      Vice President, One Group Asset Management (Ireland)
1/1/00 - present               Limited; October 1999 to present, Vice President and
                               Treasurer, One Group Administrative Services, Inc., and Vice
                               President and Treasurer, One Group Dealer Services, Inc.;
                               December 1996 to October 1999, Managing Director of Mutual
                               Fund Administration, Banc One Investment Advisors
                               Corporation.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director, Banc
10/4/56                        One Investment Advisors Corporation.
Vice President
8/15/02 - present


Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel, Bank One Corporation.
1/1/00 - present


Gary R. Young                  From October 1999 to present, Director Mutual Fund
8/19/69                        Administration, One Group Administrative Services, Inc.;
Assistant Treasurer and        October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Administration, Banc One Investment
                               Advisors Corporation; January 1995 to December 1998, Vice
                               President and Manager of Mutual Fund Accounting, Custody and
                               Financial Administration, First Chicago NBD Corporation.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present


------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office of each officer is indefinite. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS          EQUITY FUNDS ANNUAL REPORT         June 30, 2003

     ANNUAL REPORT

                                                   [ONE GROUP MUTUAL FUNDS LOGO]

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-800-480-4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-038-AN (8/03)

Annual Report
Twelve months ended June 30, 2003

                                                          ONE GROUP MUTUAL FUNDS

      One Group
[LOGO]    Investor Funds

                            Investor Conservative Growth Fund
                            Investor Balanced Fund
                            Investor Growth & Income Fund
                            Investor Growth Fund

  NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
This material must be preceded or accompanied by a current prospectus.

ONE GROUP INVESTOR FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Portfolio Performance Review ...............................    2

Schedules of Portfolio Investments .........................    5

Statements of Assets and Liabilities .......................    9

Statements of Operations ...................................   10

Statements of Changes in Net Assets ........................   11

Schedules of Capital Stock Activity ........................   13

Financial Highlights .......................................   16

Notes to Financial Statements ..............................   20

Report of Independent Auditors .............................   24

Trustees ...................................................   25

Officers ...................................................   26


ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 2

ONE GROUP INVESTOR FUNDS
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors' Bala Iyer, Ph.D., CFA and member of the asset allocation committee, Gary Madich, CFA, chairman of the asset allocation committee and chief investment officer of fixed income securities, and Larry Baumgartner, CFA and chief investment officer of equity securities.

WHAT WERE THE FUNDS' TOTAL RETURNS?
For the year ended June 30, 2003, the funds posted the following total returns for their respective Class I shares:

- One Group Investor Conservative Growth Fund: 6.11%

- One Group Investor Balanced Fund: 4.57%

- One Group Investor Growth and Income Fund: 1.87%

- One Group Investor Growth Fund: -1.26%

For information on other share classes and performance comparisons to indexes, see pages 3-4.

WHAT SHOULD SHAREHOLDERS UNDERSTAND ABOUT THE CLIMATE FOR THE FINANCIAL MARKETS? In general, a sluggish U.S. economy combined with weak economic growth abroad and heightened geopolitical tensions led to disappointing stock market performance and strong bond market results. In a reversal of the previous fiscal year's results, high-yield bonds significantly outperformed high-quality bonds(1). Additionally, default rates among issuers of high-yield debt declined(2).

Given these trends, fixed income exposure was a key determinant of performance for the year. Our funds with larger fixed income weightings and smaller equity weightings posted higher returns than our funds with smaller fixed income weightings and greater equity exposure.

WHAT WERE YOUR ASSET ALLOCATION STRATEGIES?
All of the Investor Funds finished the fiscal year at their target asset allocations:

- One Group Investor Conservative Growth Fund: 30% equity funds, 70% fixed income funds

- One Group Investor Balanced Fund: 50% equity funds, 50% fixed income funds

- One Group Investor Growth and Income Fund: 70% equity funds, 30% fixed income funds

- One Group Investor Growth Fund: 90% equity funds, 10% fixed income funds

Within each asset class, the funds were broadly diversified between large-, mid- and small-cap stocks, growth and value stocks, and Treasury, mortgage and corporate bonds.

DID YOU IMPLEMENT ANY "VALUE-ADDED" ASSET ALLOCATION STRATEGIES DURING THE YEAR? Along with maintaining broadly diversified portfolios, we attempt to add value for shareholders through "tactical" allocation moves. Within the bond portions of our funds we overweighted high-yield bonds by 3% to 4% at the expense of core bonds. This strategy was effective, due to the strong performance high-yield bonds exhibited for the fiscal year.

Within the equity components of our portfolios, we favored small-cap stocks in the Growth and Income Fund and Growth Fund and mid-cap stocks in the Balanced Fund and Conservative Growth Fund by 2% over large-cap issues. This strategy was not particularly effective during the fiscal year, as large-cap stocks outperformed their smaller counterparts during the fiscal year(3). This tactical move led to each fund's underperformance relative to the benchmarks.

We introduced One Group Market Neutral Fund in May, 2003 to all our Investor Fund portfolios. One Group Market Neutral Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with the performance of the general market. Each fund has a 3% weighting to the Market Neutral Fund.

--------------------------------------------------------------------------------

(1) Source: Lehman Brothers and Credit Suisse First Boston based upon a comparison of the total return of the Lehman Brothers Aggregate Bond Index for the 12 months ended 6/30/02 and 6/30/03 and the Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries Only for the same periods.

(2) Source: Moody's Investor Service.

(3) Source: Banc One Investment Advisors based upon the total returns of the S&P 500 Index (0.25%), the S&P MidCap 400 Index (0.71%) and the S&P SmallCap 600 Index (3.58%) for the 12 months ended 6/30/03. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The S&P MidCap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. stock market. The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies within the U.S. stock market.
  Please refer to the prospectus and the accompanying financial statements for more information about the Funds.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

ONE GROUP INVESTOR FUNDS
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

One Group Investor Conservative Growth Fund

                          Value of $10,000 Investment

                                                                                 LEHMAN BROTHERS
                                                                             INTERMEDIATE AGGREGATE
                                                         CLASS I                   BOND INDEX                  LIPPER MIX
                                                         -------             ----------------------            ----------
12/96                                                   10000.00                    10000.00                    10000.00
6/97                                                    10600.00                    10262.00                    10476.00
6/98                                                    11949.00                    11153.00                    11745.00
6/99                                                    12787.00                    11613.00                    12311.00
6/00                                                    13365.00                    12145.00                    13263.00
6/01                                                    13864.00                    13504.00                    13977.00
6/02                                                    13741.00                    14673.00                    14305.00
6/03                                                    14580.00                    15952.00                    15270.00


                Average Annual Total Return as of June 30, 2003

                                      -------------------------------------------------------------------------------------
                                                                                                   Since       Inception
                                                                    1 Year        5 Year         Inception       Date
                                      -------------------------------------------------------------------------------------
                                       Class I                       6.11%         4.06%           5.92%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class A                       5.86%         3.81%           5.60%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class A*                      0.32%         2.70%           4.74%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class B                       5.09%         3.05%           4.86%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class B*                      0.09%         2.72%           4.86%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class C                       5.01%         3.04%           4.84%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class C*                      4.01%         3.04%           4.84%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Lehman Brothers
                                        Intermediate Aggregate
                                        Bond Index                   8.72%         7.42%           7.36%
                                      -------------------------------------------------------------------------------------
                                       Lipper Mix                    6.33%         5.18%           6.67%
                                      -------------------------------------------------------------------------------------

One Group Investor Balanced Fund

                          Value of $10,000 Investment

                                                                                 LEHMAN BROTHERS
                                                                             INTERMEDIATE AGGREGATE
                                                         CLASS I                   BOND INDEX                  LIPPER MIX
                                                         -------             ----------------------            ----------
12/96                                                   10000.00                    10000.00                    10000.00
6/97                                                    10848.00                    10262.00                    10701.00
6/98                                                    12695.00                    11153.00                    12288.00
6/99                                                    14111.00                    11613.00                    13144.00
6/00                                                    15056.00                    12145.00                    14532.00
6/01                                                    14952.00                    13504.00                    14783.00
6/02                                                    14219.00                    14673.00                    14364.00
6/03                                                    14870.00                    15952.00                    15087.00


                Average Annual Total Return as of June 30, 2003

                                      -------------------------------------------------------------------------------------
                                                                                                   Since       Inception
                                                                     1 Year        5 Year        Inception       Date
                                      -------------------------------------------------------------------------------------
                                       Class I                       4.57%         3.21%           6.24%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class A                       4.32%         2.93%           5.95%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class A*                     -1.15%         1.81%           5.09%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class B                       3.56%         2.16%           5.21%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class B*                     -1.44%         1.83%           5.21%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class C                       3.55%         2.16%           5.19%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class C*                      2.55%         2.16%           5.19%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Lehman Brothers
                                        Intermediate Aggregate
                                        Bond Index                   8.72%         7.42%           7.36%
                                      -------------------------------------------------------------------------------------
                                       Lipper Mix                    4.58%         3.97%           6.46%
                                      -------------------------------------------------------------------------------------


* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

Prior to the inception of Class C (7/1/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Investor Conservative Growth Fund and the Investor Balanced Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix of the Investor Conservative Growth Fund consists of the average monthly returns of the Lipper 1000 Index (25%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (70%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

The Lipper Mix of the Investor Balanced Fund consists of the average monthly returns of the Lipper 1000 Index (45%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (50%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 4

ONE GROUP INVESTOR FUNDS
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

One Group Investor Growth & Income Fund

                          Value of $10,000 Investment

                                                                             S&P SUPERCOMPOSITE 1500
                                                         CLASS I                      INDEX                    LIPPER MIX
                                                         -------             -----------------------           ----------
12/96                                                   10000.00                    10000.00                    10000.00
6/97                                                    11087.00                    11750.00                    10926.00
6/98                                                    13342.00                    15210.00                    12842.00
6/99                                                    15225.00                    18456.00                    14013.00
6/00                                                    16461.00                    19953.00                    15889.00
6/01                                                    15883.00                    17405.00                    15584.00
6/02                                                    14417.00                    14533.00                    14334.00
6/03                                                    14687.00                    14538.00                    14788.00


                Average Annual Total Return as of June 30, 2003

                                      -------------------------------------------------------------------------------------
                                                                                                  Since       Inception
                                                                    1 Year        5 Year        Inception       Date
                                      -------------------------------------------------------------------------------------
                                       Class I                       1.87%         1.94%          6.04%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class A                       1.60%         1.64%          5.87%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class A*                     -3.74%         0.55%          5.01%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class B                       0.84%         0.92%          5.09%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class B*                     -4.15%         0.59%          5.09%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class C                       0.82%         0.93%          5.09%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class C*                     -0.18%         0.93%          5.09%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       S&P SuperComposite 1500       0.04%        -0.90%          5.85%
                                      -------------------------------------------------------------------------------------
                                       Lipper Mix                    2.35%         2.43%          5.88%
                                      -------------------------------------------------------------------------------------


One Group Investor Growth Fund

                          Value of $10,000 Investment

                                                                             S&P SUPERCOMPOSITE 1500
                                                         CLASS I                      INDEX                    LIPPER MIX
                                                         -------             -----------------------           ----------
12/96                                                   10000.00                    10000.00                    10000.00
6/97                                                    11350.00                    11750.00                    11161.00
6/98                                                    14053.00                    15210.00                    13342.00
6/99                                                    16419.00                    18456.00                    14783.00
6/00                                                    18089.00                    19953.00                    17222.00
6/01                                                    17000.00                    17405.00                    16137.00
6/02                                                    14801.00                    14533.00                    14088.00
6/03                                                    14614.00                    14538.00                    14202.00


                Average Annual Total Return as of June 30, 2003

                                      -------------------------------------------------------------------------------------
                                                                                                  Since       Inception
                                                                    1 Year        5 Year        Inception       Date
                                      -------------------------------------------------------------------------------------
                                       Class I                      -1.26%         0.79%          5.96%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class A                      -1.55%         0.55%          5.62%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class A*                     -6.71%        -0.54%          4.76%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class B                      -2.26%        -0.22%          5.04%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class B*                     -7.14%        -0.54%          5.04%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class C                      -2.26%        -0.22%          5.02%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       Class C*                     -3.24%        -0.22%          5.02%       12/10/96
                                      -------------------------------------------------------------------------------------
                                       S&P SuperComposite 1500       0.04%        -0.90%          5.85%
                                      -------------------------------------------------------------------------------------
                                       Lipper Mix                    0.28%         0.89%          5.36%
                                      -------------------------------------------------------------------------------------


* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

Prior to the inception of Class C (7/1/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Investor Growth & Income Fund and the Investor Growth Fund is measured against the S&P SuperComposite 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix of the Investor Growth & Income Fund consists of the average monthly returns of the Lipper 1000 Index (60%), the Lipper International Fund Index (10%), and the Lipper Intermediate U.S. Government Index (30%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

The Lipper Mix of the Investor Growth Fund consists of the average monthly returns of the Lipper 1000 Index (80%), the Lipper International Fund Index (10%), and the Lipper Intermediate U.S. Government Index (10%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (99.9%):
  3,982     One Group Bond Fund, Class I.......  $ 44,517
  2,178     One Group Diversified Equity Fund,
              Class I..........................    22,341
    800     One Group Diversified International
              Fund, Class I....................     8,802
    579     One Group Diversified Mid Cap Fund,
              Class I..........................     8,974
  1,774     One Group Equity Income Fund, Class
              I................................    26,722
  4,116     One Group Government Bond Fund,
              Class I..........................    43,871
  4,502     One Group High Yield Bond Fund,
              Class I..........................    35,705
  6,533     One Group Income Bond Fund, Class
              I................................    52,922
  4,041     One Group Intermediate Bond Fund,
              Class I..........................    44,490
    336     One Group International Equity
              Index Fund, Class I..............     4,427
  1,770     One Group Large Cap Growth Fund,
              Class I..........................    22,422

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  1,835     One Group Large Cap Value Fund,
              Class I..........................  $ 22,135
  1,343     One Group Market Neutral Fund,
              Class I..........................    13,496
    483     One Group Mid Cap Growth Fund,
              Class I..........................     9,016
    665     One Group Mid Cap Value Fund, Class
              I................................     8,960
  9,246     One Group Prime Money Market Fund,
              Class I..........................     9,246
  4,127     One Group Short-Term Bond Fund,
              Class I..........................    44,860
  2,238     One Group Ultra Short-Term Bond
              Fund, Class I....................    22,317
                                                 --------
  Total Investment Companies (b)                  445,223
                                                 --------
Total (Cost $440,430) (a)                        $445,223
                                                 ========

------------
Percentages indicated are based on net assets of $447,693.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation/(depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 17,609
                   Unrealized depreciation......................   (21,773)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ (4,164)
                                                                  ========

(b) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 6

ONE GROUP INVESTOR BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (99.9%):
  6,427     One Group Bond Fund, Class I.......  $ 71,852
  8,823     One Group Diversified Equity Fund,
              Class I..........................    90,526
  2,441     One Group Diversified International
              Fund, Class I....................    26,847
  2,926     One Group Diversified Mid Cap Fund,
              Class I..........................    45,384
  1,802     One Group Equity Income Fund, Class
              I................................    27,143
  7,572     One Group Government Bond Fund,
              Class I..........................    80,714
 11,357     One Group High Yield Bond Fund,
              Class I..........................    90,061
 12,173     One Group Income Bond Fund, Class
              I................................    98,604
  3,276     One Group Intermediate Bond Fund,
              Class I..........................    36,065
  2,044     One Group International Equity
              Index Fund, Class I..............    26,958
  5,022     One Group Large Cap Growth Fund,
              Class I..........................    63,633
  5,241     One Group Large Cap Value Fund,
              Class I..........................    63,205

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  2,713     One Group Market Neutral Fund,
              Class I..........................  $ 27,266
  2,443     One Group Mid Cap Growth Fund,
              Class I..........................    45,593
  3,351     One Group Mid Cap Value Fund, Class
              I................................    45,177
 18,913     One Group Prime Money Market Fund,
              Class I..........................    18,913
  1,648     One Group Short-Term Bond Fund,
              Class I..........................    17,911
  1,013     One Group Small Cap Growth Fund,
              Class I..........................     8,989
    495     One Group Small Cap Value Fund,
              Class I..........................     9,109
    904     One Group Ultra Short-Term Bond
              Fund, Class I....................     9,013
                                                 --------
  Total Investment Companies (b)                  902,963
                                                 --------
Total (Cost $917,477) (a)                        $902,963
                                                 ========

------------
Percentages indicated are based on net assets of $903,526.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation/(depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 36,217
                   Unrealized depreciation......................   (78,399)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(42,182)
                                                                  ========

(b) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

ONE GROUP INVESTOR GROWTH & INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
 INVESTMENT COMPANIES (99.8%):
  3,899     One Group Bond Fund, Class I.....  $   43,595
 11,802     One Group Diversified Equity
              Fund, Class I..................     121,087
  4,949     One Group Diversified
              International Fund, Class I....      54,442
  4,269     One Group Diversified Mid Cap
              Fund, Class I..................      66,217
  4,145     One Group Government Bond Fund,
              Class I........................      44,188
 12,423     One Group High Yield Bond Fund,
              Class I........................      98,515
  9,439     One Group Income Bond Fund, Class
              I..............................      76,457
    985     One Group Intermediate Bond Fund,
              Class I........................      10,841
  2,492     One Group International Equity
              Index Fund, Class I............      32,875
 10,455     One Group Large Cap Growth Fund,
              Class I........................     132,471

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
INVESTMENT COMPANIES, CONTINUED:
 11,825     One Group Large Cap Value Fund,
              Class I........................  $  142,614
  3,287     One Group Market Neutral Fund,
              Class I........................      33,034
  4,145     One Group Mid Cap Growth Fund,
              Class I........................      77,349
  5,707     One Group Mid Cap Value Fund,
              Class I........................      76,934
 22,134     One Group Prime Money Market
              Fund, Class I..................      22,134
  3,770     One Group Small Cap Growth Fund,
              Class I........................      33,436
  1,809     One Group Small Cap Value Fund,
              Class I........................      33,287
                                               ----------
  Total Investment Companies (b)                1,099,476
                                               ----------
Total (Cost $1,177,248) (a)                    $1,099,476
                                               ==========

------------
Percentages indicated are based on net assets of $1,101,447.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  36,362
                   Unrealized depreciation......................   (164,164)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $(127,802)
                                                                  =========

(b) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 8

ONE GROUP INVESTOR GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (99.8%):
  9,524     One Group Diversified Equity Fund,
              Class I..........................  $ 97,717
  3,786     One Group Diversified International
              Fund, Class I....................    41,643
  4,504     One Group Diversified Mid Cap Fund,
              Class I..........................    69,852
  4,367     One Group High Yield Bond Fund,
              Class I..........................    34,629
  2,625     One Group International Equity
              Index Fund, Class I..............    34,620
  7,737     One Group Large Cap Growth Fund,
              Class I..........................    98,024
  8,662     One Group Large Cap Value Fund,
              Class I..........................   104,459
  2,091     One Group Market Neutral Fund,
              Class I..........................    21,016

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  3,390     One Group Mid Cap Growth Fund,
              Class I..........................  $ 63,262
  4,651     One Group Mid Cap Value Fund, Class
              I................................    62,692
 13,829     One Group Prime Money Market Fund,
              Class I..........................    13,829
  3,195     One Group Small Cap Growth Fund,
              Class I..........................    28,337
  1,529     One Group Small Cap Value Fund,
              Class I..........................    28,139
                                                 --------
  Total Investment Companies (b)                  698,219
                                                 --------
Total (Cost $777,757) (a)                        $698,219
                                                 ========

------------
Percentages indicated are based on net assets of $699,604.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation/(depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  15,219
                   Unrealized depreciation......................   (118,503)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $(103,284)
                                                                  =========

(b) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                             INVESTOR
                                                           CONSERVATIVE    INVESTOR     INVESTOR      INVESTOR
                                                              GROWTH       BALANCED     GROWTH &       GROWTH
                                                               FUND          FUND      INCOME FUND      FUND
                                                           ------------    --------    -----------    --------
ASSETS:
Investments, at cost.....................................    $440,430      $917,477    $1,177,248     $777,757
Unrealized appreciation (depreciation) from
  investments............................................       4,793       (14,514)      (77,772)     (79,538)
                                                             --------      --------    ----------     --------
Investments, at value....................................     445,223       902,963     1,099,476      698,219
Dividends receivable.....................................       1,284         2,234         2,071          804
Receivable for capital shares issued.....................       2,641         3,515         3,624        1,348
Prepaid expenses.........................................           4            10            12            8
                                                             --------      --------    ----------     --------
Total Assets.............................................     449,152       908,722     1,105,183      700,379
                                                             --------      --------    ----------     --------
LIABILITIES:
Dividends payable........................................         948         3,937         2,379           --
Payable for capital shares redeemed......................         120           405           355          144
Accrued expenses and other payables:
  Investment advisory fees...............................          18            37            45            6
  Administration fees....................................          36            66            76           23
  Distribution fees......................................         238           487           548          425
  Other..................................................          99           264           333          177
                                                             --------      --------    ----------     --------
Total Liabilities........................................       1,459         5,196         3,736          775
                                                             --------      --------    ----------     --------
NET ASSETS:
Capital..................................................     455,865       971,577     1,291,699      857,054
Undistributed (distributions in excess of) net investment
  income from affiliates.................................          (5)          (11)          (16)         (14)
Accumulated undistributed net realized gains (losses)
  from investment transactions and distributions from
  affiliated investment companies........................     (12,960)      (53,526)     (112,464)     (77,898)
Net unrealized appreciation (depreciation) from
  investments in affiliates..............................       4,793       (14,514)      (77,772)     (79,538)
                                                             --------      --------    ----------     --------
Net Assets...............................................    $447,693      $903,526    $1,101,447     $699,604
                                                             ========      ========    ==========     ========
NET ASSETS:
  Class I................................................    $ 57,536      $ 48,314    $  173,085     $ 30,993
  Class A................................................     127,434       344,041       347,098      201,843
  Class B................................................     235,561       467,665       532,059      426,245
  Class C................................................      27,162        43,506        49,205       40,523
                                                             --------      --------    ----------     --------
Total....................................................    $447,693      $903,526    $1,101,447     $699,604
                                                             ========      ========    ==========     ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I................................................       5,548         4,545        16,167        2,845
  Class A................................................      12,318        32,371        32,110       18,684
  Class B................................................      22,765        44,064        49,419       39,572
  Class C................................................       2,629         4,122         4,616        3,808
                                                             --------      --------    ----------     --------
Total....................................................      43,260        85,102       102,312       64,909
                                                             ========      ========    ==========     ========
Net Asset Value
  Class I -- Offering and redemption price per share.....    $  10.37      $  10.63    $    10.71     $  10.89
                                                             ========      ========    ==========     ========
  Class A -- Redemption price per share..................    $  10.35      $  10.63    $    10.81     $  10.80
                                                             ========      ========    ==========     ========
      Maximum sales charge...............................       5.25%         5.25%         5.25%        5.25%
                                                             ========      ========    ==========     ========
      Maximum offering price per share
         (100%/(100%-maximum sales charge) of net asset
         value adjusted to the nearest cent).............    $  10.92      $  11.22    $    11.41     $  11.40
                                                             ========      ========    ==========     ========
  Class B -- Offering price per share (a)................    $  10.35      $  10.61    $    10.77     $  10.77
                                                             ========      ========    ==========     ========
  Class C -- Offering price per share (a)................    $  10.33      $  10.55    $    10.66     $  10.64
                                                             ========      ========    ==========     ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 10

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)

                                                                INVESTOR                   INVESTOR
                                                              CONSERVATIVE    INVESTOR     GROWTH &      INVESTOR
                                                                 GROWTH       BALANCED      INCOME        GROWTH
                                                                  FUND          FUND         FUND          FUND
                                                              ------------    --------    -----------    --------
INVESTMENT INCOME:
Dividend income from affiliates.............................    $14,217       $ 25,313     $ 21,966      $  6,805
                                                                -------       --------     --------      --------
Total Income................................................     14,217         25,313       21,966         6,805
                                                                -------       --------     --------      --------
EXPENSES:
Investment advisory fees....................................        175            381          487           310
Administration fees.........................................        350            697          852           590
Distribution fees (Class A).................................        325            995        1,067           612
Distribution fees (Class B).................................      1,864          4,023        4,736         3,855
Distribution fees (Class C).................................        177            314          366           304
Custodian fees..............................................          3              4            3             2
Legal and audit fees........................................          5              9           10             8
Trustees' fees and expenses.................................          4             10           12             8
Transfer agent fees.........................................        187            496          808         1,059
Registration and filing fees................................         62             82           89            73
Printing and mailing costs..................................         43            108          133            93
Other.......................................................          8             14           17            12
                                                                -------       --------     --------      --------
Total expenses before waivers...............................      3,203          7,133        8,580         6,926
Less waivers................................................        (93)          (284)        (305)         (780)
                                                                -------       --------     --------      --------
Net Expenses................................................      3,110          6,849        8,275         6,146
                                                                -------       --------     --------      --------
Net Investment Income.......................................     11,107         18,464       13,691           659
                                                                -------       --------     --------      --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment transactions in
  affiliates................................................     (9,142)       (28,905)     (57,211)      (31,369)
Distributions of realized gains by investment company
  affiliates................................................        971          2,951        5,027         4,092
Net change in unrealized appreciation (depreciation) from
  investments in affiliates.................................     19,819         42,373       50,597        12,093
                                                                -------       --------     --------      --------
Net realized/unrealized gains (losses) from investment
  transactions in affiliates................................     11,648         16,419       (1,587)      (15,184)
                                                                -------       --------     --------      --------
Change in net assets resulting from operations..............    $22,755       $ 34,883     $ 12,104      $(14,525)
                                                                =======       ========     ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                             INVESTOR CONSERVATIVE           INVESTOR
                                                                  GROWTH FUND             BALANCED FUND
                                                             ----------------------    --------------------
                                                                   YEAR ENDED               YEAR ENDED
                                                                    JUNE 30,                 JUNE 30,
                                                             ----------------------    --------------------
                                                               2003         2002         2003        2002
                                                             ---------    ---------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income....................................  $ 11,107     $  9,560     $ 18,464    $ 19,981
  Net realized gains (losses) from investment transactions
    in affiliates..........................................    (9,142)      (4,261)     (28,905)    (24,958)
  Distributions of realized gains by investment company
    affiliates.............................................       971        1,434        2,951       4,979
  Net change in unrealized appreciation (depreciation) from
    investments in affiliates..............................    19,819      (11,132)      42,373     (43,365)
                                                             --------     --------     --------    --------
  Change in net assets resulting from operations...........    22,755       (4,399)      34,883     (43,363)
                                                             --------     --------     --------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income...............................    (1,987)      (2,395)      (1,374)     (1,746)
  From net realized gains..................................        --         (209)          --        (190)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...............................    (3,328)      (2,332)      (8,006)     (8,345)
  From net realized gains..................................        --         (206)          --        (867)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...............................    (5,272)      (4,558)      (8,342)     (9,420)
  From net realized gains..................................        --         (527)          --      (1,293)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income...............................      (508)        (285)        (709)       (496)
  From net realized gains..................................        --          (32)          --         (65)
                                                             --------     --------     --------    --------
  Change in net assets from shareholder distributions......   (11,095)     (10,544)     (18,431)    (22,422)
                                                             --------     --------     --------    --------
CAPITAL TRANSACTIONS:
  Change in net assets from capital transactions...........   135,519       79,048      130,108     127,399
                                                             --------     --------     --------    --------
  Change in net assets.....................................   147,179       64,105      146,560      61,614
NET ASSETS:
  Beginning of period......................................   300,514      236,409      756,966     695,352
                                                             --------     --------     --------    --------
  End of period............................................  $447,693     $300,514     $903,526    $756,966
                                                             ========     ========     ========    ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 12

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                             INVESTOR GROWTH               INVESTOR
                                                              & INCOME FUND               GROWTH FUND
                                                         ------------------------    ---------------------
                                                                YEAR ENDED                YEAR ENDED
                                                                 JUNE 30,                  JUNE 30,
                                                         ------------------------    ---------------------
                                                            2003          2002         2003        2002
                                                         ----------    ----------    --------    ---------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................................  $   13,691    $   18,810    $    659    $   3,803
  Net realized gains (losses) from investment
    transactions in affiliates.........................     (57,211)      (51,234)    (31,369)     (47,253)
  Distributions of realized gains by investment company
    affiliates.........................................       5,027         9,067       4,092        8,387
  Net change in unrealized appreciation (depreciation)
    from investments in affiliates.....................      50,597       (87,477)     12,093      (66,708)
                                                         ----------    ----------    --------    ---------
  Change in net assets resulting from operations.......      12,104      (110,834)    (14,525)    (101,771)
                                                         ----------    ----------    --------    ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income...........................      (3,182)       (3,965)       (119)        (460)
  From net realized gains..............................          --        (1,216)         --         (614)
  Return of capital....................................          --            --         (91)          --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...........................      (5,319)       (7,497)       (510)      (1,595)
  From net realized gains..............................          --        (2,885)         --       (2,544)
  Return of capital....................................          --            --        (393)          --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...........................      (4,745)       (7,049)        (26)      (1,966)
  From net realized gains..............................          --        (3,834)         --       (5,555)
  Return of capital....................................          --            --         (21)          --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income...........................        (403)         (332)         (7)         (87)
  From net realized gains..............................          --          (160)         --         (251)
  Return of capital....................................          --            --          (5)          --
                                                         ----------    ----------    --------    ---------
  Change in net assets from shareholder
    distributions......................................     (13,649)      (26,938)     (1,172)     (13,072)
                                                         ----------    ----------    --------    ---------
CAPITAL TRANSACTIONS:
  Change in net assets from capital transactions.......      40,406       161,281      17,338      113,801
                                                         ----------    ----------    --------    ---------
  Change in net assets.................................      38,861        23,509       1,641       (1,042)
NET ASSETS:
  Beginning of period..................................   1,062,586     1,039,077     697,963      699,005
                                                         ----------    ----------    --------    ---------
  End of period........................................  $1,101,447    $1,062,586    $699,604    $ 697,963
                                                         ==========    ==========    ========    =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                              INVESTOR CONSERVATIVE           INVESTOR
                                                                   GROWTH FUND              BALANCED FUND
                                                              ----------------------    ---------------------
                                                                    YEAR ENDED               YEAR ENDED
                                                                     JUNE 30,                 JUNE 30,
                                                              ----------------------    ---------------------
                                                                2003         2002         2003        2002
                                                              ---------    ---------    --------    ---------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................  $ 15,097     $ 24,225     $  7,980    $  22,065
  Dividends reinvested......................................     1,892        1,566        1,203        1,854
  Cost of shares redeemed...................................   (17,941)     (23,843)      (6,745)     (34,599)
                                                              --------     --------     --------    ---------
Change in net assets from Class I capital transactions......  $   (952)    $  1,948     $  2,438    $ (10,680)
                                                              ========     ========     ========    =========
CLASS A SHARES:
  Proceeds from shares issued...............................  $ 77,852     $ 51,756     $127,278    $ 123,759
  Dividends reinvested......................................     3,071        2,337        7,820        8,790
  Cost of shares redeemed...................................   (31,704)     (15,641)     (79,068)     (76,316)
                                                              --------     --------     --------    ---------
Change in net assets from Class A capital transactions......  $ 49,219     $ 38,452     $ 56,030    $  56,233
                                                              ========     ========     ========    =========
CLASS B SHARES:
  Proceeds from shares issued...............................  $114,681     $ 56,020     $150,331    $ 123,843
  Dividends reinvested......................................     4,952        4,874        8,362       10,609
  Cost of shares redeemed...................................   (47,118)     (27,101)    (105,731)     (60,354)
                                                              --------     --------     --------    ---------
Change in net assets from Class B capital transactions......  $ 72,515     $ 33,793     $ 52,962    $  74,098
                                                              ========     ========     ========    =========
CLASS C SHARES:
  Proceeds from shares issued...............................  $ 22,175     $  6,816     $ 27,542    $  11,821
  Dividends reinvested......................................       394          272          565          503
  Cost of shares redeemed...................................    (7,832)      (2,233)      (9,429)      (4,576)
                                                              --------     --------     --------    ---------
Change in net assets from Class C capital transactions......  $ 14,737     $  4,855     $ 18,678    $   7,748
                                                              ========     ========     ========    =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................     1,515        2,308          793        2,006
  Reinvested................................................       190          149          121          168
  Redeemed..................................................    (1,797)      (2,270)        (677)      (3,149)
                                                              --------     --------     --------    ---------
Change in Class I Shares....................................       (92)         187          237         (975)
                                                              ========     ========     ========    =========
CLASS A SHARES:
  Issued....................................................     7,804        4,940       12,638       11,211
  Reinvested................................................       309          223          788          795
  Redeemed..................................................    (3,177)      (1,492)      (7,934)      (6,971)
                                                              --------     --------     --------    ---------
Change in Class A Shares....................................     4,936        3,671        5,492        5,035
                                                              ========     ========     ========    =========
CLASS B SHARES:
  Issued....................................................    11,538        5,352       14,981       11,264
  Reinvested................................................       499          464          844          960
  Redeemed..................................................    (4,753)      (2,592)     (10,658)      (5,510)
                                                              --------     --------     --------    ---------
Change in Class B Shares....................................     7,284        3,224        5,167        6,714
                                                              ========     ========     ========    =========
CLASS C SHARES:
  Issued....................................................     2,227          655        2,770        1,081
  Reinvested................................................        40           26           57           46
  Redeemed..................................................      (792)        (214)        (940)        (421)
                                                              --------     --------     --------    ---------
Change in Class C Shares....................................     1,475          467        1,887          706
                                                              ========     ========     ========    =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 14

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                                INVESTOR GROWTH              INVESTOR
                                                                 & INCOME FUND             GROWTH FUND
                                                             ----------------------    --------------------
                                                                   YEAR ENDED               YEAR ENDED
                                                                    JUNE 30,                 JUNE 30,
                                                             ----------------------    --------------------
                                                               2003         2002         2003        2002
                                                             ---------    ---------    --------    --------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..............................  $  29,276    $  80,523    $  3,282    $ 14,783
  Dividends reinvested.....................................      3,345        5,064         130         834
  Cost of shares redeemed..................................    (35,127)     (47,470)     (6,565)    (26,889)
                                                             ---------    ---------    --------    --------
Change in net assets from Class I capital transactions.....  $  (2,506)   $  38,117    $ (3,153)   $(11,272)
                                                             =========    =========    ========    ========
CLASS A SHARES:
  Proceeds from shares issued..............................  $  98,256    $ 129,739    $ 60,245    $ 69,707
  Dividends reinvested.....................................      5,578       10,455         887       4,082
  Cost of shares redeemed..................................    (90,429)    (133,645)    (51,159)    (43,522)
                                                             ---------    ---------    --------    --------
Change in net assets from Class A capital transactions.....  $  13,405    $   6,549    $  9,973    $ 30,267
                                                             =========    =========    ========    ========
CLASS B SHARES:
  Proceeds from shares issued..............................  $ 130,145    $ 168,982    $ 81,422    $136,851
  Dividends reinvested.....................................      5,130       10,993          46       7,440
  Cost of shares redeemed..................................   (123,926)     (77,899)    (84,793)    (60,400)
                                                             ---------    ---------    --------    --------
Change in net assets from Class B capital transactions.....  $  11,349    $ 102,076    $ (3,325)   $ 83,891
                                                             =========    =========    ========    ========
CLASS C SHARES:
  Proceeds from shares issued..............................  $  30,669    $  19,041    $ 20,833    $ 15,342
  Dividends reinvested.....................................        330          424           9         307
  Cost of shares redeemed..................................    (12,841)      (4,926)     (6,999)     (4,734)
                                                             ---------    ---------    --------    --------
Change in net assets from Class C capital transactions.....  $  18,158    $  14,539    $ 13,843    $ 10,915
                                                             =========    =========    ========    ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...................................................      2,941        6,981         328       1,261
  Reinvested...............................................        340          442          13          71
  Redeemed.................................................     (3,541)      (4,131)       (667)     (2,234)
                                                             ---------    ---------    --------    --------
Change in Class I Shares...................................       (260)       3,292        (326)       (902)
                                                             =========    =========    ========    ========
CLASS A SHARES:
  Issued...................................................      9,747       11,183       6,041       5,859
  Reinvested...............................................        561          906          93         349
  Redeemed.................................................     (9,043)     (11,495)     (5,187)     (3,669)
                                                             ---------    ---------    --------    --------
Change in Class A Shares...................................      1,265          594         947       2,539
                                                             =========    =========    ========    ========
CLASS B SHARES:
  Issued...................................................     12,976       14,646       8,211      11,445
  Reinvested...............................................        519          958           5         633
  Redeemed.................................................    (12,545)      (6,822)     (8,672)     (5,102)
                                                             ---------    ---------    --------    --------
Change in Class B Shares...................................        950        8,782        (456)      6,976
                                                             =========    =========    ========    ========
CLASS C SHARES:
  Issued...................................................      3,102        1,665       2,132       1,300
  Reinvested...............................................         34           37           1          26
  Redeemed.................................................     (1,294)        (436)       (720)       (401)
                                                             ---------    ---------    --------    --------
Change in Class C Shares...................................      1,842        1,266       1,413         925
                                                             =========    =========    ========    ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

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ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 16

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                                                      ----------------------------------------   ------------------------
                                                                    NET REALIZED
                                             NET                        AND                                       NET
                                            ASSET                    UNREALIZED       TOTAL                    REALIZED
                                           VALUE,        NET           GAINS           FROM         NET          GAINS
                                          BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON
                                          OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS
                                          ---------   ----------   --------------   ----------   ----------   -----------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 I)
 Year Ended June 30, 2003...............   $10.15       $0.38          $ 0.22         $ 0.60       $(0.38)      $   --
 Year Ended June 30, 2002...............    10.71        0.43           (0.52)         (0.09)       (0.43)       (0.04)
 Year Ended June 30, 2001...............    11.09        0.52           (0.11)          0.41        (0.52)       (0.27)
 Year Ended June 30, 2000...............    11.20        0.52           (0.03)          0.49        (0.52)       (0.08)
 Year Ended June 30, 1999...............    11.06        0.47            0.28           0.75        (0.48)       (0.13)

INVESTOR BALANCED FUND (CLASS I)
 Year Ended June 30, 2003...............    10.48        0.30            0.15           0.45        (0.30)          --
 Year Ended June 30, 2002...............    11.44        0.40           (0.95)         (0.55)       (0.37)       (0.04)
 Year Ended June 30, 2001...............    12.52        0.46           (0.53)         (0.07)       (0.46)       (0.55)
 Year Ended June 30, 2000...............    12.24        0.53            0.27           0.80        (0.49)       (0.03)
 Year Ended June 30, 1999...............    11.81        0.47            0.79           1.26        (0.51)       (0.32)

INVESTOR GROWTH & INCOME FUND (CLASS I)
 Year Ended June 30, 2003...............    10.73        0.20           (0.02)          0.18        (0.20)          --
 Year Ended June 30, 2002...............    12.21        0.27           (1.39)         (1.12)       (0.27)       (0.09)
 Year Ended June 30, 2001...............    13.84        0.42           (0.86)         (0.44)       (0.40)       (0.79)
 Year Ended June 30, 2000...............    13.29        0.43            0.63           1.06        (0.42)       (0.09)
 Year Ended June 30, 1999...............    12.57        0.35            1.32           1.67        (0.48)       (0.47)

INVESTOR GROWTH FUND (CLASS I)
 Year Ended June 30, 2003...............    11.11        0.08           (0.23)         (0.15)       (0.06)          --
 Year Ended June 30, 2002...............    13.06        0.16           (1.83)         (1.67)       (0.12)       (0.16)
 Year Ended June 30, 2001...............    15.33        0.32           (1.15)         (0.83)       (0.25)       (1.19)
 Year Ended June 30, 2000...............    14.39        0.40            1.04           1.44        (0.34)       (0.16)
 Year Ended June 30, 1999...............    13.39        0.32            1.77           2.09        (0.43)       (0.66)

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 A)
 Year Ended June 30, 2003...............    10.13        0.35            0.22           0.57        (0.35)          --
 Year Ended June 30, 2002...............    10.69        0.41           (0.52)         (0.11)       (0.41)       (0.04)
 Year Ended June 30, 2001...............    11.07        0.49           (0.11)          0.38        (0.49)       (0.27)
 Year Ended June 30, 2000...............    11.18        0.49           (0.03)          0.46        (0.49)       (0.08)
 Year Ended June 30, 1999...............    11.04        0.44            0.29           0.73        (0.46)       (0.13)

INVESTOR BALANCED FUND (CLASS A)
 Year Ended June 30, 2003...............    10.48        0.28            0.15           0.43        (0.28)          --
 Year Ended June 30, 2002...............    11.44        0.34           (0.92)         (0.58)       (0.34)       (0.04)
 Year Ended June 30, 2001...............    12.52        0.43           (0.53)         (0.10)       (0.43)       (0.55)
 Year Ended June 30, 2000...............    12.24        0.47            0.30           0.77        (0.46)       (0.03)
 Year Ended June 30, 1999...............    11.83        0.42            0.79           1.21        (0.48)       (0.32)

INVESTOR GROWTH & INCOME FUND (CLASS A)
 Year Ended June 30, 2003...............    10.83        0.18           (0.02)          0.16        (0.18)          --
 Year Ended June 30, 2002...............    12.33        0.25           (1.41)         (1.16)       (0.25)       (0.09)
 Year Ended June 30, 2001...............    13.96        0.36           (0.83)         (0.47)       (0.37)       (0.79)
 Year Ended June 30, 2000...............    13.40        0.39            0.65           1.04        (0.39)       (0.09)
 Year Ended June 30, 1999...............    12.69        0.36            1.27           1.63        (0.45)       (0.47)

INVESTOR GROWTH FUND (CLASS A)
 Year Ended June 30, 2003...............    11.03        0.06           (0.24)         (0.18)       (0.04)          --
 Year Ended June 30, 2002...............    12.97        0.12           (1.80)         (1.68)       (0.10)       (0.16)
 Year Ended June 30, 2001...............    15.25        0.25           (1.11)         (0.86)       (0.23)       (1.19)
 Year Ended June 30, 2000...............    14.30        0.33            1.09           1.42        (0.31)       (0.16)
 Year Ended June 30, 1999...............    13.33        0.29            1.74           2.03        (0.40)       (0.66)

                                               DISTRIBUTIONS
                                          -----------------------

                                          RETURN
                                            OF          TOTAL
                                          CAPITAL   DISTRIBUTIONS
                                          -------   -------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 I)
 Year Ended June 30, 2003...............  $   --       $(0.38)
 Year Ended June 30, 2002...............      --        (0.47)
 Year Ended June 30, 2001...............      --        (0.79)
 Year Ended June 30, 2000...............      --        (0.60)
 Year Ended June 30, 1999...............      --        (0.61)
INVESTOR BALANCED FUND (CLASS I)
 Year Ended June 30, 2003...............      --        (0.30)
 Year Ended June 30, 2002...............      --        (0.41)
 Year Ended June 30, 2001...............      --        (1.01)
 Year Ended June 30, 2000...............      --        (0.52)
 Year Ended June 30, 1999...............      --        (0.83)
INVESTOR GROWTH & INCOME FUND (CLASS I)
 Year Ended June 30, 2003...............      --        (0.20)
 Year Ended June 30, 2002...............      --        (0.36)
 Year Ended June 30, 2001...............      --        (1.19)
 Year Ended June 30, 2000...............      --        (0.51)
 Year Ended June 30, 1999...............      --        (0.95)
INVESTOR GROWTH FUND (CLASS I)
 Year Ended June 30, 2003...............   (0.01)       (0.07)
 Year Ended June 30, 2002...............      --        (0.28)
 Year Ended June 30, 2001...............      --        (1.44)
 Year Ended June 30, 2000...............      --        (0.50)
 Year Ended June 30, 1999...............      --        (1.09)
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 A)
 Year Ended June 30, 2003...............      --        (0.35)
 Year Ended June 30, 2002...............      --        (0.45)
 Year Ended June 30, 2001...............      --        (0.76)
 Year Ended June 30, 2000...............      --        (0.57)
 Year Ended June 30, 1999...............      --        (0.59)
INVESTOR BALANCED FUND (CLASS A)
 Year Ended June 30, 2003...............      --        (0.28)
 Year Ended June 30, 2002...............      --        (0.38)
 Year Ended June 30, 2001...............      --        (0.98)
 Year Ended June 30, 2000...............      --        (0.49)
 Year Ended June 30, 1999...............      --        (0.80)
INVESTOR GROWTH & INCOME FUND (CLASS A)
 Year Ended June 30, 2003...............      --        (0.18)
 Year Ended June 30, 2002...............      --        (0.34)
 Year Ended June 30, 2001...............      --        (1.16)
 Year Ended June 30, 2000...............      --        (0.48)
 Year Ended June 30, 1999...............      --        (0.92)
INVESTOR GROWTH FUND (CLASS A)
 Year Ended June 30, 2003...............   (0.01)       (0.05)
 Year Ended June 30, 2002...............      --        (0.26)
 Year Ended June 30, 2001...............      --        (1.42)
 Year Ended June 30, 2000...............      --        (0.47)
 Year Ended June 30, 1999...............      --        (1.06)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                      ----------------------------------------
                                                                                                   RATIO OF
                                                          TOTAL          NET        RATIO OF         NET
                                         NET ASSET       RETURN        ASSETS,      EXPENSES      INVESTMENT
                                           VALUE,       (EXCLUDES        END           TO           INCOME
                                            END           SALES       OF PERIOD     AVERAGE       TO AVERAGE
                                         OF PERIOD       CHARGE)       (000'S)     NET ASSETS     NET ASSETS
                                         ----------   -------------   ----------   ----------   --------------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 I)
  Year Ended June 30, 2003..............   $10.37          6.11%       $ 57,536       0.24%          3.78%
  Year Ended June 30, 2002..............    10.15         (0.89)         57,251       0.23           4.13
  Year Ended June 30, 2001..............    10.71          3.73          58,396       0.20           4.71
  Year Ended June 30, 2000..............    11.09          4.52          52,294       0.20           4.66
  Year Ended June 30, 1999..............    11.20          7.01          37,131       0.20           4.31

INVESTOR BALANCED FUND (CLASS I)
  Year Ended June 30, 2003..............    10.63          4.57          48,314       0.24           3.08
  Year Ended June 30, 2002..............    10.48         (4.90)         45,136       0.22           3.37
  Year Ended June 30, 2001..............    11.44         (0.70)         60,442       0.20           3.94
  Year Ended June 30, 2000..............    12.52          6.69          56,229       0.20           4.10
  Year Ended June 30, 1999..............    12.24         11.16          84,447       0.20           3.85

INVESTOR GROWTH & INCOME FUND (CLASS I)
  Year Ended June 30, 2003..............    10.71          1.87         173,085       0.25           2.00
  Year Ended June 30, 2002..............    10.73         (9.23)        176,206       0.23           2.35
  Year Ended June 30, 2001..............    12.21         (3.51)        160,441       0.20           3.18
  Year Ended June 30, 2000..............    13.84          8.10         207,040       0.20           3.14
  Year Ended June 30, 1999..............    13.29         14.11         209,770       0.20           3.70

INVESTOR GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............    10.89         (1.26)         30,993       0.25           0.85
  Year Ended June 30, 2002..............    11.11        (12.93)         35,237       0.23           1.35
  Year Ended June 30, 2001..............    13.06         (6.02)         53,171       0.20           2.38
  Year Ended June 30, 2000..............    15.33         10.17          73,483       0.20           2.77
  Year Ended June 30, 1999..............    14.39         16.84         100,566       0.20           2.57

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 A)
  Year Ended June 30, 2003..............    10.35          5.86         127,434       0.49           3.58
  Year Ended June 30, 2002..............    10.13         (1.13)         74,756       0.48           3.90
  Year Ended June 30, 2001..............    10.69          3.48          39,651       0.45           4.49
  Year Ended June 30, 2000..............    11.07          4.27          31,225       0.45           4.46
  Year Ended June 30, 1999..............    11.18          6.77          29,714       0.45           4.07

INVESTOR BALANCED FUND (CLASS A)
  Year Ended June 30, 2003..............    10.63          4.32         344,041       0.49           2.83
  Year Ended June 30, 2002..............    10.48         (5.13)        281,567       0.48           3.13
  Year Ended June 30, 2001..............    11.44         (0.94)        249,797       0.45           3.66
  Year Ended June 30, 2000..............    12.52          6.43         219,684       0.45           3.82
  Year Ended June 30, 1999..............    12.24         10.70         177,336       0.45           3.27

INVESTOR GROWTH & INCOME FUND (CLASS A)
  Year Ended June 30, 2003..............    10.81          1.60         347,098       0.50           1.76
  Year Ended June 30, 2002..............    10.83         (9.53)        334,005       0.48           2.15
  Year Ended June 30, 2001..............    12.33         (3.71)        372,933       0.45           2.79
  Year Ended June 30, 2000..............    13.96          7.85         299,207       0.45           2.91
  Year Ended June 30, 1999..............    13.40         13.62         245,151       0.45           1.54

INVESTOR GROWTH FUND (CLASS A)
  Year Ended June 30, 2003..............    10.80         (1.55)        201,843       0.50           0.60
  Year Ended June 30, 2002..............    11.03        (13.06)        195,576       0.48           1.02
  Year Ended June 30, 2001..............    12.97         (6.27)        197,065       0.45           1.81
  Year Ended June 30, 2000..............    15.25         10.04         140,449       0.45           2.25
  Year Ended June 30, 1999..............    14.30         16.40         100,789       0.45           2.08

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                              WITHOUT         TURNOVER
                                              WAIVERS           (a)
                                          ---------------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 I)
  Year Ended June 30, 2003..............       0.24%            11.05%
  Year Ended June 30, 2002..............       0.23              9.21
  Year Ended June 30, 2001..............       0.22              7.82
  Year Ended June 30, 2000..............       0.30             23.76
  Year Ended June 30, 1999..............       0.32              9.73
INVESTOR BALANCED FUND (CLASS I)
  Year Ended June 30, 2003..............       0.24             20.93
  Year Ended June 30, 2002..............       0.23             20.23
  Year Ended June 30, 2001..............       0.22              7.13
  Year Ended June 30, 2000..............       0.27             20.99
  Year Ended June 30, 1999..............       0.26             13.51
INVESTOR GROWTH & INCOME FUND (CLASS I)
  Year Ended June 30, 2003..............       0.25             23.09
  Year Ended June 30, 2002..............       0.23             24.96
  Year Ended June 30, 2001..............       0.24              6.15
  Year Ended June 30, 2000..............       0.28             21.50
  Year Ended June 30, 1999..............       0.27             17.87
INVESTOR GROWTH FUND (CLASS I)
  Year Ended June 30, 2003..............       0.35             15.96
  Year Ended June 30, 2002..............       0.31             29.37
  Year Ended June 30, 2001..............       0.27              7.43
  Year Ended June 30, 2000..............       0.32             28.66
  Year Ended June 30, 1999..............       0.31             14.62
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 A)
  Year Ended June 30, 2003..............       0.59             11.05
  Year Ended June 30, 2002..............       0.59              9.21
  Year Ended June 30, 2001..............       0.57              7.82
  Year Ended June 30, 2000..............       0.65             23.76
  Year Ended June 30, 1999..............       0.67              9.73
INVESTOR BALANCED FUND (CLASS A)
  Year Ended June 30, 2003..............       0.59             20.93
  Year Ended June 30, 2002..............       0.58             20.23
  Year Ended June 30, 2001..............       0.57              7.13
  Year Ended June 30, 2000..............       0.62             20.99
  Year Ended June 30, 1999..............       0.61             13.51
INVESTOR GROWTH & INCOME FUND (CLASS A)
  Year Ended June 30, 2003..............       0.60             23.09
  Year Ended June 30, 2002..............       0.58             24.96
  Year Ended June 30, 2001..............       0.59              6.15
  Year Ended June 30, 2000..............       0.63             21.50
  Year Ended June 30, 1999..............       0.62             17.87
INVESTOR GROWTH FUND (CLASS A)
  Year Ended June 30, 2003..............       0.70             15.96
  Year Ended June 30, 2002..............       0.66             29.37
  Year Ended June 30, 2001..............       0.62              7.43
  Year Ended June 30, 2000..............       0.67             28.66
  Year Ended June 30, 1999..............       0.66             14.62

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 18

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                                                      ----------------------------------------   ------------------------
                                                                    NET REALIZED
                                                                        AND                                       NET
                                          NET ASSET                  UNREALIZED       TOTAL                    REALIZED
                                           VALUE,        NET           GAINS           FROM         NET          GAINS
                                          BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON
                                          OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS
                                          ---------   ----------   --------------   ----------   ----------   -----------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 B)
 Year Ended June 30, 2003...............   $10.13       $0.28          $ 0.22         $ 0.50       $(0.28)      $   --
 Year Ended June 30, 2002...............    10.69        0.33           (0.52)         (0.19)       (0.33)       (0.04)
 Year Ended June 30, 2001...............    11.08        0.41           (0.12)          0.29        (0.41)       (0.27)
 Year Ended June 30, 2000...............    11.19        0.41           (0.03)          0.38        (0.41)       (0.08)
 Year Ended June 30, 1999...............    11.05        0.36            0.29           0.65        (0.38)       (0.13)

INVESTOR BALANCED FUND (CLASS B)
 Year Ended June 30, 2003...............    10.46        0.21            0.15           0.36        (0.21)          --
 Year Ended June 30, 2002...............    11.43        0.26           (0.93)         (0.67)       (0.26)       (0.04)
 Year Ended June 30, 2001...............    12.51        0.35           (0.53)         (0.18)       (0.35)       (0.55)
 Year Ended June 30, 2000...............    12.24        0.37            0.30           0.67        (0.37)       (0.03)
 Year Ended June 30, 1999...............    11.82        0.33            0.81           1.14        (0.40)       (0.32)

INVESTOR GROWTH & INCOME FUND (CLASS B)
 Year Ended June 30, 2003...............    10.79        0.10           (0.02)          0.08        (0.10)          --
 Year Ended June 30, 2002...............    12.28        0.16           (1.40)         (1.24)       (0.16)       (0.09)
 Year Ended June 30, 2001...............    13.91        0.27           (0.84)         (0.57)       (0.27)       (0.79)
 Year Ended June 30, 2000...............    13.36        0.29            0.64           0.93        (0.29)       (0.09)
 Year Ended June 30, 1999...............    12.64        0.26            1.29           1.55        (0.36)       (0.47)

INVESTOR GROWTH FUND (CLASS B)
 Year Ended June 30, 2003...............    11.02       (0.02)          (0.23)         (0.25)          --           --(b)
 Year Ended June 30, 2002...............    13.01        0.04           (1.81)         (1.77)       (0.06)       (0.16)
 Year Ended June 30, 2001...............    15.35        0.17           (1.14)         (0.97)       (0.18)       (1.19)
 Year Ended June 30, 2000...............    14.44        0.24            1.07           1.31        (0.24)       (0.16)
 Year Ended June 30, 1999...............    13.47        0.20            1.76           1.96        (0.33)       (0.66)

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 C)
 Year Ended June 30, 2003...............    10.12        0.28            0.21           0.49        (0.28)          --
 Year Ended June 30, 2002...............    10.68        0.33           (0.52)         (0.19)       (0.33)       (0.04)
 Year Ended June 30, 2001...............    11.06        0.41           (0.11)          0.30        (0.41)       (0.27)
 Year Ended June 30, 2000...............    11.17        0.41           (0.03)          0.38        (0.41)       (0.08)
 Year Ended June 30, 1999...............    11.03        0.36            0.29           0.65        (0.38)       (0.13)

INVESTOR BALANCED FUND (CLASS C)
 Year Ended June 30, 2003...............    10.41        0.20            0.15           0.35        (0.21)          --
 Year Ended June 30, 2002...............    11.38        0.26           (0.92)         (0.66)       (0.27)       (0.04)
 Year Ended June 30, 2001...............    12.46        0.34           (0.53)         (0.19)       (0.34)       (0.55)
 Year Ended June 30, 2000...............    12.19        0.37            0.30           0.67        (0.37)       (0.03)
 Year Ended June 30, 1999...............    11.77        0.32            0.81           1.13        (0.39)       (0.32)

INVESTOR GROWTH & INCOME FUND (CLASS C)
 Year Ended June 30, 2003...............    10.69        0.11           (0.03)          0.08        (0.11)          --
 Year Ended June 30, 2002...............    12.18        0.16           (1.39)         (1.23)       (0.17)       (0.09)
 Year Ended June 30, 2001...............    13.80        0.28           (0.84)         (0.56)       (0.27)       (0.79)
 Year Ended June 30, 2000...............    13.25        0.29            0.64           0.93        (0.29)       (0.09)
 Year Ended June 30, 1999...............    12.54        0.26            1.28           1.54        (0.36)       (0.47)

INVESTOR GROWTH FUND (CLASS C)
 Year Ended June 30, 2003...............    10.89       (0.01)          (0.24)         (0.25)          --           --(b)
 Year Ended June 30, 2002...............    12.86        0.04           (1.79)         (1.75)       (0.06)       (0.16)
 Year Ended June 30, 2001...............    15.19        0.18           (1.14)         (0.96)       (0.18)       (1.19)
 Year Ended June 30, 2000...............    14.30        0.24            1.05           1.29        (0.24)       (0.16)
 Year Ended June 30, 1999...............    13.34        0.18            1.77           1.95        (0.33)       (0.66)

                                               DISTRIBUTIONS
                                          -----------------------

                                          RETURN
                                            OF          TOTAL
                                          CAPITAL   DISTRIBUTIONS
                                          -------   -------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 B)
 Year Ended June 30, 2003...............    $--        $(0.28)
 Year Ended June 30, 2002...............    --          (0.37)
 Year Ended June 30, 2001...............    --          (0.68)
 Year Ended June 30, 2000...............    --          (0.49)
 Year Ended June 30, 1999...............    --          (0.51)
INVESTOR BALANCED FUND (CLASS B)
 Year Ended June 30, 2003...............    --          (0.21)
 Year Ended June 30, 2002...............    --          (0.30)
 Year Ended June 30, 2001...............    --          (0.90)
 Year Ended June 30, 2000...............    --          (0.40)
 Year Ended June 30, 1999...............    --          (0.72)
INVESTOR GROWTH & INCOME FUND (CLASS B)
 Year Ended June 30, 2003...............    --          (0.10)
 Year Ended June 30, 2002...............    --          (0.25)
 Year Ended June 30, 2001...............    --          (1.06)
 Year Ended June 30, 2000...............    --          (0.38)
 Year Ended June 30, 1999...............    --          (0.83)
INVESTOR GROWTH FUND (CLASS B)
 Year Ended June 30, 2003...............    --(b)          --
 Year Ended June 30, 2002...............    --          (0.22)
 Year Ended June 30, 2001...............    --          (1.37)
 Year Ended June 30, 2000...............    --          (0.40)
 Year Ended June 30, 1999...............    --          (0.99)
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 C)
 Year Ended June 30, 2003...............    --          (0.28)
 Year Ended June 30, 2002...............    --          (0.37)
 Year Ended June 30, 2001...............    --          (0.68)
 Year Ended June 30, 2000...............    --          (0.49)
 Year Ended June 30, 1999...............    --          (0.51)
INVESTOR BALANCED FUND (CLASS C)
 Year Ended June 30, 2003...............    --          (0.21)
 Year Ended June 30, 2002...............    --          (0.31)
 Year Ended June 30, 2001...............    --          (0.89)
 Year Ended June 30, 2000...............    --          (0.40)
 Year Ended June 30, 1999...............    --          (0.71)
INVESTOR GROWTH & INCOME FUND (CLASS C)
 Year Ended June 30, 2003...............    --          (0.11)
 Year Ended June 30, 2002...............    --          (0.26)
 Year Ended June 30, 2001...............    --          (1.06)
 Year Ended June 30, 2000...............    --          (0.38)
 Year Ended June 30, 1999...............    --          (0.83)
INVESTOR GROWTH FUND (CLASS C)
 Year Ended June 30, 2003...............    --(b)          --
 Year Ended June 30, 2002...............    --          (0.22)
 Year Ended June 30, 2001...............    --          (1.37)
 Year Ended June 30, 2000...............    --          (0.40)
 Year Ended June 30, 1999...............    --          (0.99)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                      ----------------------------------------
                                                                                                   RATIO OF
                                                          TOTAL          NET        RATIO OF         NET
                                         NET ASSET       RETURN        ASSETS,      EXPENSES      INVESTMENT
                                           VALUE,       (EXCLUDES        END           TO           INCOME
                                            END           SALES       OF PERIOD     AVERAGE       TO AVERAGE
                                         OF PERIOD       CHARGE)       (000'S)     NET ASSETS     NET ASSETS
                                         ----------   -------------   ----------   ----------   --------------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 B)
  Year Ended June 30, 2003..............   $10.35          5.09%       $235,561       1.24%          2.83%
  Year Ended June 30, 2002..............    10.13         (1.86)        156,833       1.23           3.13
  Year Ended June 30, 2001..............    10.69          2.62         131,026       1.20           3.73
  Year Ended June 30, 2000..............    11.08          3.48         117,926       1.20           3.70
  Year Ended June 30, 1999..............    11.19          6.10         121,348       1.20           3.33

INVESTOR BALANCED FUND (CLASS B)
  Year Ended June 30, 2003..............    10.61          3.56         467,665       1.24           2.08
  Year Ended June 30, 2002..............    10.46         (5.92)        406,991       1.23           2.39
  Year Ended June 30, 2001..............    11.43         (1.66)        367,716       1.20           2.92
  Year Ended June 30, 2000..............    12.51          5.58         298,942       1.20           3.04
  Year Ended June 30, 1999..............    12.24         10.01         229,671       1.20           2.78

INVESTOR GROWTH & INCOME FUND (CLASS B)
  Year Ended June 30, 2003..............    10.77          0.84         532,059       1.25           1.01
  Year Ended June 30, 2002..............    10.79        (10.15)        522,731       1.23           1.38
  Year Ended June 30, 2001..............    12.28         (4.41)        487,342       1.20           2.05
  Year Ended June 30, 2000..............    13.91          7.04         362,151       1.20           2.13
  Year Ended June 30, 1999..............    13.36         12.93         221,088       1.20           2.12

INVESTOR GROWTH FUND (CLASS B)
  Year Ended June 30, 2003..............    10.77         (2.26)        426,245       1.25          (0.15)
  Year Ended June 30, 2002..............    11.02        (13.74)        441,074       1.23           0.27
  Year Ended June 30, 2001..............    13.01         (6.97)        429,869       1.20           1.08
  Year Ended June 30, 2000..............    15.35          9.14         302,162       1.20           1.41
  Year Ended June 30, 1999..............    14.44         15.57         168,823       1.20           1.44

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 C)
  Year Ended June 30, 2003..............    10.33          5.01          27,162       1.24           2.87
  Year Ended June 30, 2002..............    10.12         (1.85)         11,674       1.23           3.16
  Year Ended June 30, 2001..............    10.68          2.72           7,336       1.20           3.75
  Year Ended June 30, 2000..............    11.06          3.48           7,207       1.20           3.70
  Year Ended June 30, 1999..............    11.17          6.00           8,742       1.20           3.32

INVESTOR BALANCED FUND (CLASS C)
  Year Ended June 30, 2003..............    10.55          3.55          43,506       1.24           2.13
  Year Ended June 30, 2002..............    10.41         (5.92)         23,272       1.23           2.40
  Year Ended June 30, 2001..............    11.38         (1.67)         17,397       1.20           2.93
  Year Ended June 30, 2000..............    12.46          5.59          16,095       1.20           3.08
  Year Ended June 30, 1999..............    12.19         10.04          14,963       1.20           2.85

INVESTOR GROWTH & INCOME FUND (CLASS C)
  Year Ended June 30, 2003..............    10.66          0.82          49,205       1.25           1.04
  Year Ended June 30, 2002..............    10.69        (10.19)         29,644       1.23           1.36
  Year Ended June 30, 2001..............    12.18         (4.40)         18,361       1.20           2.10
  Year Ended June 30, 2000..............    13.80          7.10          16,944       1.20           2.18
  Year Ended June 30, 1999..............    13.25         12.94          12,347       1.20           2.20

INVESTOR GROWTH FUND (CLASS C)
  Year Ended June 30, 2003..............    10.64         (2.26)         40,523       1.25          (0.14)
  Year Ended June 30, 2002..............    10.89        (13.74)         26,076       1.23           0.22
  Year Ended June 30, 2001..............    12.86         (7.01)         18,900       1.20           1.23
  Year Ended June 30, 2000..............    15.19          9.08          19,404       1.20           1.52
  Year Ended June 30, 1999..............    14.30         15.65          15,071       1.20           1.50

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                              WITHOUT         TURNOVER
                                              WAIVERS           (a)
                                          ---------------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 B)
  Year Ended June 30, 2003..............       1.24%            11.05%
  Year Ended June 30, 2002..............       1.23              9.21
  Year Ended June 30, 2001..............       1.22              7.82
  Year Ended June 30, 2000..............       1.30             23.76
  Year Ended June 30, 1999..............       1.32              9.73
INVESTOR BALANCED FUND (CLASS B)
  Year Ended June 30, 2003..............       1.24             20.93
  Year Ended June 30, 2002..............       1.23             20.23
  Year Ended June 30, 2001..............       1.22              7.13
  Year Ended June 30, 2000..............       1.27             20.99
  Year Ended June 30, 1999..............       1.26             13.51
INVESTOR GROWTH & INCOME FUND (CLASS B)
  Year Ended June 30, 2003..............       1.25             23.09
  Year Ended June 30, 2002..............       1.23             24.96
  Year Ended June 30, 2001..............       1.23              6.15
  Year Ended June 30, 2000..............       1.28             21.50
  Year Ended June 30, 1999..............       1.27             17.87
INVESTOR GROWTH FUND (CLASS B)
  Year Ended June 30, 2003..............       1.35             15.96
  Year Ended June 30, 2002..............       1.31             29.37
  Year Ended June 30, 2001..............       1.27              7.43
  Year Ended June 30, 2000..............       1.32             28.66
  Year Ended June 30, 1999..............       1.31             14.62
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 C)
  Year Ended June 30, 2003..............       1.24             11.05
  Year Ended June 30, 2002..............       1.23              9.21
  Year Ended June 30, 2001..............       1.22              7.82
  Year Ended June 30, 2000..............       1.30             23.76
  Year Ended June 30, 1999..............       1.33              9.73
INVESTOR BALANCED FUND (CLASS C)
  Year Ended June 30, 2003..............       1.24             20.93
  Year Ended June 30, 2002..............       1.23             20.23
  Year Ended June 30, 2001..............       1.22              7.13
  Year Ended June 30, 2000..............       1.27             20.99
  Year Ended June 30, 1999..............       1.26             13.51
INVESTOR GROWTH & INCOME FUND (CLASS C)
  Year Ended June 30, 2003..............       1.25             23.09
  Year Ended June 30, 2002..............       1.23             24.96
  Year Ended June 30, 2001..............       1.24              6.15
  Year Ended June 30, 2000..............       1.28             21.50
  Year Ended June 30, 1999..............       1.27             17.87
INVESTOR GROWTH FUND (CLASS C)
  Year Ended June 30, 2003..............       1.35             15.96
  Year Ended June 30, 2002..............       1.31             29.37
  Year Ended June 30, 2001..............       1.27              7.43
  Year Ended June 30, 2000..............       1.32             28.66
  Year Ended June 30, 1999..............       1.31             14.62

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 20

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the current day's closing net asset value per share.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds based on methods approved by the Board of Trustees. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly, except for the Investor Conservative Growth Fund, which is declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003
Continued

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average daily net assets of the Funds.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets over $1 billion.

   One Group Dealer Services, Inc., (the "Distributor"), an affiliate of Bank One Corporation, serves the Trust as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the period ended June 30, 2003, the Distributor received $20,823,533 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $7,391,358 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
----                                                          -------     -------     -------     -------
Investor Growth Fund........................................    .25%        .50%        1.25%       1.25%

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2003, were as follows (amounts in thousands):

FUND                                                          PURCHASES     SALES
----                                                          ---------     -----
Investor Conservative Growth Fund...........................  $167,864     $ 37,930
Investor Balanced Fund......................................   277,279      157,385
Investor Growth & Income Fund...............................   250,713      222,503
Investor Growth Fund........................................   112,013       98,238

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003
Continued

 22

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   November 25, 2003. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of June 30, 2003, there were no outstanding loans for the Funds.

7. FEDERAL TAX INFORMATION:

   The tax character of distributions paid during the fiscal year ended June 30, 2003 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                     DISTRIBUTIONS PAID FROM:
                                    ---------------------------
                                       NET             NET             TOTAL           TAX            TOTAL
                                    INVESTMENT      LONG-TERM         TAXABLE         RETURN      DISTRIBUTIONS
                                      INCOME      CAPITAL GAINS    DISTRIBUTIONS    OF CAPITAL        PAID
                                    ----------    -------------    -------------    ----------    -------------
Investor Conservative Growth
  Fund............................   $10,969           $--            $10,969          $ --          $10,969
Investor Balanced Fund............    18,827            --             18,827            --           18,827
Investor Growth & Income Fund.....    14,717            --             14,717            --           14,717
Investor Growth Fund..............       662            --                662           510            1,172

   As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.) (amounts in thousands):

                                          UNDISTRIBUTED                                                                    TOTAL
                          UNDISTRIBUTED     LONG-TERM                                   ACCUMULATED      UNREALIZED     ACCUMULATED
                            ORDINARY         CAPITAL      ACCUMULATED   DISTRIBUTIONS   CAPITAL AND    APPRECIATION/     EARNINGS/
                             INCOME           GAINS        EARNINGS        PAYABLE      OTHER LOSSES   (DEPRECIATION)    (DEFICIT)
                          -------------   -------------   -----------   -------------   ------------   --------------   -----------
Investor Conservative
  Growth Fund...........     $  949            $--          $  949         $  (948)       $ (4,003)      $  (4,164)      $  (8,166)
Investor Balanced
  Fund..................      3,940             --           3,940          (3,937)        (25,858)        (42,182)        (68,037)
Investor Growth & Income
  Fund..................      2,383             --           2,383          (2,379)        (62,433)       (127,802)       (190,231)
Investor Growth Fund....         --             --              --              --         (54,152)       (103,284)       (157,436)

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003
Continued

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   As of June 30, 2003 , the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                EXPIRE
FUND                                                             2011       TOTAL
----                                                            -------    -------
Investor Conservative Growth Fund...........................    $ 3,624    $ 3,624
Investor Balanced Fund......................................     25,062    $25,062
Investor Growth & Income Fund...............................     57,634    $57,634
Investor Growth Fund........................................     53,027    $53,027

   Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2003, the Funds deferred to July 1, 2003 post October capital losses of (amounts in thousands):

                                                                CAPITAL LOSSES
                                                                --------------
Investor Conservative Growth Fund...........................        $  379
Investor Balanced Fund......................................           797
Investor Growth & Income Fund...............................         4,799
Investor Growth Fund........................................         1,125

   ELIGIBLE DISTRIBUTIONS (UNAUDITED)

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

FUND                                                            PERCENTAGE
----                                                            ----------
Investor Conservative Growth Fund...........................         7%
Investor Balanced Fund......................................        10%
Investor Growth & Income Fund...............................        20%
Investor Growth Fund........................................       100%

8. OTHER FEDERAL TAX INFORMATION (UNAUDITED):

   For the period ended June 30, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

   For the period ended June 30, 2003, the following Funds paid qualified dividend income of (amounts in thousands):

FUND                                                            AMOUNT
----                                                            ------
Investor Conservative Growth Fund...........................    $  410
Investor Balanced Fund......................................       999
Investor Growth & Income Fund...............................     1,426

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003
Continued

 24

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of
One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund and the Investor Growth Fund (four series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Chicago, Illinois
August 11, 2003

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

    NAME AND ADDRESS(1)
         Birthdate                                                                            Other Directorships
 Time Served with the Trust          Principal Occupation During the Past Five Years            Held by Trustee
----------------------------    ----------------------------------------------------------    --------------------
Peter C. Marshall               From March 2002 to present, self-employed as a business       None
12/10/42                        consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present               President, W.D. Hoard, Inc. (corporate parent of DCI
                                Marketing, Inc.); November 1993 to March 2000, President
                                DCI Marketing, Inc.


Frederick W. Ruebeck            Since April 2000, Advisor, Jerome P. Green & Associates,      None
10/8/39                         LLC (a broker-dealer); January 2000 to April 2000,
5/16/94 - present               self-employed as a consultant; June 1988 to December 1999,
                                Director of Investments, Eli Lilly and Company.


Robert A. Oden, Jr.             From July 2002 to present, President, Carleton College;       None
9/11/46                         1995 to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                    Since 1975, President, Gardner, Inc. (wholesale               Director,
11/5/47                         distributor to outdoor power equipment industry).             Cardinal Health,
5/21/98 - present                                                                             Inc.


Marilyn McCoy                   Since 1985,Vice President of Administration and Planning,     None
3/18/48                         Northwestern University.
4/28/99 - present


Julius L. Pallone               Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                         consultant).
4/28/99 - present


Donald L. Tuttle                Since 1995, Vice President, Association for Investment        None
10/6/34                         Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 26

INVESTOR FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

    NAME AND ADDRESS(1)
         BIRTHDATE
     POSITION HELD AND
 TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer, Banc
11/13/57                       One Investment Management Group and Senior Managing Director
President                      of Banc One Investment Advisors Corporation; October 2002 to
1/1/00 - present               present, President, One Group Asset Management (Ireland)
                               Limited; October 1999 to present, Chief Executive Officer
                               and President, One Group Administrative Services, Inc. and
                               Chief Executive Officer and President, One Group Dealer
                               Services, Inc.; August 1994 to October 1999, Senior Managing
                               Director, Banc One Investment Advisors Corporation.


Robert L. Young                From November 2001 to present, Senior Managing Director and
1/17/63                        Chief Operating Officer of One Group Mutual Funds for Banc
Vice President and             One Investment Management Group; October 2002 to present,
Treasurer                      Vice President, One Group Asset Management (Ireland)
1/1/00 - present               Limited; October 1999 to present, Vice President and
                               Treasurer, One Group Administrative Services, Inc., and Vice
                               President and Treasurer, One Group Dealer Services, Inc.;
                               December 1996 to October 1999, Managing Director of Mutual
                               Fund Administration, Banc One Investment Advisors
                               Corporation.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director, Banc
10/4/56                        One Investment Advisors Corporation.
Vice President
8/15/02 - present


Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel, Bank One Corporation.
1/1/00-present


Gary R. Young                  From October 1999 to present, Director Mutual Fund
8/19/69                        Administration, One Group Administrative Services, Inc.;
Assistant Treasurer and        October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Administration, Banc One Investment
                               Advisors Corporation; January 1995 to December 1998, Vice
                               President and Manager of Mutual Fund Accounting, Custody and
                               Financial Administration, First Chicago NBD Corporation.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Officer is indefinite. As of June 30, 2003, there were 59 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

                      (This Page Intentionally Left Blank)

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

 28

                      (This Page Intentionally Left Blank)

ONE GROUP MUTUAL FUNDS         INVESTOR FUNDS ANNUAL REPORT        June 30, 2003

     ANNUAL REPORT

                                                          ONE GROUP MUTUAL FUNDS

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-800-480-4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-036-AN (8/03)

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH FISCAL YEARS ENDING ON OR AFTER JULY 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH FISCAL YEARS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Principal Executive and Principal Financial Officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30A-3(D) UNDER THE ACT (17 CFR 270.30A-3(D)) THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH FISCAL YEARS ENDING ON OR AFTER JULY 15, 2003.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      One Group Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mark A. Beeson
                         -------------------------------------------------------
                               Mark A. Beeson, President
                               (Principal Executive Officer)

Date      September 9, 2003
     ----------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark A. Beeson
                         -------------------------------------------------------
                               Mark A. Beeson, President
                               (Principal Executive Officer)

Date      September 9, 2003
     ----------------------------------------------------

By (Signature and Title)*  /s/ Robert L. Young
                         -------------------------------------------------------
                               Robert L. Young, Treasurer
                               (Principal Financial Officer)

Date      September 9, 2003
     ----------------------------------------------------



* Print the name and title of each signing officer under his or her signature.

[ONE GROUP INVESTMENTS LOGO]


I, Mark A. Beeson, certify that:

1. I have reviewed this report on Form N-CSR of One Group Mutual Funds (the "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b.   (Omitted)

     c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


September 9, 2003                             /s/ Mark A. Beeson
--------------------                        ------------------
Date                                        Mark A. Beeson
                                            President
                                            (Principal Executive Officer)

[ONE GROUP INVESTMENTS LOGO]


I, Robert L. Young, certify that:

1. I have reviewed this report on Form N-CSR of One Group Mutual Funds (the "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b.   (Omitted)

     c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


September 9, 2003                             /s/ Robert L. Young
--------------------                        -------------------
Date                                        Robert L. Young
                                            Treasurer
                                            (Principal Financial Officer)

[ONE GROUP INVESTMENTS LOGO]







This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended June 30, 2003 of One Group Mutual Funds (the "Registrant").

I, Mark A. Beeson, the Principal Executive Officer of the Registrant, certify that:

1. the Form N-CSR for the period ended June 30, 2003 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 as amended; and

2. the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



September 9, 2003
--------------------------------------------
Date

/s/ Mark A. Beeson
--------------------------------------------
Mark A. Beeson
President (Principal Executive Officer)

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

[ONE GROUP INVESTMENTS LOGO]







This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended June 30, 2003 of One Group Mutual Funds (the "Registrant").

I, Robert L. Young, the Principal Financial Officer of the Registrant, certify that:

1. the Form N-CSR for the period ended June 30, 2003 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 as amended; and

2. the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


September 9, 2003
--------------------------------------------
Date

/s/ Robert L. Young
--------------------------------------------
Robert L. Young
Treasurer (Principal Financial Officer)

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.